UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02687

Name of Registrant:	Vanguard Municipal Bond Funds
Address of Registrant:	P.O. Box 2600

Valley Forge, PA 19482

Name and address of agent for service:	John E. Schadl, Esquire

P.O. Box 876

Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2023—April 30, 2024

Item 1: Reports to Shareholders

Semiannual Report   |   April 30, 2024
Vanguard Municipal Money Market Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	38

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2024
Municipal Money Market Fund	Beginning Account Value 10/31/2023	Ending Account Value 4/30/2024	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,016.90	$0.75
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.12	0.75
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.15%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).
2

Municipal Money Market Fund
Fund Allocation (% of investments)
As of April 30, 2024
Texas	15.3%
New York	12.4
Multiple States	9.6
Illinois	6.8
Florida	4.5
Pennsylvania	3.6
Ohio	3.5
Colorado	3.4
Missouri	3.2
Michigan	2.8
Virginia	2.8
Massachusetts	2.5
Connecticut	2.5
District of Columbia	2.1
Tennessee	2.0
Nebraska	1.8
Wisconsin	1.6
Louisiana	1.6
Utah	1.4
Washington	1.4
South Carolina	1.4
Oregon	1.3
Maryland	1.2
Georgia	1.2
Indiana	1.1
Alaska	1.0
Other	8.0
3

Municipal Money Market Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2024
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tender Option Bond (32.5%)
[1]	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue TOB	3.800%	5/2/24	1,965	1,965
[1]	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue TOB	3.800%	5/2/24	5,585	5,585
[1,2,3]	Allegheny County Airport Authority Port, Airport & Marina Revenue TOB	3.830%	5/2/24	2,665	2,665
[1,3]	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue TOB	3.800%	5/2/24	11,895	11,895
[1]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB	3.800%	5/2/24	10,000	10,000
[1,3]	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue TOB	4.040%	5/1/24	47,225	47,225
[1]	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue TOB	3.870%	5/7/24	3,300	3,300
[1]	Atlanta GA Department of Aviation Port, Airport & Marina Revenue TOB	3.850%	5/2/24	3,525	3,525
[1]	Atlanta GA Department of Aviation Port, Airport & Marina Revenue TOB	3.910%	5/2/24	17,460	17,460
[1]	Atlanta GA Department of Aviation Port, Airport & Marina Revenue TOB	3.820%	5/7/24	4,000	4,000
[1]	Aurora CO Sewer Revenue TOB	3.800%	5/1/24	3,595	3,595
[1]	Austin Community College District GO TOB	3.800%	5/2/24	16,730	16,730
[1,3]	Austin TX Airport System Port, Airport & Marina Revenue TOB	3.850%	5/1/24	3,460	3,460
[1]	Austin TX Electric Utility Electric Power & Light Revenue TOB	3.800%	5/2/24	5,335	5,335
[1,4]	Bastrop Independent School District GO TOB	3.810%	5/2/24	4,800	4,800
[1]	Bexar County Hospital District GO TOB	3.800%	5/1/24	29,340	29,340
[1]	Bexar County Hospital District GO TOB	3.810%	5/7/24	11,480	11,480
[1,3]	Bloomington MN Local or Guaranteed Housing Revenue TOB	3.890%	5/7/24	3,910	3,910
[1,4]	Bridge City Independent School District GO TOB	3.800%	5/2/24	2,605	2,605
[1]	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue TOB	3.800%	5/7/24	1,800	1,800
[1,3]	Broward County FL Airport System Port, Airport & Marina Revenue TOB	3.810%	5/2/24	62,695	62,695
[1,3]	Broward County FL Airport System Port, Airport & Marina Revenue TOB	3.840%	5/2/24	5,310	5,310
[1]	Broward County FL Convention Center Hotel Revenue Economic Development Revenue TOB	3.790%	5/2/24	11,275	11,275
[1]	Broward County FL Convention Center Hotel Revenue Economic Development Revenue TOB	3.870%	5/2/24	5,600	5,600
4

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,3,5]	Brunswick City School District GO TOB	3.800%	5/2/24	2,750	2,750
[1,3]	Burke County GA Development Authority Pollution Control Revenue TOB	3.820%	5/2/24	32,000	32,000
[1,3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue TOB	3.900%	5/7/24	29,500	29,500
[1]	California State Public Works Board Lease (Abatement) Revenue TOB	3.820%	5/2/24	2,300	2,300
[1,3]	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue TOB	3.890%	5/7/24	4,505	4,505
[1,3]	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue TOB	3.900%	5/7/24	7,205	7,205
[1,3]	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue TOB	3.990%	5/1/24	93,450	93,450
[1,3,5]	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue TOB	3.820%	5/7/24	1,685	1,685
[1,3,6]	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue TOB , SIFMA Municipal Swap Index Yield + 0.200%	3.970%	5/2/24	5,865	5,865
[1]	Central Puget Sound Regional Transit Authority Sales Tax Revenue TOB	3.780%	5/2/24	6,095	6,095
[1]	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue TOB	3.850%	5/2/24	2,000	2,000
[1]	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue TOB	3.800%	5/7/24	5,870	5,870
[1]	Charlotte NC Water & Sewer System Water Revenue TOB	3.800%	5/2/24	2,276	2,276
[1,3]	Chesapeake Redevelopment & Housing Authority Local or Guaranteed Housing Revenue TOB	3.950%	5/7/24	5,745	5,745
[1,3]	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue TOB	3.830%	5/7/24	6,510	6,510
[1,3]	Chicago IL O'Hare International Airport Port, Airport & Marina Revenue TOB	3.800%	5/2/24	1,815	1,815
[1,3,5]	Chicago IL O'Hare International Airport Port, Airport & Marina Revenue TOB	3.810%	5/2/24	3,780	3,780
[1,3]	Chicago O'Hare International Airport Port, Airport & Marina Revenue TOB	3.830%	5/2/24	2,810	2,810
[1,3]	Chicago O'Hare International Airport Port, Airport & Marina Revenue TOB	3.840%	5/2/24	5,615	5,615
[1]	Clark County NV GO TOB	3.800%	5/1/24	11,785	11,785
[1]	Clark County NV GO TOB	3.800%	5/2/24	3,275	3,275
[1]	Clark County Water Reclamation District GO TOB	3.800%	5/7/24	8,975	8,975
[1]	Clark County Water Reclamation District GO TOB	3.800%	5/7/24	6,400	6,400
[1]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB	3.800%	5/2/24	3,715	3,715
[1]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB	3.800%	5/2/24	1,730	1,730
[1]	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue TOB	3.800%	5/2/24	3,375	3,375
[1]	Colorado Springs CO Utilities System Multiple Utility Revenue TOB	3.810%	5/2/24	7,200	7,200
[1]	Colorado State Building Excellent Schools Lease (Appropriation) Revenue TOB	3.800%	5/1/24	4,520	4,520
[1,2,3]	Columbia County GA Hospital Authority Health, Hospital, Nursing Home Revenue TOB	3.810%	5/2/24	3,650	3,650
[1]	Columbia SC Waterworks & Sewer System Water Revenue TOB	3.820%	5/2/24	40,220	40,220
[1,2,3]	Commonwealth Financing Authority Pennsylvania Tobacco Settlement Funded Revenue TOB	3.800%	5/2/24	5,410	5,410
[1]	Commonwealth of Massachusetts GO TOB	3.790%	5/2/24	5,500	5,500
5

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,3]	Commonwealth of Massachusetts GO TOB	3.800%	5/2/24	20,000	20,000
[1]	Commonwealth of Massachusetts GO TOB	3.810%	5/2/24	3,335	3,335
[1]	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue TOB	3.770%	5/2/24	5,625	5,625
[1,2]	Connecticut GO TOB	3.800%	5/2/24	4,005	4,005
[1]	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue TOB	3.830%	5/1/24	10,740	10,740
[1]	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue TOB	3.800%	5/2/24	10,260	10,260
[1]	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue TOB	3.800%	5/7/24	5,710	5,710
[1,3]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB	3.810%	5/2/24	4,585	4,585
[1,4]	Crowley Independent School District GO TOB	3.800%	5/2/24	12,800	12,800
[1,4]	Crowley Independent School District GO TOB	3.800%	5/7/24	2,000	2,000
[1]	Dallas Area Rapid Transit Sales Tax Revenue TOB	3.800%	5/2/24	2,370	2,370
[1]	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue TOB	3.810%	5/2/24	4,820	4,820
[1,2]	DeKalb County GA Water & Sewer Water Revenue TOB	3.810%	5/2/24	11,990	11,990
[1,2]	DeKalb County GA Water & Sewer Water Revenue TOB	3.840%	5/2/24	5,500	5,500
[1,4]	Denton Independent School District GO TOB	3.790%	5/2/24	8,000	8,000
[1]	Denver City & County CO Airport System Port, Airport & Marina Revenue TOB	3.880%	5/7/24	3,750	3,750
[1]	Denver CO City & County Airport System Port, Airport & Marina Revenue TOB	3.820%	5/2/24	6,665	6,665
[1]	Denver CO City & County Airport System Port, Airport & Marina Revenue TOB	3.820%	5/2/24	4,245	4,245
[1]	Denver CO City & County Airport System Port, Airport & Marina Revenue TOB	3.840%	5/2/24	4,800	4,800
[1,3]	Denver CO City & County Airport System Port, Airport & Marina Revenue TOB	3.850%	5/2/24	10,760	10,760
[1,3]	Denver CO City & County Airport System Port, Airport & Marina Revenue TOB	3.850%	5/2/24	30,150	30,150
[1]	Denver CO City & County Airport System Port, Airport & Marina Revenue TOB	3.850%	5/2/24	12,865	12,865
[1]	Denver CO City & County Airport System Port, Airport & Marina Revenue TOB	3.910%	5/2/24	8,510	8,510
[1]	Denver CO City & County Airport System Port, Airport & Marina Revenue TOB	4.020%	5/2/24	5,250	5,250
[1]	Denver CO City & County Airport System Port, Airport & Marina Revenue TOB	4.020%	5/2/24	3,240	3,240
[1]	Denver CO City & County Dedicated Tax Hotel Occupancy Tax Revenue TOB	3.830%	5/7/24	4,205	4,205
[1]	Denver CO City & County Hotel Occupancy Tax Revenue TOB	3.800%	5/2/24	4,000	4,000
[1]	Denver CO City & County Hotel Occupancy Tax Revenue TOB	3.800%	5/2/24	8,675	8,675
[1,3]	District of Columbia GO TOB	3.800%	5/2/24	28,600	28,600
[1,3]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue TOB	4.110%	5/1/24	76,000	76,000
[1,7]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.800%	5/2/24	6,845	6,845
[1,3]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.920%	5/7/24	11,880	11,880
[1]	District of Columbia Water & Sewer Authority Water Revenue TOB	3.800%	5/1/24	28,775	28,775
[1,2]	District of Columbia Water & Sewer Authority Water Revenue TOB	3.790%	5/2/24	6,190	6,190
[1]	District of Columbia Water & Sewer Authority Water Revenue TOB	3.800%	5/7/24	3,755	3,755
6

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,3]	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue TOB	3.810%	5/2/24	4,435	4,435
[1,3]	Dubois Hospital Authority Health, Hospital, Nursing Home Revenue TOB	3.820%	5/7/24	2,250	2,250
[1]	El Paso TX Independent School District GO TOB	3.820%	5/2/24	9,560	9,560
[1,3,6]	El Paso TX Water & Sewer Water Revenue TOB, SIFMA Municipal Swap Index Yield + 0.200%	3.970%	5/2/24	7,500	7,500
[1,3]	Escambia County FL Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB	3.990%	5/1/24	7,120	7,120
[1,8]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue TOB	3.790%	5/2/24	76,485	76,485
[1,8]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue TOB	3.800%	5/2/24	35,400	35,400
[1,8]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue TOB	4.550%	5/2/24	41,300	41,300
[1,8]	FHLMC Multifamily Certificates Revenue TOB	3.800%	5/1/24	23,650	23,650
[1,8]	FHLMC Multifamily Certificates Revenue TOB	3.800%	5/1/24	19,790	19,790
[1]	Florida Department of Transportation Turnpike System Highway Revenue TOB	3.800%	5/2/24	3,750	3,750
[1,3]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue TOB	3.990%	5/1/24	37,985	37,985
[1,3]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue TOB	3.990%	5/7/24	17,085	17,085
[1,4]	Forney Independent School District GO TOB	3.800%	5/7/24	2,770	2,770
[1]	Fort Lauderdale FL Water & Sewer Revenue TOB	3.800%	5/2/24	6,205	6,205
[1]	Fort Lauderdale FL Water & Sewer Water Revenue TOB	3.800%	5/2/24	4,695	4,695
[1]	Franklin County OH Health, Hospital, Nursing Home Revenue TOB	3.800%	5/2/24	2,810	2,810
[1]	Georgia Housing & Finance Authority Local or Guaranteed Housing Revenue TOB	3.800%	5/2/24	4,170	4,170
[1,2,3]	Greater Asheville Regional Airport Authority Port, Airport & Marina Revenue TOB	3.840%	5/2/24	4,200	4,200
[1,2,3]	Greater Asheville Regional Airport Authority Port, Airport & Marina Revenue TOB	3.850%	5/2/24	2,325	2,325
[1]	Greater Clark Building Corp. Lease (Abatement) Revenue TOB	3.830%	5/2/24	6,800	6,800
[1]	Greater Orlando Aviation Authority Florida Airport Facilities Port, Airport & Marina Revenue TOB	3.820%	5/2/24	7,125	7,125
[1,3]	Greater Orlando Aviation Authority Port, Airport & Marina Revenue TOB	3.830%	5/2/24	1,875	1,875
[1,3]	Greater Orlando Aviation Authority Port, Airport & Marina Revenue TOB	3.850%	5/2/24	1,875	1,875
[1]	Greater Orlando Aviation Authority Port, Airport & Marina Revenue TOB	3.870%	5/2/24	2,130	2,130
[1]	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue TOB	3.810%	5/7/24	6,200	6,200
[1,3]	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue TOB	3.800%	5/1/24	4,000	4,000
[1,3]	Hamilton County OH Health, Hospital, Nursing Home Revenue TOB	3.800%	5/2/24	6,775	6,775
[1]	Hampton Roads Transportation Accountability Commission Appropriations Revenue TOB	3.800%	5/2/24	2,250	2,250
[1]	Hampton Roads Transportation Accountability Commission Appropriations Revenue TOB	3.800%	5/2/24	3,370	3,370
[1]	Hampton Roads Transportation Accountability Commission Appropriationss Revenue TOB	3.800%	5/2/24	5,500	5,500
[1]	Hampton Roads Transportation Accountability Commission Sales Tax Revenue TOB	3.850%	5/2/24	11,250	11,250
7

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB	3.800%	5/2/24	2,960	2,960
[1,2]	Harris County TX GO TOB	3.800%	5/2/24	8,070	8,070
[1,2]	Harris County TX GO TOB	3.800%	5/2/24	8,160	8,160
[1,3]	Hillsborough County Aviation Authority Port, Airport & Marina Revenue TOB	3.820%	5/2/24	5,455	5,455
[1,3]	Hillsborough County Aviation Authority Port, Airport & Marina Revenue TOB	3.830%	5/2/24	3,400	3,400
[1]	Hillsborough County Aviation Authority Port, Airport & Marina Revenue TOB	3.870%	5/2/24	7,500	7,500
[1,9]	Holly Area MI School District Oakland GO TOB	3.820%	5/2/24	6,755	6,755
[1,4]	Humble Independent School District GO TOB	3.800%	5/7/24	2,050	2,050
[1,3]	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue TOB	3.810%	5/7/24	7,635	7,635
[1,3]	Illinois Finance Authority College & University Revenue TOB	3.850%	5/7/24	98,230	98,230
[1,3]	Illinois Finance Authority College & University Revenue TOB	3.850%	5/7/24	78,750	78,750
[1]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB	3.800%	5/2/24	4,800	4,800
[1]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB	3.800%	5/2/24	5,000	5,000
[1]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB	3.800%	5/2/24	3,465	3,465
[1]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB	3.800%	5/2/24	13,835	13,835
[1,3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB	3.800%	5/2/24	5,000	5,000
[1]	Illinois State Toll Highway Authority Highway Revenue TOB	3.800%	5/2/24	2,170	2,170
[1]	Illinois State Toll Highway Authority Highway Revenue TOB	3.820%	5/2/24	2,665	2,665
[1]	Illinois Toll Highway Authority Highway Revenue TOB	3.830%	5/2/24	1,980	1,980
[1]	Illinois Toll Highway Authority Highway Revenue TOB	3.830%	5/2/24	1,310	1,310
[1]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue TOB	3.820%	5/1/24	29,135	29,135
[1,3]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue TOB	3.800%	5/2/24	10,490	10,490
[1]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue TOB	3.820%	5/2/24	7,130	7,130
[1]	Indiana Finance Authority Hospital Health, Hospital, Nursing Home Revenue TOB	3.800%	5/2/24	8,020	8,020
[1]	Indiana Finance Authority Hospital Health, Hospital, Nursing Home Revenue TOB	3.800%	5/2/24	2,620	2,620
[1]	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue TOB	3.800%	5/2/24	5,325	5,325
[1]	Indianapolis IN Local Public Improvement Bond Bank Income Tax Revenue TOB	3.860%	5/7/24	3,500	3,500
[1]	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue TOB	3.830%	5/2/24	5,985	5,985
[1]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue TOB	3.800%	5/1/24	3,005	3,005
[1,3]	Invesco Municipal Opportunity Trust TOB	4.200%	5/1/24	200,300	200,300
[1,3]	Invesco Value Municipal Income Trust TOB	4.200%	5/1/24	158,400	158,400
[1,3]	Invesco Van Kampen Trust TOB	4.200%	5/1/24	161,880	161,880
[1]	Iowa Finance Authority Local or Guaranteed Housing Revenue TOB	3.800%	5/2/24	4,000	4,000
[1]	Iowa Finance Authority Local or Guaranteed Housing Revenue TOB	3.800%	5/2/24	4,250	4,250
[1]	Jackson County MO Appropriations Revenue TOB	3.850%	5/2/24	13,550	13,550
[1]	Jackson County MO Appropriations Revenue TOB	3.850%	5/2/24	10,000	10,000
[1]	JEA Water & Sewer System Water Revenue TOB	3.800%	5/2/24	2,500	2,500
8

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	JEA Water & Sewer System Water Revenue TOB	3.800%	5/2/24	3,065	3,065
[1,3]	JPMorgan Chase Putters/Drivers Trust Revenue TOB	4.070%	5/2/24	8,630	8,630
[1,3]	JPMorgan Chase Putters/Drivers Trust TOB	4.170%	5/2/24	53,655	53,655
[1,3]	Kansas City IDA Intergovernmental Agreement Revenue TOB	3.850%	5/2/24	3,020	3,020
[1,2,3]	Kansas City IDA Intergovernmental Agreement Revenue TOB	3.850%	5/2/24	8,055	8,055
[1,3]	Kansas Development Finance Authority Miscellaneous Revenue TOB	3.810%	5/2/24	1,575	1,575
[1,3,5]	Kentucky Bond Development Corp. Lease Revenue TOB	3.820%	5/2/24	12,380	12,380
[1]	King County WA Sewer Revenue TOB	3.800%	5/1/24	4,310	4,310
[1]	Lafayette Parish School Board Sales Tax Revenue TOB	3.820%	5/7/24	8,695	8,695
[1,2]	Lamar Consolidated Independent School District GO TOB	3.800%	5/1/24	37,160	37,160
[1]	Lamar Consolidated Independent School District GO TOB	3.800%	5/2/24	16,670	16,670
[1]	Lamar Consolidated Independent School District GO TOB	3.800%	5/2/24	22,500	22,500
[1,4,5]	Lamar Consolidated Independent School District GO TOB	3.800%	5/2/24	5,250	5,250
[1]	Lamar Consolidated Independent School District GO TOB	3.810%	5/2/24	7,895	7,895
[1,4]	Lamar Consolidated Independent School District GO TOB	3.810%	5/2/24	3,105	3,105
[1,3]	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue TOB	3.800%	5/2/24	2,065	2,065
[1]	Las Vegas Valley Water District GO TOB	3.800%	5/7/24	5,615	5,615
[1,3]	Lee County FL Port, Airport & Marina Revenue TOB	3.850%	5/2/24	6,390	6,390
[1,3]	Lehigh County PA General Purpose Authority Health, Hospital, Nursing Home Revenue TOB	3.800%	5/2/24	5,850	5,850
[1,3]	Lehigh County PA Health, Hospital, Nursing Home Revenue TOB	3.810%	5/2/24	2,855	2,855
[1]	Los Angeles Department of Airports Port, Airport & Marina Revenue TOB	3.820%	5/2/24	4,000	4,000
[1,3]	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue TOB	3.990%	5/1/24	137,385	137,385
[1,3]	Louisiana Public Facilities Authority Revenue TOB	3.990%	5/1/24	23,715	23,715
[1,2,3]	Lower Colorado River Authority Intergovernmental Agreement Revenue TOB	3.800%	5/2/24	6,265	6,265
[1]	Manatee County FL Public Utilities Revenue Water Revenue TOB	3.820%	5/7/24	6,665	6,665
[1]	Maricopa County AZ IDA Health, Hospital, Nursing Home Revenue TOB	3.800%	5/2/24	3,280	3,280
[1,3]	Maricopa County AZ IDA Health, Hospital, Nursing Home Revenue TOB	3.800%	5/2/24	21,270	21,270
[1,3]	Maricopa County IDA Local or Guaranteed Housing Revenue TOB	3.920%	5/7/24	13,500	13,500
[1,3]	MariCPa County IDA Multi Family Health, Hospital, Nursing Home Revenue TOB	3.920%	5/7/24	9,225	9,225
[1,3]	MariCPa County IDA Multi Family Local or Guaranteed Housing Revenue TOB	3.920%	5/7/24	18,695	18,695
[1]	Maryland Community Development Administration Local or Guaranteed Housing Revenue TOB	3.800%	5/2/24	4,085	4,085
[1]	Maryland Community Development Administration Local or Guaranteed Housing Revenue TOB	3.820%	5/2/24	3,315	3,315
[1,3]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB	3.820%	5/2/24	2,545	2,545
[1]	Maryland State Stadium Authority Lease (Appropriation) Revenue TOB	3.800%	5/2/24	36,000	36,000
[1]	Maryland State Stadium Authority Lottery Revenue TOB	3.800%	5/1/24	22,380	22,380
[1,3]	Maryland State Stadium Authority Lottery Revenue TOB	3.800%	5/2/24	3,800	3,800
[1,2,10]	Massachusetts Bay Transportation Authority Sales Tax Revenue TOB	3.790%	5/2/24	9,900	9,900
[1]	Massachusetts Bay Transportation Authority Sales Tax Revenue TOB	3.790%	5/2/24	8,000	8,000
9

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue TOB	3.990%	5/1/24	79,385	79,385
[1,3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue TOB	3.800%	5/2/24	4,700	4,700
[1,3]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue TOB	3.920%	5/7/24	17,200	17,200
[1]	Massachusetts School Building Authority Sales Tax Revenue TOB	3.800%	5/2/24	4,570	4,570
[1,4]	Medina Valley Independent School District GO TOB	3.800%	5/2/24	2,800	2,800
[1,4]	Medina Valley Independent School District GO TOB	3.810%	5/2/24	4,000	4,000
[1]	Mesa AZ Utility System Water Revenue TOB	3.660%	5/2/24	11,500	11,500
[1,2,3]	Metropolitan Government of Nashville & Davidson County TN Intergovernmental Agreement Revenue TOB	3.800%	5/2/24	21,770	21,770
[1]	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue TOB	3.830%	5/2/24	1,215	1,215
[1,3]	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue TOB	3.840%	5/2/24	5,090	5,090
[1]	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue TOB	3.810%	5/2/24	5,500	5,500
[1]	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue TOB	3.820%	5/2/24	4,940	4,940
[1,11]	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue TOB	3.920%	5/2/24	20,255	20,255
[1,3]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue TOB	3.810%	5/2/24	9,690	9,690
[1,3]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue TOB	3.820%	5/7/24	1,685	1,685
[1]	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue TOB	3.900%	5/1/24	4,755	4,755
[1,3]	Miami-Dade County FL Educational Facilities Authority College & University Revenue TOB	3.810%	5/2/24	15,860	15,860
[1]	Miami-Dade County FL Transit System Sales Tax Revenue TOB	3.800%	5/2/24	9,555	9,555
[1]	Miami-Dade County FL Transit System Sales Tax Revenue TOB	3.800%	5/2/24	3,750	3,750
[1]	Miami-Dade County FL Transit System Sales Tax Revenue TOB	3.800%	5/2/24	3,455	3,455
[1]	Miami-Dade County FL Transit System Sales Tax Revenue TOB	3.800%	5/2/24	2,500	2,500
[1,3]	Miami-Dade County Seaport Department Port, Airport & Marina Revenue TOB	3.850%	5/2/24	6,310	6,310
[1]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue TOB	3.900%	5/1/24	15,910	15,910
[1,3]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue TOB	3.850%	5/2/24	2,810	2,810
[1,3]	Michigan Finance Authority College & University Revenue Health, Hospital, Nursing Home Revenue TOB	3.830%	5/1/24	94,335	94,335
[1]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB	3.790%	5/2/24	7,760	7,760
[1,3]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB	3.800%	5/2/24	42,545	42,545
[1,3]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB	3.800%	5/2/24	17,150	17,150
[1,3]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB	3.800%	5/2/24	4,550	4,550
[1]	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue TOB	3.800%	5/2/24	1,250	1,250
[1]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue TOB	3.800%	5/7/24	7,500	7,500
[1]	Michigan Trunk Line Fuel Sales Tax Revenue TOB	3.800%	5/1/24	11,250	11,250
[1]	Michigan Trunk Line Fuel Sales Tax Revenue TOB	3.800%	5/2/24	5,600	5,600
[1]	Michigan Trunk Line Fuel Sales Tax Revenue TOB	3.800%	5/2/24	14,250	14,250
10

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Michigan Trunk Line Fuel Sales Tax Revenue TOB	3.800%	5/2/24	6,345	6,345
[1]	Michigan Trunk Line Fuel Sales Tax Revenue TOB	3.800%	5/2/24	5,000	5,000
[1]	Middlesex County Improvement Authority Lease (Non-Terminable) Revenue TOB	3.800%	5/2/24	3,200	3,200
[1,3]	Middlesex County Improvement Authority Lease (Non-Terminable) Revenue TOB	3.800%	5/2/24	3,115	3,115
[1]	Mississippi Home Corp. Local or Guaranteed Housing Revenue TOB	3.810%	5/2/24	5,200	5,200
[1,3]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB	3.810%	5/2/24	3,750	3,750
[1,3]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB	3.910%	5/2/24	20,000	20,000
[1]	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB	3.800%	5/2/24	4,920	4,920
[1,3,6]	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB, SIFMA Municipal Swap Index Yield + 0.200%	3.970%	5/2/24	8,220	8,220
[1,3]	Missouri Health & Educational Facilities Authority Medical Research Facilities Health, Hospital, Nursing Home Revenue TOB	3.820%	5/2/24	56,000	56,000
[1,3]	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue TOB	3.800%	5/2/24	4,100	4,100
[1]	Multnomah County OR School District No. 1 Portland GO TOB	3.800%	5/2/24	20,190	20,190
[1]	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue TOB	3.800%	5/1/24	55,820	55,820
[1,4]	New Braunfels Independent School District GO TOB	3.800%	5/7/24	3,750	3,750
[1,4]	New Caney Independent School District GO TOB	3.810%	5/2/24	4,000	4,000
[1]	New Jersey Educational Facilities Authority College & University Revenue TOB	3.750%	5/1/24	4,800	4,800
[1]	New Jersey Educational Facilities Authority College & University Revenue TOB	3.800%	5/2/24	3,300	3,300
[1,3]	New Jersey Higher Education Assistance Authority Student Loan Revenue TOB	3.840%	5/2/24	2,500	2,500
[1,3]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue TOB	3.330%	5/1/24	6,845	6,845
[1]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue TOB	3.800%	5/2/24	4,015	4,015
[1,3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue TOB	3.810%	5/2/24	14,640	14,640
[1]	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue TOB	3.810%	5/2/24	5,415	5,415
[1]	New York City Housing Development Corp. Multi-Family Housing Local or Guaranteed Housing Revenue TOB	3.800%	5/2/24	3,995	3,995
[1]	New York City Housing Development Corp. Multi-Family Housing Local or Guaranteed Housing Revenue TOB	3.800%	5/2/24	6,135	6,135
[1]	New York City Municipal Water & Sewer System Water Revenue TOB	3.800%	5/2/24	4,040	4,040
[1,3]	New York City Municipal Water Finance Authority Water Revenue TOB	3.850%	5/1/24	25,400	25,400
[1]	New York City Municipal Water Finance Authority Water Revenue TOB	3.790%	5/2/24	2,500	2,500
[1,3]	New York City Municipal Water Finance Authority Water Revenue TOB	3.800%	5/2/24	50,000	50,000
[1]	New York City Municipal Water Finance Authority Water Revenue TOB	3.800%	5/2/24	24,270	24,270
[1]	New York City Municipal Water Finance Water Revenue TOB	3.800%	5/2/24	915	915
[1]	New York City Transitional Finance Authority Building Aid Appropriations Revenue TOB	3.790%	5/2/24	58,925	58,925
11

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB	3.800%	5/1/24	2,615	2,615
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB	3.800%	5/1/24	5,600	5,600
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB	3.800%	5/2/24	3,900	3,900
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB	3.800%	5/2/24	8,000	8,000
[1,3]	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue TOB	3.850%	5/1/24	17,100	17,100
[1]	New York NY Ad Valorem Property Tax Revenue TOB	3.800%	5/7/24	2,400	2,400
[1]	New York NY Ad Valorem Property Tax Revenue TOB	3.800%	5/7/24	4,445	4,445
[1,3]	New York NY GO TOB	3.850%	5/1/24	33,215	33,215
[1,3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB	3.820%	5/7/24	750	750
[1]	New York State Dormitory Authority Income Tax Revenue TOB	3.780%	5/2/24	7,500	7,500
[1]	New York State Dormitory Authority Income Tax Revenue TOB	3.800%	5/2/24	13,000	13,000
[1]	New York State Dormitory Authority Income Tax Revenue TOB	3.800%	5/2/24	1,835	1,835
[1,3]	New York State Dormitory Authority Lease (Appropriation) Revenue TOB	3.800%	5/2/24	21,800	21,800
[1]	New York State Thruway Authority Income Tax Revenue TOB	3.800%	5/2/24	9,345	9,345
[1,3]	New York Transportation Development Corp. Special Facilities Revenue TOB	3.870%	5/2/24	62,975	62,975
[1,3]	Norfolk Economic Development Authority Health, Hospital, Nursing Home Revenue TOB	3.810%	5/2/24	5,000	5,000
[1,3]	Norfolk Economic Development Authority Health, Hospital, Nursing Home Revenue TOB	3.810%	5/2/24	11,415	11,415
[1]	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.800%	5/2/24	3,455	3,455
[1]	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.800%	5/2/24	3,750	3,750
[1]	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.800%	5/2/24	6,585	6,585
[1]	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.810%	5/2/24	8,000	8,000
[1,4]	Northwest Independent School District GO TOB	3.800%	5/2/24	2,660	2,660
[1,3]	Nuveen Municipal Credit Opportunities Fund TOB	4.200%	5/1/24	93,600	93,600
[1,3]	Ohio Health, Hospital, Nursing Home Revenue TOB	3.990%	5/1/24	52,050	52,050
[1,3]	Ohio Health, Hospital, Nursing Home Revenue TOB	3.810%	5/2/24	8,000	8,000
[1,3]	Ohio Health, Hospital, Nursing Home Revenue TOB	3.810%	5/2/24	10,000	10,000
[1]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.800%	5/2/24	3,200	3,200
[1]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.800%	5/2/24	7,030	7,030
[1]	Ohio State University College & University Revenue TOB	3.810%	5/7/24	2,100	2,100
[1,3]	Oklahoma State Development Financing Authority Health System Health, Hospital, Nursing Home Revenue TOB	3.800%	5/2/24	14,330	14,330
[1]	Oklahoma State Water Resources Board Water Revenue TOB	3.800%	5/1/24	8,000	8,000
[1]	Oklahoma Water Resources Board Water Revenue TOB	3.800%	5/2/24	2,230	2,230
[1]	Omaha Public Power District Electric Power & Light Revenue TOB	3.800%	5/1/24	7,500	7,500
[1,2]	Omaha Public Power District Electric Power & Light Revenue TOB	3.820%	5/1/24	11,200	11,200
[1]	Omaha Public Power District Electric Power & Light Revenue TOB	3.820%	5/1/24	9,260	9,260
[1]	Omaha Public Power District Electric Power & Light Revenue TOB	3.790%	5/2/24	7,025	7,025
12

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Omaha Public Power District Electric Power & Light Revenue TOB	3.830%	5/2/24	4,490	4,490
[1]	Oregon City School District No. 62 GO TOB	3.810%	5/2/24	3,905	3,905
[1]	Oregon Health & Science University Health, Hospital, Nursing Home Revenue TOB	3.800%	5/2/24	8,000	8,000
[1]	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue TOB	3.830%	5/2/24	375	375
[1]	Orlando Utilities Commission Water Revenue TOB	3.800%	5/2/24	4,000	4,000
[1,3]	Pasco County FL Health, Hospital, Nursing Home Revenue TOB	3.800%	5/2/24	10,535	10,535
[1,2,3]	Pennsylvania Economic Development Financing Authority Airport Port, Airport & Marina Revenue TOB	3.850%	5/2/24	11,370	11,370
[1]	Pennsylvania Economic Development Financing Authority College & University Revenue TOB	3.800%	5/2/24	6,955	6,955
[1,3]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue TOB	3.800%	5/2/24	2,860	2,860
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue TOB	3.800%	5/2/24	6,665	6,665
[1]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.800%	5/1/24	19,000	19,000
[1]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.800%	5/2/24	2,980	2,980
[1]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.800%	5/2/24	10,715	10,715
[1]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.810%	5/7/24	7,280	7,280
[1]	Pennsylvania State University College & University Revenue TOB	3.800%	5/2/24	3,200	3,200
[1]	Pennsylvania Turnpike Commission Highway Revenue TOB	3.800%	5/1/24	23,100	23,100
[1,3]	Pennsylvania Turnpike Commission Highway Revenue TOB	3.800%	5/2/24	2,680	2,680
[1,3]	Pennsylvania Turnpike Commission Highway Revenue TOB	3.800%	5/2/24	7,670	7,670
[1]	Pennsylvania Turnpike Commission Highway Revenue TOB	3.800%	5/2/24	3,390	3,390
[1]	Pennsylvania Turnpike Commission Highway Revenue TOB	3.800%	5/2/24	5,665	5,665
[1]	Pennsylvania Turnpike Commission Highway Revenue TOB	3.800%	5/2/24	6,855	6,855
[1]	Pennsylvania Turnpike Commission Highway Revenue TOB	3.800%	5/2/24	10,000	10,000
[1]	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue TOB	3.800%	5/1/24	21,285	21,285
[1]	Peters Township School District Washington County GO TOB	3.820%	5/7/24	4,780	4,780
[1]	Pflugerville TX GO TOB	3.810%	5/2/24	14,715	14,715
[1,5]	Pflugerville TX GO TOB	3.820%	5/2/24	16,565	16,565
[1,2,3]	Philadelphia PA Water & Wastewater Water Revenue TOB	3.810%	5/2/24	8,800	8,800
[1,3]	PIMCO Flexible Municipal Income Fund TOB	4.200%	5/1/24	77,100	77,100
[1]	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue TOB	3.800%	5/2/24	8,000	8,000
[1]	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue TOB	3.810%	5/7/24	10,200	10,200
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB	3.830%	5/7/24	4,220	4,220
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB	3.830%	5/7/24	400	400
[1]	Port of Portland OR Airport Port, Airport & Marina Revenue TOB	3.810%	5/2/24	11,950	11,950
[1]	Port of Portland OR Airport Port, Airport & Marina Revenue TOB	3.870%	5/2/24	4,190	4,190
[1]	Port of Portland OR Airport Port, Airport & Marina Revenue TOB	3.910%	5/2/24	11,250	11,250
[1]	Port of Portland OR Airport Port, Airport & Marina Revenue TOB	3.910%	5/2/24	10,500	10,500
13

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Port of Portland OR Airport Port, Airport & Marina Revenue TOB	3.910%	5/2/24	2,820	2,820
[1]	Port of Portland OR Airport Port, Airport & Marina Revenue TOB	4.020%	5/2/24	9,375	9,375
[1]	Port of Portland OR Airport Port, Airport & Marina Revenue TOB	3.890%	5/7/24	2,085	2,085
[1]	Port of Seattle WA Port, Airport & Marina Revenue TOB	3.910%	5/2/24	6,325	6,325
[1]	Port of Seattle WA Port, Airport & Marina Revenue TOB	3.910%	5/2/24	2,580	2,580
[1,4]	Princeton Independent School District GO TOB	3.790%	5/2/24	6,300	6,300
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB	3.850%	5/1/24	3,100	3,100
[1,2,12]	Public Power Generation Agency GO TOB	3.790%	5/2/24	76,870	76,870
[1,2,12]	Public Power Generation Agency Revenue TOB	3.790%	5/2/24	27,500	27,500
[1,4]	Quinlan Independent School District GO TOB	3.800%	5/1/24	4,300	4,300
[1]	Rhode Island Health and Educational Building Corp. Intergovernmental Agreement Revenue TOB	3.800%	5/2/24	6,000	6,000
[1]	Rhode Island Health and Educational Building Corp. Intergovernmental Agreement Revenue TOB	3.830%	5/2/24	5,000	5,000
[1]	Rhode Island Infrastructure Bank State Revolving Fund Water Revenue TOB	3.830%	5/1/24	12,000	12,000
[1,4]	Royse City Independent School District GO TOB	3.800%	5/7/24	3,465	3,465
[1,4]	Royse City TX Independent School District GO TOB	3.810%	5/2/24	3,200	3,200
[1,3]	Salt Lake City UT Airport Port, Airport & Marina Revenue TOB	3.850%	5/2/24	8,940	8,940
[1]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue TOB	3.800%	5/2/24	3,330	3,330
[1]	San Antonio Water System Water Revenue TOB	3.800%	5/7/24	2,000	2,000
[1]	Seattle WA Municipal Light & Power Electric Power & Light Revenue TOB	3.800%	5/7/24	3,330	3,330
[1]	Seminole County FL Miscellaneous Revenue TOB	3.800%	5/2/24	4,675	4,675
[1]	Sherman TX GO TOB	3.820%	5/2/24	5,600	5,600
[1,4]	Smith County Chapel Hill Independent School District GO TOB	3.800%	5/1/24	5,935	5,935
[1]	South Broward Hospital District Health, Hospital, Nursing Home Revenue TOB	3.800%	5/2/24	4,620	4,620
[1,3]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB	4.040%	5/1/24	98,400	98,400
[1,3]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB	3.810%	5/2/24	9,270	9,270
[1,3]	South Carolina Public Service Authority Electric Power & Light Revenue TOB	3.800%	5/2/24	6,000	6,000
[1,3]	South Corolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB	3.800%	5/1/24	61,405	61,405
[1]	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue TOB	3.800%	5/2/24	1,980	1,980
[1]	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue TOB	3.810%	5/7/24	4,100	4,100
[1]	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue TOB	3.800%	5/2/24	14,170	14,170
[1,3]	Southwestern Illinois Development Authority Lease Health, Hospital, Nursing Home Revenue TOB	3.830%	5/1/24	51,155	51,155
[1]	St. Johns County FL Water & Sewer Water Revenue TOB	3.800%	5/2/24	11,150	11,150
[1]	St. Louis MO Appropriations Revenue TOB	3.800%	5/2/24	10,640	10,640
[1,3]	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue TOB	3.330%	5/1/24	22,385	22,385
[1,3]	Sullivan County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue TOB	3.990%	5/1/24	59,910	59,910
[1,2]	Summit County Green Local School District Ad Valorem Property Tax Revenue TOB	3.890%	5/7/24	3,750	3,750
[1]	Tacoma WA Sewer Revenue TOB	3.800%	5/1/24	9,960	9,960
14

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,3]	Tallahassee FL Health, Hospital, Nursing Home Revenue TOB	3.990%	5/1/24	94,500	94,500
[1,3]	Tallahassee FL Health, Hospital, Nursing Home Revenue TOB	3.800%	5/2/24	2,595	2,595
[1,11]	Tampa Bay Water Utility System Water Revenue TOB	3.800%	5/2/24	10,080	10,080
[1]	Tampa FL Health, Hospital, Nursing Home Revenue TOB	3.820%	5/2/24	4,615	4,615
[1]	Tampa FL Tobacco & Liquor Taxes Health, Hospital, Nursing Home Revenue TOB	3.800%	5/2/24	2,625	2,625
[1]	Tampa FL Water & Wastewater System Water Revenue TOB	3.800%	5/2/24	5,000	5,000
[1,3]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB	3.800%	5/2/24	30,000	30,000
[1,3]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB	3.800%	5/2/24	3,000	3,000
[1]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB	3.800%	5/2/24	2,745	2,745
[1]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB	3.800%	5/2/24	7,475	7,475
[1]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB	3.800%	5/2/24	2,260	2,260
[1]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB	3.820%	5/7/24	2,245	2,245
[1]	Tarrant County Hospital District GO TOB	3.800%	5/2/24	12,745	12,745
[1]	Tarrant County TX GO TOB	3.800%	5/7/24	3,440	3,440
[1]	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue TOB	3.810%	5/2/24	10,320	10,320
[1]	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue TOB	3.810%	5/2/24	4,000	4,000
[1]	Tennessee State School Bond Authority Intergovernmental Agreement Revenue TOB	3.800%	5/2/24	17,125	17,125
[1]	Tennessee State School Bond Authority Intergovernmental Agreement Revenue TOB	3.800%	5/7/24	6,700	6,700
[1]	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue TOB	3.800%	5/1/24	12,285	12,285
[1]	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue TOB	3.800%	5/2/24	1,700	1,700
[1]	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue TOB	3.800%	5/2/24	2,795	2,795
[1]	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue TOB	3.800%	5/2/24	2,380	2,380
[1]	Texas Department of Housing & Community Affairs Local or Guaranteed Revenue TOB	3.800%	5/1/24	1,900	1,900
[1]	Texas Water Development Board Miscellaneous Revenue TOB	3.800%	5/7/24	10,000	10,000
[1]	Texas Water Development Board Water Revenue TOB	3.790%	5/2/24	4,685	4,685
[1]	Texas Water Development Board Water Revenue TOB	3.790%	5/2/24	4,235	4,235
[1]	Texas Water Development Board Water Revenue TOB	3.800%	5/2/24	10,135	10,135
[1]	Texas Water Development Board Water Revenue TOB	3.800%	5/2/24	5,000	5,000
[1]	Texas Water Development Board Water Revenue TOB	3.800%	5/2/24	2,600	2,600
[1]	Texas Water Development Board Water Revenue TOB	3.800%	5/2/24	2,000	2,000
[1]	Texas Water Development Board Water Revenue TOB	3.810%	5/2/24	5,000	5,000
[1]	Texas Water Development Board Water Revenue TOB	3.810%	5/2/24	2,855	2,855
[1]	Texas Water Development Board Water Revenue TOB	3.800%	5/7/24	2,000	2,000
[1,3]	Travis County TX Housing Finance Corp. Local or Guaranteed Housing Revenue TOB	3.890%	5/7/24	4,860	4,860
[1]	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue TOB	3.800%	5/7/24	3,050	3,050
[1]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB	3.800%	5/2/24	5,335	5,335
[1]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB	3.800%	5/2/24	6,000	6,000
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	3.800%	5/2/24	8,330	8,330
15

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	3.800%	5/7/24	10,000	10,000
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	3.800%	5/7/24	8,900	8,900
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	3.800%	5/7/24	11,110	11,110
[1]	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue TOB	3.790%	5/2/24	144,470	144,470
[1]	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue TOB	3.800%	5/2/24	4,300	4,300
[1]	Utah State University Local or Guaranteed Housing Revenue TOB	3.820%	5/2/24	8,095	8,095
[1]	Utah State University Local or Guaranteed Housing Revenue TOB	3.850%	5/7/24	2,390	2,390
[1]	Virginia Housing Development Authority Local or Guaranteed Housing Revenue TOB	3.800%	5/2/24	3,740	3,740
[1]	Virginia Housing Development Authority Local or Guaranteed Housing Revenue TOB	3.800%	5/7/24	9,130	9,130
[1]	Walton Industrial Building Authority Lease (Non-Terminable) Revenue (Walton County Jail Facility Project) TOB	3.820%	5/2/24	12,175	12,175
[1,3,5]	Warren County MS (Mississippi Lease Purchase Jail Project) COP TOB	3.800%	5/2/24	4,395	4,395
[1]	Washington & Multnomah Counties School District No. 48J Beaverton GO TOB	3.800%	5/2/24	2,665	2,665
[1]	Washington GO TOB	3.800%	5/2/24	1,675	1,675
[1]	Washington GO TOB	3.810%	5/2/24	5,500	5,500
[1]	Washington GO TOB	3.820%	5/2/24	5,300	5,302
[1,3]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue TOB	3.800%	5/2/24	11,870	11,870
[1,3]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue TOB	3.810%	5/2/24	5,505	5,505
[1,3]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue TOB	3.810%	5/2/24	3,910	3,910
[1]	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue TOB	3.800%	5/2/24	18,750	18,750
[1]	Washington Metropolitan Area Transit Authority Dedicated Transit Revenue TOB	3.800%	5/2/24	15,295	15,295
[1]	Washington Metropolitan Area Transit Authority Transit Revenue TOB	3.810%	5/2/24	8,000	8,000
[1,3]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue TOB	3.810%	5/2/24	12,025	12,025
[1]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue TOB	3.800%	5/2/24	8,000	8,000
[1,4]	Waxahachie TX Independent School District GO TOB	3.810%	5/2/24	4,740	4,740
[1,2,3]	Williamsburg Economic Development Authority Local or Guaranteed Housing Revenue TOB	3.800%	5/2/24	9,900	9,900
[1]	Wisconsin Health & Educational Facilities Authority College & University Revenue TOB	3.820%	5/1/24	20,000	20,000
[1]	Wisconsin Health & Educational Facilities Authority College & University Revenue TOB	3.800%	5/2/24	4,000	4,000
[1]	Wisconsin Health & Educational Facilities Authority College & University Revenue TOB	3.800%	5/2/24	3,900	3,900
[1]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB	3.820%	5/2/24	4,090	4,090
[1]	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue TOB	3.800%	5/2/24	4,440	4,440
[1]	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue TOB	3.800%	5/2/24	9,690	9,690
[1]	Wyoming Community Development Authority Local or Guaranteed Housing Revenue TOB	3.800%	5/7/24	6,400	6,400
[1,4]	Ysleta Independent School District GO TOB	3.800%	5/2/24	4,335	4,335
16

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,4]	Ysleta Independent School District GO TOB	3.800%	5/7/24	4,000	4,000
Total Tender Option Bond (Cost $5,816,818)					5,816,818
Variable Rate Demand Note (61.1%)
[3]	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue VRDO	3.750%	5/2/24	37,360	37,360
[3]	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue VRDO	3.750%	5/2/24	20,395	20,395
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	3.720%	5/2/24	31,020	31,020
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	3.720%	5/2/24	31,665	31,665
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	3.720%	5/2/24	54,820	54,820
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	3.720%	5/2/24	19,310	19,310
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	3.720%	5/2/24	17,600	17,600
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	3.730%	5/2/24	25,950	25,950
[3]	Allegheny County PA GO VRDO	3.780%	5/2/24	9,310	9,310
[3]	Allegheny County PA GO VRDO	3.780%	5/2/24	2,785	2,785
	Arizona State University College & University Revenue VRDO	3.750%	5/1/24	13,435	13,435
	Arizona State University College & University Revenue VRDO	3.750%	5/1/24	885	885
	Battery Park City Authority Miscellaneous Revenue VRDO	3.700%	5/2/24	4,460	4,460
[1]	BlackRock MuniAssets Fund Inc. VRDO VRDP	3.870%	5/2/24	70,000	70,000
	Board of Regents of the University of Texas System College & University Revenue VRDO	3.700%	5/2/24	94,540	94,540
	Board of Regents of the University of Texas System College & University Revenue VRDO	3.710%	5/2/24	64,370	64,370
	Board of Regents of the University of Texas System College & University Revenue VRDO	3.750%	5/2/24	85,740	85,740
	Board of Regents of the University of Texas System College & University Revenue VRDO	3.770%	5/2/24	38,000	38,000
	Butler County General Authority Miscellaneous Revenue VRDO	3.780%	5/2/24	24,200	24,200
[3]	Channahon IL Health, Hospital, Nursing Home Revenue VRDO	3.750%	5/2/24	5,845	5,845
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	3.850%	5/2/24	65,250	65,250
[3]	Clark County Department of Aviation Port, Airport & Marina Revenue VRDO	3.800%	5/1/24	29,805	29,805
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (Museum of Art Project) VRDO	3.780%	5/2/24	13,370	13,370
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (Museum of Art Project) VRDO	3.780%	5/2/24	20,000	20,000
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (Museum of Art Project) VRDO	3.780%	5/2/24	19,000	19,000
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.670%	5/2/24	50,790	50,790
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.700%	5/2/24	55,490	55,490
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue VRDO	3.750%	5/1/24	11,470	11,470
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue VRDO	3.800%	5/1/24	1,165	1,165
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue VRDO	3.800%	5/1/24	18,210	18,210
17

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue VRDO	4.190%	5/2/24	7,700	7,700
	Colorado Housing and Finance Authority Local or Guranteed Housing Revenue VRDO	3.800%	5/1/24	41,145	41,145
	Colorado Springs CO Utilities System Multiple Utility Revenue VRDO	3.830%	5/2/24	13,505	13,505
[3]	Columbus Regional Airport Authority Miscellaneous Revenue VRDO	3.750%	5/2/24	10,780	10,780
[3]	Columbus Regional Airport Authority Port, Airport & Marina Revenue (Pooled Financing Program) VRDO	3.750%	5/2/24	1,495	1,495
	Columbus Regional Airport Authority Port, Airport & Marina Revenue VRDO	3.900%	5/1/24	36,135	36,135
[3]	Columbus Regional Airport Authority Port, Airport & Marina Revenue VRDO	3.750%	5/2/24	8,020	8,020
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	3.700%	5/2/24	19,995	19,995
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	3.700%	5/2/24	46,800	46,800
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	3.720%	5/2/24	35,000	35,000
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	3.720%	5/2/24	26,500	26,500
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	3.720%	5/2/24	24,455	24,455
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	3.720%	5/2/24	35,050	35,050
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	3.720%	5/2/24	6,575	6,575
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	3.750%	5/2/24	29,605	29,605
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	3.750%	5/2/24	16,145	16,145
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	3.750%	5/2/24	16,340	16,340
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	3.800%	5/2/24	8,300	8,300
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	3.820%	5/2/24	50,000	50,000
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.750%	5/1/24	80,725	80,725
[3]	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue VRDO	3.780%	5/1/24	8,080	8,080
[3]	District of Columbia Health, Hospital, Nursing Home Revenue VRDO	3.780%	5/1/24	8,955	8,955
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Park 7 at Minnesota Benning Project) VRDO	3.830%	5/2/24	40,250	40,250
[3]	District of Columbia Miscellaneous Revenue VRDO	3.780%	5/2/24	30,955	30,955
	District of Columbia Water & Sewer Authority Water Revenue VRDO	3.810%	5/2/24	10,000	10,000
	East Baton Rouge Parish Industrial Development Board Inc. Industrial Revenue (ExxonMobil Project) VRDO	3.820%	5/1/24	70,000	70,000
[3]	Elkhart County IN Local or Guaranteed Housing Revenue VRDO	3.970%	5/2/24	5,830	5,830
[3]	Emmaus General Authority Miscellaneous Revenue VRDO	3.750%	5/2/24	20,095	20,095
[3]	Essex County Improvement Authority Recreational Revenue VRDO	3.770%	5/2/24	4,300	4,300
	Fairfax County Economic Development Authority Recreational Revenue VRDO	3.500%	5/2/24	20,615	20,615
18

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fairfax County Economic Development Authority Revenue VRDO	3.720%	5/2/24	8,450	8,450
	Fairfax County IDA Health, Hospital, Nursing Home Revenue VRDO	3.750%	5/2/24	54,955	54,955
	Fairfax County IDA Health, Hospital, Nursing Home Revenue VRDO	3.750%	5/2/24	40,905	40,905
[3]	Fayette County PA Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	3.780%	5/2/24	10,885	10,885
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	3.750%	5/1/24	28,525	28,525
[3]	Georgia Municipal Electric Authority Electric Power & Light Revenue (Various Projects 1) VRDO	3.700%	5/1/24	102,500	102,500
[3]	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue VRDO	3.700%	5/2/24	87,620	87,620
	Gulf Coast IDA Industrial Revenue (Exxon Mobil Project) VRDO	3.700%	5/1/24	106,500	106,500
[3]	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	3.780%	5/2/24	3,805	3,805
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	3.750%	5/1/24	10,555	10,555
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	3.900%	5/1/24	43,130	43,130
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	3.900%	5/1/24	800	800
	Harris County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue VRDO	3.750%	5/1/24	10,180	10,180
[3]	Harris County Hospital District Health, Hospital, Nursing Home Revenue VRDO	3.800%	5/2/24	39,995	39,995
	Hennepin County MN GO VRDO	3.750%	5/2/24	46,660	46,660
	Hennepin County MN GO VRDO	3.770%	5/2/24	28,885	28,885
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.770%	5/2/24	11,630	11,630
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.780%	5/2/24	14,150	14,150
	Houston Higher Education Finance Corp. College & University Revenue (Rice University Project) VRDO	3.700%	5/1/24	16,605	16,605
[3]	Houston TX Combined Utility System Water Revenue VRDO	3.750%	5/2/24	58,795	58,795
[3]	Houston TX Combined Utility System Water Revenue VRDO	3.750%	5/2/24	34,385	34,385
[3]	Houston TX Combined Utility System Water Revenue VRDO	3.750%	5/2/24	49,300	49,300
[3]	Houston TX Combined Utility System Water Revenue VRDO	3.750%	5/2/24	7,705	7,705
[3]	Howard County Housing Commission Local or Guaranteed Housing Revenue VRDO	3.780%	5/2/24	16,400	16,400
[3]	Illinois Development Finance Authority College & University Revenue VRDO	3.750%	5/2/24	4,500	4,500
[3]	Illinois Development Finance Authority Miscellaneous Revenue (Lyric Opera of Chicago Project) VRDO	3.750%	5/1/24	27,500	27,500
[3]	Illinois Development Finance Authority Private Schools Revenue VRDO	3.780%	5/1/24	11,700	11,700
[3]	Illinois Development Finance Authority Recreational Revenue VRDO	3.920%	5/2/24	15,950	15,950
	Illinois Educational Facilities Authority Lease Revenue VRDO	3.700%	5/2/24	9,021	9,021
[3]	Illinois Educational Facilities Authority Recreational Revenue VRDO	3.700%	5/1/24	17,375	17,375
[3]	Illinois Finance Authority College & University Revenue (Evangelical Project) VRDO	3.780%	5/2/24	6,700	6,700
	Illinois Finance Authority College & University Revenue VRDO	3.640%	5/1/24	107,960	107,960
	Illinois Finance Authority College & University Revenue VRDO	3.700%	5/2/24	36,859	36,859
	Illinois Finance Authority College & University Revenue VRDO	3.750%	5/2/24	54,819	54,819
19

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.510%	5/1/24	50,000	50,000
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.700%	5/1/24	7,300	7,300
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.750%	5/1/24	75,940	75,940
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.750%	5/1/24	33,100	33,100
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.750%	5/1/24	13,500	13,500
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.750%	5/1/24	2,755	2,755
[3]	Illinois Finance Authority Miscellaneous Revenue VRDO	3.700%	5/2/24	50,375	50,375
[3]	Illinois Finance Authority Private Schools Revenue (Catherine Cook School Project)VRDO	3.750%	5/1/24	2,800	2,800
[3]	Illinois Finance Authority Recreational Revenue (Chicago Horticulture Project) VRDO	3.920%	5/2/24	14,300	14,300
[3]	Illinois Finance Authority Recreational Revenue VRDO	3.780%	5/1/24	19,000	19,000
[3]	Illinois Finance Authority Recreational Revenue VRDO	3.780%	5/2/24	43,215	43,215
[3]	Illinois Finance Authority Recreational Revenue VRDO	3.830%	5/2/24	3,900	3,900
[3]	Illinois Finance Authority Telecom Revenue (WBEZ Alliance, Inc. Project) VRDO	3.740%	5/2/24	15,425	15,425
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	3.750%	5/1/24	40,000	40,000
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	3.750%	5/1/24	14,485	14,485
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	3.800%	5/1/24	29,500	29,500
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	3.800%	5/1/24	35,000	35,000
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	3.800%	5/1/24	50,000	50,000
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	3.800%	5/1/24	24,250	24,250
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	3.720%	5/2/24	11,385	11,385
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	3.770%	5/2/24	8,770	8,770
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.750%	5/1/24	28,485	28,485
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.750%	5/1/24	33,975	33,975
[3]	Indiana Health & Educational Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	3.780%	5/2/24	9,530	9,530
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue VRDO	3.750%	5/1/24	3,605	3,605
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue VRDO	3.750%	5/1/24	23,705	23,705
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.700%	5/2/24	14,500	14,500
	Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program) VRDO	3.750%	5/2/24	14,800	14,800
	Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program) VRDO	3.750%	5/2/24	11,100	11,100
	Iowa Finance Authority Local or Guaranteed Housing Revenue VRDO	3.700%	5/1/24	10,000	10,000
	Iowa Finance Authority Local or Guaranteed Housing Revenue VRDO	3.700%	5/2/24	16,110	16,110
20

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Jackson Township IDA Local or Guaranteed Housing Revenue VRDO	3.780%	5/2/24	14,250	14,250
	JEA Water & Sewer System Water Revenue VRDO	3.750%	5/1/24	43,665	43,665
[3]	Kansas City MO Special Obligation Revenue VRDO	3.940%	5/1/24	51,660	51,660
[3]	Kansas City MO Special Obligation Revenue VRDO	3.940%	5/1/24	9,870	9,870
	Loudoun County Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	3.720%	5/1/24	14,740	14,740
	Loudoun County Economic Development Authority Industrial Revenue VRDO	3.720%	5/1/24	33,505	33,505
	Loudoun County Economic Development Authority Miscellaneous Revenue VRDO	3.570%	5/1/24	48,320	48,320
	Loudoun County Economic Development Authority Miscellaneous Revenue VRDO	3.570%	5/1/24	35,460	35,460
	Loudoun County Economic Development Authority Miscellaneous Revenue VRDO	3.720%	5/1/24	54,000	54,000
	Loudoun County Economic Development Authority Miscellaneous Revenue VRDO	3.800%	5/1/24	46,605	46,605
[3]	Louisiana Housing Corp. Local or Guaranteed Housing Revenue VRDO	3.740%	5/2/24	14,870	14,870
[3]	Louisiana Public Facilities Authority Local or Guaranteed Housing Revenue VRDO	3.910%	5/2/24	4,425	4,425
	Maryland Economic Development Corp. Health, Hospital, Nursing Home Revenue VRDO	3.680%	5/1/24	53,300	53,300
	Maryland Economic Development Corp. Miscellaneous Revenue VRDO	3.720%	5/1/24	61,485	61,485
	Maryland Health & Higher Educational Facilities Authority College & University Revenue VRDO	3.750%	5/2/24	1,500	1,500
	Massachusetts Bay Transportation Authority Sales Tax Revenue VRDO	3.680%	5/1/24	18,300	18,300
	Massachusetts Bay Transportation Authority Transit Revenue VRDO	3.740%	5/1/24	8,760	8,760
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue VRDO	3.750%	5/2/24	9,400	9,400
[3]	Massachusetts Health & Educational Facilities Authority College & University Revenue VRDO	3.870%	5/2/24	3,600	3,600
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.720%	5/2/24	5,800	5,800
[3]	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue VRDO	3.760%	5/1/24	11,550	11,550
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue VRDO	3.700%	5/2/24	84,375	84,375
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue VRDO	3.760%	5/2/24	94,205	94,205
	Massachusetts Water Resources Authority Water Revenue VRDO	3.750%	5/1/24	26,020	26,020
[3]	Metropolitan Transportation Authority Fuel Sales Tax Revenue VRDO	3.750%	5/1/24	33,955	33,955
[3]	Metropolitan Transportation Authority Miscellaneous Taxes Revenue VRDO	3.780%	5/2/24	24,775	24,775
[3]	Metropolitan Transportation Authority Transit Revenue VRDO	3.780%	5/1/24	11,000	11,000
[3]	Metropolitan Transportation Authority Transit Revenue VRDO	3.770%	5/2/24	50,950	50,950
[3]	Metropolitan Transportation Authority Transit Revenue VRDO	3.830%	5/2/24	15,100	15,100
[3]	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue VRDO	3.780%	5/2/24	4,750	4,750
[3]	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue VRDO	3.800%	5/2/24	28,320	28,320
[3]	Miami-Dade County FL Recreational Revenue VRDO	3.780%	5/2/24	100,000	100,000
21

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.750%	6/3/24	7,000	7,000
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	3.800%	5/1/24	9,105	9,105
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	3.810%	5/1/24	91,270	91,270
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	3.810%	5/1/24	4,800	4,800
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	3.830%	5/1/24	18,780	18,780
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	3.850%	5/1/24	16,360	16,360
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	3.800%	5/2/24	34,445	34,445
[3]	Michigan Strategic Fund Recreational Revenue VRDO	3.780%	5/2/24	29,400	29,400
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.750%	5/2/24	14,410	14,410
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.750%	5/2/24	5,395	5,395
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.750%	5/2/24	6,545	6,545
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.850%	5/2/24	26,530	26,530
	Mississippi Business Finance Corp. Industrial Revenue VRDO	3.700%	5/1/24	23,795	23,795
	Mississippi Business Finance Corp. Industrial Revenue VRDO	3.700%	5/1/24	40,000	40,000
	Mississippi Business Finance Corp. Industrial Revenue VRDO	3.740%	5/1/24	34,750	34,750
	Mississippi Business Finance Corp. Industrial Revenue VRDO	3.740%	5/1/24	23,275	23,275
	Mississippi Business Finance Corp. Industrial Revenue VRDO	3.750%	5/1/24	3,135	3,135
	Mississippi Business Finance Corp. Industrial Revenue VRDO	3.750%	5/1/24	29,405	29,405
	Missouri Development Finance Board Recreational Revenue VRDO	3.700%	5/1/24	11,000	11,000
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.700%	5/1/24	6,225	6,225
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.780%	5/1/24	45,655	45,655
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.780%	5/1/24	37,900	37,900
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.780%	5/1/24	49,575	49,575
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.780%	5/1/24	45,270	45,270
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.850%	5/1/24	23,810	23,810
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.680%	5/2/24	39,410	39,410
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.750%	5/2/24	6,015	6,015
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.750%	5/2/24	66,850	66,850
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.750%	5/2/24	24,010	24,010
	Murray UT Health, Hospital, Nursing Home Revenue VRDO	3.720%	5/2/24	38,900	38,900
	Murray UT Health, Hospital, Nursing Home Revenue VRDO	3.720%	5/2/24	44,000	44,000
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue VRDO	3.700%	5/1/24	20,000	20,000
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue VRDO	3.750%	5/1/24	24,175	24,175
22

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue VRDO	3.750%	5/1/24	40,820	40,820
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue VRDO	3.950%	5/1/24	6,700	6,700
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue VRDO	3.950%	5/1/24	12,165	12,165
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue VRDO	3.950%	5/1/24	15,995	15,995
	New Hampshire Health and Education Facilities Authority Act College & University Revenue VRDO	3.600%	5/1/24	21,700	21,700
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue VRDO	3.720%	5/2/24	38,160	38,160
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue VRDO	3.720%	5/2/24	18,305	18,305
[3]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.580%	5/1/24	12,700	12,700
[3]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.660%	5/1/24	33,700	33,700
[3]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.720%	5/1/24	3,000	3,000
[3]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.740%	5/1/24	10,000	10,000
[3]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.750%	5/1/24	10,100	10,100
[3]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.760%	5/1/24	12,350	12,350
[3]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.800%	5/1/24	36,100	36,100
[3]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.940%	5/1/24	33,475	33,475
[3]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.940%	5/1/24	8,100	8,100
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.700%	5/2/24	10,135	10,135
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.750%	5/2/24	17,000	17,000
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.770%	5/2/24	18,600	18,600
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.800%	5/2/24	11,510	11,510
	New York City Municipal Water Finance Authority Sewer Revenue VRDO	3.750%	5/1/24	14,000	14,000
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.750%	5/1/24	8,700	8,700
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.800%	5/1/24	20,000	20,000
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.800%	5/1/24	29,065	29,065
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.800%	5/1/24	500	500
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.770%	5/2/24	34,880	34,880
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.780%	5/2/24	43,145	43,145
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.780%	5/2/24	13,550	13,550
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.800%	5/1/24	2,300	2,300
23

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.800%	5/1/24	12,600	12,600
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.700%	5/2/24	37,250	37,250
[3]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.770%	5/2/24	14,955	14,955
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue VRDO	3.750%	5/1/24	8,085	8,085
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue VRDO	3.780%	5/1/24	19,800	19,800
[3]	New York NY GO VRDO	3.750%	5/1/24	24,790	24,790
	New York NY GO VRDO	3.750%	5/1/24	6,500	6,500
[3]	New York NY GO VRDO	3.800%	5/1/24	5,040	5,040
	New York NY GO VRDO	3.800%	5/1/24	29,300	29,300
[3]	New York NY GO VRDO	3.900%	5/1/24	144,745	144,745
[3]	New York NY GO VRDO	3.750%	5/2/24	36,375	36,375
[3]	New York NY GO VRDO	3.780%	5/2/24	22,415	22,415
[3]	New York NY GO VRDO	3.800%	5/2/24	15,415	15,415
[3]	New York State Energy Research & Development Authority Industrial Revenue (Consolidated Edison Co. New York Inc. Project) VRDO	3.800%	5/1/24	29,500	29,500
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.580%	5/1/24	36,300	36,300
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.660%	5/1/24	49,600	49,600
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.660%	5/1/24	13,600	13,600
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.750%	5/1/24	66,500	66,500
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.750%	5/1/24	62,740	62,740
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.750%	5/1/24	3,200	3,200
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.800%	5/1/24	44,600	44,600
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.800%	5/1/24	63,300	63,300
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.800%	5/1/24	13,155	13,155
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.800%	5/1/24	26,100	26,100
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.800%	5/1/24	1,400	1,400
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.800%	5/1/24	14,100	14,100
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.800%	5/1/24	34,400	34,400
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.800%	5/1/24	61,555	61,555
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.800%	5/1/24	47,600	47,600
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.850%	5/1/24	5,500	5,500
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.850%	5/1/24	11,400	11,400
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.940%	5/1/24	16,225	16,225
24

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.940%	5/1/24	29,790	29,790
[3,13]	North Carolina Capital Facilities Finance Agency Local or Guaranteed Housing Revenue VRDO	3.780%	5/2/24	8,995	8,995
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.750%	5/2/24	19,365	19,365
	Northampton County General Purpose Authority College & University Revenue (Lafayette College Project) VRDO	3.850%	5/2/24	7,885	7,885
	Northampton County General Purpose Authority College & University Revenue VRDO	3.850%	5/2/24	20,990	20,990
[1]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	3.820%	5/2/24	29,700	29,700
[1]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	3.830%	5/2/24	174,100	174,100
[1]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	3.830%	5/2/24	105,200	105,200
[1,3]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	3.820%	5/2/24	50,000	50,000
[1]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	3.820%	5/2/24	63,400	63,400
[1]	Nuveen California Quality Municipal Income Fund VRDO VRDP	3.840%	5/2/24	9,500	9,500
[1]	Nuveen Municipal Credit Income Fund VRDO VRDP	3.870%	5/2/24	146,000	146,000
	Nuveen Municipal Credit Opportunities Fund VRDO VRDP	3.870%	6/4/24	33,000	33,000
[1]	Nuveen New York Quality Municipal Income Fund VRDO VRDP	3.860%	5/2/24	33,700	33,700
	Ohio GO VRDO	3.700%	5/1/24	11,765	11,765
	Ohio GO VRDO	3.750%	5/1/24	15,165	15,165
	Ohio Health, Hospital, Nursing Home Revenue VRDO	3.700%	5/1/24	17,490	17,490
	Ohio Health, Hospital, Nursing Home Revenue VRDO	3.750%	5/1/24	15,570	15,570
[3]	Ohio Health, Hospital, Nursing Home Revenue VRDO	3.780%	5/1/24	24,375	24,375
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	3.750%	5/1/24	10,000	10,000
	Ohio Lease (Appropriation) Revenue VRDO	3.750%	5/1/24	13,000	13,000
	Ohio Lease (Appropriation) Revenue VRDO	3.750%	5/1/24	32,380	32,380
	Ohio Lease Special Obligation Revenue VRDO	3.700%	5/1/24	34,775	34,775
	Ohio Lease Special Obligation Revenue VRDO	3.750%	5/1/24	27,950	27,950
	Ohio State University College & University Revenue VRDO	3.600%	5/1/24	88,310	88,310
	Ohio State University College & University Revenue VRDO	3.800%	5/1/24	16,950	16,950
	Oregon GO VRDO	3.800%	5/1/24	6,450	6,450
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Single Family Mortgage program) VRDO	3.770%	5/2/24	41,605	41,605
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Single Family Mortgage program) VRDO	3.820%	5/2/24	20,295	20,295
[3]	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Single Family Mortgage program) VRDO	3.900%	5/2/24	34,155	34,155
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue VRDO	3.790%	5/2/24	13,140	13,140
[3]	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue VRDO	3.900%	5/2/24	4,995	4,995
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue VRDO	3.920%	5/2/24	15,000	15,000
	Orlando Utilities Commission Electric Power & Light Revenue VRDO	3.540%	5/1/24	66,260	66,260
	Orlando Utilities Commission Electric Power & Light Revenue VRDO	3.930%	5/1/24	89,305	89,305
	Orlando Utilities Commission Multiple Utility Revenue VRDO	3.540%	5/1/24	39,610	39,610
[3]	Palm Beach County FL Industrial Revenue VRDO	3.780%	5/2/24	4,300	4,300
[3]	Pennsylvania Economic Development Financing Authority Water Revenue (Various Refunding York Water Co. Project) VRDO	3.830%	5/2/24	12,000	12,000
25

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.800%	5/1/24	18,800	18,800
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.800%	5/1/24	48,600	48,600
[3]	Pennsylvania Turnpike Commission Highway Revenue VRDO	3.800%	5/2/24	9,050	9,050
[3]	Pennsylvania Turnpike Commission Highway Revenue VRDO	3.800%	5/2/24	45,315	45,315
[3]	Pennsylvania Turnpike Commission Highway Revenue VRDO	3.800%	5/2/24	20,000	20,000
	Permanent University Fund - University of Texas System College & University Revenue VRDO	3.750%	5/2/24	43,440	43,440
[3]	Philadelphia Gas Works Co. Natural Gas Revenue VRDO	3.780%	5/2/24	17,570	17,570
[3]	Philadelphia Gas Works Co. Natural Gas Revenue VRDO	3.780%	5/2/24	7,400	7,400
[3]	Port of Tacoma WA Port, Airport & Marina Revenue VRDO	3.750%	5/1/24	7,580	7,580
[3]	Port of Tacoma WA Port, Airport & Marina Revenue VRDO	3.850%	5/1/24	14,615	14,615
[3]	Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.830%	5/1/24	10,125	10,125
[3]	Quad Cities Regional Economic Development Authority College & University Revenue VRDO	3.800%	5/2/24	8,100	8,100
	Raleigh NC (Downtown Improvement Project) COP VRDO	3.700%	5/1/24	31,905	31,905
	Red River Education Finance Corp. College & University Revenue (Texas Christian University Project) VRDO	3.800%	5/1/24	6,500	6,500
	Red River Education Finance Corp. College & University Revenue VRDO	3.800%	5/1/24	30,000	30,000
[3]	Rhode Island Health and Educational Building Corp. College & University Revenue VRDO	3.850%	5/1/24	1,765	1,765
[3]	Rhode Island Health and Educational Building Corp. College & University Revenue VRDO	3.850%	5/1/24	22,505	22,505
	Rhode Island Health and Educational Building Corp. College & University Revenue VRDO	3.620%	5/2/24	6,475	6,475
[3]	Rochester MN Local or Guaranteed Housing Revenue (Bella Grove Apartements Project) VRDO	3.860%	5/2/24	3,565	3,565
[3]	San Antonio Housing Trust Finance Corp. Authority Local or Guaranteed Housing Revenue (Northview Apartments Projects) VRDO	3.860%	5/2/24	17,000	17,000
[3]	San Antonio Housing Trust Finance Corp. Local or Guaranteed Housing Revenue (Northview Apartments Projects) VRDO	4.170%	5/2/24	3,135	3,135
	Shelby County TN GO VRDO	3.750%	5/2/24	110,500	110,500
[3]	South Carolina Jobs-Economic Development Authority Industrial Revenue VRDO	3.820%	5/2/24	34,555	34,555
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue VRDO	3.750%	5/2/24	32,750	32,750
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue VRDO	3.780%	5/2/24	11,300	11,300
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue VRDO	3.800%	5/1/24	16,065	16,065
	St. Louis Missouri IDA Local or Guaranteed Housing Revenue VRDO	3.790%	5/2/24	4,000	4,000
[3]	St. Paul MN Housing & Redevelopment Authority Local or Guaranteed Housing Revenue (Highland Ridge Project) VRDO	3.740%	5/2/24	3,610	3,610
[3]	State Public School Building Authority Miscellaneous Revenue (School District Project) VRDO	3.830%	5/2/24	7,185	7,185
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	3.750%	5/1/24	47,895	47,895
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	3.850%	5/1/24	14,020	14,020
[3]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	3.950%	5/1/24	23,900	23,900
26

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	3.700%	5/2/24	59,785	59,785
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	3.740%	5/2/24	27,290	27,290
[3]	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	3.830%	5/2/24	5,145	5,145
[3]	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue VRDO	3.900%	5/2/24	6,900	6,900
	Texas GO VRDO	3.540%	5/1/24	10,555	10,555
	Texas GO VRDO	3.750%	5/1/24	2,355	2,355
	Texas GO VRDO	3.750%	5/1/24	16,695	16,695
	Texas GO VRDO	3.750%	5/1/24	6,800	6,800
	Texas GO VRDO	3.750%	5/1/24	26,335	26,335
	Texas GO VRDO	3.900%	5/1/24	5,260	5,260
	Texas GO VRDO	3.900%	5/1/24	2,100	2,100
	Texas GO VRDO	3.900%	5/1/24	1,385	1,385
	Texas GO VRDO	3.900%	5/1/24	750	750
	Texas GO VRDO	3.950%	5/1/24	152,045	152,045
	Texas GO VRDO	3.950%	5/1/24	41,880	41,880
	Texas GO VRDO	3.950%	5/1/24	109,875	109,875
[3]	Texas GO VRDO	3.950%	5/1/24	52,750	52,750
	Texas GO VRDO	3.950%	5/1/24	222,900	222,900
	Texas GO VRDO	4.050%	5/1/24	19,170	19,170
	Texas GO VRDO	4.090%	5/1/24	18,815	18,815
	Texas GO VRDO	4.090%	5/1/24	12,830	12,830
	Texas GO VRDO	4.090%	5/1/24	10,700	10,700
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue VRDO	3.790%	5/2/24	42,000	42,000
[3]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	3.750%	5/1/24	8,300	8,300
[3]	Triborough Bridge & Tunnel Authority Transit Revenue VRDO	3.750%	5/1/24	63,200	63,200
[3]	Triborough Bridge & Tunnel Authority Transit Revenue VRDO	3.780%	5/2/24	41,350	41,350
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	3.600%	5/1/24	4,100	4,100
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	3.600%	5/1/24	45,915	45,915
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	3.600%	5/1/24	82,150	82,150
[3]	University of Illinois College & University Revenue VRDO	3.500%	5/1/24	9,550	9,550
	University of Michigan College & University Revenue VRDO	3.730%	5/2/24	24,485	24,485
	University of Michigan College & University Revenue VRDO	3.730%	5/2/24	4,130	4,130
	University of North Carolina at Chapel Hill Health, Hospital, Nursing Home Revenue VRDO	3.750%	5/1/24	8,600	8,600
	Utah County UT Health, Hospital, Nursing Home Revenue VRDO	3.750%	5/1/24	44,370	44,370
	Utah County UT Health, Hospital, Nursing Home Revenue VRDO	3.800%	5/1/24	33,175	33,175
	Utah County UT Health, Hospital, Nursing Home Revenue VRDO	3.800%	5/1/24	15,400	15,400
	Utah County UT Health, Hospital, Nursing Home Revenue VRDO	3.800%	5/1/24	55,915	55,915
[3]	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue VRDO	3.940%	5/1/24	17,545	17,545
[3]	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue VRDO	3.850%	5/2/24	30,000	30,000
	Virginia Small Business Financing Authority Industrial Revenue PUT	5.000%	11/15/24	35,000	35,000
27

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project) VRDO	3.800%	5/2/24	2,845	2,845
[3]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue (Urban Center Apartments Project) VRDO	3.930%	5/1/24	28,320	28,320
[3]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	3.920%	5/1/24	12,050	12,050
[3]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	3.930%	5/1/24	15,735	15,735
[3]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	4.380%	5/1/24	29,900	29,900
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	3.800%	5/2/24	14,500	14,500
[3]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	3.900%	5/2/24	27,180	27,180
[1]	Western Asset Intermediate Municipal Fund Inc. VRDO VRDP	3.870%	5/2/24	18,200	18,200
[1]	Western Asset Managed Municipal Fund Inc. VRDO VRDP	3.870%	5/2/24	146,575	146,575
[1]	Western Asset Managed Municipal Fund Inc. VRDO VRDP	3.870%	5/2/24	53,900	53,900
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	3.750%	5/2/24	34,755	34,755
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	3.750%	5/2/24	24,295	24,295
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	3.750%	5/2/24	23,120	23,120
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	3.750%	5/2/24	18,325	18,325
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	3.750%	5/2/24	8,000	8,000
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	3.750%	5/2/24	12,300	12,300
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	3.750%	5/2/24	14,500	14,500
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	3.750%	5/2/24	4,700	4,700
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	3.800%	5/2/24	22,300	22,300
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue VRDO	3.750%	5/2/24	5,245	5,245
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue VRDO	3.750%	5/2/24	21,000	21,000
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue VRDO	3.780%	5/2/24	32,800	32,800
Total Variable Rate Demand Note (Cost $10,954,359)					10,954,359
Other Municipal Security (2.0%)
	Amherst NY BAN GO	5.000%	11/1/24	29,714	29,866
	Bergen County Improvement Authority Intergovernmental Agreement Revenue	4.500%	5/31/24	30,780	30,805
[1]	California Infrastructure & Economic Development Bank Economic Development Revenue PUT	3.950%	1/30/25	35,000	35,000
	Commonwealth of Massachusetts GO	5.000%	8/1/24	11,010	11,044
[1]	Danbury CT BANS GO	5.000%	9/24/24	17,500	17,593
	Essex County Improvement Authority Lease (Non-Terminable) Revenue (Family Court Building Project)	5.000%	7/3/24	12,000	12,028
	Fairport Central School District BAN GO	4.500%	7/18/24	10,000	10,016
[6]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.220%	12/24/24	14,845	14,845
28

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.220%	12/24/24	28,545	28,545
[6]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.300%	4.100%	5/2/24	6,450	6,450
[6]	Kent Hospital Finance Authority Michigan Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.250%	4.020%	12/24/24	38,845	38,845
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue PUT	4.000%	6/25/24	10,000	10,000
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue PUT	4.000%	6/25/24	10,000	10,000
	Madison WI Metropolitan School District Miscellaneous Revenue TRAN	5.000%	9/3/24	10,000	10,040
	Maryland GO	5.000%	8/1/24	11,245	11,280
	Massachusetts Clean Water Trust Miscellaneous Revenue	5.000%	8/1/24	10,125	10,157
	Montgomery County MD Health, Hospital, Nursing Home Revenue PUT	3.750%	6/3/24	3,000	3,000
[1]	Nevada Department of Business & Industry Economic Development Revenue PUT	4.000%	1/30/25	4,500	4,500
	Regional School Unit No. 14 BAN GO	5.000%	5/15/25	40,000	40,520
	Washington GO	5.000%	8/1/24	5,000	5,015
	West Virginia Economic Development Authority Industrial Revenue PUT	4.750%	8/1/24	17,250	17,250
Total Other Municipal Security (Cost $356,799)					356,799
Non-Financial Company Commercial Paper (3.4%)
	Austin TX Utility System Revenue CP	3.700%	6/4/24	33,545	33,545
	Board of Regents of the University of Texas System CP	3.650%	7/23/24	12,500	12,500
	Board of Regents of the University of Texas System CP	4.000%	7/24/24	25,000	25,000
	Board of Regents of the University of Texas System CP	3.850%	9/5/24	15,000	15,000
	Dallas TX Waterworks & Sewer System Revenue CP	3.800%	5/1/24	9,500	9,500
	El Paso TX Municipal Drainage Utility System CP	3.800%	5/2/24	10,000	10,000
	El Paso TX Municipal Drainage Utility System CP	3.800%	5/3/24	10,000	10,000
	El Paso TX Municipal Drainage Utility System CP	3.800%	5/21/24	20,000	20,000
	El Paso TX Municipal Drainage Utility System CP	4.000%	5/21/24	10,000	10,000
	El Paso TX Municipal Drainage Utility System CP	4.000%	7/25/24	10,000	10,000
	Illinois Educational Facilities Authority CP	3.730%	8/5/24	11,052	11,052
	Lower Colorado River Authority CP	3.820%	6/20/24	19,461	19,461
	Metropolitan Government of Nashville & Davidson County TN CP	3.650%	5/20/24	25,000	25,000
	New Jersey Infrastructure Bank CP	3.750%	7/17/24	25,000	25,000
	North Texas State University System CP	3.680%	5/23/24	10,000	10,000
	North TX Municipal Water District CP	4.050%	5/23/24	33,000	33,000
	North TX Municipal Water District CP	4.050%	5/23/24	21,450	21,450
	San Antonio TX CP	3.800%	5/17/24	15,000	15,000
	San Antonio TX CP	3.950%	7/10/24	40,000	40,000
	San Antonio TX CP	3.750%	9/20/24	50,000	49,988
	Texas State University System CP	4.100%	6/11/24	143,593	143,593
	Wisconsin CP	3.800%	5/23/24	33,808	33,808
29

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin CP	3.700%	6/4/24	22,104	22,104
Total Non-Financial Company Commercial Paper (Cost $605,001)					605,001
				Shares
Investment Company (0.0%)
[14]	Vanguard Municipal Cash Management Fund (Cost $1,518)	3.522%		15,185	1,519
Total Investments (99.0%) (Cost $17,734,495)					17,734,496
Other Assets and Liabilities—Net (1.0%)					183,780
Net Assets (100%)					17,918,276
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, the aggregate value was $6,774,186,000, representing 37.8% of net assets.
2	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
3	Scheduled principal and interest payments are guaranteed by bank letter of credit.
4	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
5	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
8	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
9	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
10	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
11	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
12	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
13	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
14	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PUT—Put Option Obligation.
SIFMA—Securities Industry and Financial Markets Association.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

See accompanying Notes, which are an integral part of the Financial Statements.
30

Municipal Money Market Fund
Statement of Assets and Liabilities
As of April 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $17,732,977)	17,732,977
Affiliated Issuers (Cost $1,518)	1,519
Total Investments in Securities	17,734,496
Investment in Vanguard	516
Cash	13,324
Receivables for Investment Securities Sold	79,170
Receivables for Accrued Income	106,933
Receivables for Capital Shares Issued	60,958
Other Assets	8,561
Total Assets	18,003,958
Liabilities
Payables for Investment Securities Purchased	41,362
Payables for Capital Shares Redeemed	36,132
Payables for Distributions	7,099
Payables to Vanguard	1,089
Total Liabilities	85,682
Net Assets	17,918,276
At April 30, 2024, net assets consisted of:

Paid-in Capital	17,918,050
Total Distributable Earnings (Loss)	226
Net Assets	17,918,276

Net Assets
Applicable to 17,915,589,690 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	17,918,276
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.
31

Municipal Money Market Fund
Statement of Operations

Six Months Ended April 30, 2024
($000)
Investment Income
Income
Interest[1]	304,007
Total Income	304,007
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,717
Management and Administrative	10,483
Marketing and Distribution	724
Custodian Fees	82
Shareholders’ Reports	41
Trustees’ Fees and Expenses	6
Other Expenses	7
Total Expenses	13,060
Expenses Paid Indirectly	(82)
Net Expenses	12,978
Net Investment Income	291,029
Realized Net Gain (Loss) on Investment Securities Sold[1]	95
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(120)
Net Increase (Decrease) in Net Assets Resulting from Operations	291,004
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $12,123,000, $90,000, $4,000, and ($120,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
32

Municipal Money Market Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2024	Year Ended October 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	291,029	498,053
Realized Net Gain (Loss)	95	188
Change in Unrealized Appreciation (Depreciation)	(120)	52
Net Increase (Decrease) in Net Assets Resulting from Operations	291,004	498,293
Distributions
Total Distributions	(291,212)	(498,309)
Capital Share Transactions (at $1.00 per share)
Issued	7,076,762	17,802,976
Issued in Lieu of Cash Distributions	249,663	432,754
Redeemed	(6,968,014)	(17,267,680)
Net Increase (Decrease) from Capital Share Transactions	358,411	968,050
Total Increase (Decrease)	358,203	968,034
Net Assets
Beginning of Period	17,560,073	16,592,039
End of Period	17,918,276	17,560,073

See accompanying Notes, which are an integral part of the Financial Statements.
33

Municipal Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0167	.0302	.0066	.0001	.007	.015
Net Realized and Unrealized Gain (Loss) on Investments	—	—	.0001	—	—	—
Total from Investment Operations	.0167	.0302	.0067	.0001	.007	.015
Distributions
Dividends from Net Investment Income	(.0167)	(.0302)	(.0066)	(.0001)	(.007)	(.015)
Distributions from Realized Capital Gains	(.0000)[2]	(.0000)[2]	(.0001)	—	—	—
Total Distributions	(.0167)	(.0302)	(.0067)	(.0001)	(.007)	(.015)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.69%	3.06%	0.67%	0.01%	0.68%	1.48%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,918	$17,560	$16,592	$15,683	$17,736	$18,111
Ratio of Total Expenses to Average Net Assets[4]	0.15%[5]	0.15%[5]	0.13%[5]	0.08%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	3.36%	3.02%	0.66%	0.01%	0.68%	1.47%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $0.0001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.15% for the year ended October 31, 2022 and 0.15% for the year ended 2021. For the six months ended April 30, 2024, and the years ended 2023, 2020, and 2019, there were no expense reductions.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.15%, 0.15%, and 0.13%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
34

Municipal Money Market Fund
Notes to Financial Statements
Vanguard Municipal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
35

Municipal Money Market Fund
For the six months ended April 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2024, the fund had contributed to Vanguard capital in the amount of $516,000, representing less than 0.01% of the fund’s net assets and 0.21% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2024, custodian fee offset arrangements reduced the fund’s expenses by $82,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The fund’s investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund’s other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
36

Municipal Money Market Fund
E.	As of April 30, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	17,734,518
Gross Unrealized Appreciation	1
Gross Unrealized Depreciation	(23)
Net Unrealized Appreciation (Depreciation)	(22)
F.	The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2024, such purchases were $447,835,000 and sales were $114,625,000, resulting in net realized gain (loss) of $0.
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
H.	Management has determined that no events or transactions occurred subsequent to April 30, 2024, that would require recognition or disclosure in these financial statements.
37

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Municipal Money Market Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the fund over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were below the peer-group average.
38

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
39

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© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q452 062024

Semiannual Report   |   April 30, 2024
Vanguard Ultra-Short-Term Tax-Exempt Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
About Your Fund’s Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangements	62
Liquidity Risk Management	63

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
Six Months Ended April 30, 2024
	Beginning Account Value 10/31/2023	Ending Account Value 4/30/2024	Expenses Paid During Period
Based on Actual Fund Return
Ultra-Short-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,026.70	$0.86
Admiral™ Shares	1,000.00	1,027.10	0.45
Based on Hypothetical 5% Yearly Return
Ultra-Short-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.02	$0.86
Admiral Shares	1,000.00	1,024.42	0.45
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.17% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).
1

Ultra-Short-Term Tax-Exempt Fund
Fund Allocation
As of April 30, 2024
Texas	11.9%
New York	10.4
Illinois	7.5
Alabama	6.7
California	6.5
New Jersey	4.0
Pennsylvania	3.2
Multiple States	3.1
Georgia	3.0
Tennessee	2.9
Ohio	2.8
Florida	2.7
Kentucky	2.7
Wisconsin	2.4
Connecticut	2.2
Virginia	2.0
Puerto Rico	2.0
Washington	1.9
Arizona	1.9
Maryland	1.8
Colorado	1.7
Louisiana	1.7
Minnesota	1.6
Michigan	1.6
District of Columbia	1.3
North Carolina	1.3
South Carolina	1.1
Missouri	1.0
Other	7.1
The table reflects the fund’s investments, except for temporary cash investments .
2

Ultra-Short-Term Tax-Exempt Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (98.2%)
Alabama (6.6%)
[1]	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue TOB VRDO	3.870%	5/2/24	12,245	12,245
	Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/26	5,000	5,195
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	2/1/25	2,010	2,012
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/26	1,060	1,062
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/27	10,085	10,101
	Birmingham City Water Works Board Water Revenue	5.000%	1/1/25	550	555
	Birmingham City Water Works Board Water Revenue	5.000%	1/1/27	300	314
	Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/25	2,825	2,852
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/24	210	210
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	6/1/24	205	205
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/24	4,010	4,006
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/24	275	274
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/24	325	324
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/24	250	251
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/25	250	249
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	6/1/25	175	176
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/25	300	301
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/25	225	228
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	6/1/26	275	279
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	6/1/26	1,805	1,839
	Black Belt Energy Gas District Natural Gas Revenue	5.500%	6/1/26	1,000	1,027
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/26	500	502
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/26	4,300	4,294
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	10/1/26	2,785	2,842
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/26	415	424
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	12/1/26	1,850	1,896
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	6/1/27	150	154
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	6/1/27	1,300	1,338
	Black Belt Energy Gas District Natural Gas Revenue	5.500%	6/1/27	1,150	1,193
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/27	450	454
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/27	4,305	4,230
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	10/1/27	3,000	3,105
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/27	555	572
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	12/1/27	1,170	1,211
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	6/1/28	510	529
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	6/1/28	3,070	3,185
	Black Belt Energy Gas District Natural Gas Revenue	5.500%	6/1/28	2,000	2,088
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/28	500	506
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/28	550	573
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	12/1/28	1,280	1,333
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/29	500	506
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/24	2,985	2,975
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/24	3,000	2,996
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/25	2,975	2,949
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/26	3,095	3,053
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/27	3,220	3,166
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	4.000%	12/1/26	76,560	76,479
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	12/1/28	1,125	1,185
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	4.000%	12/1/29	15,425	15,120
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4)	4.000%	6/1/25	990	985
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	67,395	67,442
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/25	755	750
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/26	810	803
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	56,770	56,766
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6)	4.000%	12/1/24	875	874
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6) PUT	4.000%	12/1/26	112,820	112,701
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/28	39,650	41,049
3

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Black Belt Energy Gas District Natural Gas Revenue (Project No. 7), SIFMA Municipal Swap Index Yield + 0.350%	4.120%	10/1/52	38,025	37,132
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/27	33,930	34,024
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/27	47,740	47,660
[3]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/24	725	726
[3]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/25	215	217
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	12/1/26	240	243
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	6/1/27	250	254
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	12/1/27	255	260
	Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	5/1/28	1,300	1,351
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	6/1/28	475	486
	Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	11/1/28	1,300	1,359
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	12/1/28	600	616
	Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	5/1/29	900	944
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	6/1/29	525	539
	Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	11/1/29	1,350	1,424
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	12/1/29	625	644
	Health Care Authority for Baptist Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	695	698
	Health Care Authority for Baptist Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	675	685
	Health Care Authority for Baptist Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,345	1,382
	Health Care Authority for Baptist Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,730	1,803
	Health Care Authority for Baptist Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,300	1,371
	Health Care Authority for Baptist Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	2,835	3,018
	Jacksonville State University College & University Revenue	4.000%	12/1/25	535	535
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/26	3,200	3,312
	Jefferson County AL Sewer Revenue	5.000%	10/1/24	500	502
	Jefferson County AL Sewer Revenue	5.000%	10/1/26	1,750	1,805
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project)	4.000%	12/1/24	1,025	1,022
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	77,605	77,531
	Mobile Alabama Industrial Development Board Industrial Revenue (Alabama Power Company Barry Plant Project) PUT	3.780%	6/16/26	5,600	5,571
	Mobile Alabama Industrial Development Board Industrial Revenue PUT	3.650%	1/10/25	5,285	5,262
	Prattville Industrial Development Board Industrial Revenue PUT	2.000%	10/1/24	850	842
	Prattville Industrial Development Board Industrial Revenue PUT	2.000%	10/1/24	825	817
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/24	460	460
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/25	620	621
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/25	355	357
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/26	400	403
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/26	420	425
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/27	1,250	1,270
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/27	600	612
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/28	1,250	1,277
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/28	610	625
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	4.000%	6/1/24	246,695	246,626
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2), ETM	4.000%	6/1/24	125	125
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No.1)	5.000%	4/1/25	2,315	2,325
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No.1)	5.000%	4/1/26	1,140	1,150
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No.1)	5.000%	4/1/27	1,640	1,663
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/25	560	560
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/26	850	849
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1) PUT	4.000%	10/1/28	2,035	2,014
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2)	4.000%	6/1/24	520	520
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2)	4.000%	6/1/25	875	871
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2)	4.000%	6/1/26	750	743
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3)	5.000%	12/1/26	1,050	1,062
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3)	5.250%	12/1/28	2,910	3,015
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 4)	5.000%	8/1/24	1,000	1,001
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 4) PUT	5.000%	8/1/28	1,805	1,862
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 5) PUT	5.250%	7/1/29	9,010	9,459
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6)	5.000%	6/1/25	170	171
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6)	5.000%	6/1/26	185	187
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6)	5.000%	6/1/27	1,000	1,022
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6)	5.000%	12/1/27	330	339
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6)	5.000%	6/1/28	1,200	1,240
	West Jefferson Industrial Development Board Industrial Revenue (Alabama Power Company Project)	3.650%	6/1/28	6,360	6,219
					987,041
Alaska (0.1%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	3.000%	6/1/24	425	424
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/24	245	245
4

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/24	205	206
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/25	220	223
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/25	275	281
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/26	345	355
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/26	465	483
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,870	1,885
	Anchorage AK Electric Power & Light Revenue, Prere.	4.000%	12/1/24	590	591
	Borough of Matanuska-Susitna AK Lease (Appropriation) Revenue	5.250%	9/1/29	1,000	1,019
	North Slope Borough AK GO	5.000%	6/30/24	5,000	5,008
	North Slope Borough AK GO	5.000%	6/30/25	2,000	2,032
	North Slope Borough AK GO	5.000%	6/30/26	1,030	1,065
	North Slope Borough AK GO	5.000%	6/30/27	690	728
					14,545
Arizona (1.8%)
	Arizona Board of Regents College and University Revenue	5.000%	8/1/32	1,000	1,002
	Arizona COP	5.000%	10/1/25	1,870	1,872
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/26	12,750	13,208
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue (Scottsdale Lincoln Hospital Project)	5.000%	12/1/27	1,355	1,364
[1,4]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.970%	5/2/24	3,890	3,890
[2]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.250%	4.020%	1/1/46	4,000	3,950
[2]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.250%, Prere.	4.020%	11/4/25	1,370	1,366
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/24	595	594
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/25	1,160	1,150
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/25	215	213
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/27	1,250	1,232
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/27	230	227
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/28	8,915	9,391
[1]	Arizona IDA Charter School Aid Revenue	5.000%	7/1/32	270	274
[1]	Arizona IDA Health, Hospital, Nursing Home Revenue TOB VRDO	3.890%	5/2/24	1,910	1,910
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/28	1,000	1,072
	Arizona IDA Local or Guaranteed Housing Revenue (Glendale Senior Project) PUT	5.000%	10/1/26	8,061	8,202
	Arizona IDA Local or Guaranteed Housing Revenue PUT	5.000%	1/1/27	18,000	18,363
[1]	Arizona IDA Multi Family Housing Local or Guaranteed Revenue TOB VRDO	4.150%	5/1/24	22,993	22,993
[1,5]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.250%	7/1/24	2,580	155
[1,5]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.375%	7/1/25	1,935	116
[1,5]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.500%	7/1/26	1,935	116
[6]	Arizona Sports & Tourism Authority Miscellaneous Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/25	3,605	3,656
[6]	Arizona Sports & Tourism Authority Miscellaneous Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/26	14,800	15,190
[6]	Arizona Sports & Tourism Authority Miscellaneous Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/27	7,550	7,839
	Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/26	6,410	6,444
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.600%	7/1/24	135	134
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.750%	7/1/25	175	166
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.950%	7/1/26	125	115
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/28	11,815	11,870
	Coconino County Pollution Control Corp. Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/26	930	919
[1]	Deutsche Bank Spears/Lifers Trust Local or Guaranteed Housing Revenue TOB VRDO	4.150%	5/1/24	10,400	10,400
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	2,825	2,847
[7]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	3,105	3,152
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,450	1,482
[7]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,775	1,826
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,500	1,559
[7]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,510	1,577
[7]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,105	1,171
[7]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,715	1,843
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	1,000	1,038
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/24	14,500	14,549
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	10/18/24	5,410	5,431
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	6,800	6,966
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/28	10,825	11,379
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/30	1,840	1,996
[2]	Maricopa County IDA Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.570%	4.340%	1/1/35	5,930	5,923
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	0.875%	10/1/26	2,530	2,317
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	0.875%	10/1/26	1,445	1,323
	Maricopa County Special Health Care District GO	5.000%	7/1/24	200	200
	Maricopa County Unified School District No. 4 Mesa (Project of 2018) GO	5.000%	7/1/25	960	977
	Mesa AZ GO	5.000%	7/1/25	5,440	5,538
	Mesa AZ Utility System Intergovernmental Agreement Revenue	5.000%	7/1/25	5,100	5,183
5

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mesa AZ Utility System Intergovernmental Agreement Revenue	5.000%	7/1/26	5,100	5,278
[6]	Northern Arizona University College & University Revenue	5.000%	6/1/24	375	375
	Phoenix AZ GO, ETM	4.000%	7/1/24	10	10
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/28	3,750	3,737
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/30	1,885	1,987
	Pima County AZ Sewer System Intergovernmental Agreement Revenue	5.000%	7/1/25	3,000	3,054
	Pima County AZ Sewer System Intergovernmental Agreement Revenue	5.000%	7/1/26	4,500	4,661
	Pima County AZ Sewer System Intergovernmental Agreement Revenue	5.000%	7/1/27	2,300	2,423
[1]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/25	315	312
[1]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/26	325	320
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/24	1,000	1,005
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/25	4,000	4,066
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/26	1,525	1,567
	Tempe IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	275	273
	Yavapai County IDA Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.800%	4/1/29	10,000	10,000
	Yavapai County IDA Revenue	4.000%	10/1/24	2,125	2,124
	Yavapai County IDA Revenue	4.000%	10/1/25	2,145	2,152
	Yavapai County IDA Revenue	4.000%	10/1/26	2,215	2,237
					273,251
Arkansas (0.1%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	500	502
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	2,055	2,058
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	745	739
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,530	1,556
	Arkansas Development Finance Authority Water Revenue	5.000%	6/1/26	1,125	1,162
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	290	290
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	560	559
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,990	1,990
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	100	101
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	225	230
	Pulaski County Special School District GO	2.000%	2/1/25	1,460	1,429
					10,616
California (6.4%)
[1,3,4]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue TOB VRDO	3.840%	5/2/24	6,996	6,996
[1,3]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue TOB VRDO	3.920%	5/2/24	1,799	1,799
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	6,515	6,393
	Bay Area Toll Authority Highway Revenue PUT	2.850%	4/1/25	5,985	5,911
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/26	375	365
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/26	3,240	3,163
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	1,600	1,470
[2]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.300%	4.070%	4/1/56	10,500	10,287
[2]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.410%	4.180%	4/1/56	9,000	8,790
[2]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.220%	4/1/56	4,975	4,921
[2]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.250%	5.020%	4/1/36	11,230	11,284
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/24	600	599
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	2/1/25	845	843
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/25	900	898
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	2/1/26	1,655	1,650
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/26	1,250	1,244
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/27	300	299
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/27	900	925
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/28	1,640	1,689
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/28	1,560	1,615
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/27	39,005	38,911
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/29	15,040	15,765
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/28	640	638
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/28	34,600	36,729
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/24	750	750
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/26	1,125	1,158
	California GO	5.000%	9/1/24	5	5
	California GO	5.000%	12/1/24	40	40
	California GO	5.000%	9/1/25	2,265	2,313
	California GO	5.000%	11/1/25	34,360	35,189
	California GO	5.000%	12/1/25	1,970	1,974
	California GO	5.000%	9/1/26	10,000	10,388
	California GO	5.000%	11/1/26	36,135	37,659
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	280	280
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	600	600
6

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	690	694
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/26	225	225
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/27	1,655	1,655
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/28	2,500	2,496
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	1,000	1,048
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/24	29,055	29,014
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	2.000%	10/1/25	1,130	1,095
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	4,980	5,028
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/27	3,480	3,591
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/28	5,060	5,247
[1,4]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.820%	5/2/24	8,490	8,490
[1]	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.125%	7/1/24	30,415	30,407
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	3.000%	10/1/26	2,605	2,560
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	5.000%	10/1/26	25,000	25,918
[2]	California Infrastructure & Economic Development Bank Private Schools Revenue, SIFMA Municipal Swap Index Yield + 0.900%	4.670%	8/1/72	21,535	21,543
	California Infrastructure & Economic Development Bank Recreational Revenue	3.250%	8/1/29	5,000	4,961
[2]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.470%	12/1/50	5,875	5,850
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	8/1/27	1,500	1,472
	California Pollution Control Financing Authority Water Revenue PUT	3.700%	9/1/28	1,250	1,238
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/29	700	714
[1]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/29	500	505
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/26	22,595	23,476
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/27	27,310	28,919
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/28	9,500	10,239
	California State University College & University Revenue PUT	0.550%	11/1/26	7,435	6,673
	California State University College & University Revenue PUT	3.125%	11/1/26	3,000	2,973
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	10,405	10,396
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	1,085	1,106
	Cerritos Community College District GO	0.000%	8/1/26	2,150	1,991
[2]	Eastern Municipal Water District Water Revenue, SIFMA Municipal Swap Index Yield + 0.100%	3.870%	7/1/46	7,225	7,217
[8]	Empire Union School District Special Tax Revenue	0.000%	10/1/24	1,360	1,339
	Fresno Unified School District GO	2.000%	8/1/25	700	681
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	54,475	55,469
[3]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/24	235	235
[3]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/24	280	280
	Long Beach CA Marina System Port, Airport & Marina Revenue	5.000%	5/15/26	745	748
	Los Angeles CA Unified School District GO	5.000%	7/1/26	3,500	3,628
	Los Angeles CA Unified School District GO	5.000%	7/1/27	5,250	5,551
	Los Angeles CA Unified School District GO	5.000%	7/1/28	3,750	4,046
	Los Angeles CA Unified School District GO	5.000%	7/1/29	16,000	17,572
[1,4]	Los Angeles California Multifamily Mortgage Local or Guaranteed Housing Revenue TOB VRDO	4.170%	5/2/24	5,860	5,860
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	1,000	1,040
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/25	4,035	4,117
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment and Real Project)	5.000%	5/1/25	1,000	1,017
[2]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	3.910%	7/1/37	19,675	19,672
[2]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	3.910%	7/1/37	7,500	7,499
[2]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	3.910%	7/1/47	8,750	8,749
[9]	Modesto Elementary School District/Stanislaus County GO	0.000%	8/1/25	1,945	1,857
[9]	North Orange County CA Community College District GO	0.000%	8/1/26	3,000	2,772
	Northern California Energy Authority Natural Gas Revenue	5.000%	8/1/25	655	661
	Northern California Energy Authority Natural Gas Revenue	5.000%	8/1/26	500	508
	Northern California Energy Authority Natural Gas Revenue	5.000%	8/1/27	735	755
	Northern California Energy Authority Natural Gas Revenue	5.000%	8/1/28	1,500	1,559
	Northern California Energy Authority Natural Gas Revenue	5.000%	8/1/29	1,625	1,705
	Northern California Energy Authority Natural Gas Revenue PUT	4.000%	7/1/24	77,005	77,023
	Northern California Energy Authority Natural Gas Revenue, ETM	5.000%	7/1/24	610	611
[1]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	4.220%	5/1/24	22,100	22,100
	Palomar Health COP	5.000%	11/1/25	350	351
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,955	1,957
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,600	1,595
[3]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/24	2,440	2,447
[3]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/25	5,000	5,079
	Poway Unified School District GO	5.000%	8/1/27	1,425	1,429
	Romoland School District Special Tax Revenue	5.000%	9/1/26	1,655	1,667
	Roseville CA Special Tax Revenue	5.000%	9/1/27	1,000	1,014
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/25	50	50
	Sacramento County CA Special Tax Revenue	5.000%	9/1/24	1,000	1,001
7

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sacramento County CA Special Tax Revenue	5.000%	9/1/25	1,500	1,512
	Sacramento County CA Special Tax Revenue	5.000%	9/1/26	3,850	3,905
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/25	835	845
	San Diego Housing Authority Inc. Local or Guaranteed Housing Revenue PUT	5.000%	11/1/26	6,850	7,011
	San Diego Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/28	500	511
	San Diego Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/29	405	414
	San Francisco CA City & County GO	5.000%	6/15/24	150	150
	San Francisco CA City & County GO	5.000%	6/15/25	240	240
	San Francisco CA City & County GO	5.000%	6/15/26	1,500	1,504
	San Francisco CA City & County GO	4.000%	6/15/28	445	445
[1,4]	San Francisco City & County CA Local or Guaranteed Housing Revenue TOB VRDO	4.140%	5/2/24	21,000	21,000
[1,4]	San Francisco City & County Local or Guaranteed Housing Revenue TOB VRDO	4.140%	5/2/24	50,000	50,000
[1,4]	San Francisco City & County Local or Guaranteed Housing Revenue TOB VRDO	4.140%	5/2/24	31,210	31,210
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, ETM	1.000%	10/1/25	45,525	43,997
[1]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	0.000%	8/1/26	3,000	2,700
	San Francisco Community College District GO	5.000%	6/15/29	3,015	3,073
	San Mateo Joint Powers Financing Authority Lease (Appropriation) Revenue	5.000%	7/15/24	105	105
[9]	San Mateo Union High School District GO	0.000%	9/1/26	2,000	1,857
[9]	San Ysidro School District GO	0.000%	8/1/27	100	88
[9]	Santa Monica Community College District GO	0.000%	8/1/25	1,380	1,318
	Santa Monica Community College District GO	0.000%	8/1/26	1,000	925
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	7/1/25	15,050	14,497
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/27	3,355	3,512
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/27	485	500
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/27	200	208
					955,452
Colorado (1.7%)
	Adams County Housing Authority Local or Guaranteed Housing Revenue PUT	4.500%	5/1/26	3,800	3,801
	Aurora CO Water Revenue, Prere.	5.000%	8/1/26	1,000	1,037
	Baseline Metropolitan District No. 1 Tax Increment/Allocation Revenue	5.125%	12/1/28	1,208	1,211
	Broomfield CO City & County Sales & Use Sales Tax Revenue	3.000%	12/1/26	1,685	1,639
[1]	Centerra Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/29	6,665	6,585
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/24	720	723
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/25	760	769
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/24	45	45
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	450	451
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,015	1,020
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	325	324
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	385	384
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,700	1,728
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	190	193
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	455	465
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,205	1,244
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	715	748
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	27,000	29,141
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Craig Hospital Project)	5.000%	12/1/27	1,075	1,118
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	5.000%	5/15/26	2,000	2,054
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	4,500	4,549
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/20/25	9,075	9,221
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	5,055	5,151
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/17/26	27,030	27,810
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/19/26	11,695	12,050
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/28	16,175	17,160
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	10,420	11,034
[2]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.550%	4.320%	5/15/61	10,220	10,164
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	11/1/26	1,400	1,387
[1]	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	4.150%	5/1/24	8,900	8,900
[2]	Colorado School of Mines College & University Revenue, SIFMA Municipal Swap Index Yield + 0.870%	4.640%	12/1/25	4,855	4,855
[3]	Colorado Science and Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/24	650	654
[3]	Colorado Science and Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/26	500	515
[3]	Colorado Science and Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/28	500	530
[3]	Colorado Science and Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/29	465	498
[3]	Colorado Science and Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/30	280	303
[3]	Colorado Science and Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/31	515	562
	Denver City & County CO Airport System Port, Airport & Marina Revenue	5.000%	11/15/26	2,585	2,698
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	7,065	7,238
	Denver Convention Center Hotel Authority (Economic Development Revenue)	5.000%	12/1/28	1,860	1,899
8

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	3,000	3,064
[9]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/24	20	20
[9]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/24	12,225	12,064
[2]	E-470 Public Highway Authority Highway Revenue, 67% of SOFR + 0.350%	3.914%	9/1/39	5,580	5,571
	Foothills Metropolitan District Special Assessment Revenue	5.250%	12/1/24	1,000	997
[6]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/24	430	432
[1,4]	Pueblo County CO COP TOB VRDO	3.840%	5/2/24	7,500	7,500
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/24	350	350
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/25	400	402
	Regional Transportation District Sales Tax Revenue	3.000%	1/15/26	350	343
	University of Colorado College & University Revenue PUT	2.000%	10/15/24	21,280	21,088
	University of Colorado College & University Revenue PUT	2.000%	10/15/25	7,995	7,749
	University of Colorado College & University Revenue PUT	2.000%	10/15/26	2,955	2,805
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/24	11,935	11,938
[3]	Vauxmont Metropolitan District GO	5.000%	12/1/24	200	201
[3]	Vauxmont Metropolitan District GO	5.000%	12/15/25	250	255
					256,637
Connecticut (2.2%)
	Bridgeport CT GO	5.000%	8/15/27	4,485	4,699
	Colchester CT BAN GO	4.500%	10/17/24	2,125	2,129
	Connecticut GO	3.000%	6/1/24	550	549
	Connecticut GO	4.000%	6/15/25	525	528
	Connecticut GO	5.000%	8/1/25	3,665	3,736
	Connecticut GO	5.000%	9/15/25	595	608
	Connecticut GO	4.000%	1/15/26	2,000	2,024
	Connecticut GO	5.000%	8/1/26	1,000	1,036
	Connecticut GO	5.000%	9/15/26	595	618
	Connecticut GO	5.000%	1/15/27	2,240	2,341
	Connecticut GO	5.000%	8/1/27	520	549
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.250%	5/15/24	460	459
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.300%	11/15/24	250	245
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.400%	5/15/25	250	241
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.450%	11/15/25	350	331
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.550%	5/15/26	500	454
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.550%	5/15/26	180	164
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	4.400%	11/15/26	3,180	3,192
[2]	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 0.300%	4.070%	11/15/50	2,840	2,834
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/24	2,120	2,124
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/25	14,190	14,322
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/25	3,000	3,054
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/25	4,925	5,014
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/25	3,930	4,001
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/25	6,805	6,928
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/26	2,750	2,845
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/26	2,580	2,670
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/26	5,820	6,024
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/26	27,995	28,976
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/27	30,215	31,890
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/24	375	374
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/25	390	388
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/32	175	178
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.375%	7/12/24	28,980	28,701
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	20,605	20,085
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	18,875	18,398
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	17,700	17,253
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/3/26	25,390	24,858
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/10/26	7,740	7,575
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/26	2,630	2,528
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	450	449
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	3,845	3,842
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	680	675
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	735	736
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	125	127
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	600	599
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,205	1,207
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,960	3,965
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	1.800%	7/1/24	16,705	16,617
9

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/1/25	10,575	10,614
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	375	375
	Hartford CT Special Obligation Revenue	5.000%	4/1/25	1,255	1,271
	Hartford CT Special Obligation Revenue	5.000%	4/1/27	780	819
	New Haven CT GO	5.000%	8/1/24	600	601
[3]	New Haven CT GO	5.000%	8/15/24	395	396
	New Haven CT GO	5.000%	8/1/25	500	506
[6]	New Haven CT GO	5.000%	8/1/26	700	721
[6]	New Haven CT GO	5.000%	8/1/27	500	522
	University of Connecticut College & University Revenue	5.000%	8/15/25	3,835	3,911
	University of Connecticut College & University Revenue	5.000%	8/15/25	6,980	7,118
	University of Connecticut College & University Revenue	5.000%	8/15/26	3,115	3,229
	University of Connecticut College & University Revenue	5.000%	8/15/26	6,700	6,946
	University of Connecticut College & University Revenue	5.000%	8/15/27	1,335	1,411
	University of Connecticut College & University Revenue	5.000%	8/15/27	1,555	1,643
	University of Connecticut College & University Revenue	5.000%	8/15/28	1,450	1,561
	University of Connecticut College & University Revenue	5.000%	2/15/29	750	756
	Washington CT BAN GO	4.000%	4/2/25	2,370	2,368
					327,908
Delaware (0.3%)
	Delaware GO	5.000%	5/1/25	17,145	17,409
[1]	Delaware State Economic Development Authority Charter School Aid Revenue (Odyssey Charter School, Inc. Project), Prere.	7.000%	3/3/25	10,000	10,260
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	7,070	6,646
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	2,435	2,289
	Delaware State Economic Development Authority Electric Power & Light Revenue PUT	1.050%	7/1/25	4,250	4,084
					40,688
District of Columbia (1.3%)
	District of Columbia College & University Revenue	5.000%	4/1/30	1,530	1,594
	District of Columbia GO, Prere.	5.000%	6/1/27	3,135	3,192
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Fort Totten Project) PUT	5.000%	12/1/25	13,652	13,791
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Paxton Project) PUT	4.000%	9/1/25	1,795	1,786
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.700%	3/1/25	4,000	3,905
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	17,120	17,263
[10]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	2,785	2,813
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	5,060	5,131
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	10/1/26	9,175	9,329
[10]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.400%	9/1/28	16,450	16,818
	District of Columbia Income Tax Revenue	5.000%	12/1/24	11,000	11,091
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/30	1,580	1,622
	District of Columbia Water & Sewer Authority Water Revenue PUT	1.750%	10/1/24	27,425	27,074
	District of Columbia Water & Sewer Authority Water Revenue PUT	3.000%	10/1/27	5,600	5,421
[1,4]	Metropolitan Washington Airports Authority Dulles Toll Highway Revenue TOB VRDO	3.850%	5/2/24	32,950	32,950
[1,6]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue TOB VRDO	3.890%	5/2/24	18,302	18,302
[1,3]	Metropolitan Washington Airports Authority Highway Revenue TOB VRDO	3.890%	5/2/24	12,730	12,730
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/25	1,500	1,527
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/26	1,500	1,551
					187,890
Florida (2.7%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/24	350	349
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,210	1,215
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	240	236
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,450	1,487
[1]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.890%	5/2/24	5,645	5,645
[3]	Boward County FL School District COP	5.000%	7/1/27	1,740	1,768
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,780	1,796
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,270	1,299
[1]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.920%	5/2/24	3,750	3,750
[1,6]	Broward Country Tourist Development Miscellaneous Taxes Revenue TOB VRDO	3.880%	5/2/24	1,860	1,860
	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	4/1/26	1,475	1,456
[1,4]	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	3.920%	5/7/24	7,718	7,718
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/25	1,000	1,002
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	4.000%	12/15/24	385	381
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	4.000%	12/15/25	600	587
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/26	300	298
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/27	330	328
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/24	285	285
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/29	1,000	1,026
10

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Central Florida Expressway Authority Highway Revenue TOB VRDO	3.920%	5/2/24	7,045	7,045
	Collier County Industrial Development Authority Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project) PUT	5.000%	10/1/29	1,000	1,065
	Duval County Public Schools COP	5.000%	7/1/24	4,000	4,007
[3]	Duval County Public Schools COP	5.000%	7/1/25	1,650	1,677
[3]	Duval County Public Schools COP	5.000%	7/1/26	2,150	2,223
[3]	Duval County Public Schools COP	5.000%	7/1/27	3,180	3,352
[3]	Duval County Public Schools COP	5.000%	7/1/28	2,035	2,185
	Escambia County FL Industrial Revenue PUT	2.000%	10/1/24	950	941
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/24	1,015	1,016
	Florida Development Finance Corp. Charter School Aid Revenue	4.875%	6/15/30	1,000	999
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	4.000%	6/15/24	215	215
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	4.000%	6/15/25	225	223
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/25	110	110
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/26	545	551
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/31	345	335
	Florida Development Finance Corp. College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/25	215	216
[1]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/25	220	217
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	645	665
[1]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/29	1,375	1,264
	Florida GO	5.000%	7/1/25	1,240	1,262
	Florida GO	5.000%	6/1/27	1,770	1,869
	Florida GO	5.000%	6/1/28	1,625	1,626
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/24	1,850	1,851
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/25	475	479
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	4/1/27	415	423
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Flagier College Inc. Project)	5.000%	11/1/27	1,095	1,116
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	5/1/25	3,060	3,083
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	5,000	5,056
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	2,225	2,261
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/24	2,900	2,906
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/25	35,080	35,411
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/26	8,000	8,208
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/27	15,085	15,592
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/28	10,770	11,146
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/28	1,685	1,740
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/30	1,295	1,332
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/31	1,110	1,141
	Fort Lauderdale FL Water & Sewer Revenue Water Revenue	4.000%	9/1/30	1,500	1,481
	Fort Lauderdale FL Water & Sewer Water Revenue	5.000%	9/1/24	800	803
	Fort Lauderdale FL Water & Sewer Water Revenue	5.000%	9/1/25	750	765
	Fort Lauderdale FL Water & Sewer Water Revenue	5.000%	9/1/26	600	623
	Fort Lauderdale FL Water & Sewer Water Revenue	5.000%	9/1/27	1,000	1,060
	Fort Lauderdale FL Water & Sewer Water Revenue	5.000%	9/1/28	1,150	1,244
	Fort Lauderdale FL Water & Sewer Water Revenue (Enabling Works Project)	5.000%	9/1/24	615	617
	Fort Lauderdale FL Water & Sewer Water Revenue (Enabling Works Project)	5.000%	9/1/25	1,000	1,020
	Fort Lauderdale FL Water & Sewer Water Revenue (Enabling Works Project)	5.000%	9/1/26	300	312
	Fort Lauderdale FL Water & Sewer Water Revenue (Enabling Works Project)	5.000%	9/1/27	435	461
	Fort Lauderdale FL Water & Sewer Water Revenue (Enabling Works Project)	5.000%	9/1/28	500	541
[3]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/25	125	127
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	2,655	2,690
	Hernando County FL Water & Sewer Water Revenue	4.000%	6/1/24	625	625
[3]	Hernando County School District COP	5.000%	7/1/28	2,000	2,052
[6]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/24	150	150
[1]	Hillsborough County Aviation Authority Port, Airport & Marina Revenue TOB VRDO	3.860%	5/2/24	4,000	4,000
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/26	3,295	3,331
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/25	1,620	1,654
[1,4]	Jacksonville Housing Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	4.150%	5/1/24	9,442	9,442
	JEA Water & Sewer System Water Revenue	4.000%	10/1/30	4,000	4,000
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/24	380	379
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	3.250%	10/1/26	1,100	1,056
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/26	185	183
	Lee County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.550%	8/1/25	1,250	1,233
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	20	20
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/26	2,000	2,025
[3]	Manatee County School District Sales Tax Revenue	5.000%	10/1/30	2,650	2,755
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/24	120	120
[1]	Melbourne FL Water & Sewer Water Revenue TOB VRDO	3.870%	5/2/24	5,000	5,000
11

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/27	1,000	1,003
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/24	885	889
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/25	1,000	1,011
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/26	1,000	1,028
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/27	1,000	1,046
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	1,000	1,001
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	405	405
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	2,690	2,691
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/25	1,350	1,375
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/30	1,000	1,027
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,165	1,177
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	2,000	2,025
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/27	2,400	2,479
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/25	1,500	1,512
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/25	1,625	1,641
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	10/1/25	3,035	3,079
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.550%	1/1/26	3,375	3,317
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.400%	10/1/26	1,000	982
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/24	1,275	1,278
	Midtown Miami Community Development District Special Assessment Revenue (Infrastructure Project)	4.250%	5/1/24	865	865
[1]	North Springs Improvement District Special Assessment Revenue	4.250%	5/1/28	1,195	1,185
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/24	1,290	1,291
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/25	1,340	1,346
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/26	1,395	1,439
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	75	75
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	425	447
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	600	642
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/26	2,285	2,354
[1]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.920%	5/7/24	5,750	5,750
	Orange County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	0.550%	7/1/24	6,625	6,581
[1]	Orange County Housing Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	4.150%	5/1/24	25,170	25,170
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/28	2,465	2,136
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/24	170	171
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/25	415	422
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/24	230	229
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/25	240	238
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/26	245	245
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	425	426
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/26	150	149
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/28	425	438
[1]	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.870%	5/7/24	5,435	5,435
[1,4]	Palm Beach County Health Facilities Authority Revenue TOB VRDO	4.120%	5/2/24	19,700	19,700
	Palm Beach County School District COP	5.000%	8/1/28	2,300	2,333
[3]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/25	2,430	2,474
[3]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/26	865	895
[3]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/27	905	951
[3]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/28	950	1,012
	Pinellas County School Board (Master Lease Program) COP	5.000%	7/1/24	275	275
	Polk County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	4.150%	6/1/26	1,650	1,653
[3]	Santa Rosa County School Board COP	5.000%	2/1/27	1,010	1,051
[3]	Santa Rosa County School Board COP	5.000%	2/1/28	1,000	1,058
	Sarasota County FL Sales Tax Revenue	5.000%	10/1/25	3,575	3,653
	Sarasota County FL Sales Tax Revenue	5.000%	10/1/26	1,550	1,614
	Sarasota County FL Sales Tax Revenue	5.000%	10/1/27	1,700	1,803
[1]	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue TOB VRDO	3.870%	5/2/24	11,000	11,000
[1]	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue TOB VRDO	3.870%	5/2/24	3,000	3,000
[1]	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue TOB VRDO	3.920%	5/2/24	26,885	26,885
	Sawyers Landing Community Development District Special Assessment Revenue	3.250%	5/1/26	200	193
	School Board of Miami-Dade County COP	5.000%	5/1/26	1,000	1,008
	School Board of Miami-Dade County COP	5.000%	8/1/27	155	160
[1]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/24	130	130
[1]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/25	120	119
[1]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/28	250	243
[1]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/29	255	246
[1]	South Miami Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.870%	5/2/24	10,966	10,966
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	1,310	1,375
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	1,375	1,437
[1,4]	St. Johns County FL IDA Health, Hospital, Nursing Home Revenue TOB VRDO	4.120%	5/2/24	5,760	5,760
12

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/25	395	389
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/24	325	325
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/29	1,310	1,376
	Village Community Development District No. 13 Special Assessment Revenue	1.800%	5/1/26	250	240
[1]	Village Community Development District No. 15 Special Assessment Revenue	4.250%	5/1/28	500	503
	West Villages Improvement District Special Assessment Revenue	4.000%	5/1/27	765	757
					397,647
Georgia (3.0%)
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/24	2,830	2,835
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/25	2,950	2,984
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/26	3,060	3,128
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/27	3,180	3,292
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/28	3,290	3,445
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/29	3,415	3,608
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/25	605	613
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	500	508
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	1,250	1,271
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/26	665	689
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/26	1,000	1,036
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/27	855	903
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/27	1,210	1,278
	Atlanta GA GO	5.000%	12/1/25	1,000	1,026
	Atlanta GA GO	5.000%	12/1/25	1,750	1,795
	Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/24	1,000	1,003
[10]	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue (Englewood Senior Apartements Project) PUT	5.000%	5/1/27	4,473	4,610
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue (Skyline Apartements Project) PUT	2.000%	9/1/24	4,339	4,289
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/26	9,440	9,562
	Bartow County Development Authority Electric Power & Light Revenue PUT	3.950%	3/8/28	9,555	9,573
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Company Plant Vogtle Project) PUT	3.875%	3/6/26	3,590	3,595
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Company Plant Vogtle Project) PUT	3.375%	3/12/27	1,620	1,598
	Burke County Development Authority Electric Power & Light Revenue PUT	3.375%	3/12/27	1,905	1,879
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	2,100	2,147
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/28	1,000	1,056
[1,4]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.820%	5/2/24	2,065	2,065
	Columbus GA GO	5.000%	1/1/25	10,065	10,154
	Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/26	7,485	7,606
	Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/29	8,165	8,607
	Development Authority of Burke County Electric Power & Light Revenue (Georgia Power Company Plant Vogtle Project) PUT	1.700%	8/22/24	6,550	6,475
	Development Authority of Burke County Electric Power & Light Revenue (Georgia Power Company Plant Vogtle Project) PUT	3.800%	5/21/26	2,270	2,270
	Development Authority of Burke County Electric Power & Light Revenue (Georgia Power Company Plant Vogtle Project) PUT	3.800%	5/21/26	7,295	7,296
	Development Authority of Burke County Electric Power & Light Revenue PUT	2.150%	6/13/24	1,145	1,141
	Fayette County GA Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	5,885	5,895
	Fulton County Development Authority College & University Revenue	5.000%	6/1/24	540	540
[1,4]	Fulton County Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.820%	5/2/24	4,380	4,380
[1,4]	Fulton County Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.820%	5/2/24	1,875	1,875
[1]	Fulton County Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.870%	5/7/24	2,500	2,500
[1]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/26	470	462
[1]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/27	765	744
[1]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/28	800	770
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	300	302
	Georgia GO	5.000%	7/1/25	15,115	15,392
	Georgia GO	4.000%	2/1/26	5,140	5,140
	Georgia GO	5.000%	12/1/26	3,450	3,607
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/25	365	367
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/25	200	203
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/26	150	154
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/27	200	209
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/28	195	207
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	2,500	2,565
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/27	1,000	1,007
13

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,6]	Georgia Municipal Electric Authority Nuclear Revenue TOB VRDO	3.880%	5/2/24	13,675	13,675
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,650	1,658
	Gwinnett County School District GO	4.000%	2/1/33	5,000	5,004
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/24	1,100	1,100
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/24	750	750
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/24	1,165	1,165
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/24	300	300
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/24	3,250	3,256
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/24	1,615	1,606
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/24	1,110	1,104
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/24	300	300
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/25	400	402
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/25	285	286
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/25	1,000	1,003
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/25	700	702
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/25	2,515	2,526
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/25	375	378
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/25	250	252
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/25	325	328
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/25	610	604
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/25	1,500	1,484
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/25	550	553
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/26	530	536
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/26	345	349
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/26	1,100	1,108
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/26	1,935	1,954
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/26	600	610
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/26	285	290
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/26	275	279
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/26	720	708
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/26	2,200	2,163
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/26	1,000	1,011
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/27	1,000	1,020
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/27	620	632
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/27	1,250	1,266
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/27	850	871
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/27	500	513
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/27	500	513
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/27	1,215	1,189
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/27	4,140	4,050
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/27	1,700	1,730
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/28	1,650	1,699
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/28	700	721
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/28	1,500	1,530
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/28	2,045	2,093
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/28	580	602
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/29	125	128
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/2/24	99,315	99,328
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	65,915	65,954
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/27	14,745	14,720
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/28	3,000	2,997
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/29	11,525	11,968
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/24	805	806
	Monroe County Development Authority Electric Power & Light Revenue PUT	3.875%	3/6/26	2,405	2,408
	Monroe County Development Authority Electric Power & Light Revenue PUT	3.875%	3/6/26	2,200	2,203
	Monroe County Development Authority Electric Power & Light Revenue PUT	3.875%	3/6/26	1,000	1,001
	Monroe County Development Authority Electric Power & Light Revenue PUT	3.875%	3/6/26	1,000	1,001
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/25	425	432
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	5.000%	1/1/25	565	568
	Sandy Springs Public Facilities Authority Lease (Non-Terminable) Revenue (Sandy Springs City Center Project), Prere.	5.000%	5/1/26	5,000	5,163
	Savannah Economic Development Authority Industrial Revenue PUT	2.000%	10/1/24	850	842
[1]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/27	1,000	1,055
[1]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/28	3,250	3,488
[1]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/29	3,000	3,276
[1]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/30	3,000	3,316
14

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Regional Joint Development Authority Local or Guaranteed Housing Revenue	5.000%	8/1/25	1,150	1,165
					447,348
Guam (0.1%)
	Guam Department of Education COP	3.625%	2/1/25	215	213
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/24	1,100	1,101
	Guam Income Tax Revenue	5.000%	12/1/26	1,500	1,529
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/25	350	353
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/27	300	304
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/28	200	207
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/24	1,320	1,322
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	1,315	1,326
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/26	1,910	1,942
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	3,645	3,746
					12,043
Hawaii (0.4%)
	Georgia GO	5.000%	10/1/29	1,250	1,294
[2]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.220%	5/2/24	1,725	1,725
[2]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.220%	7/1/39	6,670	6,670
	Hawaii GO	5.000%	10/1/27	1,000	1,036
	Hawaii GO	5.000%	10/1/29	2,575	2,719
	Hawaii GO	4.000%	8/1/32	8,500	8,489
	Hawaii GO	4.000%	8/1/33	4,655	4,638
	Hawaii GO	4.000%	8/1/34	4,060	4,040
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/25	11,225	11,362
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/26	4,000	4,118
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/27	1,405	1,474
	Honolulu HI City & County GO	5.000%	7/1/25	1,700	1,731
	Honolulu HI City & County GO	5.000%	7/1/25	2,325	2,367
	Honolulu HI City & County GO	5.000%	7/1/26	1,000	1,035
	Honolulu HI City & County GO	5.000%	7/1/26	2,460	2,547
	Honolulu HI City & County GO	5.000%	7/1/27	500	528
	Honolulu HI City & County GO	5.000%	7/1/27	2,850	3,009
	Honolulu HI City & County GO	5.000%	10/1/27	3,000	3,059
	Honolulu HI City & County Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	3,435	3,502
					65,343
Idaho (0.2%)
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,000	999
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.500%	11/1/26	835	816
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/25	2,250	2,268
[7]	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	3.700%	8/1/24	22,985	22,985
[1]	Idaho Housing and Finance Association Local or Guaranteed Housing Revenue TOB VRDO	3.820%	5/2/24	9,600	9,600
					36,668
Illinois (7.4%)
[3]	Bolingbrook IL GO	5.000%	1/1/29	1,750	1,833
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/24	595	595
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/25	240	233
[9]	Chicago Board of Education GO	0.000%	12/1/24	3,000	2,925
[9]	Chicago Board of Education GO	0.000%	12/1/24	1,250	1,219
	Chicago Board of Education GO	5.000%	12/1/24	1,000	1,004
	Chicago Board of Education GO	5.000%	12/1/24	4,455	4,474
	Chicago Board of Education GO	5.000%	12/1/24	2,640	2,651
	Chicago Board of Education GO	5.000%	12/1/24	1,150	1,155
[8]	Chicago Board of Education GO	5.500%	12/1/24	735	739
[9]	Chicago Board of Education GO	0.000%	12/1/25	3,280	3,065
[9]	Chicago Board of Education GO	0.000%	12/1/25	2,635	2,462
	Chicago Board of Education GO	0.000%	12/1/25	6,600	6,155
[9,11]	Chicago Board of Education GO	0.000%	12/1/25	25	23
	Chicago Board of Education GO	5.000%	12/1/25	11,720	11,865
	Chicago Board of Education GO	5.000%	12/1/25	2,240	2,268
[8]	Chicago Board of Education GO	5.500%	12/1/25	3,275	3,311
	Chicago Board of Education GO	0.000%	12/1/26	2,500	2,229
[9]	Chicago Board of Education GO	0.000%	12/1/26	2,665	2,387
	Chicago Board of Education GO	5.000%	12/1/26	9,270	9,475
	Chicago Board of Education GO	5.000%	12/1/26	5,805	5,934
	Chicago Board of Education GO	5.000%	12/1/26	3,045	3,112
	Chicago Board of Education GO	5.000%	12/1/26	250	256
15

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[11,12]	Chicago Board of Education GO	5.500%	12/1/26	9,450	9,748
[8]	Chicago Board of Education GO	5.500%	12/1/26	1,250	1,267
	Chicago Board of Education GO	7.000%	12/1/26	1,100	1,148
[9]	Chicago Board of Education GO	0.000%	12/1/27	750	644
[3]	Chicago Board of Education GO	5.000%	12/1/27	550	567
[3]	Chicago Board of Education GO	5.000%	12/1/27	1,800	1,856
	Chicago Board of Education GO	5.000%	12/1/27	6,850	7,059
[8]	Chicago Board of Education GO	5.500%	12/1/27	3,075	3,145
	Chicago Board of Education GO	5.000%	12/1/28	3,440	3,575
[3]	Chicago Board of Education GO	5.000%	12/1/29	4,220	4,404
	Chicago Board of Education GO	5.000%	12/1/30	2,500	2,555
[3]	Chicago Board of Education GO	5.000%	12/1/30	2,500	2,611
[1]	Chicago Board of Education GO	6.750%	12/1/30	1,070	1,172
[1,4]	Chicago IL Board of Education Special Tax Miscellaneous Taxes Revenue TOB VRDO	3.850%	5/2/24	26,750	26,750
	Chicago IL GO	0.000%	1/1/25	1,165	1,129
	Chicago IL GO	5.000%	1/1/25	1,000	1,006
	Chicago IL GO	5.000%	1/1/25	2,500	2,515
	Chicago IL GO	5.000%	1/1/25	520	523
	Chicago IL GO	5.000%	1/1/26	5,790	5,894
	Chicago IL GO	5.000%	1/1/26	2,615	2,662
	Chicago IL GO	5.000%	1/1/26	1,565	1,575
	Chicago IL GO	5.000%	1/1/27	6,410	6,603
	Chicago IL GO	5.000%	1/1/27	640	650
	Chicago IL GO	5.000%	1/1/28	4,900	5,116
	Chicago IL GO	5.000%	1/1/28	1,000	1,044
	Chicago IL GO	4.000%	1/1/29	8,493	8,596
	Chicago IL GO	5.000%	1/1/29	3,750	3,968
	Chicago IL GO	5.000%	1/1/29	1,000	1,058
	Chicago IL GO	4.000%	1/1/30	1,820	1,845
	Chicago IL GO	5.625%	1/1/30	6,035	6,267
	Chicago IL GO	5.625%	1/1/31	2,100	2,181
[1,4]	Chicago IL GO TOB VRDO	3.910%	5/2/24	7,000	7,000
[9]	Chicago IL GO, ETM	0.000%	1/1/27	2,050	1,854
	Chicago IL GO, Prere.	5.000%	1/1/25	1,715	1,725
	Chicago IL GO, Prere.	5.250%	1/1/25	5,100	5,139
	Chicago IL GO, Prere.	5.250%	1/1/25	2,500	2,519
[10]	Chicago IL Local or Guaranteed Housing Revenue PUT	4.000%	10/1/24	20,228	20,147
[1,6]	Chicago IL Transit Authority Sales Tax Revenue TOB VRDO	3.890%	5/2/24	6,200	6,200
[1,4,6]	Chicago IL Transit Authority Sales Tax Revenue TOB VRDO	3.890%	5/2/24	2,500	2,500
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/25	1,000	1,008
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/27	600	624
[1,3]	Chicago IL Wastewater Transmission Sewer Revenue TOB VRDO	3.890%	5/2/24	2,880	2,880
	Chicago IL Waterworks Water Revenue	5.000%	11/1/24	10,000	10,060
	Chicago IL Waterworks Water Revenue	5.000%	11/1/24	1,000	1,006
	Chicago IL Waterworks Water Revenue	5.000%	11/1/24	1,000	1,006
	Chicago IL Waterworks Water Revenue	4.000%	11/1/26	425	428
	Chicago IL Waterworks Water Revenue	5.000%	11/1/26	650	671
	Chicago IL Waterworks Water Revenue	5.000%	11/1/27	5,000	5,218
	Chicago IL Waterworks Water Revenue	5.000%	11/1/28	3,725	3,849
[3]	Chicago IL Waterworks Water Revenue	5.000%	11/1/28	3,500	3,667
	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	1,000	1,042
	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	725	750
[3]	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	3,500	3,613
	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	1,000	1,032
[3]	Chicago IL Waterworks Water Revenue	5.250%	11/1/30	1,955	2,067
[8]	Chicago IL Waterworks Water Revenue	5.750%	11/1/30	7,870	8,400
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/26	500	502
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/27	1,000	1,004
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/28	500	503
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/29	1,000	1,006
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/31	1,000	1,004
[1,3]	Chicago IL Waterworks Water Revenue TOB VRDO	3.890%	5/2/24	7,235	7,235
[6]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	5,000	5,042
[6]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	5,000	5,125
[6]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	2,250	2,349
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	385	387
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	1,000	1,008
[6]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	225	236
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	2,620	2,641
16

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago Park District GO	5.000%	1/1/25	1,000	1,001
	Chicago Park District GO	5.000%	1/1/26	2,500	2,552
	Chicago Park District GO	5.000%	1/1/27	1,000	1,037
[7]	Chicago Park District GO	5.000%	1/1/29	1,875	2,016
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/24	945	945
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/25	4,635	4,679
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/25	460	464
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	3,165	3,234
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	4,500	4,599
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/27	1,250	1,296
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/28	1,375	1,444
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/28	2,730	2,867
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/29	2,170	2,310
[1,6]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue TOB VRDO	3.850%	5/2/24	10,000	10,000
[6]	Cook County Community College District No. 508 GO	5.000%	12/1/27	1,000	1,047
	Cook County IL GO	5.000%	11/15/24	5,000	5,031
	Cook County IL GO	4.000%	11/15/26	3,405	3,452
	Cook County IL GO	5.000%	11/15/27	325	342
	Cook County IL GO	5.000%	11/15/28	3,000	3,094
	Cook County IL Sales Tax Revenue	5.000%	11/15/26	620	642
	Cook County IL Sales Tax Revenue	5.000%	11/15/27	480	505
	Cook County IL Sales Tax Revenue	5.000%	11/15/28	225	241
	Evanston IL GO	3.000%	12/1/28	4,800	4,618
	Illinois Development Finance Authority Local or Guaranteed Housing Revenue, ETM	0.000%	7/15/25	19,335	18,490
[1]	Illinois Finance Authority Charter School Aid Revenue	4.000%	10/1/27	405	394
[1]	Illinois Finance Authority Charter School Aid Revenue	4.000%	10/1/29	910	877
	Illinois Finance Authority Charter School Aid Revenue	4.000%	11/1/29	25	25
	Illinois Finance Authority College & University Revenue	5.000%	9/1/24	975	972
	Illinois Finance Authority College & University Revenue	5.000%	10/1/24	1,090	1,087
	Illinois Finance Authority College & University Revenue	5.000%	10/1/26	890	869
	Illinois Finance Authority College & University Revenue	5.000%	10/1/26	1,065	1,040
	Illinois Finance Authority College & University Revenue	5.000%	9/1/28	750	768
	Illinois Finance Authority College & University Revenue	5.000%	12/1/28	500	492
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/24	650	652
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/26	400	409
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/28	675	708
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	1,100	1,102
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	1,050	1,052
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	475	480
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	3,000	3,072
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,000	1,016
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	140	139
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,650	1,686
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,250	1,288
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	3,430	3,471
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	3,000	3,067
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,590	1,643
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,735	1,794
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	3,655	3,699
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,820	1,904
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/24	1,600	1,600
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/25	10,570	10,692
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/26	13,410	13,702
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/27	3,205	3,340
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	620	621
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	145	145
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	1,230	1,271
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	1,385	1,432
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	7,950	8,217
[2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.300%	4.100%	4/1/51	5,705	5,705
[2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.470%	5/1/42	1,405	1,380
[2]	Illinois Finance Authority Recreational Revenue, 70% of SOFR + 1.200%	4.924%	11/1/34	13,875	13,844
	Illinois Finance Authority Water Revenue	5.000%	1/1/25	2,310	2,330
	Illinois Finance Authority Water Revenue	5.000%	1/1/26	2,695	2,764
	Illinois Finance Authority Water Revenue	5.000%	1/1/28	3,120	3,246
	Illinois Finance Authority Water Revenue PUT	3.875%	9/1/28	1,080	1,070
	Illinois GO	4.000%	5/1/24	175	175
	Illinois GO	5.000%	5/1/24	12,975	12,975
	Illinois GO	5.500%	5/1/24	4,375	4,375
17

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois GO	5.000%	6/1/24	2,500	2,502
	Illinois GO	5.000%	7/1/24	4,795	4,801
	Illinois GO	0.000%	8/1/24	200	198
	Illinois GO	5.000%	10/1/24	1,075	1,079
	Illinois GO	5.000%	11/1/24	22,815	22,925
	Illinois GO	5.000%	1/1/25	775	780
	Illinois GO	5.000%	2/1/25	5,085	5,123
	Illinois GO	5.000%	2/1/25	625	626
	Illinois GO	4.000%	3/1/25	750	750
	Illinois GO	5.000%	3/1/25	11,935	12,035
	Illinois GO	5.000%	3/1/25	600	605
	Illinois GO	5.000%	5/1/25	2,500	2,527
	Illinois GO	5.500%	5/1/25	3,000	3,047
	Illinois GO	5.000%	6/1/25	13,275	13,431
	Illinois GO	5.000%	7/1/25	8,470	8,578
	Illinois GO	5.000%	10/1/25	4,105	4,171
	Illinois GO	5.000%	11/1/25	7,500	7,629
	Illinois GO	5.000%	11/1/25	3,750	3,814
[6]	Illinois GO	5.000%	11/1/25	10,000	10,191
	Illinois GO	5.000%	12/1/25	500	509
	Illinois GO	5.000%	12/1/25	655	667
	Illinois GO	5.000%	1/1/26	3,560	3,628
	Illinois GO	5.000%	2/1/26	1,300	1,326
	Illinois GO	5.000%	3/1/26	22,390	22,871
	Illinois GO	5.000%	3/1/26	13,760	14,056
[3]	Illinois GO	5.000%	4/1/26	2,500	2,502
	Illinois GO	5.000%	5/1/26	8,500	8,507
	Illinois GO	5.000%	6/1/26	155	159
	Illinois GO	5.000%	7/1/26	8,600	8,827
	Illinois GO	5.000%	10/1/26	135	139
	Illinois GO	5.000%	10/1/26	2,250	2,317
	Illinois GO	5.000%	10/1/26	1,000	1,030
	Illinois GO	5.000%	11/1/26	17,230	17,768
	Illinois GO	5.000%	11/1/26	750	773
	Illinois GO	5.000%	2/1/27	1,500	1,501
	Illinois GO	5.000%	2/1/27	1,525	1,577
	Illinois GO	5.000%	3/1/27	4,200	4,347
	Illinois GO	5.000%	7/1/27	13,220	13,762
	Illinois GO	5.000%	10/1/27	3,000	3,131
	Illinois GO	5.000%	10/1/27	1,000	1,044
	Illinois GO	5.000%	11/1/27	650	669
	Illinois GO	5.000%	11/1/27	15,455	16,164
	Illinois GO	5.000%	2/1/28	9,000	9,304
	Illinois GO	4.000%	3/1/28	5,260	5,312
	Illinois GO	5.000%	3/1/28	2,500	2,624
	Illinois GO	5.000%	3/1/28	500	525
	Illinois GO	5.000%	5/1/28	1,000	1,001
	Illinois GO	5.000%	6/1/28	520	533
	Illinois GO	5.000%	7/1/28	5,095	5,374
	Illinois GO	5.000%	11/1/28	10,360	10,811
	Illinois GO	5.000%	11/1/28	3,890	4,007
	Illinois GO	5.000%	11/1/28	2,895	3,068
	Illinois GO	3.500%	6/1/29	2,260	2,190
	Illinois GO	5.000%	10/1/29	900	954
	Illinois GO	5.000%	11/1/29	2,020	2,108
	Illinois GO	5.125%	12/1/29	1,180	1,237
	Illinois GO	5.250%	2/1/30	3,000	3,003
	Illinois GO	5.000%	4/1/30	2,680	2,682
	Illinois GO	5.000%	5/1/30	10,000	10,009
	Illinois GO	4.125%	11/1/31	1,230	1,235
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	4/1/25	250	254
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	10/1/25	250	256
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	4/1/26	395	408
[10]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	0.800%	7/1/26	495	453
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	10/1/26	275	287
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	4/1/27	275	289
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.200%	10/1/27	1,000	1,015
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	10/1/27	290	308
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	4/1/28	290	310
18

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	10/1/28	250	270
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	9/1/24	1,000	998
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	12/1/24	2,000	1,991
[10]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	6/1/25	2,360	2,348
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	1,455	1,472
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	1,000	1,012
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	10,560	10,664
[2,4]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 1.000%	4.770%	5/15/50	3,750	3,749
	Illinois Sales Tax Revenue	5.000%	6/15/24	690	691
[9]	Illinois Sales Tax Revenue	6.000%	6/15/24	255	256
	Illinois Sales Tax Revenue	5.000%	6/15/25	1,675	1,678
	Illinois Sales Tax Revenue	5.000%	6/15/26	2,235	2,238
	Illinois Sales Tax Revenue	4.000%	6/15/27	1,810	1,833
	Illinois Sales Tax Revenue	4.000%	6/15/29	650	655
[6]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/28	4,250	4,464
[6]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/30	1,430	1,514
	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.000%	6/15/24	1,435	1,437
[3]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.000%	6/15/27	3,110	3,107
[3]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.250%	6/15/31	1,000	1,001
[8]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/24	8,785	8,734
[8]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/25	1,050	998
[8]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/26	1,190	1,084
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	15,235	15,633
	Joliet IL Waterworks & Sewerage Water Revenue BAN	5.000%	1/1/25	12,365	12,401
	Kane McHenry Cook & De Kalb Counties IL Unit School District No. 300 GO	5.000%	1/1/26	3,480	3,500
[3]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/29	1,660	1,762
	Lake County Community High School District No. 115 Lake Forest GO	5.000%	11/1/25	3,255	3,326
	Lake County Community High School District No. 115 Lake Forest GO	5.000%	11/1/26	3,425	3,562
	Lake County Community High School District No. 115 Lake Forest GO	5.000%	11/1/27	3,600	3,817
	Lake County Forest Preserve District GO	2.000%	12/15/27	7,400	6,821
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/24	100	100
	Metropolitan Pier & Exposition Authority Appropriations Revenue	3.000%	6/15/24	1,250	1,247
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/24	1,635	1,594
	Metropolitan Pier & Exposition Authority Appropriations Revenue	3.000%	6/15/25	2,000	1,967
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/25	1,000	1,017
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/26	3,435	3,170
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/26	500	514
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/27	5,000	5,220
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/28	3,750	3,912
	Metropolitan Pier & Exposition Authority Appropriations Revenue (Mccormick Expansion Project)	5.000%	12/15/27	2,300	2,336
[1,4]	Metropolitan Pier & Exposition Authority Appropriations Revenue TOB VRDO	3.820%	5/2/24	6,750	6,750
[1,3]	Metropolitan Pier & Exposition Authority Appropriations Revenue TOB VRDO	3.930%	5/2/24	7,967	7,967
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.000%	6/15/25	850	844
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.000%	6/15/27	1,105	1,112
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.000%	6/15/29	1,395	1,416
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	7,000	7,064
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/30	5,850	6,050
[6]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/25	1,050	1,064
[6]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/26	350	358
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/24	1,500	1,501
	Regional Transportation Authority Sales Tax Revenue PUT	4.250%	5/1/24	10,400	10,400
[6]	Rock Island Henry Mercer Etc Counties Community College District No. 503 GO	4.000%	12/1/26	1,350	1,365
[1]	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue TOB VRDO	3.870%	5/2/24	7,500	7,500
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/25	1,075	1,084
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/28	1,530	1,616
[1]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	3.870%	5/2/24	25,620	25,620
[1]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	3.870%	5/2/24	3,510	3,510
[1]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	3.890%	5/2/24	33,335	33,335
[1]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	3.910%	5/2/24	4,370	4,370
[1]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	3.910%	5/2/24	3,990	3,990
[3]	Sangamon County School District No. 186 Springfield GO	4.000%	6/1/24	785	785
[3]	Sangamon County School District No. 186 Springfield GO	5.000%	6/1/25	1,360	1,376
[3]	Sangamon County School District No. 186 Springfield GO	5.000%	6/1/26	1,200	1,230
	Schaumburg IL GO	3.500%	12/1/27	650	633
[6]	Southern Illinois University College & University Revenue	5.000%	4/1/25	200	201
[6]	Southern Illinois University College & University Revenue	4.000%	4/1/26	1,700	1,698
[6]	Southern Illinois University College & University Revenue	5.000%	4/1/26	300	305
[6]	Southern Illinois University College & University Revenue	5.000%	4/1/26	1,175	1,186
19

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Southern Illinois University College & University Revenue	5.000%	4/1/27	215	221
[6]	Southern Illinois University College & University Revenue	5.000%	4/1/28	275	286
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/27	4,500	4,536
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/28	4,000	4,037
[3]	St Clair County School District No. 119 Belle Valley GO	5.000%	4/1/30	1,500	1,520
	University of Illinois College & University Revenue	5.000%	10/1/27	400	418
[6]	Western Illinois University College & University Revenue	4.000%	4/1/25	750	749
[3]	Will County Community High School District No. 210 Lincoln-Way GO, ETM	0.000%	1/1/26	1,785	1,678
[6]	Will County Community Unit School District No. 201-U Crete-Monee GO	5.000%	1/1/26	275	280
[9]	Will County Community Unit School District No. 365-U Valley View GO	0.000%	11/1/24	2,110	2,069
[9]	Will County Community Unit School District No. 365-U Valley View GO	0.000%	11/1/24	19,355	18,958
					1,104,264
Indiana (0.7%)
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	585	605
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	900	937
	East Chicago IN Local or Guaranteed Housing Revenue PUT	5.000%	8/1/24	11,980	11,990
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/24	110	109
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/25	100	97
	Indiana Finance Authority Electric Power & Light Revenue PUT	0.750%	4/1/26	3,900	3,579
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	375	375
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	390	391
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/28	700	670
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/31	1,595	1,506
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Margaret Mary Health Project)	5.000%	3/1/28	1,340	1,379
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.250%	7/1/25	1,515	1,487
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	0.700%	1/1/26	7,605	7,092
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.100%	11/1/26	1,520	1,435
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/28	12,000	12,617
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/30	3,000	3,246
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.750%	5/2/24	19,465	19,465
[2]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.300%	4.070%	3/1/39	3,050	3,002
[1]	Indiana Finance Authority Hospital Health, Hospital, Nursing Home Revenue TOB VRDO	3.800%	5/2/24	300	300
	Indiana Finance Authority Industrial Revenue	4.125%	12/1/26	1,375	1,369
	Indiana Finance Authority Lease Revenue	5.000%	6/1/27	1,000	1,038
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/25	1,225	1,250
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/26	1,000	1,039
[7]	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/27	1,525	1,601
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/27	6,615	6,669
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/29	1,000	1,029
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/30	6,405	6,449
	Indiana State University College and University Revenue	5.000%	10/1/27	275	285
	Indiana State University College and University Revenue	5.000%	10/1/31	350	360
	Indianapolis Board of School Commissioners GO	5.000%	7/15/24	310	311
	Indianapolis Board of School Commissioners GO	5.000%	7/15/26	1,145	1,184
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/24	1,125	1,126
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/27	1,495	1,564
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Cityway 1 Project)	5.000%	2/1/25	800	801
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Cityway 1 Project)	5.000%	2/1/26	875	876
[6]	Mishawaka IN Waterworks Water Revenue	3.000%	7/1/24	960	957
[6]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	8/15/24	865	868
	Richmond Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	335	336
	Richmond Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	1,000	1,004
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/24	525	525
					100,923
Iowa (0.2%)
	Des Moines IA GO	5.000%	6/1/28	4,270	4,587
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/25	985	968
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/25	115	112
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	6.600%	5/15/28	1,135	1,166
	Iowa Finance Authority Local or Guaranteed Housing Revenue VRDO	3.750%	5/2/24	19,500	19,500
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/24	210	210
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/25	320	324
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/26	420	429
					27,296
Kansas (0.6%)
	Burlington KS Industrial Revenue PUT	4.300%	6/1/26	7,900	7,877
	Kansas Department of Transportation Fuel Sales Tax Revenue	3.000%	9/1/24	105	104
20

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	10,020	10,068
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	11,000	11,047
	Kansas Development Finance Authority Appropriations Revenue (State of Kansas Project)	5.000%	11/1/28	6,515	6,882
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	4,000	4,229
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	225	225
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,065	1,108
	Manhattan KS GO	0.200%	6/15/24	25,540	25,354
	Manhattan KS GO	0.400%	6/15/25	12,275	11,595
	Olathe KS GO	5.000%	10/1/28	1,000	1,062
[1]	Overland Park KS Sales Tax Revenue (Bluhawl Star Bond Project)	5.500%	11/15/28	70	71
	Sedgwick County Unified School District No. 260 Derby GO, Prere.	5.000%	10/1/26	1,005	1,044
	Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	5.500%	9/1/26	8,475	8,900
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	5.000%	9/1/30	1,250	1,252
					90,818
Kentucky (2.7%)
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	310	311
	Kentucky Asset Liability Commission Appropriations Revenue (Project Notes Federal Highway Trust First)	5.000%	9/1/25	4,830	4,848
	Kentucky Asset Liability Commission Appropriations Revenue (Project NTS-Federal Highway Trust Fund-1)	5.000%	9/1/27	1,425	1,447
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/26	5	5
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	5.000%	3/1/26	450	458
[2]	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 1.400%	5.170%	2/1/46	1,000	1,000
	Kentucky Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	9/1/26	3,805	3,869
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/27	1,690	1,709
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/24	2,435	2,434
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/24	600	600
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	7/1/24	280	280
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/24	1,825	1,823
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	1,500	1,498
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	3,085	3,081
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/25	1,900	1,897
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/25	565	562
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/25	4,000	3,992
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	7/1/25	400	404
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/25	1,785	1,781
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/26	1,075	1,072
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	7/1/26	500	509
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/26	1,885	1,877
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/27	2,115	2,107
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	7/1/27	575	589
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/27	1,990	1,982
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	7/1/28	1,100	1,129
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	1/1/25	153,875	153,816
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	102,740	102,714
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	24,975	24,969
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	32,770	32,510
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/25	2,965	3,015
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 115)	5.000%	4/1/25	3,425	3,465
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/25	3,250	3,292
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/30	2,500	2,666
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/24	500	503
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/25	305	311
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/26	350	363
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/27	260	274
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/28	375	402
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/29	500	546
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/25	1,590	1,616
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/26	1,805	1,864
	Louisville/Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	1,750	1,832
	Louisville/Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	2,600	2,756
	Louisville-Jefferson County KY Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/26	7,565	7,730
	Louisville-Jefferson County KY Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/29	2,300	2,443
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,605	1,655
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/25	2,855	2,841
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/26	1,200	1,223
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/27	2,025	2,091
	Warren County School District Finance Corp. Lease (Renewal) Revenue	3.000%	4/1/28	1,000	957
					397,118
21

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Louisiana (1.7%)
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,000	987
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,210	1,195
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,930	1,906
[6]	Jefferson Parish Consolidated Sewerage District No. 1 Sewer Revenue	4.000%	2/1/26	400	403
[6]	Jefferson Parish Consolidated Sewerage District No. 1 Sewer Revenue	4.000%	2/1/27	500	507
[2]	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, 70% of SOFR + 0.500%	4.224%	5/1/43	8,005	7,856
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue ((Tivoli Place Project)	5.000%	7/1/26	11,080	11,223
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Capstone At the Oaks Project) PUT	5.000%	6/1/26	10,839	10,952
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Fairmont Tower Project) PUT	5.000%	4/1/26	9,438	9,538
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Glen Oaks Apartments Project) PUT	5.000%	11/1/25	2,523	2,552
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	6/1/25	10,000	10,068
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/28	1,215	1,261
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue (Westlake Chemical Corporation Project)	3.500%	11/1/32	3,115	2,935
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/25	1,580	1,605
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/26	2,000	2,051
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/27	2,810	2,904
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/28	1,945	2,027
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue PUT	0.875%	2/1/25	34,245	33,291
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project)	4.150%	9/1/27	7,720	7,712
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	4.200%	9/1/28	4,360	4,401
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	4.200%	9/1/28	3,055	3,086
	Louisiana Offshore Terminal Authority Port, Airport & Marina Revenue (Loop LLC Project) PUT	4.200%	10/1/25	4,815	4,805
	Louisiana Offshore Terminal Authority Port, Airport & Marina Revenue (Loop LLC Project) PUT	4.200%	10/1/26	1,900	1,914
	Louisiana Public Facilities Authority College & University Revenue	5.000%	10/1/24	705	705
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	3,980	3,988
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	3,400	3,407
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project) PUT	5.000%	6/1/25	2,500	2,519
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/28	865	896
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/25	14,880	14,997
[1]	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.890%	5/2/24	18,950	18,950
	Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/25	4,005	4,057
[1]	Louisiana State Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.910%	5/2/24	6,865	6,865
[4]	Plaquemines Port Harbor & Terminal District Port, Airport & Marina Revenue	4.000%	3/15/25	4,075	4,060
[4]	Plaquemines Port Harbor & Terminal District Port, Airport & Marina Revenue	4.000%	3/15/25	2,500	2,490
[3]	Rapides Parish Consolidated School District No. 62 GO	5.000%	3/1/26	300	308
[3]	Rapides Parish Consolidated School District No. 62 GO	5.000%	3/1/27	350	365
[3]	Rapides Parish Consolidated School District No. 62 GO	5.000%	3/1/28	400	425
[3]	Shreveport LA GO	5.000%	3/1/25	500	505
[3]	Shreveport LA GO	5.000%	3/1/26	500	512
	Shreveport LA GO	5.000%	9/1/26	1,000	1,000
[3]	Shreveport LA GO	5.000%	3/1/27	500	517
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	23,080	22,974
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	7,610	7,271
	St. John Parish the Baptist LA Industrial Revenue PUT	2.100%	7/1/24	17,130	17,054
	St. John Parish the Baptist LA Industrial Revenue PUT	2.200%	7/1/26	2,945	2,803
	St. John Parish the Baptist LA Industrial Revenue PUT	4.050%	7/1/26	10,145	10,039
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	5.000%	2/1/27	1,035	1,061
					252,947
Maine (0.1%)
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	275	275
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,410	1,463
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	7/1/24	490	490
	Maine Municipal Bond Bank Miscellaneous Revenue	5.000%	11/1/24	1,200	1,208
	Maine Municipal Bond Bank Miscellaneous Revenue	5.000%	9/1/25	2,400	2,442
	Maine Municipal Bond Bank Miscellaneous Revenue	5.000%	11/1/25	700	717
	Maine Municipal Bond Bank Miscellaneous Revenue	5.000%	9/1/26	1,500	1,555
	Maine Municipal Bond Bank Miscellaneous Revenue	5.000%	11/1/26	985	1,026
22

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maine Municipal Bond Bank Miscellaneous Revenue	5.000%	11/1/27	650	690
					9,866
Maryland (1.8%)
	Anne Arundel County MD GO	4.000%	4/1/31	5,075	5,075
	Anne Arundel County MD GO	4.000%	4/1/32	2,500	2,500
[1,4]	Baltimore County MD Health, Hospital, Nursing Home Revenue TOB VRDO	4.120%	5/2/24	5,015	5,015
	Baltimore MD Miscellaneous Taxes Revenue	5.000%	9/1/24	1,480	1,478
[1]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.800%	6/1/25	125	122
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/27	1,425	1,480
[1]	Frederick County MD College & University Revenue	5.000%	9/1/27	1,225	1,228
	Frederick County MD Tax Allocation Revenue (Oakdale-lake Linganore Project)	2.625%	7/1/24	120	119
[1,10]	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	1/1/26	13,845	13,730
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	6/1/24	9,340	9,345
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/24	150	150
	Maryland GO	5.000%	8/1/26	6,070	6,305
	Maryland GO	4.000%	6/1/27	5,300	5,281
	Maryland GO	4.000%	8/1/27	2,180	2,172
	Maryland GO	4.000%	6/1/28	18,015	17,926
	Maryland GO	5.000%	8/1/28	1,000	1,081
	Maryland GO	4.000%	6/1/29	9,160	9,160
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	575	576
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	140	139
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	300	300
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	115	116
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,060	1,085
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/27	1,250	1,285
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	525	544
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/25	4,325	4,354
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	5,170	5,347
[1,4]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.120%	5/2/24	12,570	12,570
[2]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.280%	4.050%	7/1/42	58,895	58,599
[1,2]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.540%	4.310%	7/1/41	18,960	18,960
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	3/1/25	1,850	1,870
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	3/1/26	1,000	1,026
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	3/1/27	355	371
[1]	Maryland Stadium Authority Lottery Revenue TOB VRDO	3.920%	5/1/24	10,275	10,275
	Maryland Stadium Authority Sports Entertainment Facilities Appropriations Revenue (Minor League Baseball Projects)	5.000%	6/15/25	6,835	6,939
	Maryland Stadium Authority Sports Entertainment Facilities Appropriations Revenue (Minor League Baseball Projects)	5.000%	6/15/26	7,265	7,501
	Maryland Stadium Authority Sports Entertainment Facilities Appropriations Revenue (Minor League Baseball Projects)	5.000%	6/15/27	2,740	2,876
	Maryland Stadium Authority Sports Entertainment Facilities Appropriations Revenue (Minor League Baseball Projects)	5.000%	6/15/28	2,225	2,379
[10]	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue	0.800%	7/1/25	1,250	1,189
	Montgomery County MD GO	5.000%	10/1/25	1,010	1,033
	Montgomery County MD GO	4.000%	8/1/26	3,300	3,357
	Montgomery County MD GO	5.000%	11/1/26	1,000	1,007
	Montgomery County MD GO	4.000%	12/1/31	17,000	16,958
	Prince George's County MD GO	4.000%	7/1/27	7,080	7,182
	Prince George's County MD GO	4.000%	9/1/31	2,890	2,883
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	750	750
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/25	705	706
	University System of Maryland College & University Revenue	3.000%	4/1/26	7,195	7,189
[1]	University System of Maryland College & University Revenue TOB VRDO	3.800%	5/1/24	6,465	6,465
					267,998
Massachusetts (0.6%)
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/26	2,975	2,980
	Commonwealth of Massachusetts GO	5.000%	5/1/24	100	100
	Commonwealth of Massachusetts GO	4.000%	5/1/25	365	365
	Commonwealth of Massachusetts GO	3.000%	9/1/27	2,000	1,952
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/28	2,350	2,353
	Fall River MA BAN GO	4.500%	1/30/25	8,362	8,401
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	240	244
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	250	254
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/24	255	255
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/25	800	806
23

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/26	210	212
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/26	240	237
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	1,425	1,447
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/27	220	224
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	525	539
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/28	1,350	1,393
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/29	340	332
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	1,000	1,036
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	425	446
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/30	1,555	1,568
	Massachusetts Development Finance Agency College & University Revenue (Williams College Project) PUT	0.450%	7/1/25	1,750	1,660
	Massachusetts Development Finance Agency College and University Revenue	4.000%	7/1/28	655	641
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	605	605
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,000	1,001
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,675	1,677
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	130	130
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	315	315
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	265	266
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	500	501
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	365	369
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	500	500
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	40	40
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	400	405
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,100	2,105
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	514
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	590	616
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	450	449
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,531
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	830	879
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/30/25	2,310	2,328
[1,4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue TOB VRDO	3.820%	5/2/24	1,330	1,330
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/24	1,215	1,216
[1,2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.600%	4.370%	7/1/49	6,075	6,054
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/24	1,105	1,108
[10]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	11/1/25	2,500	2,524
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/24	265	265
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/24	275	276
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/25	30	30
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	6/1/26	1,630	1,577
[10]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.300%	12/1/26	380	375
[10]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.350%	6/1/27	1,080	1,058
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	12/1/27	2,265	2,211
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/27	5,870	5,852
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.050%	12/1/28	1,000	1,003
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.850%	6/1/25	2,800	2,720
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/28	2,045	2,047
[12]	Massachusetts State College Building Authority College & University Revenue	0.000%	5/1/25	7,615	7,327
	Massachusetts State College Building Authority College & University Revenue, Prere.	5.000%	5/1/25	1,515	1,537
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/26	8,000	8,299
	Quincy MA BAN GO	4.500%	7/5/24	1,004	1,005
	Tisbury MA BAN GO	5.000%	7/17/24	1,250	1,252
					90,742
Michigan (1.5%)
	Ann Arbor School District GO	3.000%	5/1/24	2,300	2,300
[1,3]	Detroit Downtown Development Authority Tax Allocation Revenue TOB VRDO	3.970%	5/2/24	4,705	4,705
[1,3,13]	Detroit MI City School District GO TOB VRDO	3.900%	5/2/24	2,865	2,865
[1,3,13]	Detroit MI City School District GO TOB VRDO	3.930%	5/2/24	7,705	7,705
[1,3,13]	Detroit MI City School District GO TOB VRDO	3.930%	5/7/24	13,415	13,415
	Detroit MI GO	5.000%	4/1/26	1,000	1,016
	Detroit MI GO	5.000%	4/1/27	1,700	1,742
	Detroit MI GO	5.000%	4/1/29	1,000	1,032
	Detroit MI GO	5.000%	4/1/32	500	528
[6]	Eastern Michigan University College & University Revenue	5.000%	3/1/25	500	505
[6]	Eastern Michigan University College & University Revenue	5.000%	3/1/26	250	256
[6]	Eastern Michigan University College & University Revenue	3.250%	3/1/35	115	109
	Forest Hills MI Public Schools GO	4.000%	5/1/24	915	915
[3]	Grand Rapids Public Schools GO	5.000%	5/1/25	1,100	1,114
[1]	Great Lakes Water Authority Sewage Disposal System Sewer Revenue TOB VRDO	3.870%	5/2/24	4,240	4,240
24

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/30	1,100	1,136
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/29	2,000	2,072
[13]	Holt Public Schools GO	5.000%	5/1/24	525	525
	Ingham County Building Authority Lease Revenue	2.000%	5/1/24	1,575	1,575
	Kalamazoo County MI GO	3.000%	5/1/24	850	850
	Lansing Board of Water & Light Water Revenue	5.000%	7/1/31	1,250	1,320
	Macomb MI Intermediate School District GO	5.000%	5/1/25	340	345
	Macomb MI Intermediate School District GO	5.000%	5/1/26	825	851
	Macomb MI Intermediate School District GO	5.000%	5/1/27	610	640
	Macomb MI Intermediate School District GO	5.000%	5/1/28	1,185	1,264
	Macomb MI Intermediate School District GO	5.000%	5/1/29	670	727
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/24	310	311
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/25	225	226
[1]	Michigan Finance Authority College & University Revenue, Prere.	6.750%	7/1/24	1,250	1,254
[1]	Michigan Finance Authority College & University Revenue, Prere.	6.750%	7/1/24	1,500	1,505
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,315	1,321
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	6,350	6,534
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,000	1,037
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	3,175	3,320
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/27	2,005	2,042
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/29	1,950	1,988
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/25	5,290	5,331
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.750%	5/15/26	2,725	2,715
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/16/26	7,195	7,358
[1,4]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.820%	5/2/24	3,645	3,645
[1]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.870%	5/7/24	2,500	2,500
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/24	1,160	1,167
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/25	1,215	1,239
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	700	700
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	600	601
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	1,095	1,109
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	1,120	1,135
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	1,150	1,165
[2]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.850%	4.620%	12/1/39	17,850	17,852
[2]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.900%	4.670%	12/1/39	3,500	3,499
	Michigan Finance Authority Intergovernmental Agreement Revenue (Local Government Loan Program)	4.500%	10/1/29	7,755	7,758
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/31	2,170	2,178
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/33	1,300	1,304
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/34	1,665	1,670
[9]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/24	2,895	2,899
[3]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/25	1,925	1,928
[9]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/25	1,000	1,002
[3]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/26	1,985	1,988
[9]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/26	1,000	1,001
[3]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/27	1,500	1,503
[3]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/28	4,000	4,004
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	2,075	2,076
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	340	349
[3]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/24	2,000	2,003
[3]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/26	75	75
[3]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/27	1,050	1,052
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/29	1,400	1,402
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program) TOB	5.000%	4/15/25	740	750
[1]	Michigan State Building Authority Lease (Non-Terminable) Revenue TOB VRDO	3.820%	5/2/24	3,995	3,995
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	7/1/24	8,600	8,594
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	0.650%	10/1/24	765	753
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	0.550%	4/1/25	25	24
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.750%	4/1/27	6,305	6,281
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Beacon Hill Apartments Project) PUT	5.000%	2/1/25	11,529	11,569
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Clark Road Family Apartments) PUT	4.500%	4/1/26	1,175	1,183
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/25	9,000	9,056
[10]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	5/1/26	6,311	6,407
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.625%	4/1/27	3,875	3,827
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/26	3,000	3,127
	Plymouth-Canton Community School District GO	3.000%	5/1/24	2,735	2,735
25

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,13]	Pontiac School District GO TOB VRDO	3.920%	5/2/24	8,500	8,500
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	670	671
	University of Oakland College & University Revenue	5.000%	3/1/27	1,000	1,001
	Washtenaw County Intermediate School District GO	5.000%	5/1/24	2,390	2,390
	Wayne State University College & University Revenue	5.000%	11/15/30	1,130	1,136
[13]	Wayne-Westland Community Schools GO	4.000%	5/1/24	400	400
[13]	Wayne-Westland Community Schools GO	5.000%	11/1/25	800	819
					230,716
Minnesota (1.6%)
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/25	400	389
	Duluth Independent School District No. 709 COP	4.000%	2/1/27	600	602
	Hennepin County MN GO	5.000%	12/1/26	3,670	3,833
	Hennepin County MN GO	5.000%	12/1/28	1,500	1,629
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	1,300	1,318
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/30	850	872
	Minneapolis MN GO	5.500%	12/1/25	4,715	4,872
	Minneapolis MN GO	5.500%	12/1/26	3,055	3,231
	Minneapolis MN GO	5.500%	12/1/27	4,070	4,411
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,190	1,205
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	3,665	3,711
	Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	14,180	15,015
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,420	1,440
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,000	1,042
	Minnesota (State Office Building Project) COP	5.000%	11/1/25	12,545	12,810
	Minnesota (State Office Building Project) COP	5.000%	11/1/26	14,975	15,599
	Minnesota (State Office Building Project) COP	5.000%	11/1/27	15,745	16,739
	Minnesota GO	5.000%	8/1/25	11,210	11,435
	Minnesota GO	5.000%	8/1/26	4,750	4,922
	Minnesota GO	5.000%	10/1/26	1,085	1,128
	Minnesota Higher Education Facilities Authority College & University Revenue PUT	5.000%	10/1/27	1,000	1,036
	Minnesota Higher Education Facilities Authority College & University Revenue PUT	5.000%	10/1/29	1,000	1,061
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/24	1,950	1,950
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	6/1/25	665	665
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/25	2,000	2,000
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/26	300	299
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/27	550	551
	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/27	28,320	28,373
[2]	Minnesota Municipal Gas Agency Natural Gas Revenue, 67% of SOFR + 1.000%	4.564%	12/1/52	45,000	44,798
	Minnesota Rural Water Finance Authority Inc. Intergovernmental Agreement Revenue (Public Projects)	4.375%	4/1/25	7,500	7,500
	Northern Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/26	800	818
	Northern Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/27	800	830
	Northern Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/28	650	686
	Rochester MN Health, Hospital, Nursing Home Revenue VRDO	3.640%	5/1/24	13,675	13,675
	Rochester MN Health, Hospital, Nursing Home Revenue VRDO	3.640%	5/1/24	12,700	12,700
	Shakopee Independent School District No. 720 GO	0.000%	2/1/28	3,950	3,417
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	1,785	1,831
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	1,745	1,791
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,495	3,531
[1,4]	St. Paul Minnesota Housing & Redevelopment Authority Local or Guaranteed Housing Revenue TOB VRDO	3.920%	5/1/24	4,700	4,700
	University of Minnesota College & University Revenue	5.000%	1/1/25	1,640	1,642
	University of Minnesota College & University Revenue	5.000%	8/1/28	1,225	1,246
					241,303
Mississippi (0.6%)
	Lowndes County MS Industrial Revenue PUT	2.650%	4/1/27	7,295	7,038
	Mississippi Business Finance Corp. Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.700%	9/1/26	1,625	1,497
	Mississippi Business Finance Corp. Water Revenue	3.200%	9/1/28	1,000	980
	Mississippi Development Bank Special Obligation Revenue	2.000%	9/1/24	2,500	2,472
[1]	Mississippi Development Bank Special Obligation Revenue	5.000%	10/1/24	390	390
	Mississippi Development Bank Special Obligation Revenue	5.000%	8/1/25	1,015	1,030
[1]	Mississippi Development Bank Special Obligation Revenue	5.000%	10/1/25	990	986
	Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/26	1,000	1,024
	Mississippi Development Bank Special Obligation Revenue	5.000%	8/1/26	2,020	2,078
[1]	Mississippi Development Bank Special Obligation Revenue	5.000%	10/1/26	425	426
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/24	1,000	1,004
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/25	1,000	1,015
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/26	1,000	1,029
	Mississippi Home Corp. Local or Guaranteed Housing Revenue PUT	5.000%	5/1/25	5,705	5,727
26

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/25	1,105	1,111
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.125%	8/28/24	30,000	29,936
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/25	18,935	19,045
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	3,720	3,840
[7]	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/26	3,915	4,057
[6]	Sunflower County Consolidated School District GO	5.000%	6/1/27	1,245	1,302
					85,987
Missouri (1.0%)
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	3,030	3,023
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	555	552
	Branson IDA Lease Tax Allocation Revenue	4.000%	11/1/26	750	732
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	600	600
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	425	430
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,150	1,175
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	875	911
	Franklin County MO COP	3.000%	11/1/24	440	436
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	2,500	2,512
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/27	1,500	1,507
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/28	5,500	5,526
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	1,670	1,670
	Kansas City MO Special Obligation Revenue	5.000%	9/1/25	500	509
	Kansas City MO Special Obligation Revenue	5.000%	9/1/26	650	672
	Kansas City Planned Industrial Expansion Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/27	2,445	2,505
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/24	635	635
	Missouri Development Finance Board Intergovernmental Agreement Revenue	5.000%	6/1/26	2,415	2,463
[1]	Missouri Development Finance Board Intergovernmental Agreement Revenue TOB VRDO	3.920%	5/2/24	4,315	4,315
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/24	505	507
[1]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	3.820%	5/2/24	5,255	5,255
[1,6]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	3.880%	5/2/24	2,000	2,000
[1]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	3.920%	5/2/24	8,115	8,115
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	405	405
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	285	286
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	450	452
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,900	1,946
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/25	500	500
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/26	24,795	24,897
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/28	10,120	10,683
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/28	7,820	8,243
[1]	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.920%	5/2/24	5,855	5,855
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	600	600
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Green Bonds)	5.000%	12/1/24	305	307
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Green Bonds)	5.000%	12/1/25	360	368
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Green Bonds)	5.000%	12/1/26	210	218
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Green Bonds)	5.000%	12/1/27	330	348
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Green Bonds)	5.000%	12/1/28	680	727
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/25	2,630	2,644
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/26	3,865	3,908
	Springfield MO Public Multiple Utility Revenue	4.000%	8/1/35	10,000	9,918
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	1,000	1,001
[10]	St. Louis Missouri City IDA Local or Guaranteed Housing Revenue PUT	5.000%	2/1/25	7,571	7,592
[1,8]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/24	2,010	1,991
[1,8]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/25	1,530	1,453
[1,8]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/26	1,190	1,085
[1,8]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/24	1,740	1,724
[1,8]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/25	1,325	1,259
[1,8]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/26	1,030	940
	St. Louis School District (Direct Deposit Program) GO	4.000%	4/1/26	2,550	2,570
	University of Missouri of Curators College & University Revenue	4.000%	11/1/30	3,000	2,924
	University of Missouri of Curators College & University Revenue	4.000%	11/1/33	1,500	1,453
					142,347
Montana (0.1%)
	Forsyth MT Industrial Revenue	3.875%	7/1/28	9,485	9,535
[10]	Montana Board of Housing Local or Guaranteed Housing Revenue (South Forty Apartments Project) PUT	5.000%	5/1/25	2,445	2,457
27

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	655	659
					12,651
Multiple States (3.1%)
[1,2,14]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 0.230%	5.673%	6/15/35	5,590	5,590
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	4.220%	5/1/24	55,315	55,315
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	4.220%	5/1/24	103,700	103,700
	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	4.220%	5/1/24	110,740	110,740
[1]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	3.950%	5/2/24	183,500	183,500
					458,845
Nebraska (0.3%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/26	3,000	3,065
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/28	200	208
	Central Plains Energy Project Natural Gas Revenue PUT	2.500%	8/1/25	955	932
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	175	178
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/25	1,100	1,112
[2]	Douglas County NE College & University Revenue (Creighton University Project), SIFMA Municipal Swap Index Yield + 0.530%	4.300%	7/1/35	3,920	3,866
	Gretna Public Schools GO	5.000%	12/15/27	2,550	2,606
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	7/1/28	4,375	4,659
	Omaha NE GO	6.000%	4/15/25	1,930	1,973
	Omaha NE GO	5.000%	4/15/26	2,165	2,230
	Omaha NE GO	5.000%	4/15/27	1,100	1,156
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/25	1,275	1,288
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/25	2,530	2,556
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/26	1,350	1,388
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/26	1,500	1,542
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/27	2,000	2,095
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/27	3,000	3,143
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/28	1,000	1,069
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/28	1,000	1,069
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/26	1,385	1,394
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/30	1,310	1,319
					38,848
Nevada (0.4%)
	Carson City NV Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	600	606
	Carson City NV Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	605	622
[3]	Clark County Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/31	2,635	2,635
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/29	1,000	1,001
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/33	1,000	1,001
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/25	1,250	1,271
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/25	925	941
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/26	1,350	1,396
[3]	Clark County School District GO	3.000%	6/15/24	350	349
	Clark County School District GO	5.000%	6/15/24	75	75
	Clark County School District GO	5.000%	6/15/24	125	125
	Clark County School District GO	5.000%	6/15/24	350	350
[3]	Clark County School District GO	5.000%	6/15/25	6,940	7,050
	Clark NV Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/26	795	786
	Humboldt County NV Electric Power & Light Revenue	3.550%	10/1/29	3,240	3,230
	Humboldt County NV Electric Power & Light Revenue	3.550%	10/1/29	4,000	3,987
	Humboldt County NV Industrial Revenue (Idaho Power Co. Project)	1.450%	12/1/24	6,300	6,167
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/24	505	506
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/27	600	629
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	2,000	2,058
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	1,350	1,439
[1]	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue TOB VRDO	3.850%	5/2/24	5,500	5,500
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.000%	6/1/24	150	150
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.000%	6/1/26	225	210
	Las Vegas Valley Water District GO	5.000%	6/1/26	1,750	1,808
	Nevada (Capitol Complex Building 1 Project) COP	5.000%	4/1/26	605	606
[10]	Nevada Housing Division Local or Guaranteed Housing Revenue PUT	5.000%	12/1/24	1,385	1,389
	Nevada Housing Division Local or Guaranteed Housing Revenue PUT	5.000%	10/1/25	6,678	6,723
	Nevada System of Higher Education College and University Revenue	4.000%	7/1/32	3,765	3,765
[1]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/24	200	200
[1]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/25	230	231
	Reno Redevelopment Agency Tax Allocation Revenue	5.000%	6/1/27	1,155	1,142
28

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washoe County NV Electric Power & Light Revenue PUT	3.625%	10/1/29	2,000	1,987
					59,935
New Hampshire (0.0%)
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/25	885	902
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	475	471
[1]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.625%	12/15/33	1,500	1,480
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	580	579
[10]	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	0.300%	10/1/24	1,250	1,230
[10]	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	3.800%	7/1/26	1,250	1,246
[10]	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	3.850%	1/1/27	900	896
					6,804
New Jersey (3.9%)
[3]	Atlantic City NJ GO	4.000%	11/1/24	2,402	2,403
[3]	Atlantic City NJ GO	4.000%	11/1/25	2,405	2,391
	Bergen County Improvement Authority Intergovernmental Agreement Revenue	4.500%	5/31/24	25,700	25,708
	Bergen County NJ GO	2.000%	6/1/24	460	459
	Bergen County NJ GO	2.000%	6/1/25	460	448
	Camden County Improvement Authority Local or Guaranteed Housing Revenue PUT	5.000%	3/1/26	2,500	2,541
[3]	Clifton Board of Education GO	2.000%	8/15/27	1,915	1,784
	Clifton NJ BAN GO	5.000%	5/23/24	4,000	4,001
	Cranford Township NJ BAN GO	4.500%	7/19/24	4,850	4,848
	Cranford Township NJ BAN GO	5.000%	8/22/24	3,100	3,106
	Dennis Township NJ BAN GO	4.000%	3/12/25	1,680	1,681
	East Orange NJ GO	5.250%	10/18/24	12,026	12,093
[1]	Essex County Improvement Authority Charter School Aid Revenue	4.000%	7/15/27	400	395
[1]	Essex County Improvement Authority Charter School Aid Revenue	4.000%	7/15/29	430	423
	Fanwood Borough NJ GO	4.250%	2/28/25	3,801	3,810
[3]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/28	1,015	1,047
[3]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/29	1,285	1,329
	Jersey City Municipal Utilities Authority Sewer Revenue (Sewer Project)	5.000%	5/1/25	2,955	2,982
	Jersey City Municipal Utilities Authority Water Revenue	5.000%	5/1/25	1,350	1,362
	Lawrence Township NJ/Mercer County BAN GO	4.500%	9/19/24	3,063	3,066
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/24	1,625	1,626
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/24	160	160
[8]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/24	3,160	3,174
[3]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	3,585	3,592
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	675	676
[9]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/25	2,560	2,587
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/26	4,500	4,501
[12]	New Jersey Economic Development Authority Appropriations Revenue	0.000%	7/1/26	1,250	1,144
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/27	1,740	1,765
[6]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/27	6,120	6,349
[6]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/28	3,280	3,408
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	350	350
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	1,000	1,058
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	5,000	5,291
[2]	New Jersey Economic Development Authority Appropriations Revenue, SIFMA Municipal Swap Index Yield + 1.250%	5.020%	9/1/25	6,625	6,634
[1]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/24	11,400	11,440
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/25	14,850	14,989
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/26	35,820	36,660
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/26	2,500	2,570
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/27	3,000	3,135
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/28	7,750	8,190
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/24	2,000	2,002
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/26	11,500	11,895
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/24	825	829
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/26	1,100	1,138
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/28	1,600	1,709
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/25	500	501
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/28	10,000	10,014
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	1,230	1,243
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	1,110	1,154
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	100	103
[6]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	1,840	1,893
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/25	1,655	1,684
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/25	675	687
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/26	870	899
29

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/27	1,500	1,575
[1]	New Jersey GO TOB VRDO	3.940%	5/2/24	3,750	3,750
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	500	500
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,880	2,884
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,825	1,830
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	5,105	5,114
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	415	415
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	3,240	3,241
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	395	395
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	435	437
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	3,380	3,397
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	455	460
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,530	3,572
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,000	2,025
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,445	1,515
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	480	489
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,680	3,753
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	500	515
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	530	550
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	555	579
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	625	646
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	27,985	28,022
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/25	1,560	1,583
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/27	5,520	5,524
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.650%	5/1/24	2,000	2,000
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/24	3,500	3,409
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.900%	11/1/25	2,500	2,334
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.670%	2/1/26	1,585	1,566
[2]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 1.200%	4.970%	5/1/48	7,185	7,190
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/24	1,020	1,022
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/24	750	751
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	1,750	1,752
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	360	351
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	290	283
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	5,320	5,354
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	500	470
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/26	1,000	1,029
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	865	784
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	8,875	8,048
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	1,280	1,339
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	1,000	875
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	2,500	2,187
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	6,015	6,172
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	1,065	1,093
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	1,470	1,562
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	710	598
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	16,710	17,135
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	3,520	3,610
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	1,550	1,590
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	1,000	1,025
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/32	2,000	2,015
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/24	665	665
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/24	200	200
[1,4,8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue TOB VRDO	3.840%	5/2/24	8,677	8,677
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/24	7,000	7,006
[8,12]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	225	220
[8,12]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/26	1,590	1,445
[6]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/27	1,000	878
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	6,750	6,760
[7]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	4,000	4,157
[7]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	17,500	18,494
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	11,040	11,059
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	18,560	18,592
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	10,250	10,265
	Newark NJ BAN GO	5.000%	9/27/24	1,000	1,001
[3]	Newark NJ GO	5.000%	10/1/25	600	610
	North Brunswick Township NJ BAN GO	4.750%	8/9/24	4,750	4,751
	Ocean Township NJ/Ocean County BAN GO	5.000%	5/30/24	2,813	2,814
30

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Orange Township NJ BAN GO	4.250%	3/20/25	5,385	5,396
	Somerville Borough NJ BAN GO	4.000%	1/28/25	2,197	2,198
	South Orange & Maplewood School District GO	2.000%	11/1/24	840	828
	Southampton Township NJ BAN GO	4.500%	3/19/25	1,198	1,203
	Township of Logan NJ BAN GO	5.000%	10/17/24	17,618	17,695
	Township of Woodbridge NJ BAN GO	5.000%	10/11/24	66,852	67,178
	Winslow Township NJ BAN GO	5.000%	9/12/24	4,426	4,437
	Woodland Park Borough NJ BAN GO	4.500%	5/24/24	5,950	5,951
					581,722
New Mexico (0.5%)
	Farmington NM Electric Power & Light Revenue (San Juan Project) PUT	0.875%	10/1/26	3,070	2,811
	Farmington NM Industrial Revenue	1.800%	4/1/29	4,545	3,960
	Farmington NM Industrial Revenue (Corners Project)	1.800%	4/1/29	10,000	8,714
	Farmington NM Industrial Revenue PUT	1.150%	6/1/24	5,000	4,986
	Farmington NM Industrial Revenue PUT	1.150%	6/1/24	11,500	11,467
	Farmington NM Industrial Revenue PUT	3.900%	6/1/28	7,900	7,805
	New Mexico Finance Authority Intergovernmental Agreement Revenue (Senior Lien Public Project)	5.000%	6/1/25	4,000	4,061
	New Mexico Finance Authority Intergovernmental Agreement Revenue (Senior Lien Public Project)	5.000%	6/1/26	1,000	1,032
	New Mexico Finance Authority Intergovernmental Agreement Revenue (Senior Lien Public Project)	5.000%	6/1/27	1,750	1,842
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	500	500
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	500	504
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	10,090	10,214
[1,4]	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue TOB VRDO	4.120%	5/2/24	6,395	6,395
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/25	300	305
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	13,585	13,729
[1]	Winrock Town Center Tax Increment Development District No. 1 Tax Allocation Revenue	3.750%	5/1/28	1,495	1,454
					79,779
New York (10.2%)
[1]	Abag Nonprofit Corp. Finance Authority Miscellaneous Revenue VRDO	3.980%	5/1/24	2,000	2,000
	Binghamton NY BAN GO	4.000%	4/11/25	29,584	29,557
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/26	1,000	1,025
[3]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,600	1,611
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.500%	7/1/26	705	677
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,590	1,605
	Canandaigua City School District BAN GO	4.500%	6/21/24	13,050	13,053
	Champlain Fire District BAN GO	4.250%	12/16/24	2,245	2,243
	Chemung County NY GO BAN	4.250%	8/29/24	22,500	22,499
	Commack Union NY Free School District GO	5.000%	6/26/24	9,000	9,011
	Cortland NY BAN GO	5.000%	11/8/24	14,433	14,470
[7]	Cutchogue Fire District BAN GO	4.500%	5/7/25	6,250	6,270
	Depew Union Free School District BAN GO	5.000%	11/1/24	13,600	13,666
[1]	Deutsche Bank Spears/Lifers Trust Revenue TOB VRDO	3.980%	5/1/24	38,000	38,000
	Dolgeville Central School District BAN GO	4.500%	6/28/24	3,155	3,155
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/24	330	330
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	502
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,600	1,613
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,150	1,162
	Endicott NY BAN GO	5.250%	4/18/25	1,155	1,165
	Fairport Central School District BAN GO	4.500%	7/18/24	15,000	15,008
	Frankfort NY BAN GO	4.500%	3/19/25	2,750	2,753
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	235	236
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	600	612
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/24	100	100
[7]	Ilion NY BAN GO	4.750%	5/9/25	6,500	6,506
	Ithaca City School District GO BAN	4.500%	7/12/24	23,655	23,669
	Ithaca NY BAN GO	4.000%	2/14/25	4,015	4,010
	Ithaca NY BAN GO	4.500%	2/14/25	11,110	11,129
	Johnson City NY BAN GO	5.250%	9/27/24	1,977	1,983
	Lloyd NY BAN GO	4.500%	2/7/25	1,221	1,224
	Long Island Power Authority Electric Power & Light Revenue	1.000%	9/1/25	20,400	19,404
	Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	46,960	46,450
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	29,950	28,557
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	19,550	18,284
[2]	Long Island Power Authority Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.220%	9/1/38	49,400	49,151
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/24	5,670	5,683
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,120	1,127
[8]	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/24	5,320	5,367
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	5,780	6,006
31

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/26	5,615	5,890
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/27	1,130	991
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	500	529
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	3,950	4,036
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/28	6,760	6,932
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/29	3,275	2,672
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,130	1,154
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	3,000	3,101
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	1,000	1,006
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	5,775	5,809
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	1,775	1,811
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	5,070	5,101
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/24	14,160	14,165
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	17,000	17,028
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	24,905	25,008
[1,3]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	3.890%	5/2/24	20,000	20,000
[1,3]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	3.890%	5/2/24	3,600	3,600
[1,3]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	3.890%	5/2/24	2,700	2,700
[1,3]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	3.890%	5/2/24	2,840	2,840
[1,6]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	3.890%	5/2/24	5,000	5,000
[1]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	4.090%	5/2/24	7,150	7,150
[2,3]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.800%	4.364%	11/1/32	3,000	2,999
[2]	Metropolitan Transportation Authority Transit Revenue, SIFMA Municipal Swap Index Yield + 0.430%	4.200%	11/1/31	9,500	9,465
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/27	2,000	2,051
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/27	2,000	2,051
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,265	1,268
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	450	454
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	750	765
[10]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	11/1/24	1,025	1,000
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.125%	11/1/24	4,630	4,630
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/25	13,240	12,646
[10]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	27,190	25,814
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	7/1/25	4,890	4,638
[10]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.900%	1/1/26	16,550	15,464
[10]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/26	4,500	4,437
[10]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/26	11,705	11,471
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	12/30/27	18,000	17,936
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.800%	1/3/28	2,000	2,002
[10]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.625%	7/1/28	21,165	21,041
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	4.300%	11/1/28	4,845	4,926
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	2,440	2,545
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	1,495	1,518
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/26	1,680	1,684
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	3,195	3,262
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/29	1,765	1,806
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/30	1,000	1,002
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	6,715	6,820
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	6,845	6,857
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue PUT TOB	3.920%	6/20/24	7,335	7,335
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/25	450	457
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/26	1,000	1,032
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/26	1,980	2,043
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/27	1,000	1,053
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/28	1,575	1,689
	New York City Transitional Finance Authority Income Tax Revenue, ETM	5.000%	5/1/26	120	124
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/25	805	754
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/26	1,250	1,124
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/27	800	814
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/28	1,975	1,641
[1]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue TOB VRDO	4.070%	5/2/24	5,200	5,200
	New York NY GO	5.000%	8/1/25	1,500	1,502
	New York NY GO	5.000%	8/1/25	2,000	2,039
	New York NY GO	5.000%	8/1/25	1,875	1,912
	New York NY GO	5.000%	8/1/25	5,480	5,587
	New York NY GO	5.000%	3/1/26	2,250	2,252
	New York NY GO	5.000%	8/1/26	1,345	1,381
	New York NY GO	5.000%	8/1/26	3,150	3,259
	New York NY GO	5.000%	8/1/26	2,145	2,219
	New York NY GO	5.000%	8/1/27	1,250	1,317
32

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York NY GO	5.000%	8/1/27	1,300	1,370
	New York NY GO	5.000%	8/1/28	1,900	1,949
	New York NY GO	5.000%	8/1/28	1,285	1,288
	New York NY GO	5.000%	11/1/28	1,265	1,364
	New York NY GO	5.000%	8/1/29	970	972
	New York NY GO	5.000%	8/1/30	1,555	1,592
	New York NY GO	5.000%	8/1/30	5,000	5,045
	New York NY GO	5.000%	8/1/30	1,000	1,009
	New York NY GO	5.000%	8/1/31	3,235	3,242
	New York NY GO VRDO	3.750%	5/2/24	200	200
[3]	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/27	1,215	1,295
[3]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/26	1,840	1,921
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/25	250	253
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	100	103
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	100	104
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	1,125	1,181
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	100	106
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	100	100
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	1,300	1,298
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,000	1,012
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	1,000	1,009
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/30	1,230	1,244
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,480	3,487
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/24	500	500
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/26	6,130	6,218
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	1.800%	11/1/28	13,000	11,927
[1,3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.920%	5/2/24	11,800	11,800
[1]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.920%	5/2/24	3,695	3,695
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	1,000	1,031
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	1,010	1,036
[6]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	3,575	3,717
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/27	1,000	1,004
[6]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/29	1,975	2,011
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	2,545	2,548
	New York State Energy Research & Development Authority Electric Power & Light Revenue	3.500%	10/1/29	1,000	974
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.750%	5/1/24	1,295	1,295
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.550%	11/1/24	8,160	8,008
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.700%	11/1/24	4,000	3,894
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.850%	11/1/24	890	867
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.600%	11/1/24	3,845	3,790
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	5/1/25	3,250	3,122
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.950%	5/1/25	4,825	4,608
[10]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	9,175	8,606
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.100%	5/1/26	1,830	1,684
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/25	6,190	5,799
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/25	1,710	1,602
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.700%	11/1/25	4,900	4,596
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.000%	11/1/26	2,770	2,519
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.000%	11/1/26	3,750	3,410
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.100%	5/1/27	21,535	19,307
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	14,945	14,198
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	10,205	9,695
[10]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	5/1/27	2,405	2,378
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/27	3,045	3,021
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/27	5,600	5,555
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/27	2,000	1,995
[10]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.850%	5/1/27	28,000	27,973
[10]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	56,120	54,466
[10]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	7,285	7,147
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.350%	5/1/28	7,510	7,350
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.875%	5/1/28	1,035	1,037
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.650%	11/1/28	3,045	3,035
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.500%	11/1/28	55,000	55,623
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	5/1/29	4,000	3,904
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/29	8,250	8,238
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	11/1/29	22,000	21,460
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.750%	11/1/29	1,130	1,127
33

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	New York State Housing Finance agency Local or Guaranteed Housing Revenue TOB VRDO	4.120%	5/2/24	22,500	22,500
[1]	New York State Housing Finance Agency Revenue TOB VRDO	4.150%	5/1/24	9,134	9,134
	New York State Thruway Authority Highway Revenue	5.000%	1/1/26	750	750
	New York State Thruway Authority Highway Revenue	5.000%	1/1/28	1,500	1,513
	New York State Thruway Authority Highway Revenue	5.000%	1/1/30	1,135	1,144
[1]	New York State Thruway Authority Highway Revenue TOB VRDO	3.920%	5/2/24	2,925	2,925
	New York State Urban Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/25	15,000	15,193
	New York State Urban Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/26	15,000	15,466
	New York State Urban Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/27	17,000	17,901
[1]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	4.220%	5/1/24	24,700	24,700
	Ogdensburg NY BAN GO	4.500%	3/7/25	1,557	1,558
	Oswego City School District BAN GO	4.750%	7/19/24	1,585	1,586
	Patchogue-Medford Union Free School District GO	4.500%	6/24/24	46,000	46,015
	Plattsburgh NY BAN GO	4.750%	11/15/24	18,775	18,827
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/25	21,160	21,697
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/26	10,430	10,906
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/27	6,895	7,355
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/24	630	631
	Schenectady NY BAN GO	4.750%	5/3/24	9,520	9,520
	St. Lawrence County Industrial Development Agency College and University Revenue (Clarkson University Project)	5.000%	9/1/29	100	103
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,000	1,012
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	1,000	1,026
[2]	Triborough Bridge & Tunnel Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.250%	4.020%	1/1/33	13,425	13,379
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/25	3,930	4,026
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	6,760	7,170
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/24	23,990	23,972
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/26	8,165	7,780
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	5.000%	5/15/26	18,885	19,311
[1]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB VRDO	3.820%	5/2/24	8,387	8,387
[2]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue, 67% of SOFR + 1.050%	4.614%	4/1/26	5,850	5,861
	Triborough Bridge & Tunnel Authority Sales Tax Revenue BAN GO	4.250%	6/27/24	1,850	1,849
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/24	1,500	1,502
	Troy Enlarged City School District BAN GO	5.000%	6/7/24	6,795	6,801
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/24	60	60
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/27	500	520
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/28	2,000	2,082
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/31	3,980	4,133
	Utica NY BAN GO	4.500%	1/24/25	10,000	10,037
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/26	2,150	2,153
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/26	2,565	2,588
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/27	1,230	1,251
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/27	650	667
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/28	3,000	3,109
	Vails Gate Fire District BAN GO	4.000%	3/28/25	5,500	5,486
	Webster Central NY School District BAN GO	4.500%	6/27/24	18,750	18,756
[3]	Yonkers NY GO	5.000%	2/15/26	350	360
[3]	Yonkers NY GO	5.000%	2/15/27	350	367
[3]	Yonkers NY GO	5.000%	2/15/28	400	428
					1,525,093
North Carolina (1.2%)
	Asheville Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	11/1/25	1,475	1,490
	Charlotte NC COP	5.000%	6/1/24	500	500
	Charlotte NC COP	5.000%	6/1/25	800	813
	Charlotte NC COP	5.000%	6/1/26	800	828
	Charlotte NC COP	5.000%	6/1/27	1,000	1,056
	Charlotte NC COP	5.000%	6/1/28	675	727
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/30	1,875	1,908
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/2/24	3,490	3,514
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	0.800%	10/31/25	4,500	4,307
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	3.450%	10/31/25	5,455	5,429
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	3.625%	6/15/27	3,680	3,637
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/28	5,550	5,936
	Columbus County Industrial Facilities & Pollution Control Financing Authority Industrial Revenue PUT	2.000%	10/1/24	825	817
	Columbus County Industrial Facilities & Pollution Control Financing Authority Industrial Revenue PUT	2.000%	10/1/24	850	842
	Durham NC Intergovernmental Agreement Revenue	5.000%	10/1/26	1,845	1,922
	Durham NC Intergovernmental Agreement Revenue	5.000%	10/1/27	2,020	2,147
	Durham NC Intergovernmental Agreement Revenue	5.000%	10/1/28	2,125	2,304
[10]	Inlivian Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	9,380	9,470
34

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Inlivian Local or Guaranteed Housing Revenue PUT	5.000%	10/1/26	8,159	8,293
	Inlivian Local or Guaranteed Housing Revenue PUT	4.750%	3/1/27	9,714	9,869
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	2,680	2,823
	North Carolina Appropriations Revenue	5.000%	5/1/26	11,250	11,260
	North Carolina Capital Facilities Finance Agency College & University Revenue	4.000%	5/1/24	145	145
	North Carolina Capital Facilities Finance Agency College and University Revenue	5.000%	6/1/28	900	918
	North Carolina Capital Facilities Finance Agency Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.800%	7/1/34	10,000	10,000
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/28	7,150	7,236
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	1.800%	7/1/26	1,095	1,024
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	4/1/28	1,915	2,006
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	230	230
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	3/1/25	135	134
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	210	211
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	2.300%	9/1/25	495	481
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/25	735	730
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	850	851
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	120	121
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	215	216
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/26	3,855	3,934
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	2.550%	6/1/26	13,800	13,434
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/28	5,000	5,120
	Raleigh Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/26	4,880	4,946
	Raleigh NC Combined Enterprise System Water Revenue	5.000%	9/1/25	450	460
	Raleigh NC Combined Enterprise System Water Revenue	5.000%	9/1/26	680	707
	Raleigh NC Combined Enterprise System Water Revenue	5.000%	9/1/27	410	435
	Salisbury NC Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	2,305	2,340
[2]	University of North Carolina at Chapel Hill College & University Revenue, 67% of SOFR + 0.650%	4.214%	12/1/41	32,100	32,120
[2]	University of North Carolina at Chapel Hill College & University Revenue, 67% of SOFR + 0.650%	4.214%	12/1/41	6,550	6,554
	Wake County Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/27	6,677	6,851
	Wake County NC GO	5.000%	3/1/25	5,000	5,061
					186,157
North Dakota (0.1%)
	Cass County Joint Water Resource District Intergovernmental Agreement Revenue	3.450%	4/1/27	11,140	11,120
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	125	125
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	160	160
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	415	417
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	200	206
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	250	261
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	250	265
[2]	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program), SIFMA Municipal Swap Index Yield + 0.200%	3.970%	1/1/43	3,110	3,108
	North Dakota Public Finance Authority Intergovernmental Agreement Revenue (Capital Financing Program)	4.000%	6/1/32	1,450	1,450
	West Fargo ND GO	4.000%	5/1/24	465	465
					17,577
Ohio (2.7%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	325	327
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	505	511
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	250	254
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	570	582
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,725	1,790
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,825	1,928
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue VRDO	4.000%	5/1/24	88,370	88,370
	Allen County OH Hospital Facilities Revenue Health, Hospital, Nursing Home Revenue PUT	5.000%	8/3/27	20,000	20,811
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/28	6,055	6,401
	American Municipal Power Inc. Electric Power & Light Revenue PUT	1.000%	8/15/24	7,900	7,817
	Bedford City School District BAN GO	5.000%	7/10/24	6,575	6,573
	Blue Ash OH BAN GO	4.000%	3/26/25	3,990	3,988
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,225	1,269
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	6,000	6,465
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,000	999
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	1,000	1,090
	Centerville OH BAN GO	4.250%	4/9/25	1,200	1,202
	Cincinnati OH Water System Water Revenue	5.000%	12/1/25	1,020	1,046
[3]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/27	590	594
	Cleveland OH GO	2.000%	12/1/24	350	344
	Cleveland OH GO	2.000%	12/1/26	500	475
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Project)	5.000%	8/1/27	1,000	1,002
35

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,4]	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue TOB VRDO	3.840%	5/2/24	3,750	3,750
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	1.000%	8/1/25	240	231
	Columbus OH GO	5.000%	8/15/24	3,500	3,512
	Columbus OH GO	4.000%	2/15/29	1,075	1,075
	Columbus OH Sewerage Sewer Revenue	5.000%	6/1/30	2,370	2,441
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue (Dering Family Homes Project) PUT	5.000%	2/1/27	1,000	1,019
[1]	Columbus-Franklin County Finance Authority Tax Allocation Revenue (Easton Project)	5.000%	6/1/28	1,000	991
[1]	Cuyahoga County OH COP TOB VRDO	3.870%	5/7/24	4,155	4,155
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	1,900	1,934
[10]	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	4.000%	6/1/25	2,195	2,184
[10]	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	4.750%	12/1/25	1,090	1,095
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/25	250	250
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/26	625	625
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/26	3,045	3,064
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	475	474
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	500	498
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	2,000	2,027
[7]	Franklin County OH Health, Hospital, Nursing Home Revenue PUT	3.700%	8/1/24	20,495	20,495
	Greater Cleveland Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	12/1/25	1,100	1,125
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	325	325
	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	3.760%	5/2/24	37,900	37,900
[1,4]	Hamilton County OH Hospital Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	3.820%	5/2/24	11,395	11,395
	Lake County OH Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/24	100	100
	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	7,685	7,740
	Lorain County OH BAN GO	4.125%	5/2/24	2,225	2,225
	Lorain County OH BAN GO	5.000%	12/7/24	1,030	1,035
[7]	Lorain County OH BAN GO	4.375%	5/1/25	1,500	1,504
	Miamisburg City School District GO, Prere.	4.000%	12/1/25	1,105	1,115
	Miamisburg City School District GO, Prere.	4.000%	12/1/25	1,350	1,362
	Miamisburg City School District GO, Prere.	4.000%	12/1/25	1,000	1,009
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/24	150	150
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/25	365	365
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/25	340	340
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	295	302
[6]	Midview Local School District COP	4.000%	11/1/24	1,205	1,204
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	115	115
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	3,050	3,057
	North Ridgeville City School District BAN GO	4.625%	9/19/24	2,860	2,861
[6]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/26	250	257
	Ohio Air Quality Development Authority Electric Power & Light Revenue	3.375%	8/1/29	600	564
	Ohio Air Quality Development Authority Electric Power & Light Revenue	3.250%	9/1/29	3,245	3,065
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Duke Energy Corp. Project) PUT	4.000%	6/1/27	11,650	11,615
	Ohio Air Quality Development Authority Electric Power & Light Revenue PUT	4.000%	6/1/27	10,500	10,364
	Ohio GO	5.000%	5/1/24	625	625
	Ohio GO	5.000%	5/1/25	1,000	1,015
	Ohio GO	5.000%	5/1/26	1,340	1,384
	Ohio GO	5.000%	5/1/26	1,250	1,291
	Ohio GO	5.000%	5/1/27	1,000	1,053
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	280	283
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/28	1,040	1,063
	Ohio Health, Hospital, Nursing Home Revenue PUT	5.000%	1/15/25	7,860	7,906
	Ohio Health, Hospital, Nursing Home Revenue VRDO	4.050%	5/1/24	20,800	20,800
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/26	950	973
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/27	500	518
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/28	520	548
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/25	225	227
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	5.000%	12/1/26	100	102
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	5.000%	12/1/27	425	438
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2020 Program)	5.000%	5/1/24	490	490
	Ohio Higher Educational Facility Commission College & University Revenue PUT	1.625%	12/1/26	1,465	1,356
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	5.000%	10/1/27	250	258
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	5.000%	10/1/28	370	386
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	750	749
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	170	169
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	750	744
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	645	639
36

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	6/1/24	20,500	20,503
	Ohio Lease Special Obligation Revenue	5.000%	4/1/29	1,085	1,133
	Ohio State University College & University Revenue VRDO	3.600%	5/1/24	23,400	23,400
	Ohio Water Development Authority Intergovernmental Agreement Revenue	5.000%	12/1/28	5,300	5,760
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/25	1,915	1,964
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/30	1,420	1,493
[3]	Toledo OH GO	5.000%	12/1/27	1,000	1,055
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	350	350
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	200	203
					403,630
Oklahoma (0.4%)
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/28	1,175	1,218
	Lincoln County Educational Facilities Authority Lease (Appropriation) Revenue (Stroud Public Schools Project)	5.000%	9/1/29	1,000	1,023
	Muskogee Industrial Trust Lease (Appropriation) Revenue (Muskogee Public Schools Project)	5.000%	9/1/26	1,800	1,837
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	2,100	2,105
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	2,000	2,005
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	2,025	2,028
	Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/25	1,190	1,192
	Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/26	12,780	12,800
	Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/27	3,280	3,285
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	5.000%	7/1/24	520	521
	Oklahoma City Public Property Authority Hotel Occupancy Tax Revenue	5.000%	10/1/28	1,265	1,292
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	1,225	1,226
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	1,985	2,003
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	910	917
[1,4]	Oklahoma Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.920%	5/1/24	14,700	14,700
	Tulsa County Independent School District No. 4 Bixby GO	4.000%	6/1/25	10,500	10,514
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/26	845	846
	Tulsa County Industrial Authority Lease (Appropriation) Revenue	4.000%	9/1/30	1,210	1,245
	University of Oklahoma College & University Revenue	4.000%	7/1/24	215	215
	University of Oklahoma College & University Revenue	3.400%	7/1/28	1,000	981
					61,953
Oregon (0.3%)
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	170	171
	Lane & Douglas Counties School District No. 28J Fern Ridge GO, Prere.	5.000%	6/15/26	2,115	2,188
	Lane & Douglas Counties School District No. 28J Fern Ridge GO, Prere.	5.000%	6/15/26	2,000	2,070
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/25	550	557
[1]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.890%	5/2/24	4,000	4,000
	Multnomah County OR Hospital Facilities Authority Health, Hospital, Nursing Home Revenue, PUT	5.000%	3/1/25	7,150	7,161
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/26	570	588
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/24	910	911
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Anna Mann Apartments Project) PUT	1.000%	12/1/24	3,030	2,962
	Oregon State Business Development Commission Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/28	9,950	9,996
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	675	677
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/32	1,230	1,258
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/27	250	250
[1]	Oregon State Health & Science University Health, Hospital, Nursing Home Revenue TOB VRDO	3.890%	5/7/24	5,340	5,340
	Oregon State Lottery Revenue	5.000%	4/1/26	2,070	2,075
	Oregon State Lottery Revenue	5.000%	4/1/26	1,100	1,103
	Port of Morrow OR GO	4.000%	6/1/24	160	160
	Port of Morrow OR GO	4.000%	6/1/25	165	165
	Port of Morrow OR GO	4.000%	6/1/26	170	171
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/24	220	220
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/25	130	130
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/26	135	136
	Salem-Keizer School District No. 24J GO	0.000%	6/15/27	1,000	894
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	90	90
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	225	226
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	100	101
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	150	153
					43,753
Pennsylvania (3.1%)
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/24	300	300
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/25	485	485
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/26	420	414
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	165	166
37

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	7,535	7,910
[2]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.420%	4.190%	11/15/24	1,000	998
[2]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.480%	4.250%	11/15/25	5,190	5,161
[2]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.580%	4.350%	11/15/26	2,000	1,984
[2]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.470%	11/15/47	91,585	91,119
	Allegheny County IDA Industrial Revenue	4.875%	11/1/24	4,520	4,530
	Allegheny County PA GO	5.000%	12/1/31	1,000	1,006
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/24	610	610
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/25	870	874
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/26	950	966
	Bensalem Township School District GO	3.000%	6/1/24	605	604
[2]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.350%	3.914%	1/1/30	1,480	1,459
[2]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.350%	3.914%	7/1/31	1,695	1,671
[2]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.350%	3.914%	1/1/32	1,465	1,444
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/24	500	500
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/25	500	502
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/26	520	524
[6]	Bristol Township School District GO	5.000%	6/1/24	375	375
[6]	Bristol Township School District GO	5.000%	6/1/26	570	587
	Bucks County IDA Charter School Aid Revenue (Charter School Lane Project)	5.000%	3/15/26	760	758
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/24	430	429
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/25	445	444
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/26	470	470
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/27	580	582
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/25	200	197
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/26	250	236
[1]	Bucks County Water and Sewer Authority Special Assessment Revenue TOB VRDO	3.890%	5/2/24	2,800	2,800
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	570	570
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	345	339
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	180	171
	Chester County Health and Education Facilities Authority Miscellaneous Revenue	5.000%	11/1/24	655	655
	Chester County IDA Charter School Aid Revenue	5.000%	3/1/27	1,350	1,363
	Chester County IDA Charter School Aid Revenue	5.000%	10/15/27	1,000	1,002
[1]	Chester County IDA Special Assessment Revenue (Woodlands at Graystone Project)	4.375%	3/1/28	180	176
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	410	410
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,200	1,268
	Commonwealth of Pennsylvania GO	5.000%	3/15/29	1,255	1,265
[6]	Connellsville Area School District GO	4.000%	8/15/24	755	754
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/28	1,000	1,022
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/29	1,420	1,450
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/30	1,000	1,021
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/25	1,215	1,224
[1]	Dauphin County General Authority College & University Revenue	4.250%	10/15/26	1,625	1,533
	Delaware County Authority College & University Revenue	5.000%	10/1/24	250	250
	Delaware County Authority College & University Revenue	5.000%	10/1/25	265	265
	Delaware River Port Authority Miscellaneous Revenue (Port District Project)	5.000%	1/1/25	2,250	2,268
	Delaware River Port Authority Miscellaneous Revenue (Port District Project)	5.000%	1/1/26	2,405	2,464
	Delaware River Port Authority Miscellaneous Revenue (Port District Project)	5.000%	1/1/27	2,000	2,086
[2]	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue, 67% of 1M USD LIBOR + 0.880%	4.526%	9/1/48	15,000	14,997
[2]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.490%	4.054%	3/1/57	3,000	2,943
[2]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue, SIFMA Municipal Swap Index Yield + 0.400%	4.170%	3/1/57	13,435	13,265
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	130	130
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	315	315
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	355	358
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	120	122
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	610	621
	East Hempfield Township IDA College & University Revenue, Prere.	5.000%	7/1/24	875	876
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/27	8,380	8,627
[1]	Jefferson County Hospital Authority PA Health, Hospital, Nursing Home Revenue BAN	4.500%	1/15/27	3,136	3,132
[6]	Lackawanna County PA GO	5.000%	9/1/24	1,000	1,002
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	3.500%	3/1/25	240	236
[3]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/26	315	325
[3]	Lancaster School District GO	5.000%	6/1/24	250	250
	Latrobe IDA College & University Revenue	5.000%	3/1/25	250	250
38

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lehigh County Authority Water Revenue	0.000%	12/1/24	1,680	1,639
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/24	380	379
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/25	260	257
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/26	355	350
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,135	1,136
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,000	2,021
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,075	1,113
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,000	2,099
[3]	Luzerne County PA GO	5.000%	11/15/29	4,595	4,651
	Manheim Central School District GO	1.000%	5/1/24	75	75
	Manheim Central School District GO	1.000%	5/1/25	140	134
	Manheim Central School District GO	1.000%	5/1/26	60	55
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	260	260
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	435	447
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	625	625
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	560	561
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	1,165	1,159
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	950	957
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	310	316
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	475	490
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,590	1,674
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/24	1,025	1,027
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/26	1,300	1,330
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/27	1,500	1,554
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	580	574
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	140	141
	Montgomery County PA IDA Industrial Revenue PUT	4.100%	4/3/28	10,270	10,471
[3]	Montour School District GO, Prere.	5.000%	10/1/25	3,170	3,234
[2]	North Penn Water Authority Water Revenue, SIFMA Municipal Swap Index Yield + 0.560%	4.330%	11/1/24	635	635
[6]	Northeastern School District/York County GO	1.000%	9/1/24	100	99
[3]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.000%	1/1/25	2,520	2,531
[3]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.000%	1/1/26	1,900	1,929
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	265	265
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	260	260
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	235	237
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	235	241
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	1,120	1,150
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	320	329
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	325	334
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/28	300	318
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/28	485	514
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,225	1,227
[2]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.420%	4.190%	11/15/24	1,000	998
[2]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.480%	4.250%	11/15/25	1,750	1,740
[2]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.580%	4.350%	11/15/26	1,820	1,802
[2]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.470%	11/15/47	28,915	28,768
[3]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	5.000%	1/1/32	1,270	1,391
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/24	175	175
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/24	1,425	1,425
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/24	345	345
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/27	310	316
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/27	1,325	1,332
[7]	Pennsylvania Higher Educational Facilities Authority College & University Revenue (AICUP Financing Program) PUT	4.500%	5/1/26	3,240	3,240
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, ETM	5.000%	6/15/24	5	5
	Pennsylvania Higher Educational Facilities Authority College and University Revenue	5.000%	5/1/30	500	513
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/24	325	326
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/24	135	135
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/25	105	106
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/25	2,530	2,554
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	200	203
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	320	325
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	110	112
39

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	2,390	2,429
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	190	194
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	125	128
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	1,120	1,146
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	250	258
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	150	155
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/27	215	224
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/27	110	115
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	11/1/25	1,000	1,010
	Pennsylvania Turnpike Commission Highway Revenue	2.000%	12/1/24	1,550	1,526
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/24	970	971
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	100	102
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	875	888
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/31	585	613
[2]	Pennsylvania Turnpike Commission Transit Revenue, SIFMA Municipal Swap Index Yield + 0.850%	3.770%	7/15/41	76,500	76,527
	Pequea Valley School District GO	3.000%	5/15/24	120	120
[1,3]	Philadelphia City PA Water & Wastewater Water Revenue TOB VRDO	3.890%	5/2/24	11,250	11,250
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/26	3,345	3,384
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/27	1,310	1,326
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/29	1,000	1,028
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/30	1,700	1,721
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,490	1,490
[1]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/24	120	120
[1]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/25	130	130
[1]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/26	140	141
	Philadelphia IDA College & University Revenue	5.000%	11/1/26	850	870
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/24	400	401
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/25	555	559
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/26	390	397
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/27	305	314
[3]	Philadelphia IDA Intergovernmental Agreement Revenue	5.000%	12/1/26	1,550	1,613
	Philadelphia IDA Lease (Appropriation) Revenue	5.000%	12/1/28	1,750	1,786
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/24	870	871
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/29	4,625	4,883
	Philadelphia School District GO	5.000%	9/1/24	315	316
	Philadelphia School District GO	5.000%	9/1/24	1,185	1,189
	Philadelphia School District GO	5.000%	9/1/24	1,000	1,003
	Philadelphia School District GO	5.000%	9/1/24	85	85
	Philadelphia School District GO	5.000%	9/1/25	1,000	1,016
	Philadelphia School District GO	5.000%	9/1/27	2,285	2,347
	Philadelphia School District GO	5.000%	9/1/28	2,252	2,305
[1,2,3]	Pittsburgh Water & Sewer Authority Water Revenue, 70% of SOFR + 0.800%	4.524%	9/1/40	19,500	18,967
	School District of Philadelphia GO	5.000%	9/1/25	1,070	1,087
	School District of Philadelphia GO	5.000%	9/1/25	2,705	2,747
	School District of Philadelphia GO	5.000%	9/1/26	1,120	1,153
	School District of Philadelphia GO	5.000%	9/1/26	1,645	1,693
	School District of Philadelphia GO	5.000%	9/1/27	115	120
	School District of Philadelphia GO	5.000%	9/1/27	1,180	1,232
	School District of Philadelphia GO	5.000%	9/1/27	1,340	1,399
	School District of Philadelphia GO	5.000%	9/1/28	1,240	1,313
	School District of Philadelphia GO	5.000%	9/1/28	1,000	1,059
[3]	Scranton PA GO	5.000%	11/15/25	400	407
[3]	Scranton PA GO	5.000%	11/15/27	385	403
[3]	Scranton PA GO	5.000%	11/15/28	770	815
[3]	Scranton PA GO	5.000%	11/15/29	625	669
	Scranton PA School District GO	5.000%	12/1/25	1,000	1,016
	Scranton PA School District GO	5.000%	12/1/27	1,400	1,462
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/24	605	607
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/25	360	366
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/24	110	110
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/25	170	171
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/26	160	163
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/24	575	575
[6]	State Public School Building Authority College & University Revenue	5.000%	10/1/24	300	301
[6]	State Public School Building Authority College & University Revenue	5.000%	10/1/25	300	305
[6]	State Public School Building Authority College & University Revenue	5.000%	10/1/26	325	336
[6]	State Public School Building Authority College & University Revenue	5.000%	10/1/27	375	394
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/25	930	942
	Susquehanna Township School District GO	4.000%	5/15/24	530	530
40

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/28	500	483
	Westmoreland County PA GO	5.000%	8/15/28	1,000	1,065
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/25	625	620
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/24	645	644
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/25	405	402
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/25	130	132
[6]	Wilkes-Barre PA Area School District GO	5.000%	8/1/27	1,240	1,284
	York County PA IDA Industrial Revenue PUT	4.100%	4/3/28	3,375	3,385
					469,027
Puerto Rico (1.9%)
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	14,547	14,438
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	105,088	105,796
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	78,430	81,515
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	22,586	24,338
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/24	2,250	2,254
	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	6.125%	7/1/24	766	769
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	7,395	7,488
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	1,705	1,726
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	535	542
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	1,570	1,590
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/28	4,095	4,265
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	2,415	2,533
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	3,660	3,840
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	13,090	13,835
[9]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/24	465	465
[9]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/24	2,145	2,145
	Puerto Rico Housing Finance Authority Local or Guaranteed Housing Revenue (Mirador Las Casas Project) PUT	5.000%	3/1/26	1,415	1,445
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	17,188	17,079
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	3,946	3,494
					289,557
Rhode Island (0.1%)
[3]	Providence Public Building Authority Lease (Appropriation) Revenue	4.000%	9/15/24	500	499
[3]	Providence Public Building Authority Lease (Appropriation) Revenue	5.000%	9/15/25	500	506
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/24	470	470
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/29	5,170	5,323
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	10	10
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,925	1,959
[10]	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue PUT	4.000%	10/1/26	4,025	4,025
					12,792
South Carolina (1.0%)
	Aiken County SC Consolidated School District GO	5.000%	4/1/25	1,605	1,627
	Aiken County SC Consolidated School District GO	5.000%	4/1/26	1,080	1,115
	Aiken County SC Consolidated School District GO	5.000%	4/1/27	3,185	3,348
	Aiken County SC Consolidated School District GO	5.000%	4/1/28	2,975	3,191
	Columbia SC Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/26	6,055	6,142
	Florence County SC Health, Hospital, Nursing Home Revenue (McLeod Regional Medical Center Project)	5.000%	11/1/25	945	950
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/25	7,720	7,904
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/26	18,560	19,378
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/27	11,105	11,810
[10]	Greenville SC Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	10/1/25	12,682	12,794
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	2,080	2,087
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/27	1,055	1,090
	SCAGO Educational Facilities Corp. for Pickens School District Intergovernmental Agreement Revenue	5.000%	12/1/26	2,250	2,281
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	2,195	2,195
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,500	1,512
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	30,435	30,830
[1]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.920%	5/2/24	4,000	4,000
[1]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/26	3,000	3,104
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/24	435	437
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/24	1,950	1,960
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/24	190	191
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/24	20	20
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/25	250	255
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/25	400	407
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	300	309
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	475	489
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/27	500	523
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/28	500	530
41

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/28	600	637
[1,6]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	3.890%	5/2/24	3,820	3,820
[1,6]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	3.890%	5/2/24	4,500	4,500
[1,3]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	3.890%	5/2/24	12,000	12,000
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/24	50	50
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/26	1,500	1,501
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/28	1,500	1,503
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/32	4,100	4,108
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/27	540	552
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/28	1,160	1,173
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/29	1,020	1,044
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	12/1/26	3,065	3,126
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	580	584
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	285	291
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	195	203
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	1,000	1,057
					156,628
South Dakota (0.0%)
	South Dakota Health & Educational Facilities Authority Appropriations Revenue (Vocational Education Program)	5.000%	8/1/27	725	737
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	150	150
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	485	491
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	5	5
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	280	286
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,025	1,031
					2,700
Tennessee (2.8%)
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	565	567
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	500	501
	Hamilton County TN GO	5.000%	12/1/26	1,200	1,255
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	1,455	1,467
	Johnson City Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,765	1,766
	Johnson City Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,745	1,759
	Johnson City Health & Educational Facilities Board Local or Guaranteed Housing Revenue (Tyler Apartment Project) PUT	5.000%	8/1/25	5,431	5,467
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,000	1,005
	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	17,362	17,574
	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	11,721	11,864
[10]	Knoxville's Community Development Corp. Local or Guaranteed Housing Revenue (Bluegrass Apartments Project) PUT	5.000%	4/1/27	4,353	4,475
[10]	Memphis City Health Educational and Housing Facility Board Local or Guaranteed Housing Revenue PUT	5.000%	7/1/26	8,525	8,633
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/26	350	359
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/24	170	169
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/25	170	168
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	12,930	13,712
[10]	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (BEN Allen Ridge Apartments Project) PUT	3.850%	2/1/26	1,515	1,508
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (North View Project) PUT	3.850%	2/1/25	6,875	6,825
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (Park Point Project) PUT	3.500%	2/1/28	5,000	4,887
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	20,781	20,953
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	5.000%	2/1/27	14,940	15,226
[1,3]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue TOB	3.920%	7/1/31	9,100	9,100
[1,3]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue TOB VRDO	3.920%	5/2/24	3,665	3,665
[1,4]	Metropolitan Government of Nashville & Davidson County TN Health, Hospital, Nursing Home Revenue TOB VRDO	3.840%	5/2/24	6,310	6,310
	Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue	3.900%	5/24/24	24,000	23,997
	Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue	3.950%	6/7/24	49,000	48,992
	Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue	3.950%	6/12/24	20,000	19,996
	Montgomery County TN GO	4.000%	4/1/25	500	500
	Rutherford County TN GO	5.000%	4/1/25	1,000	1,013
	Tennergy Corp. Natural Gas Revenue	5.250%	12/1/24	575	576
42

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tennergy Corp. Natural Gas Revenue	5.250%	12/1/25	600	604
	Tennergy Corp. Natural Gas Revenue	5.250%	12/1/26	750	759
	Tennergy Corp. Natural Gas Revenue	5.500%	12/1/27	975	1,002
	Tennergy Corp. Natural Gas Revenue	5.500%	12/1/28	1,100	1,138
	Tennergy Corp. Natural Gas Revenue PUT	5.000%	10/1/24	59,075	59,313
	Tennergy Corp. Natural Gas Revenue PUT	4.000%	9/1/28	4,580	4,542
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/24	10,995	11,023
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/24	125	125
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/25	14,320	14,300
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/25	250	253
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/25	2,205	2,235
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/26	4,050	4,112
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/26	200	204
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	5,300	5,357
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/28	5,950	6,130
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	74,540	74,527
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.000%	7/1/24	500	501
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.000%	7/1/25	225	228
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.000%	7/1/26	255	262
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.000%	7/1/27	250	261
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.000%	7/1/28	200	211
	Williamson County Industrial Development Board Local or Guaranteed Housing Revenue PUT	5.000%	5/1/27	2,035	2,082
					423,458
Texas (11.7%)
	Alamito Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	8/1/26	11,962	12,138
[15]	Alamo Heights Independent School District GO	4.000%	2/1/26	3,640	3,681
[15]	Aldine Independent School District GO	5.000%	2/15/25	1,000	1,010
[15]	Aldine Independent School District GO	5.000%	2/15/26	1,000	1,028
[15]	Aldine Independent School District GO	5.000%	2/15/29	1,525	1,597
[15]	Aldine Independent School District GO	4.000%	2/15/30	1,175	1,185
[15]	Aldine Independent School District GO	4.000%	2/15/31	12,120	12,124
[15]	Aledo Independent School District GO	5.000%	2/15/25	750	758
[15]	Alvarado TX Independent School District GO PUT	2.750%	8/15/25	3,800	3,736
	Amarillo TX Waterworks & Sewer System Water Revenue	3.000%	4/1/27	1,000	954
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/24	585	585
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/26	390	393
[1]	Arlington Higher Education Finance Corp. Charter School Aid Revenue PUT	4.500%	6/15/26	1,000	998
[1]	Arlington Higher Education Finance Corp. Charter School Aid Revenue PUT	4.875%	6/15/26	1,250	1,257
[15]	Arlington TX Independent School District GO	5.000%	2/15/26	2,200	2,261
	Austin Community College District GO	5.000%	8/1/25	3,000	3,054
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/25	325	324
	Austin TX GO	5.000%	9/1/26	1,160	1,206
	Austin TX GO	5.000%	9/1/27	1,000	1,037
	Austin TX GO, ETM	5.000%	9/1/24	15	15
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/25	1,000	1,021
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/26	1,375	1,433
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/28	1,430	1,431
	Austin TX Water & Wastewater System Water Revenue	5.000%	5/15/30	1,000	1,021
[6]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/24	250	250
[6]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/25	350	356
[6]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/26	300	310
[6]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/27	425	447
[15]	Belton Independent School District GO	5.000%	2/15/26	1,500	1,542
	Bexar County Hospital District GO	5.000%	2/15/25	600	606
	Bexar County Hospital District GO	5.000%	2/15/26	625	641
	Bexar County Hospital District GO	5.000%	2/15/27	350	366
[15]	Birdville Independent School District GO	5.000%	2/15/26	1,000	1,027
[15]	Birdville Independent School District GO	5.000%	2/15/27	1,000	1,045
[15]	Bryan Independent School District GO	5.000%	2/15/25	14,380	14,528
[15]	Bullard Independent School District GO PUT	2.750%	8/15/25	5,590	5,505
	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	0.700%	6/1/24	3,335	3,324
[15]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/25	7,500	7,582
[15]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/26	2,555	2,627
[9]	Cedar Hill Independent School District GO	0.000%	8/15/26	3,570	3,271
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	1,000	1,007
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/26	1,000	935
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	635	644
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	23,600	24,066
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	400	407
43

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/25	14,305	14,325
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	2,265	2,303
[8]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/24	5,770	5,699
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/24	3,680	3,684
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/28	625	626
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/29	1,140	1,143
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/31	3,150	3,158
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/32	1,000	1,003
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/34	1,000	1,002
[15]	Clear Creek Independent School District GO	4.000%	2/15/32	2,500	2,459
[15]	Clear Creek Independent School District GO PUT	0.280%	8/15/24	2,520	2,491
[15]	Clear Creek Independent School District GO PUT	3.600%	8/15/25	6,480	6,466
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	720	726
[15]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	460	465
[15]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	1,500	1,525
[15]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/26	1,285	1,326
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.250%	8/15/26	500	507
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/27	990	1,018
[15]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/27	1,800	1,889
[15]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/28	1,000	1,067
[15]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/29	1,375	1,485
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/32	1,000	1,001
[15]	Comal Independent School District GO	4.000%	2/1/34	1,500	1,494
[15]	Conroe Independent School District GO	5.000%	2/15/25	1,150	1,163
[15]	Conroe Independent School District GO	5.000%	2/15/26	2,000	2,057
[15]	Conroe Independent School District GO	5.000%	2/15/27	1,410	1,477
	Corpus Christi TX GO	4.000%	3/1/30	1,860	1,862
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/25	325	330
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/26	200	207
[1]	Crandall TX Special Assessment Revenue	3.375%	9/15/26	100	95
[15]	Cypress-Fairbanks Independent School District GO PUT	0.280%	8/15/24	7,985	7,892
[15]	Cypress-Fairbanks Independent School District GO PUT	0.280%	8/15/24	11,845	11,707
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/27	1,705	1,815
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/28	6,590	7,138
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/25	2,940	3,002
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/26	655	681
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/27	1,175	1,244
[10]	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	2,750	2,784
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.500%	2/1/26	5,075	4,984
[10]	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	3/1/26	2,100	2,125
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/27	1,565	1,604
	Dallas Independent School District GO	5.000%	2/15/25	1,000	1,010
[15]	Dallas Independent School District GO	5.000%	2/15/27	3,485	3,528
[15]	Dallas Independent School District GO	5.000%	2/15/28	3,730	3,985
	Dallas TX GO	5.000%	2/15/29	2,505	2,528
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/30	1,375	1,378
[1]	Dallas TX Special Tax Revenue (Fair Park Venue Project) PUT	6.250%	8/15/28	7,685	7,740
[1]	Dallas TX Special Tax Revenue PUT	6.000%	8/15/28	54,270	54,668
	Denton County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/25	2,275	2,286
[15]	Denton Independent School District GO PUT	2.000%	8/1/24	4,975	4,948
[15]	Denton Independent School District GO PUT, Prere.	2.000%	8/1/24	685	682
[15]	Denton Independent School District GO PUT, Prere.	2.000%	8/1/24	1,015	1,010
[15]	Denton Independent School District GO PUT, Prere.	2.000%	8/1/24	855	851
[15]	Dripping Springs TX Independent School District GO	5.000%	2/15/27	1,625	1,702
[15]	Eagle Mountain & Saginaw Independent School District GO PUT	2.000%	8/1/24	36,855	36,657
	Ector County Hospital District GO	5.000%	9/15/24	670	670
	Ector County Hospital District GO	5.000%	9/15/25	500	501
	El Paso County Hospital District GO	5.000%	8/15/24	2,590	2,590
	El Paso County Hospital District GO	5.000%	8/15/25	1,070	1,076
[6]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/25	575	568
[6]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/26	175	171
	Fort Bend County TX GO	5.000%	3/1/26	2,055	2,074
	Fort Bend County TX GO	5.000%	3/1/29	1,030	1,057
[15]	Fort Bend Independent School District GO PUT	2.375%	8/1/24	16,500	16,411
[15]	Fort Bend Independent School District GO PUT	3.650%	8/1/24	4,290	4,281
[15]	Fort Bend Independent School District GO PUT	0.875%	8/1/25	4,330	4,163
[15]	Fort Bend Independent School District GO PUT	0.720%	8/1/26	2,830	2,592
[15]	Fort Worth Independent School District GO	5.000%	2/15/26	120	121
	Fort Worth TX GO	3.000%	9/1/24	1,190	1,184
44

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[15]	Frisco Independent School District GO	5.000%	8/15/24	1,280	1,284
[15]	Frisco Independent School District GO	0.000%	8/15/26	4,690	4,320
[15]	Frisco Independent School District GO	2.500%	8/15/27	1,460	1,379
[15]	Garland Independent School District GO	5.000%	2/15/26	2,650	2,678
[15]	Garland Independent School District GO	4.000%	2/15/33	3,490	3,469
[15]	Georgetown Independent School District GO	5.000%	8/15/29	3,055	3,226
[3]	Georgetown TX Electric Utility System Multiple Utility Revenue	5.000%	8/15/24	510	512
[3]	Georgetown TX Electric Utility System Multiple Utility Revenue	5.000%	8/15/26	1,290	1,334
[1,3]	Georgetown TX Utility System Electric Power & Light Revenue TOB VRDO	3.870%	5/2/24	11,625	11,625
[15]	Goose Creek Consolidated Independent School District GO PUT	0.600%	8/17/26	1,200	1,120
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	4/1/28	17,605	18,495
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/26	205	210
[1,6]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue TOB VRDO	3.890%	5/2/24	2,420	2,420
[15]	Gregory-Portland TX Independent School District GO	5.000%	2/15/25	1,290	1,304
[15]	Gregory-Portland TX Independent School District GO	5.000%	2/15/26	1,000	1,028
[6]	Harlandale Independent School District GO PUT	2.000%	8/15/24	1,330	1,322
[15]	Harlandale Independent School District GO PUT	0.750%	8/15/25	9,845	9,461
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	1,000	1,078
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,000	1,078
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/29	1,000	1,002
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	555	565
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/24	19,275	19,354
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/24	8,380	8,419
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/24	5,765	5,792
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	0.900%	5/15/25	4,000	3,848
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	13,505	13,868
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/28	1,000	1,052
[1,4]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	3.820%	5/2/24	9,750	9,750
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	3.900%	5/1/24	33,400	33,400
[2]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.570%	4.340%	12/1/49	1,315	1,312
[2]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.850%	4.620%	7/1/49	5,045	5,027
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/26	6,025	6,056
	Harris County Hospital District Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	1,500	1,525
	Harris County TX GO	5.000%	9/15/26	700	728
	Harris County TX GO	5.000%	9/15/26	540	561
	Harris County TX GO	5.000%	10/1/28	3,640	3,711
	Harris County TX Highway Revenue	5.000%	8/15/28	1,500	1,547
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/24	2,835	2,768
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/25	860	863
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/26	4,400	3,954
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/28	1,440	1,446
[15]	Hays Consolidated Independent School District GO	5.000%	2/15/25	1,000	1,010
[15]	Hays Consolidated Independent School District GO	5.000%	2/15/26	1,100	1,131
[15]	Hays Consolidated Independent School District GO	5.000%	2/15/27	1,000	1,047
[1]	Hays County TX Special Assessment Revenue	2.500%	9/15/25	60	57
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/25	3,000	3,050
[10]	Housing Synergy PFC Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	7,155	7,246
[10]	Houston Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	4.000%	10/1/24	2,560	2,559
[15]	Houston Independent School District GO	4.000%	2/15/30	1,650	1,644
[15]	Houston Independent School District GO	4.000%	2/15/32	15,000	14,940
[15]	Houston Independent School District GO	4.000%	2/15/33	4,465	4,443
[15]	Houston Independent School District GO PUT	3.000%	6/1/24	8,185	8,175
[15]	Houston Independent School District GO PUT	3.500%	6/1/25	10,200	10,118
[15]	Houston Independent School District GO PUT	4.000%	6/1/25	4,135	4,123
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/26	3,015	3,018
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/28	1,755	1,757
[3]	Houston TX Combined Utility System Water Revenue	0.000%	12/1/26	3,825	3,474
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/29	22,705	22,748
	Houston TX GO	5.000%	3/1/25	850	860
	Houston TX GO	5.000%	3/1/26	10,455	10,759
	Houston TX GO	5.000%	3/1/26	1,000	1,029
	Houston TX GO	5.000%	3/1/27	285	298
	Houston TX GO	5.000%	3/1/28	415	442
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	4.000%	9/1/24	125	125
	Hunt Memorial Hospital District Charitable Health GO	5.000%	2/15/27	1,500	1,528
[15]	Hutto Independent School District GO	5.000%	8/1/25	400	407
[15]	Hutto Independent School District GO	5.000%	8/1/26	275	285
45

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[15]	Hutto Independent School District GO PUT	2.000%	8/1/25	3,045	2,980
[15]	Irving Independent School District GO	4.000%	2/15/30	8,000	7,960
[1]	Justin TX Special Assessment Revenue	2.500%	9/1/26	100	95
[15]	Katy Independent School District GO	4.000%	2/15/31	1,125	1,125
[15]	Katy Independent School District GO	4.000%	2/15/32	1,470	1,470
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/24	265	265
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/26	530	535
	Lake Travis Independent School District GO	5.000%	2/15/26	1,325	1,359
[15]	Laredo Independent School District GO	5.000%	8/1/25	1,185	1,207
	Laredo TX GO	5.000%	2/15/26	1,000	1,026
[15]	Leander Independent School District GO, Prere.	0.000%	8/15/24	1,000	381
[15]	Leander Independent School District GO, Prere.	0.000%	8/15/24	51,355	13,643
[15]	Leander Independent School District GO, Prere.	0.000%	8/15/24	11,270	3,184
	Legacy Denton Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	4/1/26	9,487	9,568
[15]	Lewisville Independent School District GO	4.000%	8/15/26	12,160	12,196
	Lewisville TX GO	5.000%	2/15/26	3,595	3,693
[15]	Little Elm Independent School District GO PUT	0.680%	8/15/25	455	437
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/24	1,100	1,100
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/25	1,125	1,141
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/26	2,200	2,266
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/28	19,550	20,311
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/24	545	545
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/24	500	500
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/29	4,080	4,084
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/29	2,225	2,250
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/30	1,530	1,547
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp. Project) TOB VRDO	3.890%	5/2/24	13,600	13,600
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/30	6,750	6,756
	Mansfield TX GO	5.000%	2/15/25	1,000	1,011
[15]	Marshall Independent School District GO, Prere.	5.000%	8/15/25	1,000	1,020
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/26	375	386
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/26	2,360	2,426
[15]	Mesquite Independent School District GO, Prere.	5.000%	8/15/25	1,000	1,019
	Metropolitan Transit Authority of Harris County Sales & Use Sales Tax Revenue	5.000%	11/1/26	2,180	2,270
[15]	Midlothian Independent School District GO PUT	2.000%	8/1/24	4,920	4,893
[15]	Midlothian Independent School District GO PUT, Prere.	2.000%	8/1/24	2,350	2,338
[1]	Midlothian TX Special Assessment Revenue	4.375%	9/15/27	136	133
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/29	1,585	1,607
[15]	New Caney Independent School District GO PUT	1.250%	8/15/24	10,800	10,710
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	10/1/27	2,000	1,965
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.250%	10/1/26	4,380	4,338
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.500%	10/1/26	3,720	3,685
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Presbyterian Village North Project)	5.000%	10/1/24	500	499
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Presbyterian Village North Project)	5.000%	10/1/25	640	638
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminister Manor Project)	5.000%	11/1/25	1,050	1,057
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/25	2,000	2,025
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/26	1,275	1,308
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/26	1,290	1,324
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/26	2,445	2,509
[15]	North East TX Independent School District GO PUT	2.200%	8/1/24	4,100	4,076
[15]	North East TX Independent School District GO PUT	3.600%	8/1/24	1,125	1,122
[1,6]	North Fort Bend Water Authority Water Revenue TOB VRDO	3.880%	5/2/24	2,305	2,305
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	445	447
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	10,000	10,090
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	495	497
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	15	15
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	650	650
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	18,160	18,626
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	2,000	2,015
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	1,010	1,031
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	3,525	3,673
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	19,295	20,148
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	1,290	1,320
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	5,660	5,701
46

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[15]	Northside Independent School District GO	5.000%	8/15/26	3,215	3,268
[15]	Northside Independent School District GO	5.000%	8/15/27	1,000	1,060
[15]	Northside Independent School District GO PUT	1.600%	8/1/24	23,185	23,050
[15]	Northside Independent School District GO PUT	0.700%	6/1/25	22,860	22,115
[15]	Northside Independent School District GO PUT	3.000%	8/1/26	26,125	25,618
[15]	Northside Independent School District GO PUT	2.000%	6/1/27	1,580	1,491
[7,15]	Northside Independent School District GO PUT	3.450%	8/1/27	7,780	7,770
[15]	Pasadena Independent School District GO PUT	1.500%	8/15/24	23,100	22,887
[6]	Pearland TX GO	5.000%	3/1/30	1,430	1,469
	Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/28	1,100	1,142
[15]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/25	1,250	1,264
[15]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/26	1,220	1,253
[15]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/27	1,200	1,254
	Permanent University Fund - Texas A&M University System College & University Revenue	5.000%	7/1/24	115	115
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/27	1,900	1,961
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/30	4,825	4,897
	Plano TX GO	4.000%	9/1/25	2,220	2,234
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/25	950	971
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/26	1,000	1,040
[15]	Pottsboro TX Independent School District GO PUT	2.750%	8/15/24	6,000	5,975
[15]	Prosper Independent School District GO PUT	3.000%	8/15/25	7,610	7,537
[15]	Prosper Independent School District GO PUT	4.000%	8/15/26	2,725	2,730
	PSC TX Miscellaneous Revenue PUT	3.750%	2/1/28	11,500	10,991
[15]	Richardson Independent School District GO	5.000%	2/15/25	2,820	2,851
	Round Rock Independent School District GO	5.000%	8/1/26	2,000	2,074
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/27	385	396
	Sabine-Neches Navigation District (Sabine-Neches Waterway Project) GO	5.000%	2/15/25	1,000	1,010
	Sabine-Neches Navigation District (Sabine-Neches Waterway Project) GO	5.000%	2/15/26	1,000	1,027
	Sabine-Neches Navigation District (Sabine-Neches Waterway Project) GO	5.000%	2/15/27	1,000	1,045
	San Angelo TX GO	2.000%	2/15/25	2,720	2,662
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	4.000%	8/1/25	5,660	5,647
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/25	2,585	2,639
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	4,000	4,106
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	1,750	1,796
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	1,610	1,687
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	2,125	2,227
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/28	2,000	2,133
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/24	27,875	27,399
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/24	30,745	30,220
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/25	11,110	10,647
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.125%	12/1/26	1,650	1,490
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/26	10,155	10,091
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.000%	12/1/27	130	120
[2]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.870%	4.640%	2/1/48	42,500	42,435
	San Antonio TX GO	5.000%	2/1/26	590	596
	San Antonio TX GO	5.000%	2/1/26	7,690	7,900
	San Antonio TX GO	5.000%	2/1/26	4,125	4,238
[15]	San Antonio TX Independent School District GO	5.000%	8/15/26	1,000	1,017
	San Antonio Water System Water Revenue	5.000%	5/15/27	1,030	1,086
	San Antonio Water System Water Revenue PUT	2.625%	5/1/24	18,855	18,855
	San Antonio Water System Water Revenue PUT	2.625%	5/1/24	8,325	8,325
	San Antonio Water System Water Revenue PUT	1.000%	11/1/26	11,730	10,598
[2]	San Antonio Water System Water Revenue, SIFMA Municipal Swap Index Yield + 0.650%	4.420%	5/1/44	59,710	59,562
	San Patricio County TX GO	5.000%	4/1/27	135	141
[15]	Sinton Independent School District GO PUT	5.000%	8/15/24	5,000	5,011
[3]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/24	125	125
[3]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/26	150	154
[15]	Southwest Independent School District GO	5.000%	2/1/25	830	838
[15]	Southwest Independent School District GO	5.000%	2/1/26	1,000	1,027
[15]	Southwest Independent School District GO	5.000%	2/1/26	875	899
[15]	Southwest Independent School District GO	5.000%	2/1/27	1,000	1,046
[15]	Southwest Independent School District GO	5.000%	2/1/27	1,165	1,219
[15]	Southwest Independent School District GO	5.000%	2/1/28	1,000	1,066
[15]	Spring Branch Independent School District GO	5.000%	2/1/25	6,800	6,872
[15]	Spring Branch Independent School District GO	5.000%	2/1/26	11,490	11,816
[15]	Spring Branch Independent School District GO	4.000%	2/1/30	7,760	7,778
[15]	Spring Independent School District GO	4.000%	8/15/30	9,240	9,280
[6]	Spring Independent School District GO	5.000%	8/15/30	1,000	1,002
47

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue PUT	5.000%	12/1/26	20,759	21,133
	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue PUT	3.350%	3/1/28	3,000	2,932
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,850	1,852
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	805	804
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	675	693
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	300	317
[7]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	47,000	51,880
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	6,000	6,144
[1,2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.220%	8/1/50	60,625	60,343
	Tarrant County Hospital District GO	5.000%	8/15/24	850	853
	Tarrant County Hospital District GO	5.000%	8/15/25	425	432
[1]	Tarrant County Hospital District GO TOB VRDO	3.840%	5/2/24	7,090	7,090
	Tarrant County TX GO	5.000%	7/15/24	250	251
	Texas A&M University College & University Revenue	5.000%	5/15/25	1,575	1,598
	Texas A&M University College & University Revenue	5.000%	5/15/26	1,500	1,549
	Texas GO	5.000%	4/1/25	6,600	6,607
	Texas GO	5.000%	4/1/26	1,600	1,602
	Texas GO	4.000%	10/1/31	10,600	10,527
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/24	2,000	2,008
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/26	635	649
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	6.250%	12/15/26	8,660	8,932
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/24	4,350	4,375
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	2,960	2,990
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	1,335	1,359
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/27	2,725	2,800
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	1,465	1,509
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue	5.250%	1/1/25	1,125	1,131
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue	5.250%	1/1/25	750	754
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue	5.250%	1/1/26	1,315	1,334
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue	5.250%	1/1/26	750	761
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue	5.250%	1/1/27	1,000	1,025
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue	5.250%	1/1/27	750	768
[3]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/24	1,300	1,293
[3]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/25	655	644
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/24	175	175
[6]	Texas Public Finance Authority College & University Revenue	5.000%	5/1/24	665	665
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/25	250	251
[6]	Texas Public Finance Authority College & University Revenue	5.000%	5/1/25	480	485
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/26	260	263
[6]	Texas Public Finance Authority College & University Revenue	5.000%	5/1/27	620	641
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/28	1,000	1,033
[10]	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	4,111	4,151
	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue PUT	3.625%	1/1/27	1,750	1,714
[1,3]	Texas State Technical College & University Revenue TOB VRDO	3.970%	5/7/24	7,040	7,040
	Texas State University System College & University Revenue	5.000%	3/15/26	870	871
	Texas State University System CP	4.100%	6/11/24	43,305	43,305
	Texas Transportation Commission GO PUT	0.650%	4/1/26	27,440	25,429
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/25	145	145
	Texas Water Development Board Water Revenue	5.000%	10/15/24	4,000	4,023
	Texas Water Development Board Water Revenue	5.000%	4/15/25	1,500	1,521
	Texas Water Development Board Water Revenue	5.000%	4/15/25	1,250	1,268
	Texas Water Development Board Water Revenue	5.000%	8/1/25	1,350	1,376
	Texas Water Development Board Water Revenue	5.000%	10/15/25	1,700	1,738
	Texas Water Development Board Water Revenue	5.000%	10/15/25	3,195	3,267
	Texas Water Development Board Water Revenue	5.000%	4/15/26	1,700	1,754
	Texas Water Development Board Water Revenue	5.000%	4/15/26	1,690	1,744
	Texas Water Development Board Water Revenue	5.000%	10/15/26	5,000	5,202
	Texas Water Development Board Water Revenue	5.000%	4/15/27	2,500	2,630
	Texas Water Development Board Water Revenue	5.000%	10/15/27	5,000	5,309
	Texas Water Development Board Water Revenue	5.000%	4/15/28	1,000	1,072
	Texas Water Development Board Water Revenue	5.000%	10/15/28	1,080	1,169
[15]	Tomball Independent School District GO	4.000%	2/15/30	1,780	1,776
[15]	Tomball Independent School District GO	4.000%	2/15/31	1,000	995
[15]	Tomball Independent School District GO	4.000%	2/15/32	1,575	1,564
[15]	Tomball Independent School District GO PUT	0.260%	8/15/24	4,700	4,639
	Travis County TX GO	5.000%	3/1/27	3,000	3,033
	Travis County TX GO	5.000%	3/1/27	1,025	1,074
	Travis County TX GO	4.000%	3/1/30	845	845
48

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Travis County TX Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.750%	8/1/25	1,500	1,486
	Travis County TX Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	4.125%	6/1/27	3,500	3,479
	Trinity River Authority Central Regional Wastewater System Water Revenue	3.000%	8/1/24	15	15
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/25	765	773
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/26	550	565
[15]	Waco Independent School District GO, Prere.	4.000%	8/15/24	1,410	1,410
[15]	Ysleta Independent School District GO	5.000%	8/15/25	1,545	1,551
					1,745,089
Utah (0.4%)
[1]	Utah Charter School Finance Authority Charter School Aid Revenue (Renaissance Academy Project)	3.500%	6/15/25	175	172
[1]	Utah Charter School Finance Authority Charter School Aid Revenue (Renaissance Academy Project)	4.000%	6/15/30	520	497
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	3,435	3,436
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	1,000	1,002
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	11,075	11,343
	Utah County UT Health, Hospital, Nursing Home Revenue VRDO	3.750%	5/1/24	38,850	38,850
[10]	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	4.000%	9/1/24	2,135	2,127
	Utah State Building Ownership Authority Lease (Appropriation) Revenue (State Fcilities Master Lease Program)	5.000%	5/15/26	2,000	2,014
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/25	500	506
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/27	600	625
[3]	Vineyard Redevelopment Agency Tax Allocation Revenue	5.000%	5/1/27	630	658
					61,230
Vermont (0.0%)
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corporation Program)	5.000%	5/1/28	250	254
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/30	1,000	990
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	595	598
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	5,000	5,128
					6,970
Virgin Islands (0.1%)
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/25	1,955	1,986
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/26	2,945	3,026
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/27	3,425	3,550
					8,562
Virginia (2.0%)
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	390	393
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	870	894
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	260	263
	Arlington County IDA Local or Guaranteed Housing Revenue	5.000%	1/1/26	2,920	2,963
	Bristol VA BAN GO	5.000%	9/1/27	7,750	7,885
	Chesapeake Economic Development Authority Electric Power & Light Revenue PUT	3.650%	10/1/27	1,240	1,227
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	130	130
	Fairfax County Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT (Dominion Square North Project)	5.000%	1/1/28	2,095	2,161
	Fairfax County VA GO	4.000%	10/1/26	2,545	2,590
	Fairfax County Water Authority Water Revenue	4.000%	4/1/28	3,360	3,437
	Fredericksburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/24	1,000	1,000
	Fredericksburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/26	1,000	1,001
	Halifax County IDA Electric Power & Light Revenue PUT	1.650%	5/31/24	2,515	2,508
	Hampton Roads Transportation Accountability Commission Appropriations Revenue BAN	5.000%	7/1/27	28,680	30,225
[1]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	695	694
	Harrisonburg Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT	3.570%	10/1/27	2,375	2,319
	Henrico County VA Water & Sewer County Water Revenue, Prere.	5.000%	5/1/26	6,570	6,777
[3]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	514
[3]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	680	721
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/26	435	432
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/27	355	357
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/28	310	312
	Louisa IDA Nuclear Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	4,070	3,806
	Louisa IDA Nuclear Revenue PUT	3.650%	10/1/27	2,785	2,756
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/26	425	427
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	3.500%	12/1/29	1,875	1,812
	Norfolk Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/28	3,345	3,553
	Norfolk Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT (Braywood Manor Apartments Project)	5.000%	5/1/26	1,500	1,520
	Richmond VA Public Utility Water Revenue, Prere.	5.000%	1/15/26	5,000	5,137
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	3.850%	5/2/24	13,675	13,675
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	750	742
49

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Virginia Beach Development Authority Appropriations Revenue	5.000%	3/1/25	1,925	1,948
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.375%	9/1/29	2,065	2,137
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/25	13,500	13,644
[1]	Virginia College Building Authority College & University Revenue	5.000%	7/1/25	1,635	1,629
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/24	325	325
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/26	550	556
[9]	Virginia Commonwealth Transportation Board Appropriations Revenue	0.000%	4/1/26	3,620	3,375
	Virginia Commonwealth Transportation Board Appropriations Revenue	0.000%	4/1/27	4,435	3,994
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/33	6,925	6,923
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/27	13,110	13,786
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.550%	9/1/28	6,100	5,959
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.850%	1/1/25	57,000	56,720
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.900%	7/1/25	25,000	24,856
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/26	5,000	5,188
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	10/1/25	6,355	6,498
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/26	1,515	1,542
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/26	1,980	2,054
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	6,565	6,843
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/27	1,035	1,096
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	10/1/27	6,090	6,478
	Virginia Resources Authority Clean Water Revolving Fund Water Revenue	5.000%	10/1/28	1,600	1,635
	Virginia Resources Authority Miscellaneous Revenue, Prere.	5.000%	11/1/25	6,590	6,733
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/24	220	218
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/25	230	224
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	320	323
[1,4]	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.120%	5/2/24	3,860	3,860
	Wise County IDA Electric Power & Light Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	2,625	2,454
	Wise County IDA Electric Power & Light Revenue PUT	1.200%	5/31/24	8,025	7,999
	York County Economic Development Authority Electric Power & Light Revenue (Virginia Electric & Power Company Project) PUT	3.650%	10/1/27	2,120	2,098
					293,326
Washington (1.8%)
[1]	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue TOB VRDO	3.920%	5/1/24	9,495	9,495
[2]	Central Puget Sound Regional Transit Authority Sales Tax Revenue, SIFMA Municipal Swap Index Yield + 0.200%	3.970%	11/1/45	5,305	5,231
	Clark County School District No. 37 Vancouver GO	4.000%	12/1/25	1,380	1,393
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	700	726
	Franklin County School District No. 1 Pasco GO	4.000%	12/1/27	3,485	3,584
	Grant County Public Utility District No. 2 Electric Power & Light Revenue PUT	2.000%	12/1/25	15,495	15,082
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/24	210	210
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	10/1/24	140	139
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/25	135	132
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	10/1/25	75	73
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/26	75	75
	King County Housing Authority Local or Guaranteed Housing Revenue (Kirkland Heights Project)	5.000%	1/1/28	6,500	6,627
	King County Housing Authority Local or Guaranteed Housing Revenue (Kirkland Heights Project)	5.000%	1/1/28	1,345	1,387
	King County School District No. 403 Renton GO	5.000%	12/1/24	2,000	2,016
	King County School District No. 409 Tahoma GO	5.000%	12/1/24	725	731
	King County School District No. 409 Tahoma GO	5.000%	12/1/25	775	794
	King County School District No. 409 Tahoma GO	5.000%	12/1/26	1,180	1,232
	King County School District No. 409 Tahoma GO	5.000%	12/1/27	1,750	1,863
	King County School District No. 409 Tahoma GO	5.000%	12/1/28	1,625	1,764
	King County School District No. 411 Issaquah GO	5.000%	12/1/25	1,500	1,536
	King County School District No. 411 Issaquah GO	5.000%	12/1/26	3,000	3,133
	King County WA Sewer Revenue	5.000%	7/1/26	1,315	1,317
	King County WA Sewer Revenue	4.000%	7/1/30	5,255	5,255
	King County WA Sewer Revenue	4.000%	7/1/34	3,000	2,972
	King County WA Sewer Revenue PUT	0.875%	1/1/26	2,825	2,619
[2]	King County WA Sewer Revenue, SIFMA Municipal Swap Index Yield + 0.230%	4.000%	1/1/40	32,240	31,901
	Pierce County School District No. 10 Tacoma GO, Prere.	5.000%	12/1/25	3,000	3,072
	Pierce County School District No. 10 Tacoma GO, Prere.	5.000%	12/1/25	3,070	3,143
	Pierce County School District No. 10 Tacoma GO, Prere.	5.000%	12/1/25	4,250	4,352
	Pierce County School District No. 10 Tacoma GO, Prere.	5.000%	12/1/25	5,000	5,119
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Juniper Apartments Project)	5.000%	6/1/27	4,500	4,601
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Juniper Apartments Project)	4.375%	12/1/30	4,150	4,192
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Northgate Plaza Project)	1.000%	6/1/26	4,335	4,034
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	5/1/29	1,730	1,720
	Seattle WA GO	5.000%	12/1/25	5,035	5,164
[2]	Seattle WA Municipal Light & Power Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.250%	4.020%	5/1/45	8,650	8,440
50

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,000	1,011
	University of Washington College & University Revenue PUT	4.000%	8/1/27	13,075	13,194
	Washington COP	5.000%	7/1/30	4,415	4,646
	Washington GO	5.000%	6/1/25	8,425	8,565
	Washington GO	5.000%	8/1/25	1,230	1,253
	Washington GO	5.000%	2/1/26	1,300	1,337
	Washington GO	5.000%	6/1/26	8,850	9,144
	Washington GO	4.000%	7/1/26	1,000	1,015
	Washington GO	5.000%	7/1/26	5,355	5,407
	Washington GO	5.000%	8/1/26	500	518
	Washington GO	5.000%	2/1/27	1,000	1,025
	Washington GO	5.000%	6/1/27	2,440	2,572
	Washington GO	4.000%	7/1/27	2,500	2,563
	Washington GO	5.000%	8/1/27	6,620	7,000
[8]	Washington GO	0.000%	12/1/27	3,625	3,210
	Washington GO	5.000%	2/1/28	3,000	3,029
[8]	Washington GO	0.000%	12/1/28	4,180	3,585
	Washington GO	5.000%	2/1/29	1,750	1,796
	Washington GO	5.000%	7/1/29	3,790	3,879
	Washington GO	5.000%	8/1/33	3,790	3,799
	Washington GO	5.000%	8/1/34	3,640	3,648
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,540	1,539
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	7,955	7,957
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	225	228
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	935	951
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	400	409
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,000	1,042
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	350	365
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	7,415	7,425
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	1,085	1,097
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	1,375	1,401
[1]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.870%	5/2/24	12,385	12,385
[2]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 1.400%	5.170%	1/1/35	4,775	4,778
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/26	490	488
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/24	350	350
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	4.000%	7/1/26	2,050	2,050
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/26	285	292
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	4.750%	7/1/27	385	385
[1]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	3.750%	7/1/26	1,170	1,125
[1]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue, Prere.	7.000%	7/1/25	2,775	2,861
					274,448
West Virginia (0.2%)
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	460	459
	West Virginia Economic Development Authority Electric Power & Light Revenue PUT	3.750%	6/1/25	1,450	1,446
	West Virginia Economic Development Authority Industrial Revenue PUT	0.625%	12/15/25	3,850	3,568
	West Virginia Economic Development Authority Industrial Revenue PUT	3.375%	6/15/28	4,210	4,147
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,885	1,886
[1]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.870%	5/1/24	5,620	5,620
[1]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.920%	5/2/24	9,515	9,515
					26,641
Wisconsin (2.4%)
[1]	Amery School District Miscellaneous Revenue	4.500%	9/6/24	2,500	2,501
	Fort Atkinson WI Miscellaneous Revenue	5.000%	12/1/24	3,750	3,752
	Fort Atkinson WI Miscellaneous Revenue	5.000%	2/1/27	1,500	1,542
	Madison WI Metropolitan School District Miscellaneous Revenue TRAN	5.000%	9/3/24	10,000	10,038
	Milwaukee Metropolitan Sewerage District GO	5.000%	10/1/25	1,445	1,476
	Milwaukee WI GO	5.000%	4/1/25	10,000	10,092
[6]	Milwaukee WI GO	5.000%	4/1/25	2,585	2,613
[3]	Milwaukee WI GO	5.000%	4/1/25	3,360	3,396
	Milwaukee WI GO	5.000%	4/1/25	3,045	3,073
	Milwaukee WI GO	4.000%	3/15/26	3,330	3,334
	Milwaukee WI GO	5.000%	4/1/26	1,000	1,023
	Milwaukee WI GO	5.000%	4/1/26	3,540	3,620
51

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Milwaukee WI GO	5.000%	4/1/26	7,225	7,413
[6]	Milwaukee WI GO	5.000%	4/1/26	2,600	2,668
[3]	Milwaukee WI GO	5.000%	4/1/26	1,355	1,390
[6]	Milwaukee WI GO	5.000%	4/1/27	1,310	1,363
[3]	Milwaukee WI GO	5.000%	4/1/27	1,340	1,400
[6]	Milwaukee WI GO	5.000%	4/1/27	7,370	7,703
[6]	Milwaukee WI GO	5.000%	4/1/27	1,460	1,526
	Milwaukee WI GO	5.000%	4/1/28	1,285	1,341
[6]	Milwaukee WI GO	5.000%	4/1/28	1,315	1,391
[3]	Monroe School District WI GO	5.000%	3/1/27	160	167
[3]	Monroe School District WI GO	5.000%	3/1/28	250	264
	Oregon WI School District GO	2.700%	3/1/27	1,075	1,023
	PMA Levy & Aid Anticipation Notes Program Intergovernmental Agreement Revenue	5.000%	9/25/24	2,500	2,507
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/25	235	236
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/25	425	426
	Public Finance Authority Charter School Aid Revenue	4.000%	7/1/25	315	311
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/26	245	247
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/27	435	435
[1]	Public Finance Authority Charter School Aid Revenue	4.125%	6/15/29	340	327
	Public Finance Authority College & University Revenue (Campus Development Project)	5.000%	3/1/28	3,910	4,004
	Public Finance Authority College and University Revenue	5.000%	4/1/29	1,155	1,193
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.300%	10/1/26	12,010	11,811
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	655	655
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	540	543
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	460	464
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	575	571
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	445	452
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/27	695	686
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Searstone CCRC Project)	2.250%	6/1/27	1,700	1,607
	Public Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/30	3,500	3,437
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	7/1/26	15,385	15,155
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	2/1/27	8,000	7,844
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/25	1,060	1,057
	Verona Area School District GO, Prere.	4.000%	4/1/26	2,770	2,802
	Waukesha WI GO	2.000%	10/1/24	900	889
	Waukesha WI GO	2.000%	10/1/25	1,335	1,289
	Waushara County WI Miscellaneous Revenue	4.500%	6/1/27	2,630	2,659
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/27	2,620	2,768
	Wisconsin GO	5.000%	11/1/25	3,365	3,446
	Wisconsin GO	5.000%	5/1/27	4,320	4,383
[2]	Wisconsin GO, SIFMA Municipal Swap Index Yield + 0.420%	4.190%	5/1/25	6,845	6,812
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,140	1,145
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	695	666
[1]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	1,095	1,103
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	230	236
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.200%	8/15/28	1,800	1,780
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	2,500	2,512
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	1,410	1,413
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,000	1,027
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	3.920%	12/2/24	4,020	4,010
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/3/24	3,040	3,054
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/29/25	545	550
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/25	9,760	9,751
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/24/26	2,260	2,309
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/24/26	1,635	1,671
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/29/26	9,125	9,332
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	2,930	2,994
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/22/29	4,000	4,308
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/22/29	2,935	3,160
[1]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.150%	5/1/24	12,800	12,800
[1]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.970%	5/2/24	8,200	8,200
[1,4]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.950%	5/7/24	15,300	15,300
[4]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.730%	5/1/24	73	73
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/26	4,360	4,406
[2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.180%	3.950%	8/15/54	6,780	6,692
[1]	Wisconsin Health & Educational Facilities Authority Miscellaneous Revenue	5.000%	8/1/27	3,500	3,560
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.610%	5/1/24	230	230
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.500%	11/1/24	1,105	1,076
52

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.810%	5/1/25	5,565	5,316
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	11/1/25	35,105	34,985
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	3.750%	11/1/26	10,310	10,189
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	12/1/26	7,500	7,642
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	3.875%	5/1/27	1,810	1,782
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT (View At Huxley Yards Project)	5.000%	8/1/26	34,797	35,429
					351,826
Wyoming (0.1%)
	Consolidated Municipalities Electric Power Systems Joint Powers Board Lease (Appropriation) Revenue	5.000%	6/1/25	750	760
	Consolidated Municipalities Electric Power Systems Joint Powers Board Lease (Appropriation) Revenue	5.000%	6/1/28	700	744
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/24	220	220
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/26	105	106
[6]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/27	20,000	20,917
					22,747
Total Tax-Exempt Municipal Bonds (Cost $14,748,564)					14,677,150
				Shares
Temporary Cash Investments (1.9%)
Money Market Fund (1.9%)
[16]	Vanguard Municipal Cash Management Fund (Cost $280,197)	3.522%		2,801,480	280,204
Total Investments (100.1%) (Cost $15,028,761)					14,957,354
Other Assets and Liabilities—Net (-0.1%)					(20,188)
Net Assets (100%)					14,937,166
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, the aggregate value was $1,758,855,000, representing 11.8% of net assets.
2	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
4	Scheduled principal and interest payments are guaranteed by bank letter of credit.
5	Non-income-producing security—security in default.
6	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2024.
8	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
11	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
12	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
13	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
14	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
15	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
16	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
LIBOR—London Interbank Offered Rate.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
USD—U.S. dollar.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

See accompanying Notes, which are an integral part of the Financial Statements.
53

Ultra-Short-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of April 30, 2024
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $14,748,564)	14,677,150
Affiliated Issuers (Cost $280,197)	280,204
Total Investments in Securities	14,957,354
Investment in Vanguard	452
Cash	3,462
Receivables for Investment Securities Sold	67,019
Receivables for Accrued Income	175,572
Receivables for Capital Shares Issued	9,300
Other Assets	770
Total Assets	15,213,929
Liabilities
Payables for Investment Securities Purchased	211,703
Payables for Capital Shares Redeemed	53,840
Payables for Distributions	10,651
Payables to Vanguard	569
Total Liabilities	276,763
Net Assets	14,937,166
At April 30, 2024, net assets consisted of:

Paid-in Capital	15,184,312
Total Distributable Earnings (Loss)	(247,146)
Net Assets	14,937,166

Investor Shares—Net Assets
Applicable to 32,210,701 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	505,197
Net Asset Value Per Share—Investor Shares	$15.68

Admiral Shares—Net Assets
Applicable to 920,162,551 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,431,969
Net Asset Value Per Share—Admiral Shares	$15.68

See accompanying Notes, which are an integral part of the Financial Statements.
54

Ultra-Short-Term Tax-Exempt Fund
Statement of Operations

Six Months Ended April 30, 2024
($000)
Investment Income
Income
Interest[1]	256,948
Total Income	256,948
Expenses
The Vanguard Group—Note B
Investment Advisory Services	703
Management and Administrative— Investor Shares	389
Management and Administrative— Admiral Shares	5,601
Marketing and Distribution— Investor Shares	22
Marketing and Distribution— Admiral Shares	402
Custodian Fees	87
Shareholders’ Reports—Investor Shares	8
Shareholders’ Reports—Admiral Shares	41
Trustees’ Fees and Expenses	6
Other Expenses	53
Total Expenses	7,312
Expenses Paid Indirectly	(87)
Net Expenses	7,225
Net Investment Income	249,723
Realized Net Gain (Loss)
Investment Securities Sold[1]	(49,168)
Futures Contracts	1,506
Realized Net Gain (Loss)	(47,662)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	233,411
Futures Contracts	(2,893)
Change in Unrealized Appreciation (Depreciation)[1]	230,518
Net Increase (Decrease) in Net Assets Resulting from Operations	432,579
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,725,000, $1,000, less than $1,000, and ($17,000), respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Six Months Ended April 30, 2024	Year Ended October 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	249,723	425,275
Realized Net Gain (Loss)	(47,662)	(76,873)
Change in Unrealized Appreciation (Depreciation)	230,518	194,176
Net Increase (Decrease) in Net Assets Resulting from Operations	432,579	542,578
Distributions
Investor Shares	(8,095)	(14,175)
Admiral Shares	(239,707)	(411,255)
Total Distributions	(247,802)	(425,430)
Capital Share Transactions
Investor Shares	(43,854)	(166,065)
Admiral Shares	(1,281,489)	(3,671,485)
Net Increase (Decrease) from Capital Share Transactions	(1,325,343)	(3,837,550)
Total Increase (Decrease)	(1,140,566)	(3,720,402)
Net Assets
Beginning of Period	16,077,732	19,798,134
End of Period	14,937,166	16,077,732

See accompanying Notes, which are an integral part of the Financial Statements.
55

Ultra-Short-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$15.51	$15.44	$15.89	$15.93	$15.84	$15.68
Investment Operations
Net Investment Income[1]	.244	.352	.141	.105	.201	.257
Net Realized and Unrealized Gain (Loss) on Investments	.169	.073	(.447)	(.039)	.092	.160
Total from Investment Operations	.413	.425	(.306)	.066	.293	.417
Distributions
Dividends from Net Investment Income	(.243)	(.355)	(.144)	(.106)	(.203)	(.257)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.243)	(.355)	(.144)	(.106)	(.203)	(.257)
Net Asset Value, End of Period	$15.68	$15.51	$15.44	$15.89	$15.93	$15.84
Total Return[2]	2.67%	2.77%	-1.93%	0.41%	1.86%	2.68%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$505	$543	$705	$963	$1,020	$945
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%[3]	0.17%[3]	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	3.13%	2.26%	0.90%	0.66%	1.27%	1.63%
Portfolio Turnover Rate	41%	85%	96%	53%	47%	34%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.

See accompanying Notes, which are an integral part of the Financial Statements.
56

Ultra-Short-Term Tax-Exempt Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$15.51	$15.44	$15.89	$15.93	$15.84	$15.68
Investment Operations
Net Investment Income[1]	.251	.365	.156	.117	.213	.270
Net Realized and Unrealized Gain (Loss) on Investments	.168	.073	(.450)	(.039)	.093	.160
Total from Investment Operations	.419	.438	(.294)	.078	.306	.430
Distributions
Dividends from Net Investment Income	(.249)	(.368)	(.156)	(.118)	(.216)	(.270)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.249)	(.368)	(.156)	(.118)	(.216)	(.270)
Net Asset Value, End of Period	$15.68	$15.51	$15.44	$15.89	$15.93	$15.84
Total Return[2]	2.71%	2.85%	-1.86%	0.49%	1.94%	2.76%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,432	$15,535	$19,094	$22,119	$18,976	$15,877
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%[3]	0.09%[3]	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.21%	2.34%	0.99%	0.73%	1.34%	1.71%
Portfolio Turnover Rate	41%	85%	96%	53%	47%	34%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.

See accompanying Notes, which are an integral part of the Financial Statements.
57

Ultra-Short-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard Ultra-Short-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2024, the fund’s average investments in long and short futures contracts represented 2% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at April 30, 2024.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the
58

Ultra-Short-Term Tax-Exempt Fund
overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2024, the fund had contributed to Vanguard capital in the amount of $452,000, representing less than 0.01% of the fund’s net assets and 0.18% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2024, custodian fee offset arrangements reduced the fund’s expenses by $87,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
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Ultra-Short-Term Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments as of April 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	14,677,150	—	14,677,150
Temporary Cash Investments	280,204	—	—	280,204
Total	280,204	14,677,150	—	14,957,354
E.	As of April 30, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	15,029,177
Gross Unrealized Appreciation	31,756
Gross Unrealized Depreciation	(103,579)
Net Unrealized Appreciation (Depreciation)	(71,823)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2023, the fund had available capital losses totaling $125,741,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended April 30, 2024, the fund purchased $5,995,333,000 of investment securities and sold $7,686,503,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2024, such purchases were  $66,570,000 and sales were $389,900,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	71,634	4,561	180,625	11,587
Issued in Lieu of Cash Distributions	7,075	450	11,814	758
Redeemed	(122,563)	(7,801)	(358,504)	(22,995)
Net Increase (Decrease)—Investor Shares	(43,854)	(2,790)	(166,065)	(10,650)
Admiral Shares
Issued	1,783,222	113,521	5,847,638	375,519
Issued in Lieu of Cash Distributions	177,562	11,287	297,144	19,068
Redeemed	(3,242,273)	(206,320)	(9,816,267)	(629,922)
Net Increase (Decrease)—Admiral Shares	(1,281,489)	(81,512)	(3,671,485)	(235,335)
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
60

Ultra-Short-Term Tax-Exempt Fund
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At April 30, 2024, one shareholder was a record or beneficial owner of 26% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.	Management has determined that no other events or transactions occurred subsequent to April 30, 2024, that would require recognition or disclosure in these financial statements.
61

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Ultra-Short-Term Tax-Exempt Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the fund over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its respective peer group and that the fund’s advisory expenses were also below its peer-group averages.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
62

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Municipal Bond Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Ultra-Short-Term Tax-Exempt Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2023, through December 31, 2023 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
63

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© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q412 062024

Semiannual Report   |   April 30, 2024
Vanguard Limited-Term Tax-Exempt Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
About Your Fund’s Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangements	121
Liquidity Risk Management	122

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
Six Months Ended April 30, 2024
	Beginning Account Value 10/31/2023	Ending Account Value 4/30/2024	Expenses Paid During Period
Based on Actual Fund Return
Limited-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,036.40	$0.86
Admiral™ Shares	1,000.00	1,036.80	0.46
Based on Hypothetical 5% Yearly Return
Limited-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.02	$0.86
Admiral Shares	1,000.00	1,024.42	0.45
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.17% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).
1

Limited-Term Tax-Exempt Fund
Fund Allocation
As of April 30, 2024
New York	12.9%
Texas	9.4
Illinois	7.5
California	7.3
New Jersey	5.7
Alabama	5.5
Pennsylvania	4.3
Georgia	3.8
Florida	3.3
Kentucky	2.4
Ohio	2.3
Michigan	2.2
Wisconsin	2.2
Washington	2.1
Colorado	1.8
Tennessee	1.8
Puerto Rico	1.7
Louisiana	1.7
Maryland	1.5
South Carolina	1.5
Arizona	1.4
Missouri	1.4
Massachusetts	1.4
Indiana	1.3
Connecticut	1.3
Virginia	1.2
Multiple States	1.2
Minnesota	1.1
Nebraska	1.1
Other	7.7
The table reflects the fund’s investments, except for short-term investments.
2

Limited-Term Tax-Exempt Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (98.7%)
Alabama (5.4%)
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/26	1,250	1,287
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/27	1,410	1,477
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/28	1,365	1,456
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/29	2,230	2,418
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/27	10,000	10,015
	Auburn University College & University Revenue	3.250%	6/1/31	390	376
	Auburn University College & University Revenue	4.000%	6/1/35	2,800	2,797
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	1,510	1,588
	Birmingham City Water Works Board Water Revenue	5.000%	1/1/30	800	877
	Birmingham Water Works Board Water Revenue	5.000%	1/1/25	400	404
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	3.000%	7/1/26	1,470	1,425
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/24	215	215
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/24	4,135	4,131
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/24	250	249
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/25	250	249
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/25	4,265	4,265
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/25	740	735
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/26	1,000	994
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/26	4,435	4,428
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/26	2,500	2,486
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/27	1,250	1,243
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/27	4,785	4,702
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/27	2,300	2,288
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/28	2,575	2,564
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	10/1/28	1,015	1,053
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/28	2,750	2,739
	Black Belt Energy Gas District Natural Gas Revenue	5.500%	6/1/29	3,500	3,637
	Black Belt Energy Gas District Natural Gas Revenue	5.500%	6/1/30	4,000	4,193
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/30	700	709
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/31	750	760
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/32	800	842
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/24	2,805	2,795
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/25	2,975	2,949
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/26	3,095	3,053
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/27	3,220	3,166
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.250%	12/1/27	1,000	1,037
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/28	6,770	6,626
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/29	6,975	6,829
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	4.000%	12/1/26	103,535	103,425
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	12/1/28	13,665	14,392
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	2/1/29	41,285	43,581
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	4.000%	12/1/29	68,595	67,240
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4)	4.000%	6/1/25	520	517
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	119,545	119,629
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/24	350	349
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	4/1/25	1,000	996
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	4/1/26	775	768
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	28,125	28,123
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6)	4.000%	12/1/24	875	874
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6)	4.000%	12/1/25	1,500	1,499
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6) PUT	4.000%	12/1/26	93,275	93,176
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/28	100,655	104,206
[2]	Black Belt Energy Gas District Natural Gas Revenue (Project No. 7), SIFMA Municipal Swap Index Yield + 0.350%	4.120%	10/1/52	780	762
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/27	53,355	53,503
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/27	53,895	53,804
3

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	6/1/29	34,230	35,716
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	10/1/30	8,770	9,276
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	12/1/30	15,495	16,548
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	9/1/32	48,395	51,808
[3]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/24	245	245
[3]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/25	210	212
[3]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/26	975	1,000
[3]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/27	1,100	1,145
	Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	5/1/30	1,450	1,535
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	6/1/30	800	826
	Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	11/1/30	1,450	1,541
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	12/1/30	750	776
	Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	5/1/31	1,500	1,600
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	6/1/31	700	726
	Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	11/1/31	1,500	1,608
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	12/1/31	1,000	1,039
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	6/1/32	800	837
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.500%	1/1/31	2,595	2,772
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.750%	11/1/31	22,000	23,947
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.250%	6/1/32	42,120	44,545
	Health Care Authority for Baptist Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	690	693
	Health Care Authority for Baptist Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	675	685
	Health Care Authority for Baptist Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,480	1,521
	Health Care Authority for Baptist Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,725	1,798
	Health Care Authority for Baptist Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,855	1,956
	Homewood AL GO, Prere.	5.250%	9/1/26	12,500	13,057
	Houston County Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	3,050	3,053
	Houston County Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,000	1,009
	Houston County Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,090	2,115
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/30	32,325	34,659
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	445	447
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	210	213
	Jacksonville State University College & University Revenue	4.000%	12/1/26	550	552
	Jacksonville State University College & University Revenue	4.000%	12/1/27	1,000	1,010
	Jacksonville State University College & University Revenue	5.000%	12/1/28	1,545	1,634
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/26	1,400	1,449
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/31	7,500	7,828
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/32	1,000	1,042
	Jefferson County AL Sewer Revenue	5.000%	10/1/28	2,500	2,659
	Jefferson County AL Sewer Revenue	5.000%	10/1/29	1,730	1,868
	Jefferson County AL Sewer Revenue	5.000%	10/1/30	2,900	3,173
	Jefferson County AL Sewer Revenue	5.000%	10/1/31	5,805	6,410
	Jefferson County AL Sewer Revenue	5.000%	10/1/32	4,575	5,098
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	82,470	82,391
	Mobile Alabama Industrial Development Board Industrial Revenue (Alabama Power Company Barry Plant Project) PUT	3.780%	6/16/26	6,905	6,870
	Mobile Alabama Industrial Development Board Industrial Revenue PUT	3.650%	1/10/25	7,395	7,363
	Mobile Alabama Industrial Development Board Industrial Revenue PUT	1.000%	6/26/25	9,500	9,152
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/25	4,150	4,191
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/26	3,165	3,241
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/27	4,015	4,120
	Montgomery AL GO	3.000%	12/1/24	205	203
	Montgomery AL GO	3.000%	12/1/26	265	259
	Montgomery AL GO	3.000%	12/1/27	925	898
	Montgomery AL GO	3.000%	12/1/28	1,850	1,789
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	5.000%	4/1/32	20,000	21,119
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/24	460	460
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/25	615	616
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/25	355	357
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/26	400	403
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/26	425	430
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/27	1,250	1,270
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/27	605	617
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/28	1,250	1,277
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/28	605	620
4

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/29	2,250	2,311
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/29	1,360	1,401
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/30	5,000	5,162
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/30	2,905	3,006
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	4.000%	6/1/24	97,420	97,393
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	5.000%	5/1/32	15,160	15,797
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2), ETM	4.000%	6/1/24	2,500	2,499
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No.1)	5.000%	4/1/25	2,685	2,696
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No.1)	5.000%	4/1/26	1,360	1,372
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No.1)	5.000%	4/1/27	1,860	1,886
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No.1)	5.000%	4/1/28	3,000	3,063
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No.1)	5.000%	4/1/29	4,500	4,620
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No.1)	5.000%	4/1/30	4,500	4,646
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/25	560	560
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/26	700	699
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/27	3,055	3,040
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/28	4,825	4,796
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1) PUT	4.000%	10/1/28	32,565	32,236
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2)	4.000%	6/1/24	520	520
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2)	4.000%	6/1/25	875	871
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2)	4.000%	6/1/26	750	743
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2)	4.000%	6/1/27	2,420	2,398
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2)	4.000%	6/1/28	3,985	3,952
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2) PUT	4.000%	12/1/31	2,350	2,300
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3)	5.250%	12/1/28	2,910	3,015
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3)	5.250%	6/1/29	2,810	2,919
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3)	5.250%	12/1/29	6,045	6,318
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3) PUT	5.500%	12/1/29	16,890	17,882
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 4) PUT	5.000%	8/1/28	5,420	5,593
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 5) PUT	5.250%	7/1/29	85,615	89,877
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/30	15,605	16,408
[1]	Troy University College & University Revenue	5.000%	11/1/25	1,425	1,452
[1]	Tuscaloosa Public Educational Building Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	3,845	3,850
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,100	1,104
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	1,260	1,282
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	2,000	2,066
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,100	1,131
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	2,380	2,444
[1]	University of South Alabama College & University Revenue	5.000%	10/1/24	525	527
[3]	University of South Alabama College & University Revenue	4.000%	4/1/25	425	425
[3]	University of South Alabama College & University Revenue	5.000%	4/1/26	580	594
[1]	University of South Alabama College & University Revenue	5.000%	10/1/26	800	826
[3]	University of South Alabama College & University Revenue	5.000%	4/1/27	750	780
[3]	University of South Alabama College & University Revenue	5.000%	11/1/31	1,000	1,034
	West Jefferson Industrial Development Board Industrial Revenue (Alabama Power Company Project)	3.650%	6/1/28	8,145	7,965
					1,584,637
Alaska (0.2%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	4.000%	12/1/48	4,400	4,350
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.750%	12/1/52	6,025	6,315
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.000%	6/1/54	4,170	4,493
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/24	245	245
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/24	210	211
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/25	220	223
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/25	280	286
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/26	345	355
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/26	460	477
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project)	5.000%	6/1/27	375	393
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project)	5.000%	12/1/27	385	407
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project)	5.000%	6/1/28	390	416
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project)	5.000%	12/1/28	360	387
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project)	5.000%	6/1/29	925	1,001
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project)	5.000%	12/1/29	975	1,064
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project)	5.000%	6/1/30	875	957
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,875	1,890
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	4,940	5,033
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/31	3,970	3,960
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/24	1,795	1,803
5

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/29	1,000	1,018
	Anchorage AK Wastewater Sewer Revenue	5.000%	5/1/24	600	600
	North Slope Borough AK GO	5.000%	6/30/26	1,270	1,313
	North Slope Borough AK GO	5.000%	6/30/28	365	392
	North Slope Borough AK GO	5.000%	6/30/28	2,005	2,153
	North Slope Borough AK GO	5.000%	6/30/29	2,270	2,477
	North Slope Borough AK GO	5.000%	6/30/30	1,210	1,339
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/24	200	200
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	2,200	2,255
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/27	3,950	4,110
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	3,155	3,375
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	1,725	1,868
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,750	1,909
					57,275
Arizona (1.4%)
	Arizona Board of Regents (University of Arizona Project) COP	5.000%	6/1/24	545	545
	Arizona Board of Regents College and University Revenue	5.000%	8/1/32	1,000	1,002
	Arizona COP, ETM	5.000%	10/1/26	8,145	8,467
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/24	5,000	5,007
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/24	15,050	15,070
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/24	1,000	1,001
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue (Scottsdale Lincoln Hospital Project)	5.000%	12/1/32	3,400	3,422
[4,5]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.970%	5/2/24	16,530	16,530
[4,5]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.970%	5/2/24	6,905	6,905
[2]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.250%	4.020%	1/1/46	4,000	3,950
[2]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.250%, Prere.	4.020%	11/4/25	1,370	1,366
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/24	600	600
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/25	750	751
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/26	1,210	1,194
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/26	220	217
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/26	1,000	1,005
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/26	1,000	1,005
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/27	750	758
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/28	805	792
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/28	240	236
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/28	850	863
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/28	10,920	11,503
[4]	Arizona IDA Charter School Aid Revenue	4.000%	7/1/29	1,400	1,365
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/29	605	594
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/29	250	245
[4]	Arizona IDA Charter School Aid Revenue	5.000%	7/1/32	400	407
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/26	125	127
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/27	160	165
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/28	125	130
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	135	137
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	125	128
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	445	463
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	250	264
[4]	Arizona IDA Health, Hospital, Nursing Home Revenue TOB VRDO	3.890%	5/2/24	1,910	1,910
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/24	1,550	1,554
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/25	1,610	1,626
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/25	1,680	1,710
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/26	1,680	1,732
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/26	1,600	1,664
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/27	3,510	3,660
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/27	1,605	1,681
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/28	1,460	1,572
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/25	400	405
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/26	500	513
	Arizona IDA Local or Guaranteed Housing Revenue (Glendale Senior Project) PUT	5.000%	10/1/26	8,061	8,202
	Arizona IDA Local or Guaranteed Housing Revenue PUT	5.000%	1/1/27	18,000	18,363
[4]	Arizona IDA Multi Family Housing Local or Guaranteed Revenue TOB VRDO	4.150%	5/1/24	22,992	22,992
[4,6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.250%	7/1/24	4,365	262
[4,6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.375%	7/1/25	1,910	115
6

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.500%	7/1/26	1,910	115
[4,6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.625%	7/1/27	1,910	115
[4,6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/28	1,910	115
[4,6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	5.500%	7/1/31	420	25
	Arizona Lottery Revenue, ETM	5.000%	7/1/25	10,140	10,305
[1]	Arizona Sports & Tourism Authority Miscellaneous Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/29	9,490	10,145
	Arizona State University College & University Revenue	5.000%	7/1/24	400	401
	Arizona State University College & University Revenue	5.000%	7/1/24	400	401
	Arizona State University College & University Revenue	5.000%	7/1/25	800	802
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/25	10,000	10,180
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.600%	7/1/24	140	139
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.750%	7/1/25	175	166
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.950%	7/1/26	125	115
	Bullhead AZ Excise Taxes Sales Tax Revenue	1.150%	7/1/27	375	339
	Bullhead AZ Excise Taxes Sales Tax Revenue	1.300%	7/1/28	485	431
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/28	17,805	17,888
	Coconino County Pollution Control Corp. Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/26	930	919
[4]	Deutsche Bank Spears/Lifers Trust Local or Guaranteed Housing Revenue TOB VRDO	4.150%	5/1/24	5,000	5,000
[4,5]	Deutsche Bank Spears/Lifers Trust Revewnue TOB VRDO	4.150%	5/1/24	17,605	17,605
	Glendale IDA Student Loan Revenue	4.000%	5/15/25	900	902
	Glendale IDA Student Loan Revenue	4.000%	5/15/26	300	302
	Glendale IDA Student Loan Revenue	4.000%	5/15/27	1,975	2,004
[3]	Glendale Union High School District No. 205 GO	5.000%	7/1/25	115	117
[3]	Glendale Union High School District No. 205 GO	5.000%	7/1/26	100	103
[3]	Glendale Union High School District No. 205 GO	5.000%	7/1/27	250	262
[3]	Glendale Union High School District No. 205 GO	5.000%	7/1/28	300	319
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/25	90	90
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/26	95	95
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/27	75	76
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/28	80	81
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/24	145	145
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/25	200	199
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/26	200	199
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/27	225	225
[4]	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/29	2,150	2,100
[4]	Maricopa County IDA Charter School Aid Revenue (Paradise Schools Projects)	3.500%	7/1/26	770	755
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,450	1,482
[7]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,125	2,185
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,500	1,559
[7]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,865	1,948
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	3,075	3,239
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	600	633
[7]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,105	1,171
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	2,505	2,670
[7]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	2,770	2,976
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	2,505	2,703
[7]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	3,310	3,593
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	3,540	3,673
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	2,000	2,072
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/24	15,000	15,051
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	10/18/24	11,505	11,550
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	12,545	12,850
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	6,420	6,576
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/28	12,510	13,151
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/30	16,435	17,831
[2]	Maricopa County IDA Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.570%	4.340%	1/1/35	5,930	5,923
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	0.875%	10/1/26	2,985	2,733
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	0.875%	10/1/26	2,035	1,864
	Maricopa County Unified School District No. 4 Mesa (Project of 2018) GO	5.000%	7/1/29	1,035	1,134
[3]	Northern Arizona University College & University Revenue	5.000%	8/1/29	2,090	2,261
	Phoenix AZ GO	5.000%	7/1/30	2,500	2,788
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/28	3,745	3,732
[4]	Phoenix IDA Charter School Aid Revenue	4.000%	7/1/25	1,885	1,869
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/24	400	400
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/25	400	401
[4]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/24	300	300
[4]	Pima County IDA Charter School Aid Revenue	4.600%	6/15/25	650	648
7

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/27	340	334
[4]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/28	355	347
[4]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/29	365	355
[1]	Pima County Unified School District No. 20 Vail GO	5.000%	7/1/24	350	351
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/26	2,985	3,067
	Tempe IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	450	449
	Tempe IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/26	245	242
	Tempe IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/27	705	692
	Tempe IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/28	365	356
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	550	551
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	750	759
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,235	1,263
	Yavapai County IDA Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.800%	4/1/29	15,000	15,000
	Yavapai County IDA Revenue	4.000%	10/1/24	3,480	3,479
	Yavapai County IDA Revenue	4.000%	10/1/25	3,515	3,526
	Yavapai County IDA Revenue	4.000%	10/1/26	3,635	3,670
					402,762
Arkansas (0.3%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	2,060	2,063
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	3,715	3,685
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	3,855	3,837
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	3.500%	2/1/29	1,250	1,167
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	2,605	2,592
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	1,300	1,280
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/27	16,030	16,678
	Arkansas GO	5.000%	10/1/24	9,500	9,510
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,350	1,348
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	565	564
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,500	1,500
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	320	320
	Bentonville AR Sales & Use Tax Sales Tax Revenue	1.050%	11/1/46	30	30
	North Little Rock School District No. 1 GO	3.000%	2/1/28	6,915	6,742
	North Little Rock School District No. 1 GO	3.000%	2/1/29	7,145	6,940
	Pulaski County Special School District GO	2.000%	2/1/25	1,455	1,424
	Pulaski County Special School District GO	2.000%	2/1/26	3,230	3,098
	Pulaski County Special School District GO	2.000%	2/1/27	3,300	3,098
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/28	2,870	2,912
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/29	2,765	2,796
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/30	3,305	3,338
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/31	1,055	1,064
	Rogers AR Water Revenue	4.000%	11/1/29	140	140
	Springdale School District No. 50 GO	3.000%	6/1/29	4,100	3,963
	Springdale School District No. 50 GO	3.000%	6/1/31	1,335	1,265
	University of Arkansas College & University Revenue	5.000%	11/1/24	405	408
					81,762
California (7.2%)
[3,4,5]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue TOB VRDO	3.840%	5/2/24	6,475	6,475
[3,4]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue TOB VRDO	3.920%	5/2/24	1,799	1,799
[3]	Alhambra Unified School District GO	0.000%	8/1/30	1,000	817
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/27	6,000	6,410
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/28	8,090	8,640
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/29	5,000	5,346
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	10,790	10,587
	Bay Area Toll Authority Highway Revenue PUT	2.850%	4/1/25	11,320	11,180
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/26	6,750	6,561
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/26	21,185	20,684
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	20,000	18,376
[2]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.300%	4.070%	4/1/56	20,500	20,083
[2]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.410%	4.180%	4/1/56	20,000	19,533
[2]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.220%	4/1/56	6,875	6,800
[2]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.250%	5.020%	4/1/36	8,740	8,782
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/27	1,415	1,405
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	2/1/28	380	379
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/28	470	469
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/28	4,730	4,698
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	2/1/29	655	653
8

Limited-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/29	510	508
California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	10/1/28	1,250	1,282
California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	4/1/29	1,850	1,905
California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	10/1/29	1,500	1,548
California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	4/1/30	1,650	1,703
California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	10/1/30	2,100	2,172
California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/27	61,890	61,740
California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/29	46,030	48,248
California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/30	50,000	54,209
California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	3/1/31	12,760	13,437
California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	4/1/32	10,000	10,573
California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/28	63,695	63,464
California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/28	85,805	91,084
California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	8/1/29	25,650	26,862
California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.250%	4/1/30	42,000	44,692
California GO	4.000%	4/1/25	2,990	3,005
California GO	5.000%	4/1/25	15,510	15,728
California GO	5.000%	4/1/25	51,400	52,122
California GO	5.000%	8/1/25	10,000	10,198
California GO	5.000%	9/1/25	6,945	7,093
California GO	5.000%	9/1/25	13,900	14,196
California GO	5.000%	11/1/25	5,685	5,822
California GO	3.000%	3/1/26	20,000	19,767
California GO	5.000%	4/1/26	8,300	8,567
California GO	5.000%	4/1/26	10,575	10,916
California GO	5.000%	8/1/26	5,710	5,922
California GO	5.000%	8/1/26	1,060	1,072
California GO	5.000%	8/1/26	5,970	6,192
California GO	5.000%	8/1/26	27,635	28,661
California GO	4.000%	9/1/26	10,125	10,290
California GO	5.000%	9/1/26	1,000	1,039
California GO	5.000%	10/1/26	10,000	10,405
California GO	5.000%	10/1/26	6,000	6,243
California GO	4.000%	11/1/26	18,875	19,217
California GO	5.000%	4/1/27	9,010	9,466
California GO	3.500%	8/1/27	10,000	10,082
California GO	5.000%	9/1/27	14,000	14,830
California GO	5.000%	9/1/27	16,360	17,329
California GO	4.000%	10/1/27	35,845	36,880
California GO	5.000%	10/1/27	10,000	10,610
California GO	5.000%	11/1/27	2,500	2,657
California GO	5.000%	12/1/27	14,700	15,649
California GO	5.000%	4/1/28	2,880	3,083
California GO	5.000%	4/1/28	11,515	12,325
California GO	5.000%	9/1/28	5,930	6,157
California GO	5.000%	9/1/28	5,000	5,393
California GO	5.000%	9/1/28	3,330	3,592
California GO	5.000%	10/1/28	1,185	1,280
California GO	5.000%	10/1/28	5,000	5,402
California GO	5.000%	11/1/28	35,955	38,905
California GO	5.000%	4/1/29	3,900	4,256
California GO	4.000%	9/1/29	7,245	7,593
California GO	5.000%	10/1/29	7,500	8,259
California GO	5.000%	8/1/30	15,120	15,698
California GO	5.000%	10/1/30	13,115	14,694
California GO	4.000%	9/1/31	860	866
California GO	4.000%	8/1/32	8,025	8,077
California GO	5.000%	8/1/35	1,195	1,261
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/27	1,080	1,080
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	175	182
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,435	3,659
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,540	3,818
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	5,000	5,193
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/33	11,485	11,402
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/24	2,500	2,496
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	8/15/25	19,850	19,633
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	2.000%	10/1/25	1,000	969
9

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	14,905	15,049
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/27	10,810	11,154
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/28	10,000	10,370
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	10,530	11,496
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT, Prere.	5.000%	10/1/25	13,240	13,518
	California Health Facilities Financing Authority Revenue	5.000%	7/1/29	4,510	4,804
	California Health Facilities Financing Authority Revenue	5.000%	7/1/30	4,630	4,994
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/33	3,251	3,237
[4]	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.125%	7/1/24	40,000	39,990
[8]	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	8/1/26	1,000	985
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	3.000%	10/1/26	4,405	4,328
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	5.000%	10/1/26	10,000	10,367
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	1/1/25	150	151
	California Infrastructure & Economic Development Bank Recreational Revenue	3.250%	8/1/29	7,500	7,442
	California Infrastructure & Economic Development Bank Recreational Revenue PUT	1.200%	6/1/28	32,610	28,650
[2]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.470%	12/1/50	6,975	6,945
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/30	4,500	4,776
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/24	625	625
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	725	725
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,985	1,989
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	800	806
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,025	1,042
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	2,455	2,469
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	8/1/27	1,500	1,472
[4]	California Municipal Finance Authority Multi Family Housing Local or Guaranteed Revenue TOB VRDO	4.100%	5/1/24	13,870	13,870
	California Pollution Control Financing Authority Water Revenue PUT	3.700%	9/1/28	1,250	1,238
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/26	15,620	16,153
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/26	17,870	18,537
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/27	5,000	5,234
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/27	18,350	19,337
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/27	16,800	17,761
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/28	1,000	1,076
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/29	2,000	2,194
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/30	1,000	1,118
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/25	3,055	3,102
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/25	2,680	2,745
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/27	1,750	1,835
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/32	4,955	4,999
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/27	1,490	1,575
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/27	2,000	2,125
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/29	1,345	1,475
	California State University College & University Revenue	4.000%	11/1/34	2,420	2,444
	California State University College & University Revenue PUT	0.550%	11/1/26	5,000	4,487
	California State University College & University Revenue PUT	3.125%	11/1/26	4,000	3,964
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,025	1,034
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	10,405	10,396
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	1,000	1,020
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	2,000	2,183
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	3,800	4,149
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	12,095	13,204
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	5,440	5,939
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/24	5,800	5,799
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	1,600	1,618
	Cerritos Community College District GO	4.000%	8/1/31	9,505	9,507
	Chino Basin Regional Financing Authority Lease Revenue	4.000%	11/1/25	14,900	15,037
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.000%	12/1/50	1,885	1,829
[2]	Eastern Municipal Water District Water Revenue, SIFMA Municipal Swap Index Yield + 0.100%	3.870%	7/1/46	7,420	7,412
[9]	El Camino Healthcare District GO	0.000%	8/1/24	4,085	4,048
	Fairfield-Suisun Unified School District GO	4.000%	8/1/27	1,000	1,036
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/29	750	793
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/37	250	280
	Long Beach Unified School District GO	0.000%	8/1/28	3,625	3,069
	Los Angeles CA Unified School District GO	5.000%	7/1/26	9,000	9,025
	Los Angeles CA Unified School District GO	5.000%	7/1/26	3,250	3,369
	Los Angeles CA Unified School District GO	5.000%	7/1/27	6,250	6,608
10

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles CA Unified School District GO	5.000%	7/1/28	5,000	5,395
	Los Angeles CA Unified School District GO	5.000%	7/1/29	15,000	16,474
	Los Angeles CA Unified School District GO	5.000%	7/1/30	37,155	41,533
	Los Angeles CA Unified School District GO	4.000%	7/1/31	8,500	8,503
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/28	2,085	2,266
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/29	10,000	11,096
[4]	Los Angeles California Multifamily Mortgage Local or Guaranteed Housing Revenue TOB VRDO	4.170%	5/2/24	5,860	5,860
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	7/1/32	8,140	8,142
	Los Angeles Department of Water & Power Electric Power & Light Revenue	3.000%	7/1/26	5,000	4,947
	Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/26	5,990	6,098
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	2,330	2,423
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	1,000	1,063
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	1,000	1,086
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/29	1,250	1,252
[3]	Madera Irrigation District CA Water Revenue	4.000%	9/1/30	650	661
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/25	2,625	2,678
	Metropolitan Water District of Southern California Water Revenue	4.000%	10/1/29	1,350	1,428
[2]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	3.910%	7/1/37	20,475	20,472
[2]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	3.910%	7/1/37	8,340	8,339
[2]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	3.910%	7/1/47	3,750	3,749
	Norris CA School District GO, Prere.	0.000%	5/1/24	500	255
	Northern California Energy Authority Natural Gas Revenue	5.000%	8/1/30	2,545	2,695
[10]	Northern California Energy Authority Natural Gas Revenue PUT	4.000%	7/1/24	50,790	50,802
	Northern California Energy Authority Natural Gas Revenue PUT	5.000%	8/1/30	51,080	54,071
	Northern California Energy Authority Natural Gas Revenue, ETM	5.000%	7/1/24	610	611
[4]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	4.220%	5/1/24	22,200	22,200
	Orange County Sanitation District Sewer Revenue	5.000%	2/1/29	1,000	1,003
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	3,000	3,011
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	3,665	3,653
[3]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/25	1,450	1,473
	Poway Unified School District GO	4.000%	8/1/30	7,790	7,796
	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	1,550	1,615
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/34	1,150	1,229
[1]	Sacramento CA City Unified School District GO	5.000%	7/1/25	1,000	1,017
[1]	Sacramento CA City Unified School District GO	5.000%	7/1/26	1,350	1,397
[1]	Sacramento CA City Unified School District GO	5.000%	7/1/27	1,825	1,926
[1]	Sacramento CA City Unified School District GO	5.000%	7/1/28	1,245	1,340
[1]	Sacramento CA City Unified School District GO	5.000%	7/1/29	1,000	1,096
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/25	8,985	9,095
	San Diego Housing Authority Inc. Local or Guaranteed Housing Revenue PUT	5.000%	11/1/26	2,450	2,508
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/27	3,085	3,155
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	4,425	4,432
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/35	4,165	4,169
	San Francisco CA City & County COP	5.000%	4/1/29	2,595	2,669
	San Francisco CA City & County GO	5.000%	6/15/25	3,750	3,823
	San Francisco CA City & County GO	5.000%	6/15/26	4,370	4,549
	San Francisco CA City & County GO	2.000%	6/15/27	2,265	2,129
	San Francisco CA City & County GO	5.000%	6/15/27	4,145	4,412
	San Francisco CA City & County GO	2.000%	6/15/28	3,790	3,492
	San Francisco CA City & County GO	4.000%	6/15/29	2,000	2,000
	San Francisco CA City & County GO	5.000%	6/15/29	4,150	4,614
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/33	10,000	10,013
[4,5]	San Francisco City & County Local or Guaranteed Housing Revenue TOB VRDO	4.140%	5/2/24	50,000	50,000
[4,5]	San Francisco City & County Local or Guaranteed Housing Revenue TOB VRDO	4.140%	5/2/24	11,350	11,350
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/29	4,175	4,655
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/29	35,850	37,063
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, ETM	1.000%	10/1/25	49,000	47,355
	San Francisco Municipal Transportation Agency Transit Revenue	5.000%	3/1/30	4,290	4,531
	San Jose Unified School District GO	5.000%	8/1/32	4,380	4,486
	San Mateo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/31	1,000	1,019
	Solano County Community College District GO	5.000%	8/1/25	5,195	5,306
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	7/1/25	15,000	14,449
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/26	2,000	2,060
	University of California College & University Revenue (Limited Project)	5.000%	5/15/28	6,000	6,100
11

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/24	235	235
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/24	680	682
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/25	700	706
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/25	790	800
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/26	525	535
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/26	725	743
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/27	600	619
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/27	780	810
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/28	650	679
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/28	500	524
	Walnut Energy Center Authority Electric Power & Light Revenue	5.000%	1/1/27	250	250
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,295	1,295
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	965	970
[3]	William S Hart Union High School District GO	0.000%	9/1/27	515	459
					2,111,739
Colorado (1.8%)
	Adams 12 Five Star Schools GO	5.000%	12/15/26	11,045	11,144
	Adams 12 Five Star Schools GO	5.000%	12/15/29	6,500	6,755
	Adams County Housing Authority Local or Guaranteed Housing Revenue PUT	4.500%	5/1/26	3,800	3,801
	Baseline Metropolitan District No. 1 Tax Increment/Allocation Revenue	5.125%	12/1/28	5,082	5,095
	Boulder County CO Sales Tax Revenue	2.000%	7/15/29	1,950	1,703
	Boulder County CO Sales Tax Revenue	2.000%	7/15/30	1,500	1,288
	Broomfield CO City & County Sales & Use Sales Tax Revenue	3.000%	12/1/26	3,070	2,986
[3]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/27	200	204
[3]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/28	100	102
[4]	Centerra Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/29	17,438	17,228
	Colorado COP	5.000%	12/15/25	8,410	8,624
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/27	1,635	1,685
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/25	105	104
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/27	65	64
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/28	140	136
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/31	1,200	1,212
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	450	450
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	1,110	1,110
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	100	100
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	660	658
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	800	807
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	3,545	3,604
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	3,450	3,508
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	185	187
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,900	1,935
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	545	556
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	1,285	1,274
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	445	441
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	3,035	3,114
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	3,500	3,592
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	450	460
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	2,500	2,580
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	375	370
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	495	488
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,600	1,667
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	300	311
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	2,210	2,317
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	730	764
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/28	455	446
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.125%	5/15/28	3,000	2,840
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	700	744
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	4,770	5,150
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,830	1,973
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	25,220	27,219
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	6,055	6,497
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	1,000	1,092
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	1,040	1,078
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	1,400	1,546
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	2,000	2,159
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	4,050	4,094
12

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/20/25	22,925	23,294
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	3,220	3,281
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/17/26	41,110	42,296
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/19/26	16,050	16,537
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/28	48,305	51,247
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	10,075	10,669
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/30	17,100	18,693
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/24	1,000	1,001
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/25	1,245	1,264
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	2,100	2,209
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	1,425	1,499
[2]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.550%	4.320%	5/15/61	13,980	13,903
	Colorado Higher Education COP	5.000%	9/1/27	1,445	1,525
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/1/48	1,695	1,676
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	4.250%	11/1/48	4,020	3,994
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	3.500%	5/1/50	7,340	7,179
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	5.250%	11/1/52	2,260	2,302
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	11/1/26	1,400	1,387
[4]	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	4.150%	5/1/24	13,050	13,050
[2]	Colorado School of Mines College & University Revenue, SIFMA Municipal Swap Index Yield + 0.870%	4.640%	12/1/25	4,860	4,860
[3]	Colorado Science and Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/25	500	508
[3]	Colorado Science and Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/27	400	418
[3]	Colorado Science and Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/29	250	268
[3]	Colorado Science and Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/30	750	812
	Denver City & County School District No. 1 GO	5.000%	12/1/28	3,660	3,686
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/30	1,425	1,468
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/32	1,360	1,399
[4]	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,785	2,844
	Dominion Water & Sanitation District Water Revenue	5.000%	12/1/27	2,185	2,185
[1]	Dove Valley Metropolitan District GO	4.000%	12/1/26	300	304
[9]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/24	17,000	16,776
[9]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/26	1,035	948
[2]	E-470 Public Highway Authority Highway Revenue, 67% of SOFR + 0.350%	3.914%	9/1/39	5,280	5,272
[9]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/27	13,895	12,313
[9]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/28	20,115	17,231
[3]	El Paso County CO COP (Judicial Complex Project)	5.000%	12/1/24	450	454
	Foothills Metropolitan District Special Assessment Revenue	5.250%	12/1/24	915	913
[1]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/25	250	254
[1]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/26	350	361
[1]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/27	485	508
[1]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/28	500	531
	Gardens on Havana Metropolitan District No. 3 MiscellaneousTaxes Revenue	4.625%	12/1/27	500	494
[3]	Interlocken Metropolitan District GO	5.000%	12/1/24	875	880
[3]	Interlocken Metropolitan District GO	5.000%	12/1/25	1,000	1,020
	Nine Mile Metropolitan District Tax Increment/Allocation Revenue	4.625%	12/1/30	1,125	1,115
[3]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/27	225	235
[3]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/29	240	257
[3]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/30	325	353
[3]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/31	300	329
[4]	Plaza Metropolitan District No. 1 Tax Allocation Revenue	4.500%	12/1/30	6,000	5,895
[4]	Prairie Center Metropolitan District No. 3 Miscellaneous Revenue	4.125%	12/15/27	1,590	1,574
	Public Authority for Colorado Energy Natural Gas Revenue	6.250%	11/15/28	8,040	8,462
[4,5]	Pueblo County CO COP TOB VRDO	3.840%	5/2/24	7,500	7,500
	Regional Transportation District COP	5.000%	6/1/25	1,730	1,757
	Regional Transportation District COP	5.000%	6/1/26	1,690	1,712
	Regional Transportation District COP	5.000%	6/1/26	1,700	1,755
	Regional Transportation District COP	5.000%	6/1/26	1,000	1,032
	Regional Transportation District COP	5.000%	6/1/27	3,835	3,884
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/25	810	819
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/26	600	615
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/27	600	619
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/27	1,625	1,688
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/28	600	628
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/28	900	949
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	5.800%	12/1/32	2,000	2,087
	Trails at Crowfoot Metropolitan District No. 3 GO	4.375%	12/1/30	1,000	982
13

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Colorado College & University Revenue PUT	2.000%	10/15/24	28,530	28,273
	University of Colorado College & University Revenue PUT	2.000%	10/15/25	3,240	3,140
	University of Colorado College & University Revenue PUT	2.000%	10/15/26	3,220	3,056
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/24	12,500	12,503
[3]	Vauxmont Metropolitan District GO	5.000%	12/15/24	130	131
[3]	Vauxmont Metropolitan District GO	5.000%	12/1/25	180	183
[3]	Vauxmont Metropolitan District GO	5.000%	12/1/26	195	202
[3]	Vauxmont Metropolitan District GO	5.000%	12/1/27	205	215
[3]	Vauxmont Metropolitan District GO	5.000%	12/15/27	255	265
					533,190
Connecticut (1.3%)
	Bridgeport CT GO	5.000%	2/15/26	1,560	1,595
	Colchester CT BAN GO	4.500%	10/17/24	2,125	2,129
	Connecticut GO	5.000%	4/15/25	7,075	7,179
	Connecticut GO	5.000%	5/15/25	10,000	10,162
	Connecticut GO	5.000%	9/15/25	5,345	5,461
	Connecticut GO	5.000%	10/15/25	2,115	2,165
	Connecticut GO	4.000%	5/15/26	1,175	1,190
	Connecticut GO	3.000%	6/1/26	5,000	4,913
	Connecticut GO	4.000%	1/15/27	15,510	15,810
	Connecticut GO	4.000%	5/15/27	100	101
	Connecticut GO	3.000%	6/1/27	5,000	4,907
	Connecticut GO	5.000%	7/15/27	11,000	11,608
	Connecticut GO	5.000%	8/15/27	190	197
	Connecticut GO	3.000%	6/1/28	6,875	6,729
	Connecticut GO	5.000%	11/15/28	100	102
	Connecticut GO	4.000%	1/15/30	3,500	3,674
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.250%	5/15/24	465	464
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.300%	11/15/24	250	245
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.400%	5/15/25	250	241
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.450%	11/15/25	350	331
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.550%	5/15/26	500	454
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.600%	11/15/26	850	755
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.700%	5/15/27	1,000	870
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.750%	11/15/27	1,000	856
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.850%	5/15/28	1,750	1,476
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.900%	11/15/28	1,010	839
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.500%	11/15/45	480	478
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/45	330	329
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/47	3,455	3,422
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/49	5,970	5,899
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/49	1,280	1,232
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/50	3,490	3,372
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.500%	11/15/51	6,205	6,026
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	11/15/54	1,570	1,694
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.550%	5/15/26	180	164
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.600%	11/15/26	1,040	933
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.700%	5/15/27	1,250	1,108
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.750%	11/15/27	1,250	1,094
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.850%	5/15/28	1,100	955
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.900%	11/15/28	1,100	944
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	3.500%	11/15/45	790	771
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	4.000%	11/15/49	1,675	1,655
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	4.400%	11/15/26	3,180	3,192
[2]	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 0.300%	4.070%	11/15/50	3,010	3,004
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/25	7,500	7,669
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/27	1,000	1,037
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/28	500	508
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/29	4,500	4,931
14

Limited-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/29	365	371
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/30	7,000	7,799
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/33	1,530	1,553
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/24	250	250
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/25	1,145	1,140
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/25	500	507
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/25	1,290	1,319
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/26	1,465	1,521
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.375%	7/12/24	17,175	17,009
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	17,990	17,536
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	16,820	16,395
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	16,050	15,645
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/3/26	22,745	22,268
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/10/26	4,605	4,507
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/26	29,925	28,764
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.950%	7/1/27	5,325	5,226
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	325	324
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,660	2,658
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	175	175
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,000	1,001
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	385	382
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	5,925	5,935
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	175	176
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	600	599
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,029
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	200	204
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/27	2,000	2,005
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,970	1,987
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,750	1,830
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	250	258
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	1,950	1,962
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	6,570	6,670
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	345	360
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	5,250	5,363
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	820	865
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,000	2,043
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	425	452
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	10,575	10,591
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	1.800%	7/1/24	13,750	13,677
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/1/25	12,250	12,296
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/1/27	16,750	17,173
Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	125	125
Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/25	125	127
Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/26	250	257
Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/27	1,050	1,093
Hamden CT Health, Hospital, Nursing Home Revenue (Whitney Center Project)	5.000%	1/1/30	955	952
Hartford CT Special Obligation Revenue	5.000%	4/1/25	1,495	1,514
Hartford CT Special Obligation Revenue	5.000%	4/1/26	1,475	1,520
Hartford CT Special Obligation Revenue	5.000%	4/1/27	2,120	2,227
Hartford CT Special Obligation Revenue	5.000%	4/1/28	2,750	2,944
Metropolitan District GO	3.000%	3/1/29	3,000	2,923
University of Connecticut College & University Revenue	5.000%	11/1/25	1,000	1,024
University of Connecticut College & University Revenue	5.000%	2/15/29	750	756
University of Connecticut College & University Revenue	5.000%	8/15/29	1,240	1,362
University of Connecticut College & University Revenue	5.000%	8/15/30	1,275	1,423
University of Connecticut College & University Revenue	5.000%	8/15/30	1,600	1,786
Washington CT BAN GO	4.000%	4/2/25	2,370	2,368
				389,096
Delaware (0.1%)
Delaware State Economic Development Authority Charter School Aid Revenue	2.800%	9/1/26	180	173
Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	10,435	9,809
Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	3,595	3,379
Delaware State Economic Development Authority Electric Power & Light Revenue PUT	1.050%	7/1/25	3,750	3,604
Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	400	400
Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,260	1,270
15

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	800	814
					19,449
District of Columbia (0.8%)
	District of Columbia Charter School Aid Revenue	5.000%	7/1/25	225	226
	District of Columbia Charter School Aid Revenue	5.000%	7/1/26	600	608
[4]	District of Columbia Charter School Aid Revenue	5.000%	6/1/29	1,205	1,217
[4]	District of Columbia Charter School Aid Revenue	5.000%	6/1/31	1,700	1,729
	District of Columbia Charter School Aid Revenue	5.000%	6/1/34	325	331
	District of Columbia College & University Revenue	5.000%	4/1/27	570	588
	District of Columbia College & University Revenue	5.000%	4/1/28	650	680
	District of Columbia College & University Revenue	5.000%	4/1/29	250	265
	District of Columbia GO	5.000%	6/1/26	3,205	3,316
	District of Columbia GO	5.000%	6/1/27	3,110	3,283
	District of Columbia GO	5.000%	6/1/28	6,855	7,385
	District of Columbia GO	5.000%	6/1/29	9,230	10,135
	District of Columbia GO	5.000%	6/1/30	15,000	16,771
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	4.125%	7/1/27	3,035	2,989
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Fort Totten Project) PUT	5.000%	12/1/25	13,652	13,791
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Paxton Project) PUT	4.000%	9/1/25	1,290	1,284
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.700%	3/1/25	4,000	3,905
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	17,123	17,266
[8]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	2,790	2,818
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	5,065	5,136
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	10/1/26	9,175	9,329
[8]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.400%	9/1/28	16,450	16,818
	District of Columbia Income Tax Revenue	5.000%	12/1/27	4,320	4,606
	District of Columbia Income Tax Revenue	5.000%	12/1/29	3,205	3,552
	District of Columbia Income Tax Revenue	5.000%	10/1/30	6,940	7,801
	District of Columbia Income Tax Revenue	5.000%	12/1/30	4,450	5,015
	District of Columbia Water & Sewer Authority Water Revenue PUT	1.750%	10/1/24	13,005	12,839
	District of Columbia Water & Sewer Authority Water Revenue PUT	3.000%	10/1/27	12,605	12,201
[4,5]	Metropolitan Washington Airports Authority Dulles Toll Highway Revenue TOB VRDO	3.850%	5/2/24	32,950	32,950
[1,4]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue TOB VRDO	3.890%	5/2/24	18,384	18,384
[3,4]	Metropolitan Washington Airports Authority Highway Revenue TOB VRDO	3.890%	5/2/24	12,725	12,725
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/27	5,110	5,384
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/29	2,080	2,273
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/31	5,915	6,224
					243,824
Florida (3.3%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/24	220	219
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,210	1,215
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	820	810
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	145	146
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,500	1,524
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	240	236
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,175	2,231
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	145	142
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/28	1,010	984
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/29	135	131
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/29	505	490
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	1,015	1,075
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	8,535	8,698
[4]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.890%	5/2/24	2,945	2,945
	Alachua County School Board COP	5.000%	7/1/24	1,000	1,001
	Ave Maria Stewardship Community District Special Assessment Revenue	2.875%	5/1/27	1,340	1,293
	Ave Maria Stewardship Community District Special Assessment Revenue	3.250%	5/1/32	5,080	4,681
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,050	1,058
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	3,000	3,028
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,110	1,135
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	4,000	4,091
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,165	1,208
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	3,595	3,729
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	1,220	1,285
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	3,800	4,001
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	1,280	1,366
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	670	724
16

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	4,185	4,519
[4]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.920%	5/2/24	3,750	3,750
	Brevard County School District COP	5.000%	7/1/32	2,980	3,012
[3]	Brevard FL Fuel Sales Tax Revenue	5.000%	8/1/27	2,000	2,058
[1,4]	Broward Country Tourist Development Miscellaneous Taxes Revenue TOB VRDO	3.880%	5/2/24	1,860	1,860
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/27	5,870	6,138
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/28	4,445	4,730
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/29	6,775	7,337
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/30	6,665	7,349
	Broward County FL School District COP	5.000%	7/1/24	400	401
	Broward County FL School District COP	5.000%	7/1/24	6,765	6,775
	Broward County FL School District COP	5.000%	7/1/25	12,730	12,930
	Broward County FL School District COP	5.000%	7/1/26	6,425	6,639
	Broward County FL Water & Sewer Utility Water Revenue	5.000%	10/1/28	2,000	2,040
	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	4/1/26	1,000	987
[4,5]	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	3.920%	5/7/24	7,717	7,717
[3]	Cape Coral FL Water & Sewer Revenue Special Assessment Revenue	2.500%	9/1/24	1,375	1,363
	Cape Coral FL Water & Sewer Water Revenue	5.000%	10/1/24	1,135	1,140
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/25	1,000	1,002
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/27	2,885	2,919
	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	12/15/24	115	114
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	6/15/29	1,520	1,449
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	3.375%	7/1/31	5,850	5,525
[4]	Capital Trust Agency Inc. Charter School Aid Revenue (Florida Charter Educational Foundation Inc. Project)	4.500%	6/15/28	660	647
[4]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/28	345	343
[4]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/30	1,020	1,011
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/31	200	202
	Central Florida Tourism Oversight District GO	5.000%	6/1/24	2,530	2,532
	Citizens Property Insurance Inc. Miscellaneous Revenue, Prere.	5.000%	12/1/24	11,350	11,420
	Collier County Industrial Development Authority Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project) PUT	5.000%	10/1/29	1,925	2,050
	Collier County Industrial Development Authority Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project) PUT	5.000%	10/1/31	2,000	2,164
	Corkscrew Farms Community Development District Special Assessment Revenue (Assessment Area No.1 Project)	4.250%	11/1/27	1,080	1,073
	Crossings At Fleming Island Community Development District Special Assessment Revenue	4.500%	5/1/30	3,110	3,043
	Crosswinds East Community Development District Special Assessment Revenue (Assessment Area One Project)	4.625%	5/1/31	500	500
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/25	400	403
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/26	110	112
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/27	385	400
[3]	Duval County Public Schools COP	5.000%	7/1/25	1,850	1,880
[3]	Duval County Public Schools COP	5.000%	7/1/26	2,380	2,461
[3]	Duval County Public Schools COP	5.000%	7/1/27	3,420	3,605
[3]	Duval County Public Schools COP	5.000%	7/1/28	4,775	5,127
[3]	Duval County Public Schools COP	5.000%	7/1/29	5,845	6,375
[3]	Duval County Public Schools COP	5.000%	7/1/30	6,105	6,751
	Escambia County FL Sales Tax Revenue	5.000%	10/1/33	3,180	3,344
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	3,000	3,130
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/24	375	376
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/25	415	421
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/26	410	422
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/26	1,125	1,159
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/27	360	377
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/27	1,185	1,239
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/28	745	793
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/25	4,849	4,859
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/27	1,050	1,084
	Florida Department of Management Services COP	5.000%	11/1/25	12,910	13,188
	Florida Department of Transportation Turnpike System Highway Revenue	3.150%	7/1/27	10,760	10,567
[4]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/15/26	3,480	3,421
[4]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/27	145	140
[4]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/28	200	192
[4]	Florida Development Finance Corp. Charter School Aid Revenue	5.250%	6/15/29	1,500	1,529
	Florida Development Finance Corp. Charter School Aid Revenue	4.875%	6/15/30	1,000	999
	Florida Development Finance Corp. Charter School Aid Revenue	4.500%	6/15/31	2,000	1,955
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	4.000%	6/15/24	215	215
17

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	4.000%	6/15/25	320	317
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/26	390	394
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/27	780	796
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/28	720	736
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/24	200	200
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/25	200	198
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/26	200	197
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/27	575	566
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/28	450	442
	Florida Development Finance Corp. College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/26	285	290
	Florida Development Finance Corp. College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/27	300	310
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/24	310	310
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/24	475	474
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/25	495	486
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,400	1,427
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/26	220	215
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	500	515
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,145	1,199
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	2,050	2,180
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/30	1,435	1,297
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,200	1,307
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/31	1,395	1,239
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project) PUT	5.000%	10/1/31	7,045	7,607
	Florida GO	5.000%	6/1/27	6,595	6,963
	Florida GO	4.000%	6/1/30	4,000	4,047
[3]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/26	1,000	1,038
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/25	230	231
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/26	285	290
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/27	500	516
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/25	975	982
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	4/1/26	515	525
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/26	1,750	1,773
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/27	970	992
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Educational Facilities-Ringling College Project)	5.000%	3/1/27	340	347
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/25	250	251
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/26	275	277
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/26	1,415	1,364
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/27	1,485	1,410
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/28	1,555	1,455
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	4.000%	7/1/48	2,880	2,858
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	3.500%	7/1/51	1,835	1,794
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	3.500%	7/1/52	10,780	10,522
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	1/1/53	14,795	15,006
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/55	2,745	3,037
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	5/1/25	3,065	3,088
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	2,220	2,255
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/26	10,000	10,260
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/27	9,500	9,819
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/28	12,230	12,657
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/25	4,260	4,338
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/26	5,815	6,021
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/27	2,385	2,464
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/31	1,275	1,310
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/25	250	255
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/26	175	181
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/26	920	953
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/27	1,945	2,041
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/28	3,610	3,838
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/29	2,000	2,140
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/30	2,000	2,142
[3]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/26	175	181
[3]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/28	350	374
[3]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/29	350	380
18

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/30	175	193
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/24	855	859
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue, ETM	5.000%	10/1/24	85	85
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	1,115	1,115
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,895	1,914
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	3.375%	6/1/31	815	797
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	2,685	2,721
	Hamilton Bluff Community Development District Special Assessment Revenue (Assessment Area One Project)	4.700%	5/1/31	675	672
[3]	Hernando County School District COP	5.000%	7/1/28	3,825	3,925
[1]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/25	175	171
[1]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/26	200	193
[1]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/27	250	238
[4]	Hillsborough County Aviation Authority Port, Airport & Marina Revenue TOB VRDO	3.860%	5/2/24	8,000	8,000
	Hillsborough County FL Community Investment Tax Sales Tax Revenue	5.000%	11/1/25	2,270	2,319
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/26	1,000	1,011
	Hillsborough County School Board COP	5.000%	7/1/24	975	976
	Hillsborough County School Board COP	5.000%	7/1/28	40	41
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,750	1,755
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,665	1,683
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,000	1,020
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	235	247
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,545	1,594
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	2,705	2,800
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/26	8,240	8,549
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/24	2,320	2,332
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/25	1,590	1,626
	Jacksonville FL Sales Tax Revenue	4.000%	10/1/27	4,495	4,530
[4]	Jacksonville Housing Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	4.150%	5/1/24	42,369	42,369
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/28	4,550	4,804
	JEA Electric System Electric Power & Light Revenue, ETM	5.000%	10/1/25	27,220	27,792
	JEA Water & Sewer System Water Revenue	3.250%	10/1/36	400	374
[4]	Lake County FL Charter School Aid Revenue	5.000%	1/15/29	400	401
[3]	Lake County School Board COP	5.000%	6/1/24	200	200
	Lake Powell Residential Golf Community Development District Special Assessment Revenue	5.750%	11/1/32	2,170	2,170
	Lakeland FL Appropriations Revenue	5.000%	10/1/27	400	420
	Lakeland FL Appropriations Revenue	5.000%	10/1/28	360	383
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,945	1,983
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/25	210	208
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	3.250%	10/1/26	2,605	2,501
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	3.750%	10/1/27	1,710	1,647
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/27	245	243
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/28	300	297
	Lee County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.550%	8/1/25	1,250	1,233
	Lee County School Board COP	5.000%	8/1/27	6,545	6,900
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	3,500	3,527
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,025	1,050
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/26	26,000	26,323
	Manatee County FL Appropriations Revenue	5.000%	10/1/25	1,000	1,001
[3]	Manatee County School District Sales Tax Revenue	5.000%	10/1/31	3,000	3,114
[3]	Manatee County School District Sales Tax Revenue	5.000%	10/1/32	3,750	3,890
	Martin County FL School Board Corp. (Florida Master Lease Program) COP	5.000%	10/1/24	2,125	2,134
	Martin County FL School Board Corp. (Florida Master Lease Program) COP	5.000%	10/1/25	1,735	1,768
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/24	1,705	1,712
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/25	1,725	1,760
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,225	1,229
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/26	1,780	1,786
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/28	860	863
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/29	1,165	1,169
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/24	885	889
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/25	2,065	2,104
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/26	2,170	2,247
[1]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/27	1,275	1,348
[3,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/25	2,590	2,612
[3,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/26	1,360	1,394
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/28	1,000	1,066
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	1,545	1,546
19

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	3,400	3,401
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	925	926
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	3,425	3,427
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	1,105	1,107
[1]	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	295	296
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	5,245	5,248
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	305	305
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	1,000	1,000
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/29	150	150
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/30	1,250	1,277
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/30	4,000	4,005
[1]	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/32	1,690	1,741
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/25	1,145	1,166
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/26	1,035	1,048
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/26	275	285
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/33	1,000	1,003
	Miami-Dade County FL GO	5.000%	7/1/28	2,070	2,134
	Miami-Dade County FL GO	5.000%	7/1/33	4,500	4,625
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	2,180	2,181
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	3,000	3,030
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	1,500	1,554
	Miami-Dade County FL Rickenbacker Causeway Highway Revenue	5.000%	10/1/25	810	812
	Miami-Dade County FL Rickenbacker Causeway Highway Revenue	5.000%	10/1/26	200	200
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/28	220	226
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/29	120	123
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/32	380	385
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/30	2,395	2,431
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/25	1,500	1,512
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/25	1,625	1,641
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	10/1/25	3,035	3,079
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.550%	1/1/26	3,375	3,317
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.400%	10/1/26	1,000	982
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/25	1,015	1,009
	Miami-Dade County School Board COP	5.000%	2/1/25	635	640
	Miami-Dade County School Board COP	5.000%	5/1/25	155	157
	Miami-Dade County School Board COP	5.000%	2/1/26	4,180	4,270
	Miami-Dade County School Board COP	5.000%	5/1/27	13,855	13,990
	Miami-Dade County School Board COP	5.000%	5/1/28	2,095	2,118
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/24	125	125
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/29	1,910	1,930
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/30	3,550	3,588
	Midtown Miami Community Development District Special Assessment Revenue (Parking Garage Project)	4.250%	5/1/24	940	940
	Mirada Community Development District Special Assessment Revenue	4.750%	5/1/31	500	495
	Miromar Lakes Community Development District Special Assessment Revenue	5.000%	5/1/28	1,230	1,236
	North AR-1 Pasco Community Development District Special Assessment Revenue	4.875%	5/1/31	500	499
	North Springs Improvement District Special Assessment Revenue	4.000%	5/1/28	1,510	1,487
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/27	1,465	1,533
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/28	1,540	1,631
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/29	1,615	1,731
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/30	1,695	1,834
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/31	1,780	1,949
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/25	3,620	3,683
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/26	3,800	3,923
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/27	3,995	4,195
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/28	4,195	4,480
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/25	4,610	4,704
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/27	3,130	3,195
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/28	3,565	3,642
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/32	4,435	4,402
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/33	9,740	9,663
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	1,175	1,175
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	6,000	6,026
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,265	1,267
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,355	1,365
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,455	1,477
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	575	604
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	570	574
20

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,000	1,069
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	1,420	1,465
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	1,250	1,358
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,500	2,756
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Presbyterian Retirement Communities Program)	5.000%	8/1/24	1,000	1,000
[4]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.920%	5/7/24	5,745	5,745
	Orange County Housing Finance Authority Local or Guaranteed Housing Revenue (Mutli-County Program)	4.000%	9/1/48	1,290	1,276
	Orange County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	0.550%	7/1/24	6,625	6,581
	Orange County School Board COP	5.000%	8/1/29	1,300	1,422
	Orange County School Board COP, Prere.	5.000%	8/1/25	40	41
[3]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/24	1,455	1,461
[3]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/25	1,630	1,654
[3]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/26	1,475	1,520
[3]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/30	500	523
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/28	28,470	24,669
	Orlando Utilities Commission Water Revenue	5.000%	10/1/29	1,245	1,260
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/24	170	171
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/25	200	187
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/25	275	280
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/26	340	305
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/26	500	516
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/27	800	687
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/27	600	629
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/24	230	229
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/25	240	238
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/26	250	250
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/27	260	261
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/28	265	267
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/29	420	424
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	350	355
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	675	669
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/26	150	149
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	455	468
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	775	769
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/31	625	599
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/29	200	207
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/30	500	521
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/31	200	210
[4]	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.870%	5/7/24	5,425	5,425
	Palm Beach County School District COP	5.000%	8/1/24	1,600	1,604
	Palm Beach County School District COP	5.000%	8/1/25	2,050	2,084
	Palm Beach County School District COP	5.000%	8/1/28	2,300	2,333
	Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/25	1,730	1,753
	Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/26	1,020	1,032
[4]	Pasco County FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	41,000	44,362
[1]	Pasco County School Board COP	5.000%	8/1/25	250	254
[3]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/25	750	764
[3]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/26	870	901
[3]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/27	905	951
[3]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/28	950	1,012
[3]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/29	1,815	1,963
[3]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/30	4,935	5,415
	Pinellas County Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	3/1/50	1,795	1,775
	Pinellas County School Board (Master Lease Program) COP	5.000%	7/1/24	260	260
	Polk County FL Utility System Revenue	4.125%	10/1/32	1,025	1,025
	Polk County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	4.150%	6/1/26	1,650	1,653
	Port St. Lucie FL Special Assessment Revenue	2.000%	7/1/24	1,580	1,572
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/32	1,225	1,231
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/25	950	953
[4]	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue TOB VRDO	3.870%	5/2/24	11,000	11,000
[4]	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue TOB VRDO	3.870%	5/2/24	3,000	3,000
	Sawyers Landing Community Development District Special Assessment Revenue	3.250%	5/1/26	200	193
	School Board of Miami-Dade County COP	5.000%	5/1/29	2,000	2,021
21

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	School District of Broward County COP	5.000%	7/1/29	4,000	4,050
[4]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/25	220	218
[4]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/26	305	300
[4]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/27	235	230
[4]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/31	280	267
	Seminole FL Water & Sewer Water Revenue	4.000%	10/1/29	1,450	1,458
	South Florida Water Management District COP	5.000%	10/1/30	5,000	5,127
	South Florida Water Management District COP	5.000%	10/1/32	8,250	8,451
[4]	South Miami Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.870%	5/2/24	1,034	1,034
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	1,315	1,380
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,070	2,164
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	1,500	1,567
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	5,000	5,219
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project)	4.000%	12/15/24	430	428
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project)	4.000%	12/15/26	740	722
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project)	4.000%	12/15/27	860	831
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project)	4.000%	12/15/28	810	774
	Sumter County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,665	1,667
	Sunshine Skyway Bridge Highway Revenue	5.000%	7/1/25	1,775	1,804
	Sunshine Skyway Bridge Highway Revenue	5.000%	7/1/26	3,860	3,984
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/25	1,130	1,154
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/25	300	303
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/26	475	486
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/27	250	259
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/24	1,100	1,103
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/25	2,000	2,025
	Tohopekaliga Water Authority Water Revenue	4.000%	10/1/33	1,000	1,010
[4]	TSR Community Development District Special Assessment Revenue	4.125%	11/1/28	1,415	1,401
	Village Community Development District No. 13 Special Assessment Revenue	1.800%	5/1/26	250	240
	Village Community Development District No. 13 Special Assessment Revenue	4.000%	5/1/27	3,730	3,744
[4]	Village Community Development District No. 15 Special Assessment Revenue	4.250%	5/1/28	500	503
[4]	Village Community Development District No. 15 Special Assessment Revenue	4.375%	5/1/33	2,500	2,539
	Volusia County Educational Facility Authority College & University Revenue	5.000%	6/1/24	700	700
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/30	1,555	1,560
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/31	3,115	3,124
	West Villages Improvement District Special Assessment Revenue	4.000%	5/1/27	1,405	1,390
	Westside Haines City Community Development District Special Assessment Revenue (Assessment Area Two Project)	4.875%	5/1/31	625	623
	Westview South Community Development District Special Assessment Revenue (Assessment Area One -2023 Project)	4.875%	5/1/28	370	371
[1]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/26	260	269
[1]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/27	375	393
[1]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/28	1,000	1,071
					968,433
Georgia (3.8%)
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/24	2,835	2,840
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/25	2,945	2,979
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/26	3,060	3,128
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/27	3,180	3,292
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/28	3,290	3,445
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/29	3,415	3,608
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/30	7,045	7,501
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/26	635	652
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/27	665	694
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/28	695	737
	Appling County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Hatch Project) PUT	1.500%	2/3/25	2,780	2,688
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	1,250	1,271
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/26	1,000	1,036
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/27	1,355	1,432
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/28	2,020	2,178
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/29	1,080	1,184
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/30	2,345	2,608
	Atlanta GA GO	5.000%	12/1/29	5,000	5,533
	Atlanta GA GO	5.000%	12/1/30	5,000	5,626
	Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/24	900	902
	Atlanta GA Tax Allocation Revenue (Beltline Project)	5.000%	1/1/27	1,350	1,395
22

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue (Englewood Senior Apartements Project) PUT	5.000%	5/1/27	4,473	4,610
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue (Skyline Apartements Project) PUT	2.000%	9/1/24	3,339	3,300
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/26	9,445	9,567
	Augusta Development Authority Health, Hospital, Nursing Home Revenue (Health System Inc. Project)	5.000%	7/1/28	1,125	1,181
	Augusta Development Authority Health, Hospital, Nursing Home Revenue (Health System Inc. Project)	5.000%	7/1/29	1,085	1,136
	Augusta Development Authority Health, Hospital, Nursing Home Revenue (Health System Inc. Project)	5.000%	7/1/30	870	910
	Augusta Development Authority Health, Hospital, Nursing Home Revenue (Health System Inc. Project)	5.000%	7/1/32	1,395	1,462
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/24	8,190	8,227
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/25	8,600	8,769
[1]	Bainbridge GA Combined Utility Multiple Utility Revenue	4.000%	12/1/26	100	101
[1]	Bainbridge GA Combined Utility Multiple Utility Revenue	4.000%	12/1/27	100	102
[1]	Bainbridge GA Combined Utility Multiple Utility Revenue	4.000%	12/1/28	100	102
[1]	Bainbridge GA Combined Utility Multiple Utility Revenue	4.000%	12/1/29	130	133
	Bartow County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Bowen Project)	1.800%	9/1/29	5,000	4,222
	Bartow County Development Authority Electric Power & Light Revenue PUT	3.950%	3/8/28	12,940	12,964
	Bleckley County & Dodge County Joint Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	660	661
	Bleckley County & Dodge County Joint Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/25	860	872
	Board of Water Light & Sinking Fund Commissioners of The City of Dalton Multiple Utility Revenue	5.000%	3/1/30	1,010	1,048
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/26	795	820
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Company Plant Vogtle Project) PUT	3.875%	3/6/26	3,590	3,595
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Company Plant Vogtle Project) PUT	3.375%	3/12/27	2,290	2,258
	Burke County Development Authority Electric Power & Light Revenue PUT	1.500%	2/3/25	2,185	2,113
	Burke County Development Authority Electric Power & Light Revenue PUT	3.375%	3/12/27	2,690	2,653
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	5.000%	7/1/27	400	420
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	5.000%	7/1/34	2,560	2,609
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	420	432
	Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/26	210	216
	Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/28	250	266
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,025	1,035
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	455	460
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,950	1,994
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	885	905
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	450	467
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	475	493
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/28	1,000	1,056
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/29	2,300	2,464
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/30	2,000	2,171
[4,5]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.820%	5/2/24	2,070	2,070
	Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/26	29,865	30,346
	Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/29	11,240	11,849
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/24	860	861
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/25	250	252
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/26	375	382
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/27	1,050	1,087
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/28	1,000	1,051
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	5.000%	3/1/25	550	554
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (1086 On Montreal Project)	4.000%	3/1/34	1,850	1,790
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (Park at 500 Project)	4.000%	3/1/34	1,030	997
	Development Authority of Burke County Electric Power & Light Revenue (Georgia Power Company Plant Vogtle Project) PUT	1.700%	8/22/24	6,850	6,771
	Development Authority of Burke County Electric Power & Light Revenue (Georgia Power Company Plant Vogtle Project) PUT	3.800%	5/21/26	2,430	2,430
	Development Authority of Burke County Electric Power & Light Revenue (Georgia Power Company Plant Vogtle Project) PUT	3.800%	5/21/26	7,705	7,706
	Development Authority of Burke County Electric Power & Light Revenue PUT	2.150%	6/13/24	1,710	1,704
	Fayette County GA Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	3,130	3,135
	Fulton County Development Authority College & University Revenue	3.750%	6/1/24	600	600
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,720	1,769
[4,5]	Fulton County Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.820%	5/2/24	1,455	1,455
[4,5]	Fulton County Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.820%	5/2/24	5,625	5,625
23

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Fulton County Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.870%	5/7/24	2,495	2,495
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	2,185	2,180
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/26	835	820
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/27	965	938
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/28	1,000	962
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	300	302
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	250	255
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	690	715
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	675	710
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	875	934
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/26	1,250	1,274
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/27	1,250	1,294
	Georgia GO	5.000%	2/1/25	2,000	2,022
	Georgia GO	4.000%	2/1/26	4,570	4,570
	Georgia GO	5.000%	7/1/26	8,820	9,146
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/25	3,830	3,854
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/26	680	695
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/26	3,765	3,848
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/29	1,000	1,051
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Combined Cycle Project)	4.000%	11/1/25	400	402
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/26	805	834
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/27	800	839
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/28	1,160	1,234
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/25	930	937
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/26	1,710	1,748
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/27	1,150	1,190
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/28	1,275	1,338
	Georgia Municipal Electric Authority Nuclear Revenue	3.375%	1/1/32	100	95
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	4.000%	1/1/25	395	395
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/25	2,450	2,468
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/25	615	620
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	4.000%	1/1/26	425	428
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/26	630	644
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/27	1,760	1,821
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	4.000%	1/1/28	430	435
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/28	2,870	3,013
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/25	365	367
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/25	425	428
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/25	200	203
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/26	600	607
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/26	890	910
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/26	150	154
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/27	660	674
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/27	550	569
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/27	200	209
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/28	190	202
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/29	300	323
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/30	200	218
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	4.000%	1/1/28	220	221
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	2,500	2,565
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	300	309
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/25	505	509
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/26	160	161
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/26	1,350	1,380
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/27	1,000	1,034
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/28	1,400	1,470
[3,4,5]	Georgia Municipal Electric Authority Nuclear Revenue TOB VRDO	3.900%	5/2/24	8,960	8,960
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	2,580	2,589
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,000	1,005
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	2,000	2,013
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	150	151
	Gwinnett County School District GO	4.000%	2/1/33	5,000	5,004
	Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	8/1/25	10,000	10,196
24

Limited-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/25	175	177
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/24	1,000	1,000
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/24	975	975
Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/24	8,825	8,840
Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/24	335	333
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/25	290	291
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/25	5,000	5,016
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/25	2,500	2,511
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/25	250	252
Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/25	490	485
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/26	345	349
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/26	350	354
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/26	2,270	2,292
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/26	280	285
Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/26	580	570
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/27	620	632
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/27	500	510
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/27	500	513
Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/27	465	480
Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/27	1,225	1,199
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/28	1,100	1,133
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/28	825	850
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/28	1,000	1,035
Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/28	1,500	1,564
Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/28	5,000	4,847
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/29	2,700	2,807
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/29	1,050	1,092
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/29	700	728
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/29	2,250	2,351
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/29	750	784
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/29	3,040	3,176
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/30	2,940	3,076
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/30	950	994
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/30	2,630	2,734
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/30	2,355	2,474
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/30	1,000	1,050
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/31	950	998
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/31	900	949
Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/2/24	95,595	95,608
Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	91,585	91,639
Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/27	20,390	20,356
Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/28	91,860	91,772
Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/29	46,085	47,856
Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/29	18,910	18,786
Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/30	84,305	88,501
Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/30	25,000	25,964
Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/30	105,585	111,170
Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/30	49,690	51,447
Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/31	25,000	26,471
Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/32	12,390	13,068
Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/25	620	628
Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/27	425	444
Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/28	530	563
Monroe County Development Authority Electric Power & Light Revenue PUT	1.500%	2/3/25	3,750	3,626
Monroe County Development Authority Electric Power & Light Revenue PUT	3.875%	3/6/26	3,270	3,275
Monroe County Development Authority Electric Power & Light Revenue PUT	3.875%	3/6/26	2,990	2,994
Monroe County Development Authority Electric Power & Light Revenue PUT	3.875%	3/6/26	1,270	1,272
Monroe County Development Authority Electric Power & Light Revenue PUT	3.875%	3/6/26	1,270	1,272
Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/25	600	606
Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/26	600	615
Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/27	500	521
Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/28	920	971
Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/24	400	401
Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/26	625	644
25

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/27	530	554
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/28	465	493
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	5.000%	1/1/25	850	855
[4]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/27	1,840	1,941
[4]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/28	3,250	3,488
[4]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/29	3,000	3,276
[4]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/30	4,855	5,367
[4]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/31	4,450	4,960
	South Regional Joint Development Authority College & University Revenue	5.000%	8/1/24	1,490	1,493
	White County Development Authority College & University Revenue	5.000%	10/1/29	1,795	1,758
					1,106,255
Guam (0.2%)
	Guam Department of Education COP	3.625%	2/1/25	320	317
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/24	1,100	1,101
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/24	855	856
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/24	500	500
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/25	2,250	2,253
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/25	925	935
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/25	500	505
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/26	965	987
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/29	1,100	1,102
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/30	1,100	1,192
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/31	1,000	1,094
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/31	1,335	1,460
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/27	350	360
	Guam Income Tax Revenue	5.000%	12/1/26	2,250	2,294
	Guam Income Tax Revenue	5.000%	12/1/27	5,230	5,332
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/24	1,860	1,864
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/25	515	520
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/26	1,500	1,517
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/27	580	588
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/28	300	310
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/28	450	456
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/29	1,400	1,466
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/31	2,070	2,097
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/24	2,145	2,148
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/24	1,555	1,557
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	1,000	1,002
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	1,480	1,492
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	1,565	1,578
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/26	2,160	2,197
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	3,860	3,967
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/28	3,250	3,375
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/29	4,515	4,734
					51,156
Hawaii (0.1%)
	Georgia GO	5.000%	10/1/29	1,250	1,294
[2]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.220%	5/2/24	1,730	1,730
[2]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.220%	7/1/39	6,665	6,665
	Hawaii GO	4.000%	8/1/32	4,500	4,494
	Hawaii GO	4.000%	8/1/33	4,660	4,643
	Hawaii GO	4.000%	8/1/34	10,000	9,951
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/27	1,845	1,935
	Honolulu HI City & County GO	5.000%	9/1/25	1,815	1,853
	Honolulu HI City & County GO	5.000%	7/1/28	1,000	1,077
	Honolulu HI City & County Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	4,300	4,384
					38,026
Idaho (0.1%)
	Boise City ID Airport Port, Airport & Marina Revenue (Public Parking Facilities Project)	4.000%	9/1/26	250	253
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	120	122
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,085	1,083
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	225	233
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/27	920	937
26

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	265	279
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	400	427
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/29	1,880	1,917
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.500%	9/1/33	1,000	879
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/25	6,605	6,658
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/27	900	928
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/24	2,100	2,104
[8]	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	4.000%	1/1/50	845	835
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	6.000%	7/1/54	2,200	2,405
[1]	University of Idaho College & University Revenue	5.000%	4/1/26	555	570
[1]	University of Idaho College & University Revenue	5.000%	4/1/27	450	470
					20,100
Illinois (7.4%)
[3]	Adams County School District No. 172 GO	4.000%	2/1/32	1,000	1,005
[3]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/25	555	556
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/25	240	233
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/25	665	667
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/26	400	373
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/26	710	716
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/27	380	340
[9]	Chicago Board of Education GO	0.000%	12/1/24	1,720	1,677
[9]	Chicago Board of Education GO	0.000%	12/1/24	1,670	1,628
	Chicago Board of Education GO	5.000%	12/1/24	1,000	1,004
	Chicago Board of Education GO	5.000%	12/1/24	3,055	3,068
	Chicago Board of Education GO	5.000%	12/1/24	12,500	12,553
[3]	Chicago Board of Education GO	5.000%	12/1/24	5,800	5,818
	Chicago Board of Education GO	5.000%	12/1/24	11,140	11,187
	Chicago Board of Education GO	5.000%	12/1/24	1,150	1,155
[9]	Chicago Board of Education GO	0.000%	12/1/25	5,105	4,770
[9]	Chicago Board of Education GO	0.000%	12/1/25	6,220	5,812
	Chicago Board of Education GO	0.000%	12/1/25	2,375	2,215
	Chicago Board of Education GO	5.000%	12/1/25	14,605	14,786
[3]	Chicago Board of Education GO	5.000%	12/1/25	4,500	4,542
	Chicago Board of Education GO	5.000%	12/1/25	2,500	2,531
	Chicago Board of Education GO	5.000%	12/1/25	1,000	1,012
[11]	Chicago Board of Education GO	5.500%	12/1/25	3,420	3,457
	Chicago Board of Education GO	0.000%	12/1/26	17,205	15,341
[9]	Chicago Board of Education GO	0.000%	12/1/26	2,960	2,651
[9,12]	Chicago Board of Education GO	0.000%	12/1/26	95	85
	Chicago Board of Education GO	5.000%	12/1/26	10,675	10,912
	Chicago Board of Education GO	5.000%	12/1/26	2,125	2,172
	Chicago Board of Education GO	5.000%	12/1/26	5,810	5,939
	Chicago Board of Education GO	5.000%	12/1/26	1,450	1,482
[12,13]	Chicago Board of Education GO	5.500%	12/1/26	10,475	10,805
[11]	Chicago Board of Education GO	5.500%	12/1/26	1,250	1,266
	Chicago Board of Education GO	7.000%	12/1/26	10,000	10,434
	Chicago Board of Education GO	0.000%	12/1/27	500	427
[9]	Chicago Board of Education GO	0.000%	12/1/27	1,060	910
	Chicago Board of Education GO	4.000%	12/1/27	10,875	10,803
[3]	Chicago Board of Education GO	5.000%	12/1/27	550	567
	Chicago Board of Education GO	5.000%	12/1/27	2,635	2,715
[3]	Chicago Board of Education GO	5.000%	12/1/27	4,450	4,589
	Chicago Board of Education GO	5.000%	12/1/27	3,860	3,978
[11]	Chicago Board of Education GO	5.500%	12/1/27	3,070	3,139
[9]	Chicago Board of Education GO	0.000%	12/1/28	13,020	10,686
[9,12]	Chicago Board of Education GO	0.000%	12/1/28	13,800	11,347
	Chicago Board of Education GO	5.000%	12/1/28	13,620	14,154
	Chicago Board of Education GO	5.000%	12/1/28	6,285	6,531
[9]	Chicago Board of Education GO	0.000%	12/1/29	550	431
	Chicago Board of Education GO	5.000%	12/1/29	16,420	17,190
	Chicago Board of Education GO	5.000%	12/1/30	11,645	12,084
[3]	Chicago Board of Education GO	5.000%	12/1/30	5,340	5,578
	Chicago Board of Education GO	5.000%	12/1/30	1,820	1,921
	Chicago Board of Education GO	5.000%	12/1/30	4,535	4,634
[3]	Chicago Board of Education GO	5.000%	12/1/30	1,000	1,045
[11]	Chicago Board of Education GO	5.500%	12/1/30	2,500	2,622
[4]	Chicago Board of Education GO	6.750%	12/1/30	1,065	1,167
27

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Chicago Board of Education GO	0.000%	12/1/31	1,205	863
	Chicago Board of Education GO	5.000%	12/1/31	7,590	7,947
	Chicago Board of Education GO	5.000%	12/1/31	6,045	6,208
[3]	Chicago Board of Education GO	5.000%	12/1/31	4,640	4,844
	Chicago Board of Education GO	5.000%	12/1/31	1,840	1,874
	Chicago Board of Education GO	5.000%	12/1/32	1,650	1,712
[3]	Chicago Board of Education GO	5.000%	12/1/32	2,800	2,920
[3]	Chicago Board of Education GO	5.000%	12/1/32	2,000	2,086
[3]	Chicago Board of Education GO	5.000%	12/1/33	1,000	1,043
	Chicago Board of Education GO	5.000%	12/1/34	1,250	1,281
	Chicago Board of Education GO	5.000%	12/1/34	12,960	13,177
	Chicago Board of Education GO	5.000%	12/1/34	2,000	2,034
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/25	4,320	4,350
[4]	Chicago IL (Pulaski Promenade Project) COP	5.240%	2/15/31	1,608	1,608
	Chicago IL GO	0.000%	1/1/25	1,130	1,095
	Chicago IL GO	5.000%	1/1/25	13,180	13,261
	Chicago IL GO	5.000%	1/1/25	3,100	3,119
	Chicago IL GO	5.000%	1/1/26	330	332
	Chicago IL GO	5.000%	1/1/26	6,020	6,128
	Chicago IL GO	5.000%	1/1/26	10,920	11,117
	Chicago IL GO	5.000%	1/1/26	1,260	1,268
	Chicago IL GO	5.000%	1/1/26	1,565	1,575
	Chicago IL GO	5.000%	1/1/27	8,450	8,704
	Chicago IL GO	5.000%	1/1/27	645	655
	Chicago IL GO	5.000%	1/1/28	8,655	9,037
	Chicago IL GO	5.000%	1/1/28	2,450	2,558
	Chicago IL GO	4.000%	1/1/29	6,127	6,201
	Chicago IL GO	5.000%	1/1/29	3,670	3,884
	Chicago IL GO	5.000%	1/1/29	2,500	2,535
	Chicago IL GO	4.000%	1/1/30	6,336	6,422
	Chicago IL GO	5.000%	1/1/30	7,320	7,818
	Chicago IL GO	5.000%	1/1/30	5,285	5,645
	Chicago IL GO	5.625%	1/1/30	9,010	9,357
	Chicago IL GO	0.000%	1/1/31	5,020	3,747
	Chicago IL GO	5.000%	1/1/31	515	520
	Chicago IL GO	5.625%	1/1/31	4,500	4,673
	Chicago IL GO	5.500%	1/1/33	7,985	8,047
	Chicago IL GO, ETM	0.000%	1/1/26	300	281
[9]	Chicago IL GO, ETM	0.000%	1/1/26	235	220
	Chicago IL GO, ETM	0.000%	1/1/27	1,000	905
[9]	Chicago IL GO, ETM	0.000%	1/1/27	1,000	905
[9]	Chicago IL GO, ETM	0.000%	1/1/27	2,050	1,854
[9]	Chicago IL GO, ETM	0.000%	1/1/28	100	88
	Chicago IL GO, Prere.	5.000%	1/1/25	2,285	2,304
	Chicago IL GO, Prere.	5.000%	1/1/25	1,720	1,730
	Chicago IL GO, Prere.	5.250%	1/1/25	2,500	2,519
[8]	Chicago IL Local or Guaranteed Housing Revenue PUT	4.000%	10/1/24	20,225	20,144
[1,4]	Chicago IL Transit Authority Sales Tax Revenue TOB VRDO	3.890%	5/2/24	6,200	6,200
[1,4,5]	Chicago IL Transit Authority Sales Tax Revenue TOB VRDO	3.890%	5/2/24	2,500	2,500
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/25	1,090	1,092
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/25	1,000	1,008
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/25	3,550	3,580
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/25	4,005	4,039
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/26	1,270	1,273
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/26	1,020	1,044
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/26	500	512
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/27	2,500	2,589
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/27	300	301
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/28	700	742
[3]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/29	2,650	2,863
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/29	675	729
[3]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/30	3,770	4,126
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/30	1,000	1,094
[9]	Chicago IL Wastewater Transmission Sewer Revenue	5.500%	1/1/30	465	492
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/31	3,555	3,663
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/33	2,140	2,154
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/34	1,000	1,002
28

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	Chicago IL Wastewater Transmission Sewer Revenue TOB VRDO	3.890%	5/2/24	2,880	2,880
	Chicago IL Waterworks Water Revenue	5.000%	11/1/24	1,725	1,735
	Chicago IL Waterworks Water Revenue	5.000%	11/1/24	3,100	3,119
	Chicago IL Waterworks Water Revenue	5.000%	11/1/25	2,050	2,093
	Chicago IL Waterworks Water Revenue	5.000%	11/1/25	12,505	12,765
	Chicago IL Waterworks Water Revenue	5.000%	11/1/26	14,865	15,347
	Chicago IL Waterworks Water Revenue	5.000%	11/1/27	5,000	5,218
	Chicago IL Waterworks Water Revenue	5.000%	11/1/27	1,000	1,034
	Chicago IL Waterworks Water Revenue	5.000%	11/1/28	3,000	3,100
[3]	Chicago IL Waterworks Water Revenue	5.000%	11/1/28	1,000	1,048
	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	4,560	4,750
	Chicago IL Waterworks Water Revenue	5.000%	11/1/30	2,000	2,070
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/30	1,000	1,032
[3]	Chicago IL Waterworks Water Revenue	5.000%	11/1/30	750	832
[3]	Chicago IL Waterworks Water Revenue	5.250%	11/1/30	3,555	3,759
[11]	Chicago IL Waterworks Water Revenue	5.750%	11/1/30	14,805	15,802
	Chicago IL Waterworks Water Revenue	5.000%	11/1/31	1,000	1,032
[3]	Chicago IL Waterworks Water Revenue	5.250%	11/1/32	1,055	1,118
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/25	1,160	1,167
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/26	845	849
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/27	1,655	1,662
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/29	1,700	1,710
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/30	120	121
[3]	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/30	1,800	1,889
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/34	1,500	1,508
[3,4]	Chicago IL Waterworks Water Revenue TOB VRDO	3.890%	5/2/24	7,230	7,230
[1]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	2,750	2,871
[1]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	5,000	5,317
[1]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	3,000	3,250
[1]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	1,000	1,103
[1]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	2,000	2,233
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	750	757
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	830	837
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	1,125	1,132
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	1,160	1,190
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	110	113
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	210	215
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	2,745	2,856
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	1,250	1,259
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	355	358
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	125	128
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	4,000	4,238
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	165	169
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	6,000	6,471
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	315	334
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	1,645	1,711
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	1,380	1,513
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	450	482
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	100	101
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	1,135	1,231
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	1,125	1,134
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/33	3,750	3,930
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	5,845	5,975
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/34	3,750	3,930
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	5.000%	1/1/26	1,250	1,282
	Chicago Park District GO	5.000%	11/15/24	680	684
	Chicago Park District GO	4.000%	1/1/25	390	390
	Chicago Park District GO	5.000%	1/1/25	625	629
	Chicago Park District GO	5.000%	1/1/25	315	315
	Chicago Park District GO	5.000%	1/1/25	300	300
[1]	Chicago Park District GO	5.000%	1/1/25	200	201
	Chicago Park District GO	5.000%	11/15/25	1,430	1,457
	Chicago Park District GO	5.000%	1/1/26	1,000	1,021
[1]	Chicago Park District GO	5.000%	1/1/26	550	562
	Chicago Park District GO	5.000%	11/15/26	1,500	1,550
	Chicago Park District GO	5.000%	1/1/27	925	944
[1]	Chicago Park District GO	5.000%	1/1/27	650	674
29

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago Park District GO	5.000%	1/1/27	1,000	1,037
[1]	Chicago Park District GO	5.000%	1/1/28	1,000	1,056
	Chicago Park District GO	5.000%	1/1/28	1,110	1,169
	Chicago Park District GO	5.000%	1/1/29	750	804
[7]	Chicago Park District GO	5.000%	1/1/29	1,875	2,016
	Chicago Park District GO	5.000%	1/1/30	1,700	1,851
	Chicago Park District GO	5.000%	1/1/30	1,320	1,438
[1]	Chicago Park District GO	4.000%	1/1/31	1,955	1,986
	Chicago Park District GO	5.000%	1/1/31	700	773
[1]	Chicago Park District GO	4.000%	11/15/32	1,000	1,015
[1,4]	Chicago Park District GO TOB VRDO	3.850%	5/2/24	12,000	12,000
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/24	5,065	5,067
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/24	1,250	1,251
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/25	6,115	6,172
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/25	4,415	4,456
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/25	1,625	1,641
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	3,850	3,934
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	2,500	2,555
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/27	9,015	9,346
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/27	2,750	2,851
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/28	5,250	5,513
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/28	7,250	7,614
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/29	5,845	6,222
[1,4]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue TOB VRDO	3.850%	5/2/24	15,000	15,000
[1,4]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue TOB VRDO	3.890%	5/2/24	3,070	3,070
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/28	1,600	1,701
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/29	1,000	1,078
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/30	1,250	1,364
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/31	1,555	1,710
	Cook County Community Unit School District No. 401 Elmwood Park GO	4.000%	12/1/24	1,690	1,690
[3]	Cook County IL GO	5.000%	11/15/26	3,710	3,856
	Cook County IL GO	5.000%	11/15/27	1,205	1,242
	Cook County IL GO	5.000%	11/15/28	2,705	2,789
	Cook County IL GO	5.000%	11/15/28	350	375
	Cook County IL GO	5.000%	11/15/29	3,600	3,915
	Cook County IL GO	5.000%	11/15/30	2,200	2,272
	Cook County IL Sales Tax Revenue	5.000%	11/15/26	650	673
	Cook County IL Sales Tax Revenue	5.000%	11/15/27	350	369
	Cook County IL Sales Tax Revenue	5.000%	11/15/28	290	310
	Cook County IL Sales Tax Revenue	5.000%	11/15/29	140	153
	Cook County IL Sales Tax Revenue	5.000%	11/15/29	275	300
	Cook County IL Sales Tax Revenue	5.000%	11/15/30	300	330
	Cook County IL Sales Tax Revenue	4.000%	11/15/34	1,000	1,022
	Cook County School District No. 105 GO	5.000%	1/15/27	1,065	1,108
	Cook County School District No. 122 Ridgeland GO	3.000%	12/1/26	2,300	2,248
	Cook County School District No. 122 Ridgeland GO	3.000%	12/1/27	2,370	2,308
	Cook County School District No. 122 Ridgeland GO	3.000%	12/1/28	1,735	1,685
	Cook County School District No. 151 South Holland GO	4.000%	4/1/25	675	676
[3]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/27	1,000	1,059
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	4.000%	12/15/29	4,000	4,107
[1]	Crestwood IL GO	5.000%	12/15/28	1,820	1,917
[1]	Crestwood IL GO	5.000%	12/15/29	1,910	2,037
[1]	Crestwood IL GO	5.000%	12/15/31	1,345	1,461
	DuPage & Cook Counties Community Consolidated School District No. 181 Hinsdale GO	4.000%	1/15/28	485	492
	DuPage & Cook Counties Community Unit School District No. 205 Elmhurst GO	4.000%	1/1/28	600	614
	Elk Grove Village IL GO	3.000%	1/1/25	560	555
[3]	Franklin Park IL GO	4.000%	7/1/30	1,015	1,015
	Illinois Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.450%	3/3/26	2,000	1,948
	Illinois Development Finance Authority Local or Guaranteed Housing Revenue	5.250%	4/1/53	7,920	8,255
[4]	Illinois Finance Authority Charter School Aid Revenue	4.000%	10/1/30	630	604
	Illinois Finance Authority Charter School Aid Revenue	4.000%	11/1/31	265	259
	Illinois Finance Authority College & University Revenue	5.000%	9/1/24	1,235	1,237
	Illinois Finance Authority College & University Revenue	5.000%	10/1/24	250	251
	Illinois Finance Authority College & University Revenue	5.000%	2/15/25	875	875
	Illinois Finance Authority College & University Revenue	5.000%	9/1/25	905	899
	Illinois Finance Authority College & University Revenue	5.000%	9/1/25	1,295	1,309
	Illinois Finance Authority College & University Revenue	5.000%	10/1/25	100	101
30

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Finance Authority College & University Revenue	5.000%	10/1/25	275	273
	Illinois Finance Authority College & University Revenue	5.000%	9/1/26	530	526
	Illinois Finance Authority College & University Revenue	5.000%	9/1/26	680	695
	Illinois Finance Authority College & University Revenue	5.000%	10/1/26	225	231
	Illinois Finance Authority College & University Revenue	5.000%	9/1/27	730	725
	Illinois Finance Authority College & University Revenue	5.000%	10/1/27	315	306
	Illinois Finance Authority College & University Revenue	5.000%	2/15/28	400	405
	Illinois Finance Authority College & University Revenue	5.000%	9/1/28	750	768
	Illinois Finance Authority College & University Revenue	5.000%	10/1/28	550	532
	Illinois Finance Authority College & University Revenue	5.000%	2/15/29	920	933
	Illinois Finance Authority College & University Revenue	5.000%	2/15/30	335	340
	Illinois Finance Authority College & University Revenue	4.000%	10/1/30	3,115	3,138
	Illinois Finance Authority College & University Revenue	4.125%	12/1/30	1,505	1,395
	Illinois Finance Authority College & University Revenue	5.000%	2/15/31	370	375
	Illinois Finance Authority College & University Revenue	5.000%	2/15/32	225	228
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/25	325	329
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/27	425	440
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/29	940	997
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/30	200	214
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/31	205	221
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/32	215	233
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	1,650	1,650
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	3,220	3,226
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	1,655	1,659
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	500	501
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	595	599
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	3,350	3,376
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	7,670	7,746
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	4,500	4,569
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	125	126
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,000	1,006
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,840	1,874
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	4,500	4,609
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	2,400	2,445
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	1,000	1,010
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	4,315	4,382
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,655	1,691
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	2,205	2,272
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,785	1,844
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	2,600	2,680
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	250	254
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,000	1,013
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	3,250	3,289
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,020	1,048
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	3,000	3,135
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	1,890	1,937
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	650	666
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,735	1,794
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	2,310	2,430
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	950	974
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,540	1,541
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	1,505	1,541
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,815	1,899
[4]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	7,000	7,092
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	550	564
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	1,420	1,468
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/32	1,010	998
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	2,500	2,577
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,030	1,055
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,125	1,136
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue (Advocate Health Care Project)	4.000%	11/1/30	8,325	8,361
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/25	12,030	12,168
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/26	13,840	14,141
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/27	8,730	9,097
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/24	1,395	1,397
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	2,500	2,529
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	5/15/25	3,150	3,195
31

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	5/15/25	1,100	1,116
[2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.300%	4.100%	4/1/51	5,705	5,705
[2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.470%	5/1/42	1,405	1,380
	Illinois Finance Authority Intergovernmental Agreement Revenue	5.000%	12/15/24	720	726
	Illinois Finance Authority Intergovernmental Agreement Revenue	5.000%	12/15/25	1,000	1,025
	Illinois Finance Authority Lease Revenue	5.000%	1/1/31	1,125	1,150
[2]	Illinois Finance Authority Recreational Revenue, 70% of SOFR + 1.200%	4.924%	11/1/34	10,380	10,357
	Illinois Finance Authority Water Revenue PUT	3.875%	9/1/28	1,085	1,075
	Illinois GO	4.000%	5/1/24	225	225
	Illinois GO	5.000%	5/1/24	375	375
	Illinois GO	5.000%	5/1/24	2,000	2,000
	Illinois GO	5.500%	5/1/24	375	375
	Illinois GO	5.000%	6/1/24	2,500	2,502
	Illinois GO	5.000%	7/1/24	4,080	4,085
	Illinois GO	5.000%	10/1/24	765	768
	Illinois GO	5.000%	10/1/24	5,000	5,020
	Illinois GO	5.000%	11/1/24	36,340	36,515
	Illinois GO	5.000%	2/1/25	550	550
	Illinois GO	4.000%	3/1/25	750	750
	Illinois GO	5.000%	3/1/25	2,750	2,774
	Illinois GO	5.000%	3/1/25	10,000	10,084
	Illinois GO	5.000%	4/1/25	4,170	4,173
	Illinois GO	5.000%	5/1/25	280	280
	Illinois GO	5.000%	5/1/25	2,500	2,527
	Illinois GO	5.000%	5/1/25	3,200	3,234
	Illinois GO	5.500%	5/1/25	3,000	3,047
	Illinois GO	6.000%	5/1/25	150	153
	Illinois GO	5.000%	7/1/25	7,750	7,849
	Illinois GO	5.000%	9/1/25	3,405	3,455
	Illinois GO	5.000%	11/1/25	39,075	39,749
[1]	Illinois GO	5.000%	11/1/25	10,000	10,191
	Illinois GO	5.000%	12/1/25	500	509
	Illinois GO	5.000%	12/1/25	660	672
	Illinois GO	5.000%	1/1/26	3,680	3,750
	Illinois GO	5.000%	2/1/26	3,125	3,128
	Illinois GO	5.000%	2/1/26	8,900	9,080
	Illinois GO	5.000%	3/1/26	3,250	3,320
	Illinois GO	5.000%	3/1/26	10,000	10,215
[3]	Illinois GO	5.000%	4/1/26	2,500	2,502
	Illinois GO	5.000%	5/1/26	6,550	6,555
	Illinois GO	5.000%	5/1/26	5,000	5,120
	Illinois GO	5.500%	5/1/26	8,675	8,966
	Illinois GO	5.000%	7/1/26	5,795	5,948
	Illinois GO	5.000%	11/1/26	25,940	26,750
	Illinois GO	5.000%	11/1/26	3,500	3,609
	Illinois GO	5.000%	1/1/27	1,750	1,782
	Illinois GO	5.000%	3/1/27	6,825	7,063
	Illinois GO	5.000%	3/1/27	7,935	8,212
	Illinois GO	5.000%	4/1/27	2,585	2,587
	Illinois GO	5.000%	5/1/27	4,280	4,284
	Illinois GO	5.000%	5/1/27	7,000	7,263
	Illinois GO	5.000%	6/1/27	1,400	1,432
	Illinois GO	5.000%	7/1/27	9,605	9,999
	Illinois GO	5.000%	10/1/27	1,500	1,565
	Illinois GO	5.000%	11/1/27	19,070	19,945
	Illinois GO	5.000%	1/1/28	625	637
	Illinois GO	5.500%	1/1/28	240	255
	Illinois GO	5.000%	2/1/28	1,075	1,111
	Illinois GO	4.000%	3/1/28	3,000	3,030
	Illinois GO	5.000%	3/1/28	805	845
	Illinois GO	5.000%	5/1/28	1,555	1,556
	Illinois GO	5.000%	5/1/28	5,000	5,261
	Illinois GO	5.000%	6/1/28	890	912
	Illinois GO	5.000%	7/1/28	1,680	1,772
	Illinois GO	5.000%	10/1/28	3,000	3,174
32

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois GO	5.000%	11/1/28	23,700	24,732
	Illinois GO	5.000%	11/1/28	2,895	3,068
	Illinois GO	5.000%	2/1/29	4,590	4,748
	Illinois GO	5.250%	2/1/29	350	351
	Illinois GO	5.000%	4/1/29	1,320	1,321
	Illinois GO	3.500%	6/1/29	2,260	2,190
	Illinois GO	5.000%	7/1/29	25,000	26,723
	Illinois GO	5.000%	11/1/29	28,550	29,799
	Illinois GO	5.000%	1/1/30	1,000	1,021
[3]	Illinois GO	4.000%	2/1/31	1,500	1,508
	Illinois GO	4.125%	11/1/31	2,240	2,250
	Illinois GO	5.000%	12/1/31	1,000	1,044
	Illinois GO	5.000%	11/1/32	4,255	4,361
[8]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	0.800%	7/1/26	605	554
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	10/1/48	4,785	4,735
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	10/1/49	2,850	2,823
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.250%	10/1/49	1,625	1,614
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.750%	4/1/50	1,225	1,204
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	4/1/51	10,390	9,968
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	4/1/52	21,040	20,464
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.500%	10/1/52	17,710	17,787
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.250%	10/1/52	10,895	11,268
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue (Harvey II & III Project) PUT	5.000%	3/1/26	4,300	4,363
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	12/1/24	2,000	1,991
[8]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	6/1/25	3,020	3,005
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	2,045	2,069
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	1,170	1,184
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	11,318	11,430
[2]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 1.000%	4.770%	5/15/50	3,750	3,749
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/25	11,110	11,186
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/26	15,370	15,597
	Illinois Sales Tax Revenue	5.000%	6/15/24	1,340	1,343
	Illinois Sales Tax Revenue	5.000%	6/15/24	1,850	1,852
	Illinois Sales Tax Revenue	5.000%	6/15/24	1,880	1,882
[1]	Illinois Sales Tax Revenue	5.000%	6/15/24	4,600	4,605
	Illinois Sales Tax Revenue	5.000%	6/15/24	5,000	5,006
[9]	Illinois Sales Tax Revenue	6.000%	6/15/24	205	206
	Illinois Sales Tax Revenue	5.000%	6/15/25	4,925	4,933
	Illinois Sales Tax Revenue	5.000%	6/15/25	8,825	8,948
	Illinois Sales Tax Revenue	5.000%	6/15/25	5,000	5,070
[1]	Illinois Sales Tax Revenue	5.000%	6/15/25	9,370	9,380
[9]	Illinois Sales Tax Revenue	6.000%	6/15/25	375	386
	Illinois Sales Tax Revenue	5.000%	6/15/26	4,775	4,782
	Illinois Sales Tax Revenue	5.000%	6/15/26	1,250	1,285
[9]	Illinois Sales Tax Revenue	6.000%	6/15/26	125	131
	Illinois Sales Tax Revenue	4.000%	6/15/27	1,065	1,078
[9]	Illinois Sales Tax Revenue	6.000%	6/15/27	3,040	3,270
	Illinois Sales Tax Revenue	4.000%	6/15/28	7,355	7,437
	Illinois Sales Tax Revenue	4.000%	6/15/29	4,390	4,426
[1]	Illinois Sales Tax Revenue	4.000%	6/15/30	890	898
[1]	Illinois Sales Tax Revenue	4.000%	6/15/30	1,000	1,042
	Illinois Sales Tax Revenue	3.000%	6/15/31	10,385	9,760
	Illinois Sales Tax Revenue	3.000%	6/15/34	300	274
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/28	2,000	2,085
[1]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/28	5,250	5,514
[1]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/28	2,100	2,204
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/29	2,500	2,633
[1]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/29	6,820	7,253
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/30	3,000	3,198
[1]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/30	4,100	4,342
	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.000%	6/15/24	2,700	2,703
[3]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.000%	6/15/27	7,110	7,104
[3]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.250%	6/15/31	1,820	1,821
[3]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.250%	6/15/32	10,150	10,154
[11]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/24	22,295	22,166
[11]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/25	2,905	2,761
33

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[11]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/26	4,815	4,388
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	9,510	9,599
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	14,930	15,320
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	20,635	21,536
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	110	112
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	1,000	1,023
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	1,350	1,380
	Illinois State Toll Highway Authority Highway Revenue	4.000%	12/1/31	205	207
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/32	7,505	7,642
[3]	Illinois State University College & University Revenue	5.000%	4/1/28	750	791
[3]	Illinois State University College & University Revenue	5.000%	4/1/28	785	828
	Joliet IL Waterworks & Sewerage Water Revenue BAN	5.000%	1/1/25	4,125	4,137
	Kane & DeKalb Counties Community Unit School District No. 301 Burlington GO	0.000%	12/1/25	1,000	933
[13]	Kane & DeKalb Counties Community Unit School District No. 302 Kaneland GO	0.000%	2/1/28	1,000	865
[3]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/25	170	173
[3]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/25	350	357
[3]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/26	220	227
[3]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/26	410	424
[3]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/27	215	220
	Kane McHenry Cook & De Kalb Counties IL Unit School District No. 300 GO	5.000%	1/1/29	10,000	10,462
	Kane McHenry Cook & De Kalb Counties IL Unit School District No. 300 GO	5.000%	1/1/30	2,000	2,089
[3]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/25	2,500	2,523
[3]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/26	3,605	3,694
[3]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/27	2,000	2,080
[1]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/27	1,500	1,560
[3]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	0.000%	2/1/28	5,090	4,404
[3]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/29	1,500	1,592
	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/33	1,500	1,521
	Lake County Forest Preserve District GO	5.000%	12/15/27	4,015	4,277
[1]	Madison County Community Unit School District No. 8 Bethalto GO	4.000%	12/1/30	1,000	1,020
	Metropolitan Pier & Exposition Authority Appropriations Revenue	3.000%	6/15/24	5,550	5,537
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/24	6,955	6,783
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/24	2,145	2,092
	Metropolitan Pier & Exposition Authority Appropriations Revenue	3.000%	6/15/25	2,000	1,967
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/25	1,000	1,017
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/26	4,305	3,973
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/26	11,500	10,405
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/26	2,075	2,135
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/27	60	53
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/27	5,000	5,220
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/28	10,450	8,945
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/28	1,155	1,205
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/28	3,750	3,912
[3,12]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	2,000	2,089
[12,13]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	1,505	1,572
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/29	2,000	1,621
[3,14]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/30	10,000	8,010
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/30	10,000	7,801
	Metropolitan Pier & Exposition Authority Appropriations Revenue (Mccormick Expansion Project)	5.000%	12/15/27	2,300	2,336
[4,5]	Metropolitan Pier & Exposition Authority Appropriations Revenue TOB VRDO	3.820%	5/2/24	6,750	6,750
[3,4]	Metropolitan Pier & Exposition Authority Appropriations Revenue TOB VRDO	3.930%	5/2/24	8,007	8,007
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.000%	6/15/24	735	734
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.000%	6/15/26	975	977
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.000%	6/15/28	1,245	1,259
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/30	1,555	1,592
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/31	1,730	1,770
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	1,875	1,947
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/29	1,410	1,549
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/31	7,110	7,349
[3]	Mundelein IL GO	4.000%	12/15/25	500	503
[3]	Mundelein IL GO	4.000%	12/15/26	500	507
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/24	1,540	1,549
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/26	105	109
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/28	170	177
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/25	500	504
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/26	1,450	1,474
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/27	2,200	2,261
34

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/27	325	337
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/28	325	341
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/29	325	345
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/31	1,040	1,092
[1]	Peoria IL GO	4.000%	1/1/25	750	750
[1]	Peoria IL GO	4.000%	1/1/26	250	251
	Plano IL Special Service Area No. 3 & No. 4 Special Tax Revenue (Lakewood Springs Project)	4.000%	3/1/35	3,810	3,564
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/24	21,820	21,833
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/25	41,625	42,181
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/26	4,220	4,343
	Regional Transportation Authority Sales Tax Revenue	5.000%	7/1/28	730	768
	Romeoville IL College & University Revenue (Lewis University Project)	5.000%	10/1/26	105	105
	Romeoville IL College & University Revenue (Lewis University Project)	5.000%	10/1/35	4,930	4,879
	Romeoville IL GO	5.000%	12/30/25	3,315	3,383
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/25	4,730	4,767
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/26	2,900	2,968
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/27	15,290	15,902
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/28	8,000	8,482
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/29	10,000	10,776
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/25	1,750	1,764
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/26	7,855	8,040
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/27	7,500	7,800
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/28	2,000	2,120
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/28	1,720	1,816
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/28	1,735	1,832
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/29	1,000	1,078
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/29	3,075	3,301
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/30	520	569
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/30	2,000	2,181
[4]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	3.870%	5/2/24	3,510	3,510
[4]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	3.910%	5/2/24	7,200	7,200
[4]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	3.910%	5/2/24	3,990	3,990
[3]	Sangamon County School District No. 186 Springfield GO	4.000%	2/1/28	1,615	1,633
[3]	Sangamon County School District No. 186 Springfield GO	4.000%	2/1/29	2,065	2,099
	Schaumburg IL GO	4.000%	12/1/26	6,485	6,598
	Schaumburg IL GO	4.000%	12/1/28	1,000	1,036
	Schaumburg IL GO	4.000%	12/1/29	8,155	8,508
[9]	Southern Illinois University College & University Revenue	0.000%	4/1/25	310	296
[1]	Southern Illinois University College & University Revenue	5.000%	4/1/25	200	201
[1]	Southern Illinois University College & University Revenue	5.000%	4/1/26	175	178
[1]	Southern Illinois University College & University Revenue	5.000%	4/1/27	210	216
[1]	Southern Illinois University College & University Revenue	4.000%	4/1/28	750	753
[1]	Southern Illinois University College & University Revenue	5.000%	4/1/28	275	286
[1]	Southern Illinois University College & University Revenue	4.000%	4/1/29	400	398
[1]	Southern Illinois University College & University Revenue	5.000%	4/1/29	365	385
[1]	Southern Illinois University College & University Revenue	5.000%	4/1/30	425	452
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	1,965	1,974
	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.000%	4/15/27	730	763
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/25	10,370	10,454
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/26	5,565	5,602
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/27	1,070	1,079
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/33	2,000	2,015
	Springfield IL GO	3.250%	12/1/30	1,085	1,031
	St. Clair County Community Unit School District No. 19 Mascoutah GO	5.000%	2/1/29	700	700
	University of Illinois College & University Revenue	5.000%	4/1/27	2,665	2,721
	University of Illinois College & University Revenue	5.000%	10/1/28	485	513
	University of Illinois College & University Revenue	5.000%	10/1/29	965	1,030
	University of Illinois College & University Revenue	5.000%	10/1/30	1,150	1,241
[1]	Western Illinois University College & University Revenue	4.000%	4/1/25	750	749
[1]	Western Illinois University College & University Revenue	4.000%	4/1/26	1,340	1,337
[1]	Western Illinois University College & University Revenue	4.000%	4/1/27	1,400	1,397
	Wheeling IL GO	4.000%	12/1/26	1,995	2,025
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	5.000%	1/1/25	410	413
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	5.000%	1/1/26	275	280
[3]	Will County Community Unit School District No. 365-U Valley View GO	0.000%	11/1/26	855	776
[3]	Will County Community Unit School District No. 365-U Valley View GO, ETM	0.000%	11/1/26	145	133
	Will County IL (Renewable Natural GAS Project) GO	4.000%	11/15/25	330	332
35

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Will County IL (Renewable Natural GAS Project) GO	5.000%	11/15/27	1,045	1,108
	Will County IL (Renewable Natural GAS Project) GO	5.000%	11/15/28	1,000	1,081
[1]	Williamson Jackson Etc Counties Community College District No. 530 John A Logan College GO	5.000%	12/1/28	1,165	1,203
[1]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/27	1,245	1,293
[1]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/28	3,910	4,131
[1]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/29	4,175	4,484
[1]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/30	8,730	9,524
					2,161,733
Indiana (1.3%)
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/24	250	250
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	400	406
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	1,010	1,043
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	500	521
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/28	350	373
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/28	500	534
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/29	500	538
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/29	325	352
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/29	500	542
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/30	500	546
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/31	500	554
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/31	700	781
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/24	200	200
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	350	353
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	350	358
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	1,915	1,998
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	1,970	2,075
	Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/26	1,900	1,917
	Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/27	1,935	1,958
	Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/27	1,975	2,005
	Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/28	1,715	1,747
	Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/28	2,055	2,098
	Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/29	2,095	2,143
	Columbus Multi-High School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/24	1,270	1,272
	Columbus Multi-High School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/28	100	106
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	1,235	1,298
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/28	475	504
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/28	485	519
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/29	500	540
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/29	5,355	5,829
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/29	675	735
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/30	1,000	1,097
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	560	589
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/28	860	912
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/29	1,800	1,940
	East Chicago IN Local or Guaranteed Housing Revenue PUT	5.000%	8/1/24	11,980	11,990
[1]	Evansville Redevelopment Authority Lease (Abatement) Revenue (Arena Project)	4.000%	2/1/31	1,195	1,205
[1]	Fishers IN Sewage Works Sewer Revenue	4.000%	1/1/26	200	201
[1]	Fishers IN Sewage Works Sewer Revenue	4.000%	1/1/27	225	228
[1]	Fishers IN Sewage Works Sewer Revenue	4.000%	1/1/28	275	281
[1]	Fishers IN Sewage Works Sewer Revenue	4.000%	1/1/29	275	283
[1]	Fort Wayne Redevelopment Authority Lease (Abatement) Revenue (Electric Works Project)	4.000%	6/15/27	775	789
[1]	Fort Wayne Redevelopment Authority Lease (Abatement) Revenue (Electric Works Project)	4.000%	6/15/28	805	825
[1]	Fort Wayne Redevelopment Authority Lease (Abatement) Revenue (Electric Works Project)	4.000%	12/15/28	410	421
	Franklin IN Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,340	1,355
	Greencastle Community School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/30	1,540	1,591
	Griffith Public School Improvement Building Corp. Lease (Abatement) Revenue	4.000%	7/15/26	2,105	2,126
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/24	1,500	1,502
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	1,055	1,063
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	2,355	2,373
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	2,030	2,061
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	2,080	2,119
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	2,130	2,188
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/24	110	109
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/25	100	97
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/25	450	428
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/26	370	344
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/26	370	338
36

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/27	320	286
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/27	320	281
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/25	275	275
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/26	540	541
	Indiana Finance Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Project)	3.000%	11/1/30	1,250	1,145
	Indiana Finance Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Project)	4.250%	11/1/30	5,275	5,229
	Indiana Finance Authority Electric Power & Light Revenue PUT	0.750%	4/1/26	5,900	5,414
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,015	1,015
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	3,275	3,293
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,905	1,915
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,145	1,150
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	3,645	3,665
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	380	380
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,205	1,219
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	6,240	6,365
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	5,315	5,421
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,550	1,578
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	395	396
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	830	834
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/27	1,460	1,407
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/31	2,000	1,889
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Margaret Mary Health Project)	5.000%	3/1/29	1,410	1,461
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.250%	7/1/25	7,250	7,115
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	0.700%	1/1/26	7,500	6,994
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.100%	11/1/26	4,210	3,976
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/28	16,835	17,701
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/30	32,000	34,626
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/32	20,000	22,112
[2]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.300%	4.070%	3/1/39	3,055	3,007
	Indiana Finance Authority Industrial Revenue	4.125%	12/1/26	9,415	9,375
	Indiana Finance Authority Industrial Revenue (Valley Electric Corp. Project)	2.500%	11/1/30	1,000	888
	Indiana Finance Authority Intergovernmental Agreement Revenue (Citizens Energy Group Project)	5.000%	10/1/30	670	748
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/29	7,500	8,125
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/24	1,250	1,256
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/27	1,000	1,059
[7]	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/28	1,430	1,525
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/29	1,200	1,317
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/29	2,295	2,519
[7]	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/29	1,600	1,734
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/30	2,750	3,067
[7]	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/30	1,175	1,291
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/24	850	851
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/24	800	801
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	1,050	1,058
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/25	1,100	1,109
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	235	237
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/26	525	529
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.750%	1/1/49	1,360	1,338
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.250%	7/1/49	1,580	1,541
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.000%	7/1/50	4,885	4,708
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.000%	7/1/52	3,700	3,541
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	4.750%	7/1/52	3,325	3,357
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/53	3,365	3,419
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	5.750%	7/1/53	1,585	1,662
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/26	1,125	1,159
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/27	500	524
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/29	1,520	1,564
	Indianapolis Board of School Commissioners GO	5.000%	7/15/24	310	311
	Indianapolis Board of School Commissioners GO	5.000%	1/15/25	500	504
	Indianapolis Department of Public Utilities Gas Utility Natural Gas Revenue	5.000%	8/15/24	3,480	3,490
	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	5.000%	3/1/33	1,100	1,192
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/24	1,125	1,126
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/25	1,875	1,900
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/26	1,800	1,851
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/27	11,400	11,928
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/28	6,745	7,184
37

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/29	7,855	8,502
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Cityway 1 Project)	5.000%	2/1/25	625	626
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Cityway 1 Project)	5.000%	2/1/26	875	876
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Cityway 1 Project)	5.000%	2/1/27	1,750	1,751
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Cityway 1 Project)	5.000%	2/1/28	1,875	1,876
[9]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Waterworks Project)	5.250%	1/1/25	12,215	12,339
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/24	1,225	1,227
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/25	3,040	3,043
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/25	6,190	6,212
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/26	5,660	5,677
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/26	6,765	6,800
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/30	600	653
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/30	1,000	1,097
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/31	1,100	1,222
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/31	600	667
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	360	368
	Michigan City School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	1,480	1,483
[1]	Mishawaka IN Waterworks Water Revenue	3.000%	1/1/25	490	486
[1]	Mishawaka IN Waterworks Water Revenue	4.000%	1/1/26	1,020	1,028
[1]	Mishawaka IN Waterworks Water Revenue	4.000%	7/1/26	1,015	1,027
[1]	Mishawaka IN Waterworks Water Revenue	4.000%	1/1/28	1,100	1,128
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/27	930	949
	Portage Redevelopment Authority Lease (Abatement) Revenue	4.000%	8/1/30	1,385	1,382
	Richmond Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	1,635	1,641
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/24	985	982
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/26	300	295
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/27	350	357
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/28	375	384
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/28	300	308
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/29	300	310
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/29	300	311
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/30	400	416
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/30	400	417
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/25	550	552
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/26	420	422
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/26	1,065	1,075
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/27	1,510	1,531
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/24	525	525
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	1,175	1,185
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	800	813
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	1,230	1,259
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	635	655
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	1,295	1,347
	Wayne Township IN School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/24	2,330	2,331
	Wayne Township IN School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/25	4,095	4,104
	Whiting Redevelopment District Tax Allocation Revenue	3.500%	7/15/26	1,825	1,781
	Whiting Redevelopment District Tax Allocation Revenue	4.000%	1/15/32	3,950	3,734
					390,182
Iowa (0.2%)
	Des Moines IA GO	5.000%	6/1/25	5,670	5,759
	Iowa City Community School District GO	2.900%	6/1/31	2,800	2,596
	Iowa City Community School District GO	2.950%	6/1/32	3,010	2,770
	Iowa City Community School District GO	3.000%	6/1/33	3,100	2,869
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	1,700	1,711
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/25	990	973
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	2,000	2,034
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	90	88
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,000	1,019
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	6.600%	5/15/28	1,365	1,402
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	415	390
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/30	1,260	1,187
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	3,710	3,731
	Iowa Finance Authority Local or Guaranteed Housing Revenue	4.000%	7/1/47	945	936
	Iowa Finance Authority Local or Guaranteed Housing Revenue	4.000%	7/1/47	2,025	2,001
	Iowa Finance Authority Local or Guaranteed Housing Revenue	3.500%	1/1/49	985	961
	Iowa Finance Authority Local or Guaranteed Housing Revenue	3.000%	1/1/52	910	871
	Iowa Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/52	12,230	12,576
38

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Iowa Finance Authority Local or Guaranteed Housing Revenue	6.000%	7/1/52	3,915	4,123
	Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	7/1/50	3,745	3,637
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/24	330	331
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/25	345	349
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/26	705	721
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/27	1,050	1,087
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/28	370	388
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	425	441
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,300	1,379
	Xenia Rural Water District Water Revenue	5.000%	12/1/24	565	568
					56,898
Kansas (0.4%)
	Burlington KS Industrial Revenue PUT	4.300%	6/1/26	7,630	7,607
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/24	1,545	1,545
[4,9]	Coffeyville KS Electric System Electric Power & Light Revenue	5.000%	6/1/27	1,600	1,619
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,080	1,078
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,100	1,087
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/28	2,500	2,511
	Kansas Development Finance Authority Appropriations Revenue (State of Kansas Project)	5.000%	11/1/26	5,750	5,981
	Kansas Development Finance Authority College & University Revenue (University of Kansas Project)	5.000%	5/1/26	7,465	7,699
	Kansas Development Finance Authority College & University Revenue (University of Kansas Project)	5.000%	5/1/27	6,780	7,127
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	28,850	30,500
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/28	2,860	3,048
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,000	1,008
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	508
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	500	513
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/24	250	250
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/26	1,020	1,030
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/27	870	887
	Manhattan KS GO	0.400%	6/15/25	12,305	11,623
	Olathe KS GO	4.250%	10/1/27	5,910	6,126
[4]	Overland Park KS Sales Tax Revenue (Bluhawl Star Bond Project)	5.500%	11/15/28	75	76
	Prairie Village KS Special Obligation Revenue (Meadowbrook TIF Project)	2.875%	4/1/30	90	87
	Sedgwick County Unified School District No. 259 Wichita GO	4.000%	10/1/24	5,000	5,005
	Sedgwick County Unified School District No. 266 Maize GO	3.000%	9/1/26	6,300	6,187
	Seward County Unified School District No. 480 Liberal GO	5.000%	9/1/24	1,540	1,545
	Seward County Unified School District No. 480 Liberal GO	5.000%	9/1/25	1,750	1,781
	Topeka KS GO	4.250%	8/15/27	1,365	1,396
[1]	Wyandotte County-Kansas City Unified Government GO	4.000%	8/1/26	1,980	1,996
[1]	Wyandotte County-Kansas City Unified Government GO	4.000%	8/1/26	1,515	1,528
[1]	Wyandotte County-Kansas City Unified Government GO	4.000%	8/1/27	2,065	2,099
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	4.000%	9/1/33	1,810	1,828
					115,275
Kentucky (2.3%)
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	940	943
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	1,635	1,652
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	1,970	2,011
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,000	1,016
	Carroll County KY Industrial Revenue (Kentucky Utilities Co. Project) PUT	1.550%	9/1/26	12,250	11,283
	Commonwealth of Kentucky COP	5.000%	6/15/34	1,320	1,330
	Eastern Kentucky University College & University Revenue	5.000%	4/1/28	1,030	1,090
	Eastern Kentucky University College & University Revenue	5.000%	4/1/29	1,080	1,162
	Eastern Kentucky University College & University Revenue	5.000%	4/1/30	1,135	1,240
[3]	Fayette County School District Finance Corp. Lease(Renewal) Revenue	5.000%	8/1/30	1,000	1,013
	Kenton KY GO	4.000%	4/1/30	1,000	1,013
	Kentucky Asset Liability Commission Appropriations Revenue (Project NTS-Federal Highway Trust Fund-1)	5.000%	9/1/27	1,425	1,447
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/26	1,000	1,036
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/27	1,000	1,054
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/27	120	121
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/28	125	127
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	5.000%	3/1/28	195	204
	Kentucky Bond Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,000	1,011
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/25	1,660	1,688
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/25	1,960	1,995
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/26	2,060	2,132
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,000	1,017
39

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,325	1,360
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,275	1,327
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	3,000	3,069
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,000	1,041
[2]	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 1.400%	5.170%	2/1/46	1,000	1,000
	Kentucky Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	9/1/26	3,810	3,874
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/26	90	91
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/27	1,690	1,709
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/30	1,680	1,697
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/24	1,300	1,304
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/25	800	811
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/26	2,585	2,648
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/32	165	172
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/32	1,625	1,652
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/33	1,000	1,040
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/24	5,875	5,873
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/24	1,725	1,723
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	1,500	1,498
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	500	498
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/25	1,905	1,902
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/25	1,780	1,776
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/25	825	818
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/26	1,075	1,072
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/26	1,085	1,072
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/26	1,890	1,882
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/27	2,110	2,102
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/27	305	304
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/27	1,980	1,973
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	7/1/29	1,500	1,553
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	7/1/30	2,090	2,182
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	1/1/25	155,495	155,436
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	98,680	98,655
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	36,850	36,840
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	66,635	66,107
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/28	35,010	34,910
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	7/1/30	62,585	65,066
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	2/1/32	12,260	12,957
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue	5.000%	8/1/27	350	356
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/24	1,355	1,359
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/27	1,640	1,667
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/29	1,000	1,015
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	2/1/26	3,260	3,338
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	2/1/27	200	205
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/27	1,650	1,714
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 115)	5.000%	4/1/31	1,430	1,483
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 117)	5.000%	5/1/27	1,150	1,203
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 117)	5.000%	5/1/28	500	525
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/24	1,500	1,509
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/25	2,000	2,040
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/26	4,180	4,334
[3]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/27	3,080	3,270
[3]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/28	1,150	1,243
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/27	260	274
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/28	375	402
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/29	500	546
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/30	1,025	1,135
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/28	170	175
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/24	795	796
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/27	410	431
	Lexington-Fayette Urban County Government GO	3.000%	9/1/28	1,000	939
	Louisville Water Co. Water Revenue	3.125%	11/15/30	3,750	3,575
	Louisville/Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	3,110	3,181
	Louisville-Jefferson County KY Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/26	24,765	25,304
	Louisville-Jefferson County KY Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/29	1,000	1,064
	Louisville-Jefferson County KY Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/29	25,180	26,743
	Louisville-Jefferson County KY Metropolitan Government Industrial Revenue	0.900%	9/1/26	1,440	1,323
40

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Northern Kentucky University College & University Revenue	5.000%	9/1/26	1,235	1,278
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/25	2,875	2,861
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/25	2,855	2,841
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/26	4,460	4,461
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/26	1,710	1,743
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/27	1,975	1,979
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/27	7,145	7,378
[3]	Paducah Electric Plant Board Electric Power & Light Revenue	5.000%	10/1/26	1,100	1,133
	University of Kentucky College & University Revenue	3.250%	4/1/28	2,235	2,230
	University of Kentucky College & University Revenue	3.500%	4/1/29	2,305	2,299
[3]	University of Louisville College & University Revenue	5.000%	9/1/28	1,230	1,307
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	295	298
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	690	707
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	500	521
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	1,235	1,311
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	530	571
	Warren County School District Finance Corp. Lease (Renewal) Revenue	4.000%	4/1/26	3,440	3,466
	Warren County School District Finance Corp. Lease (Renewal) Revenue	3.000%	4/1/28	2,000	1,914
					684,026
Louisiana (1.6%)
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,910	1,885
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,000	1,975
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	2,000	1,975
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	6,735	6,587
[4]	Calcasieu Parish Public Trust Authority Multi Family Housing Local or Guaranteed Housing Revenue TOB VRDO	4.150%	5/1/24	5,263	5,263
[1]	Calcasieu Parish School District No. 23 GO	5.000%	9/1/25	790	803
[1]	Calcasieu Parish School District No. 23 GO	3.000%	9/1/26	675	660
	East Baton Rouge Sewerage Commission Sewer Revenue PUT	1.300%	2/1/28	8,000	6,997
[3]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/24	790	794
[3]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/25	570	581
[1]	Greater Ouachita Water Co. Water Revenue	5.000%	9/1/25	500	509
[1]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/26	600	605
[1]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/28	1,000	1,024
[1]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/29	2,500	2,578
[1]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/30	3,000	3,107
[3]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/24	540	542
[3]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/25	500	509
[2]	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, 70% of SOFR + 0.500%	4.224%	5/1/43	10,435	10,241
	Louisiana GO	5.000%	10/1/25	12,865	13,154
	Louisiana GO	5.000%	10/1/26	6,750	7,028
	Louisiana GO	5.000%	2/1/27	5,000	5,242
	Louisiana GO	5.000%	2/1/29	6,000	6,541
	Louisiana GO	4.000%	9/1/32	1,000	1,009
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue ((Tivoli Place Project)	5.000%	7/1/26	11,081	11,224
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Capstone At the Oaks Project) PUT	5.000%	6/1/26	10,840	10,952
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Fairmont Tower Project) PUT	5.000%	4/1/26	9,439	9,539
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Glen Oaks Apartments Project) PUT	5.000%	11/1/25	2,523	2,552
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	6/1/25	10,000	10,068
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/24	660	663
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/26	1,055	1,087
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/27	1,000	1,047
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/24	1,410	1,414
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	4.000%	10/1/25	2,075	2,076
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue (Westlake Chemical Corporation Project)	3.500%	11/1/32	5,115	4,819
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/25	1,920	1,950
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/26	2,195	2,251
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/27	4,190	4,330
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/28	4,265	4,445
41

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/29	4,000	4,175
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/30	4,000	4,176
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/31	11,070	11,547
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (LCTCS Act 391 Project)	5.000%	10/1/24	4,365	4,380
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (LCTCS Act 391 Project)	5.000%	10/1/25	4,300	4,368
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue PUT	0.875%	2/1/25	29,255	28,440
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/24	2,370	2,378
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project)	4.150%	9/1/27	10,325	10,314
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	4.200%	9/1/28	5,920	5,976
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	4.200%	9/1/28	4,140	4,182
	Louisiana Offshore Terminal Authority Port, Airport & Marina Revenue (Loop LLC Project) PUT	4.200%	10/1/25	5,185	5,175
	Louisiana Offshore Terminal Authority Port, Airport & Marina Revenue (Loop LLC Project) PUT	4.200%	10/1/26	2,100	2,116
	Louisiana Public Facilities Authority Appropriations Revenue (Hurricane Recovery Program), Prere.	5.000%	6/1/24	1,500	1,501
	Louisiana Public Facilities Authority College & University Revenue	5.000%	4/1/27	500	522
	Louisiana Public Facilities Authority College & University Revenue	4.000%	12/15/32	1,335	1,348
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,135	1,136
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	3,445	3,452
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,540	2,569
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	3,995	4,048
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	6,600	6,687
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	700	715
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,670	2,739
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	6,330	6,498
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	440	455
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	5,000	5,192
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/28	400	419
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,060	1,073
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project) PUT	5.000%	6/1/25	27,500	27,707
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/24	635	635
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/25	720	727
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/25	19,135	19,285
[4]	Louisiana State Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.910%	5/2/24	6,935	6,935
[3]	New Orleans Aviation Board Auto Parking Revenue	5.000%	10/1/24	100	100
[3]	New Orleans Aviation Board Auto Parking Revenue	5.000%	10/1/25	350	356
	New Orleans Aviation Board Port, Airport & Marina Revenue (North Terminal Project)	5.000%	1/1/25	100	101
[5]	Plaquemines Port Harbor & Terminal District Port, Airport & Marina Revenue	4.000%	3/15/25	4,075	4,060
[5]	Plaquemines Port Harbor & Terminal District Port, Airport & Marina Revenue	4.000%	3/15/25	2,500	2,490
[3]	Shreveport LA GO	5.000%	3/1/28	550	577
[3]	Shreveport LA GO	5.000%	3/1/29	600	630
[1]	Shreveport LA GO	5.000%	8/1/29	2,800	2,906
[3]	Shreveport LA GO	5.000%	3/1/30	700	741
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/24	2,825	2,843
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/25	2,000	2,042
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/28	1,145	1,199
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/29	1,000	1,029
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/29	1,000	1,052
[3]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/30	4,050	4,099
[3]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/31	1,105	1,160
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	25,165	25,050
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	33,740	32,236
	St. John Parish the Baptist LA Industrial Revenue PUT	2.100%	7/1/24	17,890	17,810
	St. John Parish the Baptist LA Industrial Revenue PUT	2.200%	7/1/26	24,895	23,697
	St. John Parish the Baptist LA Industrial Revenue PUT	4.050%	7/1/26	19,055	18,856
	St. John the Baptist Parish School District No. 1 GO	5.250%	3/1/30	2,385	2,539
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	5.000%	2/1/27	1,320	1,353
42

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	5.000%	2/1/28	2,050	2,129
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	5.000%	2/1/29	1,530	1,609
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.250%	5/15/35	3,865	3,899
					483,459
Maine (0.2%)
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/24	690	690
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/24	750	751
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/24	2,170	2,173
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/25	595	595
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	275	275
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,010	1,011
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	205	207
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	555	557
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	512
[3]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	400	412
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	625	649
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	395	410
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	650	662
[3]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	450	481
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	7/1/24	350	350
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/25	95	96
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	7/1/26	195	197
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/27	125	131
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/24	860	863
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.500%	11/15/47	1,100	1,084
	Maine State Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/15/47	950	943
	Maine State Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/15/48	1,440	1,425
	Maine State Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/15/50	730	721
	Maine State Housing Authority Local or Guaranteed Housing Revenue	5.000%	11/15/52	1,440	1,463
	Regional School Unit No. 14 BAN GO	5.000%	5/15/25	32,000	32,383
					49,041
Maryland (1.5%)
	Anne Arundel County MD GO	5.000%	4/1/28	1,395	1,415
	Anne Arundel County MD GO	4.000%	4/1/32	2,575	2,575
	Anne Arundel County MD GO	4.000%	4/1/33	5,075	5,075
	Baltimore County MD GO	4.000%	2/1/32	8,000	7,979
	Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/24	750	751
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.750%	6/1/24	100	100
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.000%	6/1/24	100	100
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.850%	6/1/26	135	129
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.950%	6/1/27	175	164
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/24	615	616
	Frederick County MD Tax Allocation Revenue (Oakdale-lake Linganore Project)	2.625%	7/1/24	125	124
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	4.500%	1/1/25	1,500	1,496
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	4.500%	1/1/26	2,000	1,994
	Howard County Housing Commission Local or Guaranteed Housing Revenue	1.200%	6/1/27	3,355	2,989
	Howard County Housing Commission Local or Guaranteed Housing Revenue	1.600%	6/1/29	1,000	863
	Hyattsville MD Special Obligation Revenue (University Town Center Project)	5.000%	7/1/27	1,900	1,887
[4,8]	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	1/1/26	25,720	25,507
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.500%	9/1/48	1,600	1,599
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/49	935	924
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.250%	9/1/49	1,250	1,242
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.500%	3/1/50	9,085	8,890
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/51	7,265	7,006
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/51	2,530	2,431
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/51	5,035	4,838
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	9/1/52	16,790	17,069
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	6.000%	3/1/53	9,615	10,133
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.750%	9/1/54	2,210	2,336
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	9/1/25	2,300	2,319
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/25	20,005	20,457
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/25	4,550	4,551
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	5/1/28	10,465	10,496
	Maryland Department of Transportation Intergovernmental Agreement Revenue	4.000%	12/1/30	3,445	3,492
	Maryland Department of Transportation Intergovernmental Agreement Revenue	4.000%	12/1/31	2,590	2,619
43

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maryland Economic Development Corp. Industrial Revenue PUT	4.100%	4/3/28	10,735	10,963
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/24	1,500	1,500
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/25	1,500	1,506
	Maryland Economic Development Corp. Tax Allocation Revenue (Metro Centre At Owings Mills Project)	3.750%	7/1/27	2,295	2,231
	Maryland Economic Development Corp. Tax Allocation Revenue (Port Convington Project)	3.250%	9/1/30	2,650	2,438
	Maryland GO	5.000%	3/15/25	32,130	32,544
	Maryland GO	2.750%	8/1/25	590	581
	Maryland GO	4.000%	8/1/25	16,725	16,850
	Maryland GO	5.000%	3/1/26	12,500	12,879
	Maryland GO	5.000%	6/1/26	1,150	1,151
	Maryland GO	4.000%	6/1/27	7,000	6,975
	Maryland GO	4.000%	6/1/28	15,565	15,488
	Maryland GO	4.000%	6/1/29	1,250	1,250
	Maryland GO	5.000%	3/15/31	6,000	6,330
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	155	154
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	375	376
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	460	466
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	735	741
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	565	572
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	170	172
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	1,935	1,987
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	195	198
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	3,960	4,129
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	3,100	3,131
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	135	138
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	875	918
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	135	140
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,670	1,763
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	565	583
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,445	1,545
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,029
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,190	2,218
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/25	5,090	5,124
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	8,110	8,387
[4,5]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.120%	5/2/24	12,570	12,570
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/25	12,700	12,892
[2]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.280%	4.050%	7/1/42	25,250	25,123
[2,4]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.540%	4.310%	7/1/41	32,110	32,110
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	3/1/26	1,000	1,026
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	3/1/28	1,375	1,464
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/28	850	908
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	3/1/29	2,190	2,371
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/29	660	716
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/27	7,000	7,386
	Maryland Water Infrastructure Financing Administration Bay Restoration Fund Sewer Revenue	3.000%	3/1/27	3,000	2,901
	Maryland Water Quality Financing Administration Revolving Loan Fund Water Revenue	5.000%	3/1/25	1,035	1,036
[8]	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue	0.800%	7/1/25	1,250	1,189
	Montgomery County MD GO	4.000%	12/1/25	190	190
	Montgomery County MD GO	4.000%	12/1/30	12,000	11,975
	Prince George's County MD GO	5.000%	7/1/25	8,900	9,060
	Prince George's County MD GO	4.000%	9/1/31	2,890	2,883
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	750	750
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/24	1,145	1,145
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/25	1,875	1,877
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/27	600	602
					430,797
Massachusetts (1.3%)
	Collegiate Charter School of Lowell Charter School Aid Revenue	4.000%	6/15/24	110	110
	Commonwealth of Massachusetts GO	3.000%	12/1/24	37,230	36,974
	Commonwealth of Massachusetts GO	5.000%	5/1/25	10,000	10,153
	Commonwealth of Massachusetts GO	3.000%	12/1/25	8,150	8,053
	Commonwealth of Massachusetts GO	5.000%	5/1/26	1,465	1,513
	Commonwealth of Massachusetts GO	3.000%	12/1/26	25,945	25,483
	Commonwealth of Massachusetts GO	5.000%	5/1/27	1,440	1,517
	Commonwealth of Massachusetts GO	5.000%	5/1/28	1,460	1,570
44

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Massachusetts GO	5.000%	5/1/29	1,135	1,244
	Commonwealth of Massachusetts GO	5.000%	10/1/29	26,180	28,907
[9]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/25	335	339
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/27	1,000	1,060
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/27	1,100	1,166
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/28	14,355	12,194
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/29	1,600	1,766
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/29	1,300	1,435
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/27	1,685	1,773
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/29	1,175	1,289
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/30	1,375	1,537
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/31	4,000	4,551
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/24	255	255
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/24	220	220
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	1,100	1,100
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	350	350
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	125	125
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/25	1,010	1,013
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/25	525	527
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/25	265	266
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/25	235	233
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	525	528
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	1,500	1,510
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	65	65
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/25	1,145	1,144
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/26	550	556
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/26	210	212
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/26	245	241
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	1,025	1,041
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	175	178
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/27	2,165	2,212
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/27	220	224
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/27	500	491
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	4,360	4,630
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	1,475	1,505
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	185	190
	Massachusetts Development Finance Agency College & University Revenue	3.250%	9/1/27	145	141
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/28	175	181
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/29	1,945	2,013
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	1,700	1,760
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	185	193
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/29	1,820	1,886
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/30	3,120	3,146
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/30	1,725	1,797
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/30	350	340
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	1,895	1,962
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	1,420	1,488
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	195	206
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	2,145	2,221
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	1,020	1,141
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/31	365	352
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/31	1,240	1,298
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/31	2,480	2,564
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/32	2,530	2,612
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	1,350	1,391
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	410	418
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/35	4,580	4,612
	Massachusetts Development Finance Agency College & University Revenue (Williams College Project) PUT	0.450%	7/1/25	1,750	1,660
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	10/1/28	7,780	8,333
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,420	1,418
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	580	580
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,350	1,352
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	700	701
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,000	1,001
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,445	1,447
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	260	260
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/24	1,150	1,150
45

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	260	261
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	500	502
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,195	1,184
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	780	790
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,570	1,591
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,400	1,407
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,320	2,351
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	680	685
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	370	374
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	370	368
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	500	500
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	285	289
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	650	659
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,055	2,111
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,245	1,265
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	5,735	5,917
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,135	2,203
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	5,000	5,174
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	514
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	320	319
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	500	499
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	600	616
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,300	1,338
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	560	560
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,055	1,075
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,485	1,525
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	900	904
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	5,515	5,816
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	590	616
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	335	334
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	525	547
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	1,500	1,569
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,270	1,304
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,500	2,552
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	600	611
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,000	2,055
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	785	793
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	830	879
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,075	1,137
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,500	1,538
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,700	2,779
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	975	988
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	765	820
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,375	3,425
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,000	2,051
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	4,625	4,694
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,305	1,343
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	3,710	3,816
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	3,700	3,754
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	4,450	5,038
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	3,810	3,865
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,620	1,651
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/30/25	4,000	4,032
[4,5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue TOB VRDO	3.820%	5/2/24	3,980	3,980
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/24	1,055	1,056
[2,4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.600%	4.370%	7/1/49	6,575	6,552
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/24	500	501
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/24	955	955
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	1,545	1,550
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	1,865	1,883
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	600	614
[8]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	11/1/25	2,500	2,524
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/25	275	278
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/25	280	285
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/26	150	154
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/26	150	155
46

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/27	300	312
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	12/1/27	3,085	3,011
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/27	5,550	5,533
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/27	300	315
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/28	150	158
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.050%	12/1/28	9,230	9,259
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/28	155	165
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	6/1/42	995	986
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/44	425	423
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	6/1/45	70	70
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/50	900	870
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/50	2,145	2,119
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.850%	6/1/25	2,625	2,550
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	1/15/32	9,860	9,881
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	8/15/32	23,370	23,460
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/29	1,875	1,886
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/25	7,060	7,130
					392,677
Michigan (2.2%)
[15]	Allen Park Public School District GO	5.000%	11/1/26	335	342
[15]	Brighton MI Area School District GO	5.000%	5/1/24	160	160
[3,15]	Detroit City School District GO	5.250%	5/1/29	3,860	4,239
[3]	Detroit Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/24	2,000	2,001
[3]	Detroit Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/25	525	526
[3]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/25	1,200	1,202
[3]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/26	1,000	1,001
[3,4]	Detroit Downtown Development Authority Tax Allocation Revenue TOB VRDO	3.970%	5/2/24	4,705	4,705
[3,4,15]	Detroit MI City School District GO TOB VRDO	3.900%	5/2/24	2,840	2,840
	Detroit MI GO	5.000%	4/1/30	475	501
[3]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/25	700	707
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/25	1,610	1,624
[15]	Fremont Public Schools GO	5.000%	5/1/24	470	470
[15]	Grand Blanc Community Schools GO	5.000%	11/1/26	1,635	1,704
[3]	Grand Rapids Public Schools GO	5.000%	5/1/24	1,700	1,700
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	700	701
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,575	1,595
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	550	565
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	900	939
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	725	769
[1]	Grandville Public Schools GO	5.000%	5/1/24	475	475
[1]	Grandville Public Schools GO	5.000%	5/1/25	595	602
[1]	Grandville Public Schools GO	5.000%	5/1/26	620	630
[1]	Grandville Public Schools GO	5.000%	5/1/27	655	674
[1]	Grandville Public Schools GO	5.000%	5/1/28	740	771
[1]	Grandville Public Schools GO	5.000%	5/1/29	790	833
[1]	Grandville Public Schools GO	5.000%	5/1/30	825	880
[1]	Grandville Public Schools GO	5.000%	5/1/31	860	926
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/24	1,000	1,002
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/25	1,665	1,693
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/25	2,520	2,562
[4]	Great Lakes Water Authority Sewage Disposal System Sewer Revenue TOB VRDO	3.870%	5/2/24	4,235	4,235
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/30	5,000	5,153
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/30	2,000	2,066
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/25	3,500	3,549
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/27	1,745	1,831
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	11,100	11,457
[15]	Holt Public Schools GO	5.000%	5/1/24	500	500
	Ingham County Building Authority Lease Revenue	2.000%	5/1/25	3,225	3,130
	Ingham County Building Authority Lease Revenue	2.000%	5/1/26	3,275	3,110
	Ingham County Building Authority Lease Revenue	2.000%	5/1/27	3,350	3,114
	Kalamazoo County MI GO	3.000%	5/1/25	875	866
	Kalamazoo County MI GO	3.000%	5/1/27	1,855	1,815
	Kalamazoo County MI GO	3.000%	5/1/28	1,910	1,860
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	545	545
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	2,045	2,095
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/31	1,490	1,500
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/32	3,330	3,349
47

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/33	2,345	2,357
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/24	500	502
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/31	1,000	1,041
	Kentwood Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/24	825	819
[15]	Lake Orion Community School District GO	5.000%	5/1/24	525	525
[15]	Lake Orion Community School District GO	5.000%	5/1/25	1,405	1,424
[15]	Lake Orion Community School District GO	4.000%	5/1/28	500	514
[15]	Lake Orion Community School District GO	4.000%	5/1/29	675	698
[15]	Lansing School District GO	5.000%	5/1/24	350	350
[3]	Livonia Public Schools GO	5.000%	5/1/29	525	570
[3]	Livonia Public Schools GO	5.000%	5/1/30	1,050	1,157
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/25	1,065	1,081
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/26	1,365	1,406
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/24	540	541
	Michigan Appropriations Revenue GAN	5.000%	3/15/25	22,320	22,606
	Michigan Finance Authority College & University Revenue	4.000%	2/1/27	150	145
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/24	105	105
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/25	225	226
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/26	480	487
[4]	Michigan Finance Authority College & University Revenue, Prere.	6.750%	7/1/24	1,250	1,254
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/24	1,260	1,260
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	2,810	2,827
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	510	514
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	3,375	3,417
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/25	1,365	1,365
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	4,250	4,335
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	600	612
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	4,275	4,399
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/26	1,870	1,871
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,250	1,297
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/26	2,125	2,163
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	3,915	4,094
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	4,085	4,343
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/31/28	1,000	1,055
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,790	1,877
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/28	1,450	1,478
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	4,605	4,968
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/31/29	1,100	1,177
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,000	1,050
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/31/30	1,410	1,526
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,000	1,035
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	16,990	16,973
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/25	18,150	18,289
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.750%	5/15/26	25,440	25,348
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/16/26	9,535	9,751
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	1.200%	4/13/28	8,000	7,062
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	1.200%	4/13/28	10,480	9,251
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/28	13,030	13,786
[4,5]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.820%	5/2/24	1,215	1,215
[4]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.870%	5/7/24	2,495	2,495
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/24	1,165	1,171
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/25	1,220	1,244
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/29	2,965	3,239
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/30	3,115	3,454
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	4,265	4,275
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	1,250	1,266
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	4,670	4,732
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	6,960	7,052
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	3,015	3,055
[2]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.850%	4.620%	12/1/39	24,000	24,002
[2]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.900%	4.670%	12/1/39	5,500	5,498
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/24	820	825
[15]	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	5/1/25	1,315	1,334
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/25	1,030	1,050
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/25	305	311
48

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/26	500	518
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/27	500	526
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/29	1,650	1,788
	Michigan Finance Authority Intergovernmental Agreement Revenue (Local Government Loan Program)	4.500%	10/1/29	10,220	10,225
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/25	2,070	2,080
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/31	2,175	2,183
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/32	1,885	1,892
[3]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/25	3,075	3,080
[9]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/25	1,000	1,002
[3]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/26	3,075	3,080
[9]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/26	1,000	1,001
[3]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/28	2,200	2,202
[3]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/31	1,945	1,948
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/34	2,000	2,020
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/35	4,300	4,343
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	2,255	2,256
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	3,160	3,239
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	3,200	3,329
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	3,450	3,687
[3]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/24	2,000	2,003
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/29	1,000	1,013
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	1,800	1,818
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/32	4,165	4,310
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/27	3,500	3,714
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/28	2,700	2,921
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/29	5,000	5,501
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/33	3,750	3,815
[4]	Michigan State Building Authority Lease (Non-Terminable) Revenue TOB VRDO	3.820%	5/2/24	3,995	3,995
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,775	1,786
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	4,315	4,413
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,540	1,571
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	4,000	4,126
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	3,375	3,537
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/32	1,345	1,369
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	7/1/24	7,500	7,495
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	0.650%	10/1/24	280	276
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.750%	4/1/27	8,570	8,537
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	6/1/46	1,030	1,023
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	6/1/48	3,015	2,965
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	12/1/48	935	924
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.250%	6/1/49	13,645	13,555
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.250%	12/1/49	8,555	8,499
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	12/1/50	7,980	7,800
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	6/1/51	14,980	14,457
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	6/1/53	13,255	13,494
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	6/1/53	17,150	17,863
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	12/1/53	15,900	16,722
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.750%	6/1/54	20,255	21,442
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	6/1/54	5,225	5,640
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Beacon Hill Apartments Project) PUT	5.000%	2/1/25	6,420	6,442
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Clark Road Family Apartments) PUT	4.500%	4/1/26	1,175	1,183
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/25	9,000	9,056
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	4.500%	4/1/26	1,400	1,407
[8]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	5/1/26	6,311	6,407
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.625%	4/1/27	3,875	3,827
	Michigan State University College & University Revenue	3.500%	8/15/30	5,845	5,703
[15]	Milan Area Schools GO	5.000%	5/1/26	2,010	2,071
[15]	Muskegon Public Schools MI GO	5.000%	5/1/24	215	215
	Northern Michigan University College & University Revenue	5.000%	12/1/24	1,025	1,031
	Northern Michigan University College & University Revenue	5.000%	12/1/25	1,415	1,445
	Northern Michigan University College & University Revenue	5.000%	6/1/26	500	514
	Northern Michigan University College & University Revenue	5.000%	6/1/27	300	314
[15]	Northview Public Schools GO	5.000%	11/1/27	1,035	1,088
	Northville Public Schools GO	5.000%	5/1/24	300	300
	Novi Community School District GO	4.000%	5/1/24	250	250
49

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oakland University College & University Revenue	5.000%	3/1/26	1,255	1,287
	Oakland University College & University Revenue	5.000%	3/1/27	905	944
	Oakland University College & University Revenue	5.000%	3/1/28	800	849
	Oakland University College & University Revenue	5.000%	3/1/29	1,000	1,079
	Oakland University College & University Revenue	5.000%	3/1/30	1,000	1,095
	Plymouth-Canton Community School District GO	3.000%	5/1/25	2,725	2,693
	Plymouth-Canton Community School District GO	3.000%	5/1/26	6,340	6,221
	Plymouth-Canton Community School District GO	3.000%	5/1/27	3,275	3,202
[15]	Romulus Community Schools GO	4.000%	5/1/25	740	743
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	425	425
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	725	731
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,020
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,000	1,034
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,000	1,047
	Washtenaw County Intermediate School District GO	5.000%	5/1/27	4,360	4,578
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/24	500	503
[15]	Wayne-Westland Community Schools GO	4.000%	5/1/25	500	501
[3]	Western Michigan University College & University Revenue	5.000%	11/15/25	185	189
[3]	Western Michigan University College & University Revenue	5.000%	11/15/25	200	205
[3]	Western Michigan University College & University Revenue	5.000%	11/15/26	235	243
[3]	Western Michigan University College & University Revenue	5.000%	11/15/26	525	543
[3]	Western Michigan University College & University Revenue	5.000%	11/15/27	150	158
[3]	Western Michigan University College & University Revenue	5.000%	11/15/27	475	500
[3]	Western Michigan University College & University Revenue	5.000%	11/15/28	150	160
[3]	Western Michigan University College & University Revenue	5.000%	11/15/28	400	428
					649,277
Minnesota (1.1%)
	Burnsville MN GO	2.950%	12/20/32	1,175	1,075
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/24	300	300
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/24	370	368
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/25	325	325
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/26	400	405
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/26	360	343
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/27	375	383
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/28	500	515
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/29	250	260
	Duluth Independent School District No. 709 COP	5.000%	2/1/26	400	410
	Duluth Independent School District No. 709 COP	4.000%	2/1/27	600	602
	Housing & Redevelopment Authority of The City of St. Paul Minnesota Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	4,825	4,874
	Housing & Redevelopment Authority of The City of St. Paul Minnesota Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,950	2,980
	Lake Elmo MN GO	3.000%	2/1/25	1,170	1,159
	Lake Elmo MN GO	3.000%	2/1/26	1,195	1,180
	Lake Elmo MN GO	3.000%	2/1/27	1,230	1,207
	Lake Elmo MN GO	3.000%	2/1/28	1,270	1,243
	Lake Elmo MN GO	3.000%	2/1/29	1,295	1,268
	Litchfield Independent School District No. 465 GO	4.000%	2/1/26	1,455	1,468
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,245	1,245
	Metropolitan Council GAN GO	5.000%	12/1/27	16,445	17,553
	Metropolitan Council GO	5.000%	3/1/25	6,200	6,273
	Metropolitan Council GO	5.000%	3/1/25	2,250	2,276
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,380	1,397
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,000	1,013
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	2,225	2,250
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	1,395	1,446
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	525	531
	Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	31,430	33,282
	Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/30	36,075	38,807
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,050	1,054
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,320	3,366
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,900	1,966
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	565	584
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,000	1,042
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/26	1,295	1,325
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/29	1,285	1,386
	Minnesota GO	5.000%	8/1/24	9,660	9,690
50

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Minnesota GO	5.000%	8/1/26	4,345	4,358
	Minnesota GO	5.000%	8/1/29	22,710	25,049
	Minnesota GO	4.000%	8/1/31	2,000	1,988
	Minnesota GO	5.000%	8/1/34	13,000	13,199
	Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	10/1/24	250	250
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/25	250	254
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/26	300	309
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/29	765	802
	Minnesota Higher Education Facilities Authority College & University Revenue PUT	5.000%	10/1/27	1,875	1,943
	Minnesota Higher Education Facilities Authority College & University Revenue PUT	5.000%	10/1/29	1,835	1,947
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/26	1,485	1,498
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/27	1,090	1,114
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/27	500	508
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/28	1,125	1,157
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/47	1,385	1,371
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/48	2,625	2,594
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	7/1/49	5,095	5,062
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/50	3,195	3,123
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/50	1,698	1,659
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/52	3,210	3,132
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	1/1/53	2,295	2,417
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	7/1/53	3,540	3,704
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/53	1,200	1,278
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	7/1/54	3,500	3,773
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	6/1/24	1,965	1,965
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/24	1,500	1,500
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/25	1,485	1,485
	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/27	45,215	45,300
[2]	Minnesota Municipal Gas Agency Natural Gas Revenue, 67% of SOFR + 1.000%	4.564%	12/1/52	18,000	17,919
	Minnesota Municipal Power Agency Electric Power & Light Revenue	4.000%	10/1/33	1,155	1,143
	Mountain Iron-Buhl Independent School District No. 712 GO	4.000%	2/1/32	1,680	1,690
	Northern Municipal Power Agency Electric Power & Light Revenue	4.125%	1/1/29	100	100
	Northern Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/29	1,800	1,928
	Red Rock Central Independent School District No. 2884 GO	4.000%	2/1/28	1,300	1,339
	Red Rock Central Independent School District No. 2884 GO	4.000%	2/1/29	1,350	1,405
	South Washington County MN Independent School District No. 833 GO	4.000%	2/1/31	2,750	2,772
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/29	1,060	1,089
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	800	803
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	800	807
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,785	1,820
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	4,620	4,676
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	4,000	4,042
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,800	1,867
	University of Minnesota College & University Revenue	4.000%	1/1/31	1,955	1,955
	Watertown-Mayer Independent School District No. 111 GO	0.000%	2/1/28	2,020	1,729
					326,674
Mississippi (0.4%)
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,195	3,233
	Harrison County School District GO	4.000%	6/1/24	1,250	1,250
	Harrison County School District GO	4.000%	6/1/25	2,175	2,181
	Lowndes County MS Industrial Revenue PUT	2.650%	4/1/27	12,430	11,992
	Mississippi Business Finance Corp. Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.700%	9/1/26	1,625	1,497
	Mississippi Business Finance Corp. Water Revenue	3.200%	9/1/28	1,000	980
	Mississippi Development Bank Special Obligation Revenue	2.000%	9/1/24	2,500	2,472
[4]	Mississippi Development Bank Special Obligation Revenue	5.000%	10/1/24	390	390
	Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/25	5,870	5,918
	Mississippi Development Bank Special Obligation Revenue	5.000%	8/1/25	1,015	1,030
[4]	Mississippi Development Bank Special Obligation Revenue	5.000%	10/1/25	330	329
	Mississippi Development Bank Special Obligation Revenue	5.000%	8/1/26	2,025	2,083
[4]	Mississippi Development Bank Special Obligation Revenue	5.000%	10/1/26	425	426
[4]	Mississippi Development Bank Special Obligation Revenue	5.000%	10/1/27	900	908
[4]	Mississippi Development Bank Special Obligation Revenue	5.000%	10/1/28	950	964
[4]	Mississippi Development Bank Special Obligation Revenue	5.000%	10/1/29	1,000	1,019
	Mississippi Development Bank Special Obligation Revenue (Gulfport, Mississippi, General Obligation Public Improvement Project)	5.000%	9/1/24	275	276
	Mississippi Development Bank Special Obligation Revenue (Gulfport, Mississippi, General Obligation Public Improvement Project)	5.000%	9/1/25	255	259
51

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mississippi Development Bank Special Obligation Revenue (Gulfport, Mississippi, General Obligation Public Improvement Project)	5.000%	9/1/26	225	232
	Mississippi Development Bank Special Obligation Revenue (Gulfport, Mississippi, General Obligation Public Improvement Project)	5.000%	9/1/27	400	418
	Mississippi Development Bank Special Obligation Revenue (Gulfport, Mississippi, General Obligation Public Improvement Project)	5.000%	9/1/28	315	334
	Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	4/1/26	1,075	1,099
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/24	1,255	1,259
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/26	200	206
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/27	1,345	1,363
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/28	1,255	1,273
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/30	5,065	5,133
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/32	1,000	1,045
	Mississippi GO, Prere.	5.000%	11/1/26	2,840	2,961
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/24	655	655
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/25	675	689
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/26	710	735
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/27	730	767
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/28	755	802
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	3.000%	12/1/50	1,210	1,168
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/52	4,795	4,878
	Mississippi Home Corp. Local or Guaranteed Housing Revenue PUT	5.000%	5/1/25	5,700	5,722
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	2,480	2,483
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	700	702
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	600	608
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	700	718
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/26	1,515	1,538
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Refunding Project)	5.000%	1/1/30	120	128
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/25	11,785	11,854
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	11,860	12,243
[7]	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/29	3,560	3,895
[7]	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/30	2,540	2,816
[3]	West Rankin Utility Authority Sewer Revenue	5.000%	1/1/25	525	529
					105,460
Missouri (1.4%)
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	510	507
	Branson IDA Lease Tax Allocation Revenue	4.000%	11/1/24	2,345	2,332
	Branson IDA Lease Tax Allocation Revenue	4.000%	11/1/25	1,440	1,421
	Brentwood MO COP	4.000%	10/1/25	210	211
	Brentwood MO COP	4.000%	10/1/26	215	217
	Brentwood MO COP	4.000%	10/1/27	270	274
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	600	600
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	1,450	1,453
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	430	435
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,150	1,175
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	3,620	3,748
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	1,400	1,447
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	3,625	3,802
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	1,000	1,035
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	3,840	4,071
	Center MO School District No. 58 GO	4.000%	3/1/31	1,025	1,041
	Fort Osage School District No. R-1 COP	2.750%	4/1/27	19,255	18,469
	Franklin County MO COP	3.000%	11/1/24	440	437
	Franklin County MO COP	4.000%	4/1/25	990	992
	Franklin County MO COP	4.000%	11/1/25	455	457
	Franklin County MO COP	4.000%	4/1/26	1,035	1,042
	Franklin County MO COP	4.000%	11/1/26	475	480
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,200	1,233
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	250	252
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	515	522
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	650	663
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	1,100	1,171
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	4.000%	7/1/29	1,655	1,720
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	4.000%	7/1/30	1,325	1,389
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,000	1,009
52

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	3,750	3,782
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	2,500	2,512
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/24	1,205	1,212
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/25	2,475	2,493
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/28	5,500	5,526
	Kansas City MO Special Obligation Revenue	5.000%	9/1/25	500	509
	Kansas City MO Special Obligation Revenue	5.000%	9/1/26	650	672
	Kansas City MO Special Obligation Revenue	5.000%	9/1/27	1,780	1,874
	Kansas City MO Special Obligation Revenue	5.000%	9/1/29	2,235	2,428
	Kansas City MO Special Obligation Revenue (Kansas City Missouri Project)	5.000%	4/1/27	1,125	1,177
	Kansas City MO Special Obligation Revenue (Kansas City Missouri Project)	5.000%	4/1/28	1,200	1,281
	Kansas City MO Special Obligation Revenue (Kansas City Missouri Project)	5.000%	4/1/29	1,000	1,085
	Kansas City MO Special Obligation Revenue (Kansas City Missouri Project)	5.000%	4/1/30	1,350	1,486
	Kansas City Planned Industrial Expansion Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/27	2,270	2,326
	Ladue School District GO	3.000%	3/1/28	4,000	3,931
	Ladue School District GO	3.000%	3/1/29	2,950	2,898
	Lindbergh School District GO	0.000%	3/1/28	2,000	1,755
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/25	1,680	1,704
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/26	3,460	3,570
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/27	3,555	3,736
[4]	Missouri Development Finance Board Intergovernmental Agreement Revenue TOB VRDO	3.920%	5/2/24	4,315	4,315
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/25	1,225	1,242
[1,4]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	3.880%	5/2/24	2,000	2,000
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,075	1,079
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,075	1,079
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	500	503
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	1,500	1,510
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	500	511
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	750	779
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	555	571
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	1,645	1,693
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	1,690	1,758
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	150	158
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	2,740	2,829
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	3,775	4,007
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	2,555	2,701
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	1,225	1,261
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	510	547
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	2,875	3,083
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	1,000	1,062
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/25	500	500
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/29	550	559
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/32	1,185	1,197
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/26	68,155	68,436
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/28	62,199	65,658
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/28	13,155	13,867
[4]	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.920%	5/2/24	5,800	5,800
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	1,000	1,001
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	4.750%	5/1/49	3,400	3,408
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.500%	11/1/50	1,555	1,521
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.250%	5/1/51	2,680	2,601
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.500%	5/1/52	4,890	4,770
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	5.000%	5/1/53	3,890	3,958
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	5.750%	5/1/53	3,145	3,304
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/26	3,865	3,908
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	1/1/28	1,590	1,675
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/28	1,355	1,370
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/29	3,435	3,472
53

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/31	1,890	1,907
	North Kansas City School District No. 74 GO	3.000%	3/1/30	1,610	1,536
	Pattonville R-3 School District GO	4.000%	3/1/30	1,195	1,207
[4]	Poplar Bluff MO Tax Allocation Revenue	5.125%	11/1/35	3,730	3,697
	Raymore MO Tax Allocation Revenue	5.000%	5/1/24	555	555
	Raymore MO Tax Allocation Revenue	5.375%	5/1/28	1,660	1,643
[1]	Southeast Missouri State University College & University Revenue	3.000%	4/1/25	1,025	1,019
[1]	Southeast Missouri State University College & University Revenue	3.000%	4/1/26	1,055	1,036
	Southeast Missouri State University Local or Guaranteed Housing Revenue	5.000%	4/1/28	750	791
	Southeast Missouri State University Local or Guaranteed Housing Revenue	5.000%	4/1/29	2,470	2,639
	Springfield MO Public Multiple Utility Revenue	4.000%	8/1/35	10,000	9,918
	Springfield MO Public Utility Multiple Utility Revenue	3.500%	8/1/28	1,000	992
	Springfield MO Public Utility Multiple Utility Revenue	3.600%	8/1/29	8,820	8,773
[3]	St Louis Municipal Finance Corp. Lease (Appropriation) Revenue	0.000%	7/15/31	1,785	1,335
	St. Charles County Francis Howell R-III School District (Direct Deposit Program) GO	4.000%	3/1/29	1,500	1,500
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,000	1,005
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	560	566
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	630	641
	St. Louis County IDA Health, Hospital, Nursing Home Revenue (Jordan Project)	5.000%	11/15/25	800	794
[8]	St. Louis Missouri City IDA Local or Guaranteed Housing Revenue PUT	5.000%	2/1/25	7,570	7,591
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/25	1,440	1,461
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/26	1,500	1,547
[4,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/24	1,335	1,323
[4,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/25	1,335	1,268
[4,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/26	1,335	1,218
[4,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/27	1,335	1,171
[4,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/28	1,515	1,277
[4,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/29	1,515	1,225
[4,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/30	1,515	1,175
[4,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/24	1,155	1,144
[4,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/25	1,155	1,097
[4,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/26	1,155	1,054
[4,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/27	1,155	1,013
[4,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/28	1,310	1,104
[4,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/29	1,310	1,059
[4,11]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/30	1,310	1,016
	University of Missouri of Curators College & University Revenue	5.000%	11/1/26	5,020	5,051
	University of Missouri of Curators College & University Revenue	4.000%	11/1/30	3,000	2,924
	University of Missouri of Curators College & University Revenue	4.000%	11/1/33	1,500	1,453
					396,980
Montana (0.1%)
	Forsyth MT Industrial Revenue	3.875%	7/1/28	14,745	14,824
	Gallatin County High School District No. 7 Bozeman GO	5.000%	12/1/24	680	685
	Lewis & Clark County MT School District No. 1 GO	5.000%	7/1/24	770	771
	Lewis & Clark County MT School District No. 1 GO	5.000%	7/1/25	375	381
	Missoula MT Water System Water Revenue	5.000%	7/1/31	1,740	1,859
[8]	Montana Board of Housing Local or Guaranteed Housing Revenue (South Forty Apartments Project) PUT	5.000%	5/1/25	2,445	2,457
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	380	383
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	3,200	3,285
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	620	663
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	3,600	3,699
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	1,275	1,377
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	1,500	1,541
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	1,000	1,027
					32,952
Multiple States (1.2%)
[16]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.875%	7/25/36	12,088	10,407
[2,4,16]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 0.230%	5.673%	6/15/35	5,585	5,585
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	4.220%	5/1/24	55,060	55,060
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	4.220%	5/1/24	127,700	127,700
	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	4.220%	5/1/24	110,740	110,740
[4]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	3.950%	5/2/24	35,500	35,500
					344,992
54

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Nebraska (1.1%)
	Central Plains Energy Project Natural Gas Revenue	4.000%	8/1/24	1,000	1,000
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/25	6,350	6,415
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/26	880	899
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/28	50	52
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	11/1/29	76,960	80,229
	Central Plains Energy Project Natural Gas Revenue PUT	2.500%	8/1/25	1,650	1,610
	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	120,535	120,803
	Central Plains Energy Project Natural Gas Revenue PUT	5.000%	10/1/29	31,215	32,575
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	100	100
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	800	824
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/25	1,100	1,112
[2]	Douglas County NE College & University Revenue (Creighton University Project), SIFMA Municipal Swap Index Yield + 0.530%	4.300%	7/1/35	3,925	3,871
	Fremont NE Combined Utility System Multiple Utility Revenue	4.000%	7/15/28	2,345	2,404
	Gretna Public Schools GO	5.000%	12/15/27	3,495	3,572
	Lancaster County School District 001 GO	4.000%	1/15/32	1,315	1,329
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/26	1,190	1,225
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	3/1/27	1,815	1,883
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/27	1,695	1,772
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/28	605	640
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	1.950%	3/1/29	1,710	1,516
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	4.000%	9/1/44	275	273
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.000%	9/1/45	5,685	5,462
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.500%	9/1/45	1,140	1,124
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.000%	3/1/52	1,710	1,633
	Nebraska Municipal Energy Agency Electric Power & Light Revenue	5.000%	4/1/26	1,250	1,284
	Nebraska Municipal Energy Agency Electric Power & Light Revenue	5.000%	4/1/27	1,000	1,045
	Nebraska Municipal Energy Agency Electric Power & Light Revenue	5.000%	4/1/28	1,000	1,063
	Nebraska Municipal Energy Agency Electric Power & Light Revenue	5.000%	4/1/29	1,450	1,567
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/27	3,490	3,526
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	7/1/28	5,960	6,347
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/31	1,530	1,561
	Omaha NE GO	5.000%	4/15/27	1,100	1,156
	Omaha NE GO	5.000%	4/15/28	1,225	1,312
	Omaha NE GO	6.000%	4/15/29	1,375	1,568
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/25	1,500	1,510
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/28	7,200	7,247
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/32	2,565	2,628
	Sarpy County NE GO	4.000%	6/1/27	2,250	2,272
	Sarpy County NE GO	2.000%	6/1/28	2,295	2,110
					308,519
Nevada (0.4%)
	Carson City NV Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	750	751
	Carson City NV Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	815	837
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	5,540	5,635
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/26	9,875	10,212
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/30	250	250
[3]	Clark County Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/31	2,640	2,640
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/29	1,000	1,001
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/33	1,000	1,001
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/26	20,665	21,371
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/27	1,000	1,054
[3]	Clark County School District GO	4.000%	6/15/24	3,625	3,624
	Clark County School District GO	5.000%	6/15/24	3,505	3,509
	Clark County School District GO	5.000%	6/15/26	6,930	7,083
[3]	Clark County School District GO	5.000%	6/15/26	1,260	1,302
[3]	Clark County School District GO	5.000%	6/15/27	1,220	1,286
[3]	Clark County School District GO	5.000%	6/15/27	1,360	1,434
	Clark County School District GO	5.000%	6/15/29	1,430	1,506
	Clark County School District GO	5.000%	6/15/29	780	796
	Clark County Water Reclamation District GO	4.000%	7/1/32	1,250	1,261
	Clark NV Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/26	795	786
	Humboldt County NV Industrial Revenue (Idaho Power Co. Project)	1.450%	12/1/24	6,300	6,167
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/24	625	626
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/25	600	609
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/26	150	155
55

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/29	695	751
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/30	950	1,043
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/31	1,480	1,645
	Las Vegas Convention & Visitors Authority Recreational Revenue	5.000%	7/1/24	440	441
	Las Vegas Convention & Visitors Authority Recreational Revenue	5.000%	7/1/26	250	258
	Las Vegas NV Special Improvement District No. 812 Special Assessment Revenue	5.000%	12/1/28	1,385	1,389
	Las Vegas NV Special Improvement District No. 815 Special Assessment Revenue	4.000%	12/1/29	195	185
	Las Vegas NV Special Improvement District No. 815 Special Assessment Revenue	4.000%	12/1/30	100	93
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.000%	6/1/25	185	179
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.250%	6/1/27	250	227
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.500%	6/1/29	195	168
	Las Vegas Valley Water District GO	5.000%	6/1/31	2,430	2,501
	Las Vegas Valley Water District GO	5.000%	6/1/32	1,500	1,543
	Nevada (Capitol Complex Building 1 Project) COP	5.000%	4/1/26	605	605
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/32	1,220	1,250
	Nevada Housing Division Local or Guaranteed Housing Revenue	5.000%	10/1/52	3,030	3,119
[8]	Nevada Housing Division Local or Guaranteed Housing Revenue PUT	5.000%	12/1/24	1,390	1,394
	Nevada Housing Division Local or Guaranteed Housing Revenue PUT	5.000%	10/1/25	6,679	6,724
	Nevada System of Higher Education College and University Revenue	4.000%	7/1/32	3,765	3,765
[3]	North Las Vegas NV GO	5.000%	6/1/24	2,810	2,812
[3]	North Las Vegas NV GO	5.000%	6/1/25	2,950	2,994
[3]	North Las Vegas NV GO	5.000%	6/1/26	3,095	3,192
	North Las Vegas NV Special Assessment Revenue	3.500%	6/1/24	120	120
	North Las Vegas NV Special Assessment Revenue	3.750%	6/1/25	140	138
	North Las Vegas NV Special Assessment Revenue	3.750%	6/1/26	175	171
[4]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/26	300	301
[4]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/27	200	201
[4]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/28	225	227
[4]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/29	335	337
[4]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/30	370	372
[4]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/31	250	250
[4]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/32	250	249
[3]	Reno NV Hotel Occupancy Tax Revenue	5.000%	6/1/25	500	505
[3]	Reno NV Hotel Occupancy Tax Revenue	5.000%	6/1/26	500	512
[3]	Reno NV Hotel Occupancy Tax Revenue	5.000%	6/1/27	700	727
	Reno NV Sales Tax Revenue	5.000%	6/1/24	250	250
	Reno NV Sales Tax Revenue	5.000%	6/1/25	485	489
	Reno Redevelopment Agency Tax Allocation Revenue	5.000%	6/1/27	1,715	1,695
	Washoe County NV Electric Power & Light Revenue PUT	3.625%	10/1/29	5,065	5,031
	Washoe County NV Electric Power & Light Revenue PUT	3.625%	10/1/29	1,000	993
	Washoe County NV School District GO	5.000%	6/1/27	125	127
					123,869
New Hampshire (0.1%)
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/24	835	839
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/26	950	984
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	535	526
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	850	878
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	995	973
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	650	683
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/28	575	559
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	750	802
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/29	595	574
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	500	543
[4]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.625%	12/15/33	3,000	2,960
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	1,910	1,914
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	1,810	1,801
[8]	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	3.800%	7/1/26	1,250	1,246
[8]	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	3.850%	1/1/27	900	896
	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	7/1/53	1,000	1,055
					17,233
New Jersey (5.6%)
[3]	Atlantic City NJ GO	4.000%	11/1/24	2,403	2,404
[1]	Atlantic City NJ GO	5.000%	3/1/25	800	807
[3]	Atlantic City NJ GO	5.000%	3/1/25	750	757
[3]	Atlantic City NJ GO	5.000%	3/1/26	1,115	1,141
[1]	Belleville Township NJ GO	3.000%	2/1/26	1,615	1,588
56

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Belleville Township NJ GO	3.000%	2/1/27	1,665	1,632
	Bergen County Improvement Authority Intergovernmental Agreement Revenue	4.500%	5/31/24	25,700	25,708
	Bergen County NJ GO	2.000%	6/1/24	460	459
	Bergen County NJ GO	2.000%	6/1/25	460	448
	Bergen County NJ GO	3.000%	12/1/25	3,865	3,810
	Bergen County NJ GO	3.000%	12/1/26	2,110	2,079
	Bergen County NJ GO	3.000%	12/1/32	1,750	1,677
[1]	Bridgeton NJ GO	3.000%	3/1/25	810	801
[3]	Buena Regional School District GO	2.000%	6/1/26	1,050	996
[3]	Buena Regional School District GO	2.000%	6/1/27	1,375	1,281
[3]	Buena Regional School District GO	2.000%	6/1/28	1,400	1,280
[3]	Buena Regional School District GO	2.000%	6/1/29	1,425	1,282
	Camden County Improvement Authority Lease (Appropriation) Revenue	3.000%	1/15/26	500	493
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	5.000%	1/15/26	1,010	1,039
	Camden County Improvement Authority Local or Guaranteed Housing Revenue PUT	5.000%	3/1/26	2,500	2,541
[3]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/31	3,285	3,308
[3]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/32	1,925	1,938
	Cherry Hill Township School District GO	3.000%	8/1/30	11,805	11,598
[3]	Clifton Board of Education GO	2.000%	8/15/27	1,915	1,784
[3]	Clifton Board of Education GO	2.000%	8/15/28	2,975	2,711
[3]	Clifton Board of Education GO	2.000%	8/15/29	5,570	4,993
[3]	Clifton Board of Education GO	2.000%	8/15/30	5,985	5,271
	Clifton NJ BAN GO	5.000%	5/23/24	4,000	4,001
	Cranford Township NJ BAN GO	4.500%	7/19/24	4,850	4,848
	Cranford Township NJ BAN GO	5.000%	8/22/24	3,100	3,106
	Dennis Township NJ BAN GO	4.000%	3/12/25	1,675	1,676
[3]	East Orange NJ GO	4.000%	9/15/26	525	531
	Fanwood Borough NJ GO	4.250%	2/28/25	3,801	3,810
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/30	3,910	3,976
[3]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/24	1,250	1,257
[3]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/25	1,835	1,875
[3]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	3.000%	7/1/29	250	241
	Gloucester County Improvement Authority Miscellaneous Revenue	4.000%	4/1/33	1,115	1,111
[1]	Hawthorne School District NJ GO	3.000%	9/1/31	1,350	1,291
	Hudson County NJ GO	3.000%	11/15/25	2,205	2,180
	Hudson County NJ GO	3.000%	11/15/26	3,960	3,869
	Hudson County NJ GO	3.000%	11/15/27	4,530	4,400
	Hudson County NJ GO	3.000%	11/15/28	9,000	8,713
	Jersey City Municipal Utilities Authority Sewer Revenue (Sewer Project)	5.000%	5/1/25	2,045	2,064
	Lawrence Township NJ/Mercer County BAN GO	4.500%	9/19/24	3,000	3,003
	Maplewood Township NJ GO	3.000%	4/1/25	1,240	1,227
	Maplewood Township NJ GO	3.000%	4/1/26	1,195	1,177
	Mercer County NJ GO	4.000%	2/1/29	3,015	3,144
	Middlesex County NJ Monroe Township GO	4.000%	1/15/28	425	439
	Morris County NJ GO	3.000%	2/1/25	1,495	1,484
	Morris County NJ GO	3.000%	2/1/26	3,405	3,373
	Morris County NJ GO	3.000%	2/1/27	3,160	3,114
[1]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/25	450	458
[1]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/26	1,250	1,291
[1]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/28	1,030	1,064
[1]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/29	2,440	2,519
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/24	3,575	3,578
[1]	New Jersey Economic Development Authority Appropriations Revenue	3.000%	7/1/24	2,705	2,694
[9]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/24	1,790	1,791
[11]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/24	3,165	3,179
[3]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	3,580	3,587
[9]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/25	2,500	2,526
[3]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/25	15,000	15,411
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/26	5,735	5,737
[13]	New Jersey Economic Development Authority Appropriations Revenue	0.000%	7/1/26	1,250	1,144
[9]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/26	2,310	2,368
[11]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/26	15,000	15,650
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/27	270	270
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/27	410	428
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/27	10,520	10,914
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/28	500	531
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/28	5,960	6,193
57

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/29	2,665	2,497
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	9/1/29	5,000	5,005
	New Jersey Economic Development Authority Appropriations Revenue	3.375%	7/1/30	3,000	2,856
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	9/1/31	2,000	2,002
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/32	4,405	4,431
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	5,150	5,268
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/25	21,860	22,232
[2]	New Jersey Economic Development Authority Appropriations Revenue, SIFMA Municipal Swap Index Yield + 1.250%	5.020%	9/1/25	6,100	6,108
[3]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/24	1,130	1,131
[3]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/25	1,105	1,118
[4]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/24	12,000	12,042
[4]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/25	5,500	5,606
[4]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/26	19,000	19,717
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Cranes Mill Project)	5.000%	1/1/29	2,165	2,134
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	4.875%	1/1/29	1,730	1,699
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	7/1/24	650	649
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	2,750	2,752
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/25	18,325	18,497
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/26	31,225	31,957
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/26	5,000	5,141
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/27	3,000	3,135
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/28	12,000	12,682
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/24	4,000	4,004
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/24	11,500	11,559
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/25	2,500	2,533
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/26	20,155	20,847
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/27	1,000	1,051
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/25	1,000	1,019
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/26	1,100	1,138
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/27	1,300	1,367
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/29	1,775	1,924
[1]	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/28	5,015	5,277
[1]	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/30	5,450	5,771
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/24	2,945	2,948
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/25	8,200	8,309
	New Jersey Economic Development Authority Lease Revenue (State House Project)	4.000%	6/15/29	1,065	1,081
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/25	1,950	1,946
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/27	1,000	1,006
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	1,000	1,000
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/32	600	604
	New Jersey Economic Development Authority Municipal Rehabilitation Refunding Bonds Revenue	5.250%	4/1/27	3,320	3,483
	New Jersey Economic Development Authority Municipal Rehabilitation Refunding Bonds Revenue	5.250%	4/1/28	2,720	2,906
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/24	4,920	4,924
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/25	4,530	4,535
	New Jersey Educational Facilities Authority Appropriations Revenue	5.500%	9/1/28	5,240	5,469
	New Jersey Educational Facilities Authority Appropriations Revenue	5.500%	9/1/29	4,000	4,182
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/24	1,190	1,192
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	1,685	1,710
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	3,000	3,038
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	1,790	1,815
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	100	101
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	755	767
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	2,885	2,955
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	1,375	1,417
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	2,500	2,569
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	685	701
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	625	626
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	335	345
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	1,230	1,243
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	1,445	1,439
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	575	576
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	500	514
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	525	533
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	125	127
58

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	335	351
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	2,020	2,083
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	2,000	2,051
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	475	483
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	500	533
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	2,445	2,512
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/29	100	100
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/29	325	352
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/29	1,955	1,986
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	750	825
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	1,840	1,893
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	4,000	4,127
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	3,000	3,081
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/26	1,000	1,033
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/27	1,000	1,050
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/27	830	872
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/28	1,750	1,870
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/28	750	801
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/29	2,000	2,175
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/29	1,870	2,034
	New Jersey GO	2.000%	6/1/25	3,000	2,919
	New Jersey GO	5.000%	6/1/25	15,580	15,822
	New Jersey GO	5.000%	6/1/25	1,670	1,696
	New Jersey GO	2.000%	6/1/26	2,000	1,902
	New Jersey GO	5.000%	6/1/27	58,640	61,635
	New Jersey GO	2.000%	6/1/28	17,990	16,492
	New Jersey GO	5.000%	6/1/28	38,650	41,409
	New Jersey GO	4.000%	6/1/30	6,985	7,355
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/24	3,380	3,393
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/27	2,500	2,602
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/30	225	236
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/31	1,160	1,219
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/32	1,065	1,118
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	500	500
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	3,000	3,005
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	300	300
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,030	1,032
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,600	2,604
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	4,970	4,979
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	415	415
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	3,240	3,241
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	1,105	1,109
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	250	254
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,900	1,933
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	3,625	3,678
[3]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,380	2,403
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	3,750	3,816
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	435	437
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	3,380	3,397
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,400	2,464
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,605	2,629
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,170	2,240
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	6,170	6,356
[3]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,800	1,817
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	460	465
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,530	3,572
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,605	1,683
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	875	878
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	480	489
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,685	3,758
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,270	1,302
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	505	520
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	7,690	7,901
59

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/28	600	602
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,410	3,413
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,550	3,668
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	530	550
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	8,010	8,268
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/30	6,515	6,550
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	555	579
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,076
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	9,575	9,588
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/25	15,000	15,218
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/26	12,935	13,220
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	1,000	1,028
[3]	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue	3.500%	9/15/31	525	525
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue	5.000%	9/15/33	1,975	1,976
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/24	8,000	8,003
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/27	5,525	5,529
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/25	4,950	5,050
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/26	3,500	3,625
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.650%	5/1/24	2,000	2,000
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/24	3,500	3,409
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.900%	11/1/25	2,500	2,335
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.670%	2/1/26	1,585	1,566
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.500%	10/1/48	7,940	7,934
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.750%	10/1/50	8,470	8,504
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	25,270	24,672
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.500%	4/1/53	9,940	10,464
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/53	5,605	5,744
[2]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 1.200%	4.970%	5/1/48	10,000	10,008
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/24	11,610	11,635
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/25	1,465	1,485
	New Jersey State Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/25	3,375	3,420
	New Jersey State Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/26	4,000	4,115
	New Jersey State Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/26	3,000	3,086
	New Jersey State Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	9,000	9,413
	New Jersey State Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	11,685	12,420
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	7,265	7,272
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	5,365	5,400
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	4,770	4,801
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/25	2,500	2,533
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	2,400	2,256
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	1,795	1,688
[11]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	4,420	4,156
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/25	14,000	14,284
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/25	3,345	3,413
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/26	1,000	1,029
[11]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	4,120	3,736
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	14,995	13,598
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/26	13,250	13,742
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/26	22,550	23,387
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	16,130	16,591
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	1,605	1,679
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	33,345	29,175
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	16,235	16,660
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	4,320	4,433
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	6,500	6,904
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	1,335	1,419
[11]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	3,545	2,988
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	1,265	1,066
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	8,195	6,907
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	21,420	21,964
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	3,415	3,689
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	46,265	37,662
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	2,005	1,629
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	10,330	10,594
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	10,825	11,102
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	28,590	22,333
60

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	1,605	1,254
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	23,405	23,996
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	2,905	2,186
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	1,035	779
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/31	110	120
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	11,000	11,063
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/32	2,245	2,262
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	1,765	1,288
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/24	75	75
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.250%	6/15/26	390	391
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/31	3,200	3,423
[4,5,11]	New Jersey Transportation Trust Fund Authority Appropriations Revenue TOB VRDO	3.840%	5/2/24	8,281	8,281
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/32	2,500	1,806
[11,17]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	250	244
[11,13]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/25	350	330
[11,17]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/26	2,110	1,921
[14,17]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/27	1,370	1,205
[11,17]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/28	1,240	1,052
[4,5]	New Jersey Transportation Trust Fund Authority Transportation Program General Fund Revenue TOB VRDO	3.850%	5/7/24	48,560	48,560
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/25	5,185	5,233
[7]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	3,000	3,118
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	16,785	17,229
[7]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	17,500	18,494
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	3,625	3,631
[7]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	25,000	26,825
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	18,920	18,953
[7]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	21,000	22,845
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	10,250	10,265
	Newark Board of Education GO	5.000%	7/15/24	250	250
[1]	Newark Board of Education GO	5.000%	7/15/25	125	127
[1]	Newark Board of Education GO	5.000%	7/15/26	150	155
[1]	Newark Board of Education GO	5.000%	7/15/27	1,525	1,596
[1]	Newark Board of Education GO	5.000%	7/15/28	350	372
[3]	Newark NJ GO	5.000%	10/1/24	1,000	1,004
[3]	Newark NJ GO	5.000%	10/1/25	1,000	1,016
[3]	Newark NJ GO	5.000%	10/1/25	300	305
[3]	Newark NJ GO	5.000%	10/1/26	1,750	1,807
[3]	Newark NJ GO	5.000%	10/1/27	1,000	1,050
	North Brunswick Township NJ BAN GO	4.750%	8/9/24	4,750	4,751
[9]	North Hudson NJ Sewerage Authority Intergovernmental Agreement Revenue, ETM	0.000%	8/1/25	9,000	8,599
	Ocean City NJ GO	4.000%	9/15/26	2,855	2,892
	Ocean Township NJ/Ocean County BAN GO	5.000%	5/30/24	2,900	2,901
	Orange Township NJ BAN GO	4.250%	3/20/25	5,385	5,396
[1]	Perth Amboy NJ GO	3.000%	3/15/27	1,500	1,475
[1]	Perth Amboy NJ GO	3.000%	3/15/28	2,400	2,360
[1]	Plainfield Board of Education GO	5.000%	8/1/26	2,115	2,192
	Princeton NJ GO	2.000%	8/15/24	1,490	1,477
[3]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/24	485	487
[3]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/25	530	537
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/25	400	401
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/26	265	266
[3]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/26	1,090	1,124
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/27	990	995
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/29	1,200	1,207
[3]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	1,000	1,082
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	2,250	2,260
	Southampton Township NJ BAN GO	4.500%	3/19/25	1,195	1,200
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/24	8,285	8,290
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	17,450	17,671
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	4,750	4,860
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/27	1,025	1,063
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,000	1,055
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	2,470	2,610
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,400	2,535
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/33	1,000	1,055
	Toms River Board of Education GO	2.000%	7/15/27	1,810	1,689
[3]	Trenton NJ GO	5.000%	8/1/24	695	697
61

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Trenton NJ GO	5.000%	8/1/25	1,650	1,679
[3]	Trenton NJ GO	2.000%	7/15/26	2,135	2,032
[3]	Trenton NJ GO	2.000%	7/15/27	1,080	1,007
[3]	Trenton NJ GO	2.000%	7/15/28	1,090	995
[3]	Union City NJ GO	2.250%	8/1/26	500	474
	Union County NJ GO	4.000%	3/1/28	1,335	1,385
	Union County NJ GO	4.000%	3/1/29	1,465	1,535
	Union County NJ GO	4.000%	3/1/30	4,415	4,642
	Verona Township Board of Education GO	2.000%	3/1/25	1,250	1,223
	Verona Township Board of Education GO	2.000%	3/1/26	1,450	1,381
	Verona Township Board of Education GO	2.000%	3/1/27	1,500	1,400
[3]	Vineland NJ GO	3.000%	10/1/27	1,225	1,197
[3]	Vineland NJ GO	3.000%	10/1/28	585	571
	Winslow Township NJ BAN GO	5.000%	9/12/24	4,425	4,436
	Woodland Park Borough NJ BAN GO	4.500%	5/24/24	5,945	5,946
					1,643,775
New Mexico (0.8%)
[7]	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/26	1,000	1,034
[7]	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/29	1,000	1,088
	Farmington NM Electric Power & Light Revenue (San Juan Project) PUT	0.875%	10/1/26	3,465	3,173
	Farmington NM Industrial Revenue	1.800%	4/1/29	12,580	10,962
	Farmington NM Industrial Revenue (Corners Project)	1.800%	4/1/29	22,020	19,187
	Farmington NM Industrial Revenue (Four Corners Project)	1.800%	4/1/29	19,615	17,092
	Farmington NM Industrial Revenue PUT	1.150%	6/1/24	5,000	4,986
	Farmington NM Industrial Revenue PUT	3.900%	6/1/28	10,255	10,132
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/25	9,205	9,351
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/25	1,160	1,178
	New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	5.000%	6/1/26	3,385	3,494
	New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	4.000%	6/1/30	2,565	2,598
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	500	500
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	500	504
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,160	1,182
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	1,500	1,540
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	1,150	1,207
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	9,865	9,986
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	3.500%	7/1/50	2,320	2,271
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	3.000%	1/1/51	840	808
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	3.000%	7/1/52	1,035	993
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	5.250%	3/1/53	1,635	1,700
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	6.250%	9/1/53	1,710	1,841
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	3.000%	1/1/52	1,840	1,765
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	3.000%	3/1/53	5,360	5,140
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	5.750%	3/1/54	1,955	2,071
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	77,535	78,355
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/27	32,185	34,009
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/29	10,000	10,962
[4]	Winrock Town Center Tax Increment Development District No. 1 Tax Allocation Revenue	3.750%	5/1/28	1,588	1,544
					240,653
New York (12.7%)
[4]	Abag Nonprofit Corp. Finance Authority Miscellaneous Revenue VRDO	3.980%	5/1/24	28,200	28,200
[3]	Amherst Development Corp. Local or Guaranteed Housing Revenue	5.000%	10/1/24	1,000	1,004
	Binghamton NY BAN GO	4.000%	4/11/25	29,580	29,553
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/24	2,130	2,135
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/25	3,000	3,043
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/26	3,250	3,331
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/27	7,350	7,564
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/28	4,600	4,728
[3]	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	4.000%	7/15/29	1,750	1,752
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/24	615	612
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.500%	7/1/25	455	444
[3]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	750	765
[3]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,000	1,032
[3]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	2,570	2,685
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,405	2,399
62

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	650	630
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	350	335
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,130	1,068
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	245	229
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/24	120	120
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/25	130	129
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/26	100	97
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/27	100	97
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/28	100	96
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/29	220	210
	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	7/1/29	500	526
	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	7/1/30	510	541
[4]	Build NYC Resource Corp. Private Schools Revenue (Shefa School Project)	2.500%	6/15/31	2,405	2,075
	Canandaigua City School District BAN GO	4.500%	6/21/24	13,050	13,053
	Champlain Fire District BAN GO	4.250%	12/16/24	2,245	2,243
	Chemung County NY GO BAN	4.250%	8/29/24	22,500	22,499
	Commack Union NY Free School District GO	5.000%	6/26/24	9,000	9,010
[7]	Cutchogue Fire District BAN GO	4.500%	5/7/25	6,250	6,270
[4]	Deutsche Bank Spears/Lifers Trust Revenue TOB VRDO	3.980%	5/1/24	60,000	60,000
	Dolgeville Central School District BAN GO	4.500%	6/28/24	3,160	3,160
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/24	100	100
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/24	490	490
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/25	920	924
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/25	100	100
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/25	505	507
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/26	175	178
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/26	530	538
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/27	1,000	1,024
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/27	200	205
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/27	560	574
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/28	200	207
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/28	685	709
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/29	390	407
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/30	405	426
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/24	1,360	1,360
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/26	430	436
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,955	1,964
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	405	409
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,170	2,203
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/29	625	563
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	985	996
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,070	3,129
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,775	1,833
	Endicott NY BAN GO	5.250%	4/18/25	1,160	1,170
	Erie County Industrial Development Agency Intergovernmental Agreement Revenue (City School District-Bufallow Project)	5.000%	5/1/28	720	735
	Erie County Industrial Development Agency Intergovernmental Agreement Revenue (City School District-Bufallow Project)	5.000%	5/1/30	1,140	1,180
	Fairport Central School District BAN GO	4.500%	7/18/24	15,000	15,008
	Frankfort NY BAN GO	4.500%	3/19/25	2,750	2,753
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	600	606
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	400	410
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	665	687
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	500	519
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	600	623
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	9/1/25	630	631
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/28	300	317
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	10/1/28	275	277
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	5.000%	7/1/27	790	791
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	5.000%	7/1/27	750	781
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	5.000%	7/1/28	845	894
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/24	290	290
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/25	1,575	1,580
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/25	305	307
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/26	320	324
63

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/27	335	341
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/29	955	977
[7]	Ilion NY BAN GO	4.750%	5/9/25	6,500	6,506
	Ithaca NY BAN GO	4.000%	2/14/25	4,022	4,017
	Ithaca NY BAN GO	4.500%	2/14/25	11,105	11,124
	Lloyd NY BAN GO	4.500%	2/7/25	1,210	1,213
	Long Island Power Authority Electric Power & Light Revenue	1.000%	9/1/25	23,855	22,690
[3]	Long Island Power Authority Electric Power & Light Revenue	0.000%	12/1/25	2,895	2,715
[3]	Long Island Power Authority Electric Power & Light Revenue	0.000%	12/1/26	2,375	2,142
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/27	2,250	2,385
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/28	9,100	9,847
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/28	2,250	2,435
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/29	2,000	2,206
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/29	20,000	22,063
	Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	68,500	67,756
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	60,615	57,796
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	27,595	25,808
[2]	Long Island Power Authority Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.220%	9/1/38	48,785	48,539
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/24	5,565	5,577
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/27	1,400	1,459
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/27	3,565	3,737
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/33	1,020	1,083
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	3.000%	11/15/28	10,000	9,878
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	510	513
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,250	1,258
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	32,000	32,197
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	6,790	6,832
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,580	1,590
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,850	1,861
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	2,640	2,696
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	28,115	28,716
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	975	996
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,540	1,562
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	5,630	5,850
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	350	364
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	455	473
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	18,075	18,783
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	250	260
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	1,775	1,815
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	725	741
[3]	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/26	20,000	20,978
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	6,540	6,921
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	3,010	3,185
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	2,150	2,198
	Metropolitan Transportation Authority Transit Revenue	3.125%	11/15/28	1,000	980
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,040	1,063
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	2,585	2,781
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,735	1,796
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	2,000	2,152
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	2,885	2,986
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	2,660	2,784
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,390	1,437
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,150	1,258
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,020	1,054
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	3,265	3,377
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	2,500	2,644
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	1,250	1,275
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	8,665	9,168
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	3,225	3,290
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	4,000	4,135
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/33	5,325	5,334
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/24	24,155	24,163
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	20,000	20,033
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	34,135	34,276
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/30	14,445	15,477
[3,4]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	3.890%	5/2/24	3,600	3,600
[3,4]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	3.890%	5/2/24	2,700	2,700
64

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	3.890%	5/2/24	2,845	2,845
[1,4]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	3.890%	5/2/24	5,000	5,000
[2,3]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.800%	4.364%	11/1/32	3,000	2,999
[2]	Metropolitan Transportation Authority Transit Revenue, SIFMA Municipal Swap Index Yield + 0.430%	4.200%	11/1/31	9,500	9,465
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/25	1,700	1,725
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/27	2,000	2,051
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/27	2,000	2,051
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,200	1,203
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	225	226
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	360	356
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	500	505
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,605	1,637
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,700	1,740
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	445	460
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,000	3,003
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,001
[3]	Nassau County NY GO	5.000%	7/1/25	1,860	1,895
[3]	Nassau County NY GO	5.000%	7/1/26	1,000	1,039
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	10,595	11,637
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	3.000%	2/15/26	2,560	2,540
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.850%	5/1/26	665	635
[8]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.350%	11/1/29	1,410	1,176
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.400%	11/1/30	1,090	979
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	11/1/31	6,130	5,472
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	2/15/48	5,000	4,976
[8]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	11/1/24	545	532
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.125%	11/1/24	4,290	4,290
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/25	15,215	14,533
[8]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	21,900	20,792
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	7/1/25	3,075	2,917
[8]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.900%	1/1/26	20,865	19,495
[8]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/26	5,000	4,930
[8]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/26	13,000	12,740
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	12/30/27	18,000	17,936
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.800%	1/3/28	2,000	2,002
[8]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.625%	7/1/28	24,995	24,849
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	4.300%	11/1/28	5,000	5,083
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.730%	12/29/28	10,000	10,001
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.100%	10/1/29	4,000	3,556
[4]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue TOB VRDO	4.150%	5/1/24	37,995	37,995
[3]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/27	2,250	2,335
[3]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/28	1,250	1,319
[3]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/29	3,950	4,232
[3]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/30	3,250	3,533
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/30	1,180	1,286
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/31	4,000	4,115
[13]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/26	5,000	4,647
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/26	20,050	20,215
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	16,650	17,048
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	19,065	20,625
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	1,310	1,373
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/27	825	845
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	3,635	3,722
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	7,235	7,409
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	2,200	2,253
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	12,000	12,497
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	8,875	9,243
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	12,500	13,018
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	16,000	17,021
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	20,000	21,277
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	6,500	6,915
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/28	735	726
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/28	2,000	2,145
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	4,125	4,135
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	4,275	4,606
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	6,235	6,749
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	1,500	1,624
65

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	10,000	10,825
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/29	2,345	2,409
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	14,480	15,945
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	17,000	18,720
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	8,025	8,837
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	3,130	3,291
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	1,000	1,089
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	11,000	12,327
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	5,000	5,116
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	2,500	2,579
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/32	4,000	4,184
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/32	5,000	5,115
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/32	1,920	1,972
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	1,225	1,227
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	1,465	1,540
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/33	5,290	5,530
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	5,000	5,254
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	30,000	30,472
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	2,915	3,097
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	6,715	6,820
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	6,850	6,862
[4]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue PUT TOB	3.920%	6/20/24	7,335	7,335
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue, ETM	5.000%	8/1/26	1,900	1,967
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/27	1,140	1,201
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	8/1/27	5,045	5,340
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/28	2,190	2,349
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/29	1,695	1,850
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/29	5,000	5,506
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/30	5,310	5,905
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/30	10,825	12,131
	New York City Transitional Finance Authority Income Tax Revenue, ETM	5.000%	8/1/27	6,955	7,329
	New York City Trust for Cultural Resources Recreational Revenue	5.000%	12/1/26	1,910	1,981
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/24	4,625	4,649
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/24	1,935	1,943
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/26	100	102
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/27	1,500	1,296
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/27	4,460	4,538
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/28	1,250	1,272
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/30	430	437
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/32	1,590	1,109
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/34	1,000	1,016
[4]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue TOB VRDO	4.070%	5/2/24	5,200	5,200
	New York Counties Tobacco Trust VI Tobacco Settlement Funded Revenue	5.000%	6/1/25	845	856
	New York Liberty Development Corp. Industrial Revenue	2.450%	9/15/69	27,285	24,615
	New York Liberty Development Corp. Industrial Revenue	2.625%	9/15/69	13,485	12,151
	New York Liberty Development Corp. Industrial Revenue	2.800%	9/15/69	27,735	24,623
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.450%	11/15/29	5,250	4,463
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.700%	11/15/30	4,700	3,988
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.900%	11/15/31	3,000	2,529
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	1.000%	4/1/27	610	542
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.000%	4/1/27	1,380	1,287
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.100%	10/1/27	750	696
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/27	1,000	1,047
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	1.300%	4/1/28	1,250	1,106
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.200%	4/1/28	585	539
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.250%	10/1/28	1,020	937
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/28	1,000	1,058
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	1.450%	4/1/29	3,960	3,370
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	1.550%	4/1/29	1,375	1,179
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.150%	4/1/29	1,265	1,124
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/29	1,000	1,078
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.250%	4/1/30	1,225	1,084
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.000%	4/1/40	930	921
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.500%	10/1/47	3,190	3,139
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/48	13,275	13,508
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.000%	4/1/50	11,525	11,007
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.250%	10/1/50	4,195	4,075
66

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.250%	10/1/51	16,650	16,037
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.500%	10/1/52	4,555	4,443
	New York NY GO	5.000%	8/1/24	37,605	37,722
	New York NY GO	5.000%	8/1/25	2,075	2,082
	New York NY GO	5.000%	8/1/25	22,630	23,071
	New York NY GO	5.000%	8/1/25	49,670	50,637
	New York NY GO	5.000%	8/1/25	2,300	2,345
	New York NY GO	5.000%	8/1/25	3,320	3,385
	New York NY GO	5.000%	8/1/25	2,750	2,804
	New York NY GO	5.000%	8/1/25	1,125	1,147
	New York NY GO	5.000%	3/1/26	1,035	1,066
	New York NY GO	5.000%	8/1/26	100	102
	New York NY GO	5.000%	8/1/26	1,070	1,107
	New York NY GO	5.000%	8/1/26	3,185	3,295
	New York NY GO	5.000%	8/1/26	5	5
	New York NY GO	5.000%	8/1/26	1,000	1,035
	New York NY GO	5.000%	8/1/27	5,000	5,082
	New York NY GO	5.000%	8/1/27	1,750	1,767
	New York NY GO	5.000%	8/1/27	1,350	1,398
	New York NY GO	5.000%	8/1/27	46,000	48,469
	New York NY GO	5.000%	8/1/27	5,065	5,337
	New York NY GO	5.000%	8/1/27	5	5
	New York NY GO	5.000%	8/1/27	1,000	1,054
	New York NY GO	5.000%	8/1/27	6,000	6,322
	New York NY GO	5.000%	8/1/28	2,725	2,925
	New York NY GO	5.000%	8/1/28	10,455	11,221
	New York NY GO	5.000%	8/1/28	4,115	4,417
	New York NY GO	5.000%	8/1/28	1,000	1,073
	New York NY GO	5.000%	8/1/28	5,000	5,366
	New York NY GO	5.000%	8/1/28	1,050	1,127
	New York NY GO	5.000%	4/1/29	2,000	2,171
	New York NY GO	5.000%	4/1/29	5,000	5,428
	New York NY GO	5.000%	8/1/29	1,215	1,326
	New York NY GO	5.000%	8/1/29	12,765	13,936
	New York NY GO	5.000%	8/1/29	1,050	1,146
	New York NY GO	5.000%	4/1/30	1,000	1,101
	New York NY GO	5.000%	4/1/30	11,970	13,181
	New York NY GO	5.000%	8/1/30	2,825	2,893
	New York NY GO	5.000%	8/1/30	450	464
	New York NY GO	5.000%	8/1/30	525	526
	New York NY GO	5.000%	8/1/30	1,640	1,815
	New York NY GO	5.000%	8/1/30	1,500	1,660
	New York NY GO	5.000%	8/1/30	1,000	1,107
	New York NY GO	5.000%	8/1/30	5,000	5,533
	New York NY GO	5.000%	8/1/30	18,480	20,450
	New York NY GO	5.000%	8/1/30	1,575	1,743
	New York NY GO	5.000%	11/1/30	3,065	3,404
	New York NY GO	5.000%	8/1/31	1,735	1,739
	New York NY GO	5.000%	1/1/32	3,790	4,093
	New York NY GO	4.000%	8/1/32	3,465	3,445
[18]	New York NY GO PUT, 9.000% coupon rate effective 12/1/25	5.000%	12/1/25	2,000	2,022
[3]	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/28	2,695	2,931
[3]	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/29	1,000	1,109
[3]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/30	2,720	3,070
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/24	3,625	3,625
	New York State Dormitory Authority College & University Revenue	4.500%	7/1/24	745	745
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	200	200
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	2,000	2,003
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	250	250
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/25	315	318
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/25	325	329
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/26	2,830	2,830
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	700	718
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	550	555
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	350	359
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/27	3,820	3,820
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	1,500	1,564
67

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	180	188
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	755	786
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	200	212
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	100	100
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	950	1,004
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	63,815	67,988
	New York State Dormitory Authority College & University Revenue	5.000%	7/15/28	1,140	1,179
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	500	536
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	7,400	7,980
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	2,400	2,422
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	7,830	8,563
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	200	206
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/25	1,040	1,052
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/26	1,195	1,225
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/27	985	1,013
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/28	2,735	2,817
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/29	1,450	1,496
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/31	635	655
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,840	1,842
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	2,000	1,997
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,600	1,620
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	6,275	6,249
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	820	827
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	175	179
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	700	679
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	5,325	5,358
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	300	298
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,000	984
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,650	2,655
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,225	1,172
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,870	1,886
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	3,850	3,884
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,490	1,408
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	2,985	3,030
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	2,835	2,879
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,200	1,191
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	400	374
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	4,750	4,860
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,800	1,839
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	5,280	5,409
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/31	780	789
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	4,345	4,451
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	300	307
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,000	1,001
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/26	7,000	7,100
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	1.800%	11/1/28	18,730	17,185
[3,4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.920%	5/2/24	11,800	11,800
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.920%	5/2/24	3,690	3,690
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	30,000	30,932
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	22,160	22,849
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	12,995	13,896
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	2,900	3,101
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	1,350	1,444
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	1,200	1,212
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	6,900	7,504
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	1,460	1,588
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	3,470	3,623
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	1,165	1,184
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	9,900	10,950
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	6,700	6,760
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	11,035	11,522
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	5,000	5,125
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	1,890	1,992
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/32	16,905	17,016
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	1,050	1,067
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/33	4,880	4,977
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	2,295	2,351
68

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	2,810	2,837
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/33	6,275	6,399
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	5,000	5,075
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	56,870	57,580
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	23,175	23,502
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	8,390	8,508
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/26	1,410	1,454
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/26	37,560	38,691
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	3/15/25	1,000	1,014
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/26	5,950	6,197
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	3,575	3,717
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	1,000	1,039
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/27	2,700	2,874
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	10/1/28	1,045	1,060
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/28	2,775	3,003
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	1,550	1,630
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	4.000%	10/1/24	2,285	2,287
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/24	6,060	6,091
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/24	5,000	5,026
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/25	1,930	1,972
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/25	5,000	5,109
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/27	5,240	5,577
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/29	1,500	1,506
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/29	9,000	9,915
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/30	1,405	1,484
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/30	5,000	5,611
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/28	1,500	1,614
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/28	1,465	1,577
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/29	1,220	1,336
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	5,625	5,631
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	1,070	1,088
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	2,735	2,831
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	8,975	8,985
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	8,255	8,672
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	1,060	1,061
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	37,485	37,997
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/25	790	805
	New York State Energy Research & Development Authority Industrial Revenue PUT	3.000%	7/1/25	14,000	13,843
	New York State Energy Research & Development Authority Industrial Revenue PUT	3.000%	7/1/25	10,125	10,012
	New York State Energy Research & Development Authority Industrial Revenue PUT	3.000%	7/1/25	23,900	23,632
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/26	1,565	1,567
	New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/26	5	5
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.750%	5/1/24	1,220	1,220
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.700%	11/1/24	4,225	4,113
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.850%	11/1/24	880	858
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.600%	11/1/24	3,615	3,563
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	5/1/25	4,365	4,193
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.950%	5/1/25	3,610	3,448
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.400%	5/1/25	100	98
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	14,040	13,169
[8]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	1,715	1,609
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	3,000	2,814
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.650%	11/1/25	285	274
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.100%	5/1/26	1,750	1,611
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.100%	11/1/26	3,000	2,715
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.200%	5/1/30	1,395	1,241
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/25	4,075	3,817
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/25	5,130	4,806
69

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.700%	11/1/25	4,900	4,596
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.000%	11/1/26	2,770	2,519
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.000%	11/1/26	3,750	3,410
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.100%	5/1/27	21,765	19,514
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	25,215	23,955
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	12,825	12,184
[8]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	5/1/27	2,400	2,373
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/27	1,000	998
[8]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	38,000	36,880
[8]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	5,200	5,102
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.350%	5/1/28	7,595	7,433
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.650%	11/1/28	8,350	8,322
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.500%	11/1/28	27,000	27,306
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	5/1/29	5,000	4,880
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/29	19,750	19,722
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	11/1/29	23,750	23,167
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.750%	11/1/29	8,510	8,485
[4]	New York State Housing Finance agency Local or Guaranteed Housing Revenue TOB VRDO	4.120%	5/2/24	22,500	22,500
	New York State Thruway Authority Highway Revenue	5.000%	1/1/25	3,755	3,791
	New York State Thruway Authority Highway Revenue	5.000%	1/1/28	1,065	1,087
	New York State Thruway Authority Highway Revenue	5.000%	1/1/29	1,200	1,224
	New York State Thruway Authority Highway Revenue	5.000%	1/1/31	3,705	3,735
	New York State Thruway Authority Highway Revenue	5.000%	1/1/32	5,555	5,599
[4]	New York State Thruway Authority Highway Revenue TOB VRDO	3.920%	5/2/24	2,925	2,925
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/29	12,490	13,637
	New York State Thruway Authority Lease (Appropriation) Revenue, ETM	5.000%	3/15/27	2,865	3,005
	New York State Urban Development Corp. Income Tax Revenue	5.000%	9/15/29	20,000	22,005
	New York State Urban Development Corp. Income Tax Revenue	5.000%	9/15/30	60,000	67,140
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	8,260	8,685
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	1,120	1,145
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	2,610	2,655
	New York State Urban Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/28	17,475	18,786
	New York State Urban Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/29	7,050	7,731
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/24	1,000	1,005
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/25	3,240	3,298
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/26	3,675	3,792
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/27	3,085	3,228
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/28	2,085	2,212
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/29	1,000	1,075
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/30	4,160	4,540
[4]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	4.220%	5/1/24	24,600	24,600
	Ogdensburg NY BAN GO	4.500%	3/7/25	1,550	1,551
	Oneida County Local Development Corp. College & University Revenue (Utica College Project)	5.000%	7/1/29	1,105	1,140
[3]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	920	925
[3]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	830	863
[3]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	840	885
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/24	485	485
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/25	510	513
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/27	565	575
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/29	625	648
[3]	Oyster Bay NY GO	2.000%	3/1/26	4,945	4,704
[3]	Oyster Bay NY GO	2.000%	3/1/27	5,045	4,693
[3]	Oyster Bay NY GO	5.000%	8/1/27	1,000	1,059
[3]	Oyster Bay NY GO	2.000%	3/1/28	5,145	4,684
[3]	Oyster Bay NY GO	5.000%	8/1/28	1,500	1,620
[3]	Oyster Bay NY GO	2.000%	3/1/29	5,250	4,684
[3]	Oyster Bay NY GO	5.000%	8/1/29	1,700	1,868
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/25	1,835	1,854
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/26	4,655	4,751
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/26	13,785	14,414
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/15/26	510	510
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/27	220	223
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/27	6,750	6,966
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/27	7,890	8,416
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/28	5,000	5,226
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/28	2,815	3,066
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/30	1,000	1,013
70

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/30	5,745	6,094
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/25	440	446
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/26	680	699
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/27	485	508
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/28	500	533
	Schenectady NY BAN GO	4.750%	5/3/24	1,270	1,270
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project) PUT	1.550%	3/1/25	200	195
[3]	Suffolk County NY GO	5.000%	10/15/24	2,945	2,962
[1]	Suffolk County NY GO	5.000%	4/1/26	1,565	1,613
[3]	Suffolk County NY GO	5.000%	5/15/26	7,850	8,109
	Suffolk County NY GO	5.000%	10/1/26	1,125	1,170
[3]	Suffolk County NY GO	4.000%	10/15/26	4,820	4,903
[3]	Suffolk County NY GO	5.000%	11/1/26	9,160	9,546
[1]	Suffolk County NY GO	4.000%	10/15/27	7,925	8,155
[3]	Suffolk County NY GO	5.000%	11/1/27	9,615	10,229
[1]	Suffolk County NY GO	4.000%	4/1/32	4,780	4,844
[1]	Suffolk County NY GO	3.000%	6/15/32	4,000	3,796
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,250	1,265
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	1,200	1,232
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	1,500	1,630
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	1,095	1,202
	Tompkins County Development Corp. College & University Revenue	5.000%	7/1/26	400	406
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/24	985	984
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/25	1,025	1,020
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/26	450	446
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/27	455	450
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/28	460	454
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/29	470	461
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	425	447
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	140	140
[2]	Triborough Bridge & Tunnel Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.250%	4.020%	1/1/33	13,425	13,379
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/25	3,675	3,765
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/26	28,000	28,952
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/26	5,655	5,904
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	8,700	9,227
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	3,265	3,478
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/28	30,000	32,293
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/29	15,215	16,695
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/30	15,995	17,891
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/24	12,000	11,991
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/26	9,700	9,243
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	5.000%	5/15/26	25,235	25,804
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/28	26,285	24,091
[4]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB VRDO	3.820%	5/2/24	3,698	3,698
[2]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue, 67% of SOFR + 1.050%	4.614%	4/1/26	5,850	5,861
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/24	4,000	4,006
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/25	4,600	4,651
	Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/26	150	152
	Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/27	750	763
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/27	2,325	2,419
	Troy Enlarged City School District BAN GO	5.000%	6/7/24	6,795	6,801
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/24	9,675	9,680
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/26	4,990	5,123
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/27	2,780	2,893
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/28	4,025	4,191
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/29	3,775	3,928
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/31	3,980	4,133
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,000	1,038
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/33	6,790	7,043
	Utica NY BAN GO	4.500%	1/24/25	10,000	10,037
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/28	15,000	15,532
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/28	15,000	15,683
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/29	15,000	15,847
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/29	15,000	16,019
	Vails Gate Fire District BAN GO	4.000%	3/28/25	5,500	5,486
	Webster Central NY School District BAN GO	4.500%	6/27/24	18,750	18,756
71

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,230	1,229
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	515	512
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	685	684
[4]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.200%	7/1/28	5,900	5,760
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	830	830
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	450	450
[1]	Yonkers NY GO	5.000%	9/1/26	1,515	1,575
[1]	Yonkers NY GO	5.000%	9/1/27	1,000	1,062
[1]	Yonkers NY GO	5.000%	10/15/27	1,600	1,703
[1]	Yonkers NY GO	5.000%	10/15/29	1,785	1,972
[3]	Yonkers NY GO	5.000%	9/1/30	4,365	4,429
					3,716,141
North Carolina (0.9%)
	Asheville Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	11/1/25	1,475	1,490
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/24	630	631
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/29	2,750	2,978
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/2/24	1,410	1,420
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	0.800%	10/31/25	4,000	3,828
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	3.450%	10/31/25	7,495	7,460
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	3.625%	6/15/27	3,680	3,637
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/28	10,850	11,605
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	1.950%	11/1/29	8,995	7,954
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/31	5,970	6,592
[3]	Fayetteville State University Lease (Non-Terminable) Revenue (Student Housing Project)	5.000%	4/1/27	495	513
[3]	Fayetteville State University Lease (Non-Terminable) Revenue (Student Housing Project)	5.000%	4/1/28	520	546
[3]	Fayetteville State University Lease (Non-Terminable) Revenue (Student Housing Project)	5.000%	4/1/29	540	575
[3]	Fayetteville State University Lease (Non-Terminable) Revenue (Student Housing Project)	5.000%	4/1/31	595	645
	Forsyth County NC GO	3.000%	5/1/29	2,535	2,473
[8]	Inlivian Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	9,381	9,471
	Inlivian Local or Guaranteed Housing Revenue PUT	5.000%	10/1/26	8,160	8,294
	Inlivian Local or Guaranteed Housing Revenue PUT	4.750%	3/1/27	9,710	9,865
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	2,665	2,807
	North Carolina Capital Facilities Finance Agency College & University Revenue	4.000%	5/1/24	145	145
	North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	5/1/26	275	281
	North Carolina Capital Facilities Finance Agency Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.800%	7/1/34	30,000	30,000
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/29	3,000	3,035
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	1.350%	7/1/29	1,835	1,539
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/47	2,550	2,524
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	7/1/47	4,845	4,813
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/50	5,495	5,434
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	7,905	7,773
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/53	7,845	8,284
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	1/1/54	6,420	6,812
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	1/1/54	10,445	11,036
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	4/1/28	1,910	2,000
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	920	922
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	2,135	2,147
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	255	253
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	3/1/25	130	129
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	205	206
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	2.300%	9/1/25	495	481
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,455	1,455
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,425	1,450
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	245	241
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	125	126
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	220	221
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	700	719
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	2.550%	9/1/26	1,575	1,501
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/26	865	851
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,545	1,594
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	565	562
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	750	778
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/27	900	878
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	600	601
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,000	1,002
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,795	2,769
72

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,335	1,339
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/26	6,175	6,301
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/25	1,250	1,260
	North Carolina Turnpike Authority Highway Revenue	0.000%	7/1/28	750	623
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/30	3,210	3,309
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/32	1,080	1,113
	Raleigh Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/26	4,880	4,946
	Raleigh NC Combined Enterprise System Water Revenue	5.000%	9/1/29	1,000	1,105
	Salisbury NC Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	2,305	2,340
	Union County NC Enterprise System Water Revenue	1.375%	6/1/30	4,235	3,487
[2]	University of North Carolina at Chapel Hill College & University Revenue, 67% of SOFR + 0.650%	4.214%	12/1/41	32,900	32,920
[2]	University of North Carolina at Chapel Hill College & University Revenue, 67% of SOFR + 0.650%	4.214%	12/1/41	6,000	6,004
	University of North Carolina at Charlotte College & University Revenue	5.000%	10/1/24	400	402
	Wake County Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/27	6,670	6,844
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/25	520	520
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/26	550	564
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/27	580	604
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/28	415	440
					259,467
North Dakota (0.1%)
	Cass County Joint Water Resource District Intergovernmental Agreement Revenue	3.450%	4/1/27	6,685	6,673
	Cass County Joint Water Resource District Intergovernmental Agreement Revenue, ETM	0.480%	5/1/24	4,000	4,000
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	75	75
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	105	105
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	135	136
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	200	206
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,260	1,272
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	200	209
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,000	2,031
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	250	265
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	675	723
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	700	757
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	735	754
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	650	708
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/38	320	319
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/53	8,170	8,073
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	1/1/53	3,830	3,894
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Home Mortagage Finance Program)	3.500%	7/1/46	985	969
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Home Mortagage Finance Program)	4.000%	7/1/47	675	669
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program)	5.750%	7/1/53	3,790	3,980
[2]	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program), SIFMA Municipal Swap Index Yield + 0.200%	3.970%	1/1/43	3,585	3,583
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	1,765	1,751
	West Fargo ND GO	4.000%	5/1/25	350	351
	West Fargo ND GO	4.000%	5/1/26	500	504
	West Fargo ND GO	4.000%	5/1/27	425	429
					42,436
Ohio (2.2%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	325	327
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	200	202
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	250	254
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	500	511
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	575	588
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	375	389
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	985	1,016
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	650	687
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	700	753
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	230	241
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	700	762
	Akron OH Income Tax Revenue	4.000%	12/1/24	350	350
	Akron OH Income Tax Revenue	4.000%	12/1/24	365	365
	Akron OH Income Tax Revenue	4.000%	12/1/25	400	402
	Akron OH Income Tax Revenue	4.000%	12/1/25	470	472
	Akron OH Income Tax Revenue	4.000%	12/1/26	620	628
	Akron OH Income Tax Revenue	4.000%	12/1/26	935	945
73

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Akron OH Income Tax Revenue	4.000%	12/1/27	815	827
	Akron OH Income Tax Revenue	4.000%	12/1/28	2,380	2,439
	Akron OH Income Tax Revenue	5.000%	12/1/30	505	524
	Akron OH Income Tax Revenue	4.000%	12/1/32	1,000	1,024
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	15,770	15,800
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,165	1,172
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	25,895	26,271
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,000	2,039
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,530	2,624
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	4,000	4,224
	Allen County OH Hospital Facilities Revenue Health, Hospital, Nursing Home Revenue PUT	5.000%	8/3/27	19,945	20,754
	Allen County OH Hospital Facilities Revenue Health, Hospital, Nursing Home Revenue PUT	5.000%	6/4/30	30,065	31,873
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/28	6,890	7,284
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/29	4,750	5,105
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/25	7,020	7,084
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/30	100	101
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/27	400	417
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/28	400	423
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/29	500	537
	American Municipal Power Inc. Electric Power & Light Revenue PUT	1.000%	8/15/24	10,240	10,132
	Blue Ash OH BAN GO	4.000%	3/26/25	3,985	3,983
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	2,640	2,647
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,715	1,782
	Bowling Green State University College & University Revenue	5.000%	6/1/24	325	325
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	2,500	2,592
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/28	5,625	5,910
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	6,090	6,562
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,000	2,148
[11]	Butler County OH GO	5.250%	12/1/26	1,535	1,567
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	2,020	2,018
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,000	1,002
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	3,865	3,887
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,190	1,205
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	1,000	1,090
	Butler County OH Health, Hospital, Nursing Home Revenue	3.300%	11/15/29	3,950	3,594
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,225	1,241
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/31	1,000	947
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	3,545	3,579
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	4,040	4,078
[1]	Celina City School District GO	5.000%	12/1/28	245	262
	Centerville OH BAN GO	4.250%	4/9/25	1,200	1,202
	Centerville OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	650	650
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	500	502
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	950	965
[3,4,12]	Cincinnati City School District GO TOB VRDO	3.890%	5/2/24	5,000	5,000
[3]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/24	475	478
[3]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/25	200	204
[3]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/25	1,000	1,007
[3]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/26	2,255	2,273
[3]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/27	1,020	1,027
[3]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/31	100	101
	Cleveland OH GO	4.000%	12/1/24	300	301
	Cleveland OH GO	5.000%	12/1/24	1,000	1,008
	Cleveland OH GO	2.000%	12/1/25	300	289
	Cleveland OH GO	3.000%	12/1/26	680	672
	Cleveland OH GO	2.000%	12/1/27	460	430
	Cleveland OH GO	3.000%	12/1/27	1,480	1,455
	Cleveland OH GO	2.000%	12/1/28	615	568
	Cleveland OH Income Tax Revenue	4.000%	10/1/24	300	300
	Cleveland OH Income Tax Revenue	4.000%	10/1/24	280	280
	Cleveland OH Income Tax Revenue	5.000%	10/1/24	200	201
	Cleveland State University College & University Revenue	5.000%	6/1/28	515	526
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/27	1,320	1,366
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/28	1,385	1,448
74

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/29	2,910	3,065
[4,5]	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue TOB VRDO	3.840%	5/2/24	3,750	3,750
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/25	150	152
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/27	125	130
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/28	155	164
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/29	175	188
[1]	Cloverleaf Local School District COP	4.000%	12/1/26	270	273
[1]	Cloverleaf Local School District COP	4.000%	12/1/27	250	255
[1]	Cloverleaf Local School District COP	4.000%	12/1/28	220	226
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	1.000%	8/1/25	235	226
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	4.000%	8/1/27	300	299
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	4.000%	8/1/29	250	251
	Columbus OH Sewerage Revenue	4.000%	6/1/31	15,000	14,854
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue (Dering Family Homes Project) PUT	5.000%	2/1/27	2,000	2,038
[4]	Columbus-Franklin County Finance Authority Tax Allocation Revenue (Easton Project)	5.000%	6/1/28	8,530	8,455
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/24	475	475
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/27	1,095	1,149
	Cuyahoga Community College District College & University Revenue	4.000%	2/1/28	10	10
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/24	250	250
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/26	1,750	1,750
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/28	575	575
[4]	Cuyahoga County OH COP TOB VRDO	3.870%	5/7/24	4,100	4,100
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	4,250	4,262
[1]	Cuyahoga Falls City School District GO	4.000%	12/1/28	390	401
[8]	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	4.000%	6/1/25	2,095	2,084
[8]	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	4.750%	12/1/25	1,090	1,095
	Cuyahoga OH County Sales Tax Revenue (Ballpark Improvement Project)	4.000%	1/1/29	6,255	6,482
	Fairborn City School District GO	4.000%	12/1/28	180	186
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/25	250	255
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/26	250	259
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	405	404
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	420	418
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	970	963
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,015	1,009
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,065	1,058
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/29	265	248
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/30	875	812
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,000	2,001
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	1,585	1,584
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	1,620	1,620
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	2,500	2,502
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/26	500	502
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	18,080	18,956
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/27	600	607
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	830	830
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	800	800
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	1,500	1,501
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/32	1,885	1,886
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/31	3,000	3,034
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/32	3,000	3,032
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/26	7,090	7,395
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/27	5,000	5,319
[1]	Hillsdale Local School District (Ohio School Facilities Project) COP	4.000%	12/1/25	1,150	1,156
[1]	Hillsdale Local School District (Ohio School Facilities Project) COP	4.000%	12/1/26	1,755	1,774
[1]	Hillsdale Local School District (Ohio School Facilities Project) COP	4.000%	12/1/27	1,845	1,882
	Lake County OH Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/24	980	982
	Lake County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/25	1,090	1,108
	Lake County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/25	2,255	2,292
	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	15,140	15,249
	Lebanon City School District GO	3.000%	12/1/25	170	168
[7]	Lorain County OH BAN GO	4.375%	5/1/25	1,500	1,504
[1]	Lorain OH GO	4.000%	12/1/26	350	354
[1]	Lorain OH GO	4.000%	12/1/27	350	356
[1]	Lorain OH GO	4.000%	12/1/28	280	287
[8]	Lucas-Plaza Housing Development Corp. Local or Guaranteed Housing Revenue, ETM	0.000%	6/1/24	19,430	19,360
75

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mahoning County OH Sewer System Revenue Sewer Revenue	3.000%	12/1/26	125	123
	Mahoning County OH Sewer System Revenue Sewer Revenue	3.000%	12/1/27	100	98
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/25	70	70
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	100	102
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	500	511
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	785	811
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	300	310
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	610	636
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	345	362
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	1,560	1,638
[1]	Midview Local School District COP	4.000%	11/1/26	1,305	1,323
[1]	Midview Local School District COP	4.000%	11/1/27	500	510
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	160	160
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,100	1,102
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	400	406
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,735	3,769
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	750	771
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	4,940	5,030
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,115	1,163
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	5,000	5,143
	Montgomery County OH Health, Hospital, Nursing Home Revenue	1.750%	8/1/28	1,800	1,636
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	600	634
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	625	668
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	725	742
	North Ridgeville City School District BAN GO	4.625%	9/19/24	2,865	2,866
[1]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/25	165	168
[1]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/27	200	208
[1]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/28	220	232
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	1,500	1,510
	Ohio Air Quality Development Authority Electric Power & Light Revenue	3.375%	8/1/29	600	564
	Ohio Air Quality Development Authority Electric Power & Light Revenue	3.250%	9/1/29	5,245	4,955
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Duke Energy Corp. Project) PUT	4.000%	6/1/27	11,885	11,849
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Ohio Valley Electric Corporation Program) PUT	1.375%	11/1/24	1,875	1,834
	Ohio Air Quality Development Authority Electric Power & Light Revenue PUT	4.000%	6/1/27	10,500	10,364
	Ohio GO	5.000%	5/1/29	1,000	1,094
	Ohio GO	5.000%	5/1/30	1,000	1,113
	Ohio GO	5.000%	5/1/31	1,115	1,131
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	135	135
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/26	1,500	1,524
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	145	147
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/27	500	515
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	295	303
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/28	1,190	1,200
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/28	1,040	1,063
	Ohio Health, Hospital, Nursing Home Revenue PUT	5.000%	1/15/25	6,750	6,790
	Ohio Health, Hospital, Nursing Home Revenue VRDO	4.050%	5/1/24	9,000	9,000
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/24	1,915	1,927
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/25	905	914
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/25	2,000	2,045
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/26	950	973
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/26	1,535	1,547
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/27	500	518
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	9/1/27	650	645
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/28	525	553
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	9/1/28	680	675
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/29	1,105	1,183
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	9/1/29	715	710
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	9/1/31	795	786
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/24	1,255	1,262
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2020 Project)	5.000%	10/1/26	350	357
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2020 Project)	5.000%	10/1/27	385	397
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2020 Project)	5.000%	10/1/28	400	417
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/24	735	736
76

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/25	260	263
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	5.000%	12/1/26	100	102
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	5.000%	12/1/28	395	411
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project), ETM	5.000%	12/1/25	1,290	1,321
	Ohio Higher Educational Facility Commission College & University Revenue (Tiffin University 2019 Project)	3.000%	11/1/28	655	590
	Ohio Higher Educational Facility Commission College & University Revenue (Tiffin University 2019 Project)	5.000%	11/1/34	1,645	1,594
	Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/29	1,440	1,411
	Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/34	2,000	1,927
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2020 Project)	5.000%	2/1/28	250	263
	Ohio Higher Educational Facility Commission College & University Revenue PUT	1.625%	12/1/26	6,000	5,554
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	5.000%	10/1/27	250	258
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	5.000%	10/1/28	375	391
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	5.000%	10/1/29	450	474
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	5.000%	10/1/30	1,000	1,061
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	5.000%	10/1/31	645	688
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	160	160
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	705	704
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	765	759
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	180	178
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	930	921
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/27	185	184
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/27	1,000	993
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	190	189
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	1,000	995
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/29	400	399
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/29	1,000	997
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	515	538
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	9/1/48	4,415	4,406
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	3/1/52	1,680	1,617
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	3/1/52	6,415	6,523
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	3/1/53	3,905	4,084
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/55	2,045	2,230
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	6.000%	3/1/55	5,735	6,234
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	6/1/24	20,500	20,504
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/26	3,895	4,045
	Ohio Lease (Appropriation) Revenue (Building Funding Projects)	5.000%	10/1/24	1,550	1,558
	Ohio Lease (Appropriation) Revenue (Building Funding Projects)	5.000%	10/1/25	1,090	1,114
	Ohio Lease (Appropriation) Revenue (Improvement Funding Projects)	5.000%	12/1/25	2,300	2,357
	Ohio State University College and University Revenue	4.000%	12/1/31	1,000	1,001
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/28	5,000	5,341
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/29	3,660	3,981
	Ohio Water Development Authority Lease Revenue	5.250%	6/1/24	985	986
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/24	1,500	1,501
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/26	9,495	9,830
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/26	9,425	9,855
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/27	4,360	4,600
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/27	4,565	4,864
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/28	2,345	2,524
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/28	4,180	4,543
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/30	3,105	3,264
	Princeton City School District GO	5.000%	12/1/25	815	822
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	525	527
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	630	640
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,155	1,183
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	500	519
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	2,840	2,891
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	1,255	1,269
[1]	Sharonville OH Special Obligation Revenue	4.000%	12/1/26	925	938
[1]	Sharonville OH Special Obligation Revenue	4.000%	12/1/27	970	991
[1]	Sharonville OH Special Obligation Revenue	4.000%	12/1/28	725	746
[3]	Toledo OH GO	5.000%	12/1/25	1,435	1,464
77

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Toledo OH GO	5.000%	12/1/30	1,200	1,324
	Toledo-Lucas County Port Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	760	760
	Toledo-Lucas County Port Authority Local or Guaranteed Housing Revenue	5.000%	7/1/29	2,250	2,219
	University of Akron College & University Revenue	5.000%	1/1/26	480	484
	University of Akron College & University Revenue	4.000%	1/1/27	3,000	3,028
	University of Akron College & University Revenue	5.000%	1/1/29	6,120	6,163
	University of Akron College & University Revenue	5.000%	1/1/30	6,050	6,088
	University of Akron College & University Revenue, Prere.	5.000%	1/1/25	3,545	3,573
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	250	250
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	800	809
[1]	Wright State University College & University Revenue	5.000%	5/1/24	545	545
[1]	Wright State University College & University Revenue	5.000%	5/1/26	515	529
[1]	Wright State University College & University Revenue	5.000%	5/1/27	545	568
[3]	Youngstown State University College & University Revenue	4.000%	12/15/27	1,620	1,654
[3]	Youngstown State University College & University Revenue	4.000%	12/15/28	1,250	1,286
					656,315
Oklahoma (0.5%)
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public Schools Project)	4.000%	6/1/26	3,500	3,522
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public Schools Project)	4.000%	6/1/27	9,000	9,127
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public Schools Project)	4.000%	6/1/28	2,200	2,250
	Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/24	1,000	1,000
	Lincoln County Educational Facilities Authority Lease (Appropriation) Revenue (Stroud Public Schools Project)	5.000%	9/1/29	1,310	1,340
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	2,680	2,684
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	5,130	5,142
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	2,030	2,035
	Oklahoma Capitol Improvement Authority Appropriations Revenue	4.000%	7/1/32	1,145	1,153
[1]	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/29	1,000	1,087
	Oklahoma County Independent School District No. 89 GO	4.000%	7/1/28	22,260	22,916
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	950	958
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,805	1,818
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	2,005	2,021
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	900	906
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/24	1,435	1,431
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/25	3,475	3,451
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/26	2,400	2,420
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/27	2,600	2,644
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/28	3,650	3,744
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/33	275	283
[3]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/26	3,750	3,838
	Pontotoc County Educational Facilities Authority Lease (Appropriation) Revenue (ADA Public School Project)	4.000%	9/1/26	200	201
	Pontotoc County Educational Facilities Authority Lease (Appropriation) Revenue (ADA Public School Project)	4.000%	9/1/27	1,010	1,022
	Pontotoc County Educational Facilities Authority Lease (Appropriation) Revenue (ADA Public School Project)	4.000%	9/1/29	275	280
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/24	1,055	1,055
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/25	1,090	1,104
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/26	1,030	1,060
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/27	1,000	1,047
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/28	970	1,031
	Tulsa County Independent School District No. 4 Bixby GO	4.000%	6/1/25	10,500	10,514
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/24	1,000	1,000
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/28	600	604
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/29	400	403
	Tulsa County Industrial Authority Lease (Appropriation) Revenue	4.000%	9/1/30	1,210	1,245
	Tulsa County Industrial Authority Lease (Appropriation) Revenue	4.000%	9/1/31	4,720	4,869
	Tulsa County Industrial Authority Sales Tax Revenue	4.000%	12/1/24	3,710	3,712
	Tulsa County Industrial Authority Sales Tax Revenue	4.000%	12/1/25	3,860	3,888
	Tulsa County Industrial Authority Sales Tax Revenue	4.000%	12/1/31	1,500	1,511
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/24	11,510	11,525
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/25	11,610	11,711
	University of Oklahoma College & University Revenue	5.000%	7/1/25	290	294
	University of Oklahoma College & University Revenue	5.000%	7/1/26	815	839
	University of Oklahoma College & University Revenue	5.000%	7/1/27	435	455
	University of Oklahoma College & University Revenue	3.400%	7/1/28	3,970	3,896
	University of Oklahoma College & University Revenue	5.000%	7/1/28	500	515
	University of Oklahoma College & University Revenue	5.000%	7/1/28	455	484
78

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Oklahoma College & University Revenue	3.750%	7/1/30	4,195	4,195
					144,230
Oregon (0.7%)
	Benton & Polk School District No. 17J GO	0.000%	6/15/29	2,500	2,070
	Clackamas County School District No. 115 GO	0.000%	6/15/27	3,575	3,188
	Deschutes & Jefferson Counties School District No. 2J Redmond GO	0.000%	6/15/28	1,250	1,077
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	200	203
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	300	307
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	300	310
	Forest Grove OR College & University Revenue	5.000%	5/1/26	335	337
	Forest Grove OR College & University Revenue	5.000%	5/1/28	1,255	1,279
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/25	300	304
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/26	555	570
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/27	690	720
[4]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.890%	5/2/24	4,000	4,000
	Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow GO	5.000%	6/15/25	3,125	3,176
	Multnomah & Clackamas Counties School District No. 51JT Riverdale GO	0.000%	6/15/30	1,210	973
	Multnomah County OR GO	5.000%	6/15/27	25,000	26,431
	Multnomah County OR Hospital Facilities Authority Health, Hospital, Nursing Home Revenue, PUT	5.000%	3/1/25	11,435	11,453
	Multnomah County OR School District No. 1 Portland GO	3.000%	6/15/32	5,815	5,558
	Multnomah County School District No. 40 GO	0.000%	6/15/27	500	447
	Multnomah County School District No. 40 GO	0.000%	6/15/28	500	432
	Multnomah County School District No. 40 GO	0.000%	6/15/29	500	417
	Multnomah County School District No. 40 GO	0.000%	6/15/30	500	402
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/27	1,000	1,052
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/28	3,270	3,508
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/29	2,710	2,962
	Oregon GO	2.000%	8/1/25	2,545	2,474
	Oregon GO	5.000%	6/1/28	5,000	5,372
	Oregon GO	5.000%	5/1/29	2,000	2,029
	Oregon GO	5.000%	12/1/52	1,435	1,460
	Oregon GO	5.500%	12/1/53	3,980	4,188
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/30	10,215	10,962
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/44	250	249
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.750%	1/1/50	2,465	2,463
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	3.500%	1/1/51	4,645	4,539
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/51	3,750	3,706
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Anna Mann Apartments Project) PUT	1.000%	12/1/24	3,030	2,962
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	4.500%	7/1/49	7,150	7,121
	Oregon State Business Development Commission Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/28	15,110	15,180
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	425	428
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	300	305
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	285	292
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/30	12,455	13,492
[4]	Oregon State Health & Science University Health, Hospital, Nursing Home Revenue TOB VRDO	3.890%	5/7/24	5,340	5,340
	Oregon State Lottery Revenue	5.000%	4/1/26	130	130
	Oregon State Lottery Revenue	5.000%	4/1/29	1,510	1,528
	Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/24	2,640	2,652
	Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/25	5,110	5,207
	Port of Morrow OR GO	4.000%	6/1/24	160	160
	Port of Morrow OR GO	4.000%	12/1/24	160	160
	Port of Morrow OR GO	4.000%	6/1/25	165	165
	Port of Morrow OR GO	4.000%	12/1/25	150	151
	Port of Morrow OR GO	4.000%	6/1/26	170	171
	Port of Morrow OR GO	4.000%	12/1/26	170	171
	Port of Morrow OR GO	4.000%	6/1/27	535	541
	Port of Morrow OR GO	4.000%	12/1/27	240	244
	Port of Morrow OR GO	4.000%	6/1/28	1,105	1,122
	Port of Morrow OR GO	4.000%	12/1/28	1,045	1,066
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/26	950	968
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/27	1,305	1,370
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/28	3,650	3,903
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/31	2,900	3,250
	Portland Community College District GO	5.000%	6/15/24	1,125	1,126
	Portland OR Sewer System Sewer Revenue	4.500%	5/1/30	2,975	3,027
79

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Portland OR Water System Water Revenue	4.000%	5/1/32	3,930	3,931
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/24	110	110
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/25	115	115
	Salem-Keizer School District No. 24J GO	5.000%	6/15/25	1,025	1,042
	Salem-Keizer School District No. 24J GO	0.000%	6/15/27	5,000	4,471
	Seaside School District No. 10 GO	5.000%	6/15/31	1,000	1,048
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	90	90
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	100	101
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	100	101
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	150	153
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	225	232
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	250	259
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	300	313
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/28	1,130	1,215
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/29	1,000	1,093
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/26	925	896
	Yamhill County School District No. 40 McMinnville GO	4.000%	6/15/32	1,000	1,009
					197,029
Pennsylvania (4.3%)
	Adams County General Authority College & University Revenue	5.000%	8/15/25	1,405	1,422
	Adams County General Authority College & University Revenue	5.000%	8/15/26	1,480	1,518
	Adams County General Authority College & University Revenue	5.000%	8/15/27	225	234
	Adams County General Authority College & University Revenue	5.000%	8/15/28	1,635	1,724
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	10/15/26	365	363
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/27	530	521
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	3/1/28	1,825	1,919
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/28	1,555	1,526
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	3/1/29	1,100	1,125
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/29	1,690	1,654
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/30	900	878
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/31	925	898
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/33	2,120	2,139
[2]	Allegheny County Higher Education Building Authority College & University Revenue, 70% of SOFR + 0.290%	4.014%	2/1/33	3,765	3,718
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	9,500	9,578
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	6,145	6,245
[9]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	6.000%	7/1/26	100	105
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	9,415	9,692
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/26	2,335	2,413
[9]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	6.000%	7/1/27	700	753
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/27	1,960	2,061
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/29	4,000	4,308
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	3,015	3,160
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	1,920	2,010
[2]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.420%	4.190%	11/15/24	1,000	998
[2]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.480%	4.250%	11/15/25	5,195	5,166
[2]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.580%	4.350%	11/15/26	2,000	1,984
[2]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.470%	11/15/47	91,585	91,119
	Allegheny County IDA Industrial Revenue	4.875%	11/1/24	5,315	5,327
	Allegheny County PA GO	5.000%	12/1/32	1,000	1,006
[1]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/25	160	161
[1]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/26	655	661
[1]	Allegheny Valley Joint Sewage Authority Sewer Revenue	5.000%	8/1/29	600	648
[1]	Allentown City School District GO	5.000%	2/1/25	955	963
[1]	Allentown City School District GO	3.000%	2/1/28	100	97
[1]	Allentown City School District GO	5.000%	2/1/29	2,245	2,365
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/24	460	460
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/25	870	873
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/26	950	966
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/27	1,950	2,003
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/28	2,345	2,435
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/27	7,150	7,273
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/28	815	830
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/28	7,230	7,252
80

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.125%	5/1/32	3,690	3,699
[3]	Altoona PA Sewer GO	5.000%	12/1/24	150	151
[1]	Armstrong School District GO	3.000%	3/15/25	575	569
[1]	Armstrong School District GO	3.000%	3/15/26	875	859
[1]	Beaver County PA GO	5.000%	4/15/25	1,435	1,455
	Bensalem Township School District GO	3.000%	6/1/24	500	499
	Bensalem Township School District GO	4.000%	6/1/25	430	431
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/24	1,205	1,004
	Bethel Park School District GO	4.000%	8/1/31	2,500	2,535
[2]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.350%	3.914%	1/1/30	2,015	1,986
[2]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.350%	3.914%	7/1/31	2,290	2,257
[2]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.350%	3.914%	1/1/32	1,980	1,951
[3]	Bethlehem PA GO	5.000%	12/1/24	290	292
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/24	500	500
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/25	500	502
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/26	520	523
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/27	1,095	1,108
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/28	455	463
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/29	1,000	1,023
[1]	Bristol Township School District GO	3.000%	6/1/24	100	100
[1]	Bristol Township School District GO	5.000%	6/1/25	640	649
[1]	Bristol Township School District GO	5.000%	6/1/27	545	570
[1]	Bristol Township School District GO	4.000%	6/1/28	200	205
	Bucks County IDA Charter School Aid Revenue (Charter School Lane Project)	5.000%	3/15/26	765	763
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/24	425	424
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/25	450	449
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/26	470	470
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/27	585	587
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/28	785	791
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/29	825	833
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/25	2,025	1,998
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/26	250	236
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/27	550	505
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/28	550	493
[4]	Bucks County Water and Sewer Authority Special Assessment Revenue TOB VRDO	3.890%	5/2/24	2,800	2,800
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,200	1,191
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,910	1,898
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,125	2,115
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,065	1,063
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	985	986
	Capital Region Water Revenue	5.000%	7/15/25	1,000	1,015
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,000	1,005
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,040	1,059
	Chambersburg Area School District GO	5.000%	3/1/25	1,220	1,221
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	345	338
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,285	1,302
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	180	171
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,800	1,850
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	1,670	1,745
	Chester County Health and Education Facilities Authority Miscellaneous Revenue	5.000%	11/1/25	1,000	1,005
	Chester County Health and Education Facilities Authority Miscellaneous Revenue	5.000%	11/1/26	1,010	1,021
	Chester County IDA Charter School Aid Revenue	5.000%	3/1/27	2,000	2,019
	Chester County IDA Charter School Aid Revenue	5.000%	10/15/27	1,285	1,287
[4]	Chester County IDA Local or Guaranteed Housing Revenue TOB VRDO	4.150%	5/1/24	20,310	20,310
[1]	Coatesville Area School District Building Authority Lease (Appropriation) Revenue	5.000%	12/1/24	430	430
[1]	Coatesville Area School District Building Authority Lease (Appropriation) Revenue	5.000%	12/1/25	390	390
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/24	1,750	1,751
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/26	1,585	1,633
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	3,000	3,001
	Commonwealth of Pennsylvania COP	5.000%	7/1/24	300	300
	Commonwealth of Pennsylvania COP	5.000%	7/1/25	500	508
[3]	Commonwealth of Pennsylvania GO	5.000%	9/15/25	12,350	12,626
	Commonwealth of Pennsylvania GO	5.000%	9/1/27	10,000	10,572
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	125	129
[3]	Commonwealth of Pennsylvania GO	4.000%	8/15/29	5,960	5,989
	Commonwealth of Pennsylvania GO	5.000%	9/1/29	22,250	24,474
	Commonwealth of Pennsylvania GO	5.000%	10/1/29	25,000	27,540
81

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Pennsylvania GO	4.000%	1/1/30	1,705	1,730
	Commonwealth of Pennsylvania GO	4.000%	6/15/30	3,000	3,001
[3]	Cornell School District GO	4.000%	9/1/24	500	499
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/25	1,220	1,229
[4]	Dauphin County General Authority College & University Revenue	4.250%	10/15/26	2,630	2,482
[4]	Dauphin County General Authority College & University Revenue	5.000%	10/15/34	4,135	3,517
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	5.000%	6/1/28	255	261
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	4.000%	6/1/31	1,145	1,155
	Dauphin County PA GO	5.000%	11/15/25	3,350	3,432
	Delaware County Authority College & University Revenue	5.000%	10/1/24	250	250
	Delaware County Authority College & University Revenue	5.000%	10/1/25	265	265
	Delaware River Port Authority Highway Revenue	5.000%	1/1/25	15,250	15,385
	Delaware River Port Authority Highway Revenue	5.000%	1/1/26	12,570	12,896
[2]	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue, 67% of 1M USD LIBOR + 0.880%	4.526%	9/1/48	5,000	4,999
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/29	5,000	5,089
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	5.000%	3/1/29	1,270	1,354
[2]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.490%	4.054%	3/1/57	13,470	13,214
[2]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue, SIFMA Municipal Swap Index Yield + 0.400%	4.170%	3/1/57	15,495	15,299
[11]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/28	7,070	7,625
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	525	525
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	1,330	1,331
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	1,910	1,926
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	360	363
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	650	655
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	1,460	1,487
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	635	647
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	795	817
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	600	617
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/28	850	885
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/28	355	370
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/29	910	946
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/29	380	399
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/33	1,730	1,720
	Ephrata Area School District GO	4.000%	3/1/27	2,735	2,788
	Ephrata Area School District GO	4.000%	3/1/28	1,800	1,849
	Erie County Conventional Center Authority Revenue Miscellaneous Revenue	5.000%	1/15/32	1,910	1,922
	Erie Higher Education Building Authority College & University Revenue (Aicup Financing Program)	5.000%	5/1/28	355	358
[3]	Erie School District GO	5.000%	4/1/25	475	480
[3]	Erie School District GO	5.000%	4/1/26	575	589
[1,11]	Erie Sewer Authority Lease Revenue	0.000%	12/1/25	2,155	2,023
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/24	500	498
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/25	500	495
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/26	1,070	1,052
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/27	650	634
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/27	9,000	9,265
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/30	3,920	4,195
[3]	Harrisburg School District GO	5.000%	11/15/24	2,065	2,077
[3]	Harrisburg School District GO	5.000%	11/15/25	5,085	5,199
	Hempfield Township PA GO	4.000%	10/15/28	240	248
[4]	Jefferson County Hospital Authority PA Health, Hospital, Nursing Home Revenue BAN	4.500%	1/15/27	3,135	3,131
	Lackawanna County IDA College & University Revenue	5.000%	11/1/24	500	502
	Lackawanna County IDA College & University Revenue	5.000%	11/1/26	1,165	1,197
	Lackawanna County IDA College & University Revenue	5.000%	11/1/27	510	531
[1]	Lackawanna County PA GO	4.000%	3/15/25	300	300
[1]	Lackawanna County PA GO	4.000%	3/15/26	400	402
[1]	Lackawanna County PA GO	4.000%	3/15/27	500	502
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	3.500%	3/1/25	245	241
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	1,090	1,054
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/24	1,300	1,299
[1]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/25	300	305
[3]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/25	225	229
[1]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/26	820	845
[3]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/26	320	330
[1]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/27	685	716
[3]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/27	445	465
82

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/28	615	653
[3]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/28	450	478
[3]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/29	500	539
[3]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/30	500	546
	Lancaster IDA College & University Revenue (P3 FMC Holdings, LLC Project)	5.000%	7/1/26	340	350
[3]	Lancaster PA GO	4.000%	11/1/26	2,410	2,426
[3]	Lancaster PA GO	4.000%	11/1/27	2,605	2,634
[3]	Lancaster PA GO	5.000%	11/1/27	1,290	1,324
[3]	Lancaster School District GO	4.000%	6/1/24	365	365
	Lansdale Borough PA GO	2.000%	10/1/25	650	626
	Lansdale Borough PA GO	2.000%	10/1/26	300	283
	Laramie County WY Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	10,000	10,829
	Latrobe IDA College & University Revenue	5.000%	3/1/26	180	180
	Latrobe IDA College & University Revenue	5.000%	3/1/27	150	151
	Latrobe IDA College & University Revenue	5.000%	3/1/28	150	151
	Latrobe IDA College & University Revenue	5.000%	3/1/29	175	177
	Lehigh County General Purpose Authority Charter School Aid Revenue	4.000%	6/1/29	1,130	1,109
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/24	380	379
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/25	265	262
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/26	285	281
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/27	1,135	1,114
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/28	445	437
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,120	1,121
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	4,750	4,800
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,730	3,813
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	4,325	4,478
[3]	Luzerne County IDA Lease Revenue	5.000%	12/15/24	1,330	1,337
[3]	Luzerne County PA GO	5.000%	12/15/24	1,500	1,512
[3]	Luzerne County PA GO	5.000%	12/15/24	1,000	1,008
[3]	Luzerne County PA GO	5.000%	11/15/29	4,000	4,049
	Lycoming County Authority College & University Revenue (Aicup Financing Program)	4.000%	11/1/25	520	520
	Lycoming County Authority College & University Revenue (Aicup Financing Program)	4.000%	11/1/26	540	535
	Manheim Township School District GO	4.000%	2/1/26	1,275	1,289
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	360	365
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	805	840
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	1,600	1,689
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/28	565	598
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	1,640	1,755
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	440	473
	Montgomery County Higher Education and Health Authority College & University Revenue	5.000%	4/1/26	1,655	1,642
	Montgomery County Higher Education and Health Authority College & University Revenue	5.000%	4/1/27	815	808
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	2,130	2,133
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,200	1,186
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	315	321
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	2,030	1,996
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	475	490
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	750	785
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	2,000	2,106
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/30	750	805
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	3,125	3,274
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	1,540	1,612
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	1,285	1,344
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/24	375	376
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/25	1,305	1,319
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/26	1,460	1,494
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/28	1,500	1,576
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/31	3,390	3,605
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,000	1,002
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	585	579
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,000	1,005
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, ETM	5.000%	1/15/25	1,000	1,008
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	4.000%	1/15/25	315	315
	Montgomery County PA IDA Industrial Revenue	4.100%	6/1/29	7,130	7,306
83

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Montgomery County PA IDA Industrial Revenue PUT	4.100%	4/3/28	17,340	17,679
[1]	New Kensington-Arnold School District GO	5.000%	5/15/25	2,230	2,257
[1]	New Kensington-Arnold School District GO	5.000%	5/15/26	1,015	1,044
[2]	North Penn Water Authority Water Revenue, SIFMA Municipal Swap Index Yield + 0.560%	4.330%	11/1/24	630	630
[3]	North Pocono School District GO	4.000%	9/15/28	1,580	1,628
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/25	260	261
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/28	480	478
[1]	Northeastern School District/York County GO	1.000%	9/1/24	100	98
	Northern York County School District GO	4.000%	11/15/26	1,880	1,905
	Northern York County School District GO	4.000%	11/15/28	820	844
	Penn Delco School District GO	4.000%	6/1/27	200	204
	Penn Delco School District GO	4.000%	6/1/28	445	457
	Penn Delco School District GO	4.000%	6/1/29	350	361
[3]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.000%	1/1/25	485	487
[3]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.000%	1/1/26	1,500	1,523
[3]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.000%	1/1/27	1,285	1,320
[3]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.000%	1/1/28	700	729
[3]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.000%	1/1/29	580	613
[3]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.000%	1/1/30	500	535
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/24	440	440
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	7,535	7,584
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	400	405
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	350	355
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	275	279
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/25	515	518
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	1,125	1,155
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/26	1,270	1,283
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	300	313
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	325	339
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/27	610	641
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	2,405	2,533
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	435	459
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/28	760	811
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	500	537
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	500	537
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	485	525
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	3,785	3,790
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	8,000	8,838
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/31	2,325	2,570
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	4,890	4,896
[2]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.420%	4.190%	11/15/24	1,370	1,367
[2]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.480%	4.250%	11/15/25	1,755	1,745
[2]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.580%	4.350%	11/15/26	1,825	1,807
[2]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.470%	11/15/47	27,410	27,271
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Project) PUT	0.950%	12/1/26	13,655	12,552
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/24	175	175
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/24	1,430	1,430
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/24	1,535	1,537
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/25	175	177
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/25	1,625	1,651
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/25	960	973
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/26	550	563
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/26	1,010	1,021
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/27	600	624
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/27	710	721
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/28	1,000	1,006
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/33	1,250	1,268
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/33	2,805	2,819
[7]	Pennsylvania Higher Educational Facilities Authority College & University Revenue (AICUP Financing Program) PUT	4.500%	5/1/26	3,245	3,245
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,320	2,362
84

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	2,030	2,174
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	1,000	1,087
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/24	215	216
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/24	130	130
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/25	1,000	1,010
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/25	105	106
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	200	203
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	250	254
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	110	112
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	185	189
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	125	128
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	1,120	1,146
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	400	413
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	250	258
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	150	155
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/27	1,000	1,040
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/27	125	130
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	10/1/27	400	395
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/27	325	341
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/27	250	262
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/27	115	121
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/28	500	528
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/28	1,375	1,451
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/28	250	264
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	2,910	3,094
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	260	276
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/29	325	348
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/46	490	484
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/48	5,585	5,525
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/49	1,070	1,052
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/49	2,925	2,836
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/50	3,010	2,905
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/51	1,550	1,504
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/51	19,592	18,660
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/52	4,545	4,327
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	10/1/52	13,200	13,149
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/52	6,585	6,706
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/53	14,555	15,254
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	10/1/53	4,827	5,077
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/53	6,155	6,646
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	10/1/54	4,440	4,793
[4]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	4.150%	5/1/24	7,366	7,366
	Pennsylvania State University College & University Revenue	5.000%	9/1/28	1,200	1,244
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	3,280	3,282
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	2,000	2,001
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	550	550
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/24	250	252
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/24	895	896
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	1,555	1,577
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	3,955	4,012
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	3,455	3,505
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	750	767
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	1,250	1,290
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	1,215	1,253
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	4,475	4,616
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	1,010	1,051
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	750	765
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	2,000	2,020
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	375	398
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	550	562
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	750	810
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	16,095	16,617
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/29	1,000	1,098
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	1,025	1,082
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	3,250	3,622
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/31	1,000	1,048
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/29	100	104
85

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Pennsylvania Turnpike Commission Transit Revenue, SIFMA Municipal Swap Index Yield + 0.850%	3.770%	7/15/41	26,500	26,509
	Pequea Valley School District GO	3.000%	5/15/24	115	115
	Pequea Valley School District GO	4.000%	5/15/28	150	154
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/28	500	535
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/29	500	542
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/30	600	659
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/24	915	917
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/25	1,595	1,619
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/25	2,250	2,289
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/26	1,300	1,338
[3]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/26	600	620
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/28	1,250	1,301
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/28	230	233
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/29	1,100	1,114
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/30	2,000	2,025
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/33	1,645	1,665
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	9,605	9,604
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	840	854
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,000	1,017
[4]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/24	170	170
[4]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/25	170	170
[4]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/26	810	815
[4]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/27	335	339
	Philadelphia IDA Charter School Aid Revenue	4.000%	6/15/29	710	677
	Philadelphia IDA College & University Revenue	4.000%	11/1/24	1,045	1,043
	Philadelphia IDA College & University Revenue	5.000%	11/1/25	1,845	1,874
	Philadelphia IDA College & University Revenue	5.000%	11/1/26	2,385	2,441
	Philadelphia IDA College & University Revenue	5.000%	11/1/27	2,500	2,589
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/24	400	401
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/25	1,665	1,677
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/26	390	397
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/27	310	319
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/28	320	331
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/29	340	354
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/30	500	525
	Philadelphia IDA Lease (Non-Terminable) Revenue	5.000%	2/15/25	3,165	3,191
	Philadelphia IDA Lease (Non-Terminable) Revenue	5.000%	10/1/25	10,300	10,474
	Philadelphia IDA Lease (Non-Terminable) Revenue	5.000%	10/1/26	5,280	5,452
	Philadelphia IDA Lease (Non-Terminable) Revenue	5.000%	10/1/27	4,675	4,910
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/24	650	651
	Philadelphia PA GO	5.000%	8/1/25	8,150	8,279
	Philadelphia PA GO	5.000%	5/1/26	2,860	2,947
	Philadelphia PA GO	5.000%	8/1/26	5,000	5,065
	Philadelphia PA GO	5.000%	8/1/26	5,055	5,231
	Philadelphia PA GO	5.000%	8/1/28	250	253
	Philadelphia PA GO	5.000%	8/1/29	250	263
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/25	1,425	1,457
	Philadelphia School District GO	5.000%	9/1/24	1,395	1,399
	Philadelphia School District GO	5.000%	9/1/24	310	311
	Philadelphia School District GO	5.000%	9/1/24	1,000	1,003
	Philadelphia School District GO	5.000%	9/1/25	1,040	1,057
	Philadelphia School District GO	5.000%	9/1/25	2,115	2,150
	Philadelphia School District GO	5.000%	9/1/25	2,325	2,363
	Philadelphia School District GO	5.000%	9/1/26	2,690	2,769
	Philadelphia School District GO	5.000%	9/1/26	1,500	1,544
[3,12]	Philadelphia School District GO	5.000%	6/1/27	1,465	1,534
	Philadelphia School District GO	5.000%	9/1/27	4,105	4,287
	Philadelphia School District GO	5.000%	9/1/27	2,500	2,611
	Philadelphia School District GO	5.000%	9/1/28	2,253	2,306
	Philadelphia School District GO	5.000%	9/1/28	1,305	1,381
	Philadelphia School District GO	5.000%	9/1/29	10,000	10,216
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/24	500	503
[3]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	4.000%	2/1/25	1,910	1,914
[3]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	4.000%	2/1/25	2,680	2,685
[3]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	4.000%	2/1/26	5,025	5,069
[3]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/26	2,000	2,051
[3]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/27	4,050	4,220
86

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/28	2,595	2,752
[3]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/28	1,045	1,108
[3]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/29	685	739
	Pittsburgh PA GO	5.000%	9/1/24	520	522
[3]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/24	140	140
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/24	17,180	17,242
[2,3,4]	Pittsburgh Water & Sewer Authority Water Revenue, 70% of SOFR + 0.800%	4.524%	9/1/40	19,500	18,967
[1]	Plum Boro PA School District GO	3.300%	9/15/29	100	99
	School District of Philadelphia GO	5.000%	9/1/26	1,645	1,693
	School District of Philadelphia GO	5.000%	9/1/27	1,335	1,394
	School District of Philadelphia GO	5.000%	9/1/28	275	291
	School District of Philadelphia GO	5.000%	9/1/28	1,000	1,059
	School District of Philadelphia GO	5.000%	9/1/29	1,570	1,683
	School District of Philadelphia GO	5.000%	9/1/30	2,665	2,893
[3]	Scranton PA GO	5.000%	11/15/28	770	815
[3]	Scranton PA GO	5.000%	11/15/29	625	669
[3]	Scranton PA GO	5.000%	11/15/30	920	996
[3]	Scranton PA GO	5.000%	11/15/31	1,675	1,832
	Scranton PA School District GO	5.000%	12/1/26	1,050	1,081
	Scranton PA School District GO	5.000%	12/1/30	1,640	1,757
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/24	300	301
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/25	315	320
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/26	930	950
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/27	995	1,019
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/28	785	806
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/27	45	46
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/24	105	105
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/25	165	166
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/26	160	163
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/27	300	310
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/28	215	225
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/29	250	265
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	26,185	28,356
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	2,795	2,797
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/24	500	500
[1]	Spring Cove School District GO	3.000%	11/15/26	1,545	1,515
	St. Mary Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,950	1,962
[1]	State Public School Building Authority College & University Revenue	5.000%	7/15/24	190	190
[1]	State Public School Building Authority College & University Revenue	5.000%	3/1/25	400	404
[1]	State Public School Building Authority College & University Revenue	5.000%	7/15/25	450	455
[1]	State Public School Building Authority College & University Revenue	5.000%	3/1/26	1,000	1,022
[1]	State Public School Building Authority College & University Revenue	5.000%	7/15/26	735	752
[1]	State Public School Building Authority College & University Revenue	5.000%	3/1/27	715	741
[1]	State Public School Building Authority College & University Revenue	5.000%	7/15/27	1,200	1,245
[1]	State Public School Building Authority College & University Revenue	5.000%	3/1/28	750	790
[1]	State Public School Building Authority College & University Revenue	5.000%	7/15/28	2,035	2,145
[1]	State Public School Building Authority Lease (Appropriation) Revenue	5.000%	10/1/25	1,000	1,017
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/25	2,500	2,537
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/29	385	396
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/30	17,870	18,480
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/31	9,510	9,773
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	1,105	1,134
	Twin Valley School District GO	3.000%	4/1/27	1,000	982
	Twin Valley School District GO	3.000%	4/1/29	500	486
	Unionville-Chadds Ford School District GO	4.000%	6/1/31	4,400	4,482
[1]	University Area Joint Authority Sewer Revenue	5.000%	11/1/24	745	749
[1]	University Area Joint Authority Sewer Revenue	5.000%	11/1/25	1,070	1,093
[1]	University Area Joint Authority Sewer Revenue	5.000%	11/1/26	1,005	1,025
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	5.000%	2/15/29	10,000	10,857
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/28	500	483
[1]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/27	1,280	1,300
[1]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/28	130	132
	Westmoreland County PA GO	5.000%	8/15/28	1,655	1,763
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/24	435	435
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/27	675	655
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/28	705	674
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/24	375	374
87

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/25	465	461
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/26	995	986
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/27	2,295	2,337
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/28	575	589
[4]	Westmoreland County PA IDA Revenue	4.720%	7/1/35	8,000	7,631
[1]	Woodland Hills School District GO	4.000%	9/1/26	600	607
[1]	Woodland Hills School District GO	4.000%	9/1/27	630	643
	York County PA IDA Industrial Revenue PUT	4.100%	4/3/28	4,020	4,032
[1]	York County School of Technology Authority Lease Revenue	5.000%	2/15/25	1,350	1,363
					1,256,077
Puerto Rico (1.7%)
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	11,886	11,796
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	103,756	104,455
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	94,087	97,789
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	73,958	79,697
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	17,900	19,951
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/24	2,860	2,865
	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	6.125%	7/1/24	767	770
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	8,895	9,007
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	2,860	2,896
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	1,225	1,240
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	3,000	3,038
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/28	5,620	5,853
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	2,710	2,843
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	4,570	4,794
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	45,465	48,052
[3]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/24	300	300
[9]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/24	470	470
[9]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/24	2,150	2,150
[9]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.250%	7/1/25	360	358
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Public Housing Project)	5.000%	12/1/26	12,355	12,825
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Public Housing Project)	5.000%	12/1/27	3,200	3,338
	Puerto Rico Housing Finance Authority Local or Guaranteed Housing Revenue (Mirador Las Casas Project) PUT	5.000%	3/1/26	1,415	1,445
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	410	424
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	250	261
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	11,844	11,769
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	44,125	39,073
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	25,840	21,168
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	1,716	1,402
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	14,085	10,608
					500,637
Rhode Island (0.2%)
[3]	Providence Public Building Authority Lease (Appropriation) Revenue	4.000%	9/15/24	500	499
[3]	Providence Public Building Authority Lease (Appropriation) Revenue	5.000%	9/15/25	500	506
	Providence RI GO	5.000%	1/15/25	250	252
	Providence RI GO	5.000%	1/15/26	250	255
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/25	8,810	8,939
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/24	375	377
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/24	670	673
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/25	395	402
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/25	425	433
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/25	450	459
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/26	150	155
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/27	150	158
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/27	490	516
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/28	145	155
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/28	350	375
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/29	365	397
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,925	1,959
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	1,380	1,395
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	985	996
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	1,715	1,735
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	2,670	2,701
	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	1.200%	10/1/25	325	305
	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	1.450%	10/1/26	300	276
88

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	1.625%	10/1/27	600	542
	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	4.000%	10/1/48	4,460	4,408
	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	4/1/49	5,695	5,508
	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.750%	10/1/49	4,230	4,161
	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/50	5,940	5,721
	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.500%	10/1/50	1,865	1,822
	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/51	4,135	3,963
[8]	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue PUT	4.000%	10/1/26	4,030	4,030
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/25	14,020	14,192
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/26	1,100	1,114
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/27	435	441
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,500	1,521
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/35	1,500	1,519
					72,860
South Carolina (1.4%)
	Columbia SC Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/26	6,054	6,141
	Florence County SC Health, Hospital, Nursing Home Revenue (McLeod Regional Medical Center Project)	5.000%	11/1/27	865	870
	Florence County SC Intergovernmental Agreement Revenue	5.000%	6/1/28	6,000	6,423
	Fort Mill School District No. 4 GO	4.000%	3/1/32	5,850	5,945
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/26	7,380	7,705
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/27	6,255	6,652
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/28	3,125	3,388
[8]	Greenville SC Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	10/1/25	12,680	12,792
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	2,080	2,087
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	2,185	2,221
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,865	1,926
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	3,915	4,101
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	4,110	4,367
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	820	871
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	4,315	4,642
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	830	893
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	4,530	4,923
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	840	913
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	710	713
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	720	733
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	1,195	1,225
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	3/1/31	30,000	32,003
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	8/1/31	15,700	16,511
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/25	1,245	1,253
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/25	1,490	1,500
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/28	1,810	1,824
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/25	2,250	2,250
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/26	1,000	1,003
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/27	1,555	1,565
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/28	3,200	3,243
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/28	7,695	7,958
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/28	5,495	5,766
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/29	3,825	3,898
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/29	8,240	8,476
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/30	4,190	4,315
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/31	1,525	1,567
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/25	165	166
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/26	310	316
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/27	250	260
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/28	360	382
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/29	270	291
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/30	300	328
	SCAGO Educational Facilities Corp. for Pickens School District Intergovernmental Agreement Revenue	5.000%	12/1/26	3,145	3,188
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,000	1,000
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,850	1,865
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	960	979
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	3,185	3,254
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	470	487
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	820	865
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	400	424
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/15/28	5,115	5,136
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	5,000	5,306
89

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Woodlands at Furman Project)	5.000%	11/15/26	290	293
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	28,940	29,316
[4]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.920%	5/2/24	4,000	4,000
[4]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/26	3,000	3,104
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/24	185	186
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/24	20	20
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/25	250	254
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/25	150	153
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	335	345
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	310	319
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	300	309
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	175	180
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/27	1,000	1,045
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/27	600	627
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/27	900	941
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/27	900	941
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/28	595	631
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/28	1,000	1,061
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/28	600	636
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/29	475	511
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/29	10,000	10,756
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/29	975	1,049
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/29	3,345	3,598
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/30	14,005	15,293
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/30	1,550	1,693
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/30	4,000	4,368
[1,4]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	3.890%	5/2/24	3,820	3,820
[1,4]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	3.890%	5/2/24	4,505	4,505
[3,4]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	3.890%	5/2/24	12,000	12,000
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/25	2,820	2,830
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/27	910	911
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/28	1,500	1,503
	South Carolina Public Service Authority Miscellaneous Revenue	3.000%	12/1/29	275	256
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/32	4,165	4,173
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/24	145	146
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/25	10,910	10,980
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/26	2,235	2,253
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/26	570	583
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/27	475	486
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/28	175	179
	South Carolina Public Service Authority Nuclear Revenue, ETM	5.000%	12/1/24	10,230	10,302
	South Carolina Public Service Authority Nuclear Revenue, ETM	5.000%	12/1/24	455	458
[8]	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/47	2,090	2,071
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	4.500%	7/1/48	3,255	3,241
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.750%	1/1/50	9,810	9,650
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.000%	1/1/52	3,385	3,257
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.250%	1/1/52	4,270	4,152
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/52	6,725	6,915
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	5.750%	1/1/54	4,430	4,728
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	12/1/26	3,065	3,126
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/25	16,225	16,583
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	3.100%	10/1/26	10,065	9,805
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/26	12,015	12,498
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	3.000%	10/1/27	3,600	3,489
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	580	584
[3]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	1,015	1,042
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	285	291
[3]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	725	757
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	200	208
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	2,450	2,591
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	1,780	1,912
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/30	2,185	2,382
	University of South Carolina College & University Revenue	5.000%	5/1/24	750	750
					423,956
90

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
South Dakota (0.2%)
	South Dakota Board of Regents Housing & Auxiliary Facilities System Local or Guaranteed Housing Revenue	5.000%	4/1/25	1,000	1,011
	South Dakota Board of Regents Housing & Auxiliary Facilities System Local or Guaranteed Housing Revenue	5.000%	4/1/30	2,000	2,109
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,000	1,003
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	200	200
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	500	507
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	480	486
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	170	173
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	720	736
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	750	777
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,000	1,006
	South Dakota Health & Educational Facilities Authority Revenue (Sanford Health Project)	4.000%	11/1/34	8,000	8,002
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	11/1/47	2,410	2,389
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	5/1/51	1,000	978
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	11/1/51	12,185	11,737
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	11/1/51	1,645	1,584
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	11/1/52	1,975	1,897
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	5/1/53	6,715	6,817
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	5/1/54	2,965	3,126
					44,538
Tennessee (1.8%)
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,000	1,017
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,100	1,180
	Chattanooga Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue	5.000%	10/1/32	1,300	1,310
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	570	572
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	500	501
	Dyer County TN GO	3.000%	6/1/27	1,400	1,367
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,015	1,068
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,050	1,066
	Johnson City Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	860	860
	Johnson City Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,305	2,324
	Johnson City Health & Educational Facilities Board Local or Guaranteed Housing Revenue (Tyler Apartment Project) PUT	5.000%	8/1/25	5,435	5,471
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	1,670	1,683
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,835	1,866
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,400	1,431
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	1,000	1,021
	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	7,000	7,085
	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	7,000	7,085
[8]	Knoxville's Community Development Corp. Local or Guaranteed Housing Revenue (Bluegrass Apartments Project) PUT	5.000%	4/1/27	4,353	4,475
[8]	Memphis City Health Educational and Housing Facility Board Local or Guaranteed Housing Revenue PUT	5.000%	7/1/26	8,525	8,633
	Memphis-Shelby County Industrial Development Board Intergovernmental Agreement Revenue	5.000%	11/1/27	1,060	1,103
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	3.000%	10/1/24	110	109
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/27	600	625
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/28	600	634
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/29	900	912
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/30	1,000	1,083
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/24	170	169
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/25	175	173
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/26	445	436
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/27	195	190
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/28	195	190
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	9,520	10,096
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (BEN Allen Ridge Apartments Project) PUT	3.850%	2/1/26	1,500	1,493
91

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (North View Project) PUT	3.850%	2/1/25	6,875	6,825
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (Park Point Project) PUT	3.500%	2/1/28	5,000	4,887
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	20,780	20,953
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	5.000%	2/1/27	14,943	15,229
[3]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/28	820	876
[3]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/28	1,055	1,124
[3]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/30	1,740	1,917
[3]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/30	700	771
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/25	23,395	23,803
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/28	12,915	13,291
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/29	13,430	13,972
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/29	5,865	6,102
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/30	12,195	12,810
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	1,000	1,016
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	1,000	1,031
	Montgomery County TN GO	4.000%	4/1/25	500	500
[18]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/26	0.000%	4/1/27	1,375	1,258
[18]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/26	0.000%	4/1/28	1,400	1,275
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/29	1,990	2,067
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/24	500	499
	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/25	500	499
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/25	600	599
	Tennergy Corp. Natural Gas Revenue	5.250%	12/1/25	560	564
	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/26	550	549
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/26	1,140	1,137
	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/27	2,810	2,796
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/27	2,240	2,221
	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/28	2,925	2,891
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/28	2,375	2,343
	Tennergy Corp. Natural Gas Revenue PUT	5.000%	10/1/24	82,335	82,667
	Tennergy Corp. Natural Gas Revenue PUT	4.000%	9/1/28	47,615	47,216
	Tennergy Corp. Natural Gas Revenue PUT	5.500%	12/1/30	4,500	4,730
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/24	8,465	8,486
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/24	125	125
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/25	175	177
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/26	900	914
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/26	200	204
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	12,180	12,311
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/27	1,000	1,028
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/28	2,185	2,246
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/28	89,750	92,459
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	22,995	22,991
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	2.600%	7/1/28	1,045	975
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	7/1/39	85	85
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	1/1/42	1,280	1,265
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	1/1/45	260	259
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.500%	7/1/49	8,925	8,907
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.500%	7/1/50	1,960	1,916
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.000%	1/1/52	6,010	5,764
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	4,950	4,864
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.500%	1/1/54	5,920	6,188
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue (Residential Finance Program)	4.250%	1/1/50	4,705	4,674
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue (Residential Finance Program)	3.000%	1/1/51	3,840	3,709
	Williamson County Industrial Development Board Local or Guaranteed Housing Revenue PUT	5.000%	5/1/27	2,040	2,087
					527,280
92

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Texas (9.3%)
	Alamito Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	8/1/26	11,962	12,138
	Alamo Community College District GO	5.000%	8/15/25	8,255	8,413
[10]	Aldine Independent School District GO	4.000%	2/15/32	3,000	3,049
[10]	Allen Independent School District GO	5.000%	2/15/25	1,000	1,001
[10]	Alvarado TX Independent School District GO PUT	2.750%	8/15/25	1,500	1,475
[10]	Alvin TX Independent School District GO	5.000%	2/15/28	50	51
[10]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/24	185	185
[10]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	195	198
[10]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	400	406
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	410	411
[10]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/26	200	206
[10]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/26	420	433
[10]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/27	520	545
[4]	Arlington Higher Education Finance Corp. Charter School Aid Revenue PUT	4.500%	6/15/26	2,750	2,746
[4]	Arlington Higher Education Finance Corp. Charter School Aid Revenue PUT	4.875%	6/15/26	1,250	1,257
	Arlington TX GO	5.000%	8/15/25	2,925	2,982
[10]	Arlington TX Independent School District GO	5.000%	2/15/25	2,275	2,299
[10]	Arlington TX Independent School District GO	5.000%	2/15/29	3,000	3,261
[10]	Arlington TX Independent School District GO	5.000%	2/15/30	2,300	2,542
[3]	Arlington TX Special Tax Revenue	5.000%	2/15/25	1,230	1,242
[3]	Arlington TX Special Tax Revenue	5.000%	2/15/26	1,120	1,129
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/25	1,265	1,292
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/26	1,250	1,296
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/27	845	890
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/28	1,505	1,608
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/27	1,015	1,032
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/25	325	324
[10]	Austin Independent School District GO	5.000%	8/1/25	1,815	1,849
[10]	Austin Independent School District GO	5.000%	8/1/26	3,095	3,208
[10]	Austin Independent School District GO	5.000%	8/1/26	9,690	10,045
	Austin Independent School District GO	5.000%	8/1/29	4,455	4,882
[10]	Austin Independent School District GO	5.000%	8/1/30	1,610	1,651
[10]	Austin Independent School District GO	4.000%	8/1/32	1,100	1,113
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/28	3,500	3,794
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/29	3,000	3,312
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/29	6,235	6,883
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/30	4,000	4,480
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/30	2,800	3,136
[10]	Barbers Hill Independent School District GO	5.000%	2/15/29	1,280	1,390
[10]	Barbers Hill Independent School District GO	5.000%	2/15/30	2,780	3,072
[10]	Bastrop Independent School District GO	5.000%	2/15/28	1,000	1,067
[10]	Beaumont Independent School District GO	5.000%	2/15/25	4,360	4,406
[1,7]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/27	500	525
[1]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/29	1,550	1,683
[1,7]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/29	500	542
	Bexar County Hospital District GO	5.000%	2/15/28	325	346
	Bexar County Hospital District GO	5.000%	2/15/29	1,000	1,080
	Bexar County Hospital District GO	5.000%	2/15/30	1,850	2,026
	Bexar County Hospital District GO	5.000%	2/15/31	1,500	1,661
	Bexar County TX GO	5.000%	6/15/25	1,560	1,587
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/27	1,855	1,860
[10]	Brazosport Independent School District GO	5.000%	2/15/25	1,955	1,975
[10]	Brazosport Independent School District GO	3.000%	2/15/29	1,505	1,437
[10]	Brazosport Independent School District GO	3.000%	2/15/30	2,490	2,347
	Brushy Creek Regional Utility Authority Inc. Water Revenue	4.000%	8/1/31	1,270	1,274
[10]	Bullard Independent School District GO PUT	2.750%	8/15/25	5,160	5,081
	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	0.700%	6/1/24	3,335	3,324
[10]	Carrizo Springs Consolidated Independent School District GO	4.500%	8/15/32	1,010	1,043
	Carrollton TX GO	5.000%	8/15/26	1,225	1,272
[10]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/26	1,500	1,542
[10]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/28	1,100	1,175
[10]	Castleberry Independent School District GO	4.000%	2/15/33	1,335	1,352
[10]	Celina Independent School District GO	5.000%	2/15/29	500	540
[10]	Celina Independent School District GO	5.000%	2/15/30	500	549
[10]	Celina Independent School District GO	5.000%	2/15/31	500	557
[4]	Celina TX Special Assessment Revenue	2.875%	9/1/27	167	151
93

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	150	151
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/26	1,000	935
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/26	125	128
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	370	382
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	1,250	1,276
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	30,555	31,159
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/28	1,225	1,067
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	325	341
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	700	732
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	1,500	1,575
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	3,200	3,413
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/31	1,530	1,564
	Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/25	6,200	6,209
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	2,270	2,308
[11]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/24	5,645	5,576
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/24	100	100
[11]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/26	9,445	8,630
[11]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/28	8,140	6,907
[11]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/29	8,500	6,945
[11]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/30	415	326
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/31	5,650	5,664
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/32	4,350	4,361
[10]	Clear Creek Independent School District GO	4.000%	2/15/32	2,500	2,459
[10]	Clear Creek Independent School District GO PUT	3.600%	8/15/25	6,475	6,461
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/24	340	340
[10]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/24	425	426
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/26	945	961
[10]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/28	490	523
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/28	300	312
[10]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/29	460	498
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/29	310	325
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/32	1,035	1,036
	College Station TX GO	3.300%	2/15/33	1,340	1,281
[10]	Comal Independent School District GO	4.000%	2/1/34	1,500	1,494
[10]	Conroe Independent School District GO	5.000%	2/15/25	2,575	2,603
[10]	Conroe Independent School District GO	5.000%	2/15/27	5,535	5,695
	Conroe TX GO	5.000%	11/15/24	1,415	1,424
	Corpus Christi TX GO	5.000%	3/1/26	70	71
	Corpus Christi TX GO	4.000%	3/1/30	1,865	1,867
	Corpus Christi TX Utility System Multiple Utility Revenue	5.000%	7/15/32	500	510
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/28	325	348
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/29	125	136
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/30	175	193
[4]	Corpus Christi TX Utility System Water Revenue TOB VRDO	3.820%	5/2/24	18,095	18,095
[10]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/28	7,260	7,742
[10]	Cypress-Fairbanks Independent School District GO	3.300%	2/15/30	765	737
[10]	Cypress-Fairbanks Independent School District GO PUT	0.280%	8/15/24	7,985	7,892
[10]	Cypress-Fairbanks Independent School District GO PUT	0.280%	8/15/24	11,845	11,707
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	2,275	2,333
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	1,125	1,154
	Dallas College GO	5.000%	2/15/25	3,270	3,307
	Dallas County Utility & Reclamation District GO	5.000%	2/15/28	1,195	1,255
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/25	2,705	2,762
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/26	11,000	11,428
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/27	5,050	5,346
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/27	1,325	1,403
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/28	2,490	2,685
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/29	2,490	2,733
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/29	9,440	10,359
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/30	7,815	8,708
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.500%	2/1/26	4,775	4,690
[8]	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	3/1/26	2,100	2,125
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/27	1,569	1,608
[10]	Dallas Independent School District GO	5.000%	2/15/26	1,160	1,173
	Dallas TX GO	5.000%	2/15/25	5,000	5,056
	Dallas TX GO	5.000%	2/15/25	7,700	7,787
	Dallas TX GO	5.000%	2/15/30	15,000	16,541
94

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dallas TX GO	5.000%	2/15/33	5,000	5,039
	Dallas TX Hotel Occupancy Tax Revenue	5.000%	8/15/24	2,515	2,522
	Dallas TX Hotel Occupancy Tax Revenue	5.000%	8/15/26	3,000	3,093
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/27	2,000	1,996
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/28	1,290	1,291
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/30	2,375	2,380
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/32	1,300	1,301
[4]	Dallas TX Special Tax Revenue (Fair Park Venue Project) PUT	6.250%	8/15/28	6,925	6,974
[4]	Dallas TX Special Tax Revenue PUT	6.000%	8/15/28	27,230	27,430
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/25	1,740	1,773
[10]	Del Valle Independent School District TX GO	5.000%	6/15/25	1,500	1,525
[10]	Del Valle Independent School District TX GO	5.000%	6/15/26	1,000	1,035
[10]	Del Valle Independent School District TX GO	5.000%	6/15/28	1,000	1,076
	Denton County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/25	2,250	2,261
	Denton County TX GO	5.000%	7/15/25	1,670	1,699
	Denton County TX GO	4.000%	7/15/33	2,575	2,598
[10]	Denton Independent School District GO	5.000%	8/15/24	2,850	2,859
[10]	Denton Independent School District GO	5.000%	8/15/25	1,170	1,183
[10]	Denton Independent School District GO PUT	2.000%	8/1/24	4,270	4,247
[10]	Denton Independent School District GO PUT, Prere.	2.000%	8/1/24	930	926
[10]	Denton Independent School District GO PUT, Prere.	2.000%	8/1/24	730	726
[10]	Dickinson Independent School District GO	4.000%	2/15/33	3,000	3,012
[10]	Dripping Springs TX Independent School District GO	5.000%	2/15/29	1,250	1,359
[10]	Eagle Mountain & Saginaw Independent School District GO PUT	2.000%	8/1/24	15,275	15,193
[10]	Eanes Independent School District GO	5.000%	8/1/25	1,180	1,202
	Ector County Hospital District GO	5.000%	9/15/24	670	670
	Ector County Hospital District GO	5.000%	9/15/25	500	501
	Ector County Hospital District GO	5.000%	9/15/26	700	706
	Ector County Hospital District GO	5.000%	9/15/27	1,070	1,087
	EI Paso County TX GO	5.000%	2/15/29	1,465	1,506
	El Paso County Hospital District GO	5.000%	8/15/24	2,590	2,590
[10]	El Paso Independent School District GO	5.000%	8/15/28	1,000	1,066
[10]	El Paso Independent School District GO	4.000%	8/15/33	2,250	2,267
	El Paso Municipal Drainage Utility System Sewer Revenue	5.000%	3/1/25	1,985	2,008
	El Paso TX GO	5.000%	8/15/27	50	50
	El Paso TX GO	4.000%	8/15/32	4,975	5,022
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/25	610	602
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/25	35	35
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/26	255	250
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/27	325	317
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/28	640	621
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/28	65	63
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/29	170	164
	Fort Bend County TX GO	5.000%	3/1/25	2,785	2,816
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	5.000%	3/1/28	1,000	1,065
[10]	Fort Bend Independent School District GO	5.000%	8/15/25	1,000	1,020
[10]	Fort Bend Independent School District GO	5.000%	2/15/26	1,350	1,388
[10]	Fort Bend Independent School District GO	4.000%	2/15/32	4,430	4,548
[10]	Fort Bend Independent School District GO PUT	2.375%	8/1/24	21,630	21,514
[10]	Fort Bend Independent School District GO PUT	3.650%	8/1/24	6,140	6,127
[10]	Fort Bend Independent School District GO PUT	0.875%	8/1/25	4,060	3,904
[10]	Fort Bend Independent School District GO PUT	0.720%	8/1/26	17,170	15,726
[10]	Fort Worth Independent School District GO	5.000%	2/15/25	1,130	1,142
[10]	Fort Worth Independent School District GO	5.000%	2/15/25	1,925	1,946
[10]	Fort Worth Independent School District GO	5.000%	2/15/26	1,260	1,273
[10]	Fort Worth Independent School District GO	5.000%	2/15/26	1,510	1,553
	Fort Worth Independent School District GO	5.000%	2/15/26	5,040	5,180
	Fort Worth TX GO	5.000%	3/1/25	4,535	4,587
	Fort Worth TX GO	3.000%	9/1/25	1,275	1,260
	Fort Worth TX GO	4.000%	3/1/31	5,140	5,250
	Fort Worth TX Hotel Occupancy Tax Revenue	5.000%	3/1/31	1,070	1,073
[10]	Friendswood Independent School District GO	4.000%	2/15/28	645	660
[10]	Frisco Independent School District GO	5.000%	8/15/25	1,900	1,938
[10]	Frisco Independent School District GO	5.000%	2/15/26	5,785	5,953
[10]	Frisco Independent School District GO	5.000%	8/15/26	1,830	1,900
[10]	Frisco Independent School District GO	5.000%	2/15/27	6,245	6,542
[10]	Frisco Independent School District GO	2.500%	8/15/27	2,655	2,507
95

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[10]	Frisco Independent School District GO	5.000%	2/15/28	6,335	6,770
[10]	Frisco Independent School District GO	5.000%	2/15/29	6,560	7,127
[10]	Frisco Independent School District GO	5.000%	2/15/30	6,680	7,374
[10]	Galena Park Independent School District GO	5.000%	8/15/24	1,030	1,033
[10]	Galena Park Independent School District GO	5.000%	8/15/25	1,560	1,589
[10]	Galena Park Independent School District GO	5.000%	8/15/25	1,000	1,018
	Galveston County TX GO	4.000%	2/1/25	1,085	1,088
[10]	Garland Independent School District GO	4.000%	2/15/33	3,490	3,469
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/25	725	732
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/26	760	778
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/26	3,875	3,968
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/27	770	800
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/27	1,510	1,568
[3]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/27	335	349
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/28	3,985	4,203
[3]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/28	245	259
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/29	3,640	3,641
[3]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/29	330	355
[3]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/30	450	490
[3]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/31	370	408
[3]	Georgetown TX Electric Utility System Multiple Utility Revenue	5.000%	8/15/25	650	661
[3]	Georgetown TX Electric Utility System Multiple Utility Revenue	5.000%	8/15/27	850	894
[3]	Georgetown TX Electric Utility System Multiple Utility Revenue	5.000%	8/15/28	1,050	1,123
[3]	Georgetown TX Electric Utility System Multiple Utility Revenue	5.000%	8/15/29	1,750	1,899
[10]	Godley Independent School District GO	5.000%	2/15/28	550	555
[10]	Goose Creek Consolidated Independent School District GO	5.000%	2/15/25	1,465	1,480
[10]	Goose Creek Consolidated Independent School District GO PUT	0.600%	8/17/26	4,200	3,920
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	4/1/28	25,985	27,299
[10]	Grapevine-Colleyville Independent School District GO	5.000%	8/15/26	1,500	1,524
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/28	520	552
[1,4]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue TOB VRDO	3.890%	5/2/24	2,425	2,425
[1]	Greenville TX GO	4.000%	2/15/27	2,470	2,512
[1]	Greenville TX GO	4.000%	2/15/29	1,525	1,576
	Hale Center Education Facilities Corp. College and University Revenue (Wayland Baptist University Project)	5.000%	3/1/31	2,140	2,235
	Hale Center Education Facilities Corp. College and University Revenue (Wayland Baptist University Project)	5.000%	3/1/32	1,050	1,102
[10]	Hallsville TX Independent School District GO	4.000%	2/15/33	1,000	1,023
[10]	Harlandale Independent School District GO	4.000%	8/15/27	1,410	1,441
[1]	Harlandale Independent School District GO PUT	2.000%	8/15/24	1,020	1,014
[10]	Harlandale Independent School District GO PUT	0.750%	8/15/25	8,800	8,457
	Harris County Cultural Education Facilities Finance Corp. College & University Revenue Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	6,000	6,472
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/24	1,025	1,031
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	1,250	1,251
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	2,000	2,009
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	5,000	5,032
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	5,210	5,321
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,000	1,023
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	8,070	8,359
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,985	3,140
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	1,100	1,186
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/24	7,810	7,842
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/24	9,260	9,303
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	0.900%	5/15/25	4,000	3,848
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	1,975	2,028
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	11,990	12,312
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/28	16,000	16,829
[2]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.570%	4.340%	12/1/49	1,310	1,307
[2]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.850%	4.620%	7/1/49	4,500	4,484
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/25	1,190	1,197
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/26	7,520	7,558
	Harris County Flood Control District Intergovernmental Agreement Revenue	5.000%	10/1/25	2,555	2,608
	Harris County Hospital District GO	5.000%	2/15/30	1,070	1,092
	Harris County TX GO	5.000%	10/1/25	1,140	1,164
	Harris County TX GO	5.000%	10/1/26	1,570	1,598
	Harris County TX GO	5.000%	9/15/27	1,300	1,375
96

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Harris County TX Highway Revenue	5.000%	8/15/28	3,000	3,094
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/24	5,145	5,023
[3]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/26	11,155	11,219
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/27	4,925	4,250
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/28	5,760	4,778
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/28	1,440	1,446
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/29	5,200	4,140
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/30	6,320	4,821
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/31	1,925	1,932
[10]	Hays Consolidated Independent School District GO	5.000%	8/15/28	800	827
	Hays County TX GO	5.000%	2/15/26	1,600	1,642
[4]	Hays County TX Special Assessment Revenue	2.500%	9/15/25	65	62
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/24	430	432
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/28	200	211
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/28	240	250
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/29	500	533
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/29	475	499
[8]	Housing Synergy PFC Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	7,160	7,251
	Houston Community College System GO	5.000%	2/15/25	1,690	1,709
[8]	Houston Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	4.000%	10/1/24	2,560	2,559
[10]	Houston Independent School District GO	4.000%	2/15/30	1,655	1,649
[10]	Houston Independent School District GO	4.000%	2/15/32	15,000	14,940
[10]	Houston Independent School District GO	4.000%	2/15/33	4,470	4,448
[10]	Houston Independent School District GO PUT	3.000%	6/1/24	6,440	6,432
[10]	Houston Independent School District GO PUT	3.500%	6/1/25	16,500	16,367
[10]	Houston Independent School District GO PUT	4.000%	6/1/25	4,565	4,552
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/24	2,300	2,303
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	5,445	5,525
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	1,760	1,786
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/27	6,550	6,557
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/25	1,505	1,541
[7]	Houston TX Combined Utility System Water Revenue	5.000%	11/15/26	7,120	7,399
[7]	Houston TX Combined Utility System Water Revenue	5.000%	11/15/27	7,990	8,461
[7]	Houston TX Combined Utility System Water Revenue	5.000%	11/15/29	5,000	5,488
	Houston TX GO	5.000%	3/1/26	4,400	4,528
	Houston TX GO	5.000%	3/1/30	1,250	1,375
	Houston TX GO	5.000%	3/1/31	2,200	2,453
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	4.000%	9/1/24	125	125
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	4.000%	9/1/25	110	110
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	4.000%	9/1/26	140	141
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	4.000%	9/1/27	285	289
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	4.000%	9/1/28	370	377
[10]	Humble Independent School District GO	5.500%	2/15/25	1,710	1,735
[10]	Humble Independent School District GO	4.000%	2/15/26	4,000	4,009
	Hunt Memorial Hospital District Charitable Health GO	5.000%	2/15/28	1,775	1,821
	Hunt Memorial Hospital District Charitable Health GO	5.000%	2/15/31	1,015	1,050
[10]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/24	1,100	1,104
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/25	4,260	4,340
[10]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/25	1,330	1,356
[10]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/25	1,425	1,453
[10]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/26	1,250	1,297
[10]	Hutto Independent School District GO	5.000%	8/1/28	315	337
[10]	Hutto Independent School District GO	5.000%	8/1/29	425	463
[10]	Hutto Independent School District GO	5.000%	8/1/30	225	249
[10]	Hutto Independent School District GO	5.000%	8/1/31	400	448
[10]	Hutto Independent School District GO PUT	2.000%	8/1/25	3,045	2,980
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/24	740	743
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/25	500	505
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/26	210	215
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/28	420	430
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/29	475	487
[10]	Irving Independent School District GO	5.000%	2/15/29	1,550	1,682
[10]	Irving Independent School District GO	5.000%	2/15/30	1,160	1,281
[10]	Irving Independent School District GO	5.000%	2/15/32	3,585	3,707
[10]	Jacksonville Independent School District GO	5.000%	2/15/28	1,675	1,785
[10]	Judson Independent School District GO	4.000%	2/1/33	1,050	1,057
[4]	Justin TX Special Assessment Revenue	2.500%	9/1/26	100	95
97

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[10]	Katy Independent School District GO	4.000%	2/15/31	1,130	1,130
[10]	Katy Independent School District GO	4.000%	2/15/32	2,115	2,115
[10]	Katy Independent School District GO	4.000%	2/15/32	1,470	1,470
	Kaufman County TX GO	5.000%	2/15/26	165	169
	Kaufman County TX GO	5.000%	2/15/27	200	208
	Kaufman County TX GO	5.000%	2/15/27	175	182
	Kerrville Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue (Peterson Regional Medical Center Project)	5.000%	8/15/24	340	341
	Kerrville Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue (Peterson Regional Medical Center Project)	5.000%	8/15/30	2,300	2,323
[10]	Klein Independent School District GO	4.000%	8/1/31	2,110	2,115
	Klein Independent School District GO	4.000%	8/1/31	2,170	2,181
[4]	Kyle TX Special Assessment Revenue	4.375%	9/1/28	500	496
[10]	La Porte TX Independent School District GO	4.000%	2/15/27	1,655	1,682
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/25	225	225
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/27	240	244
[10]	Lake Travis Independent School District GO	5.000%	2/15/25	1,535	1,551
[4]	Lakewood Village TX Special Assessment Revenue	4.375%	9/15/27	356	347
[10]	Lamar Consolidated Independent School District GO	5.000%	2/15/25	2,235	2,259
	Laredo TX GO	5.000%	2/15/27	240	246
	Laredo TX GO	5.000%	2/15/27	1,000	1,043
	Laredo TX GO	5.000%	2/15/29	1,510	1,629
	Laredo TX GO	5.000%	2/15/30	1,200	1,315
	Laredo TX GO	4.000%	2/15/31	1,815	1,819
	Laredo TX GO	5.000%	2/15/31	1,000	1,112
[4]	Lavon TX Special Assessment Revenue	3.500%	9/15/27	426	403
[10]	Leander Independent School District GO	5.000%	8/15/27	5,335	5,516
[10]	Leander Independent School District GO	0.000%	8/15/28	1,690	1,408
	Leander Independent School District GO	4.000%	8/15/33	1,000	1,002
[10]	Leander Independent School District GO, Prere.	0.000%	8/15/24	1,000	381
[10]	Leander Independent School District GO, Prere.	0.000%	8/15/24	20,000	5,313
	Legacy Denton Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	4/1/26	9,488	9,569
[10]	Lewisville Independent School District GO	5.000%	8/15/26	1,605	1,667
[4]	Liberty Hill TX Special Assessment Revenue	2.625%	9/1/27	468	436
[4]	Liberty Hill TX Special Assessment Revenue	3.500%	9/1/27	186	174
[10]	Little Elm Independent School District GO PUT	0.680%	8/15/25	455	437
[10]	Llano Independent School District GO	5.000%	2/15/27	1,410	1,475
[10]	Llano Independent School District GO	5.000%	2/15/31	1,000	1,062
	Lone Star College System GO	4.000%	2/15/32	1,250	1,255
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/25	1,000	1,014
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/27	1,200	1,260
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/28	13,765	14,301
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/24	1,020	1,020
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/25	2,075	2,105
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/25	4,200	4,205
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/25	6,565	6,659
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/25	1,180	1,197
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/26	5,020	5,024
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/26	4,020	4,141
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/26	1,545	1,591
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/26	1,715	1,767
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/27	2,120	2,225
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/27	3,205	3,364
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/28	500	534
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/28	6,230	6,652
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/28	135	137
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/28	1,000	1,068
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/29	1,460	1,583
[3,4]	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp. Project) TOB VRDO	3.890%	5/2/24	8,000	8,000
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/27	800	836
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/28	1,000	1,062
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/29	1,150	1,238
	Lubbock TX GO	5.000%	2/15/25	3,035	3,038
[10]	Manor Independent School District GO	5.000%	8/1/25	1,100	1,119
[10]	Mansfield Independent School District GO	4.000%	2/15/25	4,910	4,923
98

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[10]	Mansfield Independent School District GO	5.000%	2/15/26	2,265	2,328
[10]	Marble Falls Independent School District GO	5.000%	8/15/25	2,105	2,145
[10]	Marshall Independent School District GO, Prere.	5.000%	8/15/25	1,000	1,020
	McKinney TX GO	5.000%	8/15/27	400	422
	McKinney TX GO	5.000%	8/15/29	325	354
	McKinney TX GO	5.000%	8/15/30	325	360
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/29	350	378
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/30	500	548
[3]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/25	445	451
[3]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/26	550	564
[3]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/27	1,050	1,091
[3]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/28	2,250	2,366
[10]	Mesquite Independent School District GO	5.000%	8/15/32	3,545	3,665
[10]	Mesquite Independent School District GO, Prere.	5.000%	8/15/25	1,000	1,019
[4]	Mesquite TX Special Assessment Revenue (Solterra Public Improvement Area A-1 Projects)	4.750%	9/1/30	1,000	989
	Metropolitan Transit Authority of Harris County Sales & Use Tax Sales Tax Revenue	5.000%	11/1/30	1,565	1,687
	Midland County Hospital District GO	5.000%	5/15/27	1,350	1,412
	Midland County Hospital District GO	5.000%	5/15/28	1,420	1,510
[10]	Midlothian Independent School District GO PUT	2.000%	8/1/24	4,765	4,739
[10]	Midlothian Independent School District GO PUT, Prere.	2.000%	8/1/24	2,270	2,259
[4]	Midlothian TX Special Assessment Revenue	4.375%	9/15/27	132	129
[4]	Midlothian TX Special Assessment Revenue	4.750%	9/15/32	250	244
[10]	Midway Independent School District/McLennan County GO	4.000%	8/1/27	1,500	1,532
[10]	Midway Independent School District/McLennan County GO	4.000%	8/1/28	1,230	1,265
[10]	Monahans-Wickett-Pyote Independent School District GO	4.000%	2/15/30	2,560	2,617
[10]	Monahans-Wickett-Pyote Independent School District GO	4.000%	2/15/31	1,230	1,256
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/24	500	501
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/25	750	754
[10]	Montgomery Independent School District GO	5.000%	2/15/25	1,950	1,972
[10]	Nederland Independent School District GO	5.000%	8/15/25	1,875	1,910
[10]	Nederland Independent School District GO	5.000%	8/15/28	1,000	1,074
[10]	New Caney Independent School District GO PUT	1.250%	8/15/24	9,355	9,277
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	2,750	2,757
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,535	2,576
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	3.500%	1/1/27	2,505	2,366
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	10/1/27	3,100	3,046
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.250%	10/1/26	4,380	4,338
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.500%	10/1/26	3,725	3,690
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Presbyterian Village North Project)	5.000%	10/1/24	650	649
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Presbyterian Village North Project)	5.000%	10/1/25	1,090	1,086
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Manor Project)	5.000%	11/1/24	625	626
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/24	1,245	1,269
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	4,100	4,201
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	1,020	1,045
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue (NCCD - College Station Project)	5.000%	7/1/24	2,215	2,054
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/26	1,300	1,335
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/27	1,100	1,153
	North Bend Water Authority Water Revenue	5.000%	12/15/27	3,445	3,642
[1]	North Bend Water Authority Water Revenue	5.000%	12/15/27	1,585	1,677
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	1,200	1,197
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	2,895	2,939
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/31	1,805	1,829
[10]	North East TX Independent School District GO	5.000%	8/1/26	2,015	2,053
[10]	North East TX Independent School District GO	4.000%	8/1/32	2,000	2,003
[10]	North East TX Independent School District GO PUT	2.200%	8/1/24	17,875	17,771
[1,4]	North Fort Bend Water Authority Water Revenue TOB VRDO	3.880%	5/2/24	2,310	2,310
	North Harris County Regional Water Authority Water Revenue	5.000%	12/15/32	1,000	1,036
[4]	North Parkway Municipal Management District No. 1 Special Assessment Revenue (Major Improvements Project)	3.625%	9/15/26	250	242
[4]	North Parkway Municipal Management District No. 1 Special Assessment Revenue (Major Improvements Project)	4.250%	9/15/31	5,500	5,299
	North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Sewer Revenue	5.000%	6/1/25	1,470	1,491
99

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	145	146
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	550	552
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	345	345
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	19,105	19,608
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	4,750	4,875
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	490	490
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	4,865	4,968
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	17,895	18,686
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	190	194
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	1,915	2,067
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	1,225	1,325
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	4,370	4,405
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	1,000	1,022
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	15,000	16,441
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	12,055	13,387
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	2,875	2,896
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	5,650	5,691
[13]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/28	4,385	3,835
[13]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/29	10,375	8,763
[13]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/30	2,350	1,914
[10]	Northside Independent School District GO	5.000%	8/15/25	1,300	1,326
[10]	Northside Independent School District GO	5.000%	8/15/25	1,155	1,178
[10]	Northside Independent School District GO	5.000%	8/15/25	1,000	1,020
[10]	Northside Independent School District GO	4.000%	8/15/26	3,260	3,299
[10]	Northside Independent School District GO	3.000%	6/15/30	2,000	1,884
[10]	Northside Independent School District GO PUT	1.600%	8/1/24	19,465	19,352
[10]	Northside Independent School District GO PUT	0.700%	6/1/25	23,825	23,049
[10]	Northside Independent School District GO PUT	3.000%	8/1/26	28,360	27,810
[10]	Northside Independent School District GO PUT	2.000%	6/1/27	9,980	9,418
[7,10]	Northside Independent School District GO PUT	3.450%	8/1/27	10,180	10,167
	Nueces County TX GO	5.000%	2/15/28	435	461
	Odessa TX GO	4.000%	3/1/28	2,000	2,046
[10]	Palacios Independent School District GO	5.000%	2/15/29	2,260	2,449
[10]	Palestine Independent School District GO	4.000%	2/15/32	1,000	1,004
[10]	Paradise Independent School District GO	4.000%	8/15/27	1,895	1,901
[10]	Pasadena Independent School District GO PUT	1.500%	8/15/24	22,445	22,238
	Pearland TX GO	5.000%	3/1/26	600	614
	Pearland TX GO	5.000%	3/1/30	1,355	1,450
	Pearland TX GO	5.000%	3/1/30	1,970	2,019
	Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/25	1,025	1,044
	Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/26	1,015	1,043
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/29	295	300
[10]	Pflugerville Independent School District GO	5.000%	2/15/26	1,570	1,616
	Pflugerville TX GO	5.000%	8/1/28	1,145	1,228
[10]	Plano Independent School District GO	4.000%	2/15/32	1,000	1,006
	Plano TX GO	3.100%	9/1/33	4,010	3,809
[10]	Pleasanton Independent School District GO	4.000%	8/15/33	2,605	2,606
[10]	Port Arthur Independent School District GO	5.000%	2/15/26	2,230	2,253
	Port Arthur Independent School District GO	4.000%	2/15/33	1,000	1,003
[10]	Pottsboro TX Independent School District GO PUT	2.750%	8/15/24	6,000	5,975
[4]	Princeton TX Special Assessment Revenue (Eastridge Public Imorovement Area No.2 Project)	4.500%	9/1/30	444	440
[10]	Prosper Independent School District GO	5.000%	2/15/29	1,000	1,087
[10]	Prosper Independent School District GO	4.000%	2/15/30	1,400	1,421
[10]	Prosper Independent School District GO	4.000%	2/15/31	1,000	1,002
[10]	Prosper Independent School District GO PUT	3.000%	8/15/25	9,765	9,671
	PSC TX Miscellaneous Revenue PUT	3.750%	2/1/28	11,500	10,991
	Red River Education Finance Corp. College & University Revenue (St. Edwards University Project)	5.000%	6/1/26	430	432
	Red River Education Finance Corp. College & University Revenue (St. Edwards University Project)	5.000%	6/1/27	450	454
[10]	Richardson Independent School District GO	4.000%	2/15/25	2,405	2,406
[10]	Richardson Independent School District GO	4.000%	2/15/26	3,735	3,735
	Rockland County TX GO	5.000%	2/1/26	550	563
	Rockland County TX GO	5.000%	2/1/27	800	833
[10]	Rockwall Independent School District GO	5.000%	2/15/25	1,500	1,516
[10]	Round Rock Independent School District GO	5.000%	8/1/25	1,000	1,019
	Round Rock Independent School District GO	5.000%	8/1/25	2,870	2,924
[10]	Round Rock Independent School District GO	5.000%	8/1/25	7,000	7,134
	Round Rock Independent School District GO	5.000%	8/1/25	1,550	1,579
100

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[10]	Round Rock Independent School District GO	5.000%	8/1/26	5,100	5,290
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/26	1,700	1,734
	Sabine-Neches Navigation District (Sabine-Neches Waterway Project) GO	5.000%	2/15/29	1,300	1,404
	Sabine-Neches Navigation District (Sabine-Neches Waterway Project) GO	5.000%	2/15/30	1,000	1,095
	San Angelo TX GO	2.000%	2/15/25	2,720	2,662
	San Angelo TX GO	3.000%	2/15/26	5,580	5,459
	San Angelo TX GO	3.000%	2/15/27	5,750	5,585
	San Angelo TX GO	3.000%	2/15/29	5,510	5,294
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	4.000%	8/1/25	5,515	5,502
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/27	5,320	5,603
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/28	10,125	10,835
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/29	11,435	12,421
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/30	14,705	16,184
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/25	1,075	1,086
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/26	7,010	7,078
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	1,330	1,365
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	1.500%	2/1/28	3,325	2,911
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.125%	2/1/28	3,000	2,902
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/29	4,715	4,593
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.250%	2/1/29	11,405	11,087
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.250%	2/1/29	5,000	4,858
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/29	1,000	1,081
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/29	1,745	1,824
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/29	4,000	4,340
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/29	2,305	2,501
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	4,500	4,959
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	4,360	4,805
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/31	3,000	3,077
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/32	2,105	2,169
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/32	2,955	3,088
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/33	10,000	10,073
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/24	30,255	29,738
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/24	36,575	35,951
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/25	16,725	16,028
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.125%	12/1/26	5,000	4,516
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/26	10,310	10,245
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.000%	12/1/27	9,960	9,185
[2]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.870%	4.640%	2/1/48	42,500	42,435
	San Antonio TX GO	5.000%	2/1/25	4,495	4,499
[4]	San Antonio TX Housing Trust Public Facility Corp. Multifamily Housing Revenue TOB VRDO	4.150%	5/1/24	13,160	13,160
	San Antonio Water System Water Revenue	5.000%	5/15/27	1,000	1,054
	San Antonio Water System Water Revenue	5.000%	5/15/29	1,000	1,091
	San Antonio Water System Water Revenue	5.000%	5/15/30	1,000	1,107
	San Antonio Water System Water Revenue PUT	2.625%	5/1/24	11,460	11,460
	San Antonio Water System Water Revenue PUT	2.625%	5/1/24	5,060	5,060
	San Antonio Water System Water Revenue PUT	1.000%	11/1/26	11,335	10,241
[2]	San Antonio Water System Water Revenue, SIFMA Municipal Swap Index Yield + 0.650%	4.420%	5/1/44	25,510	25,447
	San Jacinto Community College District GO	5.000%	2/15/25	1,000	1,011
	San Jacinto Community College District GO	5.000%	2/15/27	560	584
	San Jacinto Community College District GO	5.000%	2/15/28	560	593
	San Patricio County TX GO	5.000%	4/1/26	150	154
	San Patricio County TX GO	5.000%	4/1/27	140	146
	San Patricio County TX GO	5.000%	4/1/28	450	477
	San Patricio County TX GO	5.000%	4/1/29	300	323
	San Patricio County TX GO	5.000%	4/1/30	500	548
[10]	Sheldon Independent School District GO	5.000%	2/15/25	3,015	3,046
[10]	Sherman TX Independent School District GO	5.000%	2/15/29	1,000	1,086
[10]	Sinton Independent School District GO PUT	5.000%	8/15/24	2,000	2,004
[10]	Socorro Independent School District GO	5.000%	2/15/25	1,000	1,011
[10]	South San Antonio TX Independent School District GO	0.000%	8/15/29	1,000	826
[10]	Southside Independent School District GO	5.000%	8/15/24	250	251
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/24	500	502
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/25	5,000	5,098
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/26	1,000	1,033
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/29	1,125	1,232
101

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/24	175	175
[3]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/26	325	333
[3]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/27	175	181
[10]	Southwest Independent School District GO	5.000%	2/1/28	1,005	1,072
[10]	Southwest Independent School District GO	5.000%	2/1/30	1,775	1,961
[10]	Southwest Independent School District GO	5.000%	2/1/30	1,300	1,436
[10]	Southwest Independent School District GO	5.000%	2/1/31	1,000	1,120
[10]	Spring Independent School District GO	5.000%	8/15/26	1,300	1,323
[1]	Spring Independent School District GO	5.000%	8/15/30	1,000	1,002
[10]	Spring Independent School District GO	4.000%	8/15/31	2,145	2,159
[10]	Spring Independent School District GO	4.000%	8/15/32	3,545	3,568
	Stephen F Austin State University College & University Revenue	5.000%	10/15/25	1,285	1,307
	Stephen F Austin State University College & University Revenue	5.000%	10/15/29	875	954
	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue PUT	5.000%	12/1/26	20,760	21,134
	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue PUT	3.350%	3/1/28	3,000	2,932
	Tarrant County College District GO	5.000%	8/15/28	1,565	1,684
	Tarrant County College District GO	5.000%	8/15/29	3,195	3,500
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,950	1,952
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	805	804
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,620	1,639
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	400	407
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,500	3,591
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	675	693
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	225	233
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	175	184
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	300	317
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	2,980	3,062
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	400	429
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,000	1,089
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,000	2,208
[7]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	20,000	22,077
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Buckner Senior Living Ventana Project)	6.000%	11/15/27	500	511
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	7,435	7,614
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/30	13,660	14,803
[2,4]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.220%	8/1/50	29,485	29,348
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/28	3,000	3,032
	Temple TX GO	4.000%	8/1/32	1,630	1,653
[10]	Temple TX Independent School District GO	5.000%	2/1/28	1,105	1,178
[10]	Temple TX Independent School District GO	5.000%	2/1/29	1,280	1,388
[10]	Temple TX Independent School District GO	5.000%	2/1/30	1,575	1,736
	Temple TX Utility System Water Revenue	5.000%	8/1/28	1,160	1,240
	Texas A&M University College & University Revenue	5.000%	5/15/27	1,565	1,647
	Texas A&M University College & University Revenue	5.000%	5/15/28	1,300	1,398
	Texas A&M University College & University Revenue	5.000%	5/15/29	2,145	2,343
	Texas A&M University College & University Revenue	5.000%	5/15/30	2,310	2,566
[10]	Texas City TX Independent School District GO	4.000%	2/15/25	1,430	1,434
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	3.450%	1/1/32	2,395	2,233
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	4.750%	1/1/49	1,400	1,402
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	3.500%	3/1/51	7,430	7,247
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	3.500%	7/1/52	1,900	1,848
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.500%	9/1/52	9,700	10,168
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.500%	7/1/53	10,795	11,349
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.750%	3/1/54	14,430	15,397
	Texas GO	5.000%	8/1/25	2,510	2,559
	Texas GO	4.000%	8/1/26	1,450	1,454
	Texas GO	5.000%	10/1/26	5,550	5,575
	Texas GO	4.000%	8/1/27	2,250	2,258
	Texas GO	5.000%	10/1/27	3,120	3,135
	Texas GO	5.000%	10/1/27	4,285	4,289
	Texas GO	4.000%	8/1/28	1,250	1,256
	Texas GO	4.000%	8/1/29	2,750	2,762
	Texas GO	4.000%	8/1/30	1,500	1,507
	Texas GO	5.000%	8/1/30	3,500	3,677
	Texas GO	4.000%	8/1/31	1,250	1,255
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/24	840	844
102

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/25	2,150	2,175
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/26	1,000	1,022
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	6.250%	12/15/26	44,900	46,310
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/24	5,200	5,230
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	3,410	3,444
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	7,700	7,840
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/27	17,195	17,671
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	20,260	20,867
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/29	6,500	6,736
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/30	495	516
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue	5.250%	1/1/29	5,480	5,722
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue	5.250%	1/1/30	5,625	5,933
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue	5.500%	1/1/31	5,470	5,894
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/30	74,655	79,892
[3]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/24	475	472
[3]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/25	650	639
[3]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/26	1,250	1,222
[3]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/27	2,030	1,975
[3]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/28	1,500	1,454
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/30	3,000	3,076
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/30	15,565	16,733
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/32	1,750	1,786
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/32	1,000	1,020
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/24	175	175
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/25	250	251
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/26	260	263
[1]	Texas Public Finance Authority College & University Revenue	5.000%	5/1/26	500	510
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/27	1,640	1,676
	Texas Public Finance Authority College & University Revenue	5.000%	12/1/27	1,000	1,038
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/28	725	749
[1]	Texas Public Finance Authority College & University Revenue	5.000%	5/1/28	640	670
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/29	1,810	1,889
[1]	Texas Public Finance Authority College & University Revenue	5.000%	5/1/29	1,000	1,056
[1]	Texas Public Finance Authority College & University Revenue	5.000%	5/1/30	1,000	1,066
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/26	2,555	2,621
	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue (Texas Heroes Home Loan Program)	4.250%	3/1/49	1,475	1,465
[8]	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	4,111	4,151
	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue PUT	3.625%	1/1/27	1,750	1,714
[3,4]	Texas State Technical College & University Revenue TOB VRDO	3.970%	5/7/24	6,835	6,835
	Texas State University System College & University Revenue	5.000%	3/15/26	5,835	5,900
	Texas State University System College & University Revenue	5.000%	3/15/26	750	751
	Texas State University System College & University Revenue	5.000%	3/15/27	130	132
	Texas Tech University System College & University Revenue	3.350%	2/15/30	6,125	5,928
	Texas Transportation Commission GO PUT	0.650%	4/1/26	37,075	34,357
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/25	2,200	2,202
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/28	745	768
	Texas Water Development Board Water Revenue	5.000%	4/15/25	4,510	4,573
	Texas Water Development Board Water Revenue	5.000%	8/1/25	6,060	6,175
	Texas Water Development Board Water Revenue	5.000%	10/15/26	2,000	2,081
	Texas Water Development Board Water Revenue	5.000%	4/15/27	1,200	1,262
	Texas Water Development Board Water Revenue	5.000%	10/15/27	1,450	1,540
	Texas Water Development Board Water Revenue	5.000%	4/15/28	1,885	2,021
	Texas Water Development Board Water Revenue	5.000%	4/15/28	1,000	1,072
	Texas Water Development Board Water Revenue	5.000%	10/15/28	3,650	3,949
	Texas Water Development Board Water Revenue	5.000%	10/15/28	1,420	1,536
	Texas Water Development Board Water Revenue	5.000%	4/15/29	2,240	2,439
	Texas Water Development Board Water Revenue	5.000%	4/15/29	2,000	2,177
	Texas Water Development Board Water Revenue	5.000%	10/15/29	2,500	2,745
	Texas Water Development Board Water Revenue	5.000%	10/15/29	3,450	3,789
	Texas Water Development Board Water Revenue	5.000%	4/15/30	2,300	2,541
	Texas Water Development Board Water Revenue	5.000%	4/15/30	3,000	3,314
	Texas Water Development Board Water Revenue	4.000%	10/15/30	5,240	5,305
	Texas Water Development Board Water Revenue	5.000%	10/15/30	5,000	5,564
	Texas Water Development Board Water Revenue	5.000%	10/15/31	1,000	1,055
	Texas Water Development Board Water Revenue	4.000%	10/15/32	7,700	7,775
	Texas Water Development Board Water Revenue	4.000%	10/15/33	1,760	1,788
103

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[10]	Tomball Independent School District GO	5.000%	2/15/25	5,000	5,057
[10]	Tomball Independent School District GO	4.000%	2/15/31	1,000	995
[10]	Tomball Independent School District GO	4.000%	2/15/32	1,575	1,564
[10]	Tomball Independent School District GO PUT	0.260%	8/15/24	4,700	4,639
	Travis County TX GO	5.000%	3/1/25	5,000	5,060
	Travis County TX GO	5.000%	3/1/26	5,000	5,149
	Travis County TX GO	5.000%	3/1/33	15,760	17,109
	Travis County TX Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.750%	8/1/25	1,500	1,486
	Travis County TX Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	4.125%	6/1/27	3,500	3,479
	Trinity River Authority Water Revenue	5.000%	2/1/28	100	102
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/30	2,025	2,229
[10]	Tyler Independent School District GO	5.000%	2/15/27	1,400	1,466
[10]	Tyler Independent School District GO	5.000%	2/15/28	1,000	1,068
[10]	Tyler Independent School District GO	5.000%	2/15/30	1,000	1,106
[10]	Tyler Independent School District GO	4.000%	2/15/32	3,595	3,599
	University of Houston College & University Revenue	5.000%	2/15/31	1,490	1,523
	University of North Texas System College & University Revenue	5.000%	4/15/25	1,135	1,150
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/25	425	426
[10]	Waco Independent School District GO, Prere.	5.000%	8/15/24	3,840	3,851
	Waco TX GO	4.000%	2/1/28	1,725	1,768
	Waco TX GO	4.000%	2/1/29	3,590	3,675
[1]	Waller Consolidated Independent School District GO	5.000%	2/15/27	1,260	1,319
[1]	Waller Consolidated Independent School District GO	5.000%	2/15/30	1,245	1,371
[10]	Waller Consolidated Independent School District GO	4.000%	2/15/32	1,000	1,007
	Waxahachie TX GO	4.000%	8/1/30	1,000	1,019
[10]	Weslaco Independent School District GO	4.000%	2/15/32	1,220	1,229
	Williamson County TX GO	5.000%	2/15/28	25	25
	Williamson County TX GO	5.000%	2/15/28	10,000	10,686
	Williamson County TX GO	5.000%	2/15/29	23,265	25,339
	Williamson County TX GO	4.000%	2/15/33	2,140	2,156
	Williamson County TX GO	4.000%	2/15/34	2,250	2,265
[10]	Willis Independent School District GO	4.000%	2/15/28	1,955	2,013
[10]	Willis Independent School District GO	4.000%	2/15/28	1,180	1,217
[10]	Wylie Independent School District GO	0.000%	8/15/24	1,675	1,655
[10]	Wylie Taylor County Independent School District GO	4.000%	2/15/31	1,925	1,940
[10]	Ysleta Independent School District GO	5.000%	8/15/26	1,040	1,078
					2,725,518
Utah (0.3%)
	Alpine UT School District (Utah School Bond Guaranty Program) GO	2.950%	3/15/33	7,525	6,889
	Davis School District GO	4.000%	6/1/25	4,395	4,407
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/29	1,835	2,012
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/30	1,720	1,918
[9]	Utah Board of Higher Education College & University Revenue	5.500%	4/1/29	12,825	13,707
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/25	135	136
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/26	125	128
[4]	Utah Charter School Finance Authority Charter School Aid Revenue	4.000%	10/15/31	1,250	1,145
[4]	Utah Charter School Finance Authority Charter School Aid Revenue	5.250%	6/15/32	1,000	1,018
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	23,245	23,255
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	3,735	3,825
	Utah GO, Prere.	5.000%	1/1/25	9,355	9,433
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	1/1/54	4,360	4,779
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.000%	7/1/54	1,295	1,416
[8]	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	4.000%	9/1/24	1,750	1,744
	Utah Infrastructure Agency Telecom Revenue	3.000%	10/15/25	265	258
	Utah Infrastructure Agency Telecom Revenue	4.000%	10/15/27	550	540
	Utah State University College & University Revenue	4.000%	12/1/27	480	484
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/24	500	500
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/26	500	513
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/28	700	741
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/29	750	806
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/30	1,000	1,091
[3]	Vineyard Redevelopment Agency Tax Allocation Revenue	5.000%	5/1/24	350	350
[3]	Vineyard Redevelopment Agency Tax Allocation Revenue	5.000%	5/1/26	750	771
[3]	Vineyard Redevelopment Agency Tax Allocation Revenue	5.000%	5/1/28	450	478
					82,344
104

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Vermont (0.0%)
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corporation Program)	4.000%	5/1/24	100	100
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corporation Program)	4.000%	5/1/25	115	115
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corporation Program)	4.000%	5/1/26	500	497
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corporation Program)	4.000%	5/1/27	160	158
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corporation Program)	4.000%	5/1/28	225	222
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corporation Program)	4.000%	5/1/29	440	431
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corporation Program)	4.000%	5/1/30	225	219
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/31	1,000	990
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	500	502
					3,234
Virgin Islands (0.0%)
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/25	1,110	1,128
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/26	4,255	4,372
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/27	4,310	4,467
[4]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/25	150	150
					10,117
Virginia (1.2%)
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	375	375
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	650	661
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	815	846
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	820	860
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	315	315
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	265	268
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,100	1,152
	Arlington County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/31	8,000	8,611
	Arlington County IDA Local or Guaranteed Housing Revenue	5.000%	1/1/26	2,915	2,958
	Arlington County VA GO	2.500%	8/15/29	10,000	9,410
	Chesapeake Economic Development Authority Electric Power & Light Revenue PUT	3.650%	10/1/27	1,725	1,707
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	885	886
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	3,025	3,060
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	5.000%	5/15/28	3,750	4,022
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	5.000%	5/15/29	2,750	2,995
	Fairfax County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/30	5,350	5,799
	Fairfax County Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT (Dominion Square North Project)	5.000%	1/1/28	2,945	3,038
	Fairfax County VA GO	5.000%	10/1/25	1,505	1,515
	Halifax County IDA Electric Power & Light Revenue PUT	1.650%	5/31/24	1,945	1,939
	Hampton Roads Transportation Accountability Commission Appropriations Revenue BAN	5.000%	7/1/27	13,925	14,675
	Hampton Roads Transportation Accountability Commission Appropriations Revenue BAN, ETM	5.000%	7/1/26	51,190	52,856
[4]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	700	699
[4]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/29	1,700	1,591
	Harrisonburg Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT	3.570%	10/1/27	2,485	2,426
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue (West Minister Canterbury Project)	5.000%	10/1/24	500	501
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue (West Minister Canterbury Project)	5.000%	10/1/25	1,000	1,008
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue (West Minister Canterbury Project)	5.000%	10/1/28	1,680	1,736
[3]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	500	521
[3]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	500	537
[3]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	500	544
[3]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,160	1,270
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	415	415
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	420	419
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/27	885	876
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/27	355	357
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/28	455	448
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/28	320	322
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/29	230	226
105

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Loudoun County Economic Development Authority Lease (Appropriation) Revenue	5.000%	12/1/25	1,000	1,025
	Loudoun County VA GO	5.000%	12/1/27	2,110	2,251
	Loudoun County VA GO	5.000%	12/1/28	2,115	2,303
	Louisa IDA Nuclear Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	9,000	8,415
	Louisa IDA Nuclear Revenue PUT	3.650%	10/1/27	3,435	3,399
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,455	1,463
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,420	1,445
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/26	1,800	1,810
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/27	1,000	1,011
	Norfolk Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/28	10,380	11,026
	Norfolk Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT (Braywood Manor Apartments Project)	5.000%	5/1/26	1,500	1,520
	Norfolk VA GO, Prere.	5.000%	10/1/26	1,040	1,082
	Roanoke Economic Development Authority College & University Revenue	5.000%	9/1/32	1,085	1,112
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	645	642
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/26	910	899
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/27	955	943
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/28	1,000	988
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	910	922
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.375%	9/1/29	2,065	2,137
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.750%	9/1/30	10,215	10,567
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/26	10,500	10,800
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/31	2,200	2,309
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/25	350	350
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/27	400	408
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/28	425	437
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/33	6,925	6,923
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	5.000%	5/15/25	4,090	4,154
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	5.000%	5/15/26	7,550	7,808
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transporatation Capital Program)	5.000%	5/15/27	15,500	16,356
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transporatation Capital Program)	5.000%	5/15/28	18,275	19,685
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	1.300%	12/1/28	1,165	1,002
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.650%	3/1/29	8,285	8,085
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	1.550%	12/1/29	500	425
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.900%	7/1/25	40,000	39,770
	Virginia Public School Authority Intergovernmental Agreement Revenue	4.000%	8/1/25	5,065	5,070
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/27	6,915	7,039
	Virginia Public School Authority Lease (Appropriation) Revenue	4.000%	4/15/26	10,000	10,140
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,210	1,220
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/26	235	227
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,615	1,642
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	2,750	2,887
[4,5]	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.120%	5/2/24	3,860	3,860
	Wise County IDA Electric Power & Light Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	6,385	5,970
	Wise County IDA Electric Power & Light Revenue PUT	1.200%	5/31/24	300	299
	York County Economic Development Authority Electric Power & Light Revenue (Virginia Electric & Power Company Project) PUT	3.650%	10/1/27	2,765	2,736
					346,406
Washington (2.1%)
	Auburn School District No. 408 of King & Pierce Counties GO	4.000%	12/1/32	3,455	3,481
	Benton County School District No 400 Richland GO	5.000%	12/1/31	1,500	1,574
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	4.000%	11/1/25	10,000	10,096
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	10,000	10,241
[2]	Central Puget Sound Regional Transit Authority Sales Tax Revenue, SIFMA Municipal Swap Index Yield + 0.200%	3.970%	11/1/45	5,310	5,236
	Clark County School District No. 114 Evergreen GO	5.000%	12/1/26	6,500	6,780
	Clark County School District No. 117 Camas GO	4.000%	12/1/30	3,825	3,870
	Energy Northwest Nuclear Revenue	5.000%	7/1/27	5,200	5,384
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/27	10,605	11,206
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/25	11,675	11,875
	Franklin County School District No. 1 Pasco GO	4.000%	12/1/27	3,990	4,103
	Franklin County School District No. 1 Pasco GO	4.000%	12/1/28	6,060	6,301
	Franklin County School District No. 1 Pasco GO	5.000%	12/1/32	2,790	2,945
	Grant & Douglas Counties School District No. 144-101 Quincy GO	4.000%	12/1/32	3,610	3,632
	Grant County Public Utility District No. 2 Electric Power & Light Revenue	5.000%	1/1/25	285	288
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/26	1,120	1,149
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/30	2,200	2,421
106

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Grant County Public Utility District No. 2 Electric Power & Light Revenue PUT	2.000%	12/1/25	12,095	11,773
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/24	215	215
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	10/1/24	135	134
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/25	140	137
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	10/1/25	75	73
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	6/1/26	450	450
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/26	75	75
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	6/1/27	650	653
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/27	150	151
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/28	150	151
	King County Housing Authority Local or Guaranteed Housing Revenue (Kirkland Heights Project)	5.000%	1/1/28	1,655	1,707
	King County School District No. 403 Renton GO	5.000%	12/1/25	1,000	1,024
	King County School District No. 410 Snoqualmie Valley GO	5.000%	12/1/32	3,200	3,243
	King County School District No. 411 Issaquah GO	4.000%	12/1/31	1,000	1,011
	King County School District No. 411 Issaquah GO	5.000%	12/1/32	3,750	3,886
	King County WA Sewer Revenue	5.000%	7/1/25	1,480	1,483
	King County WA Sewer Revenue	4.000%	7/1/33	2,500	2,481
	King County WA Sewer Revenue PUT	0.875%	1/1/26	1,880	1,743
[2]	King County WA Sewer Revenue, SIFMA Municipal Swap Index Yield + 0.230%	4.000%	1/1/40	23,740	23,490
	Lewis & Thurston Counties School District No. 401 Centralia GO	5.000%	12/1/24	335	337
	Pierce & King Counties WA School District No. 417 Fife GO	4.000%	12/1/32	2,320	2,356
	Pierce County School District No. 320 Sumner GO	4.000%	12/1/31	1,260	1,272
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/28	500	502
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/29	3,000	3,248
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/30	7,045	7,741
	Richland WA Waterworks Utility Water Revenue	5.000%	11/1/33	1,270	1,322
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Juniper Apartments Project)	5.000%	6/1/27	4,500	4,601
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Juniper Apartments Project)	4.375%	12/1/30	4,745	4,793
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Northgate Plaza Project)	1.000%	6/1/26	4,340	4,039
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	5/1/29	1,730	1,720
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	7/1/33	1,310	1,335
[2]	Seattle WA Municipal Light & Power Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.250%	4.020%	5/1/45	7,650	7,464
	Skagit County Consolidated School District No. 320 Mount Vernon GO	5.000%	12/1/31	1,000	1,058
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	2,825	2,856
	Snohomish County School District No. 4 Lake Stevens GO	4.000%	12/1/32	1,150	1,159
	Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	1,550	1,550
	Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.250%	6/1/32	460	460
	University of Washington College & University Revenue	4.000%	12/1/30	2,835	2,853
	University of Washington College & University Revenue PUT	4.000%	8/1/27	18,805	18,976
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,000	1,073
	Washington GO	5.000%	6/1/25	3,000	3,050
	Washington GO	5.000%	8/1/25	10,865	11,073
	Washington GO	5.000%	8/1/25	5,135	5,233
	Washington GO	5.000%	7/1/26	10,000	10,348
	Washington GO	5.000%	7/1/26	10,000	10,348
	Washington GO	5.000%	8/1/26	12,455	12,908
	Washington GO	5.000%	8/1/26	10,000	10,364
	Washington GO	5.000%	2/1/27	7,850	8,218
	Washington GO	5.000%	6/1/27	5,200	5,481
	Washington GO	5.000%	7/1/27	7,000	7,390
	Washington GO	5.000%	8/1/27	10,000	10,574
	Washington GO	5.000%	2/1/28	3,000	3,029
	Washington GO	4.000%	7/1/28	25,000	25,882
	Washington GO	4.000%	7/1/28	5,000	5,176
	Washington GO	5.000%	7/1/28	10,000	10,761
	Washington GO	5.000%	8/1/28	10,000	10,777
	Washington GO	5.000%	6/1/29	5,120	5,599
	Washington GO	5.000%	8/1/31	15,040	15,851
	Washington GO	5.000%	8/1/31	3,000	3,047
	Washington GO	5.000%	8/1/33	3,795	3,804
	Washington GO	5.000%	8/1/34	3,640	3,648
	Washington GO	5.000%	8/1/35	1,000	1,015
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	1,415	1,417
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,100	1,118
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	2,000	2,033
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,235	2,249
107

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	670	678
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,945	1,996
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	2,250	2,309
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	1,990	2,086
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	1,350	1,410
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,690	1,761
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	3,000	3,031
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	3,500	3,660
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,000	1,073
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	4,000	4,039
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	2,445	2,542
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	3,025	3,155
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	10,140	10,239
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	4,070	4,046
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	19,350	19,538
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	2,450	2,366
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	6,705	6,714
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	33,020	33,382
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	24,710	25,180
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/30	38,950	38,244
[2]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 1.400%	5.170%	1/1/35	4,740	4,743
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	4.000%	5/1/33	1,525	1,539
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/24	450	449
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/28	540	559
	Washington Housing Finance Commission Local or Guaranteed Housing Revenue	3.000%	12/1/50	905	874
	Washington Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	12/1/52	2,740	2,821
	Washington Housing Finance Commission Local or Guaranteed Housing Revenue (Single Family Program)	4.000%	6/1/49	2,555	2,527
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/26	350	355
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/27	200	205
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	3,405	3,323
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	110	109
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/31	1,185	1,263
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/32	2,000	1,976
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/25	350	354
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	4.000%	7/1/26	2,450	2,450
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	4.750%	7/1/27	470	470
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/27	350	363
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/28	555	582
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/29	775	820
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/30	810	865
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	3.750%	7/1/26	1,170	1,125
[7]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/29	655	693
[7]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/30	1,310	1,397
[7]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/31	1,695	1,822
					604,703
West Virginia (0.2%)
[3]	Cabell County Board of Education GO	2.000%	6/1/26	3,685	3,519
[3]	Cabell County Board of Education GO	2.000%	6/1/27	4,510	4,231
[3]	Cabell County Board of Education GO	2.000%	6/1/28	3,400	3,134
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	480	480
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,565	2,566
[4]	Monongalia County WV Tax Allocation Revenue	5.000%	6/1/33	1,000	1,031
	West Virginia Economic Development Authority Industrial Revenue PUT	0.625%	12/15/25	3,500	3,243
	West Virginia Economic Development Authority Industrial Revenue PUT	3.375%	6/15/28	3,050	3,004
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/32	2,400	2,435
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/24	1,010	1,012
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/25	1,150	1,168
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/30	2,065	2,162
108

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,065	1,065
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,370	1,377
[4]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.920%	5/2/24	5,765	5,765
	West Virginia Lottery Excess Lottery Revenue	5.000%	7/1/24	2,350	2,354
	West Virginia Lottery Excess Lottery Revenue	5.000%	7/1/25	2,465	2,510
	West Virginia University College & University Revenue (West Virginia University Projects), Prere.	5.000%	10/1/24	10,500	10,550
	West Virginia University College & University Revenue PUT	5.000%	10/1/29	1,890	2,026
					53,632
Wisconsin (2.2%)
[4]	Amery School District Miscellaneous Revenue	4.500%	9/6/24	2,500	2,501
	Burnett County WI GO	2.000%	11/1/26	1,010	950
	Burnett County WI GO	3.000%	11/1/27	1,285	1,256
	Burnett County WI GO	3.000%	11/1/28	1,325	1,293
	Dane County WI GO	2.000%	4/1/27	3,405	3,169
	Dane County WI GO	2.000%	4/1/28	1,715	1,563
	DeForest WI Area School District GO	5.000%	4/1/26	1,535	1,581
	Fort Atkinson WI Miscellaneous Revenue	5.000%	12/1/24	3,750	3,752
	Fort Atkinson WI Miscellaneous Revenue	5.000%	2/1/27	1,500	1,542
	Madison WI GO	1.250%	10/1/31	7,725	6,103
	Madison WI Metropolitan School District GO	1.375%	3/1/31	4,760	3,845
	Madison WI Metropolitan School District Miscellaneous Revenue TRAN	5.000%	9/3/24	10,000	10,038
	Middleton-Cross Plains WI Area School District GO	3.000%	3/1/28	3,125	3,064
	Middleton-Cross Plains WI Area School District GO	3.000%	3/1/29	2,785	2,723
	Milwaukee WI GO	4.000%	3/15/25	3,000	3,000
	Milwaukee WI GO	5.000%	4/1/26	3,785	3,871
	Milwaukee WI GO	5.000%	4/1/26	5,425	5,548
	Milwaukee WI GO	5.000%	4/1/26	12,535	12,819
[3]	Milwaukee WI GO	5.000%	4/1/26	1,345	1,380
	Milwaukee WI GO	5.000%	4/1/27	5,240	5,413
	Milwaukee WI GO	5.000%	4/1/27	2,945	3,042
	Milwaukee WI GO	5.000%	4/1/27	8,800	9,091
[1]	Milwaukee WI GO	5.000%	4/1/27	1,310	1,363
[3]	Milwaukee WI GO	5.000%	4/1/27	1,350	1,411
[1]	Milwaukee WI GO	5.000%	4/1/27	1,460	1,526
	Milwaukee WI GO	5.000%	4/1/28	3,735	3,899
	Milwaukee WI GO	5.000%	4/1/28	3,025	3,158
	Milwaukee WI GO	5.000%	4/1/28	8,805	9,192
[3]	Milwaukee WI GO	5.000%	4/1/28	6,665	7,068
[1]	Milwaukee WI GO	5.000%	4/1/28	1,320	1,397
[3]	Milwaukee WI GO	5.000%	4/1/28	1,680	1,781
	Milwaukee WI GO	5.000%	4/1/29	1,050	1,110
	Milwaukee WI GO	5.000%	4/1/29	3,615	3,761
[1]	Milwaukee WI GO	5.000%	4/1/29	2,655	2,853
[3]	Milwaukee WI GO	5.000%	4/1/29	1,685	1,816
	Milwaukee WI GO	5.000%	4/1/30	1,335	1,391
[3]	Milwaukee WI GO	5.000%	4/1/30	6,765	7,384
	Milwaukee WI GO	5.000%	4/1/31	1,770	1,845
[1]	Milwaukee WI GO	3.000%	4/1/33	1,415	1,301
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/26	500	512
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/28	1,800	1,895
	Oregon WI School District GO	2.700%	3/1/27	1,075	1,023
	Oregon WI School District GO	3.050%	3/1/30	3,190	3,064
	PMA Levy & Aid Anticipation Notes Program Intergovernmental Agreement Revenue	5.000%	9/25/24	2,500	2,507
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/26	430	431
	Public Finance Authority Charter School Aid Revenue	4.000%	7/1/26	185	182
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/28	275	276
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/28	440	440
	Public Finance Authority Charter School Aid Revenue	4.000%	7/1/28	470	459
[4]	Public Finance Authority Charter School Aid Revenue	4.000%	6/15/29	450	428
	Public Finance Authority College and University Revenue	5.000%	4/1/30	1,215	1,264
	Public Finance Authority College and University Revenue	5.000%	4/1/31	1,275	1,334
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.300%	10/1/26	15,070	14,820
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.700%	10/1/30	18,785	18,562
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	3,325	3,326
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	425	427
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,490	1,502
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	225	227
109

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	530	529
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	6,155	6,270
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	445	452
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	400	406
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	610	605
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	3,000	3,102
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,100	1,128
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	3,880	3,942
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	850	872
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	250	257
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	365	363
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	4,680	4,919
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	2,295	2,378
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	250	259
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/28	255	254
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	4,045	4,320
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/29	320	319
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	1,800	1,726
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/30	1,585	1,516
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	1,050	1,070
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	5.000%	7/1/27	1,080	1,130
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	5.000%	7/1/28	875	931
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	5.000%	7/1/29	1,000	1,082
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Searstone CCRC Project)	2.250%	6/1/27	8,195	7,749
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Searstone CCRC Project)	5.000%	6/1/27	5,665	5,654
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Searstone CCRC Project)	4.000%	6/1/31	7,830	7,306
	Public Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/30	16,925	16,618
	Public Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/24	2,555	2,569
	Public Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/25	4,485	4,575
	Public Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/26	4,710	4,884
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	7/1/26	21,475	21,154
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	2/1/27	14,500	14,218
	Sauk Prairie School District GO	5.000%	3/1/27	225	235
	Verona Area School District GO	5.000%	4/1/25	1,695	1,718
	Waukesha WI GO	2.000%	10/1/26	2,455	2,313
	Waukesha WI GO	2.000%	10/1/27	3,000	2,769
	Waukesha WI GO	2.000%	10/1/28	3,000	2,712
	Waunakee Community School District GO	3.250%	4/1/28	24,000	23,322
	Wausau School District GO	5.000%	3/1/28	2,845	3,028
	Wausau School District GO	5.000%	3/1/29	4,530	4,898
	Waushara County WI Miscellaneous Revenue	4.500%	6/1/27	2,630	2,659
	Wauwatosa School District GO	5.000%	3/1/25	5,550	5,608
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/28	1,050	882
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/28	265	223
[2]	Wisconsin GO, SIFMA Municipal Swap Index Yield + 0.420%	4.190%	5/1/25	3,820	3,802
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/24	350	351
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/25	600	610
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/26	1,100	1,137
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,000	1,001
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	950	953
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	155	155
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/24	500	501
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	100	101
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/24	970	976
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	415	407
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	240	239
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	6,270	6,416
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	125	127
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	685	698
[4]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	1,000	1,007
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,024
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	350	347
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/26	635	645
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	16,450	17,108
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	2,855	2,870
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	200	206
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	715	670
110

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	3,000	3,101
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	150	156
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	3,130	3,217
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/28	750	688
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	850	891
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	275	291
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.200%	8/15/28	2,500	2,473
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	8,000	8,041
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	175	188
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	2,500	2,512
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	275	300
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	5,145	5,343
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,000	1,027
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,010	1,012
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/34	8,355	8,411
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	7,195	7,146
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	3.920%	12/2/24	4,695	4,683
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/3/24	3,040	3,054
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/25	9,100	9,092
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/24/26	2,260	2,309
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/24/26	1,575	1,609
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/29/26	10,075	10,303
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/27	8,330	8,460
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	8,130	8,307
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/22/29	4,345	4,680
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/22/29	3,885	4,182
[4]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.150%	5/1/24	12,800	12,800
[4]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.970%	5/2/24	8,075	8,075
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/26	4,360	4,407
[2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.180%	3.950%	8/15/54	4,500	4,442
[4]	Wisconsin Health & Educational Facilities Authority Miscellaneous Revenue	5.000%	8/1/27	5,500	5,595
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	0.600%	9/1/24	1,050	1,032
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	0.700%	3/1/25	475	456
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	0.850%	9/1/25	900	849
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	0.950%	3/1/26	875	802
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.050%	9/1/26	820	745
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.150%	3/1/27	850	762
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.250%	9/1/27	870	772
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.400%	3/1/28	750	662
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.500%	9/1/28	790	693
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.600%	3/1/29	855	737
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	1.700%	9/1/29	835	719
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	4.000%	3/1/47	4,430	4,380
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	4.000%	3/1/48	3,550	3,513
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	4.250%	3/1/49	1,380	1,371
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	3.000%	3/1/52	1,730	1,659
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	3.000%	9/1/52	3,500	3,357
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	5.000%	3/1/53	10,830	11,023
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	3/1/54	2,270	2,468
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.610%	5/1/24	270	270
111

Limited-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.500%	11/1/24	735	716
Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.810%	5/1/25	6,435	6,147
Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	11/1/25	13,215	13,170
Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	3.750%	11/1/26	13,030	12,877
Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	12/1/26	7,500	7,642
Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	3.875%	5/1/27	1,270	1,250
Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT (View At Huxley Yards Project)	5.000%	8/1/26	25,067	25,522
				647,143
Wyoming (0.1%)
Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/24	120	120
Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/25	120	120
Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/26	95	95
Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/27	180	182
Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/28	220	225
Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/29	120	123
Sweetwater County WY Industrial Revenue (Idaho Power Co. Project)	1.700%	7/15/26	34,000	31,819
Wyoming Community Development Authority Local or Guaranteed Housing Revenue	3.500%	6/1/52	1,005	980
Wyoming Community Development Authority Local or Guaranteed Housing Revenue	5.750%	6/1/53	3,010	3,157
				36,821
Total Tax-Exempt Municipal Bonds (Cost $29,429,411)				28,913,060
112

Limited-Term Tax-Exempt Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[19]	Vanguard Municipal Cash Management Fund (Cost $200,471)	3.522%	2,004,436	200,483
Total Investments (99.4%) (Cost $29,629,882)				29,113,543
Other Assets and Liabilities—Net (0.6%)				187,326
Net Assets (100%)				29,300,869
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, the aggregate value was $1,607,306,000, representing 5.5% of net assets.
5	Scheduled principal and interest payments are guaranteed by bank letter of credit.
6	Non-income-producing security—security in default.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2024.
8	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
11	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
12	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
13	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
14	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
15	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
16	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
17	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
18	Step bond.
19	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
LIBOR—London Interbank Offered Rate.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
USD—U.S. dollar.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
See accompanying Notes, which are an integral part of the Financial Statements.
113

Limited-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of April 30, 2024
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $29,429,411)	28,913,060
Affiliated Issuers (Cost $200,471)	200,483
Total Investments in Securities	29,113,543
Investment in Vanguard	873
Receivables for Investment Securities Sold	44,254
Receivables for Accrued Income	358,905
Receivables for Capital Shares Issued	27,330
Other Assets	461
Total Assets	29,545,366
Liabilities
Due to Custodian	256
Payables for Investment Securities Purchased	189,391
Payables for Capital Shares Redeemed	34,427
Payables for Distributions	19,317
Payables to Vanguard	1,106
Total Liabilities	244,497
Net Assets	29,300,869
At April 30, 2024, net assets consisted of:

Paid-in Capital	30,326,541
Total Distributable Earnings (Loss)	(1,025,672)
Net Assets	29,300,869

Investor Shares—Net Assets
Applicable to 75,568,248 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	812,328
Net Asset Value Per Share—Investor Shares	$10.75

Admiral Shares—Net Assets
Applicable to 2,650,197,567 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	28,488,541
Net Asset Value Per Share—Admiral Shares	$10.75
See accompanying Notes, which are an integral part of the Financial Statements.
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Limited-Term Tax-Exempt Fund
Statement of Operations

Six Months Ended April 30, 2024
($000)
Investment Income
Income
Interest[1]	410,494
Total Income	410,494
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,329
Management and Administrative— Investor Shares	622
Management and Administrative— Admiral Shares	10,389
Marketing and Distribution— Investor Shares	35
Marketing and Distribution— Admiral Shares	762
Custodian Fees	101
Shareholders’ Reports—Investor Shares	9
Shareholders’ Reports—Admiral Shares	83
Trustees’ Fees and Expenses	10
Other Expenses	274
Total Expenses	13,614
Expenses Paid Indirectly	(101)
Net Expenses	13,513
Net Investment Income	396,981
Realized Net Gain (Loss)
Investment Securities Sold[1]	(108,316)
Futures Contracts	768
Realized Net Gain (Loss)	(107,548)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	785,165
Futures Contracts	(3,085)
Change in Unrealized Appreciation (Depreciation)	782,080
Net Increase (Decrease) in Net Assets Resulting from Operations	1,071,513
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,330,000, ($5,000), less than $1,000, and ($4,000), respectively. Purchases and sales are for temporary cash investment purposes.
Statement of Changes in Net Assets

	Six Months Ended April 30, 2024	Year Ended October 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	396,981	714,593
Realized Net Gain (Loss)	(107,548)	(131,466)
Change in Unrealized Appreciation (Depreciation)	782,080	241,985
Net Increase (Decrease) in Net Assets Resulting from Operations	1,071,513	825,112
Distributions
Investor Shares	(11,099)	(21,664)
Admiral Shares	(388,705)	(689,304)
Total Distributions	(399,804)	(710,968)
Capital Share Transactions
Investor Shares	(37,660)	(321,370)
Admiral Shares	(544,105)	(1,859,840)
Net Increase (Decrease) from Capital Share Transactions	(581,765)	(2,181,210)
Total Increase (Decrease)	89,944	(2,067,066)
Net Assets
Beginning of Period	29,210,925	31,277,991
End of Period	29,300,869	29,210,925

See accompanying Notes, which are an integral part of the Financial Statements.
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Limited-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.51	$10.47	$11.17	$11.20	$11.07	$10.77
Investment Operations
Net Investment Income[1]	.141	.239	.149	.141	.188	.209
Net Realized and Unrealized Gain (Loss) on Investments	.241	.040	(.698)	(.029)	.130	.300
Total from Investment Operations	.382	.279	(.549)	.112	.318	.509
Distributions
Dividends from Net Investment Income	(.142)	(.239)	(.151)	(.142)	(.188)	(.209)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.142)	(.239)	(.151)	(.142)	(.188)	(.209)
Net Asset Value, End of Period	$10.75	$10.51	$10.47	$11.17	$11.20	$11.07
Total Return[2]	3.64%	2.66%	-4.95%	1.00%	2.90%	4.76%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$812	$830	$1,143	$1,506	$1,326	$1,333
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%[3]	0.17%[3]	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	2.63%	2.24%	1.37%	1.26%	1.69%	1.90%
Portfolio Turnover Rate	24%	55%	65%	37%	31%	21%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.51	$10.47	$11.17	$11.20	$11.07	$10.77
Investment Operations
Net Investment Income[1]	.146	.249	.158	.150	.196	.218
Net Realized and Unrealized Gain (Loss) on Investments	.241	.039	(.699)	(.029)	.131	.300
Total from Investment Operations	.387	.288	(.541)	.121	.327	.518
Distributions
Dividends from Net Investment Income	(.147)	(.248)	(.159)	(.151)	(.197)	(.218)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.147)	(.248)	(.159)	(.151)	(.197)	(.218)
Net Asset Value, End of Period	$10.75	$10.51	$10.47	$11.17	$11.20	$11.07
Total Return[2]	3.68%	2.74%	-4.87%	1.08%	2.98%	4.84%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$28,489	$28,381	$30,135	$37,525	$31,153	$27,720
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%[3]	0.09%[3]	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.71%	2.33%	1.46%	1.34%	1.77%	1.98%
Portfolio Turnover Rate	24%	55%	65%	37%	31%	21%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.
See accompanying Notes, which are an integral part of the Financial Statements.
116

Limited-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard Limited-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2024, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at April 30, 2024.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the
117

Limited-Term Tax-Exempt Fund
overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2024, the fund had contributed to Vanguard capital in the amount of $873,000, representing less than 0.01% of the fund’s net assets and 0.35% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2024, custodian fee offset arrangements reduced the fund’s expenses by $101,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
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Limited-Term Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments as of April 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	28,913,060	—	28,913,060
Temporary Cash Investments	200,483	—	—	200,483
Total	200,483	28,913,060	—	29,113,543
E.	As of April 30, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	29,632,194
Gross Unrealized Appreciation	79,114
Gross Unrealized Depreciation	(597,765)
Net Unrealized Appreciation (Depreciation)	(518,651)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2023, the fund had available capital losses totaling $395,474,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended April 30, 2024, the fund purchased $6,773,194,000 of investment securities and sold $7,338,524,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2024, such purchases were  $31,785,000 and sales were $402,350,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	98,523	9,165	184,996	17,348
Issued in Lieu of Cash Distributions	9,576	886	18,018	1,689
Redeemed	(145,759)	(13,525)	(524,384)	(49,165)
Net Increase (Decrease)—Investor Shares	(37,660)	(3,474)	(321,370)	(30,128)
Admiral Shares
Issued	3,911,324	362,854	10,118,761	948,393
Issued in Lieu of Cash Distributions	276,648	25,603	483,089	45,292
Redeemed	(4,732,077)	(439,650)	(12,461,690)	(1,169,334)
Net Increase (Decrease)—Admiral Shares	(544,105)	(51,193)	(1,859,840)	(175,649)
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
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Limited-Term Tax-Exempt Fund
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to April 30, 2024, that would require recognition or disclosure in these financial statements.
120

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Limited-Term Tax-Exempt Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the fund over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its respective peer group and that the fund’s advisory expenses were also below its peer-group averages.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
121

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Municipal Bond Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Limited-Term Tax-Exempt Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2023, through December 31, 2023 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q312 062024

Semiannual Report   |   April 30, 2024
Vanguard Intermediate-Term Tax-Exempt Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
About Your Fund’s Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangements	215
Liquidity Risk Management	216

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
Six Months Ended April 30, 2024
	Beginning Account Value 10/31/2023	Ending Account Value 4/30/2024	Expenses Paid During Period
Based on Actual Fund Return
Intermediate-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,063.60	$0.87
Admiral™ Shares	1,000.00	1,064.00	0.46
Based on Hypothetical 5% Yearly Return
Intermediate-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.02	$0.86
Admiral Shares	1,000.00	1,024.42	0.45
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.17% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

Intermediate-Term Tax-Exempt Fund
Fund Allocation
As of April 30, 2024
New York	13.9%
Texas	11.9
California	8.6
Illinois	5.9
Pennsylvania	5.1
Florida	4.7
New Jersey	3.7
Georgia	3.5
Alabama	3.3
Washington	3.0
Michigan	2.8
Ohio	2.4
Colorado	1.8
Massachusetts	1.8
Arizona	1.7
Wisconsin	1.6
Puerto Rico	1.5
Kentucky	1.5
Virginia	1.4
South Carolina	1.3
Minnesota	1.2
Tennessee	1.2
Maryland	1.2
District of Columbia	1.2
Indiana	1.1
Missouri	1.1
Nevada	1.0
Connecticut	1.0
Louisiana	1.0
Other	8.6
The table reflects the fund’s investments, except for short-term investments and derivatives.

Intermediate-Term Tax-Exempt Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (98.4%)
Alabama (3.3%)
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/28	1,015	1,082
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/29	1,895	2,055
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/30	4,800	5,274
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/31	3,600	4,008
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	4.000%	9/1/27	10,030	10,316
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	5.000%	9/1/27	3,345	3,546
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/33	1,005	1,104
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/34	1,320	1,445
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/35	1,250	1,361
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/36	1,315	1,424
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/37	1,000	1,074
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/38	1,000	1,066
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/40	755	798
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	4.000%	11/1/36	11,000	11,326
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/37	34,600	37,984
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	4.000%	11/1/40	4,535	4,548
	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	2,195	2,224
[1]	Athens AL Water & Sewer Revenue Water Revenue	4.000%	5/1/44	1,560	1,483
	Auburn AL GO	5.000%	8/1/39	2,000	2,183
	Auburn AL GO	5.000%	8/1/41	2,540	2,747
	Auburn University College & University Revenue	5.000%	6/1/37	2,310	2,443
	Baldwin County AL Board of Education Sales Tax Revenue	5.000%	6/1/28	2,750	2,768
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,500	1,604
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	1,000	1,060
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	875	920
[2]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	375	414
[2]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/35	350	358
[2]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/37	500	504
[2]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/38	400	401
[2]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/39	400	400
[2]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/40	600	593
	Birmingham Water Works Board Water Revenue	5.000%	1/1/27	1,100	1,151
	Birmingham Water Works Board Water Revenue	5.000%	1/1/29	400	431
	Birmingham Water Works Board Water Revenue	5.000%	1/1/31	900	1,001
	Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/27	5,000	5,223
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/32	1,150	1,213
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/33	1,500	1,582
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/34	1,825	1,924
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/35	2,155	2,268
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/29	1,750	1,743
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/29	2,660	2,651
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/31	3,200	3,159
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	4.000%	12/1/26	87,720	87,627
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	12/1/28	17,660	18,599
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	2/1/29	89,075	94,028
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	4.000%	12/1/29	106,575	104,470
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	72,980	73,031
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	8,490	8,489
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6)	4.000%	12/1/25	2,955	2,953
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6) PUT	4.000%	12/1/26	62,850	62,783
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/28	108,600	112,431
[3]	Black Belt Energy Gas District Natural Gas Revenue (Project No. 7), SIFMA Municipal Swap Index Yield + 0.350%	4.120%	10/1/52	71,250	69,577
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/27	37,860	37,965
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/27	16,160	16,133
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	6/1/29	127,135	132,654

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	10/1/30	37,590	39,758
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	12/1/30	19,025	20,318
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/31	10,490	10,333
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.500%	6/1/32	57,890	62,424
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	9/1/32	87,110	93,253
[1]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/28	485	513
[1]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/29	500	535
[1]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/30	425	461
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	1,565	1,487
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	1,695	1,588
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.500%	1/1/31	14,900	15,916
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.750%	11/1/31	50,355	54,812
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.250%	6/1/32	80,465	85,099
	Hoover AL GO	5.000%	3/1/41	4,850	5,341
	Hoover AL GO, Prere.	4.000%	7/1/26	2,485	2,522
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/26	660	689
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/28	500	528
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/29	1,000	1,054
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/29	500	527
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/32	1,040	1,093
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/33	1,010	1,062
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/34	1,880	1,975
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/35	2,000	2,097
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/36	2,025	2,116
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/37	1,500	1,562
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/38	1,325	1,376
	Huntsville AL GO	5.000%	5/1/25	2,535	2,572
	Huntsville AL GO	5.000%	5/1/26	2,660	2,748
	Huntsville AL GO	5.000%	5/1/34	3,515	3,717
	Huntsville AL GO	5.000%	5/1/35	3,690	3,900
	Huntsville AL GO	5.000%	5/1/35	3,000	3,171
	Huntsville AL GO	5.000%	5/1/36	3,875	4,082
	Huntsville AL GO	5.000%	5/1/36	4,330	4,562
	Huntsville AL GO	5.000%	5/1/36	5,055	5,459
	Huntsville AL GO	5.000%	5/1/37	4,070	4,268
	Huntsville AL GO	5.000%	5/1/37	3,050	3,199
	Huntsville AL GO	5.000%	5/1/37	5,055	5,420
	Huntsville AL GO	5.000%	5/1/38	2,270	2,372
	Huntsville AL GO	5.000%	3/1/41	2,250	2,485
	Huntsville AL GO	5.000%	3/1/42	845	930
	Huntsville AL GO	5.000%	3/1/42	4,020	4,423
	Huntsville AL Water Revenue, Prere.	5.000%	5/1/25	1,500	1,522
	Huntsville AL Water Revenue, Prere.	5.000%	5/1/25	1,655	1,679
	Huntsville AL Water Revenue, Prere.	5.000%	5/1/25	1,525	1,547
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	4,190	4,433
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	4,300	4,507
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	6,000	6,239
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	4,540	4,416
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	3,600	3,481
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/30	22,825	24,473
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	1,750	1,696
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	1,790	1,703
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	2,120	1,985
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/41	2,210	2,026
	Jacksonville State University College & University Revenue	5.000%	12/1/29	1,465	1,566
	Jefferson County AL GO	5.000%	4/1/26	3,610	3,705
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/25	3,680	3,733
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/26	2,650	2,743
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/27	5,715	5,973
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/28	2,540	2,659
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/29	5,305	5,562
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/30	7,575	7,927
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/32	5,000	5,211

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/33	6,700	6,973
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/34	3,305	3,433
	Jefferson County AL Sales Tax Revenue	4.000%	9/15/36	5,105	5,109
	Jefferson County AL Sales Tax Revenue	4.000%	9/15/37	16,995	16,821
	Jefferson County AL Sewer Revenue	5.000%	10/1/25	1,255	1,275
	Jefferson County AL Sewer Revenue	5.000%	10/1/27	1,295	1,356
	Jefferson County AL Sewer Revenue	5.000%	10/1/29	1,270	1,371
	Jefferson County AL Sewer Revenue	5.000%	10/1/30	2,100	2,298
	Jefferson County AL Sewer Revenue	5.000%	10/1/31	2,195	2,424
	Jefferson County AL Sewer Revenue	5.000%	10/1/32	4,425	4,931
	Jefferson County AL Sewer Revenue	5.000%	10/1/33	6,000	6,741
	Jefferson County AL Sewer Revenue	5.000%	10/1/34	6,500	7,295
	Jefferson County AL Sewer Revenue	5.000%	10/1/35	5,700	6,336
	Jefferson County AL Sewer Revenue	5.000%	10/1/36	6,000	6,623
	Jefferson County AL Sewer Revenue	5.000%	10/1/37	6,000	6,563
	Jefferson County AL Sewer Revenue	5.000%	10/1/38	4,000	4,336
	Jefferson County AL Sewer Revenue	5.000%	10/1/39	8,500	9,148
	Jefferson County AL Sewer Revenue	5.250%	10/1/40	2,000	2,188
	Jefferson County AL Sewer Revenue	5.250%	10/1/41	2,000	2,175
	Jefferson County AL Sewer Revenue	5.250%	10/1/42	11,250	12,177
	Jefferson County AL Sewer Revenue	5.250%	10/1/43	10,250	11,061
	Jefferson County AL Sewer Revenue	5.250%	10/1/44	10,600	11,396
	Jefferson County AL Sewer Revenue	5.250%	10/1/45	14,130	15,118
[2]	Limestone County Water & Sewer Authority Water Revenue, Prere.	5.000%	12/1/26	4,400	4,589
	Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/31	2,500	2,593
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	83,010	82,931
	Mobile Alabama Industrial Development Board Industrial Revenue (Alabama Power Company Barry Plant Project) PUT	3.780%	6/16/26	4,215	4,193
	Mobile Alabama Industrial Development Board Industrial Revenue PUT	3.650%	1/10/25	6,510	6,482
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/27	3,505	3,600
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/29	3,575	3,676
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/30	2,500	2,566
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/31	3,000	3,077
	Montgomery AL GO	3.000%	12/1/33	4,780	4,488
	Montgomery AL GO	3.000%	12/1/34	3,415	3,184
	Montgomery AL GO	3.000%	12/1/35	1,500	1,380
	Montgomery AL GO	4.000%	12/1/35	500	511
	Montgomery AL GO	3.000%	12/1/37	1,000	881
	Montgomery AL GO	3.000%	12/1/38	1,000	864
	Montgomery AL GO	3.000%	12/1/39	1,000	855
	Mountain Brook Board of Education GO	4.000%	3/1/34	200	209
	Mountain Brook Board of Education GO	4.000%	3/1/36	300	311
	Mountain Brook Board of Education GO	3.000%	3/1/38	225	196
	Mountain Brook Board of Education GO	3.000%	3/1/39	165	141
	Mountain Brook Board of Education GO	3.000%	3/1/40	250	210
	Mountain Brook Board of Education GO	3.000%	3/1/41	490	404
	Orange Beach Water Sewer & Fire Protection Authority Water Revenue	4.000%	5/15/35	4,000	4,101
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	4,765	4,968
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	3,005	3,142
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/33	5,695	5,556
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/34	4,025	3,936
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	6,265	6,136
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	6,515	6,284
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/37	6,780	6,442
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	6,050	5,645
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/39	3,330	3,061
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	5.000%	4/1/32	114,310	120,705
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/31	4,365	4,525
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/31	2,665	2,768
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	4.000%	6/1/24	35,435	35,425
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	5.000%	5/1/32	47,295	49,281
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	12/1/31	455	445
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1) PUT	4.000%	10/1/28	21,215	21,001
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2) PUT	4.000%	12/1/31	7,320	7,164
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3) PUT	5.500%	12/1/29	32,665	34,583
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 4) PUT	5.000%	8/1/28	13,785	14,224
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 5) PUT	5.250%	7/1/29	131,725	138,283

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/30	17,630	18,537
[2]	Troy University College & University Revenue	5.000%	11/1/27	1,175	1,238
[2]	Troy University College & University Revenue	5.000%	11/1/29	1,000	1,088
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue	5.000%	8/1/30	1,600	1,653
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue, Prere.	5.000%	8/1/26	1,045	1,082
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue, Prere.	5.000%	8/1/26	1,500	1,553
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue, Prere.	5.000%	8/1/26	2,025	2,096
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	800	868
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	600	648
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	2,000	2,072
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	2,055	2,110
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	2,000	2,070
	University of Alabama at Birmingham College and University Revenue	3.000%	10/1/37	2,230	1,957
	University of Alabama at Birmingham College and University Revenue	3.000%	10/1/38	2,340	2,013
	University of Alabama College and University Revenue	3.000%	7/1/36	6,580	5,971
	University of Alabama College and University Revenue	3.000%	7/1/37	5,840	5,166
	University of Alabama College and University Revenue	3.000%	7/1/37	4,825	4,268
	University of Alabama College and University Revenue	3.000%	7/1/38	9,520	8,205
[1]	University of South Alabama College & University Revenue	5.000%	11/1/25	1,700	1,730
[1]	University of South Alabama College & University Revenue	5.000%	11/1/27	2,035	2,096
[1]	University of South Alabama College & University Revenue	5.000%	4/1/28	750	792
[1]	University of South Alabama College & University Revenue	5.000%	11/1/28	2,310	2,385
[1]	University of South Alabama College & University Revenue	5.000%	4/1/29	535	574
[1]	University of South Alabama College & University Revenue	5.000%	11/1/29	1,110	1,147
[1]	University of South Alabama College & University Revenue	5.000%	4/1/30	400	435
[1]	University of South Alabama College & University Revenue	5.000%	4/1/31	425	457
[1]	University of South Alabama College & University Revenue	5.000%	4/1/32	1,980	2,121
[1]	University of South Alabama College & University Revenue	5.000%	11/1/33	5,110	5,276
[1]	University of South Alabama College & University Revenue	4.000%	4/1/36	1,400	1,396
[1]	University of South Alabama College & University Revenue	4.000%	4/1/38	1,000	985
[1]	University of South Alabama College & University Revenue	4.000%	4/1/40	1,030	996
	West Jefferson Industrial Development Board Industrial Revenue (Alabama Power Company Project)	3.650%	6/1/28	7,825	7,652
					2,354,933
Alaska (0.2%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/30	2,500	2,712
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/33	8,430	9,091
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/34	3,000	3,225
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/36	250	267
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	2.350%	12/1/39	2,000	1,496
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.000%	6/1/54	4,170	4,493
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project)	5.000%	12/1/28	1,400	1,506
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project)	5.000%	6/1/29	1,100	1,191
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project)	4.000%	12/1/29	2,000	2,060
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project)	4.000%	6/1/30	1,120	1,154
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project)	5.000%	12/1/30	900	991
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project)	5.000%	12/1/31	1,125	1,251
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project)	5.000%	6/1/32	920	1,017
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project)	5.000%	12/1/32	940	1,040
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project)	5.000%	6/1/33	870	959
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project)	5.000%	12/1/33	955	1,054
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project)	5.000%	12/1/34	1,335	1,461
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project)	4.000%	6/1/37	1,750	1,773
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/28	500	509
	Alaska International Airports System Port, Airport & Marina Revenue	4.000%	10/1/31	1,300	1,358
	Alaska International Airports System Port, Airport & Marina Revenue	4.000%	10/1/32	1,375	1,435
	Alaska International Airports System Port, Airport & Marina Revenue	4.000%	10/1/33	1,185	1,237
	Alaska International Airports System Port, Airport & Marina Revenue	4.000%	10/1/34	1,000	1,042
	Alaska International Airports System Port, Airport & Marina Revenue	4.000%	10/1/35	850	883
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/37	3,080	3,337
	Anchorage AK Electric Power & Light Revenue, Prere.	5.000%	12/1/24	2,350	2,367
	Anchorage AK Electric Power & Light Revenue, Prere.	5.000%	12/1/24	4,500	4,533
	Anchorage AK Wastewater Sewer Revenue	5.000%	5/1/30	1,590	1,665
	Anchorage AK Wastewater Sewer Revenue	5.000%	5/1/31	2,000	2,092
	Anchorage AK Water Revenue	5.000%	5/1/30	2,095	2,188
	Anchorage AK Water Revenue	5.000%	5/1/31	1,570	1,638
	Anchorage AK Water Revenue	5.000%	5/1/34	4,000	4,153
	Anchorage AK Water Revenue	5.000%	5/1/35	4,000	4,151

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Anchorage AK Water Revenue	5.000%	5/1/36	3,470	3,595
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/31	15,000	15,200
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/32	5,000	5,066
	Municipality of Anchorage AK GO	4.000%	9/1/33	725	765
	Municipality of Anchorage AK GO	4.000%	9/1/35	1,250	1,304
	Municipality of Anchorage AK GO	4.000%	9/1/38	2,000	2,022
	Municipality of Anchorage AK GO	4.000%	9/1/39	2,000	2,018
	Municipality of Anchorage AK GO	4.000%	9/1/41	1,000	998
	North Slope Borough AK GO	5.000%	6/30/27	900	949
	North Slope Borough AK GO	5.000%	6/30/28	1,945	2,089
	North Slope Borough AK GO	5.000%	6/30/30	1,140	1,261
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	1,000	1,083
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	795	868
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,570	2,803
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/33	1,960	2,136
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/34	1,800	1,842
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/35	2,500	2,545
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/36	3,200	3,233
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/37	1,500	1,503
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/38	2,500	2,479
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/39	1,115	1,096
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/40	3,250	3,182
					127,366
Arizona (1.6%)
[4]	Arizona Board of Regents Lottery Revenue	5.000%	8/1/44	2,300	2,513
[4]	Arizona Board of Regents Lottery Revenue	5.000%	8/1/45	3,000	3,261
	Arizona COP, ETM	5.000%	10/1/26	10,590	11,009
	Arizona COP, ETM	5.000%	10/1/27	13,400	14,205
	Arizona COP, ETM	5.000%	10/1/28	11,330	12,246
	Arizona COP, ETM	5.000%	10/1/29	17,350	19,098
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/30	4,375	4,520
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/32	14,000	14,445
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/33	7,845	8,094
[5,6]	Arizona Distribution Intergovernmental Agreement Revenue	5.500%	7/1/42	4,000	4,878
[7]	Arizona Distribution Intergovernmental Agreement Revenue	5.500%	7/1/42	11,000	13,415
[7]	Arizona Distribution Intergovernmental Agreement Revenue	5.500%	7/1/43	10,945	13,171
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	3,925	3,950
[8,9]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.970%	5/2/24	5,510	5,510
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/28	8,000	8,427
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/29	3,005	3,051
[8]	Arizona IDA Charter School Aid Revenue	4.000%	7/15/30	500	480
[8]	Arizona IDA Charter School Aid Revenue	4.000%	7/15/30	755	733
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/30	1,250	1,275
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/31	850	930
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/32	710	777
[8]	Arizona IDA Charter School Aid Revenue	4.500%	7/1/33	515	511
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/33	1,000	1,093
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/34	1,050	1,146
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/35	935	1,013
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/36	1,115	1,116
[8]	Arizona IDA Charter School Aid Revenue	5.000%	7/1/38	300	298
[8]	Arizona IDA Charter School Aid Revenue	5.750%	7/15/38	2,060	2,096
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/38	600	586
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/38	950	1,021
[8]	Arizona IDA Charter School Aid Revenue	5.000%	7/1/39	1,000	986
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/39	840	817
[8]	Arizona IDA Charter School Aid Revenue	5.000%	7/15/40	830	805
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/40	855	821
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/40	1,305	1,390
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/41	855	906
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/42	1,800	1,900
[8]	Arizona IDA Charter School Aid Revenue	5.250%	7/1/43	275	272
[8]	Arizona IDA Charter School Aid Revenue (Cadence Campus Project)	4.000%	7/15/30	530	515
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/29	125	132
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/30	130	138
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/31	125	134
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/32	725	678

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/33	750	694
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/34	770	704
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/35	800	724
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/36	820	729
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/38	880	746
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/39	905	751
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/40	1,865	1,520
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/41	1,930	1,549
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/27	325	330
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/28	170	173
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/29	160	163
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/30	190	194
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/31	200	204
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/32	210	214
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/33	220	224
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	4.000%	7/1/34	230	224
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	4.000%	7/1/35	240	233
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	4.000%	7/1/36	665	638
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	4.000%	7/1/41	1,390	1,246
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/27	55	56
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/28	60	62
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/29	65	68
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/30	70	73
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/31	70	74
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/32	325	342
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/33	315	331
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	4.000%	7/1/34	335	327
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	4.000%	7/1/35	1,100	1,067
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	4.000%	7/1/36	310	297
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/41	495	444
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	420	449
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	325	351
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	200	215
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	300	322
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	420	450
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/35	225	224
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/36	355	351
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/37	1,235	1,214
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/38	445	432
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/39	1,215	1,167
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	1,145	1,093
	Arizona IDA Health, Hospital, Nursing Home Revenue	3.000%	2/1/41	900	739
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/28	3,300	3,505
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/28	1,635	1,745
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/29	1,410	1,525
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/29	2,450	2,661
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/29	3,530	3,849
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/29	2,610	2,858
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/30	2,000	2,198
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/30	2,780	3,068
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/30	2,865	3,173
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/31	1,785	1,981
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/31	3,125	3,479
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/31	3,715	4,149
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/31	5,235	5,865
[8,9]	Arizona IDA Local or Guaranteed Housing Local or Guaranteed Revenue TOB VRDO	3.920%	5/1/24	18,300	18,300
[2]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/27	400	417
[2]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/28	325	345
[2]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/29	700	754
[2]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/31	325	348
[2]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/32	325	348
[2]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/33	350	375
[2]	Arizona IDA Local or Guaranteed Housing Revenue	4.000%	6/1/34	250	255
[2]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/35	530	565
[2]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/36	555	588
[2]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/37	775	816
[2]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/38	650	681

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Arizona IDA Local or Guaranteed Housing Revenue	4.000%	6/1/39	500	495
	Arizona IDA Local or Guaranteed Housing Revenue (Hacienda Del Rio Project)	4.500%	6/1/41	4,000	3,986
[8]	Arizona IDA Multi Family Housing Revenue TOB VRDO	3.920%	5/1/24	20,200	20,200
[8,10]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.250%	7/1/24	1,505	90
[8,10]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.375%	7/1/25	4,955	297
[8,10]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.500%	7/1/26	2,605	156
[8,10]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.625%	7/1/27	7,000	420
[8,10]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/28	8,130	488
[8,10]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/30	6,000	360
[8,10]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	5.500%	7/1/31	985	59
	Arizona Lottery Revenue, ETM	5.000%	7/1/26	6,390	6,605
	Arizona Lottery Revenue, ETM	5.000%	7/1/27	7,000	7,373
	Arizona Lottery Revenue, ETM	5.000%	7/1/28	5,500	5,906
[2]	Arizona Sports & Tourism Authority Miscellaneous Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/29	10,000	10,690
[2]	Arizona Sports & Tourism Authority Miscellaneous Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/30	2,465	2,670
[2]	Arizona Sports & Tourism Authority Miscellaneous Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/31	6,620	7,228
	Arizona State University College & University Revenue	5.000%	7/1/26	810	839
	Arizona State University College & University Revenue	5.000%	7/1/28	3,660	3,722
	Arizona State University College & University Revenue	5.000%	7/1/28	1,860	1,892
	Arizona State University College & University Revenue	5.000%	7/1/28	840	883
	Arizona State University College & University Revenue	5.000%	7/1/30	715	717
	Arizona State University College & University Revenue	5.000%	7/1/31	725	736
	Arizona State University College & University Revenue	5.000%	7/1/32	895	908
	Arizona State University College & University Revenue	5.000%	7/1/33	700	710
	Arizona State University College & University Revenue	5.000%	7/1/33	750	752
	Arizona State University College & University Revenue	5.000%	7/1/34	1,000	1,014
	Arizona State University College & University Revenue	5.000%	7/1/34	750	752
	Arizona State University College & University Revenue	5.000%	7/1/34	1,250	1,314
	Arizona State University College & University Revenue	5.000%	7/1/35	605	613
	Arizona State University College & University Revenue	5.000%	7/1/35	750	752
	Arizona State University College & University Revenue	5.000%	7/1/35	1,280	1,343
	Arizona State University College & University Revenue	5.000%	7/1/36	1,000	1,003
	Arizona State University College & University Revenue	5.000%	7/1/37	1,500	1,562
	Arizona State University College & University Revenue	5.000%	7/1/43	3,000	3,163
	Bullhead AZ Excise Taxes Sales Tax Revenue	1.650%	7/1/30	860	739
	Bullhead AZ Excise Taxes Sales Tax Revenue	1.700%	7/1/31	450	379
	Bullhead AZ Excise Taxes Sales Tax Revenue	2.100%	7/1/36	5,125	4,044
	Bullhead AZ Excise Taxes Sales Tax Revenue	2.300%	7/1/41	8,000	5,664
	Chandler AZ GO	5.000%	7/1/25	15,625	15,907
	Chandler AZ GO	5.000%	7/1/26	10,725	11,109
	Chandler AZ GO	5.000%	7/1/27	5,800	6,128
	Chandler AZ GO	5.000%	7/1/28	8,800	9,487
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/28	17,820	17,903
	Coconino County Pollution Control Corp. Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/26	380	376
[8]	Deutsche Bank Spears/Lifers Trust Local or Guaranteed Housing Revenue TOB VRDO	4.150%	5/1/24	8,380	8,380
[8,9]	Deutsche Bank Spears/Lifers Trust Local or Guaranteed Housing Revenue TOB VRDO	4.150%	5/1/24	30,545	30,545
	Gilbert Water Resource Municipal Property Corp. Water Revenue	4.000%	7/15/42	19,000	19,081
	Glendale AZ Excise Sales Tax Revenue	5.000%	7/1/27	3,495	3,687
	Glendale AZ Excise Sales Tax Revenue	5.000%	7/1/29	2,500	2,628
	Glendale AZ GO	4.000%	7/1/41	1,920	1,917
	Glendale AZ GO	4.000%	7/1/42	2,000	1,984
	Glendale AZ Sales Tax Revenue	5.000%	7/1/30	8,745	8,874
	Glendale AZ Sales Tax Revenue	5.000%	7/1/31	6,415	6,505
	Goodyear Public Improvement Corp. Sales Tax Revenue	4.000%	7/1/30	1,775	1,800
	Goodyear Public Improvement Corp. Sales Tax Revenue	4.000%	7/1/31	1,500	1,517
	La Paz County IDA Charter School Aid Revenue	5.000%	2/15/28	255	258
	La Paz County IDA Charter School Aid Revenue	5.000%	2/15/38	600	598
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/29	110	112
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/30	150	153
	Marana AZ Pledged Excise Sales Tax Revenue	5.000%	7/1/34	400	430
	Marana AZ Pledged Excise Sales Tax Revenue	5.000%	7/1/35	250	268
	Marana AZ Pledged Excise Sales Tax Revenue	5.000%	7/1/36	200	214
	Marana AZ Pledged Excise Sales Tax Revenue	5.000%	7/1/38	250	264
	Marana AZ Pledged Excise Sales Tax Revenue	5.000%	7/1/39	225	236
	Maricopa County Elementary School District No. 14 Creighton GO	3.000%	7/1/30	2,150	2,121
	Maricopa County Elementary School District No. 14 Creighton GO	3.000%	7/1/33	2,310	2,175
	Maricopa County High School District No. 214 Tolleson Union High School GO	4.000%	7/1/35	1,700	1,752

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/34	500	498
	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/35	1,100	1,104
	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/39	750	771
[8]	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/39	2,500	2,463
	Maricopa County IDA Charter School Aid Revenue (legacy Traditional Schools Project)	4.000%	7/1/40	5,575	5,149
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	8,050	8,390
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	10,000	10,621
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/32	12,020	12,127
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	9,045	9,372
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	1,035	1,093
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	7,510	7,766
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	1,120	1,182
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	1,000	1,053
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	2,240	2,348
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	800	854
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/37	695	694
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	2,520	2,628
[4]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	2,730	2,954
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/38	1,615	1,657
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	3.000%	9/1/39	875	733
[4]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	1,360	1,463
[4]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	2,645	2,817
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/41	5,000	5,129
[4]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	2,400	2,542
[4]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	1,880	1,980
[4]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/43	2,150	2,254
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	3,460	3,544
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/28	8,590	9,030
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/30	19,065	20,684
	Maricopa County Pollution Control Corp. Industrial Revenue	2.400%	6/1/35	6,500	5,186
	Maricopa County Pollution Control Corp. Industrial Revenue	2.400%	6/1/35	9,930	7,922
	Maricopa County School District No. 83-Cartwright Elementary Lease (Appropriation) Revenue	3.000%	10/1/39	14,905	11,952
	Maricopa County Special Health Care District GO	5.000%	7/1/28	1,800	1,933
	Maricopa County Unified School District No. 48 Scottsdale GO	4.000%	7/1/29	1,625	1,662
	Maricopa County Unified School District No. 48 Scottsdale GO	4.000%	7/1/30	1,425	1,460
	Maricopa County Unified School District No. 48 Scottsdale GO	4.000%	7/1/31	2,010	2,052
	Maricopa County Unified School District No. 80 Chandler (School Improvement Project) GO	5.000%	7/1/29	875	920
	Maricopa County Union High School District No. 210-Phoenix (School Improvement Project) GO	5.000%	7/1/35	1,635	1,711
	Maricopa County Union High School District No. 210-Phoenix (School Improvement Project) GO	5.000%	7/1/36	2,500	2,612
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/24	1,625	1,627
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/34	2,900	2,986
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/35	3,110	3,200
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/36	3,800	3,902
	Mesa AZ Excise Tax Sales Tax Revenue	3.000%	7/1/36	375	340
	Mesa AZ Excise Tax Sales Tax Revenue	3.000%	7/1/38	325	282
	Mesa AZ Excise Tax Sales Tax Revenue	3.000%	7/1/39	500	427
	Mesa AZ GO	5.000%	7/1/28	2,690	2,899
	Mesa AZ GO	5.000%	7/1/29	2,825	3,103
	Mesa AZ GO	5.000%	7/1/39	2,500	2,800
	Mesa AZ GO	5.000%	7/1/40	4,835	5,379
	Mesa AZ Utility System Intergovernmental Agreement Revenue	5.000%	7/1/43	4,565	4,922
	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/42	4,000	4,179
	Mesa AZ Utility System Water Revenue	3.000%	7/1/44	1,665	1,307
[2]	Northern Arizona University College & University Revenue	5.000%	6/1/36	3,335	3,622
[2]	Northern Arizona University College & University Revenue	5.000%	6/1/37	3,275	3,529
	Phoenix AZ GO	5.000%	7/1/32	1,250	1,435
[8]	Phoenix City IDA Charter School Aid Revenue	5.000%	7/1/36	7,540	7,571
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/26	1,790	1,852
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/28	6,440	6,588
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/30	3,895	4,113
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/31	12,550	13,233
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/31	1,870	1,929
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/31	6,000	6,197
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/32	1,625	1,712
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/32	5,120	5,275
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/32	13,160	13,590
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/32	2,000	2,145

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/33	4,500	4,740
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/33	3,275	3,374
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/33	11,565	11,931
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/33	6,845	6,956
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/33	3,500	3,742
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/34	8,520	8,775
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/34	12,815	13,218
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/35	2,000	2,101
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/35	24,550	25,756
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/35	10,000	10,306
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/36	4,190	4,389
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/36	10,035	10,497
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/36	8,750	9,008
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/37	3,185	3,323
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/37	20,065	20,935
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/37	8,715	8,956
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/38	4,000	4,160
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/39	10,090	10,333
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/39	2,750	3,069
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/40	2,500	2,517
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/40	2,500	2,771
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/41	1,600	1,679
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/42	1,650	1,725
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/44	13,465	14,335
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/36	1,040	1,148
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/37	370	377
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/39	250	252
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/40	365	366
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/26	250	252
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/29	700	716
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/31	700	716
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/33	300	306
	Pima County AZ Community College District College & University Revenue	5.000%	7/1/32	650	699
	Pima County AZ Community College District College & University Revenue	5.000%	7/1/33	765	821
	Pima County AZ Community College District College & University Revenue	5.000%	7/1/34	1,245	1,336
[8]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/30	380	368
[8]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/30	1,510	1,461
[8]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/31	395	379
[8]	Pima County IDA Charter School Aid Revenue	5.000%	6/15/34	2,470	2,479
[8]	Pima County IDA Charter School Aid Revenue	5.000%	6/15/39	1,310	1,276
[8]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/41	1,985	1,678
[8]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/41	1,000	845
	Pima County IDA Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	1,400	1,349
	Pima County IDA Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	1,375	1,320
	Pima County IDA Health, Hospital, Nursing Home Revenue	4.000%	4/1/41	2,530	2,421
[1]	Pima County Unified School District No. 1 Tucson (Project of 2023) GO	5.000%	7/1/39	800	889
[1]	Pima County Unified School District No. 1 Tucson (Project of 2023) GO	5.000%	7/1/40	1,125	1,238
[1]	Pima County Unified School District No. 1 Tucson (Project of 2023) GO	5.000%	7/1/41	1,000	1,095
[1]	Pima County Unified School District No. 1 Tucson (Project of 2023) GO	5.000%	7/1/42	1,200	1,309
[1]	Pima County Unified School District No. 1 Tucson (Project of 2023) GO	5.000%	7/1/43	1,200	1,303
	Queen Creek AZ Excise Tax Sales Tax Revenue	4.000%	8/1/45	1,130	1,096
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/34	5,040	5,243
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/34	23,970	24,294
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/35	25,020	25,353
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/36	14,435	14,976
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/38	12,445	12,819
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/29	755	805
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	4.000%	1/1/39	5,280	5,348
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/43	8,130	8,856
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/43	4,250	4,687
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/44	6,000	6,570
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/24	4,510	4,531
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/25	19,125	19,442

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/26	7,790	8,004
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/28	270	281
	Salt Verde Financial Corp. Natural Gas Revenue	5.000%	12/1/37	22,535	23,944
[8]	Sierra Vista IDA Charter School Aid Revenue	5.250%	6/15/38	4,845	4,862
[8]	Sierra Vista IDA Charter School Aid Revenue	5.250%	6/15/42	4,460	4,409
	Tucson AZ Water System Water Revenue	5.000%	7/1/28	1,765	1,859
	Tucson AZ Water System Water Revenue	5.000%	7/1/29	1,750	1,839
	University of Arizona College & University Revenue	5.000%	6/1/30	2,085	2,114
	University of Arizona College & University Revenue	5.000%	6/1/32	1,100	1,115
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,245	1,287
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	1,020	1,045
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	1,260	1,262
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,250	1,253
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,010	1,012
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.250%	8/1/32	1,500	1,505
					1,181,811
Arkansas (0.1%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	1,450	1,519
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,810	1,916
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,500	1,605
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,500	1,563
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	3,885	4,039
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	2,200	2,283
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,085	1,158
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	2,200	2,277
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	2,300	2,371
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	1,850	1,893
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	1,400	1,420
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/38	1,250	1,259
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	1,085	1,062
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/39	1,405	1,409
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/40	1,100	1,091
	Arkansas Development Finance Authority Water Revenue	5.000%	6/1/27	1,250	1,316
	Arkansas Development Finance Authority Water Revenue	5.000%	6/1/28	1,500	1,612
	Arkansas Development Finance Authority Water Revenue	5.000%	6/1/29	1,500	1,643
	Bentonville AR Sales & Use Tax Sales Tax Revenue	1.050%	11/1/46	60	60
	El Dorado Special School District No. 15 GO	5.000%	2/1/37	2,010	2,118
	El Dorado Special School District No. 15 GO	5.000%	2/1/38	2,110	2,212
	El Dorado Special School District No. 15 GO	5.000%	2/1/39	2,215	2,312
	El Dorado Special School District No. 15 GO	5.000%	2/1/40	2,325	2,422
	El Dorado Special School District No. 15 GO	5.000%	2/1/41	2,440	2,538
	El Dorado Special School District No. 15 GO	5.000%	2/1/42	2,565	2,663
[1]	Little Rock School District GO	2.000%	2/1/39	8,420	5,803
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	200	207
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	185	194
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	3,000	3,090
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/33	3,305	3,404
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/34	2,815	2,897
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/39	1,000	1,080
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/29	2,735	2,766
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/30	3,280	3,313
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/31	1,535	1,548
	Rogers School District No. 30 GO	3.000%	2/1/31	1,960	1,886
	Springdale School District No. 50 GO	3.000%	6/1/32	3,415	3,208
	University of Arkansas College & University Revenue	5.000%	11/1/25	570	583
	University of Arkansas College & University Revenue	5.000%	11/1/26	600	624
	University of Arkansas College & University Revenue	5.000%	4/1/35	1,335	1,499
	University of Arkansas College & University Revenue	5.000%	4/1/37	1,930	2,135
	University of Arkansas College & University Revenue, Prere.	5.000%	5/1/24	2,205	2,205
	University of Arkansas College & University Revenue, Prere.	5.000%	5/1/24	3,210	3,210
	University of Arkansas College & University Revenue, Prere.	5.000%	5/1/24	3,355	3,355
					88,768
California (8.4%)
[1]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/26	1,965	2,047
[1]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/27	2,340	2,489
[1]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/33	750	798

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/34	600	638
[11]	Acalanes Union High School District GO, 6.350% coupon rate effective 8/1/24	0.000%	8/1/39	5,000	5,636
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/34	6,510	6,642
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	750	774
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	11,875	12,070
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/29	6,500	6,950
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	3,700	3,949
	Antelope Valley Community College District GO	0.000%	8/1/34	1,200	824
	Antelope Valley Community College District GO	0.000%	8/1/36	1,000	608
	Antelope Valley Community College District GO	0.000%	8/1/37	1,150	656
[2,11]	Bakersfield City School District GO, 5.750% coupon rate effective 5/1/33	0.000%	5/1/37	1,700	1,267
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/31	4,680	4,774
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/34	25,300	25,638
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/35	40,140	40,582
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/38	15,000	14,952
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	64,500	63,288
	Bay Area Toll Authority Highway Revenue PUT	2.850%	4/1/25	18,660	18,429
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/26	54,000	52,490
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/26	34,280	33,469
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	19,535	17,948
	Beverly Hills Unified School District CA GO	0.000%	8/1/28	5,000	4,389
	Beverly Hills Unified School District CA GO	0.000%	8/1/29	7,950	6,775
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/31	7,410	8,298
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	3/1/30	4,180	4,352
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	3/1/31	4,395	4,635
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/27	56,765	56,628
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/29	96,990	101,663
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/30	55,180	59,825
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	3/1/31	131,445	138,420
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	4/1/32	96,000	101,499
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/28	64,300	64,067
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/28	132,455	140,605
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	8/1/29	27,420	28,715
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.250%	4/1/30	70,000	74,487
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/31	66,760	65,960
[8]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/50	10,300	7,177
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	600	639
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/30	500	548
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/35	1,800	1,859
	California Educational Facilities Authority College & University Revenue	5.000%	11/1/29	3,000	3,065
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/30	1,945	2,083
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/31	2,475	2,666
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/32	2,605	2,817
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/33	1,375	1,494
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/35	1,020	1,100
[7]	California Educational Facilities Authority College & University Revenue	0.000%	10/1/37	3,000	1,727
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	7,685	9,029
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	9,205	10,815
	California GO	5.000%	4/1/26	25,605	26,429
	California GO	5.000%	9/1/26	5,355	5,563
	California GO	5.000%	10/1/26	10,000	10,405
	California GO	5.000%	4/1/27	42,620	44,776
	California GO	5.000%	4/1/27	13,085	13,747
	California GO	3.500%	8/1/27	21,000	21,171
	California GO	5.000%	10/1/27	1,025	1,088
	California GO	5.000%	10/1/27	24,000	25,465
	California GO	5.000%	4/1/28	13,190	14,117
	California GO	5.000%	9/1/28	10,000	10,787
	California GO	5.000%	10/1/28	5,350	5,780
	California GO	5.000%	11/1/28	7,770	8,262
	California GO	5.000%	12/1/28	9,635	10,441
	California GO	5.000%	4/1/29	6,575	7,176
	California GO	5.000%	4/1/29	15,215	16,605
	California GO	5.000%	9/1/29	7,030	7,309
	California GO	5.000%	9/1/29	10,000	10,995
	California GO	5.000%	9/1/29	47,945	52,716
	California GO	5.000%	10/1/29	10,000	10,031

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	10/1/29	10,000	11,011
	California GO	5.000%	10/1/29	16,900	18,609
	California GO	5.000%	11/1/29	5,000	5,514
	California GO	5.000%	4/1/30	6,320	7,025
	California GO	5.000%	4/1/30	1,700	1,890
	California GO	5.000%	5/1/30	30,000	30,055
	California GO	4.000%	8/1/30	12,400	12,522
	California GO	5.000%	8/1/30	15,000	15,574
	California GO	5.000%	9/1/30	5,000	5,595
	California GO	5.000%	9/1/30	29,910	33,467
	California GO	5.000%	10/1/30	1,485	1,664
	California GO	5.000%	10/1/30	3,275	3,669
	California GO	5.000%	11/1/30	10,000	11,219
	California GO	3.500%	12/1/30	7,500	7,462
	California GO	5.000%	4/1/31	10,640	12,020
	California GO	5.000%	9/1/31	32,920	37,416
	California GO	5.000%	10/1/31	24,000	24,075
	California GO	5.000%	10/1/31	3,645	4,148
	California GO	5.000%	11/1/31	10,000	10,619
	California GO	5.000%	4/1/32	26,035	28,445
	California GO	5.000%	4/1/32	5,855	6,710
[1]	California GO	5.250%	8/1/32	5,560	6,404
	California GO	5.000%	9/1/32	5,500	6,339
	California GO	4.000%	11/1/32	4,805	4,924
	California GO	5.000%	4/1/33	12,000	13,083
	California GO	4.000%	8/1/33	26,000	26,165
	California GO	5.000%	8/1/33	14,000	14,501
	California GO	4.000%	9/1/33	26,050	26,221
	California GO	3.000%	10/1/33	9,000	8,810
	California GO	5.000%	10/1/33	6,000	6,019
	California GO	3.000%	11/1/33	2,620	2,566
	California GO	5.000%	3/1/34	1,000	1,109
	California GO	4.000%	8/1/34	5,030	5,061
	California GO	5.000%	8/1/34	4,190	4,339
	California GO	5.000%	9/1/34	1,655	1,716
	California GO	3.000%	10/1/34	21,275	20,758
	California GO	5.000%	10/1/34	10,000	10,031
	California GO	3.000%	11/1/34	3,200	3,124
	California GO	5.000%	11/1/34	7,770	8,696
	California GO	5.000%	11/1/34	2,590	2,899
	California GO	5.000%	12/1/34	1,550	1,601
	California GO	5.000%	4/1/35	6,435	6,994
	California GO	5.000%	4/1/35	7,060	7,612
	California GO	5.000%	8/1/35	5,000	5,088
	California GO	4.000%	9/1/35	10,000	10,052
	California GO	5.000%	9/1/35	3,115	3,560
	California GO	3.000%	10/1/35	61,285	58,409
	California GO	5.000%	10/1/35	2,500	2,877
	California GO	3.000%	11/1/35	2,300	2,206
	California GO	4.000%	11/1/35	2,090	2,194
	California GO	5.000%	11/1/35	22,035	24,536
	California GO	4.000%	3/1/36	9,680	10,036
	California GO	5.000%	9/1/36	2,000	2,068
	California GO	5.000%	9/1/36	11,555	13,267
	California GO	5.000%	9/1/36	4,875	5,630
	California GO	3.000%	10/1/36	6,015	5,630
	California GO	4.000%	10/1/36	2,590	2,699
	California GO	5.000%	10/1/36	2,145	2,448
	California GO	5.000%	12/1/36	1,000	1,107
	California GO	3.000%	10/1/37	6,800	6,229
	California GO	5.000%	10/1/37	6,930	7,706
	California GO	5.000%	11/1/37	8,660	9,746
	California GO	4.000%	3/1/38	4,930	5,048
	California GO	5.000%	9/1/39	6,750	7,652
	California GO	4.000%	10/1/39	2,415	2,468
	California GO	5.000%	10/1/39	2,250	2,527
	California GO	4.000%	11/1/40	1,825	1,845

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	9/1/41	10,000	11,160
	California GO	4.000%	10/1/41	20,760	20,898
	California GO	4.000%	4/1/42	5,000	5,013
	California GO	5.000%	4/1/42	4,300	4,470
	California GO	5.000%	9/1/42	12,540	13,763
	California GO	4.000%	10/1/42	5,000	5,014
	California GO	5.000%	10/1/42	43,365	46,011
	California GO	5.000%	10/1/42	10,000	11,033
	California GO	5.000%	9/1/43	45,500	50,233
	California GO	5.000%	9/1/43	13,000	14,413
	California GO	5.000%	9/1/44	10,500	11,586
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	2,475	2,488
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,750	1,863
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	3,000	3,189
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	2,050	2,176
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	2,320	2,455
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	4,030	4,263
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	5,000	5,340
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	2,250	2,380
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	3,400	3,592
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	2,125	2,245
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/36	2,500	2,260
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	1,660	1,655
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	2,000	2,091
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	32,840	32,915
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	6,395	6,658
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	1,865	1,808
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	5,110	5,142
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	1,250	1,375
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	1,500	1,630
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/44	2,000	2,156
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	43,150	43,568
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	32,875	35,890
	California Health Facilities Financing Authority Revenue	5.000%	7/1/31	5,000	5,453
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/33	25,309	25,196
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	1/15/35	7,172	7,022
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/35	83,783	80,851
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/35	42,757	39,506
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/36	55,129	49,993
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.375%	9/20/36	8,945	8,582
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	3.000%	10/1/26	3,000	2,948
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	5.000%	10/1/26	68,000	70,498
	California Infrastructure & Economic Development Bank Recreational Revenue PUT	1.200%	6/1/28	24,100	21,174
[3]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.470%	12/1/50	3,600	3,585
	California Municipal Finance Authority Electric Power & Light Revenue	5.000%	10/1/35	1,755	1,802
[8]	California Municipal Finance Authority Multi Family Housing Local or Guaranteed Revenue TOB VRDO	4.100%	5/1/24	13,870	13,870
[8]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	2.375%	11/15/28	1,315	1,279
[1]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/49	11,240	3,054
[8]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/41	3,985	3,443
	California State Public Works Board Intergovernmental Agreement Revenue	5.000%	10/1/24	900	905
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/27	1,350	1,413
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/28	3,850	4,104
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/29	9,860	10,718
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/29	6,250	6,855
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/30	3,355	3,749
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/35	6,585	7,010
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/36	10,230	11,424
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/41	1,000	1,111
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/42	1,500	1,656
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/43	1,000	1,100
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/44	1,000	1,097
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/27	6,550	6,971
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/31	10,000	11,359
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/36	13,340	14,898
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/37	1,690	1,753
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/38	2,430	2,496

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State University College & University Revenue	5.000%	11/1/28	3,570	3,699
	California State University College & University Revenue	5.000%	11/1/30	8,400	8,880
	California State University College & University Revenue	5.000%	11/1/31	5,955	6,294
	California State University College & University Revenue	5.000%	11/1/33	8,010	8,464
	California State University College & University Revenue	4.000%	11/1/34	2,000	2,020
	California State University College & University Revenue	5.000%	11/1/34	10,270	10,848
	California State University College & University Revenue	5.000%	11/1/35	12,825	13,531
	California State University College & University Revenue	5.000%	11/1/36	12,660	13,324
	California State University College & University Revenue	5.000%	11/1/36	7,165	7,889
	California State University College & University Revenue	5.000%	11/1/39	2,000	2,283
	California State University College & University Revenue	5.000%	11/1/40	4,000	4,519
	California State University College & University Revenue	3.000%	11/1/41	1,585	1,349
	California State University College & University Revenue	5.000%	11/1/41	12,445	12,748
	California State University College & University Revenue	5.000%	11/1/41	1,060	1,191
	California State University College & University Revenue	5.000%	11/1/42	1,000	1,119
	California State University College & University Revenue	5.000%	11/1/43	1,000	1,111
	California State University College & University Revenue PUT	3.125%	11/1/26	4,000	3,964
	California State University College & University Revenue, Prere.	5.000%	11/1/24	21,250	21,402
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/37	4,840	4,421
	California Statewide Communities Development Authority Electric Power & Light Revenue	1.750%	9/1/29	10,985	9,450
[8]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	5,925	6,023
[8]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	2,000	2,035
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/29	5,000	5,038
[8]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	3,500	3,563
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	1,000	1,076
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	950	1,020
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	3,000	3,059
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	2,000	2,183
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	21,725	23,717
	California Statewide Communities Development Authority Industrial Revenue	4.500%	11/1/33	3,725	3,952
	California Statewide Communities Development Authority Industrial Revenue	4.500%	11/1/33	4,225	4,483
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	1,000	1,007
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	1,000	1,017
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	1,000	1,021
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/30	2,000	2,047
[8]	California Statewide Communities Development Authority Multi-Family Housing Revenue TOB VRDO	4.100%	5/1/24	11,245	11,245
	Cerritos Community College District GO	0.000%	8/1/28	1,000	869
	Cerritos Community College District GO	0.000%	8/1/30	1,850	1,506
	Cerritos Community College District GO	0.000%	8/1/31	1,000	786
	Chabot-Las Positas Community College District GO	3.000%	8/1/34	1,395	1,311
	Chabot-Las Positas Community College District GO	3.000%	8/1/35	2,000	1,859
	Chabot-Las Positas Community College District GO	3.000%	8/1/36	1,650	1,500
[1]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/26	800	818
[1]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/27	2,340	2,393
[1]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/29	1,300	1,329
	Chino Valley Unified School District GO	0.000%	8/1/33	1,420	1,015
[1]	Chula Vista Elementary School District COP	2.000%	9/1/33	2,090	1,716
[1]	Chula Vista Elementary School District COP	2.000%	9/1/34	2,155	1,719
[1]	Chula Vista Elementary School District COP	2.000%	9/1/41	2,650	1,752
	Chula Vista Elementary School District GO	4.000%	8/1/43	3,000	3,057
	Chula Vista Elementary School District GO	4.000%	8/1/44	2,095	2,128
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/24	1,130	1,134
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/26	1,255	1,276
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/27	1,320	1,343
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/28	1,380	1,405
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/29	1,445	1,471
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/30	1,400	1,426
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/31	1,600	1,629
[7]	Clovis Unified School District GO	0.000%	8/1/25	2,485	2,378
	Concord CA COP	2.125%	4/1/41	2,275	1,590
[1]	Cotati-Rohnert Park Unified School District GO	5.000%	8/1/40	2,565	2,642
[8]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.650%	12/1/46	26,350	20,044
[8]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.450%	2/1/47	9,155	7,200
[8]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.800%	3/1/47	4,870	3,584
[8]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.500%	5/1/47	5,300	4,277
[8]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	2/1/57	12,500	8,522

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.000%	12/1/50	1,890	1,834
	Desert Sands Unified School District GO	5.000%	8/1/33	1,305	1,387
[8]	Deutsche Bank Spears/Lifers Trust Revenue Local or Guaranteed Housing Revenue TOB VRDO	4.100%	5/1/24	12,300	12,300
[1]	Downey Unified School District GO	2.000%	8/1/38	1,080	776
[1]	Downey Unified School District GO	2.000%	8/1/39	1,005	700
[1]	Downey Unified School District GO	2.000%	8/1/40	2,565	1,742
[1]	Downey Unified School District GO	2.000%	8/1/41	3,120	2,077
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/42	3,000	3,128
	East Side Union High School District GO	2.000%	8/1/33	6,695	5,610
[1]	East Side Union High School District GO	3.000%	8/1/33	6,920	6,524
	East Side Union High School District GO	2.000%	8/1/34	8,120	6,614
[1]	East Side Union High School District GO	3.000%	8/1/34	4,530	4,238
	El Camino Community College District Foundation GO	2.000%	8/1/40	2,500	1,737
	El Segundo Unified School District GO	0.000%	8/1/28	2,705	2,352
	El Segundo Unified School District GO	0.000%	8/1/29	8,655	7,288
	El Segundo Unified School District GO	0.000%	8/1/30	9,160	7,464
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/24	1,000	1,002
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/25	750	761
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/26	1,155	1,181
[2]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/30	1,130	1,158
[2]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/31	1,750	1,792
[2]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/32	1,365	1,396
	Fairfield CA Water Revenue	5.000%	4/1/42	5,000	5,189
[7]	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/24	1,700	1,674
[7]	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/25	2,055	1,953
[7]	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/26	2,985	2,742
[7]	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/28	2,875	2,473
	Foothill-De Anza Community College District GO	3.000%	8/1/34	840	814
	Foothill-De Anza Community College District GO	3.000%	8/1/36	650	611
	Foothill-De Anza Community College District GO	3.000%	8/1/37	1,150	1,053
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	6.125%	1/15/28	20,090	22,085
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	6.200%	1/15/29	2,000	2,262
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/34	3,000	2,118
	Fresno Unified School District GO	3.000%	8/1/36	1,000	908
	Fresno Unified School District GO	3.000%	8/1/36	2,385	2,190
[5]	Gilroy Unified School District GO	0.000%	8/1/32	3,400	2,570
[1]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/26	5,000	4,646
[13]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/27	5,000	4,502
[13]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/28	52,135	45,594
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	10,760	10,956
[1]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	2,575	2,583
[2]	Imperial Community College District GO	0.000%	8/1/30	2,020	1,591
	Imperial Irrigation District Electric System Electric Power & Light Revenue	4.000%	11/1/34	3,735	3,841
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/28	1,025	1,051
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/29	1,000	1,027
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/31	1,190	1,222
[1]	Kern Community College District GO	0.000%	11/1/26	10,210	9,367
	Kern Community College District GO	3.000%	8/1/40	3,030	2,600
[7]	La Mesa-Spring Valley School District GO	0.000%	8/1/25	3,635	3,475
[7]	La Mesa-Spring Valley School District GO	0.000%	8/1/27	1,500	1,341
[7]	La Mesa-Spring Valley School District GO	0.000%	8/1/28	3,170	2,745
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/24	170	170
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/28	235	248
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/40	300	332
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/40	1,000	1,107
[5]	Long Beach Unified School District GO	0.000%	8/1/26	1,475	1,364
[5]	Long Beach Unified School District GO	0.000%	8/1/33	3,145	2,287
	Long Beach Unified School District GO	3.000%	8/1/40	3,090	2,640
	Los Angeles CA Community College District GO	5.000%	8/1/36	8,495	8,823
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	20,000	20,022
	Los Angeles CA Unified School District GO	5.000%	7/1/26	3,250	3,369
	Los Angeles CA Unified School District GO	5.000%	7/1/27	6,250	6,608
	Los Angeles CA Unified School District GO	5.000%	7/1/28	5,000	5,395
	Los Angeles CA Unified School District GO	5.000%	7/1/29	12,520	13,750
	Los Angeles CA Unified School District GO	5.000%	7/1/30	28,080	31,388
	Los Angeles CA Unified School District GO	5.000%	7/1/31	23,000	26,110

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles CA Unified School District GO	5.000%	7/1/32	24,855	28,621
	Los Angeles CA Unified School District GO	5.000%	7/1/33	20,000	23,323
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/34	10,000	10,678
	Los Angeles CA Unified School District GO	5.000%	7/1/34	18,500	21,828
	Los Angeles CA Unified School District GO	3.000%	7/1/35	3,355	3,144
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/35	17,000	18,134
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/36	25,525	27,145
	Los Angeles CA Unified School District GO	4.000%	7/1/37	3,000	3,133
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/37	12,500	13,246
	Los Angeles CA Unified School District GO	4.000%	7/1/38	6,000	6,221
	Los Angeles CA Unified School District GO	4.000%	7/1/38	7,905	8,257
	Los Angeles CA Unified School District GO	4.000%	7/1/39	4,600	4,735
	Los Angeles CA Unified School District GO	4.000%	7/1/40	10,000	10,203
	Los Angeles CA Unified School District GO	4.000%	7/1/40	4,460	4,566
	Los Angeles CA Unified School District GO	4.000%	7/1/41	2,400	2,446
	Los Angeles CA Unified School District GO	5.000%	7/1/41	2,000	2,253
	Los Angeles CA Unified School District GO	5.000%	7/1/43	2,000	2,223
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/31	5,120	5,426
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	3,000	3,175
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	2,000	2,117
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/36	4,000	4,223
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/43	3,000	3,161
[8]	Los Angeles California Multifamily Mortgage Local or Guaranteed Housing Revenue TOB VRDO	4.100%	5/1/24	36,995	36,995
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/28	8,650	8,974
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29	9,290	9,631
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/31	16,000	17,019
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/32	18,870	20,033
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	5,410	5,607
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33	14,815	15,725
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33	18,030	19,585
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	9,500	10,053
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	12,500	13,268
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	16,845	17,865
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	5,035	5,459
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	16,000	16,913
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	20,500	21,579
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/44	12,325	13,405
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/36	8,930	9,321
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/38	1,000	1,030
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/40	5,575	6,178
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/35	2,575	2,714
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/36	2,995	3,140
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/37	7,765	8,067
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/37	4,830	5,018
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	2,725	3,059
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	14,445	14,827
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	2,750	2,994
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	27,000	27,581
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	5,435	5,552
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	6,285	6,459
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	8,800	9,542
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/41	3,000	3,060
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/41	2,000	2,200
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	23,055	24,131
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	36,000	38,698
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	16,270	17,016
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	17,150	18,399
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	11,140	11,626
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	750	795
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	10,500	11,211
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	10,760	11,575
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	2,000	2,287
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	1,015	1,145
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	7,075	7,556
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	6,300	6,945
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	1,615	1,804
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	33,540	36,658

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	1,090	1,220
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	1,340	1,491
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	8,020	8,873
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	8,850	9,655
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	8,315	9,314
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	5,000	5,169
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	6,000	6,629
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	3,690	4,117
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	7,790	8,646
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	1,050	1,165
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/44	2,265	2,504
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/45	4,125	4,546
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	3,000	3,145
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	2,500	2,621
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	2,500	2,619
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	2,750	2,825
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	18,025	19,367
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	21,535	23,029
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	17,720	18,461
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	11,000	11,715
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	14,070	15,698
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	19,965	21,706
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	16,545	18,296
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	1,285	1,332
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	34,465	37,810
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	3.750%	4/1/34	1,000	993
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	7,000	7,302
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	10,000	10,425
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment and Real Project)	5.000%	5/1/26	1,400	1,452
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment and Real Project)	5.000%	5/1/33	2,200	2,608
	Menifee Union School District Public Financing Authority Special Tax Revenue	5.000%	9/1/27	1,000	1,035
[7]	Menifee Union School District Public Financing Authority Special Tax Revenue	5.000%	9/1/31	1,310	1,363
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/40	8,800	9,654
	Midpeninsula Regional Open Space District Field Employees Corp. GO	4.000%	9/1/43	1,000	991
	Milpitas CA Unified School District GO	3.000%	8/1/35	1,000	939
	Milpitas CA Unified School District GO	2.000%	8/1/40	3,130	2,188
	Mount San Antonio Community College District GO	5.875%	8/1/28	3,000	3,328
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/40	3,000	3,031
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	6,000	7,375
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	14,170	17,673
	Northern California Energy Authority Natural Gas Revenue PUT	5.000%	8/1/30	86,680	91,756
[1]	Oak Park Unified School District GO	0.000%	8/1/28	1,050	900
[2]	Oakland Unified School District/Alameda County GO	4.000%	8/1/39	2,525	2,581
[1]	Oakland Unified School District/Alameda County GO	3.000%	8/1/40	9,945	8,199
[2]	Oakland Unified School District/Alameda County GO	4.000%	8/1/40	4,490	4,550
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/36	10,050	11,017
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/37	12,500	13,626
	Palo Alto Unified School District GO	0.000%	8/1/28	20,320	17,793
	Palo Alto Unified School District GO	0.000%	8/1/29	19,530	16,625
[5]	Palomar Health GO	0.000%	8/1/30	7,000	5,481
[5]	Palomar Health GO	0.000%	8/1/32	9,300	6,702
	Palomar Health GO	4.000%	8/1/34	5,725	5,591
[7]	Paramount Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	0.000%	8/1/26	5,000	4,523
	Peralta Community College District GO	5.000%	8/1/28	3,000	3,007
	Perris Public Financing Authority Tax Allocation Revenue	5.000%	10/1/24	1,260	1,266
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/38	1,000	877
	Pleasanton Unified School District GO	4.000%	8/1/40	600	612
	Pleasanton Unified School District GO	4.000%	8/1/41	1,000	1,018
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	6/15/28	2,190	2,249
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	12/15/28	2,190	2,247
	Poway Unified School District GO	0.000%	8/1/29	6,160	5,185
[1]	Poway Unified School District GO	0.000%	8/1/31	10,000	7,885
[2]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/27	1,365	1,401
[2]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/29	2,225	2,287
[2]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/30	1,730	1,778
[2]	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project)	5.000%	9/1/30	2,885	2,959

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project)	5.000%	9/1/32	3,125	3,203
[11]	Rio Hondo Community College District GO, 6.850% coupon rate effective 8/1/24	0.000%	8/1/42	1,000	1,255
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/35	6,260	6,862
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue (Jurupa Valley Redevelopment Project)	5.000%	10/1/30	1,375	1,445
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/25	4,570	4,338
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/26	3,625	3,332
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/27	3,670	3,254
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/28	5,580	4,779
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/29	5,610	4,641
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/37	1,170	1,198
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/38	1,085	1,103
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/39	1,635	1,653
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/40	2,100	2,112
	Riverside County Transportation Commission Highway Revenue, ETM	0.000%	6/1/25	4,220	4,055
	Riverside County Transportation Commission Highway Revenue, ETM	0.000%	6/1/27	2,760	2,485
	Riverside County Transportation Commission Highway Revenue, ETM	0.000%	6/1/28	4,350	3,804
	Riverside County Transportation Commission Highway Revenue, ETM	0.000%	6/1/29	5,465	4,635
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/37	2,600	2,731
	Roseville CA Electric System Intergovernmental Agreement Revenue	4.000%	2/1/36	3,365	3,406
[1]	Roseville Joint Union High School District GO	0.000%	8/1/27	2,915	2,604
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/25	285	286
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/26	355	359
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/28	160	165
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/38	1,680	1,711
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/40	2,000	2,014
[8,9,13]	Sacramento City Financing Authority Lease (Abatement) Revenue TOB VRDO	3.820%	5/2/24	14,365	14,365
[7]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/25	13,125	12,362
[7]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/30	11,000	8,681
	Sacramento County CA Special Tax Revenue	5.000%	9/1/31	5,780	6,035
	Sacramento County CA Special Tax Revenue	5.000%	9/1/33	2,645	2,772
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	8/1/28	1,130	1,158
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/30	7,500	8,300
	San Diego CA Unified School District GO	0.000%	7/1/30	6,915	5,682
	San Diego CA Unified School District GO	0.000%	7/1/36	1,000	641
	San Diego CA Unified School District GO	0.000%	7/1/37	1,000	613
	San Diego CA Unified School District GO	0.000%	7/1/38	5,220	3,040
	San Diego CA Unified School District GO, ETM	0.000%	7/1/30	4,355	3,597
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	4,500	4,972
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	2,150	2,372
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,340	1,479
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,950	2,145
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	1,400	1,536
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	1,375	1,500
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/40	1,860	1,889
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/39	1,000	1,018
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/41	2,090	2,340
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/43	9,655	10,162
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/40	2,750	3,023
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/29	8,570	8,948
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/33	13,435	14,009
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/35	12,100	12,604
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/36	9,255	9,621
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/38	5,000	4,320
	San Francisco CA City & County COP	4.000%	4/1/34	2,550	2,616
	San Francisco CA City & County COP	4.000%	4/1/35	2,650	2,719
	San Francisco CA City & County COP	4.000%	4/1/36	10,000	10,026
	San Francisco CA City & County COP	4.000%	4/1/36	2,755	2,814
	San Francisco CA City & County COP	4.000%	4/1/37	2,865	2,919
	San Francisco CA City & County COP	4.000%	4/1/38	2,980	3,013
	San Francisco CA City & County COP	4.000%	4/1/39	2,100	2,116
	San Francisco CA City & County COP	4.000%	4/1/39	2,000	2,026
	San Francisco CA City & County GO	5.000%	6/15/29	4,350	4,837
	San Francisco CA City & County GO	4.000%	6/15/39	4,115	4,199
	San Francisco CA City & County GO	4.000%	6/15/39	8,130	8,295
	San Francisco CA City & County GO	4.000%	6/15/39	2,945	3,005
	San Francisco CA City & County GO	4.000%	6/15/40	2,280	2,320

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco CA City & County GO	4.000%	6/15/40	3,455	3,516
	San Francisco CA City & County GO	4.000%	6/15/40	3,060	3,114
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/30	1,870	1,935
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/38	1,310	1,392
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/39	7,500	7,901
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/39	3,395	3,923
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/40	1,545	1,770
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/42	1,410	1,594
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/33	10,000	11,039
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/34	14,000	15,409
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/35	10,950	12,021
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/43	19,000	20,918
	San Francisco City & County CA COP	4.000%	4/1/33	12,465	12,494
	San Francisco City & County CA COP	4.000%	4/1/35	10,000	10,026
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/35	3,925	4,220
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/35	2,015	2,166
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/37	9,225	9,843
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/38	1,000	1,143
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/38	1,125	1,286
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/39	1,000	1,140
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/39	1,060	1,208
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/41	1,000	1,123
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/41	1,000	1,123
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/42	1,000	1,118
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/29	12,000	12,406
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, ETM	1.000%	10/1/25	70,000	67,650
	San Francisco Unified School District GO	5.000%	6/15/38	3,135	3,448
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/33	2,580	2,845
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/34	3,000	3,151
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/34	2,485	2,740
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/35	3,110	3,266
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/35	3,170	3,475
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/36	3,565	3,738
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/34	1,000	1,042
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	2,745	2,757
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	3,010	3,023
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	3,095	3,109
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	1,510	1,517
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	3,445	3,460
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	3,840	3,857
[7]	San Jose Unified School District GO	0.000%	8/1/30	3,775	3,082
	San Marcos Unified School District GO	5.000%	8/1/36	3,330	3,522
	San Mateo Foster CA City School District GO	3.000%	8/1/39	555	485
	San Mateo Foster CA City School District GO	3.000%	8/1/39	555	485
	San Mateo Foster CA City School District GO	3.000%	8/1/40	560	480
	San Mateo Foster CA City School District GO	3.000%	8/1/41	500	421
	San Mateo Foster CA City School District GO	3.000%	8/1/41	585	493
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	6/15/29	1,675	1,677
[11]	San Mateo Union High School District GO, 6.700% coupon rate effective 9/1/28	0.000%	9/1/41	3,220	3,251
[13]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/29	3,535	2,946
[13]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/30	3,535	2,836
[13]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/32	3,535	2,618
[7]	Santa Ana Unified School District GO	0.000%	8/1/29	3,315	2,764
[7]	Santa Ana Unified School District GO	0.000%	8/1/30	2,200	1,772
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/36	5,200	4,813
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	5,525	4,857
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	4,385	3,850
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/39	7,440	6,406
	Santa Clara County Financing Authority Lease (Abatement) Revenue	2.125%	5/1/40	13,670	9,708
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/40	8,920	7,550
	Santa Clara County Financing Authority Lease (Abatement) Revenue	2.125%	5/1/41	13,960	9,695
	Santa Clara Unified School District GO	3.000%	7/1/32	25	24
	Santa Clara Unified School District GO	3.000%	7/1/36	6,150	5,615

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Santa Clara Unified School District GO	3.000%	7/1/37	3,590	3,233
	Santa Monica Community College District GO	0.000%	8/1/27	7,065	6,326
	Santa Monica Community College District GO	0.000%	8/1/28	7,295	6,327
	Santa Monica Community College District GO	0.000%	8/1/29	12,640	10,611
[13]	Santa Rosa CA Wastewater Sewer Revenue	0.000%	9/1/27	11,125	9,918
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/35	1,640	1,538
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/38	2,700	2,389
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/39	2,900	2,530
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/40	2,500	2,142
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/41	6,945	5,873
[7]	Simi Valley Unified School District GO	0.000%	6/1/29	6,000	5,047
[1]	Simi Valley Unified School District GO	0.000%	8/1/29	5,000	4,193
[1]	Simi Valley Unified School District GO	0.000%	8/1/30	3,000	2,433
	Sonoma County Junior College District GO	5.000%	8/1/41	3,000	3,079
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects)	5.000%	6/1/37	750	835
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects)	5.000%	6/1/39	1,000	1,104
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	7/1/25	5,000	4,816
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/27	445	460
	Stockton Unified School District COP	5.000%	2/1/34	2,295	2,431
[1]	Stockton Unified School District GO	4.000%	8/1/39	3,365	3,425
[1]	Stockton Unified School District GO	4.000%	8/1/40	2,365	2,392
	Tahoe-Truckee Unified School District GO	5.000%	8/1/31	610	636
	Tahoe-Truckee Unified School District GO	5.000%	8/1/33	1,085	1,131
[7]	Union Elementary School District GO	0.000%	9/1/27	7,295	6,536
[7]	Union Elementary School District GO	0.000%	9/1/28	4,625	4,017
[7]	Union Elementary School District GO	0.000%	9/1/28	6,275	5,451
	University of California College & University Revenue	5.000%	5/15/28	5,550	5,645
	University of California College & University Revenue	5.000%	5/15/32	8,635	9,358
	University of California College & University Revenue	5.000%	5/15/33	5,750	6,225
	University of California College & University Revenue	5.000%	5/15/33	1,500	1,755
	University of California College & University Revenue	4.000%	5/15/34	28,825	29,422
	University of California College & University Revenue	4.000%	5/15/35	5,665	5,755
	University of California College & University Revenue	5.000%	5/15/35	4,900	5,177
	University of California College & University Revenue	5.000%	5/15/36	7,175	7,413
	University of California College & University Revenue	5.000%	5/15/36	9,010	9,686
	University of California College & University Revenue	5.000%	5/15/36	3,000	3,334
	University of California College & University Revenue	5.000%	5/15/36	2,000	2,319
	University of California College & University Revenue	5.000%	5/15/37	2,120	2,440
	University of California College & University Revenue	5.000%	5/15/37	4,500	5,180
	University of California College & University Revenue	5.000%	5/15/38	1,000	1,142
	University of California College & University Revenue	5.000%	5/15/38	10,095	11,525
	University of California College & University Revenue	5.000%	5/15/39	1,150	1,258
	University of California College & University Revenue	5.000%	5/15/39	1,000	1,134
	University of California College & University Revenue	5.000%	5/15/39	5,000	5,668
	University of California College & University Revenue	5.000%	5/15/39	15,000	17,193
	University of California College & University Revenue	5.000%	5/15/40	3,000	3,403
	University of California College & University Revenue	5.000%	5/15/41	8,000	8,662
	University of California College & University Revenue	5.000%	5/15/41	3,175	3,504
	University of California College & University Revenue	5.000%	5/15/41	18,000	20,123
	University of California College & University Revenue	5.000%	5/15/41	4,500	5,080
	University of California College & University Revenue	5.000%	5/15/41	4,620	5,215
	University of California College & University Revenue	5.000%	5/15/42	3,000	3,375
	University of California College & University Revenue	5.000%	5/15/42	1,500	1,687
	University of California College & University Revenue	5.000%	5/15/43	2,000	2,239
	University of California College & University Revenue	5.000%	5/15/43	1,250	1,399
	University of California College & University Revenue (Limited Project)	5.000%	5/15/27	5,100	5,184
	University of California College & University Revenue (Limited Project)	5.000%	5/15/28	12,500	12,709
	University of California College & University Revenue (Limited Project)	5.000%	5/15/29	19,020	19,348
	University of California College & University Revenue (Limited Project)	5.000%	5/15/34	5,625	6,066
	University of California College & University Revenue (Limited Project)	5.000%	5/15/35	6,025	6,490
	University of California College & University Revenue (Limited Project)	4.000%	5/15/37	12,000	12,559
	University of California College & University Revenue (Limited Project)	5.000%	5/15/37	6,640	7,091
	University of California College & University Revenue (Limited Project)	4.000%	5/15/38	12,300	12,771
	University of California College & University Revenue (Limited Project)	5.000%	5/15/38	1,850	1,968
	University of California College & University Revenue (Limited Project)	4.000%	5/15/40	17,905	18,310

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California College & University Revenue (Limited Project)	4.000%	5/15/41	17,130	17,434
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	15,000	16,908
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/39	10,000	11,122
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/43	5,300	5,306
	Ventura County Community College District GO	0.000%	8/1/24	8,150	8,078
	Ventura County Community College District GO	0.000%	8/1/25	8,000	7,656
	Ventura County Community College District GO	0.000%	8/1/26	8,500	7,879
	Ventura County Community College District GO	0.000%	8/1/27	8,500	7,635
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/27	765	795
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/28	655	684
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/39	545	574
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/41	430	450
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/33	6,815	6,942
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/34	7,355	7,491
[7]	West Contra Costa Unified School District GO	0.000%	8/1/28	5,230	4,515
[1,6]	West Contra Costa Unified School District GO	0.000%	8/1/30	13,450	10,846
[7]	West Contra Costa Unified School District GO	0.000%	8/1/31	6,670	5,188
[1,6]	West Contra Costa Unified School District GO	0.000%	8/1/32	18,000	13,485
[5]	West Contra Costa Unified School District GO	0.000%	8/1/32	6,000	4,580
[7]	West Contra Costa Unified School District GO	0.000%	8/1/33	5,030	3,625
[5]	West Contra Costa Unified School District GO	0.000%	8/1/33	2,810	2,068
[7]	West Contra Costa Unified School District GO	0.000%	8/1/34	17,000	11,750
	West Contra Costa Unified School District GO, Prere.	5.000%	8/1/24	2,405	2,413
					6,042,229
Colorado (1.8%)
	Adams & Weld Counties CO School District No. 27J Brighton GO	5.000%	12/1/32	2,300	2,350
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/37	2,295	2,355
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/38	5,480	5,575
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/39	3,645	3,686
	Adams 12 Five Star Schools GO	5.000%	12/15/32	10,000	10,345
	Adams County CO COP	5.000%	12/1/30	600	614
	Adams County CO COP	5.000%	12/1/33	1,040	1,063
	Adams County CO COP	5.000%	12/1/34	790	807
	Arapahoe County School District No. 6 Littleton GO	5.500%	12/1/43	10,000	10,718
[2]	Arista Metropolitan District GO	5.000%	12/1/38	1,500	1,603
	Aurora CO Water Revenue, Prere.	5.000%	8/1/26	5,000	5,187
	Aurora CO Water Revenue, Prere.	5.000%	8/1/26	5,000	5,187
	Board of Governors of Colorado State University System College & University Revenue	5.000%	3/1/43	11,500	13,064
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/34	3,055	3,191
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/35	8,590	8,946
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/36	9,020	9,357
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/37	3,915	4,045
[1]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/35	600	616
[1]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/40	615	596
	Centennial Water & Sanitation District Water Revenue	5.000%	12/1/43	4,405	4,641
	Colorado COP	5.000%	9/1/30	1,260	1,342
	Colorado COP	5.000%	3/15/33	1,350	1,457
	Colorado COP	4.000%	12/15/33	23,200	23,783
	Colorado COP	5.000%	3/15/34	1,385	1,494
	Colorado COP	4.000%	12/15/34	16,040	16,391
	Colorado COP	5.000%	3/15/35	1,285	1,385
	Colorado COP	4.000%	12/15/35	15,500	15,797
	Colorado COP	5.000%	3/15/36	2,840	3,051
	Colorado COP	4.000%	12/15/36	3,000	3,075
	Colorado COP	6.000%	12/15/36	3,200	3,866
	Colorado COP	4.000%	3/15/37	1,870	1,909
	Colorado COP	4.000%	6/15/37	1,030	1,048
	Colorado COP	3.000%	12/15/37	10,000	8,867
	Colorado COP	4.000%	12/15/37	9,540	9,623
	Colorado COP	6.000%	12/15/37	10,000	12,019
	Colorado COP	4.000%	3/15/38	2,760	2,787
	Colorado COP	4.000%	6/15/38	1,345	1,360
	Colorado COP	6.000%	12/15/38	7,890	9,423
	Colorado COP	4.000%	3/15/39	7,135	7,156
	Colorado COP	4.000%	3/15/39	5,765	5,789
	Colorado COP	4.000%	6/15/39	1,020	1,026
	Colorado COP	4.000%	12/15/39	10,755	10,823

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Colorado COP	4.000%	6/15/40	1,320	1,324
Colorado COP	4.000%	6/15/41	1,300	1,299
Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/29	1,800	1,898
Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/35	4,565	4,811
Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/40	3,555	3,637
Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/31	130	125
Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/41	375	319
Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/31	880	889
Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/32	1,030	1,041
Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/33	2,100	2,121
Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/34	2,075	2,098
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	2,500	2,502
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	600	602
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,540	2,550
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	750	755
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,865	1,871
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	590	582
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	3,020	3,147
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	9,475	9,874
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,375	1,379
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	4,100	4,340
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	3,850	4,076
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	800	839
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,030	1,034
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/29	600	585
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/29	430	419
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	3,100	3,330
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	5,015	5,387
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	700	742
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	25,780	27,824
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/30	500	483
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	4,295	4,609
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	1,400	1,498
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,405	1,410
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/31	955	916
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	9,240	9,915
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	4,000	4,292
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,000	1,074
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	1,220	1,263
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	5,000	5,364
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	1,000	1,073
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	5,000	5,362
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	1,195	1,282
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	3,770	4,041
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	1,100	1,176
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/34	1,000	1,125
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/35	6,810	6,947
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	800	801
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/35	1,200	1,344
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/36	5,800	5,897
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	6,400	6,794
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	7,835	8,318
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/36	2,000	1,779
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/36	1,155	1,282
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	17,455	18,686
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	5,260	5,506
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/38	2,655	2,901
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/39	2,500	2,730
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/39	10,955	11,624
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	9,410	10,372
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/40	4,400	4,372
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/40	660	702

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/41	1,000	1,060
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/42	1,000	1,057
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	3.000%	5/15/30	375	344
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/31	675	652
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/32	700	673
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/33	1,345	1,287
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/34	1,400	1,331
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/35	790	745
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/41	750	654
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/26	5,145	5,185
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/26	8,500	8,566
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/26	5,410	5,452
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/26	5,500	5,542
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	6,255	6,374
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/17/26	6,590	6,780
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/26	20,665	21,288
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/28	22,785	24,173
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	5,650	5,983
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT, Prere.	5.000%	11/19/26	925	958
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	0.000%	7/15/24	52,000	51,549
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/27	1,025	1,078
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	1,405	1,478
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	1,605	1,688
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	2,960	3,113
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	3,015	3,171
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/1/50	6,235	6,053
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	11/1/26	1,400	1,387
	Colorado School of Mines College and University Revenue	5.000%	12/1/41	4,495	4,964
	Colorado School of Mines College and University Revenue	5.000%	12/1/43	4,450	4,862
	Colorado School of Mines College and University Revenue	5.000%	12/1/44	2,250	2,442
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/38	1,000	1,020
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/41	1,175	1,296
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/41	3,420	3,772
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/42	2,010	2,208
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/42	1,740	1,911
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/43	1,570	1,716
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/43	1,060	1,159
	Colorado Springs CO Utilities System Sewer Revenue	5.000%	11/15/42	3,000	3,095
[1]	Commerce City CO Sales Tax Revenue, Prere.	5.000%	8/1/24	2,415	2,420
[1]	Commerce City CO Sales Tax Revenue, Prere.	5.000%	8/1/24	2,410	2,415
	Denver City & County Board of Water Commissioners Water Revenue	3.000%	12/15/37	1,120	997
	Denver City & County Housing Authority Local or Guaranteed Housing Revenue	4.500%	7/1/41	3,875	3,922
	Denver City & County School District No. 1 GO	5.000%	12/1/33	13,595	14,089
	Denver City & County School District No. 1 GO	5.000%	12/1/34	11,455	11,868
	Denver City & County School District No. 1 GO	5.000%	12/1/35	14,630	15,133
	Denver City & County School District No. 1 GO	5.000%	12/1/36	23,510	24,247
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/33	760	782
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/34	1,000	1,028
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/35	2,100	2,155
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/36	3,925	4,019
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/37	3,000	3,063
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/38	3,375	3,437
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	4,260	4,364
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/27	750	795
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/29	780	842
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/30	965	1,042
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/31	4,130	4,295
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/31	845	912
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/32	8,140	8,454
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/32	1,175	1,268
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/33	6,625	7,034
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/33	7,250	7,944
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/33	600	647
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/34	6,750	7,390
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/34	2,000	2,155
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/35	7,125	7,777
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	12/1/36	2,000	2,003

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/36	4,725	5,043
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/37	5,505	5,836
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/38	5,985	6,316
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/39	1,295	1,434
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/40	575	633
	Denver CO City & County GO	5.000%	8/1/34	10,000	11,519
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/30	1,000	781
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/31	1,000	748
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/32	1,050	751
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/33	2,230	1,524
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/34	2,285	1,492
	Denver CO City & County Hotel Occupancy Tax Revenue	4.000%	8/1/35	1,000	1,040
	Denver CO City & County Hotel Occupancy Tax Revenue	4.000%	8/1/36	1,000	1,029
	Denver CO City & County Hotel Occupancy Tax Revenue	4.000%	8/1/37	1,520	1,552
	Denver CO City & County Hotel Occupancy Tax Revenue	4.000%	8/1/39	4,775	4,811
	Dominion Water & Sanitation District Water Revenue	5.250%	12/1/32	3,420	3,465
[2]	Dove Valley Metropolitan District GO	4.000%	12/1/29	600	621
[2]	Dove Valley Metropolitan District GO	4.000%	12/1/30	500	518
[7]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/24	20,000	19,736
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/28	1,000	1,069
[7]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	24,125	19,949
[7]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/31	5,000	3,831
[7]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/32	9,950	7,317
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/40	2,610	1,270
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/40	2,400	2,405
	Eagle County School District No. Re50J GO	5.000%	12/1/32	4,615	4,787
	Eagle County School District No. Re50J GO	5.000%	12/1/33	7,475	7,743
	Eagle County School District No. Re50J GO	5.000%	12/1/34	6,000	6,209
	Eagle County School District No. Re50J GO	5.000%	12/1/35	3,335	3,445
	Eagle County School District No. Re50J GO	5.000%	12/1/36	1,400	1,442
	Eagle County School District No. Re50J GO	4.000%	12/1/41	7,275	7,241
	El Paso County School District No. 20 Academy GO	5.000%	12/15/34	2,015	2,085
	El Paso County School District No. 20 Academy GO	5.000%	12/15/35	1,775	1,831
	El Paso County School District No. 20 Academy GO	5.000%	12/15/36	2,000	2,057
	El Paso County School District No. 20 Academy GO	5.000%	12/15/37	2,000	2,052
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO, Prere.	4.000%	12/15/25	4,010	4,049
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO, Prere.	4.000%	12/15/25	7,535	7,608
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO, Prere.	4.000%	12/15/25	7,075	7,143
	Greeley CO Stormwater Improvement Sewer Revenue	3.000%	8/1/41	1,010	841
	Greeley CO Stormwater Improvement Sewer Revenue	3.000%	8/1/42	885	725
	Greeley CO Water Revenue	3.000%	8/1/39	2,000	1,716
	Greeley CO Water Revenue	3.000%	8/1/42	2,135	1,740
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/35	600	681
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/36	550	619
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/37	600	670
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/39	1,600	1,775
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/40	1,100	1,213
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/41	1,200	1,317
[1]	Interlocken Metropolitan District GO	5.000%	12/1/26	500	518
[1]	Interlocken Metropolitan District GO	5.000%	12/1/26	200	207
[1]	Interlocken Metropolitan District GO	5.000%	12/1/27	1,585	1,669
[1]	Interlocken Metropolitan District GO	5.000%	12/1/28	760	813
	Jefferson County School District R-1 GO	4.000%	12/15/29	1,000	1,029
	Jefferson County School District R-1 GO	5.000%	12/15/36	18,000	19,219
	Jefferson County School District R-1 GO	5.000%	12/15/37	24,580	26,111
[1]	Lakes at Centerra Metropolitan District No. 2 GO	4.000%	12/1/43	1,250	1,208
[1]	Lakes at Centerra Metropolitan District No. 2 GO	4.250%	12/15/44	1,615	1,548
	Larimer County CO (Jail Facilities Project) COP	4.000%	12/1/32	1,000	1,039
	Larimer County CO (Jail Facilities Project) COP	4.000%	12/1/34	2,740	2,843
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/28	2,235	2,427
	Larimer County School District No. R-1 Poudre GO	4.000%	12/15/33	2,510	2,589
	Larimer County School District No. R-1 Poudre GO	4.000%	12/15/35	3,340	3,426
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/40	1,350	1,429
	Larimer Weld & Boulder County School District R-2J Thompson GO	5.000%	12/15/37	1,750	1,860
	Larimer Weld & Boulder County School District R-2J Thompson GO	5.000%	12/15/38	1,050	1,112
	Mesa County CO Valley School District No. 51 Grand Junction GO	5.000%	12/1/29	2,030	2,153
	Mesa County CO Valley School District No. 51 Grand Junction GO	5.000%	12/1/30	1,810	1,916

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mesa County School District No. 50 GO	4.000%	12/1/44	1,300	1,277
[1]	Midcities Metropolitan District No. 2 Ad Valorem Property Tax Revenue	4.000%	12/1/46	8,349	7,811
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/26	1,000	1,018
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/29	2,000	2,034
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/31	1,500	1,523
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/33	1,080	1,095
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/34	1,250	1,267
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/35	1,125	1,137
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/26	315	325
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/28	255	270
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/35	350	385
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/36	250	274
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/38	620	670
[8]	Plaza Metropolitan District No. 1 Tax Allocation Revenue	4.500%	12/1/30	5,905	5,802
	Public Authority for Colorado Energy Natural Gas Revenue	6.250%	11/15/28	2,000	2,105
	Public Authority for Colorado Energy Natural Gas Revenue	6.500%	11/15/38	34,355	41,451
	Regional Transportation District COP	5.000%	6/1/25	2,770	2,813
	Regional Transportation District COP	5.000%	6/1/26	1,500	1,548
	Regional Transportation District COP	5.000%	6/1/31	3,000	3,250
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/29	1,300	1,380
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/29	1,000	1,068
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/30	600	645
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/30	500	541
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/31	700	761
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/31	550	598
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/32	800	869
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/32	1,800	1,954
	Regional Transportation District Sales Tax Revenue	4.000%	1/15/33	3,925	3,997
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/33	1,000	1,024
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/35	6,360	6,437
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/36	3,000	3,024
	Regional Transportation District Sales Tax Revenue	3.000%	7/15/37	5,020	4,340
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/39	3,000	2,907
[1]	Sand Creek Metropolitan District GO	4.000%	12/1/40	1,750	1,706
	Southlands Metropolitan District No. 1 GO	3.500%	12/1/27	500	478
	Southlands Metropolitan District No. 1 GO	5.000%	12/1/37	1,115	1,109
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	3.375%	12/1/30	535	498
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	6.125%	12/1/39	550	558
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	3.750%	12/1/40	3,250	2,737
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	6.500%	12/1/42	7,500	7,851
	Thornton CO COP	4.000%	12/1/35	3,940	4,021
	Thornton CO COP	4.000%	12/1/36	4,100	4,161
	University of Colorado College & University Revenue	5.000%	6/1/29	4,010	4,306
	University of Colorado College & University Revenue	5.000%	6/1/30	5,095	5,479
	University of Colorado College & University Revenue	3.000%	6/1/33	3,000	2,690
	University of Colorado College & University Revenue PUT	2.000%	10/15/24	21,000	20,811
	University of Colorado College & University Revenue PUT	2.000%	10/15/25	1,640	1,590
	University of Colorado College & University Revenue PUT	2.000%	10/15/26	1,780	1,689
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/24	5,600	5,600
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/24	2,000	2,002
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/24	2,250	2,252
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/26	3,700	3,754
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	10,100	10,485
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	5,160	5,357
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	8,405	8,725
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/28	210	224
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/29	210	227
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/30	220	238
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/31	230	249
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/32	250	271
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/33	255	276
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/34	285	308
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/35	100	108
	Village Metropolitan District GO	4.150%	12/1/30	850	813
	Village Metropolitan District GO	5.000%	12/1/40	1,950	1,888
	Weld County School District No. 6 Greeley GO	5.000%	12/1/37	1,340	1,441
	Weld County School District No. 6 Greeley GO	4.000%	12/1/38	2,720	2,759

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Weld County School District No. 6 Greeley GO	5.000%	12/1/40	6,100	6,498
	Weld County School District No. 6 Greeley GO	4.000%	12/1/41	1,370	1,374
	Weld County School District No. 6 Greeley GO	5.000%	12/1/44	2,000	2,114
	Weld County School District No. RE-4 GO	5.000%	12/1/37	1,600	1,804
	Weld County School District No. RE-4 GO	5.000%	12/1/38	1,770	1,983
	Weld County School District No. RE-4 GO	5.000%	12/1/39	2,700	3,006
	Weld County School District No. RE-4 GO	5.000%	12/1/40	3,300	3,638
[1]	Westminster Public Schools COP	4.000%	12/1/33	1,825	1,864
[1]	Westminster Public Schools COP	4.000%	12/1/34	1,070	1,092
[1]	Westminster Public Schools COP	5.000%	12/1/35	775	826
[1]	Westminster Public Schools COP	5.000%	12/1/36	1,210	1,283
	Windy Gap Firming Project Water Activity Enterprise Electric Power & Light Revenue (Windy Gap Firming Project)	4.000%	7/15/39	2,850	2,894
					1,293,750
Connecticut (1.0%)
	Connecticut GO	5.000%	9/1/24	20,000	20,088
	Connecticut GO	5.000%	11/15/24	6,440	6,490
	Connecticut GO	5.000%	11/15/24	10,025	10,103
	Connecticut GO	5.000%	3/15/27	9,800	9,912
	Connecticut GO	5.000%	8/1/27	670	708
	Connecticut GO	5.000%	8/1/28	745	802
	Connecticut GO	5.000%	8/15/28	550	570
	Connecticut GO	5.000%	8/1/29	1,150	1,261
	Connecticut GO	5.000%	9/15/30	770	861
	Connecticut GO	5.000%	9/15/31	1,000	1,134
	Connecticut GO	3.000%	1/15/33	12,000	11,293
	Connecticut GO	5.000%	6/15/33	8,000	8,010
	Connecticut GO	5.000%	6/15/33	300	343
	Connecticut GO	5.000%	10/15/33	12,000	12,376
	Connecticut GO	3.000%	1/15/34	2,000	1,873
	Connecticut GO	5.000%	6/15/34	350	400
	Connecticut GO	5.000%	11/15/34	10,000	10,184
	Connecticut GO	3.000%	1/15/35	9,815	9,135
	Connecticut GO	4.000%	3/15/35	27,500	27,604
	Connecticut GO	5.000%	4/15/35	1,000	1,045
	Connecticut GO	5.000%	6/15/35	350	399
	Connecticut GO	5.000%	11/15/35	5,000	5,082
	Connecticut GO	3.000%	1/15/36	8,800	8,073
	Connecticut GO	4.000%	6/1/36	4,000	4,127
	Connecticut GO	4.000%	6/15/36	1,055	1,073
	Connecticut GO	5.000%	6/15/36	350	396
	Connecticut GO	3.000%	1/15/37	6,955	6,232
[2]	Connecticut GO	4.000%	1/15/37	6,500	6,681
	Connecticut GO	4.000%	6/15/37	990	1,001
	Connecticut GO	5.000%	6/15/37	250	280
	Connecticut GO	3.000%	1/15/38	23,450	20,524
	Connecticut GO	5.000%	6/15/38	400	444
	Connecticut GO	3.000%	1/15/39	11,890	10,203
	Connecticut GO	3.000%	6/1/39	2,500	2,141
	Connecticut GO	4.000%	6/1/39	3,000	3,036
	Connecticut GO	5.000%	1/15/40	2,500	2,679
	Connecticut GO	5.000%	1/15/40	2,000	2,229
	Connecticut GO	5.000%	6/1/40	750	807
	Connecticut GO	5.000%	6/15/40	500	549
	Connecticut GO	5.000%	6/15/42	600	655
	Connecticut GO	5.000%	1/15/44	1,375	1,510
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/49	2,335	2,247
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/50	3,495	3,377
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.500%	11/15/51	1,995	1,938
	Connecticut Municipal Electric Energy Cooperative Electric Power & Light Revenue	5.000%	1/1/37	190	213
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/29	7,565	8,289
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/29	3,435	3,764
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/31	21,540	22,890
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/31	10,025	10,062
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/32	6,125	6,148
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/33	15,000	15,917
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/34	1,750	2,017

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/34	3,745	3,757
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/34	18,005	19,275
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/35	3,000	3,445
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/35	1,900	1,926
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/36	10,000	10,556
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/36	5,000	5,311
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/37	7,200	7,862
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/37	7,400	8,423
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/38	4,590	5,128
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/38	3,670	4,142
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/39	1,760	1,784
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/39	1,500	1,666
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/39	4,935	5,534
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/40	2,000	2,146
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/41	8,305	9,145
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/25	5,215	5,292
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/26	1,140	1,145
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/27	1,150	1,161
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/27	430	427
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/28	1,125	1,142
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/28	530	528
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/29	1,500	1,523
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/29	485	483
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/29	1,905	2,085
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/30	2,470	2,509
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/30	875	872
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/31	2,210	2,409
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/32	560	555
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/33	470	464
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/34	455	447
Connecticut State Health & Educational Facilities Authority College & University Revenue (Fairfield University)	5.000%	7/1/28	1,025	1,087
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.375%	7/12/24	9,500	9,408
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	16,875	16,449
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	16,390	15,976
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/3/26	20,990	20,550
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/10/26	3,665	3,587
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/26	30,620	29,432
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	9,000	9,076
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,000	1,010
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	5,250	5,330
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/29	1,570	1,583
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	4,030	4,117
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/30	2,900	2,928
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	10,150	10,366
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	7,900	8,081
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,000	1,010
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	1,055	1,063
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	500	479
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,850	2,780
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	1,000	1,004
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	5,200	5,047
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,235	1,236
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/37	15,170	11,760
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	3,500	3,482
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	3,465	3,345
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	1,605	1,597
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	4,730	4,677
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	4,500	4,291
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	3,500	3,431
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	4,250	4,039
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/42	1,000	908
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Hartford Healthcare Project)	4.000%	7/1/40	2,275	2,153
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Hartford Healthcare Project)	3.000%	7/1/41	4,060	3,158
Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/28	1,230	1,299
Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/29	750	804

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/32	750	814
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/33	650	703
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/34	750	810
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	575	619
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/36	1,340	1,433
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/37	1,125	1,193
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/38	1,820	1,918
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/39	2,000	2,099
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/40	1,110	1,159
	Connecticut Transmission Municipal Electric Energy Cooperative Electric Power & Light Revenue	5.000%	1/1/36	405	450
	Connecticut Transmission Municipal Electric Energy Cooperative Electric Power & Light Revenue	5.000%	1/1/39	670	727
	Connecticut Transmission Municipal Electric Energy Cooperative Electric Power & Light Revenue	5.000%	1/1/42	3,660	3,909
	Hamden CT Health, Hospital, Nursing Home Revenue (Whitney Center Project)	5.000%	1/1/40	2,000	1,876
[8]	Harbor Point Infrastructure Improvement District Tax Allocation Revenue (Harbor Point Project)	5.000%	4/1/30	9,495	9,553
	Metropolitan Council GO	4.000%	9/1/38	4,185	4,246
	Metropolitan Council GO	4.000%	9/1/39	4,220	4,256
	Metropolitan District GO	5.000%	7/15/26	1,000	1,037
	Metropolitan District GO	5.000%	7/15/27	1,640	1,735
	Metropolitan District GO	5.000%	7/15/29	1,845	1,990
	Metropolitan District GO	5.000%	7/15/30	1,360	1,466
	Metropolitan District GO	5.000%	7/15/31	1,520	1,637
	Metropolitan District GO	5.000%	7/15/32	1,765	1,897
	Metropolitan District GO	5.000%	7/15/33	1,325	1,456
	Metropolitan District GO	5.000%	7/15/33	1,000	1,099
	Metropolitan District GO	5.000%	7/15/34	1,425	1,563
	Metropolitan District GO	5.000%	7/15/34	1,000	1,097
	Metropolitan District GO	4.000%	7/15/35	1,880	1,923
	Metropolitan District GO	4.000%	7/15/36	1,425	1,449
	Metropolitan District GO	4.000%	7/15/36	1,200	1,220
	Metropolitan District GO	4.000%	7/15/37	2,030	2,056
	Metropolitan District GO	4.000%	7/15/38	1,115	1,122
	Metropolitan District GO	4.000%	7/15/39	500	501
	Metropolitan District GO	4.000%	7/15/39	1,050	1,052
[2]	New Haven CT GO	5.000%	8/1/29	500	537
[2]	New Haven CT GO	5.000%	8/1/30	500	544
[2]	New Haven CT GO	5.000%	8/1/36	1,000	1,108
[2]	New Haven CT GO	5.000%	8/1/38	1,000	1,085
	Norwalk CT GO	4.000%	8/15/40	955	965
[2]	Stratford CT GO	4.000%	1/1/35	3,890	3,940
[2]	Stratford CT GO	4.000%	1/1/36	3,890	3,933
	University of Connecticut College & University Revenue	5.000%	11/1/26	1,000	1,039
	University of Connecticut College & University Revenue	5.000%	11/1/26	2,830	2,942
	University of Connecticut College & University Revenue	5.000%	2/15/27	8,000	8,076
	University of Connecticut College & University Revenue	5.000%	8/15/27	1,530	1,617
	University of Connecticut College & University Revenue	5.000%	8/15/27	1,785	1,886
	University of Connecticut College & University Revenue	5.000%	11/1/27	1,350	1,431
	University of Connecticut College & University Revenue	5.000%	11/1/27	3,150	3,339
	University of Connecticut College & University Revenue	5.000%	8/15/28	1,850	1,992
	University of Connecticut College & University Revenue	5.000%	11/1/28	1,250	1,351
	University of Connecticut College & University Revenue	5.000%	11/1/28	3,275	3,539
	University of Connecticut College & University Revenue	5.000%	3/15/29	3,010	3,090
	University of Connecticut College & University Revenue	5.000%	8/15/29	1,800	1,977
	University of Connecticut College & University Revenue	5.000%	2/15/32	2,900	2,921
	University of Connecticut College & University Revenue	5.000%	2/15/33	6,325	6,369
	University of Connecticut College & University Revenue	5.000%	8/15/39	675	755
	University of Connecticut College & University Revenue	5.000%	8/15/40	925	1,027
					712,388
Delaware (0.2%)
[8]	Affordable Housing Opportunities Trust Revenue	3.528%	5/1/39	47,380	38,260
[8]	Affordable Housing Tax Exempt Bond Pass Through Trust Local or Guaranteed Housing Revenue TOB	6.000%	10/5/40	19,000	19,404
	Delaware GO	5.000%	2/1/25	2,010	2,032
	Delaware GO	5.000%	5/1/25	10,000	10,148
	Delaware GO	5.000%	1/1/26	2,000	2,055
	Delaware GO	4.000%	5/1/42	12,000	12,047
	Delaware Municipal Electric Corp. Electric Power & Light Revenue (Beasley Power Station Project)	4.000%	7/1/35	310	320
	Delaware Municipal Electric Corp. Electric Power & Light Revenue (Beasley Power Station Project)	4.000%	7/1/36	340	346
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/36	6,000	5,489

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Delaware River & Bay Authority Highway Revenue	3.000%	1/1/37	4,090	3,637
Delaware River & Bay Authority Highway Revenue	3.000%	1/1/38	8,000	6,914
Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	11,250	10,576
Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	3,980	3,741
Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	1,100	1,139
Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	1,215	1,262
Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	1,200	1,247
Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	2,130	2,203
Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	6,360	6,918
Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	1,350	1,460
Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	8,135	8,646
Delaware Transportation Authority Appropriations Revenue	5.000%	9/1/35	1,500	1,656
Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/27	4,975	5,261
Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/29	4,000	4,401
University of Delaware College & University Revenue	5.000%	11/1/36	2,345	2,521
University of Delaware College & University Revenue	5.000%	11/1/37	550	633
University of Delaware College & University Revenue	5.000%	11/1/38	535	614
University of Delaware College & University Revenue	5.000%	11/1/39	850	977
University of Delaware College & University Revenue	5.000%	11/1/40	510	584
University of Delaware College & University Revenue	5.000%	11/1/42	1,335	1,523
				156,014
District of Columbia (1.1%)
Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/37	2,000	2,081
District of Columbia Appropriations Revenue	5.000%	12/1/33	1,000	1,094
District of Columbia Charter School Aid Revenue	3.000%	6/1/30	1,100	974
District of Columbia Charter School Aid Revenue	4.000%	6/1/30	870	842
District of Columbia Charter School Aid Revenue	5.000%	6/1/34	325	331
District of Columbia Charter School Aid Revenue	5.000%	6/1/40	2,240	2,189
District of Columbia Charter School Aid Revenue	5.625%	6/1/44	500	506
District of Columbia College & University Revenue	5.000%	4/1/30	250	269
District of Columbia College & University Revenue	5.000%	4/1/31	250	272
District of Columbia College & University Revenue	4.000%	4/1/32	250	253
District of Columbia College & University Revenue	4.000%	4/1/33	280	283
District of Columbia College & University Revenue	4.000%	4/1/34	300	304
District of Columbia College & University Revenue	4.000%	4/1/35	300	302
District of Columbia College & University Revenue	4.000%	4/1/36	350	351
District of Columbia College & University Revenue	3.000%	4/1/37	1,090	963
District of Columbia College & University Revenue	3.000%	4/1/38	1,815	1,567
District of Columbia College & University Revenue	3.000%	4/1/40	635	518
District of Columbia College & University Revenue	3.000%	4/1/41	295	236
District of Columbia GO	5.000%	6/1/25	2,865	2,913
District of Columbia GO	5.000%	6/1/26	3,130	3,239
District of Columbia GO	5.000%	6/1/27	5,615	5,927
District of Columbia GO	5.000%	6/1/28	2,175	2,298
District of Columbia GO	5.000%	6/1/29	1,065	1,125
District of Columbia GO	5.000%	6/1/30	5,450	5,651
District of Columbia GO	5.000%	6/1/31	5,530	5,731
District of Columbia GO	5.000%	6/1/32	9,000	9,268
District of Columbia GO	5.000%	6/1/32	8,395	8,698
District of Columbia GO	5.000%	10/15/32	6,500	7,108
District of Columbia GO	4.000%	6/1/33	7,020	7,162
District of Columbia GO	5.000%	6/1/33	19,325	20,019
District of Columbia GO	5.000%	6/1/34	12,500	12,949
District of Columbia GO	5.000%	6/1/34	5,115	5,368
District of Columbia GO	5.000%	6/1/35	4,500	4,656
District of Columbia GO	5.000%	6/1/35	18,355	19,244
District of Columbia GO	5.000%	6/1/35	1,000	1,048
District of Columbia GO	5.000%	10/15/35	15,000	16,273
District of Columbia GO	5.000%	1/1/36	3,500	4,028
District of Columbia GO	4.000%	2/1/36	2,600	2,690
District of Columbia GO	4.000%	2/1/36	900	931
District of Columbia GO	5.000%	6/1/36	4,540	4,687
District of Columbia GO	5.000%	6/1/36	17,555	18,354
District of Columbia GO	5.000%	6/1/36	11,250	11,762
District of Columbia GO	5.000%	6/1/36	1,000	1,066
District of Columbia GO	5.000%	1/1/37	3,650	4,159
District of Columbia GO	5.000%	6/1/37	10,395	10,823

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	District of Columbia GO	5.000%	10/15/37	17,475	18,743
	District of Columbia GO	5.000%	1/1/38	3,300	3,720
	District of Columbia GO	5.000%	6/1/38	11,045	11,470
	District of Columbia GO	5.000%	6/1/38	11,485	12,122
	District of Columbia GO	5.000%	10/15/38	16,125	17,221
	District of Columbia GO	5.000%	1/1/39	3,000	3,354
	District of Columbia GO	4.000%	2/1/39	5,000	5,063
	District of Columbia GO	5.000%	1/1/40	4,660	5,171
	District of Columbia GO	5.000%	6/1/41	12,620	12,854
	District of Columbia GO	5.000%	6/1/43	5,055	5,283
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	2,220	2,222
	District of Columbia Health, Hospital, Nursing Home Revenue	4.500%	1/1/25	520	515
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	2,325	2,356
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Paxton Project) PUT	4.000%	9/1/25	1,170	1,164
[8]	District of Columbia Housing Finance Agency Revenue TOB VRDO	4.150%	5/1/24	26,550	26,550
	District of Columbia Income Tax Revenue	5.000%	12/1/28	2,310	2,512
	District of Columbia Income Tax Revenue	5.000%	12/1/29	2,885	3,197
	District of Columbia Income Tax Revenue	5.000%	10/1/30	22,885	25,723
	District of Columbia Income Tax Revenue	5.000%	12/1/30	4,110	4,632
	District of Columbia Income Tax Revenue	5.000%	12/1/31	5,000	5,714
	District of Columbia Income Tax Revenue	5.000%	3/1/33	7,020	7,707
	District of Columbia Income Tax Revenue	5.000%	10/1/34	12,960	14,214
	District of Columbia Income Tax Revenue	5.000%	10/1/34	16,570	19,634
	District of Columbia Income Tax Revenue	5.000%	12/1/34	14,550	16,782
	District of Columbia Income Tax Revenue	5.000%	12/1/35	15,000	17,203
	District of Columbia Income Tax Revenue	5.000%	10/1/36	9,390	10,971
	District of Columbia Income Tax Revenue	5.000%	10/1/37	3,075	3,548
	District of Columbia Income Tax Revenue	5.000%	12/1/37	8,500	9,580
	District of Columbia Income Tax Revenue	3.000%	3/1/38	23,295	20,394
	District of Columbia Income Tax Revenue	4.000%	3/1/39	1,005	1,014
	District of Columbia Income Tax Revenue	4.000%	5/1/39	1,400	1,414
	District of Columbia Income Tax Revenue	5.000%	5/1/39	3,500	3,925
	District of Columbia Income Tax Revenue	4.000%	5/1/40	740	745
	District of Columbia Income Tax Revenue	5.000%	5/1/40	3,975	4,422
	District of Columbia Income Tax Revenue	5.000%	7/1/40	9,715	10,727
	District of Columbia Income Tax Revenue	5.000%	5/1/41	4,400	4,863
	District of Columbia Income Tax Revenue	5.000%	7/1/41	1,920	2,107
	District of Columbia Income Tax Revenue	5.000%	5/1/42	4,320	4,753
	District of Columbia Income Tax Revenue	5.000%	7/1/42	1,345	1,469
	District of Columbia Income Tax Revenue	5.000%	3/1/44	4,520	4,778
	District of Columbia Income Tax Revenue	5.000%	5/1/45	2,000	2,122
	District of Columbia Telecom Revenue, ETM	5.000%	4/1/25	4,170	4,223
	District of Columbia Telecom Revenue, ETM	5.000%	4/1/26	3,985	4,104
	District of Columbia Telecom Revenue, Prere.	5.000%	4/1/26	2,200	2,266
	District of Columbia Water & Sewer Authority Water Revenue	3.000%	10/1/34	1,250	1,152
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/34	5,860	6,006
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/36	1,035	1,073
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/36	7,000	7,143
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/39	8,985	9,116
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/44	2,270	2,400
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/47	1,000	1,070
	District of Columbia Water & Sewer Authority Water Revenue PUT	3.000%	10/1/27	10,000	9,680
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/32	3,045	3,408
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/33	2,100	2,344
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/34	2,005	2,233
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/35	1,720	1,779
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/36	1,195	1,228
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/31	1,000	1,072
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/32	600	642
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/33	3,500	3,733
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/34	2,000	2,136
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/34	3,400	3,623
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/35	1,500	1,521
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/35	2,000	2,130
[5]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/36	2,000	1,199
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/36	2,000	2,017
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/36	2,020	2,140

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/37	45,700	23,830
[2]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/37	12,000	6,386
[2]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/37	1,850	1,046
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/37	1,000	544
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/37	10,255	5,457
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/37	3,500	3,508
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/37	2,050	2,158
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/38	1,000	994
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/38	2,000	2,096
[2]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/39	2,760	1,390
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/39	1,695	1,772
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/25	2,000	2,040
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/26	6,510	6,753
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/27	6,350	6,691
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/28	5,440	5,746
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/29	7,450	7,868
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/34	1,000	1,029
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/35	1,010	1,035
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/36	1,000	1,018
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/38	500	501
	Washington Convention & Sports Authority Tax Allocation Revenue	4.000%	10/1/33	2,500	2,578
	Washington Convention & Sports Authority Tax Allocation Revenue	4.000%	10/1/34	2,000	2,059
	Washington Convention & Sports Authority Tax Allocation Revenue	4.000%	10/1/35	3,040	3,116
	Washington Convention & Sports Authority Tax Allocation Revenue	4.000%	10/1/36	1,500	1,526
	Washington Convention & Sports Authority Tax Allocation Revenue	4.000%	10/1/37	750	756
	Washington Convention & Sports Authority Tax Allocation Revenue	4.000%	10/1/38	1,995	1,999
	Washington Convention & Sports Authority Tax Allocation Revenue	4.000%	10/1/39	1,240	1,231
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/27	650	685
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/28	645	693
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/29	1,920	2,098
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/34	6,000	6,245
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/35	15,450	16,020
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/36	4,000	3,672
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/38	1,750	1,769
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/38	1,500	1,675
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/38	3,000	3,349
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/39	1,360	1,510
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/39	4,315	4,792
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/40	5,650	4,727
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/40	1,425	1,568
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/40	3,670	4,039
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/41	4,970	5,434
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/42	6,910	7,525
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/43	10,200	11,058
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/43	4,700	5,095
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/44	9,060	9,778
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/45	6,185	6,653
					815,420
Florida (4.6%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/24	410	408
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	105	104
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,000	1,006
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	640	629
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,350	1,359
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	945	925
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,325	1,334
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/28	155	151
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/29	580	563
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/30	1,160	1,119
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	22,010	22,137
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	500	433
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	3,600	3,120
[1]	Alachua County School Board COP	5.000%	7/1/30	4,150	4,594
	Bay County School Board COP	5.500%	7/1/42	1,600	1,759
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	675	729
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	1,480	1,630
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	1,560	1,733

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	1,635	1,795
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	8,830	9,733
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/38	1,715	1,859
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/38	4,000	4,349
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/39	830	895
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/40	4,970	5,303
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/41	6,065	6,429
[8]	Brevard County Housing Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	4.150%	5/1/24	28,790	28,790
	Brevard County School District COP	5.000%	7/1/25	1,000	1,002
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/25	2,000	2,002
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/36	9,900	11,010
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/37	10,390	11,445
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/38	7,500	8,177
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/39	11,400	12,353
	Broward County FL Half-Cent Sales Tax Revenue	3.000%	10/1/37	4,440	3,905
	Broward County FL Half-Cent Sales Tax Revenue	3.000%	10/1/39	2,000	1,688
	Broward County FL School District COP	5.000%	7/1/35	5,000	5,634
	Broward County FL School District COP	5.000%	7/1/36	12,795	14,329
	Broward County FL School District GO	5.000%	7/1/33	5,605	6,006
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/39	750	767
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/42	2,000	2,012
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/42	1,400	1,410
	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	4/1/26	1,000	987
[2]	Cape Coral FL Water & Sewer Special Assessment Revenue	5.000%	3/1/35	1,985	2,165
[2]	Cape Coral FL Water & Sewer Special Assessment Revenue	5.150%	3/1/36	2,090	2,290
	Cape Coral FL Water & Sewer Water Revenue	5.000%	10/1/27	1,285	1,351
	Cape Coral FL Water & Sewer Water Revenue	5.000%	10/1/29	1,100	1,161
	Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/35	1,500	1,518
	Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/36	1,400	1,411
	Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/37	4,000	4,010
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/25	750	751
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/28	3,550	3,613
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/29	3,000	3,059
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/30	2,000	2,045
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/31	4,010	4,096
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/32	1,000	1,019
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/33	2,380	2,420
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/34	4,865	4,929
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/35	1,050	1,059
	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	8/1/30	360	348
[8]	Capital Trust Agency Inc. Charter School Aid Revenue	5.125%	6/15/33	2,000	2,056
	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/39	5,320	5,169
	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	8/1/40	300	292
[8]	Capital Trust Agency Inc. Charter School Aid Revenue	6.000%	6/15/43	3,600	3,728
[8]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,370	2,274
[8]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,040	1,827
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/27	5,640	5,813
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/28	4,365	4,492
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/29	10,000	10,133
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/32	6,500	6,554
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/33	9,500	9,567
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/33	4,950	5,038
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/34	7,060	7,181
[1]	Central Florida Expressway Authority Highway Revenue	2.125%	7/1/36	12,000	9,434
[1]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/37	5,850	6,003
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/37	2,125	2,219
	Central Florida Expressway Authority Highway Revenue	3.000%	7/1/38	2,365	2,056
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/38	4,190	4,359
[1]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/39	1,000	1,014
[1]	Central Florida Expressway Authority Highway Revenue	2.500%	7/1/40	7,310	5,423
	Central Florida Tourism Oversight District GO	4.000%	6/1/32	3,115	3,165
	Central Florida Tourism Oversight District GO	4.000%	6/1/34	10,000	10,129
	Central Florida Tourism Oversight District GO	4.000%	6/1/35	4,685	4,711
	Central Florida Tourism Oversight District GO	5.000%	6/1/37	5,000	5,155
[1,11]	Cityplace Community Development District Special Assessment Revenue, 3.650% coupon rate effective 11/1/25	0.000%	5/1/28	3,000	2,865

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,11]	Cityplace Community Development District Special Assessment Revenue, 4.000% coupon rate effective 11/1/25	0.000%	5/1/33	4,000	3,956
[1]	Collier County Industrial Development Authority Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project)	5.000%	10/1/40	1,000	1,083
[1]	Collier County Industrial Development Authority Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project)	5.000%	10/1/41	1,000	1,076
[1]	Collier County Industrial Development Authority Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project)	5.000%	10/1/42	1,000	1,072
[1]	Collier County Industrial Development Authority Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project)	5.000%	10/1/43	1,000	1,067
[1]	Collier County Industrial Development Authority Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project)	5.000%	10/1/44	1,500	1,594
	Collier County Industrial Development Authority Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project) PUT	5.000%	10/1/29	2,075	2,210
	Collier County Industrial Development Authority Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project) PUT	5.000%	10/1/31	2,000	2,164
	Coral Springs FL Special Obligation Revenue (Municipal Complex Project)	5.000%	9/1/33	1,000	1,030
	Crosswinds East Community Development District Special Assessment Revenue (Assessment Area One Project)	5.500%	5/1/44	1,000	1,001
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/28	220	233
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/30	220	233
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/32	300	317
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/38	1,655	1,730
[8]	Deutsche Bank Spears/Lifers Trust Revenue VRDO	4.150%	5/1/24	52,720	52,720
	Duval County Public Schools COP	5.000%	7/1/27	4,025	4,086
	Duval County Public Schools COP	5.000%	7/1/33	14,415	14,604
[1]	Duval County Public Schools COP	5.000%	7/1/34	2,000	2,204
[1]	Duval County Public Schools COP	5.000%	7/1/35	2,250	2,471
	Escambia County FL Sales Tax Revenue	5.000%	10/1/34	2,340	2,460
	Escambia County FL Sales Tax Revenue	5.000%	10/1/35	3,510	3,685
	Escambia County FL Sales Tax Revenue	5.000%	10/1/36	2,205	2,309
	Escambia County FL Sales Tax Revenue	5.000%	10/1/37	2,870	2,993
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	3,800	3,966
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	4,095	4,273
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	6,935	7,216
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	6,660	6,908
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	5,985	6,178
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	16,015	16,333
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/40	7,320	7,396
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/28	500	532
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/30	1,375	1,504
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/31	1,445	1,597
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/32	1,520	1,693
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/33	1,600	1,775
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/34	1,685	1,868
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/35	1,765	1,952
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/36	1,855	1,878
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/37	1,930	1,936
	Florida Department of Transportation Lease (Appropriation) Revenue	3.000%	7/1/35	1,870	1,737
[4]	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/31	14,180	15,979
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/33	9,030	9,113
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/34	12,355	12,376
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/34	7,000	7,071
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/34	2,720	2,849
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/34	4,090	4,275
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/38	11,635	11,694
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/39	2,180	1,877
	Florida Department of Transportation Turnpike System Highway Revenue	2.000%	7/1/41	7,500	5,001
	Florida Department of Transportation Turnpike System Highway Revenue	2.000%	7/1/42	9,050	5,888
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/42	3,245	3,239
[8]	Florida Development Finance Corp. Charter School Aid Revenue	5.250%	6/15/29	1,250	1,274
[8]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/30	215	202
[8]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	9/15/30	940	887
[8]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/31	220	205
	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	7/1/31	325	333
[8]	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	9/15/40	4,100	3,801
	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	7/1/42	460	452
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/28	820	838

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/30	1,080	1,106
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/32	1,635	1,671
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/33	765	781
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/34	800	816
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/35	1,055	1,073
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/40	1,650	1,654
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/29	315	309
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/31	690	670
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	5.000%	7/1/42	435	427
	Florida Development Finance Corp. College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/28	315	330
	Florida Development Finance Corp. College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/29	285	302
[8]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	1,225	1,196
[8]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	1,075	1,027
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	2,850	2,895
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	2,700	2,700
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	3,500	3,466
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/39	2,275	2,244
[8]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	1,600	1,183
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/38	1,600	1,711
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/40	1,750	1,848
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/41	1,450	1,527
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/42	1,500	1,574
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/43	1,495	1,567
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/44	1,000	1,044
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project) PUT	5.000%	10/1/31	11,580	12,504
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (UF Health Jacksonville Project)	5.000%	2/1/33	1,600	1,609
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (UF Health Jacksonville Project)	5.000%	2/1/34	6,605	6,640
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (UF Health Jacksonville Project)	5.000%	2/1/35	2,300	2,309
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (UF Health Jacksonville Project)	5.000%	2/1/36	6,000	5,992
	Florida GO	5.000%	7/1/26	5,540	5,743
	Florida GO	5.000%	7/1/26	15,845	16,426
	Florida GO	5.000%	6/1/27	16,240	17,146
	Florida GO	5.000%	6/1/28	5,000	5,386
	Florida GO	5.000%	6/1/28	5,000	5,386
	Florida GO	4.000%	6/1/29	2,700	2,728
	Florida GO	5.000%	6/1/29	15,115	16,581
	Florida GO	5.000%	6/1/29	12,225	13,429
	Florida GO	4.000%	6/1/30	2,590	2,662
	Florida GO	4.000%	6/1/32	45	46
	Florida GO	4.000%	6/1/33	5,570	5,644
	Florida GO	4.000%	6/1/35	4,000	4,070
	Florida GO	4.000%	6/1/42	4,000	4,008
	Florida GO	4.000%	7/1/42	7,150	7,191
[1]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/35	1,000	1,017
[1]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/36	1,580	1,600
[1]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/38	2,000	1,977
[1]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/39	1,000	986
[1]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/40	1,305	1,296
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/28	400	419
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/28	235	246
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/29	435	462
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/29	325	345
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/30	1,000	1,076
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/30	325	350
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/31	1,000	1,074
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/31	350	382
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/32	1,180	1,266
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/32	600	654
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/33	750	805
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/33	330	359
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/34	800	862

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/34	600	651
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/35	850	916
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/38	550	546
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	3.000%	2/1/40	820	686
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	4/1/33	2,370	2,427
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	4/1/34	3,920	4,010
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	4/1/36	140	143
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/30	2,045	2,102
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/33	2,305	2,360
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/35	3,615	3,693
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/36	3,795	3,869
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/35	2,000	2,047
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/37	2,810	2,835
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/38	2,405	2,413
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/39	2,635	2,631
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/40	3,370	3,332
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	3.500%	7/1/52	7,930	7,740
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/55	2,960	3,275
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	1,555	1,580
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/26	10,000	10,260
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/27	10,490	10,842
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/28	10,240	10,598
	Florida Lottery Revenue	5.000%	7/1/26	25,950	26,869
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/24	1,075	1,080
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/25	1,765	1,797
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/26	1,060	1,077
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/27	1,370	1,393
	Florida Municipal Power Agency Electric Power & Light Revenue	4.000%	10/1/28	3,580	3,653
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/28	1,385	1,408
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/29	3,475	3,530
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/29	8,770	9,040
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/30	10,020	10,309
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/31	8,535	8,770
	Florida Municipal Power Agency Electric Power & Light Revenue	3.000%	10/1/32	6,945	6,445
	Florida Municipal Power Agency Electric Power & Light Revenue	3.000%	10/1/33	4,750	4,377
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/29	3,095	3,312
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/30	1,340	1,435
	Fort Lauderdale FL Special Assessment Revenue	5.000%	7/1/39	350	385
	Fort Lauderdale FL Special Assessment Revenue	5.000%	7/1/40	500	546
	Fort Lauderdale FL Special Assessment Revenue	5.000%	7/1/41	600	652
	Fort Lauderdale FL Special Assessment Revenue	5.000%	7/1/42	500	542
	Fort Lauderdale FL Special Assessment Revenue	5.000%	7/1/43	325	351
	Fort Lauderdale FL Water & Sewer Water Revenue	4.000%	3/1/37	4,645	4,723
	Fort Lauderdale FL Water & Sewer Water Revenue	5.000%	9/1/41	1,000	1,103
	Fort Lauderdale FL Water & Sewer Water Revenue	5.000%	9/1/42	2,000	2,193
	Fort Lauderdale FL Water & Sewer Water Revenue	5.000%	9/1/43	1,500	1,640
	Fort Myers FL Utility System Water Revenue	4.000%	10/1/44	8,000	7,898
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/31	200	223
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/32	175	197
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/33	200	225
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/34	325	365
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/37	425	465
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/39	475	513
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/40	500	537
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/41	550	591
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/42	400	430
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/26	2,485	2,578
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/27	3,050	3,213
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/28	5,000	5,294
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/29	7,100	7,515
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/30	4,000	4,234
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/34	5,030	5,297
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/35	5,040	5,300

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/37	5,000	5,223
	Gainesville FL Utilities System Electric Power & Light Revenue, ETM	5.000%	10/1/26	680	705
	Gainesville FL Utilities System Electric Power & Light Revenue, ETM	5.000%	10/1/26	625	648
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/36	65	67
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/36	680	702
[4]	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/37	225	234
[4]	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/37	2,325	2,393
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	1,110	1,110
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,375	1,389
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	1,460	1,490
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	2,100	2,145
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	2,270	2,318
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	2,020	2,061
	Hamilton Bluff Community Development District Special Assessment Revenue (Assessment Area One Project)	5.500%	5/1/44	1,000	988
[1]	Hernando County School District COP	5.000%	7/1/27	6,000	6,173
[1]	Hernando County School District COP	5.000%	7/1/31	5,925	6,096
[2]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/28	345	325
[2]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/29	355	331
[2]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/30	365	335
[2]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/31	375	340
[2]	Herons Glen Recreation District Special Assessment Revenue	3.000%	5/1/32	285	271
[2]	Herons Glen Recreation District Special Assessment Revenue	3.000%	5/1/33	300	282
[2]	Herons Glen Recreation District Special Assessment Revenue	3.000%	5/1/34	245	225
[2]	Herons Glen Recreation District Special Assessment Revenue	3.000%	5/1/35	255	233
[2]	Herons Glen Recreation District Special Assessment Revenue	3.000%	5/1/36	260	233
[2]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/40	1,200	902
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/37	1,040	1,064
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/38	1,160	1,170
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/39	1,640	1,629
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/40	1,775	1,764
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/41	1,270	1,261
	Hillsborough County FL Community Investment Tax Sales Tax Revenue	5.000%	11/1/26	28,000	29,103
[8]	Hillsborough County FL Housing Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	4.150%	5/1/24	18,220	18,220
	Hillsborough County FL Utility Water Revenue	4.000%	8/1/31	3,215	3,347
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	3.600%	10/1/28	12,300	12,055
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	3.875%	10/1/31	26,515	26,421
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	3,115	3,115
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/27	2,590	2,701
	Hollywood FL GO	5.000%	7/1/42	3,705	3,951
	Jacksonville FL General Fund Revenue	5.000%	10/1/29	1,240	1,357
	Jacksonville FL General Fund Revenue	5.000%	10/1/30	3,000	3,338
	Jacksonville FL General Fund Revenue	4.000%	10/1/39	2,000	2,012
	Jacksonville FL General Fund Revenue	4.000%	10/1/41	1,150	1,147
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,010	1,042
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,255	2,370
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	3,890	4,033
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	3,000	3,111
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,875	1,962
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	3,790	3,928
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	4,510	4,674
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,635	1,700
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/33	4,730	4,901
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	4,970	5,163
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	5,220	5,404
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/36	5,475	5,631
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/37	5,755	5,867
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/38	2,965	3,022
	Jacksonville FL Health, Hospital, Nursing Home Revenue (Brooks Rehabilitation Project)	4.000%	11/1/39	1,650	1,561
	Jacksonville FL Health, Hospital, Nursing Home Revenue (Brooks Rehabilitation Project)	4.000%	11/1/40	2,175	2,040
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/27	8,650	8,944
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/28	6,485	6,506
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/28	1,735	1,834
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/28	4,785	4,951
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/29	7,750	7,768
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	3,145	3,150
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	9,000	9,302

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/33	3,105	3,107
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/33	3,425	3,728
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/34	1,765	1,766
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/34	2,000	2,110
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/35	2,930	3,181
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/36	2,840	3,067
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/37	3,245	3,501
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/38	2,000	2,137
	Jacksonville Transportation Authority Miscellaneous Taxes Revenue	5.000%	8/1/34	2,550	2,585
	Jacksonville Transportation Authority Miscellaneous Taxes Revenue	5.000%	8/1/36	1,655	1,673
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/26	15,000	15,549
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	7,400	7,765
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	2,785	2,787
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/28	10,000	10,557
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/29	6,090	6,412
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/30	7,220	7,598
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/31	7,000	7,341
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/32	8,000	8,372
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/33	9,000	9,415
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/35	2,000	2,034
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/35	10,000	10,243
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/35	3,500	3,781
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/36	4,500	4,534
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/36	10,195	10,248
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/36	9,125	9,303
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/37	4,000	3,984
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/37	6,860	6,867
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/37	2,955	2,969
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/37	2,140	2,152
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	1,750	1,751
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	4,500	4,526
	JEA Water & Sewer System Water Revenue	5.000%	10/1/25	4,500	4,599
	JEA Water & Sewer System Water Revenue	5.000%	10/1/26	1,235	1,285
	JEA Water & Sewer System Water Revenue	5.000%	10/1/27	11,000	11,670
	JEA Water & Sewer System Water Revenue	5.000%	10/1/28	2,340	2,482
	JEA Water & Sewer System Water Revenue	5.000%	10/1/28	3,145	3,335
	JEA Water & Sewer System Water Revenue	5.000%	10/1/28	1,340	1,340
	JEA Water & Sewer System Water Revenue	5.000%	10/1/29	5,580	5,911
	JEA Water & Sewer System Water Revenue	5.000%	10/1/29	980	980
	JEA Water & Sewer System Water Revenue	5.000%	10/1/30	1,925	2,041
	JEA Water & Sewer System Water Revenue	4.000%	10/1/33	11,205	11,394
	JEA Water & Sewer System Water Revenue	5.000%	10/1/33	1,210	1,341
	JEA Water & Sewer System Water Revenue	5.000%	10/1/34	1,150	1,272
	JEA Water & Sewer System Water Revenue	5.000%	10/1/34	2,730	3,020
	JEA Water & Sewer System Water Revenue	4.000%	10/1/35	8,000	8,104
	JEA Water & Sewer System Water Revenue	5.000%	10/1/35	1,180	1,302
	JEA Water & Sewer System Water Revenue	5.000%	10/1/35	2,525	2,786
	JEA Water & Sewer System Water Revenue	4.000%	10/1/36	1,000	1,022
	JEA Water & Sewer System Water Revenue	4.000%	10/1/37	1,000	1,014
	JEA Water & Sewer System Water Revenue	4.000%	10/1/38	6,000	6,061
	JEA Water & Sewer System Water Revenue	4.000%	10/1/38	1,080	1,091
	JEA Water & Sewer System Water Revenue	4.000%	10/1/39	4,600	4,640
	JEA Water & Sewer System Water Revenue	4.000%	10/1/39	1,185	1,195
	JEA Water & Sewer System Water Revenue	3.000%	10/1/40	2,500	2,100
	JEA Water & Sewer System Water Revenue	4.000%	10/1/40	2,290	2,293
	JEA Water & Sewer System Water Revenue	4.000%	10/1/40	640	642
	JEA Water & Sewer System Water Revenue	5.000%	10/1/42	3,750	4,143
	JEA Water & Sewer System Water Revenue	5.000%	10/1/43	4,485	4,932
	JEA Water & Sewer System Water Revenue	5.000%	10/1/44	4,440	4,868
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/32	1,340	1,432
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/35	1,495	1,594
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/36	1,200	1,276
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/38	2,275	2,391
[1]	Lake County School Board (Master Lease Program) COP, Prere.	5.000%	6/1/24	1,500	1,501
[1]	Lake County School Board (Master Lease Program) COP, Prere.	5.000%	6/1/24	1,760	1,761
[1]	Lake County School Board (Master Lease Program) COP, Prere.	5.000%	6/1/24	3,000	3,001
[1]	Lake County School Board COP	5.000%	6/1/31	5,000	5,035

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	5.000%	10/1/38	2,000	2,290
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	4.000%	10/1/39	2,185	2,197
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	5.000%	10/1/39	1,000	1,144
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	4.000%	10/1/40	1,395	1,385
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	4.000%	10/1/41	1,400	1,381
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	2,000	2,039
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	5,000	5,147
	Lakeland FL Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	3,755	3,780
	Lakeland FL Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	3,135	3,156
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	3.250%	10/1/26	1,025	984
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	3.750%	10/1/27	1,710	1,647
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/29	515	510
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/31	1,670	1,651
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/32	575	565
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/39	1,000	1,010
[1]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/26	1,000	1,004
[1]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/28	3,055	3,065
[1]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/30	3,300	3,311
[1]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/32	1,820	1,825
[1]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/33	1,000	1,003
[1]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/34	1,000	1,003
[1]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/35	1,000	1,002
	Lee County Housing Finance Authority Local or Guaranteed Housing Revenue	4.550%	1/1/40	3,346	3,358
	Lee County School Board COP	5.000%	8/1/27	5,010	5,021
	Lee County School Board COP	5.000%	8/1/28	4,080	4,089
	Lee County School Board COP	5.000%	8/1/34	3,500	3,568
	Lee County School Board COP	5.000%	8/1/35	4,270	4,353
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	2,250	2,345
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	7,290	7,731
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	3,870	4,172
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	4,500	4,767
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	5,695	6,010
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	3,000	3,147
	Manatee County FL GO (Conservation and Park Project)	5.000%	5/1/43	2,090	2,281
[1]	Marion County School Board COP	5.000%	6/1/41	10,000	10,897
[1]	Marion County School Board COP	5.000%	6/1/42	10,000	10,850
[1]	Marion County School Board COP	5.000%	6/1/43	7,000	7,571
[1]	Marion County School Board COP	5.250%	6/1/44	16,070	17,684
	Miami Beach FL GO	3.000%	5/1/32	4,440	4,231
	Miami Beach FL GO	3.000%	5/1/33	2,340	2,199
	Miami Beach FL GO	5.000%	5/1/34	2,920	3,177
	Miami Beach FL GO	5.000%	5/1/35	4,000	4,345
	Miami Beach FL GO	5.000%	5/1/36	2,700	2,915
	Miami Beach FL GO	5.000%	5/1/37	5,695	6,108
	Miami Beach FL GO	5.000%	5/1/38	5,980	6,373
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/26	1,085	1,103
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/28	1,910	1,942
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/29	2,015	2,047
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/30	1,860	1,888
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/32	1,335	1,354
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/34	2,500	2,532
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/35	4,400	4,450
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/26	1,560	1,612
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/28	1,695	1,786
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/29	3,920	4,134
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/30	3,250	3,342
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/31	2,500	2,568
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/32	2,230	2,289
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/33	2,400	2,455
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/34	2,555	2,608
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/35	2,760	2,811
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/28	720	765
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/29	1,000	1,065
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/30	1,215	1,296
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	825	828
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,000	1,003
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/34	4,000	4,011

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/35	5,200	5,214
[2]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/28	1,890	2,037
[2]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/29	2,005	2,199
[2]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/30	2,630	2,892
[2]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/31	2,765	3,038
[2]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/33	1,520	1,544
[1,8]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/27	1,430	1,492
[1,8]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/28	3,010	3,202
[1,8]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/29	3,160	3,374
[1,8]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/31	3,495	3,738
[1,8]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/33	3,865	4,119
[1,8]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/34	4,060	4,309
[1,8]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/35	2,000	2,116
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/36	1,735	1,966
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/37	1,250	1,403
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/38	1,500	1,670
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/40	4,235	4,656
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/41	5,450	5,962
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/42	5,880	6,408
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/43	4,000	4,347
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/34	2,500	2,523
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	3,420	3,422
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	3,470	3,474
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	1,245	1,246
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/28	1,885	1,930
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/29	2,150	2,198
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/30	1,690	1,692
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/31	2,000	2,002
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/32	600	611
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/32	2,550	2,552
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/33	6,450	6,455
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/39	625	596
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/34	1,705	1,751
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/35	15,390	15,779
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/35	8,210	8,417
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/36	14,000	14,318
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/36	8,620	8,816
	Miami-Dade County FL (Public Health Trust Program) GO	4.000%	7/1/33	6,785	6,959
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/30	6,795	6,975
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/31	2,055	2,062
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/33	5,150	5,655
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/34	1,615	1,655
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/34	4,005	4,108
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/35	3,100	3,149
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/35	2,880	2,951
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/36	1,260	1,268
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/37	4,250	4,221
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/38	4,250	4,148
	Miami-Dade County FL GO	5.000%	7/1/26	2,000	2,030
	Miami-Dade County FL GO	5.000%	7/1/29	5,100	5,257
	Miami-Dade County FL GO	3.000%	7/1/32	9,740	9,202
	Miami-Dade County FL GO	5.000%	7/1/32	1,055	1,070
	Miami-Dade County FL GO	3.000%	7/1/33	10,030	9,415
	Miami-Dade County FL GO	5.000%	7/1/33	4,710	5,173
	Miami-Dade County FL GO	5.000%	7/1/37	5,000	5,100
	Miami-Dade County FL GO	5.000%	7/1/38	5,020	5,115
	Miami-Dade County FL GO	5.000%	7/1/39	6,485	6,914
	Miami-Dade County FL GO	4.000%	7/1/42	1,820	1,825
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/29	5,000	4,147
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/29	2,500	2,582
	Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/30	12,555	12,716
	Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/31	11,270	11,372
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/31	2,155	1,659
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/32	3,285	3,567
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/32	2,890	2,138
	Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/34	3,150	3,312
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/34	3,625	3,937

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/34	4,915	5,336
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/34	2,640	1,786
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/35	5,675	6,149
	Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/36	3,405	3,527
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/36	5,955	6,428
	Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/37	3,540	3,625
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/37	3,195	3,428
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/37	5,000	5,364
[2]	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/37	3,000	1,749
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/38	4,405	4,702
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/38	6,565	7,008
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/38	27,735	15,036
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/39	4,625	4,920
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/39	6,895	7,334
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/39	18,250	9,375
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/40	6,610	3,190
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/41	4,100	1,864
	Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/42	7,295	7,277
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/44	5,000	1,902
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/45	2,500	898
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/30	10,965	11,110
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/31	10,000	10,114
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/43	2,000	2,076
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/45	5,000	5,297
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/30	7,050	7,155
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/31	10,000	10,160
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/32	11,500	11,670
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/33	1,665	1,756
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/33	10,115	10,261
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/34	11,000	11,200
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/34	5,260	5,490
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/35	10,020	10,186
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/35	7,000	7,247
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/36	2,650	2,357
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/36	8,025	8,123
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/36	3,225	3,437
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/37	11,510	11,588
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/37	7,765	7,939
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/37	5,370	5,694
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/38	4,720	4,978
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/39	9,325	9,462
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/39	4,285	4,319
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/40	2,395	1,952
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/41	5,330	5,352
[1,2]	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/43	5,065	4,049
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/43	12,360	12,799
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	600	637
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	500	536
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/32	1,000	1,002
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	1,020	1,050
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/37	1,000	1,021
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/25	1,500	1,512
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	10/1/25	3,180	3,226
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/30	3,290	3,234
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/40	3,450	3,250
	Miami-Dade County School Board COP	5.000%	11/1/27	10,000	10,052
	Miami-Dade County School Board COP	5.000%	11/1/28	10,045	10,097
	Miami-Dade County School Board COP	5.000%	11/1/29	10,000	10,050
	Miami-Dade County School Board GO	5.000%	3/15/35	1,130	1,153
	Miami-Dade FL Transit System County Sales Tax Revenue	5.000%	7/1/43	5,000	5,337
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/38	4,195	4,238
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/39	1,080	1,084
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/40	14,435	14,401
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/41	8,335	8,240
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/43	12,000	11,652
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/24	1,750	1,754
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/25	1,250	1,265

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/30	2,750	2,780
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/35	11,265	11,373
	Mirada Community Development District Special Assessment Revenue	5.000%	5/1/34	1,000	992
	Mirada Community Development District Special Assessment Revenue	5.625%	5/1/44	1,250	1,227
	North AR-1 Pasco Community Development District Special Assessment Revenue	5.750%	5/1/44	1,250	1,246
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	5,000	5,114
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	5,200	5,385
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	5,000	5,211
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	5,000	5,214
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	4,535	4,728
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	3,955	4,122
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/32	1,870	2,069
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/34	2,040	2,076
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/36	2,210	2,203
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/38	2,385	2,308
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/39	2,485	2,376
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/40	2,580	2,451
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/41	2,685	2,521
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/29	1,000	1,085
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/33	5,350	5,872
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/35	5,900	6,496
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/36	6,195	6,793
[1]	North Sumter County Utility Dependent District Water Revenue	4.000%	10/1/37	2,000	2,024
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/37	4,000	4,323
[1]	North Sumter County Utility Dependent District Water Revenue	4.000%	10/1/38	2,000	2,039
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/38	6,830	7,344
[1]	North Sumter County Utility Dependent District Water Revenue	4.000%	10/1/39	1,375	1,393
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/39	7,165	7,649
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/43	31,450	33,041
	Okaloosa County School Board COP	5.000%	10/1/25	595	607
	Okaloosa County School Board COP	5.000%	10/1/27	995	1,053
	Okaloosa County School Board COP	5.000%	10/1/28	1,340	1,445
	Okaloosa County School Board COP	5.000%	10/1/29	3,265	3,585
	Okaloosa County School Board COP	5.000%	10/1/30	2,450	2,734
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/27	2,165	2,286
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/28	1,485	1,597
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	7,930	8,193
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	3,055	3,158
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	1,500	1,551
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,650	1,843
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	2,000	2,261
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	5,185	5,354
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	6,415	6,606
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	1,000	1,127
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/36	5,000	5,133
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	1,000	1,108
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/39	1,500	1,648
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	1,400	1,526
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/41	2,250	2,440
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/42	1,250	1,345
	Orange County School Board COP	5.000%	8/1/33	21,500	22,040
	Orlando FL Miscellaneous Revenue	5.000%	10/1/37	3,000	3,218
	Orlando FL Miscellaneous Revenue	5.000%	10/1/38	3,030	3,229
[1]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/26	2,285	2,354
[1]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/27	1,325	1,381
[1]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/28	2,010	2,099
[1]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/29	2,020	2,113
[1]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/31	5,425	5,676
[1]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/33	2,095	2,184
[1]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/34	5,000	5,191
[1]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/35	3,125	3,241
[1]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/37	2,020	2,083
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/29	1,505	1,556
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/28	25,240	21,870
	Orlando Utilities Commission Water Revenue	5.000%	10/1/37	1,100	1,240
	Orlando Utilities Commission Water Revenue	5.000%	10/1/38	1,000	1,118
[11]	Osceola County Expressway Authority Highway Revenue, 5.550% coupon rate effective 10/1/24, ETM	0.000%	10/1/29	1,000	1,151

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[11]	Osceola County Expressway Authority Highway Revenue, 5.650% coupon rate effective 10/1/24, ETM	0.000%	10/1/30	1,400	1,652
[11]	Osceola County Expressway Authority Highway Revenue, 5.750% coupon rate effective 10/1/24, ETM	0.000%	10/1/31	1,625	1,974
[11]	Osceola County Expressway Authority Highway Revenue, 5.800% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	2,060	2,348
[11]	Osceola County Expressway Authority Highway Revenue, 5.900% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	3,000	3,438
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/28	1,000	823
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/29	1,410	1,109
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/29	500	537
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/30	1,500	1,125
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/30	600	644
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/31	1,990	1,427
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/31	500	536
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/32	2,400	1,645
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/32	500	536
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/33	3,670	2,396
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/33	950	1,016
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/34	1,300	1,387
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/35	1,300	1,380
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/36	2,535	1,397
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/36	700	737
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/37	2,850	1,484
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/37	1,440	1,506
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/38	3,250	1,591
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/38	1,005	1,047
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/39	1,200	1,245
	Palm Beach County Educational Facilities Authority College and University Revenue	5.000%	10/1/43	1,260	1,310
	Palm Beach County FL Appropriations Revenue	5.000%	5/1/33	6,000	6,158
	Palm Beach County FL Appropriations Revenue	5.000%	5/1/37	7,910	8,083
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	600	639
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/31	625	599
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	600	639
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,035	1,102
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,000	1,063
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,100	1,167
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	1,510	1,595
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	1,740	1,594
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	1,260	1,322
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	1,125	1,086
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	1,295	1,348
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/38	2,365	2,449
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/39	1,750	1,805
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	490	418
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/32	260	274
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/35	800	837
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/37	770	787
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/38	435	442
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/39	400	404
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/40	400	404
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/41	420	423
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/42	560	564
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	12/1/24	1,000	1,006
	Palm Beach County School District COP	5.000%	8/1/29	3,595	3,646
	Palm Beach County School District COP	5.000%	8/1/31	10,660	10,809
	Palm Beach County School District COP	5.000%	8/1/32	3,445	3,492
	Palm Beach County School District COP	5.000%	8/1/32	12,010	12,174
	Palm Beach County School District COP	5.000%	8/1/37	2,250	2,540
	Palm Beach County School District COP	5.000%	8/1/38	2,500	2,796
	Palm Beach County School District COP	5.000%	8/1/39	2,070	2,306
	Palm Beach County School District COP	5.000%	8/1/40	4,000	4,423
	Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/26	2,275	2,302
	Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/27	4,055	4,105

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Panama City Beach FL Tax Allocation Revenue (Front Beach Road Project)	5.000%	11/1/34	1,000	1,103
	Panama City Beach FL Tax Allocation Revenue (Front Beach Road Project)	5.000%	11/1/37	530	567
	Panama City Beach FL Tax Allocation Revenue (Front Beach Road Project)	5.000%	11/1/38	500	531
	Panama City Beach FL Tax Allocation Revenue (Front Beach Road Project)	5.000%	11/1/39	1,000	1,053
[8]	Pasco County FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	37,500	40,575
[1]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/31	4,000	4,446
[1]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/32	4,000	4,497
[1]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/33	4,245	4,823
[1]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/34	5,000	5,684
[1]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/35	5,000	5,673
[1]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/36	4,420	4,980
[1]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/37	1,720	1,951
[1]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/38	1,365	1,538
[1]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/39	1,860	2,084
[1]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/40	3,490	3,889
[1]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/41	3,000	3,327
[1]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/42	6,330	6,992
[1]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/43	6,680	7,346
	Peace River Manasota Regional Water Supply Authority Water Revenue	3.000%	10/1/36	2,000	1,790
	Peace River Manasota Regional Water Supply Authority Water Revenue	3.000%	10/1/37	3,190	2,768
	Pembroke Pines FL Miscellaneous Revenue	3.000%	7/1/36	4,825	4,300
[8]	Pinellas County Educational Facilities Authority Charter School Aid Revenue	4.000%	6/1/36	3,325	2,862
	Pinellas County School Board (Master Lease Program) COP	4.000%	7/1/34	1,000	1,040
	Pinellas County School Board (Master Lease Program) COP	4.000%	7/1/37	500	512
	Pinellas County School Board (Master Lease Program) COP	4.000%	7/1/38	250	254
	Pinellas County School Board (Master Lease Program) COP	4.000%	7/1/39	500	505
	Polk County FL Utility System Water Revenue	5.000%	10/1/37	1,810	1,988
	Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/27	980	1,015
	Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/28	3,160	3,261
	Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/29	2,115	2,181
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/30	2,210	2,222
	Sarasota County FL Utility System Revenue Water Revenue	5.250%	10/1/39	1,990	2,237
	Sarasota County FL Utility System Revenue Water Revenue	5.250%	10/1/40	1,570	1,755
	Sarasota County FL Utility System Revenue Water Revenue	5.250%	10/1/41	1,830	2,033
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	13,550	13,993
	Sarasota County School Board (Master Lease Program) COP	5.000%	7/1/26	2,260	2,337
	Sarasota County School Board (Master Lease Program) COP	5.000%	7/1/27	1,295	1,364
	Sarasota County School Board (Master Lease Program) COP	5.000%	7/1/28	2,000	2,147
	Sarasota County School Board (Master Lease Program) COP	5.000%	7/1/35	3,500	4,018
	Sarasota County School Board (Master Lease Program) COP	5.000%	7/1/36	3,220	3,668
	Sarasota County School Board (Master Lease Program) COP	5.000%	7/1/37	2,500	2,821
	Sarasota Water FL Utility System Water Revenue	5.000%	10/1/45	4,025	4,263
	School Board of Miami-Dade County GO	5.000%	3/15/39	1,535	1,558
[8]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/31	275	262
[8]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/36	785	710
[8]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/41	425	354
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.000%	11/15/29	2,000	1,909
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.250%	11/15/39	3,050	2,724
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	4.000%	5/1/33	11,090	11,164
	South Florida Water Management District COP	5.000%	10/1/26	9,290	9,558
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	4,345	4,473
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	5,010	5,246
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	3,500	3,673
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	4,000	4,182
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	4.000%	8/15/33	9,025	9,120
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	13,865	14,355
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	5,000	5,135
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	4.000%	8/15/42	9,000	8,443
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/29	670	633
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/30	400	374
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/31	620	573
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/36	3,135	2,745
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/41	3,850	3,073
[1]	St. Johns County School Board COP	5.000%	7/1/40	1,525	1,675
[1]	St. Johns County School Board COP	5.000%	7/1/42	5,860	6,360
[1]	St. Johns County School Board COP	5.000%	7/1/43	3,860	4,168
[1]	St. Johns County School Board COP	5.000%	7/1/44	2,710	2,917

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sumter County FL IDA Health, Hospital, Nursing Home Revenue (Central Florida Health Alliance Project)	5.000%	7/1/24	500	500
	Sumter County FL IDA Health, Hospital, Nursing Home Revenue (Central Florida Health Alliance Project)	5.000%	7/1/28	500	500
	Sumter County FL IDA Health, Hospital, Nursing Home Revenue (Central Florida Health Alliance Project)	5.000%	7/1/29	500	500
	Sumter County FL IDA Health, Hospital, Nursing Home Revenue (Central Florida Health Alliance Project)	5.125%	7/1/34	1,135	1,136
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/29	3,015	3,028
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/30	2,000	2,006
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/31	2,085	2,094
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/34	5,000	5,078
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/35	6,455	6,478
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/36	3,350	3,360
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/37	3,000	3,008
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	955	958
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,800	1,820
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,600	1,620
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,550	1,571
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/27	1,020	1,025
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/28	1,000	1,005
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/32	1,335	1,342
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/33	2,015	2,025
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/35	2,100	2,109
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/36	2,300	2,309
[7]	Tampa Bay Water Revenue	6.000%	10/1/29	10,010	11,529
	Tampa FL Appropriations Revenue	3.000%	10/1/34	4,730	4,442
	Tampa FL Appropriations Revenue	3.000%	10/1/35	2,870	2,672
	Tampa FL Appropriations Revenue	2.000%	10/1/38	3,620	2,594
	Tampa FL Appropriations Revenue	2.000%	10/1/39	4,815	3,341
	Tampa FL Appropriations Revenue	2.000%	10/1/40	5,125	3,466
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/26	1,400	1,414
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/30	1,650	1,669
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/32	1,880	1,902
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/33	2,340	2,367
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/34	2,505	2,534
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/35	1,680	1,699
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/28	290	305
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/29	300	320
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/30	575	622
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/31	375	407
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/32	300	325
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/33	275	298
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/34	375	406
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/35	525	567
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/36	1,075	1,152
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	3.000%	7/1/37	400	353
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/37	3,125	3,177
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	4.000%	7/1/39	1,000	991
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/40	1,200	1,260
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/33	400	269
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/34	2,440	1,570
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/35	2,320	1,423
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/37	3,000	1,635
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/39	2,400	1,164
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/40	1,250	572
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/28	2,500	2,626
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/29	2,500	2,626
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/30	3,705	3,891
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/32	605	619
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/33	625	638
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/34	650	662
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/35	680	692
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/36	705	715
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/37	5,000	5,037
[2]	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/42	5,390	5,265
	Tohopekaliga Water Authority Water Revenue	4.000%	10/1/33	1,730	1,747
	Tohopekaliga Water Authority Water Revenue	4.000%	10/1/34	1,285	1,296
	University of Florida Department of Housing & Residence Education Housing Local or Guaranteed Housing Revenue	4.000%	7/1/33	6,720	6,931
	USF Financing Corp. COP	5.000%	7/1/30	5,420	5,519

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Village Community Development District No. 13 Special Assessment Revenue	2.550%	5/1/31	1,500	1,376
	Village Community Development District No. 13 Special Assessment Revenue	2.850%	5/1/36	1,000	869
[8]	Village Community Development District No. 15 Special Assessment Revenue	4.850%	5/1/38	1,000	1,016
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/27	1,125	1,135
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/27	1,000	1,045
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/28	2,000	2,019
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/28	1,500	1,570
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/29	1,110	1,121
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/30	2,355	2,378
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/31	1,000	1,010
	Volusia County Educational Facility Authority College & University Revenue	4.000%	10/15/35	400	408
	Volusia County Educational Facility Authority College & University Revenue	4.000%	10/15/36	510	516
	Volusia County Educational Facility Authority College & University Revenue	4.000%	10/15/37	725	728
	Volusia County Educational Facility Authority College & University Revenue	4.000%	10/15/38	750	748
	Volusia County Educational Facility Authority College & University Revenue	4.000%	10/15/39	1,000	987
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/42	4,930	5,060
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/24	635	636
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/27	1,835	1,840
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/28	1,650	1,654
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/29	2,350	2,356
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/30	3,895	3,906
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/31	6,375	6,394
	Westside Haines City Community Development District Special Assessment Revenue (Assessment Area Two Project)	5.750%	5/1/44	1,500	1,491
[2]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/36	1,000	1,096
[2]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/41	1,000	1,063
[2]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/30	1,150	1,271
[2]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/32	1,250	1,402
[2]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/36	2,000	2,220
[2]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/38	2,000	2,150
[2]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/40	2,250	2,401
[2]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/41	1,855	1,972
					3,283,278
Georgia (3.4%)
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/36	9,230	9,871
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/37	9,740	10,323
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/39	9,335	9,762
	Athens-Clarke County GA Unified Government Water & Sewerage Water Revenue	5.000%	1/1/27	2,325	2,346
	Athens-Clarke County GA Unified Government Water & Sewerage Water Revenue	5.000%	1/1/28	2,500	2,524
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/25	2,540	2,579
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/27	1,000	1,017
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	1,365	1,388
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/30	1,280	1,302
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/38	3,180	3,404
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/40	11,000	11,693
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/40	4,400	4,826
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/41	10,000	10,924
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/28	1,995	2,151
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/29	1,045	1,146
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/38	2,680	2,706
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/39	2,785	2,773
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/39	1,500	1,493
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/39	5,880	6,488
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/40	2,900	2,886
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/40	2,400	2,389
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/40	3,175	3,482
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/41	2,500	2,485
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/41	6,485	7,084
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/41	1,795	1,978
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/42	2,135	2,107
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/42	2,000	1,974
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/42	2,415	2,651
	Atlanta GA GO	5.000%	12/1/39	7,840	8,761
[1]	Atlanta GA Water & Wastewater Water Revenue	5.750%	11/1/25	6,565	6,791
[1]	Atlanta GA Water & Wastewater Water Revenue	5.750%	11/1/26	15,280	16,193
	Atlanta GA Water & Wastewater Water Revenue	4.000%	11/1/34	2,275	2,311
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/34	7,220	7,647

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/34	3,260	3,453
Atlanta GA Water & Wastewater Water Revenue	4.000%	11/1/35	2,305	2,329
Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/35	4,000	4,228
Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/35	4,010	4,239
Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/36	14,010	14,754
Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/37	1,000	1,049
Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/40	2,260	2,281
Augusta Development Authority Health, Hospital, Nursing Home Revenue (Health System Inc. Project)	5.000%	7/1/35	3,065	3,203
Augusta Development Authority Health, Hospital, Nursing Home Revenue (Health System Inc. Project)	5.000%	7/1/36	1,020	1,065
Augusta GA Water & Sewer Water Revenue	5.000%	10/1/26	9,030	9,325
Augusta GA Water & Sewer Water Revenue	5.000%	10/1/27	9,480	9,958
Augusta GA Water & Sewer Water Revenue	5.000%	10/1/28	9,960	10,479
Bartow County Development Authority Electric Power & Light Revenue PUT	3.950%	3/8/28	11,680	11,702
Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,500	2,715
Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,650	1,789
Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,850	3,072
Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	2,535	2,718
Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	2,990	3,182
Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,335	1,414
Brookhaven Urban Redevelopment Agency Intergovernmental Agreement Revenue	4.000%	7/1/43	1,710	1,685
Bulloch County Development Authority College & University Revenue	5.000%	7/1/29	880	929
Bulloch County Development Authority College & University Revenue	5.000%	7/1/30	1,080	1,142
Bulloch County Development Authority College & University Revenue	5.000%	7/1/32	1,435	1,517
Bulloch County Development Authority College & University Revenue	5.000%	7/1/33	1,595	1,685
Bulloch County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/34	1,140	1,257
Bulloch County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	1,000	1,099
Bulloch County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/36	1,000	1,011
Bulloch County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/37	1,290	1,292
Bulloch County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/38	1,355	1,340
Burke County Development Authority Electric Power & Light Revenue (Georgia Power Company Plant Vogtle Project)	2.200%	10/1/32	2,100	1,700
Burke County Development Authority Electric Power & Light Revenue (Georgia Power Company Plant Vogtle Project) PUT	3.875%	3/6/26	3,855	3,860
Burke County Development Authority Electric Power & Light Revenue (Georgia Power Company Plant Vogtle Project) PUT	3.375%	3/12/27	2,215	2,185
Burke County Development Authority Electric Power & Light Revenue PUT	1.500%	2/3/25	5,815	5,623
Burke County Development Authority Electric Power & Light Revenue PUT	3.375%	3/12/27	2,280	2,249
Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/33	450	460
Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/35	1,245	1,269
Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/37	775	779
Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	3.000%	7/1/38	680	577
Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	3.000%	7/1/39	925	776
Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	3.000%	7/1/40	1,000	831
Cherokee County Board of Education GO	5.000%	8/1/33	1,780	1,850
Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,285	3,371
Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	3,250	3,336
Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/30	430	468
Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/32	410	450
Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/34	470	515
Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	300	328
Clayton County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/36	650	656
Clayton County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/37	715	716
Clayton County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/38	635	625
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	500	528
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	1,000	1,056
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	575	616
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	1,245	1,334
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	450	488
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	450	486
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	530	573
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/32	475	481
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/32	795	805

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/33	725	735
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/33	425	431
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/34	500	507
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/35	600	607
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	750	755
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/37	800	698
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/38	1,000	1,058
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/38	1,175	1,243
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	790	787
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	500	498
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/40	1,150	1,206
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/40	1,150	1,206
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/41	400	391
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/45	1,500	1,152
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/25	400	404
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/26	700	716
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/27	900	935
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/28	1,000	1,035
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/29	1,640	1,700
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/30	1,230	1,277
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/32	2,250	2,336
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/33	2,620	2,719
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/34	3,350	3,477
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/35	2,500	2,591
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/36	4,300	4,445
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/37	4,500	4,633
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/41	3,710	3,945
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/42	2,320	2,461
Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/43	3,885	4,100
Coweta County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,130	1,194
Coweta County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	8,160	8,534
Coweta County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	9,100	9,458
Coweta County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	9,565	9,906
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/29	1,280	1,335
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/30	1,020	1,065
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	4.000%	7/1/32	1,000	1,007
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/34	1,100	1,151
Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/36	1,160	1,210
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/29	1,210	1,290
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/30	1,265	1,364
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/31	1,065	1,144
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/32	1,020	1,095
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/34	1,450	1,465
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/35	1,490	1,502
Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/36	1,000	1,002
Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	5.000%	3/1/33	1,750	1,811
Dalton GA GO	5.000%	2/1/42	9,000	9,418
DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/35	1,145	1,312
DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/38	1,060	1,178
DeKalb County Housing Authority Local or Guaranteed Housing Revenue (1086 On Montreal Project)	4.000%	3/1/34	7,680	7,432
DeKalb County Housing Authority Local or Guaranteed Housing Revenue (Kensington Station Project)	4.000%	12/1/33	12,700	12,456
DeKalb County Housing Authority Local or Guaranteed Housing Revenue (Park at 500 Project)	4.000%	3/1/34	15,610	15,107
DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,086
DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,000	1,015
Downtown Savannah Authority Lease (Non-Terminable) Revenue	5.000%	6/1/30	2,215	2,297
Forsyth County School District GO	5.000%	2/1/27	1,000	1,049
Forsyth County School District GO	5.000%	2/1/34	2,535	2,718
Forsyth County School District GO	5.000%	2/1/35	3,790	4,060
Forsyth County School District GO	5.000%	2/1/37	2,250	2,393
Fulton County Development Authority College & University Revenue	5.000%	6/15/34	1,160	1,254
Fulton County Development Authority College & University Revenue	5.000%	6/15/36	1,015	1,090
Fulton County Development Authority College & University Revenue	5.000%	6/15/38	1,165	1,234
Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,010	3,089

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,640	2,709
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,600	1,725
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,825	1,957
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,750	1,854
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/36	8,810	9,254
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/37	2,200	2,203
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/38	3,500	3,461
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/39	4,255	4,172
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/25	400	404
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/26	600	614
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/27	530	551
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/28	560	580
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/29	500	518
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/30	870	903
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/31	900	934
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/35	4,700	4,871
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/37	2,820	2,903
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	2,080	2,049
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	1,680	1,640
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	7,500	7,518
[8]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/29	4,740	4,510
[8]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/29	1,870	1,779
[8]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/30	1,945	1,836
[8]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/31	2,030	1,894
[8]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	5.000%	4/1/37	8,665	8,275
[8]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/41	13,735	11,054
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	21,755	23,427
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	12,095	12,998
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/36	7,715	7,843
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/37	2,640	2,613
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/38	5,355	5,286
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/39	5,570	5,460
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/41	2,580	2,480
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	4.000%	2/15/37	1,500	1,514
	Gainesville School District GO	4.000%	11/1/35	1,000	1,040
	Gainesville School District GO	4.000%	11/1/36	1,000	1,033
	Georgia GO	5.000%	7/1/28	25,490	27,534
	Georgia GO	5.000%	7/1/29	10,730	11,816
	Georgia GO	5.000%	1/1/31	11,165	12,614
	Georgia GO	5.000%	7/1/31	10,955	11,825
	Georgia GO	5.000%	1/1/32	14,420	16,540
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/29	14,000	14,719
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/29	8,000	8,411
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/25	1,300	1,301
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/28	1,270	1,333
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/29	1,140	1,215
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/30	1,225	1,300
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/31	1,385	1,471
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/32	1,450	1,540
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/33	1,200	1,274
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/34	2,295	2,435
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/35	925	981
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/36	1,145	1,210
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/37	1,115	1,173
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/38	1,150	1,203
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/28	16,330	16,753
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/28	580	609

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/32	1,355	1,483
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	4.000%	1/1/33	2,000	2,050
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	4.000%	1/1/35	2,305	2,352
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	4.000%	1/1/36	1,000	1,015
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	4.000%	1/1/37	1,500	1,509
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	3.000%	1/1/38	710	594
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	3.000%	1/1/39	730	596
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	3.000%	1/1/40	500	401
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/28	625	656
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/29	500	519
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/31	890	926
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/31	1,655	1,747
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/32	750	780
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/32	600	633
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/33	800	832
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/33	500	528
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/34	9,000	9,358
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/34	2,560	2,701
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/35	2,225	2,312
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/35	725	764
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/35	340	379
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/36	1,300	1,347
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/36	2,055	2,161
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/36	660	728
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/36	650	720
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/37	1,350	1,392
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/37	2,420	2,533
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/37	545	596
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/37	500	548
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/38	1,455	1,489
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/38	2,355	2,453
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/38	1,480	1,572
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/38	750	813
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/38	500	544
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/39	2,100	2,178
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/39	1,620	1,719
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/39	620	669
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/40	1,200	1,266
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/40	1,000	1,073
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/40	700	753
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/41	1,055	1,127
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/41	1,170	1,254
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/42	1,360	1,424
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/42	1,000	1,064
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/42	1,275	1,362
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/43	1,010	1,070
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/43	1,000	1,063
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/26	6,640	6,787
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	39,845	40,877
[2]	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	28,000	28,872
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/29	90	92
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/25	5,215	5,253
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/29	1,200	1,279
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/30	1,095	1,102
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/30	1,250	1,352
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/32	1,500	1,641
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/34	2,550	2,775
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/34	1,365	1,501
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/35	5,845	5,878
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/35	1,250	1,359
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/36	3,330	3,605
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/37	3,260	3,504
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	4.000%	1/1/38	1,540	1,536
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	4.000%	1/1/39	1,560	1,531
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	4.000%	1/1/40	1,250	1,213
	Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/37	3,120	3,512
	Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/38	2,250	2,506

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/39	2,625	2,666
Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/40	7,840	7,900
Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/41	7,365	8,035
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/28	710	751
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/29	565	594
Georgia State Road & Tollway Authority Highway Revenue	4.000%	7/15/40	10,000	10,100
Georgia State Road & Tollway Authority Highway Revenue	4.000%	7/15/41	10,000	10,038
Georgia State Road & Tollway Authority Highway Revenue	4.000%	7/15/43	10,000	9,852
Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	4,365	4,398
Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	12,110	12,190
Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/35	1,000	958
Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	1,325	1,263
Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,750	1,644
Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/26	500	511
Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/30	500	519
Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/32	1,000	1,038
Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/34	1,250	1,298
Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/36	2,300	2,377
Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/37	2,100	2,162
Gwinnett County School District GO	5.000%	8/1/26	10,435	10,827
Gwinnett County School District GO	5.000%	8/1/27	15,615	16,527
Gwinnett County School District GO	5.000%	2/1/39	15,000	16,038
Henry County Hospital Authority Health, Hospital, Nursing Home Revenue (Piedmont Fayette Hospital Project)	5.000%	7/1/30	5,375	5,385
Henry County Hospital Authority Health, Hospital, Nursing Home Revenue (Piedmont Fayette Hospital Project)	5.000%	7/1/34	10,000	10,018
Jackson County GA School District GO	5.000%	3/1/31	1,425	1,552
Jackson County GA School District GO	5.000%	3/1/32	1,020	1,109
LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/25	450	455
LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/26	630	644
LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/28	835	865
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/29	4,000	4,111
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/32	850	896
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/33	1,050	1,091
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/35	2,770	2,898
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/36	7,055	7,399
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/37	2,335	2,449
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/38	4,615	4,764
Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/2/24	31,755	31,759
Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	71,225	71,267
Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/27	26,400	26,356
Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/28	155,865	155,715
Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/29	67,725	70,327
Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/29	57,085	56,710
Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/30	170,305	178,782
Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/30	43,065	44,726
Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/30	138,205	145,515
Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/30	72,725	75,297
Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/31	111,445	117,686
Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/31	75,910	80,377
Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/32	48,740	51,408
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/30	5,300	5,499
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/31	9,015	9,344
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/33	14,000	14,249
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/34	16,465	16,729
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/35	12,000	12,143
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/36	22,080	22,773
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/37	8,000	7,159
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/38	4,335	3,784
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/39	2,000	1,711
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/39	2,055	1,759
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/39	1,000	1,122
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/40	7,065	5,953
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/40	3,000	2,528
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/41	4,000	3,318
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/41	8,007	8,039
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/42	1,000	817

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, ETM	5.250%	7/1/26	4,810	4,997
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Prere.	5.000%	7/1/26	5,310	5,500
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/29	450	484
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/30	700	762
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/32	700	771
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/33	850	935
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/34	1,000	1,100
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/35	2,100	2,305
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	4.000%	6/15/36	1,000	1,013
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	4.000%	6/15/37	2,300	2,310
	Monroe County Development Authority Electric Power & Light Revenue PUT	3.875%	3/6/26	2,075	2,078
	Monroe County Development Authority Electric Power & Light Revenue PUT	3.875%	3/6/26	2,810	2,814
	Monroe County Development Authority Electric Power & Light Revenue PUT	3.875%	3/6/26	1,230	1,232
	Monroe County Development Authority Electric Power & Light Revenue PUT	3.875%	3/6/26	1,230	1,232
	Paulding County GA Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/41	1,750	1,711
	Paulding County GA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/43	1,565	1,645
	Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/29	500	535
	Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/31	600	659
	Private Colleges & Universities Authority College & University Revenue	5.000%	6/1/31	475	513
	Private Colleges & Universities Authority College & University Revenue	5.000%	6/1/32	400	433
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/32	1,675	1,835
	Private Colleges & Universities Authority College & University Revenue	5.000%	6/1/33	550	596
[8]	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/33	50,000	56,684
	Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/34	400	406
	Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/35	500	504
	Private Colleges & Universities Authority College & University Revenue	4.000%	4/1/38	1,400	1,404
	Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/38	115	113
	Private Colleges & Universities Authority College & University Revenue	4.000%	4/1/39	1,300	1,298
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/39	11,480	12,248
	Private Colleges & Universities Authority College & University Revenue	4.000%	4/1/41	1,650	1,623
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/29	350	374
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/30	125	135
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/31	100	109
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/32	150	162
	Rockdale County Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,125	2,141
	Rockdale County Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	2,395	2,368
[8]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/28	3,250	3,488
[8]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/29	4,290	4,685
[8]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/30	3,000	3,316
[8]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/31	7,000	7,802
	Valdosta & Lowndes County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/42	2,300	2,527
	Valdosta & Lowndes County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/44	2,300	2,506
	Valdosta & Lowndes County Hospital Authority Intergovernmental Agreement Revenue RAN	5.000%	10/1/32	1,055	1,151
	Valdosta & Lowndes County Hospital Authority Intergovernmental Agreement Revenue RAN	5.000%	10/1/35	1,265	1,373
	Valdosta & Lowndes County Hospital Authority Intergovernmental Agreement Revenue RAN	5.000%	10/1/37	575	618
	Valdosta & Lowndes County Hospital Authority Intergovernmental Agreement Revenue RAN	4.000%	10/1/38	675	674
					2,457,817
Guam (0.2%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/26	750	767
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/27	600	622
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/28	1,300	1,301
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/28	1,000	1,040
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/29	2,065	2,150
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/29	1,000	1,071
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/30	1,250	1,355
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/31	1,000	1,094
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/31	1,330	1,455
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/32	1,325	1,462
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/32	3,000	3,310
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/33	2,000	2,223

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/33	3,100	3,446
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/34	1,475	1,652
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/34	1,800	2,016
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/35	1,600	1,785
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/36	1,450	1,606
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/37	1,350	1,480
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/44	1,000	1,062
Guam Hotel Occupancy Tax Revenue	5.000%	11/1/28	500	520
Guam Hotel Occupancy Tax Revenue	5.000%	11/1/29	500	524
Guam Hotel Occupancy Tax Revenue	5.000%	11/1/30	375	395
Guam Income Tax Revenue	5.000%	12/1/31	4,000	4,071
Guam Miscellaneous Taxes Revenue	5.000%	11/15/24	9,240	9,261
Guam Miscellaneous Taxes Revenue	5.000%	11/15/25	11,035	11,147
Guam Miscellaneous Taxes Revenue	5.000%	11/15/26	5,940	6,009
Guam Miscellaneous Taxes Revenue	5.000%	1/1/30	625	659
Guam Miscellaneous Taxes Revenue	5.000%	11/15/30	10,100	10,236
Guam Miscellaneous Taxes Revenue	5.000%	1/1/31	1,375	1,458
Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	4,025	3,688
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/26	1,225	1,245
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/26	2,080	2,115
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	1,230	1,264
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	3,795	3,900
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/28	1,245	1,250
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/28	5,165	5,321
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/28	3,615	3,754
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/29	5,425	5,597
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/29	4,440	4,655
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	5,695	5,877
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	7,520	7,947
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	9,775	10,392
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/32	5,380	5,546
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/32	3,570	3,817
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/33	4,250	4,541
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/34	1,825	1,881
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/34	3,385	3,608
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/35	2,690	2,767
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/35	1,350	1,433
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/36	3,815	3,909
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/37	5,000	5,098
				164,782
Hawaii (0.7%)
Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/35	16,565	17,132
Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/36	27,670	28,460
Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/37	4,505	4,599
Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/38	30,000	30,252
Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/39	15,000	14,899
Hawaii County HI GO	5.000%	9/1/28	1,000	1,027
Hawaii County HI GO	5.000%	9/1/30	1,000	1,027
Hawaii GO	5.000%	8/1/24	10,000	10,031
Hawaii GO	5.000%	4/1/25	19,785	20,057
Hawaii GO	5.000%	10/1/25	12,015	12,287
Hawaii GO	4.000%	4/1/28	5,050	5,099
Hawaii GO	5.000%	5/1/28	14,910	15,652
Hawaii GO	5.000%	10/1/28	8,080	8,374
Hawaii GO	5.000%	10/1/28	9,085	9,415
Hawaii GO	4.000%	4/1/29	10,000	10,093
Hawaii GO	5.000%	10/1/29	7,000	7,248
Hawaii GO	4.000%	4/1/30	14,190	14,317
Hawaii GO	4.000%	5/1/30	13,815	14,053
Hawaii GO	4.000%	4/1/31	1,410	1,423
Hawaii GO	4.000%	10/1/31	5,000	5,045
Hawaii GO	4.000%	10/1/32	5,285	5,333
Hawaii GO	5.000%	1/1/33	10,750	11,449
Hawaii GO	4.000%	1/1/34	8,740	8,959
Hawaii GO	5.000%	1/1/34	8,745	9,315
Hawaii GO	5.000%	1/1/36	22,430	23,820
Hawaii GO	5.000%	1/1/36	13,000	14,010

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Hawaii GO	5.000%	1/1/38	2,480	2,651
Hawaii GO, Prere.	5.000%	8/1/24	2,975	2,983
Hawaii GO, Prere.	5.000%	8/1/24	2,515	2,522
Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/36	1,000	1,028
Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/37	850	864
Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/38	1,305	1,316
Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/40	700	700
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/26	4,990	5,137
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/27	1,750	1,835
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/29	9,195	10,019
Honolulu HI City & County (Honolulu Rail Transit Project) GO	3.000%	7/1/37	640	575
Honolulu HI City & County (Honolulu Rail Transit Project) GO	3.000%	7/1/38	1,945	1,701
Honolulu HI City & County (Honolulu Rail Transit Project) GO	3.000%	7/1/41	2,130	1,767
Honolulu HI City & County GO	5.000%	10/1/26	7,500	7,651
Honolulu HI City & County GO	5.000%	10/1/26	5,135	5,239
Honolulu HI City & County GO	5.000%	10/1/27	4,030	4,110
Honolulu HI City & County GO	5.000%	10/1/28	4,000	4,077
Honolulu HI City & County GO	5.000%	10/1/29	2,280	2,322
Honolulu HI City & County GO	5.000%	10/1/31	12,690	12,918
Honolulu HI City & County GO	5.000%	10/1/33	4,000	4,071
Honolulu HI City & County GO	4.000%	7/1/34	1,405	1,461
Honolulu HI City & County GO	5.000%	9/1/34	8,035	8,417
Honolulu HI City & County GO	4.000%	9/1/36	2,930	2,992
Honolulu HI City & County GO	3.000%	7/1/37	1,995	1,805
Honolulu HI City & County GO	3.000%	7/1/37	2,030	1,807
Honolulu HI City & County GO	4.000%	7/1/38	1,000	1,017
Honolulu HI City & County GO	5.000%	7/1/38	1,000	1,117
Honolulu HI City & County GO	4.000%	7/1/39	2,560	2,587
Honolulu HI City & County GO	5.000%	7/1/39	1,000	1,112
Honolulu HI City & County GO	4.000%	9/1/39	1,820	1,829
Honolulu HI City & County GO	4.000%	7/1/40	1,000	1,008
Honolulu HI City & County GO	5.000%	7/1/40	605	668
Honolulu HI City & County GO	5.000%	7/1/41	1,000	1,099
Honolulu HI City & County GO	5.000%	7/1/42	1,000	1,095
Honolulu HI City & County GO	5.000%	7/1/43	1,000	1,090
Honolulu HI City & County Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	4,170	4,251
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/26	3,000	3,045
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/34	4,010	4,141
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/35	8,020	8,264
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/36	3,000	3,175
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/38	6,000	6,047
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/40	2,000	2,208
Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	6,765	6,883
Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	6,835	6,954
Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	8,220	8,363
Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	18,060	18,374
Kauai County Community Facilities District Special Tax Revenue (Kukui'ula Development Project)	4.375%	5/15/42	4,000	3,520
Maui County HI GO	2.000%	3/1/39	2,365	1,673
Maui County HI GO	2.000%	3/1/40	2,425	1,667
Maui County HI GO	2.000%	3/1/41	1,485	996
University of Hawaii College & University Revenue	3.000%	10/1/34	3,535	3,306
University of Hawaii College & University Revenue	4.000%	10/1/35	1,845	1,906
University of Hawaii College & University Revenue	3.000%	10/1/36	2,845	2,585
University of Hawaii College & University Revenue (Medical School Project)	5.000%	10/1/26	7,010	7,273
				500,597
Idaho (0.1%)
Boise City ID Airport Port, Airport & Marina Revenue (Public Parking Facilities Project)	5.000%	9/1/39	1,265	1,373
Canyon County School District No. 139 Vallivue GO	5.000%	9/15/39	750	832
Canyon County School District No. 139 Vallivue GO	5.000%	9/15/40	2,550	2,810
Canyon County School District No. 139 Vallivue GO	5.000%	9/15/42	2,175	2,377
Canyon County School District No. 139 Vallivue GO	5.000%	9/15/43	1,000	1,090
Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,750	2,788
Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/28	4,060	4,229
Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/29	4,810	5,040
Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/30	4,525	4,741
Idaho Health Facilities Authority Revenue (Kootenai Health Project)	4.375%	7/1/34	4,425	4,428
Idaho Housing & Finance Association Appropriations Revenue	5.000%	7/15/31	750	834

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/36	1,000	1,018
	Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/37	1,250	1,260
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/25	2,070	2,105
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/26	1,010	1,045
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/27	5,655	5,954
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	5.500%	1/1/53	17,755	18,661
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	6.000%	7/1/54	3,670	4,011
	Idaho Housing & Finance Association Sales Tax Revenue	5.000%	8/15/32	600	687
	Idaho Housing & Finance Association Sales Tax Revenue	5.000%	8/15/35	1,000	1,137
	Idaho Housing & Finance Association Sales Tax Revenue	5.000%	8/15/36	1,500	1,693
	Idaho Housing & Finance Association Sales Tax Revenue	5.000%	8/15/37	1,000	1,118
	Idaho Housing & Finance Association Sales Tax Revenue	5.000%	8/15/38	1,900	2,110
	Idaho Housing & Finance Association Sales Tax Revenue	5.000%	8/15/39	4,500	4,978
[2]	University of Idaho College & University Revenue	5.000%	4/1/34	1,735	1,902
[2]	University of Idaho College & University Revenue	5.000%	4/1/36	1,915	2,085
[2]	University of Idaho College & University Revenue	5.000%	4/1/38	1,000	1,073
[2]	University of Idaho College & University Revenue	4.000%	4/1/40	1,150	1,155
					82,534
Illinois (5.8%)
[1]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/26	1,070	1,078
[1]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/28	1,085	1,099
[1]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/29	2,734	2,764
	Champaign County Community Unit School District No. 4 Champaign GO	5.000%	1/1/31	1,640	1,676
	Champaign County Community Unit School District No. 4 Champaign GO	5.000%	1/1/33	2,100	2,221
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/33	1,700	1,915
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/34	2,000	2,242
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/35	5,700	6,377
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/35	825	871
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/36	3,000	3,335
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	6.100%	4/1/36	9,500	10,097
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/37	7,355	8,094
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/38	3,250	3,487
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/39	2,750	2,985
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/40	4,100	4,425
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/41	4,025	4,238
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.500%	4/1/42	5,270	5,768
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.500%	4/1/43	4,640	5,055
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/33	1,700	1,766
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/34	1,535	1,594
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/35	1,615	1,674
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/37	1,350	1,389
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/38	1,700	1,742
	Chicago Board of Education GO	5.000%	12/1/24	20,000	20,085
	Chicago Board of Education GO	0.000%	12/1/25	1,300	1,212
	Chicago Board of Education GO	5.000%	12/1/25	11,000	11,136
[7]	Chicago Board of Education GO	0.000%	12/1/26	5,855	5,244
[1]	Chicago Board of Education GO	5.000%	12/1/26	3,560	3,646
	Chicago Board of Education GO	5.000%	12/1/26	12,265	12,537
	Chicago Board of Education GO	5.000%	12/1/26	5,000	5,111
	Chicago Board of Education GO	7.000%	12/1/26	19,600	20,451
	Chicago Board of Education GO	0.000%	12/1/27	1,290	1,102
	Chicago Board of Education GO	4.000%	12/1/27	7,175	7,128
[1]	Chicago Board of Education GO	5.000%	12/1/27	2,750	2,836
	Chicago Board of Education GO	5.000%	12/1/27	1,000	1,031
	Chicago Board of Education GO	5.000%	12/1/27	1,625	1,675
[7]	Chicago Board of Education GO	0.000%	12/1/28	4,530	3,718
[7]	Chicago Board of Education GO	0.010%	12/1/28	10,685	8,786
[1]	Chicago Board of Education GO	5.000%	12/1/28	3,000	3,125
	Chicago Board of Education GO	5.000%	12/1/28	11,100	11,535
	Chicago Board of Education GO	5.000%	12/1/28	4,000	4,157
[7]	Chicago Board of Education GO	0.000%	12/1/29	465	365
[7]	Chicago Board of Education GO	0.000%	12/1/29	360	282
[1,6]	Chicago Board of Education GO	0.000%	12/1/29	1,165	923
[1]	Chicago Board of Education GO	5.000%	12/1/29	2,500	2,609
	Chicago Board of Education GO	5.000%	12/1/29	9,625	10,076
	Chicago Board of Education GO	5.000%	12/1/29	2,200	2,303
[7]	Chicago Board of Education GO	0.000%	12/1/30	20,775	15,605

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6,7]	Chicago Board of Education GO	0.000%	12/1/30	12,780	9,599
[7]	Chicago Board of Education GO	0.010%	12/1/30	1,610	1,209
	Chicago Board of Education GO	5.000%	12/1/30	1,180	1,224
[1]	Chicago Board of Education GO	5.000%	12/1/30	1,500	1,567
	Chicago Board of Education GO	5.000%	12/1/30	6,750	7,123
	Chicago Board of Education GO	5.000%	12/1/30	5,535	5,656
[13]	Chicago Board of Education GO	5.500%	12/1/30	115	121
[7]	Chicago Board of Education GO	0.000%	12/1/31	23,570	16,886
[6,7]	Chicago Board of Education GO	0.000%	12/1/31	10,000	7,325
	Chicago Board of Education GO	5.000%	12/1/31	600	623
	Chicago Board of Education GO	5.000%	12/1/31	1,750	1,832
	Chicago Board of Education GO	5.500%	12/1/31	16,265	17,807
	Chicago Board of Education GO	5.000%	12/1/32	1,610	1,670
	Chicago Board of Education GO	5.000%	12/1/32	10,100	10,572
	Chicago Board of Education GO	5.000%	12/1/33	2,000	2,092
	Chicago Board of Education GO	5.000%	12/1/34	700	718
	Chicago Board of Education GO	5.000%	12/1/34	1,000	1,017
	Chicago Board of Education GO	5.000%	12/1/34	6,735	7,035
	Chicago Board of Education GO	5.000%	12/1/35	750	767
	Chicago Board of Education GO	5.000%	12/1/35	1,000	1,041
	Chicago Board of Education GO	5.250%	12/1/35	7,170	7,157
	Chicago Board of Education GO	5.000%	12/1/36	5,210	5,268
	Chicago Board of Education GO	5.000%	12/1/36	1,000	1,034
	Chicago Board of Education GO	5.000%	12/1/36	1,400	1,447
	Chicago Board of Education GO	4.000%	12/1/37	27,630	26,185
	Chicago Board of Education GO	5.500%	12/1/37	11,650	12,521
	Chicago Board of Education GO	4.000%	12/1/38	20,000	18,716
	Chicago Board of Education GO	5.500%	12/1/38	13,985	14,928
	Chicago Board of Education GO	4.000%	12/1/40	13,425	12,316
	Chicago Board of Education GO	4.000%	12/1/41	9,425	8,611
	Chicago Board of Education GO	5.000%	12/1/41	100	101
	Chicago Board of Education GO	4.000%	12/1/42	17,250	15,585
	Chicago Board of Education GO	4.000%	12/1/43	2,000	1,782
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/27	3,765	3,899
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/28	2,000	2,106
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	1,250	1,306
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/31	1,250	1,307
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/33	1,885	1,969
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/34	4,205	4,404
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/36	6,140	6,413
[8]	Chicago IL (Pulaski Promenade Project) COP	5.240%	2/15/31	1,608	1,608
	Chicago IL GO	5.000%	1/1/25	1,630	1,640
	Chicago IL GO	5.000%	1/1/26	1,050	1,057
	Chicago IL GO	5.000%	1/1/26	13,335	13,575
	Chicago IL GO	5.000%	1/1/26	5,000	5,090
	Chicago IL GO	5.000%	1/1/26	790	795
	Chicago IL GO	5.000%	1/1/27	3,605	3,661
	Chicago IL GO	5.000%	1/1/27	6,555	6,752
	Chicago IL GO	5.000%	1/1/28	8,000	8,353
	Chicago IL GO	5.000%	1/1/28	5,125	5,351
	Chicago IL GO	5.000%	1/1/29	3,000	3,175
	Chicago IL GO	5.000%	1/1/29	26,350	27,885
	Chicago IL GO	5.000%	1/1/30	9,540	10,190
[7]	Chicago IL GO	0.000%	1/1/31	875	663
	Chicago IL GO	5.000%	1/1/31	1,300	1,388
	Chicago IL GO	4.000%	1/1/32	500	507
	Chicago IL GO	5.000%	1/1/32	800	852
	Chicago IL GO	4.000%	1/1/33	1,525	1,542
	Chicago IL GO	5.000%	1/1/33	1,500	1,612
	Chicago IL GO	5.000%	1/1/33	1,000	1,087
	Chicago IL GO	5.000%	1/1/34	3,290	3,560
	Chicago IL GO	5.750%	1/1/34	2,500	2,602
	Chicago IL GO	4.000%	1/1/35	15,790	15,872
	Chicago IL GO	5.000%	1/1/35	2,315	2,498
	Chicago IL GO	5.500%	1/1/35	2,500	2,678
	Chicago IL GO	4.000%	1/1/37	1,461	1,443
	Chicago IL GO	4.000%	1/1/38	6,228	6,072

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago IL GO	5.250%	1/1/38	8,110	8,695
	Chicago IL GO	6.000%	1/1/38	1,500	1,562
[7]	Chicago IL GO	0.000%	1/1/39	25,420	12,449
	Chicago IL GO	5.500%	1/1/39	2,500	2,714
	Chicago IL GO	5.500%	1/1/39	7,190	7,806
	Chicago IL GO	5.500%	1/1/40	1,000	1,080
	Chicago IL GO	5.500%	1/1/43	500	526
	Chicago IL GO, ETM	5.000%	1/1/27	2,445	2,551
	Chicago IL GO, ETM	5.000%	1/1/28	875	931
	Chicago IL GO, Prere.	5.000%	1/1/25	870	875
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/26	3,100	3,174
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/27	2,545	2,636
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/28	1,725	1,728
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/28	3,330	3,427
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/28	9,030	9,292
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/30	1,575	1,578
[7]	Chicago IL Wastewater Transmission Sewer Revenue	5.500%	1/1/30	16,555	17,503
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/31	2,000	2,004
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/32	1,875	1,879
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/33	3,315	3,322
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/38	1,000	1,120
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/39	2,000	2,225
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/41	1,000	1,092
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/42	2,545	2,748
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/43	2,500	2,686
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/44	2,000	2,146
	Chicago IL Waterworks Water Revenue	5.000%	11/1/27	10,395	10,847
	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	7,050	7,344
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/31	5,000	5,610
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/32	5,155	5,799
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/33	1,000	1,120
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/35	1,250	1,400
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/36	1,000	1,106
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/38	1,500	1,554
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/39	1,500	1,635
[1]	Chicago IL Waterworks Water Revenue	4.000%	11/1/40	1,000	981
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/29	1,080	1,086
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/31	2,000	2,009
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/33	2,040	2,051
[1,8]	Chicago IL Waterworks Water Revenue TOB VRDO	3.950%	5/1/24	11,530	11,530
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	7,410	7,417
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	1,320	1,354
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	4,075	4,076
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	1,045	1,072
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	3,560	3,562
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	325	327
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	32,400	33,706
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	1,215	1,264
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	1,215	1,263
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	3,000	3,002
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	15,135	15,243
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	2,365	2,458
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	570	583
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/28	5,100	5,341
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	1,035	1,075
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	3,000	3,002
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	13,630	13,732
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	2,440	2,496
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	2,010	2,088
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/29	1,500	1,570
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	3,220	3,222
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	3,000	3,024
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	5,700	5,827
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	1,545	1,607
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/30	3,085	3,237
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	745	775
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	2,900	2,902

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	22,890	23,072
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	13,380	13,682
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	2,060	2,144
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/31	3,630	3,810
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	17,305	17,442
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	3,500	3,579
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	4,750	4,857
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	10,605	11,012
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	21,065	21,231
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	4,750	4,856
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	10,165	10,553
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	19,560	19,996
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	23,500	25,682
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/35	32,085	32,779
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	15,500	16,084
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	12,250	12,507
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	11,930	12,181
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	6,200	6,769
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	5,780	5,884
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	3,000	3,229
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	8,750	8,924
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	1,300	1,456
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	1,000	1,094
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	14,500	14,667
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	10,000	10,166
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	12,790	13,003
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	5,225	5,395
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	3,035	3,249
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	1,040	1,059
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	10,885	11,079
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	1,330	1,443
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	3,000	3,178
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	5,000	5,488
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	2,285	2,457
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	7,000	7,627
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/39	1,195	1,296
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/41	1,955	2,099
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/42	5,000	4,862
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/42	1,470	1,572
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/43	15,630	15,183
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/43	1,660	1,768
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	5.000%	1/1/34	6,200	6,776
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	4.000%	1/1/35	5,000	5,108
	Chicago Park District GO	5.000%	1/1/25	625	629
	Chicago Park District GO	5.000%	1/1/26	515	526
	Chicago Park District GO	5.000%	1/1/27	1,000	1,021
	Chicago Park District GO	5.000%	1/1/27	2,085	2,162
	Chicago Park District GO	5.000%	1/1/27	1,000	1,037
	Chicago Park District GO	5.000%	1/1/28	1,000	1,019
	Chicago Park District GO	5.000%	1/1/28	1,420	1,495
	Chicago Park District GO	5.000%	1/1/28	1,140	1,201
	Chicago Park District GO	5.000%	1/1/29	985	1,004
[2]	Chicago Park District GO	5.000%	1/1/30	4,500	4,718
[2]	Chicago Park District GO	5.000%	1/1/30	1,000	1,023
[2]	Chicago Park District GO	5.000%	1/1/30	1,450	1,584
	Chicago Park District GO	4.000%	1/1/31	1,250	1,278
	Chicago Park District GO	4.000%	1/1/31	505	517
[2]	Chicago Park District GO	5.000%	1/1/31	5,570	5,843
[2]	Chicago Park District GO	5.000%	1/1/31	1,600	1,679
[2]	Chicago Park District GO	5.000%	1/1/31	1,000	1,024
[2]	Chicago Park District GO	5.000%	1/1/31	2,000	2,047
[2]	Chicago Park District GO	5.000%	1/1/31	2,250	2,432
[2]	Chicago Park District GO	5.000%	1/1/32	5,545	5,817
[2]	Chicago Park District GO	5.000%	1/1/32	5,000	5,245
[2]	Chicago Park District GO	5.000%	1/1/32	1,750	1,891
[2]	Chicago Park District GO	5.000%	1/1/33	1,720	1,804
[2]	Chicago Park District GO	5.000%	1/1/33	5,140	5,390

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Chicago Park District GO	5.000%	1/1/33	2,000	2,045
[2]	Chicago Park District GO	5.000%	1/1/33	2,620	2,748
[2]	Chicago Park District GO	5.000%	1/1/33	3,455	3,729
[2]	Chicago Park District GO	4.000%	1/1/34	1,375	1,396
[2]	Chicago Park District GO	5.000%	1/1/34	1,640	1,720
[2]	Chicago Park District GO	5.000%	1/1/34	2,000	2,045
[2]	Chicago Park District GO	4.000%	1/1/35	2,240	2,273
[2]	Chicago Park District GO	5.000%	1/1/35	1,775	1,860
[2]	Chicago Park District GO	5.000%	1/1/35	2,715	2,926
[2]	Chicago Park District GO	4.000%	1/1/36	1,500	1,515
[2]	Chicago Park District GO	5.000%	1/1/37	1,000	1,067
[4]	Chicago Park District GO	5.000%	1/1/38	400	442
[4]	Chicago Park District GO	5.000%	1/1/38	4,000	4,424
	Chicago Park District GO	5.000%	1/1/39	2,670	2,810
[2]	Chicago Park District GO	5.000%	1/1/39	2,000	2,110
	Chicago Park District GO	5.000%	1/1/39	1,400	1,476
[4]	Chicago Park District GO	5.000%	1/1/39	1,000	1,099
	Chicago Park District GO	5.000%	1/1/40	1,000	1,050
[4]	Chicago Park District GO	5.000%	1/1/40	650	706
	Chicago Park District GO	5.000%	1/1/41	3,370	3,527
[4]	Chicago Park District GO	5.000%	1/1/41	650	699
[2]	Chicago Park District GO	4.000%	1/1/42	4,595	4,353
[4]	Chicago Park District GO	5.000%	1/1/42	400	428
[4]	Chicago Park District GO	5.000%	1/1/43	480	512
[4]	Chicago Park District GO	5.000%	1/1/44	500	530
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	2,075	2,120
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	1,035	1,058
[8]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue TOB VRDO	3.830%	5/2/24	12,520	12,520
[2,8]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue TOB VRDO	3.890%	5/2/24	3,070	3,070
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/29	1,000	1,078
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/30	1,205	1,315
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/31	1,515	1,666
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/32	1,895	2,104
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/33	2,750	3,082
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/34	2,000	2,230
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/35	2,000	2,219
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/36	2,370	2,605
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/37	1,500	1,633
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/38	2,000	2,162
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/39	2,500	2,685
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/40	4,400	4,693
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/41	4,440	4,715
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/42	5,885	6,224
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/43	2,220	2,337
	Cook County IL GO	4.000%	11/15/25	1,000	1,007
	Cook County IL GO	4.000%	11/15/26	1,000	1,014
[1]	Cook County IL GO	5.000%	11/15/26	2,500	2,599
	Cook County IL GO	5.000%	11/15/29	3,265	3,551
	Cook County IL GO	5.000%	11/15/31	2,000	2,065
	Cook County IL GO	5.000%	11/15/32	1,615	1,773
	Cook County IL GO	5.000%	11/15/33	1,390	1,522
	Cook County IL GO	5.000%	11/15/33	1,425	1,598
	Cook County IL GO	5.000%	11/15/34	1,180	1,212
	Cook County IL GO	5.000%	11/15/35	1,025	1,050
	Cook County IL Sales Tax Revenue	5.000%	11/15/30	320	352
	Cook County IL Sales Tax Revenue	5.000%	11/15/31	630	699
	Cook County IL Sales Tax Revenue	5.000%	11/15/31	750	832
	Cook County IL Sales Tax Revenue	5.000%	11/15/32	350	391
	Cook County IL Sales Tax Revenue	5.000%	11/15/33	3,150	3,299
	Cook County IL Sales Tax Revenue	5.000%	11/15/38	3,920	4,169
	Cook County IL Sales Tax Revenue	4.000%	11/15/40	2,000	1,932
	Cook County IL Sales Tax Revenue	4.000%	11/15/41	2,750	2,650
	Cook County IL Sales Tax Revenue	5.000%	11/15/42	1,600	1,710
	Cook County School District No. 25 Arlington Heights GO	4.000%	12/15/40	1,570	1,567
[1]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/32	1,255	1,163
[1]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/33	1,280	1,167
[1]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/35	1,000	883

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/38	720	605
[2]	Cook County School District No. 99 Cicero GO	4.000%	12/1/28	1,170	1,184
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/32	2,860	2,698
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/33	14,620	13,720
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/34	15,405	14,439
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/35	13,720	12,662
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/36	17,065	15,507
	DuPage & Cook Counties Township High School District No. 86 Hinsdale GO	4.000%	1/15/34	2,815	2,884
	Evanston IL GO	3.500%	12/1/38	2,000	1,834
[2]	Evanston IL GO	3.500%	12/1/39	2,000	1,831
	Grundy & Will Counties Community Unit School District No. 1 Coal City GO	5.000%	2/1/43	2,180	2,267
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/34	10,355	10,352
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/43	10,845	10,042
	Illinois Development Finance Authority Local or Guaranteed Housing Revenue	5.250%	4/1/53	8,510	8,870
	Illinois Finance Authority College & University Revenue	5.000%	9/1/28	1,130	1,121
	Illinois Finance Authority College & University Revenue	5.000%	10/1/28	15,000	15,049
	Illinois Finance Authority College & University Revenue	5.000%	10/1/28	2,585	2,677
	Illinois Finance Authority College & University Revenue	5.000%	10/1/28	3,280	3,531
	Illinois Finance Authority College & University Revenue	5.000%	9/1/29	600	595
	Illinois Finance Authority College & University Revenue	5.000%	10/1/29	12,250	12,286
	Illinois Finance Authority College & University Revenue	5.000%	10/1/29	2,030	2,098
	Illinois Finance Authority College & University Revenue	5.000%	10/1/29	580	559
	Illinois Finance Authority College & University Revenue	5.000%	9/1/30	700	693
	Illinois Finance Authority College & University Revenue	5.000%	10/1/30	1,010	1,045
	Illinois Finance Authority College & University Revenue	5.000%	10/1/30	500	480
	Illinois Finance Authority College & University Revenue	5.000%	10/1/31	15,000	15,041
	Illinois Finance Authority College & University Revenue	5.000%	10/1/31	860	820
	Illinois Finance Authority College & University Revenue	4.000%	10/1/32	525	460
	Illinois Finance Authority College & University Revenue	5.000%	10/1/32	15,000	15,039
	Illinois Finance Authority College & University Revenue	4.000%	10/1/33	350	302
	Illinois Finance Authority College & University Revenue	5.000%	12/1/34	1,320	1,274
	Illinois Finance Authority College & University Revenue	4.000%	9/1/35	1,000	874
	Illinois Finance Authority College & University Revenue	5.000%	10/1/35	28,975	29,034
	Illinois Finance Authority College & University Revenue	5.000%	9/1/36	1,000	1,017
	Illinois Finance Authority College & University Revenue	4.000%	10/1/38	230	179
	Illinois Finance Authority College & University Revenue	5.500%	10/1/39	1,050	1,079
	Illinois Finance Authority College & University Revenue	5.500%	10/1/42	1,300	1,324
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,850	1,858
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	8,000	8,085
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	1,390	1,407
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	2,315	2,342
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	2,870	2,903
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	8,000	8,193
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,020	1,036
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,700	1,751
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	4,000	4,048
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	16,500	17,241
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/27	1,885	1,846
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	3,170	3,330
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	4,030	4,079
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	13,750	14,236
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	3,000	3,213
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	610	631
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,250	1,272
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	4,000	4,049
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/28	7,900	7,968
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	1,920	1,966
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	1,000	1,048
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/29	2,250	2,391
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	500	522
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	2,055	2,090
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	1,550	1,590
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	2,300	2,354
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	1,000	1,050
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	5,815	6,001
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/30	2,555	2,590
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	4,000	4,040

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	10,000	10,338
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/31	2,190	2,191
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	1,000	1,050
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	2,500	2,764
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	500	526
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/31	2,065	2,091
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/31	6,805	6,835
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	10,000	10,326
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/32	2,000	2,020
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/32	10,000	10,038
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/33	1,800	1,815
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	2,500	2,577
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	2,300	2,431
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	500	526
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	3,955	4,050
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/34	1,325	1,224
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	2,000	2,192
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	3,500	3,582
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/35	600	585
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	5,585	5,539
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	2,900	2,931
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	400	420
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/36	2,675	2,649
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	7,605	7,970
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	5,810	5,719
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	7,380	7,678
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	2,000	2,002
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	4,000	3,891
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	2,500	2,511
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	1,000	1,003
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	4,650	4,682
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	6,285	6,003
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	2,375	2,368
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	5,640	5,582
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	1,675	1,653
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/40	5,200	4,313
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	2,000	1,954
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	5,545	5,057
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	10,000	10,133
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/41	2,675	2,565
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	800	688
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	7,065	6,536
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	1,000	970
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/42	5,000	4,591
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/43	7,640	6,952
Illinois Finance Authority Health, Hospital, Nursing Home Revenue (NorthShore University HealthSystem Obligated Group)	5.000%	8/15/38	3,850	4,167
Illinois Finance Authority Health, Hospital, Nursing Home Revenue (NorthShore University HealthSystem Obligated Group)	5.000%	8/15/39	5,000	5,398
Illinois Finance Authority Health, Hospital, Nursing Home Revenue (NorthShore University HealthSystem Obligated Group)	5.000%	8/15/40	12,925	13,876
Illinois Finance Authority Health, Hospital, Nursing Home Revenue (NorthShore University HealthSystem Obligated Group)	5.000%	8/15/41	14,810	15,837
Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/26	14,385	14,698
Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/27	3,515	3,663
Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/31	4,925	5,312
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	3,885	3,894
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	5,010	5,021
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/24	1,290	1,294
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/24	5,000	5,016
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/24	800	803
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	5,100	5,271
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	5,500	5,685
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	2,500	2,584
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/27	5,000	5,210
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/27	6,430	6,700
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/27	6,500	6,773

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Illinois Finance Authority Water Revenue	5.000%	7/1/34	6,000	6,248
Illinois Finance Authority Water Revenue	5.000%	7/1/35	5,000	5,206
Illinois Finance Authority Water Revenue	4.000%	7/1/38	1,335	1,359
Illinois Finance Authority Water Revenue	4.000%	7/1/39	15,500	15,693
Illinois Finance Authority Water Revenue	4.000%	7/1/40	6,020	6,058
Illinois Finance Authority Water Revenue	4.000%	7/1/41	8,640	8,640
Illinois GO	4.000%	5/1/24	10,210	10,210
Illinois GO	5.000%	10/1/24	3,000	3,012
Illinois GO	5.000%	10/1/24	3,000	3,012
Illinois GO	5.000%	2/1/25	3,250	3,274
Illinois GO	5.000%	2/1/25	3,775	3,778
Illinois GO	4.000%	3/1/25	1,500	1,501
Illinois GO	5.000%	11/1/25	18,375	18,692
Illinois GO	5.000%	1/1/26	2,115	2,155
Illinois GO	5.000%	2/1/26	11,175	11,185
Illinois GO	5.000%	3/1/26	4,500	4,597
Illinois GO	5.000%	7/1/26	11,265	11,562
Illinois GO	5.000%	10/1/26	4,800	4,943
Illinois GO	5.000%	10/1/26	3,800	3,913
Illinois GO	5.000%	11/1/26	2,750	2,836
Illinois GO	5.000%	12/1/26	8,390	8,660
Illinois GO	5.000%	1/1/27	7,500	7,636
Illinois GO	5.000%	4/1/27	3,840	3,843
Illinois GO	5.000%	7/1/27	19,050	19,831
Illinois GO	5.000%	9/1/27	3,775	3,935
Illinois GO	5.000%	10/1/27	2,690	2,807
Illinois GO	5.000%	11/1/27	1,725	1,774
Illinois GO	5.000%	11/1/27	5,330	5,574
Illinois GO	5.000%	12/1/27	10,560	11,046
Illinois GO	5.000%	2/1/28	11,305	11,687
Illinois GO	5.000%	7/1/28	3,600	3,797
Illinois GO	5.000%	10/1/28	4,000	4,232
Illinois GO	5.000%	11/1/28	42,580	44,434
Illinois GO	5.000%	11/1/28	1,195	1,266
Illinois GO	5.000%	1/1/29	4,055	4,141
Illinois GO	5.000%	5/1/29	10,000	10,664
Illinois GO	5.000%	5/1/29	5,000	5,332
Illinois GO	5.000%	7/1/29	10,000	10,689
Illinois GO	5.000%	10/1/29	4,000	4,238
Illinois GO	5.000%	11/1/29	18,795	19,617
Illinois GO	5.000%	1/1/30	8,000	8,171
Illinois GO	5.250%	2/1/30	8,945	8,955
Illinois GO	5.000%	5/1/30	18,380	19,846
Illinois GO	5.000%	10/1/30	3,000	3,181
Illinois GO	5.000%	5/1/31	34,015	37,131
Illinois GO	5.000%	5/1/31	15,000	16,374
Illinois GO	3.500%	6/1/31	1,480	1,394
Illinois GO	5.000%	5/1/32	24,500	26,986
Illinois GO	5.000%	5/1/32	10,000	11,015
Illinois GO	4.000%	6/1/33	5,880	5,828
Illinois GO	5.000%	7/1/33	7,890	8,687
Illinois GO	4.000%	10/1/33	7,000	7,046
Illinois GO	5.000%	3/1/34	1,000	1,084
Illinois GO	5.000%	5/1/34	3,010	3,144
Illinois GO	5.000%	5/1/34	11,970	13,120
Illinois GO	5.000%	7/1/34	16,535	18,146
Illinois GO	4.000%	10/1/34	8,745	8,760
Illinois GO	5.000%	5/1/35	3,500	3,644
Illinois GO	5.000%	5/1/35	5,505	6,012
Illinois GO	5.000%	7/1/35	15,395	16,837
Illinois GO	5.000%	12/1/35	3,000	3,114
Illinois GO	5.000%	5/1/36	4,000	4,350
Illinois GO	5.000%	7/1/36	6,325	6,880
Illinois GO	4.125%	10/1/36	9,500	9,408
Illinois GO	5.000%	5/1/37	3,155	3,414
Illinois GO	4.000%	7/1/37	9,830	9,676
Illinois GO	4.000%	10/1/37	2,750	2,700

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois GO	4.000%	3/1/38	7,275	7,112
	Illinois GO	5.250%	5/1/38	4,005	4,376
	Illinois GO	4.000%	10/1/38	3,250	3,167
	Illinois GO	5.250%	5/1/39	4,500	4,888
	Illinois GO	5.500%	5/1/39	5,190	5,607
	Illinois GO	4.000%	10/1/39	2,545	2,441
	Illinois GO	4.000%	3/1/40	2,300	2,192
	Illinois GO	5.250%	5/1/40	4,305	4,649
	Illinois GO	4.000%	10/1/40	1,500	1,418
	Illinois GO	3.000%	12/1/40	2,500	2,010
	Illinois GO	4.000%	3/1/41	1,860	1,750
	Illinois GO	5.250%	5/1/41	3,000	3,223
	Illinois GO	5.250%	5/1/42	5,000	5,345
	Illinois GO	5.250%	5/1/43	4,105	4,368
	Illinois GO	5.125%	10/1/43	7,000	7,392
	Illinois GO	5.000%	12/1/47	13,000	13,451
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.650%	10/1/37	1,685	1,738
[14]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	2.500%	7/1/41	4,395	3,174
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.250%	10/1/49	5,140	5,106
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.750%	4/1/50	1,230	1,209
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	10/1/50	6,555	6,312
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	4/1/52	2,085	2,028
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.500%	10/1/52	17,710	17,787
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.250%	10/1/52	10,900	11,273
[14]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	6/1/25	2,370	2,358
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/29	1,155	1,171
	Illinois Sales Tax Revenue	5.000%	6/15/27	7,875	8,084
[2]	Illinois Sales Tax Revenue	5.000%	6/15/27	10,245	10,592
[2]	Illinois Sales Tax Revenue	5.000%	6/15/28	13,485	13,923
	Illinois Sales Tax Revenue	4.000%	6/15/29	4,140	4,174
[2]	Illinois Sales Tax Revenue	4.000%	6/15/31	3,000	3,138
	Illinois Sales Tax Revenue	3.000%	6/15/33	1,000	922
	Illinois Sales Tax Revenue	3.000%	6/15/33	2,275	2,098
	Illinois Sales Tax Revenue	5.000%	6/15/36	4,000	4,182
	Illinois Sales Tax Revenue	5.000%	6/15/37	4,000	4,160
	Illinois Sales Tax Revenue	5.000%	6/15/38	5,000	5,180
	Illinois Sales Tax Revenue	5.000%	6/15/42	15,000	16,249
	Illinois Sales Tax Revenue	5.000%	6/15/43	13,500	14,554
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/28	3,120	3,252
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/29	2,110	2,223
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/30	2,300	2,418
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/30	1,565	1,668
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/31	595	640
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/32	980	1,040
[13]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/25	10,405	9,891
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	6,000	6,262
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	1,385	1,475
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	23,100	24,980
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	6,100	6,166
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	21,830	23,633
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/31	12,360	12,626
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/32	7,075	7,204
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/33	11,100	11,216
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/34	11,700	11,819
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/34	2,000	2,041
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/35	3,140	3,205
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/35	2,610	2,776
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	4,150	4,236
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	2,500	2,655
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	15,000	17,445
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/37	2,000	2,038
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	2,040	2,154
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	13,000	14,941
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	4,500	4,754
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/39	1,000	1,008
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/39	3,000	3,013
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/39	5,500	6,171

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/40	2,445	2,446
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	24,310	24,741
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	37,885	41,080
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	4,250	4,690
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/42	34,680	34,183
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/42	7,990	8,291
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/42	27,700	30,000
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/44	1,495	1,449
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/44	32,235	34,449
[1]	Illinois State University College & University Revenue	5.000%	4/1/39	1,165	1,215
[2]	Joliet IL (Rock Run Crossings Project) GO	5.000%	12/15/33	1,400	1,567
[2]	Joliet IL (Rock Run Crossings Project) GO	5.000%	12/15/34	1,700	1,895
[2]	Joliet IL (Rock Run Crossings Project) GO	5.000%	12/15/37	2,000	2,182
[2]	Joliet IL (Rock Run Crossings Project) GO	5.000%	12/15/38	3,085	3,337
[2]	Joliet IL (Rock Run Crossings Project) GO	5.250%	12/15/39	1,725	1,891
[2]	Joliet IL (Rock Run Crossings Project) GO	5.250%	12/15/40	3,575	3,897
[2]	Joliet IL (Rock Run Crossings Project) GO	5.500%	12/15/42	3,500	3,851
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/33	890	926
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/34	750	780
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/35	2,000	2,064
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/28	190	195
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/28	410	422
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/29	250	258
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/30	225	232
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/31	220	226
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/32	230	236
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/34	230	235
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/35	280	284
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/36	365	367
[1]	Kane County School District No. 131 Aurora East Side GO	3.000%	12/1/37	400	348
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/38	290	289
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/39	275	270
	Kane McHenry Cook & De Kalb Counties IL Unit School District No. 300 GO	5.000%	1/1/30	2,665	2,784
[2]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/27	1,360	1,414
[1]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	0.000%	2/1/28	5,090	4,404
[1]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/29	8,500	9,022
	Lake County Community High School District No. 115 Lake Forest GO	5.000%	11/1/38	6,270	7,005
	Lake County Community High School District No. 115 Lake Forest GO	5.000%	11/1/39	6,595	7,324
[1]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/33	230	257
[1]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/34	235	262
[1]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/35	300	334
[1]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/36	650	721
[1]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/41	1,575	1,701
[1]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/42	500	538
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/24	23,795	23,205
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/25	29,905	28,076
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/26	11,485	10,599
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/26	4,250	4,373
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/27	9,640	8,583
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/28	2,270	2,368
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/29	22,390	18,469
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	25,380	26,117
[1,6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	5,850	6,110
[5,6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	4,200	4,387
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/29	40,000	32,419
[1,15]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/30	115	92
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/30	245	191
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/31	44,255	33,744
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/31	74,580	55,781
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/31	675	704
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/32	39,225	28,708
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/32	600	625
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/33	43,400	30,461
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/33	14,570	10,027
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/33	450	469
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/34	520	541
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/35	5,500	3,532

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/35	5,000	3,131
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/36	415	252
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/36	2,660	1,541
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/37	1,500	843
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/37	9,300	5,177
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	20,980	11,301
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/38	500	256
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/38	29,950	15,695
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/39	2,000	994
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/39	500	243
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	36,445	17,062
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	6/15/42	8,850	9,223
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	12/15/42	20,285	19,355
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	12/15/42	9,060	8,530
[11]	Metropolitan Pier & Exposition Authority Appropriations Revenue, 4.700% coupon rate effective 6/15/31	0.000%	12/15/37	3,300	2,420
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/32	1,915	1,958
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/33	2,115	2,161
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/34	2,330	2,378
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/35	2,555	2,601
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/36	2,795	2,830
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/38	3,330	3,319
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/39	2,520	2,489
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/41	465	452
	Metropolitan Pier & Exposition Authority Project Miscellaneous Revenue	5.250%	6/15/44	10,470	10,055
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (McCormick Place Project)	0.000%	12/15/41	1,065	459
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	1,875	1,947
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/29	2,215	2,432
	Metropolitan Water Reclamation District of Greater Chicago GO	5.250%	12/1/34	1,500	1,790
[1]	Mundelein IL GO	4.000%	12/15/27	500	511
[1]	Mundelein IL GO	4.000%	12/15/28	500	514
[1]	Mundelein IL GO	4.000%	12/15/29	500	514
[1]	Mundelein IL GO	4.000%	12/15/32	1,000	1,025
[1]	Mundelein IL GO	4.000%	12/15/39	2,000	1,945
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/25	3,110	3,178
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/26	4,115	4,275
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/27	5,090	5,274
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/28	6,180	6,425
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/30	4,555	4,700
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/31	3,245	3,265
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/32	2,215	2,228
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/36	3,020	2,988
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/41	2,755	2,670
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/28	750	779
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/29	500	524
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/30	600	632
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/30	325	348
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/31	1,070	1,124
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/31	450	481
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/32	700	732
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/32	975	983
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/33	750	781
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/33	850	856
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/34	750	783
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/35	1,625	1,633
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/35	1,095	1,099
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/36	750	751
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/36	550	549
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/37	775	766
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/37	1,350	1,332
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/38	915	894
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/38	2,830	2,767
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/39	750	729
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/40	800	757
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/41	750	704
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/26	23,730	24,419
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/26	10,780	11,093
[7]	Regional Transportation Authority Sales Tax Revenue	5.750%	6/1/33	1,280	1,465

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/40	10,000	10,398
[2]	Rock Island Henry Mercer Etc Counties Community College District No. 503 GO	5.000%	12/1/33	1,500	1,689
	Romeoville IL GO	5.000%	12/30/26	3,480	3,632
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/32	5,000	5,603
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/33	20,000	22,643
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/28	2,500	2,651
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/29	25,000	26,939
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/29	2,425	2,603
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/30	6,000	6,567
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/31	5,000	5,530
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/32	11,815	13,216
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/33	2,500	2,808
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/34	18,455	20,801
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/35	1,250	1,363
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/35	3,150	3,530
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/35	1,500	1,681
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/36	9,000	9,670
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/36	1,805	1,958
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/37	1,850	1,995
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/38	1,310	1,403
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/39	1,360	1,449
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/43	2,185	2,259
[1]	Sangamon County School District No. 186 Springfield GO	4.000%	2/1/28	1,615	1,633
[1]	Sangamon County School District No. 186 Springfield GO	4.000%	2/1/29	2,070	2,104
[1]	Sangamon County School District No. 186 Springfield GO	4.250%	6/1/43	1,200	1,201
	Schaumburg IL GO	4.000%	12/1/35	1,000	1,044
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	3,850	3,869
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	3,500	3,552
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	3,615	3,708
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	8,750	9,047
	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.000%	4/15/28	765	815
	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.000%	4/15/29	875	947
	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	4.000%	4/15/34	925	945
	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	4.000%	10/15/35	1,225	1,241
[2]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.500%	12/1/36	2,700	3,065
[2]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.500%	12/1/38	3,000	3,343
[5]	Southwestern Illinois Development Authority Miscellaneous Revenue (LOC Government Program)	0.000%	2/1/26	2,525	2,346
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/26	3,540	3,564
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/27	425	428
	University of Illinois College & University Revenue	5.000%	4/1/29	2,075	2,076
	University of Illinois College & University Revenue	5.000%	4/1/30	2,000	2,001
	University of Illinois College & University Revenue	5.000%	4/1/31	2,420	2,420
	University of Illinois College & University Revenue	5.000%	4/1/33	2,000	1,965
	University of Illinois College & University Revenue	5.000%	4/1/34	2,000	1,963
[2]	University of Illinois College & University Revenue	3.000%	4/1/37	3,710	3,278
[2]	University of Illinois College & University Revenue	3.000%	4/1/38	3,825	3,278
[2]	University of Illinois College & University Revenue	3.000%	4/1/40	3,905	3,213
[2]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/29	5,920	4,939
[2]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/30	5,680	4,558
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/36	2,870	2,924
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/36	530	540
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/37	4,760	4,799
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/37	3,250	3,277
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/38	4,955	4,971
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/38	3,370	3,381
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/39	5,100	5,115
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/40	5,300	5,255
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/41	5,515	5,511
	Will County IL (Renewable Natural GAS Project) GO	4.000%	11/15/32	750	778
	Will County IL (Renewable Natural GAS Project) GO	4.000%	11/15/33	535	556
	Will County School District No. 122 GO	4.000%	10/1/32	1,000	1,026
	Will County School District No. 122 GO	4.000%	10/1/33	1,395	1,422
[2]	Will County School District No. 86 Joliet GO	5.000%	3/1/39	325	350
[2]	Will County School District No. 86 Joliet GO	5.000%	3/1/40	775	824
[2]	Will County School District No. 86 Joliet GO	5.000%	3/1/41	875	927
[2]	Will County School District No. 86 Joliet GO	5.000%	3/1/42	1,000	1,055
[2]	Will County School District No. 86 Joliet GO	5.000%	3/1/43	1,000	1,051

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Will County School District No. 86 Joliet GO	5.000%	3/1/44	750	786
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/25	4,065	3,927
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/26	3,645	3,385
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/27	2,000	1,786
[2]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/32	6,420	6,999
[2]	Winnebago & Boone Counties School District No. 205 Rockford GO	4.000%	2/1/33	10,555	10,881
					4,146,501
Indiana (1.1%)
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/31	2,015	2,073
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/32	8,180	8,407
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/33	9,110	9,353
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/34	9,640	9,891
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	1/15/36	13,470	13,781
	Center Grove Multi-Facility School Building Corp. Lease (Abatement) Revenue	5.000%	7/10/39	1,000	1,093
	Center Grove Multi-Facility School Building Corp. Lease (Abatement) Revenue	5.000%	7/10/40	1,800	1,952
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/28	860	912
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	525	542
[2]	Evansville Waterworks District Water Revenue	5.000%	7/1/42	1,000	1,067
	Evansville-Vanderburgh School Building Corp. Lease (Abatement) Revenue	0.000%	7/15/30	1,000	787
	Franklin Township-Marion County Multiple School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/39	6,115	6,641
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	1,000	1,027
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	750	774
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	1,320	1,371
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/28	750	784
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/30	1,250	1,310
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/30	1,130	1,184
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/31	1,000	1,048
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/31	1,000	1,048
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/32	1,250	1,309
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/33	1,025	1,072
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/35	1,250	1,305
	Hanover Middle School Building Corp. Lease (Abatement) Revenue	2.000%	1/15/40	4,010	2,750
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	4.000%	7/15/35	4,260	4,356
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/27	350	361
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/28	385	402
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/31	1,005	1,082
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/32	1,000	1,060
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/33	1,120	1,225
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/34	1,100	1,163
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/34	1,180	1,300
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/36	1,115	1,121
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/37	1,320	1,309
	Indiana Finance Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Project)	4.250%	11/1/30	4,500	4,461
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,860	1,865
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	5,850	6,060
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	6,475	6,707
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,495	1,543
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,000	1,009
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,030	1,035
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	6,395	6,742
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	6,785	7,154
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,000	1,006
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	6,995	7,361
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	6,970	7,332
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,600	2,616
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,915	1,977
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	7,400	7,799
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	4,010	4,226
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,305	1,348
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	19,250	20,302
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,000	1,007
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,665	1,720
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	22,000	23,213
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	19,725	20,754
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	3,000	3,033
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	18,515	18,715
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/35	16,850	17,020

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	19,220	19,421
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	2,000	2,058
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	11,140	11,199
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/37	6,220	6,223
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	2,000	2,029
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/28	15,000	15,771
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/30	5,000	5,410
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/32	8,500	9,398
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	4.000%	2/1/34	16,000	16,606
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/27	3,040	3,095
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/29	5,045	5,130
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/30	6,030	6,134
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/31	10,130	10,304
	Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.000%	6/1/38	800	833
	Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.000%	6/1/43	860	881
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/30	800	892
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/32	1,000	1,147
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	4.000%	10/1/35	5,140	5,347
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	4.000%	10/1/36	3,000	3,082
[4]	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/36	1,000	1,119
[4]	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/37	2,570	2,847
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	3.000%	10/1/38	12,050	10,344
[4]	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/38	1,000	1,099
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	3.000%	10/1/39	3,000	2,577
[4]	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/39	1,000	1,095
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	3.000%	10/1/40	6,000	5,018
[4]	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/40	1,200	1,300
[4]	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/41	3,400	3,666
[4]	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/42	3,000	3,221
[4]	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/43	4,650	4,968
	Indiana Finance Authority Water Revenue	4.000%	2/1/38	1,065	1,083
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	500	507
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.250%	7/1/49	1,560	1,521
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.000%	7/1/52	8,045	7,699
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	5.750%	7/1/53	1,585	1,662
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/24	770	771
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/34	1,600	1,695
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/35	1,080	1,142
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/36	1,625	1,711
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/37	2,175	2,278
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/38	2,415	2,517
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/30	3,985	4,236
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/33	7,280	7,482
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/33	6,330	6,697
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/34	19,000	19,508
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/34	4,085	4,313
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/35	20,110	20,622
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/35	1,315	1,387
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/36	12,500	12,792
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/37	2,410	2,525
	Indianapolis Board of School Commissioners GO	5.000%	1/15/26	665	681
	Indianapolis Board of School Commissioners GO	5.000%	7/15/26	665	688
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/27	2,255	2,390
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/28	1,915	2,069
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/35	7,000	7,468
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/36	10,025	10,644
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/37	4,500	4,755
	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	5.500%	3/1/38	1,400	1,534
	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	5.750%	3/1/43	3,390	3,698
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/27	1,610	1,684
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/31	2,110	2,281
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/32	1,035	1,119
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/33	1,530	1,653
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/34	2,450	2,648
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/35	1,945	2,100
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/36	3,510	3,770
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/37	3,700	3,949

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	4.000%	2/1/38	2,350	2,365
	Indianapolis Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	6.000%	2/1/41	3,000	3,517
	Indianapolis Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	6.000%	2/1/42	2,500	2,920
	Indianapolis Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	6.000%	2/1/43	1,875	2,181
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/30	8,400	9,211
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/31	5,260	5,826
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/33	10,000	10,906
[1]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/36	5,000	5,156
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	2/1/37	1,500	1,539
[1]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/37	5,000	5,083
[1]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/38	22,500	22,696
[1]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/40	2,630	2,622
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (16 Tech Project)	5.000%	2/1/30	1,160	1,262
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (16 Tech Project)	5.000%	2/1/32	1,610	1,744
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (16 Tech Project)	5.000%	2/1/33	1,540	1,659
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Cityway 1 Project)	5.000%	2/1/29	1,250	1,251
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Cityway 1 Project)	5.000%	2/1/30	1,375	1,376
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Cityway 1 Project)	5.000%	2/1/32	2,000	2,000
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Cityway 1 Project)	5.000%	2/1/34	1,950	1,935
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Cityway 1 Project)	5.000%	2/1/35	2,350	2,260
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Cityway 1 Project)	5.000%	2/1/36	2,425	2,330
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/27	7,355	7,433
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/27	7,200	7,302
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/28	7,645	7,775
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/28	7,795	7,944
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/28	8,000	8,067
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/36	425	474
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/40	1,250	1,374
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/41	1,950	2,140
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/43	1,500	1,633
	Merrillville Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/42	5,000	5,418
	Northern Indiana Commuter Transportation District Transit Revenue	5.000%	1/1/39	600	660
	Northern Indiana Commuter Transportation District Transit Revenue	5.000%	1/1/41	1,000	1,086
	Northern Indiana Commuter Transportation District Transit Revenue	5.000%	1/1/42	1,215	1,315
	Northern Indiana Commuter Transportation District Transit Revenue	5.000%	1/1/43	1,180	1,272
	Northern Indiana Commuter Transportation District Transit Revenue	5.000%	1/1/44	2,200	2,365
	Purdue University College & University Revenue	5.000%	7/1/32	1,850	1,909
	Purdue University College & University Revenue	5.000%	7/1/33	2,505	2,580
	Purdue University College & University Revenue	5.000%	7/1/34	1,590	1,635
	Purdue University College & University Revenue	5.000%	7/1/36	1,255	1,287
	Rockport IN Industrial Revenue (IN MI Power Company Project)	2.750%	6/1/25	13,000	12,781
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/33	725	819
	Silver Creek School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/30	300	309
	Silver Creek School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/30	200	207
	Silver Creek School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/31	200	207
	Silver Creek School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/33	700	728
	Silver Creek School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/38	1,400	1,235
	Tri-Creek 2002 High School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/34	2,000	2,023
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/28	1,395	1,486
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/29	1,465	1,582
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/30	3,030	3,111
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/31	3,155	3,229
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/32	3,285	3,365
					762,948
Iowa (0.2%)
[2]	Davenport Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	4.000%	6/1/42	5,045	4,747
	Iowa Board of Regents Health, Hospital, Nursing Home Revenue	3.000%	9/1/39	4,995	4,255
	Iowa Board of Regents Health, Hospital, Nursing Home Revenue	3.000%	9/1/40	7,210	6,026
	Iowa Board of Regents Health, Hospital, Nursing Home Revenue	3.000%	9/1/41	7,425	6,118
	Iowa City Community School District GO	3.000%	6/1/31	3,840	3,638
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	1,780	1,543
	Iowa Finance Authority Industrial Revenue PUT	4.000%	12/1/32	14,250	14,656
	Iowa Finance Authority Industrial Revenue PUT	5.000%	12/1/42	24,000	24,896
	Iowa Finance Authority Local or Guaranteed Housing Revenue	4.000%	7/1/47	4,525	4,471
	Iowa Finance Authority Local or Guaranteed Housing Revenue	3.000%	1/1/52	4,350	4,163
	Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	7/1/50	1,200	1,165
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/28	735	770

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/29	1,165	1,233
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/30	1,220	1,301
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/31	1,800	1,916
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/32	1,925	2,044
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/33	2,025	2,144
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/34	2,135	2,254
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/36	2,475	2,583
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/37	2,600	2,693
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/38	2,735	2,818
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/39	2,875	2,955
	Iowa Special Obligation Revenue	5.000%	6/1/27	5,590	5,760
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	1,705	1,824
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/31	800	863
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,300	2,481
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/33	2,330	2,511
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/34	1,285	1,303
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/35	425	430
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/36	2,505	2,514
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/37	3,310	3,277
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	3,800	3,732
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	2,000	1,947
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/40	4,000	3,849
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/49	8,010	7,881
	University of Iowa College & University Revenue	3.000%	7/1/33	1,000	949
	University of Iowa Fcilities Corp. College & University Revenue	5.000%	6/1/44	1,090	1,171
	Waukee Community School District GO	3.000%	6/1/31	4,700	4,468
	Waukee Community School District GO	3.000%	6/1/32	4,840	4,543
					147,892
Kansas (0.2%)
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/27	2,500	2,547
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/28	4,010	4,094
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/29	3,025	3,082
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/30	3,025	3,080
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/31	5,750	5,842
	Butler County Unified School District No. 385 Andover GO, Prere.	5.000%	9/1/27	2,000	2,120
	Butler County Unified School District No. 385 Andover GO, Prere.	5.000%	9/1/27	2,470	2,618
	Butler County Unified School District No. 385 Andover GO, Prere.	5.000%	9/1/27	2,680	2,841
[1]	Ellis County Unified School District No. 489 Hays GO	5.000%	9/1/42	2,250	2,401
	Geary County Unified School District No. 475 GO, Prere.	4.000%	9/1/25	2,000	2,013
	Geary County Unified School District No. 475 GO, Prere.	4.000%	9/1/25	2,155	2,169
	Geary County Unified School District No. 475 GO, Prere.	4.000%	9/1/25	1,835	1,847
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	600	589
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	500	489
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	500	487
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	500	486
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	500	485
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	650	627
	Johnson County Public Building Commission Lease (Non-Terminable) Revenue	4.000%	9/1/27	20,000	20,271
	Johnson County Unified School District No. 233 GO	5.000%	9/1/31	2,500	2,836
	Johnson County Unified School District No. 233 GO	4.000%	9/1/35	2,250	2,358
	Johnson County Unified School District No. 233 Olathe GO, Prere.	4.000%	9/1/24	1,000	1,001
	Johnson County Unified School District No. 233 Olathe GO, Prere.	4.000%	9/1/25	1,025	1,034
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/37	9,925	10,335
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	9,960	10,530
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/31	11,860	13,049
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/28	1,360	1,449
	Lawrence KS Water & Sewage System Water Revenue	5.000%	11/1/28	3,575	3,649
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/29	450	461
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/30	325	333
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/31	350	357
	Manhattan KS Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	1,000	911
[8]	Overland Park KS Sales Tax Revenue (Bluhawk Star Bond Project)	6.000%	11/15/34	1,000	1,032
	Prairie Village KS Special Obligation Revenue (Meadowbrook TIF Project)	3.125%	4/1/36	1,000	914
	Prairie Village KS Special Obligation Revenue (Meadowbrook TIF Project)	2.875%	4/1/30	320	309
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/28	3,000	3,070
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/29	1,590	1,624
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/30	1,325	1,351

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/31	1,500	1,525
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/32	1,280	1,300
	Sedgwick County Unified School District No. 266 Maize GO	3.000%	9/1/34	6,125	5,487
	Seward County Unified School District No. 480 Liberal GO, Prere.	4.000%	9/1/25	5,430	5,463
	Seward County Unified School District No. 480 Liberal GO, Prere.	4.000%	9/1/25	3,000	3,018
	Seward County Unified School District No. 480 Liberal GO, Prere.	4.000%	9/1/25	2,000	2,012
	Seward County Unified School District No. 480 Liberal GO, Prere.	4.000%	9/1/25	2,000	2,012
	Shawnee County Unified School District No. 437 Auburn - Washburn GO	5.000%	9/1/36	1,500	1,691
	Shawnee County Unified School District No. 437 Auburn - Washburn GO	5.000%	9/1/37	2,000	2,234
	Shawnee County Unified School District No. 437 Auburn - Washburn GO	5.000%	9/1/38	1,755	1,951
	Shawnee County Unified School District No. 437 Auburn - Washburn GO	5.000%	9/1/40	1,750	1,926
	Shawnee County Unified School District No. 437 Auburn - Washburn GO	5.000%	9/1/42	3,000	3,265
[1]	Topeka KS Combined Utility Water Revenue	4.000%	8/1/43	2,440	2,404
[1]	Unified School District No. 489 GO	5.000%	9/1/36	600	663
[2]	Wyandotte County-Kansas City Unified Government GO	4.000%	8/1/28	1,930	1,976
					151,618
Kentucky (1.5%)
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	720	722
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	2,270	2,293
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	2,460	2,499
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	1,260	1,281
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	600	619
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	265	277
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,000	1,016
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	375	396
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	1,395	1,447
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	450	466
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/33	1,290	1,269
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/34	1,000	979
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/35	470	457
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/36	380	366
	Carroll County KY Industrial Revenue (Kentucky Utilities Co. Project) PUT	1.550%	9/1/26	11,250	10,362
[8]	Deutsche Bank Spears/Lifers Trust Local or Guaranteed Housing Revenue TOB VRDO	4.150%	5/1/24	10,250	10,250
	Jefferson County School District Finance Corp. Lease (Appropriation) Revenue	5.000%	5/1/36	3,600	3,962
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/33	190	193
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/35	235	238
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/36	240	242
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/38	200	196
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/27	1,835	1,926
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/31	2,240	2,397
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/32	1,360	1,455
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/33	1,380	1,475
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/34	1,405	1,500
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/36	1,880	1,995
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/37	1,750	1,838
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/38	1,750	1,825
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/43	2,470	2,532
[2]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/33	2,925	3,186
[2]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/34	3,070	3,338
[2]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/35	3,230	3,502
[2]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/36	3,395	3,656
[2]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/37	3,570	3,821
[7]	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	0.000%	10/1/25	12,000	11,252
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,415	1,475
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	4,000	4,162
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	2,670	2,868
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,045	2,132
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	2,810	3,015
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,055	2,143
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	1,700	1,824
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,000	1,042
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,500	1,561
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	1,260	1,351
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	2,720	2,823
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	1,600	1,656
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	2,515	2,593
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	2,250	2,204

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	4,775	4,900
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	2,000	1,930
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/39	2,500	2,399
[7]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/25	4,535	4,597
[7]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/27	4,425	4,474
[7]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/28	5,015	5,069
[7]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/29	4,000	4,041
[7]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/30	2,525	2,551
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/27	2,820	2,910
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/28	3,135	3,260
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/29	3,015	3,153
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/30	3,860	4,030
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/33	2,035	2,128
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/34	1,220	1,275
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/35	2,435	2,537
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/36	5,855	6,044
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/37	2,400	2,462
	Kentucky Municipal Power Agency Electric Power & Light Revenue PUT	3.450%	3/1/26	16,500	16,222
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	1/1/25	162,200	162,138
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	47,855	47,843
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	35,420	35,411
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	63,520	63,017
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/28	40,255	40,140
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	7/1/30	95,810	99,609
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	8/1/30	92,730	91,602
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	2/1/32	86,735	91,668
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/28	1,305	1,354
[2]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/31	2,750	2,925
[2]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/32	2,000	2,127
[2]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/33	2,000	2,128
[2]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/34	1,000	1,064
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/34	1,355	1,376
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/36	1,130	1,138
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/37	1,250	1,252
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/32	1,270	1,446
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/33	1,350	1,555
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/36	1,690	1,900
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/37	1,400	1,552
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/38	1,125	1,241
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/39	1,250	1,372
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.500%	11/1/43	2,590	2,895
[4]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	4.000%	11/1/41	2,330	2,273
[4]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/42	1,805	1,968
[4]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	4.000%	11/1/43	1,975	1,897
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/24	1,735	1,738
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	2.000%	5/15/33	1,380	1,148
	Louisville-Jefferson County KY Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/29	6,320	6,725
	Louisville-Jefferson County KY Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/29	19,640	20,859
	Louisville-Jefferson County KY Metropolitan Government Industrial Revenue	0.900%	9/1/26	3,560	3,270
	Louisville-Jefferson County Metropolitan Government Electric Power & Light Revenue	2.000%	10/1/33	21,500	16,908
	Louisville-Jefferson County Metropolitan Government GO	4.000%	4/1/38	5,895	6,024
	Louisville-Jefferson County Metropolitan Government GO	4.000%	12/1/41	4,000	3,956
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,805	1,835
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	8,290	8,547
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	15,500	16,123
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	800	877
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	6,650	6,883
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	700	760
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/39	1,225	1,324
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	2,125	2,277
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/41	2,315	2,461
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/42	1,000	1,057
	Madison County School District Finance Corp. Lease (Appropriation) Revenue	2.000%	2/1/41	2,000	1,336
	Owen County KY Water Revenue (Kentucky-American Water Co. Project) PUT	3.875%	9/1/28	1,250	1,244
	Owen County KY Water Revenue PUT	2.450%	10/1/29	15,245	13,994
	Owen County KY Water Revenue PUT	2.450%	10/1/29	14,000	12,851
[1]	Paducah Electric Plant Board Electric Power & Light Revenue	5.000%	10/1/25	1,665	1,692

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Paducah Electric Plant Board Electric Power & Light Revenue	5.000%	10/1/26	1,150	1,184
	University of Kentucky College & University Revenue	4.000%	10/1/29	3,055	3,080
	University of Kentucky College & University Revenue	3.500%	4/1/30	1,000	1,008
	University of Kentucky College & University Revenue	3.500%	4/1/31	2,465	2,479
	University of Kentucky College & University Revenue	4.000%	10/1/31	15,070	15,193
	University of Kentucky College & University Revenue	3.500%	4/1/32	2,550	2,552
	University of Kentucky College & University Revenue	3.625%	4/1/33	2,640	2,653
	University of Kentucky College and University Revenue	4.000%	4/1/42	10,000	9,878
	University of Kentucky College and University Revenue	4.000%	4/1/43	9,610	9,426
[1]	University of Louisville College & University Revenue	4.000%	9/1/29	1,315	1,344
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	410	435
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	790	851
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	2,230	2,429
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/38	1,300	1,432
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/39	1,750	1,910
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/40	2,000	2,169
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/41	1,385	1,494
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/42	1,565	1,681
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/43	1,500	1,604
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/44	1,815	1,934
					1,051,575
Louisiana (1.0%)
	Bossier City LA Utilities Water Revenue, Prere.	5.000%	10/1/24	1,000	1,005
	Bossier City LA Utilities Water Revenue, Prere.	5.000%	10/1/24	1,000	1,005
	Bossier City LA Utilities Water Revenue, Prere.	5.000%	10/1/24	1,000	1,005
[8]	Calcasieu Parish Public Trust Authority Multi Family Housing Local or Guaranteed Housing Revenue TOB VRDO	4.150%	5/1/24	17,492	17,492
	East Baton Rouge Sewerage Commission Sewer Revenue PUT	1.300%	2/1/28	9,750	8,527
[2]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/38	7,665	7,744
[2]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/39	11,650	11,714
[1]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/34	1,500	1,575
[1]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/36	2,000	2,086
[1]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/24	5,310	5,335
[1]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/25	1,500	1,528
[1]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/26	950	982
[1]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/28	1,010	1,062
[1]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/29	800	843
[1]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/30	1,500	1,576
	Lafayette Parish School Board Sales Tax Revenue	5.000%	4/1/36	525	594
	Lafayette Parish School Board Sales Tax Revenue	5.000%	4/1/37	500	557
	Lafayette Parish School Board Sales Tax Revenue	5.000%	4/1/38	625	684
	Lafayette Parish School Board Sales Tax Revenue	5.000%	4/1/39	765	830
	Lafayette Parish School Board Sales Tax Revenue	4.000%	4/1/42	1,000	1,005
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/28	5,140	5,451
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/28	4,525	4,779
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/29	2,575	2,719
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/31	6,150	6,475
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/32	4,035	4,245
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/33	4,475	4,708
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/34	4,375	4,603
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/35	3,500	3,679
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/36	5,000	5,240
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/37	5,000	5,217
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	3.000%	5/1/41	2,760	2,285
[3]	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, 70% of SOFR + 0.500%	4.224%	5/1/43	7,735	7,591
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/24	20,675	20,675
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/24	10,000	10,000
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	4.500%	5/1/25	43,000	43,455
	Louisiana GO	5.000%	2/1/27	5,325	5,583
	Louisiana GO	5.000%	2/1/28	5,000	5,348
	Louisiana GO	5.000%	5/1/29	14,815	15,002
	Louisiana GO	5.000%	2/1/30	9,000	9,989
	Louisiana GO	5.000%	5/1/30	2,950	2,986
	Louisiana GO	5.000%	10/1/30	2,000	2,115
	Louisiana GO	5.000%	2/1/31	10,000	11,274
	Louisiana GO	5.000%	2/1/33	6,000	6,948
	Louisiana GO	5.000%	2/1/34	7,000	8,206

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Louisiana GO	4.000%	10/1/34	10,710	10,892
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/26	1,625	1,667
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/27	1,250	1,301
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/28	2,135	2,216
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/31	5,180	5,403
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/32	5,875	6,123
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/33	13,760	14,327
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/34	8,940	9,301
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/35	27,020	28,052
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/36	44,245	45,740
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/37	11,935	12,281
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Plaquemines Project)	5.000%	9/1/26	1,700	1,717
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Plaquemines Project)	5.000%	9/1/28	1,875	1,893
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Plaquemines Project)	5.000%	9/1/31	1,420	1,434
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue PUT	0.875%	2/1/25	11,500	11,180
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Appropriation) Revenue (LCTCS Act 360 Project), Prere.	5.000%	10/1/24	3,000	3,013
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/29	5,900	6,294
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/31	11,040	11,741
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/32	1,575	1,675
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/33	1,520	1,617
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/34	2,260	2,401
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/35	2,505	2,650
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/36	2,635	2,775
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/37	2,775	2,903
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/38	2,915	3,039
[8]	Louisiana Local Government Environmental Facilities & Community Development Authority Miscellaneous Revenue	4.250%	8/15/34	23,750	23,692
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project)	4.150%	9/1/27	10,455	10,444
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	4.200%	9/1/28	5,020	5,067
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	4.200%	9/1/28	4,215	4,257
	Louisiana Public Facilities Authority College & University Revenue	5.250%	10/1/30	2,500	2,723
	Louisiana Public Facilities Authority College & University Revenue	5.000%	10/15/35	775	871
	Louisiana Public Facilities Authority College & University Revenue	5.000%	10/15/36	1,000	1,114
	Louisiana Public Facilities Authority College & University Revenue	5.000%	10/15/37	965	1,069
	Louisiana Public Facilities Authority College & University Revenue	5.000%	10/15/38	250	275
	Louisiana Public Facilities Authority College & University Revenue	4.000%	4/1/39	4,000	4,002
	Louisiana Public Facilities Authority College & University Revenue	4.000%	4/1/40	2,000	1,983
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,785	2,900
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,470	1,555
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	7,020	7,107
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	8,390	8,493
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project)	5.000%	6/1/36	5,000	5,192
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project)	5.000%	6/1/37	6,700	6,876

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project)	5.000%	6/1/38	4,040	4,134
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project) PUT	5.000%	6/1/25	15,000	15,113
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/24	525	525
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/25	1,310	1,323
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/27	1,520	1,539
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/25	10,935	11,021
[1]	Louisiana Public Facilities Authority Lease Revenue, Prere.	5.000%	6/1/25	2,300	2,336
	Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.000%	7/1/37	2,000	2,219
	Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.000%	7/1/38	1,500	1,647
	Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.000%	7/1/39	3,000	3,283
	Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.000%	7/1/40	2,250	2,450
	Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.000%	7/1/41	5,250	5,688
[1]	New Orleans Aviation Board Auto Parking Revenue	5.000%	10/1/28	1,825	1,948
[1]	New Orleans Aviation Board Auto Parking Revenue	5.000%	10/1/33	1,000	1,060
[1]	New Orleans Aviation Board Auto Parking Revenue	5.000%	10/1/34	1,280	1,356
[1]	New Orleans Aviation Board Auto Parking Revenue	5.000%	10/1/35	1,480	1,563
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/26	1,975	2,041
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/27	1,750	1,826
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/28	1,150	1,205
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/30	2,900	3,048
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/31	1,000	1,047
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/32	2,435	2,548
[2]	Shreveport LA Water & Sewer Water Revenue	4.000%	12/1/34	2,175	2,196
	St John the Baptist Parish School District No. 1 GO	5.250%	3/1/31	2,535	2,719
	St John the Baptist Parish School District No. 1 GO	5.250%	3/1/32	3,310	3,579
	St John the Baptist Parish School District No. 1 GO	5.250%	3/1/35	7,415	8,132
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	18,095	18,012
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	18,185	17,374
	St. John Parish the Baptist LA Industrial Revenue PUT	2.100%	7/1/24	1,800	1,792
	St. John Parish the Baptist LA Industrial Revenue PUT	2.200%	7/1/26	10,825	10,304
	St. John Parish the Baptist LA Industrial Revenue PUT	4.050%	7/1/26	8,900	8,807
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	5.000%	2/1/29	1,530	1,609
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/35	2,515	2,499
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/36	3,385	3,337
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/37	4,090	3,977
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/38	1,775	1,678
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/39	1,755	1,630
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	3.000%	2/1/40	4,250	3,121
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/41	1,485	1,353
					706,016
Maine (0.1%)
	Lower Kennebec Regional School Unit No. 1 GO	3.000%	11/1/33	1,000	944
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/39	3,065	3,067
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/40	1,685	1,676
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/41	3,330	3,291
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/26	365	374
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/27	350	364
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/28	360	375
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/29	465	484
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,000	1,053
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,270	1,355
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	800	862
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	680	724
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,480	1,594
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	635	676

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,077
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	585	623
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,000	1,077
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,310	2,457
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,079
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	500	555
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,250	2,386
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,000	1,076
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,765	1,792
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	350	356
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	3,315	3,498
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,150	1,159
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	3,365	3,530
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,500	1,502
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	350	352
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	2,470	2,577
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	2,000	1,983
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,690	1,656
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	300	297
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/40	1,000	1,103
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/26	1,045	1,083
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/27	1,320	1,370
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/28	2,210	2,293
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/29	2,010	2,084
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/30	1,890	1,960
	Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	11/1/33	2,920	2,987
	Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	5.000%	11/1/36	5,630	6,104
	Maine Municipal Bond Bank Miscellaneous Revenue	3.000%	11/1/35	2,370	2,187
	Maine Municipal Bond Bank Miscellaneous Revenue	3.000%	11/1/37	1,495	1,296
	Maine Municipal Bond Bank Miscellaneous Revenue	4.000%	11/1/39	1,100	1,117
	Maine Municipal Bond Bank Miscellaneous Revenue	3.000%	11/1/40	1,345	1,106
	Maine Municipal Bond Bank Miscellaneous Revenue	3.000%	11/1/41	1,925	1,559
	Maine State Housing Authority Local or Guaranteed Housing Revenue	2.300%	11/15/46	325	210
	Maine State Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/15/48	1,795	1,776
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/33	1,460	1,563
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/34	1,750	1,870
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/34	1,000	1,110
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/36	1,525	1,672
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/39	1,040	1,050
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/40	1,195	1,198
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/41	1,155	1,151
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/42	1,125	1,114
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/30	425	462
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/32	810	879
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/33	695	753
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/34	620	672
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/35	1,000	1,003
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/37	1,055	1,043
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/38	1,170	1,151
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/40	1,850	1,789
					92,586
Maryland (1.2%)
	Anne Arundel County MD GO	5.000%	4/1/27	1,070	1,127
	Anne Arundel County MD GO	5.000%	4/1/28	4,030	4,329
	Anne Arundel County MD GO	5.000%	4/1/35	1,090	1,106
	Baltimore County MD GO	4.000%	3/1/34	2,650	2,736
	Baltimore County MD GO	4.000%	3/1/35	7,845	8,093
	Baltimore County MD GO	4.000%	3/1/38	5,000	5,166
[8]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.050%	6/1/28	190	176
[8]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.150%	6/1/29	215	197
[8]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.375%	6/1/29	300	276
[8]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.200%	6/1/30	200	181
[8]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.250%	6/1/31	200	181
[8]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.300%	6/1/32	255	230
[8]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.350%	6/1/33	265	236
[8]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.400%	6/1/34	290	255
[8]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.550%	6/1/34	600	528

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.450%	6/1/35	300	263
	Baltimore MD Special Obligation Revenue (Harbor Point Project)	4.875%	6/1/42	875	854
	Charles County MD GO	5.000%	10/1/27	4,155	4,420
	Frederick County MD Tax Allocation Revenue (Oakdale-lake Linganore Project)	3.250%	7/1/29	895	832
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/27	2,000	2,017
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/28	2,000	2,026
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/33	5,000	5,063
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/36	2,000	2,012
	Howard County Housing Commission Local or Guaranteed Housing Revenue	1.200%	6/1/27	1,000	891
	Howard County Housing Commission Local or Guaranteed Housing Revenue	1.600%	6/1/29	4,855	4,188
	Howard County MD (Consolidated Public Improvement Project) GO	5.000%	2/15/26	5,320	5,478
	Howard County MD (Consolidated Public Improvement Project) GO	3.000%	8/15/33	4,925	4,666
	Howard County MD (Consolidated Public Improvement Project) GO	4.000%	8/15/42	6,985	6,983
	Maryland Community Development Administration Intergovernmental Agreement Revenue	3.000%	6/1/41	3,005	2,475
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	9/1/29	1,000	1,063
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	2.100%	9/1/41	9,000	6,208
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/49	940	929
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	9/1/52	925	940
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	5,045	5,348
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/29	32,400	31,586
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/29	26,890	27,989
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	5/1/30	3,000	3,094
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/30	31,000	29,927
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Morgan State University Project)	5.625%	7/1/43	2,500	2,686
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/26	2,000	2,038
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/27	1,350	1,394
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/28	2,000	2,093
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/29	1,850	1,940
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/30	1,250	1,312
	Maryland Economic Development Corp. Tax Allocation Revenue (Port Convington Project)	3.250%	9/1/30	1,150	1,058
	Maryland GO	5.000%	3/15/26	10,000	10,311
	Maryland GO	5.000%	8/1/26	54,710	56,825
	Maryland GO	5.000%	8/1/26	20,000	20,773
	Maryland GO	5.000%	8/1/27	8,165	8,655
	Maryland GO	5.000%	6/1/28	10,000	10,777
	Maryland GO	5.000%	8/1/28	4,500	4,775
	Maryland GO	3.250%	8/1/30	9,000	8,836
	Maryland GO	5.000%	6/1/31	3,565	4,052
	Maryland GO	3.500%	3/15/32	10,000	9,905
	Maryland GO	5.000%	3/15/37	38,575	44,092
	Maryland Health & Higher Educational Facilities Authority College & University Revenue	5.000%	6/1/29	1,000	1,001
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	5.000%	6/1/30	350	367
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	5.000%	6/1/32	400	421
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/34	700	683
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/36	425	408
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/38	500	466
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/39	475	437
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/41	1,515	1,360
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	70	70
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	275	275
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	210	212
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	235	239
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	3,100	3,131
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/28	5,685	5,864
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	1,420	1,503
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	565	582
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	160	165
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/29	2,250	2,326
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	1,500	1,610
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	425	438

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	285	297
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/30	2,180	2,256
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	850	877
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/31	2,470	2,693
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/32	1,950	2,125
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,029
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	6,650	6,651
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/33	1,000	995
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	5,000	5,001
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/34	1,835	1,997
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,600	2,633
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/35	2,500	2,717
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	1,445	1,469
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/37	6,435	6,516
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	745	674
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/38	2,400	2,408
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/39	5,970	5,320
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/39	3,540	3,507
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/40	3,180	3,101
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	870	825
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	4,665	4,824
[8,9]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.820%	5/2/24	455	455
[3,8]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.540%	4.310%	7/1/41	72,360	72,360
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/38	1,760	1,938
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/26	430	444
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	3/1/27	460	481
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	3/1/28	1,350	1,437
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/28	795	849
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	3/1/29	1,510	1,635
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/30	1,610	1,770
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/31	1,770	1,972
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/32	1,000	1,128
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/33	1,600	1,801
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/34	2,310	2,597
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/35	2,285	2,344
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/35	1,990	2,048
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/36	1,500	1,530
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/36	2,310	2,361
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/37	4,350	4,399
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/37	1,010	1,023
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/38	4,830	4,851
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/38	1,910	1,919
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/39	3,500	3,500
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/39	4,300	4,300
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/40	3,185	3,140
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/40	6,090	6,005
	Maryland Stadium Authority Built to Learn Appropriations Revenue	3.000%	6/1/42	11,455	9,313
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/32	5,595	5,281
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/33	3,500	3,283
	Maryland State Transportation Authority Highway Revenue	2.000%	7/1/34	9,000	7,258
	Maryland State Transportation Authority Highway Revenue	2.000%	7/1/35	8,000	6,343
	Maryland State Transportation Authority Highway Revenue	2.125%	7/1/36	10,000	7,837
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/37	7,975	7,060
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/38	2,250	1,950
	Maryland State Transportation Authority Highway Revenue	4.000%	7/1/38	2,280	2,299
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/40	4,750	3,972
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/40	3,000	3,355
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/41	5,000	5,565
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/42	5,000	5,541
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/43	1,500	1,654
	Montgomery County Housing Opportunites Commission Local or Guaranteed Housing Revenue	5.000%	1/1/43	1,410	1,501
	Montgomery County MD GO	5.000%	11/1/24	15,390	15,497
	Montgomery County MD GO	4.000%	11/1/27	5,095	5,261
	Montgomery County MD GO	3.000%	11/1/36	16,000	14,582
	Montgomery County MD GO	5.000%	8/1/37	10,100	11,419

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Montgomery County MD GO	4.000%	8/1/40	11,250	11,384
Prince George's County MD COP	5.000%	10/1/43	4,500	4,693
Prince George's County MD GO	5.000%	7/15/26	22,685	23,542
Prince George's County MD GO	4.000%	7/15/30	7,500	7,752
Prince George's County MD GO	4.000%	7/15/31	1,000	1,040
Prince George's County MD GO	3.000%	7/15/33	14,000	13,369
Prince George's County MD Health, Hospital, Nursing Home Revenue	4.750%	4/1/27	4,060	4,030
Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	1,030	1,017
Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	3,185	3,130
Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/26	965	966
Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/26	770	771
Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/28	1,100	1,103
Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/29	500	501
Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/30	800	802
Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/32	535	535
Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/32	750	750
Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/35	1,000	997
University System of Maryland College & University Revenue	4.000%	4/1/29	6,100	6,243
University System of Maryland College & University Revenue	4.000%	4/1/30	6,345	6,501
University System of Maryland College & University Revenue	4.000%	4/1/31	6,600	6,716
University System of Maryland College & University Revenue	3.000%	4/1/32	5,360	5,110
University System of Maryland College & University Revenue	3.125%	4/1/33	5,520	5,267
Washington Suburban Sanitary Commission Water Revenue	5.000%	6/15/26	7,000	7,253
Washington Suburban Sanitary Commission Water Revenue	4.000%	6/15/33	14,265	14,558
Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/36	3,200	3,304
Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/41	10,220	10,331
Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/41	1,020	1,031
Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/43	11,050	10,930
Washington Suburban Sanitary Commission Water Revenue, Prere.	4.000%	6/1/24	8,185	8,184
				852,132
Massachusetts (1.8%)
Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/29	980	992
Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/39	1,000	1,002
Commonwealth of Massachusetts GO	5.000%	12/1/25	20,080	20,596
Commonwealth of Massachusetts GO	5.000%	11/1/26	10,000	10,431
Commonwealth of Massachusetts GO	5.000%	7/1/27	41,775	43,283
Commonwealth of Massachusetts GO	5.000%	7/1/28	29,520	31,850
Commonwealth of Massachusetts GO	5.000%	9/1/28	6,935	7,506
Commonwealth of Massachusetts GO	5.000%	12/1/28	4,155	4,345
Commonwealth of Massachusetts GO	5.000%	7/1/29	10,425	10,592
Commonwealth of Massachusetts GO	5.000%	7/1/29	5,285	5,485
Commonwealth of Massachusetts GO	5.000%	7/1/30	8,000	8,125
Commonwealth of Massachusetts GO	5.000%	10/1/30	51,030	57,324
Commonwealth of Massachusetts GO	5.000%	11/1/30	25,000	26,529
Commonwealth of Massachusetts GO	5.000%	10/1/31	11,400	12,987
Commonwealth of Massachusetts GO	5.250%	1/1/34	20,000	21,940
Commonwealth of Massachusetts GO	5.000%	5/1/35	2,000	2,321
Commonwealth of Massachusetts GO	5.000%	5/1/35	2,645	3,070
Commonwealth of Massachusetts GO	5.000%	7/1/35	13,000	13,195
Commonwealth of Massachusetts GO	3.000%	3/1/36	7,930	7,284
Commonwealth of Massachusetts GO	5.000%	5/1/36	1,650	1,902
Commonwealth of Massachusetts GO	5.000%	9/1/36	23,520	25,193
Commonwealth of Massachusetts GO	5.000%	12/1/36	6,500	6,742
Commonwealth of Massachusetts GO	2.000%	3/1/37	6,020	4,631
Commonwealth of Massachusetts GO	5.000%	5/1/37	1,300	1,481
Commonwealth of Massachusetts GO	5.000%	9/1/37	10,030	10,680
Commonwealth of Massachusetts GO	5.000%	11/1/37	20,000	20,995
Commonwealth of Massachusetts GO	5.000%	5/1/38	1,000	1,129
Commonwealth of Massachusetts GO	5.000%	9/1/38	13,000	13,788
Commonwealth of Massachusetts GO	3.000%	11/1/38	6,000	5,192
Commonwealth of Massachusetts GO	5.000%	5/1/39	1,200	1,347
Commonwealth of Massachusetts GO	3.000%	7/1/39	4,010	3,426
Commonwealth of Massachusetts GO	3.000%	11/1/39	4,500	3,836
Commonwealth of Massachusetts GO	2.000%	3/1/40	3,055	2,146
Commonwealth of Massachusetts GO	5.000%	5/1/40	1,250	1,393
Commonwealth of Massachusetts GO	3.000%	11/1/40	10,840	9,030
Commonwealth of Massachusetts GO	5.000%	1/1/41	4,750	5,280

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Massachusetts GO	2.000%	3/1/41	8,280	5,689
	Commonwealth of Massachusetts GO	5.000%	3/1/41	7,840	8,728
	Commonwealth of Massachusetts GO	5.000%	5/1/41	2,500	2,763
	Commonwealth of Massachusetts GO	5.000%	5/1/41	10,000	10,584
	Commonwealth of Massachusetts GO	3.000%	11/1/41	2,550	2,091
	Commonwealth of Massachusetts GO	5.000%	1/1/42	6,190	6,826
	Commonwealth of Massachusetts GO	2.000%	3/1/42	8,815	5,926
	Commonwealth of Massachusetts GO	5.000%	5/1/42	5,390	5,912
	Commonwealth of Massachusetts GO	5.000%	3/1/43	10,850	11,925
	Commonwealth of Massachusetts GO	5.000%	5/1/43	1,185	1,294
	Commonwealth of Massachusetts GO	5.000%	5/1/43	2,000	2,184
	Commonwealth of Massachusetts GO	5.000%	11/1/43	21,825	23,739
	Commonwealth of Massachusetts GO	5.000%	11/1/43	7,000	7,703
	Commonwealth of Massachusetts GO	5.000%	3/1/44	8,560	9,371
	Commonwealth of Massachusetts GO	5.000%	11/1/44	2,500	2,740
	Commonwealth of Massachusetts GO	5.000%	7/1/45	10,050	10,668
[7]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/26	29,860	30,840
[7]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/28	11,075	12,004
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/35	7,500	7,665
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/38	10,000	10,070
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/35	8,450	9,067
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/40	620	627
	Lowell MA GO	4.000%	8/1/37	1,695	1,755
	Lowell MA GO	3.000%	9/1/37	2,400	2,132
	Lowell MA GO	4.000%	8/1/38	1,410	1,446
	Lowell MA GO	3.000%	9/1/38	2,490	2,167
	Lowell MA GO	3.000%	9/1/39	2,000	1,712
	Lowell MA GO	4.000%	8/1/40	1,850	1,867
	Lowell MA GO	4.000%	8/1/41	2,000	1,998
	Marblehead MA GO	2.000%	7/15/41	1,255	864
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	235	239
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	255	260
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/34	2,100	2,340
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/36	2,730	2,914
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/36	700	809
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/36	875	1,011
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/37	3,675	3,851
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/37	5,015	5,255
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/37	5,795	6,155
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/37	820	934
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/37	800	912
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	5,020	5,244
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	5,000	5,289
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	650	734
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	600	678
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/39	955	972
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/39	5,000	5,213
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/39	8,760	9,244
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/39	1,500	1,687
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/40	3,250	3,282
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	8,000	8,920
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41	2,640	2,926
	Massachusetts Clean Water Trust Lease Revenue	5.000%	8/1/36	1,995	2,181
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/26	3,000	3,088
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/27	1,565	1,647
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/29	1,125	1,234
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/30	1,325	1,482
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/37	325	373
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/38	300	341
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/40	550	615
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/42	700	776
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	125	125
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/24	600	601
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	65	65
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/25	800	806
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	170	173
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	180	185

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/28	180	187
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/28	1,325	1,363
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	1,275	1,320
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	190	199
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	195	206
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/30	1,460	1,504
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/31	415	440
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/31	1,580	1,615
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/31	3,000	3,058
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/32	2,000	2,070
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/32	430	458
	Massachusetts Development Finance Agency College & University Revenue	5.000%	11/15/32	12,790	14,917
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	870	888
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	515	529
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/33	1,285	1,307
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/33	3,175	3,277
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/34	1,525	1,571
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/35	1,900	1,840
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/36	2,145	2,205
	Massachusetts Development Finance Agency College & University Revenue	4.000%	2/15/36	20,000	21,854
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/36	500	528
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/37	545	569
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	2,250	2,072
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/40	21,000	24,786
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/42	1,000	1,015
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,100	1,101
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,310	1,311
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,015	1,025
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	2,770	2,793
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,027
[8]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	500	499
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	5,065	5,341
[8]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	1,310	1,306
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	8,020	8,520
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	5,010	5,144
[8]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/28	345	346
[8]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,500	1,544
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,300	3,477
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	175	186
[8]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/29	645	649
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	530	568
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	200	215
[8]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/30	675	681
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	650	706
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,365	1,431
[8]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/31	1,375	1,387
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	520	556
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	3,760	3,848
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,650	1,775
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	310	334
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	32,680	36,996
[8]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	815	822
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	17,575	17,834
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	475	507
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,660	1,731
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,360	1,459
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	325	348
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	575	613
[8]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	3,000	3,113
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	3,490	3,556
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	4,355	4,537
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,072
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	295	316
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	5,710	5,790
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	27,335	31,239
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	600	635
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,835	1,908

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	5,500	5,720
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,250	1,337
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	205	219
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	5,240	5,445
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	5,000	5,179
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,020	1,085
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	5,700	5,872
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,000	1,013
[8]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	4,555	4,628
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	5,000	5,129
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	1,120	1,133
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	1,200	1,194
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	260	272
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	270	281
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	1,900	1,613
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	2,030	2,205
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	2,160	2,331
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/29	2,500	2,742
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	1,255	1,281
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/29	2,365	2,414
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/30	2,485	2,532
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/32	2,000	2,031
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/33	1,955	1,982
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/38	5,000	4,974
[14]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	11/1/25	7,000	7,066
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.500%	6/1/30	5,000	5,651
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/27	5,770	5,753
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.050%	12/1/28	12,060	12,098
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,700	2,609
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/33	4,005	4,013
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,470	1,473
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/35	2,500	2,505
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/36	3,905	4,237
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/37	4,770	5,143
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/38	2,860	3,062
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/39	2,560	2,732
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/26	6,795	6,935
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/27	9,010	9,196
	Massachusetts School Building Authority Sales Tax Revenue	4.750%	8/15/32	28,685	29,064
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/33	20,255	21,134
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/34	9,580	9,992
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/37	55,920	56,841
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/39	10,645	10,974
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/25	5,000	5,094
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/25	4,000	4,075
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/25	14,175	14,440
[5]	Massachusetts State College Building Authority College & University Revenue	5.500%	5/1/33	2,225	2,580
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/34	3,715	3,811
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/35	3,865	3,953
	Massachusetts State College Building Authority College & University Revenue	2.000%	5/1/39	1,145	791
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/27	5,000	5,317
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/37	7,985	9,840
	Tisbury MA GO	4.000%	8/15/37	1,815	1,892
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/34	1,540	1,683
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/40	3,050	3,082
[1]	Worcester MA GO	4.000%	2/15/38	1,350	1,398
[1]	Worcester MA GO	4.000%	2/15/39	1,805	1,858
[1]	Worcester MA GO	4.000%	2/15/41	2,460	2,488
[1]	Worcester MA GO	4.000%	2/15/42	2,485	2,505
	Worcester MA GO	4.000%	2/15/42	1,510	1,496
	Worcester MA GO	4.000%	2/15/43	3,315	3,284
	Worcester MA GO	4.000%	2/15/44	3,680	3,605
					1,276,272
Michigan (2.8%)
[16]	Allegan Public School District GO	5.000%	5/1/39	1,075	1,164
[16]	Allegan Public School District GO	5.000%	5/1/41	2,330	2,494
[16]	Allegan Public School District GO	5.000%	5/1/42	2,435	2,594

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[16]	Allegan Public School District GO	5.000%	5/1/43	1,270	1,349
[16]	Alpena MI Public Schools GO	4.375%	5/1/47	1,000	999
	Ann Arbor School District GO	5.000%	5/1/38	1,000	1,102
[16]	Battle Creek MI School District GO	5.000%	5/1/32	2,920	3,000
[16]	Battle Creek MI School District GO	5.000%	5/1/33	1,500	1,541
[16]	Battle Creek MI School District GO	5.000%	5/1/34	3,065	3,144
	Bloomfield Hills School District GO	5.000%	5/1/31	750	846
	Bloomfield Hills School District GO	5.000%	5/1/40	1,100	1,195
	Bloomfield Hills School District GO	5.000%	5/1/42	550	593
	Bloomfield Hills School District GO	5.000%	5/1/43	500	537
[16]	Chippewa Valley Schools GO	5.000%	5/1/25	755	765
[16]	Chippewa Valley Schools GO	5.000%	5/1/32	1,005	1,020
[16]	Chippewa Valley Schools GO	5.000%	5/1/33	1,725	1,868
[16]	Chippewa Valley Schools GO	5.000%	5/1/34	2,850	3,084
[16]	Chippewa Valley Schools GO	5.000%	5/1/34	1,080	1,093
[16]	Chippewa Valley Schools GO	5.000%	5/1/35	2,850	3,075
[16]	Chippewa Valley Schools GO	5.000%	5/1/35	800	809
[16]	Chippewa Valley Schools GO	5.000%	5/1/36	3,325	3,571
[16]	Chippewa Valley Schools GO	5.000%	5/1/37	3,475	3,707
[1,16]	Detroit City School District GO	5.250%	5/1/27	1,210	1,280
[1]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/32	2,770	2,772
[1]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/34	5,630	5,633
[1]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/35	3,500	3,501
[1]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/38	2,800	2,800
	Detroit MI GO	5.000%	4/1/32	800	845
	Detroit MI GO	5.000%	4/1/33	400	422
	Detroit MI GO	5.000%	4/1/34	400	422
	Detroit MI GO	5.500%	4/1/36	435	467
	Detroit MI GO	5.000%	4/1/37	700	728
	Detroit MI GO	5.500%	4/1/40	680	716
	Detroit MI GO	6.000%	5/1/43	475	526
[1]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/26	1,130	1,157
[1]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/28	1,000	1,059
[1]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/30	1,895	2,013
[1]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/32	2,315	2,456
[1]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/35	1,310	1,375
[1]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/37	1,610	1,672
[16]	East Lansing School District GO	5.000%	5/1/28	695	730
[16]	East Lansing School District GO	5.000%	5/1/29	500	526
[16]	East Lansing School District GO	5.000%	5/1/30	615	648
[16]	East Lansing School District GO	5.000%	5/1/31	1,955	2,061
[16]	East Lansing School District GO	5.000%	5/1/33	755	795
[16]	East Lansing School District GO	5.000%	5/1/34	1,540	1,622
[16]	East Lansing School District GO	5.000%	5/1/36	1,125	1,181
[2]	Eastern Michigan University College & University Revenue	5.000%	3/1/26	1,510	1,543
[2]	Eastern Michigan University College & University Revenue	5.000%	3/1/30	1,250	1,300
[2]	Eastern Michigan University College & University Revenue	5.000%	3/1/31	1,000	1,039
[1,16]	Fenton Area Public Schools GO	4.000%	5/1/42	2,320	2,296
[1,16]	Fenton Area Public Schools GO	4.000%	5/1/43	2,410	2,356
[1,16]	Fenton Area Public Schools GO	4.000%	5/1/45	2,580	2,481
[1]	Grand Rapids Public Schools GO	5.000%	5/1/26	3,105	3,195
[1]	Grand Rapids Public Schools GO	5.000%	5/1/39	750	835
[1]	Grand Rapids Public Schools GO	5.000%	5/1/40	1,050	1,159
[1]	Grand Rapids Public Schools GO	5.000%	5/1/41	1,200	1,306
[1]	Grand Rapids Public Schools GO	5.000%	5/1/42	1,225	1,328
[1]	Grand Rapids Public Schools GO	5.000%	5/1/43	1,700	1,834
[1]	Grand Rapids Public Schools GO	5.000%	5/1/44	1,450	1,555
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/26	1,750	1,810
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/26	3,070	3,175
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/27	9,305	9,809
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/28	23,065	24,812
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/29	28,045	30,729
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/34	2,585	2,769
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/35	2,720	2,889
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/36	2,350	2,497
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/37	1,495	1,580
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/37	3,240	3,646

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/37	4,465	5,078
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/38	2,645	2,781
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/38	1,400	1,553
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/38	3,000	3,399
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/39	4,275	4,806
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/40	1,100	1,229
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/40	1,000	1,117
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/40	8,565	9,569
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/41	1,145	1,271
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/41	7,000	7,784
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/42	1,200	1,324
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/43	1,025	1,124
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/25	4,800	4,880
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/30	17,025	17,547
[1]	Great Lakes Water Authority Sewage Disposal System Water Revenue	4.000%	7/1/33	4,750	4,792
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/35	34,580	35,539
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/36	64,250	65,842
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/25	10,475	10,649
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/26	4,545	4,683
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/26	920	948
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/27	5,035	5,283
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/27	975	1,023
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/28	14,000	14,506
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/28	6,500	6,950
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/29	14,000	15,214
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/29	1,080	1,174
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/30	5,480	5,648
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/30	1,110	1,237
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	9,210	9,483
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	1,170	1,299
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	1,185	1,310
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/32	835	927
[1]	Great Lakes Water Authority Water Supply System Water Revenue	4.000%	7/1/33	13,380	13,497
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/34	750	832
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/34	1,375	1,519
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	4,000	4,113
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	930	1,030
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	1,440	1,574
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	3,145	3,580
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	6,320	7,092
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/36	2,000	2,050
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/36	1,515	1,640
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/37	750	818
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/37	1,595	1,710
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/37	1,500	1,703
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/38	1,000	1,085
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/38	1,670	1,780
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/38	1,000	1,130
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/39	1,000	1,080
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/39	1,755	1,867
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/39	2,750	3,094
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/40	1,840	1,948
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/40	600	670
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/40	4,390	4,888
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/41	700	777
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/41	4,415	4,887
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/42	1,015	1,119
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/42	3,295	3,639
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/43	1,325	1,452
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/45	1,850	1,938
[16]	Greenville Public Schools GO	3.000%	11/1/34	2,545	2,334
	Grosse Pointe Public School System GO	5.000%	5/1/36	1,635	1,748
	Grosse Pointe Public School System GO	5.000%	5/1/37	1,350	1,433
	Grosse Pointe Public School System GO	5.000%	5/1/38	1,300	1,372
	Grosse Pointe Public School System GO	5.000%	5/1/39	1,000	1,052
[16]	Hudsonville Public Schools GO	5.000%	5/1/33	1,360	1,434
[16]	Hudsonville Public Schools GO	4.000%	5/1/34	1,050	1,089

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[16]	Hudsonville Public Schools GO	5.000%	5/1/34	1,120	1,181
[16]	Hudsonville Public Schools GO	4.000%	5/1/35	560	580
[16]	Hudsonville Public Schools GO	5.000%	5/1/35	1,000	1,052
[16]	Hudsonville Public Schools GO	5.000%	5/1/36	1,000	1,050
[16]	Hudsonville Public Schools GO	4.000%	5/1/37	1,460	1,489
[16]	Hudsonville Public Schools GO	5.000%	5/1/37	1,015	1,059
[16]	Hudsonville Public Schools GO	4.000%	5/1/39	1,065	1,073
[16]	Hudsonville Public Schools GO	4.000%	5/1/40	1,300	1,304
	Ingham County Building Authority Lease Revenue	3.000%	5/1/33	3,800	3,535
	Ingham County Building Authority Lease Revenue	3.000%	5/1/36	4,150	3,711
	Ingham County Building Authority Lease Revenue	3.000%	5/1/37	4,275	3,748
	Ingham County Building Authority Lease Revenue	3.000%	5/1/38	4,400	3,741
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	1,910	1,957
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	4,640	4,753
[1]	Kalamazoo Public Schools GO	5.000%	5/1/42	1,125	1,198
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/25	3,250	3,252
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/25	1,000	1,017
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/27	1,120	1,164
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/29	5,325	5,342
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/30	1,750	1,755
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/31	1,020	1,062
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/31	4,750	4,765
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/32	1,030	1,071
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/32	5,000	5,016
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/33	2,140	2,225
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/34	1,500	1,505
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/35	8,730	8,757
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/37	1,145	1,178
[16]	Lake Orion Community School District GO	4.000%	5/1/30	575	598
[16]	Lake Orion Community School District GO	4.000%	5/1/31	400	417
[16]	Lake Orion Community School District GO	4.000%	5/1/32	500	523
[16]	Lake Orion Community School District GO	4.000%	5/1/33	600	628
[16]	Lake Orion Community School District GO	5.000%	5/1/33	3,800	4,145
[16]	Lake Orion Community School District GO	5.000%	5/1/34	2,400	2,618
[16]	Lake Orion Community School District GO	5.000%	5/1/35	4,280	4,653
[16]	Lake Orion Community School District GO	5.000%	5/1/36	3,800	4,118
[16]	Lake Orion Community School District GO	5.000%	5/1/37	4,025	4,315
[16]	Lake Orion Community School District GO	4.000%	5/1/38	800	814
[16]	Lake Orion Community School District GO	4.000%	5/1/39	1,090	1,098
[16]	Lake Orion Community School District GO	4.000%	5/1/40	1,100	1,103
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/44	3,265	3,434
	Lansing Board of Water & Light Multiple Utility Revenue	5.000%	7/1/40	2,750	3,053
	Lansing Board of Water & Light Multiple Utility Revenue	5.000%	7/1/41	2,000	2,210
	Lansing Board of Water & Light Multiple Utility Revenue	5.000%	7/1/42	2,930	3,223
	Lansing Board of Water & Light Multiple Utility Revenue	5.000%	7/1/43	3,750	4,106
	Lansing Board of Water & Light Multiple Utility Revenue	5.000%	7/1/44	3,000	3,276
[1]	Lansing MI GO	4.000%	6/1/39	3,570	3,603
[1]	Lansing MI GO	4.000%	6/1/40	1,000	1,002
[1,16]	Lincoln Consolidated School District GO	5.000%	5/1/26	1,265	1,307
[1]	Livonia Public Schools GO	5.000%	5/1/42	4,395	4,642
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/27	1,610	1,686
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/29	1,645	1,719
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/30	2,540	2,647
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/31	2,030	2,115
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/33	2,215	2,307
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/34	1,835	1,912
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/42	3,500	3,609
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/32	1,145	1,166
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/33	1,010	1,027
[16]	Marysville Public Schools District GO	5.000%	5/1/29	2,290	2,356
[16]	Marysville Public Schools District GO	5.000%	5/1/32	3,010	3,091
[16]	Marysville Public Schools District GO	5.000%	5/1/33	3,285	3,373
	Michigan (Environmental Program) GO	5.000%	12/1/25	7,835	8,033
	Michigan (Environmental Program) GO	5.000%	12/1/26	2,285	2,338
	Michigan (Environmental Program) GO	4.000%	5/1/28	9,000	9,154
	Michigan (Environmental Program) GO	5.000%	12/1/28	1,590	1,626
	Michigan (Environmental Program) GO	3.000%	5/15/39	1,440	1,224

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Michigan Finance Authority College & University Revenue	4.000%	9/1/30	725	734
Michigan Finance Authority College & University Revenue	4.000%	9/1/31	660	668
Michigan Finance Authority College & University Revenue	4.000%	2/1/32	285	266
Michigan Finance Authority College & University Revenue	5.000%	9/1/32	690	746
Michigan Finance Authority College & University Revenue	5.000%	9/1/33	725	780
Michigan Finance Authority College & University Revenue	5.000%	9/1/34	1,140	1,226
Michigan Finance Authority College & University Revenue	5.000%	9/1/36	1,010	1,073
Michigan Finance Authority College & University Revenue	5.000%	9/1/37	1,200	1,265
Michigan Finance Authority College & University Revenue	4.000%	9/1/39	1,045	993
Michigan Finance Authority College & University Revenue	4.000%	9/1/40	1,100	1,032
Michigan Finance Authority College & University Revenue	4.000%	9/1/41	1,120	1,041
Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/28	1,020	1,078
Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/31	1,300	1,380
Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	4.000%	12/1/35	1,530	1,536
Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	4.000%	12/1/37	1,655	1,638
Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/38	1,000	1,034
Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/29	415	434
Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/30	425	447
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/31	910	910
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/32	950	951
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/33	990	991
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/34	1,000	1,003
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/35	400	400
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/36	565	565
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/37	640	627
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/38	660	630
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/39	645	610
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	2,395	2,406
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	1,680	1,699
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	3,750	3,802
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	3,585	3,657
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	5,505	5,665
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,000	1,011
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	4,000	4,112
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	3,095	3,210
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	4,010	4,193
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	870	879
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,800	2,936
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,070	2,186
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	1,525	1,602
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	4,165	4,428
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/28	1,000	1,011
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,375	2,508
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	1,580	1,686
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	4,395	4,741
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	1,015	1,026
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	4,880	5,125
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	1,600	1,707
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	2,580	2,608
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	3,770	3,951
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/31	12,000	13,286
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	2,655	2,684
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/31/31	1,000	1,092
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	4,290	4,483
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/32	11,450	12,827
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/31/32	1,475	1,622
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	3,665	3,792
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	3,345	3,570
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/28/33	1,000	1,100
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/31/33	1,000	1,105
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	5,040	5,179
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/28/34	1,000	1,108
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/31/34	1,000	1,102
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	7,000	7,238
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	7,870	8,083
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	5,145	5,375
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	2,245	2,394

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	10,000	10,156
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	8,810	9,178
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	5,570	5,908
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/36	7,315	8,102
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	3,190	3,261
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	3,310	3,326
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	6,020	6,335
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/28/37	1,800	1,948
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/37	8,145	8,938
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	12,000	12,316
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/38	10,255	10,687
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/38	1,715	1,716
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/38	8,305	9,040
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/39	12,000	12,444
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/28/39	1,850	1,972
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	8,295	8,701
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	2/28/41	1,100	1,186
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	5,000	5,205
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	2/28/43	1,375	1,469
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/44	5,000	4,709
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/25	5,000	5,038
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/28	8,000	8,464
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/24	1,310	1,318
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	1,355	1,356
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	2,000	2,001
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	3,000	3,002
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	5,000	5,003
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	3,000	3,007
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	11,020	11,045
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	4/1/25	3,160	3,195
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	4/1/26	1,320	1,354
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/26	2,310	2,392
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/27	1,320	1,393
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/30	2,200	2,350
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/31	1,020	1,088
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/32	1,225	1,303
	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/33	2,030	2,113
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/33	1,095	1,164
	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/34	2,125	2,206
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/34	1,440	1,530
	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/35	2,005	2,073
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/35	1,525	1,615
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/36	2,045	2,165
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/37	2,515	2,637
[2]	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/38	2,110	2,200
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/24	900	901
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/26	3,300	3,315
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/27	3,375	3,390
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/29	4,360	4,377
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/30	5,240	5,259
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/32	2,500	2,509
[1]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/24	15,150	15,173
[7]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/24	1,840	1,842
[1]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/26	5,000	5,008
[1]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/28	7,025	7,032
	Michigan Finance Authority Sewer Revenue	5.000%	7/1/33	20,250	20,275
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/26	1,500	1,515
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/27	1,350	1,364
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/28	1,000	1,010
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/32	3,120	3,151
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/33	3,500	3,535
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/34	5,000	5,050
[1]	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/35	3,500	3,537
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	670	670
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	500	513
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	2,650	2,866
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	3,305	3,582

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/33	3,250	3,520
Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/35	2,350	2,387
Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/36	1,570	1,584
Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/37	4,215	4,217
Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	4,630	4,581
Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	5,355	5,254
Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/40	3,750	3,663
Michigan Finance Authority Water Revenue	4.000%	10/1/30	7,540	7,686
Michigan Finance Authority Water Revenue	5.000%	10/1/36	5,540	5,934
Michigan Finance Authority Water Revenue	5.000%	10/1/37	7,005	7,457
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/29	16,500	16,524
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/30	15,000	15,020
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/30	700	709
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/31	10,000	10,014
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/31	2,500	2,528
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/32	7,500	7,510
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/32	1,000	1,010
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/33	850	858
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	2,000	2,003
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	3,000	3,024
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	6,040	6,100
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/35	1,350	1,360
Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	4/15/36	4,475	4,833
Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/27	1,565	1,627
Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/28	2,240	2,327
Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/32	10,115	10,468
Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/34	3,625	3,745
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/25	5,475	5,551
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/26	6,520	6,657
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/28	8,135	8,269
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/29	26,630	27,064
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/30	14,460	14,702
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/31	3,545	3,604
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/31	10,415	10,586
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/32	24,205	24,614
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/32	4,660	4,739
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/33	12,000	12,207
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/34	4,000	4,069
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/35	13,405	13,635
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/38	6,675	6,765
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	4.000%	10/15/43	1,025	1,009
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program) TOB	5.000%	10/15/37	1,000	1,131
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program) TOB	5.000%	10/15/38	450	503
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program) TOB	5.000%	10/15/41	1,000	1,099
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,100	2,142
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,160	2,241
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,490	2,629
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,290	2,418
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,410	1,488
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,865	1,968
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	3,035	3,192
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	18,470	18,685
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	1,355	1,421
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	2,655	2,703
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	16,910	17,103
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.750%	4/1/27	7,625	7,596
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	6/1/47	2,020	1,992
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	12/1/48	2,085	2,062
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	12/1/50	2,995	2,928
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	6/1/52	1,655	1,592
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	6/1/53	10,750	10,943
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	12/1/53	26,625	28,002
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.625%	4/1/27	3,875	3,827
Michigan State University College & University Revenue	4.000%	2/15/27	5,400	5,510
Michigan State University College & University Revenue	5.000%	2/15/30	900	976
Michigan State University College & University Revenue	5.000%	2/15/31	1,450	1,573
Michigan State University College & University Revenue	5.000%	2/15/32	1,380	1,496

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan State University College & University Revenue	5.000%	2/15/33	1,940	2,102
	Michigan State University College & University Revenue	5.000%	2/15/34	5,820	6,294
	Michigan State University College & University Revenue	5.000%	2/15/35	1,300	1,404
	Michigan State University College & University Revenue	5.000%	2/15/36	1,860	1,998
	Michigan State University College & University Revenue	4.000%	2/15/37	1,750	1,771
	Michigan State University College & University Revenue	4.000%	2/15/38	1,000	1,007
	Michigan State University College & University Revenue	5.000%	8/15/40	1,300	1,310
	Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.000%	10/15/30	1,480	1,509
	Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.000%	10/15/34	2,170	2,210
	Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.000%	10/15/35	1,370	1,394
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/36	1,145	1,187
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/37	36,395	37,052
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/39	12,000	12,103
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/40	16,595	16,792
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/41	5,000	5,043
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/38	2,000	2,267
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/40	10,625	11,926
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/41	17,230	19,208
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/42	22,840	25,183
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/43	31,790	34,811
[16]	Midland Public Schools GO, Prere.	5.000%	5/1/25	1,000	1,015
[16]	Milan Area Schools GO	5.000%	5/1/27	1,055	1,105
[16]	Milan Area Schools GO	5.000%	5/1/28	1,100	1,174
[16]	Milan Area Schools GO	5.000%	5/1/29	1,155	1,252
[16]	Milan Area Schools GO	5.000%	5/1/32	1,670	1,809
[16]	Milan Area Schools GO	5.000%	5/1/34	1,940	2,100
	Northville Public Schools GO	5.000%	5/1/40	880	947
	Northville Public Schools GO	5.000%	5/1/41	1,250	1,338
	Northville Public Schools GO	5.000%	5/1/42	1,630	1,735
	Northville Public Schools GO	5.000%	5/1/43	1,000	1,062
	Oakland University College & University Revenue	5.000%	3/1/25	540	545
	Oakland University College & University Revenue	5.000%	3/1/27	785	805
	Oakland University College & University Revenue	5.000%	3/1/28	1,250	1,280
	Oakland University College & University Revenue	5.000%	3/1/29	1,735	1,776
	Oakland University College & University Revenue	5.000%	3/1/31	2,350	2,404
	Oakland University College & University Revenue	5.000%	3/1/32	3,140	3,210
	Oakland University College & University Revenue	5.000%	3/1/32	1,290	1,446
	Oakland University College & University Revenue	5.000%	3/1/33	1,775	1,813
	Oakland University College & University Revenue	5.000%	3/1/33	1,275	1,418
	Oakland University College & University Revenue	5.000%	3/1/34	3,745	3,823
	Oakland University College & University Revenue	5.000%	3/1/35	2,205	2,247
	Oakland University College & University Revenue	5.000%	3/1/36	2,025	2,060
	Oakland University College & University Revenue	5.000%	3/1/36	1,500	1,650
	Oakland University College & University Revenue	5.000%	3/1/37	1,500	1,636
	Oakland University College & University Revenue	5.000%	3/1/38	1,575	1,704
	Oakland University College & University Revenue	5.000%	3/1/39	1,675	1,802
	Oakland University College & University Revenue	5.000%	3/1/40	3,200	3,426
	Oakland University College & University Revenue	5.000%	3/1/41	3,360	3,582
	Oakland University College & University Revenue	5.000%	3/1/42	3,530	3,752
[4]	Okemos Public Schools GO	5.000%	5/1/41	400	437
[4]	Okemos Public Schools GO	5.000%	5/1/42	1,150	1,251
[4]	Okemos Public Schools GO	5.000%	5/1/43	550	595
[4]	Okemos Public Schools GO	5.000%	5/1/44	600	647
	Plymouth-Canton Community School District GO	5.000%	5/1/42	2,325	2,521
	Portage Public Schools GO	4.000%	11/1/32	3,195	3,283
	Portage Public Schools GO	4.000%	11/1/33	1,465	1,503
	Portage Public Schools GO	5.000%	11/1/33	2,130	2,177
	Portage Public Schools GO	4.000%	11/1/34	3,725	3,816
	Portage Public Schools GO	5.000%	11/1/35	1,300	1,325
	Portage Public Schools GO	5.000%	11/1/36	1,535	1,564
	Portage Public Schools GO	4.000%	11/1/37	1,900	1,911
	Rochester Community School District GO	3.000%	5/1/33	2,090	1,934
[16]	Rockford Public Schools GO	5.000%	5/1/32	2,000	2,054
[16]	Rockford Public Schools GO	5.000%	5/1/33	2,470	2,534
[16]	Rockford Public Schools GO	5.000%	5/1/38	670	740
[16]	Rockford Public Schools GO	5.000%	5/1/39	1,730	1,893
[16]	Rockford Public Schools GO	5.000%	5/1/40	1,735	1,891

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[16]	Rockford Public Schools GO	5.000%	5/1/41	3,110	3,383
[16]	Rockford Public Schools GO	5.000%	5/1/42	3,700	4,012
[16]	Rockford Public Schools GO	5.000%	5/1/43	1,300	1,401
[16]	Romeo Community School District GO	5.000%	5/1/32	1,290	1,325
[16]	Romeo Community School District GO	5.000%	5/1/33	1,350	1,386
[16]	Romeo Community School District GO	5.000%	5/1/34	1,425	1,463
[16]	Romeo Community School District GO	5.000%	5/1/35	1,000	1,025
[16]	Roseville Community Schools GO, Prere.	5.000%	5/1/25	4,000	4,059
[16]	Saginaw City School District GO	4.000%	5/1/36	700	720
[16]	Saginaw City School District GO	4.000%	5/1/40	3,260	3,278
[16]	Saginaw City School District GO	4.000%	5/1/41	1,130	1,133
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,250	1,309
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,020	1,081
	Southfield MI GO	3.000%	5/1/33	2,630	2,439
	University of Michigan College & University Revenue	5.000%	4/1/31	1,090	1,189
	University of Michigan College & University Revenue	5.000%	4/1/33	2,895	3,049
	University of Michigan College & University Revenue	5.000%	4/1/34	3,520	3,706
	University of Michigan College & University Revenue	5.000%	4/1/35	3,360	3,536
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/27	4,030	4,239
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/27	5,090	5,353
[16]	Warren Consolidated Schools GO	5.000%	5/1/30	2,265	2,325
[16]	Warren Consolidated Schools GO	5.000%	5/1/32	2,485	2,546
[16]	Warren Consolidated Schools GO	5.000%	5/1/32	2,300	2,457
[16]	Warren Consolidated Schools GO	5.000%	5/1/33	1,400	1,495
[16]	Warren Consolidated Schools GO	5.000%	5/1/35	2,600	2,789
[16]	Warren Consolidated Schools GO	5.000%	5/1/37	1,430	1,518
[16]	Warren Consolidated Schools GO	5.000%	5/1/39	1,405	1,490
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/25	2,460	2,515
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/26	1,735	1,797
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/26	2,495	2,596
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/27	840	885
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/27	2,395	2,539
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/28	670	704
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/28	1,720	1,813
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/29	1,525	1,556
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/29	660	694
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/30	830	873
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/30	785	826
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/31	2,310	2,354
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/31	760	800
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/32	2,925	2,981
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/33	10,165	10,354
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/34	3,390	3,452
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/34	2,600	2,648
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/34	780	820
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/35	3,870	3,937
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/35	645	676
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/35	6,085	6,524
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/36	645	674
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/36	5,000	5,334
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/37	900	934
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/37	610	635
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/37	8,000	8,481
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/38	6,030	6,363
	Wayne State University College & University Revenue	5.000%	11/15/36	1,700	1,721
	Wayne State University College & University Revenue	5.000%	11/15/37	1,750	1,771
[1]	Western Michigan University College & University Revenue	5.000%	11/15/29	200	217
[1]	Western Michigan University College & University Revenue	5.000%	11/15/29	400	433
[1]	Western Michigan University College & University Revenue	5.000%	11/15/30	220	241
[1]	Western Michigan University College & University Revenue	5.000%	11/15/30	400	439
[1]	Western Michigan University College & University Revenue	5.000%	11/15/32	200	221
[1]	Western Michigan University College & University Revenue	5.000%	11/15/33	590	650
[1]	Western Michigan University College & University Revenue	5.000%	11/15/34	250	275
[1]	Western Michigan University College & University Revenue	5.000%	11/15/34	600	661
[1]	Western Michigan University College & University Revenue	5.000%	11/15/35	600	658
[1]	Western Michigan University College & University Revenue	5.000%	11/15/36	200	218
[1]	Western Michigan University College & University Revenue	5.000%	11/15/37	400	433

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Western Michigan University College & University Revenue	5.000%	11/15/37	600	650
[1]	Western Michigan University College & University Revenue	5.000%	11/15/38	250	269
[1]	Western Michigan University College & University Revenue	5.000%	11/15/39	405	436
[1]	Western Michigan University College & University Revenue	5.000%	11/15/39	200	215
[1]	Western Michigan University College & University Revenue	5.000%	11/15/40	500	536
[1]	Western Michigan University College & University Revenue	5.000%	11/15/40	225	241
[1]	Western Michigan University College & University Revenue	5.000%	11/15/41	400	427
[16]	Woodhaven-Brownstown School District GO	5.000%	5/1/29	3,800	3,893
[16]	Woodhaven-Brownstown School District GO	5.000%	5/1/30	3,850	3,941
[16]	Woodhaven-Brownstown School District GO	5.000%	5/1/31	3,905	3,997
[2]	Zeeland Public Schools GO	5.000%	5/1/43	1,730	1,838
					1,990,431
Minnesota (1.2%)
	Clinton-Graceville-Beardsley Independent School District No. 2888 GO	4.000%	2/1/40	1,575	1,577
	Clinton-Graceville-Beardsley Independent School District No. 2888 GO	4.000%	2/1/41	1,640	1,628
	Clinton-Graceville-Beardsley Independent School District No. 2888 GO	4.000%	2/1/42	1,705	1,682
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/29	250	260
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/30	500	525
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/31	500	529
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	1,200	1,250
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	3,390	2,935
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	1,500	1,550
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,790	1,414
	Gibbon MN Independent School District No. 2365 GO	5.000%	2/1/36	300	335
	Gibbon MN Independent School District No. 2365 GO	5.000%	2/1/37	375	415
	Gibbon MN Independent School District No. 2365 GO	5.000%	2/1/39	650	712
	Goodridge Independent School District No. 561 GO	4.000%	2/1/39	1,265	1,274
	Goodridge Independent School District No. 561 GO	4.000%	2/1/40	1,315	1,307
	Goodridge Independent School District No. 561 GO	4.000%	2/1/41	1,370	1,348
	Hennepin County MN GO	5.000%	12/1/29	3,545	3,921
	Hennepin County MN GO	5.000%	12/15/33	7,000	7,637
	Hennepin County MN GO	5.000%	12/1/34	5,180	5,380
	Hennepin County MN GO	5.000%	12/15/37	8,000	8,599
	Hennepin County MN GO	5.000%	12/15/38	6,000	6,425
	Hennepin County MN GO	5.000%	12/15/38	4,250	4,610
	Hennepin County MN GO	5.000%	12/1/41	7,005	7,807
	Hennepin County MN GO	5.000%	12/1/42	7,355	8,163
	Mankato Independent School District No. 77 GO	4.000%	2/1/42	7,885	7,729
	Mankato Independent School District No. 77 GO	4.000%	2/1/43	10,470	10,180
	Mankato Independent School District No. 77 GO	4.000%	2/1/44	3,965	3,837
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,000	1,006
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	1,350	1,369
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	1,400	1,433
	Metropolitan Council GAN GO	5.000%	12/1/25	8,000	8,192
	Minneapolis MN GO	3.000%	12/1/32	730	685
	Minneapolis MN Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	3,730	3,779
	Minneapolis MN Health, Hospital, Nursing Home Revenue	4.000%	11/15/40	2,000	1,929
	Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	19,440	20,585
	Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/30	25,030	26,925
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/28	11,745	12,280
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/29	5,420	5,668
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/29	590	617
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/30	5,340	5,584
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/30	690	722
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/31	555	580
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/32	3,970	4,151
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/32	635	664
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/33	650	680
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/34	910	951
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/35	875	914
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/36	940	980
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/37	940	977
	Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/28	3,225	3,227
	Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/29	3,385	3,387
	Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/30	3,405	3,407
	Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/33	3,615	3,616
	Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/34	4,005	4,006

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	2,000	2,274
Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/37	1,750	1,966
Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/39	1,000	1,103
Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/40	1,800	1,973
Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/41	1,000	1,092
Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/42	2,335	2,537
Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/43	3,515	3,805
Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/44	3,000	3,237
Minnesota GO	5.000%	8/1/24	12,355	12,394
Minnesota GO	5.000%	8/1/24	15,500	15,548
Minnesota GO	5.000%	8/1/26	35,060	35,679
Minnesota GO	5.000%	8/1/27	12,790	13,558
Minnesota GO	5.000%	8/1/28	13,105	14,180
Minnesota GO	5.000%	8/1/29	9,550	10,534
Minnesota GO	5.000%	8/1/29	21,800	24,045
Minnesota GO	5.000%	8/1/34	10,000	10,377
Minnesota GO	5.000%	8/1/35	9,535	9,876
Minnesota GO	5.000%	8/1/36	11,000	12,558
Minnesota GO	5.000%	8/1/40	10,610	11,810
Minnesota GO	4.000%	8/1/41	9,000	9,101
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/26	1,030	1,042
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/27	1,080	1,096
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/27	200	209
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/28	1,135	1,153
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/28	570	606
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/29	1,195	1,215
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/29	420	453
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/30	1,250	1,270
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/31	1,310	1,331
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/32	1,380	1,401
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/33	1,445	1,465
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/33	650	699
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/34	1,520	1,541
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/34	300	321
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/35	650	694
Minnesota Higher Education Facilities Authority College & University Revenue PUT	5.000%	10/1/27	1,625	1,684
Minnesota Higher Education Facilities Authority College & University Revenue PUT	5.000%	10/1/29	2,165	2,297
Minnesota Higher Education Facilities Authority College and University Revenue	5.000%	10/1/40	2,005	2,160
Minnesota Higher Education Facilities Authority College and University Revenue	5.000%	10/1/41	2,210	2,370
Minnesota Higher Education Facilities Authority College and University Revenue	5.000%	10/1/42	1,725	1,843
Minnesota Higher Education Facilities Authority College and University Revenue	5.000%	10/1/43	2,650	2,820
Minnesota Higher Education Facilities Authority College and University Revenue	5.000%	10/1/44	2,690	2,854
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/33	3,230	3,369
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/33	1,235	1,288
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/34	3,360	3,478
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/35	3,500	3,605
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/36	2,215	2,262
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/37	3,705	3,741
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/37	2,305	2,328
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	1/1/31	195	174
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	7/1/31	150	133
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	1/1/32	185	168
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	7/1/32	255	231
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	1/1/33	185	163
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	7/1/33	190	168
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	1/1/34	410	348
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	1/1/34	260	228
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	7/1/34	335	285
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	7/1/34	775	675
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	7/1/43	4,745	3,790
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.800%	1/1/44	525	392
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.800%	12/1/47	14,660	12,899
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/48	4,245	4,196
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/50	3,151	3,080
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	7/1/52	13,290	12,770
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/52	6,920	6,751
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	7/1/53	9,225	9,652

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/53	4,300	4,580
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/24	1,500	1,500
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/25	2,000	2,000
	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/27	34,560	34,625
[3]	Minnesota Municipal Gas Agency Natural Gas Revenue, 67% of SOFR + 1.000%	4.564%	12/1/52	17,000	16,924
	Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/27	14,595	15,364
	Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/27	11,620	12,232
	Moorhead Independent School District No. 152 GO	2.625%	2/1/39	10,025	7,851
	Moorhead Independent School District No. 152 GO	3.000%	2/1/42	2,990	2,448
	Moorhead MN Public Utility Electric Power & Light Revenue	4.000%	11/1/42	1,350	1,327
	Osseo Independent School District No. 279 GO	5.000%	2/1/27	1,350	1,416
	Osseo Independent School District No. 279 GO	4.000%	2/1/38	27,755	28,021
	Osseo Independent School District No. 279 GO	4.000%	2/1/42	6,220	6,205
	Osseo Independent School District No. 279 GO	4.000%	2/1/43	5,600	5,560
	Rosemount-Apple Valley-Eagan Independent School District No. 196 GO	4.000%	2/1/37	19,000	19,757
	Rosemount-Apple Valley-Eagan Independent School District No. 196 GO	4.000%	2/1/39	20,750	21,156
	Rosemount-Apple Valley-Eagan Independent School District No. 196 GO	4.000%	2/1/40	21,250	21,487
	Rosemount-Apple Valley-Eagan Independent School District No. 196 GO	4.000%	2/1/41	17,400	17,513
	Rosemount-Apple Valley-Eagan Independent School District No. 196 GO	4.000%	2/1/43	23,500	23,484
	South Washington County MN Independent School District No. 833 GO	4.000%	2/1/30	9,640	9,711
	South Washington County MN Independent School District No. 833 GO	4.000%	2/1/41	6,185	6,080
	South Washington County MN Independent School District No. 833 GO	4.000%	2/1/42	7,290	7,119
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	1,000	1,024
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	805	833
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	780	808
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,970	2,043
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,105	1,143
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	1,245	1,196
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	1,500	1,421
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	1,500	1,403
[8,9]	St. Paul Minnesota Housing & Redevelopment Authority Local or Guaranteed Housing Revenue TOB VRDO	3.920%	5/1/24	25,860	25,860
	Stillwater Independent School District No. 834 GO	5.000%	2/1/26	7,565	7,782
	Virginia Independent School District No. 706 GO	3.000%	2/1/32	7,345	6,992
	Virginia Independent School District No. 706 GO	3.000%	2/1/34	4,000	3,761
	Virginia Independent School District No. 706 GO	3.000%	2/1/35	4,000	3,712
	West St. Paul-Mendota Heights-Eagan Independent School District No. 197 GO	4.000%	2/1/28	3,795	3,895
	Western Minnesota Municipal Power Agency Electric Power & Light Revenue (Red Rock Hydroelectric Project)	5.000%	1/1/26	1,050	1,078
	Western Minnesota Municipal Power Agency Electric Power & Light Revenue (Red Rock Hydroelectric Project)	5.000%	1/1/27	1,660	1,735
	Westonka Independent School District No. 277 GO	4.000%	2/1/42	2,595	2,582
	Westonka Independent School District No. 277 GO	4.000%	2/1/43	910	900
	White Bear Lake Independent School District No. 624 GO	3.000%	2/1/30	6,700	6,524
	White Bear Lake Independent School District No. 624 GO	3.000%	2/1/32	8,485	8,191
	White Bear Lake Independent School District No. 624 GO	3.000%	2/1/33	8,165	7,817
					872,748
Mississippi (0.3%)
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,665	3,669
	Lowndes County MS Industrial Revenue PUT	2.650%	4/1/27	11,095	10,704
	Medical Center Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/32	5,480	5,541
	Medical Center Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/33	3,785	3,827
	Medical Center Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/34	4,880	4,935
	Mississippi Development Bank Indirect Special Obligation Revenue (Rankin County School District Board Project)	5.000%	6/1/28	1,530	1,594
	Mississippi Development Bank Indirect Special Obligation Revenue (Rankin County School District Board Project)	5.000%	6/1/29	1,395	1,456
	Mississippi Development Bank Indirect Special Obligation Revenue (Rankin County School District Board Project)	5.000%	6/1/31	1,165	1,218
	Mississippi Development Bank Indirect Special Obligation Revenue (Rankin County School District Board Project)	4.000%	6/1/32	2,070	2,091
	Mississippi Development Bank Indirect Special Obligation Revenue (Rankin County School District Board Project)	4.000%	6/1/33	1,500	1,511
	Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/26	6,045	6,192
	Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/27	7,985	8,307
	Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/28	2,315	2,451
	Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	4/1/25	5,465	5,528
	Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	4/1/26	6,045	6,182

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	4/1/27	4,745	4,863
Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	6/1/28	775	828
Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	6/1/29	1,050	1,137
Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	6/1/30	1,090	1,177
Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	6/1/31	1,000	1,077
Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	6/1/32	1,500	1,612
Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	6/1/33	1,710	1,837
Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	6/1/34	870	934
Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	6/1/35	1,380	1,476
Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	6/1/36	1,000	1,065
Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	6/1/37	665	704
Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/27	2,085	2,178
Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/28	1,540	1,633
Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/29	3,375	3,552
Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/30	5,515	5,787
Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/31	5,420	5,676
Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/31	5,500	5,566
Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/33	1,000	1,040
Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/34	4,165	4,322
Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/35	3,000	3,102
Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/36	10,500	10,807
Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/37	11,130	11,397
Mississippi Gaming Tax Miscellaneous Taxes Revenue	4.000%	10/15/38	11,690	11,344
Mississippi GO	5.000%	10/1/29	15,080	15,968
Mississippi GO	4.000%	12/1/32	10	10
Mississippi GO	4.000%	10/1/36	4,000	4,031
Mississippi GO	4.000%	10/1/38	2,000	1,997
Mississippi GO, Prere.	5.000%	11/1/26	1,250	1,303
Mississippi GO, Prere.	5.000%	11/1/26	2,750	2,867
Mississippi GO, Prere.	5.000%	11/1/26	3,635	3,789
Mississippi GO, Prere.	5.000%	11/1/26	4,000	4,170
Mississippi Home Corp. Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,675	2,582
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,000	1,051
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	800	851
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	800	851
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	745	790
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/36	745	785
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	1,000	1,046
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/27	1,200	1,232
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/28	3,495	3,638
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/29	1,360	1,435
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/29	1,150	1,213
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/31	2,215	2,351
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/32	1,750	1,857
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/33	1,750	1,855
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/34	1,600	1,696
Mississippi State University Educational Building Corp. College & University Revenue	4.000%	8/1/33	875	883
Mississippi State University Educational Building Corp. College & University Revenue	4.000%	8/1/35	2,010	2,019
Mississippi State University Educational Building Corp. College & University Revenue	4.000%	8/1/36	1,100	1,102
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	5.000%	9/1/33	1,500	1,551
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/35	2,565	2,586
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/36	1,540	1,550
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/37	1,740	1,743
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/38	3,220	3,189
				220,311
Missouri (1.0%)
Branson IDA Lease Tax Allocation Revenue	4.000%	11/1/25	1,000	987
Branson IDA Lease Tax Allocation Revenue	4.000%	11/1/26	750	732
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	2,000	2,047
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	1,000	1,041

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	1,400	1,447
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	1,540	1,595
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	4,645	4,974
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	1,070	1,107
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	4,865	5,260
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	750	776
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	5,115	5,579
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	1,540	1,683
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	1,620	1,637
Center MO School District No. 58 GO	4.000%	3/1/32	3,350	3,399
Center MO School District No. 58 GO	4.000%	3/1/33	2,330	2,361
Center MO School District No. 58 GO	4.000%	3/1/34	3,630	3,678
Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	29,000	29,134
Independence MO School District GO	3.250%	3/1/40	1,850	1,688
Independence MO School District GO	3.250%	3/1/41	2,650	2,379
Jackson County MO Reorganized School District No. 7 GO	3.000%	3/1/40	3,500	2,919
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/26	7,830	7,872
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/27	12,745	12,808
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/29	13,640	13,707
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/30	14,425	14,496
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/31	6,765	6,798
Jackson County School District No. R-IV Blue Springs (MO Direct Deposit Program) GO	5.500%	3/1/37	1,765	1,937
Jackson County School District No. R-IV Blue Springs (MO Direct Deposit Program) GO	6.000%	3/1/38	1,500	1,689
Jackson County School District No. R-IV Blue Springs GO	5.500%	3/1/42	3,125	3,604
Jackson County School District No. R-IV Blue Springs GO	5.500%	3/1/43	3,700	4,244
Jackson County School District No. R-IV Blue Springs GO	5.500%	3/1/44	2,280	2,607
Jefferson County MO Consolidated School District No. 6 GO	3.000%	3/1/34	700	666
Jefferson County MO Consolidated School District No. 6 GO	3.000%	3/1/35	300	283
Jefferson County MO Consolidated School District No. 6 GO	3.000%	3/1/37	600	541
Kansas City IDA Intergovernmental Agreement Revenue	5.000%	3/1/27	1,355	1,409
Kansas City IDA Intergovernmental Agreement Revenue	5.000%	3/1/28	3,680	3,894
Kansas City MO GO	4.000%	2/1/25	575	578
Kansas City MO GO	5.000%	2/1/29	750	815
Kansas City MO GO	5.000%	2/1/30	800	885
Kansas City MO GO	4.000%	2/1/43	7,300	7,151
Kansas City MO GO	4.000%	2/1/43	1,350	1,328
Kansas City MO GO	4.000%	2/1/44	1,725	1,686
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/29	2,025	2,165
Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/30	1,190	1,194
Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/31	1,740	1,744
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/31	1,510	1,614
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/33	2,020	2,162
Kansas City MO Sanitary Sewer System Sewer Revenue	3.000%	1/1/37	2,500	2,228
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/38	500	567
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/39	675	760
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/40	1,875	2,084
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/41	1,310	1,437
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/44	1,000	1,082
Kansas City MO Special Obligation Revenue	5.000%	9/1/32	1,300	1,467
Kansas City MO Special Obligation Revenue	5.000%	9/1/33	1,645	1,856
Kansas City MO Special Obligation Revenue	5.000%	9/1/38	1,655	1,816
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/32	7,225	7,290
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	4.000%	4/1/35	2,015	2,019
Kansas City MO Water Revenue	5.000%	12/1/38	785	883
Kansas City MO Water Revenue	5.000%	12/1/39	625	695
Kansas City MO Water Revenue	5.000%	12/1/41	1,200	1,319
Kansas City MO Water Revenue	5.000%	12/1/42	1,895	2,074
Kansas City MO Water Revenue	5.000%	12/1/43	1,000	1,090
Kansas City Planned Industrial Expansion Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/27	1,855	1,901
Kansas MO Special Obligation Revenue (Kansas City Projects)	5.000%	4/1/30	1,000	1,101
Kansas MO Special Obligation Revenue (Kansas City Projects)	5.000%	4/1/31	800	892
Kansas MO Special Obligation Revenue (Kansas City Projects)	5.000%	4/1/33	1,000	1,112
Kansas MO Special Obligation Revenue (Kansas City Projects)	5.000%	4/1/35	1,115	1,237
Kansas MO Special Obligation Revenue (Kansas City Projects)	5.000%	4/1/36	1,000	1,101
Kansas MO Special Obligation Revenue (Kansas City Projects)	5.000%	4/1/37	2,000	2,179
Kansas MO Special Obligation Revenue (Kansas City Projects)	5.000%	4/1/38	3,355	3,623
Kansas MO Special Obligation Revenue (Kansas City Projects)	5.000%	4/1/39	2,150	2,304

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Kansas MO Special Obligation Revenue (Kansas City Projects)	5.000%	4/1/40	1,250	1,332
Kansas MO Special Obligation Revenue (Kansas City Projects)	5.000%	4/1/41	2,025	2,151
Lees Summit IDA Health, Hospital, Nursing Home Revenue (John Knox Village Project)	5.000%	8/15/26	5,995	5,964
Liberty Public School District No. 53 GO	5.000%	3/1/40	2,300	2,490
Little Blue Valley Sewer District Sewer Revenue	3.000%	9/1/33	5,500	5,147
Little Blue Valley Sewer District Sewer Revenue	3.000%	9/1/35	3,705	3,379
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/29	1,410	1,488
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/34	3,050	3,084
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/35	2,000	2,022
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/35	4,690	4,936
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/36	3,000	3,034
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/36	2,415	2,536
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/37	5,000	5,056
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/38	4,135	4,503
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	990	990
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	1,150	1,154
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,055	1,082
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	2,045	2,045
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	800	826
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,820	1,892
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	1,000	1,007
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	1,900	1,990
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,000	1,000
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,150	1,160
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	3,915	4,053
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,995	2,113
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	510	515
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	2,105	2,242
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,355	1,432
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	1,350	1,364
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	1,425	1,517
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	1,225	1,301
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	2,360	2,614
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	1,500	1,584
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	550	555
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	6,840	6,851
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	3,790	3,947
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	500	528
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	3,500	3,637
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	5,305	5,370
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	450	473
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	2,615	2,673
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	1,800	1,797
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	6,550	6,851
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/37	520	524
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	2,500	2,478
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/37	5,325	5,324
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/38	855	855
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	2,000	1,678
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/39	600	594
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	2,565	2,573
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	3,400	2,731
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/42	3,000	3,341
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/43	4,200	4,661
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/44	5,000	5,529
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Project)	5.000%	2/1/32	500	505
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/28	18,291	19,308
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/28	6,920	7,295
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	3,015	3,017
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	4,565	4,568
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	3,500	3,502
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	4,000	4,002
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	3,000	3,002
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	7,015	7,019
Missouri Highway & Transportation Commission Appropriations Revenue (Appropriation Mega Project)	5.000%	5/1/26	35,000	36,157
Missouri Housing Development Commission Local or Guaranteed Housing Revenue	3.250%	11/1/47	490	385

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.500%	11/1/50	2,980	2,915
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.250%	5/1/51	1,345	1,305
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.500%	5/1/52	10,930	10,661
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	5.000%	5/1/53	3,895	3,963
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	5.750%	5/1/53	3,150	3,310
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.250%	12/1/37	665	731
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.250%	12/1/38	415	452
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.250%	12/1/39	570	619
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.250%	12/1/40	515	554
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.250%	12/1/41	660	706
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.250%	12/1/42	615	656
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	12/1/34	10,590	10,677
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	12/1/35	8,000	8,059
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Missouri Solar Power Project)	5.250%	5/1/43	2,995	3,261
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/26	4,570	4,606
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/27	3,285	3,304
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/28	2,250	2,260
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/29	5,000	5,025
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/30	6,455	6,488
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/31	10,000	10,049
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/25	1,910	1,936
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/25	2,270	2,301
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/28	1,360	1,375
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/29	3,500	3,538
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	4.000%	12/1/32	5,245	5,292
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/34	6,800	6,939
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/36	10,000	10,157
	Missouri State Environmental Improvement & Energy Resources Authority Water Revenue	5.000%	1/1/25	2,990	3,018
	Missouri State Environmental Improvement & Energy Resources Authority Water Revenue	5.000%	1/1/27	2,055	2,089
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/35	10,010	10,200
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/36	5,925	6,010
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/38	9,810	9,837
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/39	5,315	5,325
	Republic School District No. R-3 GO	4.000%	3/1/40	1,250	1,254
	Republic School District No. R-3 GO	4.000%	3/1/41	1,510	1,505
	Springfield School District No. R-12 GO	4.000%	3/1/41	4,345	4,341
	Springfield School District No. R-12 GO	4.000%	3/1/42	5,390	5,388
	St. Charles County School District No. R-IV Wentzville (Direct Deposit Program) GO	4.000%	3/1/31	5,585	5,685
	St. Charles School District GO	3.000%	3/1/39	3,025	2,566
	St. Charles School District GO	3.000%	3/1/40	2,000	1,678
	St. Charles School District GO	3.000%	3/1/41	1,800	1,485
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/38	10,725	10,732
	St. Louis County Industrial Development Authority Local or Guaranteed Housing Revenue	4.910%	1/1/42	1,500	1,471
	St. Louis County School District C-2 Parkway GO	4.000%	3/1/43	7,155	7,059
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/31	2,500	2,714
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/32	4,060	4,396
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/33	2,700	2,916
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/34	2,250	2,425
[8,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/24	3,160	3,131
[8,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/25	2,405	2,284
[8,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/26	1,155	1,053
[8,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/27	4,020	3,526
[8,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/28	3,585	3,022
[8,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/29	2,680	2,167
[8,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/30	3,590	2,785
[8,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/24	2,735	2,710
[8,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/25	2,080	1,976
[8,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/26	1,000	912
[8,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/27	3,475	3,048
[8,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/28	3,100	2,613
[8,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/29	2,320	1,876
[8,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/30	3,105	2,408

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	St. Louis Municipal Finance Corp. Lease (Appropriation) Revenue	0.000%	7/15/33	2,000	1,364
[1]	St. Louis Municipal Finance Corp. Lease (Appropriation) Revenue	5.000%	10/1/40	2,250	2,379
	St. Louis School District (Direct Deposit Program) GO	4.000%	4/1/26	2,550	2,570
	St. Louis School District (Direct Deposit Program) GO	4.000%	4/1/29	4,200	4,225
	St. Louis School District (Direct Deposit Program) GO	4.000%	4/1/30	4,835	4,869
[1]	St. Louis School District GO	5.000%	4/1/38	2,000	2,198
[1]	St. Louis School District GO	5.000%	4/1/39	6,725	7,338
[1]	St. Louis School District GO	5.000%	4/1/40	7,130	7,724
	Union R-XI School District GO	4.000%	3/1/34	1,290	1,311
	University City MO School District (Direct Deposit Program) GO	0.000%	2/15/33	2,850	2,066
	University of Missouri of Curators College & University Revenue	4.000%	11/1/30	3,000	2,923
	University of Missouri of Curators College & University Revenue	5.000%	11/1/30	20,975	23,517
					746,378
Montana (0.1%)
	Forsyth MT Electric Power & Light Revenue	3.875%	3/1/34	3,750	3,696
	Forsyth MT Electric Power & Light Revenue (Avista Corporation Colstrip Project)	3.875%	10/1/32	13,000	12,852
	Forsyth MT Industrial Revenue	3.875%	7/1/28	12,535	12,602
	Forsyth MT Industrial Revenue (Puget Sound Energy Project)	3.900%	3/1/31	2,770	2,622
	Montana Board of Housing Local or Guaranteed Housing Revenue	6.250%	6/1/54	1,750	1,888
[14]	Montana Board of Housing Local or Guaranteed Housing Revenue (South Forty Apartments Project) PUT	5.000%	5/1/25	2,444	2,456
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	500	515
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	2,500	2,561
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	455	475
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	2,635	2,705
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	620	663
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	2,015	2,071
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	490	512
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	2,000	2,055
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,030	1,120
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,500	1,647
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	405	423
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,165	1,285
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	1,000	1,094
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	585	611
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,695	1,868
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/35	4,000	4,080
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	425	444
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	640	649
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/36	3,675	3,737
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	670	697
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/37	3,250	3,285
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	1,260	1,304
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	1,000	993
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	2,250	2,263
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	1,580	1,626
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/39	830	830
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/40	2,020	1,656
	Montana State Board of Regents College & University Revenue	3.000%	11/15/34	2,525	2,331
	Montana State Board of Regents College & University Revenue	3.000%	11/15/36	890	787
					80,403
Multiple States (0.8%)
[17]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.650%	9/15/30	13,580	11,858
[17]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.350%	11/25/33	4,649	4,220
[8,17]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.650%	6/15/35	31,570	25,278
[8,17]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.750%	11/25/35	43,384	36,584
[8,17]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.150%	1/15/36	19,000	16,495
[17]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.400%	1/25/36	19,114	17,064
[17]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.875%	7/25/36	48,341	41,618
[17]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.959%	12/25/36	49,715	46,490
[17]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.250%	9/25/37	19,872	15,408
[8,17]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.650%	11/25/38	9,923	8,779
[17]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.860%	1/25/40	22,821	21,039
[17]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	4.548%	8/25/40	26,947	25,580
[3,17]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.083%	4/25/43	60,804	47,667
[8,17]	FHLMC Multifamily Certificates Revenue	2.600%	9/15/33	46,195	39,043
[8,17]	FHLMC Multifamily Certificates Revenue	2.625%	6/15/35	47,425	39,448

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8,17]	FHLMC Multifamily Certificates Revenue	2.650%	6/15/36	30,820	24,446
[17,18]	FHLMC Multifamily Certificates Revenue	3.350%	10/1/38	14,810	12,932
[17,18]	FHLMC Multifamily Certificates Revenue	3.300%	8/1/39	26,058	22,390
[17,18]	FHLMC Multifamily Certificates Revenue	4.400%	10/1/40	16,000	15,344
[17,18]	Freddie Mac Pool	3.400%	3/1/38	10,042	8,892
[17,18]	Freddie Mac Pool	3.550%	1/1/40	6,600	5,797
[17,18]	Freddie Mac Pool	3.100%	2/1/40	5,987	5,020
[3,8,17,18]	Freddie Mac Structured Pass-Through Certificates Local or Guaranteed Housing Revenue	4.617%	8/25/41	49,991	48,612
					540,004
Nebraska (0.8%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/26	4,320	4,413
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/27	3,000	3,096
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/28	3,165	3,295
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/33	4,000	4,219
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/34	5,115	5,392
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/36	700	728
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/42	27,525	28,421
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	11/1/29	161,760	168,630
	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	120,670	120,938
	Central Plains Energy Project Natural Gas Revenue PUT	5.000%	10/1/29	51,760	54,016
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	500	531
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	600	645
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	450	489
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	275	299
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	600	652
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	425	426
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	525	520
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	1,200	1,170
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/40	570	551
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/41	300	288
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,400	1,406
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	2,005	2,038
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,160	1,179
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,770	1,802
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,250	1,273
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,895	1,932
	Douglas County NE College & University Revenue (Creighton University Projects)	4.000%	7/1/38	1,475	1,478
	Douglas County NE College & University Revenue (Creighton University Projects)	4.000%	7/1/41	1,605	1,559
	Elkhorn School District GO	4.000%	12/15/32	325	334
	Elkhorn School District GO	4.000%	12/15/33	375	385
	Elkhorn School District GO	4.000%	12/15/34	350	360
	Elkhorn School District GO	4.000%	12/15/35	350	359
[1]	Fremont School District GO	4.000%	12/15/38	1,275	1,290
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/29	1,670	1,799
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.850%	3/1/31	2,075	2,013
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.900%	9/1/31	1,200	1,167
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.950%	3/1/32	1,275	1,279
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.950%	9/1/32	745	748
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	1.950%	3/1/33	1,710	1,360
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	4.000%	3/1/33	800	799
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	4.100%	9/1/33	500	502
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.000%	9/1/45	5,095	4,895
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.000%	3/1/52	4,100	3,915
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	7/1/28	5,000	5,325
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/35	2,100	2,323
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/36	3,300	3,633
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/36	2,275	2,504
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/37	3,405	3,720
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/37	2,380	2,600
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/38	3,500	3,797
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/39	9,335	10,063
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/39	4,820	5,196
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/40	1,270	1,364
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/40	5,065	5,438
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/41	1,025	1,033
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/41	5,320	5,687
	Omaha NE GO	5.000%	4/15/30	345	383

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Omaha NE GO	5.000%	4/15/40	740	821
	Omaha NE GO	5.000%	4/15/41	900	996
	Omaha NE GO	5.000%	4/15/42	775	855
	Omaha NE GO	5.000%	4/15/43	800	879
	Omaha NE Sewer Revenue	4.000%	4/1/33	500	520
	Omaha NE Sewer Revenue	4.000%	4/1/34	650	675
	Omaha NE Sewer Revenue	4.000%	4/1/35	500	517
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/27	2,400	2,455
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/35	3,265	3,443
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/36	7,250	7,640
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/37	2,600	2,727
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/38	1,150	1,270
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/39	1,500	1,650
	Omaha Public Power District Electric Power & Light Revenue	3.000%	2/1/40	2,500	2,145
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/40	2,250	2,464
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/41	1,800	1,964
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/42	4,500	4,924
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/42	1,685	1,844
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/43	4,280	4,641
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/43	1,500	1,626
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/46	1,925	2,032
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/41	4,945	5,008
	Omaha School District GO	5.000%	12/15/27	2,000	2,122
	Omaha School District GO	3.000%	12/15/35	2,700	2,468
	Omaha School District GO	3.000%	12/15/42	1,000	814
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/29	3,480	3,504
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/35	4,900	5,018
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/40	2,840	2,883
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	1,875	1,876
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	1,975	1,965
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/27	3,470	3,481
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/29	1,600	1,600
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/30	4,065	4,064
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/31	4,030	4,021
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/32	4,265	4,240
					574,809
Nevada (1.0%)
	Carson City NV Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	980	1,005
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/31	19,455	21,218
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/32	17,350	18,891
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/40	3,300	3,500
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/41	3,550	3,755
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/27	1,545	1,628
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/28	2,370	2,489
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/29	2,195	2,302
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/31	5,000	5,007
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/35	10,390	10,794
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/36	6,600	6,847
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/37	5,530	5,723
	Clark County NV GO	5.000%	7/1/26	2,475	2,514
	Clark County NV GO	5.000%	6/1/27	2,625	2,765
	Clark County NV GO	4.000%	11/1/31	5,950	6,012
	Clark County NV GO	5.000%	11/1/31	1,645	1,666
	Clark County NV GO	4.000%	6/1/32	12,000	12,186
	Clark County NV GO	4.000%	11/1/32	1,015	1,026
	Clark County NV GO	5.000%	11/1/32	6,730	7,319
	Clark County NV GO	3.000%	7/1/35	1,180	1,089
	Clark County NV GO	4.000%	12/1/36	15,050	15,319
	Clark County NV GO	4.000%	12/1/37	18,825	19,071
	Clark County NV GO	5.000%	6/1/38	12,290	12,923
	Clark County NV GO	4.000%	12/1/38	21,055	21,249
	Clark County NV Industrial Revenue	2.100%	6/1/31	28,500	24,057
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/31	11,925	13,006
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/32	7,100	7,731
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/33	7,525	8,190
[1]	Clark County School District GO	5.000%	6/15/28	9,530	9,994
[1]	Clark County School District GO	5.000%	6/15/28	1,280	1,371

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Clark County School District GO	4.000%	6/15/30	10,505	10,661
[1]	Clark County School District GO	4.000%	6/15/31	10,930	11,093
[1]	Clark County School District GO	5.000%	6/15/31	1,000	1,098
[2]	Clark County School District GO	5.000%	6/15/32	1,590	1,675
[2]	Clark County School District GO	3.000%	6/15/33	6,585	6,225
[1]	Clark County School District GO	4.000%	6/15/33	10,000	10,130
[1]	Clark County School District GO	4.000%	6/15/33	11,920	12,251
[2]	Clark County School District GO	3.000%	6/15/34	10,920	10,175
[1]	Clark County School District GO	4.000%	6/15/34	12,400	12,739
	Clark County School District GO	4.000%	6/15/34	5,000	5,026
[1]	Clark County School District GO	5.000%	6/15/34	1,000	1,096
	Clark County School District GO	4.000%	6/15/35	14,910	14,933
	Clark County School District GO	4.000%	6/15/35	10,375	10,391
[1]	Clark County School District GO	5.000%	6/15/35	1,350	1,480
[1]	Clark County School District GO	4.000%	6/15/36	1,250	1,274
[2]	Clark County School District GO	3.000%	6/15/37	4,000	3,504
	Clark County School District GO	3.000%	6/15/37	8,730	7,638
[1]	Clark County School District GO	4.000%	6/15/37	1,250	1,264
	Clark County School District GO	3.000%	6/15/38	11,595	9,861
[1]	Clark County School District GO	4.000%	6/15/38	1,000	1,009
[2]	Clark County School District GO	3.000%	6/15/39	3,540	2,977
	Clark County School District GO	3.000%	6/15/39	9,395	7,855
[1]	Clark County School District GO	4.000%	6/15/39	1,000	1,005
	Clark County School District GO	3.000%	6/15/40	11,760	9,565
	Clark County School District GO	5.000%	6/15/40	9,000	9,899
	Clark County School District GO	3.000%	6/15/41	10,760	8,609
	Clark County Water Reclamation District GO	5.000%	7/1/27	1,890	1,954
	Clark County Water Reclamation District GO	4.000%	7/1/32	1,110	1,119
	Clark County Water Reclamation District GO	4.000%	7/1/34	2,000	2,017
	Clark Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/42	3,325	3,508
[1]	Clark NV County Fuel Sales Tax Revenue	4.000%	7/1/40	8,425	8,373
	Clark NV Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/26	825	816
	Humboldt County NV Industrial Revenue (Idaho Power Co. Project)	1.450%	12/1/24	10,000	9,789
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/25	2,080	2,111
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/25	1,300	1,319
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/26	565	582
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/26	940	969
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/27	1,815	1,869
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/27	795	796
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	730	731
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	1,620	1,727
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/29	500	501
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/30	600	601
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/31	725	726
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/31	300	308
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/34	400	400
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/36	1,500	1,687
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/38	1,350	1,486
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/39	700	767
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/40	1,250	1,360
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/41	1,990	2,156
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/42	2,365	2,552
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/43	2,300	2,471
	Las Vegas NV GO	4.000%	6/1/30	4,610	4,670
	Las Vegas NV GO	3.000%	6/1/33	2,190	2,062
[4]	Las Vegas NV Special Improvement District No. 613 Special Assessment Revenue	5.000%	12/1/39	400	403
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.500%	6/1/28	255	227
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.625%	6/1/30	465	391
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.750%	6/1/31	425	353
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.750%	6/1/33	520	413
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.750%	6/1/36	830	619
	Las Vegas Valley Water District GO	5.000%	9/15/27	4,110	4,190
	Las Vegas Valley Water District GO	5.000%	6/1/31	3,530	3,633
	Las Vegas Valley Water District GO	3.000%	6/1/32	8,085	7,683
	Las Vegas Valley Water District GO	3.000%	6/1/33	13,080	12,346
	Las Vegas Valley Water District GO	5.000%	6/1/35	4,150	4,266
	Las Vegas Valley Water District GO	5.000%	6/1/35	6,000	6,168

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Las Vegas Valley Water District GO	4.000%	2/1/38	6,200	6,225
	Las Vegas Valley Water District GO	5.000%	6/1/38	19,610	20,931
	Las Vegas Valley Water District GO	4.000%	6/1/39	3,300	3,343
	Las Vegas Valley Water District GO	5.000%	6/1/39	3,550	3,782
	Las Vegas Valley Water District GO	4.000%	6/1/41	9,240	9,235
	Las Vegas Valley Water District GO	4.000%	6/1/42	3,870	3,826
	Las Vegas Valley Water District GO	4.000%	6/1/43	3,500	3,433
	Nevada GO	5.000%	11/1/25	26,340	26,731
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/32	28,000	28,404
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/33	26,170	26,539
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/42	6,490	6,402
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/42	3,250	3,221
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/43	5,725	5,646
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/43	3,380	3,315
	Nevada Housing Division Local or Guaranteed Housing Revenue	5.000%	10/1/52	3,025	3,113
[8]	Nevada Housing Division Local or Guaranteed Housing Revenue TOB VRDO	3.920%	5/1/24	14,500	14,500
[8]	North Las Vegas NV Special Assessment Revenue	5.750%	6/1/42	1,125	1,120
	Reno NV Sales Tax Revenue	5.000%	6/1/30	500	529
	Reno NV Sales Tax Revenue	5.000%	6/1/31	500	529
[1]	Reno NV Sales Tax Revenue	5.000%	6/1/33	450	479
	Reno NV Sales Tax Revenue	5.000%	6/1/35	500	527
	Reno NV Sales Tax Revenue	5.000%	6/1/36	615	645
	Reno NV Sales Tax Revenue	5.000%	6/1/37	500	522
	Reno NV Sales Tax Revenue	5.000%	6/1/38	500	519
[1]	Reno NV Sales Tax Revenue	5.000%	6/1/38	650	680
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/26	4,080	4,225
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/27	3,215	3,392
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/30	3,625	3,800
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/32	4,675	4,808
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/35	540	555
	Truckee Meadows Water Authority Water Revenue, Prere.	5.000%	7/1/26	7,750	8,019
	Truckee Meadows Water Authority Water Revenue, Prere.	5.000%	7/1/26	1,255	1,297
	Washoe County NV Electric Power & Light Revenue PUT	3.625%	10/1/29	2,800	2,781
	Washoe County NV Electric Power & Light Revenue PUT	3.625%	10/1/29	1,375	1,366
	Washoe County NV Gas Tax Fuel Sales Tax Revenue	5.000%	2/1/42	2,200	2,290
					730,928
New Hampshire (0.4%)
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/37	8,305	9,062
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/42	11,950	12,742
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/42	9,115	9,719
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	750	802
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/30	560	537
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/31	870	829
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/31	700	774
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/32	550	604
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/33	600	657
[8]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.625%	12/15/33	4,420	4,362
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,000	983
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	1,310	1,241
[8]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	6.250%	12/15/38	2,565	2,526
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	1,375	1,309
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/41	1,650	1,379
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/41	500	489
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.125%	1/20/34	75,045	72,115
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.375%	9/20/36	2,930	2,826
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	3.875%	1/20/38	62,251	56,607
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.250%	7/20/41	23,380	22,739
	New Hampshire Business Finance Authority Resource Recovery Revenue	4.500%	10/1/33	8,300	8,549
[2]	New Hampshire Health and Education Facilities Authority Act College & University Revenue	5.000%	7/1/27	2,305	2,429
[2]	New Hampshire Health and Education Facilities Authority Act College & University Revenue	5.000%	7/1/28	1,700	1,821
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/28	2,920	2,941
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/29	3,050	3,074
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/33	500	508
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	430	437
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	700	707
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	665	668
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/37	740	732

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	6,835	6,940
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/40	20,680	19,774
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/43	36,235	33,862
	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	7/1/53	1,005	1,061
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	8/15/28	1,500	1,518
	New Hampshire Municipal Bond Bank Miscellaneous Revenue	4.000%	8/15/43	1,000	1,009
					288,332
New Jersey (3.7%)
[1]	Atlantic County Improvement Authority Miscellaneous Revenue	5.000%	9/1/26	4,695	4,863
[1]	Atlantic County Improvement Authority Miscellaneous Revenue	5.000%	9/1/27	3,000	3,114
	Camden County Improvement Authority Charter School Aid Revenue	6.000%	6/15/42	530	572
[1]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/24	1,000	1,003
[1]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/26	2,205	2,220
[1]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/27	2,775	2,796
	Cherry Hill Township School District GO	3.000%	8/1/31	13,240	12,915
	Cherry Hill Township School District GO	3.000%	8/1/32	10,750	10,409
	Cherry Hill Township School District GO	3.000%	8/1/33	13,280	12,751
	Cherry Hill Township School District GO	4.000%	8/1/41	16,000	16,020
[1]	Clifton Board of Education GO	2.000%	8/15/27	1,920	1,788
[1]	Clifton Board of Education GO	2.000%	8/15/28	2,975	2,711
[1]	Clifton Board of Education GO	2.000%	8/15/31	6,500	5,577
[1]	Clifton Board of Education GO	2.000%	8/15/32	6,750	5,689
[1]	Clifton Board of Education GO	2.000%	8/15/33	6,750	5,560
[1]	Clifton Board of Education GO	2.000%	8/15/34	5,500	4,424
[13]	Essex County Improvement Authority Miscellaneous Revenue	5.250%	12/15/24	3,720	3,756
	Essex County NJ GO	2.000%	9/1/39	3,750	2,657
	Essex County NJ GO	2.000%	9/1/40	3,750	2,584
	Essex County NJ GO	2.000%	9/1/41	3,750	2,524
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/34	2,460	2,299
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/35	5,980	5,493
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/36	4,020	3,626
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/37	8,000	7,037
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/38	9,955	8,593
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/39	5,590	4,767
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	4.000%	10/1/41	3,000	2,999
	Hudson County NJ GO	3.000%	11/15/29	8,990	8,703
	Hudson County NJ GO	3.000%	11/15/30	10,000	9,632
	Hudson County NJ GO	2.000%	11/15/34	5,000	4,016
	Hudson County NJ GO	2.125%	11/15/36	7,500	5,829
	Hudson County NJ GO	2.250%	11/15/38	5,000	3,729
[2]	Lindenwold Boro School District GO	3.000%	2/1/34	1,320	1,234
[2]	Lindenwold Boro School District GO	3.125%	2/1/37	1,425	1,271
	Lyndhurst Township NJ GO	3.000%	3/1/31	2,850	2,770
	Lyndhurst Township NJ GO	3.000%	3/1/32	2,850	2,719
[1]	Maple Shade Township School District GO	3.000%	7/15/33	1,860	1,759
[2]	Montclair Public Schools GO	3.125%	1/15/35	3,000	2,807
[2]	Montclair Public Schools GO	3.250%	1/15/36	4,125	3,902
[2]	Montclair Public Schools GO	3.250%	1/15/37	4,200	3,906
[2]	Montclair Public Schools GO	3.250%	1/15/38	2,200	2,000
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/25	26,130	26,845
[13]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/26	35,500	37,037
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/27	2,200	2,231
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/27	32,500	34,611
[2]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/28	6,500	6,754
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/28	4,090	4,449
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/29	595	641
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/29	9,000	9,983
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/30	705	772
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/31	600	663
[2]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/31	3,750	3,610

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/32	1,000	1,104
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/32	13,010	13,088
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/33	7,580	8,243
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/33	850	938
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	7,775	7,954
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/34	1,000	1,022
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/34	6,295	6,832
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/34	965	953
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/35	2,500	2,529
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/35	500	509
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/36	2,635	2,654
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/36	1,000	1,012
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/37	1,000	1,006
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/38	600	600
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/39	695	689
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/40	415	409
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/41	2,490	2,427
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/28	1,440	1,528
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/32	2,730	2,973
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/34	2,025	2,198
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/35	2,540	2,747
[8,9]	New Jersey Economic Development Authority Appropriations Revenue TOB VRDO	3.810%	5/2/24	750	750
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/25	1,965	1,998
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	5,000	5,099
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	8,495	8,663
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	2,545	2,595
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	32,165	34,039
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	33,000	34,923
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	12,400	13,122
[1]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/26	1,000	1,027
[1]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/27	1,695	1,770
[1]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/28	2,000	2,075
[1]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/29	2,000	2,079
[1]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/30	1,500	1,561
[8]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/24	10,000	10,035
[8]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/25	23,000	23,444
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	4.875%	1/1/29	1,000	982
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.000%	1/1/34	1,000	980
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/24	1,960	1,962
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/25	23,950	24,175
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/26	17,750	18,166
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/26	5,400	5,552
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/27	1,070	1,113
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/28	22,550	23,831
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/33	7,065	8,032
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/34	3,000	3,441
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/36	1,000	1,154
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/37	1,000	1,144
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/26	2,500	2,570
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/27	2,600	2,717
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/29	4,320	4,692
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/39	1,850	1,823
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/40	10,000	10,510
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/34	4,500	4,713
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/35	2,500	2,611
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/27	3,000	3,168
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/26	3,335	3,279
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	2,500	2,501
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/38	3,065	2,724

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/24	2,000	2,003
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	3,100	3,152
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	3,075	3,124
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	330	340
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	2,495	2,543
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	10,000	10,553
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/36	4,000	3,107
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/37	5,440	4,083
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/39	7,745	5,398
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/39	1,350	1,515
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/40	8,885	6,006
	New Jersey GO	2.000%	6/1/26	2,040	1,940
	New Jersey GO	5.000%	6/1/29	30,365	33,120
	New Jersey GO	4.000%	6/1/30	38,505	40,546
	New Jersey GO	2.000%	6/1/31	20,500	17,501
	New Jersey GO	4.000%	6/1/31	29,890	31,714
	New Jersey GO	2.000%	6/1/32	9,885	8,239
	New Jersey GO	3.000%	6/1/32	32,765	30,915
	New Jersey GO	2.000%	6/1/35	21,090	16,596
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,445	2,445
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,685	1,691
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,345	1,366
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,800	1,857
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,420	2,451
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,010	2,082
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,315	2,471
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,250	1,270
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,140	1,159
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,000	1,035
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	8,355	8,686
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,100	1,137
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,165	1,225
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	4,705	4,906
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	6,000	6,452
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,225	1,297
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	5,990	6,265
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,285	1,349
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	4,790	4,984
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,350	1,416
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,600	2,702
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,000	1,037
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,280	1,319
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	2,335	2,404
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	1,295	1,075
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	2,820	2,884
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/39	815	667
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/40	4,175	3,352
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	3,320	3,351
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	990	785
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue	5.000%	9/15/29	2,735	2,737
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue	5.000%	9/15/33	5,000	5,003
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/24	3,415	3,416
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/25	12,965	12,973
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/26	12,505	12,514
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/28	13,835	13,845
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/27	2,400	2,524
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/28	840	886
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.250%	10/1/40	1,220	890
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/41	2,000	1,436
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/53	5,605	5,744
	New Jersey Infrastructure Bank Lease Revenue	2.000%	9/1/39	5,135	3,631
	New Jersey State Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	10,000	10,800
	New Jersey State Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	9,000	10,126
	New Jersey State Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/34	6,000	6,148
	New Jersey State Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/35	5,000	5,094
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	18,365	18,486
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	72,725	68,375

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	1,170	1,100
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	24,475	25,174
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	1,315	1,376
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/27	14,245	15,018
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/27	21,925	23,115
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	21,140	21,694
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	14,155	14,526
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	1,095	1,164
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/28	34,355	36,808
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/28	11,330	12,139
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	5,525	5,665
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	30,800	31,583
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	2,355	2,544
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	26,200	21,328
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	2,355	1,913
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	14,835	15,214
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	19,150	19,640
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	32,470	25,364
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	6,010	4,695
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/30	16,040	17,161
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	4,160	4,265
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	45,590	34,303
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	9,000	6,569
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	16,795	17,962
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	15,150	16,184
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/34	10,500	11,768
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	17,900	19,069
[13]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	6,255	3,966
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	4,525	2,869
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/35	4,675	4,959
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/36	2,195	2,458
[13]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	23,500	14,109
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	14,000	8,405
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/37	4,225	4,692
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	2,305	1,307
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/38	5,335	5,335
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/38	2,000	2,206
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/39	4,415	4,370
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/39	6,930	7,297
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/41	11,880	11,607
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/42	5,375	5,205
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/24	3,490	3,493
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/25	6,000	6,080
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/27	5,100	5,181
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/28	5,250	5,335
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/31	5,200	5,563
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/33	2,500	2,541
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/34	1,900	2,142
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/34	5,000	5,079
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/35	1,750	1,962
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/36	7,500	8,442
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/36	1,750	1,988
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/37	2,500	2,633
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/37	2,660	2,940
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/37	5,000	5,577
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/38	15,040	15,039
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/38	1,000	1,000
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/38	3,325	3,652
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/38	6,250	6,923
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/39	11,735	11,646
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/39	9,000	9,902
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/40	2,355	2,319
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/40	6,420	6,967
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/40	10,500	11,481
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/41	11,165	10,909
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/41	13,000	14,128
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/42	7,600	7,360

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/42	13,340	14,405
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/43	6,150	6,600
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/31	2,500	2,674
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/34	5,000	5,336
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/35	5,000	5,088
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	3,750	3,987
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	5,250	5,739
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/36	4,250	4,622
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/37	5,990	6,473
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	3,500	3,500
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/38	8,250	8,869
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/39	10,410	10,331
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/39	5,250	5,616
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/40	3,195	3,147
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/40	5,250	5,590
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/36	2,000	2,240
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/37	5,000	5,553
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/38	3,000	3,309
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/34	12,650	8,427
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/38	48,105	25,830
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/39	43,800	22,336
[7]	New Jersey Transportation Trust Fund Authority Miscellaneous Revenue	5.750%	6/15/24	12,500	12,522
[13]	New Jersey Turnpike Authority Highway Revenue	5.500%	1/1/25	13,015	13,179
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	3,835	4,004
[4]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	2,000	2,079
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	13,470	13,826
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	17,350	18,108
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	29,705	30,991
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	3,000	3,193
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	7,065	7,510
[4]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	20,000	22,343
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/33	28,000	28,650
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	5,010	5,323
[4]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	16,000	18,082
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/34	3,000	3,069
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/34	67,500	69,052
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	5,000	5,310
[4]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	14,000	15,998
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	2,000	2,038
[4]	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	2,000	2,117
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/37	7,000	7,371
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/42	13,815	13,907
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/43	6,000	6,586
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/44	5,000	5,466
[1]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	5.000%	11/15/42	1,500	1,612
	Passaic County NJ GO	0.050%	11/1/34	3,000	1,885
	Scotch Plains Township NJ GO	4.000%	3/1/37	2,205	2,262
	Scotch Plains Township NJ GO	4.000%	3/1/38	2,295	2,334
	Scotch Plains Township NJ GO	4.000%	3/1/39	2,390	2,415
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/28	1,255	1,262
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/29	1,500	1,508
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/29	3,500	3,784
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	2,030	2,040
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	2,990	3,236
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/31	1,190	1,195
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/31	1,250	1,353
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	1,000	1,005
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	1,000	1,082
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/33	250	270
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/33	950	954
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/34	1,000	1,004
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/39	8,650	8,663
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/40	8,025	7,652
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/41	4,775	5,044
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	19,510	19,961
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/27	26,895	27,894
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/28	4,330	4,559

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	17,280	18,238
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	8,220	8,687
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	22,465	23,735
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	25,165	26,580
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/33	10,250	10,818
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	33,990	35,820
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	30,000	31,545
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/36	37,000	38,775
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/37	3,415	3,420
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/37	22,500	23,457
	Toms River Board of Education GO	3.000%	7/15/29	6,000	5,833
	Toms River Board of Education GO	3.000%	7/15/30	3,000	2,898
	Toms River Board of Education GO	3.000%	7/15/31	6,000	5,741
	Toms River Board of Education GO	3.000%	7/15/32	5,900	5,595
	Toms River Board of Education GO	3.000%	7/15/34	8,720	8,126
	Toms River Board of Education GO	3.000%	7/15/35	3,120	2,876
	Verona Township NJ GO	4.000%	6/1/40	1,760	1,772
	Verona Township NJ GO	4.000%	6/1/41	1,760	1,766
	Verona Township NJ GO	4.000%	6/1/42	1,760	1,758
					2,616,416
New Mexico (0.3%)
	Albuquerque Municipal School District No. 12 GO	4.000%	8/1/30	2,500	2,515
	Albuquerque Municipal School District No. 12 GO	3.000%	8/1/33	650	615
	Albuquerque Municipal School District No. 12 GO	3.000%	8/1/34	400	373
	Farmington NM Electric Power & Light Revenue	2.150%	4/1/33	14,960	11,962
	Farmington NM Electric Power & Light Revenue	2.150%	4/1/33	21,350	17,072
	Farmington NM Industrial Revenue	1.800%	4/1/29	13,420	11,694
	Farmington NM Industrial Revenue (Corners Project)	1.800%	4/1/29	20,390	17,767
	Farmington NM Industrial Revenue (Four Corners Project)	1.800%	4/1/29	19,385	16,892
	Farmington NM Industrial Revenue PUT	3.900%	6/1/28	9,850	9,732
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/27	1,480	1,559
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	800	830
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	830	868
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	1,375	1,445
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	1,000	1,045
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	6/1/33	1,040	1,017
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	6/1/35	1,000	953
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	1,000	1,071
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/1/24	930	932
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/1/25	1,010	1,027
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/25	1,060	1,078
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/25	1,465	1,490
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/25	3,000	3,051
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/25	3,000	3,051
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/25	3,685	3,748
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/25	2,500	2,542
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	4.250%	3/1/53	1,930	1,916
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	3.000%	1/1/52	4,085	3,919
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	3.000%	3/1/53	3,625	3,476
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	5.750%	3/1/54	1,960	2,076
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	115,780	117,004
	Santa Fe NM Health, Hospital, Nursing Home Revenue (El Castillo Retirement Project)	5.000%	5/15/34	650	646
	Santa Fe NM Health, Hospital, Nursing Home Revenue (El Castillo Retirement Project)	5.000%	5/15/39	480	462
[8]	Winrock Town Center Tax Increment Development District No. 1 Tax Allocation Revenue	4.000%	5/1/33	3,785	3,610
					247,438
New York (13.7%)
[8]	Abag Nonprofit Corp. Finance Authority Miscellaneous Revenue VRDO	3.980%	5/1/24	101,575	101,575
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/39	7,925	8,540
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/25	1,960	1,988
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/26	3,015	3,090
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/30	8,500	8,714
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/31	9,120	6,794
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/32	18,000	12,820
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/33	14,105	9,596

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/35	3,000	1,861
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	2,400	2,535
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	1,100	1,176
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	1,200	1,283
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/31	1,565	1,426
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	1,220	1,302
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/35	1,200	1,045
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/36	1,100	939
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,600	1,354
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/40	1,000	861
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/33	1,340	1,391
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/34	1,000	1,038
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/36	1,010	1,045
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/37	1,035	1,067
	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	7/1/31	575	614
[8]	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	6/1/32	775	800
	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	7/1/32	560	601
	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	7/1/33	590	632
	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	7/1/36	430	455
	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	7/1/37	1,390	1,458
	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	7/1/42	600	601
	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	7/1/42	2,500	2,558
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/24	3,245	3,244
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/25	3,485	3,488
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/26	3,660	3,670
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/27	3,305	3,320
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/29	1,750	1,761
[8]	Deutsche Bank Spears/Lifers Trust Revenue TOB VRDO	3.980%	5/1/24	17,500	17,500
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/29	1,010	1,046
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/32	450	475
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/33	475	500
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/34	500	527
	Dutchess County Local Development Corp. College & University Revenue	4.000%	7/1/35	520	503
	Dutchess County Local Development Corp. College & University Revenue	4.000%	7/1/36	540	516
	Dutchess County Local Development Corp. College & University Revenue	4.000%	7/1/38	580	531
	Dutchess County Local Development Corp. College & University Revenue	4.000%	7/1/39	605	547
	Dutchess County Local Development Corp. College & University Revenue	4.000%	7/1/40	625	558
	Dutchess County Local Development Corp. College & University Revenue	4.000%	7/1/42	675	591
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/25	900	904
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/27	1,020	1,038
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/28	430	439
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/29	960	980
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/30	185	189
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/31	380	388
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/32	200	204
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,240	1,240
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,850	1,851
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,310	1,311
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	4,190	4,198
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,460	1,474
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	5,470	5,526
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,915	3,008
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/30	625	662
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/32	575	608
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/33	525	555
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/34	875	925
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/35	1,305	1,378
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/36	1,825	1,921
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	425	442
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	600	625
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	750	780

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	820	853
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,205	1,251
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	1,895	1,953
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/38	1,760	1,807
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	425	433
[1]	Hempstead NY GO	4.000%	4/1/28	7,125	7,168
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/31	6,000	6,275
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/33	14,035	14,673
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/34	28,775	30,071
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/36	24,300	25,320
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/37	16,060	16,685
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/40	5,000	5,064
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/42	13,000	13,059
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/42	3,000	3,085
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/27	3,380	3,584
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/31	2,060	2,188
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/32	1,000	1,062
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/35	8,600	9,258
	Long Island Power Authority Electric Power & Light Revenue	3.000%	9/1/36	5,225	4,892
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	2,000	2,109
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	5,885	6,273
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	1,400	1,571
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/38	3,850	4,085
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/38	1,500	1,633
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/39	1,500	1,661
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/40	1,720	1,891
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/41	1,625	1,777
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/42	2,000	2,176
	Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	16,500	16,321
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	21,000	20,023
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	1,645	1,538
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/30	18,075	18,875
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/32	4,000	4,071
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/33	27,000	27,424
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/33	10,900	11,296
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/34	11,445	11,855
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/34	2,500	2,628
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/35	5,000	5,238
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/35	5,000	5,167
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/36	59,800	61,677
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/38	7,460	7,606
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/38	1,000	1,026
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/41	16,600	16,580
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/43	2,310	2,265
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/32	8,000	5,872
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/24	485	485
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	10,020	10,082
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	2,610	2,626
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/25	315	317
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	370	378
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/26	1,500	1,522
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	4,000	4,156
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	7,260	7,544
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	2,795	2,904
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	7,180	7,461
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,900	1,971
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,695	1,758
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	4,515	4,822
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,830	1,917
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	3,585	3,753
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	10,730	10,955
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,855	1,942
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	5,000	5,219
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	2,050	2,120
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	45,285	47,901
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	845	867
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	9,730	10,778

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/30	1,675	1,715
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/31	63,305	63,786
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	7,000	7,041
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	3,395	3,592
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	790	810
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	640	662
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	7,500	8,389
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	5,000	5,029
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	4,420	4,671
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	2,000	2,012
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/36	370	361
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/37	1,230	1,209
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	15,930	16,374
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/38	41,325	41,428
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/40	7,925	7,764
[1]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/40	2,000	2,114
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/40	7,000	7,628
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/41	28,000	27,186
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/41	14,495	14,068
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	12,500	11,612
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	21,000	20,003
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	16,720	16,056
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	4,300	4,080
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	6,505	6,172
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	19,750	20,756
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/44	2,500	2,324
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/44	13,410	14,345
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	4,000	3,717
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/24	114,750	114,787
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	18,320	18,350
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	5,480	5,503
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/30	34,285	36,735
[1,3]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.800%	4.364%	11/1/32	2,500	2,499
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/29	2,290	2,420
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/33	1,765	1,863
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue	4.720%	1/1/44	8,000	7,908
	Monroe County NY GO	2.000%	6/1/33	1,755	1,397
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/25	2,000	2,034
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/25	2,780	2,828
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/26	2,515	2,611
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/34	1,050	1,216
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,325	1,375
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	3,250	3,377
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	4,225	4,390
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	2,750	2,702
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	1,745	1,699
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	12/1/37	4,000	3,079
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,765	1,767
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,240	3,244
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,090	3,094
[1]	Nassau County NY GO	4.000%	4/1/38	2,600	2,670
	Nassau County NY GO	5.000%	4/1/39	2,000	2,227
	Nassau County NY GO	5.000%	4/1/40	2,000	2,210
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.500%	11/1/33	4,735	4,507
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.100%	11/1/35	9,120	7,269
[14]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.150%	11/1/36	1,310	1,005
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.700%	11/1/38	9,115	8,430
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/39	14,900	12,446
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.350%	11/1/40	33,000	23,694
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.600%	11/1/43	1,000	1,000
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	2/15/48	5,000	4,976
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/25	13,785	13,167
[14]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	5,060	4,804

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	7/1/25	1,535	1,456
[14]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.900%	1/1/26	16,160	15,099
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.950%	2/1/26	34,510	33,578
[14]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/26	2,500	2,465
[14]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/26	12,405	12,157
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	12/30/27	28,000	27,900
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.800%	1/3/28	1,000	1,001
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	4.300%	11/1/28	5,800	5,897
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.730%	12/29/28	12,315	12,316
[1]	New York City Industrial Development Agency Miscellaneous Revenue	4.000%	1/1/32	2,405	2,487
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/36	2,005	1,825
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/39	1,500	1,283
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/40	3,000	2,511
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/28	2,600	2,751
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/29	4,600	4,944
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/30	2,500	2,726
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/36	12,475	11,329
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/38	31,000	26,852
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/39	17,300	14,677
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/40	7,500	6,237
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	1,000	905
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	6,750	6,437
[5]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/31	1,435	1,103
[5]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/32	275	202
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	16,825	17,795
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	15,000	15,358
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/33	10,205	10,730
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/33	9,820	10,398
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/34	5,190	5,305
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	7,425	7,433
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	16,700	17,062
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	500	593
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	1,440	1,442
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	22,165	22,614
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	9,000	10,653
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/37	13,360	13,436
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	1,040	1,052
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	1,795	1,873
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	1,000	1,040
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	26,945	28,260
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	15,040	15,868
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	6,065	6,242
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	2,000	2,081
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/39	1,940	1,966
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/39	5,290	5,324
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	18,100	18,297
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	5,080	5,352
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	100,610	107,292
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	2,500	2,527
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/40	2,000	1,688
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/40	7,100	7,108
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	3,000	3,203
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	8,000	8,398
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	6,190	6,574
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	2,000	2,006
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	10,000	10,029
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/42	11,280	9,649
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	9,405	9,392
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	9,910	9,896
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	24,685	24,622
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/43	3,000	3,295
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/44	2,150	2,345
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/45	12,550	12,213
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/45	9,555	9,312
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/45	14,300	13,916
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/45	20,000	21,721
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/25	8,475	8,633

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/28	11,000	11,178
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/29	15,000	15,241
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	5,060	5,138
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	5,285	5,364
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	14,625	15,331
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/32	5,020	5,094
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/33	10,000	10,146
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/34	10,000	10,145
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/35	3,000	3,194
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/36	16,500	17,513
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/36	4,000	4,323
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/38	2,500	2,170
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/38	29,665	29,690
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/39	8,750	7,495
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/41	1,355	1,120
New York City Transitional Finance Authority Building Aid Appropriationss Revenue	4.000%	7/15/42	2,620	2,585
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/30	9,000	9,184
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	5,400	5,445
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	3,820	4,074
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	3,890	4,149
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	3,500	3,568
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	845	900
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/35	2,000	2,150
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/36	2,500	2,535
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/36	2,785	2,956
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/37	6,800	6,848
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/37	5,000	5,035
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/38	5,000	5,004
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/38	3,350	3,525
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	5,200	5,423
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/45	11,475	12,070
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	12,405	12,488
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	20,135	20,269
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	1,985	1,998
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	3,560	3,707
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	5,020	5,032
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	7,000	7,146
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/30	7,240	7,298
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	8,010	8,169
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/32	10,075	10,537
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	15,855	16,742
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/33	3,500	3,659
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	10,500	11,033
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	12,150	12,171
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	7,985	8,230
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	14,085	14,869
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	20,000	21,113
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	8,300	8,462
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	14,415	15,141
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	5,000	5,132
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	15,910	15,937
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	10,000	10,303
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	24,110	25,451
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/34	24,500	25,447
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	11,150	11,366
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/34	8,000	9,323
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	9,545	9,974
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	19,650	20,081
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	17,060	17,915
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	7,045	7,228
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/35	8,930	9,078
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	22,130	22,167
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	20,000	21,097
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	15,000	15,895
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	28,385	30,078
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/35	5,000	5,168
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/35	1,220	1,264

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	13,290	13,544
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/35	3,000	3,484
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	10,095	10,522
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	1,890	2,133
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	5,040	5,184
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	10,000	10,285
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	24,240	25,381
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/36	7,000	7,089
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/36	10,000	10,294
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	8,000	8,113
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	25,000	26,296
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	18,000	18,990
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	47,000	49,584
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	27,145	27,648
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	3,000	3,078
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	4,000	4,071
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	20,260	22,376
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/36	6,735	7,757
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/37	10,050	10,440
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	4,100	4,183
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	3,000	3,405
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/37	6,895	6,941
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/37	9,000	9,188
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	24,090	25,245
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	35,000	36,753
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/37	9,940	8,821
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	20,995	21,223
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	11,000	11,215
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/37	5,340	6,104
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/38	8,985	9,134
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/38	2,710	2,755
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	7,270	7,361
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	9,185	9,300
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	6,000	6,267
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	2,060	2,142
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	2,000	2,254
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	2,500	2,508
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	14,000	14,024
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	1,000	1,015
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	5,710	5,974
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	21,790	21,884
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	5,300	5,353
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	2,825	2,853
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	1,760	1,768
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	8,000	8,051
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	3,945	3,990
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/38	10,000	11,120
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/38	6,700	7,619
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/39	4,670	4,693
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/39	8,860	8,909
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/39	1,000	1,016
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/39	3,365	3,715
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	4,495	4,516
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	4,800	4,822
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	5,000	5,186
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	5,000	5,211
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	2,400	2,684
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/39	5,000	5,205
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/39	1,370	1,179
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	6,935	6,937
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	14,465	14,532
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/39	22,375	23,374
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/39	1,015	1,082
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/39	10,000	11,317
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/40	28,975	28,859
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	2,355	2,391
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	6,955	7,614

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	7,485	7,715
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/40	1,415	1,410
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/40	10,000	9,966
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	20,000	20,364
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	5,000	5,311
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	5,000	5,198
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	3,130	3,467
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/40	27,000	22,780
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/40	13,490	14,005
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/40	9,810	10,223
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	5,000	4,944
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/40	30,150	31,418
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/40	15,000	16,822
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/41	14,770	14,625
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/41	1,675	1,659
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/41	16,455	17,926
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/41	20,000	21,984
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/41	5,000	4,952
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/41	4,795	5,281
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/41	31,150	25,884
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/41	34,285	33,943
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/41	19,490	20,270
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/42	23,000	25,140
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	12,565	12,371
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/42	3,000	3,286
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/42	7,105	6,996
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/42	14,750	15,311
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/42	4,300	4,194
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/42	2,500	2,466
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/42	4,000	3,902
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/43	1,000	977
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/43	6,085	6,248
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/43	14,000	15,216
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/43	4,100	4,465
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/43	4,000	3,906
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/44	10,000	10,829
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/45	11,150	10,781
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/45	5,000	4,772
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/35	1,000	1,009
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/27	2,000	2,107
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/28	2,120	2,274
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/29	4,500	4,912
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/29	1,000	1,092
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/30	10,000	11,120
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/30	2,000	2,224
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/30	1,625	1,807
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/30	6,200	6,948
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/31	5,000	5,642
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/31	6,080	6,861
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/31	17,345	19,711
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/32	5,000	5,718
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/32	3,620	4,140
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/32	19,000	21,870
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/33	3,500	4,052
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/38	2,000	2,266
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/39	3,000	3,372
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/39	4,220	4,766
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/40	6,000	6,676
New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/40	2,000	2,312
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/40	1,500	1,676
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/41	14,000	15,484
New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/41	6,965	8,004
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/41	1,500	1,666
New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/42	5,425	5,978
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/42	13,000	14,297
New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/42	1,500	1,716
New York City Transitional Finance Authority Income Tax Revenue	4.000%	11/1/42	1,000	982

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/43	6,930	7,589
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/43	8,000	8,745
	New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/43	5,000	5,689
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/44	7,500	8,181
	New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/44	6,500	7,373
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/45	13,000	14,098
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/33	1,565	1,633
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/34	11,000	11,459
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/35	1,270	1,313
	New York City Trust for Cultural Resources Recreational Revenue	5.000%	12/1/26	28,055	29,095
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/34	5,500	3,488
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/41	2,110	2,159
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.000%	9/15/43	7,935	6,327
[8]	New York Liberty Development Corp. Industrial Revenue	5.150%	11/15/34	6,310	6,325
	New York Liberty Development Corp. Industrial Revenue	2.450%	9/15/69	111,915	100,964
	New York Liberty Development Corp. Industrial Revenue	2.625%	9/15/69	35,790	32,249
	New York Liberty Development Corp. Industrial Revenue	2.800%	9/15/69	39,565	35,126
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	10,985	9,045
[1]	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	6,610	5,486
[2]	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	9,940	8,249
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	4.000%	2/15/43	6,000	5,868
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/44	10,680	7,770
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.700%	11/15/30	7,500	6,365
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.900%	11/15/31	5,735	4,834
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.100%	11/15/32	7,000	5,924
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.200%	11/15/33	10,065	8,467
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.300%	11/15/34	18,890	15,834
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.400%	11/15/35	15,565	12,952
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.500%	11/15/36	2,155	1,769
[2]	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.500%	11/15/36	3,025	2,510
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.750%	11/15/41	120,960	92,213
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	10,000	7,217
	New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/35	9,905	11,402
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.200%	4/1/36	3,865	3,101
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.200%	10/1/36	2,500	1,975
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.250%	10/1/50	5,230	5,080
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.250%	10/1/51	4,425	4,262
	New York NY GO	5.000%	8/1/24	5	5
	New York NY GO	5.000%	8/1/24	17,185	17,239
	New York NY GO	5.000%	8/1/24	14,000	14,044
	New York NY GO	5.000%	8/1/25	5	5
	New York NY GO	5.000%	8/1/25	3,630	3,701
	New York NY GO	5.000%	8/1/25	15,510	15,812
	New York NY GO	5.000%	8/1/25	10,310	10,511
	New York NY GO	5.000%	8/1/25	35,345	36,033
	New York NY GO	5.000%	8/1/25	10,640	10,847
	New York NY GO	5.000%	12/1/25	18,090	18,552
	New York NY GO	5.000%	8/1/26	6,765	6,877
	New York NY GO	5.000%	8/1/26	24,805	25,665
	New York NY GO	5.000%	8/1/26	12,875	13,321
	New York NY GO	5.000%	8/1/26	1,785	1,847
	New York NY GO	5.000%	8/1/27	1,000	1,054
	New York NY GO	5.000%	8/1/28	9,300	9,321
	New York NY GO	5.000%	8/1/28	30,305	31,961
	New York NY GO	5.000%	8/1/28	1,640	1,760
	New York NY GO	5.000%	3/1/29	27,590	27,595
	New York NY GO	5.000%	8/1/29	1,975	2,080
	New York NY GO	5.000%	8/1/29	3,900	4,258
	New York NY GO	5.000%	8/1/29	1,000	1,092
	New York NY GO	5.000%	8/1/29	1,000	1,092
	New York NY GO	5.000%	8/1/30	5,390	5,402
	New York NY GO	5.000%	3/1/31	25,000	24,625
	New York NY GO	4.000%	8/1/31	20,000	20,232
	New York NY GO	5.000%	8/1/31	5,585	6,266
	New York NY GO	5.000%	12/1/31	3,035	3,149
	New York NY GO	5.000%	8/1/32	2,675	3,040
	New York NY GO	5.000%	4/1/33	1,000	1,063

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York NY GO	5.000%	8/1/33	5,000	5,043
	New York NY GO	5.000%	8/1/33	5,000	5,304
	New York NY GO	5.000%	8/1/33	4,000	4,428
	New York NY GO	5.000%	10/1/33	1,250	1,424
	New York NY GO	5.000%	8/1/34	3,875	4,289
	New York NY GO	5.000%	12/1/34	4,000	4,146
	New York NY GO	3.000%	3/1/35	7,540	6,998
	New York NY GO	5.000%	4/1/35	8,000	8,504
	New York NY GO	4.000%	8/1/35	15,010	15,068
	New York NY GO	4.000%	8/1/35	2,735	2,813
	New York NY GO	5.000%	8/1/35	2,000	2,209
	New York NY GO	4.000%	10/1/35	3,000	3,086
	New York NY GO	5.000%	10/1/35	5,000	5,260
	New York NY GO	5.000%	12/1/35	3,000	3,107
	New York NY GO	5.000%	12/1/35	11,695	12,519
	New York NY GO	5.000%	3/1/36	7,840	8,683
	New York NY GO	5.000%	4/1/36	12,750	13,521
	New York NY GO	4.000%	8/1/36	3,015	3,075
	New York NY GO	4.000%	8/1/36	3,365	3,441
	New York NY GO	5.000%	10/1/36	4,000	4,195
	New York NY GO	5.000%	10/1/36	3,620	3,910
	New York NY GO	4.000%	8/1/37	22,745	23,005
	New York NY GO	4.000%	10/1/37	24,185	24,448
	New York NY GO	5.000%	12/1/37	9,900	10,508
	New York NY GO	5.000%	3/1/38	2,695	2,912
	New York NY GO	4.000%	8/1/38	10,000	10,041
	New York NY GO	5.000%	3/1/39	1,700	1,847
	New York NY GO	5.000%	4/1/39	14,025	15,556
	New York NY GO	4.000%	8/1/39	2,705	2,687
	New York NY GO	5.000%	8/1/39	10,000	10,644
	New York NY GO	5.000%	9/1/39	22,500	24,818
	New York NY GO	5.000%	10/1/39	2,780	2,964
	New York NY GO	5.250%	10/1/39	2,750	3,088
	New York NY GO	4.000%	3/1/40	14,415	14,199
	New York NY GO	5.000%	4/1/40	7,385	8,138
	New York NY GO	5.000%	4/1/40	2,000	2,223
	New York NY GO	4.000%	8/1/40	23,300	23,107
	New York NY GO	4.000%	8/1/40	3,550	3,496
	New York NY GO	4.000%	10/1/40	9,000	8,925
	New York NY GO	5.250%	10/1/40	2,925	3,266
	New York NY GO	3.000%	3/1/41	6,500	5,306
	New York NY GO	4.000%	3/1/41	14,630	14,350
	New York NY GO	4.000%	4/1/41	11,000	10,789
	New York NY GO	5.000%	4/1/41	36,255	39,780
	New York NY GO	5.250%	5/1/41	5,000	5,533
	New York NY GO	3.000%	10/1/41	21,575	17,540
	New York NY GO	5.250%	10/1/41	3,440	3,823
	New York NY GO	5.000%	12/1/41	31,000	31,698
	New York NY GO	5.000%	12/1/41	5,000	5,263
	New York NY GO	4.000%	4/1/42	4,200	4,109
	New York NY GO	4.000%	4/1/42	17,640	17,258
	New York NY GO	4.000%	8/1/42	10,000	9,743
	New York NY GO	5.000%	9/1/42	5,000	5,439
	New York NY GO	5.000%	4/1/43	7,000	7,675
	New York NY GO	5.250%	4/1/43	8,500	9,402
	New York NY GO	5.250%	5/1/43	2,500	2,742
	New York NY GO	5.000%	8/1/43	1,105	1,163
	New York NY GO	5.000%	10/1/43	1,930	2,033
	New York NY GO	5.000%	3/1/44	18,260	19,913
	New York NY GO	5.500%	5/1/44	7,840	8,733
	New York NY GO	5.000%	8/1/44	7,140	7,754
	New York NY GO	5.000%	3/1/45	9,500	10,308
	New York NY GO	4.000%	4/1/45	3,200	3,095
[1]	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/28	1,190	1,294
[1]	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/29	1,000	1,109
[1]	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/37	1,000	1,146
[1]	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/48	6,000	6,503

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/30	2,375	2,681
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/31	3,000	3,437
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/38	3,700	3,768
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/39	7,050	7,142
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/40	5,320	5,352
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	6,500	6,564
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	1,775	1,864
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	20,000	21,308
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	10,000	10,102
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	1,345	1,411
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	4,970	5,016
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	12,000	12,081
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	3,615	3,675
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	15,010	15,497
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	17,500	18,064
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	2,810	2,824
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/36	9,000	9,288
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/36	2,750	3,276
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	4,020	4,251
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	1,000	995
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/41	3,000	2,504
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	1,000	1,087
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	1,000	1,098
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	1,000	1,109
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	505	558
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	750	825
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/26	1,085	1,112
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/27	2,500	2,571
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/29	1,750	1,806
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/31	2,195	2,265
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/35	3,200	3,296
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/36	2,125	2,183
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	6,855	6,897
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	4,755	4,795
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	2,265	2,299
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	2,420	2,457
[8]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,000	1,945
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	715	668
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,740	1,777
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	2,440	2,516
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	2,685	2,711
[8]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	2,500	2,384
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,250	1,280
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	4,100	4,127
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	1,005	1,011
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	1,875	1,882
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	3,750	3,618
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/36	800	771
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,000	789
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/37	450	427
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/38	750	702
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/39	7,000	6,892
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,755	1,349
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/39	850	788
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/40	10,000	9,735
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	2,000	1,521
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/41	14,540	14,054
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	1.800%	11/1/28	12,000	11,010
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	12,505	13,372
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	14,680	15,093
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	23,900	24,988
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	10,545	11,469
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	4,760	5,177
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	10,690	10,703
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	10,000	10,012
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	1,490	1,514
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	13,240	14,644

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	10,950	12,111
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	3,985	4,021
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	34,400	38,607
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	14,870	16,688
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	1,765	1,843
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	1,575	1,589
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	18,330	20,841
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/33	49,605	50,593
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/34	33,875	34,537
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	8,015	8,448
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	12,000	13,250
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/34	1,000	1,044
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	26,795	26,828
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	10,000	10,150
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/35	31,980	32,559
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	17,080	17,489
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	44,000	48,477
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/35	7,745	8,120
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	3,930	3,964
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	4,000	4,100
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/36	27,870	28,707
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	5,540	5,662
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	9,340	9,555
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/37	2,480	2,524
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	1,450	1,514
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/37	6,500	6,646
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	2,990	3,043
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	1,725	1,796
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/38	49,350	43,593
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/38	27,385	27,842
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/39	10,000	10,050
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/39	62,055	53,750
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	20,000	20,137
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	7,340	7,390
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/39	2,000	2,224
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/39	5,000	5,613
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/39	2,250	2,402
New York State Dormitory Authority Income Tax Revenue	3.250%	2/15/40	1,985	1,742
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/40	30,975	30,976
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/40	74,365	62,802
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/40	34,740	34,749
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/40	10,000	10,003
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/40	4,435	4,897
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/40	3,830	4,265
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/41	7,040	7,281
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/41	12,520	10,452
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/41	1,000	1,053
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/41	5,000	5,538
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/42	17,080	14,024
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	25,825	25,482
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	6,050	5,970
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/42	9,700	10,690
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/43	17,380	17,011
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/43	25,580	25,036
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/43	18,195	19,958
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/44	2,110	2,057
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/44	8,685	9,496
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/45	5,000	5,418
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	21,265	21,565
New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/25	20	20
New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/25	15	15
New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	3/15/25	15,365	15,582
New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	3/15/25	11,580	11,743
New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	20	20
New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/24	620	621
New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	1,000	1,039
New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	9/15/30	26,000	28,842

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/31	16,380	15,410
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/32	16,760	15,516
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/40	30,975	33,370
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/42	32,380	34,631
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	4/1/42	2,000	1,627
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	3/15/43	4,330	4,237
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.250%	3/15/44	26,820	28,873
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/27	2,530	2,686
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/31	9,000	10,061
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/36	11,190	12,339
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/36	3,500	3,904
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/38	1,350	1,484
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/26	3,000	3,119
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/27	2,615	2,720
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/27	1,180	1,185
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/28	2,430	2,528
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/29	5,000	5,508
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/30	8,245	9,253
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/31	1,315	1,366
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/32	1,000	1,038
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/25	65	65
	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/26	65	65
	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/26	55	55
	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/27	60	60
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/27	50	50
	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/28	55	55
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/28	5	5
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/35	1,345	1,433
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/26	1,600	1,643
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/27	3,910	4,084
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/29	10,000	10,876
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/38	10,710	10,869
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/39	17,210	17,315
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/40	23,335	23,340
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/41	10,000	9,927
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/42	1,250	1,233
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/44	20,000	21,360
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	2,065	2,202
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	2,505	2,593
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	5,140	5,471
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	51,000	53,511
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	12,525	13,334
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	6,000	6,189
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	27,610	28,034
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	17,625	18,176
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	32,000	32,470
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	32,995	33,996
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	14,260	14,871

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	38,335	40,644
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	37,165	38,658
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	1,875	1,983
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	18,500	19,561
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	26,850	28,576
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	18,860	19,563
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	30,500	32,096
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	5,000	5,242
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	5,000	5,227
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	21,690	22,288
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	5,000	5,216
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	35,000	35,478
	New York State Energy Research & Development Authority Electric Power & Light Revenue	3.500%	10/1/29	20,000	19,485
	New York State Energy Research & Development Authority Industrial Revenue PUT	3.000%	7/1/25	20,000	19,776
	New York State Energy Research & Development Authority Natural Gas Revenue	4.000%	4/1/34	13,750	13,756
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/32	5,040	5,338
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/33	15,655	16,576
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/34	8,000	8,468
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/34	7,170	7,688
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/35	9,550	10,102
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/35	5,545	5,935
	New York State Environmental Facilities Corp. Water Revenue	3.000%	6/15/36	2,700	2,487
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/36	9,500	10,020
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/36	6,860	7,318
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/37	4,745	4,985
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/37	9,960	10,571
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/40	2,010	2,269
	New York State Environmental Facilities Corp. Water Revenue	3.000%	6/15/41	5,050	4,238
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/41	2,745	3,079
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/42	3,000	3,350
	New York State Environmental Facilities Corp. Water Revenue	5.250%	6/15/44	1,825	2,058
	New York State Environmental Facilities Corp. Water Revenue	5.250%	6/15/45	5,000	5,614
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.200%	11/1/36	4,000	3,142
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/41	3,750	2,692
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/41	1,585	1,138
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	11/1/43	1,000	978
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/25	2,315	2,169
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	20,675	19,642
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	13,255	12,593
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/27	5,550	5,506
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/27	1,000	998
[14]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	30,050	29,164
[14]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	2,630	2,580
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.875%	5/1/28	1,370	1,372
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.650%	11/1/28	12,045	12,005
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.500%	11/1/28	15,620	15,797
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/29	18,500	18,474
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	11/1/29	23,000	22,435
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.750%	11/1/29	10,360	10,329
	New York State Thruway Authority Highway Revenue	5.000%	1/1/28	1,500	1,513
	New York State Thruway Authority Highway Revenue	5.000%	1/1/30	810	817
	New York State Thruway Authority Highway Revenue	5.000%	1/1/34	4,100	4,177
	New York State Thruway Authority Highway Revenue	5.000%	1/1/35	3,350	3,412
	New York State Thruway Authority Highway Revenue	5.000%	1/1/36	4,025	4,094
	New York State Thruway Authority Highway Revenue	5.000%	1/1/36	24,000	26,293
	New York State Thruway Authority Highway Revenue	5.000%	1/1/37	7,000	7,988
	New York State Thruway Authority Highway Revenue	4.000%	1/1/39	2,805	2,811
[2]	New York State Thruway Authority Highway Revenue	4.000%	1/1/39	2,000	2,014
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/40	9,025	9,049
	New York State Thruway Authority Highway Revenue	4.000%	1/1/40	8,250	8,291
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	4,000	3,927
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	6,590	6,572
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	2,590	2,575
	New York State Thruway Authority Highway Revenue	5.000%	1/1/41	1,625	1,643
	New York State Thruway Authority Highway Revenue	4.000%	1/1/42	21,930	21,644
	New York State Thruway Authority Highway Revenue	4.000%	1/1/42	4,000	3,953
	New York State Thruway Authority Highway Revenue	5.000%	1/1/42	1,000	1,099

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Thruway Authority Highway Revenue	4.000%	1/1/43	6,100	5,964
New York State Thruway Authority Highway Revenue	4.000%	1/1/45	4,090	3,889
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/40	33,000	36,414
New York State Thruway Authority Income Tax Revenue	4.000%	3/15/43	18,000	17,526
New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/30	13,665	15,192
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/38	1,135	1,152
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/43	4,340	4,226
New York State Thruway Highway Revenue	5.000%	1/1/39	1,650	1,843
New York State Thruway Highway Revenue	5.000%	1/1/40	1,720	1,908
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	22,375	23,070
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	18,425	18,786
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	1,105	1,124
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	30,000	30,525
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	6,000	6,138
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/34	4,850	5,052
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	30,025	30,542
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	28,920	30,102
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	7,620	7,748
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	44,080	45,790
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/37	8,620	8,796
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/37	46,400	48,052
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/38	6,200	6,279
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/39	9,800	9,899
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/39	10,000	10,094
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	15,355	12,665
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/40	10,000	10,024
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/41	9,460	10,158
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/42	8,000	7,904
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/43	9,835	9,637
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/43	5,000	5,324
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/45	3,065	2,971
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/45	13,005	14,047
New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/26	24,145	24,916
New York State Urban Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/29	7,050	7,731
New York State Urban Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/30	19,000	21,178
New York State Urban Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/40	7,485	8,369
New York State Urban Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/41	11,180	12,426
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/37	4,295	4,647
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/38	13,000	13,280
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/38	7,000	7,532
New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/40	9,830	8,252
New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/41	54,525	44,967
New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/42	52,975	42,962
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/45	1,000	968
New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/24	1,150	1,156
New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/26	900	929
New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/27	750	785
New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/28	2,125	2,254
New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/35	1,420	1,537
New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/36	1,650	1,774
New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/37	4,005	4,276
New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/38	4,495	4,775
New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	12/1/40	4,920	4,804
New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	12/1/42	1,000	960
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/27	1,250	1,255
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/30	2,000	2,121
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/31	27,185	27,718
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	12/1/31	12,685	12,292
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/32	3,695	3,907
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	12/1/32	22,320	21,378
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/33	1,025	1,029
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/33	4,100	4,392
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/33	11,415	12,531
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	8,665	9,506
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	4,075	4,361
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	4,990	5,475
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/34	2,880	3,167

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/34	5,005	5,285
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/35	2,060	2,254
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/35	5,030	5,375
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/35	7,090	7,220
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/35	3,025	3,315
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	8,740	9,513
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	4,500	4,790
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/36	5,000	5,449
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/37	5,025	5,326
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/37	2,710	3,082
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/38	6,035	6,494
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/38	1,000	1,132
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/39	6,395	6,861
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/39	1,170	1,319
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/40	4,000	4,452
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/40	4,400	4,897
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/41	6,000	6,619
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/41	4,375	4,826
Suffolk Regional Off-Track Betting Co. Casinos Revenue	5.000%	12/1/34	6,000	6,059
Suffolk Regional Off-Track Betting Co. Casinos Revenue	5.750%	12/1/44	3,500	3,536
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	0.000%	11/15/36	2,000	1,171
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/38	4,000	4,460
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/39	6,020	6,691
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	1,000	1,064
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/30	8,435	8,889
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	10,230	10,753
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	28,665	20,314
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/32	14,855	15,568
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	14,900	15,321
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	3,000	3,143
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	5,255	5,506
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/34	8,350	8,585
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/34	3,425	3,494
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	2,045	2,086
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	3,460	3,529
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	6,065	6,229
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	2,565	2,684
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	11,000	11,512
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/36	16,745	17,530
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/36	10,950	11,667
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/37	5,000	5,092
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/37	2,455	2,561
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/38	1,750	1,960
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/39	2,300	2,329
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/41	1,000	1,106
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	25,000	25,965
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/45	4,175	4,330
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/27	10,000	10,547
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	7,350	7,796
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/28	15,100	16,254
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/29	31,285	34,328
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/30	15,500	17,351
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/31	10,320	11,722
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/32	8,150	7,847
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/32	8,210	9,397
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/33	5,870	5,626
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/33	2,915	3,424
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/34	5,430	6,320
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/36	4,445	5,097
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/37	4,025	4,571
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/38	3,595	4,050
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/40	6,500	7,135
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/40	5,050	5,731
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/41	7,500	8,330
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/41	5,395	5,969
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/42	7,500	8,150
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/42	4,960	5,564

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/43	31,220	33,744
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/43	1,985	2,170
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/45	14,000	15,223
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/46	13,000	14,079
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/30	15,005	16,783
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/24	3,000	2,998
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/26	20,500	19,534
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/28	21,115	19,352
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/38	1,000	1,139
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/39	1,100	1,226
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/39	1,000	1,132
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/40	1,500	1,660
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/41	2,200	2,423
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/41	3,410	3,773
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/41	3,000	3,349
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/42	3,200	3,522
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/42	3,750	4,162
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/43	3,915	4,286
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/43	4,000	4,414
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/44	6,000	6,589
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/45	5,000	5,450
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/46	4,010	4,350
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/28	2,500	2,644
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/30	2,575	2,802
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/31	2,000	2,169
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/32	2,870	3,108
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/33	2,500	2,706
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/35	2,000	2,155
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/38	1,275	1,350
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/39	1,155	1,221
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/40	2,230	2,119
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/25	12,000	12,154
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/26	6,050	6,211
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/27	11,180	11,635
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/28	7,190	7,486
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/29	10,250	10,665
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/31	10,000	10,384
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/32	8,545	8,868
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/33	1,010	1,048
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/34	3,990	4,135
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/35	5,000	5,170
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/41	4,000	4,066
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/28	18,310	19,144
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/28	3,800	3,978
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/29	7,000	7,395
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/29	6,500	6,930
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/30	4,500	4,868
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/30	4,000	4,366
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/33	24,870	25,680
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	38,500	39,228
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	17,345	17,906
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/35	50,905	51,843
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/36	7,270	7,394
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/38	20,000	22,597
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/39	9,000	10,148
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/40	2,200	2,304
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/40	3,390	3,851
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/41	5,415	5,663
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/41	3,810	4,301
[8]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.200%	7/1/28	3,275	3,197
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	2,600	2,602
[1]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	11/1/31	3,630	4,023
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	2,375	2,377
[1]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	11/1/32	4,000	4,480
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/33	2,965	2,967
[1]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	11/1/33	3,000	3,394
[1]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	11/1/34	4,295	4,853

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	11,300	11,469
[8]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	3,000	2,936
	Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue	6.000%	11/1/30	120	120
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,505	1,527
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/27	4,405	4,575
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/28	3,000	3,112
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	4,490	4,662
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	4,645	4,817
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	2,740	2,835
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,160	2,231
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	2,525	2,600
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	3,685	3,776
[2]	Yonkers NY GO	5.000%	11/15/35	425	481
[2]	Yonkers NY GO	5.000%	11/15/36	450	504
[2]	Yonkers NY GO	5.000%	11/15/37	425	472
[2]	Yonkers NY GO	5.000%	11/15/39	1,000	1,098
					9,792,159
North Carolina (0.7%)
	Buncombe County NC Appropriations Revenue	5.000%	6/1/30	1,000	1,016
	Buncombe County NC Intergovernmental Agreement Revenue	3.000%	6/1/38	310	271
	Buncombe County NC Intergovernmental Agreement Revenue	3.000%	6/1/39	435	372
	Buncombe County NC Intergovernmental Agreement Revenue	3.000%	6/1/40	485	409
	Cary NC Combined Utility Systems Water Revenue	5.000%	12/1/30	1,010	1,073
	Charlotte NC (Transit Project) COP	3.000%	6/1/39	3,685	3,155
	Charlotte NC (Transit Project) COP	3.000%	6/1/41	4,060	3,370
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/27	3,470	3,667
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/28	2,200	2,322
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/29	1,190	1,193
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/29	2,815	2,969
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/30	3,100	3,267
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/31	1,690	1,782
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/32	1,000	1,014
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/33	2,465	2,500
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/33	1,660	1,747
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/35	2,250	2,338
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/36	2,155	2,225
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/36	1,840	1,927
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/39	3,300	3,278
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/41	2,200	2,184
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/41	2,155	2,378
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/43	3,955	4,315
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/44	6,435	6,995
	Charlotte NC GO	5.000%	6/1/26	2,700	2,795
	Charlotte NC GO	5.000%	7/1/29	2,350	2,588
	Charlotte NC GO	5.000%	7/1/30	2,425	2,719
	Charlotte NC GO	5.000%	7/1/33	1,325	1,550
	Charlotte NC GO	5.000%	6/1/34	2,370	2,597
	Charlotte NC GO	5.000%	7/1/37	2,250	2,578
	Charlotte NC GO	5.000%	7/1/38	2,175	2,472
	Charlotte NC GO	5.000%	7/1/41	4,425	4,949
	Charlotte NC GO	5.000%	7/1/43	2,325	2,579
	Charlotte NC Water & Sewer System Water Revenue	4.000%	7/1/35	1,785	1,837
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/36	2,335	2,803
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/28	1,705	1,814
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	3.625%	6/15/27	1,515	1,497
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	1.950%	11/1/29	11,250	9,948
	Fayetteville NC Public Works Commission Electric Power & Light Revenue	4.000%	3/1/39	3,600	3,641
	Guilford County NC GO	3.000%	5/1/38	2,220	1,944
	Guilford County NC GO	3.000%	5/1/39	2,220	1,902
	Guilford County NC GO	4.000%	3/1/42	5,620	5,611
	Guilford County NC GO	4.000%	3/1/43	3,335	3,291
	Inlivian Local or Guaranteed Housing Revenue	4.450%	6/1/41	3,000	2,976
	Mecklenburg County NC GO	5.000%	9/1/25	17,320	17,685
	Mecklenburg County NC GO	5.000%	9/1/29	10,000	11,052
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	4,000	4,214
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	1,500	1,580
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	1,250	1,317

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	2,665	2,807
	North Carolina Appropriations Revenue	5.000%	5/1/29	20,165	21,247
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/32	8,110	7,722
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/33	10,250	9,705
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/34	7,000	6,594
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/25	19,100	19,322
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/27	5,955	6,025
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/29	15,000	15,177
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/30	10,000	10,113
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.350%	7/1/43	6,175	6,179
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	12,355	12,149
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	1/1/54	12,495	13,258
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	2.300%	9/1/25	495	481
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	290	292
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	460	463
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,215	2,318
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	795	788
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	305	307
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	360	362
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	940	945
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,695	2,858
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	565	559
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	985	989
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,400	1,485
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	655	646
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	500	501
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	4,650	4,777
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,445	1,535
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	625	614
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,175	1,207
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.000%	2/1/35	1,000	903
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	650	651
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/39	1,225	1,128
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	3,165	2,670
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	2,000	2,075
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn At Maryfield Project)	5.000%	10/1/40	1,050	968
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	1,275	1,295
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	2,655	2,697
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/25	1,815	1,829
[1]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/26	2,015	2,060
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/27	2,900	2,969
[1]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/28	4,000	4,161
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/28	3,925	4,071
[1]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/29	2,600	2,709
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/29	3,180	3,338
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/30	7,175	7,548
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/30	1,000	1,031
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/32	1,400	1,443
[1]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/32	3,780	4,052
[5]	North Carolina Turnpike Authority Highway Revenue	0.000%	1/1/34	9,000	6,189
[1]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/34	15,745	16,827
[1]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/35	10,020	10,700
	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/39	22,125	21,179
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/40	3,620	3,715
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/43	2,000	2,051
	Raleigh Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/26	4,880	4,946
	Raleigh NC Combined Enterprise System Water Revenue	5.000%	9/1/27	530	563
	Raleigh NC Combined Enterprise System Water Revenue	5.000%	9/1/29	1,000	1,105
	Salisbury NC Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	2,296	2,331
	Union County NC Enterprise System Water Revenue	3.000%	6/1/43	3,100	2,475
	Union County NC GO	5.000%	9/1/27	5,935	6,304
	Union County NC GO	5.000%	9/1/28	5,000	5,421
	University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/33	1,000	1,009
	University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/34	1,250	1,264
	University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/35	1,100	1,113
	University of North Carolina at Greensboro College & University Revenue	4.000%	4/1/34	3,000	3,046

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of North Carolina at Greensboro College & University Revenue	4.000%	4/1/36	1,385	1,401
	Wake County NC GO	5.000%	5/1/29	14,190	15,580
	Wake County NC GO	5.000%	5/1/29	8,295	9,107
	Wake County NC GO	5.000%	3/1/30	5,000	5,373
	Western Carolina University College & University Revenue	3.000%	4/1/35	2,390	2,215
	Western Carolina University College & University Revenue	3.000%	4/1/37	2,670	2,394
	Wilson NC Special Obligation Revenue	4.000%	10/1/40	1,175	1,168
	Wilson NC Special Obligation Revenue	4.000%	10/1/42	2,255	2,223
	Wilson NC Special Obligation Revenue	4.000%	10/1/43	1,430	1,407
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/30	460	502
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/31	480	531
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/32	505	565
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/34	830	848
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/35	860	875
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/36	620	627
					487,783
North Dakota (0.1%)
	Cass County Joint Water Resource District Intergovernmental Agreement Revenue	3.450%	4/1/27	8,915	8,899
	Cass County Joint Water Resource District Intergovernmental Agreement Revenue, ETM	0.480%	5/1/24	4,000	4,000
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	3,000	3,002
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	5,060	5,082
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,400	1,431
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,750	1,790
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	1,505	1,544
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	550	595
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/37	1,900	1,763
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	550	589
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	1,500	1,371
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/38	500	532
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/39	1,125	926
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/40	2,050	1,832
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	500	527
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/41	2,250	1,987
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	625	656
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	650	679
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/43	675	702
	Mandan Public School District No. 1 GO	5.000%	8/1/26	1,250	1,294
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program)	3.000%	7/1/52	3,325	3,181
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program)	5.750%	7/1/53	5,630	5,913
[3]	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program), SIFMA Municipal Swap Index Yield + 0.200%	3.970%	1/1/43	1,555	1,554
	North Dakota Public Finance Authority Water Revenue (St. Revolving Fund Program)	5.000%	10/1/33	2,500	2,511
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	2,000	1,986
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	1,800	1,786
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	3,685	3,653
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	2,200	2,164
	West Fargo Public School District No. 6 GO	3.000%	8/1/33	2,000	1,881
	West Fargo Public School District No. 6 GO	3.000%	8/1/34	3,585	3,346
					67,176
Ohio (2.4%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/27	1,340	1,388
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	390	405
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/28	1,210	1,253
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	315	331
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/29	1,315	1,361
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,025	1,085
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	675	715
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/31	1,000	1,035
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	900	952
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	900	861
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	300	285
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/34	3,540	3,651
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	3,300	3,128
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	2,800	2,620
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	800	736
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	1,500	1,359

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	3.000%	11/15/40	13,000	9,939
	Akron OH Income Tax Revenue	4.000%	12/1/25	470	472
	Akron OH Income Tax Revenue	4.000%	12/1/27	1,180	1,200
	Akron OH Income Tax Revenue	4.000%	12/1/28	775	787
	Akron OH Income Tax Revenue	4.000%	12/1/29	1,015	1,030
	Akron OH Income Tax Revenue	4.000%	12/1/29	1,525	1,574
	Akron OH Income Tax Revenue	4.000%	12/1/30	890	903
	Akron OH Income Tax Revenue	4.000%	12/1/30	405	419
	Akron OH Income Tax Revenue	4.000%	12/1/31	2,145	2,191
	Akron OH Income Tax Revenue	4.000%	12/1/31	490	497
	Akron OH Income Tax Revenue	4.000%	12/1/31	370	382
	Akron OH Income Tax Revenue	4.000%	12/1/32	1,650	1,681
	Akron OH Income Tax Revenue	4.000%	12/1/32	745	754
	Akron OH Income Tax Revenue	4.000%	12/1/33	1,170	1,192
	Akron OH Income Tax Revenue	4.000%	12/1/33	615	623
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	12,395	12,784
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	6,110	6,491
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	11,050	11,695
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	5,000	5,298
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	9,150	10,014
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	5,750	5,810
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	10,000	10,050
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	3,600	3,602
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	12/1/40	17,750	17,379
	Allen County OH Hospital Facilities Revenue Health, Hospital, Nursing Home Revenue PUT	5.000%	6/4/30	30,170	31,984
	Allen County Port Authority College & University Revenue	4.000%	12/1/35	1,305	1,154
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/26	8,045	8,241
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/27	6,785	7,078
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/28	6,055	6,402
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/29	3,000	3,224
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/34	4,620	4,884
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/35	3,000	3,166
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/37	4,245	4,451
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/38	2,335	2,438
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/26	8,480	8,687
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/29	3,845	4,070
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/30	1,875	1,890
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/31	1,565	1,575
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/32	1,850	1,860
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/36	1,240	1,270
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/37	2,310	2,340
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/38	2,155	2,161
	American Municipal Power Inc. Electric Power & Light Revenue PUT	1.000%	8/15/24	7,780	7,698
	Ashland City School District GO	3.000%	11/1/42	1,000	805
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,035	2,056
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,410	2,459
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,800	1,855
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,895	1,963
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,040	1,081
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	1,105	1,148
	Bluffton OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/32	2,000	2,013
[2]	Brunswick City School District GO	0.000%	12/1/34	530	352
[2]	Brunswick City School District GO	0.000%	12/1/35	200	126
[2]	Brunswick City School District GO	0.000%	12/1/36	200	119
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	2,555	2,648
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/28	3,875	4,072
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	2,335	2,516
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/31	5,000	5,377
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/33	5,795	6,215
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	4,750	5,069
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/36	1,550	1,646
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/37	3,000	2,991
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	1,900	1,871
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	9,815	9,586
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/55	22,775	20,618
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,165	1,181
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,245	1,261

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,585	1,600
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,985	3,058
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,025	2,102
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	5,715	5,847
	Cincinnati OH GO	5.000%	12/1/26	1,270	1,325
	Cincinnati OH GO	5.000%	12/1/27	845	897
	Cincinnati OH GO	4.000%	12/1/28	1,060	1,090
	Cincinnati OH GO	4.000%	12/1/31	780	800
	Cincinnati OH GO	4.000%	12/1/32	800	820
	Cincinnati OH Water System Water Revenue	4.000%	12/1/28	2,000	2,057
	Cincinnati OH Water System Water Revenue	4.000%	12/1/29	1,300	1,337
[7]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	0.000%	11/15/33	1,565	1,077
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/33	1,395	1,428
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/35	1,770	1,806
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/36	3,605	3,661
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/37	2,325	2,346
[1]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/29	2,000	2,015
	Cleveland OH GO	4.000%	12/1/33	310	322
	Cleveland OH GO	4.000%	12/1/34	2,285	2,370
	Cleveland OH GO	4.000%	12/1/35	1,660	1,716
	Cleveland OH Income Tax Revenue	3.000%	10/1/34	735	692
	Cleveland OH Income Tax Revenue	3.000%	10/1/35	570	527
	Cleveland OH Income Tax Revenue	3.000%	10/1/36	500	455
	Cleveland OH Income Tax Revenue	3.000%	10/1/37	805	714
	Cleveland OH Income Tax Revenue	3.000%	10/1/38	550	475
	Cleveland OH Income Tax Revenue	3.000%	10/1/39	500	426
	Cleveland OH Income Tax Revenue	3.000%	10/1/40	525	439
	Cleveland OH Income Tax Revenue	3.000%	10/1/41	825	677
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/31	3,175	3,181
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/32	3,340	3,346
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/34	1,870	2,005
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/35	1,915	2,048
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/36	2,065	2,192
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/37	1,170	1,231
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/39	2,400	2,497
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.250%	8/1/40	2,525	2,654
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.250%	8/1/41	2,660	2,785
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.250%	8/1/42	2,805	2,926
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/30	200	218
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/31	200	221
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/32	250	277
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/34	300	331
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/39	400	398
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/41	400	389
[1]	Columbus City School District GO	0.000%	12/1/27	13,520	11,877
[1]	Columbus City School District GO	0.000%	12/1/29	11,170	9,150
	Columbus City School District GO	5.000%	12/1/30	5,110	5,265
[1]	Columbus City School District GO, ETM	0.000%	12/1/27	540	477
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	2.250%	8/1/36	4,000	3,149
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	4.000%	8/1/36	1,575	1,533
	Columbus OH GO	4.000%	4/1/26	16,170	16,386
	Columbus OH GO	5.000%	4/1/29	11,010	11,673
	Columbus OH GO	5.000%	4/1/31	3,675	4,159
	Columbus OH GO	5.000%	4/1/39	7,950	8,497
	Columbus OH GO	5.000%	4/1/40	5,050	5,377
	Columbus OH Sewerage Sewer Revenue	5.000%	6/1/30	10,310	10,617
	Columbus OH Sewerage Sewer Revenue	5.000%	6/1/32	3,420	3,520
	Columbus State Community College GO	3.000%	12/1/36	1,110	977
	Columbus State Community College GO	3.000%	12/1/37	1,750	1,520
	Columbus State Community College GO	3.000%	12/1/38	1,375	1,182

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Copley-Fairlawn City School District GO	5.000%	12/1/40	550	576
Copley-Fairlawn City School District GO	5.000%	12/1/41	820	857
Copley-Fairlawn City School District GO	5.000%	12/1/42	1,000	1,042
Cuyahoga Community College District GO	4.000%	12/1/31	2,000	2,027
Cuyahoga Community College District GO	4.000%	12/1/33	1,325	1,342
Cuyahoga County OH GO	3.000%	12/1/33	2,460	2,284
Cuyahoga County OH GO	3.000%	12/1/34	3,310	3,050
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	3,000	3,037
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	2,845	2,908
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.000%	2/15/29	1,000	985
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	7,145	7,274
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	5,385	5,484
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	16,500	16,694
Fairfield County OH Health, Hospital, Nursing Home Revenue	5.125%	6/15/33	11,000	10,307
Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/25	315	314
Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/27	625	627
Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/28	835	841
Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/31	1,505	1,519
Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/32	665	671
Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/34	1,000	1,006
Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/36	1,360	1,358
Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/37	640	630
Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/38	1,635	1,593
Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/28	7,000	7,043
Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	5,050	5,081
Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	8,640	8,694
Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	10,000	10,062
Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	10,000	10,062
Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	10,000	10,062
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,135	1,195
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,120	1,114
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	2,645	2,788
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,075	1,069
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	1,775	1,871
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	1,160	1,248
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,535	1,650
Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	475	424
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	1,000	1,074
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	1,000	1,070
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,500	1,595
Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	1,435	1,421
Franklin County OH Sales Tax Revenue	5.000%	6/1/26	1,235	1,277
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	5,000	5,242
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/30	920	941
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/31	870	882
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/32	945	953
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	8,115	8,439
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/33	945	953
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	4,080	4,287
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	11,540	12,003
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,000	1,084
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/34	1,050	1,058
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	13,965	14,511
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/35	1,100	1,105
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	1,325	1,326
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	12,955	13,417
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/36	2,345	2,342
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/37	1,495	1,487
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	2,000	2,049
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/38	2,620	2,593
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/39	1,375	1,352
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/40	1,100	1,075
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/42	2,500	2,514
Hamilton County OH Health, Hospital, Nursing Home Revenue (Cincinnati Children's Hospital Project)	5.000%	11/15/41	12,000	13,570
Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/25	1,125	1,129
Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/26	700	708
Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	4.000%	1/1/27	765	758

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/31	1,800	1,814
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/32	1,635	1,652
[2]	Hillsdale Local School District (Ohio School Facilities Project) COP	4.000%	12/1/28	3,505	3,607
[2]	Hillsdale Local School District (Ohio School Facilities Project) COP	4.000%	12/1/31	3,310	3,427
[2]	Hillsdale Local School District (Ohio School Facilities Project) COP	4.000%	12/1/33	3,040	3,130
[2]	Hillsdale Local School District (Ohio School Facilities Project) COP	4.000%	12/1/35	1,175	1,198
	Lake County OH Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/25	2,675	2,718
	Lake County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/25	1,170	1,189
	Lake County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/25	2,255	2,292
	Lake County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/25	1,745	1,773
	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	10,095	10,168
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	790	836
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	1,170	1,237
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,500	1,573
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	1,500	1,570
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	1,320	1,376
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/37	3,500	3,630
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	2,905	3,001
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	1,750	1,803
	Miami University OH College & University Revenue	4.000%	9/1/38	1,080	1,092
	Miami Valley Career Technology Center GO	5.000%	12/1/32	1,030	1,100
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	330	350
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	5,500	5,720
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	10,175	10,690
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	820	885
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	10,680	11,045
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	675	734
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	8,500	8,781
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	11,600	11,968
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	745	805
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	6,290	6,481
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	5,000	5,143
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	750	806
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	12,295	12,577
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	435	465
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	11/15/36	5,285	4,245
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	775	773
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	15,300	15,394
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	450	473
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	16,600	15,230
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	480	504
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/39	6,470	5,855
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/40	6,590	5,280
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	11/15/40	500	356
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	2,420	2,121
	Northeast Ohio Regional Sewer District Sewer Revenue	3.000%	11/15/35	3,000	2,767
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Duke Energy Corp. Project) PUT	4.000%	6/1/27	13,020	12,981
	Ohio Air Quality Development Authority Electric Power & Light Revenue PUT	4.000%	6/1/27	9,725	9,599
	Ohio GO	5.000%	2/1/25	5,000	5,054
	Ohio GO	5.000%	5/1/25	9,000	9,139
	Ohio GO	5.000%	8/1/26	25,360	26,311
	Ohio GO	5.000%	9/1/26	10,000	10,392
	Ohio GO	5.000%	2/1/27	11,595	11,912
	Ohio GO	5.000%	5/1/27	5,085	5,247
	Ohio GO	5.000%	9/15/27	2,410	2,557
	Ohio GO	5.000%	3/1/31	7,840	8,187
	Ohio GO	5.000%	5/1/31	1,335	1,354
	Ohio GO	5.000%	3/1/32	8,230	8,592
	Ohio GO	5.000%	3/1/33	8,645	9,023
	Ohio GO	5.000%	5/1/33	3,000	3,223
	Ohio GO	5.000%	6/15/33	16,465	16,903
	Ohio GO	5.000%	3/1/34	9,075	9,452
	Ohio GO	5.000%	5/1/34	3,250	3,486
	Ohio GO	5.000%	3/1/35	8,530	8,870
	Ohio GO	5.000%	5/1/35	9,525	9,941
	Ohio GO	5.000%	6/15/35	19,795	20,282
	Ohio GO	5.000%	3/1/36	10,005	10,374

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ohio GO	5.000%	6/15/36	18,000	18,427
Ohio GO	5.000%	3/1/37	10,505	10,852
Ohio GO	5.000%	5/1/37	10,000	10,373
Ohio GO	5.000%	3/1/38	9,030	9,277
Ohio GO	3.000%	6/15/39	2,500	2,157
Ohio GO	5.000%	6/15/39	3,000	3,193
Ohio Government Fund/Grant Revenue	5.000%	12/15/25	9,050	9,281
Ohio Government Fund/Grant Revenue	5.000%	12/15/26	22,350	23,330
Ohio Government Fund/Grant Revenue	5.000%	12/15/27	9,150	9,758
Ohio Government Fund/Grant Revenue	5.000%	12/15/28	23,250	23,991
Ohio Government Fund/Grant Revenue	5.000%	12/15/28	1,015	1,048
Ohio Government Fund/Grant Revenue	5.000%	12/15/29	15,825	16,306
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	365	377
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	455	471
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	2,200	2,336
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	565	587
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	1,500	1,594
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	930	965
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	1,885	1,954
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	2,550	2,643
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/34	7,825	7,989
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	4,175	4,322
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/35	1,205	1,279
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,230	1,269
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/36	3,165	3,222
Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	1,890	1,782
Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	1,680	1,558
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/38	1,200	1,196
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/40	3,460	3,414
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/40	2,000	1,948
Ohio Health, Hospital, Nursing Home Revenue PUT	2.750%	5/1/28	10,500	10,149
Ohio Higher Educational Facility Commission Auto Parking Revenue	5.000%	1/15/34	1,200	1,281
Ohio Higher Educational Facility Commission Auto Parking Revenue	5.000%	1/15/39	2,455	2,581
Ohio Higher Educational Facility Commission College & University Revenue	3.000%	2/1/37	2,500	2,155
Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/34	1,505	1,611
Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/37	1,730	1,830
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/35	4,960	5,209
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/40	5,375	5,502
Ohio Higher Educational Facility Commission College & University Revenue (Keyon College 2023 Project)	5.000%	7/1/37	3,300	3,674
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	4.000%	12/1/38	1,055	975
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	4.000%	12/1/39	1,105	1,014
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	4.000%	12/1/40	1,225	1,107
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	4.000%	12/1/41	1,275	1,140
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	1,475	1,151
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,460	1,307
Ohio Hospital Health, Hospital, Nursing Home Revenue	5.000%	1/15/34	1,195	1,270
Ohio Hospital Health, Hospital, Nursing Home Revenue	5.000%	1/15/36	1,950	2,055
Ohio Hospital Health, Hospital, Nursing Home Revenue	4.000%	1/15/37	1,100	1,108
Ohio Hospital Health, Hospital, Nursing Home Revenue	4.000%	1/15/41	1,000	959
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	3/1/52	3,085	2,969
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	3/1/53	12,900	13,490
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/55	4,000	4,361
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (First-Time Homebuyer Program)	3.750%	9/1/50	1,735	1,707
Ohio Lease (Appropriation) Revenue	5.000%	4/1/25	1,020	1,033
Ohio Lease (Appropriation) Revenue	5.000%	10/1/26	1,475	1,532
Ohio Lease (Appropriation) Revenue	5.000%	10/1/26	2,570	2,669
Ohio Lease (Appropriation) Revenue	5.000%	2/1/27	3,150	3,184
Ohio Lease (Appropriation) Revenue	5.000%	10/1/27	2,540	2,693
Ohio Lease (Appropriation) Revenue	5.000%	2/1/28	3,310	3,345
Ohio Lease (Appropriation) Revenue	5.000%	10/1/28	1,025	1,083
Ohio Lease (Appropriation) Revenue	5.000%	2/1/29	3,475	3,511
Ohio Lease (Appropriation) Revenue	5.000%	10/1/29	1,190	1,255
Ohio Lease (Appropriation) Revenue	5.000%	10/1/35	1,450	1,517

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Lease (Appropriation) Revenue (Improvement Funding Projects)	5.000%	12/1/36	6,980	7,442
	Ohio Lease (Appropriation) Revenue (Improvement Funding Projects)	5.000%	12/1/37	5,000	5,304
	Ohio Special Obligation Revenue	5.000%	10/1/37	5,080	5,402
	Ohio Special Obligation Revenue (Administrative Building Fund Project)	5.000%	4/1/37	840	919
	Ohio Special Obligation Revenue (Administrative Building Fund Project)	5.000%	4/1/38	1,015	1,099
	Ohio Special Obligation Revenue, Prere.	5.000%	4/1/27	3,020	3,175
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/30	2,630	2,908
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/32	4,000	4,255
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/32	4,255	4,829
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/33	13,980	14,293
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/35	10,000	10,613
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/36	4,450	2,775
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/36	17,060	18,055
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/37	3,540	2,086
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/37	7,385	7,791
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/39	5,275	5,866
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/40	9,975	4,896
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/43	4,230	1,757
	Ohio Turnpike & Infrastructure Commission Highway Revenue (Infrastructure Projects)	5.000%	2/15/43	17,500	18,122
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/37	9,390	10,153
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/38	5,485	5,904
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/36	13,955	15,207
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/37	17,770	19,195
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/26	10,525	11,005
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/27	10,010	10,560
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/27	13,125	13,846
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/27	6,000	6,333
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/27	14,480	15,430
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/28	13,000	13,702
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/28	4,480	4,823
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/28	24,680	26,006
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/28	8,360	9,085
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/33	20,000	23,316
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	4.000%	12/1/38	4,000	4,083
	Ohio Water Development Authority Water Revenue	5.000%	12/1/40	1,500	1,665
	Ohio Water Development Authority Water Revenue	5.000%	12/1/41	1,500	1,658
	Ohio Water Development Authority Water Revenue	5.000%	12/1/42	1,625	1,791
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	4,000	4,109
	Summit County Development Finance Authority Auto Parking Revenue (University Of Akron Parking Project)	5.500%	12/1/43	2,000	2,116
	Toledo OH GO	4.000%	12/1/35	1,200	1,230
[2]	University of Akron College & University Revenue	5.000%	1/1/30	1,085	1,176
	University of Akron College & University Revenue	5.000%	1/1/31	2,175	2,175
	University of Cincinnati College & University Revenue	5.000%	6/1/28	1,000	1,073
	University of Cincinnati College & University Revenue	5.000%	6/1/31	685	747
	University of Cincinnati College & University Revenue	4.000%	6/1/34	2,215	2,254
	University of Cincinnati College & University Revenue	4.000%	6/1/35	1,250	1,286
	University of Cincinnati College & University Revenue	4.000%	6/1/37	1,680	1,708
	University of Cincinnati College & University Revenue	4.000%	6/1/38	2,015	2,033
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,215	1,198
	Worthington City School District GO	5.000%	12/1/38	700	776
	Worthington City School District GO	5.000%	12/1/39	1,000	1,107
					1,694,850
Oklahoma (0.4%)
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public Schools Project)	4.000%	6/1/29	2,000	2,062
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public Schools Project)	5.000%	6/1/29	2,500	2,682
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public Schools Project)	4.000%	6/1/30	5,950	6,171
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public Schools Project)	5.000%	6/1/30	4,300	4,661
[2]	Creek County Educational Facilities Authority Lease (Appropriation) Revenue (Sapulpa Public School Project)	5.000%	9/1/39	800	886
[2]	Creek County Educational Facilities Authority Lease (Appropriation) Revenue (Sapulpa Public School Project)	5.000%	9/1/40	1,160	1,275
[2]	Creek County Educational Facilities Authority Lease (Appropriation) Revenue (Sapulpa Public School Project)	4.000%	9/1/44	3,930	3,806
	Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/26	785	794
	Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/27	1,510	1,537
	Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/28	1,750	1,778

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/28	7,680	7,961
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/40	4,195	4,589
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/41	6,000	6,530
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/42	4,000	4,336
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	5,000	4,999
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,020	1,020
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	3,525	3,508
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	1,075	1,070
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	5,325	5,355
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,130	1,136
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	2,100	2,105
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	1,185	1,200
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	3,540	3,549
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,310	1,333
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,380	1,406
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,450	1,477
	Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/24	1,500	1,502
	Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/25	3,030	3,035
	Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/28	2,020	2,023
	Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/29	2,500	2,504
	Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/30	2,500	2,504
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/36	1,305	1,331
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/37	3,085	3,122
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/38	2,005	2,020
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/39	2,500	2,510
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/40	1,500	1,500
	Oklahoma Capitol Improvement Authority Lease Revenue	4.000%	7/1/38	17,165	17,158
	Oklahoma Capitol Improvement Authority Lease Revenue, Prere.	4.000%	7/1/28	235	243
	Oklahoma City OK GO	5.000%	3/1/28	3,080	3,299
	Oklahoma City OK GO	4.000%	3/1/30	1,900	1,933
[4]	Oklahoma City OK GO	4.000%	3/1/38	5,800	5,912
[4]	Oklahoma City OK GO	4.000%	3/1/39	5,800	5,855
[4]	Oklahoma City OK GO	4.000%	3/1/40	5,800	5,816
[4]	Oklahoma City OK GO	4.000%	3/1/42	5,800	5,682
[4]	Oklahoma City OK GO	4.000%	3/1/44	5,820	5,564
	Oklahoma City Water Utilities Trust Water Revenue, Prere.	5.000%	7/1/26	3,600	3,725
	Oklahoma City Water Utilities Trust Water Revenue, Prere.	5.000%	7/1/26	1,850	1,914
	Oklahoma City Water Utilities Trust Water Revenue, Prere.	5.000%	7/1/26	2,500	2,587
[2]	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/37	1,000	1,121
[2]	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/38	1,000	1,108
[2]	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/39	1,150	1,268
[2]	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/40	1,500	1,636
[2]	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/41	2,000	2,167
[2]	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/42	1,500	1,616
[2]	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/44	1,850	1,975
[2]	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/45	1,000	1,065
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,010	2,028
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,795	1,808
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,810	1,825
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	3,430	3,458
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	3,105	3,129
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/26	1,270	1,281
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/27	2,075	2,110
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/29	2,740	2,817
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/33	8,710	8,961
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/37	3,000	3,090
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/38	18,475	18,717
	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/29	410	418
	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/33	1,500	1,519
	Oklahoma Municipal Power Authority Electric Power & Light Revenue, Prere.	5.000%	1/1/25	3,770	3,803
	Oklahoma Municipal Power Authority Electric Power & Light Revenue, Prere.	5.000%	1/1/25	6,055	6,107
	Oklahoma State University College & University Revenue	4.000%	9/1/32	470	483
	Oklahoma State University College & University Revenue	4.000%	9/1/36	980	994

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oklahoma State University College & University Revenue	4.000%	9/1/39	935	939
	Oklahoma State University College & University Revenue	3.000%	9/1/40	515	422
	Oklahoma State University College & University Revenue	3.000%	9/1/41	500	404
	Oklahoma Turnpike Authority Highway Revenue	3.000%	1/1/34	3,500	3,157
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/34	2,500	2,610
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/35	3,575	3,728
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/38	2,455	2,466
	Oklahoma Water Resources Board Lease Revenue	5.000%	10/1/42	3,740	4,081
	Oklahoma Water Resources Board Water Revenue	2.125%	4/1/36	1,745	1,393
	Oklahoma Water Resources Board Water Revenue	5.000%	10/1/36	1,000	1,030
	Oklahoma Water Resources Board Water Revenue	4.000%	10/1/43	7,000	6,950
	Tulsa County Independent School District No. 9 Union GO	4.000%	4/1/27	2,350	2,399
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/25	1,000	1,000
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/26	350	351
	Tulsa County Industrial Authority Lease (Appropriation) Revenue	4.000%	9/1/30	5,000	5,144
	Tulsa County Industrial Authority Lease (Appropriation) Revenue	4.000%	9/1/31	6,000	6,190
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Jenks Public Schools Project)	5.000%	9/1/24	3,770	3,782
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Jenks Public Schools Project)	5.000%	9/1/25	6,450	6,563
	Tulsa Metropolitan Utility Authority Water Revenue	4.000%	4/1/38	1,245	1,263
	Tulsa Metropolitan Utility Authority Water Revenue	4.000%	4/1/39	1,690	1,705
	Tulsa Public Facilities Authority Sales Tax Revenue	3.000%	6/1/28	1,000	961
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/28	10,805	10,900
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/29	11,370	11,460
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/31	1,000	1,006
	University of Oklahoma College & University Revenue	5.000%	7/1/29	1,000	1,030
					314,403
Oregon (0.9%)
	Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis GO	5.000%	6/15/35	1,000	1,067
	Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis GO	5.000%	6/15/36	1,000	1,063
	Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis GO	5.000%	6/15/37	1,000	1,059
	Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis GO	5.000%	6/15/38	2,000	2,108
	Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis GO	5.000%	6/15/38	1,000	1,054
	Clackamas & Washington Counties School District No. 3 GO	5.000%	6/15/26	1,000	1,034
	Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/36	3,750	2,253
	Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/37	1,375	775
	Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/38	1,900	1,005
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/33	11,905	12,460
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/37	17,120	17,805
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/38	14,600	7,682
	Clackamas County School District No. 46 Oregon Trail GO	5.000%	6/15/29	3,000	3,153
	Clackamas County School District No. 46 Oregon Trail GO	5.000%	6/15/30	2,245	2,354
	Clackamas County School District No. 86 Canby GO	4.000%	6/15/34	550	573
	Clackamas County School District No. 86 Canby GO	4.000%	6/15/35	580	601
	Columbia County School District No. 502 GO	5.000%	6/15/45	1,115	1,183
	Forest Grove OR College & University Revenue	5.000%	5/1/30	550	554
	Forest Grove OR College & University Revenue	4.000%	5/1/37	635	588
	Forest Grove OR College & University Revenue	4.000%	5/1/39	875	781
	Hospital Facilities Authority of Multnomah County Oregon Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	1,000	863
	Hospital Facilities Authority of Multnomah County Oregon Health, Hospital, Nursing Home Revenue	4.000%	12/1/41	3,905	3,111
	Lane County School District No. 4J Eugene GO	3.000%	6/15/29	1,515	1,481
	Marion County OR School District No. 103 Woodburn GO, Prere.	5.000%	6/15/25	2,000	2,032
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/28	600	636
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/29	600	645
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/30	950	1,035
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/31	1,000	1,090
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/32	650	708
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/33	800	868
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/34	1,250	1,353
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/36	1,500	1,608
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/37	1,725	1,836
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/38	2,200	2,329
[1]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/40	13,250	12,899
	Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow GO	5.000%	6/15/37	5,000	5,187
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/29	9,480	9,621
	Multnomah County OR School District No. 1 Portland GO	3.000%	6/15/33	5,350	5,067
	Multnomah County OR School District No. 1 Portland GO	3.000%	6/15/36	4,000	3,647
	Multnomah County OR School District No. 1 Portland GO	3.000%	6/15/37	12,160	10,867

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/40	6,820	7,528
	Multnomah County OR School District No. 40 GO	0.000%	6/15/37	1,000	576
	Multnomah County OR School District No. 40 GO	0.000%	6/15/38	750	405
	Multnomah-Clackamas Counties OR Centennial School District No. 28JT GO	5.000%	6/15/45	2,000	2,114
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/25	1,430	1,451
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/26	705	727
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/36	4,285	4,928
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/37	3,590	4,086
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/38	2,780	3,138
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/39	2,500	2,806
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/40	3,890	4,337
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/41	2,900	3,207
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/42	9,000	9,915
	Oregon (Articale XI-Q State Projects) GO	5.000%	11/1/42	1,495	1,654
	Oregon (Articale XI-Q State Projects) GO	5.000%	11/1/43	1,105	1,217
	Oregon (Q State Project) GO	5.000%	5/1/34	2,675	2,791
	Oregon (Q State Project) GO	5.000%	5/1/35	2,750	2,866
	Oregon (Q State Project) GO	5.000%	5/1/37	4,365	4,539
	Oregon City School District No. 62 GO	5.000%	6/15/38	2,635	2,792
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/37	17,840	19,338
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/38	15,070	16,265
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/39	5,605	6,039
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/40	17,030	18,419
	Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/42	5,000	5,018
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/42	21,000	22,386
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	2,500	2,517
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/40	5,350	5,967
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/42	8,000	8,823
	Oregon GO	4.000%	12/1/38	2,000	1,965
	Oregon GO	5.000%	8/1/39	1,175	1,258
	Oregon GO	5.000%	6/1/40	2,550	2,845
	Oregon GO	5.000%	6/1/41	2,450	2,712
	Oregon GO	5.000%	6/1/42	5,000	5,512
[4]	Oregon GO	5.250%	6/1/42	3,000	3,397
[4]	Oregon GO	5.250%	6/1/43	3,000	3,381
[4]	Oregon GO	5.250%	5/1/44	3,100	3,480
	Oregon GO	5.500%	12/1/53	5,955	6,266
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	2,000	2,053
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	3.500%	1/1/51	2,010	1,964
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	2.050%	7/1/36	1,000	778
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	5.500%	7/1/53	7,330	7,713
	Oregon State Business Development Commission Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/28	14,925	14,994
	Oregon State Facilities Authority College & University Revenue	5.000%	4/1/27	595	603
	Oregon State Facilities Authority College & University Revenue	5.000%	4/1/29	750	761
	Oregon State Facilities Authority College & University Revenue	5.000%	4/1/30	700	711
	Oregon State Facilities Authority College & University Revenue	5.000%	4/1/31	700	711
	Oregon State Facilities Authority College & University Revenue	5.000%	4/1/32	1,000	1,014
	Oregon State Facilities Authority College & University Revenue	5.000%	4/1/33	1,100	1,115
	Oregon State Facilities Authority College & University Revenue	5.000%	4/1/34	1,280	1,297
	Oregon State Facilities Authority College & University Revenue	5.000%	4/1/35	1,200	1,215
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	300	310
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	600	626
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	750	789
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	1,220	1,280
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/30	15,345	16,623
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/32	4,100	4,194
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/33	4,000	4,090
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/26	1,810	1,811
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/27	2,025	2,026
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/28	2,500	2,501
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/29	1,420	1,421
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/26	1,080	1,097
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/27	2,725	2,770

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/28	3,965	4,040
Oregon State Lottery Revenue	5.000%	4/1/30	4,705	4,928
Oregon State Lottery Revenue	5.000%	4/1/30	8,850	9,270
Oregon State Lottery Revenue	5.000%	4/1/31	3,530	3,691
Oregon State Lottery Revenue	5.000%	4/1/33	4,000	4,169
Oregon State Lottery Revenue	5.000%	4/1/33	3,980	4,339
Oregon State Lottery Revenue	5.000%	4/1/34	2,595	2,704
Oregon State Lottery Revenue	5.000%	4/1/34	2,135	2,328
Oregon State Lottery Revenue	5.000%	4/1/35	4,000	4,163
Oregon State Lottery Revenue	5.000%	4/1/36	1,670	1,734
Oregon State Lottery Revenue	5.000%	4/1/36	2,000	2,164
Oregon State Lottery Revenue	5.000%	4/1/38	3,215	3,448
Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/26	1,165	1,207
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	3.000%	9/1/35	3,680	3,431
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/26	1,610	1,673
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/26	2,310	2,400
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/26	2,500	2,598
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/27	2,160	2,289
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/27	1,025	1,086
Port of Morrow OR GO	4.000%	12/1/38	1,455	1,435
Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/29	1,720	1,747
Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/30	1,020	1,036
Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/32	1,190	1,208
Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/34	3,000	3,045
Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/38	10,560	10,672
Portland OR (Portland Building Project) GO	5.000%	6/15/35	6,160	6,598
Portland OR (Portland Building Project) GO	5.000%	6/15/36	5,950	6,349
Portland OR (Portland Building Project) GO	5.000%	6/15/37	6,005	6,375
Portland OR (Portland Building Project) GO	5.000%	6/15/38	6,880	7,275
Portland OR (Portland Building Project) GO	5.000%	6/15/39	5,045	5,321
Portland OR (Portland Building Project) GO	5.000%	6/15/40	2,000	2,103
Portland OR Water System Water Revenue	2.000%	5/1/42	2,715	1,758
Portland OR Water System Water Revenue	2.000%	5/1/43	4,910	3,104
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/27	260	262
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/28	310	314
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/29	260	252
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/30	195	188
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/31	200	192
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/32	185	176
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/40	1,000	866
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Salem Health Projects)	5.000%	5/15/31	300	320
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Salem Health Projects)	5.000%	5/15/37	2,280	2,393
Salem-Keizer School District No. 24J GO	0.000%	6/15/27	5,000	4,471
Salem-Keizer School District No. 24J GO	5.000%	6/15/36	15,475	16,420
Salem-Keizer School District No. 24J GO	5.000%	6/15/37	12,500	13,230
Salem-Keizer School District No. 24J GO	5.000%	6/15/38	10,000	10,542
Seaside School District No. 10 GO	5.000%	6/15/32	2,015	2,111
Seaside School District No. 10 GO	5.000%	6/15/34	2,475	2,589
Seaside School District No. 10 GO	5.000%	6/15/35	2,000	2,088
Seaside School District No. 10 GO	5.000%	6/15/36	2,500	2,602
Tri-County Metropolitan Transportation District of Oregon Miscellaneous Taxes Revenue	3.000%	9/1/38	1,745	1,540
Tri-County Metropolitan Transportation District of Oregon Miscellaneous Taxes Revenue	3.000%	9/1/39	2,695	2,324
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/31	5,460	5,734
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/32	4,115	4,321
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/35	4,000	4,176
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/37	5,000	5,185
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/39	4,475	4,789
Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/28	1,065	1,145
Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/35	10,560	11,027
Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/36	12,120	12,598
Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/37	2,443	1,376
Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/38	5,500	2,922
				633,008
Pennsylvania (5.0%)
Abington School District GO	4.000%	10/1/38	5,000	5,002
Abington School District GO	4.000%	10/1/39	2,500	2,477

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Adams County General Authority College & University Revenue	5.000%	8/15/33	1,100	1,183
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/31	950	922
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	3/1/32	1,165	1,286
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/32	1,000	966
	Allegheny County Higher Education Building Authority College & University Revenue	5.250%	9/1/33	700	685
	Allegheny County Higher Education Building Authority College & University Revenue	5.250%	9/1/35	550	533
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/40	2,000	1,965
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	8,605	8,794
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	15,000	15,488
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	14,500	15,181
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	8,040	8,424
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/28	14,025	14,905
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/28	3,430	3,660
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	8,500	8,923
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/29	1,465	1,584
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	7,000	7,352
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/31	6,110	6,572
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	11,000	11,530
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	10,000	10,467
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	8,475	8,859
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/34	5,250	5,630
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	6,000	6,260
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/35	6,790	6,921
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	4,750	4,935
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	7,000	6,928
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	2,095	2,110
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	14,500	13,902
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/39	2,360	2,323
	Allegheny County IDA Industrial Revenue	4.875%	11/1/24	1,510	1,513
	Allegheny County PA GO	5.000%	11/1/25	4,400	4,498
	Allegheny County PA GO	5.000%	11/1/29	12,065	12,461
	Allegheny County PA GO	5.000%	11/1/43	2,250	2,344
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/34	830	859
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/35	400	413
[1]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/35	1,200	1,217
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/36	675	698
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/37	600	614
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/38	750	759
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/40	415	416
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/40	1,240	1,246
[2]	Allentown City School District GO	5.000%	2/1/29	3,150	3,318
[2]	Allentown City School District GO	5.000%	2/1/30	4,275	4,515
[2]	Allentown City School District GO	5.000%	2/1/33	5,000	5,276
[2]	Allentown City School District GO	5.000%	6/1/33	1,545	1,568
[2]	Allentown City School District GO	5.000%	6/1/34	2,000	2,028
[2]	Allentown City School District GO	4.000%	2/1/35	2,500	2,502
[2]	Allentown City School District GO	5.000%	2/1/37	2,550	2,660
[2]	Allentown City School District GO	5.000%	6/1/37	1,500	1,514
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/29	1,450	1,520
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/30	1,450	1,531
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/31	2,225	2,364
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/32	2,265	2,420
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/33	1,750	1,867
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/34	1,165	1,241
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/35	1,850	1,965
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/36	1,000	1,054
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/42	10,010	10,200
[8]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/27	3,460	3,520
[8]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/28	2,235	2,275
[8]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/28	6,260	6,279
[8]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.125%	5/1/32	7,565	7,584
[8]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/33	1,000	1,016
[8]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.250%	5/1/42	7,515	7,283
[8]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.375%	5/1/42	20,670	20,094
[2]	Armstrong School District GO	5.000%	3/15/28	2,070	2,195
[2]	Baldwin Whitehall School District GO	3.000%	11/15/31	3,545	3,393
[2]	Baldwin Whitehall School District GO	3.000%	11/15/32	3,665	3,449

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Baldwin Whitehall School District GO	3.000%	11/15/33	3,765	3,487
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/26	470	310
[1]	Bermudian Springs School District GO	5.000%	5/1/29	1,530	1,624
[1]	Bermudian Springs School District GO	5.000%	5/1/31	1,955	2,079
	Bethel Park School District GO	4.000%	8/1/35	1,760	1,814
	Bethel Park School District GO	4.000%	8/1/36	1,500	1,541
[3]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.350%	3.914%	1/1/30	1,860	1,833
[3]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.350%	3.914%	7/1/31	2,065	2,035
[3]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.350%	3.914%	1/1/32	1,840	1,813
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/24	425	424
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/25	445	444
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/26	475	475
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/27	585	587
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/28	785	791
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/29	825	833
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/31	1,825	1,845
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/32	1,915	1,932
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/29	300	263
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/31	1,300	1,115
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/32	2,055	1,749
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/33	1,800	1,524
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/34	1,500	1,265
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/35	1,250	1,062
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/36	1,350	1,145
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/41	1,275	1,050
[1]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/26	1,000	1,044
[1]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/27	570	607
[1]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/29	1,000	1,071
	Canonsburg-Houston Joint Authority Sewer Revenue	5.000%	12/1/31	1,825	1,858
	Canonsburg-Houston Joint Authority Sewer Revenue	5.000%	12/1/32	1,915	1,949
	Capital Region Water Revenue	5.000%	7/15/26	1,000	1,032
	Capital Region Water Revenue	5.000%	7/15/27	1,075	1,130
	Capital Region Water Revenue	5.000%	7/15/28	1,500	1,601
	Centennial School District Bucks County GO	5.000%	12/15/30	1,530	1,676
	Centennial School District Bucks County GO	5.000%	12/15/32	1,235	1,355
	Centennial School District Bucks County GO	5.000%	12/15/36	1,500	1,627
	Centennial School District Bucks County GO	5.000%	12/15/37	1,555	1,676
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,350	1,417
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	2,100	2,198
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	1,000	974
	Chester County Health and Education Facilities Authority Miscellaneous Revenue	3.000%	11/1/29	1,465	1,354
[8]	Chester County IDA Local or Guaranteed Housing Revenue TOB VRDO	4.150%	5/1/24	22,500	22,500
	Chester County IDA Recreational Revenue	4.000%	12/1/37	1,250	1,277
	Chester County IDA Recreational Revenue	4.000%	12/1/38	1,500	1,522
	Chester County IDA Recreational Revenue	4.000%	12/1/40	2,500	2,505
	Chester County IDA Recreational Revenue	4.000%	12/1/41	2,740	2,736
[1]	Coatesville School District GO	5.000%	8/1/24	5,385	5,395
[1]	Coatesville School District GO	5.000%	8/1/25	4,045	4,104
[2]	Coatesville School District GO	0.000%	10/1/34	1,530	995
[2]	Coatesville School District GO	0.000%	10/1/36	4,000	2,337
[2]	Coatesville School District GO	4.250%	11/15/39	10,195	10,161
	Colonial School District GO	5.000%	2/15/36	1,000	1,049
	Colonial School District GO	5.000%	2/15/37	1,015	1,060
	Colonial School District GO	5.000%	2/15/38	1,560	1,623
	Colonial School District GO	5.000%	2/15/39	1,350	1,402
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/27	950	996
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/27	1,000	1,048
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/28	1,000	1,066
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/29	1,000	1,084
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	8,500	8,700
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	3,500	3,636
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/28	12,235	12,907
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	4,000	4,225
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	3,000	3,171
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/34	1,875	1,981
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	4,100	4,325
[1]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	5,000	4,934

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Pennsylvania GO	5.000%	8/15/24	24,500	24,583
	Commonwealth of Pennsylvania GO	5.000%	7/15/25	25,000	25,461
	Commonwealth of Pennsylvania GO	5.000%	9/15/25	2,225	2,273
	Commonwealth of Pennsylvania GO	5.000%	1/1/26	38,855	39,889
	Commonwealth of Pennsylvania GO	5.000%	9/1/26	15,000	15,564
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	24,500	25,440
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	15,375	15,915
	Commonwealth of Pennsylvania GO	5.000%	3/15/28	6,000	6,057
	Commonwealth of Pennsylvania GO	5.000%	7/15/28	19,975	21,495
	Commonwealth of Pennsylvania GO	5.000%	9/1/28	35,000	37,751
	Commonwealth of Pennsylvania GO	5.000%	9/15/28	3,160	3,264
	Commonwealth of Pennsylvania GO	4.000%	1/1/29	25,000	25,336
	Commonwealth of Pennsylvania GO	4.000%	6/15/30	10,000	10,004
[1]	Commonwealth of Pennsylvania GO	4.000%	8/15/30	19,000	19,094
	Commonwealth of Pennsylvania GO	5.000%	9/1/30	35,000	39,159
	Commonwealth of Pennsylvania GO	5.000%	3/15/32	44,000	44,467
	Commonwealth of Pennsylvania GO	5.000%	9/1/32	25,000	28,770
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/33	40,000	40,990
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/34	43,000	44,133
	Commonwealth of Pennsylvania GO	3.000%	5/15/34	2,500	2,351
	Commonwealth of Pennsylvania GO	5.000%	10/1/34	22,000	25,265
	Commonwealth of Pennsylvania GO	4.000%	3/15/35	40,255	40,316
	Commonwealth of Pennsylvania GO	3.000%	5/15/35	7,870	7,451
	Commonwealth of Pennsylvania GO	5.000%	10/1/35	32,500	37,139
	Commonwealth of Pennsylvania GO	4.000%	3/1/36	14,000	14,300
	Commonwealth of Pennsylvania GO	3.000%	5/15/36	6,910	6,299
	Commonwealth of Pennsylvania GO	4.000%	3/1/37	8,000	8,118
[2]	Commonwealth of Pennsylvania GO	4.000%	3/1/37	17,440	17,730
	Commonwealth of Pennsylvania GO	2.000%	5/15/37	1,725	1,292
	Commonwealth of Pennsylvania GO	2.000%	5/15/38	10,000	7,224
	Commonwealth of Pennsylvania GO	2.000%	5/15/39	11,500	7,962
	Commonwealth of Pennsylvania GO	2.000%	5/15/40	30,700	20,334
	Commonwealth of Pennsylvania GO	2.000%	5/15/41	30,000	19,420
	Commonwealth of Pennsylvania GO	4.000%	9/1/41	13,500	13,482
	Commonwealth of Pennsylvania GO	4.000%	9/1/42	14,695	14,595
	Commonwealth of Pennsylvania GO	4.000%	9/1/43	17,950	17,689
	Conestoga Valley School District GO	4.000%	2/1/32	325	333
	Conestoga Valley School District GO	3.000%	2/1/35	2,115	1,924
	Conestoga Valley School District GO	4.000%	2/1/37	1,130	1,149
	Conestoga Valley School District GO	4.000%	2/1/39	640	642
	Conestoga Valley School District GO	4.000%	2/1/40	750	747
	Council Rock School District GO	2.000%	8/15/40	3,730	2,522
	Council Rock School District GO	2.000%	8/15/41	2,645	1,756
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	1,550	1,660
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/37	2,050	2,038
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/38	2,000	1,705
[8]	Dauphin County General Authority College & University Revenue	5.000%	10/15/30	2,300	2,074
[8]	Dauphin County General Authority College & University Revenue	5.000%	10/15/34	2,000	1,701
[8]	Dauphin County General Authority College & University Revenue	5.125%	10/15/41	3,000	2,305
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health System Project)	5.000%	6/1/29	1,525	1,563
	Delaware County Authority College & University Revenue	5.000%	10/1/30	2,400	2,424
	Delaware County Authority College & University Revenue	4.000%	12/1/31	1,000	1,012
	Delaware County Regional Water Quality Control Authority Sewer Revenue	5.000%	5/1/32	3,270	3,439
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/30	2,035	2,142
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/37	3,500	3,651
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	2.000%	10/1/29	6,100	5,369
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/35	2,000	2,037
[3]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.490%	4.054%	3/1/57	9,530	9,349
[13]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/28	5,645	6,088
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/30	970	1,006
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	1,525	1,574
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/34	1,275	1,311
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/37	1,060	1,081
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/38	1,575	1,599
	East Lycoming School District GO	4.000%	9/15/37	1,035	1,038
	East Lycoming School District GO	4.000%	9/15/39	1,120	1,121
	East Lycoming School District GO	4.000%	9/15/40	1,000	997

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Easton Area School District GO	4.000%	4/1/30	2,300	2,300
	Easton Area School District GO	5.000%	2/1/31	1,580	1,690
	Exeter Township School District GO, Prere.	4.000%	5/15/27	3,090	3,158
[2]	Fairview School District GO	3.000%	9/15/34	650	596
[2]	Fairview School District GO	3.000%	9/15/36	500	448
[2]	Fairview School District GO	3.000%	9/15/37	500	434
[2]	Fairview School District GO	3.000%	9/15/38	1,000	843
[2]	Gateway School District Alleghany County GO	3.000%	10/15/34	2,430	2,197
[2]	Gateway School District Alleghany County GO	3.000%	10/15/37	3,030	2,571
[2]	Gateway School District Alleghany County GO	3.000%	10/15/38	2,585	2,141
[2]	Gateway School District Alleghany County GO	3.000%	10/15/39	1,245	1,016
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	5,665	6,128
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	17,175	16,774
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/27	3,220	3,315
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/30	27,795	29,746
[1]	Harrisburg School District GO	5.000%	11/15/26	4,560	4,747
[1]	Harrisburg School District GO	5.000%	11/15/27	1,410	1,491
	Haverford Township School District GO	3.000%	3/1/35	3,925	3,642
[1]	Hempfield Area School District GO	5.000%	3/15/42	14,000	15,040
	Lackawanna County IDA College & University Revenue	5.000%	11/1/28	800	836
	Lackawanna County IDA College & University Revenue	5.000%	11/1/29	450	471
	Lackawanna County IDA College & University Revenue	5.000%	11/1/30	430	451
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	6,730	6,959
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	1,430	1,477
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	1,385	1,432
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	3,000	3,103
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	3,000	3,102
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/37	800	842
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/38	1,200	1,257
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	1,250	1,308
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/40	2,500	2,602
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/41	1,000	1,037
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (St. Anne's Retirement Community Obligated Group)	5.000%	3/1/33	2,635	2,465
[2]	Lancaster Higher Education Authority College & University Revenue	4.000%	10/1/29	985	1,001
[2]	Lancaster Higher Education Authority College & University Revenue	4.000%	10/1/30	400	406
[2]	Lancaster Higher Education Authority College & University Revenue	4.000%	10/1/31	500	508
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/31	6,740	6,907
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/37	3,000	3,003
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/42	5,000	4,807
	Latrobe IDA College & University Revenue	5.000%	3/1/30	160	162
	Latrobe IDA College & University Revenue	5.000%	3/1/31	200	202
	Latrobe IDA College & University Revenue	4.000%	3/1/35	415	381
	Latrobe IDA College & University Revenue	4.000%	3/1/36	425	385
	Latrobe IDA College & University Revenue	4.000%	3/1/37	245	217
	Latrobe IDA College & University Revenue	4.000%	3/1/38	225	194
	Latrobe IDA College & University Revenue	4.000%	3/1/41	250	206
[2]	Lehigh County Authority Intergovernmental Agreement Revenue	4.000%	12/1/41	3,655	3,625
[2]	Lehigh County Authority Intergovernmental Agreement Revenue	4.000%	12/1/42	5,485	5,409
[2]	Lehigh County Authority Intergovernmental Agreement Revenue	4.000%	12/1/43	10,485	10,259
[2]	Lehigh County Authority Intergovernmental Agreement Revenue	4.000%	12/1/44	7,000	6,800
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,065	2,167
[1]	Luzerne County IDA Lease Revenue	5.000%	12/15/26	530	540
[1]	Luzerne County IDA Lease Revenue	5.000%	12/15/27	5,490	5,600
[1]	Luzerne County PA GO	5.000%	12/15/25	500	511
[1]	Luzerne County PA GO	5.000%	12/15/25	400	409
[1]	Luzerne County PA GO	5.000%	12/15/26	1,000	1,037
[1]	Luzerne County PA GO	5.000%	12/15/26	500	518
[1]	Luzerne County PA GO	5.000%	12/15/27	500	527
[1]	Luzerne County PA GO	5.000%	12/15/27	500	527
	Lycoming County Authority College & University Revenue	5.000%	10/1/24	745	748
	Lycoming County Authority College & University Revenue	5.000%	10/1/25	1,085	1,101
	Lycoming County Authority College & University Revenue	5.000%	10/1/26	675	693
	Manheim Central School District GO	4.000%	5/1/36	825	836
	Manheim Central School District GO	4.000%	5/1/37	750	752
	Manheim Central School District GO	4.000%	5/1/38	1,700	1,691
	Manheim Central School District GO	4.000%	5/1/40	2,475	2,401

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Manheim Central School District GO	4.000%	5/1/41	400	400
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	2,000	2,167
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	520	567
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	1,200	1,317
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	810	899
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/37	1,000	1,010
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/41	2,000	1,927
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	2,050	2,098
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	2,165	2,243
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	4,040	4,244
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	7,205	7,586
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	4,000	4,190
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/31	1,000	1,084
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/36	1,160	1,159
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/37	1,500	1,494
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/38	1,500	1,481
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/39	1,750	1,717
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/40	2,170	2,118
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/41	3,125	3,028
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/42	2,250	2,146
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/27	2,010	2,083
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/28	2,020	2,122
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/29	3,120	3,320
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/30	1,520	1,619
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/31	4,500	4,786
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/33	4,105	4,359
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/34	3,000	3,010
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/35	2,000	2,005
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/36	1,500	1,503
	Montgomery County PA GO	5.000%	10/1/39	6,165	6,791
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,385	1,403
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,455	1,475
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, ETM	5.000%	1/15/25	7,840	7,903
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	7,435	7,508
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	8,350	8,432
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	3,850	3,888
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	3,500	3,534
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	9,055	9,144
	Montgomery County PA IDA Industrial Revenue	4.100%	6/1/29	6,785	6,952
	Montgomery County PA IDA Industrial Revenue PUT	4.100%	4/3/28	39,865	40,645
[1]	Montour School District GO	5.000%	4/1/32	3,245	3,292
	Moon IDA Health, Hospital, Nursing Home Revenue	5.625%	7/1/30	5,855	5,238
	Moon IDA Health, Hospital, Nursing Home Revenue	5.750%	7/1/35	10,425	8,626
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,515	1,608
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,145	1,212
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,060
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,000	1,056
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,250	1,313
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	2,420	2,523
	North Allegheny School District GO	4.000%	5/1/34	1,020	1,056
	North Allegheny School District GO	4.000%	5/1/35	1,015	1,046
	North Allegheny School District GO	4.000%	5/1/36	760	779
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	2,815	2,820
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,025	2,043
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	3,175	3,265
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	5,205	5,362
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	7,720	7,959
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	8,130	8,374
	Northampton County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	1,195	1,090

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Octorara Area School District GO	4.000%	4/1/28	1,000	1,030
	Penn Delco School District GO	3.000%	6/1/32	600	571
	Penn Delco School District GO	3.000%	6/1/33	600	564
	Penn Delco School District GO	3.000%	6/1/34	830	764
[1]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	4.000%	1/1/42	1,550	1,501
[1]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	4.125%	1/1/43	1,000	973
[1]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	4.125%	1/1/44	1,500	1,446
	Pennsylvania Economic Development Financing Authority College and University Revenue (Villanova University Project)	5.000%	8/1/38	700	800
	Pennsylvania Economic Development Financing Authority College and University Revenue (Villanova University Project)	5.000%	8/1/39	700	793
	Pennsylvania Economic Development Financing Authority College and University Revenue (Villanova University Project)	5.000%	8/1/40	700	785
	Pennsylvania Economic Development Financing Authority College and University Revenue (Villanova University Project)	5.000%	8/1/43	1,000	1,100
	Pennsylvania Economic Development Financing Authority College and University Revenue (Villanova University Project)	5.000%	8/1/44	1,325	1,453
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	2,265	2,270
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	2,000	2,043
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	3,035	3,044
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	5,300	5,486
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	4,705	4,712
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	4,130	4,349
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	3,325	3,520
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	10,015	10,550
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	6,000	6,010
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	350	375
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/29	9,000	9,311
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	3,195	3,429
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	4,270	4,507
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/30	2,500	2,715
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	450	489
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	525	571
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	2,200	2,316
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	12,965	12,983
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	1,280	1,404
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/31	2,000	2,176
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	10,000	11,047
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	2,185	2,293
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	3,010	3,147
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	10,000	10,011
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/34	1,840	2,000
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	5,000	5,062
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/35	1,225	1,351
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/36	1,300	1,422
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	4,000	4,025
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/37	1,700	1,722
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/37	1,400	1,410
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/38	2,000	2,007
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/39	3,550	3,502
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/40	2,950	2,871
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/41	4,195	4,042
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/41	1,300	1,252
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/43	1,195	1,133
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Project) PUT	0.950%	12/1/26	12,845	11,807
	Pennsylvania Economic Development Financing Authority Water Revenue	3.000%	4/1/39	10,000	8,423
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/25	5,070	5,180
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/28	830	876
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/28	1,330	1,337
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/29	1,500	1,609
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/30	2,250	2,444
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/31	1,000	1,086
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/31	1,125	1,144
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/32	1,000	1,024
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/32	8,390	8,444
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/33	9,875	9,964
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/35	4,500	4,575

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/36	4,000	4,009
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/38	9,950	10,607
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/39	5,640	5,991
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	2,040	2,147
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	1,510	1,588
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	950	1,060
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	6,500	6,579
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	5,000	5,051
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,245	1,260
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,265	1,287
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	2,220	2,240
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	1,800	1,814
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	1,225	1,216
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	1,585	1,549
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	500	532
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/29	100	107
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/29	1,750	1,873
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/29	500	539
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/30	1,750	1,880
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/30	1,500	1,620
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/31	2,200	2,370
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/31	2,110	2,273
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.550%	10/1/33	7,415	7,089
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/37	12,000	11,663
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	10/1/41	13,500	9,841
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.300%	10/1/41	2,440	2,399
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.125%	10/1/41	10,665	11,135
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/46	465	460
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/50	9,015	8,700
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/52	4,090	3,894
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	10/1/52	11,165	11,122
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/52	6,585	6,706
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/53	32,080	33,621
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	10/1/53	9,654	10,154
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/53	7,445	8,038
[8]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	4.150%	5/1/24	7,341	7,341
[8]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	4.150%	5/1/24	4,382	4,382
	Pennsylvania State University College & University Revenue	5.000%	9/1/28	5,040	5,224
	Pennsylvania State University College & University Revenue	5.000%	9/1/29	5,025	5,200
	Pennsylvania State University College & University Revenue	5.000%	9/1/30	1,800	1,863
	Pennsylvania State University College & University Revenue	5.000%	9/1/30	1,650	1,708
	Pennsylvania State University College & University Revenue	4.000%	9/1/35	1,690	1,705
	Pennsylvania State University College & University Revenue	5.000%	9/1/35	1,350	1,394
	Pennsylvania State University College & University Revenue	5.000%	9/1/35	4,400	4,647
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	11,910	12,081
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	37,930	38,475
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	2,070	2,100
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	10,250	10,458
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	35,485	36,607
[1]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	35,000	36,142
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	3,395	3,502
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	2,320	2,370
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	5,275	5,426
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	1,270	1,335
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	5,085	5,344
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	1,230	1,305
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	5,140	5,300
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	1,775	1,855
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	9,365	9,789
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	3,500	3,654
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	1,465	1,544
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	1,000	1,056
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	3,030	3,097
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	7,635	7,883
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/29	1,340	1,414
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/29	1,330	1,404
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/30	5,165	5,337

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	2,810	2,967
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	2,820	2,976
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	2,225	2,316
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	6,795	7,064
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/31	7,110	7,325
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	7,070	7,456
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	3,095	3,264
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	14,615	15,055
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	3,125	3,273
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	17,500	18,283
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	3,250	3,536
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	2,000	2,184
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	20,000	22,929
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/33	9,950	10,256
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	4,500	4,834
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	7,250	7,614
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	2,570	2,699
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	14,740	16,835
[1]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/34	8,160	8,627
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	2,600	2,727
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	1,250	1,382
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	1,340	1,348
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	8,305	9,454
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/35	22,500	23,133
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	2,215	2,319
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	30,420	31,445
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	1,250	1,309
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	3,000	3,151
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	1,250	1,374
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	6,695	7,565
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	1,500	1,584
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/36	25,790	26,392
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	3,970	4,143
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	4,000	4,072
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	15,075	16,203
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	1,350	1,476
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	2,000	2,241
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	6,295	6,544
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	12,640	13,503
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	6,375	6,638
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	2,320	2,519
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	2,000	2,117
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	1,100	1,212
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/39	2,650	2,708
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/39	5,800	5,888
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/39	2,000	2,001
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	5,000	5,416
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	1,370	1,505
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	6,750	6,816
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	2,000	1,973
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	1,000	1,012
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	1,425	1,546
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/41	2,000	2,012
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/41	6,415	6,454
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	1,750	1,928
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/42	1,000	813
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/42	2,540	2,460
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	2,725	2,619
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	2,200	2,186
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	1,500	1,562
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/44	3,000	2,858
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	1,000	1,049
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/26	1,475	1,536
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/27	1,850	1,918
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/38	2,930	2,952
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/39	5,000	5,002
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/41	4,395	4,297

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/24	6,425	6,438
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/25	2,525	2,569
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/26	1,750	1,806
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/28	1,000	1,012
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/29	1,500	1,543
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/30	2,000	2,083
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/31	3,500	3,646
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/32	6,820	7,095
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/33	5,000	5,201
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/34	2,875	2,989
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/34	2,000	2,192
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/35	1,595	1,656
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/36	770	797
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/36	2,500	2,726
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/37	1,400	1,444
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/39	3,675	3,949
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/40	3,860	4,125
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	5,920	5,947
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	15,155	15,309
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	6,885	7,012
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,670	3,732
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,345	1,368
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	5,000	5,077
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,495	2,533
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	6,000	6,083
[1]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,670	2,868
[1]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,000	1,067
[1]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	2,000	1,976
[8]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/28	420	429
	Philadelphia IDA Charter School Aid Revenue	4.000%	6/15/29	765	730
[8]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/29	220	225
[8]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/30	145	148
	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/32	340	344
	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/39	750	713
	Philadelphia IDA Charter School Aid Revenue	5.125%	6/15/42	750	720
[8]	Philadelphia IDA Charter School Aid Revenue (Discovery Charter School Inc.PA)	5.000%	4/15/32	910	913
	Philadelphia IDA Charter School Aid Revenue (Master Charter School Project)	5.000%	8/1/30	795	803
	Philadelphia IDA Charter School Aid Revenue (Master Charter School Project)	5.000%	8/1/40	620	596
	Philadelphia IDA College & University Revenue	5.000%	4/1/25	7,925	8,016
	Philadelphia IDA College & University Revenue	5.000%	4/1/26	12,860	13,018
	Philadelphia IDA College & University Revenue	5.000%	4/1/27	6,750	6,831
	Philadelphia IDA College & University Revenue	5.000%	4/1/28	3,525	3,564
	Philadelphia IDA College & University Revenue	5.000%	11/1/28	2,455	2,569
	Philadelphia IDA College & University Revenue	5.000%	4/1/29	2,500	2,525
	Philadelphia IDA College & University Revenue	5.000%	11/1/29	2,730	2,886
	Philadelphia IDA College & University Revenue	5.000%	11/1/30	4,275	4,549
	Philadelphia IDA College & University Revenue	5.000%	11/1/31	2,650	2,816
	Philadelphia IDA College & University Revenue	5.000%	11/1/32	2,850	3,028
	Philadelphia IDA College & University Revenue	5.000%	4/1/33	2,705	2,730
	Philadelphia IDA College & University Revenue	5.000%	11/1/33	5,250	5,581
	Philadelphia IDA College & University Revenue	5.000%	4/1/34	3,250	3,279
	Philadelphia IDA College & University Revenue	5.000%	4/1/35	7,135	7,196
	Philadelphia IDA College & University Revenue	4.000%	11/1/35	2,250	2,255
	Philadelphia IDA College & University Revenue	5.000%	4/1/36	1,145	1,153
	Philadelphia IDA College & University Revenue	4.000%	11/1/36	1,875	1,869
	Philadelphia IDA College & University Revenue	4.000%	11/1/39	8,160	7,741
	Philadelphia IDA College & University Revenue	4.000%	11/1/40	8,715	8,136
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/28	325	336
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/29	340	354
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/30	500	525
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.500%	9/1/37	1,185	1,293
	Philadelphia IDA Government Fund/Grant Revenue	5.000%	11/1/42	2,235	2,252
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,010	1,057
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,900	1,987
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	3,830	3,991
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,850	2,878
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	6,220	6,260

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	3,000	3,059
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	5,230	5,315
	Philadelphia IDA Intergovernmental Agreement Revenue	5.000%	5/1/32	1,250	1,330
	Philadelphia IDA Lease (Appropriation) Revenue	5.000%	12/1/26	5,025	5,139
	Philadelphia IDA Lease (Appropriation) Revenue	5.000%	12/1/31	630	640
	Philadelphia IDA Lease (Non-Terminable) Revenue	5.000%	10/1/28	5,480	5,836
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/30	1,165	1,286
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/34	10,375	11,351
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/35	2,450	2,497
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/35	1,455	1,483
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/36	1,265	1,276
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/37	9,000	9,055
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/38	9,160	9,126
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/39	2,000	1,975
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/40	5,000	4,895
	Philadelphia PA GO	5.000%	8/1/29	5,000	5,067
	Philadelphia PA GO	5.000%	8/1/34	2,640	2,759
	Philadelphia PA GO	5.000%	8/1/37	1,370	1,419
	Philadelphia PA GO	4.000%	5/1/38	7,045	7,074
	Philadelphia PA GO	4.000%	5/1/39	12,285	12,135
	Philadelphia PA GO	4.000%	5/1/40	12,800	12,504
	Philadelphia PA GO	4.000%	5/1/41	5,000	4,821
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	7/1/24	3,800	3,806
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/26	7,155	7,422
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/26	1,175	1,221
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/27	3,875	4,096
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/27	1,585	1,678
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/28	1,815	1,916
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/29	4,665	4,925
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/30	5,925	6,256
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/31	5,750	6,073
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/33	1,300	1,370
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	7/1/34	6,380	6,401
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/34	7,500	8,295
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	6/1/35	1,315	1,483
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/35	4,195	4,302
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/35	2,000	2,103
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/35	13,390	14,756
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	6/1/36	1,350	1,514
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/36	3,640	3,696
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/36	1,670	1,750
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/36	14,075	15,427
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/36	1,550	1,699
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/37	1,750	1,827
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/37	12,500	13,603
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/37	250	264
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/37	1,770	1,927
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/38	4,895	4,890
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/38	13,000	14,097
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/38	2,200	2,387
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	6/1/39	3,860	4,237
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/39	5,955	5,889
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/39	5,000	5,410
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/39	2,725	2,950
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	6/1/40	4,535	4,935
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/40	8,465	8,300
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/40	5,000	5,324
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/40	6,000	6,467
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/41	2,260	2,388
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/42	2,665	2,809
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/43	1,810	1,911
[1,6]	Philadelphia School District GO	5.000%	6/1/24	1,730	1,731
[2]	Philadelphia School District GO	5.000%	9/1/25	19,955	20,331
	Philadelphia School District GO	5.000%	9/1/26	2,295	2,329
	Philadelphia School District GO	5.000%	9/1/29	2,010	2,159
	Philadelphia School District GO	5.000%	9/1/30	3,225	3,467
	Philadelphia School District GO	5.000%	9/1/31	3,000	3,210

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philadelphia School District GO	5.000%	9/1/32	2,100	2,123
	Philadelphia School District GO	5.000%	9/1/32	4,425	4,748
	Philadelphia School District GO	5.000%	9/1/33	1,500	1,621
	Philadelphia School District GO	4.000%	9/1/36	2,960	2,996
	Philadelphia School District GO	5.000%	9/1/36	1,000	1,049
	Philadelphia School District GO	5.000%	9/1/37	1,000	1,044
	Philadelphia School District GO	4.000%	9/1/39	4,520	4,503
[1]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	4.000%	2/1/27	2,330	2,355
[1]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/28	1,005	1,065
[1]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/29	2,750	2,961
[1]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/30	6,615	7,253
	Pittsburgh PA GO	5.000%	9/1/41	375	409
	Pittsburgh PA GO	5.000%	9/1/43	525	566
[1]	Pittsburgh School District GO	4.000%	9/1/37	2,305	2,325
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/30	1,000	1,094
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/31	1,000	1,088
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/32	550	598
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/35	1,755	1,914
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/36	2,000	2,167
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/37	2,275	2,445
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/38	2,250	2,414
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/39	2,000	2,143
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/44	2,960	3,100
	Port Authority of Allegheny County Sales Tax Revenue	5.000%	3/1/29	13,685	14,770
[1]	Reading School District GO	5.000%	3/1/26	1,235	1,262
[1]	Reading School District GO	5.000%	3/1/36	1,250	1,294
[2]	Ridley School District GO	3.000%	11/15/38	3,820	3,331
[1]	River Valley PA School District GO	4.000%	3/15/29	1,470	1,506
[1]	River Valley PA School District GO	4.000%	3/15/30	1,610	1,659
[1]	River Valley PA School District GO	4.000%	3/15/31	1,670	1,727
[1]	River Valley PA School District GO	4.000%	3/15/32	1,740	1,800
[1]	River Valley PA School District GO	4.000%	3/15/34	1,880	1,934
[1]	River Valley PA School District GO	4.000%	3/15/35	1,955	2,011
	Rose Tree Media School District GO	5.000%	4/1/26	2,990	3,078
	Rose Tree Media School District GO	5.000%	4/1/27	1,830	1,877
	Rose Tree Media School District GO	5.000%	4/1/28	1,690	1,735
	Rose Tree Media School District GO	5.000%	4/1/29	700	719
	School District of Philadelphia GO	5.250%	9/1/36	1,000	1,124
	School District of Philadelphia GO	5.250%	9/1/37	2,000	2,252
	School District of Philadelphia GO	5.250%	9/1/38	1,400	1,567
	School District of Philadelphia GO	5.250%	9/1/39	5,000	5,565
	School District of Philadelphia GO	5.250%	9/1/39	2,170	2,415
	School District of Philadelphia GO	5.250%	9/1/40	11,665	12,922
	School District of Philadelphia GO	5.250%	9/1/40	2,285	2,531
	Scranton PA School District GO	5.000%	6/1/25	2,500	2,528
	Scranton PA School District GO	5.000%	12/1/30	1,640	1,757
	Scranton PA School District GO	5.000%	12/1/31	1,730	1,860
	Scranton PA School District GO	4.000%	12/1/41	1,750	1,698
	Scranton PA School District GO	4.125%	12/1/43	1,450	1,417
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/29	1,000	1,027
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/30	1,145	1,177
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/31	1,055	1,084
[19]	Shaler Area PA School District GO	0.000%	9/1/31	5,000	3,738
[19]	Shaler Area PA School District GO	0.000%	9/1/32	6,195	4,446
	Snyder County Higher Education Authority College & University Revenue	5.000%	1/1/25	1,030	1,036
	Snyder County Higher Education Authority College & University Revenue	5.000%	1/1/26	880	894
	St. Mary Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	2,000	2,109
[2]	State Public School Building Authority College & University Revenue	5.000%	10/1/34	790	866
[2]	State Public School Building Authority College & University Revenue	4.000%	10/1/39	1,000	966
[2]	State Public School Building Authority College & University Revenue	4.000%	10/1/40	1,000	944
[2]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/24	2,660	2,669
[2]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/25	2,880	2,906
[2]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/26	3,445	3,483

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/27	3,130	3,170
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/25	9,505	9,647
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/26	31,500	32,304
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/27	15,000	15,626
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	8,440	8,665
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/33	8,400	8,624
[1]	State Public School Building Authority Lease Revenue	5.000%	6/1/27	600	620
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/35	3,195	3,436
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/36	3,360	3,598
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/37	2,530	2,695
	Swarthmore Borough Authority College & University Revenue	4.000%	9/15/38	2,055	2,090
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/38	2,460	2,612
	Swarthmore Borough Authority College & University Revenue	4.000%	9/15/39	3,245	3,281
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/40	1,930	2,150
[1]	Trinity Area School District GO	4.000%	11/1/37	600	611
[1]	Trinity Area School District GO	4.000%	11/1/38	1,735	1,744
[1]	Trinity Area School District GO	4.000%	11/1/39	1,750	1,755
[1]	Trinity Area School District GO	4.000%	11/1/41	1,250	1,246
	Twin Valley School District GO	3.000%	4/1/28	1,000	977
	Twin Valley School District GO	3.000%	4/1/29	500	486
	Twin Valley School District GO	3.000%	4/1/30	1,150	1,113
	Twin Valley School District GO	3.000%	4/1/31	1,200	1,151
	Twin Valley School District GO	3.000%	4/1/32	1,100	1,044
	Twin Valley School District GO	3.000%	4/1/33	1,250	1,182
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	5.000%	2/15/29	12,620	13,701
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/28	1,375	1,329
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/38	5,945	5,689
[2]	Westmoreland County Municipal Authority Water Revenue	4.000%	8/15/34	5,000	5,067
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/26	650	639
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/27	675	655
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/28	700	670
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/29	1,460	1,375
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/30	1,520	1,408
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/31	1,580	1,439
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/41	8,860	6,929
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/24	230	229
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/25	230	228
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/26	345	342
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/27	330	336
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/28	400	410
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/29	700	720
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/30	550	566
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/37	1,400	1,260
	Wilkes-Barre Finance Authority College & University Revenue	4.000%	11/1/28	1,970	1,983
[2]	William Penn School District GO	4.000%	11/15/29	2,140	2,229
[2]	William Penn School District GO	3.000%	11/15/39	1,000	840
[2]	Woodland Hills School District GO	4.000%	9/1/36	1,290	1,303
[2]	Woodland Hills School District GO	4.000%	9/1/37	1,340	1,344
[2]	Woodland Hills School District GO	4.000%	9/1/38	1,395	1,406
[2]	Woodland Hills School District GO	4.000%	9/1/39	1,455	1,460
	York County PA IDA Industrial Revenue PUT	4.100%	4/3/28	4,405	4,419
					3,585,522
Puerto Rico (1.5%)
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	8,577	8,513
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	79,932	80,471
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	93,826	97,517
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	98,044	105,651
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	51,472	57,371
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	77,437	50,703
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	81,086	79,738
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	27,741	26,840
	Commonwealth of Puerto Rico GO	4.000%	7/1/37	6,815	6,512
	Commonwealth of Puerto Rico GO	4.000%	7/1/41	11,170	10,355
[8]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	6,455	6,536
[8]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	2,055	2,081
[8]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/28	8,600	8,957

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	5,150	5,403
[8]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	2,295	2,408
[8]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	27,115	28,658
[8]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	16,635	17,661
[8]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	16,550	17,696
[8]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/35	19,000	19,938
[8]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	750	783
[8]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	12,345	12,943
[8]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	4,500	4,185
[8]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	3,000	2,790
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Public Housing Project)	5.000%	12/1/27	4,735	4,939
	Puerto Rico Housing Finance Authority Local or Guaranteed Housing Revenue (Mirador Las Casas Project) PUT	5.000%	3/1/26	1,420	1,450
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	415	429
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	225	235
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	600	632
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	170	180
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	395	419
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	45	48
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	45	48
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	35	33
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	50	46
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	50	46
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	45	40
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	30	27
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	45	40
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Special Assessment Revenue(Hospital De Louisiana Concepcion Project), Prere.	3.550%	11/15/26	4,450	4,428
[1,5]	Puerto Rico Public Finance Corp. Miscellaneous Revenue, ETM	6.000%	8/1/26	1,000	1,053
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	46,632	41,293
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	45,758	37,484
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	28,416	21,401
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	28,305	19,514
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	252,735	246,661
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	20,408	19,917
					1,054,073
Rhode Island (0.3%)
	Narragansett Bay Commission Sewer Revenue, Prere.	5.000%	2/1/25	11,000	11,113
[1]	Providence Public Building Authority Lease (Appropriation) Revenue	5.000%	9/15/36	5,000	5,283
[1]	Providence Public Building Authority Lease (Appropriation) Revenue	5.000%	9/15/37	3,000	3,150
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue	5.000%	7/1/28	515	528
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue	5.000%	7/1/32	650	665
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue	5.000%	7/1/35	1,575	1,611
	Rhode Island GO	3.000%	5/1/32	8,170	7,808
	Rhode Island GO	3.000%	5/1/33	8,420	7,980
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/27	2,000	2,060
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/30	380	419
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/31	400	444
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	8/15/33	450	484
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/33	440	488
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/34	100	111
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/34	465	514
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/35	500	551
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/1/37	4,340	4,982
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/37	675	684

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/38	400	431
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/39	770	825
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/40	805	807
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/41	590	588
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	2,370	2,370
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	4,500	4,533
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	5,000	4,971
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	2,000	2,035
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	5,000	4,950
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	3,000	2,903
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/34	10,000	11,074
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	5/15/36	1,000	939
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	1,950	2,138
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/39	1,900	2,030
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/40	1,000	1,061
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/42	1,215	1,277
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/44	1,000	1,044
[2]	Rhode Island Health and Educational Building Corp. Intergovernmental Agreement Revenue	4.000%	5/15/35	3,000	3,135
[2]	Rhode Island Health and Educational Building Corp. Intergovernmental Agreement Revenue	4.000%	5/15/37	3,480	3,580
	Rhode Island Health and Educational Building Corp. Intergovernmental Agreement Revenue	3.000%	5/15/39	1,090	909
[2]	Rhode Island Health and Educational Building Corp. Intergovernmental Agreement Revenue	4.000%	5/15/39	5,000	5,060
[2]	Rhode Island Health and Educational Building Corp. Intergovernmental Agreement Revenue	4.000%	5/15/41	2,500	2,490
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/33	2,125	2,204
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/34	3,355	3,478
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/35	2,685	2,777
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/36	2,870	2,949
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/38	5,500	5,535
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/39	8,430	8,426
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/40	1,230	1,215
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/41	3,000	2,945
	Rhode Island Health and Educational Building Corp. Private Schools Revenue (St. Georges School Project)	4.000%	10/1/39	1,375	1,374
	Rhode Island Health and Educational Building Corp. Private Schools Revenue (St. Georges School Project)	4.000%	10/1/40	1,435	1,410
	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	4.000%	10/1/48	1,800	1,779
	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.750%	10/1/49	2,405	2,366
	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/50	11,730	11,298
	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/51	5,910	5,664
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	4.500%	6/1/45	10,040	9,932
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/50	7,500	7,515
					178,892
South Carolina (1.3%)
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/34	1,000	1,087
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/35	750	814
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/36	1,140	1,231
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/37	905	971
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/38	800	854
	Charleston County Airport District Port, Airport & Marina Revenue, Prere.	5.000%	7/1/29	620	676
	Charleston County Airport District Port, Airport & Marina Revenue, Prere.	5.000%	7/1/29	1,200	1,309
	Charleston County SC GO	5.000%	11/1/25	7,660	7,844
	Charleston County SC GO	4.000%	11/1/34	7,410	7,563
	Charleston SC Hospitality Tax Miscellaneous Taxes Revenue	5.000%	9/1/29	675	737
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/30	1,000	1,016
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/31	1,060	1,077
	Columbia SC Waterworks & Sewer System Water Revenue	5.000%	2/1/32	1,450	1,581
	Dorchester County SC Special Assessment Revenue	4.500%	10/1/33	415	408
	Florence County SC Health, Hospital, Nursing Home Revenue (McLeod Regional Medical Center Project)	5.000%	11/1/29	3,520	3,541
	Florence County SC Intergovernmental Agreement Revenue	5.000%	6/1/28	5,000	5,353
	Florence SC Combined Waterworks & Sewerage System Water Revenue	3.000%	9/1/33	4,120	3,869
	Fort Mill School District No. 4 GO	3.125%	3/1/33	5,155	4,946
	Greenville County SC Miscellaneous Revenue	4.000%	4/1/34	650	679
	Greenville County SC Miscellaneous Revenue	4.000%	4/1/35	650	675
	Greenville County SC Miscellaneous Revenue	4.000%	4/1/36	600	618
	Greenville County SC Miscellaneous Revenue	4.000%	4/1/37	600	611
	Greenville County SC Miscellaneous Revenue	4.000%	4/1/39	750	752
	Greenville County SC Miscellaneous Revenue	3.000%	4/1/40	1,000	836
	Greenville SC Housing Authority Local or Guaranteed Housing Revenue (Cherokee Landing Apartments Project)	4.910%	7/1/43	2,400	2,347
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	850	931

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	3,190	3,470
Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	1,140	1,239
Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	920	944
Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	5,010	5,080
Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	940	961
Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	4,030	4,069
Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	155	157
Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/41	6,830	6,572
Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/42	6,425	6,207
Kershaw County Public Schools Foundation Lease (Appropriation) Revenue	5.000%	12/1/24	1,180	1,188
Kershaw County Public Schools Foundation Lease (Appropriation) Revenue	5.000%	12/1/25	1,105	1,126
Kershaw County SC School District GO	5.000%	3/1/29	8,210	8,675
Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/31	800	891
Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/32	1,000	1,113
Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/33	1,100	1,224
Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/34	1,125	1,251
Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/35	650	721
Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/36	875	965
Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/37	1,175	1,286
Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/39	1,100	1,192
Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/41	1,100	1,177
Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/42	1,685	1,798
Lancaster County SC School District GO	4.000%	3/1/30	4,860	4,938
Lancaster County SC School District GO	4.000%	3/1/31	7,190	7,308
Lancaster County SC School District GO	4.000%	3/1/32	6,135	6,235
Lancaster County SC School District GO	4.000%	3/1/33	5,800	5,893
Lancaster County SC School District GO	4.000%	3/1/34	6,040	6,136
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,090	1,123
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,250	1,308
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	5,145	5,384
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,640	1,719
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/31	1,525	1,551
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/32	2,250	2,286
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	3,000	3,070
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/36	5,065	5,172
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/37	11,305	11,515
Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/26	1,000	1,001
Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/30	1,000	1,001
Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/33	2,750	2,753
Myrtle Beach SC Hotel Occupancy Tax Revenue	4.500%	6/1/34	2,500	2,501
Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/36	4,000	4,003
Newberry Investing in Children's Education Intergovernmental Agreement Revenue	5.000%	12/1/26	4,000	4,025
Newberry Investing in Children's Education Intergovernmental Agreement Revenue	5.000%	12/1/29	3,390	3,412
Newberry Investing in Children's Education Intergovernmental Agreement Revenue	5.000%	12/1/30	5,210	5,244
Orangeburg County School District Special Obligation Revenue	5.000%	6/1/33	1,465	1,575
Orangeburg County School District Special Obligation Revenue	5.000%	6/1/34	1,785	1,916
Orangeburg County School District Special Obligation Revenue	5.000%	6/1/35	2,040	2,181
Orangeburg County School District Special Obligation Revenue	5.000%	6/1/36	2,320	2,461
Orangeburg County School District Special Obligation Revenue	5.000%	6/1/37	2,620	2,763
Orangeburg County School District Special Obligation Revenue	5.000%	6/1/38	2,790	2,930
Orangeburg County School District Special Obligation Revenue	5.000%	6/1/39	2,285	2,394
Orangeburg County School District Special Obligation Revenue	5.000%	6/1/40	3,450	3,595
Orangeburg County School District Special Obligation Revenue	5.000%	6/1/41	1,810	1,884
Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	3/1/31	79,240	84,531
Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	8/1/31	20,175	21,218
Patriots Energy Group Natural Gas Revenue	5.000%	6/1/28	500	528
Patriots Energy Group Natural Gas Revenue	5.000%	6/1/29	500	535
Patriots Energy Group Natural Gas Revenue	5.000%	6/1/30	500	541
Patriots Energy Group Natural Gas Revenue	5.000%	6/1/31	250	272
Patriots Energy Group Natural Gas Revenue	5.000%	6/1/32	500	544
Patriots Energy Group Natural Gas Revenue	5.000%	6/1/33	810	880
Patriots Energy Group Natural Gas Revenue	5.000%	6/1/34	1,000	1,080
Patriots Energy Group Natural Gas Revenue	4.000%	6/1/35	725	739
Patriots Energy Group Natural Gas Revenue	2.000%	6/1/37	500	361
Patriots Energy Group Natural Gas Revenue	4.000%	6/1/38	600	598
Patriots Energy Group Natural Gas Revenue	4.000%	6/1/39	575	565
Patriots Energy Group Natural Gas Revenue	4.000%	6/1/40	600	585

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/25	3,000	3,020
[5,13]	Piedmont Municipal Power Agency Electric Power & Light Revenue	0.000%	1/1/31	5,560	4,246
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/31	2,500	2,570
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/32	4,120	4,235
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/33	4,695	4,767
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/33	33,795	34,355
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/34	14,000	14,210
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/34	5,000	5,075
	Richland County SC School District No. 2 GO	3.000%	3/1/33	1,000	948
	Rock Hill SC Combined Utility System Water Revenue	4.000%	1/1/43	1,570	1,488
	SCAGO Educational Facilities Corp. for Pickens School District Intergovernmental Agreement Revenue	5.000%	12/1/26	2,000	2,028
	SCAGO Educational Facilities Corp. for Pickens School District Intergovernmental Agreement Revenue	5.000%	12/1/27	2,500	2,534
	Scago Public Facilities Corp. for Georgetown County Intergovernmental Agreement Revenue (Georgetown County Project)	5.000%	6/1/36	975	1,076
	Scago Public Facilities Corp. for Georgetown County Intergovernmental Agreement Revenue (Georgetown County Project)	5.000%	6/1/37	1,035	1,132
	Scago Public Facilities Corp. for Georgetown County Intergovernmental Agreement Revenue (Georgetown County Project)	5.000%	6/1/38	1,115	1,211
	Scago Public Facilities Corp. for Georgetown County Intergovernmental Agreement Revenue (Georgetown County Project)	5.000%	6/1/39	1,125	1,214
	Scago Public Facilities Corp. for Georgetown County Intergovernmental Agreement Revenue (Georgetown County Project)	5.000%	6/1/40	1,000	1,073
	South Carolina Housing Finance And Development Authority Multifamily Tax-Exempt Mortgage-Backed Securities	4.800%	7/1/45	4,000	3,893
[8]	South Carolina Jobs-Economic Development Authority Charter School Aid Revenue (Green Charter Schools Project)	4.000%	6/1/36	6,250	5,285
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	11,180	11,594
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	7,000	7,373
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	700	742
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/15/28	4,000	4,017
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	960	1,011
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	870	917
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/31	1,100	1,155
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	500	527
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	7,500	8,331
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/37	18,500	19,096
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	9,835	10,742
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/27	3,725	3,804
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/28	2,715	2,773
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/29	2,185	2,232
[8,9]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.840%	5/7/24	9,655	9,655
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/28	595	631
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/29	475	511
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/30	940	1,026
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/31	1,850	2,020
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/31	1,390	1,535
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/31	10,000	11,041
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/32	3,675	4,011
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/32	11,500	12,760
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/33	1,025	1,038
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/33	19,605	19,884
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/33	12,505	13,822
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/34	2,100	2,124
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/34	14,045	14,228
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/34	9,300	10,267
	South Carolina Public Service Authority Electric Power & Light Revenue	5.250%	12/1/34	4,000	4,512
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/35	500	502
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/35	2,700	2,718
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/35	3,330	3,635
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/35	12,080	13,250
	South Carolina Public Service Authority Electric Power & Light Revenue	5.250%	12/1/35	5,500	6,162
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/36	3,625	3,618
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/36	3,525	3,818
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/36	5,785	6,294
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/37	5,750	5,682

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/37	22,650	22,384
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/37	4,560	4,891
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/38	3,655	3,597
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/38	27,915	27,471
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/39	8,020	7,875
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/39	12,825	13,650
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/40	12,385	12,092
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/40	14,435	14,094
	South Carolina Public Service Authority Electric Power & Light Revenue	3.000%	12/1/41	9,900	7,361
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/41	3,510	3,398
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/42	6,250	6,002
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/42	2,590	2,487
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/43	15,000	15,533
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/25	5,975	5,996
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/26	5,500	5,505
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/27	4,900	4,907
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/28	15,365	15,391
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/30	3,850	3,937
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/32	1,340	1,370
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	400	409
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/35	3,265	3,348
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.000%	7/1/40	1,775	1,453
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	2.250%	7/1/46	375	242
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.750%	1/1/50	1,010	994
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.000%	1/1/52	875	842
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.250%	1/1/52	4,270	4,152
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/52	13,465	13,845
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	12/1/26	3,056	3,117
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/31	13,970	15,034
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/32	20,000	21,518
	Spartanburg County School District No. 5 GO	4.000%	3/1/41	5,260	5,260
	Spartanburg County School District No. 5 GO	4.000%	3/1/43	2,000	1,973
	Spartanburg County School District No. 5 GO	4.000%	3/1/44	3,010	2,968
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	2,300	2,432
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	1,625	1,745
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/30	2,105	2,294
[1]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/31	285	309
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/31	4,490	4,956
[1]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/32	500	542
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/32	2,685	2,998
[1]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/33	500	541
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/33	2,640	2,936
[1]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/35	535	579
[1]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/36	500	507
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/37	2,000	1,943
[1]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/38	1,050	1,039
[1]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/40	1,500	1,456
[2]	Sumter Two School Facilities Inc. Intergovernmental Agreement Revenue (Sumter School District Project)	5.000%	12/1/24	1,000	1,005
[2]	Sumter Two School Facilities Inc. Intergovernmental Agreement Revenue (Sumter School District Project)	5.000%	12/1/25	1,440	1,467
	York County School District No. 1 GO, Prere.	4.000%	3/1/25	2,805	2,813
					931,962
South Dakota (0.1%)
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	650	653
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,265	1,271
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	675	678
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,275	1,282
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	4,235	4,435
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,825	1,835
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,000	1,025
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,735	1,819
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,415	1,423
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	4,905	5,127
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	3,000	3,129
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,815	1,901
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	3,640	3,789
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/34	11,985	12,094
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	8,250	8,289

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,855	2,981
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/35	1,685	1,706
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	2,540	2,542
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health Project)	4.000%	11/1/34	26,000	26,007
South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	11/1/51	2,635	2,538
South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	11/1/52	7,545	7,249
South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	5/1/54	2,965	3,127
				94,900
Tennessee (1.2%)
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	2,500	2,605
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	3,185	3,417
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	3,045	3,267
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	2,205	2,365
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	1,000	1,072
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	1,000	990
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	740	786
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,000	965
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	1,005	1,052
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	760	793
Chattanooga TN Electric Power & Light Revenue	5.000%	9/1/28	2,315	2,359
Chattanooga TN Electric Power & Light Revenue	5.000%	9/1/42	13,220	14,330
Chattanooga TN Electric Power & Light Revenue	5.000%	9/1/43	13,900	15,011
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	1,445	1,449
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,485	1,489
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	2,400	2,408
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	5,325	5,342
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	5,615	5,633
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	6,520	6,538
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	6,440	6,458
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	3,865	3,875
Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,315	2,366
Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,850	1,946
Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,540	1,613
Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,360	1,425
Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	670	687
Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	950	996
Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/31	5,700	5,765
Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	2,600	2,723
Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/32	8,520	8,616
Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/33	8,970	9,070
Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	2,035	2,082
Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/34	7,505	7,589
Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	950	970
Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	2,335	2,390
Jackson TN Health, Hospital, Nursing Home Revenue, ETM	5.000%	4/1/28	30	32
Kingsport TN GO	4.000%	3/1/44	1,245	1,228
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,015	1,064
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	4,290	4,382
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	200	204
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	6,135	6,378
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/35	5,360	5,518
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	4,000	4,113
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/37	6,435	6,551
Knox County TN GO	3.000%	6/1/36	3,530	3,240
Knox County TN GO	3.000%	6/1/39	3,675	3,147
Knoxville TN Electric System Electric Power & Light Revenue	5.000%	7/1/44	2,235	2,430
Knoxville TN GO	3.000%	5/1/37	3,175	2,851
Knoxville TN GO	3.000%	5/1/40	3,470	2,927
Maury County TN GO	5.000%	4/1/29	1,275	1,313
Memphis TN Gas Natural Gas Revenue	4.000%	12/1/33	1,030	1,051
Memphis TN GO	4.000%	5/1/40	5,280	5,280
Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/34	2,060	2,078
Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/35	1,000	1,115
Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/36	930	933
Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/36	1,420	1,573
Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/37	2,435	2,409
Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/39	2,560	2,785

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/40	2,120	2,295
	Memphis TN Water Revenue	4.000%	12/1/33	1,000	1,022
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	1,600	1,766
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	1,675	1,844
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	1,765	1,937
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	1,850	2,025
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,445	1,581
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/36	1,000	1,009
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/39	1,000	988
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/29	1,000	1,070
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/29	250	253
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/36	500	551
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/37	500	545
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/38	400	432
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/43	2,000	2,112
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/29	405	392
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/30	520	501
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/41	7,790	6,641
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	7,575	8,033
	Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	10,000	11,250
	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/28	700	750
[1]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/29	1,305	1,417
[1]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/29	665	720
	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/29	1,000	1,089
[1]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/30	1,735	1,912
	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/30	1,000	1,104
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/26	1,090	1,127
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/26	2,500	2,586
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/27	1,000	1,056
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/27	3,000	3,167
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/28	1,075	1,132
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/28	1,000	1,076
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/28	3,000	3,227
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/29	1,000	1,051
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/29	1,000	1,051
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/30	1,210	1,274
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/30	1,250	1,316
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/31	1,040	1,095
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/31	750	789
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/32	645	679
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/33	1,000	1,052
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/34	1,200	1,262
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/36	1,250	1,310
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/37	1,055	1,102
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/37	1,000	1,147
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/38	1,000	1,137
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/40	1,650	1,846
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/42	2,250	2,491
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/43	3,000	3,303
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/44	1,250	1,372
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/32	8,830	8,989
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/35	14,305	15,134

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/39	6,365	6,428
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/42	7,580	7,483
	Metropolitan Government of Nashville & Davidson County TN GO, Prere.	5.000%	7/1/25	3,750	3,815
	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Water Revenue	3.000%	7/1/40	1,095	930
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,645	1,800
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	350	398
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,500	1,638
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	600	680
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	1,700	1,846
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/37	4,170	4,495
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	2,200	2,354
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	300	332
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	2,485	2,650
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	600	659
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/41	1,100	1,197
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	1,355	1,469
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/32	3,490	2,529
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/33	1,450	1,004
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/34	2,600	1,715
[11]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/26	0.000%	4/1/29	1,400	1,272
[11]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/26	0.000%	4/1/30	2,250	2,041
[11]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/26	0.000%	4/1/31	1,000	905
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,365	1,379
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	1,490	1,545
	Shelby County TN GO	5.000%	3/1/26	1,165	1,166
	Shelby County TN GO	3.125%	4/1/32	6,145	5,912
	Shelby County TN GO	4.000%	4/1/33	6,055	6,257
	Shelby County TN GO	4.000%	4/1/35	7,200	7,400
	Tennergy Corp. Natural Gas Revenue PUT	5.000%	10/1/24	118,555	119,034
	Tennergy Corp. Natural Gas Revenue PUT	4.000%	9/1/28	61,500	60,985
	Tennergy Corp. Natural Gas Revenue PUT	5.500%	12/1/30	49,365	51,884
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/24	5,915	5,930
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/25	5,815	5,807
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/26	2,240	2,274
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	22,600	22,842
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/28	80,430	82,857
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	18,285	18,282
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	5.000%	11/1/31	8,575	9,011
	Tennessee GO	5.000%	9/1/36	5,005	5,291
	Tennessee GO	5.000%	9/1/37	5,005	5,270
	Tennessee GO, Prere.	5.000%	9/1/24	1,850	1,857
	Tennessee GO, Prere.	5.000%	9/1/24	1,180	1,185
	Tennessee GO, Prere.	5.000%	9/1/24	1,150	1,154
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	5,270	5,178
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.500%	1/1/54	18,690	19,535
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.750%	1/1/54	4,160	4,393
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue (Residential Finance Program)	3.000%	1/1/51	4,100	3,960
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/32	3,860	4,227
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/37	3,570	3,839
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/39	5,480	5,839
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/24	2,055	2,068
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/24	2,305	2,319
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/24	1,555	1,565
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/24	1,400	1,409
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/24	1,500	1,509

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/24	1,150	1,157
	Tennessee State School Bond Authority Intergovernmental Agreement Revenue	5.000%	11/1/47	8,100	8,710
	Williamson County Industrial Development Board Local or Guaranteed Housing Revenue PUT	5.000%	5/1/27	2,040	2,087
	Williamson County TX GO	3.000%	4/1/36	4,945	4,554
	Williamson County TX GO	3.000%	4/1/37	5,090	4,580
	Williamson County TX GO	3.000%	4/1/37	3,375	3,037
	Williamson County TX GO	3.000%	4/1/38	5,245	4,600
	Williamson County TX GO	3.000%	4/1/38	3,475	3,048
	Williamson County TX GO	3.000%	4/1/39	5,400	4,629
					864,259
Texas (11.7%)
	Abilene TX GO	4.000%	2/15/43	1,370	1,333
	Alamo Community College District GO	5.000%	2/15/27	4,000	4,192
	Alamo Community College District GO	5.000%	2/15/28	4,000	4,270
	Alamo Community College District GO	5.000%	2/15/29	3,140	3,408
	Alamo Community College District GO	5.000%	2/15/30	3,890	4,290
	Alamo Community College District GO	5.000%	8/15/37	3,000	3,123
[20]	Alamo Heights Independent School District GO	4.000%	2/1/30	835	850
[20]	Alamo Heights Independent School District GO	4.000%	2/1/31	810	824
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/26	2,670	2,717
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/27	1,500	1,529
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/29	3,090	3,153
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/31	3,055	3,117
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/33	3,755	3,826
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/34	3,945	4,017
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/35	4,140	4,212
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/36	4,350	4,422
[20]	Aldine Independent School District GO	5.000%	2/15/28	1,945	1,963
[20]	Aldine Independent School District GO	5.000%	2/15/28	8,000	8,076
[20]	Aldine Independent School District GO	5.000%	2/15/37	1,065	1,123
[20]	Aldine Independent School District GO	5.000%	2/15/40	2,000	2,221
[20]	Aldine Independent School District GO	5.000%	2/15/41	3,200	3,534
[20]	Aldine Independent School District GO	5.000%	2/15/42	4,085	4,485
[20]	Aldine Independent School District GO	5.000%	2/15/43	3,255	3,554
[20]	Aldine Independent School District GO	5.000%	2/15/44	4,125	4,490
[20]	Aledo Independent School District GO	5.000%	2/15/39	1,270	1,394
[20]	Aledo Independent School District GO	5.000%	2/15/40	1,070	1,168
[20]	Aledo Independent School District GO	5.000%	2/15/41	2,000	2,172
[20]	Aledo Independent School District GO	5.000%	2/15/42	1,000	1,082
[20]	Aledo Independent School District GO	5.000%	2/15/43	2,400	2,586
[20]	Alief Independent School District GO	5.000%	2/15/26	2,635	2,709
[20]	Alief Independent School District GO	4.000%	2/15/29	2,780	2,794
[20]	Allen Independent School District GO	5.000%	2/15/31	1,070	1,103
[20]	Allen Independent School District GO	5.000%	2/15/32	1,000	1,030
[20]	Alvin TX Independent School District GO	5.000%	2/15/29	5,435	5,587
[20]	Alvin TX Independent School District GO	5.000%	2/15/31	1,000	1,122
[20]	Alvin TX Independent School District GO	5.000%	2/15/32	1,000	1,138
[20]	Alvin TX Independent School District GO	5.000%	2/15/33	1,000	1,152
[20]	Amarillo Independent School District GO	5.000%	2/1/43	10,590	10,962
[1]	Amarillo TX Waterworks & Sewer System Water Revenue	5.000%	2/1/30	1,205	1,322
	Amarillo TX Waterworks & Sewer System Water Revenue	4.000%	4/1/41	3,010	2,983
	Amarillo TX Waterworks & Sewer System Water Revenue	4.000%	4/1/42	3,130	3,083
	Amarillo TX Waterworks & Sewer System Water Revenue	4.000%	4/1/43	2,810	2,745
[20]	Andrews Independent School District GO	5.000%	2/15/29	1,080	1,166
[20]	Angleton Independent School District GO	3.000%	2/15/36	1,345	1,241
	Anna TX GO	4.250%	2/15/47	1,900	1,858
[8]	Anna TX Special Assessment Revenue	7.000%	9/15/42	4,248	4,284
[20]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/27	240	251
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/27	410	415
[20]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/28	300	319
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/28	75	76
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/29	80	78
[20]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/29	235	253
[20]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/30	500	509
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/30	85	82
[20]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/31	515	524

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/31	90	86
[20]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/32	310	316
[20]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/33	380	387
[20]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/34	330	336
[20]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/35	1,600	1,626
[20]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/36	375	379
[20]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/36	1,250	1,264
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/36	170	154
[20]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/37	1,100	1,106
[20]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/37	1,500	1,508
[20]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/38	900	901
[20]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/38	1,875	1,878
[20]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/39	470	470
[20]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/39	1,625	1,624
[8]	Arlington Higher Education Finance Corp. Charter School Aid Revenue PUT	4.500%	6/15/26	1,250	1,248
[20]	Arlington TX Independent School District GO	5.000%	2/15/27	1,000	1,026
[20]	Arlington TX Independent School District GO	5.000%	2/15/29	1,560	1,601
[20]	Arlington TX Independent School District GO	4.000%	2/15/39	1,100	1,116
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/27	1,345	1,395
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/28	750	790
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/29	1,000	1,056
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/30	1,000	1,058
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/31	1,565	1,654
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/33	1,700	1,792
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/34	3,000	3,158
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/35	3,300	3,482
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/35	3,235	3,398
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/36	4,595	4,835
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/36	3,850	4,033
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/37	2,800	2,934
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/37	4,000	4,171
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/38	5,035	5,247
	Arlington TX Water & Wastewater System Water Revenue	2.000%	6/1/39	2,170	1,495
	Arlington TX Water & Wastewater System Water Revenue	2.000%	6/1/41	4,400	2,850
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/28	800	855
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/29	800	866
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/30	2,350	2,569
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/32	2,700	2,951
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/34	4,065	4,419
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/35	1,500	1,620
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/36	4,280	4,584
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/37	1,600	1,699
[20]	Aubrey Independent School District GO	5.000%	2/15/39	5,055	5,491
[8]	Aubrey TX Special Assessment Revenue	5.000%	9/1/30	414	415
[2]	Aubrey TX Special Assessment Revenue	5.000%	9/1/37	1,230	1,341
[2]	Aubrey TX Special Assessment Revenue	5.000%	9/1/40	1,000	1,070
[8]	Aubrey TX Special Assessment Revenue	5.875%	9/1/43	1,008	1,011
[2]	Aubrey TX Special Assessment Revenue	5.000%	9/1/45	1,224	1,295
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/24	1,015	1,018
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/25	1,535	1,561
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/26	1,035	1,051
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/28	1,750	1,781
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/25	700	699
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/26	850	850
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/27	2,030	2,037
	Austin Independent School District GO	5.000%	8/1/29	1,250	1,370
[20]	Austin Independent School District GO	5.000%	8/1/32	2,000	2,129
[20]	Austin Independent School District GO	5.000%	8/1/36	5,980	6,930
	Austin Independent School District GO	5.000%	8/1/37	3,285	3,704
	Austin Independent School District GO	5.000%	8/1/38	3,250	3,635
	Austin Independent School District GO	5.000%	8/1/39	3,000	3,336
[20]	Austin Independent School District GO	5.000%	8/1/40	6,460	7,110
[20]	Austin Independent School District GO	5.000%	8/1/41	12,235	13,403
[20]	Austin Independent School District GO	5.000%	8/1/42	10,190	11,107
[20]	Austin Independent School District GO	4.000%	8/1/43	14,460	14,373
[20]	Austin Independent School District GO	4.000%	8/1/44	12,390	12,193
[20]	Austin Independent School District GO, Prere.	5.000%	8/1/24	1,225	1,228

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/33	2,035	2,103
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/34	2,200	2,273
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/37	4,500	4,615
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/41	1,000	1,017
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/32	1,690	1,857
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/33	6,035	6,252
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/33	1,540	1,690
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/34	3,935	4,071
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/34	1,575	1,726
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/35	3,025	3,123
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/35	2,040	2,227
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/36	2,060	2,236
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/37	3,010	3,246
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/38	3,520	3,777
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/39	4,750	5,096
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/43	1,000	1,085
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/44	4,375	4,605
	Austin TX GO	5.000%	9/1/29	2,855	2,867
	Austin TX GO	5.000%	9/1/30	1,240	1,245
	Austin TX GO	5.000%	9/1/33	4,315	4,330
[8]	Austin TX Housing Finance Corp. Multi Family Housing Local or Guaranteed Housing Revenue TOB VRDO	4.150%	5/1/24	35,835	35,835
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/33	11,410	11,418
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/33	3,250	3,746
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/34	12,075	12,083
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/34	5,615	5,835
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/34	3,415	3,931
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/35	3,590	4,114
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/36	1,655	1,683
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/36	6,550	7,434
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/36	2,050	2,160
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/37	7,900	8,147
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/37	7,940	8,928
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/37	1,675	1,832
	Austin TX Water & Wastewater System Water Revenue	4.000%	11/15/38	2,250	2,299
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/38	3,170	3,535
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/39	4,875	5,418
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/39	2,000	2,170
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/40	4,000	4,406
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/41	4,000	4,377
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/42	5,195	5,655
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/43	3,775	4,082
[20]	Barbers Hill Independent School District GO	5.000%	2/15/36	7,060	7,935
[20]	Barbers Hill Independent School District GO	4.000%	2/15/41	10,000	10,083
[20]	Bastrop Independent School District GO	4.000%	2/15/33	1,575	1,638
[20]	Bastrop Independent School District GO	5.000%	2/15/40	4,105	4,511
[20]	Bastrop Independent School District GO	5.000%	2/15/41	5,240	5,728
[20]	Bastrop Independent School District GO	5.000%	2/15/43	4,045	4,386
[20]	Bastrop Independent School District GO	5.000%	2/15/44	4,560	4,928
[20]	Beaumont Independent School District GO	3.000%	2/15/35	2,000	1,836
	Bell County TX GO	3.000%	2/15/37	1,255	1,104
	Bell County TX GO	3.000%	2/15/39	2,000	1,689
	Bell County TX GO	3.000%	2/15/40	2,250	1,859
	Bell County TX GO	3.000%	2/15/41	2,000	1,629
[2]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/36	780	872
[2]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/37	800	885
[20]	Belton Independent School District GO	5.000%	2/15/36	740	817
[20]	Belton Independent School District GO	4.000%	2/15/37	570	580
[20]	Belton Independent School District GO	4.000%	2/15/38	875	883
[20]	Belton Independent School District GO	4.000%	2/15/39	910	915
	Bexar County Hospital District GO	5.000%	2/15/25	1,730	1,747
	Bexar County Hospital District GO	5.000%	2/15/26	2,220	2,278
	Bexar County Hospital District GO	5.000%	2/15/31	1,895	1,911
	Bexar County Hospital District GO	5.000%	2/15/32	2,750	2,772
	Bexar County Hospital District GO	5.000%	2/15/37	500	551
	Bexar County Hospital District GO	5.000%	2/15/38	500	546
	Bexar County Hospital District GO	5.000%	2/15/39	865	939
	Bexar County Hospital District GO	5.000%	2/15/40	1,250	1,349

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bexar County Hospital District GO	5.000%	2/15/41	2,000	2,151
	Bexar County Hospital District GO	5.000%	2/15/42	1,500	1,606
	Bexar County Hospital District GO	5.000%	2/15/43	1,500	1,598
	Bexar County TX GO	5.000%	6/15/27	5,000	5,164
	Bexar County TX GO	5.000%	6/15/28	4,370	4,515
	Bexar County TX GO	4.000%	6/15/34	2,000	2,016
	Bexar County TX GO	4.000%	6/15/34	1,260	1,277
	Bexar County TX GO	4.000%	6/15/35	3,565	3,607
	Bexar County TX GO	5.000%	6/15/36	3,550	3,702
	Bexar County TX GO	4.000%	6/15/37	3,315	3,318
	Bexar County TX GO	4.000%	6/15/38	2,860	2,832
	Bexar County TX GO	3.000%	6/15/39	1,550	1,344
	Bexar County TX GO	5.000%	6/15/41	2,105	2,314
	Bexar County TX GO	5.000%	6/15/42	5,325	5,825
	Bexar County TX GO	5.000%	6/15/43	4,805	5,225
[20]	Birdville Independent School District GO	5.000%	2/15/42	2,400	2,619
[20]	Birdville Independent School District GO	5.000%	2/15/44	2,000	2,160
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/33	10,495	11,465
	Board of Regents of the University of Texas System College & University Revenue	2.000%	8/15/36	13,850	10,555
[20]	Bridge City Independent School District GO	5.000%	2/15/39	1,870	2,027
[20]	Bridge City Independent School District GO	4.000%	2/15/41	1,220	1,209
[20]	Brock TX Independent School District GO	5.000%	8/15/37	1,000	1,107
[20]	Brock TX Independent School District GO	5.000%	8/15/40	1,500	1,633
[20]	Brock TX Independent School District GO	5.000%	8/15/41	2,000	2,169
[20]	Brock TX Independent School District GO	5.000%	8/15/42	1,880	2,031
[20]	Brock TX Independent School District GO	5.000%	8/15/43	2,000	2,152
[20]	Brownwood Independent School District GO	5.000%	2/15/30	800	884
[20]	Brownwood Independent School District GO	5.000%	2/15/40	4,325	4,711
[20]	Brownwood Independent School District GO	5.000%	2/15/41	4,625	5,007
[20]	Brownwood Independent School District GO	4.000%	2/15/43	4,590	4,514
[20]	Bullard Independent School District GO	4.000%	2/15/43	1,500	1,475
[20]	Caddo Mills Independent School District GO	5.000%	2/15/37	1,000	1,105
[20]	Caddo Mills Independent School District GO	5.000%	2/15/40	1,050	1,139
[20]	Caddo Mills Independent School District GO	5.000%	2/15/41	1,100	1,188
[20]	Caddo Mills Independent School District GO	5.000%	2/15/42	1,200	1,291
[20]	Caddo Mills Independent School District GO	5.000%	2/15/43	2,435	2,613
[20]	Calallen Independent School District GO	5.000%	2/15/39	2,165	2,396
[20]	Calallen Independent School District GO	5.000%	2/15/40	1,000	1,097
[20]	Calallen Independent School District GO	5.000%	2/15/41	1,280	1,398
[20]	Calallen Independent School District GO	5.000%	2/15/42	1,000	1,086
	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	0.700%	6/1/24	3,330	3,319
[8,9]	Capital Area Housing Finance Corp. Multi Family Housing Local or Guaranteed Housing Revenue TOB VRDO	3.920%	5/1/24	11,750	11,750
[20]	Carrizo Springs Consolidated Independent School District GO	5.000%	8/15/39	1,435	1,595
[20]	Carrizo Springs Consolidated Independent School District GO	5.000%	8/15/40	1,500	1,653
[20]	Carrizo Springs Consolidated Independent School District GO	5.000%	8/15/41	1,500	1,644
[20]	Carrollton-Farmers Branch Independent School District GO	3.000%	2/15/38	1,000	883
[20]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/40	10,000	11,014
[20]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/41	12,820	14,033
[20]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/42	13,225	14,410
[20]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/43	7,260	7,866
[20]	Celina Independent School District GO	5.000%	2/15/37	500	564
[20]	Celina Independent School District GO	5.000%	2/15/38	630	704
[20]	Celina Independent School District GO	5.000%	2/15/39	1,000	1,109
[20]	Celina Independent School District GO	5.000%	2/15/42	1,000	1,092
[20]	Celina Independent School District GO	5.000%	2/15/43	675	734
	Celina TX GO	5.000%	9/1/36	500	560
	Celina TX GO	4.000%	9/1/38	740	754
	Celina TX GO	4.000%	9/1/39	4,050	4,091
	Celina TX GO	4.000%	9/1/40	1,400	1,405
	Celina TX GO	4.000%	9/1/41	2,000	1,996
	Celina TX GO	4.000%	9/1/42	3,525	3,491
[8]	Celina TX Special Assessment Revenue	4.375%	9/1/30	324	319
[8]	Celina TX Special Assessment Revenue	3.250%	9/1/32	248	210
[8]	Celina TX Special Assessment Revenue	5.500%	9/1/42	1,000	995
[8]	Celina TX Special Assessment Revenue	5.125%	9/1/43	1,012	965
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/25	4,650	4,505
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	1,350	1,359

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/26	6,490	6,070
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/27	7,850	7,071
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	2,900	2,957
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	6,610	6,741
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/28	6,500	5,663
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	1,275	1,296
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/29	5,220	4,385
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	1,580	1,685
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	785	830
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	800	853
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/30	4,355	3,524
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	1,000	1,022
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	1,865	2,017
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	825	884
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	600	649
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/31	4,880	3,796
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/31	1,275	1,303
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/31	1,420	1,536
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/31	1,030	1,103
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/32	1,985	2,029
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/32	1,000	1,071
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/32	1,350	1,477
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/33	4,000	2,861
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/33	1,170	1,201
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/33	1,070	1,082
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/33	1,310	1,338
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/33	1,000	1,094
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/34	4,000	2,743
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/34	1,080	1,107
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/34	1,150	1,161
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/34	1,355	1,382
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/34	750	819
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/35	4,950	3,247
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/35	1,135	1,140
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/35	1,185	1,220
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/35	2,000	2,039
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/35	1,025	1,103
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/35	675	735
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/36	945	963
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/36	800	866
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/37	5,525	3,208
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/37	2,000	2,022
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/37	2,405	2,391
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/37	1,000	1,077
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/38	3,500	1,910
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/38	2,510	2,465
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/38	5,000	5,305
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/38	1,650	1,766
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/39	4,500	2,300
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/39	5,000	4,979
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/39	2,600	2,522
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/39	1,955	2,079
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/40	5,700	2,741
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/40	5,000	4,931
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/40	2,700	2,591
	Central Texas Regional Mobility Authority Highway Revenue	3.375%	1/1/41	1,000	863
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/44	18,000	17,235
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	1,440	1,464
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	1,245	1,266
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	2,500	2,542
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	2,000	2,034
[13]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/28	3,500	2,970
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/29	4,100	4,110
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/30	10,385	10,411
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/31	36,165	36,257
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/32	15,000	15,056
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/32	40,730	40,832

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/33	54,915	55,053
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	16,120	16,158
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/39	32,525	34,620
	Central Texas Turnpike System Highway Revenue	3.000%	8/15/40	12,555	10,564
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/42	6,045	6,048
[20]	Channelview Independent School District GO	2.000%	8/15/40	1,000	666
[20]	Clear Creek Independent School District GO	5.000%	2/15/31	3,750	3,789
[20]	Clear Creek Independent School District GO PUT	0.280%	8/15/24	3,165	3,128
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/30	385	407
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/31	435	462
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/32	355	363
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/33	815	831
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/33	535	529
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/34	1,155	1,179
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/34	555	547
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/35	400	408
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/35	410	402
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/36	500	508
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/37	785	750
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/37	1,280	1,414
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/38	1,090	1,027
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/38	1,000	1,098
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/39	1,855	1,732
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/39	1,250	1,359
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/40	1,180	1,087
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/41	1,225	1,116
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/42	1,275	1,150
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/42	3,860	3,770
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/44	14,000	13,474
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	5.000%	8/15/31	575	637
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	4.000%	8/15/33	1,110	1,155
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	4.000%	8/15/34	950	981
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	4.000%	8/15/35	1,100	1,132
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	4.000%	8/15/37	1,000	1,010
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	4.000%	8/15/38	1,400	1,405
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	4.000%	8/15/39	1,500	1,504
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	4.000%	8/15/40	1,500	1,493
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	4.000%	8/15/41	1,960	1,934
[20]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	4.000%	8/15/42	1,400	1,371
	Clifton Higher Education Finance Corp. College & University Revenue (Southwestern University Project)	5.000%	8/15/32	1,765	1,939
	Clifton Higher Education Finance Corp. College & University Revenue (Southwestern University Project)	5.000%	8/15/33	2,010	2,212
	Clifton Higher Education Finance Corp. College & University Revenue (Southwestern University Project)	5.000%	8/15/35	1,125	1,222
	Clifton Higher Education Finance Corp. College & University Revenue (Southwestern University Project)	5.250%	8/15/36	1,170	1,281
	Clifton Higher Education Finance Corp. College & University Revenue (Southwestern University Project)	5.250%	8/15/37	1,250	1,349
	Collin County Community College District GO	5.000%	8/15/29	1,000	1,092
[8,9]	Collin County Housing Finance Corp. Local or Guaranteed Housing Revenue TOB VRDO	3.920%	5/1/24	26,975	26,975
	Collin County TX GO	5.000%	2/15/27	1,335	1,398
	Collin County TX GO	5.000%	2/15/33	2,000	2,167
	Collin County TX GO	5.000%	2/15/37	2,250	2,542
	Collin County TX GO	4.000%	2/15/38	2,480	2,541
	Collin County TX GO	5.000%	2/15/38	2,880	3,225
	Collin County TX GO	4.000%	2/15/43	13,035	12,884
	Colorado River Municipal Water District Water Revenue	5.000%	1/1/26	1,715	1,757
[20]	Comal Independent School District GO	5.000%	2/1/29	7,245	7,440
[20]	Comal Independent School District GO	4.000%	2/1/35	3,250	3,401
[20]	Comal Independent School District GO	4.000%	2/1/36	2,250	2,335
[20]	Comal Independent School District GO	3.000%	2/1/41	12,000	9,993
[20]	Community TX Independent School District GO	5.000%	2/15/37	1,205	1,327
[20]	Community TX Independent School District GO	5.000%	2/15/39	1,440	1,559
[20]	Community TX Independent School District GO	5.000%	2/15/42	1,935	2,096
[20]	Conroe Independent School District GO	5.000%	2/15/25	1,650	1,668
[20]	Conroe Independent School District GO	5.000%	2/15/27	1,410	1,477
[20]	Conroe Independent School District GO	3.000%	2/15/40	4,015	3,398
[20]	Conroe Independent School District GO	5.000%	2/15/41	5,000	5,574
[20]	Conroe Independent School District GO	5.000%	2/15/42	29,195	32,331
[20]	Conroe Independent School District GO	5.000%	2/15/43	17,500	19,289
[20]	Conroe Independent School District GO	5.000%	2/15/44	21,000	23,074

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/28	125	133
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/29	170	183
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/30	150	164
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/31	165	182
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/32	200	221
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/33	235	260
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/35	260	287
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/36	280	307
	Conroe TX GO	5.000%	11/15/26	980	1,018
	Conroe TX GO	5.000%	11/15/27	1,035	1,096
	Conroe TX GO	5.000%	11/15/28	1,720	1,855
	Conroe TX GO	5.000%	3/1/34	300	339
	Conroe TX GO	5.000%	11/15/34	240	274
	Conroe TX GO	5.000%	3/1/35	435	491
	Conroe TX GO	5.000%	11/15/35	210	238
	Conroe TX GO	5.000%	3/1/36	465	521
	Conroe TX GO	5.000%	11/15/36	420	472
	Conroe TX GO	4.000%	3/1/37	905	927
	Conroe TX GO	4.000%	11/15/37	915	934
	Conroe TX GO	4.125%	11/15/38	955	976
	Conroe TX GO	5.000%	11/15/39	450	496
	Conroe TX GO	5.000%	11/15/40	630	689
	Conroe TX GO	4.250%	3/1/41	1,135	1,155
	Conroe TX GO	5.000%	3/1/41	1,075	1,168
	Conroe TX GO	4.000%	11/15/41	2,305	2,313
	Conroe TX GO	5.000%	11/15/42	475	513
[20]	Coppell Independent School District GO	5.000%	8/15/26	1,345	1,395
[20]	Coppell Independent School District GO	5.000%	8/15/39	1,000	1,100
[20]	Coppell Independent School District GO	4.000%	8/15/42	1,000	987
[20]	Corpus Christi Independent School District GO	4.000%	8/15/33	3,500	3,566
[20]	Corpus Christi Independent School District GO	4.000%	8/15/35	2,000	2,030
[20]	Corpus Christi Independent School District GO	4.000%	8/15/42	3,880	3,834
	Corpus Christi TX GO	5.000%	3/1/25	2,190	2,217
	Corpus Christi TX Utility System Multiple Utility Revenue	4.000%	7/15/45	1,000	956
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/33	500	563
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/35	830	930
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/35	1,100	1,248
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/36	1,500	1,689
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/37	1,800	1,985
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/37	1,370	1,527
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/38	1,000	1,106
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/39	2,000	2,181
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/39	1,870	2,054
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/40	2,500	2,721
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/41	1,650	1,777
[20]	Cotulla TX Independent School District GO	5.000%	2/15/29	715	776
[20]	Cotulla TX Independent School District GO	5.000%	2/15/30	1,000	1,103
[20]	Crandall Independent School District GO	4.000%	8/15/41	1,170	1,166
[20]	Crandall Independent School District GO	4.000%	8/15/42	805	797
[20]	Crosby Independent School District GO	5.000%	2/15/37	1,250	1,402
[20]	Crowley Independent School District GO	5.000%	2/1/40	4,700	5,154
[20]	Crowley Independent School District GO	5.000%	2/1/41	1,030	1,125
[20]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/25	5,015	5,071
[20]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/34	2,000	2,282
[20]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/35	2,750	3,128
[20]	Cypress-Fairbanks Independent School District GO	4.000%	2/15/43	7,370	7,276
[13]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/28	1,000	1,094
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/34	2,280	2,352
	Dallas Area Rapid Transit Sales Tax Revenue	4.000%	12/1/37	2,500	2,461
	Dallas Area Rapid Transit Sales Tax Revenue	4.000%	12/1/37	3,010	3,049
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/47	2,045	2,172
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	1,300	1,333
	Dallas Convention Center Hotel Development Corp. Hotel Occupancy Tax Revenue	0.000%	1/1/25	6,555	6,355
	Dallas Convention Center Hotel Development Corp. Hotel Occupancy Tax Revenue	0.000%	1/1/26	3,070	2,850
	Dallas County Hospital District GO	5.000%	8/15/31	15,395	16,360
	Dallas County Hospital District GO	5.000%	8/15/32	14,520	15,412
	Dallas County TX GO	5.000%	8/15/40	3,560	3,894

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dallas County Utility & Reclamation District GO	5.000%	2/15/25	8,390	8,468
	Dallas County Utility & Reclamation District GO	5.000%	2/15/26	8,060	8,227
	Dallas County Utility & Reclamation District GO	5.000%	2/15/27	8,265	8,555
	Dallas County Utility & Reclamation District GO	5.000%	2/15/28	2,695	2,830
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/34	10,250	10,528
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/35	15,210	15,577
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/35	7,500	7,681
[2]	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/35	23,500	24,150
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/36	2,250	2,556
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/37	3,125	3,156
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/37	2,000	2,250
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/38	1,165	1,170
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/39	2,750	3,062
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	3.000%	11/1/40	5,000	4,085
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/40	2,500	2,741
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/40	2,605	2,881
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/41	3,965	4,365
[20]	Dallas Independent School District GO	5.000%	2/15/36	3,750	4,242
[20]	Dallas Independent School District GO	3.000%	2/15/37	2,125	1,902
[20]	Dallas Independent School District GO	5.000%	2/15/37	3,250	3,639
[20]	Dallas Independent School District GO	5.000%	2/15/38	3,000	3,332
[20]	Dallas Independent School District GO	5.000%	2/15/39	4,000	4,416
[20]	Dallas Independent School District GO	5.000%	2/15/43	7,530	8,157
	Dallas TX GO	3.000%	2/15/38	1,225	1,051
	Dallas TX GO	4.000%	2/15/41	3,125	3,105
	Dallas TX GO	5.000%	2/15/41	6,285	6,866
	Dallas TX GO	5.000%	2/15/43	6,465	6,995
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/28	1,210	1,211
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/29	2,200	2,204
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/30	1,750	1,754
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/31	1,750	1,752
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/32	1,445	1,446
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/33	1,280	1,278
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/34	1,750	1,737
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/35	1,780	1,752
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/36	1,000	969
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/37	1,750	1,658
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/27	2,000	2,038
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/36	5,010	5,136
[20]	Del Valle Independent School District TX GO	5.000%	6/15/35	2,230	2,498
[20]	Del Valle Independent School District TX GO	5.000%	6/15/36	2,250	2,510
[20]	Del Valle Independent School District TX GO	4.000%	6/15/37	1,915	1,953
[20]	Del Valle Independent School District TX GO	4.000%	6/15/38	2,500	2,532
[20]	Del Valle Independent School District TX GO	2.000%	6/15/39	4,250	2,956
[20]	Del Valle Independent School District TX GO	4.000%	6/15/39	3,850	3,885
[20]	Del Valle Independent School District TX GO	2.000%	6/15/40	1,600	1,082
[20]	Del Valle Independent School District TX GO	2.000%	6/15/41	1,500	990
	Denton County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/25	2,250	2,261
	Denton County TX GO	5.000%	7/15/25	1,830	1,861
[4]	Denton County TX GO	4.000%	7/15/42	5,255	5,157
[20]	Denton Independent School District GO	5.000%	8/15/30	7,775	7,983
[20]	Denton Independent School District GO	5.000%	8/15/37	1,360	1,419
[20]	Denton Independent School District GO	5.000%	8/15/37	1,385	1,568
[20]	Denton Independent School District GO	5.000%	8/15/38	1,920	2,157
[20]	Denton Independent School District GO	5.000%	8/15/39	4,130	4,621
[20]	Denton Independent School District GO	5.000%	8/15/40	3,705	4,118
[20]	Denton Independent School District GO	5.000%	8/15/41	2,965	3,278
[20]	Denton Independent School District GO	5.000%	8/15/42	6,350	6,977
[20]	Denton Independent School District GO	3.000%	8/15/43	2,500	1,986
[20]	Denton Independent School District GO	5.000%	8/15/48	5,000	5,372
[20]	Denton Independent School District GO, Prere.	5.000%	8/15/25	2,150	2,190
	Denton TX GO	4.000%	2/15/39	3,605	3,630
	Denton TX GO	4.000%	2/15/40	2,560	2,560
	Denton TX GO	4.000%	2/15/40	6,995	7,008
	Denton TX GO	4.000%	2/15/41	7,275	7,237
	Denton TX GO	4.000%	2/15/42	2,675	2,647
	Denton TX GO	4.000%	2/15/42	2,285	2,262

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Denton TX GO	4.000%	2/15/42	2,005	1,985
	Denton TX GO	4.000%	2/15/43	7,880	7,736
	Denton TX GO	4.000%	2/15/43	2,240	2,199
	Denton TX Utility System Water Revenue	5.000%	12/1/31	2,000	2,070
[20]	Dickinson Independent School District GO	5.000%	2/15/37	2,375	2,683
[20]	Dickinson Independent School District GO	5.000%	2/15/38	3,750	4,202
[20]	Dickinson Independent School District GO	4.000%	2/15/41	3,175	3,143
[20]	Dickinson Independent School District GO	4.000%	2/15/43	3,460	3,398
[20]	Donna TX Independent School District GO	5.000%	2/15/37	760	850
[20]	Donna TX Independent School District GO	5.000%	2/15/38	1,605	1,777
[20]	Donna TX Independent School District GO	5.000%	2/15/39	950	1,048
[20]	Donna TX Independent School District GO	5.000%	2/15/42	750	815
[20]	Dripping Springs TX Independent School District GO	5.000%	2/15/28	1,250	1,335
[20]	Dripping Springs TX Independent School District GO	5.000%	2/15/30	1,250	1,380
[20]	Duncanville TX Independent School District GO, Prere.	5.000%	2/15/25	10,785	10,903
[20]	Eagle Mountain & Saginaw Independent School District GO	3.000%	8/15/37	2,250	2,000
[20]	Eanes Independent School District GO	5.000%	8/1/39	1,290	1,416
[20]	East Central Independent School District GO	4.000%	8/15/40	2,645	2,674
[20]	East Central Independent School District GO	4.000%	8/15/41	3,500	3,522
[20]	East Central Independent School District GO	4.000%	8/15/42	3,640	3,648
[20]	East Central Independent School District GO	4.000%	8/15/43	3,790	3,776
[20]	East Central Independent School District GO	4.000%	8/15/44	3,640	3,591
	Ector County Hospital District GO	5.000%	9/15/28	1,100	1,127
	Ector County Hospital District GO	5.000%	9/15/29	780	805
	Ector County Hospital District GO	5.000%	9/15/30	850	882
	Ector County Hospital District GO	5.000%	9/15/32	1,750	1,811
	Ector County Hospital District GO	4.000%	9/15/35	1,400	1,273
[7]	El Paso County Hospital District GO	5.000%	8/15/24	1,000	1,002
[20]	El Paso Independent School District GO	5.000%	8/15/35	5,380	5,530
[20]	El Paso Independent School District GO	5.000%	8/15/36	5,000	5,127
[20]	El Paso Independent School District GO	5.000%	8/15/37	3,050	3,123
[20]	El Paso Independent School District GO	5.000%	8/15/38	1,700	1,739
	El Paso Municipal Drainage Utility System Sewer Revenue	4.000%	3/1/29	2,150	2,169
	El Paso TX GO	5.000%	8/15/27	1,000	1,027
	El Paso TX GO	5.000%	8/15/28	1,000	1,072
	El Paso TX GO	5.000%	8/15/28	1,440	1,544
	El Paso TX GO	5.000%	8/15/29	1,395	1,520
	El Paso TX GO	5.000%	8/15/29	785	855
	El Paso TX GO	5.000%	8/15/29	1,005	1,033
	El Paso TX GO	4.000%	8/15/30	3,480	3,520
	El Paso TX GO	5.000%	8/15/30	1,050	1,139
	El Paso TX GO	5.000%	8/15/31	4,050	4,160
	El Paso TX GO	5.000%	8/15/32	3,625	3,722
	El Paso TX GO	5.000%	8/15/32	1,025	1,110
	El Paso TX GO	5.000%	8/15/32	680	736
	El Paso TX GO	3.000%	8/15/33	375	347
	El Paso TX GO	5.000%	8/15/33	1,300	1,407
	El Paso TX GO	5.000%	8/15/33	1,500	1,624
	El Paso TX GO	3.000%	8/15/34	710	650
	El Paso TX GO	4.000%	8/15/34	435	453
	El Paso TX GO	5.000%	8/15/34	4,570	4,689
	El Paso TX GO	3.000%	8/15/35	430	388
	El Paso TX GO	4.000%	8/15/35	1,000	1,030
	El Paso TX GO	4.000%	8/15/35	1,075	1,108
	El Paso TX GO	4.000%	8/15/35	450	466
	El Paso TX GO	5.000%	8/15/35	4,795	4,915
	El Paso TX GO	5.000%	8/15/35	1,150	1,179
	El Paso TX GO	3.000%	8/15/36	485	430
	El Paso TX GO	4.000%	8/15/36	1,010	1,033
	El Paso TX GO	4.000%	8/15/36	1,000	1,023
	El Paso TX GO	4.000%	8/15/36	500	514
	El Paso TX GO	5.000%	8/15/36	4,005	4,096
	El Paso TX GO	5.000%	8/15/36	5,035	5,150
	El Paso TX GO	4.000%	8/15/37	500	508
	El Paso TX GO	4.000%	8/15/37	1,110	1,128
	El Paso TX GO	4.000%	8/15/37	680	693
	El Paso TX GO	3.000%	8/15/38	720	610

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	El Paso TX GO	4.000%	8/15/38	1,155	1,166
	El Paso TX GO	4.000%	8/15/38	1,000	1,011
	El Paso TX GO	3.000%	8/15/39	1,575	1,314
	El Paso TX GO	4.000%	8/15/39	1,000	1,006
	El Paso TX GO	4.000%	8/15/40	1,000	1,001
	El Paso TX GO	5.000%	8/15/42	9,500	9,614
	El Paso TX GO	4.000%	8/15/47	1,425	1,343
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/25	2,655	2,686
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/33	2,100	2,117
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/33	2,750	3,018
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/34	1,700	1,714
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/34	3,530	3,867
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/35	4,560	4,976
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/37	5,000	5,389
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/38	5,980	6,410
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/44	15,000	14,645
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/46	13,400	14,135
[20]	Forney Independent School District GO	4.000%	8/15/34	2,355	2,451
[20]	Forney Independent School District GO	3.000%	8/15/35	4,910	4,545
[20]	Forney Independent School District GO	5.000%	8/15/35	2,700	3,027
[20]	Forney Independent School District GO	3.000%	8/15/36	5,375	4,877
[20]	Forney Independent School District GO	3.000%	2/15/39	1,000	849
[20]	Forney Independent School District GO	5.000%	8/15/39	1,200	1,322
[20]	Forney Independent School District GO	5.000%	8/15/40	10,745	11,675
[20]	Forney Independent School District GO	5.000%	8/15/40	1,205	1,317
[2]	Forney Independent School District GO	0.000%	8/15/41	1,000	447
[20]	Forney Independent School District GO	4.000%	8/15/41	8,000	7,943
[20]	Forney Independent School District GO	5.000%	8/15/41	1,380	1,501
[20]	Forney Independent School District GO	4.000%	8/15/42	8,000	7,875
[20]	Forney Independent School District GO	5.000%	8/15/42	1,000	1,082
[2]	Forney Independent School District GO	0.000%	8/15/43	1,000	399
[20]	Forney Independent School District GO	5.000%	8/15/43	2,000	2,152
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/27	360	351
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/28	235	228
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/29	720	696
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/29	335	324
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/30	720	692
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/31	500	476
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/31	780	743
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/32	580	545
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/32	340	320
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/33	400	372
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/33	820	762
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/34	450	413
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/34	870	799
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/37	1,575	1,368
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/37	435	378
	Fort Bend County TX GO	5.000%	3/1/28	5,000	5,046
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/46	2,995	2,284
[20]	Fort Bend Independent School District GO	5.000%	2/15/26	7,870	8,094
[20]	Fort Worth Independent School District GO	4.000%	2/15/42	2,000	2,000
	Fort Worth TX GO	5.000%	3/1/28	3,875	3,973
	Fort Worth TX GO	4.000%	3/1/41	4,680	4,608
	Fort Worth TX GO	4.000%	3/1/43	11,405	11,123
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/36	4,370	4,537
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/38	3,785	3,863
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/39	2,550	1,734
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/39	4,980	5,053
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/40	2,600	1,719
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/41	1,655	1,067
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/42	2,710	1,701
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/42	3,970	3,959
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/43	19,450	19,175
[20]	Frenship Independent School District GO	3.000%	2/15/34	1,585	1,496
[20]	Frenship Independent School District GO	3.000%	2/15/35	1,225	1,148
[20]	Frenship Independent School District GO	3.000%	2/15/36	1,000	923
[20]	Frenship Independent School District GO	3.000%	2/15/38	1,000	883

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[20]	Friendswood Independent School District GO	4.000%	2/15/30	950	990
[20]	Frisco Independent School District GO	5.000%	8/15/25	4,545	4,636
[20]	Frisco Independent School District GO	5.000%	8/15/25	2,000	2,040
[20]	Frisco Independent School District GO	5.000%	8/15/26	3,430	3,561
[20]	Frisco Independent School District GO	4.000%	8/15/30	4,075	4,144
[20]	Frisco Independent School District GO	4.000%	8/15/33	4,500	4,557
[20]	Frisco Independent School District GO	4.000%	8/15/34	1,300	1,305
[20]	Frisco Independent School District GO	4.000%	8/15/34	4,735	4,794
[20]	Frisco Independent School District GO	3.000%	2/15/37	2,500	2,223
[20]	Frisco Independent School District GO	5.000%	2/15/41	2,500	2,761
[20]	Frisco Independent School District GO	5.000%	2/15/42	4,000	4,392
[20]	Frisco Independent School District GO	5.000%	2/15/43	3,000	3,273
	Frisco TX GO	5.000%	2/15/27	5,475	5,626
	Frisco TX GO	5.000%	2/15/29	2,505	2,577
	Frisco TX GO	5.000%	2/15/30	7,390	8,145
	Frisco TX GO	4.000%	2/15/39	6,385	6,437
	Frisco TX GO	4.000%	2/15/40	5,680	5,694
	Frisco TX GO	4.000%	2/15/41	1,145	1,140
	Frisco TX GO	4.000%	2/15/42	1,360	1,350
	Frisco TX GO	4.000%	2/15/43	4,010	3,953
[20]	Galena Park Independent School District GO	5.000%	8/15/25	1,415	1,440
[20]	Galena Park Independent School District GO	5.000%	8/15/26	1,050	1,089
[20]	Galena Park Independent School District GO	5.000%	8/15/27	1,825	1,927
[20]	Galena Park Independent School District GO	5.000%	8/15/28	1,825	1,950
[20]	Galena Park Independent School District GO	5.000%	8/15/36	2,850	3,021
[20]	Galena Park Independent School District GO	5.000%	8/15/37	2,830	2,984
[20]	Galena Park Independent School District GO	3.000%	8/15/38	1,990	1,716
	Galveston County TX GO	4.000%	2/1/26	1,575	1,588
	Galveston County TX GO	4.000%	2/1/27	1,565	1,588
	Galveston County TX GO	4.000%	2/1/28	1,470	1,492
	Galveston County TX GO	4.000%	2/1/29	1,055	1,072
	Galveston County TX GO	5.000%	2/1/30	1,195	1,260
	Galveston County TX GO	4.000%	2/1/32	1,195	1,211
[20]	Galveston Independent School District GO	5.000%	2/1/27	845	883
[20]	Galveston Independent School District GO	5.000%	2/1/28	850	906
[20]	Galveston Independent School District GO	5.000%	2/1/29	800	867
[20]	Galveston Independent School District GO	5.000%	2/1/33	725	796
[20]	Galveston Independent School District GO	5.000%	2/1/34	1,000	1,097
[20]	Galveston Independent School District GO	5.000%	2/1/35	1,225	1,342
[20]	Galveston Independent School District GO	5.000%	2/1/37	1,935	2,088
[20]	Galveston Independent School District GO	4.000%	2/1/39	7,450	7,444
[20]	Galveston Independent School District GO	4.000%	2/1/40	5,250	5,197
[20]	Galveston Independent School District GO	4.000%	2/1/41	5,000	4,921
[20]	Garland Independent School District GO	5.000%	2/15/26	2,000	2,056
[20]	Garland Independent School District GO	5.000%	2/15/28	2,100	2,243
[20]	Garland Independent School District GO	5.000%	2/15/30	2,500	2,767
[20]	Garland Independent School District GO	5.000%	2/15/33	1,405	1,492
[20]	Garland Independent School District GO	5.000%	2/15/36	685	782
[20]	Garland Independent School District GO	5.000%	2/15/38	1,165	1,303
[20]	Garland Independent School District GO	5.000%	2/15/39	1,250	1,384
[20]	Garland Independent School District GO	4.000%	2/15/40	1,375	1,373
[20]	Garland Independent School District GO	5.000%	2/15/40	8,000	8,787
[20]	Garland Independent School District GO	5.000%	2/15/41	9,385	10,257
[20]	Garland Independent School District GO	4.000%	2/15/42	2,190	2,152
[20]	Garland Independent School District GO	5.000%	2/15/42	8,815	9,597
[20]	Garland Independent School District GO	5.000%	2/15/43	8,850	9,594
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/28	3,990	4,208
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/30	1,280	1,382
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/31	1,095	1,180
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/32	1,355	1,457
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/33	2,010	2,154
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/33	1,000	1,023
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/34	1,250	1,339
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/34	1,000	1,022
	Garland TX Electric Utility System Electric Power & Light Revenue	4.000%	3/1/35	1,000	1,007
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/35	1,115	1,191
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/36	1,000	1,063

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Garland TX Electric Utility System Electric Power & Light Revenue	3.000%	3/1/37	1,250	1,163
	Garland TX Electric Utility System Electric Power & Light Revenue	4.000%	3/1/37	4,000	4,010
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/37	1,000	1,056
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/44	1,000	1,040
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/26	400	414
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/28	500	535
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/29	620	673
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/36	565	625
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/37	1,210	1,327
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/39	1,290	1,395
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/41	2,485	2,657
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/42	1,360	1,448
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/43	2,060	2,186
[20]	Godley Independent School District GO	3.000%	2/15/40	1,000	849
[20]	Goose Creek Consolidated Independent School District GO	5.000%	2/15/36	1,500	1,698
[20]	Goose Creek Consolidated Independent School District GO	5.000%	2/15/38	1,250	1,388
[20]	Goose Creek Consolidated Independent School District GO PUT	0.600%	8/17/26	1,200	1,120
	Grand Parkway Transportation Corp. Highway Revenue	5.200%	10/1/31	2,990	3,240
	Grand Parkway Transportation Corp. Highway Revenue	5.300%	10/1/32	5,740	6,236
	Grand Parkway Transportation Corp. Highway Revenue	5.400%	10/1/33	18,120	19,774
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/35	2,135	2,267
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/37	5,075	5,342
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/43	10,700	11,092
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	4/1/28	21,535	22,624
	Grand Prairie TX GO	5.000%	2/15/26	500	513
	Grand Prairie TX GO	5.000%	2/15/39	500	556
	Grand Prairie TX GO	5.000%	2/15/42	1,000	1,094
[20]	Grapevine-Colleyville Independent School District GO	5.000%	8/15/26	3,315	3,367
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/30	475	519
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/31	500	553
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/33	800	883
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/34	1,635	1,804
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/35	1,220	1,341
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	4.000%	3/1/36	2,045	2,091
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	4.000%	3/1/37	3,740	3,793
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	4.000%	3/1/38	3,895	3,895
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	4.000%	3/1/39	2,555	2,523
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	4.000%	3/1/40	1,820	1,778
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	4.000%	3/1/41	2,765	2,673
[1]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.000%	10/1/38	1,270	1,377
[1]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.000%	10/1/39	1,000	1,080
[1]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.000%	10/1/40	3,400	3,651
[2]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.000%	10/1/40	5,125	5,540
[2]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.000%	10/1/41	5,440	5,855
[1]	Greenville TX GO	4.000%	2/15/42	2,300	2,268
[1]	Greenville TX GO	4.000%	2/15/43	2,395	2,345
[1]	Greenville TX GO	4.000%	2/15/44	2,490	2,423
[20]	Gregory-Portland TX Independent School District GO	5.000%	2/15/40	6,240	6,784
[20]	Gregory-Portland TX Independent School District GO	5.000%	2/15/41	6,395	6,927
[20]	Gregory-Portland TX Independent School District GO	4.000%	2/15/43	16,550	16,296
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/31	125	125
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/32	100	100
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/33	140	140
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/34	170	170
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/35	110	110
	Gulf Coast Authority Sewer Revenue	4.000%	10/1/37	1,940	1,960
[1]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/25	430	429
[1]	Gulfgate Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/27	475	491
[1]	Gulfgate Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/28	495	516
[1]	Gulfgate Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/30	750	798
[1]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/31	225	228
[1]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/32	595	603
[1]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/33	420	425
[1]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/34	325	330
[1]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/35	675	684
[1]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/37	780	782
[2]	Harlandale Independent School District GO PUT	2.000%	8/15/24	2,035	2,022

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/26	1,050	1,090
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/27	1,000	1,055
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/28	1,045	1,096
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/29	1,205	1,264
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/31	1,500	1,572
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/32	2,725	2,742
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/34	8,415	8,452
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/35	1,300	1,302
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	3,110	3,167
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	3,010	3,215
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	7,340	7,476
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	3,500	3,796
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,185	2,224
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	3.000%	10/1/40	4,000	3,350
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/41	2,000	1,936
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	3,780	3,882
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/31	5,000	5,542
	Harris County Flood Control District GO	4.000%	10/1/37	4,400	4,467
	Harris County Flood Control District GO	4.000%	10/1/39	7,790	7,842
	Harris County Flood Control District GO	5.250%	10/1/39	2,500	2,825
	Harris County Flood Control District GO	5.250%	10/1/40	2,375	2,662
	Harris County Flood Control District GO	4.000%	9/15/41	1,520	1,518
	Harris County Flood Control District Intergovernmental Agreement Revenue	5.000%	10/1/29	2,000	2,009
	Harris County Flood Control District Intergovernmental Agreement Revenue	5.000%	10/1/29	10,000	10,178
	Harris County Flood Control District Intergovernmental Agreement Revenue	5.000%	10/1/32	5,015	5,282
	Harris County Flood Control District Intergovernmental Agreement Revenue	4.000%	10/1/35	4,115	4,146
	Harris County Flood Control District Intergovernmental Agreement Revenue	4.000%	10/1/37	1,640	1,633
	Harris County Hospital District Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	1,860	1,900
	Harris County Industrial Development Corp. Industrial Revenue PUT	4.050%	6/1/33	62,725	62,106
[2]	Harris County Municipal Utility District No. 165 GO	3.000%	3/1/39	1,125	938
[2]	Harris County Municipal Utility District No. 165 GO	4.000%	3/1/44	3,695	3,447
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/35	1,685	1,734
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/36	2,165	2,215
	Harris County Toll Road Authority Highway Revenue	3.000%	8/15/37	3,600	3,212
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/37	2,010	2,040
	Harris County Toll Road Authority Highway Revenue	3.000%	8/15/38	11,235	9,809
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/38	2,810	2,836
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/39	2,280	2,290
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/40	3,110	3,104
	Harris County TX GO	5.000%	10/1/25	5,755	5,874
	Harris County TX GO	5.000%	10/1/25	8,180	8,349
	Harris County TX GO	5.000%	9/15/27	950	1,005
	Harris County TX GO	5.000%	10/1/27	6,335	6,454
	Harris County TX GO	5.000%	10/1/27	7,415	7,850
	Harris County TX GO	5.000%	9/15/28	525	565
	Harris County TX GO	5.000%	10/1/28	6,660	6,791
	Harris County TX GO	5.000%	9/15/29	1,635	1,788
	Harris County TX GO	5.000%	10/1/29	6,490	6,618
[1]	Harris County TX GO	5.250%	8/15/30	7,335	8,292
	Harris County TX GO	5.000%	10/1/30	5,405	5,510
	Harris County TX GO	5.000%	10/1/30	4,000	4,233
	Harris County TX GO	5.000%	10/1/34	2,700	2,856
	Harris County TX GO	5.000%	10/1/35	4,215	4,291
	Harris County TX GO	4.000%	10/1/36	690	707
	Harris County TX GO	4.000%	10/1/37	765	778
	Harris County TX GO	4.000%	9/15/39	2,250	2,272
	Harris County TX GO	4.000%	9/15/40	1,500	1,501
	Harris County TX GO	5.000%	10/1/40	17,000	17,211
	Harris County TX GO	4.000%	10/1/41	2,000	1,994
	Harris County TX GO	4.000%	9/15/42	1,000	989
	Harris County TX GO	4.000%	9/15/43	1,300	1,274
	Harris County TX Highway Revenue	5.000%	8/15/32	4,235	4,370
	Harris County TX Highway Revenue	5.000%	8/15/34	3,120	3,171
	Harris County TX Highway Revenue	5.000%	8/15/35	1,000	1,016
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/43	5,860	6,084
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/24	2,025	2,030
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/25	1,000	1,004

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/26	1,000	1,004
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/27	1,530	1,536
[7]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/28	2,880	2,389
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/28	5,160	5,185
[7]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/29	5,200	4,140
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/29	12,015	12,071
[7]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/30	6,325	4,824
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/30	5,025	5,048
[7]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/31	2,500	1,823
[20]	Hays Consolidated Independent School District GO	5.000%	2/15/41	4,150	4,504
[20]	Hays Consolidated Independent School District GO	5.000%	2/15/42	4,000	4,323
[20]	Hays Consolidated Independent School District GO	4.000%	2/15/43	2,660	2,626
	Hays County TX GO	5.000%	2/15/26	1,145	1,175
	Hays County TX GO	5.000%	2/15/26	1,260	1,293
	Hays County TX GO	5.000%	2/15/27	1,105	1,153
	Hays County TX GO	5.000%	2/15/28	1,010	1,054
	Hays County TX GO	5.000%	2/15/28	1,695	1,768
	Hays County TX GO	5.000%	2/15/29	1,830	1,910
	Hays County TX GO	5.000%	2/15/29	1,615	1,686
	Hays County TX GO	5.000%	2/15/30	1,760	1,837
	Hays County TX GO	5.000%	2/15/30	2,175	2,270
	Hays County TX GO	5.000%	2/15/31	3,235	3,377
	Hays County TX GO	5.000%	2/15/31	1,590	1,660
	Hays County TX GO	5.000%	2/15/32	1,800	1,878
	Hays County TX GO	5.000%	2/15/34	1,035	1,078
	Hays County TX GO	3.000%	2/15/38	1,565	1,320
	Hays County TX GO	3.000%	2/15/40	1,075	887
	Hays County TX GO	3.000%	2/15/41	1,365	1,110
[8]	Hays County TX Special Assessment Revenue	3.250%	9/15/30	255	224
[8]	Hays County TX Special Assessment Revenue	3.750%	9/15/40	580	463
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/37	350	384
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/38	315	342
	Hidalgo County Drain District No. 1 GO	4.250%	9/1/41	1,000	1,011
	Hidalgo County Drain District No. 1 GO	4.375%	9/1/44	1,300	1,316
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/30	500	538
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/30	960	1,015
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/31	500	543
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/31	1,475	1,571
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/32	450	488
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/32	1,000	1,064
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/33	1,970	2,137
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/33	1,250	1,329
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/34	1,925	2,082
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/34	1,350	1,432
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/37	1,600	1,554
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/38	1,000	927
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/39	1,000	921
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/40	2,040	1,852
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/41	1,000	936
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/41	1,000	898
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/42	2,425	960
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/43	2,835	1,056
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/44	2,000	697
	Hidalgo County TX GO	4.000%	8/15/35	1,450	1,488
	Hidalgo County TX GO	4.000%	8/15/36	1,000	1,018
	Hidalgo County TX GO	4.000%	8/15/38	1,065	1,068
[14]	Houston Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	4.000%	10/1/24	1,880	1,879
[20]	Houston Independent School District GO	5.000%	2/15/26	1,905	1,959
[20]	Houston Independent School District GO	5.000%	2/15/28	10,000	10,489
[20]	Houston Independent School District GO	4.000%	2/15/32	4,000	4,052
[20]	Houston Independent School District GO	5.000%	2/15/34	1,255	1,314
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	4,695	4,848
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	3,710	3,903
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/32	3,095	3,317
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/33	3,110	3,330
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	5,500	5,881
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/35	4,450	4,742

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	10,000	10,608
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/37	5,500	5,804
[4]	Houston TX Combined Utility System Water Revenue	5.000%	11/15/25	10,000	10,232
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/26	3,675	3,821
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/26	3,095	3,218
[4]	Houston TX Combined Utility System Water Revenue	5.000%	11/15/26	7,880	8,189
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/27	1,635	1,732
[4]	Houston TX Combined Utility System Water Revenue	5.000%	11/15/27	8,010	8,482
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/30	15,195	15,812
	Houston TX Combined Utility System Water Revenue	5.250%	11/15/33	10,000	10,430
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/34	1,235	1,290
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/34	3,800	3,828
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/34	1,500	1,668
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/34	3,000	3,106
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/35	870	903
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/35	1,000	1,033
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/35	36,790	38,025
[4]	Houston TX Combined Utility System Water Revenue	5.000%	11/15/35	10,000	11,545
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/36	2,500	2,576
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/36	8,185	8,731
[4]	Houston TX Combined Utility System Water Revenue	5.000%	11/15/36	10,000	11,435
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/37	1,900	1,679
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/38	1,585	1,369
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/39	2,600	2,211
[4]	Houston TX Combined Utility System Water Revenue	5.000%	11/15/41	3,695	4,091
[4]	Houston TX Combined Utility System Water Revenue	5.000%	11/15/42	5,540	6,097
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/43	1,010	1,053
[4]	Houston TX Combined Utility System Water Revenue	5.000%	11/15/43	4,470	4,889
[4]	Houston TX Combined Utility System Water Revenue	5.000%	11/15/44	2,425	2,644
	Houston TX GO	5.000%	3/1/25	1,600	1,619
	Houston TX GO	5.000%	3/1/27	9,800	10,073
	Houston TX GO	5.000%	3/1/27	6,025	6,309
	Houston TX GO	5.000%	3/1/28	10,025	10,462
	Houston TX GO	5.000%	3/1/29	6,000	6,270
	Houston TX GO	5.000%	3/1/31	5,195	5,342
	Houston TX GO	5.000%	3/1/32	3,840	3,945
	Houston TX GO	5.000%	3/1/32	1,050	1,186
	Houston TX GO	4.000%	3/1/33	5,000	5,055
	Houston TX GO	5.000%	3/1/33	1,105	1,135
	Houston TX GO	5.000%	3/1/33	1,000	1,143
	Houston TX GO	4.000%	3/1/35	3,000	3,026
	Houston TX GO	4.000%	3/1/35	665	692
	Houston TX GO	3.000%	3/1/36	1,015	911
	Houston TX GO	3.000%	3/1/37	3,500	3,071
	Houston TX GO	3.000%	3/1/38	3,250	2,784
	Houston TX GO	3.000%	3/1/39	2,500	2,106
	Houston TX GO	3.000%	3/1/40	2,000	1,656
	Houston TX GO	5.250%	3/1/40	1,800	2,004
	Houston TX GO	3.000%	3/1/41	3,170	2,584
	Houston TX GO	5.250%	3/1/43	2,300	2,532
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/26	1,650	1,655
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/28	2,425	2,433
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	4.000%	9/1/29	440	451
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/29	1,520	1,525
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	4.000%	9/1/30	440	453
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	4.000%	9/1/31	425	438
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	3.000%	9/1/33	315	296
[20]	Humble Independent School District GO	5.000%	2/15/35	3,995	4,520
[20]	Humble Independent School District GO	5.000%	2/15/40	1,225	1,358
[20]	Humble Independent School District GO	3.000%	2/15/41	2,990	2,462
[20]	Humble Independent School District GO	5.000%	2/15/41	2,525	2,780
[20]	Humble Independent School District GO	5.000%	2/15/42	2,500	2,741
[20]	Humble Independent School District GO	5.000%	2/15/43	1,150	1,255
[20]	Humble Independent School District GO	5.000%	2/15/44	1,000	1,088
	Hunt Memorial Hospital District Charitable Health GO	5.000%	2/15/32	1,070	1,106
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/26	10,000	10,367
[20]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/40	6,895	6,969

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[20]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/41	7,615	7,648
[20]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/42	18,200	18,123
	Hutto TX GO	5.000%	8/1/42	3,265	3,455
[20]	Irving Independent School District GO	5.000%	2/15/27	1,615	1,692
[20]	Irving Independent School District GO	5.000%	2/15/39	4,400	4,873
[20]	Irving Independent School District GO	5.000%	2/15/40	4,840	5,314
[20]	Irving Independent School District GO	5.000%	2/15/41	4,000	4,369
[20]	Irving Independent School District GO	5.000%	2/15/42	8,890	9,661
[20]	Irving Independent School District GO	5.000%	2/15/43	3,820	4,137
	Irving TX GO	5.000%	9/15/26	1,940	2,018
	Irving TX GO	5.000%	9/15/27	2,020	2,140
	Irving TX GO	5.000%	9/15/36	1,135	1,283
	Irving TX GO	5.000%	9/15/39	1,315	1,452
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/27	120	121
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/28	145	148
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/29	155	159
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/30	200	205
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/31	145	149
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/32	150	154
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/33	150	154
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/34	150	154
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/35	175	179
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/36	250	255
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/37	250	253
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/38	300	302
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/39	300	300
[20]	Jacksboro Independent School District GO	5.000%	2/15/38	2,680	2,965
[20]	Jacksboro Independent School District GO	5.000%	2/15/39	2,820	3,095
[20]	Jacksboro Independent School District GO	5.000%	2/15/40	2,965	3,236
[20]	Jacksboro Independent School District GO	5.000%	2/15/41	3,115	3,388
[20]	Jarrell Independent School District GO	3.000%	8/15/39	1,775	1,531
[20]	Jarrell Independent School District GO	3.000%	8/15/40	2,200	1,855
[20]	Jarrell Independent School District GO	5.000%	2/15/43	1,370	1,468
[20]	Johnson City Independent School District GO	5.000%	2/15/39	1,835	2,036
[20]	Johnson City Independent School District GO	5.000%	2/15/40	1,930	2,126
[20]	Johnson City Independent School District GO	5.000%	2/15/41	2,025	2,220
[20]	Johnson City Independent School District GO	5.000%	2/15/42	2,130	2,326
[20]	Johnson City Independent School District GO	5.000%	2/15/43	2,240	2,435
[20]	Johnson City Independent School District GO	5.000%	2/15/44	2,355	2,553
[8]	Joshua Farms Municipal Management District No. 1 Special Assessment Revenue (Improvement Areas #1-2 Project)	4.375%	9/1/30	447	442
[8]	Joshua Farms Municipal Management District No. 1 Special Assessment Revenue (Improvement Areas #1-2 Project)	5.250%	9/1/43	1,250	1,236
[20]	Judson Independent School District GO	5.000%	2/1/25	1,070	1,082
[8]	Justin TX Special Assessment Revenue	3.000%	9/1/31	225	202
[8]	Justin TX Special Assessment Revenue	3.375%	9/1/41	475	381
[20]	Katy Independent School District GO	5.000%	2/15/34	7,560	7,742
[20]	Katy Independent School District GO	4.000%	2/15/39	1,000	1,006
[20]	Katy Independent School District GO	4.000%	2/15/40	1,250	1,254
[20]	Katy Independent School District GO	5.000%	2/15/40	3,180	3,464
[20]	Katy Independent School District GO	4.000%	2/15/41	1,025	1,026
[20]	Katy Independent School District GO	5.000%	2/15/41	4,500	4,884
[20]	Katy Independent School District GO	5.000%	2/15/42	5,000	5,404
[20]	Katy Independent School District GO	5.000%	2/15/43	3,000	3,228
[20]	Keller TX Independent School District GO	4.000%	8/15/29	2,900	2,925
[20]	Kennedale Independent School District GO	4.000%	2/15/40	1,365	1,363
[20]	Kennedale Independent School District GO	4.000%	2/15/41	1,445	1,431
[20]	Kennedale Independent School District GO	4.000%	2/15/42	1,425	1,405
[20]	Kennedale Independent School District GO	4.000%	2/15/43	1,140	1,120
[20]	Kilgore Independent School District GO	3.000%	2/15/39	4,455	3,867
	Killeen TX GO	4.000%	8/1/40	1,910	1,859
	Killeen TX GO	4.000%	8/1/43	6,915	6,547
[20]	Klein Independent School District GO	5.000%	8/1/35	2,000	2,060
[20]	Klein Independent School District GO	5.000%	8/1/37	3,000	3,073
[8]	Kyle TX Special Assessment Revenue	4.500%	9/1/33	504	503
[8]	Kyle TX Special Assessment Revenue	5.250%	9/1/43	1,542	1,533
[20]	La Porte TX Independent School District GO	5.000%	2/15/37	2,500	2,833

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[20]	La Porte TX Independent School District GO	5.000%	2/15/38	2,000	2,250
[20]	La Porte TX Independent School District GO	5.000%	2/15/39	6,790	7,592
[20]	La Porte TX Independent School District GO	5.000%	2/15/40	2,750	3,054
[20]	La Porte TX Independent School District GO	5.000%	2/15/41	2,880	3,175
[20]	La Porte TX Independent School District GO	5.000%	2/15/42	3,015	3,310
[20]	La Porte TX Independent School District GO	5.000%	2/15/43	3,155	3,448
[20]	Lake Dallas Independent School District GO	4.000%	8/15/30	975	997
[20]	Lake Dallas Independent School District GO	4.000%	8/15/31	1,115	1,138
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/28	280	287
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/29	275	284
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/30	300	312
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/31	325	339
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/32	475	459
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/33	450	432
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	3.000%	9/1/34	625	545
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/35	475	456
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/36	475	448
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	3.000%	9/1/38	825	656
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	3.000%	9/1/39	975	760
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	3.000%	9/1/40	900	686
[8]	Lakewood Village TX Special Assessment Revenue	4.750%	9/15/32	400	390
[20]	Lamar Consolidated Independent School District GO	5.000%	2/15/25	5,060	5,115
[20]	Lamar Consolidated Independent School District GO	5.000%	2/15/26	4,500	4,545
[20]	Lamar Consolidated Independent School District GO	5.000%	2/15/26	2,020	2,077
[20]	Lamar Consolidated Independent School District GO	5.000%	2/15/28	4,220	4,422
[20]	Lamar Consolidated Independent School District GO	5.000%	2/15/34	2,585	2,701
[20]	Lamar Consolidated Independent School District GO	3.000%	2/15/38	2,000	1,773
[20]	Lamar Consolidated Independent School District GO	3.000%	2/15/39	2,000	1,736
[20]	Lamar Consolidated Independent School District GO	5.000%	2/15/39	5,000	5,558
[20]	Lamar Consolidated Independent School District GO	5.000%	2/15/40	7,000	7,721
[20]	Lamar Consolidated Independent School District GO	5.000%	2/15/41	9,000	9,873
[20]	Lamar Consolidated Independent School District GO	5.000%	2/15/42	10,000	10,927
[20]	Lamar Consolidated Independent School District GO	4.000%	2/15/43	3,575	3,566
[20]	Lamar Consolidated Independent School District GO	5.000%	2/15/43	5,945	6,125
[20]	Lamar Consolidated Independent School District GO	5.000%	2/15/43	11,155	12,138
[20]	Lancaster TX Independent School District GO	4.000%	2/15/33	1,000	1,011
[20]	Lancaster TX Independent School District GO	4.000%	2/15/34	1,000	1,012
	Laredo College District GO, Prere.	5.000%	8/1/24	2,000	2,005
	Laredo College District GO, Prere.	5.000%	8/1/24	1,500	1,504
[20]	Laredo Independent School District GO	4.000%	8/1/29	2,000	2,002
[20]	Laredo Independent School District GO	4.000%	8/1/42	1,000	982
	Laredo TX GO	5.000%	2/15/37	1,000	1,115
	Laredo TX GO	5.000%	2/15/38	1,715	1,893
	Laredo TX GO	4.000%	2/15/39	3,085	3,105
	Laredo TX GO	4.000%	2/15/40	3,670	3,668
	Laredo TX GO	4.125%	2/15/41	2,340	2,349
	Laredo TX GO	4.125%	2/15/42	4,045	4,043
	Laredo TX GO	4.250%	2/15/43	3,270	3,291
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/34	300	305
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/35	235	239
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/36	550	558
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/39	625	626
[8]	Lavon TX Special Assessment Revenue	3.875%	9/15/32	537	495
[8]	Lavon TX Special Assessment Revenue	5.875%	9/15/42	1,108	1,111
[20]	Leander Independent School District GO	0.000%	8/16/24	8,500	8,402
[20]	Leander Independent School District GO	0.000%	8/16/25	10,000	9,530
	Leander Independent School District GO	5.000%	8/15/30	5,420	5,550
[20]	Leander Independent School District GO	3.000%	8/15/34	5,740	5,320
[20]	Leander Independent School District GO	4.000%	2/15/39	4,090	4,123
[20]	Leander Independent School District GO	4.000%	2/15/40	4,255	4,248
[20]	Leander Independent School District GO	4.000%	2/15/41	10,410	10,306
[20]	Leander Independent School District GO	5.000%	2/15/42	8,830	9,600
[20]	Leander Independent School District GO	4.250%	2/15/43	4,000	4,035
[20]	Lewisville Independent School District GO	5.000%	8/15/27	2,500	2,645
[20]	Lewisville Independent School District GO	5.000%	8/15/27	4,230	4,475
[20]	Lewisville Independent School District GO	5.000%	8/15/42	10,000	11,045
[20]	Lewisville Independent School District GO	5.000%	8/15/43	22,060	24,219

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[20]	Lewisville Independent School District GO	5.000%	8/15/44	1,815	1,982
	Lewisville TX GO	5.000%	2/15/28	3,290	3,505
	Lewisville TX GO	5.000%	2/15/29	3,465	3,753
	Lewisville TX GO	4.000%	2/15/38	2,250	2,291
	Lewisville TX GO	4.000%	2/15/42	2,550	2,544
[20]	Liberty Hill Independent School District GO	5.000%	2/1/37	1,000	1,123
[20]	Liberty Hill Independent School District GO	5.000%	2/1/38	4,990	5,499
[20]	Liberty Hill Independent School District GO	5.000%	2/1/38	535	596
[20]	Liberty Hill Independent School District GO	5.000%	2/1/39	4,770	5,232
[20]	Liberty Hill Independent School District GO	3.000%	2/1/40	2,650	2,234
[20]	Liberty Hill Independent School District GO	5.000%	2/1/40	4,850	5,282
[20]	Liberty Hill Independent School District GO	5.000%	2/1/40	1,100	1,209
[20]	Liberty Hill Independent School District GO	3.000%	2/1/41	2,000	1,653
[20]	Liberty Hill Independent School District GO	5.000%	2/1/41	1,180	1,287
[20]	Liberty Hill Independent School District GO	5.000%	2/1/42	1,945	2,096
[20]	Liberty Hill Independent School District GO	5.000%	2/1/42	1,605	1,744
[20]	Liberty Hill Independent School District GO	5.000%	2/1/43	1,600	1,733
[8]	Liberty Hill TX Special Assessment Revenue	3.125%	9/1/32	694	614
[8]	Liberty Hill TX Special Assessment Revenue	3.875%	9/1/32	211	189
[20]	Los Fresnos Consolidated Independent School District GO	5.000%	8/15/28	900	966
[1]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/40	2,855	2,856
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/28	15,070	15,656
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/27	5,300	5,305
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/28	4,500	4,504
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/28	2,750	2,936
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/29	4,470	4,474
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/29	2,500	2,710
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/31	1,635	1,653
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/31	1,375	1,413
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/31	1,750	1,890
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/31	1,350	1,501
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/32	1,420	1,435
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/32	2,250	2,429
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/33	3,000	3,237
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/33	1,245	1,363
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/34	2,010	2,128
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/34	4,250	4,579
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/34	1,500	1,640
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/35	3,065	3,240
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/35	4,500	4,838
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/35	1,250	1,362
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/37	1,060	1,140
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/37	2,400	2,608
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/38	1,500	1,604
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/38	1,870	2,066
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/39	2,000	2,131
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/39	8,635	9,262
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/39	1,000	1,092
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/39	2,190	2,406
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/40	2,710	2,871
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/40	2,570	2,787
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/40	17,345	18,495
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/40	2,000	2,183
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/41	13,475	14,302
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/41	1,000	1,086
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/42	2,000	2,164
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	4.000%	5/15/43	8,000	7,818
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/28	1,000	1,068
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/29	1,465	1,588
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/31	655	728
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/32	1,700	1,888
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/33	1,050	1,165

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/34	3,015	3,337
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/35	2,600	2,864
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/36	5,250	5,753
	Lubbock County TX GO	4.000%	2/15/29	2,170	2,234
	Lubbock County TX GO	4.000%	2/15/30	2,260	2,339
	Lubbock County TX GO	4.000%	2/15/42	2,040	1,994
	Lubbock County TX GO	4.000%	2/15/43	2,335	2,275
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/34	1,825	1,874
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/35	4,415	4,521
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/36	3,620	3,683
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	3.000%	4/15/37	7,510	6,472
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/38	3,420	3,430
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/39	1,000	997
[1]	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/39	3,640	3,941
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	3.000%	4/15/40	10,095	8,166
[1]	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/40	3,820	4,109
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/41	4,500	4,399
[1]	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/41	4,010	4,288
[1]	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/42	2,000	2,131
	Lubbock TX GO	4.000%	2/15/31	1,525	1,533
	Lubbock TX GO	4.000%	2/15/32	1,425	1,431
	Lubbock TX GO	4.000%	2/15/33	1,000	1,004
	Lubbock TX GO	4.000%	2/15/41	1,195	1,192
[20]	Lubbock-Cooper Independent School District GO	4.000%	2/15/47	1,475	1,414
	Mainland College GO	4.000%	8/15/30	650	674
	Mainland College GO	4.000%	8/15/31	795	823
	Mainland College GO	4.000%	8/15/32	560	578
	Mainland College GO	4.000%	8/15/33	510	526
	Mainland College GO	4.000%	8/15/34	635	654
	Mainland College GO	4.000%	8/15/35	500	513
	Mainland College GO	4.000%	8/15/36	1,000	1,019
	Mainland College GO	4.000%	8/15/37	750	759
	Mainland College GO	4.000%	8/15/38	750	754
	Mainland College GO	4.000%	8/15/39	1,680	1,685
	Mainland College GO	4.000%	8/15/40	895	890
[20]	Malakoff Independent School District GO	2.000%	2/15/38	2,805	2,038
[20]	Malakoff Independent School District GO	2.000%	2/15/39	2,865	1,996
[20]	Malakoff Independent School District GO	2.000%	2/15/40	2,920	1,987
[20]	Malakoff Independent School District GO	2.000%	2/15/41	2,980	1,982
	Mansfield TX GO	5.000%	2/15/39	1,000	1,093
	Mansfield TX GO	5.000%	2/15/42	4,210	4,554
	Mansfield TX GO	5.000%	2/15/43	4,425	4,766
	Mansfield TX GO	5.000%	2/15/44	4,650	4,994
	Mansfield TX Waterworks & Sewer System Water Revenue	5.000%	8/1/42	1,100	1,188
	Mansfield TX Waterworks & Sewer System Water Revenue	5.000%	8/1/43	1,120	1,207
	Mansfield TX Waterworks & Sewer System Water Revenue	5.000%	8/1/44	1,010	1,086
	Matagorda County Navigation District No. 1 Electric Power & Light Revenue	2.600%	11/1/29	10,000	8,993
[20]	McKinney Independent School District GO	5.000%	2/15/37	2,000	2,103
[20]	McKinney Independent School District GO	2.000%	2/15/40	2,000	1,374
[20]	McKinney Independent School District GO	2.000%	2/15/41	2,000	1,343
	McKinney TX GO	5.000%	8/15/33	275	312
	McKinney TX GO	3.500%	8/15/34	775	777
	McKinney TX GO	3.625%	8/15/35	780	784
	McKinney TX GO	3.750%	8/15/37	1,065	1,045
	McKinney TX GO	3.875%	8/15/39	1,830	1,775
	McKinney TX GO	3.875%	8/15/40	1,900	1,825
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/32	350	392
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/33	700	787
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/34	500	562
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/35	570	640
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/36	1,000	1,117
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/37	750	830
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/38	750	823
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/39	1,000	1,093

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/40	725	787
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/42	1,000	1,078
[20]	Medina Valley Independent School District GO	5.000%	2/15/41	8,390	9,131
[20]	Medina Valley Independent School District GO	5.000%	2/15/42	11,475	12,431
[20]	Medina Valley Independent School District GO	5.000%	2/15/43	5,000	5,402
[20]	Melissa Independent School District GO	5.000%	2/1/42	1,000	1,086
[10]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.125%	2/15/30	339	3
[20]	Mesquite Independent School District GO	5.000%	8/15/29	1,175	1,217
[20]	Midland Independent School District GO	4.000%	2/15/39	4,500	4,554
[20]	Midland Independent School District GO	4.000%	2/15/40	1,985	1,986
[20]	Midland Independent School District GO	4.000%	2/15/41	2,900	2,879
[20]	Midland Independent School District GO	4.000%	2/15/42	12,855	12,674
[20]	Midland Independent School District GO	4.000%	2/15/43	23,945	23,472
[20]	Midland Independent School District GO	4.000%	2/15/44	21,650	21,092
	Midland TX GO	4.000%	2/15/38	3,000	3,075
	Midland TX GO	4.000%	2/15/40	4,450	4,488
	Midland TX GO	4.000%	2/15/41	7,000	7,014
	Midland TX GO	4.000%	3/1/42	1,050	1,045
[8]	Midlothian TX Special Assessment Revenue	4.375%	9/15/27	132	129
[8]	Midlothian TX Special Assessment Revenue	4.750%	9/15/32	250	244
	Mont Belvieu TX GO	4.000%	8/15/37	1,745	1,765
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/31	525	532
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/32	685	695
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/33	710	720
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/34	1,520	1,541
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/36	1,110	1,123
	Montgomery County TX GO	4.000%	3/1/29	11,625	11,920
	Montgomery County TX GO	4.000%	3/1/30	13,500	13,846
	Montgomery County TX GO	5.000%	3/1/31	16,450	16,870
	Montgomery County TX GO	5.000%	3/1/32	16,910	17,323
[20]	Montgomery Independent School District GO	4.000%	2/15/34	6,115	6,122
[20]	Montgomery Independent School District GO	5.000%	2/15/40	4,395	4,778
[20]	New Braunfels Independent School District GO	3.000%	2/1/39	2,970	2,577
	New Braunfels TX GO	4.000%	2/1/34	1,630	1,632
[20]	New Caney Independent School District GO	5.000%	2/15/27	1,000	1,045
[20]	New Caney Independent School District GO	5.000%	2/15/28	525	559
[20]	New Caney Independent School District GO	5.000%	2/15/29	1,300	1,410
[20]	New Caney Independent School District GO	5.000%	2/15/34	2,750	2,777
[20]	New Caney Independent School District GO	5.000%	2/15/39	1,300	1,442
[20]	New Caney Independent School District GO	5.000%	2/15/40	3,500	3,855
[20]	New Caney Independent School District GO	5.000%	2/15/41	3,850	4,222
[20]	New Caney Independent School District GO	5.000%	2/15/42	4,150	4,532
[20]	New Caney Independent School District GO	5.000%	2/15/43	1,650	1,794
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	2,450	2,528
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	3,545	3,719
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,500	2,625
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,000	2,102
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	1/1/32	840	721
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/33	3,125	3,139
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	3,310	3,323
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	3,000	3,007
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	3,750	3,742
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	1/1/37	1,155	902
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	2,845	2,803
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	1/1/42	1,825	1,291
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.250%	10/1/26	5,450	5,398
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.500%	10/1/26	3,470	3,437
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Presbyterian Village North Project)	5.000%	10/1/34	1,500	1,417
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.250%	1/1/29	1,695	1,636
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.500%	1/1/35	1,400	1,308
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/24	1,250	1,274
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue (NCCD - College Station Project)	5.000%	7/1/25	4,000	3,710

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue (NCCD - College Station Project)	5.000%	7/1/30	12,500	11,594
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue (NCCD - College Station Project)	5.000%	7/1/35	15,900	14,747
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/25	3,245	3,285
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/25	1,000	1,012
[8]	New Hope Cultural Education Facilities Finance Corp. Revenue TOB VRDO	4.150%	5/1/24	70,395	70,395
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	1,350	1,345
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/26	1,415	1,426
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	1,485	1,499
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	1,560	1,578
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	1,640	1,661
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	1,470	1,489
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/36	9,000	9,109
[20]	North East TX Independent School District GO	4.000%	8/1/35	1,250	1,275
[20]	North East TX Independent School District GO	3.000%	8/1/38	1,200	1,047
[2]	North Fort Bend Water Authority Water Revenue	5.000%	12/15/30	2,785	3,068
[2]	North Fort Bend Water Authority Water Revenue	4.000%	12/15/32	1,350	1,412
[2]	North Fort Bend Water Authority Water Revenue	4.000%	12/15/33	500	521
[2]	North Fort Bend Water Authority Water Revenue	4.000%	12/15/34	375	390
[2]	North Fort Bend Water Authority Water Revenue	3.000%	12/15/35	750	680
[2]	North Fort Bend Water Authority Water Revenue	3.000%	12/15/36	590	523
[8]	North Parkway Municipal Management District No. 1 Special Assessment Revenue	3.625%	9/15/31	243	222
[8]	North Parkway Municipal Management District No. 1 Special Assessment Revenue (Major Improvements Project)	4.250%	9/15/31	3,153	3,038
	North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Sewer Revenue	2.000%	6/1/40	3,300	2,209
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/33	8,500	8,615
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/34	8,500	8,608
	North Texas Municipal Water District Water System Water Revenue	3.000%	9/1/35	1,075	985
	North Texas Municipal Water District Water System Water Revenue	3.000%	9/1/37	4,490	3,950
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	2,185	2,205
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	115	115
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	70	70
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	11,735	12,036
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	2,000	2,015
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	4,570	4,672
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	2,705	2,762
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	17,175	17,934
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	3,195	3,265
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	5,020	5,062
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	6,495	6,645
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	1,925	1,968
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	15,180	15,297
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	5,020	5,062
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	3,095	3,166
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	9,285	9,487
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/32	13,500	13,599
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	48,045	48,399
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	16,290	16,419
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	3,615	3,694
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	4,830	5,027
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/33	2,575	2,591
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/33	2,000	2,066
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	44,500	44,814
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	10,225	10,303
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	6,905	7,163
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	2,415	2,511
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	835	957
[1]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/34	2,035	2,057
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/34	2,000	2,062
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	33,035	33,261
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	1,500	1,531
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	4,275	4,431
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	7,050	8,178
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	1,500	1,584
[1]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/35	3,000	3,028
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	6,500	6,542

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	1,025	1,046
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	5,025	5,202
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	2,130	2,245
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	13,245	13,261
[1]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	3,100	3,122
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	1,345	1,373
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/36	1,930	1,967
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/36	7,045	7,281
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/36	2,955	3,103
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/37	10,000	9,923
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/37	3,000	3,024
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/37	37,490	38,071
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/37	3,300	3,340
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/37	10,200	10,514
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/38	3,105	3,113
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/38	2,500	2,508
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	11,285	11,790
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	9,500	10,399
	North Texas Tollway Authority Highway Revenue	4.125%	1/1/40	15,250	15,381
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/40	11,265	12,245
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/41	1,135	1,104
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/41	1,500	1,632
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/43	37,685	38,995
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	0.000%	9/1/31	25,000	12,394
[5]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/28	1,500	1,312
[5]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/30	3,000	2,444
[5]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/31	15,195	11,912
[5]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/32	15,860	11,940
[5]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/33	13,000	9,385
[5]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/34	43,080	29,850
[5]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/35	12,500	8,295
[5]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/36	10,000	6,312
[5]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/37	7,310	4,367
[20]	Northside Independent School District GO	5.000%	6/15/27	2,235	2,307
[20]	Northside Independent School District GO	5.000%	8/1/37	1,000	1,119
[20]	Northside Independent School District GO	5.000%	8/1/39	1,000	1,113
[20]	Northside Independent School District GO	5.000%	8/1/40	1,485	1,636
[4,20]	Northside Independent School District GO	5.000%	8/15/40	1,500	1,668
[20]	Northside Independent School District GO	5.000%	8/1/41	3,000	3,286
[20]	Northside Independent School District GO	5.000%	8/1/42	2,165	2,361
[4,20]	Northside Independent School District GO	5.000%	8/15/42	1,500	1,649
[20]	Northside Independent School District GO PUT	0.700%	6/1/25	10,000	9,674
[20]	Northside Independent School District GO PUT	3.000%	8/1/26	43,660	42,813
[20]	Northside Independent School District GO PUT	2.000%	6/1/27	4,145	3,911
[20]	Northwest Independent School District GO	4.000%	2/15/39	2,410	2,431
[20]	Northwest Independent School District GO	5.000%	2/15/39	2,000	2,201
[20]	Northwest Independent School District GO	5.000%	2/15/39	1,035	1,147
[20]	Northwest Independent School District GO	4.000%	2/15/40	1,550	1,555
[20]	Northwest Independent School District GO	5.000%	2/15/40	2,055	2,247
[20]	Northwest Independent School District GO	5.000%	2/15/40	4,500	4,921
[20]	Northwest Independent School District GO	5.000%	2/15/41	4,800	5,223
[20]	Northwest Independent School District GO	4.000%	2/15/42	7,000	7,005
[20]	Northwest Independent School District GO	5.000%	2/15/42	1,735	1,892
[20]	Northwest Independent School District GO	4.000%	2/15/43	5,800	5,756
[20]	Northwest Independent School District GO	5.000%	2/15/43	2,705	2,937
[20]	Northwest Independent School District GO	5.000%	2/15/44	4,090	4,424
	Nueces County TX GO	4.000%	2/15/34	480	497
	Nueces County TX GO	4.000%	2/15/36	640	655
	Nueces County TX GO	4.000%	2/15/39	1,250	1,243
	Odessa Junior College District GO	5.000%	8/15/26	770	797
	Odessa Junior College District GO	5.000%	8/15/28	660	698
	Odessa Junior College District GO	4.000%	8/15/35	2,170	2,198
	Odessa Junior College District GO	4.000%	8/15/36	1,000	1,009
	Odessa Junior College District GO	4.000%	8/15/37	2,885	2,898
	Odessa TX GO	3.000%	3/1/33	5,355	5,032
	Odessa TX GO	3.000%	3/1/34	2,685	2,495
	Odessa TX GO	3.000%	3/1/35	2,425	2,216

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[20]	Palacios Independent School District GO	5.000%	2/15/30	1,490	1,640
[20]	Palacios Independent School District GO	5.000%	2/15/31	1,920	2,141
[20]	Palacios Independent School District GO	4.000%	2/15/33	2,995	3,112
[20]	Palacios Independent School District GO	4.000%	2/15/34	3,115	3,234
[20]	Palacios Independent School District GO	4.000%	2/15/35	3,240	3,356
[20]	Pampa Independent School District GO, Prere.	5.000%	8/15/25	1,000	1,017
[20]	Pasadena Independent School District GO	5.000%	2/15/40	3,280	3,603
[20]	Pasadena Independent School District GO	5.000%	2/15/41	1,585	1,731
[20]	Pasadena Independent School District GO	5.000%	2/15/42	1,000	1,088
[20]	Pasadena Independent School District GO	5.000%	2/15/43	3,500	3,790
	Pasadena TX GO	4.000%	2/15/30	1,765	1,767
[20]	Pearland Independent School District GO	5.000%	2/15/28	2,055	2,110
[20]	Pearland Independent School District GO	5.000%	2/15/31	825	847
[20]	Pearland Independent School District GO	5.000%	2/15/42	7,140	7,485
[20]	Pearland Independent School District GO, Prere.	5.000%	2/15/26	175	179
	Pearland TX GO	5.000%	3/1/30	9,575	9,811
[2]	Pearland TX GO	5.000%	9/1/31	510	566
[2]	Pearland TX GO	5.000%	9/1/32	735	824
[2]	Pearland TX GO	5.000%	9/1/34	540	614
[2]	Pearland TX GO	5.000%	9/1/35	565	639
[2]	Pearland TX GO	5.000%	9/1/36	605	677
[2]	Pearland TX GO	5.250%	9/1/37	460	518
[2]	Pearland TX GO	5.250%	9/1/38	475	530
[2]	Pearland TX GO	5.250%	9/1/39	1,020	1,134
[2]	Pearland TX GO	5.250%	9/1/40	1,070	1,184
[2]	Pearland TX GO	5.250%	9/1/41	1,000	1,102
[2]	Pearland TX GO	5.250%	9/1/42	1,000	1,100
[2]	Pearland TX GO	5.250%	9/1/43	700	768
[20]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/28	1,250	1,329
[20]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/29	1,240	1,315
[20]	Pecos Barstow Toyah Independent School District GO	4.000%	2/15/34	2,255	2,329
[20]	Pecos Barstow Toyah Independent School District GO	4.000%	2/15/35	1,695	1,747
[20]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/35	1,275	1,353
[20]	Pecos Barstow Toyah Independent School District GO	4.000%	2/15/36	960	985
[20]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/36	1,000	1,058
[20]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/37	1,300	1,369
[20]	Pecos Barstow Toyah Independent School District GO, Prere.	4.000%	2/15/30	740	781
	Permanent University Fund - Texas A&M University System College & University Revenue	5.000%	7/1/26	4,000	4,139
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/26	6,250	6,356
	Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/30	1,225	1,224
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/40	20,415	22,680
	Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/41	3,250	3,265
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/41	28,185	31,175
[20]	Pflugerville Independent School District GO	5.000%	2/15/32	5,160	5,483
[20]	Pflugerville Independent School District GO	5.000%	2/15/37	4,400	4,484
[20]	Pflugerville Independent School District GO	5.000%	2/15/38	5,000	5,087
[20]	Pflugerville Independent School District GO	5.000%	2/15/39	3,005	3,053
	Pflugerville Independent School District GO	4.000%	2/15/42	6,905	6,725
	Pflugerville TX GO	4.000%	8/1/38	1,770	1,784
	Pflugerville TX GO	4.000%	8/1/39	1,930	1,934
	Pflugerville TX GO	5.000%	8/1/40	1,300	1,413
	Pflugerville TX GO	5.000%	8/1/40	3,445	3,743
	Pflugerville TX GO	4.000%	8/1/41	890	877
[8]	Pilot Point TX Special Assessment Revenue	5.250%	9/15/32	234	235
[8]	Pilot Point TX Special Assessment Revenue	5.250%	9/15/32	258	259
[8]	Pilot Point TX Special Assessment Revenue	5.500%	9/15/42	716	699
[20]	Plano Independent School District GO	5.000%	2/15/28	12,745	13,070
	Plano Independent School District GO	5.000%	2/15/43	10,190	10,984
	Plano TX GO	5.000%	9/1/28	4,415	4,758
[20]	Port Arthur Independent School District GO	4.000%	2/15/30	2,060	2,076
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/27	1,000	1,060
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/29	1,750	1,916
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	4.000%	10/1/35	1,525	1,572
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	4.000%	10/1/37	3,355	3,401
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/40	4,150	4,548
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/41	5,000	5,455
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/42	3,800	4,129

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/43	7,500	8,112
[20]	Port Neches-Groves TX Independent School District GO	2.000%	2/15/39	2,305	1,622
	Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	4.000%	12/1/35	1,655	1,696
	Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	5.000%	12/1/36	1,280	1,371
	Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	5.000%	12/1/37	1,500	1,595
	Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	5.000%	12/1/38	1,200	1,269
[20]	Prosper Independent School District GO	5.000%	2/15/37	2,270	2,403
[20]	Prosper Independent School District GO	3.000%	2/15/38	4,605	4,082
[20]	Prosper Independent School District GO	3.000%	2/15/41	4,635	3,857
[20]	Prosper Independent School District GO PUT	4.000%	8/15/26	1,995	1,998
[20]	Red Oak Independent School District GO	5.000%	2/15/39	2,365	2,623
[20]	Red Oak Independent School District GO	5.000%	2/15/40	2,485	2,737
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/25	1,000	1,001
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/26	985	990
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/27	900	907
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/28	805	813
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/29	1,420	1,433
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	4.000%	6/1/36	1,000	926
[20]	Richardson Independent School District GO	5.000%	2/15/38	3,000	3,315
[20]	Richardson Independent School District GO	3.000%	2/15/39	1,000	856
[20]	Richardson Independent School District GO	5.000%	2/15/40	4,340	4,730
[20]	Richardson Independent School District GO	3.000%	2/15/41	1,000	821
[20]	Richardson Independent School District GO	5.000%	2/15/41	3,510	3,805
[20]	Richardson Independent School District GO	5.000%	2/15/42	3,300	3,562
[20]	Rockwall Independent School District GO	5.000%	2/15/38	1,450	1,613
	Round Rock Independent School District GO	3.000%	8/1/34	2,010	1,823
[1]	Royse City TX GO	4.125%	8/15/42	1,000	1,010
[20]	Royse City TX Independent School District GO	5.000%	2/15/40	5,415	5,947
[20]	Royse City TX Independent School District GO	5.000%	2/15/41	2,500	2,731
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/25	4,650	4,716
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/26	7,000	7,138
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/27	1,805	1,859
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue	3.000%	8/1/33	2,110	1,971
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue	3.000%	8/1/35	2,425	2,208
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue	3.000%	8/1/36	2,580	2,302
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue	3.000%	8/1/37	720	628
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue	3.000%	8/1/38	2,805	2,396
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue	3.000%	8/1/39	2,985	2,521
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue	3.000%	8/1/40	3,125	2,586
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue	3.000%	8/1/41	3,295	2,683
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/33	20,000	22,537
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/34	17,500	19,701
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/35	21,625	24,229
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/36	35,700	39,718
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/37	36,485	40,216
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/25	1,750	1,767
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	11,870	12,434
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/28	7,860	7,915
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/28	14,645	15,621
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/29	4,615	4,496
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/29	5,695	5,881
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/30	5,175	5,018
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/30	11,015	11,426
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	11,605	11,997
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/31	5,470	5,264
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/31	32,480	30,710
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/31	3,000	3,134
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/32	4,000	4,184
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/32	4,460	4,596
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/32	2,150	2,432
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/33	5,000	5,037
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/33	2,560	2,682
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/34	10,500	10,574
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/34	30,005	32,997
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/34	5,850	6,109
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/35	18,405	20,198
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/36	4,000	4,165

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/36	4,105	4,472
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/36	1,875	2,072
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/36	2,000	2,233
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/37	15,845	17,148
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/37	1,750	1,916
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/37	2,720	2,822
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/38	2,000	2,193
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/39	4,250	4,276
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/40	2,470	2,649
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/40	2,000	2,163
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/41	5,000	4,957
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/43	2,695	2,630
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/43	10,000	9,911
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/46	7,000	7,356
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/25	6,080	5,826
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.125%	12/1/26	5,700	5,148
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/26	10,240	10,176
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.000%	12/1/27	9,015	8,314
	San Antonio TX GO	5.000%	2/1/25	10,000	10,102
	San Antonio TX GO	5.000%	2/1/27	4,915	4,967
	San Antonio TX GO	4.000%	8/1/35	9,170	9,358
	San Antonio TX GO	4.000%	8/1/35	2,355	2,468
	San Antonio TX GO	3.000%	8/1/38	2,625	2,282
	San Antonio TX GO	3.000%	8/1/39	2,705	2,307
[8]	San Antonio TX Housing Trust Public Facility Corp. Multifamily Housing Revenue TOB VRDO	4.150%	5/1/24	13,000	13,000
[20]	San Antonio TX Independent School District GO	5.000%	2/15/25	5,575	5,634
[20]	San Antonio TX Independent School District GO	5.000%	8/15/27	1,500	1,527
[20]	San Antonio TX Independent School District GO	5.000%	8/15/28	1,720	1,752
[20]	San Antonio TX Independent School District GO	5.000%	8/15/31	1,000	1,033
[20]	San Antonio TX Independent School District GO	5.000%	8/15/35	3,000	3,042
[20]	San Antonio TX Independent School District GO	5.000%	8/15/36	3,000	3,037
[20]	San Antonio TX Independent School District GO	3.000%	8/15/38	1,170	1,009
[20]	San Antonio TX Independent School District GO	5.000%	8/15/38	2,820	2,848
	San Antonio Water System Water Revenue	5.000%	5/15/32	1,115	1,169
	San Antonio Water System Water Revenue	5.000%	5/15/32	1,395	1,434
	San Antonio Water System Water Revenue	5.000%	5/15/33	6,230	6,426
	San Antonio Water System Water Revenue	5.000%	5/15/34	7,000	7,217
	San Antonio Water System Water Revenue	5.000%	5/15/35	6,500	6,694
	San Antonio Water System Water Revenue	5.000%	5/15/35	2,670	2,838
	San Antonio Water System Water Revenue	5.000%	5/15/36	4,370	4,631
	San Antonio Water System Water Revenue	5.000%	5/15/37	5,085	5,361
	San Antonio Water System Water Revenue	4.000%	5/15/38	3,500	3,542
	San Antonio Water System Water Revenue	4.000%	5/15/38	4,000	4,053
	San Antonio Water System Water Revenue	5.000%	5/15/38	5,500	5,775
	San Antonio Water System Water Revenue	5.000%	5/15/38	1,125	1,198
	San Antonio Water System Water Revenue	4.000%	5/15/39	4,385	4,423
	San Antonio Water System Water Revenue	4.000%	5/15/40	6,715	6,730
	San Antonio Water System Water Revenue	4.000%	5/15/40	2,435	2,440
	San Antonio Water System Water Revenue	4.000%	5/15/42	8,750	8,699
	San Antonio Water System Water Revenue	5.000%	5/15/43	9,725	10,071
	San Antonio Water System Water Revenue PUT	1.000%	11/1/26	8,335	7,531
	San Jacinto Community College District GO	4.000%	2/15/34	1,000	1,047
	San Jacinto Community College District GO	4.000%	2/15/35	750	782
	San Jacinto Community College District GO	4.000%	2/15/36	700	725
[20]	San Marcos Consolidated Independent School District GO	5.000%	8/15/41	5,445	5,971
[20]	San Marcos Consolidated Independent School District GO	5.000%	8/15/43	7,725	8,399
	San Marcos TX GO	4.000%	8/15/36	1,280	1,319
[20]	Sanger Independent School District GO	4.000%	8/15/38	1,470	1,484
[20]	Sanger Independent School District GO	4.000%	8/15/39	1,630	1,640
[20]	Sanger Independent School District GO	4.000%	8/15/40	3,595	3,587
[20]	Sanger Independent School District GO	4.000%	8/15/41	4,820	4,774
[20]	Sanger Independent School District GO	4.000%	8/15/42	3,525	3,461
[20]	Sherman Independent School District GO	5.000%	2/15/39	1,000	1,048
	Sherman TX GO	5.000%	8/15/48	3,395	3,588
[20]	Sherman TX Independent School District GO	5.000%	2/15/40	4,000	4,406
[20]	Sherman TX Independent School District GO	5.000%	2/15/41	5,215	5,708
[20]	Sherman TX Independent School District GO	5.000%	2/15/43	5,245	5,687

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[20]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/37	400	449
[20]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/38	515	570
[20]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/39	700	768
[20]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/40	2,750	3,002
[20]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/41	865	941
[20]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/42	1,000	1,082
[20]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/43	1,235	1,333
	Smith County TX GO	4.000%	8/15/37	5,460	5,525
	Smith County TX GO	5.000%	8/15/43	7,000	7,552
[20]	Socorro Independent School District GO	5.000%	8/15/29	4,005	4,232
[20]	Socorro Independent School District GO	4.000%	8/15/31	9,000	9,123
[20]	Socorro Independent School District GO	5.000%	8/15/34	4,605	4,943
[20]	Socorro Independent School District GO	5.000%	8/15/35	4,435	4,754
[20]	Socorro Independent School District GO	5.000%	8/15/36	4,305	4,596
[20]	Socorro Independent School District GO	5.000%	8/15/39	9,585	10,120
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/25	4,345	4,430
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/25	810	826
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/26	2,520	2,602
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/26	700	725
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/28	2,725	2,813
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/28	745	787
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/29	1,615	1,701
	Southwest Higher Education Authority Inc. College & University Revenue	4.000%	10/1/35	2,200	2,222
	Southwest Higher Education Authority Inc. College & University Revenue	4.000%	10/1/36	2,710	2,720
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/32	1,375	1,575
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/34	1,825	2,110
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/37	1,000	1,129
[1]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/28	560	586
[1]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/29	200	212
[1]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/30	500	535
[1]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/31	425	441
[1]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/33	450	460
[1]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/34	225	230
[1]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/35	225	229
[1]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/36	350	355
[20]	Southwest Independent School District GO	5.000%	2/1/35	1,000	1,131
[20]	Southwest Independent School District GO	5.000%	2/1/36	600	674
[20]	Southwest Independent School District GO	3.000%	2/1/37	3,000	2,692
[20]	Southwest Independent School District GO	5.000%	2/1/37	1,035	1,154
[20]	Southwest Independent School District GO	3.000%	2/1/38	4,000	3,534
[20]	Southwest Independent School District GO	5.000%	2/1/38	875	967
[20]	Southwest Independent School District GO	3.000%	2/1/39	3,000	2,597
[20]	Southwest Independent School District GO	5.000%	2/1/39	1,615	1,774
[20]	Southwest Independent School District GO	5.000%	2/1/40	2,000	2,183
[20]	Southwest Independent School District GO	5.000%	2/1/41	2,250	2,446
[20]	Southwest Independent School District GO	4.000%	2/1/43	1,400	1,379
[20]	Spring Branch Independent School District GO	5.000%	2/1/28	4,310	4,602
[20]	Spring Branch Independent School District GO	5.000%	2/1/31	3,325	3,607
[20]	Spring Branch Independent School District GO	4.000%	2/1/40	4,845	4,840
[20]	Spring Branch Independent School District GO	4.000%	2/1/42	3,565	3,504
[20]	Spring Branch Independent School District GO	4.000%	2/1/44	4,015	3,924
[20]	Spring Branch Independent School District GO	4.000%	2/1/45	6,160	5,979
[20]	Spring Independent School District GO	5.000%	8/15/25	3,690	3,760
[20]	Spring Independent School District GO	5.000%	8/15/28	7,850	8,007
	Spring Independent School District GO	5.000%	8/15/28	2,315	2,395
[20]	Spring Independent School District GO	5.000%	8/15/29	4,315	4,402
[20]	Spring Independent School District GO	5.000%	8/15/33	8,565	8,845
[20]	Spring Independent School District GO	5.000%	8/15/34	8,995	9,283
[20]	Spring Independent School District GO	5.000%	8/15/35	6,000	6,184
[20]	Spring Independent School District GO	5.000%	8/15/36	6,915	7,110
[20]	Spring Independent School District GO	5.000%	8/15/37	5,000	5,129
	Spring Independent School District GO	4.000%	8/15/39	10,500	10,504
	Spring Independent School District GO	4.000%	8/15/40	5,920	5,876
	Stephen F Austin State University College & University Revenue	5.000%	10/15/25	620	631

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Stephen F Austin State University College & University Revenue	5.000%	10/15/26	2,265	2,345
	Stephen F Austin State University College & University Revenue	5.000%	10/15/29	1,010	1,043
	Stephen F Austin State University College and University Revenue	5.000%	10/15/42	5,950	6,229
	Sugar Land TX GO	4.000%	2/15/32	1,500	1,521
	Sugar Land TX GO	4.000%	2/15/34	1,000	1,012
	Sugar Land TX GO	4.000%	2/15/35	1,315	1,329
	Tarrant County College District GO	5.000%	8/15/28	1,435	1,544
	Tarrant County College District GO	5.000%	8/15/29	3,075	3,369
	Tarrant County College District GO	4.000%	8/15/41	2,000	2,003
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,420	3,561
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,870	4,095
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	4,195	4,310
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	6,295	6,474
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	3,055	3,144
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,565	1,612
[4]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	30,000	33,115
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	2,800	2,884
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	1,000	1,015
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	800	807
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	1,900	2,067
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	2,000	2,152
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/41	2,000	1,968
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/42	7,500	7,317
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Air Force Villages Project)	4.000%	5/15/27	1,925	1,875
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	5,965	6,108
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/30	10,830	11,736
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/32	15,715	17,269
	Tarrant County Hospital District GO	5.000%	8/15/25	425	432
	Tarrant County Hospital District GO	5.000%	8/15/26	1,000	1,036
	Tarrant County Hospital District GO	5.250%	8/15/36	1,000	1,133
	Tarrant County Hospital District GO	5.250%	8/15/37	1,000	1,122
	Tarrant County Hospital District GO	5.250%	8/15/38	1,500	1,671
	Tarrant County Hospital District GO	5.250%	8/15/39	1,820	2,021
	Tarrant County Hospital District GO	4.000%	8/15/43	9,000	8,828
	Tarrant County TX GO	5.000%	7/15/32	500	564
	Tarrant County TX GO	4.000%	7/15/40	5,340	5,342
	Tarrant County TX GO	4.000%	7/15/41	2,055	2,047
	Tarrant County TX GO	4.000%	7/15/42	6,110	6,057
	Tarrant Regional Water District Water Revenue, Prere.	5.000%	9/1/24	10,815	10,852
	Tarrant Regional Water District Water Revenue, Prere.	5.000%	9/1/24	11,360	11,399
	Tarrant Regional Water District Water Revenue, Prere.	5.000%	9/1/24	11,925	11,966
[20]	Taylor Independent School District TX GO	4.000%	2/15/40	1,550	1,555
	Taylor TX GO	4.000%	8/15/44	1,775	1,695
	Temple TX GO	4.000%	8/1/40	1,865	1,831
	Temple TX GO	4.000%	8/1/41	4,435	4,325
	Temple TX GO	4.000%	8/1/41	1,905	1,858
	Temple TX GO	4.000%	8/1/42	1,575	1,529
	Temple TX GO	4.000%	8/1/43	5,425	5,225
[20]	Temple TX Independent School District GO	4.000%	2/1/40	1,500	1,499
[20]	Temple TX Independent School District GO	4.000%	2/1/41	2,635	2,625
[20]	Temple TX Independent School District GO	4.000%	2/1/42	3,000	2,971
[20]	Texas City TX Independent School District GO	5.000%	8/15/28	1,860	2,002
[20]	Texas City TX Independent School District GO	4.000%	8/15/33	1,420	1,443
[20]	Texas City TX Independent School District GO	4.000%	8/15/40	1,250	1,259
[20]	Texas City TX Independent School District GO	4.000%	8/15/41	1,610	1,619
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	4.400%	7/1/37	1,465	1,489
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	4.650%	9/1/42	3,085	3,138
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	3.500%	7/1/52	7,850	7,635
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.500%	9/1/52	8,750	9,173
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.750%	1/1/53	6,885	7,262
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.500%	7/1/53	21,585	22,693
	Texas GO	5.000%	10/1/27	2,000	2,038
	Texas GO	5.000%	4/1/28	1,000	1,031
	Texas GO	5.000%	10/1/30	28,615	30,137
	Texas GO	5.000%	10/1/31	7,955	8,378
	Texas GO	5.000%	4/1/32	15,000	15,477

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas GO	5.000%	10/1/32	12,225	12,856
	Texas GO	5.000%	4/1/33	5,000	5,158
	Texas GO	4.000%	10/1/33	3,500	3,578
	Texas GO	5.000%	10/1/33	7,560	7,941
	Texas GO	5.000%	4/1/34	4,010	4,137
	Texas GO	5.000%	10/1/34	11,795	12,372
	Texas GO	5.000%	8/1/35	1,000	1,118
	Texas GO	5.000%	4/1/36	13,000	13,382
	Texas GO	5.000%	4/1/36	19,300	19,867
	Texas GO	5.000%	8/1/36	1,585	1,757
	Texas GO	5.000%	10/1/36	22,720	23,053
	Texas GO	5.000%	10/1/36	20,000	20,829
	Texas GO	5.000%	4/1/37	8,000	8,213
	Texas GO	5.000%	8/1/37	1,000	1,100
	Texas GO	5.000%	4/1/38	4,300	4,405
	Texas GO	5.000%	4/1/39	10,450	10,689
	Texas GO	5.000%	8/1/41	1,000	1,096
	Texas GO	5.000%	8/1/42	1,025	1,119
	Texas GO	5.000%	8/1/43	1,105	1,203
	Texas GO, Prere.	4.000%	10/1/24	3,500	3,501
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	6.250%	12/15/26	13,950	14,388
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	1,000	1,010
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	2,295	2,337
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/27	5,920	6,084
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	25,175	25,929
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/29	40,880	42,365
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/30	15,215	15,852
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/31	3,000	3,141
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/32	33,630	35,392
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue	5.500%	1/1/33	4,470	4,900
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/30	159,220	170,388
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/34	71,410	78,735
[1]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/29	1,500	1,449
[1]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/30	1,215	1,166
[1]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/36	1,000	894
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/30	5,000	5,127
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/30	2,000	2,150
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/31	11,050	11,306
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/31	6,250	6,394
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/31	2,855	3,067
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/32	4,750	4,847
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/32	6,500	6,631
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/32	1,225	1,316
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/33	9,200	9,378
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/33	12,000	12,230
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/34	15,000	15,273
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/34	9,550	9,710
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/34	3,000	3,208
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/35	10,175	10,337
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/35	7,000	7,096
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/35	2,500	2,659
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/36	9,870	9,985
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/36	8,385	8,482
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/36	3,175	3,356
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/37	7,075	7,122
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/37	4,875	4,897
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/37	5,000	4,900
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/38	7,250	7,261
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/38	6,020	6,018
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/38	3,555	3,446
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/39	11,240	11,178
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/39	10,760	10,700
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/39	14,160	13,666
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/40	5,875	5,779
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/30	1,900	1,998
[2]	Texas Public Finance Authority College & University Revenue	5.250%	5/1/36	750	817
[2]	Texas Public Finance Authority College & University Revenue	5.250%	5/1/39	600	639

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Texas Public Finance Authority College & University Revenue	5.250%	5/1/40	600	637
[2]	Texas Public Finance Authority College & University Revenue	5.250%	5/1/41	500	529
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/27	2,350	2,453
	Texas State University System College & University Revenue	5.000%	3/15/30	2,855	2,996
	Texas State University System College & University Revenue	5.000%	3/15/33	1,515	1,585
	Texas State University System College & University Revenue	4.000%	3/15/34	3,510	3,578
	Texas State University System College & University Revenue	5.000%	3/15/34	2,370	2,476
	Texas State University System College & University Revenue	4.000%	3/15/35	2,000	2,028
	Texas State University System College & University Revenue	5.000%	3/15/35	1,710	1,784
	Texas State University System College & University Revenue	5.000%	3/15/36	1,500	1,562
	Texas State University System College & University Revenue	3.000%	3/15/37	2,955	2,649
	Texas Tech University System College & University Revenue	5.000%	2/15/36	7,000	7,971
	Texas Tech University System College & University Revenue	5.000%	2/15/39	1,375	1,533
	Texas Tech University System College & University Revenue	5.000%	2/15/40	4,460	4,938
	Texas Transportation Commission GO	5.000%	4/1/29	8,570	9,348
	Texas Transportation Commission GO	5.000%	4/1/30	20,000	22,205
	Texas Transportation Commission GO	5.000%	4/1/39	7,225	8,107
	Texas Transportation Commission GO	5.000%	4/1/40	6,870	7,655
	Texas Transportation Commission GO	5.000%	4/1/41	8,100	8,958
	Texas Transportation Commission GO	5.000%	4/1/42	9,640	10,610
	Texas Transportation Commission GO PUT	0.650%	4/1/26	32,910	30,498
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/40	420	194
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	4,545	4,644
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/27	3,000	3,095
	Texas Water Development Board Water Revenue	5.000%	4/15/25	6,225	6,312
	Texas Water Development Board Water Revenue	5.000%	4/15/26	1,130	1,166
	Texas Water Development Board Water Revenue	5.000%	8/1/26	12,955	13,432
	Texas Water Development Board Water Revenue	5.000%	10/15/26	10,000	10,405
	Texas Water Development Board Water Revenue	5.000%	4/15/28	7,725	8,141
	Texas Water Development Board Water Revenue	5.000%	8/1/28	4,115	4,327
	Texas Water Development Board Water Revenue	5.000%	4/15/29	6,750	7,118
	Texas Water Development Board Water Revenue	4.000%	10/15/33	5,130	5,234
	Texas Water Development Board Water Revenue	4.000%	10/15/33	10,000	10,080
	Texas Water Development Board Water Revenue	5.000%	8/1/34	3,440	3,617
	Texas Water Development Board Water Revenue	3.000%	10/15/34	4,580	4,235
	Texas Water Development Board Water Revenue	4.000%	10/15/34	5,910	5,995
	Texas Water Development Board Water Revenue	4.000%	10/15/34	16,495	16,865
	Texas Water Development Board Water Revenue	5.000%	10/15/34	5,000	5,194
	Texas Water Development Board Water Revenue	3.000%	10/15/35	6,995	6,373
	Texas Water Development Board Water Revenue	4.000%	10/15/35	6,040	6,110
	Texas Water Development Board Water Revenue	4.000%	10/15/35	35,525	36,222
	Texas Water Development Board Water Revenue	4.000%	8/1/36	5,785	6,018
	Texas Water Development Board Water Revenue	4.000%	10/15/36	4,750	4,820
	Texas Water Development Board Water Revenue	4.000%	10/15/36	6,130	6,370
	Texas Water Development Board Water Revenue	3.000%	10/15/37	5,000	4,358
	Texas Water Development Board Water Revenue	4.000%	10/15/37	2,000	2,018
	Texas Water Development Board Water Revenue	4.500%	10/15/37	4,000	4,289
	Texas Water Development Board Water Revenue	4.000%	4/15/38	1,245	1,281
	Texas Water Development Board Water Revenue	5.000%	8/1/38	5,860	6,466
	Texas Water Development Board Water Revenue	4.550%	10/15/38	6,840	7,299
	Texas Water Development Board Water Revenue	5.000%	10/15/38	5,000	5,293
	Texas Water Development Board Water Revenue	4.600%	10/15/39	20,900	22,277
	Texas Water Development Board Water Revenue	3.000%	10/15/40	2,480	2,051
	Texas Water Development Board Water Revenue	4.650%	10/15/40	18,890	20,081
	Texas Water Development Board Water Revenue	4.700%	10/15/41	5,345	5,675
	Texas Water Development Board Water Revenue	4.700%	10/15/41	20,400	21,749
	Texas Water Development Board Water Revenue	4.750%	10/15/42	10,870	11,498
	Texas Water Development Board Water Revenue	4.000%	10/15/43	1,715	1,676
	Texas Water Development Board Water Revenue	5.000%	10/15/43	5,000	5,201
[20]	Tomball Independent School District GO	4.000%	2/15/28	1,000	1,002
[20]	Tomball Independent School District GO	5.000%	2/15/34	1,500	1,601
[20]	Tomball Independent School District GO	5.000%	2/15/36	1,000	1,063
[20]	Tomball Independent School District GO	3.875%	2/15/43	4,190	3,915
	Travis County TX GO	5.000%	3/1/27	2,510	2,576
	Travis County TX GO	5.000%	3/1/28	6,180	6,339
	Travis County TX GO	5.000%	3/1/37	8,930	9,567
	Travis County TX GO	5.000%	3/1/39	6,000	6,400

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Travis County TX GO	4.000%	3/1/41	5,000	4,936
[4]	Travis County TX GO	4.000%	3/1/41	3,060	3,024
[4]	Travis County TX GO	4.000%	3/1/41	1,885	1,863
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/27	6,940	7,164
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/33	4,085	4,389
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/34	3,525	3,788
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/35	4,500	4,820
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/36	3,950	4,218
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/37	4,000	4,252
	Trinity River Authority Red Oak Creek System Sewer Revenue	4.000%	2/1/28	1,715	1,756
	Trinity River Authority Red Oak Creek System Sewer Revenue	4.000%	2/1/29	1,800	1,856
	Trinity River Authority Red Oak Creek System Sewer Revenue	4.000%	2/1/30	1,885	1,955
	Trinity River Authority Red Oak Creek System Sewer Revenue	4.000%	2/1/31	1,990	2,071
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/36	700	794
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/38	635	706
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/39	775	853
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/40	775	846
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/42	675	730
	Tyler TX Water & Sewer System Water Revenue	5.000%	9/1/40	2,035	2,184
	Tyler TX Water & Sewer System Water Revenue	5.000%	9/1/41	2,135	2,284
	University of Houston College & University Revenue	5.000%	2/15/28	2,500	2,564
	University of Houston College & University Revenue	4.000%	2/15/29	4,340	4,351
	University of Houston College & University Revenue	3.000%	2/15/31	9,150	8,866
	University of Houston College & University Revenue	4.000%	2/15/31	4,865	4,874
	University of Houston College & University Revenue	3.000%	2/15/32	11,375	10,959
	University of Houston College & University Revenue	4.000%	2/15/32	6,000	6,046
	University of Houston College & University Revenue	5.000%	2/15/32	1,935	2,200
	University of Houston College & University Revenue	3.000%	2/15/33	10,290	9,724
	University of Houston College & University Revenue	5.000%	2/15/33	5,000	5,109
	University of Houston College & University Revenue	3.000%	2/15/35	10,920	9,949
	University of Houston College & University Revenue	4.000%	2/15/35	15,080	15,187
	University of Houston College & University Revenue	5.000%	2/15/37	15,015	15,256
	University of North Texas System College & University Revenue	5.000%	4/15/32	3,705	3,876
	University of North Texas System College & University Revenue	5.000%	4/15/33	1,000	1,045
	University of North Texas System College & University Revenue	4.000%	4/15/34	2,400	2,440
	University of North Texas System College & University Revenue	5.000%	4/15/34	1,125	1,175
	University of North Texas System College & University Revenue	4.000%	4/15/35	2,670	2,713
	University of North Texas System College & University Revenue	5.000%	4/15/35	1,665	1,737
	University of North Texas System College & University Revenue	5.000%	4/15/36	2,000	2,110
	University of North Texas System College & University Revenue	5.000%	4/15/37	1,800	1,890
	University of North Texas System College & University Revenue	5.000%	4/15/38	2,100	2,194
	University of North Texas System College & University Revenue	5.000%	4/15/39	1,000	1,042
	University of Texas System Regents College & University Revenue	5.000%	8/15/25	3,760	3,836
	University of Texas System Regents College & University Revenue	5.000%	8/15/25	2,950	3,009
	University of Texas System Regents College & University Revenue	5.000%	8/15/26	6,500	6,743
	University of Texas System Regents College & University Revenue	5.000%	8/15/29	2,535	2,670
	University of Texas System Regents College & University Revenue	5.000%	8/15/40	10,000	11,474
	Victoria TX Utility System Water Revenue	4.000%	12/1/42	2,000	1,994
	Waco Educational Finance Corp. College & University Revenue	5.000%	3/1/36	1,500	1,649
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/37	1,175	1,183
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/39	1,250	1,234
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/40	1,150	1,122
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/41	1,000	970
[20]	Waco Independent School District GO	4.000%	8/15/43	1,000	983
	Waco TX GO	4.000%	2/1/42	8,595	8,512
	Waco TX GO	4.000%	2/1/43	8,935	8,787
[2]	Waller Consolidated Independent School District GO	5.000%	2/15/28	1,000	1,065
[2]	Waller Consolidated Independent School District GO	5.000%	2/15/29	1,250	1,353
[20]	Waller Consolidated Independent School District GO	5.000%	2/15/42	4,355	4,742
[20]	Waller Consolidated Independent School District GO	5.000%	2/15/43	6,090	6,593
[20]	Waxahachie Independent School District GO	5.000%	2/15/39	1,395	1,553
[20]	Waxahachie Independent School District GO	5.000%	2/15/40	2,900	3,204
[20]	Waxahachie Independent School District GO	5.000%	2/15/41	3,525	3,871
[20]	Waxahachie Independent School District GO	5.000%	2/15/42	5,800	6,344
[20]	Waxahachie Independent School District GO	4.000%	2/15/43	4,240	4,180
[2]	West Harris County Regional Water Authority Water Revenue	4.000%	12/15/37	1,455	1,471
[2]	West Harris County Regional Water Authority Water Revenue	4.000%	12/15/38	2,150	2,159

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	West Harris County Regional Water Authority Water Revenue	4.000%	12/15/39	1,555	1,556
[2]	West Harris County Regional Water Authority Water Revenue	4.000%	12/15/40	1,660	1,641
[2]	West Travis County Public Utility Agency Water Revenue	5.000%	8/15/26	1,140	1,177
[2]	West Travis County Public Utility Agency Water Revenue	5.000%	8/15/28	2,440	2,569
[2]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/33	1,275	1,286
[2]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/34	1,495	1,506
[20]	Whitehouse Independent School District GO	5.000%	2/15/42	13,750	14,129
[20]	Wichita Falls Independent School District GO	3.000%	2/1/37	3,000	2,713
	Williamson County TX GO	5.000%	2/15/27	21,055	22,067
	Williamson County TX GO	5.000%	2/15/28	10,130	10,825
	Williamson County TX GO	5.000%	2/15/30	24,460	27,123
	Williamson County TX GO	4.000%	2/15/43	3,000	2,938
[20]	Wylie Independent School District GO	5.000%	8/15/33	2,195	2,389
[20]	Wylie Independent School District GO	5.000%	8/15/34	1,700	1,847
[20]	Wylie Taylor County Independent School District GO	5.000%	2/15/38	1,000	1,110
[20]	Wylie Taylor County Independent School District GO	5.000%	2/15/39	1,430	1,574
[20]	Wylie Taylor County Independent School District GO	5.000%	2/15/40	5,750	6,279
[20]	Wylie Taylor County Independent School District GO	5.000%	2/15/41	3,000	3,260
[20]	Wylie Taylor County Independent School District GO	5.000%	2/15/42	3,315	3,586
[20]	Wylie Taylor County Independent School District GO	5.000%	2/15/43	1,000	1,076
[20]	Wylie Taylor County Independent School District GO	5.000%	2/15/44	2,145	2,302
[20]	Ysleta Independent School District GO	5.000%	8/15/34	1,750	1,807
[20]	Ysleta Independent School District GO	5.000%	8/15/35	2,080	2,141
[20]	Ysleta Independent School District GO	5.000%	8/15/37	2,350	2,404
					8,364,879
Utah (0.5%)
	Alpine UT School District GO	5.000%	3/15/30	3,450	3,701
	Cache County School District GO	4.000%	6/15/38	4,360	4,489
	Cache County School District GO	4.000%	6/15/39	4,580	4,662
	Cache County School District GO	4.000%	6/15/41	5,050	5,014
	Cache County School District GO	4.000%	6/15/42	5,250	5,188
	Cache County School District GO	4.000%	6/15/43	1,715	1,690
	Cache County School District GO	4.000%	6/15/44	1,560	1,524
	Canyons School District (Utah School Board Guaranty Program) GO	3.100%	6/15/37	2,715	2,456
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/33	2,555	2,597
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/34	4,000	4,064
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/35	3,000	3,044
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/37	2,600	2,615
	Duchesne County School District Lease (Appropriation) Revenue	5.000%	6/1/36	1,150	1,225
	Duchesne County School District Lease (Appropriation) Revenue	4.000%	6/1/38	2,000	1,983
	Duchesne County School District Lease (Appropriation) Revenue	5.000%	6/1/39	4,000	4,194
	Duchesne County School District Lease (Appropriation) Revenue	5.000%	6/1/40	3,645	3,805
	Duchesne County School District Lease (Appropriation) Revenue	4.125%	6/1/41	1,650	1,611
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/28	2,065	2,222
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/29	1,665	1,825
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/30	1,655	1,846
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/31	2,815	3,188
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/33	5,000	5,646
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/34	3,415	3,847
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/35	3,735	4,190
	Intermountain Power Agency Electric Power & Light Revenue	4.000%	7/1/36	7,690	8,049
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/37	3,970	4,387
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/37	2,880	3,219
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/38	5,000	5,487
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/38	3,405	3,777
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/39	8,445	9,339
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/40	13,500	14,699
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/40	16,915	18,561
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/41	15,000	16,265
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/41	12,500	13,635
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/42	1,735	1,872
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/42	5,825	6,339
	Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/43	3,975	4,393
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/45	3,250	3,481
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/33	1,005	1,027
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/34	1,000	1,020
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/35	1,350	1,375

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/37	1,440	1,452
	Jordan Valley Water Conservancy District Water Revenue	5.000%	10/1/43	820	884
	Jordan Valley Water Conservancy District Water Revenue	5.000%	10/1/44	1,000	1,072
	Jordan Valley Water Conservancy District Water Revenue	5.000%	10/1/45	1,815	1,942
	Jordan Valley Water Conservancy District Water Revenue	5.000%	10/1/46	1,910	2,040
	Metropolitan Water District of Salt Lake & Sandy Water Revenue	5.000%	7/1/36	800	957
[8]	Mida Mountain Village Public Infrastructure District Special Assessment Revenue	4.500%	8/1/40	2,500	2,337
	Nebo School District GO	5.000%	7/1/27	11,075	11,702
	Nebo School District GO	5.000%	7/1/28	6,000	6,474
	Ogden City Municipal Building Authority Lease (Appropriation) Revenue	5.000%	1/15/43	1,000	1,068
	Ogden City Redevelopment Agency Sales Tax Revenue	5.000%	1/15/48	4,200	4,439
	Provo City School District Municipal Building Authority Lease (Appropriation) Revenue	5.000%	3/15/29	1,605	1,742
	Provo City School District Municipal Building Authority Lease (Appropriation) Revenue	3.000%	3/15/37	6,045	5,404
	Salt Lake City Corp. GO	3.000%	6/15/40	1,150	975
	Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/29	1,095	1,148
	Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/32	1,080	1,129
	Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/34	1,000	1,043
	Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/35	1,085	1,128
	Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/36	1,250	1,294
	Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/37	1,160	1,197
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/33	1,810	1,899
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/34	1,725	1,809
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/36	1,300	1,358
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/37	1,610	1,675
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/34	1,150	1,251
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/35	1,050	1,139
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/36	1,920	2,077
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/37	1,665	1,786
	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/38	1,355	1,366
	Spanish Fork City UT Sewer Revenue	4.000%	9/1/42	1,370	1,364
	Spanish Fork City UT Sewer Revenue	4.000%	9/1/43	1,425	1,406
	Spanish Fork City UT Sewer Revenue	4.000%	9/1/44	1,480	1,450
	Summit County UT Sales Tax Revenue	2.000%	12/15/39	1,605	1,121
	University of Utah College & University Revenue	5.000%	8/1/27	360	381
	University of Utah College & University Revenue	5.000%	8/1/29	3,000	3,108
	University of Utah College & University Revenue	4.000%	8/1/37	1,000	1,018
	University of Utah College & University Revenue	5.000%	8/1/37	500	567
	University of Utah College & University Revenue	5.000%	8/1/38	3,110	3,377
	University of Utah College & University Revenue	5.000%	8/1/38	550	619
	University of Utah College & University Revenue	5.000%	8/1/39	1,500	1,661
	University of Utah Local or Guaranteed Housing Revenue College and University Revenue	4.000%	8/1/38	3,895	3,948
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/39	700	727
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	2,000	2,114
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	1,400	1,471
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	1,265	1,321
	Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/31	1,025	1,127
	Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/32	1,335	1,468
	Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/33	1,130	1,242
	Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/34	1,115	1,226
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.000%	7/1/54	1,435	1,569
[14]	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	4.000%	9/1/24	1,750	1,744
	Utah Infrastructure Agency Telecom Revenue	4.000%	10/15/28	350	343
	Utah Infrastructure Agency Telecom Revenue	4.000%	10/15/30	480	469
	Utah Infrastructure Agency Telecom Revenue	4.000%	10/15/32	500	484
	Utah Infrastructure Agency Telecom Revenue	4.000%	10/15/36	345	322
	Utah State University College & University Revenue	3.000%	12/1/33	1,965	1,827
	Utah State University College & University Revenue	3.000%	12/1/34	2,025	1,866
	Utah State University College & University Revenue	3.000%	12/1/35	2,085	1,890
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.250%	6/1/34	1,000	1,133
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.250%	6/1/35	1,000	1,133
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.250%	6/1/37	2,750	3,080
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.500%	6/1/40	1,000	1,114
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26	1,420	1,442
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/31	2,500	2,522
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/35	5,215	5,564
	Utah Transit Authority Sales Tax Revenue	3.500%	12/15/36	3,940	3,823
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/36	1,000	1,062

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/37	1,235	1,392
	Utah Transit Authority Sales Tax Revenue	3.000%	12/15/39	3,435	2,916
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/41	5,000	5,518
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	2,230	2,269
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	6,680	6,796
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	4,515	4,594
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	10,330	10,510
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	10,510	10,693
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	7,105	7,229
[1]	Vineyard Redevelopment Agency Tax Allocation Revenue	5.000%	5/1/30	570	624
[1]	Vineyard Redevelopment Agency Tax Allocation Revenue	4.000%	5/1/36	250	259
[1]	Vineyard Redevelopment Agency Tax Allocation Revenue	4.000%	5/1/38	275	278
[1]	Vineyard Redevelopment Agency Tax Allocation Revenue	4.000%	5/1/40	320	320
					372,839
Vermont (0.1%)
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/37	2,725	3,126
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/38	3,145	3,586
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/39	1,650	1,882
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corporation Program)	4.000%	5/1/33	2,950	2,808
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/31	1,180	1,168
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/32	1,290	1,275
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/33	1,405	1,386
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/34	1,530	1,506
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/35	2,660	2,602
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/36	2,795	2,702
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Middlebury College Project)	5.000%	11/1/45	2,000	2,160
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	7,910	8,092
	Vermont GO	4.000%	8/15/41	3,135	3,145
	Vermont GO	4.000%	8/15/42	2,135	2,129
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/27	2,260	2,397
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/28	3,575	3,805
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/29	1,475	1,571
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/30	2,300	2,451
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/32	1,525	1,619
	Vermont Municipal Bond Bank Miscellaneous Revenue	4.000%	10/1/33	1,050	1,070
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/41	1,125	1,148
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/41	1,000	1,096
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/42	1,000	1,092
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/43	1,000	1,088
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/44	1,475	1,600
					56,504
Virgin Islands (0.0%)
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/25	860	874
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/26	2,160	2,219
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/27	7,345	7,614
[8]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/33	2,825	2,847
					13,554
Virginia (1.4%)
	Alexandria VA GO	4.000%	12/15/40	6,180	6,275
	Alexandria VA GO	4.000%	12/15/41	5,270	5,328
	Alexandria VA GO	4.000%	12/15/42	4,425	4,452
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	625	665
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	700	764
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	700	761
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	750	814
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,200	1,300
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,000	2,145
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,000	1,065
	Arlington County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/31	8,000	8,611

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Arlington County IDA Local or Guaranteed Housing Revenue	5.000%	1/1/26	2,915	2,958
	Arlington County VA GO	5.000%	8/1/25	7,565	7,715
	Arlington County VA GO	4.000%	8/1/39	8,000	8,136
	Chesapeake Economic Development Authority Electric Power & Light Revenue PUT	3.650%	10/1/27	1,600	1,583
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,695	1,649
	Chesapeake VA GO	5.000%	8/1/26	3,670	3,810
[8]	Cutalong II Community Development Authority District Special Assessment Revenue (Cutalong II Project)	4.250%	3/1/42	3,325	2,760
	Fairfax County Economic Development Authority Intergovernmental Agreement Revenue	5.000%	8/1/27	1,925	2,034
	Fairfax County Economic Development Authority Intergovernmental Agreement Revenue (County Facilities Project)	5.000%	10/1/24	5,195	5,223
	Fairfax County Economic Development Authority Intergovernmental Agreement Revenue (County Facilities Project), Prere.	5.000%	10/1/24	2,000	2,009
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	5.000%	5/15/36	4,500	5,025
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	4.000%	5/15/42	16,605	16,280
	Fairfax County Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT (Dominion Square North Project)	5.000%	1/1/28	3,210	3,311
	Fairfax County VA GO	4.000%	10/1/27	1,505	1,522
	Fairfax County VA GO	5.000%	10/1/27	6,000	6,386
	Fairfax County VA GO	5.000%	10/1/28	8,050	8,745
	Fairfax County VA GO	5.000%	10/1/29	14,280	15,814
	Fairfax County VA GO	4.000%	10/1/30	11,420	11,712
	Fairfax County VA GO	4.000%	10/1/39	3,105	3,189
	Fairfax County VA GO	4.000%	10/1/40	10,000	10,198
	Fairfax County VA GO	4.000%	10/1/41	5,000	5,076
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.000%	7/1/39	4,755	5,146
	Hampton Roads Transportation Accountability Commission Appropriations Revenue BAN	5.000%	7/1/27	22,695	23,917
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue, Prere.	5.000%	1/1/28	7,260	7,763
[8]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/31	595	541
	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	650	593
[8]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	3,000	2,358
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/31	1,645	1,652
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/32	1,425	1,430
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	500	477
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/42	1,125	1,177
[1]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,000	1,095
[1]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	750	818
[1]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	700	751
[1]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.250%	7/1/43	2,000	2,182
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/27	710	714
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/28	640	644
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.750%	12/1/28	640	644
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/30	220	214
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	1,805	1,693
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/40	1,115	963
	Lexington IDA Health, Hospital, Nursing Home Revenue (Lexington Retirement Community Obligated Group)	4.000%	1/1/38	675	637
	Lexington IDA Health, Hospital, Nursing Home Revenue (Lexington Retirement Community Obligated Group)	4.000%	1/1/42	1,115	1,005
	Loudoun County VA GO	3.000%	12/1/34	3,665	3,409
	Louisa IDA Nuclear Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	2,000	1,870
	Louisa IDA Nuclear Revenue PUT	3.650%	10/1/27	2,465	2,439
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/28	1,805	1,839
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/29	2,030	2,080
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/30	2,605	2,680
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/31	1,500	1,550
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/32	780	803
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/34	1,320	1,353
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/35	1,155	1,180
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/36	1,475	1,497
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,720	1,722
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,775	1,785
	Newport News VA GO	5.000%	8/1/29	2,970	3,162
	Newport News VA GO	3.000%	2/1/38	2,000	1,751
	Norfolk Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/28	575	611
	Norfolk Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT (Braywood Manor Apartments Project)	5.000%	5/1/26	1,500	1,520
	Norfolk VA GO, Prere.	5.000%	9/1/24	2,000	2,008
	Norfolk VA GO, Prere.	5.000%	9/1/24	2,000	2,008
	Norfolk VA GO, Prere.	5.000%	9/1/24	2,000	2,008

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Norfolk VA GO, Prere.	5.000%	9/1/24	3,000	3,012
	Norfolk VA GO, Prere.	5.000%	9/1/24	3,000	3,012
	Norfolk VA GO, Prere.	5.000%	8/1/28	3,700	3,995
	Norfolk VA GO, Prere.	5.000%	8/1/28	4,195	4,529
	Norfolk VA GO, Prere.	5.000%	8/1/28	5,725	6,181
	Norfolk VA GO, Prere.	5.000%	8/1/28	4,000	4,318
	Norfolk VA GO, Prere.	5.000%	8/1/28	5,475	5,911
	Norfolk VA GO, Prere.	5.000%	8/1/28	6,655	7,185
	Norfolk VA GO, Prere.	5.000%	8/1/28	7,005	7,563
	Norfolk VA GO, Prere.	5.000%	8/1/28	2,140	2,310
	Norfolk VA Water Revenue	5.000%	11/1/25	15,935	16,309
	Norfolk VA Water Revenue	5.000%	11/1/26	8,705	9,087
	Norfolk VA Water Revenue	5.000%	11/1/33	3,760	4,011
	Norfolk VA Water Revenue	5.000%	11/1/34	2,800	2,986
	Norfolk VA Water Revenue	5.000%	11/1/35	1,975	2,101
	Norfolk VA Water Revenue	5.000%	11/1/36	2,075	2,199
	Norfolk VA Water Revenue	5.000%	11/1/37	2,180	2,299
	Norfolk VA Water Revenue	5.000%	11/1/42	10,000	10,434
[8]	Peninsula Town Center Community Development Authority Special Assessment Revenue	4.500%	9/1/28	725	712
[8]	Peninsula Town Center Community Development Authority Special Assessment Revenue	5.000%	9/1/37	10,120	9,821
	Richmond Redevelopment & Housing Authority Local or Guaranteed Housing Revenue	4.500%	5/1/40	2,500	2,495
	Richmond VA Public Utility Water Revenue, Prere.	5.000%	1/15/26	4,000	4,110
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	3,500	3,578
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	4,735	4,771
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	3,700	3,701
	Spotsylvania County VA Water & Sewer System Water Revenue	3.000%	12/1/33	2,065	1,934
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/25	1,000	1,010
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/26	1,700	1,739
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/27	1,500	1,536
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/28	1,550	1,585
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/33	1,000	1,019
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/34	2,500	2,545
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/35	2,500	2,540
	University of Virginia College & University Revenue	5.000%	4/1/38	3,000	3,147
	Upper Occoquan Sewage Authority Sewer Revenue, Prere.	4.000%	7/1/25	1,180	1,188
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	755	777
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.375%	9/1/29	1,740	1,800
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.750%	9/1/30	13,300	13,758
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,000	1,029
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.750%	9/1/33	2,575	2,831
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	1,155	1,180
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	1,210	1,233
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	725	737
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	6.500%	9/1/43	4,750	5,225
	Virginia Beach Development Authority Intergovernmental Agreement Revenue	3.000%	4/15/37	2,000	1,793
	Virginia Beach VA Storm Water Utility Water Revenue	3.000%	11/15/40	3,860	3,236
	Virginia Beach VA Storm Water Utility Water Revenue	3.000%	11/15/42	3,230	2,620
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/25	19,695	19,905
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/32	6,200	5,893
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/33	18,750	17,727
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/35	9,775	9,135
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/36	4,955	4,560
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/37	7,590	6,835
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/26	10,000	10,286
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/29	10,000	10,087
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	3.000%	2/1/34	7,000	6,585
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/34	24,410	24,720
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	3.000%	2/1/35	7,115	6,650
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	3.000%	2/1/36	8,690	7,997
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/37	2,020	2,282
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/38	2,000	2,240
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/40	5,000	5,482
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/40	5,180	5,724
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/42	5,000	5,442
	Virginia College Building Authority College & University Revenue	4.000%	9/1/30	4,515	4,524
	Virginia College Building Authority College & University Revenue	3.000%	9/1/36	3,000	2,753
	Virginia College Building Authority College & University Revenue	3.000%	9/1/41	2,810	2,346

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	4.000%	2/1/37	15,355	15,636
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/38	25,665	22,684
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/39	21,370	18,559
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/40	12,000	10,191
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Programs)	3.000%	2/1/41	6,455	5,408
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/26	4,565	4,721
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/28	5,250	5,589
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/29	6,155	6,541
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/31	10,600	10,810
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/34	8,790	8,997
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/35	10,000	10,195
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/35	8,085	8,267
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/38	5,230	5,340
Virginia Commonwealth Transportation Board Appropriations Revenue	3.000%	5/15/39	1,500	1,274
Virginia Commonwealth Transportation Board Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	5/15/33	5,780	5,897
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/33	5,310	5,046
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/34	5,470	5,144
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/35	8,250	7,649
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/26	11,915	12,322
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/29	20,435	22,441
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/26	15,055	15,515
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/26	10,160	10,576
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/27	10,265	10,905
Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,000	2,025
Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,895	1,919
Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	3,000	3,027
Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,800	1,816
Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	2,985	3,001
Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,500	1,508
Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	3/1/42	2,425	1,938
Virginia Housing Development Authority Local or Guaranteed Housing Revenue	4.900%	11/1/42	1,000	1,036
Virginia Port Authority Commonwealth Port Fund Appropriations Revenue	5.000%	7/1/42	3,650	4,018
Virginia Port Authority Commonwealth Port Fund Appropriations Revenue	5.000%	7/1/43	3,250	3,562
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/26	3,535	3,668
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/30	5,920	6,051
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/37	2,145	2,224
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/39	3,590	3,690
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/40	21,495	21,892
Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/25	5,770	5,879
Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	3/1/26	5,125	5,280
Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/29	8,500	8,806
Virginia Public School Authority Intergovernmental Agreement Revenue	3.000%	8/1/31	4,200	4,034
Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/32	4,775	5,237
Virginia Public School Authority Intergovernmental Agreement Revenue	3.000%	10/1/33	5,455	5,158
Virginia Public School Authority Intergovernmental Agreement Revenue	2.000%	8/1/35	1,000	797
Virginia Public School Authority Intergovernmental Agreement Revenue	3.000%	8/1/35	3,750	3,486
Virginia Public School Authority Intergovernmental Agreement Revenue	2.000%	8/1/39	1,510	1,069
Virginia Public School Authority Intergovernmental Agreement Revenue	2.000%	8/1/40	2,050	1,409
Virginia Resources Authority Miscellaneous Revenue	5.000%	11/1/30	185	185
Virginia Resources Authority Miscellaneous Revenue	5.000%	11/1/32	105	105
Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/31	2,000	1,981
Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	2,200	2,235
Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/37	6,000	6,046
Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/40	25,520	21,336
Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	3,000	3,062
Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	2,155	2,199
Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/33	2,500	2,548
Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	3,000	3,058
Wise County IDA Electric Power & Light Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	14,415	13,478

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	York County Economic Development Authority Electric Power & Light Revenue (Virginia Electric & Power Company Project) PUT	3.650%	10/1/27	2,405	2,380
					984,119
Washington (3.0%)
	Auburn School District No. 408 of King & Pierce Counties GO	5.000%	12/1/35	2,000	2,104
	Auburn School District No. 408 of King & Pierce Counties GO	3.000%	12/1/40	1,345	1,123
	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/36	725	808
	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/37	800	885
	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/40	650	705
	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/41	700	757
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/27	1,320	1,373
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/28	1,220	1,267
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/30	2,580	2,676
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/31	1,615	1,675
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/32	2,745	2,846
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/33	2,580	2,675
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/34	4,805	4,980
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/36	6,420	6,632
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/25	10,000	10,235
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/26	10,785	11,245
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	4.000%	11/1/40	13,600	13,754
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/43	2,905	3,118
[7]	Chelan County Public Utility District No. 1 Electric Power & Light Revenue	0.000%	6/1/29	4,450	3,731
	Clark County School District No. 117 Camas GO	5.000%	12/1/32	8,000	8,467
	Clark County School District No. 37 Vancouver GO	5.000%	12/1/32	4,000	4,355
	Clark County School District No. 37 Vancouver GO	5.000%	12/1/33	2,510	2,732
	Energy Northwest Electric Power & Light Revenue	5.000%	7/1/24	1,590	1,593
	Energy Northwest Nuclear Revenue	5.000%	7/1/27	26,590	27,530
	Energy Northwest Nuclear Revenue	5.000%	7/1/30	3,250	3,298
	Energy Northwest Nuclear Revenue	5.000%	7/1/31	1,010	1,025
	Energy Northwest Nuclear Revenue	5.000%	7/1/33	8,575	8,992
	Energy Northwest Nuclear Revenue	5.000%	7/1/34	6,115	6,403
	Energy Northwest Nuclear Revenue	5.000%	7/1/35	26,210	27,412
	Energy Northwest Nuclear Revenue	5.000%	7/1/35	1,500	1,706
	Energy Northwest Nuclear Revenue	5.000%	7/1/35	8,705	10,030
	Energy Northwest Nuclear Revenue	5.000%	7/1/36	4,620	5,283
	Energy Northwest Nuclear Revenue	5.000%	7/1/37	6,420	7,267
	Energy Northwest Nuclear Revenue	5.000%	7/1/38	37,585	40,233
	Energy Northwest Nuclear Revenue	5.000%	7/1/38	6,840	7,669
	Energy Northwest Nuclear Revenue	4.000%	7/1/39	5,535	5,575
	Energy Northwest Nuclear Revenue	5.000%	7/1/41	1,355	1,467
	Energy Northwest Nuclear Revenue	4.000%	7/1/42	11,030	10,882
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/35	10,090	11,479
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/36	10,000	11,298
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/40	2,000	2,172
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/26	21,295	22,073
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/27	17,190	18,164
	Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/28	6,030	6,353
	Franklin County School District No. 1 Pasco GO	4.000%	12/1/27	3,465	3,563
	Franklin County School District No. 1 Pasco GO	4.000%	12/1/28	5,955	6,192
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/37	1,100	1,184
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/38	1,845	1,962
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/39	1,115	1,178
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/40	1,835	1,931
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/42	2,750	2,872
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/39	730	808
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/40	1,060	1,166
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/41	750	821
	Grays Harbor County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/27	1,055	1,063
	Grays Harbor County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/28	1,000	1,007
	Grays Harbor County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/29	1,200	1,208
	Grays Harbor County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/30	1,575	1,585
	Grays Harbor County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/31	1,625	1,635
	King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/40	2,000	2,235
	King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/41	3,500	3,892
	King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/42	2,500	2,768
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/29	175	177

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/30	250	253
King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/31	175	176
King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/1/32	1,165	1,164
King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	11/1/39	11,000	8,995
King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	11/1/39	1,000	803
King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/40	13,000	10,192
King County Housing Authority Local or Guaranteed Housing Revenue (Kirkland Heights Project)	4.625%	1/1/41	7,000	7,172
King County Public Hospital District No. 1 GO	5.000%	12/1/36	920	933
King County Public Hospital District No. 1 GO	5.000%	12/1/37	3,450	3,582
King County School District No. 401 Highline GO	5.000%	12/1/38	2,000	2,226
King County School District No. 401 Highline GO	4.125%	12/1/43	9,510	9,436
King County School District No. 403 Renton GO	4.000%	12/1/34	1,510	1,556
King County School District No. 403 Renton GO	4.000%	12/1/39	7,925	8,005
King County School District No. 403 Renton GO	4.000%	12/1/40	13,675	13,727
King County School District No. 403 Renton GO	4.000%	12/1/41	25,795	25,611
King County School District No. 405 Bellevue GO	3.000%	12/1/36	1,000	913
King County School District No. 410 Snoqualmie Valley GO	5.000%	12/1/34	2,630	2,664
King County School District No. 411 Issaquah GO	5.000%	12/1/28	2,055	2,138
King County School District No. 411 Issaquah GO	4.000%	12/1/32	3,300	3,332
King County School District No. 412 Shoreline GO	4.000%	12/1/27	2,785	2,868
King County WA GO	5.000%	7/1/31	3,100	3,511
King County WA Sewer Revenue	4.000%	7/1/32	5,460	5,525
King County WA Sewer Revenue	4.000%	7/1/35	3,000	3,004
King County WA Sewer Revenue	4.000%	1/1/44	10,810	10,611
Kitsap County School District No. 401 Central Kitsap GO	4.000%	12/1/34	1,555	1,577
Mason County Public Utility District No. 3 Electric Power & Light Revenue	3.000%	12/1/33	3,640	3,439
Mason County Public Utility District No. 3 Electric Power & Light Revenue	3.000%	12/1/34	3,675	3,442
Mason County Public Utility District No. 3 Electric Power & Light Revenue	3.000%	12/1/35	1,165	1,076
Pierce County School District No. 320 Sumner GO	5.000%	12/1/28	10,575	11,156
Pierce County School District No. 320 Sumner GO	4.000%	12/1/29	965	979
Pierce County School District No. 402 Franklin Pierce GO	4.000%	12/1/32	1,455	1,475
Pierce County School District No. 402 Franklin Pierce GO	4.000%	12/1/34	3,080	3,120
Pierce County School District No. 402 Franklin Pierce GO	4.000%	12/1/35	2,615	2,644
Pierce County WA GO	2.550%	7/1/35	3,980	3,461
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	2/1/25	1,785	1,802
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	2/1/26	2,960	3,035
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/26	1,055	1,060
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/27	1,000	1,004
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/28	1,780	1,786
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/29	2,025	2,032
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/30	5,000	5,016
Port of Seattle WA Port, Airport & Marina Revenue	4.000%	6/1/36	8,375	8,604
Port of Seattle WA Port, Airport & Marina Revenue	4.000%	6/1/38	4,275	4,312
Port of Seattle WA Port, Airport & Marina Revenue	4.000%	6/1/39	10,280	10,325
Port of Seattle WA Port, Airport & Marina Revenue	4.000%	6/1/40	6,795	6,774
Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	7/1/34	3,970	4,044
Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	9/1/39	2,050	2,078
Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	9/1/43	1,510	1,494
Seattle WA GO	5.000%	11/1/27	5,000	5,319
Seattle WA GO	4.000%	12/1/39	5,510	5,578
Seattle WA GO	4.000%	12/1/40	5,725	5,756
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	10/1/35	1,000	1,001
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/37	10,000	10,229
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/38	2,175	2,208
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/39	5,000	5,059
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/39	1,320	1,330
Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	7/1/40	2,180	2,389
Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	4/1/42	2,700	2,842
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/43	1,000	993
Seattle WA Water System Water Revenue	4.000%	5/1/31	1,805	1,807
Skagit County Consolidated School District No. 320 Mount Vernon GO	4.000%	12/1/33	1,500	1,523
Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	2,295	2,280
Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	3,760	3,713
Snohomish County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/40	5,000	5,036
Snohomish County School District No. 15 Edmonds GO	5.000%	12/1/29	3,700	3,705
Spokane County School District No. 81 Spokane GO	4.000%	12/1/39	1,925	1,958
Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/36	550	634

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/36	1,000	1,153
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/37	1,250	1,422
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/37	1,085	1,118
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/38	900	1,014
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/38	1,000	1,127
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/40	700	776
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/41	750	825
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/42	1,500	1,636
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/43	1,290	1,401
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/44	1,390	1,505
	Tacoma WA Sewer Revenue	4.000%	12/1/41	2,770	2,773
	Tacoma WA Water Revenue	5.000%	12/1/41	5,480	6,085
[2,4]	Three Rivers Regional Wastewater Authority Sewer Revenue	5.000%	9/1/40	1,000	1,096
[2,4]	Three Rivers Regional Wastewater Authority Sewer Revenue	5.000%	9/1/41	1,250	1,359
	Thurston County WA GO	5.000%	12/1/41	2,475	2,693
	Thurston County WA GO	5.000%	12/1/42	2,595	2,809
	University of Washington College & University Revenue	5.000%	12/1/28	955	995
	University of Washington College & University Revenue PUT	4.000%	8/1/27	25,260	25,490
	Washington COP	5.000%	7/1/36	5,135	5,341
	Washington COP	5.000%	7/1/37	5,385	5,586
	Washington Economic Development Finance Authority College & University Revenue	5.000%	6/1/27	1,410	1,419
	Washington Economic Development Finance Authority College & University Revenue	5.000%	6/1/29	1,535	1,544
	Washington Economic Development Finance Authority College & University Revenue	5.000%	6/1/31	2,165	2,178
	Washington Economic Development Finance Authority College & University Revenue	5.000%	6/1/32	1,460	1,469
	Washington GO	5.000%	7/1/25	23,685	24,104
	Washington GO	4.000%	7/1/26	10,000	10,151
	Washington GO	4.000%	7/1/26	25,000	25,378
	Washington GO	5.000%	7/1/26	1,100	1,111
	Washington GO	5.000%	2/1/27	10,760	11,265
	Washington GO	5.000%	7/1/27	8,655	8,731
	Washington GO	5.000%	7/1/27	14,900	15,042
	Washington GO	5.000%	7/1/27	5,010	5,058
	Washington GO	5.000%	7/1/27	7,000	7,390
	Washington GO	5.000%	8/1/27	7,495	7,627
	Washington GO	5.000%	8/1/27	49,000	51,813
	Washington GO	5.000%	6/1/28	3,400	3,653
	Washington GO	4.000%	7/1/28	40,000	41,411
	Washington GO	4.000%	7/1/28	8,000	8,282
	Washington GO	5.000%	7/1/28	19,745	19,920
	Washington GO	5.000%	7/1/28	16,000	17,217
	Washington GO	5.000%	8/1/28	7,050	7,166
	Washington GO	5.000%	8/1/28	20,210	20,542
	Washington GO	5.000%	8/1/28	5,055	5,448
	Washington GO	5.000%	6/1/29	5,120	5,599
	Washington GO	5.000%	2/1/30	13,740	13,875
	Washington GO	5.000%	7/1/30	8,015	8,085
	Washington GO	5.000%	7/1/30	6,975	7,136
	Washington GO	5.000%	8/1/30	11,495	12,129
	Washington GO	5.000%	7/1/31	5,250	5,295
	Washington GO	5.000%	7/1/31	12,950	13,060
	Washington GO	5.000%	8/1/31	14,890	15,693
	Washington GO	5.000%	8/1/31	22,640	23,861
	Washington GO	5.000%	8/1/31	10,000	10,342
	Washington GO	5.000%	8/1/32	26,855	28,260
	Washington GO	5.000%	8/1/33	5,020	5,189
	Washington GO	5.000%	8/1/34	5,015	5,183
	Washington GO	5.000%	8/1/34	10,000	10,155
	Washington GO	5.000%	6/1/35	1,500	1,657
	Washington GO	5.000%	8/1/35	2,530	2,604
	Washington GO	5.000%	8/1/35	6,170	6,605
	Washington GO	5.000%	2/1/36	16,505	17,123
	Washington GO	5.000%	2/1/36	1,500	1,644
	Washington GO	5.000%	8/1/36	10,000	10,663
	Washington GO	5.000%	8/1/36	2,490	2,738
	Washington GO	5.000%	8/1/36	11,750	12,243
	Washington GO	5.000%	8/1/37	10,005	10,635
	Washington GO	5.000%	8/1/37	20,955	24,034

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Washington GO	5.000%	2/1/38	12,245	12,343
Washington GO	5.000%	2/1/38	10,000	10,537
Washington GO	5.000%	8/1/38	18,960	20,073
Washington GO	5.000%	8/1/38	2,000	2,050
Washington GO	5.000%	8/1/38	23,220	26,406
Washington GO	5.000%	2/1/39	12,860	12,953
Washington GO	5.000%	2/1/39	5,400	5,941
Washington GO	5.000%	2/1/39	9,000	9,685
Washington GO	5.000%	8/1/39	6,110	6,256
Washington GO	5.000%	8/1/39	4,900	5,017
Washington GO	5.000%	8/1/39	14,600	16,525
Washington GO	5.000%	2/1/40	4,345	4,753
Washington GO	5.000%	2/1/40	4,085	4,276
Washington GO	4.000%	6/1/40	5,315	5,378
Washington GO	5.000%	6/1/40	11,590	13,003
Washington GO	5.000%	8/1/40	4,750	5,337
Washington GO	5.000%	2/1/41	7,335	7,995
Washington GO	5.000%	2/1/41	13,860	15,299
Washington GO	5.000%	2/1/41	10,000	10,797
Washington GO	5.000%	6/1/41	3,130	3,339
Washington GO	5.000%	6/1/41	12,165	13,583
Washington GO	5.000%	8/1/41	1,560	1,692
Washington GO	5.000%	8/1/41	5,000	5,250
Washington GO	5.000%	2/1/42	19,070	20,712
Washington GO	5.000%	2/1/42	6,985	7,522
Washington GO	5.000%	8/1/42	2,500	2,574
Washington GO	5.000%	6/1/43	13,110	14,482
Washington GO	5.000%	8/1/43	1,200	1,270
Washington GO	5.000%	8/1/43	3,480	3,709
Washington GO	5.000%	8/1/44	2,345	2,470
Washington GO	5.000%	2/1/45	11,875	12,917
Washington GO	5.000%	6/1/45	10,785	11,758
Washington GO	5.000%	2/1/46	21,715	23,546
Washington GO	5.000%	6/1/46	3,525	3,831
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	2,105	2,128
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,070	1,088
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,675	2,699
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,095	1,141
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,675	1,746
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	2,275	2,320
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,550	1,595
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	450	465
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,160	2,181
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	2,830	2,996
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	4,600	4,704
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	1,370	1,433
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	585	612
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	2,085	2,189
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,755	1,773
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	3,425	3,679
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	3,500	3,760
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,500	2,560
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	415	439
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	4,000	4,194
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	3,600	3,863
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,595	2,658
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	1,845	1,926
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	325	346
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	4,000	4,192
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	2,250	2,303
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,280	1,334
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	3,000	3,031
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	225	242
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	2,800	2,828
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	2,200	2,360
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	3,190	3,263
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	3,000	3,029

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	3,785	3,792
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	1,750	1,877
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	3,365	3,439
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	600	644
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	2,010	2,153
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	500	537
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	9,480	9,832
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	400	429
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	19,390	20,041
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	500	533
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	5,380	5,533
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	750	794
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	2,370	2,481
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	4,230	4,428
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/38	1,000	1,053
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/39	2,200	2,307
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/40	1,000	1,044
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	4,000	3,759
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	18,870	19,077
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	8,745	8,911
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/30	80,670	79,208
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/24	1,710	1,710
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/24	1,045	1,045
Washington Higher Education Facilities Authority College & University Revenue (Gonzaga University Project)	4.000%	4/1/42	5,200	4,898
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/32	1,275	1,275
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/33	2,735	2,726
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/34	2,225	2,211
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/36	1,000	976
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/37	3,005	2,893
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/38	2,235	2,124
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/39	1,225	1,155
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/40	1,000	931
Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/34	3,000	3,028
Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/35	4,370	4,407
Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/36	4,545	4,576
Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	5.000%	1/1/29	1,270	1,370
Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/33	1,510	1,555
Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/34	1,570	1,617
Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/35	1,630	1,676
Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/37	1,745	1,768
Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/38	1,310	1,315
Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/30	595	625
Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/32	2,560	2,613
Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/32	660	691
Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/36	785	750
Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/40	1,805	1,621
Washington Housing Finance Commission Local or Guaranteed Housing Revenue	3.500%	12/20/35	99,891	90,798
Washington Housing Finance Commission Local or Guaranteed Housing Revenue	3.375%	4/20/37	28,906	25,392
Washington Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	12/1/52	5,840	6,013
Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/30	685	692
Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	74,370	72,575
Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	260	263
Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	115	114
Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/31	1,180	1,258
Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/32	325	303

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/32	2,695	2,663
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/33	285	263
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/34	1,000	895
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/35	85	77
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/35	460	493
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/36	1,965	1,711
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/36	640	570
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/36	910	970
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/37	1,120	975
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/37	1,550	1,495
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/38	1,230	1,044
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/31	1,280	1,379
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/32	1,340	1,450
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/33	1,410	1,524
[8]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	4.500%	7/1/28	965	895
[8]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	5.000%	7/1/38	830	680
[8]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	5.000%	1/1/32	2,010	1,975
[8]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	5.000%	1/1/38	2,325	2,191
[4]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/32	2,105	2,280
[4]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/34	3,020	3,311
[4]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/35	3,470	3,796
[4]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/36	2,000	2,170
[4]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/37	2,000	2,143
[4]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/39	4,220	4,469
[4]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.500%	7/1/44	3,000	3,237
[4]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.500%	7/1/49	4,000	4,234
[8]	Washington State Housing Finance Commission Private Schools Revenue	5.625%	7/1/38	1,215	1,320
[8]	Washington State Housing Finance Commission Private Schools Revenue	5.875%	7/1/43	2,020	2,184
					2,126,303
West Virginia (0.5%)
[1]	Cabell County Board of Education GO	3.000%	6/1/30	1,875	1,827
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,285	1,287
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,105	2,109
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,425	1,428
[8]	Monongalia County WV Tax Allocation Revenue	5.750%	6/1/43	1,000	1,047
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/26	6,465	6,704
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/27	4,710	4,973
	West Virginia Commissioner of Highways Government Fund/Grant Revenue	5.000%	9/1/32	3,000	3,165
	West Virginia Commissioner of Highways Government Fund/Grant Revenue	5.000%	9/1/33	3,025	3,189
[1]	West Virginia Economic Development Authority College & University Revenue	5.000%	7/1/39	4,080	4,339
[1]	West Virginia Economic Development Authority College & University Revenue	5.000%	7/1/40	3,650	3,856
	West Virginia Economic Development Authority Industrial Revenue PUT	3.375%	6/15/28	3,855	3,797
	West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/26	5,340	5,521
	West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/28	5,890	6,214
	West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/29	5,000	5,276
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/33	7,300	7,391
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/35	7,900	7,941
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/36	8,215	8,234
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/37	7,000	6,955
	West Virginia GO	5.000%	12/1/33	10,060	10,768
	West Virginia GO	5.000%	12/1/35	16,375	17,459
	West Virginia GO	5.000%	6/1/36	14,890	15,843
	West Virginia GO	5.000%	6/1/37	6,940	7,344
	West Virginia GO	5.000%	12/1/37	16,020	17,214
	West Virginia GO	5.000%	6/1/38	13,920	14,885
	West Virginia GO	5.000%	12/1/38	16,835	17,979
	West Virginia GO	5.000%	12/1/38	1,000	1,052
	West Virginia GO	5.000%	6/1/39	17,255	18,369
	West Virginia GO	5.000%	12/1/39	17,685	18,823
	West Virginia GO	5.000%	12/1/39	2,500	2,629

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
West Virginia GO	5.000%	12/1/43	1,000	1,051
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/25	2,000	2,002
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/26	2,425	2,502
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/27	1,500	1,501
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/27	1,545	1,623
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/28	2,000	2,001
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/28	1,530	1,603
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/29	2,000	2,002
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/29	1,670	1,747
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/31	1,720	1,798
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/32	1,910	1,993
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/33	2,070	2,158
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/35	2,410	2,509
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/36	2,860	2,969
West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/37	2,975	3,075
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	3,075	3,077
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	2,990	2,990
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	2,575	2,581
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,460	1,460
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	3,170	3,179
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	1,190	1,192
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	3,705	3,716
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/29	5,810	5,864
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	6,360	6,640
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	3,220	3,360
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/31	3,335	3,341
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	7,295	7,603
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/32	8,750	8,764
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	3,250	3,381
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/35	4,540	4,541
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	1,250	1,349
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/40	3,400	3,626
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/41	3,435	3,650
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.750%	9/1/41	3,205	3,595
West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.750%	9/1/43	3,380	3,771
West Virginia Lottery Excess Lottery Revenue	5.000%	7/1/26	2,590	2,683
West Virginia Lottery Excess Lottery Revenue	5.000%	7/1/27	2,720	2,874
West Virginia Lottery Excess Lottery Revenue	5.000%	7/1/28	2,855	3,072
West Virginia Parkways Authority Highway Revenue	5.000%	6/1/32	1,100	1,176
West Virginia Parkways Authority Highway Revenue	5.000%	6/1/34	2,020	2,154
West Virginia Parkways Authority Highway Revenue	5.000%	6/1/35	2,010	2,141
West Virginia Parkways Authority Highway Revenue	5.000%	6/1/36	2,030	2,154
West Virginia Parkways Authority Highway Revenue	5.000%	6/1/37	1,500	1,582
West Virginia Parkways Authority Highway Revenue	3.000%	6/1/41	2,140	1,758
West Virginia Parkways Authority Highway Revenue	4.000%	6/1/42	2,695	2,671
West Virginia Parkways Authority Highway Revenue	5.000%	6/1/43	2,000	2,079
West Virginia University College & University Revenue (West Virginia University Project)	5.000%	10/1/44	1,445	1,546
West Virginia University College & University Revenue PUT	5.000%	10/1/29	20,000	21,438
West Virginia Water Development Authority Lottery Revenue	5.000%	7/1/27	2,745	2,750
West Virginia Water Development Authority Lottery Revenue	5.000%	7/1/33	3,690	3,692
				389,602
Wisconsin (1.5%)
Central Brown County Water Authority Water Revenue	5.000%	11/1/30	1,890	1,898
Central Brown County Water Authority Water Revenue	5.000%	11/1/31	2,000	2,008
Central Brown County Water Authority Water Revenue	5.000%	11/1/32	2,000	2,008
Central Brown County Water Authority Water Revenue	5.000%	11/1/33	1,500	1,506
Central Brown County Water Authority Water Revenue	5.000%	11/1/34	1,500	1,506
Central Brown County Water Authority Water Revenue	5.000%	11/1/35	1,500	1,506
Dane County WI GO	2.000%	4/1/29	320	287
Dane County WI GO	2.000%	4/1/30	265	234
Green Bay Area Public School District GO, Prere.	4.000%	4/1/26	3,560	3,595
Green Bay Area Public School District GO, Prere.	4.000%	4/1/26	3,685	3,721
Green Bay Area Public School District GO, Prere.	4.000%	4/1/26	3,825	3,862
Madison WI Area Technical College GO	4.000%	3/1/27	5,340	5,461
Madison WI Area Technical College GO	4.000%	3/1/28	5,530	5,645
Middleton-Cross Plains WI Area School District GO	4.000%	3/1/33	5,280	5,410
Middleton-Cross Plains WI Area School District GO	4.000%	3/1/34	11,690	11,963

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Middleton-Cross Plains WI Area School District GO	4.000%	3/1/35	15,110	15,470
[1]	Milwaukee WI GO	5.000%	4/1/25	3,365	3,401
[1]	Milwaukee WI GO	5.000%	4/1/26	1,345	1,380
[1]	Milwaukee WI GO	5.000%	4/1/27	7,780	8,131
[1]	Milwaukee WI GO	5.000%	4/1/27	1,350	1,411
[1]	Milwaukee WI GO	5.000%	4/1/28	1,690	1,792
	Milwaukee WI GO	5.000%	4/1/29	7,000	7,402
	Milwaukee WI GO	5.000%	4/1/29	6,105	6,456
	Milwaukee WI GO	5.000%	4/1/29	8,810	9,317
	Milwaukee WI GO	5.000%	4/1/29	1,000	1,040
[1]	Milwaukee WI GO	5.000%	4/1/29	1,690	1,822
	Milwaukee WI GO	5.000%	4/1/31	3,070	3,358
	Milwaukee WI GO	4.000%	4/1/32	6,100	6,218
	Milwaukee WI GO	4.000%	4/1/32	1,460	1,474
	Milwaukee WI GO	3.000%	4/1/33	4,825	4,402
[2]	Milwaukee WI GO	4.000%	4/1/33	4,670	4,702
	Milwaukee WI GO	3.000%	4/1/34	4,825	4,394
[2]	Milwaukee WI GO	4.000%	4/1/34	4,675	4,706
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/36	625	675
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/37	1,820	1,953
[1]	Monroe School District WI GO	5.000%	3/1/27	165	172
[1]	Monroe School District WI GO	5.000%	3/1/28	250	264
[1]	Monroe School District WI GO	5.000%	3/1/29	810	871
[1]	Monroe School District WI GO	5.000%	3/1/36	800	875
	Neenah Joint School District GO	3.000%	3/1/30	4,600	4,427
	Neenah Joint School District GO	3.000%	3/1/32	1,500	1,418
	Platteville School District GO	4.000%	3/1/35	1,060	1,086
	Platteville School District GO	4.000%	3/1/37	1,040	1,050
	Platteville School District GO	4.000%	3/1/38	1,560	1,573
	Platteville School District GO	4.000%	3/1/40	880	877
	Pleasant Prairie WI GO	4.000%	8/1/33	18,635	19,315
[8]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/30	300	299
[8]	Public Finance Authority Charter School Aid Revenue	5.750%	7/1/33	250	258
	Public Finance Authority Charter School Aid Revenue	5.625%	6/15/37	500	480
[8]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/41	1,090	1,015
[8]	Public Finance Authority Charter School Aid Revenue	5.000%	1/1/42	1,000	884
[8]	Public Finance Authority Charter School Aid Revenue	4.000%	6/15/42	1,760	1,461
[8]	Public Finance Authority Charter School Aid Revenue	5.375%	6/15/42	1,065	1,028
	Public Finance Authority Charter School Aid Revenue	5.875%	6/15/42	500	480
[8]	Public Finance Authority Charter School Aid Revenue	6.375%	7/1/43	325	334
	Public Finance Authority College & University Revenue	5.250%	10/1/31	1,000	1,013
[8]	Public Finance Authority College & University Revenue	4.000%	4/1/32	620	609
	Public Finance Authority College & University Revenue	5.250%	10/1/33	1,140	1,151
	Public Finance Authority College & University Revenue	5.250%	10/1/38	3,500	3,433
[8]	Public Finance Authority College & University Revenue, ETM	4.000%	4/1/32	85	88
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.300%	10/1/26	14,260	14,023
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.700%	10/1/30	20,430	20,187
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	2,130	2,147
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	6,285	6,331
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	4,875	4,913
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	6,955	7,010
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	1,000	1,046
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	4,295	4,333
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	1,000	1,046
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	250	261
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	7,550	8,180
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	750	792
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	7,675	7,747
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	2,165	2,286
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	200	211
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/30	265	265
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	750	790
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	2,175	2,302
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	300	319
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/31	385	385
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	725	763
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	3,360	3,556

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	400	421
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/32	390	390
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/33	500	525
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	1,725	1,626
	Public Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/33	10,830	9,793
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	5,895	6,004
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	610	641
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/33	425	424
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	810	850
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/34	2,230	1,923
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	2,300	2,429
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/35	1,200	1,258
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/35	1,650	1,404
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/35	2,275	2,274
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/35	675	644
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	730	762
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	1,325	1,248
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	6,415	6,723
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	350	357
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/37	1,005	1,041
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	6,140	5,945
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	390	360
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	400	405
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/38	1,100	1,131
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	450	404
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	6,250	6,462
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	520	522
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/39	1,180	1,208
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	6,125	5,807
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	375	330
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	605	600
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/40	2,145	2,188
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	8,080	7,580
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/40	1,070	1,055
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	745	730
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/41	505	470
	Public Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/30	28,055	27,547
	Public Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/27	4,695	4,956
	Public Finance Authority Industrial Revenue	3.750%	2/1/32	815	770
	Public Finance Authority Industrial Revenue	5.000%	2/1/42	1,865	1,890
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	7/1/26	23,535	23,183
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	2/1/27	35,000	34,318
[2]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/35	1,000	1,123
[2]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/36	1,000	1,116
[2]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/37	1,000	1,106
[8]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/38	1,000	1,054
[2]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/42	5,750	6,171
[8]	Public Finance Authority Local or Guaranteed Housing Revenue	5.500%	7/1/43	1,000	1,051
[8]	Public Finance Authority Tax Allocation Revenue (Miami Worldcenter Project)	5.000%	6/1/41	2,000	1,991
[1]	Racine Unified School District GO	5.000%	4/1/38	1,500	1,628
[1]	Racine Unified School District GO	5.000%	4/1/39	2,000	2,164
[1]	Racine Unified School District GO	5.000%	4/1/40	3,000	3,220
[1]	Racine Unified School District GO	5.000%	4/1/41	1,020	1,093
[1]	Racine Unified School District GO	5.000%	4/1/42	1,000	1,067
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	1,060	1,081
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	1,375	1,390
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	2,100	2,096
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	2,400	2,378
	Verona Area School District GO	5.000%	4/1/26	3,485	3,587
	Waunakee Community School District GO	3.250%	4/1/28	46,750	45,429
	West De Pere School District GO	5.000%	4/1/30	3,820	4,104
	West De Pere School District GO	4.000%	4/1/31	3,245	3,338
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/29	1,050	849
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/29	390	315
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/30	1,095	851
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/30	590	458
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/31	3,760	2,802

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/31	1,000	745
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/32	1,400	999
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/32	1,515	1,081
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/33	2,500	1,706
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/33	1,350	921
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/34	2,000	1,305
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/35	1,600	988
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/35	3,125	1,930
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/36	1,550	903
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/36	4,000	2,331
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/37	5,985	3,287
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/38	6,000	3,113
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/39	5,250	2,593
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/40	6,000	2,791
	Wisconsin Department of Transportation Miscellaneous Revenue	4.000%	7/1/38	1,650	1,667
	Wisconsin Department of Transportation Miscellaneous Revenue	3.000%	7/1/41	1,675	1,394
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/24	4,440	4,448
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/24	3,700	3,706
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/24	3,085	3,090
	Wisconsin Environmental Improvement Fund Lease Revenue, Prere.	5.000%	6/1/25	6,435	6,538
	Wisconsin GO	5.000%	5/1/27	8,425	8,876
	Wisconsin GO	5.000%	11/1/28	15,000	15,770
	Wisconsin GO	5.000%	11/1/30	2,225	2,331
	Wisconsin GO	4.000%	5/1/33	11,520	11,755
[4]	Wisconsin GO	5.000%	5/1/33	6,280	7,016
	Wisconsin GO	5.000%	5/1/34	7,000	7,489
[4]	Wisconsin GO	5.000%	5/1/34	2,835	3,201
	Wisconsin GO	4.000%	11/1/34	3,500	3,573
	Wisconsin GO	5.000%	5/1/35	6,435	7,206
	Wisconsin GO	5.000%	5/1/35	17,000	19,615
[4]	Wisconsin GO	5.000%	5/1/35	2,375	2,701
	Wisconsin GO	5.000%	5/1/36	14,385	15,024
	Wisconsin GO	5.000%	5/1/36	22,000	25,210
	Wisconsin GO	5.000%	5/1/36	2,670	2,902
	Wisconsin GO	5.000%	5/1/37	12,500	13,066
	Wisconsin GO	5.000%	5/1/37	12,700	14,455
	Wisconsin GO	5.000%	5/1/38	11,000	11,507
	Wisconsin GO	5.000%	5/1/38	10,500	11,843
	Wisconsin GO, Prere.	5.000%	5/1/25	5,025	5,099
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/29	1,950	2,016
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	12/1/34	11,035	11,286
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	12/1/35	6,365	6,490
	Wisconsin Health & Educational Facilities Authority Electric Power & Light Revenue	5.000%	4/1/26	1,000	1,025
	Wisconsin Health & Educational Facilities Authority Electric Power & Light Revenue	5.000%	4/1/27	850	886
	Wisconsin Health & Educational Facilities Authority Electric Power & Light Revenue	5.000%	4/1/28	900	953
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	2,435	2,443
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	2,500	2,525
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	940	951
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	930	961
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	1,685	1,705
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,855	1,932
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,075	1,130
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/27	1,015	1,042
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	150	156
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.200%	8/15/28	2,400	2,374
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	835	879
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/28	1,400	1,452
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	12,130	12,192
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	175	185
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,175	1,223
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	800	841
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	12,020	12,079
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	200	214
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/30	810	709
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,410	1,467
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/30	8,305	8,344
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,780	2,786

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	275	293
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/31	6,000	6,019
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,650	1,654
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	300	319
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/31	1,555	1,657
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	4,200	4,254
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	4,825	5,006
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/32	5,345	5,358
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/32	8,045	8,064
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	660	702
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/32	2,235	2,377
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	4,000	4,146
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/33	450	450
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,300	1,303
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	50,545	50,620
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/33	2,945	3,123
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	6,845	7,092
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,260	1,262
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	39,835	39,698
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	700	745
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/34	3,450	3,652
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	5,450	5,641
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	7,075	7,027
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/35	2,540	2,557
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,780	1,741
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	4,460	4,555
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/36	2,605	2,607
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	2,245	2,233
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/38	5,225	5,097
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	1,000	986
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.500%	11/15/39	9,100	9,123
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	4,420	4,322
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/41	500	454
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	3,095	3,018
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	500	415
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	3.920%	12/2/24	4,545	4,534
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/24/26	1,480	1,512
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	3,115	3,183
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/22/29	3,720	4,007
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/22/29	3,440	3,703
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/3/34	1,250	1,359
[8]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.150%	5/1/24	6,900	6,900
[8]	Wisconsin Health & Educational Facilities Authority Miscellaneous Revenue	5.000%	8/1/27	5,500	5,595
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	3.000%	3/1/52	2,975	2,854
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	3.000%	9/1/52	3,500	3,357
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	3/1/54	5,675	6,169
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	2.500%	11/1/41	1,750	1,259
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.500%	11/1/24	255	248
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	3.875%	5/1/27	1,920	1,890
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT (View At Huxley Yards Project)	5.000%	8/1/26	10,734	10,929
[18]	Wisconsin Housing & Economic Development Authority Multifamily Tax-Exempt Mortgage-Backed Securities	4.750%	6/1/43	5,000	4,993
					1,108,011
Wyoming (0.1%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/30	250	256
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/31	50	51
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/32	300	305
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/33	275	278
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/34	250	253
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/35	250	252
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/36	200	201
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/37	140	139
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/38	160	156
	Sweetwater County WY Industrial Revenue (Idaho Power Co. Project)	1.700%	7/15/26	24,000	22,460

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	3.000%	6/1/50	3,815	3,703
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	3.500%	6/1/52	2,230	2,174
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	5.750%	6/1/53	3,005	3,152
[2]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, ETM	5.000%	1/1/25	1,000	1,009
[2]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/27	1,025	1,072
[2]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/27	1,040	1,088
[2]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/27	1,105	1,156
[2]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/27	1,050	1,098
[2]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/27	1,450	1,516
					40,319
Total Tax-Exempt Municipal Bonds (Cost $72,454,328)					70,512,542
				Shares
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[21]	Vanguard Municipal Cash Management Fund (Cost $605,042)	3.522%		6,049,624	605,083
Total Investments (99.2%) (Cost $73,059,370)					71,117,625
Other Assets and Liabilities—Net (0.8%)					557,763
Net Assets (100%)					71,675,388
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2024.
5	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
6	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
7	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
8	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, the aggregate value was $1,814,960,000, representing 2.5% of net assets.
9	Scheduled principal and interest payments are guaranteed by bank letter of credit.
10	Non-income-producing security—security in default.
11	Step bond.
12	Securities with a value of $10,153,000 have been segregated as initial margin for open futures contracts.
13	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
14	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
15	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
16	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
17	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
18	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
19	Scheduled principal and interest payments are guaranteed by XL Capital Assurance Inc.
20	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
21	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Intermediate-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
	Expiration	Number of Long (Short) Contracts	($000)
			Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2024	1,195	242,174	(2,586)
5-Year U.S. Treasury Note	June 2024	4,725	494,907	(10,102)
10-Year U.S. Treasury Note	June 2024	1,489	159,974	(4,527)
				(17,215)

Short Futures Contracts
Ultra Long U.S. Treasury Bond	June 2024	(981)	(117,291)	7,419
				(9,796)
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of April 30, 2024
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $72,454,328)	70,512,542
Affiliated Issuers (Cost $605,042)	605,083
Total Investments in Securities	71,117,625
Investment in Vanguard	2,135
Receivables for Investment Securities Sold	168,640
Receivables for Accrued Income	869,920
Receivables for Capital Shares Issued	73,559
Other Assets	586
Total Assets	72,232,465
Liabilities
Due to Custodian	378
Payables for Investment Securities Purchased	389,999
Payables for Capital Shares Redeemed	113,414
Payables for Distributions	48,813
Payables to Vanguard	2,720
Variation Margin Payable—Futures Contracts	1,753
Total Liabilities	557,077
Net Assets	71,675,388
At April 30, 2024, net assets consisted of:

Paid-in Capital	75,036,226
Total Distributable Earnings (Loss)	(3,360,838)
Net Assets	71,675,388

Investor Shares—Net Assets
Applicable to 170,586,566 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,299,009
Net Asset Value Per Share—Investor Shares	$13.48

Admiral Shares—Net Assets
Applicable to 5,147,729,286 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	69,376,379
Net Asset Value Per Share—Admiral Shares	$13.48
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund
Statement of Operations

Six Months Ended April 30, 2024
($000)
Investment Income
Income
Interest[1]	1,105,130
Total Income	1,105,130
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,228
Management and Administrative— Investor Shares	1,749
Management and Administrative— Admiral Shares	25,360
Marketing and Distribution— Investor Shares	91
Marketing and Distribution— Admiral Shares	1,841
Custodian Fees	161
Shareholders’ Reports—Investor Shares	24
Shareholders’ Reports—Admiral Shares	150
Trustees’ Fees and Expenses	25
Other Expenses	280
Total Expenses	32,909
Expenses Paid Indirectly	(160)
Net Expenses	32,749
Net Investment Income	1,072,381
Realized Net Gain (Loss)
Investment Securities Sold[1]	(184,797)
Futures Contracts	935
Realized Net Gain (Loss)	(183,862)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	3,363,216
Futures Contracts	(10,505)
Change in Unrealized Appreciation (Depreciation)	3,352,711
Net Increase (Decrease) in Net Assets Resulting from Operations	4,241,230
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $7,743,000, $44,000, less than $1,000, and ($26,000), respectively. Purchases and sales are for temporary cash investment purposes.
Statement of Changes in Net Assets

	Six Months Ended April 30, 2024	Year Ended October 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,072,381	1,943,613
Realized Net Gain (Loss)	(183,862)	(608,466)
Change in Unrealized Appreciation (Depreciation)	3,352,711	413,279
Net Increase (Decrease) in Net Assets Resulting from Operations	4,241,230	1,748,426
Distributions
Investor Shares	(34,226)	(67,186)
Admiral Shares	(1,031,381)	(1,867,372)
Total Distributions	(1,065,607)	(1,934,558)
Capital Share Transactions
Investor Shares	(25,129)	(343,419)
Admiral Shares	2,329,599	118,748
Net Increase (Decrease) from Capital Share Transactions	2,304,470	(224,671)
Total Increase (Decrease)	5,480,093	(410,803)
Net Assets
Beginning of Period	66,195,295	66,606,098
End of Period	71,675,388	66,195,295

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$12.86	$12.87	$14.66	$14.64	$14.46	$13.67
Investment Operations
Net Investment Income[1]	.199	.367	.315	.311	.348	.380
Net Realized and Unrealized Gain (Loss) on Investments	.619	(.011)	(1.772)	.020	.180	.791
Total from Investment Operations	.818	.356	(1.457)	.331	.528	1.171
Distributions
Dividends from Net Investment Income	(.198)	(.366)	(.316)	(.311)	(.348)	(.381)
Distributions from Realized Capital Gains	—	—	(.017)	—	—	—
Total Distributions	(.198)	(.366)	(.333)	(.311)	(.348)	(.381)
Net Asset Value, End of Period	$13.48	$12.86	$12.87	$14.66	$14.64	$14.46
Total Return[2]	6.36%	2.69%	-10.07%	2.26%	3.69%	8.65%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,299	$2,216	$2,550	$3,435	$3,457	$3,620
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%[3]	0.17%[3]	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	2.95%	2.74%	2.27%	2.10%	2.39%	2.67%
Portfolio Turnover Rate	16%	43%	35%	18%	16%	8%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$12.86	$12.87	$14.66	$14.64	$14.46	$13.67
Investment Operations
Net Investment Income[1]	.205	.378	.326	.322	.360	.391
Net Realized and Unrealized Gain (Loss) on Investments	.619	(.012)	(1.772)	.021	.179	.791
Total from Investment Operations	.824	.366	(1.446)	.343	.539	1.182
Distributions
Dividends from Net Investment Income	(.204)	(.376)	(.327)	(.323)	(.359)	(.392)
Distributions from Realized Capital Gains	—	—	(.017)	—	—	—
Total Distributions	(.204)	(.376)	(.344)	(.323)	(.359)	(.392)
Net Asset Value, End of Period	$13.48	$12.86	$12.87	$14.66	$14.64	$14.46
Total Return[2]	6.40%	2.77%	-9.99%	2.34%	3.77%	8.73%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$69,376	$63,979	$64,056	$84,624	$75,103	$67,655
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%[3]	0.09%[3]	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.03%	2.83%	2.35%	2.17%	2.48%	2.75%
Portfolio Turnover Rate	16%	43%	35%	18%	16%	8%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard Intermediate-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2024, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the

Intermediate-Term Tax-Exempt Fund
overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2024, the fund had contributed to Vanguard capital in the amount of $2,135,000, representing less than 0.01% of the fund’s net assets and 0.85% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2024, custodian fee offset arrangements reduced the fund’s expenses by $160,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Intermediate-Term Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	70,512,542	—	70,512,542
Temporary Cash Investments	605,083	—	—	605,083
Total	605,083	70,512,542	—	71,117,625
Derivative Financial Instruments
Assets
Futures Contracts[1]	7,419	—	—	7,419
Liabilities
Futures Contracts[1]	17,215	—	—	17,215
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of April 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	73,068,865
Gross Unrealized Appreciation	406,933
Gross Unrealized Depreciation	(2,367,969)
Net Unrealized Appreciation (Depreciation)	(1,961,036)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2023, the fund had available capital losses totaling $1,232,807,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended April 30, 2024, the fund purchased $13,536,026,000 of investment securities and sold $11,102,673,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2024, such purchases were  $338,115,000 and sales were $81,030,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	299,559	22,181	455,775	34,084
Issued in Lieu of Cash Distributions	29,137	2,139	55,852	4,179
Redeemed	(353,825)	(26,124)	(855,046)	(64,048)
Net Increase (Decrease)—Investor Shares	(25,129)	(1,804)	(343,419)	(25,785)

Intermediate-Term Tax-Exempt Fund
	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	12,650,306	936,301	25,316,546	1,897,189
Issued in Lieu of Cash Distributions	749,687	55,035	1,325,996	99,255
Redeemed	(11,070,394)	(820,075)	(26,523,794)	(1,998,540)
Net Increase (Decrease)—Admiral Shares	2,329,599	171,261	118,748	(2,096)
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to April 30, 2024, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Intermediate-Term Tax-Exempt Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the fund over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its respective peer group and that the fund’s advisory expenses were also below its peer-group averages.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Municipal Bond Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Intermediate-Term Tax-Exempt Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2023, through December 31, 2023 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
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© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q422 062024

Semiannual Report   |   April 30, 2024
Vanguard Long-Term Tax-Exempt Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
About Your Fund’s Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangements	69
Liquidity Risk Management	70

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
Six Months Ended April 30, 2024
	Beginning Account Value 10/31/2023	Ending Account Value 4/30/2024	Expenses Paid During Period
Based on Actual Fund Return
Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,092.00	$0.88
Admiral™ Shares	1,000.00	1,092.50	0.47
Based on Hypothetical 5% Yearly Return
Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.02	$0.86
Admiral Shares	1,000.00	1,024.42	0.45
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.17% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).
1

Long-Term Tax-Exempt Fund
Fund Allocation
As of April 30, 2024
New York	15.6%
Texas	11.0
California	6.6
Pennsylvania	5.2
Florida	5.2
Illinois	4.9
Massachusetts	4.2
Georgia	3.2
New Jersey	2.9
Alabama	2.9
Ohio	2.7
Michigan	2.3
Colorado	2.1
Oregon	1.9
Arizona	1.8
Virginia	1.8
Maryland	1.7
Utah	1.7
Puerto Rico	1.6
District of Columbia	1.6
Wisconsin	1.6
Missouri	1.5
South Carolina	1.4
Minnesota	1.4
Tennessee	1.3
North Carolina	1.1
Kentucky	1.1
Washington	1.0
Other	8.7
The table reflects the fund’s investments, except for short-term investments.
2

Long-Term Tax-Exempt Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (95.3%)
Alabama (2.8%)
	Alabama GO	4.000%	11/1/30	6,195	6,258
	Alabama GO	4.000%	11/1/31	4,000	4,041
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/39	1,135	1,206
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	4.000%	11/1/38	1,465	1,486
	Auburn University College & University Revenue	5.000%	6/1/48	6,000	6,205
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/36	695	706
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	4.000%	12/1/26	16,390	16,373
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	2/1/29	28,595	30,185
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	4.000%	12/1/29	17,470	17,125
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	32,930	32,953
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	2,210	2,210
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6) PUT	4.000%	12/1/26	17,835	17,816
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/28	32,290	33,429
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/27	10,755	10,785
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/27	30,195	30,144
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	6/1/29	13,350	13,929
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	10/1/30	1,400	1,481
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	12/1/30	3,925	4,192
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/31	5,000	4,925
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.500%	6/1/32	4,855	5,235
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	9/1/32	17,725	18,975
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	1,630	1,538
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	1,560	1,450
	Decatur AL Waterworks & Sewer System Water Revenue	4.000%	8/15/50	5,160	4,749
	East Alabama Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/30	1,000	998
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.500%	1/1/31	540	577
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.250%	6/1/32	12,480	13,199
	Huntsville AL GO	5.000%	5/1/32	3,190	3,375
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/30	12,310	13,199
	Huntsville Public Building Authority Lease (Appropriation) Revenue	5.000%	2/1/47	3,715	3,909
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	625	606
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	605	576
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	690	646
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	545	502
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/41	645	591
	Jefferson County AL Sewer Revenue	5.250%	10/1/40	5,000	5,470
	Jefferson County AL Sewer Revenue	5.250%	10/1/41	5,000	5,438
	Jefferson County AL Sewer Revenue	5.250%	10/1/42	4,000	4,329
	Jefferson County AL Sewer Revenue	5.250%	10/1/44	3,000	3,225
	Jefferson County AL Sewer Revenue	5.250%	10/1/45	4,000	4,280
	Jefferson County AL Sewer Revenue	5.250%	10/1/49	15,835	16,648
	Jefferson County AL Sewer Revenue	5.500%	10/1/53	6,835	7,304
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	10,705	10,695
	Mobile Alabama Industrial Development Board Industrial Revenue (Alabama Power Company Barry Plant Project) PUT	3.780%	6/16/26	430	428
	Oxford AL GO	5.000%	7/1/52	3,750	3,918
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	5.000%	4/1/32	34,545	36,478
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	4.000%	6/1/24	6,335	6,333
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1) PUT	4.000%	10/1/28	12,315	12,191
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3) PUT	5.500%	12/1/29	1,215	1,286
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 4) PUT	5.000%	8/1/28	12,280	12,671
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 5) PUT	5.250%	7/1/29	27,425	28,790
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/30	1,610	1,693
	Tuscaloosa AL GO	3.000%	10/1/50	3,000	2,188
3

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	University of South Alabama College & University Revenue	5.000%	10/1/29	1,000	1,047
[1]	University of South Alabama College & University Revenue	5.000%	10/1/30	1,020	1,065
[1]	University of South Alabama College & University Revenue	5.000%	10/1/31	1,000	1,044
[1]	University of South Alabama College & University Revenue	5.000%	10/1/32	750	784
[1]	University of South Alabama College & University Revenue	5.000%	10/1/33	1,435	1,498
	West Jefferson Industrial Development Board Industrial Revenue (Alabama Power Company Project)	3.650%	6/1/28	2,120	2,073
					476,450
Alaska (0.1%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/32	850	919
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond), Prere.	5.000%	6/1/25	6,620	6,726
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond), Prere.	5.000%	6/1/25	3,995	4,059
	Municipality of Anchorage AK GO	4.000%	9/1/37	1,000	1,018
	Municipality of Anchorage AK GO	4.000%	9/1/38	1,000	1,011
	Municipality of Anchorage AK GO	4.000%	9/1/39	2,620	2,644
	Municipality of Anchorage AK GO	4.000%	9/1/40	1,500	1,503
	Municipality of Anchorage AK GO	4.000%	9/1/41	1,285	1,282
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/50	1,495	1,497
					20,659
Arizona (1.7%)
	Arizona Board of Regents College & University Revenue	4.000%	7/1/38	1,250	1,269
	Arizona Board of Regents College & University Revenue	5.000%	7/1/43	4,000	4,253
[2]	Arizona Distribution Intergovernmental Agreement Revenue	5.500%	7/1/42	3,000	3,659
[2]	Arizona Distribution Intergovernmental Agreement Revenue	5.500%	7/1/43	1,500	1,805
[3]	Arizona IDA Charter School Aid Revenue	5.750%	7/15/48	3,200	3,219
[3]	Arizona IDA Charter School Aid Revenue	5.000%	7/1/49	1,610	1,501
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/41	505	453
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/61	3,365	2,638
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	1,000	998
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	1,000	989
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	500	490
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/31	605	678
[1]	Arizona IDA Local or Guaranteed Housing Revenue	4.000%	6/1/44	1,250	1,188
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/49	1,375	1,407
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/54	2,000	2,037
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/58	1,500	1,528
	Arizona IDA Local or Guaranteed Housing Revenue (Hacienda Del Rio Project)	4.500%	6/1/41	5,000	4,983
[3,4]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	7.750%	7/1/50	4,000	240
[3,4]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.000%	7/1/51	5,000	300
	Arizona State University College & University Revenue	5.000%	7/1/43	5,400	5,693
	Buckeye AZ Excise Taxes Sales Tax Revenue	5.000%	7/1/35	4,480	4,540
	Buckeye AZ Excise Taxes Sales Tax Revenue	5.000%	7/1/43	6,000	6,022
	Bullhead AZ Excise Taxes Sales Tax Revenue	2.700%	7/1/51	5,020	3,300
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/28	4,810	4,832
	Coconino County Pollution Control Corp. Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/26	330	326
	Glendale IDA Student Loan Revenue	5.000%	5/15/28	1,350	1,432
	Glendale IDA Student Loan Revenue	5.000%	5/15/30	1,050	1,149
	La Paz County IDA Charter School Aid Revenue	5.000%	2/15/48	1,350	1,254
	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/49	1,500	1,511
[3]	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/49	3,500	3,267
[3]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	4.000%	7/1/41	1,275	1,089
	Maricopa County IDA Charter School Aid Revenue (legacy Traditional Schools Project)	4.000%	7/1/55	11,535	9,514
[5]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	1,000	1,076
[5]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	1,350	1,438
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/41	5,000	5,129
[5]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	1,000	1,059
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/42	4,000	4,112
[5]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	1,135	1,195
[5]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/44	2,750	2,871
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	1,500	1,536
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/28	1,540	1,619
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/34	545	564
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/35	350	360
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/36	500	510
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/37	600	609
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/33	200	208
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/34	200	207
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/35	250	258
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/37	250	254
4

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mesa AZ Utility System Water Revenue	4.000%	7/1/31	7,275	7,366
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/33	2,135	2,296
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/34	2,030	2,178
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/35	5,515	5,675
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/35	2,100	2,250
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/36	2,990	3,191
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/37	3,350	3,557
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/38	3,440	3,638
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/44	6,540	6,838
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/44	4,425	4,711
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/44	1,000	1,065
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.250%	7/1/47	5,000	5,510
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/49	13,905	14,408
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/37	3,750	3,781
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/42	3,000	2,964
[3]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/41	1,000	845
[3]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/51	2,570	1,985
[3]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/57	3,680	2,727
[3]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/57	500	370
	Pima County IDA Health, Hospital, Nursing Home Revenue	4.000%	4/1/46	2,175	2,003
	Pinal County Electric District No. 3 Electric Power & Light Revenue	4.000%	7/1/32	1,035	1,043
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/38	3,155	3,250
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/34	10,045	10,686
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/35	10,020	10,649
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/47	4,000	4,288
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/48	5,000	5,384
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/50	25,025	26,610
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.250%	1/1/53	26,945	29,343
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/24	2,220	2,230
	Salt Verde Financial Corp. Natural Gas Revenue	5.000%	12/1/37	6,765	7,188
[3]	Sierra Vista IDA Charter School Aid Revenue	5.750%	6/15/58	7,250	7,264
	University of Arizona College & University Revenue	5.000%	6/1/36	1,500	1,670
	University of Arizona College & University Revenue	5.000%	6/1/37	2,235	2,469
	University of Arizona College & University Revenue	5.000%	6/1/38	3,200	3,510
	University of Arizona College & University Revenue	5.000%	6/1/42	2,515	2,566
					296,077
Arkansas (0.1%)
	Bentonville AR Sales & Use Tax Sales Tax Revenue	1.050%	11/1/46	20	20
	El Dorado Special School District No. 15 GO	5.000%	2/1/50	1,970	2,018
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/42	1,000	1,062
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/43	1,000	1,059
	Rogers School District No. 30 GO	3.000%	2/1/30	4,660	4,539
	University of Arkansas College & University Revenue, Prere.	5.000%	5/1/24	2,170	2,170
	University of Arkansas College & University Revenue, Prere.	5.000%	5/1/24	2,855	2,855
					13,723
California (6.2%)
[6,7]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.450% coupon rate effective 10/1/37	0.000%	10/1/52	9,000	4,761
	Alameda County CA Unified School District GO	5.000%	8/1/39	11,455	11,670
	Bay Area Toll Authority Highway Revenue	2.600%	4/1/56	2,400	1,499
[8]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.300%	4.070%	4/1/56	3,000	2,939
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/27	19,115	19,069
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/29	18,625	19,522
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/30	10,070	10,918
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	3/1/31	12,965	13,653
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	4/1/32	25,050	26,485
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/28	14,770	14,717
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/28	50,000	53,076
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	8/1/29	2,340	2,451
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.250%	4/1/30	9,600	10,215
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/31	19,090	18,861
[3]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/50	15,000	10,452
[3]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	5,000	3,913
[3]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	4,000	3,552
[3]	California Community Housing Agency Local or Guaranteed Housing Revenue	3.000%	8/1/56	2,500	1,731
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,000	947
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,075	1,018
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/42	5,000	5,085
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	9,495	11,155
5

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/45	4,555	5,321
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	4,000	4,655
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/49	14,900	17,184
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/51	9,050	10,414
	California Educational Facilities Authority College & University Revenue	5.500%	10/1/53	5,525	5,691
	California Educational Facilities Authority College & University Revenue, Prere.	4.000%	1/1/26	10,000	10,126
	California GO	5.000%	9/1/31	15,050	15,633
[6]	California GO	5.250%	8/1/32	9,765	11,248
	California GO	5.000%	8/1/33	16,100	16,676
	California GO	5.000%	8/1/35	1,170	1,210
	California GO	5.000%	9/1/35	12,255	12,692
[1]	California GO	5.000%	9/1/35	11,510	11,920
	California GO	3.000%	10/1/36	5,400	5,055
	California GO	5.000%	4/1/37	1,010	1,087
	California GO	5.000%	4/1/37	3,000	3,369
	California GO	3.000%	10/1/37	4,750	4,351
	California GO	5.000%	11/1/37	2,000	2,251
	California GO	5.000%	9/1/39	4,880	5,446
	California GO	5.000%	10/1/39	1,500	1,615
	California GO	3.000%	11/1/40	4,500	3,962
	California GO	3.000%	11/1/41	5,500	4,774
	California GO	5.000%	4/1/42	1,500	1,559
	California GO	5.000%	4/1/42	5,000	5,467
	California GO	5.000%	9/1/42	3,200	3,512
	California GO	5.000%	10/1/42	10,000	10,610
	California GO	5.000%	10/1/42	2,000	2,207
	California GO	5.000%	11/1/42	1,690	1,858
	California GO	5.000%	9/1/48	5,000	5,449
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	3,575	3,777
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	1,400	1,530
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/47	9,435	7,362
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/47	3,700	4,203
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/33	10,121	10,076
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/35	6,766	6,529
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/35	14,236	13,154
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/36	13,466	12,211
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.375%	9/20/36	1,789	1,716
[3]	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.125%	7/1/24	10,000	9,997
[8]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.470%	12/1/50	1,000	996
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/46	2,470	1,807
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	8,000	6,731
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/51	9,095	7,836
[1]	California Municipal Finance Authority Intergovernmental Agreement Revenue	5.000%	8/1/41	5,100	5,194
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/51	4,465	3,320
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/54	1,200	867
[3]	California Municipal Finance Authority Private Schools Revenue (Westside Neighbourhood School Project)	6.375%	6/15/64	1,550	1,596
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/40	1,450	1,587
	California State Public Works Board Lease (Appropriation) Revenue (Various Capital Project)	4.000%	11/1/38	2,920	3,000
	California State University College & University Revenue	5.000%	11/1/36	6,010	6,325
	California State University College & University Revenue	5.000%	11/1/43	3,190	3,249
	California State University College & University Revenue PUT	3.125%	11/1/26	1,000	991
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/39	1,000	882
[3]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/58	2,500	2,546
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	8,315	9,078
[6]	California Statewide Communities Development Authority Miscellaneous Revenue, Prere.	5.000%	11/15/24	6,200	6,246
[6]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/33	3,130	3,195
[6]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/34	1,100	1,123
[6]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/35	865	884
[6]	Chula Vista Elementary School District COP	2.000%	9/1/46	6,500	3,887
[6]	Chula Vista Elementary School District COP	2.000%	9/1/51	3,500	1,923
[3]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	3.300%	4/1/51	9,950	7,069
	Coast Community College District GO	3.000%	8/1/39	4,300	3,751
[3]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	7/1/56	10,000	6,779
[3]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/56	5,250	4,369
	Downey Unified School District GO	3.000%	8/1/46	5,720	4,512
	Downey Unified School District GO	3.000%	8/1/47	6,240	4,867
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/44	7,000	7,496
[6]	East Side Union High School District GO	3.000%	8/1/34	4,600	4,304
6

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	El Camino Healthcare District GO	0.000%	8/1/30	5,000	4,037
[1]	El Segundo Unified School District GO	5.750%	8/1/48	1,500	1,739
	Foothill-De Anza Community College District GO	4.000%	8/1/34	2,185	2,213
	Foothill-De Anza Community College District GO	3.000%	8/1/38	1,625	1,447
	Foothill-De Anza Community College District GO	3.000%	8/1/38	750	668
	Foothill-De Anza Community College District GO	3.000%	8/1/39	1,210	1,056
	Foothill-De Anza Community College District GO	3.000%	8/1/40	1,500	1,283
	Fresno Unified School District GO	3.000%	8/1/55	6,500	4,725
	Gavilan Joint Community College District GO	3.000%	8/1/45	10,215	8,096
	Gilroy Public Facilities Financing Authority Lease (Non-Terminable) Revenue	3.000%	8/1/51	1,750	1,305
	Glendale CA Community College District GO	0.000%	8/1/33	1,405	998
[1]	Hayward Unified School District GO	5.000%	8/1/40	9,000	9,530
[1]	Irvine Facilities Financing Authority Special Tax Revenue (Irvine Great Park Infrastructure Project)	4.000%	9/1/58	4,000	3,896
	Irvine Unified School District GO	2.250%	9/1/49	7,775	4,735
	Kern Community College District GO	3.000%	8/1/46	4,890	3,883
	La Canada Unified School District GO	5.750%	8/1/50	3,250	3,756
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/42	1,000	936
	Lodi CA Unified School District GO	2.000%	8/1/43	5,000	3,228
[9]	Long Beach Unified School District GO	0.000%	8/1/33	500	364
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	8,215	8,818
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/44	5,340	5,637
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/39	1,155	1,294
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/40	1,000	1,108
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	2.625%	12/1/51	4,800	3,139
	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agency Tax Allocation Revenue (Long Beach Project Area)	5.000%	8/1/30	4,685	4,779
	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agency Tax Allocation Revenue (Long Beach Project Area)	5.000%	8/1/31	7,180	7,325
	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agency Tax Allocation Revenue (Long Beach Project Area)	5.000%	8/1/32	6,465	6,595
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	3,500	3,902
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	3,500	3,885
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	1,500	1,656
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/48	5,000	4,871
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/48	6,000	6,427
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/49	4,750	4,939
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	6,040	6,497
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	3,000	3,319
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	3,000	3,291
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	1,465	1,603
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/46	3,725	4,023
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/50	3,000	3,181
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	1,200	1,281
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	5,000	5,529
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/48	7,000	7,317
[8]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	3.910%	7/1/37	1,000	1,000
[8]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	3.910%	7/1/37	1,500	1,500
[8]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	3.910%	7/1/47	1,500	1,500
	Milpitas CA Unified School District GO	3.000%	8/1/35	1,000	939
[6]	Montebello Unified School District GO	5.500%	8/1/47	3,500	3,786
[6]	Montebello Unified School District GO	5.000%	8/1/50	2,000	2,092
	Mount San Antonio Community College District GO	5.875%	8/1/28	3,025	3,356
	Northern California Energy Authority Natural Gas Revenue PUT	5.000%	8/1/30	15,660	16,577
	Northern California Tobacco Securitization Authority Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,315	1,310
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/50	7,750	5,952
[6]	Oakland Unified School District/Alameda County GO	3.000%	8/1/40	7,000	5,771
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/40	1,000	1,013
	Palomar Health GO	0.000%	8/1/37	5,415	2,647
[9]	Palomar Health GO	7.000%	8/1/38	10,000	11,365
[6]	Pittsburg Unified School District GO	5.000%	8/1/47	2,180	2,332
	Poway Unified School District GO	0.000%	8/1/51	15,000	4,029
	Richmond CA Wastewater Sewer Revenue	5.000%	8/1/42	1,285	1,342
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.250%	11/1/25	8,330	8,577
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.250%	11/1/25	10,000	10,296
[6]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue (Jurupa Valley Redevelopment Project)	4.000%	10/1/33	4,345	4,424
[6]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue (Jurupa Valley Redevelopment Project)	4.000%	10/1/34	4,000	4,066
[1]	Sacramento CA City Unified School District GO	5.500%	8/1/47	1,265	1,379
[1]	Sacramento CA City Unified School District GO	5.500%	8/1/52	5,135	5,560
7

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/28	15,815	13,410
	San Bernardino County CA (Capital Facilities Project) COP, ETM	6.875%	8/1/24	2,970	2,992
	San Diego CA Unified School District GO	0.000%	7/1/33	2,500	1,782
	San Diego CA Unified School District GO	0.000%	7/1/35	3,605	2,347
	San Diego CA Unified School District GO	0.000%	7/1/37	14,000	8,580
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/56	16,000	16,812
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/36	2,250	2,034
[1]	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/50	5,035	3,860
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	3.000%	7/1/44	3,000	2,399
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/50	19,240	20,602
	San Francisco City & County CA Community Facilities District No. 2014-1 Special Tax Revenue	5.000%	9/1/47	1,735	1,794
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/29	1,000	1,034
	San Francisco Municipal Transportation Agency Transit Revenue	5.000%	3/1/51	3,450	3,588
	San Francisco Unified School District GO	4.000%	6/15/35	1,000	1,029
	San Francisco Unified School District GO	3.000%	6/15/39	2,000	1,746
	San Francisco Unified School District GO	3.000%	6/15/40	2,000	1,712
[6]	San Jacinto Unified School District COP	5.000%	9/1/37	1,850	2,005
[6]	San Jacinto Unified School District COP	5.000%	9/1/39	1,020	1,089
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/42	575	563
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/44	200	193
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, Prere.	5.000%	1/15/25	1,400	1,415
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, Prere.	5.000%	1/15/25	1,650	1,668
	San Jose Evergreen Community College District GO	3.000%	9/1/35	1,225	1,155
	San Luis Obispo County Financing Authority Lease (Appropriation) Revenue (Multiple Capital Projects)	5.500%	11/15/47	5,165	5,745
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/43	3,000	3,167
	San Rafael CA City High School District GO	5.250%	8/1/52	2,000	2,152
	San Rafael City Elementary School District GO	5.250%	8/1/52	2,000	2,161
[6]	Sanger Unified School District COP (Capital Projects)	5.000%	6/1/45	5,500	5,773
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/36	2,500	2,314
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	2.125%	7/1/46	5,500	3,450
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	2.250%	7/1/51	6,500	3,869
	Santa Monica-Malibu Unified School District (School Facilities Improvement Project) GO	3.000%	8/1/42	1,585	1,313
[6]	Santa Rosa High School District GO	5.000%	8/1/43	3,265	3,350
	Santa Rosa High School District GO	5.000%	8/1/53	5,000	5,342
[6]	Simi Valley Unified School District GO	0.000%	8/1/29	1,495	1,254
	Solano County Community College District GO	3.000%	8/1/50	3,100	2,324
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects)	5.250%	6/1/46	1,500	1,620
	Southwestern Community College District GO	3.000%	8/1/40	2,000	1,721
	State Center Community College District GO	3.000%	8/1/39	2,600	2,281
	State Center Community College District GO	3.000%	8/1/41	5,250	4,454
	Union Sanitary District Financing Authority Intergovernmental Agreement Revenue	3.000%	9/1/45	1,375	1,099
	Union Sanitary District Financing Authority Intergovernmental Agreement Revenue	3.000%	9/1/50	1,500	1,134
	University of California College & University Revenue	4.000%	5/15/40	4,265	4,372
	University of California College & University Revenue	5.000%	5/15/41	5,000	5,644
	University of California College & University Revenue	5.000%	5/15/43	1,105	1,237
	University of California College & University Revenue (Limited Project)	5.000%	5/15/35	10,045	10,601
	University of California College & University Revenue (Limited Project)	5.000%	5/15/38	1,000	1,064
	University of California College & University Revenue (Limited Project)	5.000%	5/15/58	10,000	10,387
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/40	7,000	7,734
[6]	Val Verde Unified School District GO	3.000%	8/1/47	1,730	1,291
	Vallecitos Water District COP	2.250%	8/1/46	2,000	1,289
	Washington Township Health Care District GO	5.250%	8/1/48	1,000	1,095
	Washington Township Health Care District GO	5.500%	8/1/53	1,000	1,103
					1,073,269
Colorado (2.0%)
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/30	1,100	1,109
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/31	1,515	1,526
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/38	1,370	1,394
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/39	1,000	1,011
	Board of Governors of Colorado State University System College & University Revenue	5.000%	3/1/43	2,000	2,272
	Brighton CO Water Activity Water Revenue (Water System Project)	5.000%	6/1/52	12,385	13,062
[6]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/50	1,180	1,061
	Centennial Water & Sanitation District Water Revenue	5.000%	12/1/48	1,300	1,399
[3]	Centerra Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/29	3,608	3,565
	Colorado COP	4.000%	12/15/35	1,000	1,019
	Colorado COP	6.000%	12/15/40	5,000	5,902
	Colorado COP	6.000%	12/15/41	3,570	4,197
	Colorado COP	5.250%	3/15/42	5,000	5,132
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue	5.000%	12/1/38	1,000	1,026
8

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue	4.000%	12/1/48	2,500	2,164
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/55	5,000	4,974
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/51	750	574
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/61	1,350	980
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	5.000%	3/1/43	4,750	4,871
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	3,045	3,267
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,020	1,094
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	2,600	2,547
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/37	1,550	1,704
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	5,375	5,186
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/39	1,925	1,847
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/39	1,200	1,273
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	2,235	2,463
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/40	26,410	26,239
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/41	1,750	1,855
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/42	1,500	1,275
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/42	2,000	2,113
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	19,750	20,295
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/50	15,000	14,015
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	11/15/51	7,960	5,859
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/52	7,500	7,085
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Craig Hospital Project)	5.000%	12/1/26	1,010	1,037
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/48	1,000	805
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Parkview Medical Center Project)	4.000%	9/1/50	4,700	4,311
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	1,000	1,019
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/17/26	4,500	4,630
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	1,500	1,588
	Colorado School of Mines College & University Revenue	5.250%	12/1/53	6,000	6,461
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/39	1,000	1,082
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/41	1,170	1,290
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/41	3,130	3,452
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/42	1,665	1,829
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/42	1,320	1,450
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/43	1,180	1,290
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/43	1,060	1,159
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/47	2,000	2,146
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.250%	11/15/52	4,000	4,336
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.250%	11/15/53	15,675	17,081
	Colorado Springs CO Utilities System Sewer Revenue	5.000%	11/15/42	2,895	2,986
	Colorado Springs CO Utilities System Water Revenue	5.000%	11/15/43	1,295	1,356
	Colorado Springs CO Utilities System Water Revenue	5.000%	11/15/48	2,000	2,076
[6]	Commerce City CO Sales Tax Revenue, Prere.	5.000%	8/1/24	4,000	4,009
	Denver City & County School District No. 1 GO	5.000%	12/1/41	5,000	5,462
	Denver City & County School District No. 1 GO	3.000%	12/1/43	2,565	2,043
	Denver City & County School District No. 1 GO	5.000%	12/1/45	1,240	1,339
[3]	DIATC Metropolitan District GO	5.000%	12/1/39	1,000	963
[2]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/25	9,700	9,226
[2]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	4,120	3,407
[2]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/30	6,560	5,228
[8]	E-470 Public Highway Authority Highway Revenue, 67% of SOFR + 0.350%	3.914%	9/1/39	700	699
	Eagle County School District No. Re50J GO	4.000%	12/1/41	7,000	6,967
	El Paso County School District No. 2 Harrison GO	5.000%	12/1/38	1,070	1,181
	El Paso County School District No. 2 Harrison GO	5.000%	12/1/39	3,000	3,302
	El Paso County School District No. 2 Harrison GO	5.000%	12/1/40	3,600	3,939
	El Paso County School District No. 2 Harrison GO	5.000%	12/1/41	2,150	2,344
	Grand County School District No. 2 East Grand GO	4.000%	12/1/39	1,390	1,408
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/42	1,000	1,094
	Jefferson County School District R-1 GO	4.000%	12/15/37	2,220	2,276
[6]	Midcities Metropolitan District No. 2 Ad Valorem Property Tax Revenue	4.000%	12/1/46	4,250	3,976
	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/46	5,750	5,919
	Parker Co. Water & Sanitation District Water Revenue	4.000%	11/1/52	12,800	12,086
	Prairie Center Metropolitan District No. 3 GO	5.875%	12/15/46	1,000	1,049
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/36	4,440	4,565
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/35	1,860	2,027
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/36	2,850	3,088
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/37	4,085	4,399
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/38	4,440	4,759
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	3.750%	12/1/40	1,050	884
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	6.500%	12/1/54	1,250	1,271
9

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Thornton CO COP	4.000%	12/1/39	3,000	3,020
	University of Colorado College & University Revenue	5.000%	6/1/44	3,490	3,664
	University of Colorado College & University Revenue	4.000%	6/1/48	4,900	4,693
	Waterview II Metropolitan District GO	5.000%	12/1/41	1,250	1,126
	Weld County School District No. 6 Greeley GO	5.000%	12/1/36	4,155	4,498
	Weld County School District No. 6 Greeley GO	5.000%	12/1/44	3,000	3,171
	Weld County School District No. RE-2 Eaton GO	5.000%	12/1/44	3,015	3,187
	Weld County School District No. RE-4 GO	5.250%	12/1/41	2,805	2,884
[6]	Whispering Pines Metropolitan District No. 1 GO	5.000%	12/1/52	1,000	1,024
					342,916
Connecticut (0.5%)
	Connecticut GO	5.000%	8/1/27	810	856
	Connecticut GO	3.000%	1/15/33	1,090	1,026
	Connecticut GO	3.000%	6/1/35	1,000	927
	Connecticut GO	4.000%	1/15/36	9,230	9,607
	Connecticut GO	3.000%	6/1/38	2,000	1,736
	Connecticut GO	3.000%	1/15/39	4,710	4,042
[1]	Connecticut GO	5.000%	4/15/39	5,050	5,390
	Connecticut GO	3.000%	1/15/40	4,790	4,036
	Connecticut GO	4.000%	6/15/41	300	301
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/45	2,070	2,047
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/50	3,610	3,488
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	11/15/54	2,025	2,184
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/36	2,250	2,331
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/37	6,500	6,681
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/39	2,580	2,615
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/39	4,630	5,192
	Connecticut Special Tax Fuel Sales Tax Revenue	5.250%	7/1/40	5,000	5,629
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/40	8,275	8,342
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.375%	7/12/24	2,000	1,981
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,050	1,051
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	2,750	2,622
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,500	1,405
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	2,925	2,711
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,300	1,194
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/42	1,830	1,662
	Metropolitan Council GO	4.000%	9/1/34	2,100	2,205
	Metropolitan District GO	5.000%	7/15/36	1,750	1,862
	Metropolitan District GO	4.000%	7/15/37	1,000	1,013
	Norwalk CT GO	4.000%	8/15/40	960	970
	Norwalk CT GO	4.000%	8/15/41	695	700
	Rocky Hill CT GO	3.000%	1/15/36	1,565	1,449
	University of Connecticut College & University Revenue	5.000%	8/15/41	850	940
	University of Connecticut College & University Revenue	5.000%	8/15/42	1,000	1,101
	University of Connecticut College & University Revenue	5.000%	8/15/43	700	767
	University of Connecticut College & University Revenue	5.250%	11/15/48	2,000	2,201
					92,264
Delaware (0.3%)
[3]	Affordable Housing Opportunities Trust Revenue	3.528%	5/1/39	9,975	8,055
[3]	Affordable Housing Tax Exempt Bond Pass Through Trust Local or Guaranteed Housing Revenue TOB	6.000%	10/5/40	5,000	5,106
	Delaware GO	4.000%	5/1/41	13,700	13,814
	Delaware GO	4.000%	5/1/43	13,140	13,066
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	1,000	940
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	310	291
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/49	3,925	3,684
	University of Delaware College & University Revenue	5.000%	11/1/41	1,620	1,858
	University of Delaware College & University Revenue	5.000%	11/1/41	2,490	2,856
	University of Delaware College & University Revenue	5.000%	11/1/42	1,840	2,099
	University of Delaware College & University Revenue	5.000%	11/1/43	1,000	1,137
	University of Delaware College & University Revenue	5.000%	11/1/43	2,090	2,377
					55,283
District of Columbia (1.5%)
	District of Columbia Charter School Aid Revenue	5.000%	6/1/50	1,500	1,314
	District of Columbia Charter School Aid Revenue	5.000%	6/1/55	1,000	860
	District of Columbia College & University Revenue	3.000%	4/1/40	700	571
	District of Columbia College & University Revenue	3.000%	4/1/41	750	599
	District of Columbia College & University Revenue	5.000%	4/1/46	1,500	1,553
	District of Columbia GO	5.000%	6/1/32	1,725	1,776
10

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	District of Columbia GO	4.000%	6/1/34	6,000	6,118
	District of Columbia GO	5.000%	10/15/36	2,000	2,157
	District of Columbia GO	5.000%	10/15/37	5,000	5,363
	District of Columbia GO	5.000%	10/15/38	3,105	3,316
	District of Columbia GO	5.000%	1/1/41	3,000	3,308
	District of Columbia GO	5.000%	6/1/42	5,235	5,393
	District of Columbia GO	5.000%	6/1/43	1,000	1,045
	District of Columbia GO	5.000%	10/15/44	14,020	14,768
	District of Columbia GO	5.250%	1/1/48	7,875	8,608
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	9,235	9,432
	District of Columbia Income Tax Revenue	5.000%	10/1/37	1,365	1,575
	District of Columbia Income Tax Revenue	5.000%	12/1/37	10,000	11,270
	District of Columbia Income Tax Revenue	5.000%	3/1/40	2,605	2,801
	District of Columbia Income Tax Revenue	5.000%	5/1/40	1,025	1,140
	District of Columbia Income Tax Revenue	5.000%	5/1/42	1,680	1,848
	District of Columbia Income Tax Revenue	5.000%	3/1/44	4,720	4,989
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/36	3,705	3,781
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/39	3,500	3,563
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/52	7,875	8,067
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/37	1,250	1,275
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/38	1,300	1,310
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/39	1,000	993
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/35	2,000	2,028
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/44	1,735	1,642
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/47	1,000	1,022
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/49	39,740	36,176
[6]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/52	13,300	12,522
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	35,325	31,703
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/30	5,025	5,308
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/38	500	501
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/40	1,170	1,148
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/36	1,400	1,285
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/38	4,000	4,042
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/39	2,540	2,552
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/40	4,000	3,347
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/40	1,330	1,464
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/41	1,725	1,886
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/42	1,085	1,182
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/43	5,725	5,559
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/44	3,860	4,166
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/45	2,990	3,216
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/46	1,045	1,105
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.125%	7/15/47	4,000	3,863
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/48	10,055	10,742
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.250%	7/15/53	13,905	15,028
					260,280
Florida (5.0%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/46	1,200	964
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/46	2,500	2,009
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	19,220	17,364
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/39	5,500	5,946
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/52	14,425	14,880
	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	4/1/26	1,000	987
	Cape Coral FL Sewer Revenue	5.000%	9/1/43	1,000	1,093
[1]	Cape Coral FL Water & Sewer Water Revenue	5.250%	10/1/48	1,250	1,372
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/33	1,500	1,525
	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/49	3,270	2,995
[3]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/49	1,000	890
[3]	Capital Trust Agency Inc. Charter School Aid Revenue	6.250%	6/15/53	4,250	4,389
	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/54	1,400	1,262
	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	8/1/55	845	763
[3]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	7/1/56	11,430	10,443
[3]	Capital Trust Agency Inc. Charter School Aid Revenue	6.375%	6/15/58	3,600	3,731
[3]	Capital Trust Authority Charter School Aid Revenue (Kipp Miami North Campus Project)	5.000%	6/15/34	610	620
[3]	Capital Trust Authority Charter School Aid Revenue (Kipp Miami North Campus Project)	5.625%	6/15/44	405	409
[3]	Capital Trust Authority Charter School Aid Revenue (Kipp Miami North Campus Project)	6.000%	6/15/54	1,050	1,066
[3]	Capital Trust Authority Charter School Aid Revenue (Kipp Miami North Campus Project)	6.125%	6/15/60	1,000	1,017
[6]	Central Florida Expressway Authority Highway Revenue	2.125%	7/1/36	3,000	2,358
[6]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/38	4,000	4,073
11

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/39	3,400	3,449
	Collier County Industrial Development Authority Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project) PUT	5.000%	10/1/31	1,000	1,082
	Davie FL Special Obligation Revenue	4.000%	10/1/46	2,000	1,926
	Escambia County FL Sales Tax Revenue	5.000%	10/1/43	8,930	9,247
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/45	18,470	16,315
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/38	1,000	993
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/39	1,050	1,031
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/40	1,135	1,072
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/41	1,100	1,024
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/44	1,940	1,554
	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	7/1/51	805	753
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	5.000%	7/1/51	395	369
[3]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/51	3,000	2,453
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/40	1,750	1,848
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/41	1,450	1,527
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/42	1,500	1,574
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/43	1,110	1,163
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/44	1,000	1,044
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.250%	8/1/49	9,000	9,383
	Florida GO	4.000%	6/1/33	15,995	16,044
	Florida GO	4.000%	7/1/41	6,875	6,932
	Florida GO	4.000%	7/1/43	7,435	7,456
	Florida GO	4.000%	7/1/44	4,000	3,944
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/35	350	355
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/36	400	406
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/37	400	402
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	3.000%	2/1/39	785	672
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/55	3,295	3,646
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	2,500	2,528
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/26	2,545	2,611
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/27	5,040	5,209
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/28	5,600	5,796
	Florida State Board of Governors University of Florida Research Government Fund/Grant Revenue	4.125%	7/1/50	4,605	4,518
	Fort Lauderdale FL GO (Parks And Recreation Projects)	3.000%	7/1/49	8,990	6,739
	Fort Lauderdale FL Special Assessment Revenue	5.000%	7/1/48	5,250	5,583
	Fort Lauderdale FL Special Assessment Revenue	5.000%	7/1/53	8,000	8,429
	Fort Lauderdale FL Water & Sewer Water Revenue	5.000%	9/1/39	1,295	1,442
	Fort Lauderdale FL Water & Sewer Water Revenue	5.000%	9/1/40	1,000	1,107
	Fort Lauderdale FL Water & Sewer Water Revenue	5.500%	9/1/53	4,750	5,268
	Fort Lauderdale FL Water & Sewer Water Revenue (Enabling Works Project)	5.500%	9/1/48	10,335	11,531
	Fort Myers FL Utility System Water Revenue	5.500%	10/1/49	5,000	5,553
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/33	6,075	6,402
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/36	8,235	8,629
	Hamilton Bluff Community Development District Special Assessment Revenue (Assessment Area One Project)	5.800%	5/1/54	1,000	983
[1]	Herons Glen Recreation District Special Assessment Revenue	4.000%	5/1/50	1,000	944
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/36	1,070	1,104
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/43	8,945	9,350
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/34	5,955	5,604
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/35	6,135	5,718
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/46	4,330	3,328
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	13,130	13,130
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/45	2,000	1,819
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/50	14,725	12,855
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	1,440	1,488
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	1,065	1,097
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/33	1,630	1,705
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/35	2,015	2,050
	JEA Water & Sewer System Water Revenue	5.500%	10/1/54	12,500	13,882
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	5.000%	10/1/48	2,000	2,147
	Manatee County FL Appropriations Revenue	5.500%	10/1/53	8,870	9,873
	Marco Island FL Sales Tax Revenue	2.000%	10/1/37	1,020	741
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	6,940	6,977
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/31	1,015	1,030
[1]	Miami Beach FL Parking Auto Parking Revenue	5.000%	9/1/31	1,635	1,651
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/32	2,905	2,968
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/33	1,500	1,523
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/34	1,640	1,666
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/35	1,770	1,792
12

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,6]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/36	3,390	3,577
[3,6]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/37	3,000	3,151
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.250%	3/1/53	20,000	21,591
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/32	7,095	7,296
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/41	20,480	20,805
	Miami-Dade County FL (Public Health Trust Program) GO	4.000%	7/1/40	4,420	4,449
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/35	3,600	3,656
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/39	2,250	2,194
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/40	5,405	5,278
	Miami-Dade County FL GO	3.000%	7/1/34	10,330	9,500
	Miami-Dade County FL GO	5.000%	7/1/37	4,465	4,880
	Miami-Dade County FL GO	5.000%	7/1/38	5,735	6,216
	Miami-Dade County FL GO	5.000%	7/1/48	2,000	2,079
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	3,370	3,483
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	10	10
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	3,775	3,891
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	12,610	12,950
	Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/38	3,680	3,729
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/44	1,750	666
	Miami-Dade County FL Transit System Sales Tax Revenue	3.000%	7/1/37	4,885	4,324
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/42	5,120	5,052
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/46	9,100	8,750
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/46	6,000	6,167
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/51	2,335	1,630
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/51	4,445	4,093
[1]	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/51	1,000	955
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	885	908
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/46	1,070	1,000
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	4,080	3,745
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/48	10,000	9,125
	Miami-Dade FL Transit System County Sales Tax Revenue	5.000%	7/1/47	12,500	13,129
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/43	15,000	14,564
[6]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/49	15,000	14,477
	Mirada Community Development District Special Assessment Revenue	6.000%	5/1/55	1,375	1,356
	North AR-1 Pasco Community Development District Special Assessment Revenue	6.000%	5/1/54	1,000	996
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/32	5,095	5,593
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/52	18,025	16,639
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/53	6,000	6,236
[6]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/36	2,335	2,419
[6]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/38	3,160	3,247
[7]	Osceola County Expressway Authority Highway Revenue, 6.150% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	6,000	6,968
[7]	Osceola County Expressway Authority Highway Revenue, 6.250% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	7,540	8,803
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/36	250	263
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/38	250	260
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/39	250	259
	Osceola County FL Transportation Highway Revenue	4.000%	10/1/54	9,455	8,210
	Palm Beach County Educational Facilities Authority College and University Revenue	5.000%	10/1/43	1,000	1,039
	Palm Beach County Educational Facilities Authority College and University Revenue	5.250%	10/1/53	1,500	1,549
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/49	5,750	5,142
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	6/1/56	1,800	1,402
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/47	1,000	1,000
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/52	1,475	1,455
	Palm Beach County School District COP	5.000%	8/1/38	5,000	5,500
	Palm Beach County School District COP	5.000%	8/1/39	1,000	1,114
[3]	Pasco County FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	10,000	10,820
[6]	Pasco County School Board COP	5.000%	8/1/43	5,840	6,213
[6]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/37	1,030	1,168
[6]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/38	885	997
[6]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/39	1,390	1,558
[6]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/40	3,090	3,443
[6]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/44	3,725	4,093
[6]	Pasco FL Intergovernmental Agreement Revenue	5.750%	9/1/54	8,000	8,849
[3]	Pinellas County Educational Facilities Authority Charter School Aid Revenue	5.000%	12/15/48	3,285	3,107
[3]	Pinellas County Educational Facilities Authority Charter School Aid Revenue	5.125%	12/15/53	2,355	2,222
	Putnam County FL Development Authority Electric Power & Light Revenue	5.000%	3/15/42	12,000	12,320
	Sarasota County FL Utility System Revenue Water Revenue	5.000%	10/1/50	6,725	7,063
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	7,500	7,653
13

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue (Sarasota Memorial Hospital Project)	4.000%	7/1/52	6,000	5,509
[6]	Sarasota County School Board (Master Lease Program) COP	5.250%	7/1/53	10,000	10,687
	Seminole County FL Special Obligation Revenue	5.000%	10/1/52	7,110	7,473
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.500%	11/15/49	6,850	5,778
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.750%	11/15/54	3,150	2,684
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	3.000%	5/1/42	5,220	4,199
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	4.000%	8/15/42	5,000	4,691
	St. Petersburg FL Public Utility Water Revenue	5.000%	10/1/52	3,570	3,768
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/30	3,370	3,428
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/31	2,610	2,654
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/32	2,250	2,286
	Tampa FL Appropriations Revenue	2.125%	10/1/44	4,830	3,059
	Tampa FL Appropriations Revenue	2.000%	10/1/46	2,330	1,386
	Tampa FL Appropriations Revenue	2.250%	10/1/51	18,560	10,738
	Tampa FL Appropriations Revenue	2.500%	10/1/51	1,000	617
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/45	4,735	4,888
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/35	400	245
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/36	2,000	1,159
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/38	3,000	1,540
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/41	1,200	519
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/42	1,150	468
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/45	2,150	736
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/47	4,155	4,437
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/54	5,425	5,703
[3]	Village Community Development District No. 15 Special Assessment Revenue	5.250%	5/1/54	5,000	5,107
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/49	7,500	7,710
	West Palm Beach FL Appropriations Revenue, Prere.	5.000%	10/1/26	10,655	11,064
	West Palm Beach FL Appropriations Revenue, Prere.	5.000%	10/1/26	11,000	11,422
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/46	1,500	1,569
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/52	6,000	6,190
[1]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/46	5,215	5,454
					858,034
Georgia (3.0%)
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/38	10,270	10,790
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/43	16,775	17,459
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.250%	7/1/40	2,500	2,536
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/39	1,000	1,114
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/40	1,015	1,123
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/41	1,450	1,598
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/42	2,085	2,288
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/43	1,840	2,008
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/48	7,705	8,272
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/53	3,000	3,185
[10]	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue (Englewood Senior Apartements Project) PUT	5.000%	5/1/27	4,473	4,610
	Bulloch County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/38	1,000	989
	Bulloch County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/40	2,000	1,928
	Bulloch County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/41	1,000	962
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Company Plant Vogtle Project) PUT	3.375%	3/12/27	1,000	986
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/32	3,275	3,288
	Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/39	955	1,016
	Clayton County Development Authority Local or Guaranteed Housing Revenue	3.000%	7/1/41	1,000	785
	Clayton County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/42	1,000	923
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/52	8,810	8,047
	Columbia County GA Hospital Authority Health, Hospital, Nursing Home Revenue	5.750%	4/1/53	5,205	5,762
	Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/29	3,000	3,163
	Coweta County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	4,990	5,101
	Coweta County Water & Sewage Authority Water Revenue	2.125%	6/1/46	2,000	1,253
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/33	1,370	1,388
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/38	1,250	1,225
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/39	1,430	1,384
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/40	1,000	949
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/41	1,000	941
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	4.000%	3/1/34	785	789
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	4.000%	3/1/35	1,000	1,004
[2]	Dalton Downtown Development Authority Health, Hospital, Nursing Home Revenue	5.500%	8/15/26	2,080	2,115
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (1086 On Montreal Project)	4.000%	3/1/34	7,945	7,689
14

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (Park at 500 Project)	4.000%	3/1/34	6,205	6,005
	DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,185	1,203
	DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,360	1,370
	Downtown Savannah Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	1,750	1,815
	Forsyth County School District GO	5.000%	2/1/38	2,000	2,119
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/31	1,875	1,883
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/49	10,000	9,185
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (WellStar Health System Inc. Project)	4.000%	4/1/50	2,370	2,180
[3]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	5.000%	4/1/47	3,000	2,589
[3]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/51	4,000	2,839
[3]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/56	7,650	5,258
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/35	1,625	1,614
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/36	4,945	4,903
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/45	1,625	1,542
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.250%	2/15/45	4,520	4,643
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Project), Prere.	5.500%	2/15/25	10,000	10,152
[6]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/48	1,310	1,363
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.500%	7/1/63	1,335	1,275
[6]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/64	1,965	2,032
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.250%	7/1/64	4,865	5,091
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/64	5,790	6,015
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/50	4,000	4,102
	Georgia Ports Authority Port, Airport & Marina Revenue	3.000%	7/1/46	3,215	2,443
	Georgia Ports Authority Port, Airport & Marina Revenue	5.250%	7/1/52	10,000	10,803
	Georgia State Road & Tollway Authority Highway Revenue	4.000%	7/15/39	14,095	14,361
	Georgia State Road & Tollway Authority Highway Revenue	3.000%	7/15/49	7,500	5,606
	Georgia State Road & Tollway Authority Highway Revenue	3.000%	7/15/51	2,750	2,016
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/25	15,000	15,136
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/36	1,250	1,311
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/2/24	21,115	21,118
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	26,380	26,395
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/27	3,960	3,953
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/28	9,470	9,461
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/29	1,580	1,641
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/29	3,625	3,601
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/30	26,150	27,452
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/30	2,655	2,757
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/30	38,075	40,089
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/30	6,100	6,316
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/31	22,370	23,623
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/31	20,000	21,177
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/32	21,110	22,266
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/34	5,420	5,082
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/36	12,000	12,377
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/37	2,500	2,237
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/38	4,335	3,784
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Prere.	5.000%	7/1/26	15,835	16,401
[3]	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/33	20,000	22,673
	Private Colleges & Universities Authority College & University Revenue	4.000%	4/1/37	1,000	1,011
	Private Colleges & Universities Authority College & University Revenue	4.000%	4/1/40	1,030	1,018
	Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/45	750	684
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	4.000%	1/1/34	5,000	5,026
					517,666
Guam (0.1%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/38	780	849
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/39	800	863
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/40	650	695
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/41	780	831
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/42	975	1,036
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/40	1,250	1,260
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/31	3,555	3,602
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/34	790	799
15

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/36	2,925	2,867
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	2,235	2,048
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	1,005	1,062
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	1,000	1,063
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/34	2,820	3,006
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/38	1,350	1,372
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/40	2,375	2,401
					23,754
Hawaii (0.5%)
	Hawaii GO	4.000%	10/1/27	3,770	3,794
	Hawaii GO	4.000%	10/1/31	6,770	6,831
	Hawaii GO	5.000%	1/1/33	3,140	3,344
	Hawaii GO	5.000%	1/1/35	7,740	8,242
	Hawaii GO	5.000%	1/1/37	18,720	19,796
	Hawaii GO	5.000%	1/1/38	7,015	7,385
	Hawaii GO, Prere.	4.000%	10/1/25	3,770	3,798
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/39	1,855	1,864
	Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/38	2,770	2,951
	Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/39	3,155	3,351
	Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/40	2,565	2,711
	Honolulu City & County Board of Water Supply Water Revenue	3.000%	7/1/51	5,920	4,340
	Honolulu HI City & County GO	5.000%	7/1/44	1,000	1,087
	Honolulu HI City & County GO	5.000%	7/1/45	1,000	1,083
	Honolulu HI City & County GO	5.000%	7/1/46	1,000	1,080
	Honolulu HI City & County GO	5.000%	7/1/47	1,000	1,072
	Honolulu HI City & County GO	5.000%	7/1/48	1,000	1,070
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/36	2,510	2,567
	Maui County HI GO	4.000%	3/1/37	685	702
	Maui County HI GO	4.000%	3/1/38	1,500	1,522
					78,590
Idaho (0.4%)
	Boise City ID Water Renewal Water Revenue	5.000%	9/1/51	10,060	10,606
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.500%	9/1/33	1,300	1,143
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/36	4,200	4,337
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/37	3,060	3,141
	Idaho Health Facilities Authority Revenue (Kootenai Health Project)	4.750%	7/1/44	6,630	6,188
	Idaho Health Facilities Authority Revenue (Kootenai Health Project)	5.000%	7/1/47	15,180	15,356
	Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/38	2,500	2,495
	Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/39	2,450	2,431
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	6.000%	7/1/54	5,690	6,219
	Idaho Housing & Finance Association Sales Tax Revenue	5.000%	8/15/47	2,000	2,140
	Idaho Housing & Finance Association Sales Tax Revenue	4.000%	8/15/48	6,600	6,274
	Idaho Housing & Finance Association Sales Tax Revenue	4.000%	8/15/49	3,500	3,312
					63,642
Illinois (4.6%)
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/28	550	473
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/33	1,000	1,024
	Champaign County Community Unit School District No. 4 Champaign GO	5.000%	1/1/34	2,000	2,109
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/34	1,000	1,021
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/35	1,290	1,309
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/36	1,575	1,587
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/38	1,250	1,341
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/41	1,250	1,316
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.500%	4/1/42	1,000	1,095
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.500%	4/1/43	1,095	1,193
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/45	4,640	4,841
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/48	22,125	24,221
[2]	Chicago Board of Education GO	5.500%	12/1/26	5,895	6,000
[2]	Chicago Board of Education GO	0.000%	12/1/27	9,270	7,954
[2]	Chicago Board of Education GO	0.000%	12/1/30	5,000	3,756
[2,11]	Chicago Board of Education GO	0.000%	12/1/30	5,000	3,756
[12]	Chicago Board of Education GO	5.500%	12/1/30	3,640	3,818
[2]	Chicago Board of Education GO	0.000%	12/1/31	15,000	10,746
[2,11]	Chicago Board of Education GO	0.000%	12/1/31	2,435	1,784
[6]	Chicago Board of Education GO	5.000%	12/1/31	625	653
[6]	Chicago Board of Education GO	5.000%	12/1/32	1,500	1,564
	Chicago Board of Education GO	5.000%	12/1/32	1,400	1,465
	Chicago Board of Education GO	5.000%	12/1/33	1,560	1,632
16

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago Board of Education GO	5.000%	12/1/34	1,000	1,045
[6]	Chicago Board of Education GO	5.000%	12/1/35	1,000	1,039
	Chicago Board of Education GO	5.000%	12/1/36	2,800	2,894
	Chicago Board of Education GO	4.000%	12/1/39	13,500	12,574
	Chicago Board of Education GO	5.000%	12/1/39	750	765
[3]	Chicago Board of Education GO	7.000%	12/1/46	1,815	1,954
	Chicago Board of Education GO	4.000%	12/1/47	6,500	5,577
	Chicago Board of Education GO	5.875%	12/1/47	10,000	10,881
	Chicago Board of Education GO	6.000%	12/1/49	27,500	30,084
	Chicago IL GO	5.000%	1/1/26	1,140	1,147
	Chicago IL GO	5.000%	1/1/28	1,495	1,561
	Chicago IL GO	5.000%	1/1/33	3,920	4,212
[2]	Chicago IL GO	0.000%	1/1/34	1,000	657
	Chicago IL GO	4.000%	1/1/35	2,500	2,511
	Chicago IL GO	5.500%	1/1/39	1,230	1,335
	Chicago IL GO	4.000%	1/1/40	11,457	10,838
	Chicago IL GO	5.500%	1/1/40	1,000	1,080
	Chicago IL GO	5.500%	1/1/41	4,000	4,232
	Chicago IL GO	5.500%	1/1/43	1,000	1,052
	Chicago IL GO	4.000%	1/1/49	13,632	12,004
	Chicago IL GO, Prere.	5.000%	1/1/25	1,250	1,258
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/41	1,000	1,092
[6]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/42	2,000	2,066
[6]	Chicago IL Waterworks Water Revenue	5.250%	11/1/53	5,975	6,398
[6]	Chicago IL Waterworks Water Revenue	5.500%	11/1/62	17,145	18,517
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/34	1,325	1,358
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	5,000	5,464
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	3,000	3,054
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	2,300	2,326
[6]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	25,000	25,416
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/38	1,000	1,005
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/38	1,100	1,106
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/40	1,700	1,832
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/42	12,000	12,356
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.500%	1/1/56	4,500	4,416
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/56	12,000	12,609
	Chicago Park District GO	5.000%	1/1/41	2,285	2,392
	Chicago Park District GO	5.000%	1/1/42	1,290	1,345
	Chicago Park District GO	5.000%	1/1/43	1,450	1,508
	Chicago Park District GO	5.000%	1/1/44	1,290	1,338
	Chicago Park District GO	5.000%	1/1/45	1,140	1,179
[5]	Chicago Park District GO	5.000%	1/1/47	1,750	1,828
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/45	8,000	8,195
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/50	9,500	8,466
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/57	16,500	16,830
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/40	1,100	1,173
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/41	1,060	1,126
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/42	1,025	1,084
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/43	1,515	1,595
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/47	12,500	12,694
	Cook County IL GO	5.000%	11/15/31	450	497
	Cook County IL GO	5.000%	11/15/32	295	324
	Cook County IL Sales Tax Revenue	5.250%	11/15/45	7,295	7,851
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/32	9,000	8,489
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/34	3,505	3,504
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/38	4,850	4,722
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/40	2,990	2,824
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/44	1,350	1,245
	Illinois Finance Authority College & University Revenue	5.000%	9/1/36	1,000	1,017
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/32	3,080	3,044
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/33	1,110	1,095
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	5,000	5,043
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/34	2,800	2,751
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	3,640	4,034
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	2,120	2,315
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/36	2,670	2,645
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	3,000	3,036
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	3,000	3,009
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	2,000	1,994
17

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	6,535	6,195
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	2,000	1,979
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	2,000	1,958
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	7,790	7,558
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/44	225	212
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/47	3,280	3,283
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/47	27,240	25,925
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/50	3,500	3,080
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/50	2,555	2,143
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/52	10,010	10,298
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/55	3,400	2,766
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/56	815	637
	Illinois GO	5.000%	2/1/25	2,065	2,067
	Illinois GO	5.000%	1/1/27	3,510	3,574
	Illinois GO	5.000%	6/1/27	1,010	1,033
	Illinois GO	5.000%	9/1/27	2,000	2,085
	Illinois GO	5.000%	10/1/27	3,430	3,579
	Illinois GO	5.000%	12/1/27	500	523
	Illinois GO	5.500%	1/1/30	445	491
	Illinois GO	5.000%	5/1/30	545	575
	Illinois GO	4.000%	6/1/33	1,575	1,561
	Illinois GO	5.000%	7/1/33	2,545	2,802
	Illinois GO	4.000%	12/1/33	4,000	3,972
	Illinois GO	5.000%	3/1/34	1,000	1,084
	Illinois GO	5.000%	5/1/37	2,835	3,068
	Illinois GO	4.000%	7/1/37	7,410	7,294
	Illinois GO	5.250%	5/1/38	1,570	1,716
	Illinois GO	4.000%	3/1/39	1,550	1,500
	Illinois GO	5.250%	5/1/39	6,205	6,740
	Illinois GO	5.500%	5/1/39	1,000	1,080
	Illinois GO	4.000%	12/1/39	6,665	6,379
	Illinois GO	5.250%	5/1/40	4,555	4,919
	Illinois GO	5.250%	5/1/41	6,705	7,203
	Illinois GO	5.500%	3/1/42	3,000	3,266
	Illinois GO	5.250%	5/1/42	6,345	6,782
	Illinois GO	5.250%	5/1/43	4,430	4,714
	Illinois GO	5.125%	10/1/43	4,500	4,752
	Illinois GO	5.750%	5/1/45	3,000	3,225
	Illinois GO	5.500%	5/1/47	8,805	9,408
	Illinois GO	5.000%	12/1/48	10,000	10,318
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	2.150%	10/1/41	720	501
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue (Harvey II & III Project) PUT	5.000%	3/1/26	8,610	8,736
	Illinois Sales Tax Revenue	5.000%	6/15/27	3,145	3,229
	Illinois Sales Tax Revenue	5.000%	6/15/42	5,000	5,416
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/39	1,210	1,270
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/40	3,200	3,201
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	11,000	11,195
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/42	3,745	3,691
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/43	4,755	5,198
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/44	5,750	6,002
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/45	1,025	1,082
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/45	6,960	7,496
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/46	1,110	1,060
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/34	150	156
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/35	500	516
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/24	2,715	2,648
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/25	10,010	9,573
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/31	17,500	13,343
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/31	17,500	13,089
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/32	7,500	5,489
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/33	7,500	5,264
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/33	10,350	7,123
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/34	4,870	3,207
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/35	4,000	2,568
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	4,500	2,424
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/40	500	234
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	15,000	7,022
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	500	228
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/41	2,000	884
18

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/41	1,750	755
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	12/15/42	12,310	11,745
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/44	8,000	3,116
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	12/15/47	7,240	6,541
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	6/15/52	15,490	13,582
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/37	3,055	3,073
	Metropolitan Pier & Exposition Authority Project Miscellaneous Revenue	5.250%	6/15/44	5,000	4,802
[1]	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	0.000%	12/15/51	11,500	2,891
	Metropolitan Water Reclamation District of Greater Chicago GO	4.000%	12/1/46	3,000	2,894
	Metropolitan Water Reclamation District of Greater Chicago GO	4.000%	12/1/51	4,740	4,479
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/35	3,205	3,592
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/37	1,000	1,078
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/39	1,765	1,880
[1]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.500%	12/1/39	4,350	4,830
[1]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/32	16,500	12,173
	Will County School District No. 122 GO	4.000%	10/1/32	1,000	1,026
	Will County School District No. 122 GO	4.000%	10/1/33	1,390	1,417
					796,028
Indiana (0.7%)
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/39	1,250	1,403
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.500%	7/15/40	1,260	1,434
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.500%	7/15/41	1,000	1,132
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/33	9,215	9,461
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/38	3,000	3,089
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/53	9,840	10,335
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.000%	3/1/30	1,100	1,103
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/32	6,130	6,235
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/33	12,610	12,825
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/34	8,780	8,928
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/35	2,500	2,542
	Indiana Finance Authority Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.800%	6/3/24	4,500	4,498
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	3.000%	10/1/38	1,905	1,635
[5]	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/40	1,000	1,083
[5]	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/44	1,000	1,065
[5]	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/45	625	663
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.500%	1/1/47	8,115	8,845
	Indianapolis Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	6.000%	2/1/43	1,000	1,163
	Indianapolis Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	6.000%	2/1/48	14,130	16,197
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/34	7,915	8,592
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/35	4,100	4,437
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Cityway 1 Project)	5.000%	2/1/33	2,500	2,500
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/36	1,805	1,664
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/37	1,860	1,673
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/38	1,500	1,312
	Northern Indiana Commuter Transportation District Transit Revenue	5.000%	7/1/32	1,300	1,329
	Northern Indiana Commuter Transportation District Transit Revenue	5.250%	1/1/49	4,000	4,323
	Silver Creek School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/40	1,000	841
					120,307
Iowa (0.1%)
	Iowa Finance Authority Industrial Revenue	5.000%	12/1/50	500	521
	Iowa Finance Authority Industrial Revenue PUT	4.000%	12/1/32	3,000	3,086
	Iowa Finance Authority Industrial Revenue PUT	5.000%	12/1/42	1,000	1,037
	Iowa Finance Authority Water Revenue (State Revolving Program)	5.000%	8/1/44	1,915	2,043
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/28	1,105	1,157
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/45	3,375	2,956
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/50	5,450	4,563
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/49	4,250	3,786
					19,149
Kansas (0.1%)
	Johnson County Unified School District No. 233 Olathe GO	4.000%	9/1/30	5,000	5,061
	Johnson County Unified School District No. 233 Olathe GO	4.000%	9/1/31	4,000	4,041
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	6,165	6,294
					15,396
Kentucky (1.0%)
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	375	357
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	375	352
	Kentucky Economic Development Finance Authority Resource Recovery Revenue PUT	3.800%	4/1/31	6,000	5,997
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/34	1,000	1,045
19

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/35	725	755
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	4,350	4,344
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	1/1/25	14,460	14,454
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	16,450	16,446
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	4,445	4,444
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	14,915	14,797
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/28	8,290	8,266
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	7/1/30	34,345	35,707
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	2/1/32	3,865	4,085
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.450%	7/1/34	2,010	2,350
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.750%	7/1/43	10,000	11,407
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/35	1,000	1,012
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/38	1,000	991
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/40	905	984
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.500%	11/1/42	1,150	1,292
[5]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	4.000%	11/1/41	1,565	1,527
[5]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	4.000%	11/1/43	1,110	1,066
	Louisville-Jefferson County Metropolitan Government GO	4.000%	4/1/38	1,500	1,533
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	1,500	1,560
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue (UOFL Health Project)	5.000%	5/15/52	20,675	21,276
	Owen County KY Water Revenue (Kentucky-American Water Co. Project) PUT	3.875%	9/1/28	1,000	995
	University of Kentucky College & University Revenue	3.750%	4/1/34	2,730	2,765
	University of Kentucky College and University Revenue	4.000%	4/1/35	5,000	4,948
	University of Kentucky College and University Revenue	4.000%	4/1/36	3,845	3,736
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/41	1,385	1,494
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/42	1,560	1,676
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/43	1,500	1,604
	Warren County KY Health, Hospital, Nursing Home Revenue	5.250%	4/1/49	4,000	4,287
					177,552
Louisiana (0.4%)
[6]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/30	1,420	1,504
[6]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/32	1,580	1,669
[6]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/26	3,185	3,244
[6]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/28	1,280	1,301
[6]	Lafayette LA Utilities Electric Power & Light Revenue	4.000%	11/1/32	1,520	1,545
[6]	Lafayette LA Utilities Electric Power & Light Revenue	4.000%	11/1/34	1,190	1,209
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Glen Oaks Apartments Project) PUT	5.000%	11/1/25	2,523	2,552
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	6/1/25	2,117	2,131
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Appropriation) Revenue (LCTCS Act 360 Project), Prere.	5.000%	10/1/24	5,180	5,202
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/30	13,065	13,908
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,380	2,518
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	2,500	2,625
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	2,630	2,745
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	3,245	3,348
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	10,000	10,159
[6]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/36	1,305	1,348
[6]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/37	1,510	1,553
[6]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/41	2,000	2,052
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	1,215	1,209
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	1,625	1,553
	St. John Parish the Baptist LA Industrial Revenue PUT	4.050%	7/1/26	1,000	990
	St. Tammany Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (St. Tammany PSH Hospital Project)	5.000%	7/1/35	1,710	1,796
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health Systeam Project)	4.000%	2/1/42	965	870
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/35	470	467
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/36	1,025	1,010
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/37	1,105	1,075
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/39	745	692
					70,275
20

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Maine (0.3%)
	Lower Kennebec Regional School Unit No. 1 GO	3.250%	11/1/35	895	856
	Lower Kennebec Regional School Unit No. 1 GO	3.250%	11/1/36	1,000	938
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/33	5,000	5,142
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/46	1,250	1,187
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/51	4,820	4,404
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	1,270	1,215
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	3,020	3,084
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	5,100	5,108
	Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	11/1/34	1,660	1,699
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/37	1,640	1,674
	Maine Turnpike Authority Highway Revenue	3.000%	7/1/38	3,155	2,726
	Maine Turnpike Authority Highway Revenue	3.000%	7/1/39	3,310	2,817
	Maine Turnpike Authority Highway Revenue	3.000%	7/1/40	1,000	830
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/36	1,355	1,356
	University of Maine System College & University Revenue	5.500%	3/1/52	4,475	4,759
	University of Maine System College & University Revenue	5.500%	3/1/57	5,845	6,190
	University of Maine System College & University Revenue	5.500%	3/1/62	7,640	8,060
					52,045
Maryland (1.7%)
	Anne Arundel County MD GO	5.000%	10/1/31	3,615	3,768
	Anne Arundel County MD GO	5.000%	10/1/31	2,075	2,163
	Anne Arundel County MD GO	5.000%	10/1/32	3,615	3,767
	Anne Arundel County MD GO	5.000%	10/1/32	2,125	2,214
	Anne Arundel County MD GO	5.000%	10/1/33	3,615	3,766
	Anne Arundel County MD GO	5.000%	10/1/33	2,090	2,178
	Anne Arundel County MD GO	4.000%	4/1/34	5,075	5,075
	Anne Arundel County MD GO	5.000%	10/1/36	5,130	5,390
	Anne Arundel County MD GO	5.000%	10/1/42	435	462
	Anne Arundel County MD GO	5.000%	10/1/42	1,690	1,793
	Anne Arundel County MD GO	5.000%	10/1/44	4,950	5,232
	Anne Arundel County MD GO	5.000%	10/1/46	3,000	3,157
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/50	9,115	9,516
	Frederick County MD Tax Allocation Revenue (Oakdale-lake Linganore Project)	3.750%	7/1/39	1,410	1,218
	Howard County MD GO	4.000%	2/15/33	8,200	8,352
	Howard County MD GO (Consolidated Public Improvement Project)	4.000%	8/15/41	6,710	6,778
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/49	4,925	4,869
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.250%	9/1/50	8,460	8,219
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/51	2,160	2,076
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	9/1/52	6,440	6,547
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.750%	9/1/54	2,615	2,764
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/29	7,500	7,312
	Maryland Department of Transportation Intergovernmental Agreement Revenue	4.000%	12/1/32	3,650	3,690
	Maryland Economic Development Corp. Industrial Revenue PUT	4.100%	4/3/28	2,575	2,630
	Maryland Economic Development Corp. Tax Allocation Revenue (Port Convington Project)	4.000%	9/1/50	1,700	1,346
	Maryland GO	5.000%	8/1/26	5,000	5,193
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	1,295	1,371
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/33	2,000	2,177
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,000	2,082
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	300	305
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/36	3,140	3,205
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	155	140
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/38	3,405	3,417
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/39	3,435	3,403
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	5,985	5,435
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	1,545	1,571
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/50	3,010	2,759
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/53	2,640	2,726
[3,8]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.540%	4.310%	7/1/41	14,230	14,230
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/52	6,110	6,381
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/35	1,010	1,039
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/37	1,740	1,762
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/38	1,090	1,095
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/39	1,500	1,500
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/40	2,000	1,972
	Maryland Stadium Authority Lottery Revenue	5.000%	5/1/50	3,000	3,247
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/37	1,500	1,328
	Maryland State Transportation Authority Highway Revenue	4.000%	7/1/38	1,750	1,765
21

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/40	3,710	3,102
	Maryland State Transportation Authority Highway Revenue	4.000%	7/1/40	2,525	2,513
	Maryland State Transportation Authority Highway Revenue	4.000%	7/1/41	2,420	2,394
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/47	12,685	9,572
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/51	20,690	21,687
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	4.000%	7/1/37	5,000	5,094
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	4.000%	7/1/39	4,250	4,268
	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue	4.000%	7/1/49	3,680	3,636
	Prince George's County MD COP	5.000%	10/1/43	15,780	16,458
	Prince George's County MD GO	5.000%	8/1/26	3,620	3,760
	Prince George's County MD GO	5.000%	7/15/37	2,025	2,153
	Prince George's County MD GO	5.000%	7/15/39	2,805	2,964
	Prince George's County MD GO	5.000%	7/15/40	1,500	1,579
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/15/32	14,725	15,031
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/42	10,630	10,627
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/42	1,065	1,065
	Washington Suburban Sanitary Commission Water Revenue, Prere.	4.000%	6/1/24	7,315	7,315
					285,603
Massachusetts (4.0%)
	Ashland MA GO	3.000%	8/1/47	4,000	3,131
	Ashland MA GO	3.000%	8/1/52	3,500	2,599
	Attleboro MA GO	2.625%	10/15/50	3,335	2,207
	Commonwealth of Massachusetts GO	4.000%	9/1/31	12,500	12,669
	Commonwealth of Massachusetts GO	4.000%	9/1/32	7,620	7,722
	Commonwealth of Massachusetts GO	3.000%	11/1/35	3,000	2,757
	Commonwealth of Massachusetts GO	5.000%	1/1/38	5,200	5,481
	Commonwealth of Massachusetts GO	3.000%	2/1/38	16,000	14,003
	Commonwealth of Massachusetts GO	3.000%	11/1/39	3,700	3,154
	Commonwealth of Massachusetts GO	4.000%	2/1/40	3,000	3,010
	Commonwealth of Massachusetts GO	5.000%	1/1/42	3,810	4,202
	Commonwealth of Massachusetts GO	2.000%	9/1/42	5,715	3,837
	Commonwealth of Massachusetts GO	5.000%	3/1/43	2,150	2,363
	Commonwealth of Massachusetts GO	5.000%	11/1/43	675	734
	Commonwealth of Massachusetts GO	5.250%	1/1/44	5,405	5,733
	Commonwealth of Massachusetts GO	5.000%	3/1/44	1,265	1,385
	Commonwealth of Massachusetts GO	5.000%	5/1/44	2,800	3,046
	Commonwealth of Massachusetts GO	5.000%	11/1/45	2,015	2,177
	Commonwealth of Massachusetts GO	5.000%	5/1/47	4,100	4,278
	Commonwealth of Massachusetts GO	3.000%	4/1/48	12,500	9,412
	Commonwealth of Massachusetts GO	5.000%	9/1/48	4,500	4,662
	Commonwealth of Massachusetts GO	2.750%	3/1/50	13,225	9,202
	Commonwealth of Massachusetts GO	2.000%	4/1/50	10,500	6,059
	Commonwealth of Massachusetts GO	5.000%	9/1/50	4,500	4,745
	Commonwealth of Massachusetts GO	5.000%	11/1/50	6,810	7,144
	Commonwealth of Massachusetts GO	2.125%	4/1/51	6,500	3,816
	Commonwealth of Massachusetts GO	5.000%	9/1/51	13,755	14,484
	Commonwealth of Massachusetts GO	5.000%	11/1/52	5,265	5,589
	Commonwealth of Massachusetts GO	5.000%	5/1/53	22,500	23,918
	Commonwealth of Massachusetts GO	5.000%	10/1/53	11,500	12,252
	Commonwealth of Massachusetts GO	5.000%	1/1/54	11,925	12,702
[2]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/27	7,190	7,608
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/48	11,000	11,355
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/49	15,290	15,856
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/50	32,050	33,822
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/52	16,000	16,966
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/53	5,500	5,858
	Harvard MA GO	3.000%	8/15/36	1,260	1,161
	Harvard MA GO	3.000%	8/15/37	1,210	1,090
	Hingham MA GO	3.000%	2/15/36	810	754
	Leominster MA GO	3.000%	3/1/52	1,250	900
	Lowell MA GO	2.000%	9/1/38	1,340	975
	Lowell MA GO	4.000%	8/1/39	1,645	1,675
	Lowell MA GO	2.000%	9/1/39	1,445	1,030
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/33	2,390	2,398
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/40	6,920	6,988
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41	7,715	8,065
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41	7,000	7,427
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	2,055	2,119
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	3,000	3,174
22

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	12,000	12,442
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/51	5,875	5,555
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/53	8,795	8,257
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/53	6,075	6,612
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/32	1,250	1,290
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	2,200	2,267
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	1,000	1,028
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/35	4,300	4,165
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/35	1,000	1,025
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/36	1,010	1,032
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/40	7,425	8,763
	Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/42	4,800	4,858
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/43	3,015	2,985
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/46	4,845	4,076
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/48	7,000	7,186
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/48	1,000	1,070
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/50	895	736
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/50	5,000	5,656
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/52	1,000	994
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/55	5,900	6,624
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/56	1,000	794
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,270	3,435
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	40	43
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	4,760	4,861
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	40	43
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	45	48
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	7,500	7,563
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	45	48
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,685	1,717
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	3,500	2,978
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.375%	7/1/52	14,020	13,223
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/52	9,850	10,352
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/57	9,275	8,925
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/30/25	1,000	1,008
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/48	5,000	4,796
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/54	1,000	941
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	6/1/51	1,765	1,692
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	12/1/54	7,530	5,606
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/49	2,500	2,596
	Massachusetts School Building Authority Sales Tax Revenue	4.750%	8/15/32	13,340	13,516
	Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/38	5,000	4,348
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/39	12,120	13,208
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/44	11,500	12,065
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	7,500	7,812
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/50	13,565	14,179
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/40	1,025	1,045
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/41	1,250	1,267
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/42	750	758
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/34	4,000	4,298
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/35	3,500	3,754
	Milford MA GO	2.250%	12/1/44	2,000	1,333
	Milford MA GO	2.125%	12/1/48	5,000	3,024
	Milford MA GO	2.500%	12/1/51	3,000	1,901
	New Bedford MA GO	4.000%	9/1/52	3,420	3,262
	Northeast Metropolitan Regional Vocational School District GO	3.000%	4/15/52	6,465	4,713
	Revere MA GO	4.000%	8/1/47	7,555	7,317
[6]	Springfield MA GO	3.000%	3/1/33	1,080	1,031
	Springfield MA GO	3.250%	3/1/47	7,795	6,226
	Springfield MA GO	3.250%	3/1/52	9,815	7,488
	Swampscott MA GO	3.000%	3/1/52	2,855	2,099
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/37	3,210	3,466
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/38	3,000	3,226
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/39	6,015	6,443
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/50	2,825	2,966
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/52	41,605	43,776
	Waltham MA GO	2.500%	10/15/50	5,000	3,261
	Weymouth MA GO	2.000%	9/15/41	1,180	797
	Weymouth MA GO	2.000%	9/15/45	3,000	1,859
	Weymouth MA GO	2.250%	9/15/50	4,420	2,651
23

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Worcester MA GO	3.000%	2/1/36	6,795	6,251
[6]	Worcester MA GO	3.000%	2/1/37	3,690	3,321
	Worcester MA GO	2.000%	2/1/41	7,400	5,150
	Worcester MA GO	2.000%	2/1/42	7,465	5,086
					687,881
Michigan (2.2%)
	Ann Arbor School District GO	3.000%	5/1/32	5,975	5,705
	Ann Arbor School District GO	3.000%	5/1/33	6,150	5,792
	Ann Arbor School District GO	3.000%	5/1/35	6,525	5,983
	Bloomfield Hills School District GO	5.000%	5/1/48	1,250	1,314
	Bloomfield Hills School District GO	5.000%	5/1/50	1,000	1,050
[6]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/43	2,250	2,309
[13]	East Lansing School District GO	5.000%	5/1/39	1,000	1,036
[13]	East Lansing School District GO	5.000%	5/1/42	2,000	2,068
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/33	1,090	1,134
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/36	1,055	1,099
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/43	5,000	5,184
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/48	5,000	5,125
[6]	Great Lakes Water Authority Water Supply System Water Revenue	4.000%	7/1/33	10,000	10,087
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/53	1,450	1,578
	Ingham County Building Authority Lease Revenue	3.000%	5/1/35	4,025	3,655
[13]	Jackson MI Public Schools GO	5.000%	5/1/31	1,000	1,070
	Kalamazoo County MI GO	3.000%	5/1/34	2,290	2,119
	Kalamazoo County MI GO	3.000%	5/1/35	1,185	1,075
	Kalamazoo County MI GO	3.000%	5/1/36	1,210	1,077
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/40	7,330	7,353
	Kentwood Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/45	750	577
[13]	Lake Orion Community School District GO	4.000%	5/1/35	1,000	1,049
[13]	Lake Orion Community School District GO	4.000%	5/1/37	1,000	1,030
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/44	2,000	2,104
	Lansing Community College GO	3.000%	5/1/49	3,755	2,736
[6]	Lapeer Community Schools GO	5.250%	5/1/46	4,700	5,045
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/42	8,360	8,620
	Michigan (Environmental Program) GO	4.000%	5/1/29	10,000	10,138
	Michigan Finance Authority College & University Revenue	4.000%	9/1/46	6,750	5,987
	Michigan Finance Authority College & University Revenue	4.000%	9/1/50	5,300	4,532
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/45	1,000	904
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/50	1,000	868
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/35	1,000	1,114
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/36	2,750	3,046
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	2,345	2,357
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	8,080	8,148
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/37	3,010	3,303
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	17,355	17,192
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/39	9,290	9,092
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/42	1,200	1,163
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/48	14,000	14,387
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/51	18,770	16,992
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.375%	2/28/54	1,625	1,553
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	2/28/57	1,275	1,364
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/25	5,000	5,038
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	6,000	6,004
[8]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.850%	4.620%	12/1/39	7,500	7,501
[8]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.900%	4.670%	12/1/39	2,500	2,499
	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/55	5,000	4,424
[1]	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/55	6,000	5,428
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/43	6,000	6,214
	Michigan Finance Authority Lease (Appropriation) Revenue, Prere.	5.000%	10/1/39	13,195	13,213
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/31	1,510	1,638
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/49	4,000	3,568
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/27	500	506
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/33	2,245	2,322
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/41	2,005	2,054
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/38	2,100	2,128
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.250%	10/15/57	6,105	6,560
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program) TOB	5.000%	10/15/39	650	720
24

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program) TOB	5.000%	10/15/40	875	963
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program) TOB	5.000%	10/15/42	1,350	1,480
	Michigan State Building Authority Lease (Non-Terminable) Revenue (Facilities Program)	4.000%	10/15/39	1,885	1,908
	Michigan State Building Authority Lease (Non-Terminable) Revenue (Facilities Program)	4.000%	10/15/41	2,235	2,215
	Michigan State Building Authority Lease (Non-Terminable) Revenue (Facilities Program)	3.000%	10/15/51	13,310	9,838
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	10/1/32	1,000	914
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	6/1/53	2,135	2,173
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.750%	6/1/54	8,490	8,987
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	6/1/54	11,890	12,834
	Michigan State University College & University Revenue	5.000%	2/15/48	1,390	1,452
	Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.250%	10/15/40	5,500	5,573
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/36	5,000	5,181
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/37	5,000	5,136
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/38	5,000	5,148
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/39	1,500	1,544
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/39	5,465	6,177
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/40	3,360	3,772
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/41	4,275	4,766
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/42	3,875	4,273
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.500%	11/15/44	2,995	3,383
	Oakland University College & University Revenue	5.000%	3/1/41	1,000	1,066
	Oakland University College & University Revenue	5.000%	3/1/42	2,805	2,982
	Oakland University College & University Revenue	5.000%	3/1/43	3,700	3,920
	Rochester Community School District GO	3.000%	5/1/33	1,000	925
[13]	Rockford Public Schools GO	5.000%	5/1/49	5,710	6,057
	Royal Oak MI GO	5.000%	4/1/43	2,600	2,740
[13]	Saginaw City School District GO	4.000%	5/1/44	4,000	3,912
	Southfield MI GO	3.000%	5/1/33	1,000	927
	University of Michigan College & University Revenue	5.000%	4/1/36	2,500	2,709
[13]	Walled Lake Consolidated School District GO	5.000%	5/1/35	1,250	1,375
	Wayne State University College & University Revenue	5.000%	11/15/35	1,100	1,114
[6]	Western Michigan University College & University Revenue	5.000%	11/15/38	300	323
[6]	Western Michigan University College & University Revenue	5.000%	11/15/39	385	415
[6]	Western Michigan University College & University Revenue	5.000%	11/15/40	325	348
[6]	Western Michigan University College & University Revenue	5.000%	11/15/46	2,000	2,107
[13]	Woodhaven-Brownstown School District GO	5.000%	5/1/27	3,675	3,771
[13]	Woodhaven-Brownstown School District GO	5.000%	5/1/28	3,705	3,792
					385,131
Minnesota (1.3%)
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	2/15/48	5,000	4,678
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/48	1,600	1,620
	Duluth Independent School District No. 709 COP	5.000%	2/1/26	2,200	2,256
	Duluth Independent School District No. 709 COP	4.000%	2/1/27	1,200	1,204
	Hastings Independent School District No. 200 GO	0.000%	2/1/29	3,515	2,948
	Hennepin County MN GO	5.000%	12/15/34	5,000	5,392
	Hennepin County MN GO	5.000%	12/15/37	3,865	4,154
	Hennepin County MN GO	5.000%	12/15/38	6,000	6,425
	Housing & Redevelopment Authority of The City of St. Paul Minnesota Health, Hospital, Nursing Home Revenue	4.000%	11/15/43	3,430	3,005
	Mankato Independent School District No. 77 GO	4.000%	2/1/41	7,200	7,103
	Metropolitan Council GO	4.000%	3/1/40	6,025	6,047
	Minneapolis MN Health, Hospital, Nursing Home Revenue	4.000%	11/15/48	5,000	4,222
	Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	9,375	9,927
	Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/31	3,730	3,732
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/41	2,000	2,183
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/43	2,715	2,939
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/44	2,000	2,158
	Minnesota GO	5.000%	8/1/26	3,000	3,053
	Minnesota GO	5.000%	8/1/37	6,000	6,609
	Minnesota GO	4.000%	9/1/37	11,540	11,858
	Minnesota GO	4.000%	8/1/41	2,200	2,225
	Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	10/1/34	500	507
	Minnesota Higher Education Facilities Authority College & University Revenue PUT	5.000%	10/1/27	1,000	1,037
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/38	3,895	3,870
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/39	2,415	2,376
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	1/1/52	10,000	6,405
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/52	6,065	5,917
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	7/1/53	2,225	2,349
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/53	1,000	1,065
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	7/1/54	1,750	1,886
25

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/27	8,045	8,060
	Moorhead Independent School District No. 152 GO	3.000%	2/1/32	2,110	2,047
	Moorhead Independent School District No. 152 GO	3.000%	2/1/33	2,170	2,103
	Moorhead Independent School District No. 152 GO	3.000%	2/1/34	2,245	2,133
	Nashwauk Keewatin Independent School District No. 319 GO	4.000%	2/1/34	370	386
	Osseo Independent School District No. 279 GO	4.000%	2/1/39	19,550	19,670
	Prior Lake-Savage Independent School District No. 719 GO	0.000%	2/1/29	5,690	4,720
	Rosemount-Apple Valley-Eagan Independent School District No. 196 GO	4.000%	2/1/38	18,785	19,218
	Rosemount-Apple Valley-Eagan Independent School District No. 196 GO	4.000%	2/1/42	23,050	23,081
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/31	2,125	2,048
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/32	2,370	2,268
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/34	2,975	2,805
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/35	1,925	1,797
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/36	3,250	2,961
	South Washington County MN Independent School District No. 833 GO	4.000%	2/1/43	2,345	2,268
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/48	5,000	5,144
	St. Paul Independent School District No. 625 GO	4.000%	2/1/38	1,000	1,024
	St. Paul Independent School District No. 625 Lease Revenue COP	2.000%	2/1/32	3,530	3,023
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,000	1,037
	University of Minnesota College & University Revenue	5.000%	4/1/36	1,825	1,869
	Virginia Independent School District No. 706 GO	3.000%	2/1/35	2,465	2,288
					229,100
Mississippi (0.1%)
	Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	4/1/28	1,980	2,023
	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/44	1,600	1,725
	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/53	8,450	8,876
					12,624
Missouri (1.4%)
	Bi-State Development Agency of the Missouri-Illinois Metropolitan District Appropriations Revenue	5.000%	10/1/44	2,000	2,105
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	1,745	1,723
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	3,040	2,937
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/43	3,305	3,158
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	3.000%	3/1/46	1,500	1,120
[6]	Columbia MO Water & Electric System Electric Power & Light Revenue	3.000%	10/1/32	4,425	4,249
	Independence MO School District GO	3.250%	3/1/40	1,000	912
	Independence MO School District GO	3.250%	3/1/41	1,000	898
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/28	1,000	1,005
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/30	5,205	5,230
	Kansas City MO GO	4.000%	2/1/36	3,460	3,608
	Kansas City MO GO	4.000%	2/1/37	1,000	1,032
	Kansas City MO GO	4.000%	2/1/39	2,145	2,174
	Kansas City MO GO	4.000%	2/1/42	1,795	1,778
	Kansas City MO GO	4.000%	2/1/43	1,350	1,328
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/35	1,570	1,613
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/36	2,500	2,548
	Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/39	730	809
	Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/40	1,500	1,653
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/42	1,590	1,593
	Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/42	1,500	1,636
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/43	2,420	2,407
	Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/43	1,525	1,656
	Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/44	1,000	1,082
	Kansas City MO Special Obligation Revenue	5.000%	9/1/34	2,660	2,998
	Kansas City MO Special Obligation Revenue	5.000%	9/1/44	5,010	5,292
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/29	2,755	2,785
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/30	6,905	6,975
	Kansas City MO Water Revenue	5.000%	12/1/40	1,500	1,656
	Kansas City MO Water Revenue	5.000%	12/1/41	2,600	2,858
	Kansas City MO Water Revenue	5.000%	12/1/48	2,000	2,143
	Little Blue Valley Sewer District Sewer Revenue	4.000%	9/1/32	3,370	3,432
	Little Blue Valley Sewer District Sewer Revenue	3.000%	9/1/35	3,705	3,379
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/30	3,380	3,418
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/31	2,000	2,022
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/40	2,190	2,371
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/45	6,785	6,861
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/46	3,130	3,214
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/48	2,000	2,108
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/49	5,100	5,345
26

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan St. Louis Sewer District Sewer Revenue	5.250%	5/1/52	4,250	4,601
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	3,400	3,743
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	2,110	1,770
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,890	1,911
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	2,125	2,131
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	3,400	2,731
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	2/15/46	2,250	1,472
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/48	3,965	4,342
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/51	1,060	855
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/52	3,160	3,308
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/53	7,310	5,310
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/53	20,800	19,109
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/54	8,125	7,377
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/26	11,000	11,045
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	2.550%	11/1/50	2,000	1,315
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.250%	5/1/51	1,350	1,310
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	2.400%	11/1/51	2,560	1,626
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.000%	5/1/52	975	939
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	5.000%	5/1/53	4,235	4,308
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/44	6,000	5,835
	Pattonville R-3 School District GO	5.250%	3/1/41	1,150	1,253
	Pattonville R-3 School District GO	5.250%	3/1/42	1,000	1,088
	Republic School District No. R-3 GO	4.000%	3/1/43	1,500	1,476
	Republic School District No. R-3 GO (City of Sherman Project)	4.000%	3/1/42	3,075	3,036
	Springfield School District No. R-12 GO	4.000%	3/1/41	3,090	3,087
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	2,760	2,562
	St. Louis County Industrial Development Authority Local or Guaranteed Housing Revenue	4.910%	1/1/42	1,250	1,226
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/44	1,760	1,824
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/49	1,500	1,540
[3,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/25	1,240	1,178
[3,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/26	1,370	1,250
[3,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/29	1,155	934
[3,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/25	1,070	1,016
[3,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/26	1,185	1,081
[3,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/29	1,000	809
[6]	St. Louis Municipal Finance Corp. Lease (Appropriation) Revenue	5.000%	10/1/49	9,500	9,743
[6]	St. Louis School District GO	5.000%	4/1/40	6,670	7,226
[6]	St. Louis School District GO	5.000%	4/1/41	10,100	10,898
					241,376
Montana (0.1%)
	Forsyth MT Electric Power & Light Revenue (Avista Corporation Colstrip Project)	3.875%	10/1/32	2,000	1,977
	Forsyth MT Industrial Revenue	3.875%	7/1/28	1,660	1,669
	Lewis & Clark County MT School District No. 1 GO	4.000%	7/1/33	1,685	1,720
	Lewis & Clark County MT School District No. 1 GO	4.000%	7/1/36	910	925
[10]	Montana Board of Housing Local or Guaranteed Housing Revenue (South Forty Apartments Project) PUT	5.000%	5/1/25	2,444	2,456
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	640	649
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/36	2,820	2,867
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,370	1,369
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	1,120	1,112
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	1,200	1,207
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	1,245	1,194
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	1,500	1,372
	Montana State Board of Regents College & University Revenue	3.000%	11/15/43	1,020	802
					19,319
Multiple States (0.6%)
[3,14]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.750%	11/25/35	9,309	7,850
[3,14]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.150%	1/15/36	4,960	4,306
[14]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.400%	1/25/36	8,290	7,401
[14]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.875%	7/25/36	6,248	5,379
[14]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.250%	9/25/37	4,968	3,852
[14]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.860%	1/25/40	7,443	6,862
[14]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	4.548%	8/25/40	6,986	6,632
[8,14]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.083%	4/25/43	7,974	6,251
[3,14]	FHLMC Multifamily Certificates Revenue CP	3.650%	11/25/38	9,923	8,780
27

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[14]	Freddie Mac Pool	3.350%	10/1/38	5,000	4,366
[14]	Freddie Mac Pool	3.300%	8/1/39	4,995	4,292
[14]	Freddie Mac Pool	3.550%	1/1/40	5,000	4,391
[14]	Freddie Mac Pool	3.100%	2/1/40	5,869	4,920
[14]	Freddie Mac Pool	4.400%	10/1/40	8,900	8,535
[3,8,14]	Freddie Mac Structured Pass-Through Certificates Local or Guaranteed Housing Revenue	4.617%	8/25/41	12,188	11,852
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	4.220%	5/1/24	2,300	2,300
					97,969
Nebraska (0.8%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/26	1,000	1,022
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/28	4,100	4,269
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/36	1,780	1,851
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/42	1,195	1,234
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	11/1/29	38,260	39,885
	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	18,440	18,481
	Central Plains Energy Project Natural Gas Revenue PUT	5.000%	10/1/29	2,490	2,599
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	1,250	1,358
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,000	1,041
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	2,000	2,077
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	1,000	1,030
[8]	Douglas County NE College & University Revenue (Creighton University Project), SIFMA Municipal Swap Index Yield + 0.530%	4.300%	7/1/35	4,415	4,354
	Gretna Public Schools GO	3.000%	12/15/46	1,000	767
	Madison County Hospital Authority No. 1 Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,765	1,779
	Madison County Hospital Authority No. 1 Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,540
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.000%	3/1/52	1,000	955
	Omaha NE Sewer Revenue	4.000%	4/1/36	425	437
	Omaha NE Sewer Revenue	4.000%	4/1/37	375	380
	Omaha NE Sewer Revenue	4.000%	4/1/38	200	201
	Omaha NE Sewer Revenue	4.000%	4/1/39	125	125
	Omaha NE Sewer Revenue	4.000%	4/1/40	100	99
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/36	1,010	1,064
[6]	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/51	7,975	7,539
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/52	19,660	21,109
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/53	8,190	8,859
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/37	6,250	5,962
	University of Nebraska Facilities Corp. College & University Revenue	3.000%	7/15/59	1,000	684
					130,701
Nevada (0.6%)
	Clark County NV GO	5.000%	5/1/48	10,000	10,327
	Clark County NV Sales & Excise Sales Tax Revenue (Streets & Highway Project)	4.000%	7/1/42	8,600	8,574
	Clark County School District GO	3.000%	6/15/37	3,500	3,062
	Clark County School District GO	3.000%	6/15/39	3,575	2,989
	Clark County School District GO	3.000%	6/15/41	3,000	2,400
	Clark NV Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/26	200	198
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/43	15,000	15,581
	Las Vegas Convention & Visitors Authority Recreational Revenue	5.000%	7/1/28	425	444
	Las Vegas NV GO	4.000%	9/1/32	8,860	8,942
	Las Vegas NV GO	4.000%	9/1/33	9,220	9,302
	Las Vegas Valley Water District GO	5.000%	6/1/32	2,870	2,953
	Las Vegas Valley Water District GO	4.000%	6/1/37	2,000	2,050
	Las Vegas Valley Water District GO	4.000%	6/1/38	1,670	1,697
	Las Vegas Valley Water District GO	2.000%	6/1/39	3,000	2,111
	Las Vegas Valley Water District GO	4.000%	6/1/39	5,035	5,101
	Las Vegas Valley Water District GO	4.000%	6/1/43	8,075	7,919
	Las Vegas Valley Water District GO	4.000%	6/1/44	9,890	9,652
	Las Vegas Valley Water District GO	4.000%	6/1/51	5,805	5,418
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/41	3,120	3,090
[1]	North Las Vegas NV GO	3.000%	6/1/31	1,845	1,772
	Washoe County NV Gas Tax Fuel Sales Tax Revenue	4.000%	2/1/38	1,325	1,337
	Washoe County NV Gas Tax Fuel Sales Tax Revenue	4.000%	2/1/39	1,000	1,005
	Washoe County NV Gas Tax Fuel Sales Tax Revenue	4.000%	2/1/40	1,275	1,270
					107,194
New Hampshire (0.3%)
[3]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.625%	12/15/33	2,500	2,467
[3]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	6.250%	12/15/38	1,000	985
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/51	5,000	4,573
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.125%	1/20/34	7,559	7,264
28

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	3.875%	1/20/38	7,934	7,215
	New Hampshire Business Finance Authority Resource Recovery Revenue	4.500%	10/1/33	4,230	4,357
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/32	500	508
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/38	500	488
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/39	1,415	1,147
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/40	10,000	9,562
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/40	1,460	1,149
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/41	1,125	868
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/42	1,045	787
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	8/15/31	705	712
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	8/15/32	1,010	1,020
					43,102
New Jersey (2.8%)
[6]	Clifton Board of Education GO	2.125%	8/15/43	5,000	3,221
[1]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/46	1,100	1,038
[1]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/56	1,300	1,196
[1]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/60	875	788
	Essex County NJ GO	3.000%	8/15/35	3,000	2,860
	Essex County NJ GO	3.000%	8/15/36	3,000	2,807
	Essex County NJ GO	2.000%	9/1/46	3,900	2,358
	Essex County NJ GO	2.000%	9/1/48	3,900	2,266
	Hudson County NJ GO	3.000%	11/15/31	5,000	4,782
	Mahwah Township NJ GO	0.050%	1/15/33	2,250	1,504
[6]	Maple Shade Township School District GO	3.000%	7/15/35	1,425	1,307
	Mercer County NJ GO	0.050%	2/15/31	5,000	3,760
[2]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/27	16,500	17,572
[1]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/31	1,250	1,203
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/38	125	125
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/39	180	178
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/40	890	877
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/41	490	478
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/50	1,580	1,471
[6]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/31	1,760	1,832
[6]	New Jersey Economic Development Authority College & University Revenue	4.000%	6/1/32	1,850	1,861
[3]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/25	6,620	6,748
[3]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/26	2,000	2,076
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/33	1,500	1,705
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/37	1,000	1,145
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/39	1,000	1,128
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/29	4,365	4,741
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/34	350	353
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/38	1,750	1,258
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/40	2,080	2,135
	New Jersey GO	2.000%	6/1/33	15,000	12,266
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	5,755	5,901
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,065	3,145
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,039
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,435	1,488
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,500	1,545
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	3,000	3,058
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	335	278
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/39	180	147
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/40	285	229
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	3,855	3,891
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	220	175
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	6,415	5,610
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/52	3,285	2,598
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	2,910	2,841
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/53	4,670	4,786
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue PUT	3.500%	7/1/24	4,527	4,519
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	5.000%	9/1/52	6,570	7,036
	New Jersey State Transportation Trust Fund Appropriations Revenue (Transportation Program)	5.000%	6/15/46	4,290	4,549
	New Jersey State Transportation Trust Fund Appropriations Revenue (Transportation Program)	5.250%	6/15/50	4,315	4,617
	New Jersey State Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/36	1,395	1,413
[12]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	5,190	4,880
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	1,225	1,260
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	12,000	10,499
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	2,640	2,709
29

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	4,340	4,450
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	2,940	3,015
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	2,555	2,620
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	7,000	7,177
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	7,000	5,267
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	2,435	2,488
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	17,000	12,409
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	3,045	3,253
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	2,620	2,791
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	2,000	1,268
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/35	2,920	3,098
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/36	5,305	5,601
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/38	1,835	1,835
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/39	3,665	3,637
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/40	2,665	2,625
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/40	2,000	958
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	6/15/44	4,000	3,904
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.000%	6/15/30	1,000	1,070
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/33	3,745	4,004
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/34	2,310	2,465
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/36	4,120	4,136
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/43	1,260	1,352
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/43	7,000	7,270
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/50	21,010	19,465
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/35	2,250	2,290
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	1,250	1,329
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/37	1,250	1,351
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/39	5,000	4,962
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/45	15,300	14,503
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/45	3,750	3,915
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/50	2,750	2,004
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	6,850	6,346
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	5,500	5,633
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.250%	6/15/40	7,250	7,310
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/34	1,000	666
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/38	10,000	5,370
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/39	8,000	4,080
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	12,000	12,497
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	5,000	5,192
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	3,000	3,114
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	17,170	17,495
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/37	9,000	9,477
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/40	5,740	5,981
	New Jersey Turnpike Authority Highway Revenue	4.125%	1/1/54	4,000	3,853
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/54	6,220	6,762
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	11,995	12,318
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	18,000	15,974
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	2,250	2,371
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	1,900	1,998
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	32,385	33,102
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	8,715	8,798
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.250%	6/1/46	2,250	2,329
	Toms River Board of Education GO	3.000%	7/15/29	1,500	1,458
	Toms River Board of Education GO	3.000%	7/15/30	1,500	1,449
	Toms River Board of Education GO	3.000%	7/15/31	1,500	1,435
	Toms River Board of Education GO	3.000%	7/15/32	1,500	1,422
					478,194
New Mexico (0.5%)
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/27	1,525	1,577
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/30	1,650	1,705
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/30	1,500	1,612
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	8/1/33	6,705	6,789
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	8/1/34	9,860	9,982
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	1,650	1,759
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	8/1/48	3,610	3,291
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/25	12,010	12,214
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	3.000%	3/1/53	4,525	4,339
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	38,065	38,468
30

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	University of New Mexico College & University Revenue	5.500%	6/1/53	2,700	2,949
[3]	Winrock Town Center Tax Increment Development District No. 1 Tax Allocation Revenue	4.250%	5/1/40	2,750	2,491
					87,176
New York (14.9%)
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/45	1,055	369
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/45	1,000	1,005
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/51	2,375	2,336
[6]	Hempstead NY GO	4.000%	4/1/27	6,850	6,883
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/43	2,100	2,102
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/44	2,000	1,988
	Ithaca NY BAN GO	4.000%	2/14/25	4,015	4,010
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	2,025	2,127
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	2,000	2,192
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/41	1,000	1,102
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/53	2,000	2,140
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	680	636
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/29	11,530	12,055
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/32	18,605	19,406
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/36	5,515	5,727
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/51	1,000	935
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/26	1,500	1,522
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,750	1,809
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	1,400	1,481
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	6,000	6,035
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	1,000	1,058
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/31	10,000	10,238
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	2,590	2,846
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	2,000	2,039
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/37	6,000	5,897
[6]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/41	3,895	3,784
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/41	13,745	13,340
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	1,000	953
[6]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	2,870	2,770
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	16,085	15,446
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	3,000	2,846
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	5,200	4,934
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/44	7,000	6,507
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	12,045	11,192
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/45	1,900	1,986
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/47	10,000	10,579
	Metropolitan Transportation Authority Transit Revenue	5.500%	11/15/47	4,675	5,159
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	11,535	10,713
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/49	14,185	15,217
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	4,000	3,609
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	13,000	11,728
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/50	2,000	2,065
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/51	3,000	2,699
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/52	3,365	3,021
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	12,500	12,520
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/50	19,000	17,924
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/53	3,000	3,162
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/46	3,640	3,107
[6]	Nassau County NY GO	5.000%	7/1/32	2,740	2,923
	Nassau County NY GO	4.000%	4/1/53	5,000	4,651
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.850%	11/1/43	2,575	2,356
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/44	4,190	3,242
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.550%	11/1/45	5,710	3,911
[10]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.600%	11/1/46	3,000	2,060
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/48	9,280	8,264
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.050%	11/1/48	4,040	3,814
[10]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	5/1/51	2,000	1,307
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.250%	8/1/51	5,000	3,733
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.800%	2/1/53	10,000	10,031
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/25	805	769
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	12/30/27	3,000	2,989
[10]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.625%	7/1/28	3,000	2,982
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.730%	12/29/28	1,595	1,595
31

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/37	1,710	1,520
[6]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/46	1,670	1,285
[6]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/40	3,295	2,740
[6]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	6,000	4,560
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/37	10,000	10,509
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	2,500	2,601
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/39	1,295	1,314
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	20,000	20,218
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	6,400	6,718
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	5,000	5,215
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/42	15,000	12,831
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	5,605	5,597
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	16,185	16,144
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/44	15,580	12,487
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/45	5,000	4,873
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/45	18,750	19,517
	New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/46	12,500	12,270
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/46	5,000	5,510
	New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/47	7,500	7,321
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/48	8,930	7,599
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/48	17,465	18,336
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/49	3,500	3,647
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/50	1,750	1,306
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/50	4,470	4,678
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/51	5,000	3,699
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/51	25,060	23,959
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/51	11,305	11,888
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/52	21,360	20,370
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/52	14,600	15,378
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/52	18,400	19,947
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/53	1,915	2,088
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	4,320	4,611
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	5,010	5,343
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	5,100	5,439
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	9,550	10,169
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	4,500	4,693
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	17,055	17,927
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/34	4,315	4,411
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	15,675	16,584
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	11,560	12,203
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/34	3,000	3,116
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	7,000	7,136
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	3,280	3,359
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	10,195	11,024
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/36	8,000	8,102
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	4,735	4,823
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	1,360	1,395
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	7,000	7,731
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/36	1,595	1,837
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	7,080	7,128
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	25,790	27,724
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	3,000	3,304
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/37	6,060	6,100
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	15,000	16,844
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/37	5,000	4,437
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	1,500	1,523
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	5,000	5,103
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/37	1,470	1,680
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	3,500	3,544
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	4,100	4,153
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	10,000	10,463
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	4,250	4,277
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	2,725	2,758
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/38	5,945	6,760
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/39	9,785	9,833
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	2,000	2,009
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	5,150	5,492
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/39	8,000	7,989
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/39	9,930	9,983
32

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/39	4,685	4,033
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/39	2,310	2,413
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/40	11,825	11,784
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/40	5,000	4,983
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	6,875	7,000
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	5,000	5,198
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/40	7,245	6,113
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	5,000	4,944
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	1,000	996
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/40	4,745	4,945
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/41	1,000	990
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/41	3,685	3,832
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/42	15,000	15,475
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/42	700	689
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/42	2,000	2,076
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	8/1/42	2,140	2,369
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/43	3,390	3,481
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/43	8,000	7,821
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/44	10,000	10,829
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/44	1,395	1,514
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/45	1,295	1,014
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/45	8,000	7,738
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/45	5,145	5,552
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/45	14,000	14,427
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	11/1/45	15,000	16,748
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/46	8,000	6,192
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/46	2,000	2,142
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/47	7,030	7,464
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/47	5,000	3,793
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/48	10,000	7,527
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/48	3,335	3,556
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	2.500%	8/1/48	5,000	3,216
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/48	4,500	4,305
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/49	10,000	9,539
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/51	13,000	9,490
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/51	1,500	1,425
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/53	12,000	11,269
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/38	1,500	1,700
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/39	4,105	4,614
	New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/40	1,000	1,156
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/40	1,250	1,397
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/41	1,250	1,388
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/43	8,000	8,760
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/44	9,250	10,090
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	2/1/53	10,300	11,146
[1]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/40	2,850	1,320
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/47	6,180	1,782
[3]	New York Counties Tobacco Trust IV Tobacco Settlement Funded Revenue	6.250%	6/1/41	3,465	3,465
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.000%	9/15/43	5,555	4,430
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.125%	9/15/50	13,945	10,493
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.250%	9/15/52	5,700	4,150
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.500%	9/15/52	1,310	1,016
[3]	New York Liberty Development Corp. Industrial Revenue	5.150%	11/15/34	2,000	2,005
	New York Liberty Development Corp. Industrial Revenue	2.450%	9/15/69	13,230	11,935
	New York Liberty Development Corp. Industrial Revenue	2.625%	9/15/69	12,025	10,835
	New York Liberty Development Corp. Industrial Revenue	2.800%	9/15/69	16,120	14,311
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	1,535	1,264
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/44	11,830	8,607
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	20,895	15,079
[1]	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	5,000	3,659
	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/51	2,575	1,938
	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	8,250	6,003
[1]	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	7,000	5,151
	New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/35	9,345	10,757
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.200%	10/1/36	2,000	1,580
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/48	2,865	2,915
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.000%	4/1/50	2,470	2,359
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.500%	10/1/52	1,400	1,366
	New York NY GO	5.000%	8/1/33	1,000	1,080
33

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York NY GO	5.000%	10/1/33	1,770	1,931
	New York NY GO	5.000%	4/1/34	7,000	7,445
	New York NY GO	5.000%	12/1/34	16,310	16,904
	New York NY GO	3.000%	3/1/35	7,000	6,497
	New York NY GO	5.000%	10/1/35	5,020	5,281
	New York NY GO	5.000%	12/1/35	2,100	2,248
	New York NY GO	5.000%	3/1/36	1,200	1,329
	New York NY GO	4.000%	8/1/36	2,635	2,694
	New York NY GO	5.000%	3/1/37	3,070	3,330
	New York NY GO	5.000%	3/1/37	1,175	1,290
	New York NY GO	4.000%	8/1/37	3,000	3,032
	New York NY GO	5.000%	8/1/37	8,600	8,820
	New York NY GO	4.000%	10/1/37	5,840	5,903
	New York NY GO	5.000%	10/1/37	5,000	5,227
	New York NY GO	4.000%	3/1/38	6,950	6,973
	New York NY GO	5.000%	3/1/38	3,305	3,571
	New York NY GO	5.000%	8/1/38	6,500	6,645
	New York NY GO	5.000%	8/1/38	5,430	5,883
	New York NY GO	5.000%	8/1/38	1,000	1,117
	New York NY GO	5.000%	10/1/38	2,045	2,185
	New York NY GO	5.000%	12/1/38	14,545	14,937
	New York NY GO	4.000%	8/1/39	970	963
	New York NY GO	4.000%	8/1/39	7,950	7,896
	New York NY GO	5.000%	8/1/39	2,500	2,782
	New York NY GO	4.000%	3/1/40	2,000	1,970
	New York NY GO	4.000%	3/1/40	7,185	7,077
	New York NY GO	4.000%	8/1/40	11,650	11,554
	New York NY GO	4.000%	8/1/40	1,795	1,768
	New York NY GO	5.000%	8/1/40	1,000	1,105
	New York NY GO	5.250%	10/1/40	2,075	2,317
	New York NY GO	4.000%	3/1/41	14,370	14,095
	New York NY GO	4.000%	4/1/41	12,285	12,049
	New York NY GO	5.000%	8/1/41	2,000	2,201
	New York NY GO	5.250%	10/1/41	2,345	2,606
	New York NY GO	4.000%	4/1/42	3,500	3,424
	New York NY GO	4.000%	4/1/42	16,085	15,737
	New York NY GO	5.000%	8/1/42	1,000	1,096
	New York NY GO	5.000%	8/1/43	3,000	3,273
	New York NY GO	5.500%	5/1/44	2,930	3,264
	New York NY GO	5.000%	8/1/44	6,000	6,516
	New York NY GO	4.000%	4/1/45	1,000	967
	New York NY GO	3.500%	4/1/46	3,110	2,626
	New York NY GO	5.000%	4/1/50	10,000	10,667
	New York NY GO	5.250%	3/1/53	9,000	9,752
	New York NY GO	5.250%	4/1/54	8,260	8,941
[7]	New York NY GO PUT, 9.000% coupon rate effective 12/1/25	5.000%	12/1/25	1,000	1,011
[6]	New York Power Authority Electric Power & Light Revenue	5.125%	11/15/63	9,200	9,869
[6]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.250%	11/15/40	1,000	1,151
[6]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.250%	11/15/42	1,000	1,139
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	1,500	1,507
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/41	2,000	1,669
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/41	75	77
	New York State Dormitory Authority College & University Revenue	4.250%	5/1/42	1,700	1,462
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/42	1,000	1,050
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/45	2,000	2,309
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/47	11,150	12,772
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/48	11,345	12,948
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/50	9,000	9,347
	New York State Dormitory Authority College & University Revenue	5.000%	7/15/50	5,000	4,891
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/50	6,500	7,391
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/52	1,310	1,154
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/52	3,000	3,148
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	1,975	2,023
[6]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/48	7,330	5,554
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	4,000	3,412
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/52	7,000	7,241
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/53	2,665	2,488
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/31	7,030	7,031
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	7,410	7,592
34

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	10,000	10,475
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	9,985	10,372
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	3,000	3,039
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/37	9,605	9,776
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	10,000	10,198
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/37	13,365	13,615
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	5,000	5,167
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	12,245	12,311
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	7,020	7,068
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	4,010	4,038
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/40	4,000	3,378
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/40	3,750	3,751
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/40	1,120	1,120
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/41	5,000	4,161
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/41	11,245	9,388
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/41	1,000	1,053
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/42	2,465	2,024
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	2,575	2,541
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	21,600	21,313
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/42	2,040	2,248
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/43	6,000	5,873
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/43	2,505	2,748
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/44	5,000	5,231
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/44	2,085	2,280
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/49	11,650	11,088
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/49	5,000	4,759
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/50	10,000	7,593
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/50	5,000	3,790
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/51	5,000	3,763
	New York State Dormitory Authority Income Tax Revenue	3.500%	3/15/52	10,000	8,470
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/31	5,465	5,141
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/40	5,000	5,387
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/42	8,000	8,556
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/42	7,110	7,599
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	3/15/43	2,075	2,031
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.250%	3/15/44	4,500	4,844
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Bond Financing Program)	5.000%	10/1/33	3,000	3,094
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/32	5,010	5,168
[6]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.250%	10/1/50	9,200	9,882
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/36	4,930	5,485
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/38	185	188
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/43	7,500	7,341
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	10,000	10,352
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	6,000	6,314
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	3,805	4,004
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	10,725	11,245
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	5,000	5,242
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	22,110	23,309
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	18,000	18,582
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	2,000	2,085
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	3,000	3,122
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/48	2,000	2,066
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/42	5,000	5,204
	New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/44	7,985	8,435
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/48	4,000	4,148
	New York State Environmental Facilities Corp. Water Revenue	5.250%	6/15/53	15,000	16,452
[10]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	11/1/42	1,750	1,684
[10]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.125%	11/1/47	3,500	3,310
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.730%	11/1/51	4,500	2,948
[10]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/29	15,000	14,979
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	11/1/29	6,000	5,853
	New York State Thruway Authority Highway Revenue	4.000%	1/1/39	5,205	5,215
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	3,350	3,289
	New York State Thruway Authority Highway Revenue	4.000%	1/1/43	6,790	6,639
	New York State Thruway Authority Highway Revenue	5.000%	1/1/43	1,210	1,324
	New York State Thruway Authority Highway Revenue	5.000%	1/1/44	1,005	1,096
35

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	4,560	4,396
	New York State Thruway Authority Highway Revenue	3.000%	1/1/48	1,125	849
	New York State Thruway Authority Highway Revenue	4.000%	1/1/48	4,500	4,263
	New York State Thruway Authority Highway Revenue	3.000%	1/1/51	9,385	6,882
[6]	New York State Thruway Authority Highway Revenue	3.000%	1/1/53	2,055	1,462
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/51	3,750	3,515
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/43	3,710	3,612
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/46	3,150	3,011
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/47	10,000	9,512
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/48	4,775	3,600
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/50	4,355	3,211
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/55	4,500	4,104
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/56	4,500	4,092
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	5,305	5,434
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	2,000	2,209
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/37	3,985	4,066
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/39	11,500	11,608
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	14,530	11,984
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	7,725	6,372
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/40	11,000	11,026
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/40	10,090	10,628
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/41	13,940	13,870
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/48	8,070	5,988
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/50	3,000	2,176
	New York State Urban Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/40	15,445	17,269
	New York State Urban Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/42	10,000	11,053
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/43	3,000	2,944
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/46	5,000	4,828
	New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/50	19,100	13,982
	New York State Urban Development Corp. Lease (Appropriation) Revenue	2.625%	3/15/51	6,000	3,908
[6]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	12/1/51	5,435	3,674
	Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	5.000%	12/1/45	3,000	3,161
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/31	2,000	2,039
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/37	5,140	5,263
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/37	5,685	5,825
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/38	3,000	3,043
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/38	7,075	7,194
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/39	4,815	4,872
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/48	4,745	5,073
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/53	2,765	2,934
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/53	3,555	3,772
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	3,000	3,143
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/61	10,750	10,054
	Suffolk Regional Off-Track Betting Co. Casinos Revenue	5.000%	12/1/34	2,500	2,524
	Suffolk Regional Off-Track Betting Co. Casinos Revenue	5.750%	12/1/44	3,500	3,536
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/50	2,105	2,091
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.500%	5/15/52	5,000	5,488
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/38	7,035	7,319
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/44	13,000	13,503
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/45	4,000	4,338
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/46	7,395	7,659
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/48	2,275	2,437
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/49	3,865	4,055
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/54	4,500	4,693
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/56	10,170	9,532
	Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/57	26,265	28,668
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/38	5,500	6,117
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/39	2,920	3,342
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/40	1,140	1,294
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/42	4,160	4,666
[6]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/51	1,500	1,121
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.125%	5/15/52	1,000	966
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/52	6,000	6,437
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/54	5,000	5,311
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/53	17,000	16,364
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/57	10,000	10,737
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.250%	5/15/58	2,500	2,416
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/59	8,415	9,052
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/62	5,000	5,350
36

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/64	27,500	29,652
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/64	10,000	10,686
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/28	5,500	5,727
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/35	6,020	6,225
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/37	19,000	19,287
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/39	2,500	2,866
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/40	3,555	4,039
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/41	3,410	3,849
[3]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	3,000	2,831
[6]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.750%	11/1/48	2,000	2,257
[6]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.750%	11/1/49	2,360	2,657
[6]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/51	1,925	2,007
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	6.250%	11/1/52	2,085	2,324
[3]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.500%	7/1/56	4,000	3,352
[6]	Yonkers NY GO	5.000%	3/15/37	1,000	1,107
					2,559,742
North Carolina (1.1%)
	Cabarrus County NC Appropriations Revenue	5.000%	4/1/28	1,110	1,146
	Cabarrus County NC Appropriations Revenue	5.000%	4/1/32	1,825	1,887
	Cabarrus County NC Intergovernmental Agreement Revenue	5.000%	6/1/28	1,280	1,348
	Cabarrus County NC Intergovernmental Agreement Revenue	4.000%	6/1/34	1,000	1,014
	Catawba County NC Intergovernmental Agreement Revenue	4.000%	4/1/40	570	570
	Catawba County NC Intergovernmental Agreement Revenue	4.000%	4/1/41	1,050	1,037
	Catawba County NC Intergovernmental Agreement Revenue	4.000%	4/1/43	400	394
	Charlotte NC (Transit Projects) COP	3.000%	6/1/37	1,665	1,493
	Charlotte NC (Transit Projects) COP	3.000%	6/1/38	3,505	3,064
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/41	2,500	2,482
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/42	3,455	3,792
	Charlotte NC Airport Port, Airport & Marina Revenue	3.000%	7/1/46	5,000	3,866
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/49	2,500	2,602
	Charlotte NC COP (Transit Projects)	3.000%	6/1/36	1,580	1,450
	Charlotte NC GO	2.000%	6/1/40	1,875	1,303
	Charlotte NC GO	2.000%	6/1/41	1,625	1,098
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/44	9,460	9,910
	Fayetteville NC Public Works Commission Electric Power & Light Revenue	5.000%	3/1/30	2,445	2,613
	Fayetteville NC Public Works Commission Electric Power & Light Revenue	4.000%	3/1/39	3,385	3,424
	Inlivian Local or Guaranteed Housing Revenue	4.450%	6/1/41	2,500	2,480
	Inlivian Local or Guaranteed Housing Revenue PUT	4.750%	3/1/27	9,710	9,865
	Moore County NC Appropriations Revenue	3.000%	6/1/38	490	431
	Moore County NC Appropriations Revenue	3.000%	6/1/39	800	693
	Moore County NC Appropriations Revenue	3.000%	6/1/40	625	531
	North Carolina Agricultural & Technical State University College & University Revenue	5.000%	10/1/48	2,450	2,595
	North Carolina Agricultural & Technical State University College & University Revenue	5.000%	10/1/52	2,500	2,630
	North Carolina Appropriations Revenue	5.000%	5/1/29	1,875	1,976
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/33	2,500	2,367
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/34	2,575	2,426
	North Carolina Capital Facilities Finance Agency College & University Revenue, Prere.	5.000%	10/1/25	3,000	3,063
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/27	4,500	4,553
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/28	13,000	13,155
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	2.200%	7/1/40	4,615	3,343
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/47	1,200	1,188
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	2,715	2,670
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	1/1/54	4,990	5,272
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.750%	10/1/28	525	519
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.250%	10/1/28	350	351
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/39	1,000	1,048
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/44	750	771
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	4,685	4,343
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/49	750	762
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	3,515	2,678
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	10/1/50	1,350	1,155
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	1/1/52	3,000	2,287
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.125%	10/1/54	2,000	2,033
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.375%	10/1/45	7,000	6,199
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.000%	10/1/48	3,000	2,456
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/37	1,250	1,387
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/38	1,250	1,378
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/40	1,000	1,091
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/41	1,000	1,085
37

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/39	8,125	7,778
[6]	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/41	10,000	9,799
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	7,000	7,109
	Raleigh Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/26	4,880	4,946
	Raleigh NC Combined Enterprise System Water Revenue	4.000%	9/1/41	750	756
	Raleigh NC Combined Enterprise System Water Revenue	4.000%	9/1/42	625	624
	Salisbury NC Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	2,305	2,340
	University of North Carolina at Greensboro College & University Revenue	4.000%	4/1/33	1,750	1,779
	Wake County Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/27	6,670	6,844
	Wilson NC Special Obligation Revenue	4.000%	10/1/41	2,450	2,420
	Winston-Salem NC Water & Sewer System Water Revenue	4.000%	6/1/31	1,530	1,550
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/43	1,965	1,828
					181,047
North Dakota (0.2%)
	Cass County Joint Water Resource District Intergovernmental Agreement Revenue	3.450%	4/1/27	3,340	3,334
	Cass County Joint Water Resource District Intergovernmental Agreement Revenue, ETM	0.480%	5/1/24	1,000	1,000
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	1,120	1,024
[6]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/46	8,000	6,084
[6]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/51	9,000	6,501
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	1/1/54	1,960	2,114
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/54	5,200	5,613
[6]	University of North Dakota COP	4.000%	6/1/51	2,600	2,372
[6]	University of North Dakota COP	2.500%	6/1/54	5,000	2,970
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/48	4,000	3,480
	West Fargo Public School District No. 6 GO	3.000%	8/1/31	3,280	3,153
	West Fargo Public School District No. 6 GO	3.000%	8/1/32	3,380	3,212
					40,857
Ohio (2.6%)
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	2,250	2,273
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	3,750	3,769
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	7,600	7,604
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/36	2,560	2,694
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/38	9,000	9,980
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/39	5,500	6,072
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/36	1,010	1,035
	Athens City School District GO	3.250%	12/1/48	2,775	2,137
	Beachwood City School District GO	5.000%	12/1/48	7,650	8,051
	Big Walnut Local School District GO	5.000%	12/1/55	6,000	6,137
	Bluffton OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/33	2,050	2,064
[1]	Brunswick City School District GO	5.250%	12/1/53	4,200	4,445
[1]	Brunswick City School District GO	5.500%	12/1/60	4,305	4,600
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/36	1,000	1,062
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	2,500	2,442
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	3.000%	6/1/48	18,130	13,249
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/48	15,465	13,770
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/55	5,000	4,526
	Cleveland OH GO	5.000%	12/1/51	2,000	2,102
	Cleveland OH Income Tax Revenue	4.000%	10/1/33	425	443
	Cleveland OH Income Tax Revenue	3.000%	10/1/34	730	687
	Cleveland OH Income Tax Revenue	3.000%	10/1/35	575	532
	Cleveland OH Income Tax Revenue	3.000%	10/1/36	500	455
	Cleveland OH Income Tax Revenue	3.000%	10/1/37	800	710
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/33	3,510	3,516
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/34	3,690	3,696
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.500%	8/1/47	2,500	2,610
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.500%	8/1/52	2,500	2,586
	Columbus City School District GO	5.000%	12/1/42	8,000	8,138
	Cuyahoga Community College District GO	4.000%	12/1/34	3,000	3,035
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.750%	2/15/47	10,100	9,674
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/52	8,000	8,097
	Franklin City School District GO	3.000%	11/1/57	5,205	3,586
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/51	2,250	2,099
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,235	2,232
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	11,525	11,160
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	5/15/47	4,500	4,281
[5]	Franklin County OH Health, Hospital, Nursing Home Revenue PUT	3.700%	8/1/24	7,500	7,500
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/33	1,850	1,746
38

Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Great Oaks Career Campuses Board of Education COP	3.000%	12/1/34	1,000	936
Great Oaks Career Campuses Board of Education COP	3.000%	12/1/35	1,000	923
Great Oaks Career Campuses Board of Education COP	3.000%	12/1/44	1,140	893
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	500	542
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	300	325
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,575	1,708
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	1,000	1,051
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,455	1,578
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	800	865
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	2,660	2,852
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	2,780	2,949
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	2,000	2,049
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/38	2,890	3,038
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/42	2,500	2,514
Hamilton County OH Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	1,245	1,139
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/50	5,750	5,505
Hamilton County OH Health, Hospital, Nursing Home Revenue (Cincinnati Children's Hospital Project)	5.000%	11/15/49	3,000	3,332
Hilliard OH Income Tax Revenue	5.000%	12/1/52	8,750	9,244
Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	3,745	3,772
Lucas County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/48	10,650	10,576
Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	935	989
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	690	747
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,500	1,543
Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	175	174
Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	375	394
Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/40	225	180
Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	205	197
Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	7,655	6,710
Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/51	1,540	1,088
North Royalton City School District GO	4.000%	12/1/32	600	603
Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/36	4,250	4,334
Ohio GO	5.000%	2/1/32	5,000	5,130
Ohio GO	5.000%	2/1/34	3,540	3,628
Ohio GO	5.000%	2/1/36	9,885	10,105
Ohio GO	5.000%	3/1/39	10,000	10,252
Ohio GO	3.000%	6/15/39	2,500	2,157
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/39	1,000	988
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/40	1,455	1,417
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/50	1,500	1,367
Ohio Higher Educational Facility Commission College & University Revenue (Case Western Reserve University Project)	4.000%	12/1/44	2,490	2,416
Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/43	11,050	11,450
Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	4.000%	11/1/45	1,485	1,429
Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	3.000%	11/1/50	2,500	1,783
Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2023 Project)	5.000%	11/1/53	3,000	3,162
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	3/1/39	1,840	1,673
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/47	2,000	1,722
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/52	3,625	3,005
Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/34	3,160	3,045
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/50	1,500	1,346
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	3/1/50	11,645	11,313
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/55	4,900	5,342
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	6.000%	3/1/55	6,405	6,963
Ohio Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.800%	6/3/24	6,000	5,997
Ohio Special Obligation Revenue (Administrative Building Fund Project)	5.000%	4/1/40	1,110	1,192
Ohio State University College & University Revenue	4.000%	12/1/39	4,270	4,311
Ohio State University College & University Revenue	4.000%	12/1/41	1,175	1,172
Ohio State University College & University Revenue	3.000%	12/1/44	3,750	2,962
Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/30	7,570	7,783
Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/31	19,600	20,076
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/39	1,150	1,279
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/43	1,385	1,434
Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/44	4,450	4,713
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/29	10,000	10,534
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/40	1,000	1,082
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/50	12,265	12,891
Ohio Water Development Authority Water Revenue	5.000%	12/1/35	2,000	2,248
Summit County Development Finance Authority Auto Parking Revenue (University Of Akron Parking Project)	5.750%	12/1/53	1,100	1,161
Summit County Development Finance Authority Auto Parking Revenue (University Of Akron Parking Project)	6.000%	12/1/58	1,615	1,721
39

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Union County OH GO	5.000%	12/1/47	2,500	2,548
	University of Cincinnati College & University Revenue	4.000%	6/1/37	1,030	1,047
	Wickliffe City School District GO	3.250%	12/1/56	10,355	7,356
	Worthington City School District GO	5.000%	12/1/48	5,000	5,368
	Worthington City School District GO	5.500%	12/1/54	4,000	4,410
					438,523
Oklahoma (0.6%)
[1]	Creek County Educational Facilities Authority Lease (Appropriation) Revenue (Sapulpa Public School Project)	5.000%	9/1/38	1,700	1,889
[1]	Creek County Educational Facilities Authority Lease (Appropriation) Revenue (Sapulpa Public School Project)	5.000%	9/1/41	1,000	1,093
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/45	4,490	3,598
	Oklahoma Capitol Improvement Authority Appropriations Revenue	4.000%	7/1/34	2,055	2,069
[1]	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/42	1,500	1,616
[1]	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/43	2,500	2,680
	Oklahoma County Finance Authority Revenue	5.875%	12/1/47	3,000	2,330
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.250%	8/15/48	9,590	9,690
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/57	5,525	5,620
[6]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/32	1,000	1,034
[6]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/33	650	671
[6]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/34	950	982
[6]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/35	590	610
[6]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/39	500	504
	Oklahoma State University College & University Revenue	4.000%	9/1/36	375	380
	Oklahoma State University College & University Revenue	4.000%	9/1/37	785	795
	Oklahoma State University College & University Revenue	3.000%	9/1/40	500	409
	Oklahoma State University College & University Revenue	3.000%	9/1/41	500	404
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/35	5,000	5,036
	Oklahoma Turnpike Authority Highway Revenue	5.500%	1/1/53	35,195	38,464
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue	5.000%	10/1/43	2,195	2,372
	Oklahoma Water Resources Board Water Revenue	2.000%	4/1/35	1,000	806
	Oklahoma Water Resources Board Water Revenue (Drinking Water Program)	4.000%	4/1/48	10,230	9,807
	Oklahoma Water Resources Board Water Revenue (Drinking Water Program)	4.125%	4/1/53	3,420	3,315
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/30	12,575	12,660
					108,834
Oregon (1.8%)
	Benton & Linn Counties Consolidated School District No 509J & 509A Corvallis GO	5.000%	6/15/34	2,920	3,119
	Clackamas County School District No. 7J Lake Oswego GO	4.000%	6/1/33	1,415	1,442
	Clackamas County School District No. 7J Lake Oswego GO	4.000%	6/1/34	1,630	1,660
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/33	1,000	1,002
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/34	605	608
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/35	1,000	1,001
	Forest Grove OR College & University Revenue	4.000%	5/1/36	445	419
	Forest Grove OR College & University Revenue	4.000%	5/1/39	1,495	1,334
	Hospital Facilities Authority of Multnomah County Oregon Health, Hospital, Nursing Home Revenue	4.000%	12/1/51	5,000	3,519
	Hospital Facilities Authority of Multnomah County Oregon Health, Hospital, Nursing Home Revenue	4.000%	12/1/56	5,000	3,396
	Lane County School District No. 4J Eugene GO	5.000%	6/15/27	1,450	1,531
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/34	750	812
[6]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/40	1,810	1,762
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/50	7,750	7,025
	Multnomah County OR School District No. 1 Portland GO	3.000%	6/15/37	2,335	2,087
	Multnomah County OR School District No. 7 Reynolds GO	5.000%	6/15/26	2,225	2,261
	Multnomah County School District No. 40 GO	5.500%	6/15/53	13,715	15,138
[5]	Oregon	5.250%	5/1/42	2,280	2,580
[5]	Oregon	5.250%	5/1/43	1,800	2,027
[5]	Oregon	5.250%	6/1/44	2,680	3,011
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/27	1,075	1,131
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/37	1,500	1,681
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/39	1,135	1,274
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/40	3,095	3,451
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/41	2,320	2,566
	Oregon (OHSU Project) GO	5.000%	8/1/35	2,040	2,138
	Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/38	7,500	7,629
	Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/39	5,000	5,069
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.250%	11/15/47	3,500	3,842
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/38	1,840	2,071
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/39	5,000	5,614
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/40	5,000	5,576
	Oregon GO	5.000%	5/1/32	3,010	3,100
	Oregon GO	5.000%	6/1/33	390	419
40

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oregon GO	5.000%	6/1/34	500	536
	Oregon GO	5.000%	6/1/35	500	535
	Oregon GO	5.000%	5/1/36	1,000	1,066
	Oregon GO	5.000%	6/1/36	685	731
	Oregon GO	5.000%	5/1/37	700	742
	Oregon GO	5.000%	6/1/37	1,560	1,656
	Oregon GO	5.000%	5/1/38	650	687
	Oregon GO	5.000%	5/1/39	4,445	4,542
	Oregon GO	5.000%	6/1/40	2,045	2,282
	Oregon GO	5.000%	6/1/41	1,910	2,114
	Oregon GO	2.600%	12/1/42	1,455	1,071
	Oregon GO	5.000%	12/1/52	2,825	2,874
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,550	1,546
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,190	1,179
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	2,500	2,566
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	3,420	2,433
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.750%	1/1/50	3,205	3,203
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/51	3,280	3,241
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	2.250%	7/1/41	2,000	1,427
	Oregon State Business Development Commission Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/28	1,870	1,879
	Oregon State Facilities Authority College & University Revenue (Willamette University Project)	4.000%	10/1/51	3,300	2,682
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	4.125%	6/1/52	3,575	3,280
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/52	5,395	5,571
	Oregon State Lottery Revenue	5.000%	4/1/37	6,185	6,398
	Oregon State Lottery Revenue	5.000%	4/1/37	2,500	2,694
	Oregon State Lottery Revenue	5.000%	4/1/39	3,000	3,206
	Oregon State Lottery Revenue	5.000%	4/1/41	6,680	7,302
	Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/29	5,020	5,314
	Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/30	4,760	5,037
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	3.000%	9/1/44	1,405	1,111
	Portland OR Sewer System Sewer Revenue	4.500%	5/1/32	9,475	9,604
	Portland OR Sewer System Sewer Revenue	3.000%	3/1/37	6,375	5,681
	Portland OR Water System Water Revenue	3.000%	5/1/34	7,760	7,375
	Portland OR Water System Water Revenue	3.000%	5/1/35	7,995	7,508
	Portland OR Water System Water Revenue	3.000%	5/1/36	8,230	7,557
	Portland OR Water System Water Revenue	2.000%	5/1/44	3,020	1,870
	Portland OR Water System Water Revenue	2.125%	5/1/46	3,660	2,214
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/53	1,000	906
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Salem Health Projects)	5.000%	5/15/44	1,645	1,687
	Salem-Keizer School District No. 24J GO	5.000%	6/15/37	7,500	7,938
	Salem-Keizer School District No. 24J GO	5.000%	6/15/39	1,410	1,483
	Tualatin Valley Water District Water Revenue	5.000%	6/1/53	9,605	10,215
	University of Oregon College & University Revenue	5.000%	4/1/50	31,425	32,747
[1]	University of Oregon College & University Revenue	3.500%	4/1/52	28,370	23,296
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/33	2,900	3,044
	Yamhill Clackamas & Washington Counties School District No. 29J Newberg GO	0.000%	6/15/44	8,875	3,214
	Yamhill County or College & University Revenue (George Fox University Project)	4.000%	12/1/46	2,000	1,793
					308,332
Pennsylvania (5.0%)
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	5,960	6,238
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/38	4,950	4,945
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/44	2,500	2,309
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/47	3,990	4,038
	Allegheny County IDA Industrial Revenue	4.875%	11/1/24	300	301
	Allegheny County PA GO	5.000%	11/1/28	5,475	5,659
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/52	7,500	8,341
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/42	5,625	5,732
[3]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/33	1,500	1,524
[1]	Altoona Area School District GO, Prere.	5.000%	12/1/25	2,000	2,046
[1]	Altoona Area School District GO, Prere.	5.000%	12/1/25	1,500	1,535
[1]	Berwick Area School District GO	4.000%	11/15/41	1,125	1,103
	Bethel Park School District GO	4.000%	8/1/37	1,500	1,526
[6]	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/53	6,500	4,568
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/51	1,500	1,084
	Centennial School District Bucks County GO	5.000%	12/15/35	1,125	1,227
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/51	13,000	11,874
[6]	Central Bucks School District GO	3.000%	6/1/40	2,415	1,998
[6]	Central Bucks School District GO	3.000%	6/1/44	2,305	1,800
41

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cheltenham Township School District GO, Prere.	5.000%	3/15/25	15,210	15,390
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	1,490	1,562
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	1,800	1,811
	Chester County IDA Charter School Aid Revenue	5.000%	3/1/27	1,000	1,009
	Chester County IDA Recreational Revenue	4.000%	12/1/51	2,580	2,422
[1]	Coatesville School District GO	0.000%	10/1/38	2,100	1,065
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/34	1,930	2,039
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	15	16
[6]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	2,625	2,590
[6]	Commonwealth of Pennsylvania GO	4.000%	8/15/28	15,000	15,097
[6]	Commonwealth of Pennsylvania GO	4.000%	3/1/33	10,000	10,248
[6]	Commonwealth of Pennsylvania GO	4.000%	3/1/34	10,000	10,264
	Commonwealth of Pennsylvania GO	4.000%	10/1/39	10,000	10,135
	Commonwealth of Pennsylvania GO	4.000%	9/1/43	15,000	14,782
	Conestoga Valley School District GO	3.000%	2/1/34	2,050	1,878
	Conestoga Valley School District GO	3.000%	2/1/36	2,175	1,942
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/44	7,000	6,575
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/49	2,000	1,819
	Cumberland Valley School District GO	4.000%	11/15/38	2,345	2,363
	Cumberland Valley School District GO	4.000%	11/15/40	3,000	2,971
	Delaware County Authority College & University Revenue	5.000%	8/1/31	825	837
	Delaware County Authority College & University Revenue	5.000%	8/1/32	920	933
	Delaware County Authority College & University Revenue	5.000%	8/1/33	2,625	2,662
	Delaware County Authority College & University Revenue	5.000%	8/1/34	2,000	2,027
[3]	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.375%	7/1/39	1,000	1,002
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/49	2,135	1,971
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/50	5,000	4,362
[6]	Ellwood City Area School District GO	4.000%	11/15/40	810	787
[1]	Fairview School District GO	3.000%	9/15/39	1,000	838
[1]	Fairview School District GO	3.000%	9/15/40	1,000	819
[1]	Fairview School District GO	3.000%	9/15/41	1,000	822
[1]	Gateway School District Alleghany County GO	3.000%	10/15/38	1,500	1,242
[1]	Gateway School District Alleghany County GO	3.000%	10/15/39	1,000	816
[1]	Gateway School District Alleghany County GO	3.000%	10/15/40	1,400	1,146
[1]	Gateway School District Alleghany County GO	3.000%	10/15/43	2,500	1,940
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/39	5,600	5,733
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/50	6,000	6,123
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/27	2,900	2,985
	Haverford Township PA GO	3.600%	6/1/43	3,355	3,026
[6]	Hospitals & Higher Education Facilities Authority of Philadelphia Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,500	1,620
[1]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/47	2,935	3,028
[1]	Indiana County IDA Local or Guaranteed Housing Revenue	4.000%	5/1/54	1,000	922
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/51	9,485	9,666
[1]	Lehigh County Authority Intergovernmental Agreement Revenue	4.000%	12/1/41	3,215	3,188
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/41	2,175	1,982
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/51	6,300	5,122
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	8,500	7,747
	Manheim Central School District GO	4.000%	5/1/39	1,100	1,076
	Monroe County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,000	2,032
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	3,155	3,280
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	1,250	1,398
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/34	1,380	1,510
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	3,100	3,109
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/52	4,585	4,693
[6]	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/56	1,765	1,604
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/57	25,330	25,726
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/44	2,700	2,512
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/49	3,550	3,203
	Montgomery County Higher Education and Health Authority Private Schools Revenue (Hill School Project)	4.000%	8/15/50	4,000	3,665
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	5,000	5,049
	Montgomery County PA IDA Industrial Revenue	4.100%	6/1/29	705	722
[10]	Montgomery County PA IDA Industrial Revenue PUT	4.100%	4/3/28	2,980	3,038
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	3.000%	3/1/49	3,500	2,512
	Moon IDA Health, Hospital, Nursing Home Revenue	6.000%	7/1/45	6,140	4,576
	Moon IDA Health, Hospital, Nursing Home Revenue	6.125%	7/1/50	5,015	3,690
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	12,000	11,061
[6]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.000%	1/1/38	805	862
42

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.000%	1/1/39	500	531
[6]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.000%	1/1/40	1,000	1,058
[6]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	4.000%	1/1/41	1,600	1,576
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	690	772
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/33	2,240	2,433
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	1,530	1,705
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/36	1,545	1,577
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/37	450	454
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/40	6,375	6,217
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/40	1,945	1,893
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/41	5,240	5,046
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/43	840	797
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/48	545	505
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/51	1,500	1,362
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/53	7,250	6,457
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/32	2,750	2,776
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/33	1,555	1,570
[6]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/40	1,750	1,696
[6]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/50	3,500	3,129
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	2,895	3,025
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	1,155	1,174
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	2,600	2,609
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	1,185	1,190
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	1,110	1,085
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/50	13,520	13,047
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/52	2,805	2,856
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/53	2,970	3,113
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/53	5,140	5,550
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	10/1/54	5,385	5,813
	Pennsylvania State University College & University Revenue	5.000%	9/1/28	1,000	1,019
	Pennsylvania State University College & University Revenue	5.000%	9/1/28	3,000	3,057
	Pennsylvania State University College & University Revenue	5.000%	9/1/38	2,005	2,144
	Pennsylvania State University College & University Revenue	5.000%	9/1/47	3,715	3,990
	Pennsylvania State University College & University Revenue	5.250%	9/1/48	8,345	9,170
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	7,555	7,790
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	1,985	2,045
[6]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	13,000	13,430
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	1,085	1,180
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/34	11,670	11,849
	Pennsylvania Turnpike Commission Highway Revenue	4.500%	12/1/34	4,000	4,082
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	2,440	2,647
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	1,125	1,281
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,050	5,304
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,000	5,650
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	14,955	15,376
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/37	3,855	3,945
	Pennsylvania Turnpike Commission Highway Revenue	4.750%	12/1/37	6,000	6,136
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	14,415	14,985
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/38	2,740	2,795
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	5,000	5,316
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/39	12,320	12,532
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/39	2,245	2,279
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	2,985	3,169
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	4,545	4,590
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	4,005	4,432
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	3,135	3,502
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/42	3,350	2,723
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/42	1,725	1,730
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	6,010	6,226
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	2,225	2,439
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	5,000	5,481
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/42	1,500	1,670
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	6,000	5,766
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	2,250	2,425
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	4,500	4,850
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	2,500	2,605
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	4,000	4,305
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/44	2,455	2,468
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/45	4,505	4,267
43

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	6,500	6,144
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	4,580	4,329
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	2,000	2,112
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	4,060	4,298
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/47	1,230	1,340
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/50	11,245	10,442
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	5,310	3,806
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/52	1,000	1,078
[7]	Pennsylvania Turnpike Commission Highway Revenue, 6.000% coupon rate effective 12/1/28	0.000%	12/1/37	1,610	1,488
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/43	5,110	5,308
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	6,250	6,464
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	1,000	950
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/53	6,675	6,094
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	5,000	5,013
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	9/1/47	6,150	5,612
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/34	1,115	1,159
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/35	1,150	1,194
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/36	1,700	1,760
[6]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/37	1,615	1,633
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/37	1,600	1,650
[6]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/37	6,025	6,521
[6]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/50	3,000	3,141
[6]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,175	1,262
[6]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,100	1,174
[3]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/50	1,700	1,607
	Philadelphia IDA College & University Revenue	5.000%	11/1/34	5,250	5,586
	Philadelphia IDA College & University Revenue	4.000%	11/1/38	1,265	1,230
	Philadelphia IDA College & University Revenue	4.000%	11/1/45	1,200	1,078
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.250%	11/1/47	3,715	3,893
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.500%	11/1/60	12,010	12,606
[1]	Philadelphia PA Airport Port, Airport & Marina Revenue	3.000%	7/1/50	5,000	3,589
	Philadelphia PA GO	5.000%	8/1/29	5,745	5,822
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/39	9,000	9,738
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/45	1,050	1,116
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/47	4,400	4,843
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/49	7,000	7,294
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/50	6,000	6,305
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/52	4,905	5,343
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/54	2,180	2,253
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	7/1/24	10,500	10,517
[1]	Philadelphia School District GO	5.000%	9/1/25	5,500	5,604
[6]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/35	1,140	1,166
[6]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/38	1,100	1,103
[6]	Pittsburgh Water & Sewer Authority Water Revenue	5.500%	9/1/47	4,470	4,931
	Radnor Township School District GO	3.000%	8/15/35	1,400	1,292
	School District of Philadelphia GO	5.250%	9/1/37	1,955	2,202
	School District of Philadelphia GO	5.250%	9/1/37	1,100	1,239
	School District of Philadelphia GO	4.000%	9/1/38	5,000	4,929
	School District of Philadelphia GO	5.250%	9/1/38	580	649
	School District of Philadelphia GO	5.250%	9/1/38	1,000	1,120
	School District of Philadelphia GO	5.250%	9/1/41	14,100	15,568
	School District of Philadelphia GO	5.250%	9/1/41	2,410	2,661
	School District of Philadelphia GO	5.250%	9/1/43	7,600	8,266
	School District of Philadelphia GO	4.000%	9/1/46	5,000	4,615
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/49	3,000	2,732
	Spring Township PA GO	3.000%	11/15/33	1,020	948
	Spring Township PA GO	3.000%	11/15/34	1,050	965
	Spring Township PA GO	3.000%	11/15/35	1,085	993
	Spring Township PA GO	3.000%	11/15/36	1,115	998
[6]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/33	2,645	2,716
[6]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/33	790	811
	Upper Merion Area PA School District GO	3.000%	1/15/40	1,500	1,271
	Upper St. Clair Township School District GO	3.250%	10/1/35	5,000	4,597
[1]	Wilkes-Barre PA Area School District GO	5.000%	4/15/59	3,355	3,412
	York County PA GO	4.000%	3/1/35	3,000	3,067
					858,803
Puerto Rico (1.6%)
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	624	620
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	3,678	3,703
44

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	8,158	8,479
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	20,759	22,370
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	27,378	30,515
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	20,077	13,146
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	35,794	35,199
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	7,496	7,253
	Commonwealth of Puerto Rico GO	4.000%	7/1/37	2,210	2,112
	Commonwealth of Puerto Rico GO	4.000%	7/1/41	2,680	2,484
	Commonwealth of Puerto Rico GO	4.000%	7/1/46	3,430	3,080
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/28	1,065	1,109
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	1,250	1,311
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	8,000	8,455
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	2,045	2,171
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	5,870	6,276
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	8,120	8,472
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	1,710	1,793
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	2,040	1,897
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	165	175
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	215	228
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	40	42
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	40	42
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	40	37
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	50	46
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	45	41
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	40	36
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	135	121
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	40	36
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	251	249
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	7,282	6,448
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	11,144	9,129
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	1,000	817
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	3,080	2,320
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	5,272	3,635
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	71,364	69,649
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	11,252	10,982
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.750%	7/1/53	2,750	2,678
					267,156
Rhode Island (0.1%)
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/38	700	708
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/39	860	865
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/40	885	887
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/41	930	927
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/50	1,500	1,406
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/40	280	297
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	500	528
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/42	550	578
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/43	580	607
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.250%	5/15/49	3,670	3,844
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.250%	5/15/54	3,000	3,129
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/40	6,580	6,628
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	4.500%	6/1/45	2,175	2,152
					22,556
South Carolina (1.3%)
	Aiken County SC Consolidated School District GO	4.000%	4/1/37	1,580	1,608
	Charleston County SC GO	4.000%	11/1/30	5,715	5,849
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/34	725	748
	Columbia SC Waterworks & Sewer System Water Revenue	5.250%	2/1/53	3,050	3,319
	Dorchester County SC Special Assessment Revenue	5.250%	10/1/43	1,590	1,524
	Dorchester County SC Special Assessment Revenue	5.500%	10/1/51	2,115	2,011
45

Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Greenville County SC Miscellaneous Revenue	3.000%	4/1/41	1,385	1,140
Greenville County SC Miscellaneous Revenue	3.000%	4/1/42	1,000	811
Greenville SC Housing Authority Local or Guaranteed Housing Revenue (Cherokee Landing Apartments Project)	4.910%	7/1/43	1,700	1,663
Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/38	1,250	1,360
Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/40	1,330	1,431
Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/41	1,000	1,070
Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/43	1,500	1,595
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/30	1,045	1,061
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/32	1,550	1,575
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	1,165	1,194
North Charleston SC Miscellaneous Taxes Revenue	5.000%	10/1/40	7,000	7,132
Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	3/1/31	13,010	13,879
Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	8/1/31	2,260	2,377
Patriots Energy Group Natural Gas Revenue	4.000%	6/1/46	2,250	2,038
Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/29	3,275	3,299
Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/41	1,310	1,430
Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/42	1,250	1,359
Rock Hill SC Combined Utility System Water Revenue	4.000%	1/1/43	1,000	948
Rock Hill SC Combined Utility System Water Revenue	4.000%	1/1/44	1,500	1,413
Rock Hill SC Combined Utility System Water Revenue	4.000%	1/1/49	4,250	3,958
Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/54	4,000	4,212
Rock Hill SC Combined Utility System Water Revenue	4.250%	1/1/59	10,430	9,693
SCAGO Educational Facilities Corp. for Pickens School District Intergovernmental Agreement Revenue	5.000%	12/1/30	1,500	1,518
Scago Public Facilities Corp. for Georgetown County Intergovernmental Agreement Revenue (Georgetown County Project)	4.000%	6/1/41	1,365	1,349
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	1,030	1,085
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/42	3,235	3,155
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/43	2,500	2,427
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	10,000	10,379
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/48	8,000	7,376
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/53	5,000	5,310
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	7/1/47	12,600	12,756
South Carolina Jobs-Economic Development Authority Local or Guaranteed Housing Revenue	4.000%	4/1/52	19,425	17,877
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/35	2,140	2,154
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/36	2,885	2,880
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/38	2,690	2,647
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/38	3,000	2,952
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/39	1,330	1,306
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/41	10,680	10,341
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/42	3,000	2,881
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/42	11,480	11,025
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	5,295	5,413
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	2,690	2,764
South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.250%	1/1/52	3,555	3,456
South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	4.000%	1/1/52	7,925	7,832
South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	12/1/26	3,065	3,126
South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/40	1,545	1,601
Spartanburg County School District No. 5 GO	4.000%	3/1/44	2,080	2,051
Spartanburg County School District No. 7 GO	5.000%	3/1/48	5,000	5,202
Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/36	2,760	2,726
University of South Carolina College & University Revenue	5.000%	5/1/30	1,870	1,962
University of South Carolina College & University Revenue	5.000%	5/1/31	2,045	2,144
University of South Carolina College & University Revenue	5.000%	5/1/32	2,145	2,247
University of South Carolina College & University Revenue	5.000%	5/1/34	865	905
University of South Carolina College & University Revenue	5.000%	5/1/38	1,415	1,538
University of South Carolina College & University Revenue	5.000%	5/1/40	9,075	9,347
				231,429
South Dakota (0.2%)
Clay County SD GO	5.000%	12/1/52	1,945	2,020
Lincoln County SD College & University Revenue	4.000%	8/1/51	2,775	2,213
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	9,710	9,803
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	15,725	14,614
				28,650
Tennessee (1.3%)
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,520	1,629
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	1,000	991
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,000	965
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/44	2,120	1,990
46

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/49	2,000	2,043
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	2,450	2,462
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	4,030	4,161
[1]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.250%	7/1/49	1,250	1,324
	Knox County TN GO	3.000%	6/1/40	3,730	3,145
	Knoxville TN Electric System Electric Power & Light Revenue	5.000%	7/1/53	5,000	5,304
[10]	Knoxville's Community Development Corp. Local or Guaranteed Housing Revenue (Bluegrass Apartments Project) PUT	5.000%	4/1/27	4,353	4,475
	Memphis TN Sanitary Sewerage System Revenue	5.000%	10/1/45	1,040	1,106
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/40	725	775
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/41	1,000	1,063
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/42	1,315	1,395
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/41	1,265	1,078
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/51	2,120	1,647
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (Park Point Project) PUT	5.000%	10/1/31	640	656
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (Park Point Project) PUT	5.000%	10/1/32	670	687
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (Park Point Project) PUT	5.000%	10/1/33	705	722
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (Park Point Project) PUT	5.000%	10/1/34	745	762
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (Park Point Project) PUT	5.000%	10/1/35	780	797
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/41	2,000	2,227
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/44	2,000	2,195
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.250%	5/15/49	5,000	5,490
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/26	10,000	10,173
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/37	2,400	2,488
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/39	4,555	4,600
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/42	2,475	2,444
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/36	4,075	2,418
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/37	3,175	1,772
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/38	2,725	1,431
	Shelby County TN GO	3.125%	4/1/33	1,465	1,405
	Tennergy Corp. Natural Gas Revenue PUT	5.000%	10/1/24	41,215	41,381
	Tennergy Corp. Natural Gas Revenue PUT	4.000%	9/1/28	13,540	13,427
	Tennergy Corp. Natural Gas Revenue PUT	5.500%	12/1/30	2,500	2,628
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/24	6,185	6,201
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/26	2,160	2,193
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	19,950	20,164
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/28	11,475	11,821
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	9,325	9,323
	Tennessee GO, Prere.	5.000%	9/1/24	700	703
	Tennessee GO, Prere.	5.000%	8/1/25	1,345	1,370
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	3,040	2,987
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.750%	1/1/54	4,795	5,064
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue (Residential Finance Program)	3.750%	1/1/50	2,060	2,025
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue (Residential Finance Program)	3.000%	1/1/51	3,945	3,811
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/42	4,640	4,772
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/25	7,000	7,163
	Washington County TN GO	4.000%	6/1/29	3,260	3,297
	Williamson County TX GO	3.000%	4/1/36	3,275	3,016
					217,166
Texas (10.5%)
	Alamito Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	8/1/26	3,796	3,852
[15]	Alvarado TX Independent School District GO	5.000%	2/15/47	7,000	7,409
	Anna TX GO	4.250%	2/15/47	1,100	1,076
[15]	Argyle Independent School District GO	4.000%	8/15/53	1,000	957
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/31	1,445	1,584
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/32	1,440	1,574
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/33	2,045	2,229
47

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[15]	Aubrey Independent School District GO	4.000%	2/15/52	2,250	2,131
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/29	3,315	3,374
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/31	625	661
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/32	1,000	1,019
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/33	485	494
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/36	785	826
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/37	535	560
[15]	Austin Independent School District GO	5.000%	8/1/32	5,370	5,717
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/45	1,760	1,861
	Austin TX GO	5.000%	9/1/26	1,300	1,351
	Austin TX GO	5.000%	9/1/38	2,000	2,170
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/39	3,900	4,334
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/40	4,000	4,406
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/45	5,360	5,678
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/50	6,720	7,035
[15]	Belton Independent School District GO	5.000%	2/15/36	2,500	2,576
[15]	Belton Independent School District GO	4.000%	2/15/40	645	647
[15]	Belton Independent School District GO	4.000%	2/15/41	1,000	997
	Board of Regents of the University of Texas System College & University Revenue	2.000%	8/15/36	2,500	1,905
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/43	1,000	1,089
[15]	Bonham Independent School District GO	4.000%	2/15/46	6,325	6,093
[15]	Bonham Independent School District GO	4.000%	2/15/53	2,500	2,319
[15]	Brownwood Independent School District GO	5.000%	2/15/37	1,000	1,115
[15]	Brownwood Independent School District GO	5.000%	2/15/38	1,300	1,429
[15]	Brownwood Independent School District GO	5.000%	2/15/39	2,100	2,298
[15]	Bullard Independent School District GO	4.000%	2/15/40	1,125	1,127
[15]	Bullard Independent School District GO	4.000%	2/15/42	1,240	1,225
[15]	Bullard Independent School District GO	5.000%	2/15/47	4,450	4,731
[15]	Burleson Independent School District GO	4.000%	8/1/35	2,000	2,010
[15]	Burleson Independent School District GO	4.000%	8/1/36	2,000	2,007
[15]	Calallen Independent School District GO	5.000%	2/15/42	500	543
[15]	Calallen Independent School District GO	5.000%	2/15/48	3,000	3,194
[15]	Calallen Independent School District GO	5.000%	2/15/53	1,000	1,052
[15]	Carrizo Springs Consolidated Independent School District GO	5.000%	8/15/41	2,215	2,427
[15]	Carrizo Springs Consolidated Independent School District GO	5.000%	8/15/42	1,900	2,070
[15]	Carrizo Springs Consolidated Independent School District GO	5.000%	8/15/43	4,095	4,439
[15]	Carrizo Springs Consolidated Independent School District GO	5.000%	8/15/44	2,500	2,700
[15]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/48	5,000	5,324
[15]	Celina Independent School District GO	5.000%	2/15/40	1,055	1,162
[15]	Celina Independent School District GO	5.000%	2/15/41	1,100	1,206
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	1,690	1,723
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/36	1,345	1,377
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/40	1,200	1,184
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/41	1,900	1,862
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/45	7,225	6,662
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/45	1,875	1,945
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/50	8,160	7,212
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	6,000	6,101
[12]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/26	9,500	8,681
[12]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/28	15,000	12,728
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/34	4,940	4,952
[12]	Central Texas Turnpike System Highway Revenue, ETM	0.000%	8/15/28	50	43
	Chambers County TX GO	4.000%	3/1/47	1,080	1,034
[15]	Comal Independent School District GO	4.000%	2/1/36	1,000	1,038
[15]	Comal Independent School District GO	3.000%	2/1/41	3,720	3,098
[15]	Community TX Independent School District GO	4.000%	2/15/46	4,600	4,444
[15]	Community TX Independent School District GO	5.000%	2/15/53	7,500	7,892
[15]	Conroe Independent School District GO	5.000%	2/15/49	13,500	14,468
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	4.000%	10/1/41	650	630
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	4.000%	10/1/46	390	356
[15]	Corpus Christi Independent School District GO	4.000%	8/15/33	1,425	1,474
[15]	Crowley Independent School District GO	5.250%	2/1/53	10,000	10,748
[15]	Cypress-Fairbanks Independent School District GO	4.000%	2/15/48	2,000	1,893
	Dallas Area Rapid Transit Sales Tax Revenue	3.000%	12/1/41	1,045	854
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/45	4,920	5,214
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/47	8,290	8,804
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	8,975	9,204
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	5,310	5,445
	Dallas County Utility & Reclamation District GO	5.000%	2/15/28	5,000	5,250
48

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/34	4,520	4,643
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/35	6,025	6,170
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/40	3,000	3,318
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/41	3,035	3,341
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/42	3,825	4,190
[15]	Dallas Independent School District GO	5.000%	2/15/42	7,250	7,899
[15]	Dallas Independent School District GO	5.000%	2/15/43	5,000	5,416
[15]	Dallas Independent School District GO	5.000%	2/15/44	3,250	3,510
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/38	1,340	1,255
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/35	2,225	2,324
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/40	4,360	4,417
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/41	5,000	5,037
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/42	4,455	4,465
[15]	Deer Park TX Independent School District GO	5.000%	8/15/47	5,000	5,351
[15]	Del Valle Independent School District TX GO	2.000%	6/15/40	2,400	1,623
[15]	Del Valle Independent School District TX GO	2.000%	6/15/41	2,260	1,491
[15]	Denison Independent School District GO	4.000%	8/1/53	11,000	10,318
[15]	Denton Independent School District GO	5.000%	8/15/53	60,850	64,498
	Denton TX GO	4.000%	2/15/42	1,410	1,396
	Denton TX GO	4.000%	2/15/46	5,840	5,618
	Denton TX GO	4.000%	2/15/49	7,835	7,381
[15]	Dripping Springs TX Independent School District GO	5.000%	2/15/39	550	608
[15]	Dripping Springs TX Independent School District GO	5.000%	2/15/40	850	934
[15]	Dripping Springs TX Independent School District GO	5.000%	2/15/41	650	711
[15]	Dripping Springs TX Independent School District GO	5.000%	2/15/42	1,000	1,089
[15]	Dripping Springs TX Independent School District GO	5.000%	2/15/43	1,145	1,240
[6]	El Paso County Community College District College & University Revenue	5.000%	4/1/42	5,095	5,191
[15]	El Paso Independent School District GO	4.000%	8/15/33	2,500	2,518
	El Paso TX GO	3.000%	8/15/39	1,270	1,059
	El Paso TX GO	4.000%	8/15/39	1,370	1,379
	El Paso TX GO	3.000%	8/15/40	840	685
	El Paso TX GO	3.000%	8/15/40	1,000	815
	El Paso TX GO	3.000%	8/15/40	1,375	1,120
	El Paso TX GO	4.000%	8/15/40	635	636
	El Paso TX GO	3.000%	8/15/41	905	725
	El Paso TX GO	3.000%	8/15/41	1,200	961
	El Paso TX GO	3.000%	8/15/41	1,500	1,201
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/31	1,120	1,171
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/35	1,750	1,764
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/46	5,000	5,274
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/52	10,000	10,489
[15]	Forney Independent School District GO	3.000%	2/15/37	2,000	1,783
	Forney Independent School District GO	0.000%	8/15/39	1,000	495
[1]	Forney Independent School District GO	0.000%	8/15/39	1,000	501
[1]	Forney Independent School District GO	0.000%	8/15/40	1,000	473
[15]	Forney Independent School District GO	5.000%	8/15/40	865	945
[15]	Forney Independent School District GO	4.000%	8/15/41	1,040	1,033
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/38	3,220	2,770
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/39	2,250	1,904
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/40	1,340	1,113
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/51	3,715	2,656
[15]	Fort Bend Independent School District GO PUT	2.375%	8/1/24	1,960	1,949
[15]	Fort Worth Independent School District GO	4.000%	2/15/48	4,435	4,261
	Fort Worth TX GO	5.000%	3/1/28	2,000	2,051
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/43	2,100	1,283
[15]	Friendswood Independent School District GO	4.000%	2/15/32	3,630	3,657
[15]	Garland Independent School District GO	5.000%	2/15/39	4,400	4,875
[15]	Garland Independent School District GO	4.000%	2/15/41	1,235	1,223
[6]	Garland TX Electric Utility System Electric Power & Light Revenue	4.250%	3/1/48	1,450	1,430
[1]	Georgetown TX Utility System Electric Power & Light Revenue	5.250%	8/15/48	960	1,024
[1]	Georgetown TX Utility System Electric Power & Light Revenue	5.250%	8/15/53	1,525	1,616
[15]	Goliad Independent School District GO	5.000%	2/15/38	2,150	2,367
[15]	Goliad Independent School District GO	5.000%	2/15/39	2,270	2,484
[15]	Goliad Independent School District GO	5.000%	2/15/40	2,375	2,582
[15]	Goliad Independent School District GO	5.000%	2/15/41	2,490	2,695
[15]	Goliad Independent School District GO	5.000%	2/15/42	2,360	2,544
[15]	Goliad Independent School District GO	5.000%	2/15/43	2,735	2,943
[15]	Goliad Independent School District GO	4.000%	2/15/48	15,505	14,876
[15]	Goliad Independent School District GO	4.000%	2/15/53	11,315	10,547
49

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[15]	Goose Creek Consolidated Independent School District GO	5.000%	10/1/41	1,450	1,579
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	4/1/28	4,160	4,370
	Grand Parkway Transportation Corp. Highway Revenue Tolls	5.500%	10/1/35	21,500	23,523
	Grand Parkway Transportation Corp. Highway Revenue Tolls	5.500%	10/1/36	8,585	9,355
	Grand Parkway Transportation Corp. Highway Revenue Tolls	4.000%	10/1/39	1,500	1,505
[15]	Granger Independent School District GO	5.000%	2/15/52	6,575	6,839
	Harris County Cultural Education Facilities Finance Corp. College & University Revenue Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	2,500	2,697
[7,13]	Harris County Industrial Development Corp. Industrial Revenue PUT	4.050%	6/1/33	12,910	12,783
	Harris County Metropolitan Transit Authority Sales & Use Tax Sales Tax Revenue	5.000%	11/1/27	1,000	1,038
[1]	Harris County Municipal Utility District No. 165 GO	4.000%	3/1/41	2,895	2,758
[1]	Harris County Municipal Utility District No. 165 GO	4.000%	3/1/43	1,000	939
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/37	2,520	2,558
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/38	1,000	1,009
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/39	1,500	1,507
	Harris County TX Highway Revenue	5.000%	8/15/30	665	686
	Harris County TX Port Authority of Houston Port, Airport & Marina Revenue	4.000%	10/1/39	1,170	1,165
	Harris County TX Port Authority of Houston Port, Airport & Marina Revenue	5.000%	10/1/51	5,000	5,256
[6]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/27	2,150	2,163
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/28	1,465	1,471
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/30	2,790	2,801
[15]	Hays Consolidated Independent School District GO	4.000%	2/15/37	1,000	1,031
[15]	Hays Consolidated Independent School District GO	4.000%	2/15/38	1,250	1,278
[15]	Hays Consolidated Independent School District GO	4.000%	2/15/43	2,195	2,167
	Hays County TX GO	4.000%	2/15/31	2,265	2,273
	Hays County TX GO	4.000%	2/15/32	3,135	3,178
	Hays County TX GO	4.000%	2/15/32	3,820	3,831
	Hays County TX GO	4.000%	2/15/33	865	876
	Hays County TX GO	4.000%	2/15/33	3,320	3,362
	Hays County TX GO	5.000%	2/15/42	4,000	4,087
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/35	1,000	1,076
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/36	1,000	1,071
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/36	1,000	1,041
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/37	2,370	2,230
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/38	1,900	1,835
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/38	1,000	927
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/39	1,000	921
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/39	1,000	954
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/40	2,000	1,886
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/41	2,750	2,575
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/41	1,000	898
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/53	5,000	976
	Hidalgo County TX GO	4.000%	8/15/43	5,000	4,802
[15]	Highland Park Independent School District/Potter County GO	5.250%	2/15/40	2,190	2,437
[6]	Horizon Regional Municipal Utility District GO	4.125%	2/1/48	375	348
[6]	Horizon Regional Municipal Utility District GO	4.125%	2/1/49	5,610	5,176
[6]	Horizon Regional Municipal Utility District GO	4.125%	2/1/50	4,785	4,387
[6]	Horizon Regional Municipal Utility District GO	4.125%	2/1/51	3,315	3,028
	Houston Community College System GO	4.000%	2/15/36	8,500	8,551
	Houston Higher Education Finance Corp. College & University Revenue	4.000%	10/1/51	1,700	1,305
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/39	1,250	1,311
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/43	3,230	3,356
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/32	27,100	28,131
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/36	3,020	3,112
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/38	2,400	2,072
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/39	1,385	1,178
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/45	2,335	2,475
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/49	1,720	1,798
[5]	Houston TX Combined Utility System Water Revenue	5.250%	11/15/54	7,200	7,841
	Houston TX GO	5.000%	3/1/27	1,250	1,285
	Houston TX GO	4.000%	3/1/34	590	615
	Houston TX GO	4.000%	3/1/35	675	703
	Houston TX GO	3.000%	3/1/36	1,030	925
	Houston TX GO	5.250%	3/1/42	1,925	2,126
[15]	Humble Independent School District GO	4.000%	2/15/28	10,290	10,319
	Hunt Memorial Hospital District Charitable Health GO	5.000%	2/15/33	1,125	1,162
[15]	Huntsville Independent School District GO	5.000%	2/15/35	1,405	1,568
	Huntsville TX Waterworks & Sewer System Water Revenue	3.000%	8/15/47	1,800	1,345
[15]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/40	5,725	5,786
50

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[15]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/41	6,430	6,458
[15]	Hutto Independent School District GO	5.000%	8/1/48	1,215	1,300
[15]	Hutto Independent School District GO	5.000%	8/1/53	1,405	1,486
[15]	Jarrell Independent School District GO	5.000%	2/15/53	10,000	10,473
[15]	Katy Independent School District GO	3.000%	2/15/33	3,000	2,871
[15]	Katy Independent School District GO	3.000%	2/15/34	6,995	6,640
[15]	Katy Independent School District GO	3.000%	2/15/35	7,185	6,790
[15]	Katy Independent School District GO	5.000%	2/15/38	965	1,063
[15]	Katy Independent School District GO	5.000%	2/15/39	1,125	1,232
[15]	Katy Independent School District GO	5.000%	2/15/48	5,280	5,600
[15]	Krum Independent School District GO	5.000%	8/15/40	3,265	3,585
[15]	Krum Independent School District GO	5.000%	8/15/41	3,430	3,744
[15]	Krum Independent School District GO	5.000%	8/15/42	3,600	3,899
[15]	Krum Independent School District GO	5.000%	8/15/43	3,580	3,860
	Laguna-Madre Water District GO	4.000%	3/1/52	4,670	4,171
[15]	Lake Travis Independent School District GO	4.000%	2/15/33	765	776
[15]	Lake Travis Independent School District GO	4.000%	2/15/34	1,015	1,028
[15]	Lake Travis Independent School District GO, Prere.	4.000%	2/15/27	235	239
[15]	Lamar Consolidated Independent School District GO	4.000%	2/15/30	10,000	10,038
[15]	Lamar Consolidated Independent School District GO	4.000%	2/15/31	4,000	4,011
[15]	Lamar Consolidated Independent School District GO	4.000%	2/15/32	6,835	6,843
[15]	Lamar Consolidated Independent School District GO	5.000%	2/15/58	10,955	11,541
[15]	Lamar Consolidated Independent School District GO	4.000%	2/15/62	5,000	4,596
	Laredo College District GO, Prere.	5.000%	8/1/24	2,030	2,035
	Laredo College District GO, Prere.	5.000%	8/1/24	1,500	1,504
[15]	Leander Independent School District GO	4.000%	2/15/39	2,500	2,520
[15]	Leander Independent School District GO	4.000%	2/15/40	2,500	2,496
[15]	Leander Independent School District GO	5.000%	8/15/40	1,000	1,091
[15]	Leander Independent School District GO	5.000%	8/15/41	1,355	1,469
[15]	Leander Independent School District GO	5.000%	8/15/47	10,495	11,101
[1]	Leander Independent School District GO	4.000%	2/15/49	2,255	2,073
[1]	Leander Independent School District GO	4.125%	2/15/53	1,340	1,233
[15]	Lewisville Independent School District GO	5.000%	8/15/44	4,000	4,368
[15]	Liberty Hill Independent School District GO	4.000%	2/1/33	2,410	2,507
[15]	Liberty Hill Independent School District GO	3.000%	2/1/35	1,500	1,415
[15]	Liberty Hill Independent School District GO	3.000%	2/1/36	5,000	4,625
	Lone Star College System College & University Revenue	4.000%	2/15/42	1,125	1,107
	Lone Star College System GO	4.000%	2/15/29	1,150	1,151
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/34	5,050	5,520
[6]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/37	3,625	3,707
[6]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/40	1,785	1,786
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/28	2,810	2,919
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/36	1,500	1,606
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/36	1,000	1,084
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/37	1,040	1,107
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/37	3,000	3,227
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/37	1,290	1,402
[6]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/37	1,400	1,545
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/38	1,500	1,588
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/38	2,000	2,139
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/38	6,000	6,469
[6]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/38	1,500	1,643
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/39	1,500	1,582
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/39	2,720	2,899
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/39	8,500	9,117
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/40	1,000	1,050
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/40	3,000	3,179
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/41	3,920	4,135
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/46	1,500	1,566
[6]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/53	8,020	8,677
	Lubbock TX GO	4.000%	2/15/30	1,250	1,257
[15]	Mansfield Independent School District GO, Prere.	5.000%	2/15/25	5,000	5,052
	McKinney TX GO	5.000%	8/15/41	2,140	2,332
	McKinney TX GO	5.000%	8/15/42	2,345	2,546
	McKinney TX GO	4.000%	8/15/43	1,615	1,588
	McKinney TX Waterworks & Sewer System Water Revenue	2.000%	3/15/39	1,000	682
	McKinney TX Waterworks & Sewer System Water Revenue	2.000%	3/15/40	1,000	658
[15]	Medina Valley Independent School District GO	4.000%	2/15/53	14,750	13,795
[15]	Midland Independent School District GO	4.000%	2/15/40	1,595	1,596
51

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[15]	Midland Independent School District GO	4.000%	2/15/41	1,725	1,713
[15]	Midland Independent School District GO	5.000%	2/15/50	5,155	5,308
	Midland TX GO	4.000%	2/15/39	5,000	5,082
[15]	Midlothian Independent School District GO	3.000%	2/15/45	6,220	4,850
	Missouri City TX GO	4.000%	6/15/32	1,125	1,133
[5,15]	Needville Independent School District GO	4.000%	8/15/49	4,770	4,564
[5,15]	Needville Independent School District GO	4.000%	8/15/54	7,640	7,214
	New Braunfels TX Utility System Electric Power & Light Revenue	4.000%	7/1/55	7,455	6,807
[15]	New Caney Independent School District GO	5.000%	2/15/37	625	705
[15]	New Caney Independent School District GO	5.000%	2/15/38	750	838
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	10/1/27	2,000	1,965
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	5,720	5,635
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/46	5,620	4,441
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.250%	10/1/26	2,955	2,927
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.500%	10/1/26	3,725	3,690
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.500%	1/1/43	1,650	1,412
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.500%	1/1/49	1,600	1,299
[6]	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/58	3,670	3,609
[6]	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/58	1,000	983
	North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Sewer Revenue	2.000%	6/1/37	2,590	1,893
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/32	4,575	4,644
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/33	7,500	7,602
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/34	7,500	7,595
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	3,000	3,022
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	755	864
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/36	410	466
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/37	375	423
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	730	814
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	8,500	8,701
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/43	1,335	1,381
[15]	Northside Independent School District GO	5.000%	8/1/38	1,500	1,676
[15]	Northside Independent School District GO	5.000%	8/1/39	1,000	1,113
[15]	Northside Independent School District GO	5.000%	8/1/40	1,000	1,102
[15]	Northwest Independent School District GO	5.000%	2/15/40	1,890	2,079
[15]	Northwest Independent School District GO	5.000%	2/15/41	2,740	2,999
[15]	Northwest Independent School District GO	4.000%	2/15/42	6,135	6,139
[15]	Northwest Independent School District GO	4.000%	2/15/43	6,525	6,475
[15]	Northwest Independent School District GO	5.000%	2/15/48	4,560	4,836
[15]	Paradise Independent School District GO	4.000%	8/15/38	1,380	1,405
	Pasadena TX GO	4.000%	2/15/32	1,500	1,501
[15]	Pearland Independent School District GO	5.000%	2/15/42	3,000	3,145
[15]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/35	1,000	1,061
[15]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/36	1,000	1,058
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/40	5,470	6,077
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/41	3,155	3,490
	Pflugerville Independent School District GO	4.000%	2/15/45	10,000	9,539
	Pflugerville Independent School District GO	5.000%	2/15/48	12,880	13,344
[15]	Ponder Independent School District GO	4.000%	2/15/37	1,935	1,974
[15]	Ponder Independent School District GO	4.000%	2/15/38	1,000	1,012
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/48	9,425	10,036
[15]	Prosper Independent School District GO	5.000%	2/15/44	5,475	5,686
[15]	Prosper Independent School District GO	4.000%	2/15/53	10,500	9,853
[15]	Prosper Independent School District GO PUT	4.000%	8/15/26	1,010	1,012
[15]	Quinlan Independent School District GO	5.000%	8/15/39	590	648
[15]	Quinlan Independent School District GO	5.000%	8/15/40	725	793
[15]	Richardson Independent School District GO	3.000%	2/15/36	1,000	936
[15]	Rockwall Independent School District GO	4.000%	2/15/53	28,435	26,638
[6]	Royse City TX GO	4.000%	8/15/40	2,630	2,660
[15]	Salado Independent School GO	5.000%	2/15/40	3,265	3,568
[15]	Salado Independent School GO	5.000%	2/15/41	3,330	3,621
[15]	Salado Independent School GO	5.000%	2/15/42	3,705	4,005
[15]	Salado Independent School GO	5.000%	2/15/43	1,865	2,007
[15]	Salado Independent School GO	5.000%	2/15/44	1,400	1,502
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	4.000%	8/1/25	2,500	2,494
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/37	1,275	1,306
52

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/38	1,750	1,900
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/39	2,000	2,157
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/39	2,500	2,777
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/40	2,470	2,649
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/41	1,330	1,318
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/41	2,000	2,135
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/42	3,890	3,877
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/43	3,270	3,241
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/46	8,900	9,352
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/26	2,565	2,549
	San Antonio TX GO	4.000%	8/1/35	1,190	1,247
	San Antonio TX GO	4.000%	2/1/39	6,005	6,163
	San Antonio TX GO	4.000%	2/1/40	3,280	3,336
	San Antonio TX GO	4.000%	2/1/41	3,300	3,339
	San Antonio TX GO	4.000%	2/1/42	2,500	2,515
	San Antonio TX GO	4.000%	2/1/43	2,500	2,501
[15]	San Antonio TX Independent School District GO	4.000%	8/15/37	1,975	2,013
[15]	San Antonio TX Independent School District GO	5.000%	8/15/39	3,500	3,863
[15]	San Antonio TX Independent School District GO	5.000%	8/15/52	4,900	5,162
	San Antonio Water System Water Revenue	4.000%	5/15/41	1,305	1,305
	San Antonio Water System Water Revenue	4.000%	5/15/42	1,875	1,864
	San Antonio Water System Water Revenue	4.000%	5/15/51	2,000	1,888
	San Jacinto Community College District GO	5.000%	2/15/29	3,860	3,958
	San Jacinto Community College District GO	5.000%	2/15/30	4,055	4,160
	San Jacinto Community College District GO	5.000%	2/15/32	2,000	2,050
[15]	San Marcos Consolidated Independent School District GO	5.000%	8/15/40	4,705	5,182
[15]	San Marcos Consolidated Independent School District GO	5.000%	8/15/42	3,825	4,177
[15]	San Marcos Consolidated Independent School District GO	5.250%	8/15/47	4,490	4,913
[1]	Sands Consolidated Independent School District GO	4.000%	2/15/48	2,450	2,298
[15]	Sherman TX Independent School District GO	5.000%	2/15/42	4,180	4,561
[15]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/48	2,000	2,128
[15]	Smith County Chapel Hill Independent School District GO	4.000%	2/15/53	1,810	1,690
	South Manvel Development Authority Tax Allocation Revenue	5.000%	4/1/43	500	471
	South Manvel Development Authority Tax Allocation Revenue	5.250%	4/1/50	1,000	949
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/38	1,000	1,117
[15]	Southwest Independent School District GO	3.000%	2/1/40	2,395	2,025
[15]	Spring Branch Independent School District GO	4.000%	2/1/41	3,150	3,120
	Spring Independent School District GO	4.000%	8/15/41	5,000	4,934
	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue PUT	3.350%	3/1/28	2,000	1,955
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	4,500	4,599
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/39	1,650	1,790
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	2,000	2,152
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/42	2,800	2,732
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	10,000	10,159
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/51	10,000	10,291
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/53	7,470	6,725
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/32	3,855	4,236
	Taylor TX GO	4.125%	8/15/49	1,515	1,436
	Taylor TX GO	4.125%	8/15/50	1,615	1,527
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/24	6,680	6,708
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/25	2,760	2,792
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/26	1,490	1,522
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	6.250%	12/15/26	510	526
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/24	150	151
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	140	141
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	1,810	1,843
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	3,055	3,147
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/29	3,515	3,643
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/30	10,310	10,741
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/31	2,650	2,775
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/32	8,575	9,024
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/30	46,175	49,414
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/34	23,440	25,845
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/31	1,000	1,023
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/32	500	510
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/32	5,000	5,101
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/32	4,665	5,010
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/33	1,720	1,753
53

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/33	6,500	6,624
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/33	5,820	6,239
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/34	1,000	1,018
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/34	7,500	7,626
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/34	6,000	6,416
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/35	1,000	1,016
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/35	3,560	3,609
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/36	3,000	3,035
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/36	1,000	1,012
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/37	2,150	2,164
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/37	3,165	3,179
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/38	3,050	2,957
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/39	1,000	995
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/39	4,000	3,978
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/39	3,225	3,112
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/40	3,135	3,084
[1]	Texas Public Finance Authority College & University Revenue	5.250%	5/1/38	500	536
[1]	Texas Public Finance Authority College & University Revenue	5.250%	5/1/42	500	527
[10]	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	2,500	2,524
	Texas State University System College & University Revenue	4.000%	3/15/35	2,130	2,160
	Texas Transportation Commission GO PUT	0.650%	4/1/26	3,100	2,873
	Texas Water Development Board Water Revenue	5.000%	4/15/28	3,305	3,483
	Texas Water Development Board Water Revenue	4.000%	10/15/33	7,000	7,159
	Texas Water Development Board Water Revenue	4.000%	10/15/34	11,590	11,850
	Texas Water Development Board Water Revenue	4.000%	8/1/36	6,000	6,242
	Texas Water Development Board Water Revenue	3.000%	10/15/38	3,075	2,628
	Texas Water Development Board Water Revenue	5.000%	10/15/38	3,780	4,002
	Texas Water Development Board Water Revenue	5.000%	8/1/41	4,735	5,194
	Texas Water Development Board Water Revenue	5.000%	10/15/58	2,500	2,644
[15]	Tomball Independent School District GO	3.875%	2/15/43	4,810	4,495
	Travis County TX GO	3.000%	3/1/40	1,000	841
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/41	700	760
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/43	825	889
	Tyler TX Water & Sewer System Water Revenue	5.000%	9/1/53	4,365	4,567
[15]	United TX Independent School District GO, Prere.	5.000%	8/15/25	2,355	2,399
[15]	United TX Independent School District GO, Prere.	5.000%	8/15/25	2,535	2,582
	University of Houston College & University Revenue	4.000%	2/15/30	4,610	4,618
	University of Houston College & University Revenue	3.000%	2/15/34	10,605	9,861
	University of Houston College & University Revenue	5.000%	2/15/56	6,510	6,834
	University of North Texas System College & University Revenue	5.000%	4/15/33	3,200	3,226
	University of North Texas System College & University Revenue	5.000%	4/15/34	3,000	3,023
	University of Texas System Regents College & University Revenue	5.000%	8/15/40	1,980	2,272
	University of Texas System Regents College & University Revenue	5.000%	8/15/49	22,740	25,586
	University of Texas System Regents College & University Revenue	5.000%	8/15/50	8,250	9,250
[15]	Van Alstyne Independent School District GO	5.000%	2/15/47	3,100	3,307
[15]	Van Alstyne Independent School District GO	4.000%	2/15/48	1,580	1,509
[15]	Waco Independent School District GO	4.000%	8/15/41	3,195	3,176
[15]	Waco Independent School District GO	4.000%	8/15/42	2,825	2,795
	Waco TX GO	4.000%	2/1/40	7,930	7,959
	Waco TX GO	4.000%	2/1/41	8,260	8,220
	Waco TX GO	4.000%	2/1/48	5,120	4,877
[1]	Waller Consolidated Independent School District GO	5.000%	2/15/38	3,860	4,253
[1]	Waller Consolidated Independent School District GO	5.000%	2/15/39	5,235	5,735
[1]	Waller Consolidated Independent School District GO	4.000%	2/15/53	2,000	1,837
[15]	Waxahachie Independent School District GO	5.000%	2/15/37	400	453
[15]	Waxahachie Independent School District GO	5.000%	2/15/38	1,000	1,122
[15]	Waxahachie Independent School District GO	5.000%	2/15/39	1,390	1,547
[15]	Waxahachie Independent School District GO	5.000%	2/15/40	1,400	1,547
[15]	Waxahachie Independent School District GO	5.000%	2/15/41	1,520	1,669
[15]	Wichita Falls Independent School District GO	3.000%	2/1/40	3,000	2,536
[15]	Wylie Taylor County Independent School District GO	5.000%	2/15/41	2,945	3,200
[15]	Wylie Taylor County Independent School District GO	5.000%	2/15/43	2,350	2,529
[15]	Wylie Taylor County Independent School District GO	5.000%	2/15/49	15,000	15,848
					1,801,352
Utah (1.6%)
	Cache County School District GO	4.000%	6/15/40	4,810	4,843
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/38	3,100	3,125
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/39	2,190	2,203
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/40	645	641
54

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/38	4,175	4,240
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/39	4,585	4,641
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/40	4,770	4,800
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/47	5,000	4,820
	Davis School District GO	5.000%	6/1/27	2,055	2,167
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/37	2,530	2,796
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/39	4,005	4,429
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/41	5,905	6,441
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/42	3,390	3,689
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/43	9,500	10,214
	Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/43	3,975	4,393
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/44	5,000	5,369
	Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/44	13,675	15,092
	Jordan Valley Water Conservancy District Water Revenue	5.000%	10/1/54	11,000	11,575
	Millcreek UT Sales Tax Revenue	2.125%	6/1/51	7,570	4,303
[1]	Ogden City School District Municipal Building Authority Lease (Appropriation) Revenue	5.000%	1/15/37	300	337
[1]	Ogden City School District Municipal Building Authority Lease (Appropriation) Revenue	5.000%	1/15/38	250	278
[1]	Ogden City School District Municipal Building Authority Lease (Appropriation) Revenue	5.000%	1/15/39	250	277
[1]	Ogden City School District Municipal Building Authority Lease (Appropriation) Revenue	5.000%	1/15/40	500	547
[1]	Ogden City School District Municipal Building Authority Lease (Appropriation) Revenue	5.000%	1/15/41	750	814
[1]	Ogden City School District Municipal Building Authority Lease (Appropriation) Revenue	4.000%	1/15/42	1,325	1,275
[1]	Ogden City School District Municipal Building Authority Lease (Appropriation) Revenue	4.000%	1/15/43	1,500	1,436
[1]	Ogden City School District Municipal Building Authority Lease (Appropriation) Revenue	4.000%	1/15/44	800	765
	Ogden City UT Sewer & Water Revenue	3.000%	6/15/45	3,000	2,325
	Provo City School District Municipal Building Authority Lease (Appropriation) Revenue	4.000%	3/15/36	5,810	6,039
	Salt Lake City Corp. GO	3.000%	6/15/41	1,185	988
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/41	1,405	1,483
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/50	5,360	5,569
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/52	10,000	10,572
	Spanish Fork City UT Sewer Revenue	4.000%	9/1/42	1,365	1,359
	Spanish Fork City UT Sewer Revenue	4.000%	9/1/43	1,420	1,401
	Spanish Fork City UT Sewer Revenue	4.000%	9/1/44	1,480	1,450
	University of Utah College & University Revenue	5.000%	8/1/29	2,000	2,072
	University of Utah College & University Revenue	4.000%	8/1/34	1,175	1,199
	University of Utah College & University Revenue	4.000%	8/1/35	1,000	1,019
	University of Utah College & University Revenue	5.000%	8/1/39	1,000	1,107
	University of Utah College & University Revenue	5.250%	8/1/48	2,405	2,657
	University of Utah College & University Revenue	5.250%	8/1/53	5,610	6,155
	University of Utah Local or Guaranteed Housing Revenue College and University Revenue	4.000%	8/1/37	1,910	1,949
	University of Utah Local or Guaranteed Housing Revenue College and University Revenue	4.000%	8/1/39	4,000	4,041
	University of Utah Local or Guaranteed Housing Revenue College and University Revenue	4.000%	8/1/40	3,000	3,014
	University of Utah Local or Guaranteed Housing Revenue College and University Revenue	4.000%	8/1/41	5,000	5,006
	University of Utah Local or Guaranteed Housing Revenue College and University Revenue	4.000%	8/1/42	3,000	2,992
	University of Utah Local or Guaranteed Housing Revenue College and University Revenue	4.000%	8/1/43	5,585	5,531
	University of Utah Local or Guaranteed Housing Revenue College and University Revenue	4.000%	8/1/51	4,970	4,711
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	10/15/38	720	734
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/39	1,475	1,560
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	10/15/43	1,150	1,163
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/44	625	640
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	10/15/48	1,200	1,206
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	16,500	16,806
	Utah County UT Health, Hospital, Nursing Home Revenue	4.000%	5/15/43	1,000	968
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/43	8,500	8,945
	Utah County UT Health, Hospital, Nursing Home Revenue	3.000%	5/15/50	5,795	4,238
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/50	4,950	5,124
	Utah GO	5.000%	7/1/26	5,000	5,185
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	1/1/54	3,425	3,755
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.000%	7/1/54	1,710	1,869
[10]	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	4.000%	9/1/24	1,750	1,744
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/30	6,215	6,271
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/42	7,195	7,907
	Wasatch County School District Local Building Authority Lease (Appropriation) Revenue	5.500%	6/1/54	15,000	16,076
	Weber Basin Water Conservancy District Water Revenue	5.000%	10/1/44	3,125	3,293
	Weber Basin Water Conservancy District Water Revenue	5.000%	10/1/50	6,200	6,486
					272,119
55

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Vermont (0.1%)
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corporation Program)	4.000%	5/1/45	2,850	2,334
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Middlebury College Project)	5.000%	11/1/45	3,500	3,781
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Middlebury College Project)	5.000%	11/1/49	10,000	10,366
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Middlebury College Project)	5.000%	11/1/52	5,250	5,575
	Vermont GO	4.000%	8/15/40	3,135	3,158
					25,214
Virginia (1.7%)
	Arlington County IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,000	996
	Arlington County IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,750	1,729
	Arlington County IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,250	1,212
	Arlington County VA GO	2.500%	8/15/29	5,000	4,705
[3]	Cutalong II Community Development Authority District Special Assessment Revenue (Cutalong II Project)	4.500%	3/1/55	5,711	4,491
	Fairfax County Economic Development Authority Intergovernmental Agreement Revenue (County Facilities Project)	5.000%	10/1/39	1,525	1,683
	Fairfax County Economic Development Authority Intergovernmental Agreement Revenue (County Facilities Project), Prere.	5.000%	10/1/24	1,800	1,808
	Fairfax County Economic Development Authority Special Tax Revenue (Route 28 Project)	3.000%	4/1/36	2,000	1,817
	Fairfax County Economic Development Authority Special Tax Revenue (Silver Line Phase I Project)	4.000%	4/1/32	11,190	11,291
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	5.000%	5/15/37	2,500	2,764
	Fairfax County VA Sewer Revenue	4.000%	7/15/32	2,545	2,574
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.000%	7/1/50	5,000	5,244
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.250%	7/1/60	33,450	35,389
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/45	700	638
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/50	2,825	2,458
[6]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.250%	7/1/43	1,000	1,091
[6]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.250%	7/1/48	3,000	3,224
[6]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	4.750%	7/1/53	5,000	5,106
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/27	480	483
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	6.750%	12/1/53	855	922
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	6.875%	12/1/58	3,200	3,465
	Loudoun County Economic Development Authority Intergovernmental Agreement Revenue (Loudoun Co. Public Facilities Project)	5.000%	12/1/26	1,425	1,488
	Loudoun County VA GO	3.000%	12/1/31	7,535	7,210
	Montgomery County Economic Development Authority Miscellaneous Revenue	4.000%	6/1/36	1,200	1,228
[3]	Newport News IDA Revenue	5.330%	7/1/45	7,000	6,871
	Northern Virginia Transportation Commission Transit Revenue (Transforming Rail in Virginia Program)	5.000%	6/1/52	5,000	5,316
	Richmond Redevelopment & Housing Authority Local or Guaranteed Housing Revenue	4.500%	5/1/40	2,000	1,996
	Richmond VA GO	2.000%	7/15/34	2,570	2,095
	Richmond VA Public Utility Multiple Utility Revenue	4.000%	1/15/42	500	503
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	2,595	2,429
	University of Virginia College and University Revenue	5.000%	9/1/49	13,000	13,661
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	7.000%	9/1/53	2,570	2,846
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	7.000%	9/1/59	2,035	2,245
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/36	2,870	2,641
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/40	5,000	5,482
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/41	9,255	10,197
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/42	4,000	4,354
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/43	2,660	2,609
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/40	3,000	2,548
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/36	4,880	5,097
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/37	5,075	5,243
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/47	4,000	3,845
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/34	5,470	5,144
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/35	2,720	2,522
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.250%	5/15/43	1,225	1,030
	Virginia Commonwealth Transportation Board Appropriations Revenue (US Route 58 Corridor Development Program)	5.000%	5/15/26	5,030	5,202
	Virginia Commonwealth Transportation Board Appropriations Revenue (US Route 58 Corridor Development Program)	4.000%	5/15/44	9,140	8,985
	Virginia Commonwealth Transportation Board Appropriations Revenue (US Route 58 Corridor Development Program)	4.000%	5/15/45	6,000	5,851
	Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue (Interstate 81 Corridor Program)	4.000%	5/15/35	935	974
	Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue (Interstate 81 Corridor Program)	4.000%	5/15/36	650	672
56

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue (Interstate 81 Corridor Program)	4.000%	5/15/37	940	966
	Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue (Interstate 81 Corridor Program)	4.000%	5/15/38	905	921
	Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue (Interstate 81 Corridor Program)	5.000%	5/15/57	12,140	12,808
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	9/1/39	4,450	4,336
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.850%	1/1/25	24,000	23,882
	Virginia Port Authority Commonwealth Port Fund Appropriations Revenue	5.250%	7/1/48	7,000	7,688
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/30	4,000	4,088
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/39	1,410	1,449
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/40	8,450	8,606
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	18,000	16,616
	York County Economic Development Authority Electric Power & Light Revenue (Virginia Electric & Power Company Project) PUT	3.650%	10/1/27	615	609
					295,343
Washington (0.9%)
	Bellevue WA GO	4.000%	12/1/39	1,175	1,200
	Energy Northwest Nuclear Revenue	4.000%	7/1/42	3,235	3,192
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/36	1,670	1,814
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/39	1,000	1,056
	Grant County Public Hospital District No. 1 GO	5.125%	12/1/48	5,000	5,004
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/39	270	299
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/40	590	649
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/41	750	821
	King County School District No. 403 Renton GO	4.000%	12/1/39	2,205	2,227
	King County School District No. 403 Renton GO	4.000%	12/1/40	2,850	2,861
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	4.000%	12/1/39	2,475	2,469
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/33	2,645	2,652
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	9/1/42	1,200	1,197
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	4/1/29	3,825	3,863
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/41	2,390	2,397
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	1,950	1,970
	Washington GO	5.000%	8/1/33	3,795	3,804
	Washington GO	5.000%	8/1/34	3,645	3,653
	Washington GO	5.000%	6/1/38	10,615	11,704
	Washington GO	5.000%	2/1/39	9,570	10,529
	Washington GO	5.000%	6/1/42	1,250	1,314
	Washington GO	5.000%	6/1/42	4,775	5,309
	Washington GO	5.000%	2/1/43	1,605	1,703
	Washington GO	5.000%	2/1/45	5,000	5,439
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	5,000	4,699
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/44	1,830	1,718
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	8,750	7,735
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/50	1,400	1,228
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/42	975	856
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/46	2,205	1,860
	Washington Housing Finance Commission Local or Guaranteed Housing Revenue	3.500%	12/20/35	29,078	26,431
	Washington Housing Finance Commission Local or Guaranteed Housing Revenue	3.375%	4/20/37	8,971	7,880
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	8,000	7,807
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/34	130	119
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/35	1,000	1,064
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/58	4,460	3,796
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/43	1,000	1,025
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/48	1,000	1,010
[3]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	5.000%	7/1/48	2,400	1,767
[3]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	5.000%	7/1/53	2,245	1,604
[3]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	5.000%	1/1/48	5,500	4,698
[5]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.500%	7/1/59	2,000	2,085
[3]	Washington State Housing Finance Commission Private Schools Revenue	6.125%	7/1/53	3,000	3,245
					157,753
West Virginia (0.5%)
[6]	Morgantown Utility Board Inc. Water Revenue	5.000%	12/1/41	7,000	7,175
[6]	Morgantown Utility Board Inc. Water Revenue	5.000%	12/1/46	6,320	6,448
	West Virginia Economic Development Authority Industrial Revenue PUT	3.375%	6/15/28	260	256
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/34	7,595	7,667
57

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/40	3,080	3,292
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.750%	9/1/41	2,000	2,244
[6]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.125%	9/1/42	6,265	6,776
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.750%	9/1/43	2,805	3,130
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.125%	1/1/47	5,000	4,063
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.250%	6/1/47	5,500	5,314
[6]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	9/1/48	2,590	2,820
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	6.000%	9/1/48	15,175	17,049
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/51	2,500	2,253
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.375%	6/1/53	11,510	11,000
					79,487
Wisconsin (1.5%)
	Madison WI Metropolitan School District GO	4.000%	3/1/36	2,460	2,519
[6]	Milwaukee WI GO	5.000%	4/1/26	1,345	1,380
[6]	Milwaukee WI GO	5.000%	4/1/27	1,350	1,411
[1]	Milwaukee WI GO	5.000%	4/1/27	1,920	2,007
[6]	Milwaukee WI GO	5.000%	4/1/28	1,690	1,792
[6]	Milwaukee WI GO	5.000%	4/1/29	1,690	1,822
	Milwaukee WI GO	3.000%	4/1/32	4,820	4,424
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/38	1,915	2,042
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/39	1,100	1,167
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/40	800	843
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/41	1,000	1,050
[6]	Monona Grove WI School District GO	3.000%	5/1/34	2,195	2,005
[6]	Monroe School District WI GO	5.000%	3/1/37	775	840
[6]	Monroe School District WI GO	5.000%	3/1/38	700	753
[6]	Monroe School District WI GO	4.000%	3/1/39	1,855	1,875
	Neenah Joint School District GO	3.000%	3/1/31	1,960	1,879
	Neenah Joint School District GO	3.000%	3/1/32	3,735	3,530
[3]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/41	1,000	931
	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/48	1,530	1,411
[3]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/51	1,145	1,026
	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/55	4,135	3,697
	Public Finance Authority Charter School Aid Revenue	5.750%	7/1/62	10,000	10,721
[3]	Public Finance Authority Charter School Aid Revenue (Eno River Academy Project)	5.000%	6/15/40	815	802
	Public Finance Authority College & University Revenue	5.250%	10/1/38	3,250	3,188
	Public Finance Authority College & University Revenue	5.250%	10/1/48	2,130	1,973
[3]	Public Finance Authority College & University Revenue (Rider University Project)	4.500%	7/1/48	3,000	2,375
	Public Finance Authority College and University Revenue	5.125%	4/1/52	5,500	5,390
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	390	360
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	450	404
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	375	330
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	350	303
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	375	321
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	9,620	8,724
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/46	8,000	5,876
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	2,700	2,113
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/49	6,250	5,723
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/49	7,500	7,094
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/51	1,500	1,040
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/52	7,500	6,767
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/52	3,750	3,925
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/56	1,125	804
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	7/1/26	5,095	5,019
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	2/1/27	14,550	14,267
[3]	Public Finance Authority Local or Guaranteed Housing Revenue	5.750%	7/1/63	3,000	3,134
[3]	Public Finance Authority Tax Allocation Revenue (Miami Worldcenter Project)	5.000%	6/1/41	1,000	995
	Public Finance Charter School Aid Revenue	4.000%	7/1/51	1,000	758
[6]	Racine Unified School District GO	5.000%	4/1/37	1,000	1,094
[6]	Racine Unified School District GO	5.000%	4/1/41	1,480	1,586
[6]	Racine Unified School District GO	5.000%	4/1/42	1,000	1,067
	Wisconsin Department of Transportation Miscellaneous Revenue	4.000%	7/1/36	1,250	1,283
	Wisconsin Department of Transportation Miscellaneous Revenue	4.000%	7/1/39	1,500	1,509
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	10/1/31	1,000	1,011
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	10/1/32	1,080	1,091
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	12/1/41	15,000	15,332
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	2,380	2,469
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/34	5,630	5,454
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/35	5,055	4,874
58

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	1,440	1,448
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,600	1,609
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	15,000	14,712
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	5,000	5,016
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	1,000	1,065
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/15/38	4,950	4,084
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/15/39	5,170	4,176
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	700	733
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	4,000	4,066
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	8/15/44	1,305	1,327
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/46	3,765	3,608
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	3,750	3,442
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/51	2,550	2,288
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/52	3,580	3,847
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.750%	8/15/59	2,500	2,511
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/22/29	1,435	1,546
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/3/34	1,250	1,359
[3]	Wisconsin Health & Educational Facilities Authority Miscellaneous Revenue	5.000%	8/1/27	8,000	8,138
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	5.000%	3/1/53	4,055	4,127
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	9/1/54	4,000	4,312
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	3.750%	11/1/26	4,730	4,674
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT (View At Huxley Yards Project)	5.000%	8/1/26	3,500	3,564
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT (View At Huxley Yards Project)	5.000%	8/1/26	3,500	3,564
	Wisconsin Housing & Economic Development Authority Multifamily Tax-Exempt Mortgage-Backed Securities	4.750%	6/1/43	5,000	4,993
					257,789
Wyoming (0.0%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/37	35	35
	Laramie County WY Health, Hospital, Nursing Home Revenue	3.000%	5/1/42	660	519
					554
Total Tax-Exempt Municipal Bonds (Cost $17,005,450)					16,381,435
59

Long-Term Tax-Exempt Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (4.1%)
Money Market Fund (4.1%)
[16]	Vanguard Municipal Cash Management Fund (Cost $712,595)	3.522%	7,125,624	712,705
Total Investments (99.4%) (Cost $17,718,045)				17,094,140
Other Assets and Liabilities—Net (0.6%)				102,723
Net Assets (100%)				17,196,863
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, the aggregate value was $345,140,000, representing 2.0% of net assets.
4	Non-income-producing security—security in default.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2024.
6	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
7	Step bond.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
10	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
11	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
12	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
13	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
14	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
15	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
16	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

See accompanying Notes, which are an integral part of the Financial Statements.
60

Long-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of April 30, 2024
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $17,005,450)	16,381,435
Affiliated Issuers (Cost $712,595)	712,705
Total Investments in Securities	17,094,140
Investment in Vanguard	516
Receivables for Investment Securities Sold	11,692
Receivables for Accrued Income	212,095
Receivables for Capital Shares Issued	12,479
Other Assets	206
Total Assets	17,331,128
Liabilities
Due to Custodian	50
Payables for Investment Securities Purchased	94,627
Payables for Capital Shares Redeemed	22,235
Payables for Distributions	16,693
Payables to Vanguard	660
Total Liabilities	134,265
Net Assets	17,196,863
At April 30, 2024, net assets consisted of:

Paid-in Capital	18,161,992
Total Distributable Earnings (Loss)	(965,129)
Net Assets	17,196,863

Investor Shares—Net Assets
Applicable to 71,510,692 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	766,773
Net Asset Value Per Share—Investor Shares	$10.72

Admiral Shares—Net Assets
Applicable to 1,532,300,135 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	16,430,090
Net Asset Value Per Share—Admiral Shares	$10.72

See accompanying Notes, which are an integral part of the Financial Statements.
61

Long-Term Tax-Exempt Fund
Statement of Operations

Six Months Ended April 30, 2024
($000)
Investment Income
Income
Interest[1]	292,873
Total Income	292,873
Expenses
The Vanguard Group—Note B
Investment Advisory Services	769
Management and Administrative— Investor Shares	572
Management and Administrative— Admiral Shares	5,865
Marketing and Distribution— Investor Shares	27
Marketing and Distribution— Admiral Shares	431
Custodian Fees	35
Shareholders’ Reports—Investor Shares	10
Shareholders’ Reports—Admiral Shares	47
Trustees’ Fees and Expenses	6
Other Expenses	54
Total Expenses	7,816
Expenses Paid Indirectly	(35)
Net Expenses	7,781
Net Investment Income	285,092
Realized Net Gain (Loss)
Investment Securities Sold[1]	(6,454)
Futures Contracts	362
Realized Net Gain (Loss)	(6,092)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	1,088,223
Futures Contracts	(497)
Change in Unrealized Appreciation (Depreciation)	1,087,726
Net Increase (Decrease) in Net Assets Resulting from Operations	1,366,726
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $12,977,000, ($14,000), $2,000, and $22,000, respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Six Months Ended April 30, 2024	Year Ended October 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	285,092	479,407
Realized Net Gain (Loss)	(6,092)	(202,800)
Change in Unrealized Appreciation (Depreciation)	1,087,726	30,919
Net Increase (Decrease) in Net Assets Resulting from Operations	1,366,726	307,526
Distributions
Investor Shares	(12,759)	(22,880)
Admiral Shares	(271,684)	(452,587)
Total Distributions	(284,443)	(475,467)
Capital Share Transactions
Investor Shares	33,161	(20,483)
Admiral Shares	1,179,101	1,662,305
Net Increase (Decrease) from Capital Share Transactions	1,212,262	1,641,822
Total Increase (Decrease)	2,294,545	1,473,881
Net Assets
Beginning of Period	14,902,318	13,428,437
End of Period	17,196,863	14,902,318

See accompanying Notes, which are an integral part of the Financial Statements.
62

Long-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.98	$10.04	$12.10	$12.03	$11.95	$11.16
Investment Operations
Net Investment Income[1]	.180	.337	.306	.314	.344	.379
Net Realized and Unrealized Gain (Loss) on Investments	.740	(.063)	(1.997)	.126	.133	.796
Total from Investment Operations	.920	.274	(1.691)	.440	.477	1.175
Distributions
Dividends from Net Investment Income	(.180)	(.334)	(.305)	(.313)	(.345)	(.379)
Distributions from Realized Capital Gains	—	—	(.064)	(.057)	(.052)	(.006)
Total Distributions	(.180)	(.334)	(.369)	(.370)	(.397)	(.385)
Net Asset Value, End of Period	$10.72	$9.98	$10.04	$12.10	$12.03	$11.95
Total Return[2]	9.20%	2.59%	-14.26%	3.67%	4.06%	10.66%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$767	$682	$705	$945	$921	$977
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%[3]	0.17%[3]	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	3.35%	3.18%	2.73%	2.57%	2.89%	3.25%
Portfolio Turnover Rate	14%	29%	28%	14%	14%	16%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.

See accompanying Notes, which are an integral part of the Financial Statements.
63

Long-Term Tax-Exempt Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.98	$10.04	$12.10	$12.03	$11.95	$11.16
Investment Operations
Net Investment Income[1]	.185	.346	.315	.324	.356	.388
Net Realized and Unrealized Gain (Loss) on Investments	.739	(.063)	(1.997)	.126	.130	.796
Total from Investment Operations	.924	.283	(1.682)	.450	.486	1.184
Distributions
Dividends from Net Investment Income	(.184)	(.343)	(.314)	(.323)	(.354)	(.388)
Distributions from Realized Capital Gains	—	—	(.064)	(.057)	(.052)	(.006)
Total Distributions	(.184)	(.343)	(.378)	(.380)	(.406)	(.394)
Net Asset Value, End of Period	$10.72	$9.98	$10.04	$12.10	$12.03	$11.95
Total Return[2]	9.25%	2.67%	-14.19%	3.75%	4.14%	10.75%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,430	$14,220	$12,723	$16,191	$14,592	$12,826
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%[3]	0.09%[3]	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.43%	3.26%	2.81%	2.65%	2.96%	3.33%
Portfolio Turnover Rate	14%	29%	28%	14%	14%	16%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.

See accompanying Notes, which are an integral part of the Financial Statements.
64

Long-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2024, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at April 30, 2024.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the
65

Long-Term Tax-Exempt Fund
overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2024, the fund had contributed to Vanguard capital in the amount of $516,000, representing less than 0.01% of the fund’s net assets and 0.21% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2024, custodian fee offset arrangements reduced the fund’s expenses by $35,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
66

Long-Term Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments as of April 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	16,381,435	—	16,381,435
Temporary Cash Investments	712,705	—	—	712,705
Total	712,705	16,381,435	—	17,094,140
E.	As of April 30, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	17,722,031
Gross Unrealized Appreciation	139,342
Gross Unrealized Depreciation	(767,233)
Net Unrealized Appreciation (Depreciation)	(627,891)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2023, the fund had available capital losses totaling $335,807,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended April 30, 2024, the fund purchased $3,281,765,000 of investment securities and sold $2,275,532,000 of investment securities, other than temporary cash investments.
G.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	124,674	11,699	172,052	16,291
Issued in Lieu of Cash Distributions	10,877	1,001	19,094	1,806
Redeemed	(102,390)	(9,517)	(211,629)	(20,036)
Net Increase (Decrease)—Investor Shares	33,161	3,183	(20,483)	(1,939)
Admiral Shares
Issued	3,287,134	306,198	6,522,220	623,093
Issued in Lieu of Cash Distributions	176,220	16,221	293,279	27,746
Redeemed	(2,284,253)	(214,718)	(5,153,194)	(493,853)
Net Increase (Decrease)—Admiral Shares	1,179,101	107,701	1,662,305	156,986
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
67

Long-Term Tax-Exempt Fund
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to April 30, 2024, that would require recognition or disclosure in these financial statements.
68

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Long-Term Tax-Exempt Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the fund over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its respective peer group and that the fund’s advisory expenses were also below its peer-group averages.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
69

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Municipal Bond Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Long-Term Tax-Exempt Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2023, through December 31, 2023 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
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You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q432 062024

Semiannual Report   |   April 30, 2024
Vanguard High-Yield Tax-Exempt Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
About Your Fund’s Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangements	63
Liquidity Risk Management	64

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
Six Months Ended April 30, 2024
	Beginning Account Value 10/31/2023	Ending Account Value 4/30/2024	Expenses Paid During Period
Based on Actual Fund Return
High-Yield Tax-Exempt Fund
Investor Shares	$1,000.00	$1,104.80	$0.89
Admiral™ Shares	1,000.00	1,105.20	0.47
Based on Hypothetical 5% Yearly Return
High-Yield Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.02	$0.86
Admiral Shares	1,000.00	1,024.42	0.45
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.17% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).
1

High-Yield Tax-Exempt Fund
Fund Allocation
As of April 30, 2024
New York	12.0%
California	9.0
Pennsylvania	7.8
Illinois	7.1
Texas	6.9
Florida	5.6
Alabama	3.8
Georgia	3.7
New Jersey	3.5
Wisconsin	2.9
Ohio	2.8
Colorado	2.6
Puerto Rico	2.6
Michigan	1.9
Massachusetts	1.8
Kentucky	1.7
Virginia	1.7
District of Columbia	1.6
Missouri	1.5
Washington	1.4
Arizona	1.4
Maryland	1.4
South Carolina	1.3
Tennessee	1.2
Utah	1.2
Oregon	1.0
Other	10.6
The table reflects the fund’s investments, except for short-term investments.
2

High-Yield Tax-Exempt Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (94.4%)
Alabama (3.6%)
	Birmingham AL GO, Prere.	5.000%	9/1/25	3,010	3,067
	Birmingham AL GO, Prere.	5.000%	9/1/25	4,050	4,127
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	4.000%	12/1/26	17,815	17,796
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	2/1/29	35,105	37,057
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	4.000%	12/1/29	28,430	27,868
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	27,765	27,784
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	1,475	1,475
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6) PUT	4.000%	12/1/26	20,655	20,633
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/28	32,705	33,859
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/27	12,090	12,124
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/27	27,535	27,489
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	6/1/29	17,525	18,286
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	10/1/30	4,200	4,442
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	12/1/30	3,255	3,476
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.500%	6/1/32	5,395	5,818
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	9/1/32	22,305	23,878
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/46	5,000	4,470
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/51	6,165	5,359
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.500%	1/1/31	3,695	3,947
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.750%	11/1/31	13,050	14,205
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.250%	6/1/32	23,315	24,658
	Houston County Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	7,260	7,347
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	12,130	11,292
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/30	12,670	13,585
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	625	606
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	605	576
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	690	646
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	545	502
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/41	645	591
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/35	2,850	2,956
	Jefferson County AL Sewer Revenue	5.250%	10/1/49	22,165	23,303
	Jefferson County AL Sewer Revenue	5.500%	10/1/53	26,665	28,497
	Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/34	5,000	5,249
	Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/46	3,500	3,601
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	7,410	7,403
	Montgomery Educational Building Authority College & University Revenue	5.000%	10/1/36	2,820	2,832
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	5.000%	4/1/32	36,385	38,421
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	4.000%	6/1/24	1,385	1,385
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1) PUT	4.000%	10/1/28	10,950	10,839
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2) PUT	4.000%	12/1/31	6,925	6,777
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3) PUT	5.500%	12/1/29	3,470	3,674
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 4) PUT	5.000%	8/1/28	7,945	8,198
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 5) PUT	5.250%	7/1/29	37,035	38,879
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/30	1,655	1,740
[1]	Tuscaloosa County IDA Industrial Revenue (Hunt Refining Project)	4.500%	5/1/32	7,284	7,265
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	1,865	2,002
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	1,000	1,072
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	1,000	1,068
					552,124
Alaska (0.0%)
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/50	4,855	4,861
3

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
American Samoa (0.0%)
[1]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/38	3,000	2,917
[1]	American Samoa Economic Development Authority Income Tax Revenue	7.125%	9/1/38	3,000	3,228
					6,145
Arizona (1.3%)
	Arizona Board of Regents College and University Revenue	5.500%	7/1/48	2,100	2,328
[1]	Arizona IDA Charter School Aid Revenue	3.000%	12/15/31	595	528
	Arizona IDA Charter School Aid Revenue	5.000%	7/15/39	2,075	2,030
[1]	Arizona IDA Charter School Aid Revenue	5.000%	12/15/40	920	906
[1]	Arizona IDA Charter School Aid Revenue	4.000%	12/15/41	725	610
[1]	Arizona IDA Charter School Aid Revenue	5.000%	7/1/49	2,110	1,967
	Arizona IDA Charter School Aid Revenue	5.000%	7/15/49	1,675	1,529
[1]	Arizona IDA Charter School Aid Revenue	5.000%	7/15/50	2,365	2,150
[1]	Arizona IDA Charter School Aid Revenue	5.000%	12/15/50	1,500	1,406
[1]	Arizona IDA Charter School Aid Revenue	4.000%	12/15/51	1,275	969
[1]	Arizona IDA Charter School Aid Revenue	5.375%	7/1/53	1,000	975
[1]	Arizona IDA Charter School Aid Revenue	5.000%	7/1/54	2,500	2,299
[1]	Arizona IDA Charter School Aid Revenue	4.000%	7/15/56	475	351
[1]	Arizona IDA Charter School Aid Revenue	5.500%	7/1/58	1,100	1,085
[1]	Arizona IDA Charter School Aid Revenue (Cadence Campus Project)	4.000%	7/15/40	925	799
[1]	Arizona IDA Charter School Aid Revenue (Cadence Campus Project)	4.000%	7/15/50	2,000	1,570
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Projects)	4.000%	7/1/31	280	266
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Projects)	4.000%	7/1/41	405	337
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Projects)	4.000%	7/1/52	840	627
[1]	Arizona IDA Charter School Aid Revenue (Lone Mountain Campus Project)	5.000%	12/15/39	650	639
[1]	Arizona IDA Charter School Aid Revenue (Lone Mountain Campus Project)	5.000%	12/15/49	700	644
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/61	8,135	6,378
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	1,000	998
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	1,000	989
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	500	490
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/46	2,750	2,498
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/50	6,875	6,340
[2]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/49	1,375	1,407
[2]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/54	2,000	2,037
[2]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/58	1,500	1,528
	Arizona IDA Local or Guaranteed Housing Revenue (Hacienda Del Rio Project)	4.500%	6/1/41	5,000	4,983
[1,3]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/30	10,000	600
[1,3]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	7.750%	7/1/50	22,275	1,336
[1,3]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.000%	7/1/51	5,050	303
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	4.100%	6/15/28	7,500	7,484
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	5.000%	9/1/52	23,110	23,601
	Coconino County Pollution Control Corp. Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/26	330	326
	Glendale IDA Health, Hospital, Nursing Home Revenue (Terrace of Phoenix Project)	5.000%	7/1/33	250	250
	Glendale IDA Health, Hospital, Nursing Home Revenue (Terrace of Phoenix Project)	5.000%	7/1/38	750	721
	Glendale IDA Health, Hospital, Nursing Home Revenue (Terrace of Phoenix Project)	5.000%	7/1/48	2,430	2,139
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	4.000%	2/15/41	425	361
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	4.000%	2/15/46	345	278
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	4.000%	2/15/51	580	444
[1]	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/54	2,525	2,322
[1]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	4.000%	7/1/51	1,750	1,357
[1]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	4.000%	7/1/56	1,350	1,018
[1]	Maricopa County IDA College & University Revenue	5.000%	10/1/26	175	173
[1]	Maricopa County IDA College & University Revenue	5.125%	10/1/30	425	422
[1]	Maricopa County IDA College & University Revenue	5.250%	10/1/40	2,000	1,880
[1]	Maricopa County IDA College & University Revenue	5.500%	10/1/51	7,000	6,281
[4]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	1,365	1,468
[4]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	1,755	1,869
[4]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	1,010	1,070
[4]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	1,335	1,406
[4]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/45	2,200	2,293
[1]	Maricopa County IDA Industrial Revenue	4.000%	10/15/47	4,950	4,236
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/33	1,000	1,036
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/34	1,260	1,305
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/35	1,700	1,759
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/36	2,205	2,275
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/44	4,425	4,711
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/49	4,950	5,032
	Phoenix Civic Improvement Corp. Port, Airport & Marina Revenue	5.000%	7/1/28	3,775	4,015
4

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/41	3,000	2,536
[1]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/51	5,000	3,861
[1]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/51	1,640	1,267
[1]	Pima County IDA Charter School Aid Revenue	5.000%	6/15/52	2,150	1,977
[1]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/57	4,400	3,260
[1]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/57	700	519
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/45	4,000	4,064
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.250%	1/1/53	23,500	25,592
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/26	8,545	8,780
	Salt Verde Financial Corp. Natural Gas Revenue	5.000%	12/1/37	1,975	2,099
[1]	Sierra Vista IDA Charter School Aid Revenue	5.750%	6/15/58	8,525	8,542
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,500	1,446
	Yavapai County IDA Resource Recovery Revenue (Republic Services Inc. Project) PUT	2.200%	6/3/24	2,100	2,096
					201,473
Arkansas (0.7%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	5,045	5,032
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	3,090	3,072
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	1,425	1,418
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	975	960
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	1,000	985
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/44	6,080	5,809
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	6,025	6,212
	Arkansas Development Finance Authority Industrial Revenue	5.450%	9/1/52	8,500	8,594
[1]	Arkansas Development Finance Authority Industrial Revenue (Big River Steel Project)	4.500%	9/1/49	34,665	33,793
	Osceola AR Sewer Revenue PUT	5.500%	1/2/26	37,000	36,896
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.250%	3/1/53	4,000	4,253
					107,024
California (8.5%)
[5,6]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.450% coupon rate effective 10/1/37	0.000%	10/1/52	10,350	5,475
[5]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	4,030	4,161
[5]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	2,240	2,312
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	5,000	4,594
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/27	25,645	25,583
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/29	28,175	29,532
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/30	9,715	10,533
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	3/1/31	19,940	20,998
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	4/1/32	23,750	25,110
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/28	20,745	20,670
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/28	60,000	63,692
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	8/1/29	5,460	5,718
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.250%	4/1/30	19,920	21,197
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/31	31,405	31,029
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/43	1,190	1,211
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/43	4,865	4,376
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	8/1/46	5,450	4,481
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	8/1/47	13,000	10,307
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/50	23,430	16,326
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	19,750	15,455
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	5,235	3,435
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	5,000	3,465
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	15,500	13,765
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	3.000%	8/1/56	10,045	6,955
[1]	California Community Housing Agency Local or Guaranteed Housing Revenue	3.000%	2/1/57	2,000	1,321
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,910	1,808
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,125	1,065
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/49	665	676
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	0.000%	6/1/55	6,710	1,443
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/42	2,620	2,664
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	6,000	7,049
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/45	1,000	1,168
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	7,660	8,914
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/51	3,000	3,452
	California GO	5.000%	10/1/42	6,000	6,366
	California GO	3.000%	12/1/43	1,500	1,265
	California GO	3.000%	12/1/46	3,000	2,440
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/47	7,810	8,872
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/49	900	847
5

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/33	13,655	13,595
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	1/15/35	4,964	4,860
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/35	4,833	4,663
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/35	21,674	20,026
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/36	12,725	11,539
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.375%	9/20/36	3,180	3,051
[1]	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.125%	7/1/24	10,000	9,997
[7]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.470%	12/1/50	1,000	996
[1]	California Municipal Finance Authority Charter School Aid Revenue	5.000%	6/1/28	365	367
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/29	1,390	1,380
[1]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	2,050	1,960
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/46	2,810	2,055
[1]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	5,750	5,410
[1]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/49	3,875	3,426
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/51	7,550	6,505
[1]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/54	2,535	2,272
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/52	2,090	1,883
	California Municipal Finance Authority Port, Airport & Marina Revenue (Linxs APM Project)	5.000%	6/30/31	3,100	3,080
	California Municipal Finance Authority Port, Airport & Marina Revenue (Linxs APM Project)	5.000%	12/31/33	4,000	3,962
	California Municipal Finance Authority Port, Airport & Marina Revenue (Linxs APM Project)	4.000%	12/31/47	5,250	4,637
	California Municipal Finance Authority Port, Airport & Marina Revenue (Linxs APM Project)	5.000%	12/31/47	3,000	2,941
[1,4]	California Municipal Finance Authority Private Schools Revenue (Westside Neighbourhood School Project)	6.200%	6/15/54	1,650	1,699
[1,4]	California Municipal Finance Authority Private Schools Revenue (Westside Neighbourhood School Project)	6.375%	6/15/64	2,000	2,059
	California Municipal Finance Authority Resource Recover Revenue PUT	3.875%	3/1/34	16,500	16,372
	California Municipal Finance Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	2.400%	10/1/29	1,250	1,182
	California Municipal Finance Authority Resource Recovery Revenue PUT	4.250%	12/2/24	13,000	12,990
	California Municipal Finance Authority Resource Recovery Revenue PUT	4.125%	10/1/25	2,000	2,001
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.750%	9/1/53	1,850	1,899
[1]	California Pollution Control Financing Authority Resource Recover Revenue PUT	4.125%	8/15/24	21,000	20,959
[1]	California Pollution Control Financing Authority Water Revenue	5.000%	7/1/37	2,300	2,457
[1]	California Pollution Control Financing Authority Water Revenue	5.000%	7/1/38	2,000	2,124
[1]	California Pollution Control Financing Authority Water Revenue	5.000%	11/21/45	1,200	1,232
	California Pollution Control Financing Authority Water Revenue PUT	3.700%	9/1/28	1,250	1,237
[1]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	2.375%	11/15/28	3,465	3,369
[1]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/46	1,545	1,380
[1]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/51	1,110	960
[1]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/56	1,235	1,050
[5]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/49	6,805	1,849
[1]	California School Finance Authority Charter School Aid Revenue	5.125%	7/1/62	5,125	4,727
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	13,650	13,834
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/48	3,520	3,153
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/48	8,000	8,119
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/52	2,000	2,125
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.375%	8/15/57	8,000	8,545
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/58	20,000	20,367
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.250%	11/1/44	2,000	1,775
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.375%	11/1/49	9,200	8,033
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/39	2,550	2,581
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/49	5,425	5,410
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/52	1,775	1,762
	California Statewide Communities Development Authority Special Assessment Revenue	4.000%	9/2/51	1,985	1,597
[1]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	3.300%	4/1/51	9,950	7,069
[1]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	4.000%	4/1/56	5,000	3,693
[1]	CMFA Special Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/56	7,250	4,974
[1]	CMFA Special Finance Agency VII Local or Guaranteed Housing Revenue	4.000%	8/1/47	4,945	3,961
[1]	CMFA Special Finance Agency VII Local or Guaranteed Housing Revenue	3.000%	8/1/56	4,000	2,649
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.375%	7/1/43	1,000	811
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	7/1/45	4,750	3,564
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.200%	9/1/46	5,000	3,651
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	9/1/46	2,000	1,626
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.400%	10/1/46	5,000	3,957
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.500%	10/1/46	13,050	10,265
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	10/1/46	2,000	1,549
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.650%	12/1/46	9,925	7,550
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.450%	2/1/47	9,440	7,424
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.800%	3/1/47	4,875	3,588
6

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.350%	4/1/47	5,885	4,670
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	6/1/48	3,000	2,049
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	5.000%	1/1/54	8,500	6,735
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.125%	7/1/56	5,000	3,284
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	7/1/56	11,440	7,755
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.125%	8/1/56	11,920	8,607
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/56	21,450	17,852
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	10/1/56	8,500	6,446
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	2/1/57	1,000	682
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	2/1/57	5,000	3,589
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	3/1/57	4,500	3,018
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	4/1/57	1,500	1,054
[1]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	5/1/57	7,175	4,911
[5]	East Side Union High School District GO	3.000%	8/1/36	2,615	2,406
	Fairfield Community Facilities District Special Tax Revenue	5.000%	9/1/39	500	512
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	6.850%	1/15/42	1,000	1,184
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/43	10,036	9,724
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/51	9,000	9,304
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	0.000%	6/1/66	20,000	2,023
[8]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/27	10,000	9,004
[1]	Hastings Campus Housing Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/61	8,000	7,139
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/52	2,630	2,293
[5]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/42	1,000	1,055
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	1,550	1,586
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	1,070	1,095
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	1,270	1,395
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/35	700	703
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	1,820	1,861
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	3,665	3,940
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/36	800	795
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	1,665	1,789
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/37	850	840
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	4,735	5,046
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/38	3,565	3,522
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	1,650	1,621
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/41	1,000	980
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/46	12,000	12,404
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.500%	5/15/47	18,000	19,493
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/48	2,795	2,870
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/49	7,335	6,817
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/51	5,695	5,233
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/51	4,035	4,140
	Los Angeles Department of Airports Port, Airport & Marina Revenue AMT	5.000%	5/15/34	1,840	2,007
	Los Angeles Department of Airports Port, Airport & Marina Revenue AMT	4.000%	5/15/46	9,860	9,257
	Los Angeles Department of Airports Port, Airport & Marina Revenue AMT, Prere.	4.000%	11/15/31	140	144
	Los Angeles Department of Airports Port, Airport & Marina Revenue AMT, Prere.	5.000%	11/15/31	105	115
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	17,280	18,171
	Los Angeles Regional Airports Improvement Corp. Port, Airport & Marina Revenue	5.000%	1/1/32	5	5
[7]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	3.910%	7/1/37	1,000	1,000
[7]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	3.910%	7/1/37	1,500	1,500
[7]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	3.910%	7/1/47	1,500	1,500
	Modesto Elementary School District/Stanislaus County GO	3.000%	8/1/46	2,270	1,777
	Modesto Elementary School District/Stanislaus County GO	3.000%	8/1/50	2,755	2,065
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/31	2,055	2,117
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/33	1,500	1,545
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/34	1,500	1,544
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/35	2,520	2,593
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/36	2,230	2,290
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/37	2,515	2,573
	Northern California Energy Authority Natural Gas Revenue PUT	5.000%	8/1/30	15,515	16,424
	Northern California Tobacco Securitization Authority Tobacco Settlement Funded Revenue	4.000%	6/1/49	2,500	2,293
	Northern California Tobacco Securitization Authority Tobacco Settlement Funded Revenue	4.000%	6/1/49	770	767
[5]	Oakland Unified School District/Alameda County GO	3.000%	8/1/40	4,000	3,298
[5]	Ontario International Airport Authority Port, Airport & Marina Revenue	5.000%	5/15/33	1,000	1,090
[5]	Ontario International Airport Authority Port, Airport & Marina Revenue	5.000%	5/15/34	1,000	1,088
[5]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/35	640	647
7

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/36	525	527
[5]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/37	500	497
[5]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/38	500	494
[5]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/39	565	557
[5]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/40	685	668
[9]	Palomar Health GO	0.000%	8/1/33	8,805	6,075
	Palomar Health GO	4.000%	8/1/35	4,000	3,889
[9]	Palomar Health GO	7.000%	8/1/38	10,740	12,206
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	4,605	4,517
[2]	Paramount Unified School District GO	3.000%	8/1/50	2,000	1,477
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/42	10,000	4,479
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/43	6,500	2,754
[2]	Sacramento CA City Unified School District GO	5.500%	8/1/47	1,845	2,011
[2]	Sacramento CA City Unified School District GO	5.500%	8/1/52	5,540	5,999
	Sacramento CA Special Tax Revenue	4.000%	9/1/41	1,285	1,176
	Sacramento CA Special Tax Revenue	4.000%	9/1/46	2,905	2,524
	Sacramento CA Special Tax Revenue	4.000%	9/1/50	1,600	1,342
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/31	2,000	2,093
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	5,675	5,932
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	6,000	6,239
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	4,595	4,681
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/35	5,000	4,978
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,058
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.250%	7/1/37	4,500	4,991
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.250%	7/1/38	3,500	3,851
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/49	2,500	2,539
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/51	8,435	7,663
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/51	5,000	5,117
[2]	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/56	11,310	10,189
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/56	5,000	5,098
	San Diego Tobacco Settlement Funding Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/32	685	684
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/35	5,000	5,298
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/35	4,105	4,457
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	10,000	10,552
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	6,000	6,478
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/37	10,000	10,579
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/38	7,335	7,714
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/39	2,725	2,662
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/40	1,400	1,353
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/44	18,760	19,266
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/45	3,000	3,071
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/49	10,000	9,209
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/49	19,010	19,370
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/50	3,115	2,850
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/50	12,490	12,704
[1]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	0.000%	8/1/26	3,000	2,700
[1]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	0.000%	8/1/31	6,000	4,234
[1]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	0.000%	8/1/43	9,000	3,480
[2]	San Francisco Community College District GO	3.000%	6/15/45	5,000	3,994
	San Francisco Unified School District GO	3.000%	6/15/37	14,205	12,870
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/34	1,000	1,042
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/35	1,730	1,797
[5]	Sanger Unified School District COP (Capital Projects)	5.000%	6/1/45	5,500	5,773
	Southern California Tobacco Securitization Authority Tobacco Settlement Funded Revenue	5.000%	6/1/48	2,500	2,578
8

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	0.000%	6/1/60	35,150	5,692
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	0.000%	6/1/46	3,500	677
	University of California College & University Revenue	5.250%	5/15/58	8,000	8,396
	University of California College & University Revenue (Limited Project)	3.000%	5/15/51	1,500	1,140
	University of California College & University Revenue (Limited Project)	5.000%	5/15/58	10,185	10,579
[5]	Val Verde Unified School District GO	3.000%	8/1/47	1,730	1,291
	Washington Township Health Care District GO	5.500%	8/1/53	750	827
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	2,800	2,623
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,415	1,294
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.125%	7/1/47	5,000	4,140
					1,305,744
Colorado (2.5%)
	Aurora Highlands Community Authority Board Ad Valorem Property Tax Revenue	5.750%	12/1/51	15,000	13,437
	Baseline Metropolitan District No. 1 GO	5.000%	12/1/42	555	513
	Baseline Metropolitan District No. 1 GO	5.000%	12/1/51	1,000	886
	Baseline Metropolitan District No. 1 GO	7.500%	12/15/51	2,190	1,991
	Bradburn Metropolitan District No. 2 GO	4.000%	12/1/28	500	479
	Bradburn Metropolitan District No. 2 GO	5.000%	12/1/38	600	583
	Bradburn Metropolitan District No. 2 GO	5.000%	12/1/47	1,200	1,120
[1]	Broadway Park North Metropolitan District No. 2 GO	5.000%	12/1/40	1,100	1,033
[2]	Castle Oaks Metropolitan District GO	4.000%	12/1/40	2,000	1,961
	Centerra Metropolitan District No. 1 GO	4.000%	12/1/29	1,120	1,053
[1]	Centerra Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/29	15,573	15,386
	City & County of Denver CO Airport System Port, Airport & Marina Revenue	5.000%	11/15/47	3,955	4,107
	Clear Creek Transit Metropolitan District No. 2 GO	4.000%	12/1/31	525	480
	Clear Creek Transit Metropolitan District No. 2 GO	5.000%	12/1/41	580	510
	Clear Creek Transit Metropolitan District No. 2 GO	7.900%	12/15/50	1,125	1,014
	Colorado COP	6.000%	12/15/40	5,000	5,902
	Colorado COP	6.000%	12/15/41	3,570	4,197
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Regis University Project)	5.000%	10/1/26	2,390	2,375
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Regis University Project)	5.000%	10/1/27	2,515	2,499
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.125%	5/15/28	2,750	2,604
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.625%	5/15/29	3,000	2,790
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	1,400	1,406
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	1,500	1,469
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	6,275	6,055
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	4,035	4,212
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	3,855	4,249
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/44	3,205	3,008
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	12,000	12,331
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/49	13,680	12,424
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/58	3,000	1,851
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/41	1,125	981
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/48	1,100	885
	Colorado School of Mines College & University Revenue	5.250%	12/1/53	12,000	12,922
[5]	Colorado Science and Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/54	1,000	1,050
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.250%	11/15/53	2,000	2,179
	Copperleaf Metropolitan District No. 4 GO	5.000%	12/1/39	775	745
	Copperleaf Metropolitan District No. 4 GO	5.000%	12/1/49	1,500	1,356
	Cottonwood Highlands Metropolitan District No. 1 GO	5.000%	12/1/49	899	833
	Denver City & County CO Airport System Port, Airport & Marina Revenue	5.750%	11/15/39	4,000	4,561
	Denver City & County CO Airport System Port, Airport & Marina Revenue	5.750%	11/15/41	1,325	1,495
	Denver City & County CO Airport System Port, Airport & Marina Revenue	5.000%	11/15/42	2,000	2,115
	Denver City & County CO Airport System Port, Airport & Marina Revenue	4.000%	12/1/43	10,000	9,375
	Denver City & County CO Airport System Port, Airport & Marina Revenue	5.750%	11/15/45	8,750	9,743
	Denver City & County CO Airport System Port, Airport & Marina Revenue	4.000%	12/1/48	32,850	29,694
	Denver City & County CO Airport System Port, Airport & Marina Revenue	5.250%	12/1/48	20,500	20,976
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/29	3,250	3,463
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/30	3,250	3,501
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	12/1/33	23,600	23,408
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/35	2,085	2,184
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/37	700	794
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/38	1,000	1,127
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/39	1,250	1,405
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/40	750	837
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/41	1,000	1,111
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/42	4,125	4,533
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/42	1,000	1,107
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/43	1,060	1,168
9

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.125%	11/15/53	7,500	6,925
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/53	10,250	11,043
[1]	DIATC Metropolitan District GO	5.000%	12/1/39	2,735	2,633
[1]	DIATC Metropolitan District GO	5.000%	12/1/49	3,500	3,225
[10]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	11,000	9,096
[10]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/30	10,045	8,005
[7]	E-470 Public Highway Authority Highway Revenue, 67% of SOFR + 0.350%	3.914%	9/1/39	700	699
	Eagle Brook Meadows Metropolitan District No. 3 GO	5.000%	12/1/51	3,000	2,576
	Erie Commons Metropolitan District No. 2 GO	6.950%	12/15/54	3,100	2,850
	Four Corners Business Improvement District GO	6.000%	12/1/52	2,000	1,833
	Green Valley Ranch East Metropolitan District No. 6 GO	5.875%	12/1/50	3,550	3,466
	Hess Ranch Metropolitan District No. 5 Special Assessment Revenue	6.000%	12/1/43	1,500	1,477
[1]	Horizon Metropolitan District No. 2 GO	4.500%	12/1/51	3,860	2,702
	Meridian Ranch Metropolitan District GO	6.750%	12/1/52	3,425	3,423
[5]	Midcities Metropolitan District No. 2 Ad Valorem Property Tax Revenue	4.000%	12/1/46	4,251	3,977
	Morgan Hill Metropolitan District No. 3 GO	4.000%	12/1/51	2,900	2,204
	Morgan Hill Metropolitan District No. 3 GO	6.375%	12/15/51	1,465	1,343
	Prairie Center Metropolitan District No. 3 GO	5.875%	12/15/46	2,150	2,256
[1]	Prairie Center Metropolitan District No. 3 Miscellaneous Revenue	4.125%	12/15/27	1,330	1,316
	Pronghorn Valley Metropolitan District GO	3.750%	12/1/41	515	402
	Pronghorn Valley Metropolitan District GO	4.000%	12/1/51	650	486
[1]	Pueblo Urban Renewal Authority Tax Allocation Revenue (Evraz Project)	0.000%	12/1/25	800	716
[1]	Pueblo Urban Renewal Authority Tax Allocation Revenue (Evraz Project)	4.750%	12/1/45	8,860	5,901
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/34	1,590	1,618
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/35	490	496
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/36	4,715	4,752
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/38	400	395
	Reunion Metropolitan District Water Revenue	3.625%	12/1/44	6,219	4,612
	Southglenn Metropolitan District GO	3.500%	12/1/26	4,000	3,842
	Southlands Metropolitan District No. 1 GO	5.000%	12/1/37	1,615	1,607
	Southlands Metropolitan District No. 1 GO	5.000%	12/1/47	5,675	5,414
	Southlands Metropolitan District No. 1 GO	5.000%	12/1/47	325	310
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	4.250%	12/1/50	1,650	1,381
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	7.125%	12/15/50	734	717
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	8.375%	12/15/54	1,472	1,470
	Sterling Ranch Community Authority Board Special Assessment Revenue	5.625%	12/1/43	2,500	2,534
[5]	Vauxmont Metropolitan District GO	5.000%	12/1/50	1,500	1,545
[5]	Vauxmont Metropolitan District GO	3.250%	12/15/50	5,825	4,593
	Village at Dry Creek Metropolitan District No. 2 GO	4.375%	12/1/44	1,868	1,740
	Waterview II Metropolitan District GO	5.000%	12/1/51	2,500	2,131
[1]	West Meadow Metropolitan District GO	6.000%	12/1/38	1,000	1,022
[1]	West Meadow Metropolitan District GO	6.500%	12/1/50	2,750	2,823
	Westerly Metropolitan District No. 4 GO	5.000%	12/1/40	750	664
	Westerly Metropolitan District No. 4 GO	5.000%	12/1/50	1,500	1,258
[6]	Westerly Metropolitan District No. 4 GO, 5.200% coupon rate effective 12/1/26	0.000%	12/1/50	1,000	698
[5]	Westminster Public Schools COP	5.000%	12/1/43	2,450	2,546
					382,195
Connecticut (0.7%)
	Connecticut GO	3.000%	1/15/34	1,000	937
	Connecticut GO	3.000%	1/15/36	1,050	963
	Connecticut GO	3.000%	1/15/37	1,045	936
	Connecticut GO	3.000%	1/15/38	2,070	1,812
	Connecticut GO	3.000%	1/15/39	2,400	2,060
	Connecticut GO	3.000%	1/15/40	4,815	4,057
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/50	1,410	1,362
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	11/15/54	1,655	1,785
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/38	4,000	4,185
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/34	2,345	2,402
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/35	1,650	1,688
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/36	1,725	1,760
	Connecticut State Health & Educational Facilities Authority College & University Revenue	4.000%	7/1/44	3,500	2,670
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.250%	7/1/53	5,060	5,297
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.375%	7/12/24	4,000	3,961
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	2,235	2,105
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	2,000	1,931
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	2,750	2,622
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,500	1,406
[1]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,000	941
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,925	1,784
10

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	2,250	2,064
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,255	1,152
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/42	3,810	3,459
[1]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	1,625	1,464
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	5,750	5,298
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	3,000	2,594
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	7/15/48	4,300	4,566
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	8,090	6,926
[1]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/50	2,000	1,723
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	7/15/53	3,650	3,487
[1]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/53	3,460	2,803
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Hartford Healthcare Project)	4.000%	7/1/40	3,225	3,052
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Hartford Healthcare Project)	4.000%	7/1/51	4,250	3,775
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/1/25	3,500	3,513
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	4.000%	7/1/45	4,500	4,305
	Hamden CT Health, Hospital, Nursing Home Revenue (Whitney Center Project)	5.000%	1/1/30	1,175	1,171
	Hamden CT Health, Hospital, Nursing Home Revenue (Whitney Center Project)	5.000%	1/1/50	6,065	5,240
[1]	Steel Point Infrastructure Improvement District Tax Allocation Revenue (Steelpointe Harbor Project)	4.000%	4/1/41	575	487
[1]	Steel Point Infrastructure Improvement District Tax Allocation Revenue (Steelpointe Harbor Project)	4.000%	4/1/51	1,655	1,300
	University of Connecticut College & University Revenue	5.500%	11/15/53	4,000	4,457
					109,500
Delaware (0.1%)
[1]	Affordable Housing Opportunities Trust Revenue	3.528%	5/1/39	9,975	8,055
[1,4]	Bridgeville DE Special Obligation Revenue	5.250%	7/1/44	875	902
[1,4]	Bridgeville DE Special Obligation Revenue	5.625%	7/1/53	1,000	1,036
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/37	5,000	4,446
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/39	150	164
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/40	165	179
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/41	180	194
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/42	175	188
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	1,295	1,217
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	430	404
[1]	Millsboro DE Special Obligation Revenue	5.125%	7/1/38	3,000	2,916
					19,701
District of Columbia (1.5%)
[1]	District of Columbia Charter School Aid Revenue	5.000%	6/1/29	500	505
[1]	District of Columbia Charter School Aid Revenue	5.000%	6/1/39	1,420	1,397
	District of Columbia Charter School Aid Revenue	5.000%	7/1/39	800	815
	District of Columbia Charter School Aid Revenue	5.625%	6/1/44	500	506
[1]	District of Columbia Charter School Aid Revenue	5.000%	6/1/49	3,080	2,832
	District of Columbia Charter School Aid Revenue	5.000%	7/1/49	1,275	1,269
	District of Columbia Charter School Aid Revenue	5.000%	6/1/50	5,000	4,655
[1]	District of Columbia Charter School Aid Revenue	5.000%	6/1/51	1,500	1,365
	District of Columbia Charter School Aid Revenue	5.750%	6/1/54	1,000	1,002
[1]	District of Columbia Charter School Aid Revenue	5.000%	6/1/56	3,255	2,877
	District of Columbia Charter School Aid Revenue	6.000%	6/1/58	1,000	1,014
[1]	District of Columbia Charter School Aid Revenue	5.000%	6/1/61	1,100	959
	District of Columbia College & University Revenue	5.000%	10/1/30	5,165	5,165
	District of Columbia College & University Revenue	5.000%	10/1/45	14,760	14,015
	District of Columbia College & University Revenue	5.000%	4/1/51	1,750	1,794
	District of Columbia GO	5.250%	1/1/48	6,625	7,242
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/31	6,035	6,165
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	3,445	3,519
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/34	1,000	1,021
	District of Columbia Health, Hospital, Nursing Home Revenue	5.125%	1/1/35	4,685	4,178
	District of Columbia Health, Hospital, Nursing Home Revenue	5.250%	1/1/39	4,060	3,529
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	4.125%	7/1/27	695	684
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/32	1,000	1,006
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/37	890	881
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/42	1,000	950
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/52	3,615	3,207
	District of Columbia Income Tax Revenue	5.250%	5/1/48	10,000	10,960
[1,6]	District of Columbia Tax Allocation Revenue (Union Market Infrastructure Project), 3.750% coupon rate effective 12/1/25	0.000%	6/1/31	2,162	1,750
[1,6]	District of Columbia Tax Allocation Revenue (Union Market Infrastructure Project), 4.250% coupon rate effective 12/1/25	0.000%	6/1/46	4,835	3,224
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/52	7,870	8,062
11

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/37	2,700	2,668
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/38	2,625	2,593
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/39	3,400	3,339
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/40	3,000	2,909
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/41	950	920
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/51	8,180	7,488
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue AMT	5.000%	10/1/34	2,000	2,077
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue AMT	4.000%	10/1/35	3,750	3,758
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue AMT	5.000%	10/1/35	2,865	2,970
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue AMT	5.000%	10/1/36	3,000	3,140
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue AMT	5.000%	10/1/36	2,175	2,372
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue AMT	4.000%	10/1/37	3,345	3,305
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue AMT	5.000%	10/1/37	2,335	2,524
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue AMT	5.000%	10/1/38	2,995	3,136
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue AMT	5.000%	10/1/38	1,860	1,997
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue AMT	5.000%	10/1/39	1,025	1,071
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue AMT	5.250%	10/1/39	1,775	1,947
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue AMT	5.250%	10/1/40	2,575	2,803
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/49	25,425	23,145
[5]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/52	13,650	12,852
[5]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	5,780	5,360
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	35,325	31,703
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/40	5,000	4,183
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.250%	7/15/53	4,905	5,301
					230,109
Florida (5.3%)
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	500	483
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/52	7,170	6,393
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/52	7,500	7,737
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/28	2,330	2,448
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/28	1,980	2,080
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/29	1,600	1,702
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/29	2,725	2,899
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/35	3,510	3,719
	Broward County FL Port Facilities Port, Airport & Marina Revenue	4.000%	9/1/49	15,320	13,709
	Broward County FL Port Facilities Port, Airport & Marina Revenue	5.500%	9/1/52	1,000	1,061
	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	4/1/26	1,000	987
	Capital FL Projects Finance Authority Local or Guaranteed Housing Revenue	5.000%	11/1/53	3,125	3,016
	Capital FL Projects Finance Authority Local or Guaranteed Housing Revenue	5.000%	11/1/58	5,000	4,762
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/32	2,250	2,294
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/34	3,320	3,364
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	6/15/29	1,900	1,811
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/36	3,405	3,408
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/39	6,610	6,330
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/39	640	609
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	7/1/41	710	586
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/46	4,830	4,499
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/49	6,035	5,526
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/49	1,255	1,117
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	7/1/51	1,725	1,288
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/54	1,075	939
	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	8/1/55	1,000	903
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	6/15/56	4,235	3,119
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	7/1/56	695	503
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	7/1/56	24,135	22,050
[1]	Capital Trust Agency Inc. Charter School Aid Revenue	0.000%	7/1/61	40,000	2,491
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Florida Charter Educational Foundation Inc. Project)	5.375%	6/15/38	2,210	2,165
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Florida Charter Educational Foundation Inc. Project)	5.375%	6/15/48	2,070	1,926
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/40	1,220	1,120
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/50	9,300	7,917
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/55	6,895	5,729
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (WFCS Portfolio Projects)	5.000%	1/1/56	3,065	2,454
[1]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,765	1,453
[1]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	5,300	3,865
[1,3]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	7.500%	6/1/48	2,175	218
[1,3]	Capital Trust Agency Inc. Local or Guaranteed Housing Revenue	7.000%	7/1/52	600	111
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/33	9,500	9,567
	Crosswinds East Community Development District Special Assessment Revenue (Assessment Area One Project)	5.750%	5/1/54	1,000	994
12

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/45	12,925	11,417
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	1,325	1,134
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/38	1,015	1,008
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/39	1,050	1,031
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/40	1,050	992
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/41	1,170	1,089
[1]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/36	625	541
[1]	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	9/15/40	1,000	927
[1]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/41	765	614
[1]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/46	930	694
[1]	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	9/15/50	7,950	6,893
[1]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/56	4,275	2,957
	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	7/1/57	680	624
[1]	Florida Development Finance Corp. Charter School Aid Revenue (Renaissance Charter School Inc. Project)	6.000%	6/15/35	1,000	1,011
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/35	325	309
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/45	600	496
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/55	1,100	836
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	5.000%	2/1/57	575	528
	Florida Development Finance Corp. Charter School Aid Revenue (UCP Charter Schools Project)	5.000%	6/1/40	850	784
[1]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/51	6,400	5,233
[1]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	6/1/55	4,000	3,237
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.250%	8/1/55	6,515	6,731
[4]	Florida Development Finance Corp. Transit Revenue	5.000%	7/1/38	25,000	25,854
[4]	Florida Development Finance Corp. Transit Revenue	5.000%	7/1/41	30,000	30,727
[4]	Florida Development Finance Corp. Transit Revenue	5.250%	7/1/47	12,500	12,863
[1]	Florida Development Finance Corp. Transit Revenue	7.375%	1/1/49	10,500	11,235
[4]	Florida Development Finance Corp. Transit Revenue	5.500%	7/1/53	15,000	15,534
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	4/1/30	1,325	1,358
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/42	9,855	9,890
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	3.000%	12/1/48	10,000	7,425
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/39	2,320	1,773
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	2,500	2,528
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/26	3,700	3,796
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/28	6,335	6,556
	Fort Lauderdale FL Water & Sewer Water Revenue	5.500%	9/1/53	12,420	13,773
	Fort Lauderdale FL Water & Sewer Water Revenue (Enabling Works Project)	5.500%	9/1/48	10,340	11,536
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/34	1,500	1,637
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/37	1,250	1,235
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/38	1,025	1,012
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/42	8,000	8,142
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/52	10,000	9,094
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	1,000	1,013
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	3,850	3,901
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/36	3,475	3,439
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/37	3,075	3,039
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/38	4,350	4,296
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/45	9,280	8,439
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/50	19,365	16,905
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/37	2,950	2,964
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	1,000	1,000
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	2,000	2,001
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	2,500	2,514
	JEA Water & Sewer System Water Revenue	5.500%	10/1/54	5,000	5,553
[1]	Lake County FL Charter School Aid Revenue	5.000%	1/15/29	265	266
[1]	Lake County FL Charter School Aid Revenue	5.000%	1/15/39	1,255	1,216
[1]	Lake County FL Charter School Aid Revenue	5.000%	1/15/49	825	753
[1]	Lake County FL Charter School Aid Revenue	5.000%	1/15/54	825	735
	Lee County FL IDA Health, Hospital, Nursing Home Revenue (Cypress Cove at Healthpark Florida Inc. Project)	5.250%	10/1/52	1,000	849
	Lee County FL Solid Waste System Resource Recovery Revenue	5.000%	10/1/26	1,465	1,483
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	5,000	5,245
	Manatee County FL Appropriations Revenue	5.500%	10/1/53	11,870	13,212
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/46	7,000	6,421
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/51	5,000	4,425
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/32	9,990	10,010
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/34	1,500	1,537
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/36	3,025	3,044
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/40	7,575	7,715
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/49	5,000	5,051
13

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/31	5,000	3,850
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/44	3,250	1,236
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/36	1,000	889
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/46	2,930	2,737
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	5,325	4,888
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/35	7,970	7,661
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/40	5,805	5,468
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/48	11,265	10,280
[7]	Miami-Dade County IDA Resource Recovery Revenue, SIFMA Municipal Swap Index Yield + 0.375%	4.145%	11/1/33	10,000	9,986
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	5.250%	10/1/52	17,080	17,893
[5]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/39	7,220	7,012
[5]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/40	5,000	4,819
[5]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/41	4,500	4,313
[5]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/45	4,135	3,823
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/35	1,780	1,797
	North AR-1 Pasco Community Development District Special Assessment Revenue	6.000%	5/1/54	1,000	996
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/37	2,295	2,245
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/42	2,795	2,608
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/52	14,520	13,404
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/53	8,000	8,314
[6]	Osceola County Expressway Authority Highway Revenue, 6.250% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	7,540	8,803
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/35	1,500	882
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/39	2,745	1,251
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/40	2,850	1,223
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/41	1,000	404
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/44	3,250	3,332
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/49	3,250	3,305
	Osceola County FL Transportation Highway Revenue	4.000%	10/1/54	5,000	4,342
	Palm Beach County Educational Facilities Authority College and University Revenue	5.250%	10/1/48	1,800	1,876
	Palm Beach County Educational Facilities Authority College and University Revenue	5.250%	10/1/53	1,350	1,394
[1]	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	11.500%	7/1/27	6,000	7,090
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	2,110	2,047
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	1,000	966
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	630	551
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/49	9,410	8,415
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	6/1/56	4,630	3,607
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/47	1,000	1,000
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/52	1,425	1,405
[1]	Pasco County FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	10,000	10,820
[5]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/44	3,775	4,148
[5]	Pasco FL Intergovernmental Agreement Revenue	5.750%	9/1/54	10,675	11,807
[1]	Pinellas County Educational Facilities Authority Charter School Aid Revenue	5.000%	12/15/38	1,345	1,337
[1]	Pinellas County Educational Facilities Authority Charter School Aid Revenue	4.000%	6/1/46	1,685	1,259
[1]	Pinellas County Educational Facilities Authority Charter School Aid Revenue	5.000%	6/1/56	2,605	2,178
	Pinellas County IDA Miscellaneous Revenue	5.000%	7/1/29	4,065	4,133
	Pinellas County IDA Miscellaneous Revenue	5.000%	7/1/39	280	280
[1]	Polk County IDA Industrial Revenue	5.875%	1/1/33	3,750	3,581
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/25	1,145	1,148
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/26	2,100	2,114
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/27	2,000	2,018
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/28	2,310	2,328
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/29	1,400	1,409
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/30	1,000	1,005
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/32	1,100	1,103
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	7,500	7,653
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue (Sarasota Memorial Hospital Project)	4.000%	7/1/52	6,405	5,881
	Seminole County FL Special Obligation Revenue	5.000%	10/1/52	7,315	7,688
[1]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/51	1,660	1,267
[1]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/56	955	707
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.500%	11/15/49	11,155	9,409
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.750%	11/15/54	6,145	5,236
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	3.000%	5/1/44	5,605	4,389
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	4.000%	5/1/48	10,000	9,410
	Tampa FL Appropriations Revenue	2.000%	10/1/46	2,330	1,386
	Tampa FL Appropriations Revenue	2.250%	10/1/51	10,000	5,786
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	4.000%	7/1/45	7,680	7,185
14

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/45	1,195	409
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/27	2,800	2,912
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/54	4,575	4,809
	USF Financing Corp. COP	5.000%	7/1/29	5,475	5,578
	USF Financing Corp. COP	5.000%	7/1/33	4,005	4,068
	Village Community Development District No. 13 Special Assessment Revenue	5.500%	5/1/53	2,925	3,022
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/42	1,500	1,540
	Westside Haines City Community Development District Special Assessment Revenue (Assessment Area Two Project)	6.000%	5/1/54	2,000	1,986
	Westview South Community Development District Special Assessment Revenue (Assessment Area One -2023 Project)	5.375%	5/1/43	1,815	1,821
	Westview South Community Development District Special Assessment Revenue (Assessment Area One -2023 Project)	5.600%	5/1/53	2,725	2,735
					803,089
Georgia (3.5%)
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/44	5,250	5,450
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/39	4,500	4,853
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/40	3,735	4,001
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.250%	7/1/41	7,000	7,632
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.250%	7/1/42	8,290	8,977
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/33	4,100	4,128
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/39	1,000	982
	Augusta Development Authority Health, Hospital, Nursing Home Revenue (Wealthstar Health System Inc. Project)	5.125%	4/1/53	12,500	13,030
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/34	810	856
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/36	1,775	1,870
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/37	1,945	2,038
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/38	985	1,027
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	200	209
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	445	466
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	490	513
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	245	257
	Burke County Development Authority Electric Power & Light Revenue PUT	3.375%	3/12/27	1,000	986
	Cedartown Polk County Hospital Authority Health, Hospital, Nursing Home Revenue RAN, Prere.	5.000%	7/1/26	5,320	5,476
	Cedartown Polk County Hospital Authority Health, Hospital, Nursing Home Revenue RAN, Prere.	5.000%	7/1/26	5,000	5,168
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/34	400	405
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/35	400	405
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	400	403
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	1,450	1,543
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/50	3,250	3,325
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/52	15,875	14,500
[5]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/52	17,975	16,989
	Columbia County GA Hospital Authority Health, Hospital, Nursing Home Revenue	5.125%	4/1/53	6,000	6,254
	Columbia County GA Hospital Authority Health, Hospital, Nursing Home Revenue	5.750%	4/1/53	6,020	6,665
	Crisp County Hospital Authority Health, Hospital, Nursing Home Revenue (Crisp Regional Hospital Project)	4.000%	7/1/51	2,535	2,295
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	4.000%	7/1/37	1,140	1,129
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	4.000%	7/1/38	1,350	1,318
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/39	1,030	1,061
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (1086 On Montreal Project)	4.000%	3/1/34	4,730	4,578
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (Park at 500 Project)	4.000%	3/1/34	7,395	7,157
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (WellStar Health System Inc. Project)	4.000%	4/1/50	7,500	6,898
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	4,050	4,042
[1]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	5.000%	4/1/47	5,000	4,315
[1]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/51	3,540	2,512
[1]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	5.000%	4/1/54	3,000	2,492
[1]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/56	11,070	7,609
	George L Smith II Congress Center Authority Industrial Revenue	4.000%	1/1/54	5,000	4,257
[1]	George L Smith II Congress Center Authority Industrial Revenue	5.000%	1/1/54	5,750	5,108
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/39	2,255	2,326
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/28	520	533
[5]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/48	1,490	1,550
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/49	19,555	19,764
15

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	5,975	6,028
[5]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/62	4,025	4,120
[5]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/64	2,600	2,688
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.250%	7/1/64	5,300	5,546
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/64	6,710	6,971
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/26	1,220	1,228
	Georgia Ports Authority Port, Airport & Marina Revenue	5.250%	7/1/52	13,805	14,914
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/26	5,630	5,740
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/27	780	805
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/35	3,750	3,923
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/36	2,730	2,863
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/43	17,460	17,597
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/2/24	1,300	1,300
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	14,410	14,418
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/27	4,325	4,318
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/28	20,235	20,216
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/29	1,400	1,454
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/29	5,735	5,697
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/30	31,340	32,900
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/30	11,775	12,229
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/30	34,840	36,683
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/30	9,325	9,655
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/31	23,160	24,457
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/31	15,000	15,883
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/32	35,035	36,953
[1]	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/33	20,000	22,673
[1]	Rockdale County Development Authority Industrial Revenue (Pratt Paper LLC Project)	4.000%	1/1/38	17,610	16,804
	White County Development Authority College & University Revenue	5.125%	10/1/39	1,635	1,469
	White County Development Authority College & University Revenue	5.250%	10/1/49	3,440	2,908
					529,792
Guam (0.5%)
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.125%	10/1/34	390	392
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.250%	10/1/35	265	267
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.250%	10/1/36	685	686
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.375%	10/1/40	525	519
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.375%	10/1/43	1,250	1,217
	Guam Department of Education COP	4.250%	2/1/30	1,690	1,636
	Guam Department of Education COP	5.000%	2/1/40	6,280	6,093
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/25	360	365
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/25	500	507
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/26	400	411
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/26	650	668
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/27	450	469
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/27	500	521
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/28	800	846
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/28	1,000	1,058
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/29	795	851
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/45	1,250	1,323
	Guam Government Waterworks Authority Water Revenue	5.000%	1/1/46	1,195	1,260
	Guam Government Waterworks Authority Water Revenue	5.000%	1/1/50	8,150	8,296
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/35	3,700	3,867
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/40	4,150	4,182
	Guam Income Tax Revenue	5.000%	12/1/33	2,635	2,685
	Guam Income Tax Revenue	5.000%	12/1/35	750	762
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/28	1,065	1,102
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/28	135	137
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/29	2,315	2,423
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/30	3,125	3,294
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/31	2,510	2,662
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/34	1,000	1,011
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/36	695	681
	Guam Miscellaneous Taxes Revenue	4.000%	11/15/39	2,185	2,016
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/39	1,780	1,787
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	2,660	2,437
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	1,005	1,062
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	1,000	1,063
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/33	1,215	1,298
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/35	500	531
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/37	1,200	1,223
16

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/38	1,350	1,372
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/40	5,125	5,181
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/41	1,235	1,261
	Port Authority of Guam Port, Airport & Marina Revenue AMT	5.000%	7/1/35	720	746
					70,168
Hawaii (0.2%)
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/35	2,500	2,612
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/36	7,620	8,312
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/37	6,700	7,241
	Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/39	2,740	2,673
	Hawaii Department of Budget & Finance Electric Power & Light Revenue	4.000%	3/1/37	4,275	2,847
	Hawaii Department of Budget & Finance Electric Power & Light Revenue	3.200%	7/1/39	3,265	2,094
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/31	500	509
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/33	2,250	2,285
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/34	1,075	1,092
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/35	1,625	1,646
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/36	910	915
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/37	750	746
					32,972
Idaho (0.1%)
	Boise City ID Airport Port, Airport & Marina Revenue (Employee Parking Facilities Project)	4.000%	9/1/38	1,335	1,307
	Boise City ID Airport Port, Airport & Marina Revenue (Employee Parking Facilities Project)	4.000%	9/1/40	1,445	1,393
	Boise City ID Airport Port, Airport & Marina Revenue (Employee Parking Facilities Project)	4.000%	9/1/46	2,150	1,977
	Boise City ID Airport Port, Airport & Marina Revenue (Employee Parking Facilities Project)	4.000%	9/1/51	3,100	2,762
[1]	Spring Valley Community Infrastructure District No. 1 Special Assessment Revenue	3.750%	9/1/51	15,750	12,834
					20,273
Illinois (6.7%)
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/33	250	264
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/38	1,000	1,073
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/41	1,500	1,579
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.500%	4/1/42	1,230	1,346
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.500%	4/1/43	1,265	1,378
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/45	1,925	2,008
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/48	25,275	27,670
[10]	Chicago Board of Education GO	0.010%	12/1/28	5,140	4,226
[10]	Chicago Board of Education GO	0.000%	12/1/30	5,100	3,831
[10,11]	Chicago Board of Education GO	0.000%	12/1/30	5,000	3,756
[10]	Chicago Board of Education GO	0.010%	12/1/30	1,585	1,191
	Chicago Board of Education GO	5.000%	12/1/30	2,055	2,132
	Chicago Board of Education GO	5.000%	12/1/30	2,495	2,589
[1]	Chicago Board of Education GO	6.750%	12/1/30	4,000	4,381
[10]	Chicago Board of Education GO	0.000%	12/1/31	15,000	10,746
[10]	Chicago Board of Education GO	0.000%	12/1/31	1,185	849
[10,11]	Chicago Board of Education GO	0.000%	12/1/31	2,435	1,784
[5]	Chicago Board of Education GO	5.000%	12/1/31	625	653
	Chicago Board of Education GO	5.000%	12/1/31	1,100	1,141
	Chicago Board of Education GO	5.000%	12/1/32	1,500	1,556
[5]	Chicago Board of Education GO	5.000%	12/1/33	1,000	1,043
[5]	Chicago Board of Education GO	5.000%	12/1/34	1,250	1,302
	Chicago Board of Education GO	5.000%	12/1/35	1,000	1,041
	Chicago Board of Education GO	5.000%	12/1/36	2,000	2,022
	Chicago Board of Education GO	5.000%	12/1/36	5,000	5,168
	Chicago Board of Education GO	5.000%	12/1/36	3,395	3,509
	Chicago Board of Education GO	4.000%	12/1/38	3,000	2,808
	Chicago Board of Education GO	5.000%	12/1/38	4,295	4,388
	Chicago Board of Education GO	4.000%	12/1/39	13,500	12,574
	Chicago Board of Education GO	4.000%	12/1/41	8,000	7,309
	Chicago Board of Education GO	4.000%	12/1/43	1,000	891
	Chicago Board of Education GO	7.000%	12/1/44	36,450	37,722
	Chicago Board of Education GO	6.500%	12/1/46	13,500	14,021
[1]	Chicago Board of Education GO	7.000%	12/1/46	3,185	3,428
	Chicago Board of Education GO	4.000%	12/1/47	13,750	11,798
	Chicago Board of Education GO	5.875%	12/1/47	10,000	10,881
	Chicago Board of Education GO	6.000%	12/1/49	27,500	30,084
	Chicago IL GO	0.000%	1/1/31	4,915	3,669
	Chicago IL GO	5.000%	1/1/33	3,920	4,212
	Chicago IL GO	4.000%	1/1/38	12,994	12,668
[10]	Chicago IL GO	0.000%	1/1/39	5,250	2,571
17

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago IL GO	5.000%	1/1/39	2,100	2,167
	Chicago IL GO	5.500%	1/1/39	2,580	2,801
	Chicago IL GO	4.000%	1/1/40	4,041	3,823
	Chicago IL GO	5.500%	1/1/40	1,000	1,080
	Chicago IL GO	5.500%	1/1/41	1,000	1,058
	Chicago IL GO	5.500%	1/1/43	5,880	6,185
	Chicago IL GO	4.000%	1/1/44	5,644	5,188
	Chicago IL GO	4.000%	1/1/49	8,252	7,267
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/34	2,525	2,530
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/34	2,500	2,515
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/35	2,030	2,042
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/40	1,715	1,886
[5]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/58	1,000	1,064
[5]	Chicago IL Waterworks Water Revenue	5.250%	11/1/53	5,570	5,965
[5]	Chicago IL Waterworks Water Revenue	5.500%	11/1/62	16,930	18,285
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	1,500	1,543
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	2,250	2,341
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	2,490	2,621
[2]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.500%	1/1/36	1,500	1,717
[2]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.500%	1/1/37	1,000	1,135
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	5,890	6,302
[2]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.500%	1/1/38	1,000	1,125
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	4,000	4,242
[2]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.500%	1/1/39	1,820	2,031
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/40	5,000	5,266
[2]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.500%	1/1/40	1,535	1,702
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	4,000	4,194
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	550	580
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	2,000	2,058
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	5,000	5,023
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/30	150	155
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	1,500	1,544
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	1,200	1,236
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	1,500	1,544
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/34	1,325	1,358
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	325	354
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/35	5,000	5,108
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	6,365	6,479
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	10,930	11,126
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	3,365	3,404
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	3,500	3,583
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	1,000	1,045
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	2,720	2,784
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/38	3,000	3,016
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	3,140	3,249
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	7/1/48	5,000	4,923
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.375%	1/1/53	8,345	7,842
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/53	2,150	2,209
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	1/1/55	10,000	10,574
[2]	Chicago Park District GO	5.000%	1/1/37	1,240	1,324
[2]	Chicago Park District GO	5.000%	1/1/40	1,880	1,974
	Chicago Park District GO	5.000%	1/1/42	1,210	1,261
	Chicago Park District GO	5.000%	1/1/44	1,210	1,255
	Chicago Park District GO	5.000%	1/1/45	2,360	2,441
[4]	Chicago Park District GO	5.000%	1/1/45	1,100	1,160
[4]	Chicago Park District GO	5.000%	1/1/46	1,100	1,155
[4]	Chicago Park District GO	5.000%	1/1/47	1,750	1,828
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/49	8,500	7,699
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/55	3,500	3,074
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/55	5,500	5,590
	Cook County IL GO	5.000%	11/15/31	715	789
	Cook County IL GO	5.000%	11/15/34	1,150	1,181
	Cook County IL GO	5.000%	11/15/35	1,025	1,050
[5]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/36	1,000	867
[1]	Evergreen Park IL Sales Tax Revenue	4.375%	12/1/36	6,465	5,834
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/34	2,275	2,274
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/44	1,000	922
	Illinois Finance Authority College & University Revenue	4.000%	10/1/32	2,735	2,759
	Illinois Finance Authority College & University Revenue	5.000%	10/1/32	500	516
18

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Finance Authority College & University Revenue	4.000%	10/1/34	1,620	1,634
	Illinois Finance Authority College & University Revenue	5.000%	10/1/36	1,360	1,395
	Illinois Finance Authority College & University Revenue	5.000%	12/1/37	12,325	11,680
	Illinois Finance Authority College & University Revenue	5.000%	10/1/38	3,250	2,855
	Illinois Finance Authority College & University Revenue	5.000%	12/1/39	1,695	1,594
	Illinois Finance Authority College & University Revenue	5.000%	10/1/41	5,225	5,299
	Illinois Finance Authority College & University Revenue	5.000%	10/1/44	1,250	1,270
	Illinois Finance Authority College & University Revenue	5.000%	12/1/44	2,180	1,976
	Illinois Finance Authority College & University Revenue	5.000%	10/1/49	1,705	1,717
	Illinois Finance Authority College & University Revenue	5.000%	10/1/51	1,000	1,005
	Illinois Finance Authority College & University Revenue	5.250%	10/1/52	2,385	2,282
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/27	490	482
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	1,075	1,103
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	1,150	1,157
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	4,555	4,582
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	4,580	4,713
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	2,425	2,437
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,915	1,937
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	2,250	1,991
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,875	1,894
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	5,000	5,139
[3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	5,000	1,150
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/37	4,000	3,377
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	1,100	1,097
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	6,500	6,433
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	6,795	6,383
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/45	4,105	3,583
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.125%	5/15/47	13,000	12,171
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	1,155	1,079
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/47	16,400	15,608
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/48	4,000	3,040
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/48	9,540	8,826
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/49	9,910	7,271
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/50	3,500	3,081
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/24	2,000	2,007
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	2,750	2,782
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	5/15/25	2,845	2,885
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	5/15/25	1,000	1,014
	Illinois Finance Authority Water Revenue PUT	3.875%	9/1/28	1,085	1,075
	Illinois GO	5.000%	11/1/29	14,695	15,338
	Illinois GO	5.000%	10/1/30	2,500	2,651
	Illinois GO	4.000%	6/1/33	1,575	1,561
	Illinois GO	4.000%	12/1/33	9,000	8,937
	Illinois GO	5.000%	3/1/34	1,000	1,084
	Illinois GO	4.000%	6/1/34	1,780	1,757
	Illinois GO	4.000%	10/1/34	1,000	1,002
	Illinois GO	5.000%	5/1/35	1,000	1,041
	Illinois GO	5.000%	7/1/35	19,605	21,441
	Illinois GO	4.125%	10/1/36	4,500	4,456
	Illinois GO	5.000%	5/1/37	2,835	3,068
	Illinois GO	4.000%	7/1/37	8,010	7,885
	Illinois GO	4.000%	10/1/37	1,000	982
	Illinois GO	5.250%	5/1/38	1,985	2,169
	Illinois GO	4.000%	10/1/38	5,000	4,872
	Illinois GO	4.000%	3/1/39	1,550	1,500
	Illinois GO	5.250%	5/1/39	4,990	5,420
	Illinois GO	5.500%	5/1/39	1,500	1,621
	Illinois GO	4.000%	10/1/39	2,475	2,374
	Illinois GO	5.250%	5/1/40	5,805	6,269
	Illinois GO	3.000%	12/1/40	2,500	2,010
	Illinois GO	5.250%	5/1/41	6,850	7,358
	Illinois GO	4.000%	10/1/41	2,000	1,884
	Illinois GO	5.500%	3/1/42	3,000	3,266
	Illinois GO	5.250%	5/1/42	6,565	7,018
	Illinois GO	5.250%	5/1/43	4,425	4,708
	Illinois GO	5.125%	10/1/43	5,500	5,808
	Illinois GO	5.750%	5/1/45	7,095	7,626
	Illinois GO	4.250%	10/1/45	4,250	3,943
	Illinois GO	5.500%	5/1/47	10,415	11,129
19

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois GO	5.000%	12/1/48	10,000	10,318
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	4,000	4,071
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	8,710	8,852
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/42	2,000	2,166
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/43	4,075	4,455
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/44	5,000	5,219
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/45	6,480	6,979
[5]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/39	1,175	1,277
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/29	10,000	8,105
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/30	13,555	10,575
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/31	10,000	7,625
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/31	10,335	7,730
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/32	10,000	7,319
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/32	3,700	2,655
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/33	6,000	4,129
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/36	625	373
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/37	675	379
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	10,000	5,386
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	2,000	1,055
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/38	3,025	1,552
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/39	1,850	919
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/39	3,760	1,826
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/40	1,750	819
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	10,000	4,682
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	3,100	1,416
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/41	475	215
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/41	2,900	1,281
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/41	2,050	885
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	6/15/42	5,000	5,211
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/44	12,000	4,673
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	12/15/47	16,275	14,705
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	6/15/52	31,725	27,818
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/56	44,500	8,493
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/40	3,935	3,855
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue	5.000%	6/15/50	14,885	15,183
[2]	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	0.000%	12/15/51	21,800	5,480
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/33	4,000	4,017
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/35	5,000	5,001
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/41	22,925	23,088
	Romeoville IL College & University Revenue (Lewis University Project)	5.000%	10/1/42	5,000	4,712
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/35	2,810	3,149
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/37	1,000	1,078
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/38	1,445	1,548
[5]	Sangamon County School District No. 186 Springfield GO	5.500%	6/1/58	5,350	5,691
[2]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.500%	12/1/40	2,600	2,864
[2]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/31	13,330	10,267
					1,019,762
Indiana (0.6%)
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.500%	1/15/43	1,625	1,817
	Indiana Finance Authority Electric Power & Light Revenue PUT	0.950%	4/1/26	4,525	4,177
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Margaret Mary Health Project)	5.750%	3/1/54	5,000	5,274
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	3/1/25	7,205	7,275
	Indiana Finance Authority Industrial Revenue	4.125%	12/1/26	1,190	1,185
[1]	Indiana Finance Authority Industrial Revenue	7.000%	3/1/39	8,500	5,854
	Indiana Finance Authority Industrial Revenue	6.750%	5/1/39	2,000	2,218
	Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.125%	6/1/58	1,060	1,069
	Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.375%	6/1/64	3,940	4,017
[4]	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/42	500	537
[4]	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/44	600	639
[4]	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/45	625	663
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/31	1,175	1,247
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.500%	1/1/53	5,000	5,417
	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	6.000%	3/1/53	3,500	3,791
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.000%	1/1/31	3,500	3,776
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.000%	1/1/32	2,000	2,178
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.000%	1/1/33	6,395	7,022
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.000%	1/1/35	1,100	1,197
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.250%	1/1/36	1,450	1,612
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.250%	1/1/37	1,380	1,522
20

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Northern Indiana Commuter Transportation District Transit Revenue	5.000%	1/1/54	4,750	4,972
[1,4]	Valparaiso IN Industrial Revenue	4.500%	1/1/34	3,250	3,284
[1,4]	Valparaiso IN Industrial Revenue	4.875%	1/1/44	3,750	3,792
[1,4]	Valparaiso IN Industrial Revenue	5.000%	1/1/54	7,000	7,085
	Valparaiso IN Industrial Revenue (Pratt Paper LLC Project)	6.750%	1/1/34	2,550	2,551
					84,171
Iowa (0.3%)
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/48	3,000	2,617
[1]	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	8.250%	1/1/52	5,000	4,628
	Iowa Finance Authority Industrial Revenue	5.000%	12/1/50	2,500	2,603
[12]	Iowa Finance Authority Industrial Revenue PUT	3.875%	4/1/26	10,000	9,950
	Iowa Finance Authority Industrial Revenue PUT	4.000%	12/1/32	6,250	6,428
	Iowa Finance Authority Industrial Revenue PUT	5.000%	12/1/42	2,000	2,075
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/40	2,500	2,556
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/45	3,380	2,960
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/50	5,700	4,773
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/49	6,200	5,523
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	0.000%	6/1/65	15,000	1,872
					45,985
Kansas (0.2%)
[1,10]	Coffeyville KS Electric System Electric Power & Light Revenue	5.000%	6/1/38	6,000	6,070
[1,10]	Coffeyville KS Electric System Electric Power & Light Revenue	5.000%	6/1/42	3,500	3,541
[5]	Ellis County Unified School District No. 489 Hays GO	5.000%	9/1/47	1,505	1,580
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,500	1,430
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	2,000	1,765
	Manhattan KS Health, Hospital, Nursing Home Revenue	4.000%	6/1/46	1,150	905
[1]	Overland Park KS Sales Tax Revenue (Bluhawk Star Bond Project)	6.000%	11/15/34	1,420	1,465
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	13,415	13,696
	Wyandotte County-Kansas City Unified Government Sales Tax Revenue	4.500%	6/1/40	1,665	1,526
					31,978
Kentucky (1.6%)
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,010	1,026
	Carroll County KY Industrial Revenue (Kentucky Utilities Co. Project) PUT	1.750%	9/1/26	12,250	11,342
[1]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	3.700%	1/1/32	11,915	11,505
[1]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	4.450%	1/1/42	7,475	7,313
[1]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	4.450%	1/1/42	8,500	8,316
[1]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	4.700%	1/1/52	12,000	11,763
[1]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	4.700%	1/1/52	5,000	4,901
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	5,000	5,074
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/31	1,695	1,767
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/32	1,800	1,873
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/33	1,160	1,206
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/25	2,565	2,560
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	1/1/25	20,820	20,812
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	18,975	18,970
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	14,810	14,806
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	11,225	11,136
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/28	10,980	10,949
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	7/1/30	41,265	42,901
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	8/1/30	9,390	9,276
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	2/1/32	4,975	5,258
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.400%	7/1/33	3,065	3,581
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.600%	7/1/39	3,000	3,442
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/40	1,020	1,109
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.500%	11/1/41	1,150	1,291
[4]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/40	1,290	1,423
[4]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	4.000%	11/1/41	1,775	1,732
[4]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/42	1,195	1,303
[4]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	4.000%	11/1/43	1,345	1,292
	Louisville Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	3,935	3,939
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	1,475	1,580
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/41	1,715	1,823
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/42	1,000	1,057
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue (UOFL Health Project)	5.000%	5/15/52	5,065	5,212
	Owen County KY Water Revenue (Kentucky-American Water Co. Project) PUT	3.875%	9/1/28	1,000	995
	Warren County KY Health, Hospital, Nursing Home Revenue	5.250%	4/1/54	15,605	16,593
					249,126
21

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Louisiana (0.6%)
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	2,800	2,627
[1]	Jefferson Parish Economic Development & Port District Charter School Aid Revenue	5.500%	6/15/38	1,000	1,003
[1]	Jefferson Parish Economic Development & Port District Charter School Aid Revenue	5.625%	6/15/48	4,490	4,400
	Louisiana Public Facilities Authority College & University Revenue	5.000%	10/15/37	385	427
	Louisiana Public Facilities Authority College & University Revenue	5.000%	10/15/38	250	275
	Louisiana Public Facilities Authority College & University Revenue	5.000%	10/15/39	275	301
	Louisiana Public Facilities Authority College & University Revenue	5.000%	10/15/48	4,055	4,306
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,815	1,935
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,265	2,409
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	10,310	10,638
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	5,000	5,079
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/50	3,200	2,869
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/25	105	107
[5]	Louisiana Public Facilities Authority Lease Revenue, Prere.	5.000%	6/1/25	3,500	3,554
[1]	Louisiana Public Facilities Authority Revenue (Impala Warehousing LLC Project)	6.500%	7/1/36	21,880	21,884
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/28	750	768
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/29	750	770
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/30	860	884
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/31	595	612
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/32	500	514
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/33	750	771
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/34	2,725	2,734
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/34	500	514
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/43	2,250	2,272
[5]	Port New Orleans Board of Commissioners Port, Airport & Marina Revenue	5.000%	4/1/43	10,140	10,270
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/30	1,000	1,051
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	1,660	1,652
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	2,140	2,045
	St. John Parish the Baptist LA Industrial Revenue PUT	4.050%	7/1/26	3,970	3,929
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health Systeam Project)	4.000%	2/1/42	1,065	960
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/35	500	497
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/36	1,045	1,030
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/38	775	733
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/41	615	560
					94,380
Maine (0.4%)
[1]	Finance Authority of Maine Industrial Revenue	8.000%	12/1/51	13,000	8,943
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/31	775	783
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/32	545	550
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/34	750	757
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/35	900	936
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/37	2,105	2,110
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/46	2,000	1,899
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/51	4,820	4,404
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	3,500	3,277
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	2,250	2,315
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	4,500	4,305
[2]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	3,090	3,028
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	7,750	6,782
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	3,000	3,064
	University of Maine System College & University Revenue	5.500%	3/1/52	4,475	4,759
	University of Maine System College & University Revenue	5.500%	3/1/57	5,850	6,196
	University of Maine System College & University Revenue	5.500%	3/1/62	7,635	8,055
					62,163
Maryland (1.3%)
	Baltimore MD Special Obligation Revenue (Harbor Point Project)	5.000%	6/1/36	1,250	1,252
[1]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.500%	6/1/39	650	539
[1]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.700%	6/1/39	200	167
[1]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.625%	6/1/46	1,750	1,399
[1]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.875%	6/1/46	750	604
[1]	Frederick County MD College & University Revenue	5.000%	9/1/45	2,100	1,946
[1]	Frederick County MD Tax Allocation Revenue	4.625%	7/1/43	5,200	4,881
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	885	876
22

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	1,730	1,615
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	1,715	1,601
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/44	1,250	1,064
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/46	7,205	6,017
[1]	Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.000%	2/15/28	400	391
[1]	Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.125%	2/15/34	1,000	950
[1]	Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.375%	2/15/39	1,000	934
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/34	5,000	4,530
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/49	3,725	3,682
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/51	1,295	1,244
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/51	3,310	3,181
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	9/1/52	2,760	2,806
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.750%	9/1/54	2,365	2,500
	Maryland Department of Transportation Port, Airport & Marina Revenue	5.000%	8/1/34	1,000	1,084
	Maryland Department of Transportation Port, Airport & Marina Revenue	5.000%	8/1/35	1,000	1,081
	Maryland Department of Transportation Port, Airport & Marina Revenue	5.000%	8/1/36	1,000	1,075
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/37	1,350	1,329
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/38	1,300	1,272
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/39	1,800	1,752
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/40	1,500	1,446
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/41	1,600	1,521
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/51	8,000	7,130
	Maryland Economic Development Corp. Industrial Revenue PUT	4.100%	4/3/28	2,690	2,747
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/25	200	202
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/26	175	178
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/27	145	148
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/28	175	179
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/29	190	193
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/30	325	331
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/31	375	381
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/32	325	329
	Maryland Economic Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/39	1,100	1,021
	Maryland Economic Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/44	2,695	2,367
	Maryland Economic Development Corp. Tax Allocation Revenue (Port Convington Project)	4.000%	9/1/40	6,005	5,276
	Maryland Economic Development Corp. Tax Allocation Revenue (Port Convington Project)	4.000%	9/1/50	7,620	6,031
	Maryland Economic Development Corp. Transit Revenue	5.000%	6/30/37	2,600	2,714
	Maryland Economic Development Corp. Transit Revenue	5.000%	12/31/37	2,700	2,807
	Maryland Economic Development Corp. Transit Revenue	5.000%	6/30/38	3,000	3,105
	Maryland Economic Development Corp. Transit Revenue	5.000%	12/31/38	2,350	2,431
	Maryland Economic Development Corp. Transit Revenue	5.000%	12/31/39	4,125	4,248
	Maryland Economic Development Corp. Transit Revenue	5.000%	6/30/42	3,120	3,174
	Maryland Economic Development Corp. Transit Revenue	5.000%	12/31/42	7,415	7,543
	Maryland Health & Higher Educational Facilities Authority College & University Revenue	4.000%	6/1/42	2,500	2,234
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/51	1,000	853
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/55	1,250	1,045
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,100	1,118
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	545	554
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/36	5,030	5,160
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,250	1,261
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	250	226
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/45	930	886
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	8,585	7,961
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	1,710	1,738
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/50	2,420	2,218
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/50	1,500	1,357
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/53	3,360	3,470
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/25	2,035	2,066
[1,7]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.540%	4.310%	7/1/41	15,540	15,540
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/52	6,115	6,386
	Maryland State Transportation Authority Passenger Facility Charge Port, Airport & Marina Revenue	4.000%	6/1/34	6,760	6,667
[13]	Montgomery County Housing Opportunites Commission Local or Guaranteed Housing Revenue	2.950%	7/1/55	2,000	1,327
	Prince George's County MD COP	5.000%	10/1/48	10,000	10,334
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.250%	4/1/37	9,000	8,689
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.250%	4/1/47	6,030	5,314
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/42	1,500	1,405
23

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/47	5,120	4,604
					197,687
Massachusetts (1.7%)
	Ashland MA GO	3.000%	8/1/47	4,000	3,131
	Ashland MA GO	3.000%	8/1/52	3,500	2,599
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/49	3,000	2,875
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/54	1,620	1,529
	Commonwealth of Massachusetts GO	3.000%	2/1/38	10,000	8,752
	Commonwealth of Massachusetts GO	2.000%	4/1/50	7,500	4,328
	Commonwealth of Massachusetts GO	5.000%	11/1/52	10,000	10,616
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/49	1,925	1,996
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/52	5,000	5,302
	Lowell MA GO	2.000%	9/1/40	1,460	1,014
	Lowell MA GO	2.000%	9/1/41	1,440	977
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	7,625	7,989
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	6,060	6,283
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/50	4,070	4,191
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	2,250	2,072
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/39	580	599
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/41	1,750	1,566
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/43	2,500	2,475
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/43	2,450	2,428
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/45	3,000	3,075
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/48	2,000	1,921
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/49	1,000	1,038
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/50	1,000	822
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/50	1,750	1,388
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/50	1,500	1,215
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/52	2,500	2,484
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/56	1,000	794
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/59	5,000	5,162
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	950	935
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,000	976
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,050	1,015
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,100	1,052
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,150	1,086
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,200	1,122
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,830	1,877
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	5,000	5,106
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	5,000	5,095
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,175	1,056
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	840	775
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,750	2,794
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.625%	7/15/36	215	208
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,825	1,598
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/37	500	493
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	500	508
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	4,000	3,677
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	2,295	1,948
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.750%	7/15/43	6,280	6,121
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	1,085	950
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	5,650	4,807
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/45	3,000	2,231
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	520	467
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/46	1,000	929
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	4,000	3,259
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/47	1,500	1,494
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/50	900	915
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.375%	7/1/52	11,760	11,091
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/52	7,355	7,730
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/54	4,570	4,798
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/57	14,860	14,300
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	1,000	1,021
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/31	1,070	1,088
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/43	8,170	7,942
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/48	6,000	5,755
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/54	3,000	2,822
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/33	1,000	1,007
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/34	565	570
24

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/39	1,255	1,203
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/48	1,020	890
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/27	1,600	1,644
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/28	2,500	2,579
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/28	1,250	1,289
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/28	3,675	3,791
	Massachusetts Educational Financing Authority Student Loan Revenue	2.625%	7/1/36	240	238
	Massachusetts Educational Financing Authority Student Loan Revenue	2.000%	7/1/37	3,485	2,978
	Massachusetts Educational Financing Authority Student Loan Revenue	3.625%	7/1/38	9,440	8,495
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/36	965	836
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	6/1/51	1,765	1,692
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/33	600	653
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/34	720	783
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/36	760	819
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/38	2,600	2,780
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/49	7,500	7,604
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/27	1,030	1,068
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/36	1,125	1,185
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/37	1,215	1,270
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	15,000	15,624
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/52	7,000	7,365
					264,025
Michigan (1.8%)
	Detroit MI GO	6.000%	5/1/43	1,000	1,107
	Detroit MI GO	5.500%	4/1/45	250	260
	Detroit MI GO	5.500%	4/1/50	250	259
	Gerald R Ford International Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/40	1,125	1,204
	Gerald R Ford International Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/41	1,150	1,224
	Gerald R Ford International Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/46	2,250	2,355
	Gerald R Ford International Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/51	3,625	3,755
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/48	1,500	1,655
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/45	1,000	1,060
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/45	1,750	1,834
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/49	1,000	1,053
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/49	1,750	1,836
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/53	1,050	1,143
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/31	3,030	3,050
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/32	3,330	3,349
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/36	4,830	4,838
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/26	20	20
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/26	20	20
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/26	30	30
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/26	30	30
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/40	3,250	3,260
	Kentwood Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/31	970	907
	Lansing Board of Water & Light Multiple Utility Revenue	5.000%	7/1/49	13,275	14,245
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/27	875	897
[14]	Marysville Public Schools District GO	5.000%	5/1/37	2,135	2,185
	Michigan Finance Authority College & University Revenue	4.000%	2/1/42	745	599
	Michigan Finance Authority College & University Revenue (Aquinas College Project)	4.000%	5/1/31	1,250	1,095
	Michigan Finance Authority College & University Revenue (Aquinas College Project)	5.000%	5/1/36	2,340	2,084
	Michigan Finance Authority College & University Revenue (Aquinas College Project)	5.000%	5/1/46	2,000	1,571
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/43	6,390	6,520
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	2,340	2,365
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/34	2,200	2,223
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	2,515	2,541
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	2,345	2,357
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/44	9,950	9,372
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	2/28/49	2,375	2,562
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/50	8,210	7,487
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/50	3,000	2,653
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.375%	2/28/54	1,620	1,549
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	2/28/57	1,725	1,845
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	2,750	2,752
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	3,025	3,027
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	115	115
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/43	11,005	11,398
	Michigan Finance Authority Intergovernmental Agreement Revenue (Local Government Loan Program)	4.500%	10/1/29	5,000	5,002
25

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/33	3,000	3,010
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/36	2,000	2,017
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/40	18,925	19,677
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/49	2,500	2,230
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.250%	10/15/57	10,445	11,224
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	12/1/48	625	618
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.750%	6/1/54	8,255	8,739
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	6/1/54	11,010	11,884
[5]	Michigan Strategic Fund Appropriations Revenue (I-75 Improvement Project)	4.250%	12/31/38	10,000	9,720
	Michigan Strategic Fund Appropriations Revenue (I-75 Improvement Project)	5.000%	12/31/43	13,565	13,613
	Michigan Strategic Fund Appropriations Revenue (I-75 Improvement Project)	5.000%	6/30/48	4,750	4,752
	Michigan Strategic Fund Electric Power & Light Revenue (DTE Electric Company Exempt Facilities Project) PUT AMT	3.875%	6/3/30	15,115	15,026
	Michigan Strategic Fund Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.580%	8/1/24	3,400	3,368
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/46	4,000	4,315
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.250%	11/15/49	1,600	1,741
	Novi Community School District GO	5.000%	5/1/38	1,905	2,019
	Oakland University College & University Revenue	5.000%	3/1/41	5,000	5,046
[14]	Rockford Public Schools GO	5.000%	5/1/38	1,025	1,039
[14]	Rockford Public Schools GO	5.000%	5/1/39	1,025	1,038
[14]	Rockford Public Schools GO	5.000%	5/1/40	1,025	1,038
[14]	Rockford Public Schools GO	5.000%	5/1/41	1,025	1,037
[14]	Romeo Community School District GO	5.000%	5/1/37	1,825	1,861
	Summit Academy North Charter School Aid Revenue	2.250%	11/1/26	825	777
	Summit Academy North Charter School Aid Revenue	4.000%	11/1/31	1,565	1,471
	Summit Academy North Charter School Aid Revenue	4.000%	11/1/41	3,000	2,537
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/28	1,905	1,969
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/29	1,980	2,050
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/30	1,800	1,865
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/31	2,455	2,544
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/32	2,160	2,237
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/34	5,000	5,077
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/38	4,000	4,037
					270,269
Minnesota (0.5%)
	Anoka MN Health, Hospital, Nursing Home Revenue	5.375%	11/1/34	1,135	1,100
	Anoka MN Health, Hospital, Nursing Home Revenue (The Homestead At Anoka, Inc. Project)	5.500%	11/1/46	2,980	2,763
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/32	500	532
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/33	625	665
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/15/34	600	597
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/15/35	500	494
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/15/37	425	409
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/15/38	450	426
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/15/39	300	280
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,305	1,031
	Independence MN Charter School Aid Revenue (Global Academy Project)	4.000%	7/1/51	1,400	1,073
	Independence MN Charter School Aid Revenue (Global Academy Project)	4.000%	7/1/56	1,080	805
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	1,000	1,025
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/29	1,000	1,025
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/30	850	872
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/31	500	513
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/32	500	511
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/27	415	427
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/31	200	206
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/32	225	232
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/33	225	232
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/34	250	257
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/34	1,345	1,465
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/35	230	237
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/36	250	257
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/37	300	307
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.250%	1/1/47	4,150	4,371
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/36	1,175	1,187
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/38	850	854
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/40	625	625
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/47	4,600	4,781
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/52	8,500	8,772
	Minnesota Higher Education Facilities Authority College & University Revenue PUT	5.000%	10/1/29	1,000	1,061
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/48	1,495	1,478
26

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/50	836	817
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	1/1/52	1,205	772
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	7/1/53	2,230	2,354
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/53	1,000	1,065
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	7/1/54	1,750	1,886
	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/27	11,565	11,587
	Minnesota Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/36	880	902
	Osseo Independent School District No. 279 GO	4.000%	2/1/40	6,050	6,065
	Scott County MN GO	3.000%	12/1/32	1,775	1,739
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/48	5,000	5,144
[1]	St. Paul Minnesota Housing & Redevelopment Authority Charter School Aid Revenue (Metro Deaf School Project)	5.000%	6/15/38	700	680
[1]	St. Paul Minnesota Housing & Redevelopment Authority Charter School Aid Revenue (Metro Deaf School Project)	5.000%	6/15/48	2,285	2,119
[1]	St. Paul Minnesota Housing & Redevelopment Authority Charter School Aid Revenue (Metro Deaf School Project)	5.000%	6/15/53	1,615	1,476
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/24	200	200
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/25	200	198
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/26	250	245
					78,119
Mississippi (0.1%)
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	4,165	4,150
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,450	2,419
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,000	1,960
[1]	Mississippi Development Bank Special Obligation Revenue	4.000%	10/1/41	2,500	2,024
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	1,000	1,038
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/39	1,000	1,036
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/35	2,000	2,116
					14,743
Missouri (1.4%)
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	2,975	2,817
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	110	114
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/36	2,690	2,771
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	1,820	1,778
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	3,160	3,030
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/43	3,400	3,249
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	3.000%	3/1/46	1,500	1,120
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/28	1,000	1,005
	Kansas City IDA Intergovernmental Agreement Revenue	4.000%	3/1/34	2,155	2,127
	Kansas City IDA Intergovernmental Agreement Revenue	4.000%	3/1/35	1,485	1,459
	Kansas City IDA Intergovernmental Agreement Revenue	4.000%	3/1/36	3,000	2,963
	Kansas City IDA Intergovernmental Agreement Revenue	4.000%	3/1/37	4,155	4,091
	Kansas City IDA Intergovernmental Agreement Revenue	5.000%	3/1/46	2,985	3,023
[5]	Kansas City IDA Intergovernmental Agreement Revenue	5.000%	3/1/49	5,865	5,950
	Kansas City IDA Intergovernmental Agreement Revenue	4.000%	3/1/50	1,935	1,736
[5]	Kansas City IDA Intergovernmental Agreement Revenue	4.000%	3/1/57	6,900	6,156
[5]	Kansas City IDA Intergovernmental Agreement Revenue	5.000%	3/1/57	5,000	5,065
	Kansas City MO Special Obligation Revenue	5.000%	9/1/44	4,660	4,923
	Lees Summit IDA Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,425	1,418
[4]	Lees Summit IDA Health, Hospital, Nursing Home Revenue	4.325%	8/15/47	1,390	1,390
[4]	Lees Summit IDA Health, Hospital, Nursing Home Revenue	4.825%	8/15/47	1,380	1,380
[1]	Lees Summit MO Special Obligation Revenue (Summit Fair Project)	4.000%	11/1/27	915	878
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/33	1,835	1,863
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/34	2,290	2,325
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	1,065	1,074
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	2/15/46	2,250	1,472
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/48	5,000	4,747
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/48	6,035	6,609
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/49	1,530	1,430
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/50	2,475	2,283
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/51	1,065	859
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/52	12,500	11,520
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/52	4,840	5,067
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/53	35,000	32,154
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/54	12,610	11,449
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.500%	11/1/50	770	753
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.250%	12/1/43	1,030	1,096
27

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	4.000%	12/1/32	9,015	9,096
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	4.000%	12/1/33	17,460	17,591
	Poplar Bluff Regional Transportation Development District Sales Tax Appropriations Revenue	3.375%	12/1/31	2,100	1,995
	Poplar Bluff Regional Transportation Development District Sales Tax Appropriations Revenue	4.000%	12/1/37	2,700	2,586
[1]	Shrewsbury MO Tax Allocation Revenue (Kenrick Plaza Redevelopment Project)	4.000%	5/1/36	4,095	3,911
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	2,000	1,909
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	5.125%	12/1/45	4,250	3,738
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	3,000	2,785
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.125%	9/1/48	1,000	945
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.125%	9/1/49	1,000	939
[1,3]	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.250%	5/15/53	10,000	6,862
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.250%	9/1/53	3,000	2,837
	St. Louis County IDA Health, Hospital, Nursing Home Revenue (Jordan Project)	4.000%	11/15/36	1,400	1,248
	St. Louis County IDA Health, Hospital, Nursing Home Revenue (Jordan Project)	5.000%	11/15/41	1,000	976
	St. Louis County Industrial Development Authority Local or Guaranteed Housing Revenue	4.910%	1/1/42	1,250	1,226
	St. Louis Missouri IDA Lease (Appropriation) Revenue (BallparK Village Development Project)	3.875%	11/15/29	1,030	914
	St. Louis Missouri IDA Tax Allocation Revenue (St. Louis Innovation District Project)	4.375%	5/15/36	2,620	2,499
[5]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/31	1,450	1,501
[5]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/32	1,570	1,624
[5]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/33	1,000	1,034
[5]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,033
[5]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/36	1,000	1,030
[5]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/37	1,000	1,026
[1,8]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/27	1,155	1,013
[1,8]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/28	1,405	1,184
[1,8]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/29	1,155	934
[1,8]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/30	1,400	1,086
[1,8]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/27	1,000	877
[1,8]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/28	1,215	1,024
[1,8]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/29	1,000	809
[1,8]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/30	1,215	942
					220,318
Montana (0.1%)
	Forsyth MT Electric Power & Light Revenue (Avista Corporation Colstrip Project)	3.875%	10/1/32	4,000	3,954
[13]	Montana Board of Housing Local or Guaranteed Housing Revenue (South Forty Apartments Project) PUT	5.000%	5/1/25	2,444	2,456
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	640	649
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	1,450	1,440
	Montana State Board of Regents College & University Revenue	3.000%	11/15/34	1,000	923
					9,422
Multiple States (0.5%)
[1,15]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.750%	11/25/35	9,589	8,086
[1,15]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.150%	1/15/36	4,650	4,037
[15]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.400%	1/25/36	7,370	6,579
[15]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.959%	12/25/36	9,943	9,298
[15]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.250%	9/25/37	4,968	3,852
[15]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	4.548%	8/25/40	6,986	6,632
[7,15]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.083%	4/25/43	7,974	6,251
[15]	FHLMC Multifamily Certificates Revenue	3.350%	10/1/38	5,000	4,366
[15]	FHLMC Multifamily Certificates Revenue	3.300%	8/1/39	4,995	4,292
[15]	FHLMC Multifamily Certificates Revenue	4.400%	10/1/40	8,900	8,535
[1,7,15]	Freddie Mac Structured Pass-Through Certificates Local or Guaranteed Housing Revenue	4.617%	8/25/41	11,998	11,667
					73,595
Nebraska (0.8%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/33	3,970	4,187
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/37	475	489
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	11/1/29	38,210	39,833
	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	22,060	22,109
	Central Plains Energy Project Natural Gas Revenue PUT	5.000%	10/1/29	9,685	10,107
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/50	1,000	918
[7]	Douglas County NE College & University Revenue (Creighton University Project), SIFMA Municipal Swap Index Yield + 0.530%	4.300%	7/1/35	4,415	4,354
	Municipal Energy Agency of Nebraska Electric Power & Light Revenue	4.000%	4/1/33	1,785	1,807
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/52	5,000	5,369
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/41	3,690	3,737
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/29	3,065	3,086
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/37	10,500	10,016
	University of Nebraska Facilities Corp. College & University Revenue	4.000%	7/15/59	10,460	9,622
					115,634
28

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Nevada (0.2%)
	Clark County NV GO	5.000%	5/1/48	5,000	5,163
[2]	Clark County School District GO	3.000%	6/15/41	3,470	2,798
	Clark NV Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/26	885	875
	Henderson Local Improvement Districts Special Assessment Revenue	4.000%	9/1/51	495	381
	Las Vegas NV Special Improvement District No. 611 Special Assessment Revenue	4.000%	6/1/40	445	381
	Las Vegas NV Special Improvement District No. 611 Special Assessment Revenue	4.125%	6/1/50	2,265	1,862
[4]	Las Vegas NV Special Improvement District No. 613 Special Assessment Revenue	5.250%	12/1/47	550	542
[4]	Las Vegas NV Special Improvement District No. 613 Special Assessment Revenue	5.500%	12/1/53	600	599
	Las Vegas NV Special Improvement District No. 815 Special Assessment Revenue	5.000%	12/1/49	985	903
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	3.000%	6/1/41	650	460
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	3.125%	6/1/51	1,420	897
	Las Vegas NV Special Improvement District No. 817 Summerlin Village 29 Special Assessment Revenue	6.000%	6/1/48	315	321
	Las Vegas NV Special Improvement District No. 817 Summerlin Village 29 Special Assessment Revenue	6.000%	6/1/53	1,000	1,016
	North Las Vegas NV Special Assessment Revenue	4.250%	6/1/34	550	534
	North Las Vegas NV Special Assessment Revenue	4.500%	6/1/39	735	700
	North Las Vegas NV Special Assessment Revenue	4.625%	6/1/43	740	697
[1]	North Las Vegas NV Special Assessment Revenue	5.750%	6/1/47	1,600	1,566
	North Las Vegas NV Special Assessment Revenue	4.625%	6/1/49	1,170	1,069
[1]	North Las Vegas NV Special Assessment Revenue	6.000%	6/1/52	1,800	1,803
[1]	Reno NV Sales Tax Revenue	0.000%	7/1/58	19,500	2,466
	Tahoe-Douglas Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/51	3,250	3,187
	Washoe County NV Electric Power & Light Revenue PUT	4.125%	10/1/29	3,000	3,002
	Washoe County NV Electric Power & Light Revenue PUT	4.125%	10/1/29	5,000	5,003
					36,225
New Hampshire (0.5%)
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/37	1,700	1,855
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/42	2,500	2,666
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/42	2,250	2,399
[1]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.625%	12/15/33	6,000	5,921
[5]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	1,300	1,312
[1]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	6.250%	12/15/38	4,000	3,939
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/51	670	497
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/51	7,000	6,402
[1]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue (Vista Project)	5.625%	7/1/46	1,000	908
[1]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue (Vista Project)	5.750%	7/1/54	2,000	1,800
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.125%	1/20/34	14,223	13,668
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	3.875%	1/20/38	8,926	8,116
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.250%	7/20/41	5,400	5,252
	New Hampshire Business Finance Authority Resource Recovery Revenue	4.500%	10/1/33	4,470	4,604
	New Hampshire Business Finance Authority Resource Recovery Revenue PUT	2.150%	7/1/24	4,000	3,985
	New Hampshire Business Finance Authority Resource Recovery Revenue PUT	2.150%	7/1/24	1,850	1,843
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/38	500	488
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/39	1,415	1,147
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/40	1,460	1,149
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/41	1,125	868
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/42	1,050	791
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/43	12,000	11,214
					80,824
New Jersey (3.3%)
	Atlantic City NJ GO	5.000%	12/1/24	620	619
	Atlantic City NJ GO	5.000%	12/1/25	1,135	1,129
	Atlantic City NJ GO	5.000%	12/1/26	365	362
	Atlantic City NJ GO	5.000%	12/1/29	125	122
	Industrial Pollution Control Financing Authority of Gloucester County Resource Recovery Revenue, ETM	5.000%	12/1/24	2,950	2,949
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	2,000	2,046
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/38	275	275
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/46	1,580	1,492
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/48	1,275	1,301
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/37	4,290	4,584
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/38	5,185	5,513
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/44	1,000	1,038
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	2,365	2,412
[1]	New Jersey Economic Development Authority Charter School Aid Revenue (Beloved Commonwealth Charter School Inc. Project)	5.000%	6/15/39	2,120	2,086
[1]	New Jersey Economic Development Authority Charter School Aid Revenue (Beloved Commonwealth Charter School Inc. Project)	5.000%	6/15/49	2,140	1,981
	New Jersey Economic Development Authority Dedicated Appropriations Revenue	5.000%	6/15/43	5,385	5,548
29

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.000%	6/1/36	3,800	3,637
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.125%	1/1/39	2,000	1,883
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.250%	1/1/44	2,000	1,859
	New Jersey Economic Development Authority Industrial Revenue	5.375%	1/1/43	4,925	4,927
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/38	1,000	1,138
	New Jersey Economic Development Authority Lease Revenue (State House Project)	4.500%	6/15/40	1,870	1,887
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/43	8,955	9,237
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/32	500	503
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/35	1,000	999
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	1,150	1,058
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/37	500	496
[1,3]	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/40	3,000	2,043
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	4.500%	7/1/41	2,870	2,335
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/47	3,500	3,290
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/48	7,000	6,496
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/50	1,175	1,087
	New Jersey Economic Development Authority Port, Airport & Marina Revenue	5.000%	10/1/37	3,000	3,071
	New Jersey Economic Development Authority Water Revenue	4.000%	8/1/59	4,200	3,577
	New Jersey Economic Development Authority Water Revenue	5.000%	8/1/59	3,750	3,817
	New Jersey Economic Development Authority Water Revenue PUT AMT	3.750%	6/1/28	5,000	4,937
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	3,000	3,080
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	3,000	3,081
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/39	2,080	2,143
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/46	4,100	3,660
	New Jersey GO	2.000%	6/1/33	6,175	5,050
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,039
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	3,000	3,112
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	3,000	3,091
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	3,000	3,058
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	7,170	7,404
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	16,240	14,202
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/27	2,600	2,651
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/27	2,870	2,950
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.250%	12/1/28	1,110	1,087
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/28	1,405	1,452
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/30	6,060	5,662
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/31	6,685	6,264
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.500%	12/1/31	2,345	2,238
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/33	7,580	7,102
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/34	7,275	6,824
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	2.500%	12/1/40	4,600	4,117
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	4,595	4,486
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/53	3,740	3,833
	New Jersey State Transportation Trust Fund Appropriations Revenue (Transportation Program)	5.000%	6/15/46	8,210	8,706
	New Jersey State Transportation Trust Fund Appropriations Revenue (Transportation Program)	5.250%	6/15/50	6,685	7,153
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	7,025	6,146
[10]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	7,000	5,267
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	2,385	2,437
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	8,000	8,556
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	7,625	8,123
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/35	1,920	2,037
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/36	10,165	10,732
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	5,700	3,233
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/37	4,595	4,564
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/38	6,165	6,164
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/39	8,285	8,222
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/39	950	1,000
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/40	5,285	5,205
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/40	2,095	1,003
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/41	4,000	3,908
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	6/15/44	4,000	3,904
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.000%	6/15/32	1,500	1,667
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/35	2,500	2,803
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/36	3,790	3,805
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/42	2,660	2,872
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/43	2,090	2,243
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/43	5,500	5,712
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/46	16,125	15,203
30

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/46	2,500	2,558
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/50	21,120	19,567
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/30	4,850	5,189
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/37	3,790	3,783
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/37	500	540
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	3,000	2,968
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	1,500	1,500
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/40	2,000	1,970
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/45	14,000	13,271
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/45	7,500	7,830
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	5,500	5,633
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.250%	6/15/40	7,250	7,310
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/34	1,250	833
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/38	5,000	2,685
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/39	14,875	7,586
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	15,530	15,824
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/52	10,000	10,804
	New Jersey Turnpike Authority Highway Revenue	4.125%	1/1/54	4,000	3,853
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/54	6,780	7,371
[5]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	5.375%	11/15/52	1,040	1,130
[5]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	6.000%	11/15/62	3,190	3,571
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/34	1,150	1,203
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/35	1,250	1,306
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/37	1,370	1,422
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	11,550	11,861
	South Jersey Transportation Authority Highway Revenue	4.625%	11/1/47	1,500	1,502
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	15,610	13,853
	South Jersey Transportation Authority Highway Revenue	5.250%	11/1/52	1,300	1,359
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	8,660	8,852
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	8,000	8,076
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.250%	6/1/46	8,340	8,633
					503,828
New Mexico (0.3%)
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	47,720	48,225
New York (11.3%)
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/27	4,000	4,116
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/28	3,810	3,916
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/42	4,650	4,695
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/33	1,000	680
[5]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/37	1,000	836
[5]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	1,700	1,664
[5]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	1,750	1,700
[1]	Build NYC Resource Corp. Charter School Aid Revenue	5.750%	6/1/62	2,250	2,277
[1]	Build NYC Resource Corp. Charter School Aid Revenue (New York Preparatory Charter School Project)	4.000%	6/15/41	525	442
[1]	Build NYC Resource Corp. Charter School Aid Revenue (New York Preparatory Charter School Project)	4.000%	6/15/56	2,490	1,855
[1]	Build NYC Resource Corp. Charter School Aid Revenue (Unity Preparatory Charter school of Brooklyn Project)	5.250%	6/15/43	525	521
[1]	Build NYC Resource Corp. Charter School Aid Revenue (Unity Preparatory Charter school of Brooklyn Project)	5.500%	6/15/63	2,750	2,676
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/28	4,035	4,059
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/31	4,425	4,451
[1]	Build NYC Resource Corp. Private Schools Revenue (Shefa School Project)	5.000%	6/15/51	7,000	6,399
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/40	1,380	1,406
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/45	7,070	7,104
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/51	15,600	15,343
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	4,875	4,174
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.250%	12/1/52	6,125	6,245
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/33	955	970
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/35	850	860
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/36	670	675
	Ithaca NY BAN GO	4.000%	2/14/25	4,015	4,010
[1,3]	Jefferson County Industrial Development Agency Industrial Revenue	5.250%	1/1/24	4,687	614
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/34	1,500	1,522
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	1,590	1,487
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/26	1,250	1,268
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,215	1,286
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	5,625	6,052
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,000	1,076
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,000	1,094
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	1,000	1,108
31

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	3,950	4,084
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	2,900	2,920
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	1,415	1,443
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	3,410	3,747
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	400	405
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	14,360	15,175
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	2,880	3,043
[2]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	8,470	8,975
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/35	2,140	2,145
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	6,875	7,067
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/41	11,185	10,860
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/41	13,915	13,505
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	12,630	11,733
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	16,230	15,585
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	7,365	6,988
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	5,495	5,213
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	8,500	8,933
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/44	4,000	3,718
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	16,000	14,867
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	3,760	3,453
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/47	10,000	10,579
	Metropolitan Transportation Authority Transit Revenue	5.500%	11/15/47	5,615	6,196
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	3,500	3,186
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	10,500	9,438
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	10,965	10,184
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/49	1,855	1,679
[5]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/49	2,335	2,133
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/49	1,095	979
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/49	11,005	11,806
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	6,500	5,864
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	5,000	4,511
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/50	805	831
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/52	6,430	5,772
[5]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/54	13,000	11,676
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	1,500	1,558
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	32,500	32,553
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	1,150	1,176
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	1,740	1,639
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/39	3,010	2,807
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/46	11,165	9,532
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/50	5,000	3,762
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,500	1,502
	New York & New Jersey Port Authority Port, Airport & Marina Revenue	5.000%	1/15/36	1,000	1,095
	New York & New Jersey Port Authority Port, Airport & Marina Revenue	5.000%	1/15/37	1,130	1,226
	New York & New Jersey Port Authority Port, Airport & Marina Revenue	5.000%	1/15/38	1,750	1,884
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/48	6,500	5,788
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/25	325	310
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	12/30/27	5,000	4,982
[5]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/37	625	556
[5]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	2.500%	3/1/37	3,000	2,325
[5]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/39	2,500	2,121
[5]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	8,250	6,270
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	9,020	6,392
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/42	10,000	8,554
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/45	5,000	5,205
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/48	3,500	2,978
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/50	3,075	2,278
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/50	3,450	2,575
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/50	2,400	2,512
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/50	4,825	5,065
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/50	3,575	3,753
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/51	9,775	10,279
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/52	10,985	11,909
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/53	740	807
	New York City Municipal Water Finance Authority Water Revenue	4.250%	6/15/54	4,500	4,423
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/54	5,000	5,462
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	10,000	10,573
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	4,135	4,212
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/37	5,000	4,437
32

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	10,000	10,463
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	2,480	2,510
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/39	2,115	2,209
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/40	4,935	5,143
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/41	7,740	8,032
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/41	9,525	7,915
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/41	3,545	3,687
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/42	15,000	15,475
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/46	2,850	3,062
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/47	5,815	6,222
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/48	1,685	1,268
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/48	1,250	938
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/51	7,750	5,658
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/51	18,750	17,811
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/51	5,000	5,263
	New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/47	5,000	5,586
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	2/1/53	7,775	8,414
[2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/40	3,500	1,621
[2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/41	5,000	2,188
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/45	5,000	1,632
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/49	3,740	1,028
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.000%	9/15/43	4,265	3,401
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.125%	9/15/50	3,925	2,954
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.250%	9/15/52	5,730	4,172
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.500%	9/15/52	1,665	1,291
[1]	New York Liberty Development Corp. Industrial Revenue	5.150%	11/15/34	6,705	6,721
	New York Liberty Development Corp. Industrial Revenue	5.500%	10/1/37	5,135	5,978
	New York Liberty Development Corp. Industrial Revenue	2.450%	9/15/69	6,855	6,184
	New York Liberty Development Corp. Industrial Revenue	2.625%	9/15/69	7,620	6,866
	New York Liberty Development Corp. Industrial Revenue	2.800%	9/15/69	27,520	24,432
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	1,480	1,219
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/44	8,970	6,526
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.750%	11/15/41	7,500	5,718
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	32,820	23,685
	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	9,855	7,171
[2]	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	9,500	6,991
	New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/35	6,925	7,972
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/48	4,780	4,864
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.000%	4/1/50	2,470	2,359
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.500%	10/1/52	1,140	1,112
	New York NY GO	5.000%	8/1/38	6,500	6,645
	New York NY GO	4.000%	3/1/40	7,000	6,895
	New York NY GO	5.000%	4/1/50	10,000	10,667
	New York NY GO	5.250%	3/1/53	8,835	9,574
	New York NY GO	5.250%	4/1/54	7,560	8,184
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	200	181
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	200	168
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/41	2,000	1,962
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/41	3,775	3,857
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/45	3,500	4,040
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	3,000	3,452
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/48	1,000	1,141
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/49	2,000	1,817
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/50	2,365	2,689
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/52	2,000	1,761
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/54	3,915	4,109
[1]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,800	1,793
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	4,540	4,651
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	3,265	3,343
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,900	1,945
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	3,815	3,623
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/45	2,000	1,866
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/52	15,000	15,517
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/40	5,000	4,223
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/40	11,745	12,322
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/42	12,470	10,239
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/42	1,150	1,267
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/43	1,265	1,388
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/44	1,230	1,345
33

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/49	10,000	7,631
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/50	10,000	7,593
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	25	26
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/42	7,145	7,636
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.250%	3/15/44	4,500	4,844
	New York State Dormitory Authority Lease (Appropriation) Revenue	3.000%	3/15/42	2,890	2,373
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	3.000%	7/1/40	2,039	1,677
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	3.000%	7/1/41	1,602	1,295
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	10,000	10,484
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	5,035	5,264
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	7,000	7,284
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	10,000	10,408
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/28	5	5
	New York State Environmental Facilities Corp. Resource Recovery Revenue PUT	2.750%	9/2/25	3,000	2,922
	New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/44	7,985	8,435
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.730%	11/1/51	4,500	2,948
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.875%	11/1/56	3,125	2,013
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/29	7,500	7,489
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	11/1/29	6,000	5,853
	New York State Thruway Authority Highway Revenue	4.000%	1/1/39	3,750	3,758
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	5,000	4,970
	New York State Thruway Authority Highway Revenue	3.000%	1/1/48	4,125	3,112
	New York State Thruway Authority Highway Revenue	4.000%	1/1/49	4,995	4,709
	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	13,750	12,621
	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	5,275	4,794
	New York State Thruway Authority Income Tax Revenue	4.125%	3/15/56	6,195	5,771
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/49	2,875	2,143
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/51	5,095	3,722
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/59	7,805	7,037
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	3,035	2,503
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	11,965	9,869
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	2,640	2,770
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	5,000	5,160
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	3,000	3,209
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/44	10,000	10,455
	New York State Urban Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/42	10,000	11,053
	New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/40	6,000	5,037
	New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/49	4,000	2,960
	New York State Urban Development Corp. Lease (Appropriation) Revenue	2.625%	3/15/51	2,000	1,303
	New York Transportation Development Corp. Industrial Port, Airport & Marina Revenue	5.000%	12/1/36	635	670
	New York Transportation Development Corp. Industrial Port, Airport & Marina Revenue	4.000%	12/1/40	360	344
	New York Transportation Development Corp. Industrial Revenue	2.250%	8/1/26	2,880	2,788
	New York Transportation Development Corp. Industrial Revenue	5.250%	8/1/31	2,730	2,864
	New York Transportation Development Corp. Industrial Revenue	2.500%	10/31/31	1,250	1,035
	New York Transportation Development Corp. Industrial Revenue	5.000%	1/1/33	8,610	8,861
	New York Transportation Development Corp. Industrial Revenue	5.000%	1/1/34	5,000	5,134
	New York Transportation Development Corp. Industrial Revenue	4.000%	10/31/34	1,115	1,076
	New York Transportation Development Corp. Industrial Revenue	5.000%	10/1/35	10,100	10,668
	New York Transportation Development Corp. Industrial Revenue	4.000%	1/1/36	5,000	4,952
	New York Transportation Development Corp. Industrial Revenue	5.000%	1/1/36	9,000	9,205
	New York Transportation Development Corp. Industrial Revenue	5.375%	8/1/36	4,000	4,209
	New York Transportation Development Corp. Industrial Revenue	5.000%	10/1/40	10,000	10,325
	New York Transportation Development Corp. Industrial Revenue	4.000%	10/31/41	4,880	4,301
	New York Transportation Development Corp. Industrial Revenue	4.375%	10/1/45	12,700	12,260
	New York Transportation Development Corp. Industrial Revenue	4.000%	10/31/46	775	652
	New York Transportation Development Corp. Industrial Revenue	4.000%	4/30/53	10,000	8,045
[5]	New York Transportation Development Corp. Industrial Revenue (Terminal 4 John F.Kennedy International Airport Project)	4.000%	12/1/42	1,025	974
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/26	490	501
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/27	700	725
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/28	700	735
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/29	650	690
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/30	500	535
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/31	800	856
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/31	10,000	10,797
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/32	1,000	1,068
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/32	5,155	5,597
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/33	850	908
34

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/33	6,305	6,843
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/34	800	853
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/34	6,000	6,504
	New York Transportation Development Corp. Port, Airport & Marina Revenue	6.000%	4/1/35	11,490	13,019
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/35	4,945	5,335
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/36	5,500	5,884
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/37	750	786
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/37	7,500	7,953
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.500%	6/30/38	2,000	2,203
	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	12/1/38	1,560	1,518
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/38	4,440	4,716
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/38	3,945	4,157
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.500%	6/30/39	1,000	1,097
	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	12/1/39	680	659
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/39	3,000	3,154
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.625%	4/1/40	21,000	22,819
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.500%	6/30/40	875	955
[5]	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	12/1/40	1,720	1,663
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/40	2,500	2,612
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.500%	6/30/41	850	924
[5]	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/41	2,060	1,899
	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	12/1/41	500	474
[5]	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	12/1/41	1,955	1,874
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/41	2,000	2,081
	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	12/1/42	500	470
	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	12/1/42	3,280	3,150
	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	12/1/42	5,500	5,168
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/42	2,500	2,591
	New York Transportation Development Corp. Port, Airport & Marina Revenue	6.000%	6/30/54	28,500	31,232
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.375%	6/30/60	22,220	23,201
	Niagara Area Development Corp. Health, Hospital, Nursing Home Revenue (Catholic Health Sytem Inc Program)	4.500%	7/1/52	4,455	3,375
[5]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	12/1/51	5,435	3,674
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/15/28	50	52
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	10/1/29	8,555	8,018
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	10/1/30	13,990	12,959
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/32	2,740	2,912
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/1/35	2,400	2,428
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/36	1,625	1,639
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/36	2,000	2,188
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/37	3,250	3,250
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/37	2,000	2,000
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/37	2,650	2,871
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/38	2,510	2,703
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/39	1,000	980
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/39	5,000	5,379
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/40	3,620	3,514
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/41	1,000	960
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/42	5,000	5,071
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.500%	8/1/52	13,750	14,705
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	9,750	9,955
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue AMT	5.000%	7/15/38	4,000	4,306
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue AMT	5.000%	7/15/39	3,000	3,220
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,000	2,002
	Suffolk Regional Off-Track Betting Co. Casinos Revenue	5.000%	12/1/34	4,000	4,039
	Suffolk Regional Off-Track Betting Co. Casinos Revenue	6.000%	12/1/53	8,500	8,580
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/50	2,000	1,794
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/50	4,455	4,425
	Syracuse Industrial Development Agency Miscellaneous Revenue (Carousel Center Project)	5.000%	1/1/30	2,750	2,074
	Syracuse Industrial Development Agency Miscellaneous Revenue (Carousel Center Project)	5.000%	1/1/31	1,000	752
	Syracuse Industrial Development Agency Miscellaneous Revenue (Carousel Center Project)	5.000%	1/1/32	2,370	1,780
	Syracuse Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/35	550	540
	Syracuse Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/36	500	485
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.500%	5/15/52	2,000	2,195
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	10,930	11,277
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/49	3,865	4,055
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/51	9,855	10,342
	Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/53	15,470	16,732
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/54	6,500	6,778
35

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/56	13,335	12,499
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/56	5,000	5,222
	Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/57	20,500	22,376
[5]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/51	3,500	2,616
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.125%	5/15/52	7,500	7,248
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/52	6,000	6,437
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/54	5,000	5,311
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/56	17,720	18,153
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/53	8,000	7,700
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/62	5,000	5,350
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/64	27,500	29,652
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/64	12,970	13,902
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/64	10,000	10,686
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/40	2,940	2,794
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/36	7,050	7,268
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/41	2,225	2,262
[1]	Westchester County Industrial Development Agency Port, Airport & Marina Revenue	7.000%	6/1/46	8,195	7,088
	Westchester County Local Development Corp. College & University Revenue	5.500%	5/1/42	9,000	9,000
[1]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.200%	7/1/28	3,875	3,783
[5]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.750%	11/1/48	2,230	2,516
[5]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/51	1,595	1,663
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	6.250%	11/1/52	5,960	6,644
[1]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.500%	7/1/56	5,000	4,190
[1]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/56	10,930	9,971
					1,732,229
North Carolina (0.7%)
	Brunswick County NC Enterprise Systems Water Revenue	3.000%	4/1/46	1,000	768
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/35	3,310	3,322
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/37	700	762
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/38	1,400	1,513
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/39	1,800	1,935
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/40	1,625	1,738
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/43	2,500	2,640
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/44	1,940	2,043
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/44	9,460	9,910
[5]	Greater Asheville Regional Airport Authority Port, Airport & Marina Revenue	5.250%	7/1/39	1,395	1,532
	Inlivian Local or Guaranteed Housing Revenue	4.450%	6/1/41	2,500	2,480
	Inlivian Local or Guaranteed Housing Revenue PUT	4.750%	3/1/27	9,710	9,865
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	975	1,027
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	500	527
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	2,380	2,340
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	1/1/54	4,990	5,273
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	850	850
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.000%	2/1/33	1,500	1,371
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.000%	2/1/34	1,475	1,346
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	4,270	3,958
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	3,510	2,674
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	11/1/52	6,780	6,445
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.000%	10/1/26	2,670	2,656
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.000%	10/1/30	3,000	2,931
	North Carolina State Education Assistance Authority Student Loan Revenue	3.125%	6/1/39	35	33
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/43	5,650	5,795
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/44	12,000	12,289
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	1,705	1,732
[5]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	2,000	2,061
	Raleigh Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/26	4,880	4,946
	Union NC Enterprise System County Water Revenue	3.000%	6/1/46	9,250	7,131
	Union NC Enterprise System County Water Revenue	3.000%	6/1/51	3,525	2,581
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/43	1,970	1,833
					108,307
North Dakota (0.3%)
	Cass County Joint Water Resource District Intergovernmental Agreement Revenue	3.450%	4/1/27	3,805	3,798
	Cass County Joint Water Resource District Intergovernmental Agreement Revenue, ETM	0.480%	5/1/24	1,000	1,000
	Cass County ND Health, Hospital, Nursing Home Revenue	5.250%	2/15/58	5,000	5,070
[5]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/46	2,000	1,521
[5]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/51	9,000	6,502
[5]	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/51	3,085	2,906
[5]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/53	13,225	13,471
36

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	4,705	4,628
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	6,000	5,658
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/43	5,000	4,503
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/53	1,000	839
					49,896
Ohio (2.6%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	200	190
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	1,100	1,043
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	200	187
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	740	681
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	2,000	1,811
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/33	2,530	2,541
	Beachwood City School District GO	5.250%	12/1/57	10,000	10,562
[2]	Brunswick City School District GO	5.500%	12/1/60	3,910	4,178
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/36	1,000	1,062
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	3,000	2,955
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	5,825	5,689
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	3.000%	6/1/48	11,400	8,331
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/48	30,680	27,318
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/55	79,500	71,969
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/37	1,750	1,707
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/47	3,195	2,869
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/50	2,500	2,205
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	5,700	5,832
	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/27	3,510	3,610
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.500%	8/1/47	2,500	2,610
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.500%	8/1/52	2,500	2,586
[1]	Cleveland-Cuyahoga County Port Authority Tax Allocation Revenue	4.000%	12/1/55	2,155	1,694
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	5,630	5,734
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/52	4,025	4,074
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/33	400	429
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/34	385	414
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/35	500	539
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/36	450	483
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/37	435	463
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/38	700	739
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/39	705	742
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	4.000%	12/1/37	3,040	3,062
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	4.000%	12/1/38	1,610	1,611
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	4.000%	12/1/39	1,665	1,666
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/51	8,750	9,036
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/40	4,000	3,829
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/45	2,785	2,563
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	5/15/47	5,500	5,233
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/55	8,700	7,604
[4]	Franklin County OH Health, Hospital, Nursing Home Revenue PUT	3.700%	8/1/24	7,500	7,500
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/32	1,795	1,737
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/36	2,025	1,834
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	1,000	1,051
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	1,500	1,501
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	2,445	2,505
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/42	3,050	3,067
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/46	2,485	2,311
	Hamilton County OH Health, Hospital, Nursing Home Revenue	3.750%	8/15/50	5,000	4,378
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/50	31,590	30,244
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/51	5,000	4,529
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/37	1,000	993
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/47	1,500	1,387
	Kenton City School District GO	4.000%	11/1/58	4,655	4,263
	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	3,810	3,837
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/48	19,850	19,713
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	1,000	1,059
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	750	801
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,000	1,073
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	800	857
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,000	1,068
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	7,600	7,163
37

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/47	3,450	3,123
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	5,840	5,119
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/51	4,975	3,516
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	2,145	1,880
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	2,665	2,419
	Ohio Air Quality Development Authority Electric Power & Light Revenue PUT	4.250%	6/1/27	3,900	3,850
[1]	Ohio Air Quality Development Authority Industrial Revenue (Pratt Paper OH LLC Project)	4.250%	1/15/38	26,680	26,135
[1]	Ohio Air Quality Development Authority Industrial Revenue (Pratt Paper OH LLC Project)	4.500%	1/15/48	12,200	11,718
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/40	1,310	1,184
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/41	1,450	1,296
[2]	Ohio Health, Hospital, Nursing Home Revenue	3.000%	1/15/45	2,445	1,895
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/50	2,215	2,272
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/47	1,500	1,292
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/52	6,000	4,974
	Ohio Higher Educational Facility Commission College & University Revenue (Tiffin University 2019 Program)	4.000%	11/1/49	1,045	739
	Ohio Hospital Health, Hospital, Nursing Home Revenue	4.000%	1/15/37	3,440	3,464
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/55	4,315	4,704
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/39	2,330	2,591
	Port of Greater Cincinnati Development Authority Revenue PUT	4.375%	6/15/26	3,680	3,583
	Summit County Development Finance Authority Auto Parking Revenue (University Of Akron Parking Project)	5.750%	12/1/53	1,950	2,059
	Summit County Development Finance Authority Auto Parking Revenue (University Of Akron Parking Project)	6.000%	12/1/58	2,695	2,873
					403,408
Oklahoma (0.4%)
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	1,000	1,003
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,900	1,904
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,000	1,002
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	7,390	7,478
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/45	4,895	4,777
	Oklahoma County Finance Authority Revenue	5.875%	12/1/47	4,600	3,574
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/38	1,085	1,099
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.250%	8/15/43	10,750	10,966
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/44	1,000	998
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.250%	8/15/48	19,320	19,522
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/57	9,070	9,226
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/28	540	543
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/29	400	403
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/31	1,870	1,886
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/32	500	504
					64,885
Oregon (0.9%)
	Forest Grove OR College & University Revenue	4.000%	5/1/40	1,590	1,397
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/45	4,660	4,817
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/50	5,305	4,809
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/41	1,995	2,206
	Oregon GO	5.000%	6/1/41	1,815	2,009
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	2,580	1,836
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	3.500%	1/1/40	820	804
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/44	150	150
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.750%	1/1/50	3,205	3,203
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/51	3,250	3,212
	Oregon State Facilities Authority College & University Revenue (Willamette University Project)	4.000%	10/1/51	7,500	6,096
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	4,375	4,480
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	4.125%	6/1/52	4,010	3,679
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/52	11,790	12,174
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/32	3,600	3,669
	Port of Portland OR Airport Port, Airport & Marina Revenue	4.000%	7/1/35	6,345	6,371
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,029
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/36	2,660	2,730
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/36	2,125	2,238
	Port of Portland OR Airport Port, Airport & Marina Revenue	4.000%	7/1/37	16,595	16,298
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/37	2,000	2,178
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/38	4,050	4,376
	Port of Portland OR Airport Port, Airport & Marina Revenue	4.000%	7/1/47	30,000	27,636
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.500%	7/1/48	5,000	5,407
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	1,625	1,566
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/52	2,375	2,254
	University of Oregon College & University Revenue	5.000%	4/1/50	5,000	5,210
[2]	University of Oregon College & University Revenue	3.500%	4/1/52	8,370	6,873
38

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Yamhill Clackamas & Washington Counties School District No. 29J Newberg GO	0.000%	6/15/45	9,025	3,079
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/56	2,220	1,701
					143,487
Pennsylvania (7.4%)
	Allegheny County Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/31	3,000	3,225
	Allegheny County Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/33	5,000	5,366
	Allegheny County Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/36	5,700	5,634
	Allegheny County Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/37	5,750	5,665
	Allegheny County Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/41	5,255	5,063
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	2,200	2,306
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/36	3,140	3,184
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	7,000	6,928
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	4,685	4,718
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/38	4,510	4,505
[5]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/32	1,405	1,427
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/52	7,500	8,341
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/42	5,125	5,222
[1]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	6.000%	5/1/42	7,445	7,697
[1]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/33	1,250	1,270
[1]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.250%	5/1/42	5,305	5,141
[1]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.375%	5/1/42	2,075	2,017
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	4.000%	10/1/29	980	926
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	5.000%	10/1/39	1,680	1,568
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	5.000%	10/1/49	1,515	1,306
	Bethel Park Municipal Authority Lease Revenue	3.000%	9/1/40	1,000	814
	Bethel Park Municipal Authority Lease Revenue	3.000%	9/1/41	500	403
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/47	2,500	2,289
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/52	2,000	1,785
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/42	1,500	1,417
[5]	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/53	5,260	3,696
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/51	1,585	1,145
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/54	5,260	4,084
	Bucks County IDA Local or Guaranteed Housing Revenue	4.000%	3/1/25	185	184
	Bucks County IDA Local or Guaranteed Housing Revenue	5.000%	3/1/33	1,865	1,944
	Bucks County IDA Local or Guaranteed Housing Revenue	4.000%	3/1/41	2,630	2,516
	Capital Region Water Sewer Revenue	5.000%	7/15/42	4,000	4,100
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/51	10,000	9,134
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/51	1,400	701
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/51	5,605	3,382
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue (Simpson Senior Services Project)	5.250%	12/1/45	600	393
	Chester County IDA Charter School Aid Revenue	5.000%	3/1/27	1,000	1,009
	Chester County IDA Recreational Revenue	4.000%	12/1/51	5,695	5,347
[1]	Chester County IDA Special Assessment Revenue (Woodlands at Graystone Project)	4.375%	3/1/28	100	98
[1]	Chester County IDA Special Assessment Revenue (Woodlands at Graystone Project)	5.000%	3/1/38	1,025	989
[1]	Chester County IDA Special Assessment Revenue (Woodlands at Graystone Project)	5.125%	3/1/48	858	787
[2]	Coatesville School District GO	0.000%	10/1/33	775	527
[2]	Coatesville School District GO	0.000%	10/1/37	2,050	1,128
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/34	8,250	8,718
[5]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	4,625	4,564
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/49	14,295	13,002
[1]	Dauphin County General Authority College & University Revenue	5.125%	10/15/41	3,775	2,901
[1]	Dauphin County General Authority College & University Revenue	6.250%	10/15/53	4,000	3,215
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	2.000%	10/1/29	1,200	1,056
[1]	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,015	1,025
[1]	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.375%	7/1/39	2,000	2,004
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	2,850	2,726
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	3,360	2,709
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	1,725	1,601
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/49	4,175	3,855
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	650	670
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	375	387
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	7/1/29	295	306
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/29	465	504
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/50	6,000	5,235
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/51	2,730	2,357
	East Hempfield Township IDA College & University Revenue, Prere.	5.000%	7/1/24	1,625	1,627
	East Hempfield Township IDA College & University Revenue, Prere.	5.000%	7/1/24	3,175	3,178
	East Hempfield Township IDA Local or Guaranteed Housing Revenue, Prere.	5.000%	7/1/25	1,060	1,075
39

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/29	150	145
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/38	1,000	895
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/39	385	341
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/48	1,400	1,142
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/49	1,600	1,297
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/54	2,950	2,307
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/50	15,810	14,564
[2]	Indiana County IDA Local or Guaranteed Housing Revenue	4.000%	5/1/54	1,000	922
	Lackawanna County IDA College & University Revenue	4.000%	11/1/40	6,000	5,593
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/51	18,350	18,701
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/51	3,000	2,736
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/41	2,175	1,982
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/51	6,300	5,122
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/33	2,940	2,948
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	10,330	10,273
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	10,515	9,584
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/40	2,000	1,949
	Montgomery County Higher Education and Health Authority College & University Revenue	5.750%	4/1/40	3,530	3,465
	Montgomery County Higher Education and Health Authority College & University Revenue	5.250%	11/1/42	3,640	3,659
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	3,765	3,813
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	2,800	2,808
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/57	32,415	32,922
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/35	2,000	2,005
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/38	1,165	1,155
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/39	2,545	2,504
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/49	8,160	7,362
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/51	4,750	4,242
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/51	1,375	1,390
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/1/40	5,000	4,556
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.375%	1/1/50	10,120	8,695
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	4.000%	1/15/25	190	190
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	1,730	1,747
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	11,300	11,411
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	10,885	10,992
	Montgomery County PA IDA Industrial Revenue	4.100%	6/1/29	4,445	4,555
	Montgomery County PA IDA Industrial Revenue PUT	4.100%	4/3/28	4,780	4,873
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	3.000%	3/1/49	3,500	2,512
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	4.000%	3/1/49	1,700	1,527
	Moon IDA Health, Hospital, Nursing Home Revenue	6.000%	7/1/45	1,600	1,192
	Moon IDA Health, Hospital, Nursing Home Revenue	6.125%	7/1/50	15,000	11,036
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	10,000	9,218
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/37	765	735
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.500%	6/30/37	5,350	5,945
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.500%	6/30/38	3,350	3,704
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.500%	6/30/41	5,500	6,010
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.750%	6/30/48	8,000	8,686
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	6.000%	6/30/61	21,500	23,575
[5]	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.750%	12/31/62	5,000	5,512
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (P3 Project)	5.000%	12/31/38	8,950	8,971
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (Pennsylvania Bridges Finance Co. LP Project)	5.000%	6/30/24	350	350
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (Pennsylvania Bridges Finance Co. LP Project)	5.000%	6/30/26	870	876
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (Pennsylvania Bridges Finance Co. LP Project)	5.000%	12/31/26	750	756
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (Pennsylvania Bridges Finance Co. LP Project)	5.000%	12/31/28	895	905
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (Pennsylvania Bridges Finance Co. LP Project)	5.000%	12/31/29	12,655	12,811
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (Pennsylvania Bridges Finance Co. LP Project)	5.000%	12/31/30	640	648
	Pennsylvania Economic Development Financing Authority Appropriations Revenue AMT	5.250%	6/30/53	10,000	10,362
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/37	500	505
40

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/40	3,820	3,723
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/42	5,000	4,802
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/42	5,500	5,271
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/43	2,875	2,726
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/45	9,300	8,775
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/15/46	9,900	7,435
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/48	855	792
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/50	11,935	10,941
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/51	9,230	8,382
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/53	1,130	1,006
[1]	Pennsylvania Economic Development Financing Authority Industrial Revenue (Consol Energy Inc. Project) PUT	9.000%	4/13/28	2,000	2,195
[4]	Pennsylvania Economic Development Financing Authority Resource Recover Revenue PUT	4.100%	8/1/45	10,000	10,000
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	2.150%	7/1/24	10,300	10,241
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.580%	8/1/24	5,700	5,646
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	1.750%	8/1/24	35,000	34,736
[4]	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	5.000%	6/1/29	1,550	1,629
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	5.000%	6/1/30	425	444
[4]	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	5.000%	6/1/30	2,365	2,508
[4]	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	5.000%	6/1/31	2,315	2,473
[4]	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	5.000%	6/1/32	2,000	2,144
[4]	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	5.000%	6/1/33	1,875	2,019
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	2.450%	6/1/41	3,925	3,305
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	2.625%	6/1/42	2,780	2,330
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/53	2,970	3,113
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/53	4,500	4,859
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	10/1/54	4,805	5,187
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue AMT	4.000%	4/1/39	1,705	1,691
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	4,000	4,189
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/36	1,500	1,543
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	5,935	6,193
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/37	6,245	6,351
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/37	1,650	1,683
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	1,405	1,477
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	4,230	4,660
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/39	12,000	12,206
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	8,110	8,611
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	6,575	7,222
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	16,415	16,622
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	4,815	5,224
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	7,000	7,079
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	5,000	5,100
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	3,885	4,281
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/42	3,350	2,723
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	9,500	9,841
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/44	3,000	2,858
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	2,500	2,605
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	10,170	9,612
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	2,500	2,363
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	6/1/47	5,000	5,130
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	15,295	16,190
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/47	1,495	1,628
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/48	10,000	10,625
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/50	8,975	8,334
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/50	14,150	14,841
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	3,000	2,194
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	3,155	2,261
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	8,525	7,844
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/52	1,000	1,078
[6]	Pennsylvania Turnpike Commission Highway Revenue, 5.125% coupon rate effective 6/1/24	0.000%	12/1/39	8,300	8,631
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/43	5,000	5,194
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	8,475	8,048
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	7,325	6,740
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/53	6,675	6,094
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/33	1,000	1,012
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/34	1,000	1,012
[5]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/39	1,500	1,509
41

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/42	6,335	6,466
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,000	1,015
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,014
[1]	Philadelphia IDA Charter School Aid Revenue	5.375%	6/15/38	750	759
	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/39	2,760	2,619
	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/39	1,600	1,521
[1]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/40	815	807
	Philadelphia IDA Charter School Aid Revenue	4.000%	6/1/41	950	806
[1]	Philadelphia IDA Charter School Aid Revenue	5.500%	6/15/43	1,000	1,007
	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/49	3,230	2,878
	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/50	1,750	1,541
[1]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/50	1,500	1,418
	Philadelphia IDA Charter School Aid Revenue	4.000%	6/1/51	640	494
	Philadelphia IDA Charter School Aid Revenue	4.000%	6/1/56	700	528
	Philadelphia IDA College & University Revenue	4.000%	11/1/35	2,000	2,004
	Philadelphia IDA College & University Revenue	4.000%	11/1/36	1,625	1,620
	Philadelphia IDA College & University Revenue	4.000%	11/1/37	1,585	1,558
	Philadelphia IDA College & University Revenue	4.000%	11/1/38	1,265	1,230
	Philadelphia IDA College & University Revenue	4.000%	11/1/45	3,000	2,695
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.500%	9/1/37	1,190	1,299
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.250%	11/1/47	3,845	4,030
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.250%	11/1/52	4,180	4,342
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.500%	11/1/60	20,000	20,992
	Philadelphia IDA Government Fund/Grant Revenue	5.000%	11/1/42	1,000	1,007
	Philadelphia IDA Government Fund/Grant Revenue	5.000%	11/1/47	2,500	2,505
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/42	6,600	6,665
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/33	2,500	2,586
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/34	5,680	5,874
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/35	7,680	7,934
[5]	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/37	2,800	2,767
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/37	4,000	4,104
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/38	1,000	996
[5]	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/38	1,550	1,531
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/39	2,000	1,975
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/40	1,695	1,659
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/42	7,350	7,452
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/40	9,000	9,584
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/42	7,975	8,245
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/50	5,000	5,254
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/52	20,935	22,806
	Philadelphia PA Water & Wastewater Water Revenue	5.250%	10/1/52	7,000	7,227
[5]	Philadelphia PA Water & Wastewater Water Revenue	5.500%	9/1/53	2,015	2,234
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/54	8,000	8,267
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	7/1/24	3,640	3,646
	Philadelphia School District GO	5.000%	9/1/32	1,500	1,585
	Philadelphia School District GO	5.000%	9/1/34	2,450	2,586
	Philadelphia School District GO	5.000%	9/1/36	2,200	2,308
	Philadelphia School District GO	5.000%	9/1/44	4,000	4,150
	Pittsburgh PA GO	4.000%	9/1/32	500	509
	Pittsburgh PA GO	4.000%	9/1/33	510	520
	School District of Philadelphia GO	5.250%	9/1/42	14,860	16,303
	School District of Philadelphia GO	5.250%	9/1/42	2,540	2,787
	School District of Philadelphia GO	5.500%	9/1/48	5,410	5,913
	Susquehanna Area Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/35	1,000	1,016
	Susquehanna Area Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/38	1,500	1,510
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/37	1,000	900
[1]	Westmoreland County PA IDA Revenue	4.720%	7/1/35	35,000	33,387
	Wilkes-Barre Finance Authority College & University Revenue (Wilkes University Project)	4.000%	3/1/42	1,600	1,249
					1,131,642
Puerto Rico (2.5%)
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	484	481
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	2,306	2,321
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	8,943	9,295
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	19,299	20,796
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	32,525	36,253
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	24,466	16,019
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	39,233	38,581
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	12,660	12,249
	Commonwealth of Puerto Rico GO	4.000%	7/1/37	6,516	6,226
42

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Puerto Rico GO	4.000%	7/1/41	5,374	4,982
	Commonwealth of Puerto Rico GO	4.000%	7/1/46	1,882	1,690
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/28	1,045	1,088
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	5,095	5,345
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	2,280	2,410
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	3,540	3,759
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	1,750	1,858
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	5,535	5,918
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	8,120	8,472
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	10,695	11,213
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	10,000	9,301
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/47	3,230	2,896
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	165	175
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	355	377
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	40	43
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	40	42
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	140	130
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	50	46
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	45	41
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	40	36
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	35	31
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	150	133
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	13,513	11,966
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	19,096	15,643
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	1,000	817
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	8,900	6,703
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	3,103	2,139
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	101,197	98,765
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	15,385	15,015
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/51	4,092	933
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.750%	7/1/53	21,174	20,622
					374,810
Rhode Island (0.3%)
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/31	1,010	1,021
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/32	1,360	1,372
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/33	1,365	1,377
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/34	1,330	1,341
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/35	1,025	1,040
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/35	1,685	1,709
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/36	1,000	1,010
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/36	1,590	1,606
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/37	1,250	1,257
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/37	1,270	1,277
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	4,500	4,355
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	5,500	5,150
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.250%	5/15/54	6,000	6,259
	Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/25	850	861
	Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/28	800	840
	Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/29	1,830	1,940
	Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/30	1,900	2,016
	Rhode Island Student Loan Authority Student Loan Revenue	2.250%	12/1/39	4,425	3,691
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/29	4,530	4,594
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	4,000	4,056
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	4.500%	6/1/45	3,120	3,086
					49,858
South Carolina (1.2%)
	Berkeley County SC Special Assessment Revenue	4.375%	11/1/49	1,500	1,221
	Greenville SC Housing Authority Local or Guaranteed Housing Revenue (Cherokee Landing Apartments Project)	4.910%	7/1/43	1,700	1,663
43

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/44	6,000	6,236
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	3/1/31	6,945	7,409
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	8/1/31	5,555	5,842
	Patriots Energy Group Natural Gas Revenue	4.000%	6/1/51	3,000	2,630
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/34	3,500	3,553
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/32	660	710
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/64	10,000	10,530
[1]	South Carolina Jobs-Economic Development Authority Charter school Aid Revenue (Green Charter School Project)	4.000%	6/1/46	5,925	4,272
[1]	South Carolina Jobs-Economic Development Authority Charter school Aid Revenue (Green Charter School Project)	4.000%	6/1/56	5,200	3,451
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/15/28	5,000	5,021
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/46	15,000	15,130
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	2/1/48	5,250	5,149
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/48	4,880	4,500
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/53	12,500	13,275
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Woodlands at Furman Project)	4.000%	12/1/44	7,500	7,137
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	7/1/47	7,480	7,572
	South Carolina Jobs-Economic Development Authority Local or Guaranteed Housing Revenue	4.000%	4/1/52	10,500	9,663
[1]	South Carolina Jobs-Economic Development Authority Resource Recovery Revenue	6.500%	6/1/51	3,750	2,177
	South Carolina Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/29	2,040	2,134
	South Carolina Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/30	2,000	2,095
	South Carolina Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/36	2,445	2,448
	South Carolina Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/38	1,905	1,852
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/40	5,860	5,721
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/46	8,860	8,148
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/51	5,170	4,633
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/52	21,700	19,349
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/55	4,100	3,581
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/31	3,840	3,927
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/31	2,175	2,235
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/35	990	1,010
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/36	5,030	5,142
	South Island Public Service District Water Revenue	5.000%	4/1/47	5,000	5,286
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/34	3,015	3,352
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/43	1,775	1,671
					189,725
South Dakota (0.1%)
	Lincoln County SD College & University Revenue	4.000%	8/1/56	3,040	2,358
	Lincoln County SD College & University Revenue	4.000%	8/1/61	2,650	2,008
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	14,005	13,015
					17,381
Tennessee (1.2%)
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	1,000	990
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,000	965
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	3,000	3,083
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/49	7,885	8,056
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	2,000	2,025
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	11/15/48	5,000	4,428
[2]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.500%	7/1/54	1,275	1,369
[2]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.500%	7/1/59	1,840	1,964
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	525	537
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	750	804
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	500	540
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/34	1,210	1,231
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/39	2,400	2,385
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.250%	5/1/48	3,350	3,557
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/48	1,800	1,696
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.250%	5/1/53	5,350	5,643
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	5.250%	10/1/58	2,450	2,464
44

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Government Nashville & Davidson County Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,240	2,460
	Metropolitan Government Nashville & Davidson County Industrial Development Board Resource Recovery Revenue (Waste Management Inc. Tennessee Project) PUT	0.580%	8/1/24	1,200	1,189
[1]	Metropolitan Government Nashville & Davidson County Industrial Development Board Special Assessment Revenue	0.000%	6/1/43	3,250	1,142
[1]	Metropolitan Government Nashville & Davidson County Industrial Development Board Special Assessment Revenue	4.000%	6/1/51	2,450	1,975
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	4,000	4,243
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	2,200	2,363
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.500%	7/1/36	1,250	1,415
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.500%	7/1/37	1,000	1,121
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.500%	7/1/52	9,000	9,607
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/54	5,250	4,801
	Tennergy Corp. Natural Gas Revenue PUT	5.000%	10/1/24	26,080	26,185
	Tennergy Corp. Natural Gas Revenue PUT	4.000%	9/1/28	15,120	14,993
	Tennergy Corp. Natural Gas Revenue PUT	5.500%	12/1/30	3,500	3,679
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/26	3,745	3,802
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	16,480	16,657
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/28	27,825	28,665
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	7,410	7,409
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	7/1/39	120	120
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	1,795	1,764
					175,327
Texas (6.5%)
	Alamito Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	8/1/26	3,796	3,852
	Angelina & Neches River Authority Industrial Development Corporation Solid Waste Disposal And Wastewater Treatment Facilities Revenue Bonds (Jefferson Enterprise Energy, LLC Project)	7.500%	12/1/45	1,450	1,006
[1]	Angelina & Neches River Authority Industrial Revenue	7.500%	12/1/45	2,500	1,657
[1]	Anna TX Special Assessment Revenue	7.000%	9/15/42	4,249	4,285
[1]	Anna TX Special Assessment Revenue	7.375%	9/15/52	6,000	6,198
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.500%	2/15/56	2,500	1,757
[1]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	6.750%	2/15/62	3,560	3,511
[16]	Aubrey Independent School District GO	4.000%	2/15/52	2,250	2,131
[1]	Aubrey TX Special Assessment Revenue	6.000%	9/1/53	1,249	1,250
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/28	1,200	1,208
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/29	1,175	1,185
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/30	1,025	1,035
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/31	1,200	1,212
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/28	2,255	2,373
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/31	1,035	1,061
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/33	1,155	1,184
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/34	2,000	2,193
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/35	1,750	1,911
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/49	4,000	4,174
[16]	Bastrop Independent School District GO	5.000%	2/15/53	9,530	10,086
[16]	Bonham Independent School District GO	4.000%	2/15/53	2,500	2,319
[16]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/48	10,000	10,648
[1]	Celina TX Special Assessment Revenue	3.500%	9/1/42	1,038	778
[1]	Celina TX Special Assessment Revenue	4.000%	9/1/51	2,360	1,848
[1]	Celina TX Special Assessment Revenue	6.750%	9/1/53	1,718	1,701
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	1,780	1,815
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/32	4,090	3,052
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/33	3,000	2,146
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/33	1,300	1,328
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/34	1,350	1,377
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/36	1,500	1,535
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/37	1,650	1,668
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/41	6,000	5,706
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/41	800	784
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/44	20,755	19,873
[2]	Central Texas Regional Mobility Authority Highway Revenue	3.000%	1/1/46	4,740	3,719
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/50	5,600	5,232
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/51	4,400	4,091
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	1,000	1,017
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	17,935	17,964
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	6.125%	8/15/48	19,300	19,613
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	2.500%	10/1/31	500	372
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	4.000%	10/1/50	1,250	785
[1]	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/50	1,250	909
45

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Crandall TX Special Assessment Revenue	4.125%	9/15/26	100	97
[1]	Crandall TX Special Assessment Revenue	4.000%	9/15/31	200	188
[1]	Crandall TX Special Assessment Revenue	4.750%	9/15/31	200	193
[1]	Crandall TX Special Assessment Revenue	4.250%	9/15/41	925	808
[1]	Crandall TX Special Assessment Revenue	5.000%	9/15/41	250	237
[1]	Crandall TX Special Assessment Revenue	5.250%	9/15/51	750	704
	Dallas TX GO	4.000%	2/15/40	6,250	6,262
	Dallas TX GO	4.000%	2/15/41	3,125	3,105
[16]	Denton Independent School District GO	5.000%	8/15/53	22,835	24,204
[16]	Dripping Springs Independent School District GO	5.000%	2/15/53	4,000	4,229
[16]	Edgewood Independent School District/Van Zandt County GO	4.000%	2/15/53	6,710	6,265
[1]	Fate TX Special Assessment Revenue	5.375%	8/15/44	548	519
[1]	Fate TX Special Assessment Revenue	5.750%	8/15/54	1,121	1,064
	Forney Independent School District GO	0.000%	8/15/37	325	181
	Forney Independent School District GO	0.000%	8/15/38	1,400	734
[16]	Fort Bend Independent School District GO PUT	2.375%	8/1/24	1,960	1,949
[16]	Georgetown Independent School District GO	3.000%	8/15/40	4,500	3,806
	Grand Parkway Transportation Corp. Highway Revenue	5.450%	10/1/34	19,625	21,436
	Grand Parkway Transportation Corp. Highway Revenue	4.000%	10/1/45	5,410	5,130
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	4/1/28	3,080	3,236
	Harris County Cultural Education Facilities Finance Corp. College & University Revenue Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	2,500	2,697
	Harris County Cultural Education Facilities Finance Corp. Recreational Revenue	5.000%	6/1/38	2,500	2,234
	Harris County Industrial Development Corp. Industrial Revenue PUT	4.050%	6/1/33	15,250	15,100
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/31	500	502
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/32	500	502
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/34	1,100	1,103
[16]	Hays Consolidated Independent School District GO	3.000%	2/15/39	1,750	1,514
[16]	Hays Consolidated Independent School District GO	3.000%	2/15/40	2,000	1,689
[16]	Hays Consolidated Independent School District GO	3.000%	2/15/41	1,350	1,120
	Hays County TX Special Assessment Revenue	7.000%	9/15/45	3,650	3,669
[1]	Hays County TX Special Assessment Revenue	4.000%	9/15/50	975	751
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/37	2,100	2,040
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/41	1,000	898
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/47	6,205	1,641
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/48	6,360	1,581
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/52	5,000	1,034
	Houston TX Airport System Industrial Revenue	4.000%	7/1/41	2,000	1,876
	Houston TX Airport System Industrial Revenue	4.000%	7/15/41	15,000	14,069
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/33	1,220	1,307
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	1,000	1,070
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/35	1,500	1,483
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/35	1,515	1,498
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/36	2,130	2,104
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/36	1,500	1,481
[5]	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	3,850	4,236
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/37	3,375	3,321
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/37	1,775	1,747
[5]	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/37	2,000	2,178
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/38	2,000	1,959
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/38	1,500	1,469
[5]	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/38	2,000	2,161
[5]	Houston TX Airport System Port, Airport & Marina Revenue	5.250%	7/1/39	2,700	2,972
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/46	7,840	7,202
[5]	Houston TX Airport System Port, Airport & Marina Revenue	5.250%	7/1/53	13,000	13,682
[16]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/40	5,460	5,518
[16]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/41	6,155	6,182
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/43	1,500	1,474
[1]	Justin TX Special Assessment Revenue	4.000%	9/1/51	975	803
[16]	Katy Independent School District GO	5.000%	2/15/39	1,125	1,232
[1]	Lakewood Village TX Special Assessment Revenue	5.250%	9/15/42	1,152	1,093
[1]	Lakewood Village TX Special Assessment Revenue	5.375%	9/15/52	2,004	1,889
[16]	Lamar Consolidated Independent School District GO	5.000%	2/15/58	10,000	10,535
[1]	Lavon TX Special Assessment Revenue	4.000%	9/15/42	1,250	1,069
[1]	Lavon TX Special Assessment Revenue	4.375%	9/15/42	535	475
[1]	Lavon TX Special Assessment Revenue	4.125%	9/15/52	3,000	2,448
[1]	Lavon TX Special Assessment Revenue	4.500%	9/15/52	1,000	866
[16]	Liberty Hill Independent School District GO	4.000%	2/1/48	7,500	7,176
[1]	Liberty Hill TX Special Assessment Revenue	3.375%	9/1/42	1,000	758
46

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Liberty Hill TX Special Assessment Revenue	4.125%	9/1/42	446	370
[1]	Liberty Hill TX Special Assessment Revenue	4.000%	9/1/52	2,350	1,833
[1]	Liberty Hill TX Special Assessment Revenue	4.375%	9/1/52	705	567
[1]	Little Elm TX Special Assessment Revenue	6.875%	9/1/52	2,190	2,266
[5]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/37	7,080	7,239
[5]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/40	3,080	3,081
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/28	3,805	3,953
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/45	7,015	7,327
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/46	7,630	7,965
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.500%	5/15/47	6,720	7,317
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/50	3,250	3,361
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/50	5,000	5,200
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/51	6,500	6,756
	Lower Colorado River Authority Intergovernmental Agreement Revenue	6.000%	5/15/52	5,000	5,553
[3]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	64	1
[3]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	338	3
[3]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.125%	2/15/30	423	4
[3]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	169	2
[3]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.125%	2/15/42	931	9
[1]	Mesquite TX Special Assessment Revenue (Solterra Public Improvement Area A-1 Projects)	5.500%	9/1/43	3,000	2,927
[1]	Mesquite TX Special Assessment Revenue (Solterra Public Improvement Area A-1 Projects)	5.750%	9/1/53	3,000	2,937
[16]	Midland Independent School District GO	4.000%	2/15/40	1,255	1,256
[16]	Midland Independent School District GO	4.000%	2/15/41	1,375	1,365
[16]	Midland Independent School District GO	5.000%	2/15/50	3,845	3,959
[16]	Midlothian Independent School District GO	3.000%	2/15/45	4,000	3,119
[1]	Midlothian TX Special Assessment Revenue	5.250%	9/15/42	1,000	950
[1]	Midlothian TX Special Assessment Revenue	6.000%	9/15/42	644	637
[1]	Midlothian TX Special Assessment Revenue	5.375%	9/15/52	1,900	1,798
[1]	Midlothian TX Special Assessment Revenue	6.125%	9/15/52	1,000	995
[16]	Mount Vernon Independent School District GO	4.000%	8/15/53	7,010	6,777
[1]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue	6.000%	8/15/37	8,440	8,555
[1]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue	6.000%	8/15/47	5,990	6,007
[1]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue (Cumberland Academy Project)	5.000%	8/15/40	2,500	2,408
[1]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue (Cumberland Academy Project)	5.000%	8/15/50	7,500	6,845
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	10/1/27	3,000	2,948
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	3,750	3,742
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	2,500	2,463
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	1/1/57	4,150	2,952
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/36	4,605	4,020
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/46	4,750	3,754
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/51	4,750	3,645
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy Midtown Park Project)	5.500%	7/1/54	12,620	9,034
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (MRC Senior Living-Langford Project)	5.500%	11/15/52	4,650	3,736
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	6.750%	10/1/52	1,000	932
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	6.875%	10/1/57	6,000	5,618
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Presbyterian Village North Project)	5.250%	10/1/49	2,000	1,702
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Presbyterian Village North Project)	5.250%	10/1/55	6,175	5,104
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Santuary LTC Project)	5.250%	1/1/42	12,500	10,883
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Santuary LTC Project)	5.500%	1/1/57	2,500	2,067
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.000%	1/1/50	590	436
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.000%	1/1/55	2,200	1,581
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Manor Project)	5.000%	11/1/31	1,000	1,016
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	850	871
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	6,600	6,762
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	1,550	1,588
47

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue (NCCD - College Station Project)	5.000%	7/1/35	4,200	3,896
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue (NCCD - College Station Project)	5.000%	7/1/47	10,500	9,739
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/25	1,500	1,518
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/25	4,000	4,049
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/41	5,860	5,881
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/41	990	991
[1]	North Parkway Municipal Management District No. 1 Special Assessment Revenue	4.000%	9/15/41	276	241
[1]	North Parkway Municipal Management District No. 1 Special Assessment Revenue	4.250%	9/15/51	602	502
[1]	North Parkway Municipal Management District No. 1 Special Assessment Revenue (Major Improvements Project)	4.750%	9/15/41	1,500	1,419
[1]	North Parkway Municipal Management District No. 1 Special Assessment Revenue (Major Improvements Project)	5.000%	9/15/51	7,000	6,535
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	3,000	3,022
[2]	North Texas Tollway Authority Highway Revenue	3.000%	1/1/37	1,795	1,613
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/35	5,000	3,318
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/36	3,000	1,893
[16]	Northwest Independent School District GO	5.000%	2/15/49	1,000	1,063
[2]	Pearland TX GO	5.000%	9/1/48	1,150	1,220
[2]	Pearland TX GO	5.000%	9/1/53	1,300	1,367
	Pflugerville Independent School District GO	5.000%	2/15/48	6,495	6,729
[1]	Pilot Point TX Special Assessment Revenue	5.500%	9/15/42	524	512
[1]	Pilot Point TX Special Assessment Revenue	5.625%	9/15/52	1,086	1,058
[1]	Pilot Point TX Special Assessment Revenue	5.625%	9/15/52	1,000	974
[1]	Pilot Point TX Special Assessment Revenue (Mobberly Pub Area #2 Project)	6.000%	9/15/52	2,110	2,122
[1]	Plano TX Special Assessment Revenue	4.000%	9/15/51	3,650	2,758
[1]	Plano TX Special Assessment Revenue	4.375%	9/15/51	1,011	795
[1]	Port Beaumont Navigation District Economic Development Revenue	3.000%	1/1/50	7,750	4,908
[1]	Port Beaumont Navigation District Port, Airport & Marina Revenue	3.625%	1/1/35	2,720	2,332
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/34	1,000	1,072
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/35	1,000	1,069
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/36	1,040	1,107
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/37	1,090	1,150
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/38	1,145	1,199
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/39	1,205	1,256
	Port Freeport TX Port, Airport & Marina Revenue	4.000%	6/1/46	1,555	1,363
	Port Freeport TX Port, Airport & Marina Revenue	4.000%	6/1/51	1,685	1,430
[1]	Princeton TX Special Assessment Revenue (Eastridge Public Imorovement Area No.2 Project)	5.250%	9/1/43	1,000	966
[1]	Princeton TX Special Assessment Revenue (Eastridge Public Imorovement Area No.2 Project)	5.500%	9/1/53	1,315	1,265
[1]	Princeton TX Special Assessment Revenue (Silicy Public Imorovement Area No.1 Project)	7.000%	9/1/43	2,356	2,362
[1]	Princeton TX Special Assessment Revenue (Silicy Public Imorovement Area No.1 Project)	7.000%	9/1/53	2,672	2,639
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/29	300	303
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/25	1,000	1,014
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/46	5,985	6,289
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/26	2,335	2,320
	San Marcos TX Special Assessment Revenue	5.625%	9/1/50	900	886
[1]	Seagoville TX Special Assessment Revenue	6.000%	9/15/44	2,000	1,929
[1]	Seagoville TX Special Assessment Revenue	6.250%	9/15/54	2,052	1,970
[1]	Seagoville TX Special Assessment Revenue	7.000%	9/15/54	3,338	3,176
	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue PUT	3.350%	3/1/28	2,000	1,955
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/51	12,500	12,864
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/53	4,980	4,484
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/53	7,460	7,637
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Air Force Villages Project)	5.000%	5/15/37	2,510	2,406
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Air Force Villages Project)	5.000%	5/15/45	3,585	3,175
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Buckner Senior Living Ventana Project)	6.750%	11/15/47	2,500	2,574
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Buckner Senior Living Ventana Project)	6.750%	11/15/52	3,500	3,590
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/32	5,750	6,319
	Texas GO	4.125%	8/1/46	4,530	4,288
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/26	7,155	7,309
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/24	300	302
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	1,000	1,010
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	760	774
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	6,685	6,885
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/29	17,960	18,612
48

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/30	6,325	6,590
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/31	945	990
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/32	5,740	6,041
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/30	52,250	55,915
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/34	29,700	32,747
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/30	1,655	1,697
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/31	1,700	1,739
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/31	2,895	2,961
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/32	1,795	1,832
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/32	1,700	1,734
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/33	1,500	1,529
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/33	1,250	1,274
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/34	3,305	3,365
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/34	2,000	2,034
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/34	5,685	6,079
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/35	3,280	3,332
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/35	1,000	1,014
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/36	2,420	2,558
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/37	1,000	1,007
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.375%	6/30/37	500	536
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/37	4,195	4,214
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/38	4,025	4,031
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.375%	6/30/38	3,000	3,204
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/38	1,900	1,842
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/39	1,165	1,159
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.375%	6/30/39	3,750	3,991
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/39	1,025	1,019
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/39	1,280	1,235
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/40	1,500	1,476
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.500%	6/30/40	2,250	2,398
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.500%	6/30/41	4,750	5,047
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.500%	6/30/42	5,100	5,409
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.500%	6/30/43	6,450	6,829
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.500%	12/31/58	19,000	20,363
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (Segment 3C Project)	5.000%	6/30/58	17,135	17,242
	Texas Transportation Commission GO PUT	0.650%	4/1/26	1,835	1,700
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/34	2,300	1,504
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/35	2,000	1,241
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/36	1,905	1,120
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/38	500	260
	University of Houston College & University Revenue	5.000%	2/15/56	6,005	6,304
	University of Texas System Regents College & University Revenue	5.000%	8/15/49	2,500	2,813
					1,000,279
Utah (1.1%)
[1]	Black Desert Public Infrastructure District GO	4.000%	3/1/51	2,370	1,727
	Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/44	5,000	5,518
[1]	Mida Mountain Village Public Infrastructure District Special Assessment Revenue	4.000%	8/1/50	6,000	4,909
	Military Installation Development Authority Tax Increment/Allocation Revenue	4.000%	6/1/52	5,000	3,579
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/28	1,225	1,283
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/37	5,000	5,328
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.250%	7/1/37	1,700	1,887
	Salt Lake City UT Airport Port, Airport & Marina Revenue	4.000%	7/1/38	18,660	18,274
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/38	7,000	7,213
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.250%	7/1/38	1,625	1,789
	Salt Lake City UT Airport Port, Airport & Marina Revenue	4.000%	7/1/39	20,000	19,468
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.250%	7/1/39	1,845	2,022
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.250%	7/1/48	16,435	17,401
[5]	Salt Lake City UT Airport Port, Airport & Marina Revenue	4.000%	7/1/51	15,000	13,737
	Salt Lake City UT Airport Port, Airport & Marina Revenue	4.000%	7/1/51	3,500	3,120
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/51	3,500	3,560
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.250%	7/1/53	6,695	7,026
[1]	UIPA Crossroads Public Infrastructure District Tax Allocation Revenue	4.375%	6/1/52	4,000	3,357
	University of Utah College & University Revenue	5.250%	8/1/48	2,090	2,309
	University of Utah College & University Revenue	5.250%	8/1/53	4,215	4,625
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	11,500	11,713
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/43	6,980	7,346
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	1/1/54	3,125	3,426
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.000%	7/1/54	1,295	1,415
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	4.375%	6/1/40	4,500	4,573
49

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.500%	6/1/40	1,250	1,392
[2]	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/40	5,130	5,363
	Wasatch County School District Local Building Authority Lease (Appropriation) Revenue	5.500%	6/1/54	5,000	5,359
					168,719
Vermont (0.1%)
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corporation Program)	4.000%	5/1/45	3,640	2,981
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/41	6,800	6,286
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/27	900	913
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/27	425	434
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/28	1,325	1,344
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/28	550	566
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/29	1,000	1,026
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/29	540	560
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/30	800	825
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/30	550	574
	Vermont Student Assistance Corp. Student Loan Revenue	4.000%	6/15/31	390	389
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/31	575	602
	Vermont Student Assistance Corp. Student Loan Revenue	4.000%	6/15/32	395	394
	Vermont Student Assistance Corp. Student Loan Revenue	3.375%	6/15/36	1,885	1,782
	Vermont Student Assistance Corp. Student Loan Revenue	2.375%	6/15/39	1,920	1,724
					20,400
Virgin Islands (0.2%)
	Virgin Islands Port Authority Port, Airport & Marina Revenue	5.000%	9/1/29	3,500	3,370
	Virgin Islands Port Authority Port, Airport & Marina Revenue	5.000%	9/1/33	4,695	4,356
	Virgin Islands Port Authority Port, Airport & Marina Revenue	5.000%	9/1/44	5,410	4,859
[1]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/30	5,000	5,031
[1]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/33	3,000	3,024
[1]	West Indian Co. Ltd. Port, Airport & Marina Revenue	6.250%	10/1/42	4,000	3,893
[1]	West Indian Co. Ltd. Port, Airport & Marina Revenue	6.500%	4/1/52	4,000	3,831
					28,364
Virginia (1.6%)
	Alexandria Redevelopment & Housing Authority Local or Guaranteed Housing Revenue, ETM	8.250%	4/1/32	270	315
	Amelia County IDA Resource Recovery Revenue	1.450%	4/1/27	3,000	2,746
	Charles City County Economic Development Authority Resource Recovery Revenue	1.450%	4/1/27	1,300	1,190
	Chesapeake Economic Development Authority Electric Power & Light Revenue PUT	3.650%	10/1/27	530	524
	Chesapeake VA Chesapeake Expressway Toll Road Highway Revenue	4.875%	7/15/40	7,800	7,899
[1]	Cutalong II Community Development Authority District Special Assessment Revenue (Cutalong II Project)	4.500%	3/1/55	6,000	4,718
	Fredericksburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/31	1,155	1,156
	Fredericksburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/33	1,000	1,001
[1]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	3,135	2,464
[1]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	6,510	4,629
	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/51	2,090	1,690
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/50	5,990	4,598
	Lexington IDA Health, Hospital, Nursing Home Revenue (Lexington Retirement Community Obligated Group)	4.000%	1/1/31	750	743
	Louisa IDA Nuclear Revenue PUT	3.650%	10/1/27	815	806
[1]	Newport News IDA Revenue	5.330%	7/1/45	17,000	16,687
[1]	Peninsula Town Center Community Development Authority Special Assessment Revenue	5.000%	9/1/45	2,300	2,110
	Richmond Redevelopment & Housing Authority Local or Guaranteed Housing Revenue	4.500%	5/1/40	2,000	1,996
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/45	7,690	6,088
	University of Virginia College and University Revenue	5.000%	9/1/49	5,595	5,880
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.375%	9/1/29	5,130	5,308
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	7.000%	9/1/53	4,430	4,905
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	7.000%	9/1/59	5,465	6,029
	Virginia College Building Authority College & University Revenue	3.000%	9/1/35	2,705	2,529
	Virginia College Building Authority College & University Revenue	3.000%	9/1/36	2,805	2,576
	Virginia College Building Authority College & University Revenue	3.000%	9/1/37	2,845	2,539
[1]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.250%	7/1/30	1,000	1,004
[1]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/35	1,295	1,278
[1]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.250%	7/1/35	2,000	2,003
[1]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/45	1,755	1,595
[1]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/45	5,500	4,998
	Virginia College Building Authority College & University Revenue (Regent University Project)	4.000%	6/1/36	1,300	1,248
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/39	2,250	1,954
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/40	2,000	1,699
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.850%	1/1/25	12,000	11,941
	Virginia Port Authority Commonwealth Port Fund Appropriations Revenue	5.250%	7/1/48	3,000	3,295
50

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Virginia Small Business Financing Authority Highway Revenue	4.000%	7/1/33	5,250	5,302
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/34	7,795	7,870
	Virginia Small Business Financing Authority Highway Revenue	4.000%	7/1/34	4,705	4,748
	Virginia Small Business Financing Authority Highway Revenue	5.000%	7/1/34	5,820	6,205
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/35	220	222
	Virginia Small Business Financing Authority Highway Revenue	5.000%	1/1/35	5,000	5,326
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/36	3,500	3,513
	Virginia Small Business Financing Authority Highway Revenue	5.000%	1/1/37	2,175	2,285
	Virginia Small Business Financing Authority Highway Revenue	5.000%	7/1/37	745	779
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/38	12,225	11,993
	Virginia Small Business Financing Authority Highway Revenue	5.000%	6/30/38	835	875
	Virginia Small Business Financing Authority Highway Revenue	5.000%	12/31/38	835	872
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/39	1,850	1,731
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/39	11,500	11,117
	Virginia Small Business Financing Authority Highway Revenue	5.000%	6/30/39	1,745	1,807
	Virginia Small Business Financing Authority Highway Revenue	4.000%	7/1/39	2,850	2,662
	Virginia Small Business Financing Authority Highway Revenue	5.000%	12/31/39	1,000	1,036
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/40	21,270	20,315
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/40	5,450	5,031
	Virginia Small Business Financing Authority Highway Revenue	3.000%	1/1/41	3,995	3,197
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/41	1,415	1,299
	Virginia Small Business Financing Authority Highway Revenue	4.000%	7/1/41	1,215	1,113
	Virginia Small Business Financing Authority Highway Revenue	5.000%	6/30/42	1,000	1,027
	Virginia Small Business Financing Authority Highway Revenue	5.000%	12/31/42	1,270	1,304
	Virginia Small Business Financing Authority Highway Revenue	5.000%	12/31/47	2,500	2,531
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/48	5,005	4,403
	Virginia Small Business Financing Authority Highway Revenue	5.000%	12/31/57	6,690	6,687
	Virginia State College Building Authority College & University Revenue	3.000%	9/1/38	2,985	2,607
	York County Economic Development Authority Electric Power & Light Revenue (Virginia Electric & Power Company Project) PUT	3.650%	10/1/27	545	539
					240,537
Washington (1.4%)
	Grant County Public Hospital District No. 1 GO	5.125%	12/1/52	4,750	4,688
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	4.000%	12/1/36	1,225	1,246
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	4/1/32	2,455	2,459
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/34	2,500	2,567
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	8/1/35	6,540	6,576
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	8/1/36	6,800	6,806
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/37	6,605	6,979
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/39	4,000	4,197
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	8/1/40	22,010	21,125
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	8/1/47	8,030	7,260
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/47	4,550	4,691
	Port of Seattle WA Port, Airport & Marina Revenue	5.500%	8/1/47	6,775	7,278
[1]	Washington Economic Development Finance Authority Industrial Revenue	5.625%	12/1/40	5,000	4,923
	Washington GO	5.000%	8/1/33	3,795	3,804
	Washington GO	5.000%	8/1/34	3,640	3,648
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	2,000	2,055
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/55	4,000	4,086
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/42	3,975	3,634
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/45	3,815	3,397
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/40	4,040	4,057
	Washington Housing Finance Commission Local or Guaranteed Housing Revenue	3.500%	12/20/35	27,064	24,601
	Washington Housing Finance Commission Local or Guaranteed Housing Revenue	3.375%	4/20/37	13,955	12,258
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	31,000	30,252
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/48	5,120	3,710
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/58	3,100	2,070
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue (Green Bond)	3.000%	7/1/31	2,395	2,214
[1]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/55	9,020	7,220
[1]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Eliseo Project)	2.125%	7/1/27	1,750	1,608
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/43	1,225	1,255
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/48	1,100	1,111
[1]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/31	1,910	1,821
51

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/36	1,100	987
[1]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue, Prere.	6.500%	7/1/25	1,350	1,385
[1]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue, Prere.	6.750%	7/1/25	820	844
[1]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue, Prere.	7.000%	7/1/25	2,000	2,062
[4]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.500%	7/1/59	5,000	5,212
[1]	Washington State Housing Finance Commission Private Schools Revenue	6.250%	7/1/59	2,915	3,160
					207,246
West Virginia (0.5%)
	West Virginia Economic Development Authority Industrial Revenue PUT	3.375%	6/15/28	1,000	985
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/37	6,510	5,863
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	1,430	1,268
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/43	2,095	1,971
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/43	6,000	6,324
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.125%	1/1/47	4,980	4,046
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.250%	6/1/47	5,500	5,314
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/51	7,500	6,759
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.375%	6/1/53	11,510	11,000
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	6.000%	9/1/53	21,000	23,385
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/39	1,135	1,190
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/43	5,435	5,649
					73,754
Wisconsin (2.7%)
[5]	Milwaukee WI GO	5.000%	4/1/26	1,345	1,380
[5]	Milwaukee WI GO	5.000%	4/1/27	1,350	1,411
[5]	Milwaukee WI GO	5.000%	4/1/28	1,690	1,792
[5]	Milwaukee WI GO	5.000%	4/1/29	1,690	1,822
	Milwaukee WI Sewerage System Sewer Revenue	3.000%	6/1/46	4,600	3,351
[1]	Public Finance Authority Charter School Aid Revenue	4.000%	6/15/29	395	382
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/37	3,060	2,895
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/39	500	486
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/39	1,230	1,193
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/40	750	690
[1]	Public Finance Authority Charter School Aid Revenue	5.125%	6/15/47	3,260	2,865
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/49	1,100	1,010
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/49	1,560	1,429
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/51	1,000	896
[1]	Public Finance Authority Charter School Aid Revenue	4.000%	6/15/52	2,070	1,572
[1]	Public Finance Authority Charter School Aid Revenue	5.500%	6/15/52	1,800	1,699
	Public Finance Authority Charter School Aid Revenue	6.000%	6/15/52	1,000	947
[1]	Public Finance Authority Charter School Aid Revenue	6.625%	7/1/53	600	617
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/54	1,815	1,630
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/55	2,100	1,764
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/56	2,435	2,136
[1]	Public Finance Authority Charter School Aid Revenue	5.000%	1/1/57	5,200	4,217
[1]	Public Finance Authority Charter School Aid Revenue	4.000%	6/15/57	1,310	961
	Public Finance Authority Charter School Aid Revenue	6.125%	6/15/57	1,000	949
[1]	Public Finance Authority Charter School Aid Revenue	6.750%	7/1/58	550	568
[1]	Public Finance Authority Charter School Aid Revenue	5.750%	6/15/62	3,000	2,883
	Public Finance Authority Charter School Aid Revenue	5.750%	7/1/62	8,945	9,590
[1]	Public Finance Authority Charter School Aid Revenue (Eno River Academy Project)	5.000%	6/15/54	1,375	1,276
[1]	Public Finance Authority Charter School Aid Revenue (WFCS Portfolio Project)	5.000%	1/1/56	1,000	801
[1]	Public Finance Authority College & University Industrial Revenue	4.000%	9/1/51	3,615	2,603
[1]	Public Finance Authority College & University Industrial Revenue	4.000%	9/1/56	3,000	2,089
[1]	Public Finance Authority College & University Revenue	4.000%	4/1/42	1,800	1,600
	Public Finance Authority College & University Revenue	5.250%	10/1/43	3,100	2,951
	Public Finance Authority College & University Revenue	5.250%	10/1/48	6,225	5,765
[1]	Public Finance Authority College & University Revenue	4.000%	4/1/52	6,120	5,083
	Public Finance Authority College & University Revenue (Gannon University Project)	5.000%	5/1/42	1,100	1,033
	Public Finance Authority College & University Revenue (Gannon University Project)	5.000%	5/1/47	1,100	995
[1]	Public Finance Authority College & University Revenue (Rider University Project)	4.500%	7/1/48	7,000	5,541
[1]	Public Finance Authority Economic Development Revenue	4.500%	6/1/56	9,500	7,489
[1]	Public Finance Authority Economic Development Revenue	6.500%	6/1/56	2,000	1,657
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	4.000%	10/1/30	2,250	2,239
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	3,000	3,024
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	4,745	4,783
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/37	625	592
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/38	4,050	3,737
52

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/39	770	691
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	350	303
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	375	321
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/44	23,235	23,936
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/45	2,640	2,429
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	12,880	11,680
	Public Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/48	5,220	3,447
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/49	1,455	1,184
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/49	6,250	5,722
[2]	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/49	7,500	7,094
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/51	9,000	6,239
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	1,925	1,418
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/51	5,000	3,354
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/52	1,800	1,476
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/52	17,500	15,790
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/52	3,750	3,925
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/53	600	521
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/54	1,365	1,076
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/56	2,125	1,519
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.000%	6/1/36	1,500	1,436
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.125%	6/1/48	5,000	4,435
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Searstone CCRC Project)	2.250%	6/1/27	2,185	2,066
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Searstone CCRC Project)	4.000%	6/1/56	7,000	4,765
	Public Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/30	4,040	3,967
	Public Finance Authority Industrial Revenue	4.000%	8/1/35	7,000	6,230
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	7/1/26	1,990	1,960
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	2/1/27	14,050	13,776
[1]	Public Finance Authority Local or Guaranteed Housing Revenue	6.810%	4/28/36	7,000	6,998
	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/47	3,250	3,026
[1]	Public Finance Authority Local or Guaranteed Housing Revenue	5.750%	7/1/63	5,000	5,223
[1]	Public Finance Authority Miscellaneous Revenue	7.000%	12/1/50	9,600	9,258
	Public Finance Authority Port, Airport & Marina Revenue	5.250%	7/1/28	2,415	2,416
	Public Finance Authority Port, Airport & Marina Revenue	5.500%	7/1/38	1,150	1,227
	Public Finance Authority Port, Airport & Marina Revenue	5.500%	7/1/39	1,190	1,260
[1]	Public Finance Authority Port, Airport & Marina Revenue	7.125%	6/1/41	18,400	16,308
	Public Finance Authority Port, Airport & Marina Revenue	5.500%	7/1/43	1,000	1,042
	Public Finance Authority Port, Airport & Marina Revenue	5.250%	7/1/53	1,000	979
	Public Finance Authority Sales Tax Revenue	4.000%	9/30/51	13,955	11,483
	Public Finance Authority Sales Tax Revenue	4.000%	3/31/56	17,280	13,901
[1]	Public Finance Authority Tax Allocation Revenue (Miami Worldcenter Project)	5.000%	6/1/41	6,000	5,972
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/46	5,310	4,981
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/51	2,500	2,291
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	12/1/46	3,850	3,596
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	12/1/51	5,000	4,519
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.200%	8/15/28	1,800	1,780
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	1,110	1,053
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/39	750	792
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	950	858
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/41	955	867
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	2,560	2,496
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/42	920	954
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/46	18,760	17,980
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/49	15,505	14,134
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	3,395	3,116
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/51	7,370	6,614
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/52	3,750	4,030
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.750%	8/15/54	3,630	3,689
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/57	4,000	2,305
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.750%	8/15/59	2,500	2,511
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/22/29	1,000	1,077
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/3/34	1,250	1,359
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	9/1/54	4,000	4,312
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	3.750%	11/1/26	4,385	4,334
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT (View At Huxley Yards Project)	5.000%	8/1/26	3,500	3,564
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT (View At Huxley Yards Project)	5.000%	8/1/26	3,500	3,564
53

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin Housing & Economic Development Authority Multifamily Tax-Exempt Mortgage-Backed Securities	4.750%	6/1/43	2,000	1,997
					413,019
Wyoming (0.0%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/37	50	49
	Laramie County WY Health, Hospital, Nursing Home Revenue	3.000%	5/1/42	840	661
					710
Total Tax-Exempt Municipal Bonds (Cost $15,168,616)					14,469,632
				Shares
Temporary Cash Investments (5.4%)
Money Market Fund (5.4%)
[17]	Vanguard Municipal Cash Management Fund (Cost $826,091)	3.522%		8,260,210	826,186
Total Investments (99.8%) (Cost $15,994,707)					15,295,818
Other Assets and Liabilities—Net (0.2%)					29,278
Net Assets (100%)					15,325,096
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, the aggregate value was $1,563,557,000, representing 10.2% of net assets.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Non-income-producing security—security in default.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2024.
5	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
6	Step bond.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
9	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
10	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
11	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
12	Scheduled principal and interest payments are guaranteed by bank letter of credit.
13	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
14	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
15	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
16	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.

See accompanying Notes, which are an integral part of the Financial Statements.
54

High-Yield Tax-Exempt Fund
Statement of Assets and Liabilities
As of April 30, 2024
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $15,168,616)	14,469,632
Affiliated Issuers (Cost $826,091)	826,186
Total Investments in Securities	15,295,818
Investment in Vanguard	458
Receivables for Investment Securities Sold	40,428
Receivables for Accrued Income	209,310
Receivables for Capital Shares Issued	12,909
Other Assets	264
Total Assets	15,559,187
Liabilities
Due to Custodian	677
Payables for Investment Securities Purchased	189,827
Payables for Capital Shares Redeemed	28,494
Payables for Distributions	14,471
Payables to Vanguard	622
Total Liabilities	234,091
Net Assets	15,325,096
At April 30, 2024, net assets consisted of:

Paid-in Capital	16,540,334
Total Distributable Earnings (Loss)	(1,215,238)
Net Assets	15,325,096

Investor Shares—Net Assets
Applicable to 166,215,476 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,748,167
Net Asset Value Per Share—Investor Shares	$10.52

Admiral Shares—Net Assets
Applicable to 1,290,892,851 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,576,929
Net Asset Value Per Share—Admiral Shares	$10.52

See accompanying Notes, which are an integral part of the Financial Statements.
55

High-Yield Tax-Exempt Fund
Statement of Operations

Six Months Ended April 30, 2024
($000)
Investment Income
Income
Interest[1]	295,450
Total Income	295,450
Expenses
The Vanguard Group—Note B
Investment Advisory Services	687
Management and Administrative— Investor Shares	1,276
Management and Administrative— Admiral Shares	4,859
Marketing and Distribution— Investor Shares	73
Marketing and Distribution— Admiral Shares	358
Custodian Fees	43
Shareholders’ Reports—Investor Shares	21
Shareholders’ Reports—Admiral Shares	47
Trustees’ Fees and Expenses	5
Other Expenses	97
Total Expenses	7,466
Expenses Paid Indirectly	(25)
Net Expenses	7,441
Net Investment Income	288,009
Realized Net Gain (Loss)
Investment Securities Sold[1]	(62,521)
Futures Contracts	1,942
Realized Net Gain (Loss)	(60,579)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	1,217,373
Futures Contracts	(567)
Change in Unrealized Appreciation (Depreciation)	1,216,806
Net Increase (Decrease) in Net Assets Resulting from Operations	1,444,236
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $12,954,000, ($4,000), $3,000, and $20,000, respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Six Months Ended April 30, 2024	Year Ended October 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	288,009	536,612
Realized Net Gain (Loss)	(60,579)	(280,203)
Change in Unrealized Appreciation (Depreciation)	1,216,806	181,677
Net Increase (Decrease) in Net Assets Resulting from Operations	1,444,236	438,086
Distributions
Investor Shares	(32,258)	(60,797)
Admiral Shares	(254,455)	(472,346)
Total Distributions	(286,713)	(533,143)
Capital Share Transactions
Investor Shares	56,619	(66,430)
Admiral Shares	306,908	135,525
Net Increase (Decrease) from Capital Share Transactions	363,527	69,095
Total Increase (Decrease)	1,521,050	(25,962)
Net Assets
Beginning of Period	13,804,046	13,830,008
End of Period	15,325,096	13,804,046

See accompanying Notes, which are an integral part of the Financial Statements.
56

High-Yield Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.70	$9.76	$11.98	$11.68	$11.76	$10.99
Investment Operations
Net Investment Income[1]	.197	.373	.341	.346	.374	.399
Net Realized and Unrealized Gain (Loss) on Investments	.819	(.062)	(2.147)	.328	(.045)	.773
Total from Investment Operations	1.016	.311	(1.806)	.674	.329	1.172
Distributions
Dividends from Net Investment Income	(.197)	(.371)	(.340)	(.346)	(.372)	(.402)
Distributions from Realized Capital Gains	—	—	(.074)	(.028)	(.037)	—
Total Distributions	(.197)	(.371)	(.414)	(.374)	(.409)	(.402)
Net Asset Value, End of Period	$10.52	$9.70	$9.76	$11.98	$11.68	$11.76
Total Return[2]	10.48%	3.02%	-15.43%	5.81%	2.86%	10.81%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,748	$1,559	$1,633	$2,367	$2,114	$2,245
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%[3]	0.17%[3]	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	3.77%	3.61%	3.09%	2.87%	3.22%	3.48%
Portfolio Turnover Rate	17%	35%	27%	17%	19%	16%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.

See accompanying Notes, which are an integral part of the Financial Statements.
57

High-Yield Tax-Exempt Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.70	$9.76	$11.98	$11.68	$11.76	$10.99
Investment Operations
Net Investment Income[1]	.202	.382	.350	.356	.384	.408
Net Realized and Unrealized Gain (Loss) on Investments	.819	(.063)	(2.147)	.328	(.046)	.773
Total from Investment Operations	1.021	.319	(1.797)	.684	.338	1.181
Distributions
Dividends from Net Investment Income	(.201)	(.379)	(.349)	(.356)	(.381)	(.411)
Distributions from Realized Capital Gains	—	—	(.074)	(.028)	(.037)	—
Total Distributions	(.201)	(.379)	(.423)	(.384)	(.418)	(.411)
Net Asset Value, End of Period	$10.52	$9.70	$9.76	$11.98	$11.68	$11.76
Total Return[2]	10.52%	3.11%	-15.36%	5.89%	2.94%	10.90%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,577	$12,245	$12,197	$16,424	$13,717	$13,801
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%[3]	0.09%[3]	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.85%	3.69%	3.17%	2.95%	3.30%	3.56%
Portfolio Turnover Rate	17%	35%	27%	17%	19%	16%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.

See accompanying Notes, which are an integral part of the Financial Statements.
58

High-Yield Tax-Exempt Fund
Notes to Financial Statements
Vanguard High-Yield Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2024, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at April 30, 2024.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the
59

High-Yield Tax-Exempt Fund
overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2024, the fund had contributed to Vanguard capital in the amount of $458,000, representing less than 0.01% of the fund’s net assets and 0.18% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2024, custodian fee offset arrangements reduced the fund’s expenses by $25,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
60

High-Yield Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments as of April 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	14,469,632	—	14,469,632
Temporary Cash Investments	826,186	—	—	826,186
Total	826,186	14,469,632	—	15,295,818
E.	As of April 30, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	16,000,175
Gross Unrealized Appreciation	176,881
Gross Unrealized Depreciation	(881,238)
Net Unrealized Appreciation (Depreciation)	(704,357)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2023, the fund had available capital losses totaling $456,627,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended April 30, 2024, the fund purchased $2,509,198,000 of investment securities and sold $2,398,517,000 of investment securities, other than temporary cash investments.
G.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	323,161	30,863	522,421	50,637
Issued in Lieu of Cash Distributions	27,371	2,578	50,383	4,893
Redeemed	(293,913)	(27,967)	(639,234)	(62,156)
Net Increase (Decrease)—Investor Shares	56,619	5,474	(66,430)	(6,626)
Admiral Shares
Issued	1,927,029	183,310	3,731,971	363,518
Issued in Lieu of Cash Distributions	174,064	16,398	320,640	31,147
Redeemed	(1,794,185)	(171,324)	(3,917,086)	(382,483)
Net Increase (Decrease)—Admiral Shares	306,908	28,384	135,525	12,182
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
61

High-Yield Tax-Exempt Fund
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to April 30, 2024, that would require recognition or disclosure in these financial statements.
62

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard High-Yield Tax-Exempt Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the fund over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its respective peer group and that the fund’s advisory expenses were also below its peer-group averages.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
63

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Municipal Bond Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard High-Yield Tax-Exempt Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2023, through December 31, 2023 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
64

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q442 062024

Semiannual Report   |   April 30, 2024
Vanguard Tax-Exempt Bond Index Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
About Your Fund’s Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangements	170
Liquidity Risk Management	171

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
Six Months Ended April 30, 2024
	Beginning Account Value 10/31/2023	Ending Account Value 4/30/2024	Expenses Paid During Period
Based on Actual Fund Return
Tax-Exempt Bond Index Fund
ETF Shares	$1,000.00	$1,068.70	$0.26
Admiral™ Shares	1,000.00	1,068.40	0.46
Based on Hypothetical 5% Yearly Return
Tax-Exempt Bond Index Fund
ETF Shares	$1,000.00	$1,024.62	$0.25
Admiral Shares	1,000.00	1,024.42	0.45
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.05% for ETF Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).
1

Tax-Exempt Bond Index Fund
Fund Allocation
As of April 30, 2024
New York	24.3%
California	17.3
Texas	10.2
Illinois	5.6
New Jersey	5.0
Massachusetts	4.3
Pennsylvania	3.5
Florida	3.4
Washington	2.7
Maryland	1.9
Connecticut	1.8
Arizona	1.7
Georgia	1.4
District of Columbia	1.4
Michigan	1.4
Colorado	1.4
Ohio	1.3
Virginia	1.2
Other	10.2
The table reflects the fund’s investments, except for short-term investments.
2

Tax-Exempt Bond Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.4%)
Alabama (0.7%)
Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/42	30	32
Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.250%	7/1/47	1,950	2,091
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	3.100%	9/1/24	415	414
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	4.000%	9/1/24	4,055	4,056
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/24	1,405	1,410
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/24	1,915	1,921
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/24	1,980	1,987
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/26	11,035	11,466
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/26	10,000	10,390
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/24	1,695	1,702
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/25	230	235
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/26	760	790
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	4.000%	9/1/27	1,405	1,445
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	5.000%	9/1/27	1,085	1,150
Alabama GO	5.000%	8/1/27	675	700
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/24	5,840	5,878
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/25	1,330	1,361
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/27	1,615	1,717
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/28	3,305	3,582
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/29	1,680	1,854
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/30	1,190	1,336
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/31	1,105	1,238
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/32	245	274
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/33	4,200	4,703
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/34	905	1,012
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/35	4,230	4,716
Alabama Public School and College Authority Miscellaneous Taxes Revenue	4.000%	11/1/36	5,445	5,606
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/37	150	165
Alabama Public School and College Authority Miscellaneous Taxes Revenue	4.000%	11/1/38	175	177
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/39	160	174
Alabama Public School and College Authority Miscellaneous Taxes Revenue	4.000%	11/1/40	4,455	4,468
Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/25	5,700	5,709
Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/27	2,175	2,178
Auburn University College & University Revenue	5.000%	6/1/28	385	396
Auburn University College & University Revenue	5.000%	6/1/43	5	5
Auburn University College & University Revenue	5.000%	6/1/48	6,265	6,479
Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/27	13,595	14,201
Birmingham-Jefferson Civic Center Authority Special Tax Revenue	4.000%	7/1/43	245	233
Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/48	1,315	1,339
Huntsville AL Water Revenue, Prere.	4.000%	5/1/25	1,150	1,156
Jefferson County AL Board of Education Special Tax Revenue	5.000%	2/1/46	3,165	3,241
Jefferson County AL Sales Tax Revenue	5.000%	9/15/33	500	520
Jefferson County AL Sales Tax Revenue	4.000%	9/15/42	7,875	7,517
Jefferson County AL Sewer Revenue	5.000%	10/1/27	900	943
Jefferson County AL Sewer Revenue	5.000%	10/1/28	1,400	1,489
Jefferson County AL Sewer Revenue	5.000%	10/1/29	1,650	1,782
Jefferson County AL Sewer Revenue	5.000%	10/1/30	2,900	3,173
Jefferson County AL Sewer Revenue	5.000%	10/1/31	4,000	4,417
Jefferson County AL Sewer Revenue	5.000%	10/1/32	3,035	3,382
Jefferson County AL Sewer Revenue	5.000%	10/1/33	3,000	3,371
Jefferson County AL Sewer Revenue	5.000%	10/1/34	2,500	2,806
Jefferson County AL Sewer Revenue	5.000%	10/1/35	2,885	3,207
Jefferson County AL Sewer Revenue	5.000%	10/1/36	2,500	2,759
Jefferson County AL Sewer Revenue	5.000%	10/1/37	5,425	5,934
Jefferson County AL Sewer Revenue	5.000%	10/1/38	2,000	2,168
Jefferson County AL Sewer Revenue	5.000%	10/1/39	2,900	3,121
3

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Jefferson County AL Sewer Revenue	5.250%	10/1/40	1,260	1,378
	Jefferson County AL Sewer Revenue	5.250%	10/1/41	1,500	1,631
	Jefferson County AL Sewer Revenue	5.250%	10/1/42	2,000	2,165
	Jefferson County AL Sewer Revenue	5.250%	10/1/43	3,000	3,237
	Jefferson County AL Sewer Revenue	5.250%	10/1/44	3,750	4,032
	Jefferson County AL Sewer Revenue	5.250%	10/1/45	4,000	4,280
	Jefferson County AL Sewer Revenue	5.250%	10/1/49	21,765	22,883
	Jefferson County AL Sewer Revenue	5.500%	10/1/53	26,000	27,786
	Muscle Shoals Utilities Board Water Revenue, Prere.	4.750%	12/1/24	1,310	1,317
	University of Alabama College & University Revenue	3.500%	7/1/42	360	317
					228,602
Alaska (0.1%)
	Anchorage AK Electric Power & Light Revenue, Prere.	5.000%	12/1/24	15,925	16,042
	Municipality of Anchorage AK Solid Waste Services Resource Recovery Revenue	4.000%	11/1/52	5,000	4,659
					20,701
Arizona (1.7%)
	Arizona Board of Regents College & University Revenue	5.000%	7/1/37	1,000	1,115
	Arizona Board of Regents College & University Revenue	5.000%	7/1/41	2,870	3,129
	Arizona Board of Regents College & University Revenue	5.000%	7/1/41	1,680	1,831
	Arizona Board of Regents College & University Revenue	5.000%	7/1/42	1,145	1,244
	Arizona Board of Regents College & University Revenue	5.000%	7/1/42	355	386
[1]	Arizona Board of Regents Lottery Revenue	5.000%	8/1/54	7,000	7,441
	Arizona COP, ETM	5.000%	10/1/24	1,140	1,146
	Arizona COP, ETM	5.000%	10/1/25	8,420	8,597
	Arizona COP, ETM	5.000%	10/1/26	25	26
	Arizona COP, ETM	5.000%	10/1/27	165	175
	Arizona COP, ETM	5.000%	10/1/28	2,225	2,405
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/24	280	281
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/24	5,000	5,009
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/25	5,000	5,090
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/26	2,725	2,823
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/28	1,550	1,670
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/29	4,250	4,665
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/30	5,000	5,586
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/31	3,500	3,971
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/32	4,250	4,890
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/33	3,000	3,488
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/34	3,900	4,019
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/24	300	300
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/24	5,000	5,007
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/24	1,030	1,031
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/24	2,375	2,378
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/24	2,810	2,814
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/24	60	60
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/24	2,485	2,488
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/24	5,000	5,007
[2,3]	Arizona Distribution Intergovernmental Agreement Revenue	5.500%	7/1/34	7,500	9,051
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/27	10,000	10,045
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/28	4,815	5,072
	Arizona IDA Charter School Aid Revenue	5.250%	11/1/48	2,000	2,108
	Arizona IDA Charter School Aid Revenue	5.250%	11/1/53	2,000	2,090
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	4.000%	7/1/51	4,430	3,632
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	4.000%	7/1/61	6,000	4,704
[4]	Arizona IDA Multi Family Housing Revenue TOB VRDO	3.920%	5/1/24	83,500	83,500
	Arizona Lottery Revenue, ETM	5.000%	7/1/24	9,450	9,465
	Arizona Lottery Revenue, ETM	5.000%	7/1/25	4,050	4,116
	Arizona Lottery Revenue, ETM	5.000%	7/1/26	755	780
	Arizona Lottery Revenue, ETM	5.000%	7/1/27	95	100
	Arizona Lottery Revenue, ETM	5.000%	7/1/28	310	333
	Arizona Lottery Revenue, ETM	5.000%	7/1/29	1,025	1,121
	Arizona State University College & University Revenue	5.000%	7/1/41	1,050	1,112
	Arizona State University College & University Revenue	5.000%	7/1/42	2,990	3,096
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/24	1,430	1,433
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/24	45	45
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/25	430	431
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/25	1,510	1,537
4

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/24	725	728
Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/25	3,750	3,772
Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/26	7,415	7,454
Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/27	9,775	9,824
Chandler AZ GO	5.000%	7/1/24	35	35
Gilbert Public Facilities Municipal Property Corp. Water Revenue	5.000%	7/15/36	13,900	15,821
Gilbert Water Resource Municipal Property Corp. Water Revenue	4.000%	7/15/42	4,700	4,720
Glendale Municipal Property Corp. Sales Tax Revenue	4.000%	7/1/38	340	335
Maricopa County Special Health Care District GO	4.000%	7/1/35	4,010	4,150
Mesa AZ Utility System Multiple Utility Revenue	3.250%	7/1/29	30	30
Mesa AZ Utility System Multiple Utility Revenue	3.000%	7/1/33	15	14
Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/42	10,845	11,331
Mesa AZ Utility System Water Revenue	4.000%	7/1/31	620	628
Mesa AZ Utility System Water Revenue	4.000%	7/1/32	3,560	3,604
Phoenix AZ GO	4.000%	7/1/24	1,885	1,885
Phoenix AZ GO	4.000%	7/1/25	1,225	1,226
Phoenix AZ GO	5.000%	7/1/25	5	5
Phoenix AZ GO	5.000%	7/1/26	665	689
Phoenix AZ GO	5.000%	7/1/27	9,205	9,530
Phoenix AZ GO, Prere.	4.000%	7/1/24	875	875
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/26	3,845	3,852
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/27	1,895	1,898
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/29	15,950	15,856
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/32	40	42
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/33	1,360	1,429
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/37	1,170	1,221
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/40	6,520	6,482
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/40	15,050	16,214
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/41	1,000	1,003
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/41	28,695	28,990
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/42	1,000	999
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/44	7,075	6,834
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/44	2,140	2,278
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/45	2,080	1,925
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/45	270	278
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	3.000%	7/1/49	3,525	2,585
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/49	1,000	948
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/49	18,030	18,682
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue, Prere.	4.750%	7/1/24	160	160
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue, Prere.	5.000%	7/1/24	1,810	1,813
Pima County AZ Sewer System Sewer Revenue	5.000%	7/1/24	350	351
Pima County AZ Sewer System Sewer Revenue	5.000%	7/1/25	165	168
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/28	5,525	5,771
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/29	3,445	3,597
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/31	3,150	3,547
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	4.000%	12/1/32	3,000	3,012
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/32	10,780	10,931
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	4.000%	12/1/33	900	903
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/34	285	296
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/35	4,015	4,068
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/36	3,500	3,631
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/36	155	157
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/38	55	57
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/41	10,045	10,206
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/45	15,870	16,124
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/28	6,540	6,993
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/28	2,715	2,903
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/29	55	59
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/31	1,085	1,155
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/32	5,415	5,764
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/34	1,000	1,064
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/36	5,385	5,709
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/37	1,875	1,979
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	4.000%	1/1/39	145	147
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/39	35	37
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/43	13,995	15,245
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/43	2,000	2,206
5

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/44	2,000	2,190
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	4.000%	1/1/45	50	49
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/45	7,255	7,728
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/47	5,000	5,254
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	2.375%	1/1/48	300	191
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/48	5,050	5,438
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/50	22,520	23,946
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.250%	1/1/53	5,015	5,461
	Scottsdale Municipal Property Corp. Sales Tax Revenue	5.000%	7/1/30	1,270	1,379
	University of Arizona College & University Revenue	4.000%	8/1/44	6,195	6,007
					585,711
Arkansas (0.0%)
	Bentonville AR Sales & Use Tax Sales Tax Revenue	1.050%	11/1/46	15	15
	Fayetteville School District No. 1 GO	2.750%	6/1/46	155	111
	Fayetteville School District No. 1 GO	3.000%	6/1/50	70	51
[5]	Springdale AR Sales & Use Tax Sales Tax Revenue	4.125%	8/1/47	5,950	5,821
[5]	Springdale AR Sales & Use Tax Sales Tax Revenue	4.125%	8/1/50	2,000	1,928
[5]	Springdale AR Sales & Use Tax Sales Tax Revenue	4.250%	8/1/53	3,000	2,916
	University of Arkansas College & University Revenue	5.000%	12/1/45	3,825	4,063
					14,905
California (17.2%)
[6]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/52	4,700	4,995
[6]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/53	1,320	317
[6,7]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.200% coupon rate effective 10/1/37	0.000%	10/1/51	4,300	2,281
[7]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.300% coupon rate effective 10/1/37	0.000%	10/1/47	1,000	534
[7]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.350% coupon rate effective 10/1/37	0.000%	10/1/48	1,000	531
[7]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.375% coupon rate effective 10/1/37	0.000%	10/1/49	7,500	3,968
[7]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.400% coupon rate effective 10/1/37	0.000%	10/1/50	1,730	911
[6,7]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.450% coupon rate effective 10/1/37	0.000%	10/1/52	31,590	16,712
[6]	Alameda Corridor Transportation Authority Transit Revenue	3.000%	10/1/34	2,250	1,999
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/34	2,390	2,439
[6]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/34	3,650	3,771
[8]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/35	150	97
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	2,280	2,323
[6]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	475	490
[6]	Alameda Corridor Transportation Authority Transit Revenue	3.125%	10/1/36	70	60
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	500	509
[6]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/37	530	526
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	4,130	4,198
[7]	Allan Hancock CA Joint Community College GO, 5.600% coupon rate effective 8/1/33	0.000%	8/1/47	380	266
[6]	Alvord Unified School District GO	0.000%	8/1/41	220	99
[6]	Alvord Unified School District GO	0.000%	8/1/43	590	247
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/34	2,500	2,663
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/35	2,135	2,270
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue (Water System Project), Prere.	5.000%	10/1/25	4,615	4,727
[6]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/30	1,255	1,021
[6]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/32	2,525	1,915
[6]	Anaheim Public Financing Authority Lease (Abatement) Revenue, ETM	0.000%	9/1/36	1,490	972
	Anaheim Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	5/1/24	5,725	5,725
	Antelope Valley Community College District GO	4.000%	8/1/46	10,125	9,949
	Antelope Valley Community College District GO	3.000%	8/1/50	7,145	5,298
[6]	Bass Lake Joint Elementary District GO	0.000%	8/1/45	3,030	1,121
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/27	15	16
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/28	215	233
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/28	265	288
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/29	240	246
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/29	425	470
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/30	1,510	1,544
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/30	95	107
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/31	170	173
6

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Bay Area Toll Authority Highway Revenue	5.000%	4/1/31	120	138
Bay Area Toll Authority Highway Revenue	4.000%	4/1/34	3,200	3,243
Bay Area Toll Authority Highway Revenue	4.000%	4/1/35	1,030	1,041
Bay Area Toll Authority Highway Revenue	3.250%	4/1/36	4,065	3,793
Bay Area Toll Authority Highway Revenue	4.000%	4/1/37	17,570	17,592
Bay Area Toll Authority Highway Revenue	4.000%	4/1/38	6,090	6,071
Bay Area Toll Authority Highway Revenue	4.000%	4/1/42	5,095	5,007
Bay Area Toll Authority Highway Revenue	3.500%	4/1/47	310	264
Bay Area Toll Authority Highway Revenue	4.000%	4/1/47	22,155	21,633
Bay Area Toll Authority Highway Revenue	4.000%	4/1/49	4,460	4,330
Bay Area Toll Authority Highway Revenue	3.000%	4/1/54	5,000	3,585
Bay Area Toll Authority Highway Revenue	5.250%	4/1/54	5,000	5,511
Bay Area Toll Authority Highway Revenue	2.600%	4/1/56	13,650	8,526
Bay Area Toll Authority Highway Revenue	4.000%	4/1/56	5,065	4,868
Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	7,000	6,431
Bay Area Toll Authority Highway Revenue, Prere.	5.000%	10/1/24	4,110	4,135
Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/27	100	106
Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/29	215	237
Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/29	340	376
Beverly Hills Unified School District CA GO	0.000%	8/1/31	25	20
Beverly Hills Unified School District CA GO	0.000%	8/1/33	1,100	822
Beverly Hills Unified School District CA GO	3.000%	8/1/44	215	175
California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/43	840	855
California Department of Water Resources Water Revenue	5.000%	12/1/24	175	177
California Department of Water Resources Water Revenue	5.000%	12/1/25	5	5
California Department of Water Resources Water Revenue	5.000%	12/1/26	500	526
California Department of Water Resources Water Revenue	5.000%	12/1/27	365	393
California Department of Water Resources Water Revenue	5.000%	12/1/27	385	415
California Department of Water Resources Water Revenue	5.000%	12/1/28	1,610	1,688
California Department of Water Resources Water Revenue	5.000%	12/1/28	405	447
California Department of Water Resources Water Revenue	5.000%	12/1/29	225	236
California Department of Water Resources Water Revenue	5.000%	12/1/29	295	333
California Department of Water Resources Water Revenue	5.000%	12/1/30	360	415
California Department of Water Resources Water Revenue	5.000%	12/1/30	370	388
California Department of Water Resources Water Revenue	5.000%	12/1/31	450	517
California Department of Water Resources Water Revenue	5.000%	12/1/31	155	163
California Department of Water Resources Water Revenue	5.000%	12/1/31	345	370
California Department of Water Resources Water Revenue	5.000%	12/1/31	35	39
California Department of Water Resources Water Revenue	5.000%	12/1/32	20	23
California Department of Water Resources Water Revenue	5.000%	12/1/33	2,150	2,461
California Department of Water Resources Water Revenue	5.000%	12/1/33	75	83
California Department of Water Resources Water Revenue	4.000%	12/1/34	8,075	8,216
California Department of Water Resources Water Revenue	5.000%	12/1/34	360	411
California Department of Water Resources Water Revenue	5.000%	12/1/34	225	250
California Department of Water Resources Water Revenue	4.000%	12/1/35	1,200	1,217
California Department of Water Resources Water Revenue	5.000%	12/1/35	720	819
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/30	50	58
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/31	245	287
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/32	110	131
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/33	10	12
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/34	10,690	12,614
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/35	10,720	12,586
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	3,225	3,254
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	3,375	3,405
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/26	210	220
California Department of Water Resources Water Revenue, Prere.	5.000%	6/1/29	130	144
California Educational Facilities Authority College & University Revenue	5.000%	5/1/29	495	550
California Educational Facilities Authority College & University Revenue	5.000%	6/1/33	435	520
California Educational Facilities Authority College & University Revenue	5.000%	3/15/39	4,120	4,869
California Educational Facilities Authority College & University Revenue	5.000%	4/1/42	5,850	5,949
California Educational Facilities Authority College & University Revenue	5.250%	10/1/44	2,000	2,061
California Educational Facilities Authority College & University Revenue	5.000%	5/1/45	12,000	14,018
California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	3,605	4,195
California Educational Facilities Authority College & University Revenue	4.000%	4/1/47	5,040	4,643
California Educational Facilities Authority College & University Revenue	5.000%	5/1/49	23,010	26,537
California Educational Facilities Authority College & University Revenue	2.250%	4/1/51	2,040	1,229
California Educational Facilities Authority College & University Revenue	5.000%	4/1/51	11,165	12,848
7

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Educational Facilities Authority College & University Revenue	5.500%	10/1/53	2,450	2,524
California Educational Facilities Authority College & University Revenue, Prere.	4.000%	1/1/26	1,000	1,013
California GO	5.000%	5/1/24	325	325
California GO	5.000%	8/1/24	5,470	5,488
California GO	5.000%	8/1/24	1,140	1,144
California GO	5.000%	8/1/24	400	401
California GO	5.000%	8/1/24	2,000	2,006
California GO	5.000%	8/1/24	95	95
California GO	5.000%	8/1/24	865	868
California GO	5.000%	9/1/24	1,015	1,020
California GO	5.000%	9/1/24	20	20
California GO	5.000%	9/1/24	140	141
California GO	5.000%	9/1/24	3,130	3,144
California GO	5.000%	9/1/24	4,035	4,053
California GO	5.000%	9/1/24	3,000	3,013
California GO	5.000%	9/1/24	5,960	5,986
California GO	4.000%	10/1/24	6,000	6,010
California GO	4.000%	10/1/24	2,155	2,159
California GO	4.000%	10/1/24	1,655	1,658
California GO	5.000%	10/1/24	1,205	1,212
California GO	5.000%	10/1/24	1,580	1,589
California GO	5.000%	10/1/24	7,375	7,418
California GO	5.000%	10/1/24	100	101
California GO	5.000%	10/1/24	1,000	1,006
California GO	5.000%	11/1/24	150	151
California GO	5.000%	11/1/24	3,215	3,237
California GO	5.000%	11/1/24	3,655	3,680
California GO	4.000%	12/1/24	5,025	5,038
California GO	5.000%	12/1/24	1,050	1,059
California GO	5.000%	12/1/24	515	516
California GO	5.500%	2/1/25	150	152
California GO	5.000%	3/1/25	13,665	13,836
California GO	5.000%	3/1/25	600	608
California GO	5.000%	4/1/25	3,005	3,047
California GO	5.000%	4/1/25	3,715	3,767
California GO	5.000%	8/1/25	3,380	3,447
California GO	5.000%	8/1/25	2,445	2,493
California GO	5.000%	8/1/25	2,055	2,096
California GO	5.000%	8/1/25	500	510
California GO	5.000%	8/1/25	265	270
California GO	5.000%	9/1/25	7,895	8,063
California GO	5.000%	9/1/25	725	740
California GO	5.000%	9/1/25	6,315	6,449
California GO	5.000%	9/1/25	2,000	2,043
California GO	5.000%	9/1/25	100	102
California GO	5.000%	9/1/25	4,455	4,550
California GO	5.000%	9/1/25	2,500	2,553
California GO	5.000%	9/1/25	5,000	5,106
California GO	4.000%	10/1/25	2,255	2,275
California GO	5.000%	10/1/25	1,110	1,116
California GO	5.000%	10/1/25	735	739
California GO	5.000%	10/1/25	7,840	8,017
California GO	5.000%	10/1/25	5,000	5,113
California GO	5.000%	10/1/25	875	895
California GO	5.000%	10/1/25	3,950	4,039
California GO	5.000%	10/1/25	4,650	4,755
California GO	4.000%	11/1/25	1,240	1,252
California GO	5.000%	11/1/25	4,395	4,501
California GO	5.000%	11/1/25	7,150	7,323
California GO	5.000%	11/1/25	8,360	8,562
California GO	5.000%	12/1/25	6,150	6,308
California GO	3.000%	3/1/26	2,875	2,841
California GO	5.000%	3/1/26	15,465	15,674
California GO	5.000%	3/1/26	980	993
California GO	5.000%	4/1/26	4,045	4,175
California GO	5.000%	4/1/26	11,365	11,731
California GO	4.000%	8/1/26	400	406
8

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	8/1/26	1,150	1,193
	California GO	5.000%	8/1/26	21,940	22,754
	California GO	5.000%	8/1/26	900	910
	California GO	5.000%	8/1/26	1,800	1,834
	California GO	5.000%	8/1/26	5,305	5,502
	California GO	5.000%	8/1/26	75	78
	California GO	5.000%	8/1/26	135	140
	California GO	4.000%	9/1/26	1,985	2,017
	California GO	5.000%	9/1/26	7,175	7,453
	California GO	5.000%	9/1/26	2,680	2,735
	California GO	5.000%	9/1/26	235	244
	California GO	5.000%	9/1/26	1,505	1,563
	California GO	5.000%	9/1/26	11,690	12,143
	California GO	5.000%	9/1/26	2,595	2,696
	California GO	5.000%	9/1/26	5,000	5,194
	California GO	5.000%	9/1/26	7,000	7,271
	California GO	5.000%	9/1/26	8,000	8,310
	California GO	5.000%	10/1/26	455	457
	California GO	5.000%	10/1/26	2,770	2,882
	California GO	5.000%	10/1/26	100	100
	California GO	5.000%	10/1/26	1,735	1,805
	California GO	5.000%	10/1/26	1,750	1,821
	California GO	5.000%	10/1/26	2,000	2,081
	California GO	4.000%	11/1/26	25	25
	California GO	5.000%	11/1/26	2,175	2,267
	California GO	5.000%	11/1/26	12,075	12,584
	California GO	5.000%	11/1/26	100	101
	California GO	5.000%	11/1/26	5,015	5,226
	California GO	5.000%	12/1/26	4,125	4,306
[9]	California GO	5.000%	2/1/27	3,990	4,178
	California GO	5.000%	3/1/27	5,960	6,040
	California GO	5.000%	3/1/27	8,090	8,199
	California GO	5.000%	4/1/27	5,445	5,720
	California GO	5.000%	4/1/27	2,920	3,068
	California GO	3.500%	8/1/27	350	353
	California GO	5.000%	8/1/27	2,510	2,562
	California GO	5.000%	8/1/27	6,090	6,167
	California GO	5.000%	8/1/27	3,750	3,966
	California GO	5.000%	8/1/27	7,310	7,730
	California GO	5.000%	9/1/27	1,000	1,036
	California GO	5.000%	9/1/27	1,180	1,250
	California GO	5.000%	9/1/27	6,325	6,700
	California GO	5.000%	9/1/27	8,000	8,474
	California GO	4.000%	10/1/27	11,175	11,498
	California GO	5.000%	10/1/27	10,170	10,211
	California GO	5.000%	10/1/27	1,265	1,342
	California GO	5.000%	10/1/27	2,735	2,817
	California GO	5.000%	10/1/27	6,100	6,472
	California GO	5.000%	11/1/27	65	69
	California GO	5.000%	11/1/27	2,325	2,471
	California GO	5.000%	11/1/27	2,450	2,604
	California GO	5.000%	11/1/27	3,460	3,677
	California GO	5.000%	11/1/27	3,505	3,725
	California GO	5.000%	11/1/27	4,365	4,639
	California GO	5.000%	11/1/27	1,185	1,259
	California GO	5.000%	12/1/27	8,200	8,730
	California GO	3.000%	3/1/28	4,370	4,339
	California GO	5.000%	3/1/28	3,395	3,445
	California GO	5.000%	4/1/28	13,670	14,631
	California GO	5.000%	4/1/28	5,675	6,074
	California GO	5.000%	8/1/28	6,475	6,714
	California GO	5.000%	8/1/28	9,255	9,596
	California GO	5.000%	8/1/28	7,445	7,880
	California GO	5.000%	8/1/28	630	644
	California GO	5.000%	8/1/28	435	460
	California GO	5.000%	8/1/28	7,595	8,180
	California GO	4.000%	9/1/28	315	320
9

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	4.000%	9/1/28	4,060	4,213
California GO	5.000%	9/1/28	2,990	3,105
California GO	5.000%	9/1/28	2,845	2,913
California GO	5.000%	9/1/28	1,270	1,370
California GO	5.000%	9/1/28	1,240	1,287
California GO	5.000%	9/1/28	4,985	5,377
California GO	5.000%	10/1/28	1,000	1,003
California GO	5.000%	10/1/28	930	933
California GO	5.000%	10/1/28	150	162
California GO	5.000%	10/1/28	5,060	5,467
California GO	5.000%	10/1/28	215	232
California GO	5.000%	10/1/28	22,215	24,000
California GO	5.000%	10/1/28	2,015	2,177
California GO	5.000%	11/1/28	220	234
California GO	5.000%	11/1/28	20,100	21,749
California GO	5.000%	12/1/28	14,350	15,551
California GO	5.000%	2/1/29	25	25
California GO	3.000%	3/1/29	40	39
California GO	3.000%	3/1/29	285	281
California GO	5.000%	3/1/29	205	223
California GO	5.000%	4/1/29	1,805	1,970
California GO	5.000%	4/1/29	3,305	3,607
California GO	5.000%	5/1/29	8,145	8,160
California GO	5.000%	8/1/29	7,660	7,953
California GO	5.000%	8/1/29	210	222
California GO	5.000%	8/1/29	655	670
California GO	5.000%	8/1/29	1,350	1,402
California GO	5.000%	8/1/29	1,730	1,754
California GO	5.000%	8/1/29	3,495	3,767
California GO	3.000%	9/1/29	155	153
California GO	4.000%	9/1/29	4,215	4,417
California GO	5.000%	9/1/29	880	915
California GO	5.000%	9/1/29	2,110	2,194
California GO	5.000%	9/1/29	1,125	1,237
California GO	5.000%	9/1/29	9,115	10,022
California GO	5.000%	10/1/29	250	251
California GO	5.000%	10/1/29	14,625	16,104
California GO	5.000%	10/1/29	8,595	8,877
California GO	5.000%	10/1/29	2,980	3,221
California GO	5.000%	10/1/29	5,780	6,365
California GO	5.000%	10/1/29	10,000	11,011
California GO	5.000%	10/1/29	255	281
California GO	5.000%	10/1/29	5,125	5,643
California GO	4.000%	11/1/29	15,480	16,251
California GO	5.000%	11/1/29	22,940	25,298
California GO	5.000%	11/1/29	12,065	13,305
California GO	5.000%	11/1/29	12,345	13,108
California GO	5.000%	11/1/29	2,530	2,790
California GO	5.000%	11/1/29	3,575	3,942
California GO	5.000%	12/1/29	1,785	1,971
California GO	5.000%	3/1/30	4,450	4,515
California GO	5.000%	3/1/30	2,250	2,497
California GO	5.000%	4/1/30	1,085	1,206
California GO	5.000%	8/1/30	7,940	8,244
California GO	5.000%	8/1/30	12,640	13,368
California GO	5.000%	8/1/30	50	51
California GO	5.000%	8/1/30	2,650	2,708
California GO	5.000%	8/1/30	1,700	1,798
California GO	5.000%	8/1/30	5,135	5,537
California GO	5.000%	9/1/30	2,450	2,547
California GO	5.000%	9/1/30	5,520	5,739
California GO	5.000%	9/1/30	10,200	10,438
California GO	5.000%	9/1/30	5,000	5,595
California GO	5.000%	10/1/30	340	341
California GO	5.000%	10/1/30	10,350	11,400
California GO	5.000%	10/1/30	5,325	5,758
California GO	5.000%	10/1/30	12,755	14,291
10

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	10/1/30	6,785	7,602
	California GO	5.000%	11/1/30	16,165	18,135
	California GO	5.000%	11/1/30	4,840	5,430
	California GO	5.000%	12/1/30	3,235	3,634
	California GO	5.000%	3/1/31	1,010	1,122
	California GO	5.000%	4/1/31	1,500	1,695
	California GO	5.000%	4/1/31	4,310	4,869
	California GO	5.000%	4/1/31	1,050	1,147
	California GO	5.000%	4/1/31	95	104
	California GO	5.000%	5/1/31	2,220	2,224
	California GO	4.000%	8/1/31	1,000	1,007
	California GO	5.000%	8/1/31	965	967
	California GO	5.000%	8/1/31	4,815	4,873
	California GO	5.000%	8/1/31	385	399
	California GO	3.250%	9/1/31	205	202
	California GO	4.000%	9/1/31	7,140	7,189
	California GO	5.000%	9/1/31	2,200	2,285
	California GO	5.000%	9/1/31	4,975	5,168
	California GO	5.000%	10/1/31	340	341
	California GO	5.000%	10/1/31	11,885	13,090
	California GO	5.000%	10/1/31	9,985	11,362
	California GO	5.000%	10/1/31	7,250	8,250
	California GO	5.000%	11/1/31	400	425
	California GO	5.000%	11/1/31	500	531
	California GO	5.000%	11/1/31	115	129
	California GO	5.000%	11/1/31	2,000	2,245
	California GO	5.000%	11/1/31	5,500	5,955
	California GO	5.000%	11/1/31	1,700	1,908
	California GO	5.000%	11/1/31	7,000	7,975
	California GO	5.000%	12/1/31	3,195	3,644
	California GO	5.000%	12/1/31	1,000	1,035
	California GO	5.000%	3/1/32	4,180	4,643
	California GO	5.000%	4/1/32	12,805	14,675
	California GO	5.000%	4/1/32	2,640	3,025
	California GO	5.000%	4/1/32	2,445	2,671
	California GO	5.000%	5/1/32	50	50
	California GO	4.000%	8/1/32	8,250	8,304
	California GO	5.000%	8/1/32	2,340	2,344
	California GO	5.000%	8/1/32	250	253
	California GO	5.000%	8/1/32	1,035	1,054
	California GO	5.000%	8/1/32	1,330	1,378
[6]	California GO	5.250%	8/1/32	31,530	36,319
	California GO	5.250%	8/1/32	1,075	1,098
	California GO	3.000%	9/1/32	100	97
	California GO	3.500%	9/1/32	65	65
	California GO	4.000%	9/1/32	13,525	13,616
	California GO	4.000%	9/1/32	10	10
	California GO	4.000%	9/1/32	7,610	7,661
	California GO	4.000%	9/1/32	305	307
	California GO	5.000%	9/1/32	2,465	2,558
	California GO	5.000%	9/1/32	3,260	3,323
	California GO	5.000%	9/1/32	3,430	3,559
	California GO	5.000%	9/1/32	3,235	3,675
	California GO	5.000%	9/1/32	3,290	3,792
	California GO	5.000%	9/1/32	5,000	5,763
	California GO	3.000%	10/1/32	335	321
	California GO	5.000%	10/1/32	7,195	7,218
	California GO	5.000%	10/1/32	2,200	2,422
	California GO	5.000%	10/1/32	16,250	18,346
	California GO	5.000%	10/1/32	9,245	10,515
	California GO	5.000%	11/1/32	1,360	1,444
	California GO	5.000%	11/1/32	11,010	11,912
	California GO	5.000%	11/1/32	500	531
	California GO	5.000%	11/1/32	70	79
	California GO	5.000%	11/1/32	10	12
	California GO	5.000%	12/1/32	5	5
	California GO	5.000%	3/1/33	1,185	1,199
11

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	5.000%	3/1/33	5,000	5,551
California GO	5.000%	3/1/33	1,045	1,160
California GO	5.000%	3/1/33	2,500	2,776
California GO	5.000%	4/1/33	7,890	8,602
California GO	5.000%	4/1/33	7,630	7,644
California GO	5.000%	4/1/33	1,045	1,197
California GO	5.000%	4/1/33	3,750	4,355
California GO	3.500%	8/1/33	95	94
California GO	4.000%	8/1/33	5,910	5,947
California GO	5.000%	8/1/33	8,730	9,042
California GO	5.000%	8/1/33	1,400	1,402
California GO	5.000%	8/1/33	13,065	13,206
California GO	5.000%	8/1/33	5,835	5,940
California GO	5.000%	8/1/33	2,285	2,416
California GO	3.000%	9/1/33	1,675	1,621
California GO	3.375%	9/1/33	695	683
California GO	4.000%	9/1/33	500	503
California GO	4.000%	9/1/33	575	579
California GO	5.000%	9/1/33	1,355	1,405
California GO	5.000%	9/1/33	1,025	1,181
California GO	5.000%	9/1/33	5,055	5,903
California GO	3.000%	10/1/33	730	715
California GO	4.000%	10/1/33	5	5
California GO	5.000%	10/1/33	7,365	7,388
California GO	5.000%	10/1/33	2,720	2,725
California GO	5.000%	10/1/33	5,405	6,276
California GO	4.000%	11/1/33	7,190	7,354
California GO	5.000%	11/1/33	350	393
California GO	5.000%	3/1/34	1,290	1,430
California GO	4.000%	8/1/34	425	425
California GO	5.000%	8/1/34	1,730	1,761
California GO	5.000%	8/1/34	10,485	10,858
California GO	4.000%	9/1/34	16,215	16,317
California GO	4.000%	9/1/34	255	257
California GO	4.000%	9/1/34	5	5
California GO	4.000%	9/1/34	6,000	6,527
California GO	5.000%	9/1/34	8,390	8,698
California GO	5.000%	9/1/34	1,230	1,253
California GO	5.000%	9/1/34	3,185	3,302
California GO	5.000%	9/1/34	2,205	2,534
California GO	5.000%	9/1/34	5,000	5,824
California GO	4.000%	10/1/34	5,720	5,964
California GO	4.000%	10/1/34	2,250	2,388
California GO	4.000%	10/1/34	6,615	7,022
California GO	4.000%	11/1/34	3,280	3,353
California GO	4.000%	11/1/34	1,825	1,931
California GO	5.000%	11/1/34	1,670	1,869
California GO	5.000%	12/1/34	3,570	3,687
California GO	5.000%	12/1/34	12,115	13,574
California GO	5.000%	3/1/35	25,815	28,544
California GO	5.000%	3/1/35	2,020	2,234
California GO	3.125%	4/1/35	5	5
California GO	5.000%	4/1/35	15,345	15,373
California GO	5.000%	4/1/35	3,715	4,232
California GO	5.000%	4/1/35	9,780	10,545
California GO	3.500%	8/1/35	290	283
California GO	5.000%	8/1/35	965	998
California GO	5.000%	8/1/35	1,570	1,573
California GO	5.000%	8/1/35	5,000	5,088
California GO	5.000%	8/1/35	1,545	1,631
California GO	3.000%	9/1/35	400	374
California GO	4.000%	9/1/35	7,470	7,509
California GO	4.000%	9/1/35	500	503
California GO	4.000%	9/1/35	5,105	5,131
California GO	5.000%	9/1/35	7,050	7,301
California GO	5.000%	9/1/35	3,340	3,459
California GO	5.000%	9/1/35	2,035	2,326
12

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	5.000%	9/1/35	7,760	8,869
California GO	5.000%	9/1/35	5,000	5,789
California GO	5.000%	9/1/35	10,000	11,650
California GO	5.000%	10/1/35	1,190	1,225
California GO	5.000%	10/1/35	5,000	5,755
California GO	4.000%	11/1/35	200	204
California GO	4.000%	11/1/35	2,230	2,341
California GO	5.000%	11/1/35	1,155	1,223
California GO	3.750%	12/1/35	70	68
California GO	5.000%	12/1/35	11,865	13,221
California GO	4.000%	3/1/36	10,020	10,388
California GO	5.000%	3/1/36	1,005	1,107
California GO	5.000%	4/1/36	7,900	8,534
California GO	4.000%	8/1/36	1,500	1,506
California GO	5.000%	8/1/36	9,035	9,667
California GO	5.000%	8/1/36	25	26
California GO	5.000%	8/1/36	5,890	6,188
California GO	3.000%	9/1/36	2,550	2,333
California GO	4.000%	9/1/36	215	216
California GO	4.000%	9/1/36	685	688
California GO	5.000%	9/1/36	555	574
California GO	5.000%	9/1/36	2,210	2,507
California GO	5.000%	9/1/36	2,165	2,456
California GO	5.000%	9/1/36	5,015	5,758
California GO	5.000%	9/1/36	15,000	17,324
California GO	3.000%	10/1/36	1,480	1,385
California GO	4.000%	10/1/36	1,155	1,193
California GO	4.000%	10/1/36	5,940	6,189
California GO	5.000%	10/1/36	10,290	11,745
California GO	2.000%	11/1/36	150	116
California GO	4.000%	11/1/36	35	36
California GO	5.000%	11/1/36	6,600	7,077
California GO	5.000%	11/1/36	5,740	6,350
California GO	5.000%	12/1/36	4,290	4,748
California GO	3.750%	4/1/37	500	479
California GO	5.000%	4/1/37	11,805	11,827
California GO	5.000%	4/1/37	1,360	1,464
California GO	5.000%	4/1/37	75	84
California GO	4.000%	8/1/37	40	40
California GO	4.000%	8/1/37	75	76
California GO	5.000%	8/1/37	5,595	5,769
California GO	4.000%	9/1/37	380	380
California GO	4.000%	9/1/37	925	927
California GO	4.000%	9/1/37	10,000	10,441
California GO	3.000%	10/1/37	13,520	12,385
California GO	3.750%	10/1/37	14,960	14,095
California GO	4.000%	10/1/37	4,005	4,108
California GO	5.000%	10/1/37	110	110
California GO	5.000%	10/1/37	3,940	4,381
California GO	5.000%	11/1/37	22,705	24,223
California GO	5.000%	11/1/37	2,365	2,485
California GO	5.000%	11/1/37	140	158
California GO	4.000%	3/1/38	8,595	8,800
California GO	5.000%	4/1/38	5,480	5,878
California GO	5.000%	4/1/38	150	150
California GO	4.000%	8/1/38	885	886
California GO	5.000%	8/1/38	1,600	1,647
California GO	5.000%	9/1/38	3,830	4,330
California GO	5.000%	9/1/39	4,875	5,441
California GO	4.000%	10/1/39	7,805	7,942
California GO	4.000%	10/1/39	6,400	6,405
California GO	5.000%	10/1/39	4,685	4,801
California GO	5.000%	10/1/39	3,485	3,753
California GO	5.000%	10/1/39	1,025	1,151
California GO	5.000%	11/1/39	17,480	18,533
California GO	4.000%	3/1/40	9,190	9,280
California GO	5.000%	9/1/41	6,505	7,092
13

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	9/1/41	8,000	8,928
	California GO	4.000%	10/1/41	7,320	7,369
	California GO	5.000%	10/1/41	13,615	14,782
	California GO	3.000%	11/1/41	210	182
	California GO	4.000%	11/1/41	2,905	2,877
	California GO	5.000%	4/1/42	11,410	11,862
	California GO	5.000%	4/1/42	10,685	11,682
	California GO	4.000%	9/1/42	1,710	1,714
	California GO	5.000%	9/1/42	12,310	13,510
	California GO	5.000%	9/1/42	3,550	3,708
	California GO	4.000%	10/1/42	950	953
	California GO	5.000%	10/1/42	23,800	25,252
	California GO	5.000%	10/1/42	27,355	30,181
	California GO	5.000%	11/1/42	6,875	7,557
	California GO	4.000%	2/1/43	25	25
	California GO	4.000%	9/1/43	5,735	5,718
	California GO	4.000%	9/1/43	5,900	5,882
	California GO	5.000%	9/1/43	5,000	5,520
	California GO	5.000%	9/1/43	11,800	13,082
	California GO	2.250%	11/1/43	210	143
	California GO	2.375%	12/1/43	1,415	984
	California GO	4.500%	12/1/43	300	300
	California GO	5.000%	12/1/43	1,960	1,964
	California GO	5.000%	12/1/43	140	151
	California GO	5.000%	5/1/44	1,000	1,002
	California GO	5.000%	9/1/44	8,000	8,827
	California GO	4.000%	10/1/44	5,220	5,146
	California GO	4.000%	11/1/44	635	625
	California GO	4.000%	3/1/45	85	84
	California GO	5.000%	3/1/45	3,610	3,638
	California GO	3.250%	4/1/45	5,150	4,458
	California GO	4.000%	8/1/45	120	118
	California GO	4.000%	9/1/45	40	40
	California GO	5.000%	9/1/45	7,560	7,759
	California GO	5.000%	10/1/45	9,015	9,842
	California GO	5.250%	10/1/45	10,250	11,424
	California GO	4.000%	11/1/45	16,725	16,470
	California GO	3.000%	3/1/46	5,160	4,211
	California GO	4.000%	3/1/46	3,000	2,983
	California GO	4.000%	3/1/46	5,700	5,669
	California GO	4.000%	8/1/46	110	108
	California GO	3.000%	9/1/46	1,385	1,102
	California GO	4.000%	9/1/46	95	94
	California GO	5.000%	9/1/46	1,600	1,641
	California GO	2.375%	10/1/46	6,670	4,401
	California GO	3.000%	12/1/46	100	81
	California GO	5.000%	4/1/47	8,650	9,320
	California GO	4.000%	9/1/47	3,000	2,980
	California GO	5.250%	9/1/47	12,725	14,028
	California GO	3.625%	10/1/47	1,070	947
	California GO	5.000%	10/1/47	6,885	7,026
	California GO	4.000%	11/1/47	80	79
	California GO	5.000%	11/1/47	16,630	17,177
	California GO	5.000%	9/1/48	14,750	16,076
	California GO	5.000%	4/1/49	3,485	3,654
	California GO	3.000%	10/1/49	2,325	1,808
	California GO	2.500%	12/1/49	560	363
	California GO	3.000%	12/1/49	400	314
	California GO	2.500%	3/1/50	1,400	900
	California GO	3.000%	3/1/50	3,000	2,328
	California GO	4.000%	3/1/50	3,000	2,947
	California GO	4.000%	10/1/50	7,330	7,199
	California GO	5.250%	10/1/50	20,005	22,019
	California GO	3.000%	11/1/50	2,500	1,934
[5]	California GO	3.000%	11/1/50	4,000	3,125
	California GO	4.000%	11/1/50	11,900	11,593
	California GO	2.375%	10/1/51	200	122
14

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	3.000%	4/1/52	12,020	9,247
	California GO	4.250%	9/1/52	4,485	4,522
	California GO	5.000%	9/1/52	2,620	2,805
	California GO	5.000%	9/1/53	8,370	9,036
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/47	1,090	1,135
[3]	California Infrastructure & Economic Development Bank Highway Revenue, ETM	5.000%	7/1/25	1,470	1,499
[9]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.125%	7/1/26	110	115
[3]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/28	560	598
[9]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/28	1,020	1,096
[9]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/28	880	946
	California Infrastructure & Economic Development Bank Intergovernmental Agreement Revenue	5.000%	10/1/47	5,000	5,489
	California Infrastructure & Economic Development Bank Intergovernmental Agreement Revenue	5.000%	10/1/52	5,045	5,485
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/44	1,570	1,665
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	5.000%	10/1/26	10,000	10,367
	California Infrastructure & Economic Development Bank Miscellaneous Revenue, Prere.	5.000%	10/1/26	1,895	1,979
	California Infrastructure & Economic Development Bank Recreational Revenue	3.250%	8/1/29	4,795	4,758
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/29	3,695	4,094
	California Infrastructure & Economic Development Bank Recreational Revenue	3.000%	7/1/50	1,025	772
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/25	5	5
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/26	20	21
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/27	70	74
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/27	450	482
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/28	185	196
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/29	355	384
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/35	200	215
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/38	2,445	2,608
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/39	90	95
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/43	470	480
	California Municipal Finance Authority College & University Revenue	5.250%	6/1/53	2,500	2,623
	California Municipal Finance Authority College & University Revenue, Prere.	4.000%	1/1/28	9,950	10,293
	California Municipal Finance Authority College & University Revenue, Prere.	5.000%	1/1/28	25	27
	California Municipal Finance Authority Intergovernmental Agreement Revenue	5.000%	6/1/43	1,500	1,575
	California Municipal Finance Authority Intergovernmental Agreement Revenue	5.000%	6/1/48	5,000	5,203
	California Municipal Finance Authority Lease (Abatement) Revenue	5.000%	6/1/42	680	702
	California Municipal Finance Authority Lease (Abatement) Revenue	4.000%	6/1/47	1,185	1,156
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/48	5,000	4,607
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/54	2,400	1,734
[6]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/49	9,800	2,663
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/24	1,015	1,015
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/24	4,020	4,032
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/24	4,000	4,017
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/25	2,500	2,527
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/25	3,000	3,059
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/25	430	440
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/26	310	315
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/26	1,400	1,406
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/27	115	117
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/27	645	648
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/27	40	42
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/28	6,025	6,422
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/28	615	624
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/28	1,095	1,178
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/28	110	110
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/28	2,355	2,496
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/29	1,905	2,090
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/29	310	311
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/29	470	497
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/30	5,000	5,587
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/30	10,875	10,917
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/31	3,765	4,271
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/32	80	91
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/32	2,005	2,274
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/32	4,995	5,013
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/33	2,000	2,264
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/33	5,650	5,671
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/34	1,665	1,884
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/35	1,850	2,155
15

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/35	135	152
California State Public Works Board Lease (Abatement) Revenue	4.500%	9/1/35	4,435	4,440
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/36	1,650	1,910
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/36	20	22
California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/39	15,900	15,949
California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/43	15,860	15,813
California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/44	1,990	1,960
California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/49	10,000	10,801
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/24	1,900	1,915
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/25	1,000	1,015
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/25	2,900	2,975
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/26	2,100	2,193
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/27	1,500	1,596
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/28	1,185	1,283
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/31	5,000	5,050
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/32	15,000	15,136
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/37	1,215	1,365
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/46	3,965	3,892
California State Public Works Board Lease (Abatement) Revenue, ETM	5.000%	10/1/25	25	26
California State Public Works Board Lease (Abatement) Revenue, ETM	5.000%	10/1/26	85	89
California State Public Works Board Lease (Abatement) Revenue, Prere.	5.000%	10/1/27	155	165
California State Public Works Board Lease (Abatement) Revenue, Prere.	5.000%	10/1/27	30	32
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/35	9,320	10,470
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/46	2,000	1,963
California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/46	3,040	3,254
California State University College & University Revenue	5.000%	11/1/25	360	369
California State University College & University Revenue	5.000%	11/1/25	1,915	1,965
California State University College & University Revenue	5.000%	11/1/26	170	174
California State University College & University Revenue	5.000%	11/1/26	25	26
California State University College & University Revenue	5.000%	11/1/27	225	231
California State University College & University Revenue	5.000%	11/1/27	90	95
California State University College & University Revenue	5.000%	11/1/27	2,655	2,747
California State University College & University Revenue	3.250%	11/1/28	1,815	1,801
California State University College & University Revenue	5.000%	11/1/28	495	513
California State University College & University Revenue	5.000%	11/1/28	360	381
California State University College & University Revenue	3.375%	11/1/29	4,055	4,046
California State University College & University Revenue	5.000%	11/1/29	150	159
California State University College & University Revenue	5.000%	11/1/29	1,040	1,078
California State University College & University Revenue	5.000%	11/1/30	500	518
California State University College & University Revenue	5.000%	11/1/30	6,000	6,155
California State University College & University Revenue	5.000%	11/1/31	13,590	13,939
California State University College & University Revenue	5.000%	11/1/31	180	190
California State University College & University Revenue	5.000%	11/1/31	2,175	2,254
California State University College & University Revenue	5.000%	11/1/32	535	565
California State University College & University Revenue	5.000%	11/1/32	8,540	8,845
California State University College & University Revenue	3.000%	11/1/33	205	195
California State University College & University Revenue	5.000%	11/1/33	210	222
California State University College & University Revenue	5.000%	11/1/33	55	56
California State University College & University Revenue	4.000%	11/1/34	3,075	3,105
California State University College & University Revenue	4.000%	11/1/34	8,585	8,604
California State University College & University Revenue	5.000%	11/1/34	465	491
California State University College & University Revenue	4.000%	11/1/35	2,190	2,206
California State University College & University Revenue	5.000%	11/1/35	395	417
California State University College & University Revenue	3.125%	11/1/36	1,450	1,355
California State University College & University Revenue	5.000%	11/1/36	1,255	1,321
California State University College & University Revenue	5.000%	11/1/36	275	284
California State University College & University Revenue	3.200%	11/1/37	50	46
California State University College & University Revenue	4.000%	11/1/37	375	376
California State University College & University Revenue	5.000%	11/1/37	420	430
California State University College & University Revenue	5.000%	11/1/37	240	252
California State University College & University Revenue	4.000%	11/1/38	3,940	3,948
California State University College & University Revenue	5.000%	11/1/38	3,285	3,358
California State University College & University Revenue	5.000%	11/1/38	130	136
California State University College & University Revenue	5.000%	11/1/41	6,160	6,310
California State University College & University Revenue	5.000%	11/1/42	10,330	10,744
California State University College & University Revenue	4.000%	11/1/43	10,940	10,849
California State University College & University Revenue	5.000%	11/1/43	2,310	2,353
16

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State University College & University Revenue	5.000%	11/1/43	4,145	4,382
	California State University College & University Revenue	5.000%	11/1/44	35	37
	California State University College & University Revenue	4.000%	11/1/45	2,500	2,472
	California State University College & University Revenue	5.000%	11/1/45	140	143
	California State University College & University Revenue	5.000%	11/1/47	690	714
	California State University College & University Revenue	5.000%	11/1/47	4,980	5,063
	California State University College & University Revenue	5.000%	11/1/48	2,525	2,647
	California State University College & University Revenue	5.250%	11/1/48	2,640	2,949
	California State University College & University Revenue	5.000%	11/1/49	1,775	1,871
	California State University College & University Revenue	3.000%	11/1/52	500	375
	California State University College & University Revenue	5.250%	11/1/53	3,500	3,874
	California State University College & University Revenue PUT	0.550%	11/1/26	2,500	2,244
	California State University College & University Revenue PUT	3.125%	11/1/26	1,750	1,734
	California State University College & University Revenue, Prere.	5.000%	11/1/24	690	695
	California State University College & University Revenue, Prere.	5.000%	11/1/24	280	282
	California State University College & University Revenue, Prere.	5.000%	11/1/24	130	131
	California State University College & University Revenue, Prere.	5.000%	11/1/24	890	896
	California State University College & University Revenue, Prere.	5.000%	11/1/24	150	151
	California State University College & University Revenue, Prere.	5.000%	11/1/24	100	101
	California State University College & University Revenue, Prere.	5.000%	11/1/24	1,605	1,616
	California State University College & University Revenue, Prere.	5.000%	11/1/24	13,390	13,486
	California State University College & University Revenue, Prere.	5.000%	11/1/24	3,720	3,747
	California State University College & University Revenue, Prere.	5.000%	11/1/24	2,060	2,075
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/40	500	432
	California State University Local or Guaranteed Housing Revenue	4.000%	11/1/45	4,100	4,066
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/42	405	409
[5]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.000%	5/15/51	5,000	3,781
[6]	Centinela Valley Union High School District GO	4.000%	8/1/50	300	284
	Cerritos Community College District GO	3.000%	8/1/44	20	16
	Cerritos Community College District GO	4.000%	8/1/44	2,455	2,433
	Chabot-Las Positas Community College District GO	5.000%	8/1/24	1,000	1,003
	Chabot-Las Positas Community College District GO	4.000%	8/1/33	495	500
	Chabot-Las Positas Community College District GO	4.000%	8/1/35	1,000	1,007
	Chabot-Las Positas Community College District GO	4.000%	8/1/37	21,730	21,827
	Chabot-Las Positas Community College District GO	4.000%	8/1/47	2,825	2,786
	Chabot-Las Positas Community College District GO	5.250%	8/1/48	3,960	4,417
	Chaffey Community College District GO	4.000%	6/1/43	50	50
	Chaffey Community College District GO	5.000%	6/1/48	1,650	1,726
	Chico Unified School District GO	4.000%	8/1/44	1,750	1,749
	Chino Basin Regional Financing Authority Lease Revenue	4.000%	11/1/25	13,350	13,473
[6]	Chino Valley Unified School District GO	3.375%	8/1/50	5,000	4,158
	Chino Valley Unified School District GO	5.000%	8/1/55	14,000	14,717
	Clovis Unified School District GO	4.000%	8/1/40	65	65
	Clovis Unified School District GO	5.000%	8/1/47	3,000	3,213
	Clovis Unified School District GO, Prere.	4.000%	8/1/25	65	66
[6]	Coast Community College District GO	0.000%	8/1/27	100	90
	Coast Community College District GO	0.000%	8/1/41	10,110	4,764
	Coast Community College District GO, Prere.	5.000%	8/15/25	2,710	2,762
	Coast Community College District GO, Prere.	4.500%	8/1/27	730	766
[6]	Colton Joint Unified School District GO	0.000%	8/1/42	990	436
[5]	Compton CA Unified School District GO	3.000%	6/1/49	15	11
[5]	Compton CA Unified School District GO	4.000%	6/1/49	125	122
	Contra Costa Transportation Authority Sales Tax Revenue	4.000%	3/1/34	205	221
	Coronado Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	1,430	1,459
[6]	Corona-Norco Unified School District GO	0.000%	8/1/39	675	342
	Corona-Norco Unified School District GO	4.000%	8/1/49	2,385	2,337
	Cupertino Union School District GO	4.000%	8/1/40	11,090	11,005
	Cypress School District GO	0.000%	8/1/40	250	120
	Desert Community College District GO	4.000%	8/1/39	1,380	1,381
	Desert Community College District GO	4.000%	8/1/51	8,320	8,094
	Desert Community College District GO	4.000%	8/1/51	2,000	1,942
	Desert Sands Unified School District GO	4.000%	8/1/44	4,900	4,884
	Downey Unified School District GO	4.000%	8/1/52	10	10
	Dublin Unified School District GO	4.125%	8/1/49	2,000	2,001
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/27	15,000	15,285
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/28	245	250
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/28	80	85
17

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/29	350	357
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/29	100	106
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/30	90	92
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/30	290	308
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/31	7,370	7,503
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/35	1,100	1,119
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/37	7,930	8,055
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/42	520	542
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/44	11,980	12,828
	East Bay Municipal Utility District Water System Water Revenue	4.000%	6/1/45	120	118
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/45	2,205	2,292
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/49	5,000	5,468
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/54	3,000	3,257
	Eastern Municipal Water District Financing Authority Water Revenue	5.250%	7/1/42	75	79
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/47	4,560	4,739
	El Camino Community College District Foundation GO	0.000%	8/1/33	190	141
	El Camino Community College District Foundation GO	0.000%	8/1/34	215	155
	El Camino Community College District Foundation GO	0.000%	8/1/38	500	289
	El Monte Union High School District GO	0.000%	6/1/44	2,900	1,144
	El Monte Union High School District GO	0.000%	6/1/45	3,170	1,181
	El Monte Union High School District GO	0.000%	6/1/46	2,665	937
[5]	Elk Grove Unified School District COP	3.125%	2/1/40	150	127
	Elk Grove Unified School District GO	4.000%	8/1/48	5,000	4,917
[6]	Folsom Cordova Unified School District GO	4.000%	10/1/44	1,335	1,315
[3,8]	Foothill-De Anza Community College District GO	0.000%	8/1/32	1,560	1,213
	Foothill-De Anza Community College District GO	3.000%	8/1/40	325	281
	Foothill-De Anza Community College District GO, Prere.	5.000%	8/1/24	390	391
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/33	1,000	711
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/43	4,750	4,602
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/46	8,180	7,849
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/46	21,500	20,630
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.500%	1/15/53	7,480	6,142
[6]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.500%	1/15/53	6,265	5,321
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.950%	1/15/53	500	449
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/25	30	29
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/26	385	363
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/28	1,695	1,506
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/29	20	17
	Foster City CA GO	2.250%	8/1/50	1,000	600
	Fremont Union High School District GO	4.000%	8/1/40	725	719
	Fremont Union High School District GO	4.000%	8/1/44	15,000	14,745
	Fremont Union High School District GO	5.000%	8/1/44	1,275	1,330
	Fremont Union High School District GO	4.000%	8/1/46	20	20
[6]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/31	420	443
	Fresno Unified School District GO	4.000%	8/1/41	560	557
	Fresno Unified School District GO	0.000%	8/1/43	5,365	2,239
	Fresno Unified School District GO	4.000%	8/1/46	75	73
[5]	Fresno Unified School District GO	3.000%	8/1/51	3,960	2,993
	Fresno Unified School District GO	4.000%	8/1/55	4,000	3,887
	Glendale CA Community College District GO	0.000%	8/1/44	4,320	1,712
	Glendale CA Community College District GO	4.000%	8/1/46	7,400	7,293
	Glendale CA Community College District GO	3.000%	8/1/47	790	604
	Glendale CA Community College District GO	4.000%	8/1/50	8,295	8,127
	Glendale CA Community College District GO, Prere.	5.250%	8/1/27	170	182
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/47	3,595	3,545
	Hayward Area Recreation & Park District GO	4.000%	8/1/46	1,500	1,474
[6]	Hayward Unified School District GO	4.000%	8/1/42	10,920	10,907
[6]	Hayward Unified School District GO	4.000%	8/1/45	3,000	2,996
[5]	Hayward Unified School District GO	4.000%	8/1/46	2,005	1,996
[5]	Hayward Unified School District GO	4.000%	8/1/48	2,485	2,447
[6]	Hayward Unified School District GO	4.000%	8/1/50	6,245	6,108
	Hayward Unified School District GO, Prere.	5.000%	8/1/24	495	497
[8]	Huntington Beach Union High School District GO	0.000%	8/1/33	9,040	6,592
[8]	Huntington Beach Union High School District GO	0.000%	8/1/34	9,170	6,421
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/46	2,000	2,052
[6]	Inland Valley Development Agency Tax Allocation Revenue	5.000%	9/1/44	5,000	5,025
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.250%	5/1/43	5,000	5,141
18

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.250%	5/1/48	5,000	5,122
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	4.250%	5/1/53	10,340	10,345
[5]	Irvine Facilities Financing Authority Special Tax Revenue (Irvine Great Park Infrastructure Project)	5.250%	9/1/53	4,415	4,851
	Irvine Unified School District GO	2.250%	9/1/50	2,750	1,650
	Kern Community College District GO	3.000%	8/1/46	2,440	1,938
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/46	95	93
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/47	10,000	9,995
	Lodi CA Unified School District GO	3.000%	8/1/43	70	57
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/44	415	443
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/47	30	31
	Long Beach Unified School District GO	5.000%	8/1/24	75	75
	Long Beach Unified School District GO	0.000%	8/1/39	10,780	5,313
	Long Beach Unified School District GO	4.000%	8/1/45	350	346
	Long Beach Unified School District GO	3.000%	8/1/47	6,200	4,793
	Long Beach Unified School District GO	3.000%	8/1/50	75	56
	Los Angeles CA Community College District GO	5.000%	8/1/24	475	476
	Los Angeles CA Community College District GO	5.000%	8/1/24	3,900	3,912
	Los Angeles CA Community College District GO	5.000%	8/1/24	1,275	1,279
	Los Angeles CA Community College District GO	5.000%	8/1/25	350	358
	Los Angeles CA Community College District GO	5.000%	8/1/25	5	5
	Los Angeles CA Community College District GO	5.000%	8/1/25	45	46
	Los Angeles CA Community College District GO	5.000%	8/1/25	4,000	4,088
	Los Angeles CA Community College District GO	5.000%	6/1/26	115	120
	Los Angeles CA Community College District GO	5.000%	8/1/26	25	26
	Los Angeles CA Community College District GO	5.000%	8/1/26	3,500	3,654
	Los Angeles CA Community College District GO	5.000%	8/1/27	90	96
	Los Angeles CA Community College District GO	5.000%	8/1/27	5,000	5,335
	Los Angeles CA Community College District GO	5.000%	8/1/28	3,400	3,716
	Los Angeles CA Community College District GO	5.000%	8/1/30	2,445	2,790
	Los Angeles CA Community College District GO	4.000%	8/1/34	1,500	1,517
	Los Angeles CA Community College District GO	4.000%	8/1/35	1,870	1,887
	Los Angeles CA Community College District GO	4.000%	8/1/36	80	81
	Los Angeles CA Community College District GO	5.000%	8/1/36	120	125
	Los Angeles CA Community College District GO	5.000%	8/1/36	20	23
	Los Angeles CA Community College District GO	4.000%	8/1/37	1,075	1,080
	Los Angeles CA Community College District GO	4.000%	8/1/37	1,465	1,472
	Los Angeles CA Community College District GO	5.000%	8/1/37	30	35
	Los Angeles CA Community College District GO	4.000%	8/1/38	14,900	14,930
	Los Angeles CA Community College District GO	5.000%	8/1/38	1,065	1,102
	Los Angeles CA Community College District GO	3.000%	8/1/39	40	36
	Los Angeles CA Community College District GO	4.000%	8/1/39	1,530	1,532
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	325	325
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	340	340
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	75	75
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	1,800	1,806
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	10,705	10,743
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	1,000	1,004
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	1,225	1,229
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	3,470	3,482
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	5,410	5,429
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	685	687
	Los Angeles CA Unified School District COP	5.000%	10/1/31	2,000	2,274
	Los Angeles CA Unified School District COP	5.000%	10/1/32	2,000	2,304
	Los Angeles CA Unified School District COP	5.000%	10/1/33	2,000	2,334
	Los Angeles CA Unified School District COP	5.000%	10/1/34	2,000	2,326
	Los Angeles CA Unified School District COP	5.000%	10/1/35	1,310	1,519
	Los Angeles CA Unified School District COP	5.000%	10/1/36	1,500	1,725
	Los Angeles CA Unified School District COP	5.000%	10/1/37	1,000	1,138
	Los Angeles CA Unified School District COP	5.000%	10/1/38	1,000	1,130
	Los Angeles CA Unified School District GO	5.000%	7/1/24	3,550	3,557
	Los Angeles CA Unified School District GO	5.000%	7/1/24	1,380	1,383
	Los Angeles CA Unified School District GO	5.000%	7/1/24	4,250	4,258
	Los Angeles CA Unified School District GO	5.000%	7/1/24	400	401
	Los Angeles CA Unified School District GO	5.000%	7/1/24	200	200
	Los Angeles CA Unified School District GO	5.000%	7/1/24	2,700	2,705
	Los Angeles CA Unified School District GO	5.000%	7/1/24	1,070	1,072
	Los Angeles CA Unified School District GO	5.000%	7/1/24	5,000	5,010
19

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles CA Unified School District GO	5.000%	7/1/25	1,205	1,227
Los Angeles CA Unified School District GO	5.000%	7/1/25	1,460	1,487
Los Angeles CA Unified School District GO	5.000%	7/1/25	1,700	1,705
Los Angeles CA Unified School District GO	5.000%	7/1/25	5,000	5,092
Los Angeles CA Unified School District GO	5.000%	7/1/25	3,390	3,452
Los Angeles CA Unified School District GO	5.000%	7/1/26	145	148
Los Angeles CA Unified School District GO	5.000%	7/1/26	20,000	20,055
Los Angeles CA Unified School District GO	5.000%	7/1/26	3,620	3,752
Los Angeles CA Unified School District GO	5.000%	7/1/26	2,550	2,643
Los Angeles CA Unified School District GO	5.000%	7/1/26	4,640	4,810
Los Angeles CA Unified School District GO	5.000%	7/1/27	780	810
Los Angeles CA Unified School District GO	5.000%	7/1/27	270	285
Los Angeles CA Unified School District GO	5.000%	7/1/27	275	276
Los Angeles CA Unified School District GO	5.000%	7/1/27	95	100
Los Angeles CA Unified School District GO	5.000%	7/1/27	225	238
Los Angeles CA Unified School District GO	5.000%	7/1/27	145	153
Los Angeles CA Unified School District GO	5.000%	7/1/27	4,000	4,229
Los Angeles CA Unified School District GO	5.000%	7/1/28	27,620	27,696
Los Angeles CA Unified School District GO	5.000%	7/1/28	215	230
Los Angeles CA Unified School District GO	5.000%	7/1/28	100	108
Los Angeles CA Unified School District GO	5.000%	7/1/28	3,590	3,727
Los Angeles CA Unified School District GO	5.000%	7/1/29	440	449
Los Angeles CA Unified School District GO	5.000%	7/1/29	11,350	11,381
Los Angeles CA Unified School District GO	5.000%	7/1/29	40	44
Los Angeles CA Unified School District GO	5.000%	7/1/29	105	112
Los Angeles CA Unified School District GO	5.000%	7/1/29	255	280
Los Angeles CA Unified School District GO	5.000%	7/1/29	390	428
Los Angeles CA Unified School District GO	5.000%	7/1/29	9,775	10,736
Los Angeles CA Unified School District GO	5.000%	7/1/30	650	714
Los Angeles CA Unified School District GO	5.000%	7/1/30	645	670
Los Angeles CA Unified School District GO	5.000%	7/1/30	15,000	15,041
Los Angeles CA Unified School District GO	5.000%	7/1/30	1,750	1,868
Los Angeles CA Unified School District GO	5.000%	7/1/30	100	112
Los Angeles CA Unified School District GO	3.000%	7/1/31	4,060	3,938
Los Angeles CA Unified School District GO	5.000%	7/1/31	930	1,021
Los Angeles CA Unified School District GO	5.000%	7/1/31	120	128
Los Angeles CA Unified School District GO	5.000%	7/1/31	28,800	32,694
Los Angeles CA Unified School District GO	3.000%	7/1/32	1,260	1,206
Los Angeles CA Unified School District GO	4.000%	7/1/32	15	16
Los Angeles CA Unified School District GO	5.000%	7/1/32	190	212
Los Angeles CA Unified School District GO	5.000%	7/1/32	130	139
Los Angeles CA Unified School District GO	5.000%	7/1/32	80	88
Los Angeles CA Unified School District GO	5.000%	7/1/32	15	17
Los Angeles CA Unified School District GO	5.000%	7/1/32	42,955	49,463
Los Angeles CA Unified School District GO	4.000%	7/1/33	2,520	2,526
Los Angeles CA Unified School District GO	4.000%	7/1/33	20	21
Los Angeles CA Unified School District GO	4.000%	7/1/33	50	52
Los Angeles CA Unified School District GO	5.000%	7/1/33	5	6
Los Angeles CA Unified School District GO	5.000%	7/1/33	160	179
Los Angeles CA Unified School District GO	5.000%	7/1/33	4,250	4,956
Los Angeles CA Unified School District GO	5.000%	7/1/33	24,800	28,920
Los Angeles CA Unified School District GO	3.000%	1/1/34	150	142
Los Angeles CA Unified School District GO	4.000%	7/1/34	1,685	1,690
Los Angeles CA Unified School District GO	5.000%	7/1/34	5,000	5,861
Los Angeles CA Unified School District GO	5.000%	7/1/34	14,100	16,637
Los Angeles CA Unified School District GO	3.000%	7/1/35	50	47
Los Angeles CA Unified School District GO	4.000%	7/1/35	2,000	2,114
Los Angeles CA Unified School District GO	5.000%	7/1/35	155	173
Los Angeles CA Unified School District GO	5.000%	7/1/35	5,000	5,853
Los Angeles CA Unified School District GO	3.500%	7/1/36	55	52
Los Angeles CA Unified School District GO	5.000%	7/1/36	3,840	4,077
Los Angeles CA Unified School District GO	5.000%	7/1/36	2,000	2,337
Los Angeles CA Unified School District GO	4.000%	7/1/37	2,000	2,089
Los Angeles CA Unified School District GO	4.000%	7/1/37	5,000	5,222
Los Angeles CA Unified School District GO	5.000%	7/1/37	2,855	3,020
Los Angeles CA Unified School District GO	5.000%	7/1/37	2,440	2,821
Los Angeles CA Unified School District GO	3.000%	7/1/38	200	176
20

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles CA Unified School District GO	4.000%	7/1/38	2,000	2,074
Los Angeles CA Unified School District GO	5.000%	7/1/38	60	63
Los Angeles CA Unified School District GO	5.000%	7/1/38	2,000	2,295
Los Angeles CA Unified School District GO	4.000%	7/1/39	2,200	2,265
Los Angeles CA Unified School District GO	4.000%	7/1/39	4,075	4,195
Los Angeles CA Unified School District GO	5.000%	7/1/39	3,000	3,425
Los Angeles CA Unified School District GO	4.000%	7/1/40	1,120	1,143
Los Angeles CA Unified School District GO	5.000%	7/1/40	3,075	3,128
Los Angeles CA Unified School District GO	5.250%	7/1/40	3,000	3,475
Los Angeles CA Unified School District GO	5.000%	7/1/41	2,000	2,253
Los Angeles CA Unified School District GO	5.250%	7/1/42	25,560	27,108
Los Angeles CA Unified School District GO	5.250%	7/1/42	3,000	3,432
Los Angeles CA Unified School District GO	5.000%	7/1/43	2,500	2,779
Los Angeles CA Unified School District GO	4.000%	7/1/44	4,000	4,019
Los Angeles CA Unified School District GO	4.000%	7/1/44	50	50
Los Angeles CA Unified School District GO	3.000%	7/1/45	25	20
Los Angeles CA Unified School District GO	2.625%	7/1/46	2,000	1,387
Los Angeles CA Unified School District GO	4.000%	7/1/46	85	85
Los Angeles CA Unified School District GO	5.250%	7/1/47	7,750	8,602
Los Angeles CA Unified School District GO	5.250%	7/1/48	12,000	13,395
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/25	5	5
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/26	640	641
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/26	65	68
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/28	160	174
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/28	455	495
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/30	85	96
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/31	5	6
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/32	55	64
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	1,415	1,416
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/43	8,235	8,246
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/45	250	253
Los Angeles CA Wastewater System Sewer Revenue	5.250%	6/1/47	50	52
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/48	5,000	5,211
Los Angeles CA Wastewater System Sewer Revenue	4.000%	6/1/52	4,975	4,955
Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/43	5,000	5,277
Los Angeles County Facilities Inc. Lease (Abatement) Revenue	4.000%	12/1/48	4,350	4,257
Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/51	18,145	18,863
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/24	1,250	1,251
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/26	390	406
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/27	140	149
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/28	795	865
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29	500	556
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29	285	317
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/30	325	368
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/30	150	170
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/31	1,070	1,232
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/31	840	951
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/31	155	179
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	3,260	3,382
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	3,260	3,687
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	315	369
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	470	540
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	35	36
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	2,785	3,147
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	6,335	6,705
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	315	362
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/34	60	64
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	3,210	3,620
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	10,000	10,582
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	80	87
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/35	120	127
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/35	895	1,008
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	4,135	4,483
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/36	8,000	8,446
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/36	1,505	1,594
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	1,265	1,417
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	335	362
21

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	130	137
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/37	200	209
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/37	1,310	1,457
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/37	1,560	1,610
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	75	81
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/38	150	156
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	1,250	1,312
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	70	75
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	1,085	1,139
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/39	80	85
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/40	5,695	5,952
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/41	600	626
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/42	3,945	4,111
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/44	10,040	10,598
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/40	2,185	2,185
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/44	3,175	3,376
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/45	5,000	5,397
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/46	7,000	7,029
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	2.625%	12/1/51	2,650	1,733
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue	4.000%	10/1/42	840	831
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/24	40	40
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/26	250	260
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	20	22
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	350	388
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	185	207
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	5	6
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	30	34
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	1,070	1,199
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	405	453
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	4,055	4,583
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	1,495	1,669
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	85	96
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	4,680	5,216
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	80	90
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	4,585	5,097
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	395	437
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	115	126
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	3,105	3,148
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	400	437
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	490	533
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	2,005	2,048
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	100	108
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/42	1,220	1,268
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/43	2,600	2,766
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/45	10,445	11,241
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/48	15,255	14,862
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/48	20	19
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/49	6,150	6,394
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/25	145	148
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/25	10	10
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/25	90	90
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	110	114
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	40	40
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	85	85
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	1,050	1,116
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	515	548
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	45	45
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	110	110
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	770	836
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	100	109
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	210	228
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	940	1,043
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	1,945	2,159
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	1,000	1,100
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	1,560	1,577
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	1,220	1,382
Los Angeles Department of Water & Power Electric Power & Light Revenue	3.250%	7/1/31	320	313
22

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	145	159
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	280	323
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	350	384
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	7,510	8,306
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	3,000	3,512
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	205	240
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	5,430	5,841
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	75	82
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	1,350	1,365
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	1,290	1,292
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	385	386
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	2,520	2,546
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	220	237
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	115	120
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	1,505	1,618
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	5,000	5,233
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	250	253
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	3,000	3,539
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	465	466
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	460	461
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	125	133
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	3,500	4,097
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	120	127
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	5,000	5,793
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	3,265	3,449
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	375	426
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	395	445
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	6,000	6,896
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	2,595	2,861
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	5,205	5,215
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	255	287
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	960	962
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	2,090	2,092
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	300	307
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	1,155	1,262
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	4,870	5,388
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	4,605	5,024
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	1,185	1,307
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	3,405	3,814
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	17,080	17,761
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	1,010	1,031
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	2,505	2,590
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	2,945	3,136
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	5,055	5,556
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	1,800	2,008
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	30	32
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	7,470	8,214
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	6,720	7,353
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	2,575	2,858
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/44	9,585	9,603
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/44	125	132
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/44	465	466
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/44	2,615	2,616
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/45	1,465	1,542
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/45	1,855	1,989
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/45	200	217
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/46	5,000	5,400
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/47	3,850	4,176
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/48	5,610	5,989
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/48	2,455	2,673
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/49	150	157
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/49	7,105	7,494
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/50	6,000	6,361
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	6,700	7,151
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	7,095	7,543
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	7,000	7,471
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/53	340	367
23

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/53	3,000	3,292
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/29	15	16
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/30	240	257
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	40	48
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	20	24
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	335	361
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	5,000	5,372
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	435	488
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	40	45
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	10	11
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	1,300	1,301
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	20	22
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	1,335	1,505
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	65	74
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	3,035	3,324
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	2,535	2,777
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	145	163
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	310	317
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	1,630	1,772
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	3,815	3,953
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	50	56
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	90	99
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	1,540	1,622
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	10,000	11,025
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/44	2,140	2,209
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/46	5,605	5,703
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/46	65	70
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/47	4,295	4,129
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/47	10,680	11,566
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/48	6,095	6,371
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/49	3,885	3,723
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/50	4,185	4,446
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/52	8,275	8,910
	Los Angeles Department of Water & Power Water System Water Revenue	5.250%	7/1/53	4,400	4,853
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/24	2,655	2,675
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/25	160	164
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/27	675	705
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/28	230	240
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	1,945	2,029
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	2,660	2,773
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/31	620	646
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/32	5	5
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/33	9,160	9,301
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/34	3,085	3,122
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/35	2,475	2,501
	Los Rios Community College District GO	3.000%	8/1/24	1,250	1,247
	Los Rios Community College District GO	3.000%	8/1/25	1,500	1,491
[8]	Madera Unified School District GO	0.000%	8/1/31	3,475	2,687
	Metropolitan Water District of Southern California Water Revenue	2.250%	7/1/24	135	134
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/24	180	180
	Metropolitan Water District of Southern California Water Revenue	2.500%	7/1/25	260	255
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/25	2,005	2,046
	Metropolitan Water District of Southern California Water Revenue	2.500%	7/1/26	440	427
	Metropolitan Water District of Southern California Water Revenue	2.500%	7/1/27	575	553
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/27	10	11
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/27	95	101
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/27	130	140
	Metropolitan Water District of Southern California Water Revenue	3.000%	7/1/28	9,500	9,430
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/28	280	307
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/29	105	117
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/29	20	22
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/30	515	569
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/31	325	359
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/31	1,015	1,178
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/34	50	55
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/35	625	686
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/38	4,000	4,441
24

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/38	1,000	1,083
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/39	7,515	8,311
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/40	170	186
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/49	4,605	4,918
	Metropolitan Water District of Southern California Water Revenue	5.000%	4/1/53	110	119
	Metropolitan Water District of Southern California Water Revenue, Prere.	5.000%	7/1/25	13,870	14,141
	Metropolitan Water District of Southern California Water Revenue, Prere.	5.000%	7/1/25	110	112
	Montebello Unified School District GO	4.000%	8/1/46	500	481
[8]	Moreno Valley CA Unified School District GO	0.000%	8/1/25	4,025	3,838
	Mount San Antonio Community College District GO	5.000%	8/1/44	170	182
	Mount San Antonio Community College District GO	0.000%	8/1/45	6,670	2,626
	Mount San Antonio Community College District GO	4.000%	8/1/49	9,120	8,964
[7]	Mount San Antonio Community College District GO, 6.250% coupon rate effective 8/1/28	0.000%	8/1/43	250	239
	Mount San Jacinto Community College District GO	4.000%	8/1/43	8,430	8,382
	Mountain View-Whisman School District GO, Prere.	4.000%	9/1/26	235	240
[6]	Napa Valley Unified School District GO	4.000%	8/1/44	5,365	5,281
[10]	New Haven Unified School District GO	0.000%	8/1/33	325	236
[10]	New Haven Unified School District GO	0.000%	8/1/34	495	346
	Newport Mesa Unified School District GO	0.000%	8/1/34	300	216
	Newport Mesa Unified School District GO	0.000%	8/1/36	400	263
	Newport Mesa Unified School District GO	0.000%	8/1/45	1,000	381
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/42	485	501
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/47	510	524
[10]	Norwalk-La Mirada Unified School District GO	0.000%	8/1/38	1,170	671
	Oakland CA GO	3.000%	1/15/50	4,225	3,155
	Oakland CA GO	5.500%	7/15/53	1,390	1,560
[6]	Oakland Unified School District/Alameda County GO	3.000%	8/1/40	20	16
[5]	Oakland Unified School District/Alameda County GO	4.000%	8/1/46	5,685	5,635
[6]	Oakland Unified School District/Alameda County GO	5.250%	8/1/48	5,000	5,549
	Oakland Unified School District/Alameda County GO, Prere.	5.000%	8/1/25	2,620	2,674
[6]	Orange County CA Ocean View School District GO	2.375%	8/1/50	2,660	1,639
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/36	50	55
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/41	750	804
	Orange County Water District Water Revenue	4.000%	8/15/41	165	165
	Oxnard Union High School District GO	4.000%	8/1/47	275	275
	Palomar Community College District GO	4.000%	8/1/45	600	595
	Palomar Community College District GO, Prere.	4.000%	8/1/25	55	55
	Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue	5.000%	6/1/51	1,400	1,495
	Peralta Community College District GO	4.000%	8/1/39	5,350	5,259
	Peralta Community College District GO	4.000%	8/1/39	40	39
[6]	Perris Union CA High School District GO	4.000%	9/1/43	300	300
	Perris Union CA High School District GO	3.000%	9/1/45	40	31
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/46	3,015	1,096
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/49	500	155
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/46	6,480	6,442
	Pleasanton Unified School District GO	4.000%	8/1/52	3,000	2,927
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/26	1,050	1,095
	Port of Los Angeles Port, Airport & Marina Revenue	4.000%	8/1/39	5,500	5,491
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/44	375	376
	Poway Unified School District GO	0.000%	8/1/32	130	99
	Poway Unified School District GO	0.000%	8/1/33	2,145	1,569
	Poway Unified School District GO	0.000%	8/1/36	1,000	638
	Poway Unified School District GO	0.000%	8/1/40	10,450	5,337
	Poway Unified School District GO	0.000%	8/1/46	7,075	2,483
	Rio Hondo CA Community College District GO	0.000%	8/1/43	5,000	2,018
	Rio Hondo CA Community College District GO	0.000%	8/1/44	5,000	1,908
	Rio Hondo CA Community College District GO	0.000%	8/1/45	5,000	1,807
	Rio Hondo CA Community College District GO	0.000%	8/1/46	5,000	1,705
[6]	River Islands Public Financing Authority Special Tax Revenue	4.250%	9/1/47	195	195
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/37	1,040	1,126
	Riverside CA Sewer Revenue	5.000%	8/1/40	335	340
	Riverside Community College District GO	3.000%	8/1/37	2,010	1,818
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	4.125%	11/1/25	235	238
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.250%	11/1/25	2,630	2,708
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/38	20	20
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/39	2,575	2,604
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/40	405	407
25

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/41	2,500	1,183
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/43	2,595	1,099
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/46	1,925	1,857
	Riverside County Transportation Commission Highway Revenue	3.000%	6/1/49	6,625	4,990
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/30	175	187
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/31	1,480	1,582
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/32	375	401
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/35	100	107
	Riverside County Transportation Commission Sales Tax Revenue	4.000%	6/1/36	1,250	1,286
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/37	415	439
	Riverside Unified School District GO	4.000%	8/1/42	4,855	4,825
	Roseville Joint Union High School District GO	3.000%	8/1/40	1,435	1,209
	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/41	6,710	6,898
[6]	Sacramento CA City Unified School District GO	0.000%	7/1/30	4,515	3,712
	Sacramento CA City Unified School District GO	4.000%	5/1/47	570	538
[5]	Sacramento CA City Unified School District GO	5.500%	8/1/47	2,070	2,256
[5]	Sacramento CA City Unified School District GO	5.500%	8/1/52	11,305	12,241
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/48	7,555	7,738
[9]	Sacramento City Financing Authority Lease (Abatement) Revenue (Master Lease Program)	5.250%	12/1/30	5,885	6,624
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	385	392
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/31	35	41
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/32	225	265
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/33	430	498
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	12/1/44	13,905	13,611
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/38	5,000	5,441
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/39	2,525	2,739
	Sacramento Municipal Utility District Electric Power & Light Revenue	4.000%	8/15/45	65	65
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/48	35	38
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/49	6,000	6,522
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/50	5,715	6,047
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/53	65	70
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/54	7,400	8,005
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/30	100	111
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/32	55	65
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/33	275	330
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/35	85	101
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/36	60	71
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/37	100	117
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/38	65	75
[6]	San Bernardino City Unified School District GO	3.000%	8/1/44	6,650	5,302
	San Bernardino Community College District GO	5.000%	8/1/49	2,000	2,164
	San Bernardino Community College District GO, Prere.	4.000%	8/16/27	150	155
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/24	25	25
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/25	5,320	5,444
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/26	155	162
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/27	1,605	1,717
	San Diego Association of Governments Appropriations Revenue, Prere.	5.000%	11/15/24	6,905	6,956
	San Diego Association of Governments Appropriations Revenue, Prere.	5.000%	11/15/25	5,780	5,926
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/38	1,335	1,391
	San Diego CA Unified School District GO	5.000%	7/1/24	1,360	1,363
	San Diego CA Unified School District GO	5.000%	7/1/24	3,055	3,061
	San Diego CA Unified School District GO	5.000%	7/1/25	4,800	4,898
	San Diego CA Unified School District GO	5.000%	7/1/26	275	280
[6]	San Diego CA Unified School District GO	5.500%	7/1/26	15	16
	San Diego CA Unified School District GO	5.000%	7/1/27	85	87
[6]	San Diego CA Unified School District GO	5.500%	7/1/27	205	222
	San Diego CA Unified School District GO	5.000%	7/1/28	390	398
	San Diego CA Unified School District GO	5.000%	7/1/28	1,065	1,161
[6]	San Diego CA Unified School District GO	5.250%	7/1/28	525	577
	San Diego CA Unified School District GO	4.000%	7/1/29	1,515	1,541
	San Diego CA Unified School District GO	5.000%	7/1/29	690	722
	San Diego CA Unified School District GO	5.000%	7/1/29	20	22
	San Diego CA Unified School District GO	0.000%	7/1/30	105	86
	San Diego CA Unified School District GO	0.000%	7/1/30	615	505
	San Diego CA Unified School District GO	5.000%	7/1/30	50	57
	San Diego CA Unified School District GO	0.000%	7/1/31	380	299
	San Diego CA Unified School District GO	0.000%	7/1/31	1,270	1,001
26

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Diego CA Unified School District GO	0.000%	7/1/31	1,040	827
	San Diego CA Unified School District GO	4.000%	7/1/31	60	61
	San Diego CA Unified School District GO	4.000%	7/1/32	675	682
	San Diego CA Unified School District GO	4.000%	7/1/33	405	409
	San Diego CA Unified School District GO	0.000%	7/1/35	1,000	676
	San Diego CA Unified School District GO	0.000%	7/1/36	340	219
	San Diego CA Unified School District GO	0.000%	7/1/36	895	574
	San Diego CA Unified School District GO	0.000%	7/1/37	1,275	781
	San Diego CA Unified School District GO	0.000%	7/1/38	170	99
	San Diego CA Unified School District GO	0.000%	7/1/39	1,595	881
	San Diego CA Unified School District GO	0.000%	7/1/40	1,000	522
	San Diego CA Unified School District GO	5.000%	7/1/41	6,190	6,442
	San Diego CA Unified School District GO	3.125%	7/1/42	2,845	2,431
	San Diego CA Unified School District GO	0.000%	7/1/43	1,185	528
	San Diego CA Unified School District GO	5.000%	7/1/43	15	17
	San Diego CA Unified School District GO	0.000%	7/1/44	1,750	738
	San Diego CA Unified School District GO	0.000%	7/1/45	775	310
	San Diego CA Unified School District GO	2.000%	7/1/45	5,000	3,057
	San Diego CA Unified School District GO	2.250%	7/1/45	100	64
	San Diego CA Unified School District GO	4.000%	7/1/45	580	573
	San Diego CA Unified School District GO	5.000%	7/1/45	2,040	2,069
	San Diego CA Unified School District GO	4.000%	7/1/46	4,595	4,602
	San Diego CA Unified School District GO	0.000%	7/1/47	5,980	2,154
	San Diego CA Unified School District GO	4.000%	7/1/47	11,415	11,161
	San Diego CA Unified School District GO	5.000%	7/1/47	7,840	8,089
	San Diego CA Unified School District GO	3.250%	7/1/48	10,120	8,389
	San Diego CA Unified School District GO	5.000%	7/1/48	6,040	6,620
	San Diego CA Unified School District GO	5.000%	7/1/48	2,000	2,192
	San Diego CA Unified School District GO	0.000%	7/1/49	735	233
	San Diego CA Unified School District GO	3.000%	7/1/50	4,950	3,833
	San Diego CA Unified School District GO	4.250%	7/1/52	3,045	3,071
	San Diego CA Unified School District GO	4.000%	7/1/53	13,075	12,797
	San Diego CA Unified School District GO	4.000%	7/1/53	17,820	17,441
	San Diego CA Unified School District GO	5.000%	7/1/53	3,025	3,293
[7]	San Diego CA Unified School District GO, 5.250% coupon rate effective 7/1/32	0.000%	7/1/42	250	186
[7]	San Diego CA Unified School District GO, 5.375% coupon rate effective 7/1/32	0.000%	7/1/47	1,695	1,244
[7]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/30	0.000%	7/1/41	15,100	14,293
[7]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/30	0.000%	7/1/48	1,230	1,110
	San Diego CA Unified School District GO, ETM	0.000%	7/1/30	385	318
	San Diego Community College District GO, Prere.	4.000%	8/1/26	15	15
	San Diego Community College District GO, Prere.	4.000%	8/1/26	245	250
	San Diego Community College District GO, Prere.	5.000%	8/1/26	1,330	1,386
	San Diego Community College District GO, Prere.	5.000%	8/1/26	100	104
	San Diego Community College District GO, Prere.	5.000%	8/1/26	1,975	2,059
	San Diego County CA COP	5.000%	10/1/48	3,000	3,265
	San Diego County CA COP	5.000%	10/1/53	3,775	4,062
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	170	186
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	35	38
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	1,750	1,814
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	200	211
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	245	245
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/47	1,750	1,803
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/51	645	682
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/56	5,100	4,824
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/56	5,045	5,301
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/32	55	64
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/33	140	166
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/36	220	259
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/37	55	64
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/38	165	191
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/41	635	651
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/48	15,385	15,692
	San Diego County Water Authority Intergovernmental Agreement Revenue	5.000%	5/1/52	5,600	6,083
	San Diego County Water Authority Water Revenue	5.000%	5/1/28	1,605	1,731
	San Diego County Water Authority Water Revenue	5.000%	5/1/32	130	150
	San Diego County Water Authority Water Revenue	4.000%	5/1/33	30	32
	San Diego County Water Authority Water Revenue	4.000%	5/1/34	1,360	1,466
27

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Diego County Water Authority Water Revenue	4.000%	5/1/35	35	38
	San Diego County Water Authority Water Revenue	4.000%	5/1/36	50	53
	San Diego County Water Authority Water Revenue	4.000%	5/1/37	135	142
	San Diego County Water Authority Water Revenue	4.000%	5/1/38	105	109
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/47	5,005	5,477
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.250%	8/1/47	2,330	2,460
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.250%	8/1/48	2,500	2,795
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/52	3,000	3,238
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/52	6,805	6,638
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/44	10	10
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	4.000%	10/15/48	2,500	2,464
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	4.000%	10/15/50	50	49
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.250%	10/15/52	4,000	4,410
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/25	5	5
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/27	505	526
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/29	1,290	1,346
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/24	100	100
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/25	195	199
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/26	260	271
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/27	495	516
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/28	70	73
	San Diego Unified School District	0.000%	7/1/41	4,850	2,394
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	5,230	5,239
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	500	511
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/35	7,235	7,242
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/36	30	32
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/37	1,500	1,517
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/38	3,175	2,743
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/40	25	28
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/42	5,300	4,538
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/44	3,500	3,464
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/45	8,585	8,454
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/47	11,290	11,664
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/49	85	65
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/50	980	744
[5]	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/50	6,315	4,841
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	3.000%	7/1/44	5,940	4,750
	San Francisco CA City & County COP	5.000%	4/1/28	500	514
	San Francisco CA City & County COP	4.000%	4/1/42	2,170	2,165
	San Francisco CA City & County COP	4.000%	4/1/45	465	454
	San Francisco CA City & County GO	5.000%	6/15/26	1,000	1,041
	San Francisco CA City & County GO	4.000%	6/15/28	18,080	18,080
	San Francisco CA City & County GO	5.000%	6/15/29	1,000	1,112
	San Francisco CA City & County GO	5.000%	6/15/30	3,085	3,509
	San Francisco CA City & County GO	5.000%	6/15/31	1,285	1,486
	San Francisco CA City & County GO	4.000%	6/15/32	35	36
	San Francisco CA City & County GO	5.000%	6/15/32	25	29
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/24	275	277
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/27	3,085	3,241
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/28	805	847
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/29	1,470	1,547
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/32	1,690	1,804
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/33	1,440	1,505
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/34	7,000	7,007
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/34	2,635	2,794
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/34	3,025	3,605
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/35	1,275	1,326
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/35	3,000	3,558
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/36	4,300	4,338
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/36	3,050	3,585
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/37	3,000	3,497
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/39	1,805	1,790
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/39	1,500	1,580
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/40	1,000	1,032
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/41	1,000	1,025
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/50	5,260	5,132
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/50	500	488
28

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/50	6,305	6,751
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/24	900	900
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/25	1,190	1,209
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/26	1,000	1,036
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/26	60	62
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/31	1,545	1,767
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/32	10	11
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/32	135	154
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/33	50	55
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/34	25	28
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/35	1,695	1,861
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	1,515	1,656
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/38	2,600	2,807
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/43	15	17
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/46	110	112
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/47	7,495	7,710
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/48	20	21
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/49	3,850	4,030
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/50	10,470	10,939
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/52	6,820	7,272
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue, ETM	5.000%	5/1/24	160	160
	San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	5.000%	11/1/53	4,000	4,342
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/27	210	225
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/28	595	650
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/30	330	375
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/31	675	780
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/32	240	282
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/33	85	100
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/34	35	41
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/35	140	164
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/42	2,620	2,543
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/43	5,055	4,975
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/43	75	79
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/45	1,185	1,298
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/46	45	49
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/47	3,000	2,982
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/50	20	20
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/51	60	59
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/29	5,900	6,100
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, ETM	1.000%	10/1/25	20,000	19,329
	San Francisco Community College District GO	4.000%	6/15/45	760	745
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/46	10	10
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/51	10,000	9,697
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/41	3,000	3,121
[8]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/32	285	210
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/33	1,165	1,301
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/34	170	177
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/44	13,875	13,965
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/49	6,345	6,382
29

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/50	564	528
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/25	210	205
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/26	2,130	2,009
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/27	120	110
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/28	365	326
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, Prere.	5.000%	1/15/25	2,585	2,613
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, Prere.	5.000%	1/15/25	700	708
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, Prere.	5.000%	1/15/25	20,000	20,219
	San Jose CA GO	5.000%	9/1/45	10,000	10,627
	San Jose Evergreen Community College District GO, Prere.	4.125%	9/1/24	13,435	13,456
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/47	50	55
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/52	11,225	12,227
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/25	1,020	1,040
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/27	50	53
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/35	4,800	5,066
	San Jose Unified School District GO	5.000%	8/1/32	25	26
	San Jose Unified School District GO, Prere.	4.000%	8/1/24	165	165
	San Juan Unified School District GO	4.000%	8/1/46	3,655	3,613
	San Mateo County Community College District GO	5.000%	9/1/45	8,090	8,560
	San Mateo Foster City Public Financing Authority Lease (Non-Terminable) Revenue, ETM	5.000%	8/1/25	30	31
	San Mateo Foster City Public Financing Authority Lease (Non-Terminable) Revenue, ETM	5.000%	8/1/25	2,055	2,097
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/44	1,125	1,124
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	5.000%	8/1/49	9,000	9,527
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/46	11,630	9,174
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	2.500%	6/15/55	950	577
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/43	5,000	5,278
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	7/15/52	3,015	2,952
	San Mateo Union High School District GO	4.000%	9/1/34	800	814
	San Mateo Union High School District GO	2.125%	9/1/48	700	417
[7]	San Mateo Union High School District GO, 6.875% coupon rate effective 9/1/34	0.000%	9/1/46	150	114
	San Ramon Valley CA Unified School District GO, Prere.	4.000%	8/1/25	1,220	1,230
[6]	Sanger Unified School District COP (Capital Projects)	5.000%	6/1/49	1,000	1,015
[6]	Sanger Unified School District COP (Capital Projects)	5.000%	6/1/52	85	80
	Santa Barbara Secondary High School District GO	0.000%	8/1/36	200	118
	Santa Barbara Secondary High School District GO	0.000%	8/1/40	565	273
	Santa Clara County CA GO	4.000%	8/1/37	10,000	10,140
	Santa Clara County CA GO	3.500%	8/1/38	85	79
	Santa Clara County CA GO	3.250%	8/1/39	895	785
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/15/37	80	71
	Santa Clara Unified School District GO	3.500%	7/1/42	100	91
	Santa Clara Unified School District GO	3.250%	7/1/44	170	144
	Santa Clara Unified School District GO	4.000%	7/1/48	15,000	14,735
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/27	30	32
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/28	280	303
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/29	60	66
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/30	190	214
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/31	105	121
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/32	60	70
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/33	105	125
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/34	130	154
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/35	370	438
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/36	115	135
	Santa Clara Valley Water District (Water Utility System Important Project) COP	4.000%	6/1/26	345	351
	Santa Clara Valley Water District Water Revenue	5.000%	6/1/46	1,100	1,122
	Santa Monica Community College District GO	5.000%	8/1/43	1,570	1,666
	Santa Monica Community College District GO	4.000%	8/1/47	3,000	2,980
	Santa Monica-Malibu Unified School District (School Facilities Improvement Project) GO	3.000%	8/1/49	25	19
	Santa Rosa High School District GO	5.000%	8/1/53	8,285	8,851
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	2.375%	8/1/44	400	275
[6]	Selma Unified School District GO	3.000%	8/1/49	2,100	1,590
	Silicon Valley Clean Water Sewer Revenue (Wastewater Projects)	0.500%	3/1/26	135	124
	South San Francisco Unified School District GO	4.000%	9/1/48	30	29
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/24	295	296
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/26	215	217
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/28	950	1,036
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/29	1,025	1,140
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/30	1,200	1,354
30

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/35	70	82
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/36	30	35
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/48	7,510	8,165
	Southern California Public Power Authority Electric Power & Light Revenue	5.250%	7/1/53	5,015	5,515
[1]	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.250%	7/1/49	4,565	5,101
[1]	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/53	3,900	4,225
	Southern California Water Replenishment District Intergovernmental Agreement Revenue	5.000%	8/1/41	5,025	5,111
	Southwestern Community College District GO	3.000%	8/1/41	1,355	1,147
	Southwestern Community College District GO	0.000%	8/1/46	320	114
[5]	Southwestern Community College District GO	2.500%	8/1/46	1,000	680
	Southwestern Community College District GO	4.000%	8/1/47	12,095	11,927
	Stockton Unified School District GO	5.000%	8/1/25	2,695	2,744
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/45	1,740	1,705
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/50	4,760	4,611
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	2.500%	4/1/52	1,000	630
[6]	Sweetwater Union High School District GO	3.375%	8/1/40	25	22
	Sweetwater Union High School District GO	4.000%	8/1/42	17,125	16,844
	Torrance Unified School District GO	0.000%	8/1/34	4,300	2,564
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/41	625	649
[6]	Twin Rivers Unified School District GO	0.000%	8/1/41	80	36
	University of California College & University Revenue	5.000%	5/15/24	10,575	10,580
	University of California College & University Revenue	5.000%	5/15/24	165	165
	University of California College & University Revenue	5.000%	5/15/24	35	35
	University of California College & University Revenue	5.000%	5/15/25	100	102
	University of California College & University Revenue	5.000%	5/15/25	140	143
	University of California College & University Revenue	5.000%	5/15/26	10,920	11,322
	University of California College & University Revenue	5.000%	5/15/26	1,025	1,041
	University of California College & University Revenue	5.000%	5/15/26	15	16
	University of California College & University Revenue	5.000%	5/15/26	11,800	12,234
	University of California College & University Revenue	5.000%	5/15/27	4,095	4,164
	University of California College & University Revenue	5.000%	5/15/27	7,240	7,668
	University of California College & University Revenue	5.000%	5/15/27	60	64
	University of California College & University Revenue	5.000%	5/15/27	15	16
	University of California College & University Revenue	5.000%	5/15/28	295	300
	University of California College & University Revenue	5.000%	5/15/28	25	27
	University of California College & University Revenue	5.000%	5/15/28	1,875	1,988
	University of California College & University Revenue	5.000%	5/15/28	745	807
	University of California College & University Revenue	3.250%	5/15/29	1,010	996
	University of California College & University Revenue	5.000%	5/15/29	2,885	3,193
	University of California College & University Revenue	5.000%	5/15/29	40	42
	University of California College & University Revenue	3.250%	5/15/30	100	98
	University of California College & University Revenue	5.000%	5/15/30	1,630	1,724
	University of California College & University Revenue	5.000%	5/15/30	21,070	23,667
	University of California College & University Revenue	5.000%	5/15/31	210	214
	University of California College & University Revenue	5.000%	5/15/31	35	40
	University of California College & University Revenue	5.000%	5/15/31	2,500	2,855
	University of California College & University Revenue	5.000%	5/15/31	135	154
	University of California College & University Revenue	5.000%	5/15/32	230	249
	University of California College & University Revenue	5.000%	5/15/32	630	640
	University of California College & University Revenue	5.000%	5/15/32	75	84
	University of California College & University Revenue	5.000%	5/15/32	2,500	2,887
	University of California College & University Revenue	5.000%	5/15/32	1,170	1,355
	University of California College & University Revenue	5.000%	5/15/32	3,030	3,509
	University of California College & University Revenue	5.000%	5/15/32	695	735
	University of California College & University Revenue	5.000%	5/15/32	665	770
	University of California College & University Revenue	5.000%	5/15/32	1,080	1,251
	University of California College & University Revenue	4.000%	5/15/33	40	41
	University of California College & University Revenue	5.000%	5/15/33	1,730	1,873
	University of California College & University Revenue	5.000%	5/15/33	3,115	3,645
	University of California College & University Revenue	5.000%	5/15/33	290	324
	University of California College & University Revenue	5.000%	5/15/33	470	550
	University of California College & University Revenue	4.000%	5/15/34	5,500	5,500
	University of California College & University Revenue	5.000%	5/15/34	1,505	1,625
	University of California College & University Revenue	5.000%	5/15/34	20	22
	University of California College & University Revenue	5.000%	5/15/34	20	23
	University of California College & University Revenue	4.000%	5/15/35	50	51
	University of California College & University Revenue	5.000%	5/15/35	175	189
31

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
University of California College & University Revenue	5.000%	5/15/35	85	95
University of California College & University Revenue	5.000%	5/15/35	45	52
University of California College & University Revenue	5.000%	5/15/35	16,470	19,179
University of California College & University Revenue	5.000%	5/15/35	185	215
University of California College & University Revenue	5.000%	5/15/35	5,300	6,255
University of California College & University Revenue	5.000%	5/15/36	3,875	4,089
University of California College & University Revenue	5.000%	5/15/36	45	48
University of California College & University Revenue	5.000%	5/15/36	285	317
University of California College & University Revenue	5.000%	5/15/36	235	268
University of California College & University Revenue	5.000%	5/15/36	3,330	3,862
University of California College & University Revenue	5.000%	5/15/36	10,300	12,101
University of California College & University Revenue	4.000%	5/15/37	80	83
University of California College & University Revenue	5.000%	5/15/37	20	21
University of California College & University Revenue	5.000%	5/15/37	5,065	5,830
University of California College & University Revenue	5.000%	5/15/37	10,000	11,654
University of California College & University Revenue	5.000%	5/15/37	5,400	6,293
University of California College & University Revenue	5.000%	5/15/38	20	21
University of California College & University Revenue	5.000%	5/15/38	100	110
University of California College & University Revenue	5.000%	5/15/38	8,060	8,287
University of California College & University Revenue	5.000%	5/15/38	35	40
University of California College & University Revenue	5.000%	5/15/38	10,000	11,550
University of California College & University Revenue	4.250%	5/15/39	3,250	3,250
University of California College & University Revenue	5.000%	5/15/39	1,265	1,383
University of California College & University Revenue	5.000%	5/15/39	1,000	1,118
University of California College & University Revenue	5.000%	5/15/39	1,135	1,287
University of California College & University Revenue	5.000%	5/15/39	6,430	7,370
University of California College & University Revenue	5.000%	5/15/39	10,000	11,462
University of California College & University Revenue	5.000%	5/15/40	4,900	5,558
University of California College & University Revenue	5.500%	5/15/40	5,735	6,661
University of California College & University Revenue	5.000%	5/15/41	4,760	4,877
University of California College & University Revenue	5.000%	5/15/41	2,410	2,609
University of California College & University Revenue	5.000%	5/15/41	2,025	2,264
University of California College & University Revenue	5.000%	5/15/42	1,000	1,080
University of California College & University Revenue	5.000%	5/15/42	1,000	1,100
University of California College & University Revenue	5.000%	5/15/42	5,005	5,577
University of California College & University Revenue	5.000%	5/15/42	8,000	8,999
University of California College & University Revenue	5.250%	5/15/42	710	748
University of California College & University Revenue	5.000%	5/15/43	19,005	19,951
University of California College & University Revenue	5.000%	5/15/43	5,400	5,815
University of California College & University Revenue	5.000%	5/15/43	5,045	5,597
University of California College & University Revenue	5.000%	5/15/43	6,000	6,717
University of California College & University Revenue	5.000%	5/15/43	5,900	6,605
University of California College & University Revenue	5.000%	5/15/44	19,345	19,352
University of California College & University Revenue	5.000%	5/15/44	2,500	2,788
University of California College & University Revenue	5.250%	5/15/44	3,520	3,522
University of California College & University Revenue	4.000%	5/15/46	2,030	2,039
University of California College & University Revenue	5.000%	5/15/46	17,865	18,236
University of California College & University Revenue	4.000%	5/15/47	11,225	11,216
University of California College & University Revenue	5.000%	5/15/47	490	509
University of California College & University Revenue	5.250%	5/15/47	4,080	4,269
University of California College & University Revenue	4.000%	5/15/48	1,300	1,288
University of California College & University Revenue	5.000%	5/15/48	9,335	9,747
University of California College & University Revenue	2.500%	5/15/50	2,950	1,875
University of California College & University Revenue	4.000%	5/15/50	1,500	1,476
University of California College & University Revenue	4.000%	5/15/51	10,000	9,864
University of California College & University Revenue	5.000%	5/15/52	5,525	5,944
University of California College & University Revenue	5.250%	5/15/58	725	761
University of California College & University Revenue (Limited Project)	5.000%	5/15/25	565	575
University of California College & University Revenue (Limited Project)	5.000%	5/15/27	130	132
University of California College & University Revenue (Limited Project)	5.000%	5/15/28	2,215	2,252
University of California College & University Revenue (Limited Project)	5.000%	5/15/29	5,360	5,453
University of California College & University Revenue (Limited Project)	5.000%	5/15/30	630	641
University of California College & University Revenue (Limited Project)	5.000%	5/15/31	85	86
University of California College & University Revenue (Limited Project)	5.000%	5/15/32	1,175	1,194
University of California College & University Revenue (Limited Project)	5.000%	5/15/32	240	253
University of California College & University Revenue (Limited Project)	4.000%	5/15/33	5	5
University of California College & University Revenue (Limited Project)	5.000%	5/15/33	450	475
32

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California College & University Revenue (Limited Project)	5.000%	5/15/33	45	51
	University of California College & University Revenue (Limited Project)	4.000%	5/15/34	55	55
	University of California College & University Revenue (Limited Project)	5.000%	5/15/34	250	283
	University of California College & University Revenue (Limited Project)	5.000%	5/15/35	4,420	4,572
	University of California College & University Revenue (Limited Project)	5.000%	5/15/35	85	90
	University of California College & University Revenue (Limited Project)	5.000%	5/15/35	345	391
	University of California College & University Revenue (Limited Project)	4.000%	5/15/36	880	889
	University of California College & University Revenue (Limited Project)	4.000%	5/15/36	15	16
	University of California College & University Revenue (Limited Project)	5.000%	5/15/36	170	179
	University of California College & University Revenue (Limited Project)	5.000%	5/15/40	1,250	1,265
	University of California College & University Revenue (Limited Project)	5.000%	5/15/42	25,695	26,847
	University of California College & University Revenue (Limited Project)	5.000%	5/15/43	95	100
	University of California College & University Revenue (Limited Project)	5.000%	5/15/46	895	964
	University of California College & University Revenue (Limited Project)	4.000%	5/15/47	10,720	10,568
	University of California College & University Revenue (Limited Project)	5.000%	5/15/47	21,170	21,975
	University of California College & University Revenue (Limited Project)	4.000%	5/15/48	7,460	7,344
	University of California College & University Revenue (Limited Project)	5.000%	5/15/48	4,255	4,436
	University of California College & University Revenue (Limited Project)	3.000%	5/15/51	13,285	10,098
	University of California College & University Revenue (Limited Project)	4.000%	5/15/51	2,095	2,053
	University of California College & University Revenue (Limited Project)	5.000%	5/15/58	5,050	5,245
	University of California College & University Revenue, ETM	5.000%	5/15/24	60	60
	Upland Unified School District GO	0.000%	8/1/50	100	29
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	4.000%	8/1/45	2,635	2,573
[6]	Val Verde Unified School District GO	4.000%	8/1/46	1,040	1,032
[6]	Val Verde Unified School District GO	4.000%	8/1/51	1,725	1,670
	Ventura County Community College District GO	3.125%	8/1/31	495	486
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/27	2,260	2,348
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/28	1,635	1,708
[8]	West Contra Costa Unified School District GO	0.000%	8/1/34	1,000	691
[6]	West Contra Costa Unified School District GO	3.000%	8/1/51	4,890	3,703
	West Valley-Mission Community College District GO	4.000%	8/1/40	1,435	1,422
	Westside Union School District GO	0.000%	8/1/40	355	169
	Westside Union School District GO	0.000%	8/1/45	265	98
[6]	William S Hart Union High School District GO	0.000%	9/1/28	1,385	1,195
	William S Hart Union High School District GO	0.000%	8/1/33	850	619
[6]	William S Hart Union High School District GO	0.000%	8/1/35	1,455	977
	William S Hart Union High School District GO	3.500%	8/1/38	195	188
[7]	Yosemite Community College District GO, 6.550% coupon rate effective 8/1/32	0.000%	8/1/42	1,180	958
	Yosemite Community College District GO, Prere.	5.000%	8/1/25	220	224
	Yosemite Community College District GO, Prere.	5.000%	8/1/25	1,100	1,122
					5,948,868
Colorado (1.4%)
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/24	2,550	2,569
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/29	125	138
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/30	7,650	7,953
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/31	155	161
	Adams & Weld Counties CO School District No. 27J Brighton GO	5.000%	12/1/40	8,675	8,792
	Adams 12 Five Star Schools GO	5.000%	12/15/33	4,000	4,137
	Adams 12 Five Star Schools GO	5.000%	12/15/34	1,000	1,034
	Adams 12 Five Star Schools GO, Prere.	5.000%	12/15/26	300	313
	Adams 12 Five Star Schools GO, Prere.	5.000%	12/15/26	5,000	5,217
	Adams County CO COP	4.000%	12/1/45	12,930	12,384
	Arapahoe County School District No. 5 Cherry Creek GO	5.000%	12/15/31	3,085	3,155
	Arapahoe County School District No. 6 Littleton GO	5.500%	12/1/43	6,435	6,897
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	10/1/38	10	10
	Aurora CO Water Revenue, Prere.	5.000%	8/1/26	1,065	1,105
	Aurora CO Water Revenue, Prere.	5.000%	8/1/26	3,490	3,620
	Aurora CO Water Revenue, Prere.	5.000%	8/1/26	2,670	2,770
	Board of Governors of Colorado State University System College & University Revenue	4.000%	3/1/35	2,775	2,814
	Board of Governors of Colorado State University System College & University Revenue	4.000%	3/1/38	1,375	1,377
	Board of Governors of Colorado State University System College & University Revenue	5.000%	3/1/43	20,000	22,720
	Board of Governors of Colorado State University System College & University Revenue	4.000%	3/1/49	9,000	8,621
	Board of Governors of Colorado State University System College & University Revenue	4.125%	3/1/55	8,155	7,735
	Board of Governors of Colorado State University System College & University Revenue, Prere.	5.000%	3/1/25	11,175	11,288
	Board of Water Commissioners City & County of Denver Water Revenue	5.000%	12/15/52	5,000	5,340
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/42	50	51
[5]	City & County of Denver CO Dedicated Excise Tax Sales Tax Revenue	4.000%	8/1/46	4,465	4,305
33

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Colorado Bridge & Tunnel Enterprise Miscellaneous Revenue	5.250%	12/1/49	3,000	3,274
[6]	Colorado Bridge & Tunnel Enterprise Miscellaneous Revenue	5.500%	12/1/54	4,000	4,450
	Colorado COP	5.000%	12/15/29	3,335	3,590
	Colorado COP	5.000%	12/15/30	3,840	4,137
	Colorado COP	5.000%	12/15/31	3,220	3,584
	Colorado COP	5.000%	12/15/31	240	258
	Colorado COP	5.000%	12/15/32	50	54
	Colorado COP	5.000%	12/15/33	100	111
	Colorado COP	4.000%	12/15/34	80	83
	Colorado COP	4.000%	12/15/35	5,805	5,977
	Colorado COP	3.000%	12/15/36	785	707
	Colorado COP	4.000%	12/15/36	8,705	8,830
	Colorado COP	3.000%	12/15/37	220	195
	Colorado COP	4.000%	12/15/37	310	315
	Colorado COP	5.000%	3/15/38	10	11
	Colorado COP	4.000%	12/15/38	950	959
	Colorado COP	4.000%	12/15/38	6,040	6,108
	Colorado COP	6.000%	12/15/38	2,110	2,520
	Colorado COP	4.000%	12/15/39	115	116
	Colorado COP	6.000%	12/15/39	5,000	5,960
	Colorado COP	6.000%	12/15/40	5,365	6,333
	Colorado COP	6.000%	12/15/41	2,860	3,362
	Colorado COP	5.250%	3/15/42	5,945	6,102
	Colorado COP	4.000%	3/15/45	5,255	5,051
	Colorado COP	4.000%	3/15/46	7,000	6,691
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/35	785	793
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	5.000%	3/1/47	1,060	1,081
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/47	435	436
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/51	9,250	9,260
	Colorado School of Mines College & University Revenue	5.250%	12/1/48	3,000	3,261
	Colorado School of Mines College & University Revenue	4.000%	12/1/49	2,500	2,419
	Colorado School of Mines College & University Revenue	5.250%	12/1/53	3,000	3,231
	Colorado School of Mines College & University Revenue	5.000%	12/1/54	3,750	3,959
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/31	610	684
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/31	540	605
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/32	565	631
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/32	655	732
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/33	720	804
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/33	500	558
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/34	500	557
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/35	500	553
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/35	500	553
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/46	6,630	6,453
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.250%	11/15/48	2,500	2,750
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/50	10,200	9,697
	Colorado Springs CO Utilities System Water Revenue	5.000%	11/15/24	55	55
	Colorado Springs CO Utilities System Water Revenue	5.000%	11/15/25	1,170	1,198
	Colorado State Education Loan Program Intergovernmental Agreement Revenue (Education Loan Program) TRAN	5.000%	6/28/24	1,305	1,307
	Colorado State Education Loan Program Intergovernmental Agreement Revenue TRAN	4.500%	6/28/24	24,575	24,596
	Colorado State Education Loan Program Intergovernmental Agreement Revenue TRAN	5.000%	6/28/24	25,000	25,041
	Denver Board of Water Commissioners City & County Water Revenue	4.000%	9/15/42	1,000	984
	Denver Board of Water Commissioners City & County Water Revenue	2.100%	12/15/46	2,500	1,503
	Denver City & County School District No. 1 GO	5.000%	12/1/24	300	302
	Denver City & County School District No. 1 GO	5.000%	12/1/25	45	46
	Denver City & County School District No. 1 GO	4.000%	12/1/26	2,035	2,046
	Denver City & County School District No. 1 GO	4.000%	12/1/31	5,770	5,788
	Denver City & County School District No. 1 GO	5.000%	12/1/32	285	320
	Denver City & County School District No. 1 GO	5.000%	12/1/37	1,445	1,488
	Denver City & County School District No. 1 GO	5.000%	12/1/38	105	108
	Denver City & County School District No. 1 GO	4.000%	12/1/41	200	198
	Denver City & County School District No. 1 GO	5.000%	12/1/42	5	5
	Denver City & County School District No. 1 GO	5.000%	12/1/45	530	572
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	4.000%	6/1/48	13,420	12,754
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/24	5	5
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	825	845
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	4,235	4,339
34

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/28	110	120
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/31	320	333
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/32	110	114
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	11/15/43	1,095	1,071
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/48	15	16
	Denver CO City & County GO	5.000%	8/1/26	5	5
	Denver CO City & County GO	5.000%	8/1/27	3,525	3,742
	Denver CO City & County GO	5.000%	8/1/28	160	173
	Denver CO City & County GO	5.000%	8/1/30	1,030	1,155
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/35	3,500	2,175
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/36	3,000	1,758
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/37	3,000	1,654
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/38	5,500	2,857
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/39	2,500	1,224
	Denver CO City & County Hotel Occupancy Tax Revenue	4.000%	8/1/51	10,000	9,462
	Denver CO City & County Pledged Excise Sales Tax Revenue	5.000%	8/1/44	540	547
	Denver CO City & County Pledged Excise Sales Tax Revenue	4.000%	8/1/46	12,560	12,022
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/28	310	339
[8]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/24	25	25
[8]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/25	2,370	2,254
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/26	1,250	1,293
[8]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	4,385	3,626
[8]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/30	835	665
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/35	235	154
[8]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/35	1,000	582
[8]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/37	350	183
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/37	5,000	2,928
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/40	600	292
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/40	2,800	2,806
[11]	E-470 Public Highway Authority Highway Revenue, 67% of SOFR + 0.350%	3.914%	9/1/39	600	599
[8]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/28	65	56
[8]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/34	1,525	1,031
[5]	Ebert Metropolitan District GO	5.000%	12/1/43	20	21
[5]	Ebert Metropolitan District GO	4.000%	12/1/48	9,955	9,291
	El Paso County School District No. 12 Cheyenne Mountain GO, Prere.	5.000%	9/15/24	1,145	1,150
	El Paso County School District No. 20 Academy GO	4.000%	12/15/40	220	220
	Jefferson County School District R-1 GO	5.000%	12/15/34	340	366
	Jefferson County School District R-1 GO	5.000%	12/15/35	3,005	3,225
	Jefferson County School District R-1 GO	5.000%	12/15/38	3,250	3,446
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/31	1,145	1,238
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/45	5,060	4,963
	Parker CO Water & Sanitation District Water Revenue	5.000%	11/1/42	1,115	1,148
	Pueblo County CO (Jail Project) COP	4.500%	7/1/46	45	45
	Regional Transportation District COP	4.000%	6/1/40	530	511
	Regional Transportation District Sales Tax Revenue	5.000%	11/1/33	160	168
	Regional Transportation District Sales Tax Revenue	5.000%	11/1/34	505	530
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/36	75	76
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/27	2,120	2,255
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/27	2,365	2,516
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/28	2,605	2,827
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/28	2,025	2,197
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/29	370	409
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	4.250%	11/1/36	660	696
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/37	3,020	3,403
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/46	14,555	14,796
	University of Colorado College & University Revenue	4.000%	6/1/43	3,050	3,004
	University of Colorado College & University Revenue PUT	2.000%	10/15/26	100	95
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/24	165	165
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	350	363
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	1,000	1,038
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	1,065	1,106
	Weld County School District No. 6 Greeley GO	5.000%	12/1/44	12,315	13,016
	Weld County School District No. 6 Greeley GO	4.000%	12/1/45	5,000	4,906
	Weld County School District No. RE-2 Eaton GO	5.000%	12/1/44	1,975	2,087
	Weld County School District No. RE-4 GO	5.250%	12/1/41	5,000	5,141
					477,480
35

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Connecticut (1.8%)
Connecticut Clean Water Fund - State Revolving Fund Lease Revenue	5.000%	3/1/29	1,010	1,023
Connecticut GO	5.000%	5/15/24	6,125	6,128
Connecticut GO	4.000%	6/15/24	220	220
Connecticut GO	5.000%	7/15/24	1,485	1,489
Connecticut GO	5.000%	7/15/24	5,450	5,464
Connecticut GO	5.000%	8/1/24	1,700	1,705
Connecticut GO	5.000%	9/15/24	2,435	2,447
Connecticut GO	5.000%	11/15/24	7,600	7,659
Connecticut GO	5.000%	11/15/24	800	806
Connecticut GO	5.000%	1/15/25	165	167
Connecticut GO	5.000%	1/15/25	3,000	3,031
Connecticut GO	5.000%	4/15/25	5,390	5,469
Connecticut GO	5.000%	4/15/25	1,750	1,776
Connecticut GO	5.000%	5/15/25	755	767
Connecticut GO	5.000%	6/15/25	2,670	2,717
Connecticut GO	5.000%	8/1/25	1,260	1,285
Connecticut GO	5.000%	9/15/25	3,730	3,811
Connecticut GO	5.000%	10/15/25	5,175	5,297
Connecticut GO	5.000%	11/15/25	885	907
Connecticut GO	5.000%	11/15/25	30	31
Connecticut GO	5.000%	11/15/25	3,740	3,834
Connecticut GO	5.000%	1/15/26	2,375	2,442
Connecticut GO	5.000%	4/15/26	210	217
Connecticut GO	5.000%	5/15/26	5,330	5,501
Connecticut GO	5.000%	6/15/26	4,075	4,138
Connecticut GO	5.000%	8/1/26	500	518
Connecticut GO	5.000%	9/15/26	200	208
Connecticut GO	5.000%	10/15/26	1,140	1,186
Connecticut GO	5.000%	11/15/26	1,795	1,835
Connecticut GO	5.000%	11/15/26	3,000	3,125
Connecticut GO	4.000%	1/15/27	1,595	1,626
Connecticut GO	4.000%	1/15/27	1,860	1,896
Connecticut GO	5.000%	4/15/27	2,755	2,893
Connecticut GO	5.000%	4/15/27	3,035	3,188
Connecticut GO	5.000%	5/15/27	620	640
Connecticut GO	5.000%	6/15/27	1,035	1,050
Connecticut GO	5.000%	6/15/27	1,305	1,375
Connecticut GO	5.000%	8/15/27	655	679
Connecticut GO	5.000%	9/15/27	1,395	1,477
Connecticut GO	5.000%	10/15/27	30	31
Connecticut GO	5.000%	11/15/27	2,320	2,368
Connecticut GO	5.000%	11/15/27	190	202
Connecticut GO	5.000%	11/15/27	3,220	3,420
Connecticut GO	4.000%	1/15/28	150	155
Connecticut GO	4.000%	1/15/28	10,805	11,133
Connecticut GO	5.000%	1/15/28	1,175	1,252
Connecticut GO	5.000%	4/15/28	1,490	1,596
Connecticut GO	5.000%	4/15/28	2,665	2,855
Connecticut GO	5.000%	6/15/28	120	122
Connecticut GO	5.000%	9/15/28	8,880	9,585
Connecticut GO	5.000%	10/15/28	770	800
Connecticut GO	5.000%	11/15/28	715	730
Connecticut GO	5.000%	11/15/28	220	238
Connecticut GO	5.000%	11/15/28	585	633
Connecticut GO	4.000%	1/15/29	160	166
Connecticut GO	4.000%	1/15/29	3,750	3,901
Connecticut GO	5.000%	1/15/29	20	22
Connecticut GO	5.000%	1/15/29	3,000	3,258
Connecticut GO	5.000%	4/15/29	850	894
Connecticut GO	5.000%	4/15/29	980	1,069
Connecticut GO	5.000%	6/15/29	2,855	2,899
Connecticut GO	5.000%	10/15/29	110	114
Connecticut GO	3.250%	11/15/29	2,010	1,980
Connecticut GO	5.000%	11/15/29	165	182
Connecticut GO	4.000%	1/15/30	695	729
Connecticut GO	4.000%	1/15/30	1,310	1,375
36

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Connecticut GO	5.000%	1/15/30	210	232
Connecticut GO	5.000%	1/15/30	3,000	3,317
Connecticut GO	5.000%	4/15/30	1,705	1,860
Connecticut GO	5.000%	9/15/30	1,185	1,325
Connecticut GO	5.000%	11/15/30	165	185
Connecticut GO	5.000%	11/15/30	130	146
Connecticut GO	4.000%	1/15/31	360	381
Connecticut GO	4.000%	1/15/31	1,710	1,809
Connecticut GO	5.000%	1/15/31	105	116
Connecticut GO	5.000%	1/15/31	3,000	3,368
Connecticut GO	3.500%	4/15/31	5	5
Connecticut GO	5.000%	4/15/31	620	675
Connecticut GO	5.000%	6/15/31	145	147
Connecticut GO	5.000%	8/1/31	3,015	3,412
Connecticut GO	5.000%	9/15/31	1,210	1,372
Connecticut GO	5.000%	10/15/31	185	191
Connecticut GO	5.000%	11/15/31	20	20
Connecticut GO	5.000%	11/15/31	45	51
Connecticut GO	5.000%	11/15/31	40	45
Connecticut GO	3.000%	1/15/32	8,675	8,284
Connecticut GO	4.000%	1/15/32	25	27
Connecticut GO	5.000%	1/15/32	165	182
Connecticut GO	5.000%	1/15/32	3,015	3,434
Connecticut GO	5.000%	3/15/32	980	1,004
Connecticut GO	5.000%	4/15/32	505	529
Connecticut GO	5.000%	4/15/32	300	326
Connecticut GO	5.000%	6/15/32	1,905	1,931
Connecticut GO	5.000%	8/1/32	2,500	2,868
Connecticut GO	3.000%	10/15/32	470	444
Connecticut GO	5.000%	11/15/32	170	173
Connecticut GO	5.000%	11/15/32	240	276
Connecticut GO	5.000%	11/15/32	440	507
Connecticut GO	4.000%	1/15/33	45	48
Connecticut GO	4.000%	1/15/33	800	835
Connecticut GO	5.000%	4/15/33	6,700	7,018
Connecticut GO	5.000%	4/15/33	2,790	3,029
Connecticut GO	4.000%	6/15/33	25	25
Connecticut GO	5.000%	8/1/33	1,120	1,302
Connecticut GO	5.000%	10/15/33	2,800	2,888
Connecticut GO	5.000%	11/15/33	30	35
Connecticut GO	3.000%	1/15/34	2,275	2,131
Connecticut GO	4.000%	1/15/34	130	135
Connecticut GO	4.000%	1/15/34	2,385	2,513
Connecticut GO	5.000%	1/15/34	1,700	1,987
Connecticut GO	5.000%	4/15/34	5,300	5,551
Connecticut GO	5.000%	4/15/34	1,205	1,308
Connecticut GO	5.000%	10/15/34	100	103
Connecticut GO	5.000%	11/15/34	1,000	1,018
Connecticut GO	5.000%	11/15/34	165	190
Connecticut GO	3.000%	1/15/35	370	344
Connecticut GO	4.000%	1/15/35	105	109
Connecticut GO	4.000%	3/15/35	115	115
Connecticut GO	5.000%	4/15/35	140	152
Connecticut GO	5.000%	11/15/35	5,000	5,082
Connecticut GO	4.000%	1/15/36	210	219
Connecticut GO	5.000%	1/15/36	3,000	3,472
Connecticut GO	4.000%	3/15/36	25	25
Connecticut GO	5.000%	4/15/36	2,070	2,234
Connecticut GO	4.000%	6/1/36	1,250	1,290
Connecticut GO	3.375%	10/15/36	530	498
Connecticut GO	5.000%	11/15/36	95	108
Connecticut GO	4.000%	1/15/37	3,840	3,968
Connecticut GO	4.000%	4/15/37	105	106
Connecticut GO	5.000%	11/15/37	20	22
Connecticut GO	3.000%	1/15/38	3,375	2,954
Connecticut GO	4.000%	1/15/38	330	336
Connecticut GO	3.000%	6/1/38	1,000	868
37

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut GO	3.000%	1/15/39	3,175	2,717
	Connecticut GO	4.000%	1/15/39	1,000	1,014
	Connecticut GO	5.000%	1/15/39	1,500	1,685
	Connecticut GO	3.000%	1/15/40	2,750	2,317
	Connecticut GO	5.000%	1/15/40	1,500	1,607
	Connecticut GO	5.000%	1/15/40	2,000	2,229
	Connecticut GO	5.000%	11/15/40	2,045	2,254
	Connecticut GO	2.000%	1/15/41	1,835	1,211
[5]	Connecticut GO	2.000%	1/15/41	250	166
	Connecticut GO	3.000%	1/15/41	6,260	5,177
	Connecticut GO	4.000%	1/15/41	1,500	1,510
	Connecticut GO	3.000%	1/15/42	200	163
	Connecticut GO	4.000%	1/15/42	1,500	1,505
	Connecticut GO	5.000%	11/15/42	10	11
	Connecticut GO	4.000%	1/15/43	1,500	1,502
	Connecticut GO	4.000%	1/15/44	1,500	1,494
	Connecticut Special Obligation Revenue	5.000%	8/1/26	230	234
	Connecticut Special Obligation Revenue	5.000%	9/1/30	5,700	5,721
	Connecticut Special Obligation Revenue	4.000%	5/1/36	2,170	2,239
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/24	1,845	1,845
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/24	1,500	1,503
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/24	410	412
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/24	255	256
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/25	1,395	1,416
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/25	2,800	2,843
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/25	1,075	1,094
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/25	405	413
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/25	1,000	1,004
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/26	45	46
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/26	1,255	1,295
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/26	7,860	8,106
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/26	505	522
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/26	270	279
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/26	515	517
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/26	1,430	1,485
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/27	1,105	1,154
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/27	215	226
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/27	2,525	2,654
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/27	1,650	1,740
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/27	475	501
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/27	5,000	5,277
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/27	4,840	4,922
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/27	5,350	5,371
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/27	1,770	1,836
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/27	5,060	5,362
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/28	6,675	7,108
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/28	9,610	10,311
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/28	1,575	1,689
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/28	1,365	1,468
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/28	375	404
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/28	230	248
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/28	2,480	2,522
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/28	1,740	1,805
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/28	410	443
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/29	5,500	5,852
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/29	6,915	7,555
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/29	230	251
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/29	3,650	3,998
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/29	30	33
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/29	145	147
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/29	150	151
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/29	415	430
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/29	355	383
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/30	475	505
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/30	55	61
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/30	70	78
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/30	1,070	1,192
38

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/30	7,745	7,875
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/30	8,075	8,364
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/30	60	65
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/31	3,885	4,128
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/31	1,120	1,244
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/31	250	282
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/31	2,065	2,334
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/31	3,030	3,425
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/31	100	113
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/31	700	791
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/31	610	620
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/31	245	253
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/31	5,230	5,618
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/32	275	292
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/32	1,510	1,675
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/32	3,140	3,534
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/32	130	149
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/32	295	338
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/32	20	23
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/32	55	63
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/32	2,525	2,564
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/32	1,575	1,581
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/32	60	62
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/32	2,110	2,265
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/33	1,975	2,096
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/33	160	177
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/33	415	466
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/33	1,060	1,231
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/33	2,000	2,322
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/33	1,850	2,148
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/33	280	284
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/33	6,740	6,763
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/33	60	62
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/33	620	665
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/33	1,580	1,788
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/34	4,500	4,770
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/34	4,285	4,744
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/34	3,015	3,386
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/34	120	138
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/34	4,000	4,700
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/34	2,655	2,695
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/34	7,100	7,122
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/34	30	31
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/34	335	359
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/34	6,000	6,782
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/35	2,500	2,645
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/35	105	116
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/35	1,140	1,309
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/35	2,130	2,478
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/35	3,595	3,644
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	9/1/35	3,745	3,756
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/35	130	139
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/35	720	810
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/36	2,385	2,518
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/36	2,055	2,129
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/36	1,790	2,062
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/36	35	40
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	9/1/36	60	60
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/37	25	26
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/37	1,575	1,619
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/37	1,205	1,316
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/37	2,025	2,280
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/37	2,600	2,959
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/37	100	106
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/37	2,345	2,405
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/38	155	162
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/38	8,750	9,489
39

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/38	2,030	2,291
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/38	1,300	1,367
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/39	415	421
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/39	1,000	1,111
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/39	3,435	3,852
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/39	1,740	1,765
	Connecticut Special Tax Fuel Sales Tax Revenue	3.125%	5/1/40	180	154
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/40	430	433
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/40	645	692
	Connecticut Special Tax Fuel Sales Tax Revenue	5.250%	7/1/40	265	298
	Connecticut Special Tax Fuel Sales Tax Revenue	5.250%	7/1/40	5,000	5,690
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/41	2,195	2,417
	Connecticut Special Tax Fuel Sales Tax Revenue	5.250%	7/1/41	5,000	5,664
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/41	2,310	2,513
	Connecticut Special Tax Fuel Sales Tax Revenue	5.250%	7/1/42	5,000	5,641
	Connecticut Special Tax Fuel Sales Tax Revenue	5.250%	7/1/42	150	168
	Connecticut Special Tax Fuel Sales Tax Revenue	5.250%	7/1/43	5,880	6,603
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/29	8,400	9,272
[5]	Connecticut State Health & Educational Facilities Authority College & University Revenue	2.125%	11/1/33	1,300	1,052
	Connecticut State Health & Educational Facilities Authority College & University Revenue	4.125%	7/1/41	480	475
	Connecticut State Health & Educational Facilities Authority College & University Revenue	4.000%	7/1/42	60	59
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/45	1,550	1,559
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.375%	7/12/24	3,000	2,971
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/10/26	4,700	4,600
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/26	8,190	7,872
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	3.200%	7/1/26	3,000	2,977
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.950%	7/1/27	12,600	12,367
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	2/1/28	6,180	6,608
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	4.000%	7/1/45	1,140	1,091
	Hartford County Metropolitan District Clean Water Project Water Revenue (Green Bond), Prere.	5.000%	11/1/24	4,140	4,165
	South Central Connecticut Regional Water Authority Water Revenue	3.000%	8/1/41	200	160
	University of Connecticut College & University Revenue	5.000%	5/1/32	1,105	1,260
	University of Connecticut College & University Revenue	5.000%	5/1/33	2,680	3,042
	University of Connecticut College & University Revenue	5.000%	5/1/34	4,680	5,311
					614,241
Delaware (0.1%)
	Delaware GO	5.000%	1/1/26	5	5
	Delaware GO	5.000%	1/1/27	10	10
	Delaware GO	5.000%	1/1/28	315	337
	Delaware GO	5.000%	3/1/29	55	60
	Delaware GO	5.000%	3/1/31	130	148
	Delaware GO	5.000%	3/1/32	1,450	1,671
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/35	3,240	3,022
	Delaware River & Bay Authority Highway Revenue	4.125%	1/1/39	3,500	3,500
	Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/30	115	129
	Delaware Transportation Authority Highway Revenue	5.000%	6/1/55	21,105	21,219
	Sussex DE GO	1.750%	3/15/36	2,280	1,692
	University of Delaware College & University Revenue	5.000%	11/1/40	500	572
	University of Delaware College & University Revenue	5.000%	11/1/41	755	866
	University of Delaware College & University Revenue	5.000%	11/1/42	750	856
	University of Delaware College & University Revenue	5.000%	11/1/43	485	551
	University of Delaware College & University Revenue	5.000%	11/1/44	2,875	3,256
	University of Delaware College & University Revenue	5.000%	11/1/45	500	565
					38,459
District of Columbia (1.4%)
	Columbia Water & Sewer Authority Water Revenue, Prere.	5.000%	10/1/24	1,250	1,256
	District of Columbia Appropriations Revenue	5.000%	12/1/33	3,175	3,472
	District of Columbia Appropriations Revenue	5.000%	12/1/34	8,090	8,830
	District of Columbia College & University Revenue	5.000%	4/1/30	1,495	1,557
	District of Columbia College & University Revenue	5.000%	4/1/32	440	458
	District of Columbia College & University Revenue	5.000%	4/1/33	80	83
	District of Columbia College & University Revenue	5.000%	4/1/34	1,770	1,838
	District of Columbia GO	5.000%	6/1/24	400	400
	District of Columbia GO	5.000%	6/1/26	60	62
	District of Columbia GO	5.000%	10/15/26	1,575	1,641
	District of Columbia GO	5.000%	6/1/27	2,580	2,723
40

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
District of Columbia GO	5.000%	10/15/27	305	324
District of Columbia GO	5.000%	10/15/28	1,240	1,345
District of Columbia GO	5.000%	6/1/29	3,400	3,733
District of Columbia GO	5.000%	10/15/29	625	685
District of Columbia GO	5.000%	6/1/30	155	173
District of Columbia GO	5.000%	10/15/30	1,440	1,580
District of Columbia GO	5.000%	6/1/31	255	268
District of Columbia GO	5.000%	10/15/31	425	466
District of Columbia GO	5.000%	6/1/32	2,745	2,884
District of Columbia GO	5.000%	10/15/32	3,505	3,833
District of Columbia GO	5.000%	6/1/33	9,490	9,961
District of Columbia GO	5.000%	10/15/33	280	306
District of Columbia GO	4.000%	6/1/34	2,490	2,539
District of Columbia GO	5.000%	6/1/34	13,015	13,659
District of Columbia GO	5.000%	6/1/34	975	976
District of Columbia GO	5.000%	6/1/34	2,205	2,237
District of Columbia GO	5.000%	10/15/34	705	768
District of Columbia GO	5.000%	2/1/35	495	556
District of Columbia GO	5.000%	6/1/35	5	5
District of Columbia GO	5.000%	6/1/35	2,350	2,464
District of Columbia GO	5.000%	6/1/35	45	46
District of Columbia GO	5.000%	10/15/35	155	168
District of Columbia GO	4.000%	6/1/36	575	583
District of Columbia GO	5.000%	6/1/36	415	420
District of Columbia GO	5.000%	6/1/36	565	591
District of Columbia GO	5.000%	6/1/36	3,000	3,137
District of Columbia GO	5.000%	10/15/36	525	566
District of Columbia GO	4.000%	6/1/37	925	932
District of Columbia GO	5.000%	6/1/37	2,335	2,431
District of Columbia GO	5.000%	10/15/37	25	27
District of Columbia GO	5.000%	1/1/38	30	34
District of Columbia GO	5.000%	6/1/38	25	26
District of Columbia GO	5.000%	1/1/39	10	11
District of Columbia GO	4.000%	10/15/39	250	252
District of Columbia GO	5.000%	1/1/40	3,170	3,518
District of Columbia GO	4.000%	6/1/40	5,025	4,738
District of Columbia GO	5.000%	1/1/41	70	77
District of Columbia GO	4.000%	6/1/41	180	179
District of Columbia GO	5.000%	6/1/41	5,115	5,210
District of Columbia GO	5.000%	6/1/41	2,370	2,423
District of Columbia GO	5.000%	1/1/42	60	66
District of Columbia GO	5.000%	1/1/43	2,075	2,268
District of Columbia GO	5.000%	6/1/43	125	131
District of Columbia GO	5.000%	10/15/44	1,510	1,591
District of Columbia GO	5.000%	2/1/46	845	899
District of Columbia GO	5.250%	1/1/48	3,375	3,689
District of Columbia Income Tax Revenue	5.000%	10/1/24	1,500	1,508
District of Columbia Income Tax Revenue	5.000%	10/1/24	1,325	1,332
District of Columbia Income Tax Revenue	5.000%	12/1/24	18,000	18,148
District of Columbia Income Tax Revenue	5.000%	10/1/25	1,285	1,314
District of Columbia Income Tax Revenue	5.000%	10/1/25	15	15
District of Columbia Income Tax Revenue	5.000%	12/1/25	12,350	12,666
District of Columbia Income Tax Revenue	5.000%	10/1/26	45	47
District of Columbia Income Tax Revenue	5.000%	10/1/27	4,180	4,442
District of Columbia Income Tax Revenue	5.000%	10/1/27	1,325	1,408
District of Columbia Income Tax Revenue	5.000%	12/1/27	4,950	5,278
District of Columbia Income Tax Revenue	5.000%	10/1/28	615	667
District of Columbia Income Tax Revenue	5.000%	12/1/28	480	522
District of Columbia Income Tax Revenue	5.000%	3/1/29	370	404
District of Columbia Income Tax Revenue	5.000%	10/1/29	350	387
District of Columbia Income Tax Revenue	5.000%	10/1/29	1,360	1,502
District of Columbia Income Tax Revenue	5.000%	12/1/29	335	371
District of Columbia Income Tax Revenue	5.000%	3/1/30	385	425
District of Columbia Income Tax Revenue	5.000%	10/1/30	835	939
District of Columbia Income Tax Revenue	5.000%	10/1/30	3,000	3,372
District of Columbia Income Tax Revenue	5.000%	12/1/30	70	79
District of Columbia Income Tax Revenue	5.000%	3/1/31	660	728
41

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	District of Columbia Income Tax Revenue	5.000%	10/1/31	285	325
	District of Columbia Income Tax Revenue	5.000%	10/1/31	1,140	1,300
	District of Columbia Income Tax Revenue	5.000%	12/1/31	1,030	1,177
	District of Columbia Income Tax Revenue	5.000%	3/1/32	430	473
	District of Columbia Income Tax Revenue	5.000%	7/1/32	285	328
	District of Columbia Income Tax Revenue	5.000%	10/1/32	1,560	1,802
	District of Columbia Income Tax Revenue	5.000%	12/1/32	6,000	6,947
	District of Columbia Income Tax Revenue	5.000%	3/1/33	570	626
	District of Columbia Income Tax Revenue	5.000%	7/1/33	295	340
	District of Columbia Income Tax Revenue	5.000%	10/1/33	1,045	1,223
	District of Columbia Income Tax Revenue	5.000%	12/1/33	145	168
	District of Columbia Income Tax Revenue	5.000%	3/1/34	445	488
	District of Columbia Income Tax Revenue	5.000%	7/1/34	15	17
	District of Columbia Income Tax Revenue	5.000%	10/1/34	1,145	1,256
	District of Columbia Income Tax Revenue	5.000%	10/1/34	2,000	2,370
	District of Columbia Income Tax Revenue	5.000%	3/1/35	315	348
	District of Columbia Income Tax Revenue	5.000%	3/1/35	705	771
	District of Columbia Income Tax Revenue	5.000%	7/1/35	1,345	1,539
	District of Columbia Income Tax Revenue	5.000%	10/1/35	2,000	2,359
	District of Columbia Income Tax Revenue	5.000%	12/1/35	285	327
	District of Columbia Income Tax Revenue	5.000%	3/1/36	4,320	4,702
	District of Columbia Income Tax Revenue	5.000%	3/1/36	415	456
	District of Columbia Income Tax Revenue	5.000%	7/1/36	215	244
	District of Columbia Income Tax Revenue	5.000%	10/1/36	6,500	7,594
	District of Columbia Income Tax Revenue	5.000%	12/1/36	125	142
	District of Columbia Income Tax Revenue	5.000%	3/1/37	400	437
	District of Columbia Income Tax Revenue	5.000%	7/1/37	75	84
	District of Columbia Income Tax Revenue	5.000%	10/1/37	1,000	1,154
	District of Columbia Income Tax Revenue	5.000%	3/1/38	4,855	5,267
	District of Columbia Income Tax Revenue	5.000%	5/1/38	1,010	1,140
	District of Columbia Income Tax Revenue	5.000%	7/1/38	4,405	4,922
	District of Columbia Income Tax Revenue	5.000%	3/1/39	200	216
	District of Columbia Income Tax Revenue	5.000%	5/1/39	2,000	2,243
	District of Columbia Income Tax Revenue	5.000%	7/1/39	185	206
	District of Columbia Income Tax Revenue	4.000%	3/1/40	2,180	2,192
	District of Columbia Income Tax Revenue	5.000%	3/1/40	25	27
	District of Columbia Income Tax Revenue	5.000%	5/1/40	2,000	2,225
	District of Columbia Income Tax Revenue	5.000%	7/1/40	1,615	1,783
	District of Columbia Income Tax Revenue	5.000%	5/1/41	1,010	1,116
	District of Columbia Income Tax Revenue	5.000%	7/1/41	1,760	1,932
	District of Columbia Income Tax Revenue	5.000%	5/1/42	2,215	2,437
	District of Columbia Income Tax Revenue	5.000%	7/1/42	10,300	11,249
	District of Columbia Income Tax Revenue	5.000%	5/1/43	1,000	1,095
	District of Columbia Income Tax Revenue	5.000%	3/1/44	11,060	11,691
	District of Columbia Income Tax Revenue	4.000%	3/1/45	15	15
	District of Columbia Income Tax Revenue	4.000%	5/1/45	8,505	8,342
	District of Columbia Income Tax Revenue	5.000%	5/1/45	3,150	3,343
	District of Columbia Income Tax Revenue	5.000%	7/1/47	345	370
	District of Columbia Income Tax Revenue	5.250%	5/1/48	7,040	7,716
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/37	1,055	1,085
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/41	1,000	1,007
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/41	13,000	12,805
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/42	1,000	1,005
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/44	2,490	2,633
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/47	4,545	4,444
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/49	5,150	4,979
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/49	5,050	5,223
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/51	4,575	4,390
[10]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/31	505	383
[10]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/35	2,000	1,270
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/37	1,725	900
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/38	9,400	4,796
[10]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/39	510	257
[10]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/40	1,000	473
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/44	1,035	979
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/44	5,650	5,841
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/49	24,430	22,239
42

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	3.000%	10/1/50	2,065	1,509
[6]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/52	20,430	19,235
[6]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	2.750%	10/1/53	5,000	3,221
[6]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	3.000%	10/1/53	145	104
[6]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	5,080	4,711
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	4,135	3,711
[10]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue, Prere.	6.500%	10/1/26	23,615	25,341
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/26	1,350	1,400
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/27	330	348
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/28	2,100	2,218
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/29	2,765	2,920
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/30	115	122
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/30	4,665	5,178
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/31	300	338
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/32	7,700	8,657
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/33	845	949
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/34	45	47
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/35	10	10
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/36	120	110
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/37	640	693
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/37	360	395
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/38	15	16
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/39	75	75
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/39	1,695	1,819
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/40	390	326
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/40	2,195	2,181
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/41	960	1,031
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/42	1,815	1,976
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/43	2,795	2,230
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/43	1,475	1,432
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/43	2,310	2,504
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/45	9,335	9,833
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/45	4,130	4,443
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/46	2,370	2,253
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/46	895	946
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.125%	7/15/47	7,750	7,484
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/48	9,945	10,624
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.500%	7/15/51	350	387
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.250%	7/15/53	6,195	6,696
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/36	1,285	1,337
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/37	2,500	2,590
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/42	7,150	7,331
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/43	210	215
					492,828
Florida (3.4%)
	Broward County FL Airport System Port, Airport & Marina Revenue	4.000%	10/1/42	1,375	1,338
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/47	35	37
	Broward County FL Convention Center Hotel Economic Development Revenue	5.500%	1/1/55	4,000	4,301
	Broward County FL School District COP	5.000%	7/1/24	195	195
	Broward County FL School District COP	5.000%	7/1/25	555	564
	Broward County FL School District COP	5.000%	7/1/25	60	61
	Broward County FL School District COP	5.000%	7/1/26	130	134
	Broward County FL School District COP	5.000%	7/1/27	2,185	2,298
	Broward County FL School District COP	5.000%	7/1/28	1,020	1,093
	Broward County FL School District COP	5.000%	7/1/30	670	742
	Broward County FL School District COP	5.000%	7/1/31	825	915
	Broward County FL School District COP	5.000%	7/1/32	115	128
	Broward County FL School District COP	5.000%	7/1/33	1,940	2,152
	Broward County FL School District COP	5.000%	7/1/34	3,105	3,420
	Broward County FL School District COP	5.000%	7/1/35	5	6
	Broward County FL School District COP	5.000%	7/1/36	35	39
	Broward County FL School District GO	5.000%	7/1/47	1,540	1,596
	Broward County FL Tourist Development Miscellaneous Taxes Revenue	4.000%	9/1/51	30	28
	Broward County FL Water & Sewer Utility Water Revenue	5.000%	10/1/38	75	80
	Broward County FL Water & Sewer Utility Water Revenue	5.000%	10/1/39	2,950	3,153
	Broward County FL Water & Sewer Utility Water Revenue	5.000%	10/1/40	195	208
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/42	9,000	9,053
43

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/47	1,930	1,878
[5]	Cape Coral FL Water & Sewer Special Assessment Revenue	5.600%	3/1/48	1,000	1,108
[5]	Cape Coral FL Water & Sewer Special Assessment Revenue	5.650%	3/1/54	2,200	2,416
	Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/42	4,445	4,239
[5]	Cape Coral FL Water & Sewer Water Revenue	5.250%	10/1/53	2,500	2,720
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/26	1,560	1,611
[6]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/26	4,840	5,006
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/28	2,455	2,526
[6]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/28	10,140	10,875
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/30	230	233
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/31	75	76
[6]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/31	190	214
[6]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/32	3,055	3,443
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/33	370	377
[6]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/33	40	45
[6]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/33	8,830	9,946
[5]	Central Florida Expressway Authority Highway Revenue	3.000%	7/1/34	175	162
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/34	285	290
[6]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/34	3,810	4,268
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/35	1,785	1,790
[6]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/35	2,500	2,604
[6]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/35	45	50
[6]	Central Florida Expressway Authority Highway Revenue	2.125%	7/1/36	5,000	3,931
	Central Florida Expressway Authority Highway Revenue	3.250%	7/1/36	1,065	989
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/36	1,695	1,699
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/37	1,125	1,119
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/38	1,185	1,158
[6]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/38	75	76
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/38	2,425	2,523
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/39	8,495	8,244
[6]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/39	3,350	3,398
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/40	2,255	2,174
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/41	3,070	2,941
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/42	2,335	2,412
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/44	10,000	10,404
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/49	11,325	11,710
	Citizens Property Insurance Inc. Miscellaneous Revenue, Prere.	5.000%	12/1/24	4,400	4,427
	Deerfield Beach FL Miscellaneous Revenue	5.250%	12/1/41	3,255	3,449
	Duval County Public Schools COP	5.000%	7/1/24	1,125	1,127
[6]	Duval County Public Schools COP	5.000%	7/1/26	215	222
[6]	Duval County Public Schools COP	5.000%	7/1/27	1,255	1,323
[6]	Duval County Public Schools COP	5.000%	7/1/28	2,075	2,228
[6]	Duval County Public Schools COP	5.000%	7/1/30	3,395	3,754
[6]	Duval County Public Schools COP	5.000%	7/1/31	2,140	2,362
[6]	Duval County Public Schools COP	5.000%	7/1/32	120	132
[6]	Duval County Public Schools COP	5.000%	7/1/33	225	248
[6]	Duval County Public Schools COP	5.000%	7/1/34	1,185	1,306
[6]	Duval County Public Schools COP	5.000%	7/1/35	1,840	2,020
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/25	1,349	1,352
	Florida Department of Management Services COP	5.000%	11/1/27	1,030	1,089
	Florida Department of Management Services COP	5.000%	11/1/28	90	97
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/25	10,095	10,260
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/27	1,775	1,877
	Florida Department of Transportation Turnpike System Highway Revenue	2.000%	7/1/36	2,700	2,094
	Florida Department of Transportation Turnpike System Highway Revenue	2.000%	7/1/38	5,495	3,961
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/38	3,085	2,677
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/40	10,260	10,262
	Florida Department of Transportation Turnpike System Highway Revenue	2.125%	7/1/45	7,340	4,610
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/46	6,690	5,274
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/49	80	62
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/52	8,365	8,795
	Florida GO	5.000%	6/1/24	1,065	1,066
	Florida GO	5.000%	6/1/24	4,110	4,114
	Florida GO	5.000%	6/1/25	15,000	15,260
	Florida GO	5.000%	6/1/26	2,960	3,059
	Florida GO	4.000%	7/1/30	730	756
	Florida GO	5.000%	6/1/33	17,500	20,231
44

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida GO	4.125%	7/1/53	6,000	5,810
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/42	560	562
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	3.000%	12/1/48	12,420	9,222
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/50	12,845	11,669
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/24	5,000	5,010
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/25	5,755	5,809
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/26	5,405	5,545
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/27	4,515	4,667
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/28	3,700	3,829
	Florida Keys Aqueduct Authority Water Revenue	3.750%	9/1/37	500	485
	Florida Keys Aqueduct Authority Water Revenue	5.000%	9/1/41	2,750	2,789
	Florida Lottery Revenue	5.000%	7/1/24	1,430	1,433
	Florida Lottery Revenue	5.000%	7/1/25	1,920	1,954
	Florida Lottery Revenue	5.000%	7/1/26	1,700	1,760
	Florida Lottery Revenue	5.000%	7/1/27	2,650	2,798
	Florida Lottery Revenue	5.000%	7/1/28	1,925	2,074
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/24	665	668
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/27	5,235	5,409
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/28	1,715	1,771
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/29	2,095	2,159
	Florida Municipal Power Agency Electric Power & Light Revenue	4.000%	10/1/30	1,330	1,361
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/30	15	15
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/31	1,835	1,885
	Fort Lauderdale FL Water & Sewer Water Revenue	4.000%	9/1/43	1,475	1,441
	Fort Lauderdale FL Water & Sewer Water Revenue	3.500%	9/1/48	165	138
	Fort Lauderdale FL Water & Sewer Water Revenue	5.500%	9/1/48	3,000	3,347
	Fort Lauderdale FL Water & Sewer Water Revenue	5.500%	9/1/53	5,380	5,966
[6]	Fort Pierce Utilities Authority Multiple Utility Revenue	4.000%	10/1/52	2,670	2,440
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/36	2,970	3,112
	Gainesville FL Utilities System Multiple Utility Revenue	5.000%	10/1/44	3,815	3,986
	Gainesville FL Utilities System Multiple Utility Revenue	5.000%	10/1/47	65	68
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/43	40	42
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/44	5,330	5,335
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/48	105	109
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/52	3,000	2,842
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue, Prere.	5.000%	10/1/24	12,535	12,594
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue, Prere.	5.000%	10/1/24	17,000	17,080
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/46	4,305	3,308
	Hillsborough County FL Utility Water Revenue	2.500%	8/1/51	60	37
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/26	375	379
[6]	Hollywood FL GO	4.000%	7/1/41	3,330	3,314
	Jacksonville FL General Fund Revenue	5.250%	10/1/48	7,840	8,499
	Jacksonville FL General Fund Revenue	5.500%	10/1/53	5,000	5,475
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/28	8,640	9,330
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	785	786
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	525	543
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/31	515	515
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/31	325	336
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/26	2,085	2,161
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	7,000	7,345
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/28	160	169
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/30	1,000	1,052
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/32	310	324
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/33	1,750	1,831
	JEA Electric System Electric Power & Light Revenue	3.375%	10/1/34	65	61
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	2,200	2,201
	JEA Water & Sewer System Water Revenue	5.000%	10/1/29	45	48
	JEA Water & Sewer System Water Revenue	4.000%	10/1/39	2,990	2,942
	JEA Water & Sewer System Water Revenue	5.250%	10/1/49	11,000	12,094
	JEA Water & Sewer System Water Revenue	5.500%	10/1/54	7,285	8,091
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	5.250%	10/1/36	3,000	3,455
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	5.000%	10/1/48	5,000	5,367
	Lee County School Board COP	4.000%	8/1/46	6,000	5,718
	Lee County School Board COP	4.000%	8/1/48	4,000	3,769
	Manatee County FL Appropriations Revenue	5.250%	10/1/48	2,005	2,213
	Manatee County FL Appropriations Revenue	5.500%	10/1/53	2,000	2,226
	Manatee FL Public Utilities Revenue Water Revenue	4.000%	10/1/48	5,000	4,800
45

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Manatee FL Public Utilities Revenue Water Revenue	4.000%	10/1/53	5,820	5,427
	Miami Beach FL GO	4.000%	5/1/44	115	113
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/40	12,000	12,065
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/45	1,900	1,909
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/47	8,255	8,463
[6]	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/40	640	640
[6]	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/44	235	235
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/48	7,500	8,023
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.250%	3/1/53	10,000	10,796
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/30	2,150	2,170
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/40	5,585	5,610
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/42	230	230
	Miami-Dade County Educational Facilities Authority College & University Revenue	4.000%	4/1/45	620	574
	Miami-Dade County Educational Facilities Authority College & University Revenue	4.000%	4/1/53	9,710	8,972
	Miami-Dade County Educational Facilities College & University Revenue	4.000%	4/1/37	85	85
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	4,320	4,324
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	955	956
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	2,345	2,346
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	3,800	3,804
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/30	815	833
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/44	8,000	7,628
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/34	255	262
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/45	8,400	8,506
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/24	2,400	2,410
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/26	3,650	3,697
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/28	975	1,004
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/30	1,360	1,396
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/37	935	938
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/41	10,135	10,259
	Miami-Dade County FL GO	4.000%	7/1/34	11,015	10,622
	Miami-Dade County FL GO	4.000%	7/1/35	110	105
	Miami-Dade County FL GO	5.000%	7/1/37	25	26
	Miami-Dade County FL GO	3.750%	7/1/42	5	4
	Miami-Dade County FL GO	4.000%	7/1/42	85	83
	Miami-Dade County FL GO	5.000%	7/1/48	2,200	2,277
[10]	Miami-Dade County FL Recreational Revenue	6.875%	10/1/34	2,060	2,444
[10]	Miami-Dade County FL Recreational Revenue	7.000%	10/1/39	100	117
[10]	Miami-Dade County FL Recreational Revenue	0.000%	10/1/48	1,240	384
[10]	Miami-Dade County FL Recreational Revenue	0.000%	4/1/49	1,975	563
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/34	1,360	920
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/34	2,140	2,197
	Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/35	7,410	7,630
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/35	1,145	1,173
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/39	20,000	10,274
	Miami-Dade County FL Special Obligation Revenue	4.000%	10/1/39	50	49
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/40	2,475	1,194
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/48	2,500	2,618
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/38	1,825	1,825
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/43	1,100	1,142
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/44	1,575	1,545
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/45	5,070	4,932
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/45	11,045	11,701
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/46	40	42
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/49	1,300	1,229
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/50	200	188
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/52	16,000	16,666
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/24	30	30
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/25	165	168
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/26	4,110	4,182
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/27	1,610	1,702
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/27	1,650	1,747
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/28	1,510	1,591
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/29	615	649
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/30	1,345	1,365
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/31	12,000	12,193
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/32	125	127
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/36	25	22
46

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/36	1,800	1,822
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/37	6,545	6,589
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/38	8,725	8,759
	Miami-Dade County FL Water & Sewer System Water Revenue	3.125%	10/1/39	105	89
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/41	3,545	3,559
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/43	6,485	6,716
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/44	1,960	1,930
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/44	6,845	7,088
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/46	1,120	1,077
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/46	1,740	1,789
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/46	4,545	4,783
	Miami-Dade County FL Water & Sewer System Water Revenue	3.375%	10/1/47	1,355	1,066
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/47	115	111
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/48	3,540	3,409
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/48	3,530	3,394
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/49	26,985	25,283
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/51	4,000	3,746
	Miami-Dade County School Board COP	5.000%	2/1/25	220	222
	Miami-Dade County School Board COP	5.000%	2/1/26	1,810	1,849
	Miami-Dade County School Board COP	5.000%	5/1/27	3,000	3,029
	Miami-Dade County School Board COP	5.000%	5/1/28	1,340	1,354
	Miami-Dade County School Board COP	5.000%	2/1/29	10,055	10,276
	Miami-Dade County School Board COP	5.000%	2/1/30	5,130	5,243
	Miami-Dade County School Board GO	5.000%	3/15/44	7,370	7,370
	Miami-Dade County School Board GO	5.000%	3/15/46	3,250	3,297
[6]	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	3.000%	10/1/50	65	48
	Miami-Dade FL Transit System County Sales Tax Revenue	5.000%	7/1/47	7,520	7,899
	Miami-Dade FL Transit System County Sales Tax Revenue	5.000%	7/1/49	200	209
[6]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/49	16,960	16,368
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/35	5,000	5,048
[6]	Mid-Bay Bridge Authority Highway Revenue	4.000%	10/1/40	270	251
	Orange County Convention Center Hotel Occupancy Tax Revenue	5.000%	10/1/24	1,310	1,316
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/33	2,085	2,069
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/34	1,265	1,254
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/36	525	520
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/36	255	253
	Orange County School Board COP	5.000%	8/1/32	6,530	7,444
	Orange County School Board COP	5.000%	8/1/34	290	297
	Orange County School Board COP, Prere.	5.000%	8/1/25	1,855	1,890
	Orange County School Board COP, Prere.	5.000%	8/1/25	200	204
	Orlando FL Miscellaneous Revenue	5.000%	10/1/48	395	410
	Orlando FL Miscellaneous Taxes Revenue, Prere.	5.000%	5/1/24	23,615	23,615
	Orlando FL Miscellaneous Taxes Revenue, Prere.	5.000%	5/1/24	3,865	3,865
	Orlando Utilities Commission Electric Power & Light Revenue	2.375%	10/1/46	50	33
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/28	8,495	7,361
	Orlando Utilities Commission Water Revenue	5.000%	10/1/24	25	25
	Orlando Utilities Commission Water Revenue	5.000%	10/1/25	1,025	1,046
[7]	Osceola County Expressway Authority Highway Revenue, 6.150% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	590	685
	Osceola County Expressway Authority Highway Revenue, Prere.	5.375%	10/1/24	570	573
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/34	465	289
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/36	1,230	678
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/36	1,095	1,153
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/37	970	505
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/38	620	303
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/39	375	171
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/44	2,945	3,019
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/48	2,750	714
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/49	4,250	1,037
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/49	2,800	2,848
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/50	2,000	460
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/52	7,475	1,531
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/54	2,800	510
	Osceola County FL Transportation Highway Revenue	4.000%	10/1/54	8,800	7,642
	Osceola FL Transportation County Highway Revenue	0.000%	10/1/43	1,205	429
	Osceola FL Transportation County Highway Revenue	0.000%	10/1/44	2,315	772
	Osceola FL Transportation County Highway Revenue	0.000%	10/1/45	1,535	482
	Osceola FL Transportation County Highway Revenue	0.000%	10/1/46	2,600	766
47

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Osceola FL Transportation County Highway Revenue	0.000%	10/1/47	4,000	1,108
	Palm Beach County School District COP	5.000%	8/1/26	1,250	1,292
	Palm Beach County School District COP	5.000%	8/1/26	375	381
	Palm Beach County School District COP	5.000%	8/1/27	2,595	2,740
	Palm Beach County School District COP	5.000%	8/1/27	2,960	3,009
	Palm Beach County School District COP	5.000%	8/1/28	3,025	3,248
	Palm Beach County School District COP	5.000%	8/1/29	605	649
	Palm Beach County School District COP	5.000%	8/1/33	3,975	4,402
	Palm Beach County School District COP	5.000%	8/1/34	4,565	5,058
	Palm Beach County School District COP	5.000%	8/1/40	3,000	3,318
	Pasco County FL Water & Sewer Water Revenue	4.000%	10/1/44	4,255	4,109
	Pasco County School Board COP	5.000%	8/1/32	1,000	1,130
[6]	Pasco FL Intergovernmental Agreement Revenue	5.000%	9/1/48	9,500	9,926
[6]	Pasco FL Intergovernmental Agreement Revenue	5.750%	9/1/54	9,200	10,176
[5]	Port St. Lucie FL Special Assessment Revenue	3.000%	7/1/41	200	164
	Port St. Lucie FL Special Assessment Revenue	3.250%	7/1/45	355	288
	Sarasota County FL Sales Tax Revenue	5.000%	10/1/29	2,825	3,106
	Sarasota County FL Utility System Revenue Water Revenue	5.250%	10/1/47	5,500	5,977
	Sarasota County FL Utility System Revenue Water Revenue	5.250%	10/1/52	5,000	5,423
[6]	Sarasota County School Board (Master Lease Program) COP	5.250%	7/1/53	7,500	8,015
	School Board of Miami-Dade County COP	5.000%	5/1/26	2,025	2,041
	School Board of Miami-Dade County COP	5.000%	2/1/27	1,520	1,554
	School Board of Miami-Dade County COP	5.000%	2/1/28	60	61
	School Board of Miami-Dade County COP	5.000%	5/1/30	65	66
	School Board of Miami-Dade County COP	3.250%	2/1/33	540	523
	School Board of Miami-Dade County GO	5.000%	3/15/33	1,600	1,601
[5]	School Board of Miami-Dade County GO	5.000%	3/15/47	3,195	3,389
[5]	School Board of Miami-Dade County GO	5.000%	3/15/52	10,000	10,537
	Seminole County FL Special Obligation Revenue	5.000%	10/1/52	7,500	7,882
	South Florida Water Management District COP	5.000%	10/1/33	2,280	2,335
	South Florida Water Management District COP	5.000%	10/1/35	135	138
	St. Johns County FL Water & Sewer Water Revenue	5.000%	6/1/52	7,500	7,898
	St. Johns County FL Water & Sewer Water Revenue, Prere.	5.000%	6/1/24	700	700
	St. Johns County FL Water & Sewer Water Revenue, Prere.	5.000%	6/1/24	1,000	1,001
[6]	St. Johns County School Board COP	5.500%	7/1/49	2,000	2,207
[6]	St. Lucie County School Board (Master Lease Program) COP	5.000%	7/1/48	7,500	7,899
	St. Lucie FL Miscellaneous Revenue	5.000%	10/1/34	1,140	1,205
	Tampa Bay Water Revenue	4.000%	10/1/30	5,000	5,028
	Tampa Bay Water Revenue	4.000%	10/1/31	10,000	10,052
	Tampa Bay Water Revenue	5.250%	10/1/47	11,500	12,480
	Tampa FL Appropriations Revenue	2.000%	10/1/41	1,375	908
	Tampa FL Appropriations Revenue	2.250%	10/1/51	5,000	2,893
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/45	4,000	1,370
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/27	635	660
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/46	3,370	3,559
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/52	5,055	5,379
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/54	14,015	14,733
	Tampa FL Water & Wastewater System Water Revenue	5.250%	10/1/57	6,950	7,507
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/42	17,350	16,345
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/47	8,365	8,528
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/48	1,935	1,988
[5]	University of Florida Department of Housing & Residence Education Housing Local or Guaranteed Housing Revenue	3.000%	7/1/51	20	14
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/30	1,000	1,010
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/31	520	525
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/49	3,440	3,536
[5]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/46	4,020	4,204
[5]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/52	7,500	7,738
					1,167,519
Georgia (1.4%)
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.250%	7/1/44	50	51
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/35	3,030	3,297
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/37	15,000	16,136
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/38	1,680	1,798
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/40	1,000	1,063
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	1,720	1,749
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/26	1,765	1,828
48

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/27	185	196
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/28	120	129
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/30	30	33
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/48	1,305	1,401
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/52	285	270
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/53	2,350	2,495
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/26	15	15
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/27	510	518
[6]	Atlanta GA Water & Wastewater Water Revenue	5.250%	11/1/27	205	215
[8]	Atlanta GA Water & Wastewater Water Revenue	5.500%	11/1/27	1,380	1,442
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/28	1,450	1,473
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/29	330	335
[6]	Atlanta GA Water & Wastewater Water Revenue	5.750%	11/1/30	2,020	2,353
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/31	45	46
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/32	1,395	1,416
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/40	19,545	19,725
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/41	285	296
	Atlanta GA Water & Wastewater Water Revenue	3.500%	11/1/43	85	74
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/47	5,275	5,433
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	2,460	2,499
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	260	264
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	5,020	5,099
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	30	30
[6]	Augusta GA Water & Sewer Water Revenue	3.500%	10/1/42	670	576
[6]	DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/32	65	68
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/39	40	44
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/40	3,115	3,417
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/41	55	60
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/52	4,500	4,775
	Fulton County GA Water & Sewerage Water Revenue	2.250%	1/1/43	525	362
	Fulton County GA Water & Sewerage Water Revenue	2.375%	1/1/44	125	86
	Fulton County GA Water & Sewerage Water Revenue	3.000%	1/1/45	45	35
	Georgia GO	4.000%	7/1/24	65	65
	Georgia GO	4.000%	1/1/25	1,340	1,344
	Georgia GO	5.000%	2/1/25	2,350	2,376
	Georgia GO	5.000%	2/1/25	1,290	1,294
	Georgia GO	5.000%	2/1/25	2,230	2,254
	Georgia GO	4.000%	7/1/25	1,710	1,722
	Georgia GO	4.000%	7/1/25	35	35
	Georgia GO	5.000%	7/1/25	2,000	2,037
	Georgia GO	5.000%	8/1/25	200	204
	Georgia GO	5.000%	12/1/25	445	457
	Georgia GO	5.000%	7/1/26	55	57
	Georgia GO	5.000%	7/1/26	2,750	2,852
	Georgia GO	5.000%	12/1/26	225	235
	Georgia GO	3.000%	1/1/27	10	10
	Georgia GO	4.000%	1/1/27	15	15
	Georgia GO	5.000%	1/1/27	35	37
	Georgia GO	5.000%	2/1/27	5,065	5,208
	Georgia GO	5.000%	2/1/27	2,825	2,828
	Georgia GO	4.000%	7/1/27	15,415	15,851
	Georgia GO	5.000%	7/1/27	2,135	2,259
	Georgia GO	5.000%	7/1/27	6,395	6,767
	Georgia GO	5.000%	7/1/27	180	189
	Georgia GO	5.000%	1/1/28	1,990	2,089
	Georgia GO	5.000%	2/1/28	160	165
	Georgia GO	5.000%	2/1/28	5,140	5,405
	Georgia GO	5.000%	2/1/28	1,520	1,537
	Georgia GO	4.000%	7/1/28	235	245
	Georgia GO	5.000%	7/1/28	2,150	2,260
	Georgia GO	5.000%	7/1/28	1,310	1,415
	Georgia GO	5.000%	7/1/28	135	146
	Georgia GO	5.000%	7/1/28	3,055	3,239
	Georgia GO	5.000%	8/1/28	5,890	6,373
	Georgia GO	4.000%	1/1/29	2,415	2,467
	Georgia GO	3.000%	2/1/29	590	580
	Georgia GO	5.000%	2/1/29	470	484
49

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Georgia GO	5.000%	2/1/29	1,150	1,211
	Georgia GO	5.000%	7/1/29	3,340	3,545
	Georgia GO	5.000%	7/1/29	1,455	1,574
	Georgia GO	5.000%	7/1/29	8,450	9,305
	Georgia GO	5.000%	8/1/29	3,830	4,224
	Georgia GO	3.000%	2/1/30	260	251
	Georgia GO	5.000%	2/1/30	10,000	10,294
	Georgia GO	5.000%	2/1/30	525	553
	Georgia GO	5.000%	7/1/30	6,305	6,955
	Georgia GO	5.000%	7/1/30	2,065	2,191
	Georgia GO	5.000%	7/1/30	155	174
	Georgia GO	5.000%	7/1/30	9,655	10,826
	Georgia GO	5.000%	7/1/30	50	54
	Georgia GO	5.000%	8/1/30	1,205	1,353
	Georgia GO	5.000%	2/1/31	10,140	10,666
	Georgia GO	5.000%	7/1/31	2,000	2,206
	Georgia GO	5.000%	7/1/31	4,800	5,465
	Georgia GO	5.000%	7/1/31	25	27
	Georgia GO	5.000%	7/1/31	125	142
	Georgia GO	5.000%	8/1/31	2,650	2,974
	Georgia GO	5.000%	2/1/32	200	210
	Georgia GO	5.000%	7/1/32	2,885	3,113
	Georgia GO	5.000%	7/1/32	2,475	2,725
	Georgia GO	5.000%	7/1/32	15	17
	Georgia GO	5.000%	8/1/32	1,890	2,119
	Georgia GO	3.000%	7/1/33	170	163
	Georgia GO	5.000%	7/1/33	400	455
	Georgia GO	5.000%	7/1/33	1,040	1,200
	Georgia GO	5.000%	8/1/33	9,265	10,385
	Georgia GO	3.000%	2/1/34	430	410
	Georgia GO	5.000%	7/1/34	35	40
	Georgia GO	4.000%	8/1/35	10	10
	Georgia GO	4.000%	2/1/36	5,000	5,071
	Georgia GO	4.000%	7/1/36	30	31
	Georgia GO	4.000%	7/1/36	2,945	3,085
	Georgia GO	5.000%	7/1/36	65	74
	Georgia GO	3.000%	2/1/37	25	23
	Georgia GO	3.250%	7/1/37	360	337
	Georgia GO	4.000%	7/1/38	1,200	1,236
[8]	Georgia Local Government COP	4.750%	6/1/28	83	84
[9]	Georgia Municipal Electric Authority Electric Power & Light Revenue	7.000%	1/1/25	405	413
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/29	140	147
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/60	2,435	2,406
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/60	2,395	2,309
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/60	600	585
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/26	1,185	1,211
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/34	500	520
[6]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/44	2,710	2,598
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/48	5,850	5,867
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/49	6,590	6,661
[6]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/55	2,500	2,585
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/56	1,000	1,014
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/59	8,000	6,985
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	3,790	3,745
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	5,230	5,168
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/63	3,000	3,035
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.500%	7/1/63	11,445	10,894
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/63	10,405	10,790
[6]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/64	4,230	4,373
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.250%	7/1/64	3,780	3,956
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	4,110	4,216
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/29	1,000	1,026
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/34	80	88
[5]	Georgia Municipal Electric Authority Nuclear Revenue (Subordinate Project)	4.000%	1/1/51	4,500	4,067
	Georgia Municipal Electric Authority Nuclear Revenue (Subordinate Project)	4.000%	1/1/51	10	9
	Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/42	1,280	1,391
	Georgia Ports Authority Port, Airport & Marina Revenue	5.250%	7/1/43	25	28
50

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Georgia Ports Authority Port, Airport & Marina Revenue	3.000%	7/1/46	4,565	3,469
Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/47	2,500	2,432
Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/47	65	70
Georgia Ports Authority Port, Airport & Marina Revenue	2.625%	7/1/51	4,700	3,043
Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/51	5,705	5,465
Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/52	3,570	3,423
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/24	250	250
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/25	1,000	1,016
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/26	1,290	1,334
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/27	90	95
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/28	1,520	1,635
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/29	12,925	14,148
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/30	3,645	4,060
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/32	30	33
Gwinnett County School District GO	5.000%	8/1/25	1,655	1,687
Gwinnett County School District GO	5.000%	8/1/26	5,205	5,400
Gwinnett County School District GO	5.000%	2/1/31	1,095	1,116
Gwinnett County School District GO	5.000%	2/1/38	5	5
Gwinnett County School District GO	5.000%	2/1/40	50	53
Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	2.000%	8/1/43	1,000	641
Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	2.000%	8/1/44	1,000	627
Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	2.000%	8/1/45	1,000	614
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/24	5	5
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/25	1,685	1,696
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/30	75	78
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/31	2,125	2,203
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/32	1,210	1,253
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.250%	7/1/37	930	855
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.500%	7/1/38	130	122
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.250%	7/1/39	2,225	1,978
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/45	8,390	8,538
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/47	500	383
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Prere.	5.000%	7/1/26	1,305	1,352
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Prere.	5.000%	7/1/26	100	104
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Prere.	5.000%	7/1/26	375	388
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Prere.	5.000%	7/1/26	590	611
Paulding County GA Water & Sewerage Water Revenue	3.000%	12/1/48	120	89
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/25	270	275
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/29	1,950	2,142
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/29	1,915	2,103
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/30	16,750	18,700
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/32	4,025	4,616
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/33	15,550	18,035
Private Colleges & Universities Authority College & University Revenue	4.000%	10/1/38	3,895	3,898
Private Colleges & Universities Authority College & University Revenue	3.000%	10/1/43	100	78
Private Colleges & Universities Authority College & University Revenue	5.000%	10/1/43	14,065	13,838
Private Colleges & Universities Authority College & University Revenue	4.000%	4/1/44	2,250	2,152
Private Colleges & Universities Authority College & University Revenue	5.000%	10/1/46	2,000	2,025
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/48	2,095	2,186
Rockdale County Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	1/1/49	3,000	3,211
Rockdale County Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	1/1/54	3,000	3,178
Sandy Springs Public Facilities Authority Lease (Non-Terminable) Revenue (Sandy Springs City Center Project), Prere.	4.000%	5/1/26	215	218
				493,394
Hawaii (0.4%)
City & County Honolulu HI Wastewater System Sewer Revenue	3.000%	7/1/41	25	21
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/34	75	83
Hawaii GO	5.000%	8/1/24	265	266
Hawaii GO	5.000%	10/1/24	805	809
Hawaii GO	5.000%	8/1/25	770	773
Hawaii GO	5.000%	10/1/25	60	61
Hawaii GO	5.000%	8/1/26	1,420	1,425
Hawaii GO	5.000%	10/1/26	2,210	2,255
Hawaii GO	5.000%	4/1/27	1,315	1,352
Hawaii GO	5.000%	5/1/27	65	68
Hawaii GO	5.000%	8/1/27	4,200	4,214
Hawaii GO	5.000%	10/1/27	2,080	2,157
51

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Hawaii GO	5.000%	10/1/27	250	259
Hawaii GO	5.000%	1/1/28	210	224
Hawaii GO	4.000%	4/1/28	545	550
Hawaii GO	5.000%	5/1/28	390	409
Hawaii GO	5.000%	8/1/28	70	70
Hawaii GO	5.000%	10/1/28	35	36
Hawaii GO	5.000%	10/1/28	95	98
Hawaii GO	5.000%	1/1/29	130	139
Hawaii GO	5.000%	8/1/29	900	903
Hawaii GO	5.000%	10/1/29	30	31
Hawaii GO	5.000%	1/1/30	355	378
Hawaii GO	5.000%	8/1/30	3,375	3,385
Hawaii GO	5.000%	10/1/30	1,485	1,567
Hawaii GO	5.000%	1/1/31	3,275	3,489
Hawaii GO	4.000%	5/1/31	7,870	7,991
Hawaii GO	4.000%	10/1/31	1,675	1,690
Hawaii GO	5.000%	10/1/31	930	980
Hawaii GO	5.000%	1/1/32	65	70
Hawaii GO	3.000%	4/1/32	20	19
Hawaii GO	4.000%	5/1/32	9,115	9,245
Hawaii GO	4.000%	8/1/32	8,190	8,180
Hawaii GO	4.000%	1/1/34	2,675	2,742
Hawaii GO	5.000%	5/1/34	100	104
Hawaii GO	4.000%	10/1/34	2,510	2,524
Hawaii GO	4.000%	10/1/34	8,830	8,909
Hawaii GO	3.250%	1/1/35	210	204
Hawaii GO	3.000%	4/1/35	175	163
Hawaii GO	5.000%	1/1/36	95	101
Hawaii GO	3.000%	4/1/36	260	237
Hawaii GO	4.000%	5/1/36	20	20
Hawaii GO	4.000%	10/1/36	15	15
Hawaii GO	5.000%	1/1/38	100	105
Hawaii GO, Prere.	5.000%	8/1/24	985	988
Hawaii GO, Prere.	5.000%	10/1/25	10,000	10,210
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/26	3,385	3,485
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/26	5	5
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/27	1,245	1,306
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/27	375	397
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/28	10,785	11,540
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/28	295	316
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/28	345	373
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/29	1,055	1,150
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/29	315	343
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/29	315	340
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/30	4,775	5,291
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/30	100	111
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/30	1,600	1,726
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/31	820	907
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/31	10,105	11,374
Honolulu HI City & County GO	5.000%	10/1/37	750	759
Honolulu HI City & County GO	3.000%	8/1/41	945	778
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/31	435	440
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/33	625	631
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/38	1,150	1,159
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/42	7,950	7,885
Honolulu HI City & County Wastewater System Sewer Revenue	3.000%	7/1/46	20	15
Honolulu HI City & County Wastewater System Sewer Revenue	4.125%	7/1/47	75	74
Honolulu HI City & County Wastewater System Sewer Revenue (Green Bonds)	4.500%	7/1/53	5,450	5,504
Honolulu HI City & County Wastewater System Sewer Revenue (Green Bonds)	5.250%	7/1/53	2,650	2,870
Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	1,885	1,918
Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	355	361
Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	5	5
				140,582
Idaho (0.1%)
Idaho Housing & Finance Association Appropriations Revenue	5.000%	7/15/29	180	196
Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/39	645	640
Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/26	3,490	3,610
52

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Idaho Housing & Finance Association Sales Tax Revenue	5.000%	8/15/47	8,830	9,448
	Idaho Housing & Finance Association Sales Tax Revenue	5.000%	8/15/48	2,500	2,702
	Idaho Housing & Finance Association Sales Tax Revenue	5.250%	8/15/48	1,170	1,280
	Idaho Housing & Finance Association Sales Tax Revenue	4.000%	8/15/49	5,000	4,732
	Idaho State Building Authority Lease (Appropriation) Revenue (St. Office Campus Project), Prere.	4.000%	9/1/27	1,035	1,063
					23,671
Illinois (5.6%)
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/33	200	212
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/34	2,100	2,220
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/35	850	898
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	6.100%	4/1/36	10,000	10,628
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/45	3,260	3,401
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	6.000%	4/1/46	7,715	8,023
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/48	10,380	11,364
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/35	2,000	2,048
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/42	2,000	2,029
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/46	1,000	1,008
[6]	Chicago Board of Education GO	5.000%	12/1/29	2,000	2,087
	Chicago Board of Education GO	5.000%	12/1/30	5,000	5,109
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	1,855	1,939
	Chicago IL GO	5.000%	1/1/25	3,360	3,381
	Chicago IL GO	5.000%	1/1/25	4,500	4,528
	Chicago IL GO	5.000%	1/1/26	610	621
	Chicago IL GO	5.000%	1/1/27	750	773
	Chicago IL GO	5.000%	1/1/27	640	650
	Chicago IL GO	5.000%	1/1/28	755	788
	Chicago IL GO	0.000%	1/1/29	405	331
	Chicago IL GO	5.625%	1/1/30	1,525	1,584
	Chicago IL GO	5.000%	1/1/31	270	285
	Chicago IL GO	5.500%	1/1/31	840	847
	Chicago IL GO	5.625%	1/1/31	325	337
	Chicago IL GO	5.000%	1/1/32	3,000	3,227
	Chicago IL GO	5.000%	1/1/33	10,300	11,068
	Chicago IL GO	5.500%	1/1/33	1,860	1,874
	Chicago IL GO	5.750%	1/1/33	15,430	16,062
[8]	Chicago IL GO	0.000%	1/1/34	10,425	6,850
	Chicago IL GO	5.000%	1/1/34	10,235	10,979
	Chicago IL GO	5.000%	1/1/34	1,075	1,163
	Chicago IL GO	5.500%	1/1/34	310	312
	Chicago IL GO	5.750%	1/1/34	2,400	2,498
	Chicago IL GO	4.000%	1/1/35	9,000	9,039
	Chicago IL GO	4.000%	1/1/35	1,000	1,005
	Chicago IL GO	5.000%	1/1/35	1,085	1,171
	Chicago IL GO	5.500%	1/1/35	250	268
	Chicago IL GO	4.000%	1/1/36	1,000	1,000
	Chicago IL GO	5.000%	1/1/38	1,450	1,453
	Chicago IL GO	5.250%	1/1/38	4,250	4,556
	Chicago IL GO	6.000%	1/1/38	9,285	9,671
	Chicago IL GO	5.000%	1/1/39	5,000	5,160
	Chicago IL GO	5.500%	1/1/39	335	336
	Chicago IL GO	5.500%	1/1/39	3,575	3,881
	Chicago IL GO	5.000%	1/1/40	3,500	3,599
	Chicago IL GO	5.500%	1/1/40	1,000	1,080
	Chicago IL GO	5.500%	1/1/41	1,000	1,058
	Chicago IL GO	5.500%	1/1/43	1,200	1,262
	Chicago IL GO	5.000%	1/1/44	16,275	16,582
	Chicago IL GO	5.500%	1/1/49	21,505	22,172
	Chicago IL GO, Prere.	5.250%	1/1/25	690	695
[8]	Chicago IL Wastewater Transmission Sewer Revenue	0.000%	1/1/28	580	501
[5]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/30	1,000	1,094
[5]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/31	1,000	1,110
[5]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/32	2,285	2,561
[5]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/33	2,000	2,263
[5]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/34	3,815	4,384
[5]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/35	3,000	3,439
[6]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/42	2,750	2,841
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/47	500	504
53

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Chicago IL Wastewater Transmission Sewer Revenue	4.000%	1/1/52	150	137
[6]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/53	5,000	5,336
[6]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/58	5,000	5,320
[6]	Chicago IL Wastewater Transmission Sewer Revenue	5.500%	1/1/62	5,000	5,410
	Chicago IL Waterworks Water Revenue	5.000%	11/1/27	2,360	2,441
	Chicago IL Waterworks Water Revenue	5.000%	11/1/28	860	889
	Chicago IL Waterworks Water Revenue	5.000%	11/1/30	360	373
[6]	Chicago IL Waterworks Water Revenue	5.000%	11/1/32	2,545	2,863
[6]	Chicago IL Waterworks Water Revenue	5.000%	11/1/37	1,000	1,042
[6]	Chicago IL Waterworks Water Revenue	5.000%	11/1/39	1,070	1,166
[6]	Chicago IL Waterworks Water Revenue	4.000%	11/1/40	2,100	2,059
[6]	Chicago IL Waterworks Water Revenue	5.250%	11/1/48	715	772
[6]	Chicago IL Waterworks Water Revenue	5.250%	11/1/53	3,205	3,432
[6]	Chicago IL Waterworks Water Revenue	5.500%	11/1/62	10,925	11,799
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/39	17,850	17,905
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/44	5,170	5,182
[5]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	2,400	2,460
[5]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	5,000	5,723
[5]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	5,000	5,707
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	390	394
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/46	7,840	7,893
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	2,520	2,542
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	1,235	1,246
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	2,740	2,756
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	2,785	2,857
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	1,240	1,249
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	1,695	1,696
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	1,300	1,309
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/28	360	377
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	600	605
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	285	292
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	2,005	2,162
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	880	887
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	925	946
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	11,355	11,445
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	410	419
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	990	998
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	1,530	1,564
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	30	31
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	4,945	4,984
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	605	619
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	5,605	5,731
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	400	415
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	610	615
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	900	920
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	435	445
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	65	71
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/35	5,550	5,670
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	10	10
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	235	240
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	475	485
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	715	781
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	13,750	13,997
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	1,535	1,565
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	800	829
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	2,515	2,597
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	215	230
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	3,570	3,634
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/37	570	594
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	975	1,004
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	220	233
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	215	218
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	825	847
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	1,700	1,792
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	135	137
[5]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.250%	1/1/42	485	479
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/42	1,025	1,055
54

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/44	15,000	14,478
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/46	1,405	1,408
[5]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.250%	1/1/47	375	365
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/47	7,445	7,561
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/48	8,760	9,046
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/52	10,130	10,252
[6]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/53	190	177
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/53	19,185	19,711
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.500%	1/1/56	7,000	6,869
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/56	10,000	10,508
[5]	Chicago Park District GO	4.000%	1/1/41	1,000	964
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/28	5,925	6,222
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/45	1,700	1,741
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/46	7,480	7,565
[5]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/46	85	89
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/49	395	358
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.250%	12/1/49	21,120	21,173
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/50	1,835	1,635
[6]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/51	515	522
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/52	5,000	5,145
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/55	13,500	11,856
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/55	1,395	1,418
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/57	6,000	6,120
[5]	Cook County Community College District No. 508 GO	5.000%	12/1/47	3,445	3,499
	Cook County IL GO	5.000%	11/15/24	380	382
	Cook County IL GO	4.000%	11/15/25	510	514
	Cook County IL GO	5.000%	11/15/25	2,205	2,253
	Cook County IL GO	4.000%	11/15/26	700	710
[6]	Cook County IL GO	5.000%	11/15/26	5	5
	Cook County IL GO	5.000%	11/15/26	3,360	3,477
	Cook County IL GO	4.000%	11/15/27	2,875	2,934
	Cook County IL GO	5.000%	11/15/28	4,575	4,897
	Cook County IL GO	5.000%	11/15/29	1,160	1,261
	Cook County IL GO	5.000%	11/15/30	1,000	1,033
	Cook County IL GO	5.000%	11/15/31	695	718
	Cook County IL GO	5.000%	11/15/31	4,025	4,442
	Cook County IL GO	5.000%	11/15/32	4,020	4,413
	Cook County IL GO	5.000%	11/15/33	3,875	4,244
	Cook County IL Sales Tax Revenue	4.000%	11/15/39	6,000	5,811
	Cook County IL Sales Tax Revenue	4.000%	11/15/40	9,905	9,570
	Cook County IL Sales Tax Revenue	4.000%	11/15/41	3,100	2,987
	Cook County IL Sales Tax Revenue	5.250%	11/15/45	3,190	3,433
	Evanston IL GO	3.500%	12/1/38	645	591
[5]	Evanston IL GO	3.500%	12/1/39	755	691
	Illinois (Rebuild Illinois Program) GO	5.000%	11/1/30	8,565	9,197
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/40	4,000	3,778
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/41	2,730	2,554
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/43	2,515	2,329
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/44	1,000	922
	Illinois Development Finance Authority Local or Guaranteed Housing Revenue, ETM	0.000%	7/15/25	350	335
	Illinois Finance Authority College & University Revenue	5.000%	10/1/25	8,395	8,575
	Illinois Finance Authority College & University Revenue	5.000%	10/1/33	1,710	1,714
	Illinois Finance Authority College & University Revenue	5.000%	10/1/35	545	644
	Illinois Finance Authority College & University Revenue	5.000%	10/1/37	1,350	1,585
	Illinois Finance Authority College & University Revenue	4.000%	10/1/38	2,000	1,895
	Illinois Finance Authority College & University Revenue	5.000%	10/1/38	1,310	1,534
	Illinois Finance Authority College & University Revenue	4.000%	10/1/40	1,000	967
	Illinois Finance Authority College & University Revenue	5.000%	10/1/40	2,230	2,244
	Illinois Finance Authority College & University Revenue	5.250%	5/15/48	2,000	2,155
	Illinois Finance Authority College & University Revenue	4.000%	4/1/50	925	858
	Illinois Finance Authority College & University Revenue	5.250%	5/15/54	5,000	5,332
	Illinois Finance Authority College & University Revenue, Prere.	5.000%	10/1/25	1,510	1,539
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	2,300	2,305
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	2,805	2,811
	Illinois Finance Authority Lease Revenue	4.000%	7/1/35	75	76
	Illinois Finance Authority Water Revenue	5.000%	7/1/32	2,730	2,845
	Illinois Finance Authority Water Revenue	5.000%	7/1/33	2,270	2,365
55

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Finance Authority Water Revenue	5.000%	7/1/34	205	213
	Illinois Finance Authority Water Revenue	5.000%	7/1/34	35	39
	Illinois Finance Authority Water Revenue	5.000%	7/1/35	65	68
	Illinois Finance Authority Water Revenue	4.000%	7/1/37	420	433
	Illinois GO	5.000%	5/1/24	2,110	2,110
	Illinois GO	5.000%	7/1/24	1,000	1,001
	Illinois GO	5.000%	10/1/24	5,000	5,020
	Illinois GO	5.000%	11/1/24	13,435	13,500
	Illinois GO	5.000%	2/1/25	1,100	1,108
	Illinois GO	5.000%	3/1/25	16,590	16,730
	Illinois GO	5.000%	3/1/25	90	91
	Illinois GO	5.000%	7/1/25	4,530	4,588
	Illinois GO	5.000%	10/1/25	1,435	1,458
	Illinois GO	5.000%	10/1/25	75	76
	Illinois GO	5.000%	11/1/25	34,385	34,978
[5]	Illinois GO	5.000%	11/1/25	5,000	5,095
	Illinois GO	5.000%	2/1/26	1,150	1,173
	Illinois GO	5.000%	3/1/26	6,470	6,609
	Illinois GO	5.000%	5/1/26	5,000	5,120
	Illinois GO	5.000%	7/1/26	1,130	1,160
	Illinois GO	5.000%	10/1/26	200	206
	Illinois GO	5.000%	10/1/26	650	669
	Illinois GO	3.250%	11/1/26	2,360	2,300
	Illinois GO	5.000%	11/1/26	1,335	1,377
	Illinois GO	5.000%	11/1/26	12,625	13,019
	Illinois GO	5.000%	1/1/27	640	652
	Illinois GO	5.000%	2/1/27	250	250
	Illinois GO	5.000%	2/1/27	6,630	6,857
	Illinois GO	5.000%	3/1/27	5,000	5,175
	Illinois GO	5.000%	3/1/27	6,065	6,277
	Illinois GO	5.000%	3/1/27	325	336
	Illinois GO	5.000%	5/1/27	370	370
	Illinois GO	5.000%	7/1/27	1,000	1,041
	Illinois GO	5.000%	10/1/27	1,650	1,722
	Illinois GO	5.000%	10/1/27	3,430	3,579
	Illinois GO	5.000%	11/1/27	40,110	41,950
	Illinois GO	5.000%	12/1/27	890	931
	Illinois GO	5.000%	2/1/28	2,130	2,202
	Illinois GO	5.000%	3/1/28	4,800	5,039
	Illinois GO	5.000%	5/1/28	130	130
	Illinois GO	5.000%	5/1/28	1,000	1,052
	Illinois GO	5.000%	7/1/28	1,500	1,582
	Illinois GO	5.000%	10/1/28	15,185	16,067
	Illinois GO	5.000%	11/1/28	11,140	11,625
	Illinois GO	5.000%	12/1/28	1,800	1,909
	Illinois GO	5.000%	12/1/28	9,630	10,056
	Illinois GO	5.000%	1/1/29	1,095	1,118
	Illinois GO	5.000%	2/1/29	1,785	1,846
	Illinois GO	5.250%	2/1/29	6,400	6,410
	Illinois GO	5.000%	3/1/29	3,785	4,027
	Illinois GO	5.000%	5/1/29	125	125
	Illinois GO	5.000%	5/1/29	1,000	1,066
	Illinois GO	5.000%	7/1/29	1,500	1,603
	Illinois GO	5.000%	10/1/29	7,600	8,053
	Illinois GO	5.000%	11/1/29	22,465	23,447
[6]	Illinois GO	4.000%	2/1/30	7,450	7,529
	Illinois GO	5.000%	3/1/30	2,000	2,155
	Illinois GO	5.000%	5/1/30	1,115	1,204
	Illinois GO	5.500%	5/1/30	15,420	16,420
	Illinois GO	5.000%	7/1/30	1,065	1,153
	Illinois GO	5.000%	10/1/30	5,035	5,462
	Illinois GO	5.000%	10/1/30	4,775	5,063
	Illinois GO	5.250%	12/1/30	160	168
	Illinois GO	5.250%	2/1/31	2,045	2,048
	Illinois GO	5.000%	3/1/31	115	125
	Illinois GO	5.000%	3/1/31	3,825	4,168
	Illinois GO	5.000%	3/1/31	545	594
56

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Illinois GO	5.000%	5/1/31	3,010	3,013
Illinois GO	5.000%	5/1/31	1,050	1,146
Illinois GO	5.000%	7/1/31	1,550	1,696
Illinois GO	5.000%	10/1/31	4,505	4,885
Illinois GO	5.000%	3/1/32	135	148
Illinois GO	5.000%	5/1/32	1,060	1,168
Illinois GO	5.000%	7/1/32	6,250	6,893
Illinois GO	4.000%	10/1/32	6,625	6,683
Illinois GO	5.000%	12/1/32	2,715	2,974
Illinois GO	5.000%	3/1/33	6,000	6,520
Illinois GO	5.000%	3/1/33	5	5
Illinois GO	5.000%	3/1/33	20	22
Illinois GO	5.000%	5/1/33	4,900	4,905
Illinois GO	5.000%	7/1/33	2,005	2,208
Illinois GO	4.000%	10/1/33	2,990	3,010
Illinois GO	5.000%	10/1/33	1,960	2,062
Illinois GO	5.000%	10/1/33	4,595	4,834
Illinois GO	4.000%	12/1/33	3,475	3,451
Illinois GO	5.000%	3/1/34	2,000	2,168
Illinois GO	5.000%	3/1/34	5,015	5,490
Illinois GO	5.000%	5/1/34	3,680	4,033
Illinois GO	5.000%	7/1/34	5,000	5,487
Illinois GO	4.000%	10/1/34	100	100
Illinois GO	5.000%	3/1/35	4,200	4,537
Illinois GO	5.000%	5/1/35	6,345	6,930
Illinois GO	5.000%	7/1/35	5,000	5,468
Illinois GO	5.000%	12/1/35	1,500	1,557
Illinois GO	5.000%	3/1/36	6,400	6,888
Illinois GO	5.000%	5/1/36	3,450	3,453
Illinois GO	5.000%	5/1/36	1,000	1,088
Illinois GO	5.000%	7/1/36	2,850	3,100
Illinois GO	4.125%	10/1/36	2,010	1,991
Illinois GO	5.000%	12/1/36	5,500	5,697
Illinois GO	5.000%	3/1/37	7,500	8,029
Illinois GO	5.000%	5/1/37	1,590	1,721
Illinois GO	4.000%	7/1/37	2,000	1,969
Illinois GO	4.250%	12/1/37	4,190	4,091
Illinois GO	4.000%	3/1/38	3,000	2,933
Illinois GO	5.250%	5/1/38	1,590	1,737
Illinois GO	4.000%	10/1/38	1,000	974
Illinois GO	5.000%	12/1/38	1,000	1,030
Illinois GO	4.000%	3/1/39	2,100	2,032
Illinois GO	5.000%	5/1/39	2,000	2,057
Illinois GO	5.000%	5/1/39	1,695	1,696
Illinois GO	5.250%	5/1/39	2,485	2,699
Illinois GO	5.500%	5/1/39	8,435	9,112
Illinois GO	5.000%	12/1/39	5,000	5,382
Illinois GO	4.000%	3/1/40	7,100	6,768
Illinois GO	5.250%	5/1/40	1,595	1,723
Illinois GO	4.000%	10/1/40	10,975	10,376
Illinois GO	3.000%	12/1/40	4,500	3,618
Illinois GO	4.250%	12/1/40	2,650	2,530
Illinois GO	5.000%	1/1/41	2,875	2,892
Illinois GO	4.000%	3/1/41	3,275	3,081
Illinois GO	5.250%	5/1/41	2,695	2,895
Illinois GO	4.000%	6/1/41	85	80
Illinois GO	5.250%	5/1/42	2,590	2,769
Illinois GO	4.000%	10/1/42	3,065	2,855
Illinois GO	5.250%	5/1/43	1,250	1,330
Illinois GO	5.125%	10/1/43	4,500	4,752
Illinois GO	5.000%	12/1/43	5,000	5,255
Illinois GO	5.750%	5/1/45	4,495	4,832
Illinois GO	4.250%	10/1/45	3,965	3,679
Illinois GO	5.500%	10/1/45	4,500	4,847
Illinois GO	5.000%	3/1/46	13,515	13,903
Illinois GO	5.250%	10/1/46	5,000	5,262
Illinois GO	5.500%	3/1/47	10,000	10,678
57

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Illinois GO	5.500%	5/1/47	6,780	7,244
Illinois GO	5.250%	10/1/47	1,495	1,569
Illinois GO	4.500%	5/1/48	1,835	1,730
Illinois Miscellaneous Revenue GO	5.000%	5/1/33	9,450	10,387
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/25	260	262
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/26	3,800	3,856
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/27	300	304
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/29	10,140	10,278
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/30	275	278
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/31	1,000	1,010
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/32	1,500	1,515
Illinois Municipal Electric Agency Electric Power & Light Revenue	4.000%	2/1/33	610	605
Illinois Municipal Electric Agency Electric Power & Light Revenue	4.000%	2/1/34	2,900	2,866
Illinois Sales Tax Revenue	5.000%	6/15/24	1,135	1,137
Illinois Sales Tax Revenue	5.000%	6/15/25	315	316
Illinois Sales Tax Revenue	5.000%	6/15/26	3,030	3,034
Illinois Sales Tax Revenue	5.000%	6/15/30	175	192
Illinois Sales Tax Revenue	5.000%	6/15/36	70	79
Illinois Sales Tax Revenue	5.000%	6/15/43	10,000	10,781
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	4,000	4,037
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	2,420	2,443
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	2,000	2,052
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	4,115	4,222
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	15	15
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	2,500	2,609
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	2,505	2,614
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	2,420	2,526
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	215	229
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	8,010	8,532
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	1,250	1,332
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/29	450	487
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/29	10,030	10,858
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/29	160	173
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/29	1,670	1,808
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	55	59
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	1,970	2,170
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	1,800	1,983
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	1,225	1,349
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	16,270	17,869
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	1,720	1,889
Illinois State Toll Highway Authority Highway Revenue	4.000%	12/1/31	370	373
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/34	2,765	3,217
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/35	1,600	1,702
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/35	2,875	3,366
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	11,110	11,213
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	1,610	1,644
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	1,800	1,912
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	140	142
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	5,400	6,280
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	19,550	19,711
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	400	408
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	4,500	5,172
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	6,275	6,321
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	5,000	5,699
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/39	5,000	5,033
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/39	2,630	2,951
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	6,170	6,237
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	13,190	13,424
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	10,485	10,656
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	795	870
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	85	91
Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/42	12,200	12,025
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/42	15,725	16,318
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/42	4,825	5,226
Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/43	5,325	5,822
Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/44	13,045	12,647
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/44	2,365	2,469
58

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/44	6,460	6,904
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/45	17,185	18,140
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/45	6,560	7,065
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/46	3,240	3,093
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/46	3,625	3,822
	Illinois University College & University Revenue	5.000%	4/1/44	15,000	14,286
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/27	510	454
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/30	23,475	18,658
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/32	2,010	1,443
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/33	5,000	3,441
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/34	1,000	659
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/35	2,730	1,753
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/35	10,425	6,527
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/35	1,500	923
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/36	11,950	7,261
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/37	800	458
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/37	2,425	1,323
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	500	264
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/39	240	122
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/39	500	249
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/40	1,500	718
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	2,400	1,161
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/40	1,000	1,010
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	6/15/42	1,670	1,740
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	12/15/42	6,750	6,440
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/43	5,735	2,385
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/44	3,870	1,507
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/45	13,000	4,757
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/46	1,710	588
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	12/15/47	10,590	9,568
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	6/15/52	11,905	10,439
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/54	10,000	1,943
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/54	13,340	2,835
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/56	1,300	226
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/56	19,250	3,674
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/56	9,750	1,861
	Metropolitan Pier & Exposition Authority Appropriations Revenue (McCormick Place Expansion Project)	5.000%	6/15/53	3,950	3,959
	Metropolitan Pier & Exposition Authority Appropriations Revenue (McCormick Place Expansion Project)	5.500%	6/15/53	2,950	2,982
	Metropolitan Pier & Exposition Authority Appropriations Revenue (McCormick Place Expansion Project)	5.000%	6/15/57	12,550	12,693
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue	4.000%	6/15/50	6,030	5,348
[5]	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue	4.000%	6/15/50	5,595	4,924
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue	5.000%	6/15/50	18,500	18,870
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	0.000%	12/15/50	4,705	1,157
[6]	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	0.000%	12/15/51	270	68
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/24	275	277
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/25	240	245
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/25	4,370	4,463
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/26	555	578
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	2,480	2,576
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	1,435	1,490
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/28	5,525	5,723
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/29	1,095	1,135
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/30	1,465	1,515
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/30	8,325	9,282
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/31	140	145
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/31	1,360	1,537
	Metropolitan Water Reclamation District of Greater Chicago GO	5.250%	12/1/32	3,075	3,578
	Metropolitan Water Reclamation District of Greater Chicago GO	5.250%	12/1/34	7,000	8,354
	Metropolitan Water Reclamation District of Greater Chicago GO	5.250%	12/1/35	6,275	7,520
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/27	1,765	1,829
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/30	1,500	1,548
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/32	470	473
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/41	290	281
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/41	2,990	3,011
[9]	Public Building Commission of Chicago Transit Revenue	5.250%	3/1/33	315	358
[8]	Regional Transportation Authority Sales Tax Revenue	6.500%	7/1/26	8,785	9,080
[8]	Regional Transportation Authority Sales Tax Revenue	6.500%	7/1/30	1,915	2,183
59

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Regional Transportation Authority Sales Tax Revenue	5.750%	6/1/34	710	832
	Regional Transportation Authority Sales Tax Revenue	4.000%	6/1/45	14,235	13,799
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/25	1,800	1,814
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/26	1,130	1,157
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/27	5,055	5,257
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/31	12,250	13,573
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/32	3,500	3,922
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/33	15,000	16,982
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/25	4,600	4,636
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/26	1,500	1,535
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/27	655	681
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/28	375	398
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/29	1,000	1,078
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/30	6,250	6,840
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/32	2,185	2,444
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/33	4,410	4,982
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/34	2,000	2,262
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/34	2,820	3,178
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/35	1,660	1,860
[5]	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/37	15	16
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/38	1,300	1,277
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/39	1,670	1,618
[5]	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/40	50	49
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/40	2,000	2,064
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/42	3,600	3,557
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/43	690	713
	Sales Tax Securitization Corp. Sales Tax Revenue	5.250%	1/1/43	555	580
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/44	540	567
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/48	19,495	17,247
	Sangamon County Water Reclamation District GO	5.000%	1/1/44	5,000	5,246
	Schaumburg IL GO	4.000%	12/1/41	425	417
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/33	500	504
[6]	Springfield IL Electric Power & Light Revenue	4.000%	3/1/40	10,660	10,242
[6]	University of Illinois College & University Revenue	4.000%	4/1/36	385	383
[6]	University of Illinois College & University Revenue	4.125%	4/1/48	5,000	4,736
[6]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/26	1,500	1,401
[5]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/31	390	300
	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/33	300	208
[8]	Will County Community Unit School District No. 365-U Valley View GO, ETM	0.000%	11/1/25	7,520	7,120
	Will County IL GO, Prere.	5.000%	11/15/25	2,000	2,040
					1,939,243
Indiana (0.4%)
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	1/15/30	1,135	1,167
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/30	700	720
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	1/15/31	750	768
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/31	500	512
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/32	1,860	1,904
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/33	1,700	1,740
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/34	2,690	2,754
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	1/15/36	100	102
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/40	2,000	2,152
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/30	80	88
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/32	3,000	3,381
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/33	3,000	3,373
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/35	3,075	3,465
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	4.000%	2/1/36	70	72
	Indiana Finance Authority Lease Revenue	5.000%	12/1/24	410	413
	Indiana Finance Authority Lease Revenue	5.000%	12/1/25	1,360	1,394
	Indiana Finance Authority Lease Revenue	5.000%	2/1/26	90	93
	Indiana Finance Authority Lease Revenue	5.000%	6/1/27	9,540	9,904
	Indiana Finance Authority Lease Revenue	5.000%	6/1/28	700	727
	Indiana Finance Authority Lease Revenue	5.000%	6/1/28	1,385	1,490
	Indiana Finance Authority Lease Revenue	5.000%	6/1/29	1,325	1,452
	Indiana Finance Authority Lease Revenue	5.000%	2/1/36	740	799
	Indiana Finance Authority Lease Revenue	5.000%	2/1/37	20	21
	Indiana Finance Authority Lease Revenue	5.000%	2/1/38	75	80
	Indiana Finance Authority Lease Revenue	5.000%	2/1/39	250	266
60

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/32	30	31
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/33	175	178
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/34	300	305
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/35	5,110	5,195
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/37	350	355
	Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.000%	6/1/53	2,500	2,518
	Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.125%	6/1/58	625	630
	Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.375%	6/1/64	2,070	2,110
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/34	10	11
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	4.000%	10/1/36	35	36
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	3.000%	10/1/40	1,550	1,296
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/41	4,960	5,053
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	4.000%	10/1/42	45	44
	Indiana Finance Authority Water Revenue	5.000%	2/1/25	4,520	4,569
	Indiana Finance Authority Water Revenue	5.000%	2/1/27	295	306
	Indiana Finance Authority Water Revenue (St. Revolving Fund Program)	5.000%	2/1/30	410	439
	Indiana Finance Authority Water Revenue (State Revolving Program)	5.000%	2/1/29	1,060	1,135
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/33	630	647
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/36	45	46
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/37	7,670	7,827
	Indiana Municipal Power Agency Electric Power & Light Revenue	4.000%	1/1/42	130	128
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/42	8,770	8,886
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/42	1,005	1,041
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/30	775	834
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/33	80	86
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/34	1,230	1,316
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/37	4,850	4,935
[5]	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	5.000%	3/1/53	1,500	1,553
[5]	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	5.000%	3/1/58	1,000	1,034
[5]	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	5.250%	3/1/67	2,000	2,103
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	4.000%	2/1/44	55	54
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	3.840%	2/1/54	2,000	1,708
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/54	3,665	3,776
[9]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	0.000%	2/1/25	5	5
[9]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	0.000%	2/1/28	15	13
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/35	4,100	4,437
[6]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/39	3,440	3,457
[6]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/41	15,265	15,073
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Pilot Infrastructure Project)	5.000%	1/1/40	3,385	3,526
	Indianapolis Local Public Improvement Bond Bank Tax Increment/Allocation Revenue	4.000%	2/1/47	14,500	13,686
	Silver Creek School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/40	700	589
	Silver Creek School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/41	2,000	1,649
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/35	2,060	2,228
					143,685
Iowa (0.1%)
	Des Moines IA GO	2.000%	6/1/32	2,015	1,694
	Des Moines IA Stormwater Utility Special Assessment Revenue	3.250%	6/1/34	1,990	1,896
	Iowa Finance Authority Water Revenue	5.000%	8/1/27	345	366
	Iowa Finance Authority Water Revenue	5.000%	8/1/28	560	593
	Iowa Finance Authority Water Revenue	5.000%	8/1/29	80	85
	Iowa Finance Authority Water Revenue	5.000%	8/1/30	1,015	1,071
	Iowa Finance Authority Water Revenue	5.000%	8/1/34	2,500	2,677
	Iowa Finance Authority Water Revenue	5.000%	8/1/36	90	104
	Iowa Finance Authority Water Revenue (State Revolving Program)	5.000%	8/1/34	3,000	3,497
	Iowa Finance Authority Water Revenue (State Revolving Program)	5.000%	8/1/35	2,425	2,815
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/50	2,850	2,386
	Iowa Special Obligation Revenue	4.000%	6/1/26	1,435	1,451
	Iowa Special Obligation Revenue	5.000%	6/1/27	195	201
	Iowa Special Obligation Revenue	5.000%	6/1/28	5,425	5,593
					24,429
Kansas (0.3%)
[6]	Ellis County Unified School District No. 489 Hays GO	4.000%	9/1/52	12,350	11,728
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/24	3,815	3,829
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	245	246
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	580	591
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/26	660	672
61

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/27	100	102
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/28	14,900	14,967
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/28	5,030	5,126
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	6,225	6,251
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	10,025	10,214
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/30	5,805	5,912
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/34	240	244
	Kansas Development Finance Authority College & University Revenue (Wichita State University Project)	2.000%	6/1/37	1,740	1,305
	Sedgwick County Unified School District No. 266 Maize GO	5.000%	9/1/25	1,890	1,899
	Seward County Unified School District No. 480 Liberal GO, Prere.	5.000%	9/1/25	1,200	1,223
	Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	4.125%	9/1/26	770	785
	Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	5.250%	9/1/26	23,500	24,548
	Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	5.500%	9/1/26	445	467
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	4.250%	9/1/39	2,325	2,327
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	5.000%	9/1/44	1,450	1,450
	Wyandotte County-Kansas City Unified Government Utility System Water Revenue	5.000%	9/1/40	670	674
	Wyandotte County-Kansas City Unified Government Utility System Water Revenue	5.000%	9/1/45	1,500	1,505
					96,065
Kentucky (0.2%)
	Fayette County School District Finance Corp. Lease Revenue	4.000%	5/1/38	2,895	2,840
	Kentucky Asset Liability Commission Appropriations Revenue (Project Notes Federal Highway Trust First)	5.000%	9/1/26	2,450	2,458
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/33	175	177
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/36	260	260
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/37	260	255
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/46	490	425
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/49	335	283
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue	4.000%	9/1/48	4,560	4,211
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/48	2,000	2,044
[8]	Kentucky Municipal Power Agency Electric Power & Light Revenue	4.000%	9/1/39	1,645	1,535
[8]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/42	315	311
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/34	1,500	1,567
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/37	1,100	1,128
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	3.000%	9/1/43	255	190
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue	5.000%	8/1/25	345	351
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/24	1,135	1,138
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/24	170	171
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/25	400	408
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/26	16,380	16,983
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/28	3,175	3,293
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 117)	5.000%	5/1/29	750	784
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/25	4,000	4,080
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/26	4,000	4,147
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/27	5,500	5,806
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/27	1,295	1,333
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/25	25	26
	Louisville & Jefferson County Visitors and Convention Commission Miscellaneous Taxes Revenue	3.125%	6/1/41	415	342
[6]	Louisville & Jefferson County Visitors and Convention Commission Miscellaneous Taxes Revenue	3.125%	6/1/46	1,105	858
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	4.000%	5/15/37	120	120
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	4.000%	5/15/38	10,745	10,593
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	3.000%	5/15/46	300	225
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	3.000%	5/15/46	4,995	3,811
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	3.250%	5/15/46	105	83
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	2.375%	5/15/50	2,275	1,392
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/53	5,000	5,323
[5]	Scott County School District Finance Corp. Lease (Appropriation) Revenue	5.000%	9/1/41	8,740	9,489
	University of Kentucky College & University Revenue	4.000%	4/1/44	15	14
					88,454
Louisiana (0.6%)
	East Baton Rouge Sewerage Commission Sewer Revenue	4.000%	2/1/40	2,520	2,513
	East Baton Rouge Sewerage Commission Sewer Revenue	4.000%	2/1/45	25	24
	East Baton Rouge Sewerage Commission Sewer Revenue PUT	1.300%	2/1/28	6,075	5,313
	East Baton Rouge Sewerage Commission Sewer Revenue, Prere.	4.000%	2/1/25	2,100	2,107
	East Baton Rouge Sewerage Commission Sewer Revenue, Prere.	5.000%	2/1/25	8,745	8,838
[6]	Jefferson Sales Tax District Sales Tax Revenue	4.000%	12/1/42	10,115	9,733
[6]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/42	6,620	6,811
	Lafayette Parish School Board Sales Tax Revenue	4.000%	4/1/48	2,000	1,920
62

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Lafayette Parish School Board Sales Tax Revenue	4.000%	4/1/53	3,250	3,043
Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/40	8,565	8,868
Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/24	1,095	1,095
Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	4.000%	5/1/25	22,000	22,126
Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	4.500%	5/1/25	2,919	2,950
Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/25	5,895	5,986
Louisiana GO	5.000%	8/1/25	2,000	2,005
Louisiana GO	5.000%	8/1/25	2,000	2,039
Louisiana GO	5.000%	8/1/26	85	88
Louisiana GO	5.000%	2/1/27	2,000	2,097
Louisiana GO	5.000%	8/1/27	2,995	3,103
Louisiana GO	5.000%	2/1/28	2,000	2,139
Louisiana GO	5.000%	8/1/28	13,135	13,615
Louisiana GO	5.000%	2/1/29	2,000	2,180
Louisiana GO	5.000%	2/1/30	2,000	2,220
Louisiana GO	5.000%	2/1/31	2,000	2,255
Louisiana GO	5.000%	2/1/33	2,000	2,316
Louisiana GO	5.000%	2/1/34	2,000	2,344
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/28	1,000	1,042
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/29	1,000	1,044
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/30	1,000	1,044
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/31	1,605	1,674
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/32	1,810	1,887
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/33	14,790	15,399
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/34	1,675	1,743
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/35	7,935	8,238
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/36	2,975	3,075
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/37	2,990	3,077
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue PUT	0.875%	2/1/25	2,380	2,314
Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Appropriation) Revenue (LCTCS Act 360 Project), Prere.	5.000%	10/1/24	1,900	1,908
Louisiana Public Facilities Authority College & University Revenue	5.000%	4/1/45	2,580	2,703
Louisiana Public Facilities Authority College & University Revenue	5.000%	10/15/48	15	16
Louisiana Public Facilities Authority College & University Revenue	4.000%	4/1/50	2,000	1,877
Louisiana Public Facilities Authority College & University Revenue	4.000%	1/1/56	5	4
Louisiana Public Facilities Authority College & University Revenue, Prere.	4.000%	4/1/30	475	498
Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.000%	7/1/48	5,190	5,480
Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.250%	7/1/53	4,000	4,280
Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/25	11,950	12,105
Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/26	1,135	1,168
New Orleans Aviation Board Port, Airport & Marina Revenue (North Terminal Project)	5.000%	1/1/48	1,740	1,767
New Orleans LA GO	5.000%	12/1/40	3,645	3,884
New Orleans LA GO	5.000%	12/1/46	14,530	15,188
New Orleans LA Sewerage Service Sewer Revenue, Prere.	5.000%	6/1/24	385	385
New Orleans LA Water System Water Revenue, Prere.	5.000%	12/1/24	5,580	5,618
Parish of East Baton Rouge Capital Improvements District Sales Tax Revenue	4.000%	8/1/44	5,000	4,895
Parish of East Baton Rouge Capital Improvements District Sales Tax Revenue	5.000%	8/1/48	5	5
Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/40	120	121
				220,167
Maine (0.1%)
Maine Turnpike Authority Highway Revenue	4.000%	7/1/38	1,950	1,957
Maine Turnpike Authority Highway Revenue	4.000%	7/1/45	2,270	2,202
Maine Turnpike Authority Highway Revenue	5.000%	7/1/47	15,500	16,045
Maine Turnpike Authority Highway Revenue	4.000%	7/1/50	1,745	1,639
				21,843
63

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Maryland (1.9%)
Anne Arundel County MD GO	5.000%	4/1/35	900	1,046
Anne Arundel County MD GO	5.000%	4/1/41	1,080	1,197
Anne Arundel County MD GO	5.000%	4/1/42	1,045	1,154
Anne Arundel County MD GO	5.000%	10/1/42	2,195	2,424
Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/46	10,015	10,167
Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/49	200	207
Baltimore MD Water Revenue	5.000%	7/1/44	9,495	9,529
Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/41	6,090	6,235
Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/46	5,000	5,088
Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/50	2,400	2,506
Calvert County MD GO	1.750%	7/1/34	800	629
Calvert County MD GO	1.875%	7/1/35	1,000	782
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/24	1,145	1,150
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/24	5	5
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/24	190	191
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	5	5
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/25	5	5
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	11/1/25	325	326
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/26	575	598
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/26	390	406
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/26	150	149
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/27	2,340	2,478
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/27	1,835	1,908
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/27	715	759
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	11/1/27	1,510	1,504
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/27	1,350	1,437
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/27	135	134
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/28	8,615	9,146
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/28	7,420	7,890
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/28	3,275	3,406
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	11/1/28	1,370	1,337
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	360	382
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/29	770	801
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/29	9,585	9,548
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/30	1,645	1,744
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	11/1/30	2,540	2,451
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	12/15/30	1,285	1,239
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	9/1/31	70	67
Maryland Department of Transportation Fuel Sales Tax Revenue	2.125%	10/1/31	1,310	1,125
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/31	365	409
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	11/1/31	110	105
Maryland Department of Transportation Fuel Sales Tax Revenue	3.250%	5/1/32	590	581
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	9/1/32	5,000	4,765
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	10/1/32	3,715	3,775
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/32	15	17
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/33	3,665	3,474
Maryland Department of Transportation Fuel Sales Tax Revenue	3.500%	10/1/33	1,150	1,136
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/33	25	28
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/34	3,015	2,841
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/34	1,060	1,182
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/35	17,260	16,085
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/35	1,040	1,156
Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Morgan State University Project)	5.750%	7/1/53	1,000	1,074
Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Morgan State University Project)	6.000%	7/1/58	1,500	1,634
Maryland GO	5.000%	6/1/24	2,030	2,032
Maryland GO	4.000%	8/1/24	16,865	16,871
Maryland GO	5.000%	8/1/24	1,870	1,875
Maryland GO	5.000%	8/1/24	8,610	8,635
Maryland GO	5.000%	8/1/24	8,980	9,005
Maryland GO	5.000%	8/1/24	14,105	14,144
Maryland GO	5.000%	8/1/24	85	85
Maryland GO	5.000%	3/15/25	1,770	1,793
Maryland GO	5.000%	3/15/25	135	137
Maryland GO	5.000%	3/15/25	25	25
64

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Maryland GO	4.000%	6/1/25	5,455	5,455
Maryland GO	5.000%	8/1/25	20,265	20,662
Maryland GO	5.000%	8/1/25	200	204
Maryland GO	5.000%	8/1/25	3,000	3,059
Maryland GO	5.000%	3/15/26	1,745	1,799
Maryland GO	5.000%	3/15/26	2,900	2,990
Maryland GO	5.000%	3/15/26	2,120	2,186
Maryland GO	5.000%	6/1/26	1,425	1,427
Maryland GO	3.000%	8/1/26	5,235	5,175
Maryland GO	4.000%	8/1/26	1,100	1,097
Maryland GO	4.000%	8/1/26	10	10
Maryland GO	5.000%	8/1/26	9,075	9,426
Maryland GO	5.000%	8/1/26	1,525	1,584
Maryland GO	5.000%	8/1/26	255	265
Maryland GO	5.000%	8/1/26	1,660	1,724
Maryland GO	5.000%	3/15/27	170	179
Maryland GO	5.000%	3/15/27	2,240	2,356
Maryland GO	4.000%	6/1/27	6,210	6,188
Maryland GO	5.000%	6/1/27	1,240	1,310
Maryland GO	3.000%	8/1/27	145	143
Maryland GO	4.000%	8/1/27	1,110	1,106
Maryland GO	5.000%	8/1/27	3,510	3,721
Maryland GO	5.000%	8/1/27	4,955	5,253
Maryland GO	5.000%	8/1/27	2,215	2,348
Maryland GO	5.000%	8/1/27	50	53
Maryland GO	5.000%	8/1/27	1,620	1,717
Maryland GO	4.000%	3/1/28	9,500	9,852
Maryland GO	5.000%	3/1/28	14,365	15,403
Maryland GO	5.000%	3/15/28	2,915	3,070
Maryland GO	5.000%	3/15/28	5,215	5,596
Maryland GO	5.000%	3/15/28	2,155	2,313
Maryland GO	5.000%	3/15/28	540	579
Maryland GO	5.000%	6/1/28	1,410	1,520
Maryland GO	4.000%	8/1/28	50	52
Maryland GO	5.000%	8/1/28	5,340	5,773
Maryland GO	5.000%	8/1/28	9,470	10,239
Maryland GO	5.000%	8/1/28	5,525	5,973
Maryland GO	5.000%	8/1/28	4,585	4,957
Maryland GO	5.000%	8/1/28	3,825	4,058
Maryland GO	5.000%	3/1/29	115	126
Maryland GO	5.000%	3/15/29	120	129
Maryland GO	5.000%	3/15/29	200	211
Maryland GO	5.000%	3/15/29	2,565	2,807
Maryland GO	5.000%	3/15/29	120	131
Maryland GO	4.000%	8/1/29	4,000	4,218
Maryland GO	5.000%	8/1/29	2,140	2,358
Maryland GO	5.000%	8/1/29	4,170	4,595
Maryland GO	5.000%	8/1/29	110	119
Maryland GO	5.000%	8/1/29	2,685	2,852
Maryland GO	5.000%	8/1/29	70	77
Maryland GO	3.000%	3/1/30	275	267
Maryland GO	4.000%	3/15/30	675	690
Maryland GO	5.000%	3/15/30	45	49
Maryland GO	5.000%	3/15/30	360	401
Maryland GO	5.000%	3/15/30	65	72
Maryland GO	4.000%	6/1/30	20,020	19,978
Maryland GO	5.000%	6/1/30	195	218
Maryland GO	3.250%	8/1/30	100	98
Maryland GO	5.000%	8/1/30	435	479
Maryland GO	5.000%	8/1/30	3,925	4,403
Maryland GO	5.000%	8/1/30	2,985	3,348
Maryland GO	5.000%	8/1/30	575	622
Maryland GO	5.000%	3/1/31	3,945	4,467
Maryland GO	5.000%	3/15/31	2,470	2,700
Maryland GO	5.000%	3/15/31	1,100	1,225
Maryland GO	5.000%	3/15/31	100	105
Maryland GO	5.000%	3/15/31	135	153
65

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Maryland GO	3.000%	6/1/31	45	43
Maryland GO	5.000%	6/1/31	16,485	18,737
Maryland GO	3.000%	8/1/31	15	14
Maryland GO	5.000%	8/1/31	2,030	2,232
Maryland GO	5.000%	8/1/31	4,705	5,080
Maryland GO	5.000%	8/1/31	180	202
Maryland GO	5.000%	3/1/32	560	633
Maryland GO	3.250%	3/15/32	15	15
Maryland GO	5.000%	3/15/32	20	22
Maryland GO	5.000%	3/15/32	6,000	6,894
Maryland GO	5.000%	3/15/32	60	66
Maryland GO	5.000%	6/1/32	20	23
Maryland GO	2.000%	8/1/32	25	21
Maryland GO	4.000%	8/1/32	7,000	7,206
Maryland GO	5.000%	8/1/32	465	521
Maryland GO	5.000%	8/1/32	1,095	1,246
Maryland GO	5.000%	3/1/33	15	17
Maryland GO	3.125%	3/15/33	1,050	1,020
Maryland GO	4.000%	3/15/33	50	52
Maryland GO	5.000%	3/15/33	305	340
Maryland GO	5.000%	6/1/33	535	616
Maryland GO	4.000%	8/1/33	255	262
Maryland GO	5.000%	8/1/33	2,510	2,854
Maryland GO	5.000%	8/1/33	465	521
Maryland GO	5.000%	3/1/34	25	28
Maryland GO	5.000%	3/15/34	25	29
Maryland GO	5.000%	6/1/34	24,310	27,970
Maryland GO	5.000%	8/1/34	2,015	2,255
Maryland GO	5.000%	3/1/35	335	378
Maryland GO	5.000%	3/15/35	15	17
Maryland GO	5.000%	6/1/35	15,000	17,219
Maryland GO	5.000%	3/1/36	105	118
Maryland GO	5.000%	6/1/36	320	365
Maryland GO	5.000%	6/1/37	60	68
Maryland Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/38	5,000	5,000
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	3,330	3,333
Maryland Stadium Authority Appropriations Revenue	0.000%	5/1/51	18,365	4,639
Maryland Stadium Authority Appropriations Revenue	0.000%	5/1/52	1,365	326
Maryland Stadium Authority Appropriations Revenue	0.000%	5/1/53	970	219
Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/47	12,875	12,126
Maryland Stadium Authority Built to Learn Appropriations Revenue	2.750%	6/1/51	5,500	3,633
Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/52	4,020	3,671
Maryland Stadium Authority Lottery Revenue	5.000%	5/1/42	1,070	1,109
Maryland Stadium Authority Lottery Revenue	5.000%	5/1/47	7,200	7,401
Maryland Stadium Authority Lottery Revenue	5.000%	5/1/50	9,500	10,283
Maryland Stadium Authority Lottery Revenue, Prere.	5.000%	5/1/26	2,650	2,736
Maryland Stadium Authority Lottery Revenue, Prere.	5.000%	5/1/26	1,005	1,038
Maryland Stadium Authority Lottery Revenue, Prere.	5.000%	5/1/28	600	642
Maryland State Transportation Authority Highway Revenue	2.500%	7/1/47	8,145	5,409
Maryland State Transportation Authority Highway Revenue	3.000%	7/1/47	20	15
Maryland State Transportation Authority Highway Revenue	5.000%	7/1/51	10,530	11,038
Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/39	5,500	6,211
Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/40	2,150	2,404
Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/41	4,000	4,452
Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/42	5,000	5,541
Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/43	2,500	2,757
Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	4.000%	7/1/45	10,750	10,425
Maryland Water Infrastructure Financing Administration Bay Restoration Fund Sewer Revenue	2.800%	3/1/26	1,660	1,607
Montgomery County MD GO	5.000%	11/1/24	175	176
Montgomery County MD GO	5.000%	10/1/25	4,825	4,933
Montgomery County MD GO	5.000%	11/1/25	1,530	1,539
Montgomery County MD GO	5.000%	11/1/26	170	171
Montgomery County MD GO	5.000%	10/1/27	1,900	2,021
Montgomery County MD GO	3.000%	11/1/38	10,000	8,741
Montgomery County MD GO, Prere.	5.000%	11/1/24	755	760
Montgomery County MD GO, Prere.	5.000%	11/1/24	115	116
Montgomery County MD GO, Prere.	5.000%	11/1/24	75	76
66

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Montgomery County MD GO, Prere.	5.000%	11/1/24	1,110	1,118
	Prince George's County MD GO	5.000%	7/15/24	1,000	1,002
	Prince George's County MD GO	5.000%	7/15/27	120	127
	Prince George's County MD GO	5.000%	7/15/28	160	173
	Prince George's County MD GO	3.000%	9/15/28	50	49
	Prince George's County MD GO	3.000%	9/15/29	25	24
	Prince George's County MD GO	4.000%	7/15/30	3,000	3,101
	Prince George's County MD GO	5.000%	7/15/31	145	156
	Prince George's County MD GO	3.000%	7/15/35	1,620	1,517
	Prince George's County MD GO	3.000%	7/15/36	1,980	1,817
	Prince George's County MD GO	5.000%	7/15/36	1,725	1,844
	Prince George's County MD GO	5.000%	7/1/38	4,280	4,802
	Washington Suburban Sanitary Commission Water Revenue	3.000%	6/15/36	100	93
	Washington Suburban Sanitary Commission Water Revenue	2.125%	6/1/37	10,740	8,208
	Washington Suburban Sanitary Commission Water Revenue	3.125%	6/15/37	105	96
	Washington Suburban Sanitary Commission Water Revenue	2.125%	6/1/38	10,970	8,145
					645,643
Massachusetts (4.2%)
	Andover MA GO	2.000%	9/15/38	1,095	807
	Attleboro MA GO	2.625%	10/15/50	3,330	2,204
	Braintree MA GO	1.750%	10/15/32	1,755	1,417
	Braintree MA GO	1.750%	10/15/33	1,600	1,255
	Braintree MA GO	1.750%	10/15/34	1,600	1,232
	Braintree MA GO	2.000%	10/15/36	2,160	1,672
	Braintree MA GO	2.125%	10/15/37	2,205	1,684
	Braintree MA GO	2.125%	10/15/38	2,250	1,674
	Braintree MA GO	2.125%	10/15/39	2,300	1,678
	Braintree MA GO	2.125%	10/15/40	2,350	1,669
	Brockton MA GO	4.000%	8/1/47	4,195	4,063
	Brookline MA GO	1.625%	2/15/33	2,250	1,808
	Brookline MA GO	1.625%	2/15/34	5,000	3,943
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue	5.000%	6/15/26	1,055	1,072
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/24	8,035	8,045
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/25	1,650	1,653
	Commonwealth of Massachusetts GO	5.000%	7/1/24	50	50
	Commonwealth of Massachusetts GO	5.000%	7/1/24	8,950	8,967
	Commonwealth of Massachusetts GO	5.000%	8/1/24	20,000	20,059
[6]	Commonwealth of Massachusetts GO	5.250%	9/1/24	425	427
	Commonwealth of Massachusetts GO	5.000%	10/1/24	125	126
	Commonwealth of Massachusetts GO	5.000%	11/1/24	335	337
	Commonwealth of Massachusetts GO	5.000%	11/1/24	15,000	15,101
	Commonwealth of Massachusetts GO	5.000%	12/1/24	5,030	5,070
[9]	Commonwealth of Massachusetts GO	5.500%	12/1/24	5	5
	Commonwealth of Massachusetts GO	5.000%	1/1/25	8,035	8,110
	Commonwealth of Massachusetts GO	4.000%	5/1/25	1,000	1,000
	Commonwealth of Massachusetts GO	5.000%	5/1/25	5,750	5,838
	Commonwealth of Massachusetts GO	5.000%	7/1/25	13,770	14,020
	Commonwealth of Massachusetts GO	5.000%	7/1/25	3,835	3,905
	Commonwealth of Massachusetts GO	5.000%	7/1/25	4,120	4,195
	Commonwealth of Massachusetts GO	5.000%	8/1/25	3,250	3,314
	Commonwealth of Massachusetts GO	5.000%	9/1/25	1,565	1,598
	Commonwealth of Massachusetts GO	5.000%	9/1/25	1,690	1,726
[6]	Commonwealth of Massachusetts GO	5.250%	9/1/25	1,830	1,875
	Commonwealth of Massachusetts GO	5.000%	10/1/25	265	271
	Commonwealth of Massachusetts GO	5.000%	10/1/25	5,000	5,113
[9]	Commonwealth of Massachusetts GO	5.000%	11/1/25	25	26
	Commonwealth of Massachusetts GO	5.000%	11/1/25	790	809
	Commonwealth of Massachusetts GO	5.000%	1/1/26	410	421
	Commonwealth of Massachusetts GO	5.000%	3/1/26	55	57
	Commonwealth of Massachusetts GO	5.000%	5/1/26	1,695	1,751
	Commonwealth of Massachusetts GO	5.000%	7/1/26	7,725	8,005
	Commonwealth of Massachusetts GO	5.000%	7/1/26	4,295	4,451
	Commonwealth of Massachusetts GO	5.000%	7/1/26	890	922
	Commonwealth of Massachusetts GO	5.000%	7/1/26	145	150
	Commonwealth of Massachusetts GO	5.000%	7/1/26	155	161
	Commonwealth of Massachusetts GO	5.000%	9/1/26	2,000	2,079
	Commonwealth of Massachusetts GO	5.000%	10/1/26	1,420	1,479
67

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Massachusetts GO	5.000%	11/1/26	50	52
	Commonwealth of Massachusetts GO	5.000%	11/1/26	1,335	1,392
	Commonwealth of Massachusetts GO	5.000%	12/1/26	8,785	9,178
	Commonwealth of Massachusetts GO	5.000%	1/1/27	1,385	1,449
	Commonwealth of Massachusetts GO	5.000%	1/1/27	4,480	4,688
	Commonwealth of Massachusetts GO	5.000%	5/1/27	570	601
	Commonwealth of Massachusetts GO	5.000%	7/1/27	2,035	2,151
	Commonwealth of Massachusetts GO	5.000%	7/1/27	450	466
	Commonwealth of Massachusetts GO	5.000%	7/1/27	2,030	2,146
	Commonwealth of Massachusetts GO	5.000%	7/1/27	3,440	3,637
	Commonwealth of Massachusetts GO	5.000%	7/1/27	1,525	1,612
	Commonwealth of Massachusetts GO	5.000%	9/1/27	1,285	1,363
	Commonwealth of Massachusetts GO	5.000%	10/1/27	15	16
	Commonwealth of Massachusetts GO	5.000%	11/1/27	225	239
	Commonwealth of Massachusetts GO	3.000%	12/1/27	3,885	3,819
	Commonwealth of Massachusetts GO	5.000%	1/1/28	1,675	1,789
	Commonwealth of Massachusetts GO	5.000%	3/1/28	7,105	7,615
	Commonwealth of Massachusetts GO	5.000%	5/1/28	440	473
	Commonwealth of Massachusetts GO	3.000%	7/1/28	45	44
	Commonwealth of Massachusetts GO	3.250%	7/1/28	5	5
	Commonwealth of Massachusetts GO	5.000%	7/1/28	4,225	4,383
	Commonwealth of Massachusetts GO	5.000%	7/1/28	6,850	7,391
	Commonwealth of Massachusetts GO	5.000%	7/1/28	2,175	2,347
	Commonwealth of Massachusetts GO	5.000%	7/1/28	1,000	1,016
	Commonwealth of Massachusetts GO	5.000%	9/1/28	2,750	2,976
	Commonwealth of Massachusetts GO	5.000%	9/1/28	25	27
	Commonwealth of Massachusetts GO	5.000%	11/1/28	2,000	2,172
	Commonwealth of Massachusetts GO	5.000%	11/1/28	1,105	1,200
	Commonwealth of Massachusetts GO	5.000%	1/1/29	1,810	1,934
	Commonwealth of Massachusetts GO	5.000%	3/1/29	5,485	5,991
	Commonwealth of Massachusetts GO	5.000%	5/1/29	390	427
	Commonwealth of Massachusetts GO	5.000%	7/1/29	225	229
	Commonwealth of Massachusetts GO	5.000%	7/1/29	4,765	4,945
	Commonwealth of Massachusetts GO	5.000%	7/1/29	2,925	3,215
	Commonwealth of Massachusetts GO	5.000%	7/1/29	350	385
	Commonwealth of Massachusetts GO	5.000%	9/1/29	115	127
	Commonwealth of Massachusetts GO	5.000%	9/1/29	120	132
	Commonwealth of Massachusetts GO	5.000%	10/1/29	1,190	1,314
	Commonwealth of Massachusetts GO	5.000%	1/1/30	10	11
	Commonwealth of Massachusetts GO	5.000%	1/1/30	365	397
	Commonwealth of Massachusetts GO	5.000%	5/1/30	1,350	1,506
	Commonwealth of Massachusetts GO	5.000%	7/1/30	4,550	4,621
	Commonwealth of Massachusetts GO	5.000%	7/1/30	3,900	4,364
	Commonwealth of Massachusetts GO	5.000%	7/1/30	1,680	1,880
[9]	Commonwealth of Massachusetts GO	5.500%	8/1/30	10,765	12,240
	Commonwealth of Massachusetts GO	5.000%	9/1/30	40	45
	Commonwealth of Massachusetts GO	5.000%	9/1/30	170	187
	Commonwealth of Massachusetts GO	5.000%	10/1/30	8,975	10,082
	Commonwealth of Massachusetts GO	5.000%	11/1/30	125	141
	Commonwealth of Massachusetts GO	5.000%	1/1/31	225	245
	Commonwealth of Massachusetts GO	5.000%	1/1/31	85	91
	Commonwealth of Massachusetts GO	5.000%	2/1/31	80	90
	Commonwealth of Massachusetts GO	5.000%	5/1/31	2,015	2,282
	Commonwealth of Massachusetts GO	5.000%	7/1/31	7,320	7,590
	Commonwealth of Massachusetts GO	5.000%	7/1/31	5,060	5,247
	Commonwealth of Massachusetts GO	5.000%	7/1/31	1,215	1,356
	Commonwealth of Massachusetts GO	5.000%	9/1/31	60	68
	Commonwealth of Massachusetts GO	5.000%	10/1/31	2,450	2,791
	Commonwealth of Massachusetts GO	5.000%	11/1/31	1,920	2,037
	Commonwealth of Massachusetts GO	5.000%	11/1/31	55	62
	Commonwealth of Massachusetts GO	5.000%	1/1/32	75	81
	Commonwealth of Massachusetts GO	5.000%	2/1/32	1,265	1,448
	Commonwealth of Massachusetts GO	5.000%	5/1/32	3,000	3,446
	Commonwealth of Massachusetts GO	5.000%	7/1/32	350	390
	Commonwealth of Massachusetts GO	5.000%	7/1/32	15	16
	Commonwealth of Massachusetts GO	4.000%	9/1/32	70	71
	Commonwealth of Massachusetts GO	5.000%	10/1/32	205	237
68

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Commonwealth of Massachusetts GO	4.000%	11/1/32	6,135	6,276
Commonwealth of Massachusetts GO	5.000%	11/1/32	10	12
Commonwealth of Massachusetts GO	5.000%	1/1/33	100	107
Commonwealth of Massachusetts GO	5.250%	1/1/33	35	38
Commonwealth of Massachusetts GO	5.000%	2/1/33	10,020	11,456
Commonwealth of Massachusetts GO	5.000%	2/1/33	1,265	1,326
Commonwealth of Massachusetts GO	4.000%	4/1/33	1,140	1,142
Commonwealth of Massachusetts GO	5.000%	5/1/33	2,495	2,495
Commonwealth of Massachusetts GO	5.000%	5/1/33	2,000	2,327
Commonwealth of Massachusetts GO	5.000%	5/1/33	65	76
Commonwealth of Massachusetts GO	4.000%	7/1/33	25	25
Commonwealth of Massachusetts GO	5.000%	7/1/33	6,765	6,870
Commonwealth of Massachusetts GO	5.000%	7/1/33	6,865	7,116
Commonwealth of Massachusetts GO	4.000%	9/1/33	7,645	7,738
Commonwealth of Massachusetts GO	5.000%	10/1/33	2,460	2,839
Commonwealth of Massachusetts GO	5.000%	10/1/33	1,515	1,772
Commonwealth of Massachusetts GO	3.000%	11/1/33	495	464
Commonwealth of Massachusetts GO	5.000%	11/1/33	45	50
Commonwealth of Massachusetts GO	5.000%	11/1/33	65	76
Commonwealth of Massachusetts GO	5.000%	1/1/34	1,000	1,068
Commonwealth of Massachusetts GO	5.250%	1/1/34	50	55
Commonwealth of Massachusetts GO	4.000%	2/1/34	45	48
Commonwealth of Massachusetts GO	5.000%	2/1/34	95	100
Commonwealth of Massachusetts GO	2.000%	3/1/34	200	167
Commonwealth of Massachusetts GO	5.000%	5/1/34	3,250	3,780
Commonwealth of Massachusetts GO	4.500%	7/1/34	265	267
Commonwealth of Massachusetts GO	3.000%	9/1/34	120	112
Commonwealth of Massachusetts GO	5.000%	1/1/35	40	43
Commonwealth of Massachusetts GO	5.000%	1/1/35	10	11
Commonwealth of Massachusetts GO	5.000%	1/1/35	8,500	9,959
Commonwealth of Massachusetts GO	5.000%	2/1/35	4,430	4,641
Commonwealth of Massachusetts GO	3.000%	3/1/35	95	89
Commonwealth of Massachusetts GO	4.000%	4/1/35	1,845	1,847
Commonwealth of Massachusetts GO	5.000%	5/1/35	1,000	1,161
Commonwealth of Massachusetts GO	3.000%	7/1/35	160	149
Commonwealth of Massachusetts GO	5.000%	7/1/35	5,045	5,121
Commonwealth of Massachusetts GO	3.000%	9/1/35	100	93
Commonwealth of Massachusetts GO	4.000%	9/1/35	1,205	1,215
Commonwealth of Massachusetts GO	5.000%	10/1/35	10,000	11,635
Commonwealth of Massachusetts GO	3.000%	11/1/35	7,330	6,735
Commonwealth of Massachusetts GO	4.000%	11/1/35	25	26
Commonwealth of Massachusetts GO	5.000%	12/1/35	145	151
Commonwealth of Massachusetts GO	5.000%	1/1/36	960	1,037
Commonwealth of Massachusetts GO	5.000%	1/1/36	100	106
Commonwealth of Massachusetts GO	4.000%	2/1/36	60	63
Commonwealth of Massachusetts GO	5.000%	2/1/36	5,315	5,557
Commonwealth of Massachusetts GO	3.000%	3/1/36	140	129
Commonwealth of Massachusetts GO	5.000%	4/1/36	3,000	3,143
Commonwealth of Massachusetts GO	5.000%	5/1/36	1,500	1,729
Commonwealth of Massachusetts GO	5.000%	7/1/36	3,050	3,092
Commonwealth of Massachusetts GO	5.000%	7/1/36	55	61
Commonwealth of Massachusetts GO	4.000%	9/1/36	230	231
Commonwealth of Massachusetts GO	4.000%	9/1/36	635	633
Commonwealth of Massachusetts GO	5.000%	10/1/36	1,500	1,730
Commonwealth of Massachusetts GO	4.000%	11/1/36	25	26
Commonwealth of Massachusetts GO	5.000%	1/1/37	85	90
Commonwealth of Massachusetts GO	4.000%	9/1/37	450	445
Commonwealth of Massachusetts GO	4.000%	9/1/37	185	183
Commonwealth of Massachusetts GO	5.000%	9/1/37	15	16
Commonwealth of Massachusetts GO	4.000%	11/1/37	3,680	3,772
Commonwealth of Massachusetts GO	5.000%	12/1/37	2,955	3,056
Commonwealth of Massachusetts GO	4.000%	4/1/38	50	49
Commonwealth of Massachusetts GO	5.000%	5/1/38	1,000	1,129
Commonwealth of Massachusetts GO	3.250%	9/1/38	1,355	1,222
Commonwealth of Massachusetts GO	3.000%	11/1/38	9,060	7,840
Commonwealth of Massachusetts GO	5.000%	11/1/38	9,500	9,942
Commonwealth of Massachusetts GO	5.000%	12/1/38	820	846
69

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Commonwealth of Massachusetts GO	5.000%	1/1/39	10	10
Commonwealth of Massachusetts GO	3.250%	2/1/39	690	618
Commonwealth of Massachusetts GO	5.000%	5/1/39	4,420	4,715
Commonwealth of Massachusetts GO	3.000%	7/1/39	2,865	2,448
Commonwealth of Massachusetts GO	5.000%	8/1/39	5,200	5,851
Commonwealth of Massachusetts GO	3.000%	9/1/39	150	128
Commonwealth of Massachusetts GO	4.000%	9/1/39	7,115	7,026
Commonwealth of Massachusetts GO	5.000%	10/1/39	20	22
Commonwealth of Massachusetts GO	3.000%	11/1/39	4,330	3,691
Commonwealth of Massachusetts GO	4.000%	12/1/39	1,000	987
Commonwealth of Massachusetts GO	3.500%	2/1/40	300	273
Commonwealth of Massachusetts GO	4.000%	2/1/40	7,000	7,023
Commonwealth of Massachusetts GO	4.000%	5/1/40	4,500	4,442
Commonwealth of Massachusetts GO	5.000%	7/1/40	7,730	7,802
Commonwealth of Massachusetts GO	5.000%	7/1/40	145	156
Commonwealth of Massachusetts GO	3.250%	9/1/40	535	469
Commonwealth of Massachusetts GO	3.000%	11/1/40	500	417
Commonwealth of Massachusetts GO	4.000%	11/1/40	15	15
Commonwealth of Massachusetts GO	5.000%	1/1/41	15,000	15,646
Commonwealth of Massachusetts GO	3.000%	2/1/41	1,000	824
Commonwealth of Massachusetts GO	4.000%	2/1/41	125	123
Commonwealth of Massachusetts GO	3.000%	4/1/41	1,310	1,081
Commonwealth of Massachusetts GO	5.000%	5/1/41	1,200	1,326
Commonwealth of Massachusetts GO	5.000%	5/1/41	1,150	1,271
Commonwealth of Massachusetts GO	5.000%	7/1/41	1,725	1,849
Commonwealth of Massachusetts GO	5.000%	10/1/41	20	22
Commonwealth of Massachusetts GO	4.000%	11/1/41	2,230	2,208
Commonwealth of Massachusetts GO	5.000%	11/1/41	1,950	2,029
Commonwealth of Massachusetts GO	5.000%	11/1/41	10,000	11,149
Commonwealth of Massachusetts GO	4.000%	2/1/42	2,630	2,580
Commonwealth of Massachusetts GO	4.000%	2/1/42	4,275	4,235
Commonwealth of Massachusetts GO	4.000%	4/1/42	85	83
Commonwealth of Massachusetts GO	5.000%	4/1/42	8,650	8,930
Commonwealth of Massachusetts GO	5.000%	5/1/42	10,000	10,559
Commonwealth of Massachusetts GO	5.000%	5/1/42	2,800	3,071
Commonwealth of Massachusetts GO	4.000%	9/1/42	5,670	5,559
Commonwealth of Massachusetts GO	5.000%	11/1/42	9,950	11,020
Commonwealth of Massachusetts GO	2.500%	3/1/43	1,720	1,258
Commonwealth of Massachusetts GO	5.000%	3/1/43	5,000	5,495
Commonwealth of Massachusetts GO	5.000%	5/1/43	1,500	1,580
Commonwealth of Massachusetts GO	5.000%	5/1/43	2,250	2,457
Commonwealth of Massachusetts GO	5.000%	5/1/43	3,305	3,609
Commonwealth of Massachusetts GO	5.250%	9/1/43	30	32
Commonwealth of Massachusetts GO	5.000%	11/1/43	17,000	18,708
Commonwealth of Massachusetts GO	5.000%	1/1/44	3,000	3,110
Commonwealth of Massachusetts GO	4.000%	2/1/44	25	24
Commonwealth of Massachusetts GO	5.000%	3/1/44	3,500	3,831
Commonwealth of Massachusetts GO	3.000%	4/1/44	10,220	8,086
Commonwealth of Massachusetts GO	5.000%	11/1/44	1,445	1,496
Commonwealth of Massachusetts GO	4.000%	12/1/44	7,000	6,805
Commonwealth of Massachusetts GO	4.000%	5/1/45	10,335	10,037
Commonwealth of Massachusetts GO	5.000%	7/1/45	2,520	2,536
Commonwealth of Massachusetts GO	5.000%	7/1/45	11,240	11,931
Commonwealth of Massachusetts GO	5.000%	11/1/45	855	884
Commonwealth of Massachusetts GO	5.000%	11/1/45	5,000	5,403
Commonwealth of Massachusetts GO	4.000%	12/1/45	290	281
Commonwealth of Massachusetts GO	5.000%	1/1/46	10,000	10,338
Commonwealth of Massachusetts GO	4.000%	2/1/46	1,765	1,703
Commonwealth of Massachusetts GO	4.000%	4/1/46	2,265	2,185
Commonwealth of Massachusetts GO	5.000%	5/1/46	2,250	2,352
Commonwealth of Massachusetts GO	2.375%	9/1/46	170	114
Commonwealth of Massachusetts GO	3.000%	9/1/46	5,255	4,036
Commonwealth of Massachusetts GO	4.000%	12/1/46	30	29
Commonwealth of Massachusetts GO	3.000%	3/1/47	11,885	9,064
Commonwealth of Massachusetts GO	3.000%	4/1/47	2,165	1,650
Commonwealth of Massachusetts GO	5.000%	4/1/47	1,065	1,093
Commonwealth of Massachusetts GO	5.000%	4/1/47	13,435	13,784
70

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Massachusetts GO	5.250%	4/1/47	4,350	4,505
	Commonwealth of Massachusetts GO	5.250%	10/1/47	40	44
	Commonwealth of Massachusetts GO	5.000%	1/1/48	9,420	9,711
	Commonwealth of Massachusetts GO	3.000%	3/1/48	11,605	8,742
	Commonwealth of Massachusetts GO	3.000%	4/1/48	10,000	7,530
	Commonwealth of Massachusetts GO	4.000%	5/1/48	7,500	7,131
	Commonwealth of Massachusetts GO	5.000%	5/1/48	1,000	1,073
	Commonwealth of Massachusetts GO	3.000%	7/1/48	50	38
	Commonwealth of Massachusetts GO	5.000%	7/1/48	4,575	4,809
	Commonwealth of Massachusetts GO	5.000%	9/1/48	10,000	10,596
	Commonwealth of Massachusetts GO	5.000%	11/1/48	30	32
	Commonwealth of Massachusetts GO	5.000%	1/1/49	7,090	7,357
	Commonwealth of Massachusetts GO	5.000%	1/1/49	25,630	27,490
	Commonwealth of Massachusetts GO	3.000%	3/1/49	200	149
	Commonwealth of Massachusetts GO	3.000%	4/1/49	4,000	2,978
	Commonwealth of Massachusetts GO	5.000%	5/1/49	1,250	1,300
	Commonwealth of Massachusetts GO	5.000%	11/1/49	60	64
	Commonwealth of Massachusetts GO	2.750%	3/1/50	11,570	8,051
	Commonwealth of Massachusetts GO	2.000%	4/1/50	21,600	12,465
	Commonwealth of Massachusetts GO	5.000%	10/1/50	5,000	5,351
	Commonwealth of Massachusetts GO	5.000%	11/1/50	22,000	23,078
	Commonwealth of Massachusetts GO	2.125%	4/1/51	8,000	4,697
	Commonwealth of Massachusetts GO	5.000%	10/1/51	6,000	6,412
	Commonwealth of Massachusetts GO	5.000%	10/1/52	9,875	10,478
	Commonwealth of Massachusetts GO	5.000%	10/1/52	10,000	10,670
	Commonwealth of Massachusetts GO	5.000%	11/1/52	1,140	1,210
	Commonwealth of Massachusetts GO	5.000%	5/1/53	27,200	28,914
	Commonwealth of Massachusetts GO	5.000%	1/1/54	15,150	16,137
[8]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/25	145	147
[8]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/27	145	153
[8]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/29	115	127
[8]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/30	350	395
[8]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/34	18,140	20,655
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/25	270	274
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/26	305	316
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/41	1,750	1,792
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/41	4,780	5,189
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/46	10,000	9,508
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/47	6,985	7,170
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/50	10,000	9,394
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/50	10,000	10,553
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/51	10,185	10,627
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/29	5,955	6,055
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/31	3,005	3,057
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/32	7,375	7,502
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	4.000%	6/1/45	5,485	5,252
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/45	6,190	6,242
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/53	8,925	9,505
	Easton MA GO	2.500%	10/15/46	3,000	2,056
	Gloucester MA GO	2.250%	9/15/46	300	194
	Hingham MA GO	2.375%	2/15/50	2,500	1,590
	Lowell MA GO	3.000%	9/1/34	1,000	936
	Lowell MA GO	2.250%	9/1/49	1,670	1,020
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	5.250%	7/1/31	10	12
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	3.125%	7/1/41	15	13
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	5.000%	7/1/52	9,000	9,529
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/24	210	210
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	775	789
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/26	13,140	13,650
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/27	360	382
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/28	3,040	3,295
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/28	170	186
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/29	4,135	3,380
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/29	135	151
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/30	170	194
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/31	50	57
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/32	515	371
71

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/32	45	53
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/35	1,015	1,018
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/35	15	17
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/36	165	172
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/37	5	5
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/38	135	138
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/39	25	25
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/40	50	50
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	2,970	3,010
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/44	4,000	4,003
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	5,000	5,184
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/48	150	165
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/50	12,215	12,578
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/51	12,000	11,346
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/53	3,660	3,436
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/53	15,715	17,104
	Massachusetts Clean Water Trust Miscellaneous Revenue	5.000%	8/1/24	1,085	1,088
	Massachusetts Clean Water Trust Miscellaneous Revenue	5.000%	8/1/26	40	42
[8]	Massachusetts Department of Transportation Highway Revenue	0.000%	1/1/28	75	66
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/24	150	150
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/25	5	5
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/25	1,000	1,025
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/26	185	192
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/26	5,355	5,578
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/27	70	73
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/27	165	176
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/28	355	368
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/28	140	152
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	500	518
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/15/29	1,020	1,037
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/29	1,000	1,107
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	780	795
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/30	60	68
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/32	980	998
	Massachusetts Development Finance Agency College & University Revenue	5.000%	11/15/32	590	688
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/33	15,000	17,531
	Massachusetts Development Finance Agency College & University Revenue	5.000%	2/15/34	15,000	17,759
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/34	1,060	1,077
	Massachusetts Development Finance Agency College & University Revenue	4.000%	2/15/36	7,900	8,632
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/15/36	11,060	11,176
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/36	1,360	1,621
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/38	20	22
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	180	166
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/39	20	22
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/40	5,315	6,273
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/40	10	11
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/41	1,075	1,077
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/42	2,890	2,834
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/43	6,925	6,927
	Massachusetts Development Finance Agency College & University Revenue	5.000%	3/1/44	6,225	5,951
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/44	285	311
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/46	850	816
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/46	30	25
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/46	2,105	2,057
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/47	10,000	9,874
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/48	3,000	2,881
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/48	2,105	2,252
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/50	2,760	2,269
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/50	5,260	5,950
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/55	11,500	12,912
	Massachusetts Development Finance Agency College & University Revenue (Suffolk University Project)	4.000%	7/1/51	6,695	5,531
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/31	290	295
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/48	1,185	1,137
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.500%	6/1/35	65	78
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/44	5,000	5,263
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/45	225	227
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/25	1,300	1,326
72

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/27	65	66
	Massachusetts School Building Authority Sales Tax Revenue	3.050%	8/15/28	1,195	1,163
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/31	1,880	1,918
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/33	160	167
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/34	125	130
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	11/15/35	4,775	4,805
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	8/15/36	50	50
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/37	10,000	10,165
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/37	13,815	14,043
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/39	15	15
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	2/15/43	5,500	5,341
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	1/15/45	1,440	1,380
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/45	80	85
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	11/15/46	5	5
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/46	2,495	2,546
	Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/50	3,170	2,326
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/50	50	52
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/25	1,450	1,477
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	2/15/26	20,640	21,261
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/26	3,920	4,033
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/27	3,625	3,796
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/28	30	32
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/29	160	175
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/30	240	261
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/31	105	114
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/32	195	211
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/33	510	552
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/34	140	151
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/35	20	22
[6]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/24	1,900	1,907
[6]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/25	255	261
[6]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/26	105	110
[6]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/27	225	241
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/28	1,780	1,854
[6]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/28	15	16
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/29	1,905	1,983
[6]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/29	2,715	3,043
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/30	2,110	2,198
[6]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/30	250	286
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/31	2,000	2,125
[6]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/31	80	93
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/32	975	1,035
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/33	10	12
[6]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/33	1,870	2,252
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/36	5,290	5,305
[6]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/36	40	49
[6]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/37	4,000	4,929
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/40	3,710	3,610
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/43	190	198
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/26	395	410
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/26	12,900	13,382
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/26	180	187
	Milford MA GO	2.000%	12/1/38	3,000	2,167
	Milford MA GO	2.000%	12/1/39	3,000	2,128
	Sutton MA GO	2.700%	6/1/30	1,625	1,522
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/24	1,000	1,007
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/25	5,250	5,378
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/26	30	31
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/33	85	93
	University of Massachusetts Building Authority College & University Revenue	4.000%	11/1/35	4,775	4,798
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/39	1,900	1,907
	University of Massachusetts Building Authority College & University Revenue	5.250%	11/1/42	2,190	2,298
	University of Massachusetts Building Authority College & University Revenue	4.000%	11/1/45	9,105	8,802
	University of Massachusetts Building Authority College & University Revenue	5.250%	11/1/47	18,000	18,717
	University of Massachusetts Building Authority College & University Revenue, Prere.	5.000%	11/1/24	130	131
	University of Massachusetts Building Authority College & University Revenue, Prere.	5.000%	11/1/24	25	25
	University of Massachusetts Building Authority College & University Revenue, Prere.	5.000%	11/1/24	30	30
73

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Worcester MA GO	2.000%	2/1/47	7,960	4,885
					1,469,036
Michigan (1.4%)
[6,12]	Detroit City School District GO	6.000%	5/1/29	6,075	6,459
[6,12]	Detroit City School District GO	5.250%	5/1/30	14,980	16,713
[6,12]	Detroit City School District GO	5.250%	5/1/32	285	321
[6]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/43	750	770
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/28	1,000	1,076
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/37	5,000	5,686
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/38	2,500	2,833
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/47	7,500	8,228
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/53	1,000	1,091
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/30	2,000	2,066
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/31	10,000	10,305
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/28	3,885	4,025
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/30	5	5
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	75	77
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/32	765	790
[6]	Great Lakes Water Authority Water Supply System Water Revenue	4.000%	7/1/33	1,000	1,009
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/33	640	661
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/33	5,175	5,368
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	2,505	2,576
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/36	20	20
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/37	1,000	1,135
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/46	19,745	20,028
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/48	2,000	2,234
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/53	2,160	2,351
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/28	865	868
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/40	14,275	14,320
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/43	7,160	7,175
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/44	15,560	16,366
	Lansing Board of Water & Light Multiple Utility Revenue	5.000%	7/1/54	7,000	7,464
	Lansing Board of Water & Light Multiple Utility Revenue	5.250%	7/1/54	3,000	3,260
	Lansing Community College GO	5.000%	5/1/44	3,000	3,112
	Lansing Community College GO	3.000%	5/1/49	1,720	1,253
[6]	Lansing MI GO	4.125%	6/1/48	3,000	2,890
[6]	Lansing MI GO	5.000%	6/1/48	3,000	3,147
	Michigan Appropriations Revenue GAN	5.000%	3/15/25	20	20
	Michigan Appropriations Revenue GAN	5.000%	3/15/26	25	26
	Michigan Appropriations Revenue GAN	5.000%	3/15/27	12,815	13,461
	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/50	3,000	2,712
[5]	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/55	3,635	3,289
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/43	8,890	9,207
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	4.000%	11/1/48	8,005	7,342
[5]	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	4.000%	11/1/48	2,995	2,770
	Michigan Finance Authority Intergovernmental Agreement Revenue (Local Government Loan Program)	4.500%	10/1/29	4,750	4,752
	Michigan Finance Authority Lease (Appropriation) Revenue, Prere.	5.000%	10/1/39	2,910	2,914
[6]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/25	425	426
[6]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/26	2,595	2,599
[6]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/27	7,150	7,162
[6]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/30	585	586
[6]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/32	115	115
	Michigan Finance Authority Sewer Revenue	5.000%	7/1/33	3,300	3,304
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/28	750	757
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/34	700	707
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/35	775	783
	Michigan Finance Authority Water Revenue	5.000%	10/1/27	2,560	2,653
	Michigan Finance Authority Water Revenue	5.000%	10/1/28	660	685
	Michigan Finance Authority Water Revenue	5.000%	10/1/29	6,245	6,487
[6]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/24	2,680	2,684
[6]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/25	400	401
[6]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/26	11,550	11,568
[6]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/27	3,600	3,606
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/29	50	50
74

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	255	255
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	1,985	2,005
	Michigan State Building Authority Appropriations Revenue	5.000%	10/15/27	60	64
	Michigan State Building Authority Appropriations Revenue	3.000%	10/15/45	11,600	9,197
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/30	400	414
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/32	5	5
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/33	680	703
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/41	40	41
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/51	7,500	7,607
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/27	90	91
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/28	950	966
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/28	2,800	3,029
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/29	4,625	4,700
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/30	160	163
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/31	430	437
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/32	6,180	6,285
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/33	5,645	5,742
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/34	8,000	8,137
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/38	10	10
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/45	350	353
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	4.000%	10/15/52	5,410	5,043
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program) TOB	5.000%	10/15/26	4,700	4,889
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program) TOB	4.000%	10/15/47	9,725	9,268
	Michigan State Building Authority Lease (Non-Terminable) Revenue (Facilities Program)	4.000%	10/15/46	6,970	6,701
	Michigan State Building Authority Lease (Non-Terminable) Revenue (Facilities Program)	3.000%	10/15/51	8,500	6,283
	Michigan State University College & University Revenue	4.000%	2/15/44	1,875	1,802
	Michigan State University College & University Revenue	5.000%	2/15/48	275	287
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/27	2,755	2,927
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/28	3,735	4,046
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/29	1,410	1,555
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/30	425	476
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/31	45	51
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/31	1,090	1,220
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/32	1,260	1,414
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/32	70	80
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/33	10	11
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/33	390	437
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/34	2,680	3,042
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/35	6,225	7,021
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/36	50	52
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/36	4,090	4,530
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/37	95	97
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/38	30	31
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/39	5,850	5,900
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/40	220	221
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/41	25	25
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/45	15,255	14,932
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/45	240	257
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/46	5,040	4,863
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/29	2,430	2,680
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/30	10	11
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/31	3,000	3,402
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/32	3,000	3,455
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/33	1,500	1,749
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/34	1,900	2,216
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/35	3,000	3,493
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/36	1,500	1,731
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/37	1,500	1,714
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/38	1,010	1,145
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/39	2,535	2,865
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/41	4,480	4,994
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/43	5,240	5,738
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.500%	11/15/44	2,005	2,265
[1]	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/46	16,060	17,325
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.500%	11/15/49	10,000	11,077
	Northern Michigan University College & University Revenue	4.000%	6/1/46	2,000	1,837
	Novi Community School District GO	4.000%	5/1/47	1,200	1,166
75

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oakland University College & University Revenue	5.000%	3/1/47	3,915	3,934
	University of Michigan College & University Revenue	5.000%	4/1/25	70	71
	University of Michigan College & University Revenue	5.000%	4/1/26	60	62
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/26	6,800	7,023
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/26	340	351
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/27	4,000	4,207
[12]	Walled Lake Consolidated School District GO	5.000%	5/1/50	3,550	3,699
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/40	4,500	4,546
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/45	5,000	5,032
[6]	Wayne County Airport Authority Port, Airport & Marina Revenue	5.250%	12/1/48	2,000	2,195
	Wayne State University College & University Revenue	5.000%	11/15/43	20	21
	Wayne State University College & University Revenue	4.000%	11/15/48	4,625	4,299
					488,716
Minnesota (0.4%)
	Metropolitan Council GAN GO	5.000%	12/1/24	375	378
	Metropolitan Council GAN GO	5.000%	12/1/25	15,740	16,118
	Metropolitan Council GAN GO	5.000%	12/1/26	4,340	4,538
	Metropolitan Council GAN GO	5.000%	12/1/27	10,000	10,674
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/25	11,665	11,772
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/26	790	810
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/28	450	470
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/29	65	68
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/30	205	214
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/31	105	110
	Minnesota (State Office Building Project) COP	5.000%	11/1/29	17,400	19,216
	Minnesota Appropriations Revenue	5.000%	3/1/27	5,030	5,277
	Minnesota Appropriations Revenue	5.000%	3/1/29	250	273
	Minnesota Appropriations Revenue	5.000%	3/1/30	150	166
	Minnesota GO	5.000%	8/1/24	400	401
	Minnesota GO	5.000%	8/1/24	5,250	5,266
	Minnesota GO	5.000%	9/1/24	2,965	2,978
	Minnesota GO	5.000%	10/1/24	1,000	1,006
	Minnesota GO	5.000%	8/1/25	330	337
	Minnesota GO	5.000%	8/1/25	3,005	3,065
	Minnesota GO	5.000%	8/1/25	3,000	3,060
	Minnesota GO	5.000%	10/1/25	2,465	2,522
	Minnesota GO	5.000%	8/1/26	3,400	3,523
	Minnesota GO	5.000%	8/1/26	3,000	3,109
	Minnesota GO	5.000%	8/1/26	3,745	3,881
	Minnesota GO	5.000%	8/1/27	110	114
	Minnesota GO	5.000%	9/1/27	1,000	1,062
	Minnesota GO	5.000%	10/1/28	400	427
	Minnesota GO	3.000%	10/1/29	1,000	984
	Minnesota GO	5.000%	9/1/30	5,000	5,622
	Minnesota GO	5.000%	8/1/32	9,940	11,506
	Minnesota GO	5.000%	9/1/32	2,560	2,919
	Minnesota GO	4.000%	9/1/39	1,000	1,019
	Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/35	50	58
	Minnesota State General Fund Appropriations Revenue	5.000%	3/1/28	3,530	3,778
	North St Paul-Maplewood-Oakdale Independent School District No. 622 GO	3.000%	2/1/46	20	15
	Osseo Independent School District No. 279 GO	1.625%	2/1/32	3,215	2,627
	Owatonna MN Independent School District No. 761 GO	2.250%	2/1/41	1,075	757
	Scott County MN GO	3.000%	12/1/36	1,645	1,515
	University of Minnesota College & University Revenue	5.000%	4/1/41	70	71
	University of Minnesota College & University Revenue	4.000%	1/1/44	2,635	2,635
					134,341
Mississippi (0.1%)
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/37	7,925	8,115
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	4.000%	10/15/38	7,045	6,837
	Mississippi GO	5.000%	10/1/24	315	317
	Mississippi GO	5.000%	10/1/25	290	297
	Mississippi GO	5.000%	10/1/26	3,535	3,607
	Mississippi GO	5.000%	10/1/27	1,815	1,927
	Mississippi GO	5.000%	10/1/28	1,660	1,760
	Mississippi GO	5.000%	10/1/29	240	254
	Mississippi GO	5.000%	10/1/30	1,235	1,306
76

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mississippi GO	4.000%	10/1/35	2,265	2,292
	Mississippi GO	4.000%	10/1/36	3,130	3,154
	Mississippi GO	4.000%	10/1/38	50	50
	Mississippi GO, Prere.	5.000%	10/1/25	1,500	1,531
	Mississippi GO, Prere.	5.000%	10/1/27	305	323
	Mississippi GO, Prere.	5.000%	10/1/27	455	482
	Mississippi GO, Prere.	5.000%	10/1/27	2,355	2,493
	Mississippi GO, Prere.	5.000%	10/1/27	5,985	6,335
[6]	West Rankin Utility Authority Sewer Revenue, Prere.	5.000%	1/1/28	210	224
[6]	West Rankin Utility Authority Sewer Revenue, Prere.	5.000%	1/1/28	245	261
					41,565
Missouri (0.4%)
	Jackson County MO Special Obligation Revenue	4.375%	12/1/58	400	385
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/25	8,155	8,214
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/30	35	35
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/31	4,300	4,321
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/38	2,500	2,519
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/42	2,020	1,984
	Kansas City MO Special Obligation Revenue	5.000%	9/1/32	1,000	1,129
	Kansas City MO Special Obligation Revenue	5.000%	9/1/33	1,055	1,190
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/40	500	493
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/29	140	148
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/37	400	449
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/38	550	613
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/39	550	610
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/40	750	826
	Metropolitan St. Louis Sewer District Sewer Revenue	4.000%	5/1/41	65	65
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/41	800	877
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/42	10,315	10,641
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/42	730	797
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/44	3,060	3,234
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/46	1,500	1,540
	Missouri Highway & Transportation Commission Appropriations Revenue (Appropriation Mega Project)	5.000%	5/1/26	2,795	2,887
	Missouri Highway & Transportation Commission Appropriations Revenue (State Appripriations Mega Project)	5.000%	5/1/24	240	240
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/27	115	121
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/28	370	398
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/29	25	27
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/31	370	419
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/32	505	580
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/24	8,625	8,625
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/25	7,665	7,674
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/26	685	708
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/26	990	1,001
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/40	180	182
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	4.000%	12/1/41	35	34
	Missouri State Board of Public Buildings Appropriations Revenue	4.000%	10/1/28	210	218
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/35	1,800	1,834
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/44	6,000	5,835
	Springfield MO Public Utility Multiple Utility Revenue	5.000%	8/1/26	470	479
	Springfield MO Public Utility Multiple Utility Revenue	3.250%	8/1/27	18,025	17,668
	Springfield MO Public Utility Multiple Utility Revenue	4.000%	8/1/31	155	155
	Springfield MO Public Utility Multiple Utility Revenue	4.000%	8/1/32	10,000	10,001
	Springfield MO Public Utility Multiple Utility Revenue	4.000%	8/1/34	10,000	9,969
	Springfield School District No. R-12 GO	5.000%	3/1/37	10,000	10,724
	Springfield School District No. R-12 GO	3.000%	3/1/39	85	72
	Springfield School District No. R-12 GO	4.000%	3/1/41	1,675	1,673
	Springfield School District No. R-12 GO	4.000%	3/1/42	1,960	1,959
	Springfield School District No. R-12 GO	4.000%	3/1/43	2,500	2,500
	St. Charles County Francis Howell R-III School District GO	5.000%	3/1/32	775	866
	St. Charles County Francis Howell R-III School District GO	5.000%	3/1/33	1,250	1,396
	St. Charles County Francis Howell R-III School District GO	5.000%	3/1/34	1,000	1,117
[8]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/28	675	735
[8]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/29	1,815	2,017
[8]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/30	400	453
[8]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/31	345	397
77

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Missouri of Curators College & University Revenue	5.000%	11/1/30	355	398
					133,432
Nebraska (0.4%)
	Douglas County NE College & University Revenue (Creighton University Projects)	4.000%	7/1/40	2,330	2,276
	Douglas County NE College & University Revenue (Creighton University Projects)	3.000%	7/1/51	1,590	1,111
[6]	Fremont School District GO	5.000%	12/15/32	275	312
[6]	Fremont School District GO	4.000%	12/15/33	420	439
[6]	Fremont School District GO	4.000%	12/15/34	550	574
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	7/1/28	4,645	4,947
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/38	2,600	2,821
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/30	315	342
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/31	55	60
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/38	175	174
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/39	11,410	11,199
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/39	8,540	8,952
	Omaha Public Power District Electric Power & Light Revenue	3.000%	2/1/42	550	459
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/42	6,545	6,488
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/42	125	130
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/46	105	100
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/46	9,055	9,558
	Omaha Public Power District Electric Power & Light Revenue	4.250%	2/1/47	1,050	1,040
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/51	11,040	10,354
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/53	5,000	5,408
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/53	11,855	12,823
	Omaha Public Power District Electric Power & Light Revenue, Prere.	5.000%	8/1/24	1,920	1,926
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.250%	2/1/42	4,400	4,421
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.250%	2/1/46	4,670	4,686
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/49	5,000	5,049
	Omaha-Douglas Public Building Commission GO	4.000%	5/1/50	10,000	9,441
	Sarpy County NE GO	1.500%	6/1/30	2,390	2,004
	Sarpy County NE GO	1.500%	6/1/31	2,470	2,013
	Sarpy County NE GO	1.500%	6/1/31	2,435	1,984
	Sarpy County NE GO	1.625%	6/1/32	2,515	2,014
	Sarpy County NE GO	1.625%	6/1/32	2,485	1,991
	University of Nebraska Facilities Corp. College & University Revenue	4.000%	7/15/59	6,025	5,542
	University of Nebraska Facilities Corp. College & University Revenue	4.000%	7/15/62	10,795	9,883
					130,521
Nevada (0.8%)
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/24	5,670	5,678
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	2,210	2,248
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/26	2,010	2,079
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/29	9,000	9,807
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/30	8,645	9,427
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/32	215	234
	Clark County NV Fuel Sales Tax Revenue	3.000%	7/1/42	5,000	4,179
	Clark County NV GO	5.000%	11/1/26	270	281
	Clark County NV GO	5.000%	11/1/27	495	514
	Clark County NV GO	5.000%	11/1/28	80	83
	Clark County NV GO	4.000%	6/1/31	565	574
	Clark County NV GO	4.000%	11/1/31	860	869
	Clark County NV GO	5.000%	11/1/31	6,545	7,120
	Clark County NV GO	4.000%	6/1/32	6,580	6,980
	Clark County NV GO	4.000%	11/1/32	990	1,000
	Clark County NV GO	5.000%	6/1/43	12,105	12,595
	Clark County NV GO	4.000%	7/1/44	5,050	4,879
	Clark County NV GO	4.000%	7/1/47	9,645	9,113
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/33	180	196
	Clark County School District GO	5.000%	6/15/24	840	841
	Clark County School District GO	5.000%	6/15/24	300	300
	Clark County School District GO	5.000%	6/15/24	245	245
	Clark County School District GO	5.000%	6/15/25	5,795	5,889
	Clark County School District GO	5.000%	6/15/25	1,015	1,031
	Clark County School District GO	5.000%	6/15/26	100	102
	Clark County School District GO	5.000%	6/15/26	2,815	2,905
	Clark County School District GO	5.000%	6/15/27	2,620	2,677
	Clark County School District GO	5.000%	6/15/28	4,540	4,626
78

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Clark County School District GO	5.000%	6/15/33	1,625	1,782
[5]	Clark County School District GO	3.000%	6/15/38	5,000	4,282
[6]	Clark County School District GO	3.000%	6/15/39	3,000	2,525
[6]	Clark County School District GO	3.000%	6/15/39	800	668
	Clark Department of Aviation County Port, Airport & Marina Revenue	4.250%	7/1/36	1,000	1,000
	Clark NV County Fuel Sales Tax Revenue	5.000%	7/1/36	5,000	5,615
[6]	Clark NV County Fuel Sales Tax Revenue	4.000%	7/1/40	4,170	4,144
	Henderson NV GO	4.000%	6/1/50	3,175	2,996
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/43	13,560	14,085
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	4.000%	7/1/49	4,885	4,584
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.250%	7/1/49	6,750	7,231
	Las Vegas Valley Water District GO	5.000%	12/1/26	3,000	3,046
	Las Vegas Valley Water District GO	5.000%	6/1/33	695	700
	Las Vegas Valley Water District GO	5.000%	6/1/34	255	257
	Las Vegas Valley Water District GO	4.000%	6/1/39	4,400	4,294
	Las Vegas Valley Water District GO	5.000%	6/1/39	1,145	1,150
	Las Vegas Valley Water District GO	5.000%	6/1/41	9,575	9,763
	Las Vegas Valley Water District GO	4.000%	6/1/42	1,090	1,078
	Las Vegas Valley Water District GO	4.000%	6/1/46	585	563
	Las Vegas Valley Water District GO	5.000%	6/1/46	20,000	20,358
	Nevada COP (Nevada State College Project)	5.000%	6/1/43	10,145	10,153
	Nevada GO	5.000%	11/1/24	530	533
	Nevada GO	5.000%	4/1/26	130	132
	Nevada GO	5.000%	11/1/26	1,005	1,019
	Nevada GO	5.000%	4/1/27	300	304
	Nevada GO	5.000%	5/1/40	10,395	11,601
	Nevada GO	2.000%	5/1/41	2,030	1,350
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/24	750	756
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/25	385	395
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/26	2,640	2,730
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/27	4,275	4,421
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/28	575	594
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/30	480	505
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/31	1,260	1,324
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/32	100	101
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/33	4,000	4,056
[4]	Nevada Housing Division Local or Guaranteed Housing Revenue TOB VRDO	3.920%	5/1/24	60,200	60,200
	Truckee Meadows Water Authority Water Revenue, Prere.	5.000%	7/1/26	360	372
	Washoe County NV Gas Tax Fuel Sales Tax Revenue	5.000%	2/1/42	535	557
					287,696
New Jersey (5.0%)
	Borough of Sayreville NJ GO	2.000%	11/1/31	1,390	1,188
	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.250%	11/1/44	15	15
	Essex County NJ GO	2.000%	9/1/42	1,000	658
	Essex County NJ GO	2.125%	9/1/45	1,000	633
[6]	Garden State Preservation Trust Appropriations Revenue	5.750%	11/1/28	3,215	3,399
[6]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/24	60	59
[6]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/25	30	28
[6]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/27	8,155	7,178
[6]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/28	770	654
[5]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/49	4,000	4,208
[5]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/54	3,500	3,660
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue	5.250%	5/1/51	600	613
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	4.000%	10/1/46	1,065	1,030
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	4.000%	10/1/51	4,500	4,255
	Jersey City NJ Redevelopment Agency Miscellaneous Revenue (Bayfront Redevelopment Project)	4.000%	12/15/24	400	400
	Jersey City NJ Redevelopment Agency Miscellaneous Revenue (Bayfront Redevelopment Project)	4.000%	12/15/31	365	383
	Middlesex County Improvement Authority Intergovernmental Agreement Revenue	5.000%	8/15/53	5,350	5,688
	Montvale School District GO	2.000%	8/15/24	1,010	1,001
[5]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/39	665	679
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/24	1,185	1,185
[8]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/24	14,980	14,991
[9]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/24	9,500	9,541
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	7,430	7,529
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	115	115
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/26	6,720	6,722
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/26	4,815	4,820
79

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/26	2,045	2,134
	New Jersey Economic Development Authority Appropriations Revenue	4.375%	6/15/27	1,900	1,907
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/27	3,640	3,692
[5]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/27	13,710	14,223
[8]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/27	6,790	7,231
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/28	1,955	1,982
[5]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/28	8,180	8,500
[5]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/31	295	284
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/32	1,950	1,962
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	3,190	3,263
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/34	1,720	1,698
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/40	1,155	1,156
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/46	3,810	3,597
	New Jersey Economic Development Authority Appropriations Revenue	4.625%	6/15/48	6,000	5,936
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/48	1,610	1,643
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/50	1,070	996
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/35	1,500	1,622
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	4.000%	6/15/44	3,015	2,862
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/44	1,800	1,868
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/49	180	185
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	4.000%	6/15/24	140	140
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	55	55
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	590	591
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	920	921
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	3,000	3,003
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/25	1,545	1,571
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/25	375	381
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/25	525	534
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/25	12,620	12,835
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/25	1,625	1,653
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	4,045	4,125
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	4,750	4,844
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	5,895	6,011
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	4.750%	12/15/26	1,120	1,164
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/26	350	366
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/26	5,900	6,170
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	5,570	5,895
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	20	21
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	5,060	5,355
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/28	1,810	1,968
[6]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/37	25	26
	New Jersey Economic Development Authority Dedicated Appropriations Revenue	5.000%	6/15/43	2,195	2,261
[4]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/24	11,130	11,169
[4]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/26	7,500	7,783
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/25	13,190	13,314
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/26	5,000	5,117
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/26	2,000	2,056
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/28	18,335	19,376
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/33	1,000	1,137
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/39	1,000	1,128
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/24	7,445	7,483
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/25	1,220	1,225
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/25	2,075	2,114
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/26	3,470	3,589
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/27	4,145	4,212
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/35	110	119
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/37	3,210	3,217
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/38	9,215	9,171
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/40	1,470	1,545
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/44	30	28
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/33	85	92
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/34	100	108
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/44	600	622
80

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/33	1,220	1,373
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.250%	11/1/47	12,000	12,824
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/29	1,230	1,292
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/31	1,500	1,579
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/42	130	133
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/47	2,400	2,438
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	4.000%	6/15/27	4,350	4,465
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/27	3,840	4,055
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/27	1,500	1,584
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/26	600	617
[5]	New Jersey Economic Development Authority Lease Revenue (State House Project)	4.125%	6/15/39	15	15
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/43	3,755	3,873
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	9/1/32	705	708
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	6,440	6,451
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/27	10,000	10,526
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	265	281
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/32	11,670	13,428
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/38	5,000	5,730
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/41	1,000	659
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/41	5,000	5,620
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/43	6,750	7,507
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/44	7,500	8,302
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/45	725	707
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/45	1,030	1,044
	New Jersey Educational Facilities Authority College & University Revenue	3.000%	7/1/50	1,030	719
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	3/1/53	5,000	4,867
	New Jersey Educational Facilities Authority College & University Revenue	5.250%	3/1/54	25,000	27,428
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	4.625%	9/1/48	730	743
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.250%	9/1/53	770	827
	New Jersey GO	5.000%	6/1/24	20,345	20,361
	New Jersey GO	5.000%	6/1/25	6,610	6,713
	New Jersey GO	2.000%	6/1/26	2,000	1,902
	New Jersey GO	5.000%	6/1/26	17,885	18,477
	New Jersey GO	2.000%	6/1/27	5,000	4,661
	New Jersey GO	5.000%	6/1/27	17,205	18,084
	New Jersey GO	5.000%	6/1/28	17,440	18,685
	New Jersey GO	5.000%	6/1/29	8,645	9,429
	New Jersey GO	5.000%	6/1/29	4,800	5,060
	New Jersey GO	4.000%	6/1/30	5,465	5,755
	New Jersey GO	4.000%	6/1/31	29,285	31,072
	New Jersey GO	3.000%	6/1/32	12,395	11,695
	New Jersey GO	4.000%	6/1/32	1,510	1,613
	New Jersey GO, Prere.	3.250%	6/1/25	10	10
	New Jersey GO, Prere.	4.000%	6/1/25	75	75
	New Jersey GO, Prere.	4.000%	6/1/25	40	40
	New Jersey GO, Prere.	4.000%	6/1/25	725	729
	New Jersey GO, Prere.	5.000%	6/1/25	3,600	3,658
	New Jersey GO, Prere.	5.000%	6/1/25	10	10
	New Jersey GO, Prere.	5.000%	6/1/25	200	203
	New Jersey GO, Prere.	5.000%	6/1/25	1,560	1,585
	New Jersey GO, Prere.	5.000%	6/1/25	220	224
	New Jersey GO, Prere.	5.000%	6/1/25	100	102
	New Jersey Infrastructure Bank Lease Revenue	2.000%	9/1/43	1,640	1,053
	New Jersey State Transportation Trust Fund Appropriations Revenue (Transportation Program)	5.000%	6/15/46	18,125	19,221
	New Jersey State Transportation Trust Fund Appropriations Revenue (Transportation Program)	5.250%	6/15/50	9,325	9,977
	New Jersey State Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/25	2,805	2,842
	New Jersey State Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/26	2,500	2,572
	New Jersey State Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/26	2,000	2,058
	New Jersey State Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	2,065	2,160
	New Jersey State Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	5,000	5,314
	New Jersey State Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	3,000	3,240
	New Jersey State Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	2,910	3,234
	New Jersey State Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	65	72
81

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey State Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	725	816
	New Jersey State Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/33	1,255	1,410
	New Jersey State Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/34	1,500	1,537
	New Jersey State Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/35	11,325	11,539
	New Jersey State Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/36	2,440	2,471
	New Jersey State Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/33	1,130	1,251
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	2,420	2,422
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	2,750	2,753
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	10,150	9,904
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	3,125	3,146
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	1,530	1,540
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	530	498
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	2,120	1,993
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/25	2,145	2,189
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	2,745	2,489
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	2,480	2,249
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/26	5,120	5,310
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	10,210	10,502
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	4,000	4,182
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	2,550	2,231
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	5,000	4,375
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/27	2,690	2,836
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/27	2,120	2,235
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	16,640	17,076
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	50	51
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	1,185	1,259
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	1,035	1,100
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	21,975	18,521
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	2,335	1,968
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	3,305	2,786
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/28	1,160	1,243
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/28	1,500	1,607
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	2,430	2,492
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	1,665	1,707
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	1,130	1,221
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	21,580	17,567
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	20,935	17,005
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/29	75	80
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	18,630	19,107
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	1,150	1,179
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	310	340
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	4,900	5,373
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	1,415	1,105
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	4,060	3,171
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/30	1,410	1,509
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.100%	6/15/31	710	715
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	26,300	26,964
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	27,500	20,692
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	3,830	2,882
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	1,700	1,737
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/31	25	27
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	6,945	6,984
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	5,010	5,637
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/32	9,950	10,024
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	4,785	3,493
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	7,590	8,117
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	2,500	2,717
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/33	5,000	5,685
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/33	1,750	1,217
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	8,910	9,518
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/34	4,250	4,763
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/34	5,000	5,668
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/34	4,660	3,104
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	10,220	10,887
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/35	6,600	7,361
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/35	5,000	5,637
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	590	374
82

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	1,760	1,116
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/35	1,285	1,363
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/36	5,000	5,542
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	760	456
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	170	102
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/36	2,670	2,819
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/37	2,850	3,131
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/37	1,600	1,777
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	5,420	3,074
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	2,260	1,282
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/37	115	114
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/38	1,515	1,671
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/38	4,505	2,419
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	12/15/38	15	15
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/39	4,025	3,994
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/39	2,075	2,274
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/39	8,545	8,458
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/39	3,870	4,075
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/40	2,000	1,970
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/40	5,000	5,447
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/40	4,280	2,050
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/41	4,335	4,235
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/42	3,775	3,656
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	6/15/44	6,000	5,856
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/29	455	463
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/31	5,000	5,556
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/31	275	280
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/32	3,190	3,413
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/32	135	151
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/32	5,000	5,627
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/33	85	91
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/33	110	123
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/33	10	11
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/33	5,000	5,686
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/33	2,000	2,033
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/34	460	491
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/34	6,500	7,266
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/34	5,015	5,718
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/34	3,000	3,047
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/35	1,020	1,131
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/35	15	17
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/35	5,000	5,667
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/36	6,635	6,661
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/36	1,845	2,034
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/36	2,000	2,251
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/36	1,000	1,136
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/37	4,930	4,956
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/37	1,010	1,116
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/37	1,500	1,673
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/38	5,650	5,649
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.750%	6/15/38	2,325	2,342
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/38	65	65
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/38	1,000	1,098
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/38	1,500	1,662
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/39	760	754
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/39	1,500	1,650
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/39	2,500	2,782
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/40	810	798
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/40	1,000	1,085
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/40	6,500	7,107
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/41	1,970	1,925
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/41	2,500	2,717
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/41	1,885	1,905
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/41	2,000	2,201
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/42	3,250	3,487
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/42	3,000	3,239
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/43	1,150	1,234
83

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/43	11,030	11,455
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/43	3,170	3,449
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.250%	6/15/44	3,180	3,042
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/44	6,540	6,541
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/44	6,000	6,374
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/45	1,535	1,544
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/46	6,085	5,737
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/46	5,000	5,116
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/46	50	50
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/46	5,000	5,381
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/48	10,000	10,499
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.500%	6/15/49	5,190	5,018
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	3.000%	6/15/50	2,000	1,458
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.500%	6/15/50	2,500	2,714
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/32	585	626
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/34	3,975	4,242
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/35	6,250	6,361
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	960	1,021
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	3,805	4,159
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/37	3,250	3,265
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/37	1,000	1,081
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	10	10
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	6,170	6,169
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/38	1,200	1,290
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.250%	6/15/39	360	320
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/39	2,045	2,029
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/39	6,000	6,419
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/40	9,300	9,159
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/40	1,500	1,597
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/44	19,140	18,244
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/44	8,600	8,831
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/45	11,555	10,953
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/45	2,595	2,709
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.500%	6/15/46	3,920	3,288
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/50	6,115	4,456
[5]	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/50	210	157
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	3,455	3,201
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	13,385	12,401
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	18,500	18,842
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	7,790	7,979
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/35	1,255	1,415
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/38	20	22
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.250%	6/15/40	2,500	2,521
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.250%	6/15/41	2,770	3,062
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.250%	6/15/42	2,340	2,571
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/32	1,160	838
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/33	1,630	1,133
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/34	1,000	666
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/38	980	526
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/39	22,875	11,665
[9,10]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	250	244
[2,9]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	1,725	1,685
[9,10]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/25	510	480
[2,9]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/26	2,815	2,563
[9,10]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/26	1,050	954
[5]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/37	175	101
[5]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/38	26,425	14,393
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/25	1,285	1,297
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/25	10	10
[9]	New Jersey Turnpike Authority Highway Revenue	5.500%	1/1/25	1,220	1,235
[6]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/26	2,200	2,258
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	2,930	2,934
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	4,135	4,317
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	760	793
[6]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/27	1,465	1,542
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	1,510	1,512
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	22,635	23,234
84

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	1,220	1,298
[6]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/28	30	32
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	3,020	3,025
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	1,490	1,555
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	460	489
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	3,710	4,023
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	2,800	3,036
[6]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/29	30	33
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	6,995	7,007
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	260	271
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	680	724
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	180	192
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	5,300	5,850
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	15	17
	New Jersey Turnpike Authority Highway Revenue	3.375%	1/1/31	55	55
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	3,630	3,666
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	3,555	3,702
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	75	80
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	2,035	2,164
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	2,275	2,332
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	5,400	6,052
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	13,300	13,322
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	145	149
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	3,945	4,097
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	1,525	1,621
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	2,275	2,297
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	4,675	4,970
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	4,000	4,547
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	550	551
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	3,825	3,861
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	3,715	3,947
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	5,025	5,217
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	25	26
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	3,000	3,455
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	11,725	11,740
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	1,045	1,055
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	10,325	10,719
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	3,085	3,569
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	580	591
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	585	575
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/35	3,645	3,866
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/35	3,500	4,041
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/37	50	50
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/37	6,790	7,149
	New Jersey Turnpike Authority Highway Revenue	3.250%	1/1/38	1,625	1,424
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/40	5,795	6,039
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/42	10,145	10,213
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/42	175	176
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/42	2,015	2,198
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/43	2,925	2,849
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/43	4,000	4,391
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/45	15,160	15,228
[5]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/45	965	972
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/46	6,190	6,665
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/48	5,705	5,503
	New Jersey Turnpike Authority Highway Revenue	4.500%	1/1/48	10,000	10,209
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/48	6,690	6,947
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/49	10,000	10,950
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/51	18,135	17,288
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/52	4,015	4,338
	New Jersey Turnpike Authority Highway Revenue	4.125%	1/1/54	7,500	7,225
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/54	3,010	3,272
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/24	7,100	7,113
[8]	Newark Housing Authority Intergovernmental Agreement Revenue (ADDL-Newark Redevelopment Project)	5.000%	1/1/32	425	456
[6]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	5.375%	11/15/52	1,040	1,130
[6]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	6.000%	11/15/62	2,440	2,731
[8]	North Hudson NJ Sewerage Authority Intergovernmental Agreement Revenue, ETM	0.000%	8/1/25	2,000	1,911
85

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/39	275	275
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	6,000	6,162
	South Jersey Transportation Authority Highway Revenue	4.625%	11/1/47	20	20
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	10,000	8,874
	South Jersey Transportation Authority Highway Revenue	5.250%	11/1/52	1,400	1,463
	Union County Improvement Authority Lease (Non-Terminable) Revenue (Union County Administration Complex Project)	4.125%	4/15/54	1,500	1,461
					1,735,950
New Mexico (0.2%)
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/24	8,960	8,971
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/26	430	444
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/26	2,845	2,939
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/27	320	337
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/28	620	666
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/28	3,835	4,119
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/29	275	295
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/29	215	235
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/30	245	272
	New Mexico GO	5.000%	3/1/32	160	183
	New Mexico GO	5.000%	3/1/33	315	364
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/24	2,705	2,710
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/25	7,125	7,253
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/27	20	21
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/28	15,000	16,143
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/28	185	199
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/28	125	135
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/29	425	466
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/29	10,000	10,962
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/30	10	11
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/31	50	57
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/32	90	103
					56,885
New York (24.2%)
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/24	210	211
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/25	210	215
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/26	1,230	1,286
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/32	2,000	2,343
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/33	1,500	1,783
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/39	1,905	2,053
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/53	4,000	4,303
[4]	Deutsche Bank Spears/Lifers Trust Revenue TOB VRDO	3.980%	5/1/24	25,400	25,400
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	4.000%	7/1/46	3,010	2,888
[5]	Genesee NY GO	3.000%	3/15/36	1,000	900
	Hempstead Town Local Development Corp. College & University Revenue	5.000%	7/1/47	460	469
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/25	10	10
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/26	5	5
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/28	7,070	7,402
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/29	3,855	4,034
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/30	2,590	2,708
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/31	2,105	2,201
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/32	4,115	4,303
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/33	855	894
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/34	1,220	1,275
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/36	575	584
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/36	205	214
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/37	5,790	6,015
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/39	675	698
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/42	31,810	32,713
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/44	1,355	1,306
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/45	9,025	9,249
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	2.750%	2/15/47	5,190	3,473
[6]	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/47	24,515	23,334
	Long Island Power Authority Electric Power & Light Revenue	1.000%	9/1/25	6,645	6,321
[6]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/26	110	101
[6]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/27	20	18
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/27	30	32
86

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/28	360	306
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/28	25	27
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/30	1,705	1,765
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/30	335	356
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/31	6,130	6,993
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/32	115	123
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/33	130	139
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/33	465	502
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/33	175	205
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/34	110	119
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/35	385	414
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	620	640
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/38	1,000	1,013
[6]	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/39	65	64
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/39	13,815	13,843
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/39	2,090	2,213
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/41	10	10
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/42	1,470	1,518
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/44	6,610	6,618
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/45	1,060	1,065
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/46	4,380	4,459
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/47	2,715	2,786
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/48	5,000	5,398
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/53	500	535
[6]	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/53	5,000	5,349
	Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	18,175	17,978
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	3,500	3,337
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	5,815	5,438
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/25	2,180	2,234
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/26	360	376
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/27	450	472
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/28	515	539
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/29	255	267
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/30	1,265	1,321
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/31	145	151
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/32	330	344
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/33	1,010	1,026
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/33	1,690	1,780
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/34	25	26
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/34	1,175	1,224
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/35	155	162
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/35	190	197
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/35	375	390
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/36	15,380	15,863
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/42	850	872
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/42	550	568
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/46	13,995	14,184
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/47	5,450	5,573
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/51	5,000	5,061
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/52	8,360	7,791
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	3.000%	11/15/28	330	326
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/30	2,270	1,799
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/32	14,555	10,684
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,465	1,474
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	55	55
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	170	171
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	500	503
[9]	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/24	265	267
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,720	1,757
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,925	1,966
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	15,715	16,051
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	410	419
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	150	153
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,000	1,021
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	3,175	3,243
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/26	5,150	5,225
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	845	878
87

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	1,465	1,522
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	2,955	3,071
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	835	868
[6]	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/26	5,110	5,360
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/27	5	4
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	2,915	2,981
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	9,040	9,567
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	85	90
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	665	698
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	180	187
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	510	529
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,360	1,411
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	30	32
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	4,595	4,944
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	500	524
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,665	1,791
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,230	1,273
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	12,480	13,327
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/29	4,440	3,623
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	175	185
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	220	225
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	6,475	6,611
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,810	1,871
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/29	200	205
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	1,020	1,079
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	3,875	4,008
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	5,040	5,331
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/30	2,075	2,125
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	535	546
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	265	274
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	7,265	7,688
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	3,000	3,356
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/32	25,870	18,690
	Metropolitan Transportation Authority Transit Revenue	3.000%	11/15/32	1,135	1,042
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	125	126
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	1,170	1,172
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	250	275
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	165	174
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	5,000	5,646
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/33	12,135	8,402
[5]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	7,230	7,370
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	3,710	3,921
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	7,880	8,649
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/34	5,065	4,982
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	3,385	3,451
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	4,000	4,049
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/35	12,075	12,103
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	19,875	20,255
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	735	749
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	220	227
	Metropolitan Transportation Authority Transit Revenue	3.250%	11/15/36	1,775	1,563
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/36	6,190	6,042
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/36	15,000	16,840
	Metropolitan Transportation Authority Transit Revenue	3.375%	11/15/37	720	627
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/37	625	614
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	690	697
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	4,680	4,810
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	5,000	5,553
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/38	6,570	6,401
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/38	590	569
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/38	295	295
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/38	3,210	3,215
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/39	1,170	586
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/39	2,930	2,948
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/39	5,115	5,432
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/39	5,000	5,492
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/40	890	418
88

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/40	2,290	2,244
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/40	6,820	6,868
	Metropolitan Transportation Authority Transit Revenue	3.500%	11/15/41	305	255
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/41	275	256
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/41	3,000	3,251
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	20,510	19,053
	Metropolitan Transportation Authority Transit Revenue	4.250%	11/15/42	720	694
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	1,010	929
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	445	409
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	4,550	4,782
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	75	75
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/44	15,000	13,944
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/44	195	195
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/44	1,345	1,356
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	645	592
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	2,000	1,837
	Metropolitan Transportation Authority Transit Revenue	4.750%	11/15/45	23,175	23,579
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/45	8,995	9,036
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/45	1,000	1,030
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/45	1,040	1,087
	Metropolitan Transportation Authority Transit Revenue	3.000%	11/15/46	405	287
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	8,085	7,356
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	4,180	3,811
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	935	850
[6]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	5,800	5,423
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	5,500	5,004
[6]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	2,000	1,862
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/46	250	253
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/46	155	156
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/47	5,000	4,577
	Metropolitan Transportation Authority Transit Revenue	5.500%	11/15/47	3,200	3,531
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	6,500	5,917
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	10,000	8,989
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	45	41
[5]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	6,000	5,572
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/48	8,405	8,705
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/49	12,415	11,239
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/49	16,000	14,303
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/49	2,330	2,409
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/49	5,125	5,498
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	4,550	4,105
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	10,000	9,022
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/50	2,030	2,096
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/51	1,395	1,255
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/51	2,500	2,517
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/52	12,715	11,414
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/52	4,525	4,619
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	9,100	9,173
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	19,060	19,799
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/56	3,640	3,662
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/56	9,655	9,779
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/56	1,610	1,636
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/57	4,935	5,007
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/24	4,475	4,476
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/30	8,875	9,509
	Metropolitan Transportation Authority Transit Revenue TRAN	4.250%	11/15/39	495	495
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/24	2,215	2,230
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/37	1,000	1,005
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/43	5,470	5,356
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/43	200	196
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/50	13,025	12,287
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/53	7,500	7,904
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/56	8,145	8,000
89

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/30	405	461
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/31	705	808
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/32	630	678
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/32	515	590
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/33	535	574
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/33	390	446
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/34	3,715	3,970
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/34	230	263
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/35	3,360	3,562
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/35	210	239
	Nassau County NY GO	5.000%	10/1/27	980	1,040
	Nassau County NY GO	4.000%	4/1/43	30	29
	Nassau County NY GO	4.125%	4/1/47	2,900	2,802
[6]	Nassau County NY GO	5.000%	7/1/49	8,000	8,240
	Nassau County NY GO	4.250%	4/1/52	3,000	2,895
	Nassau County NY GO	4.000%	4/1/53	5,000	4,651
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/48	1,860	1,656
[13]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	1,620	1,538
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	7/1/25	610	579
[6]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/33	2,000	1,889
[6]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/37	3,000	2,666
[6]	New York City Industrial Development Agency Miscellaneous Revenue	2.000%	1/1/38	1,925	1,390
[6]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/40	25	21
[6]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/46	30	23
[6]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/29	3,750	4,030
[6]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/30	2,145	2,339
[6]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/32	2,770	2,849
[6]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/36	500	454
[6]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	2.500%	3/1/37	1,245	965
[6]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/38	790	684
[6]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/39	7,100	6,024
[6]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/40	6,140	5,106
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	1,500	1,357
[6]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	4,610	3,504
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	11,640	8,249
[10]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/34	3,500	2,366
[10]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/44	250	96
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/24	190	190
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/24	280	280
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/25	1,485	1,511
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/25	15	15
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/26	7,620	7,683
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/26	4,050	4,195
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/26	3,305	3,332
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/26	2,250	2,268
	New York City Municipal Water Finance Authority Water Revenue	3.125%	6/15/27	55	55
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	60	63
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	6,625	6,783
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	10,130	10,372
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	2,635	2,677
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	1,465	1,500
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	390	412
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	1,590	1,628
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	4,725	4,799
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	250	264
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	775	776
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	3,560	3,713
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	440	475
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	260	271
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	220	237
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	1,805	1,833
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	13,790	14,007
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	3,000	3,238
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	9,865	9,877
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	3,340	3,674
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	1,190	1,254
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	300	330
90

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	150	160
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	80	81
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	65	69
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	85	87
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	4,040	4,444
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	260	291
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	1,125	1,150
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	800	896
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	2,500	2,705
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	275	308
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	450	473
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	490	549
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	170	190
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/31	320	325
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/31	1,660	1,685
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/31	1,875	2,127
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/31	580	658
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/31	185	188
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/31	430	452
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/31	65	73
New York City Municipal Water Finance Authority Water Revenue	4.500%	6/15/32	7,000	7,157
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/32	6,635	6,784
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/32	240	264
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/32	2,510	2,665
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/32	5,355	6,066
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/32	975	1,096
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/32	415	467
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/32	450	473
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/32	95	109
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/33	175	177
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/33	820	862
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/33	1,070	1,244
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/33	70	76
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/33	400	453
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/33	30	35
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/33	25	26
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/34	1,435	1,435
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/34	1,935	1,978
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/34	5,015	5,833
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/34	8,000	9,412
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/34	85	91
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/34	1,435	1,563
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/34	1,500	1,765
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/34	275	315
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/34	5,225	6,147
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	6,110	6,117
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	3,665	3,744
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	2,130	2,419
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	120	142
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	2,725	3,179
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	170	197
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	200	217
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	5,500	6,525
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/36	670	614
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	2,085	2,183
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	3,510	3,581
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	3,360	3,659
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	1,000	1,001
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	7,580	8,972
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	12,500	14,447
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	8,310	9,836
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/36	7,020	7,405
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/37	340	299
New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/37	175	165
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/37	100	101
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/37	130	132
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/37	10,255	10,409
91

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/37	15	15
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	890	901
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	9,760	9,877
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	2,370	2,445
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	370	386
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	135	143
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/37	4,485	4,713
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/37	21,020	21,839
New York City Municipal Water Finance Authority Water Revenue	3.750%	6/15/38	55	53
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	4,650	4,837
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	1,060	1,118
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	1,920	1,976
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	45	48
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/39	2,550	2,541
New York City Municipal Water Finance Authority Water Revenue	4.500%	6/15/39	2,855	2,856
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	3,790	3,794
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	20,000	20,218
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	805	814
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	4,865	4,918
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	1,650	1,678
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	2,230	2,349
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	500	505
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	4,400	4,978
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/40	120	101
New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/40	610	561
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/40	5,045	5,050
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/40	1,935	1,937
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	1,470	1,493
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	2,010	2,146
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	345	362
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	3,945	4,190
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	3,855	4,021
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	9,050	9,022
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	2,585	2,577
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	140	140
New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/42	10,000	8,554
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	7,850	7,770
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	5,815	5,800
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	8,215	8,203
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	5,835	5,827
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	10,735	10,708
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/43	9,030	8,938
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/43	1,410	1,549
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/44	20,990	16,823
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/44	10,275	9,753
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/44	115	115
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/44	2,255	2,422
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/44	55	58
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/44	1,000	1,091
New York City Municipal Water Finance Authority Water Revenue	3.375%	6/15/45	105	90
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/45	16,160	15,726
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/45	3,155	3,159
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/45	150	155
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/45	14,600	15,197
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/45	1,070	1,150
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/46	1,765	1,370
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/46	2,530	2,438
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/46	20,055	19,469
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/46	150	146
New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/46	6,000	5,890
New York City Municipal Water Finance Authority Water Revenue	4.625%	6/15/46	3,000	3,004
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/46	10,530	10,717
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/46	890	896
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/46	4,100	4,217
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/46	5,250	5,661
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/46	1,475	1,512
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/46	5,000	5,510
92

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Municipal Water Finance Authority Water Revenue	3.750%	6/15/47	335	291
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/47	1,130	1,044
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/47	35	32
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/47	45	43
New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/47	8,610	8,404
New York City Municipal Water Finance Authority Water Revenue	4.250%	6/15/47	8,380	8,030
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/47	5,045	5,051
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/47	10,080	10,304
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/47	3,175	3,399
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/47	800	825
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/47	15,000	16,530
New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/48	11,265	9,586
New York City Municipal Water Finance Authority Water Revenue	3.625%	6/15/48	3,585	3,116
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/48	1,910	1,845
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/48	21,960	22,538
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/48	2,560	2,688
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/48	22,620	23,358
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/49	20	15
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/49	11,850	11,314
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/49	5,250	5,020
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/49	11,040	10,557
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/49	9,490	9,075
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/49	18,875	19,566
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/49	3,055	3,173
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/49	5,015	5,226
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/49	3,565	3,733
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/50	970	719
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/50	105	78
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/50	150	112
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/50	1,950	1,863
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/50	10,560	10,091
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/50	40	38
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/50	8,710	8,323
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/50	10,955	11,464
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/50	165	173
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/50	5,500	5,774
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/51	25	18
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/51	2,375	2,271
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/52	13,710	13,074
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/52	3,435	3,618
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/52	12,975	14,066
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/53	4,830	5,267
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/54	8,020	8,732
New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/25	6,420	6,530
New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/25	265	269
New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/25	2,000	2,036
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/25	170	173
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/26	725	752
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/26	75	78
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/27	2,025	2,142
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/27	50	53
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/28	4,865	5,115
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/28	390	421
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/28	6,085	6,568
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/29	4,595	4,823
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/29	380	406
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	750	762
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	3,185	3,406
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	105	118
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	1,185	1,242
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	60	63
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	790	844
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	1,610	1,835
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	155	177
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/32	125	127
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/32	3,775	3,955
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/32	70	80
93

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/32	1,480	1,580
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/32	20	23
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/33	1,660	1,684
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/33	2,650	2,826
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/33	270	306
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/33	160	184
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/34	430	451
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/34	4,200	4,261
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/34	5,295	5,647
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/34	20	23
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/35	750	761
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/35	2,555	2,674
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/35	28,050	29,867
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/36	2,880	2,900
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/36	380	394
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/36	6,600	7,005
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/37	465	476
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/37	3,360	3,548
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/38	5,105	5,109
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/39	50	43
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/40	14,905	15,055
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/41	600	606
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/44	6,115	6,013
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/49	16,200	12,140
New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/24	750	752
New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/25	1,905	1,939
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/27	20	21
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/28	1,090	1,177
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/28	20	22
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/29	1,295	1,385
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/29	85	91
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/30	30	31
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/30	1,075	1,085
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/30	2,165	2,315
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/30	115	123
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/31	415	423
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/31	2,930	3,130
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/31	45	48
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/31	10	10
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.125%	7/15/32	630	605
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	145	155
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	2,080	2,220
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	665	709
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	1,375	1,386
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	1,675	1,786
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	50	53
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	165	176
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	3,715	3,745
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	190	193
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/35	2,280	2,451
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/36	135	137
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/36	990	993
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/36	250	252
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/36	65	70
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/37	5,280	5,317
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	6,185	6,271
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	345	347
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/40	4,240	4,160
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/40	4,080	4,103
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/42	180	174
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	4,625	4,824
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	2,795	2,915
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	5,670	5,696
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	27,000	27,219
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/45	10,060	9,581
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/46	3,000	2,869
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.500%	7/15/47	1,835	1,578
94

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/24	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	835	841
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	1,255	1,263
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	990	997
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	1,575	1,586
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/25	2,045	2,085
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	2,080	2,109
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	550	563
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	595	609
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	10,855	11,116
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	2,500	2,560
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/26	250	251
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	2,985	3,025
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	1,810	1,885
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	145	145
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	455	474
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	18,425	19,188
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	2,520	2,624
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	1,875	1,915
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	1,260	1,312
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	16,180	16,850
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/27	1,060	1,063
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	1,460	1,479
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	680	694
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	795	837
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	575	612
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	4,510	4,798
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	10,125	10,771
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	7,175	7,633
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	4,305	4,580
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	2,465	2,622
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	6,000	6,383
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	1,170	1,173
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	3,615	3,895
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	145	156
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	75	76
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	1,475	1,552
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	2,455	2,657
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	1,115	1,207
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	5,400	5,845
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	2,710	2,934
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	1,055	1,121
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	665	720
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	95	103
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/29	1,125	1,151
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/29	290	297
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/29	1,710	1,757
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/29	210	214
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/29	1,500	1,645
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/29	6,680	7,324
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	3,250	3,418
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	1,000	1,021
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	435	479
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	3,000	3,304
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	3,500	3,854
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	105	116
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	3,225	3,551
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/30	1,780	1,862
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/30	4,185	4,284
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/30	1,760	1,802
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/30	140	141
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/30	290	305
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/30	130	124
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/30	6,650	6,863
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/30	1,465	1,548
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/30	310	294
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	1,525	1,544
95

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	5,735	6,030
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	105	118
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	45	50
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	2,790	3,126
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	3,050	3,418
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	50	56
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	85	95
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	860	880
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	5,415	5,664
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	265	271
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/31	2,185	2,201
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/31	1,585	1,666
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/31	2,110	2,362
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	800	801
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	720	721
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	2,050	2,083
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	1,615	1,666
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	975	1,030
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	180	204
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	2,800	2,856
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	235	263
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	3,000	3,383
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	40	45
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	3,210	3,648
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	3,015	3,426
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	15	17
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/32	170	178
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/32	3,005	3,074
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/32	4,485	4,714
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/32	2,560	2,629
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/32	3,255	3,451
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/32	125	140
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	8,390	8,404
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	2,080	2,145
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	5,485	5,572
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	25	29
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	10,510	10,515
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	25	26
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	3,845	3,921
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	1,520	1,700
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	3,570	4,021
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	16,905	19,178
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	4,465	5,101
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	3,000	3,453
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/33	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/33	280	282
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/33	1,025	1,072
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	320	336
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	460	472
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	1,495	1,583
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	1,275	1,425
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	11,200	11,219
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	315	316
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	6,035	6,220
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	1,300	1,320
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	3,120	3,314
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	7,480	7,626
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	115	129
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	16,085	18,234
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	8,770	9,797
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	13,085	14,932
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	4,920	5,690
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/34	3,700	3,782
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	2,450	2,514
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	500	529
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	6,425	7,424
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	25	28
96

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	180	201
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	5,510	5,519
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	2,430	2,504
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	590	599
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	2,000	2,111
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	5,000	5,008
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	60	63
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	155	164
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	80	90
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	415	440
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/34	2,015	2,093
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	430	438
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	35	39
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	1,165	1,274
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	5,000	5,771
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	335	364
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	10	11
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/35	195	183
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	100	102
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	75	84
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/35	260	269
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	11,485	12,061
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	150	154
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	5,005	5,292
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	1,795	1,948
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	1,770	1,973
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	5,360	6,181
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.250%	8/1/35	100	96
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/35	25	25
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	2,000	2,003
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	3,295	3,301
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	5,000	5,274
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	3,000	3,179
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	40	45
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/35	4,850	5,013
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/35	45	47
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/35	90	93
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	660	673
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	140	152
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	2,180	2,378
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/35	2,000	2,322
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/36	6,415	6,433
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/36	3,420	3,430
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	705	735
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	35	39
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	20	23
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	360	361
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	3,595	3,697
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	3,600	3,770
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	3,585	3,671
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	95	103
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	3,610	3,803
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	1,285	1,472
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	1,335	1,337
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	5,635	5,715
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	2,640	2,777
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	125	132
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	30	32
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	500	514
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	6,035	6,830
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	1,270	1,271
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	110	121
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	8,890	9,818
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	15	17
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/36	1,670	1,923
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/37	1,600	1,447
97

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/37	3,070	3,189
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/37	1,030	1,155
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/37	40	45
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	1,080	1,087
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	3,490	3,561
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	3,130	3,199
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	1,035	1,085
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	60	65
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	2,915	3,210
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	85	96
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	3,110	3,150
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	30	32
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	3,335	3,745
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	8/1/37	3,680	3,903
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/37	250	222
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	3,575	3,617
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	4,955	5,052
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/37	10,000	10,978
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/37	475	475
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/37	1,590	1,818
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/37	1,750	2,001
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/38	835	722
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/38	1,350	1,370
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/38	2,700	2,745
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/38	1,965	1,998
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/38	5,100	5,282
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	3,890	3,939
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	75	78
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	8,465	9,058
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	2,315	2,408
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	5	6
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.500%	8/1/38	270	255
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	2,615	2,624
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	90	91
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	2,725	2,765
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	4,800	4,742
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	1,085	1,086
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	1,445	1,512
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	10,355	10,811
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	5,000	5,050
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	415	419
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	2,715	2,728
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	1,795	1,817
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/38	3,355	3,815
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/38	5,000	5,686
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/39	625	532
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/39	1,040	1,057
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/39	2,415	2,666
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/39	45	50
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	410	412
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	2,475	2,486
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	175	182
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	2,885	3,077
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	30	31
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	45	50
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.625%	8/1/39	625	585
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/39	1,490	1,473
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/39	11,925	11,909
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/39	3,000	3,016
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/39	11,620	11,628
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/39	4,790	4,986
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/39	9,525	10,570
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/39	300	258
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	6,440	6,442
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	1,825	1,833
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	455	455
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/39	2,395	2,502
98

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/39	4,915	5,562
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	4,450	4,517
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	9,300	10,182
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	15,340	15,619
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	1,460	1,617
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/40	3,760	3,172
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.625%	8/1/40	50	47
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/40	8,765	9,099
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/40	625	651
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	8/1/40	5,250	5,871
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	9,655	9,547
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	165	164
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/40	3,795	3,955
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/40	5,000	5,607
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/41	1,000	990
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/41	13,160	13,031
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/41	15	15
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/41	7,000	7,626
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/41	35	38
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/41	5,000	4,904
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/41	4,730	4,685
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/41	2,875	2,984
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/41	1,650	1,817
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/41	5,000	4,155
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/41	2,125	2,075
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/41	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/41	9,505	10,398
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/41	3,700	3,663
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/41	3,715	3,864
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/41	200	220
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/41	4,000	4,461
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.250%	2/1/42	270	230
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/42	155	150
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/42	5,790	6,277
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	255	246
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	18,050	17,570
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	5,000	4,923
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/42	1,695	1,857
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/42	1,050	853
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/42	4,335	4,227
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/42	3,505	3,505
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/42	3,500	3,633
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	8/1/42	2,785	3,083
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/42	10,430	10,174
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/42	10,000	9,754
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/42	5,000	5,548
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/43	150	147
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/43	670	655
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/43	2,000	2,053
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/43	10,130	10,926
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.250%	5/1/43	275	233
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/43	55	53
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/43	1,160	1,134
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/43	360	371
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/43	1,705	1,857
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/43	4,075	3,935
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/43	4,500	4,872
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/43	7,575	7,397
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/43	6,000	5,816
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/43	5,000	5,522
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/44	9,845	9,451
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/44	130	141
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/44	40	43
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/44	2,225	2,144
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/44	2,460	2,393
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/44	125	120
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/44	1,335	1,448
99

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/44	150	144
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/44	3,000	3,237
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/44	7,800	7,577
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/45	4,760	5,127
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/45	3,305	2,587
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/45	24,115	23,324
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/45	3,840	3,713
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/45	6,085	6,271
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/45	4,300	4,104
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/46	1,150	1,110
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/46	4,085	3,162
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/46	2,450	2,632
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/46	4,750	4,578
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/46	3,000	3,213
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/47	13,105	13,914
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/47	11,565	12,279
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	2/1/47	5,000	5,441
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/47	10,000	9,616
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/47	7,455	7,977
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/47	10,575	8,023
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/48	120	90
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/48	1,465	1,562
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/48	11,430	10,935
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/48	11,400	12,341
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/50	10,000	7,344
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	2.250%	2/1/51	1,915	1,116
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/51	7,620	5,563
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/51	2,000	1,900
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/51	1,000	950
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/51	6,500	6,174
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/51	13,765	14,489
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/53	5,000	4,696
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/53	2,070	2,188
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/31	205	207
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/33	2,190	2,210
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/34	100	101
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/41	10,530	10,593
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/24	600	600
New York City Transitional Finance Authority Income Tax Revenue	5.000%	8/1/24	3,385	3,395
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/25	1,955	2,002
New York City Transitional Finance Authority Income Tax Revenue	5.000%	8/1/26	10	10
New York City Transitional Finance Authority Income Tax Revenue	5.000%	8/1/27	425	450
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/27	4,900	5,213
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/28	4,800	5,196
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/29	4,000	4,405
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/30	4,900	5,491
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/31	1,505	1,710
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/32	4,000	4,604
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/33	5,000	5,825
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/34	3,000	3,489
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/34	3,000	3,489
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/34	4,000	4,676
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/35	3,000	3,481
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/35	3,000	3,481
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/35	4,000	4,653
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/36	3,000	3,456
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/36	1,000	1,152
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/37	1,000	1,141
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/37	2,000	2,283
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/37	4,185	4,781
New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/38	1,450	1,651
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/38	1,050	1,190
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/38	4,000	4,542
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/39	1,000	1,124
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/39	1,895	2,130
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/39	8,800	9,938
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/40	2,000	2,225
100

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/40	4,020	4,493
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/41	2,000	2,212
	New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/41	2,035	2,339
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/41	12,670	14,071
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/42	2,000	2,200
	New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/42	1,000	1,144
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/42	5	5
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/43	1,980	2,168
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/43	2,000	2,186
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/44	3,500	3,818
	New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/44	1,000	1,134
	New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/44	3,000	3,403
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/45	5,000	5,414
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/48	5,000	5,347
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/48	5,000	5,452
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/50	6,500	7,056
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/50	3,260	3,539
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	2/1/53	3,290	3,560
	New York City Transitional Finance Authority Income Tax Revenue	4.375%	5/1/53	2,500	2,465
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/53	5,000	5,298
	New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/53	2,595	2,865
	New York City Transitional Finance Authority Income Tax Revenue	4.250%	2/1/54	4,500	4,368
	New York City Transitional Finance Authority Income Tax Revenue, ETM	5.000%	11/1/25	210	214
	New York City Transitional Finance Authority Income Tax Revenue, ETM	5.000%	8/1/26	5	5
	New York City Transitional Finance Authority Income Tax Revenue, ETM	5.000%	8/1/27	575	606
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/33	4,400	4,592
	New York City Water & Sewer System Water Revenue	5.000%	6/15/28	360	389
	New York City Water & Sewer System Water Revenue	5.000%	6/15/31	1,370	1,554
[5]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/36	700	410
[5]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/37	1,415	781
[6]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/39	500	247
[5]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/40	650	301
[6]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/43	345	134
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	4.000%	11/15/45	100	93
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/45	1,890	1,906
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/47	12,525	3,869
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/55	5,000	981
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	400	329
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	4.000%	2/15/43	535	523
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/44	160	116
	New York NY GO	5.000%	8/1/24	3,275	3,285
	New York NY GO	5.000%	8/1/24	2,200	2,207
	New York NY GO	5.000%	8/1/24	745	747
	New York NY GO	5.000%	8/1/24	385	386
	New York NY GO	5.000%	8/1/24	45	45
	New York NY GO	5.000%	8/1/24	1,190	1,194
	New York NY GO	5.000%	8/1/24	3,155	3,165
	New York NY GO	5.000%	8/1/24	2,730	2,739
	New York NY GO	5.000%	8/1/24	1,050	1,053
	New York NY GO	5.000%	8/1/24	10	10
	New York NY GO	5.000%	8/1/24	1,445	1,450
	New York NY GO	5.000%	8/1/24	50	50
	New York NY GO	5.000%	8/1/24	15,000	15,047
	New York NY GO	5.000%	8/1/24	1,420	1,424
	New York NY GO	5.000%	8/1/24	13,870	13,913
	New York NY GO	5.000%	8/1/24	825	828
	New York NY GO	5.000%	8/1/25	1,335	1,361
	New York NY GO	5.000%	8/1/25	1,465	1,470
	New York NY GO	5.000%	8/1/25	2,285	2,329
	New York NY GO	5.000%	8/1/25	745	752
	New York NY GO	5.000%	8/1/25	7,485	7,631
	New York NY GO	5.000%	8/1/25	11,200	11,418
	New York NY GO	5.000%	8/1/25	1,130	1,152
	New York NY GO	5.000%	8/1/25	6,680	6,810
	New York NY GO	5.000%	8/1/25	1,780	1,815
	New York NY GO	5.000%	8/1/25	1,405	1,432
	New York NY GO	5.000%	8/1/25	4,055	4,134
101

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York NY GO	5.000%	8/1/25	5,425	5,531
New York NY GO	5.000%	8/1/25	1,780	1,815
New York NY GO	5.000%	8/1/25	1,500	1,529
New York NY GO	5.000%	8/1/25	5	5
New York NY GO	5.000%	9/1/25	2,600	2,654
New York NY GO	5.000%	3/1/26	2,710	2,712
New York NY GO	5.000%	3/1/26	3,400	3,503
New York NY GO	5.000%	8/1/26	2,115	2,172
New York NY GO	5.000%	8/1/26	5,535	5,627
New York NY GO	5.000%	8/1/26	690	714
New York NY GO	5.000%	8/1/26	6,660	6,891
New York NY GO	5.000%	8/1/26	4,095	4,237
New York NY GO	5.000%	8/1/26	11,255	11,281
New York NY GO	5.000%	8/1/26	290	300
New York NY GO	5.000%	8/1/26	635	657
New York NY GO	5.000%	8/1/26	17,715	18,329
New York NY GO	5.000%	8/1/26	3,050	3,156
New York NY GO	5.000%	8/1/26	1,130	1,169
New York NY GO	5.000%	8/1/26	5	5
New York NY GO	5.000%	3/1/27	1,675	1,676
New York NY GO	5.000%	3/1/27	125	131
New York NY GO	5.000%	8/1/27	7,200	7,390
New York NY GO	5.000%	8/1/27	10,845	11,022
New York NY GO	5.000%	8/1/27	1,620	1,636
New York NY GO	5.000%	8/1/27	4,355	4,508
New York NY GO	5.000%	8/1/27	3,165	3,335
New York NY GO	5.000%	8/1/27	195	195
New York NY GO	5.000%	8/1/27	265	279
New York NY GO	5.000%	8/1/27	6,300	6,588
New York NY GO	5.000%	8/1/27	4,800	5,058
New York NY GO	5.000%	8/1/27	1,785	1,881
New York NY GO	5.000%	8/1/27	6,340	6,680
New York NY GO	5.000%	8/1/27	1,085	1,143
New York NY GO	5.000%	8/1/27	3,690	3,888
New York NY GO	5.000%	8/1/27	130	137
New York NY GO	5.000%	9/1/27	50	53
New York NY GO	5.000%	3/1/28	2,000	2,002
New York NY GO	5.000%	8/1/28	270	274
New York NY GO	5.000%	8/1/28	1,055	1,065
New York NY GO	5.000%	8/1/28	160	165
New York NY GO	5.000%	8/1/28	12,705	13,270
New York NY GO	5.000%	8/1/28	4,600	4,851
New York NY GO	5.000%	8/1/28	915	977
New York NY GO	5.000%	8/1/28	5,225	5,608
New York NY GO	5.000%	8/1/28	5,445	5,585
New York NY GO	5.000%	8/1/28	12,440	13,352
New York NY GO	5.000%	8/1/28	13,780	14,790
New York NY GO	5.000%	8/1/28	1,070	1,148
New York NY GO	5.000%	8/1/28	105	113
New York NY GO	5.000%	8/1/28	1,000	1,073
New York NY GO	5.000%	8/1/28	5,440	5,839
New York NY GO	5.000%	8/1/28	4,870	5,136
New York NY GO	5.000%	8/1/28	1,435	1,540
New York NY GO	5.000%	9/1/28	5	5
New York NY GO	5.000%	10/1/28	35	38
New York NY GO	5.000%	8/1/29	2,060	2,079
New York NY GO	5.000%	8/1/29	6,470	6,685
New York NY GO	5.000%	8/1/29	35	37
New York NY GO	5.000%	8/1/29	50	51
New York NY GO	5.000%	8/1/29	2,375	2,527
New York NY GO	5.000%	8/1/29	15,355	16,764
New York NY GO	5.000%	8/1/29	1,000	1,092
New York NY GO	5.000%	8/1/29	10,560	11,529
New York NY GO	5.000%	8/1/29	1,305	1,425
New York NY GO	5.000%	8/1/29	3,715	4,056
New York NY GO	5.000%	8/1/29	1,975	2,156
New York NY GO	5.000%	8/1/29	1,000	1,092
102

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York NY GO	5.000%	8/1/29	95	104
New York NY GO	5.000%	9/1/29	160	175
New York NY GO	5.000%	10/1/29	110	120
New York NY GO	5.000%	3/1/30	9,860	9,860
New York NY GO	5.000%	4/1/30	870	958
New York NY GO	5.000%	8/1/30	350	358
New York NY GO	5.000%	8/1/30	2,230	2,302
New York NY GO	5.000%	8/1/30	3,585	3,700
New York NY GO	5.000%	8/1/30	1,835	1,951
New York NY GO	5.000%	8/1/30	3,705	4,100
New York NY GO	5.000%	8/1/30	14,000	15,493
New York NY GO	5.000%	8/1/30	4,070	4,504
New York NY GO	5.000%	8/1/30	6,575	7,276
New York NY GO	5.000%	8/1/30	1,975	2,186
New York NY GO	5.000%	8/1/30	4,590	5,079
New York NY GO	5.000%	8/1/30	1,230	1,331
New York NY GO	5.000%	8/1/30	385	426
New York NY GO	5.000%	10/1/30	3,000	3,279
New York NY GO	5.250%	10/1/30	1,350	1,435
New York NY GO	5.000%	12/1/30	490	509
New York NY GO	4.000%	8/1/31	5,000	5,058
New York NY GO	5.000%	8/1/31	5,515	5,645
New York NY GO	5.000%	8/1/31	85	85
New York NY GO	5.000%	8/1/31	25	27
New York NY GO	5.000%	8/1/31	13,420	14,851
New York NY GO	5.000%	8/1/31	5,045	5,583
New York NY GO	5.000%	8/1/31	5,000	5,610
New York NY GO	5.000%	8/1/31	1,235	1,367
New York NY GO	5.000%	8/1/31	120	130
New York NY GO	5.000%	8/1/31	40	45
New York NY GO	5.000%	10/1/31	40	44
New York NY GO	5.000%	10/1/31	3,000	3,373
New York NY GO	5.250%	10/1/31	8,065	8,564
New York NY GO	5.000%	12/1/31	200	207
New York NY GO	5.000%	4/1/32	215	240
New York NY GO	5.000%	5/1/32	20	23
New York NY GO	4.000%	8/1/32	470	475
New York NY GO	5.000%	8/1/32	110	110
New York NY GO	5.000%	8/1/32	140	141
New York NY GO	5.000%	8/1/32	1,185	1,281
New York NY GO	5.000%	8/1/32	65	69
New York NY GO	5.000%	8/1/32	1,890	2,092
New York NY GO	5.000%	8/1/32	170	170
New York NY GO	5.000%	8/1/32	2,320	2,636
New York NY GO	5.000%	8/1/32	2,765	3,060
New York NY GO	5.000%	8/1/32	5,000	5,681
New York NY GO	5.000%	8/1/32	90	101
New York NY GO	5.000%	8/1/32	190	216
New York NY GO	5.000%	10/1/32	235	257
New York NY GO	5.000%	10/1/32	25	28
New York NY GO	5.250%	10/1/32	20	21
New York NY GO	5.000%	12/1/32	45	47
New York NY GO	3.250%	3/1/33	85	84
New York NY GO	4.000%	3/1/33	430	427
New York NY GO	5.000%	3/1/33	3,000	3,433
New York NY GO	5.000%	4/1/33	2,040	2,169
New York NY GO	5.000%	4/1/33	4,440	4,961
New York NY GO	5.000%	4/1/33	125	140
New York NY GO	5.000%	4/1/33	5,000	5,727
New York NY GO	3.500%	6/1/33	95	94
New York NY GO	4.000%	8/1/33	90	91
New York NY GO	5.000%	8/1/33	1,000	1,009
New York NY GO	5.000%	8/1/33	145	150
New York NY GO	5.000%	8/1/33	150	162
New York NY GO	5.000%	8/1/33	1,500	1,661
New York NY GO	5.000%	8/1/33	310	343
New York NY GO	5.000%	8/1/33	8,825	9,769
103

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York NY GO	5.000%	8/1/33	5,060	5,819
New York NY GO	5.000%	8/1/33	1,105	1,240
New York NY GO	5.000%	10/1/33	1,555	1,696
New York NY GO	5.250%	10/1/33	250	266
New York NY GO	5.000%	12/1/33	2,385	2,472
New York NY GO	5.000%	12/1/33	770	826
New York NY GO	4.000%	3/1/34	150	149
New York NY GO	5.250%	3/1/34	2,510	2,689
New York NY GO	5.000%	4/1/34	1,205	1,282
New York NY GO	5.000%	4/1/34	10	11
New York NY GO	5.000%	4/1/34	5,000	5,794
New York NY GO	5.000%	5/1/34	35	40
New York NY GO	3.000%	8/1/34	525	479
New York NY GO	4.000%	8/1/34	125	128
New York NY GO	4.000%	8/1/34	445	460
New York NY GO	4.000%	8/1/34	75	78
New York NY GO	4.000%	8/1/34	105	106
New York NY GO	5.000%	8/1/34	2,145	2,315
New York NY GO	5.000%	8/1/34	55	61
New York NY GO	5.000%	8/1/34	5,000	5,757
New York NY GO	5.000%	8/1/34	475	547
New York NY GO	5.000%	8/1/34	20	22
New York NY GO	5.000%	9/1/34	85	97
New York NY GO	3.000%	10/1/34	520	475
New York NY GO	5.000%	10/1/34	615	670
New York NY GO	5.000%	10/1/34	70	80
New York NY GO	5.000%	12/1/34	100	104
New York NY GO	5.000%	12/1/34	940	1,009
New York NY GO	3.000%	3/1/35	2,105	1,954
New York NY GO	4.250%	3/1/35	9,355	9,356
New York NY GO	5.000%	3/1/35	5,000	5,791
New York NY GO	5.250%	3/1/35	6,000	6,427
New York NY GO	5.000%	4/1/35	460	489
New York NY GO	5.000%	4/1/35	2,050	2,348
New York NY GO	5.000%	4/1/35	365	407
New York NY GO	5.000%	4/1/35	5,000	5,796
New York NY GO	5.000%	5/1/35	2,500	2,830
New York NY GO	5.000%	6/1/35	5,000	5,061
New York NY GO	4.000%	8/1/35	185	186
New York NY GO	4.000%	8/1/35	25	25
New York NY GO	5.000%	8/1/35	205	226
New York NY GO	5.000%	8/1/35	1,145	1,314
New York NY GO	5.000%	8/1/35	240	260
New York NY GO	5.000%	9/1/35	270	306
New York NY GO	4.000%	10/1/35	140	144
New York NY GO	5.000%	10/1/35	990	1,042
New York NY GO	5.000%	10/1/35	310	352
New York NY GO	5.000%	12/1/35	820	849
New York NY GO	5.000%	12/1/35	170	182
New York NY GO	4.000%	3/1/36	10	10
New York NY GO	4.000%	3/1/36	70	71
New York NY GO	5.000%	3/1/36	410	454
New York NY GO	5.000%	3/1/36	7,000	8,035
New York NY GO	5.000%	4/1/36	10	11
New York NY GO	5.000%	4/1/36	1,000	1,135
New York NY GO	5.000%	4/1/36	5,050	5,799
New York NY GO	5.000%	6/1/36	180	182
New York NY GO	3.000%	8/1/36	2,075	1,877
New York NY GO	4.000%	8/1/36	170	170
New York NY GO	4.000%	8/1/36	45	46
New York NY GO	5.000%	8/1/36	1,475	1,676
New York NY GO	5.000%	8/1/36	1,535	1,744
New York NY GO	5.000%	8/1/36	70	77
New York NY GO	5.000%	9/1/36	45	51
New York NY GO	5.000%	10/1/36	35	39
New York NY GO	4.000%	12/1/36	25	25
New York NY GO	5.000%	12/1/36	130	139
104

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York NY GO	5.000%	3/1/37	70	77
New York NY GO	5.000%	4/1/37	30	32
New York NY GO	5.000%	4/1/37	1,730	1,942
New York NY GO	5.000%	5/1/37	40	44
New York NY GO	3.750%	6/1/37	165	160
New York NY GO	4.000%	8/1/37	1,685	1,704
New York NY GO	4.000%	8/1/37	1,485	1,499
New York NY GO	5.000%	8/1/37	1,000	1,026
New York NY GO	5.000%	8/1/37	835	938
New York NY GO	5.000%	8/1/37	1,500	1,684
New York NY GO	5.000%	9/1/37	85	94
New York NY GO	4.000%	10/1/37	10	10
New York NY GO	5.000%	10/1/37	160	167
New York NY GO	5.000%	10/1/37	1,255	1,395
New York NY GO	5.000%	12/1/37	40	42
New York NY GO	5.000%	12/1/37	360	371
New York NY GO	3.500%	3/1/38	375	349
New York NY GO	5.000%	3/1/38	70	76
New York NY GO	3.375%	4/1/38	135	123
New York NY GO	5.000%	4/1/38	3,000	3,349
New York NY GO	4.000%	8/1/38	3,575	3,590
New York NY GO	4.000%	8/1/38	2,050	2,052
New York NY GO	5.000%	8/1/38	7,075	7,233
New York NY GO	5.000%	8/1/38	45	49
New York NY GO	5.000%	8/1/38	1,795	2,006
New York NY GO	5.000%	8/1/38	1,030	1,151
New York NY GO	5.000%	9/1/38	5	6
New York NY GO	5.000%	10/1/38	4,005	4,174
New York NY GO	5.000%	10/1/38	45	48
New York NY GO	5.250%	10/1/38	60	68
New York NY GO	5.000%	12/1/38	1,000	1,027
New York NY GO	5.000%	12/1/38	5,075	5,371
New York NY GO	4.000%	3/1/39	1,505	1,469
New York NY GO	5.000%	3/1/39	30	32
New York NY GO	5.000%	3/1/39	3,000	3,356
New York NY GO	5.000%	4/1/39	5,975	6,273
New York NY GO	5.000%	4/1/39	2,000	2,218
New York NY GO	5.250%	5/1/39	4,425	4,945
New York NY GO	4.000%	8/1/39	595	591
New York NY GO	4.000%	8/1/39	4,000	3,973
New York NY GO	4.000%	8/1/39	65	64
New York NY GO	5.000%	8/1/39	4,095	4,359
New York NY GO	5.000%	8/1/39	1,000	1,113
New York NY GO	5.000%	10/1/39	1,250	1,299
New York NY GO	5.250%	10/1/39	1,000	1,123
New York NY GO	5.000%	12/1/39	90	95
New York NY GO	5.000%	3/1/40	20	21
New York NY GO	5.000%	4/1/40	2,100	2,314
New York NY GO	4.250%	5/1/40	11,500	11,633
New York NY GO	5.250%	5/1/40	4,500	5,002
New York NY GO	4.000%	8/1/40	4,230	4,195
New York NY GO	4.000%	8/1/40	3,550	3,496
New York NY GO	4.000%	8/1/40	30	30
New York NY GO	5.000%	8/1/40	2,345	2,592
New York NY GO	4.000%	10/1/40	6,000	5,950
New York NY GO	4.000%	10/1/40	655	640
New York NY GO	5.250%	10/1/40	15	17
New York NY GO	5.000%	12/1/40	2,660	2,807
New York NY GO	3.000%	3/1/41	75	61
New York NY GO	5.000%	4/1/41	3,645	3,999
New York NY GO	5.250%	5/1/41	2,450	2,711
New York NY GO	4.000%	8/1/41	2,505	2,456
New York NY GO	4.000%	8/1/41	4,545	4,457
New York NY GO	5.000%	8/1/41	10	11
New York NY GO	5.000%	8/1/41	4,750	5,023
New York NY GO	5.000%	9/1/41	35	38
New York NY GO	3.000%	10/1/41	5,110	4,154
105

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York NY GO	4.000%	10/1/41	7,930	7,689
	New York NY GO	5.250%	10/1/41	4,000	4,445
	New York NY GO	4.000%	12/1/41	1,180	1,155
	New York NY GO	5.000%	12/1/41	1,840	1,881
	New York NY GO	4.000%	3/1/42	3,695	3,615
	New York NY GO	4.000%	3/1/42	25	24
	New York NY GO	5.000%	3/1/42	40	43
	New York NY GO	5.250%	5/1/42	110	121
	New York NY GO	4.000%	8/1/42	9,160	8,925
	New York NY GO	4.000%	8/1/42	5,120	5,008
	New York NY GO	5.000%	8/1/42	2,415	2,580
	New York NY GO	5.000%	8/1/42	3,380	3,704
	New York NY GO	5.000%	9/1/42	1,480	1,610
	New York NY GO	3.250%	10/1/42	1,365	1,147
	New York NY GO	5.000%	10/1/42	3,000	3,170
	New York NY GO	5.250%	10/1/42	11,450	12,668
	New York NY GO	4.000%	12/1/42	1,365	1,326
	New York NY GO	3.500%	3/1/43	155	134
	New York NY GO	5.000%	3/1/43	100	106
	New York NY GO	5.000%	3/1/43	5,000	5,478
	New York NY GO	5.000%	4/1/43	19,495	20,314
	New York NY GO	5.250%	4/1/43	2,600	2,876
	New York NY GO	5.000%	8/1/43	2,660	2,832
	New York NY GO	5.000%	8/1/43	4,300	4,691
	New York NY GO	5.000%	10/1/43	5,000	5,268
	New York NY GO	5.250%	10/1/43	2,000	2,202
	New York NY GO	4.000%	12/1/43	1,195	1,111
	New York NY GO	4.000%	12/1/43	4,000	3,851
	New York NY GO	4.000%	3/1/44	1,000	970
	New York NY GO	5.000%	4/1/44	2,500	2,728
	New York NY GO	5.250%	4/1/44	45	50
	New York NY GO	4.000%	8/1/44	7,460	7,137
	New York NY GO	5.000%	8/1/44	1,000	1,086
	New York NY GO	3.000%	10/1/44	900	701
	New York NY GO	5.000%	12/1/44	13,515	14,154
	New York NY GO	3.000%	3/1/45	50	39
	New York NY GO	3.625%	3/1/45	225	196
	New York NY GO	5.000%	3/1/45	5,000	5,425
	New York NY GO	5.500%	5/1/45	1,350	1,498
	New York NY GO	3.000%	8/1/45	250	192
	New York NY GO	4.000%	3/1/46	6,000	5,781
	New York NY GO	3.500%	4/1/46	2,740	2,313
	New York NY GO	5.500%	5/1/46	2,000	2,213
	New York NY GO	5.250%	4/1/47	6,500	7,082
	New York NY GO	5.000%	8/1/47	19,870	21,026
	New York NY GO	5.000%	8/1/47	2,160	2,314
	New York NY GO	5.250%	10/1/47	5,500	5,969
	New York NY GO	5.500%	4/1/48	7,500	8,374
	New York NY GO	5.250%	3/1/49	6,000	6,542
	New York NY GO	5.500%	4/1/49	5,000	5,569
	New York NY GO	4.500%	5/1/49	10,050	10,129
	New York NY GO	4.000%	3/1/50	18,750	17,789
	New York NY GO	5.000%	3/1/50	1,675	1,757
	New York NY GO	4.000%	4/1/50	5,000	4,743
	New York NY GO	5.000%	4/1/50	2,500	2,667
	New York NY GO	3.000%	8/1/50	25	18
	New York NY GO	3.000%	3/1/51	1,970	1,413
[5]	New York NY GO	3.000%	3/1/51	8,165	5,898
	New York NY GO	5.000%	8/1/51	12,260	13,012
	New York NY GO	5.250%	3/1/53	18,000	19,505
	New York NY GO	4.125%	8/1/53	1,150	1,103
	New York NY GO	4.125%	3/1/54	9,000	8,616
	New York NY GO	5.250%	4/1/54	12,500	13,531
[7]	New York NY GO PUT, 9.000% coupon rate effective 12/1/25	5.000%	12/1/25	2,000	2,022
[6]	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/27	910	970
[6]	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/28	1,400	1,523
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/45	9,900	9,594
106

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/48	2,600	2,818
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/50	6,110	5,819
[6]	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/53	4,450	4,769
[6]	New York Power Authority Electric Power & Light Revenue	5.125%	11/15/58	5,000	5,384
	New York Power Authority Electric Power & Light Revenue	3.250%	11/15/60	8,000	5,706
[6]	New York Power Authority Electric Power & Light Revenue	5.125%	11/15/63	3,000	3,218
[6]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/47	5,000	4,827
[6]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/61	5,000	4,658
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	25	25
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	785	799
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/27	215	229
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	30	32
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/28	560	610
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	245	276
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	115	119
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	100	115
[9]	New York State Dormitory Authority College & University Revenue	5.500%	7/1/31	85	94
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	2,000	2,104
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/32	50	59
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	80	83
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	2,710	2,751
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	150	158
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	80	88
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/33	40	47
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	510	518
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	1,520	1,597
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	85	93
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/34	60	71
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	845	853
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	2,525	2,562
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	1,305	1,312
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	7,700	7,609
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/36	1,800	1,858
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/38	600	635
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/38	14,555	15,506
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/39	4,900	4,901
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	1,925	1,975
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	45	42
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	2,850	2,864
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/41	2,000	1,669
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/41	865	848
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/41	2,290	2,340
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/42	1,295	1,376
	New York State Dormitory Authority College & University Revenue	5.000%	7/15/42	3,000	3,023
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/43	1,350	1,301
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/44	5,670	5,457
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/45	100	101
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	7,130	8,204
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/47	500	455
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/48	190	192
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/48	6,000	6,848
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/49	6,750	6,384
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/49	5,715	5,959
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/49	6,250	6,478
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/49	1,750	1,856
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/50	30	28
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/50	8,675	9,009
	New York State Dormitory Authority College & University Revenue	5.000%	7/15/50	5,000	4,891
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/51	5,475	5,765
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/52	2,495	2,197
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/54	1,930	2,026
	New York State Dormitory Authority College & University Revenue	5.500%	7/1/54	20,000	22,462
	New York State Dormitory Authority College & University Revenue (New School Project)	4.000%	7/1/43	155	146
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	125	129
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	170	175
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	5,285	5,449
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	12,900	13,301
107

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	1,460	1,505
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/27	2,650	2,782
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	25	27
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	35	37
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	425	454
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	10	11
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	2,500	2,673
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	165	170
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	1,240	1,309
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	80	80
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	860	899
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	350	353
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	615	620
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	830	901
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	2,295	2,317
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	5,695	6,194
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	3,550	3,554
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	1,245	1,354
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	4,210	4,579
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	110	120
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	805	876
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	4,790	5,210
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	3,225	3,254
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	3,550	3,921
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	510	532
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	510	537
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	225	225
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	685	686
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	835	848
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	2,030	2,050
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	125	138
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	7,500	8,295
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	25	27
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	155	168
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	130	144
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	4,500	4,977
New York State Dormitory Authority Income Tax Revenue	5.000%	9/15/30	1,080	1,164
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/31	1,265	1,265
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	655	661
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	1,120	1,169
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	1,405	1,554
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	1,505	1,530
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	7,410	7,484
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	6,615	6,623
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	1,275	1,431
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	7,230	8,114
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	7,500	8,417
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	75	81
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	5	5
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	35	39
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	3,400	3,816
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	3,595	3,754
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	10,985	11,084
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	1,500	1,581
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	5,805	5,857
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	6,085	6,727
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/32	5,135	5,169
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	4,635	4,641
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	16,365	16,632
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	45	49
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	3,725	4,154
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	5,145	5,850
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	1,040	1,119
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	5,115	5,816
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	5,065	5,759
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	4,575	4,615
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	5,000	5,044
108

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	3,880	4,285
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	30	32
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	8,785	8,871
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	1,050	1,077
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	400	400
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	40	46
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	1,205	1,342
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	1,460	1,579
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	4,130	4,752
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	835	950
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/33	4,710	4,803
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/34	1,195	1,218
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/34	45	45
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	8,050	8,484
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	310	342
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	5	5
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	2,970	2,994
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/34	325	339
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/34	135	142
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	1,910	1,939
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	6,845	6,907
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	270	292
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	3,000	3,458
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	2,855	3,247
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	165	169
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/35	70	71
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/35	5	5
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	45	50
New York State Dormitory Authority Income Tax Revenue	3.250%	3/15/35	18,765	17,887
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/35	5,230	5,440
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/35	1,250	1,311
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	3,775	3,808
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	120	123
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	440	441
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	125	142
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	1,415	1,528
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	1,000	1,163
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/36	455	469
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	15	15
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	290	304
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	5,245	5,448
New York State Dormitory Authority Income Tax Revenue	3.250%	3/15/36	2,195	2,026
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/36	5,130	5,295
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	1,685	1,687
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	12,040	12,317
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	7,595	7,694
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	1,770	1,904
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	240	270
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	45	51
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	2,440	2,817
New York State Dormitory Authority Income Tax Revenue	3.000%	2/15/37	245	219
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/37	1,520	1,547
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	505	527
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	370	372
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	235	243
New York State Dormitory Authority Income Tax Revenue	3.500%	3/15/37	165	158
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/37	3,330	3,392
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/37	210	215
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/37	2,000	2,002
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/37	430	460
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/37	90	101
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/37	90	97
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/38	3,130	3,171
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	825	852
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	915	953
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	1,240	1,247
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/38	10	9
109

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/38	8,020	8,154
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/38	215	219
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/38	1,455	1,457
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/38	5,040	5,363
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/38	3,145	3,559
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	3,200	3,253
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	1,340	1,347
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	3,295	3,318
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	5,030	5,064
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/39	7,000	7,418
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/39	5,025	5,031
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/39	3,005	3,373
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/40	4,690	4,690
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/40	2,050	2,082
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/40	1,000	845
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/40	4,195	4,196
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/40	30	30
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/40	110	115
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/40	7,000	7,796
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/41	1,710	1,735
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/41	60	64
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/41	1,400	1,165
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/41	4,830	4,032
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/41	15	15
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/41	5,000	5,264
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/41	2,000	2,215
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	2,095	2,163
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	11,705	11,753
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	5,000	5,066
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/42	2,500	2,053
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	6,990	6,897
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	960	947
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/42	270	284
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/42	13,500	14,878
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/43	6,500	6,580
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/43	2,500	2,578
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/43	20	20
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/43	1,050	1,029
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/43	6,100	6,691
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/44	2,210	2,132
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/44	11,500	11,536
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/44	600	602
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/44	30	29
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/44	3,180	3,100
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/44	250	262
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/44	5,000	5,006
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/44	5,650	6,178
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/45	15	14
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/45	1,575	1,579
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/45	11,590	11,220
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/45	10,000	9,694
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/45	1,530	1,588
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/46	9,365	8,919
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/46	10,000	9,628
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/46	45	43
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/46	735	783
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/47	23,520	22,518
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/47	5,450	5,157
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/47	1,330	1,273
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/47	1,530	1,591
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/48	4,030	4,211
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/48	315	301
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/48	17,645	16,768
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/48	2,500	2,387
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/48	8,000	8,740
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/49	3,000	2,852
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/49	15,000	11,446
110

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/49	35	33
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/49	8,975	8,542
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/49	10,000	10,890
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/50	3,000	2,278
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/51	5,540	4,169
	New York State Dormitory Authority Income Tax Revenue	3.500%	3/15/52	13,175	11,160
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/52	12,000	12,996
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/54	15,000	14,055
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	520	526
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	50	51
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	5,090	5,146
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	1,225	1,239
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	1,850	1,876
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	1,705	1,729
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	2,300	2,329
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	50	51
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/26	590	607
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/26	1,050	1,081
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/26	2,490	2,561
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/27	1,635	1,714
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/27	35	37
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/27	145	153
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/27	180	190
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/28	3,275	3,529
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/25	1,100	1,114
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	3/15/25	15	15
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	3/15/25	6,000	6,085
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	3/15/25	320	325
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	9/15/25	115	116
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	9/15/25	65	67
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/26	680	708
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/26	9,165	9,546
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/27	2,845	2,989
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/27	10,630	11,310
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/24	1,350	1,357
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/24	5	5
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/25	5	5
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	5	5
[5]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	1,000	1,040
[5]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/27	115	122
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/28	1,100	1,139
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/28	1,675	1,767
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	10,090	10,614
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/31	1,500	1,411
[6]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/31	110	118
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/32	10	11
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/32	1,500	1,389
[5]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/32	85	95
[6]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/32	4,015	4,298
[6]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/33	240	257
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/33	125	131
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/34	15	17
[5]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/34	140	156
[5]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/35	930	1,033
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/36	3,025	3,451
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/37	3,020	3,412
[5]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/37	85	93
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/38	3,000	3,371
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/39	3,000	3,338
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/40	3,000	3,315
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/41	3,000	3,302
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/42	3,000	3,280
[5]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/42	6,000	6,413
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	3/15/43	2,215	2,168
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.250%	3/15/44	3,000	3,230
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Bond Financing Program)	5.000%	10/1/26	70	73
111

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/24	1,400	1,408
[6]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/25	2,100	2,147
[6]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/26	2,875	2,989
[6]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/27	690	734
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/28	10	10
[6]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/28	1,900	2,056
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/29	2,285	2,361
[6]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/29	2,900	3,195
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/30	3,295	3,400
[6]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/30	2,900	3,255
[5]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/31	1,730	1,934
[6]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/31	3,015	3,433
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/32	2,225	2,295
[6]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/32	3,000	3,461
[6]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/33	1,075	1,257
[6]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/34	3,120	3,521
[6]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/35	3,500	3,935
[5]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/36	5	6
[6]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/36	1,015	1,132
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/24	270	271
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/25	35	36
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/31	1,630	1,682
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/27	100	103
[6]	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/30	2,475	2,652
[6]	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/34	1,635	1,746
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/26	1,095	1,129
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/29	1,790	1,947
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/30	1,000	1,067
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/30	12,330	13,638
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/31	1,010	1,134
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/32	175	197
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/33	6,730	7,552
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/34	2,525	2,645
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/34	2,300	2,580
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/35	280	313
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/36	1,530	1,702
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/37	295	301
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/38	6,030	6,119
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/39	1,505	1,514
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/40	8,250	8,252
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/42	7,285	7,152
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/42	6,105	6,024
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/43	2,500	2,447
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/47	730	698
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	65	75
112

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/53	1,075	1,135
New York State Dormitory Authority Miscellaneous Revenue	2.250%	7/1/41	2,365	1,660
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	4,300	4,305
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	2,060	2,138
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	540	568
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	90	96
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	125	134
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	4,715	4,795
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	230	242
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	1,845	1,967
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	2,030	2,064
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	1,955	2,028
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	80	86
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	4,345	4,350
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	5,105	5,186
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	2,515	2,603
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	135	142
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	820	874
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	115	123
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	560	597
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	2,145	2,147
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	5,115	5,196
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	2,810	2,902
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	290	305
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	2,025	2,156
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	240	257
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	400	426
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	11,205	11,217
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	3,695	3,753
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	370	394
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	3,525	3,749
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	3,450	3,559
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	145	155
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	2,210	2,212
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	3,525	3,580
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	10,775	11,114
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	4,900	5,245
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	205	218
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	50	52
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	365	388
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	910	911
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	7,975	8,097
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	11,835	12,205
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	885	924
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	525	557
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	315	337
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	350	372
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	535	551
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	5,820	6,069
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	4,660	4,974
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	395	419
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	2,330	2,396
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	50	52
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	8,565	9,057
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	145	153
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	2,400	2,554
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	1,000	1,037
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	10,510	11,061
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	2,000	2,105
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	6,500	6,881
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	5,000	5,172
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	300	300
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	1,875	1,960
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	55	58
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	12,000	12,510
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	2,800	2,884
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	3,060	3,205
113

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	430	450
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	245	255
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	16,000	16,617
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	465	477
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	5,045	5,229
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	195	203
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	4,000	4,146
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/44	4,535	4,409
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/44	11,745	11,758
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/44	2,550	2,650
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/44	15,000	15,377
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/45	15,000	14,480
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/45	4,310	4,456
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/45	20,000	20,103
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/46	15,965	15,305
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/47	4,000	3,810
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/47	4,980	4,758
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/48	17,890	17,052
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/48	120	124
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	1,630	1,652
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	10	10
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	280	284
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	2,830	2,869
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/26	315	325
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/26	35	36
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/27	25	26
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/25	955	968
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/25	2,290	2,321
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/25	1,930	1,974
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/25	270	276
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/25	3,485	3,553
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/26	2,525	2,635
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/25	1,905	1,939
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/26	1,005	1,041
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/27	120	127
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/30	320	360
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/31	420	479
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/32	55	64
New York State Environmental Facilities Corp. Water Revenue	4.000%	9/15/33	2,050	2,065
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/35	75	79
New York State Environmental Facilities Corp. Water Revenue	3.000%	6/15/38	100	88
New York State Environmental Facilities Corp. Water Revenue	3.000%	6/15/40	3,500	2,986
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/41	3,945	4,001
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/42	660	687
New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/46	310	298
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/48	3,015	3,127
New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/49	2,485	2,384
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/49	3,035	3,282
New York State Environmental Facilities Corp. Water Revenue	5.250%	9/15/52	8,540	9,259
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/53	3,445	3,678
New York State Environmental Facilities Corp. Water Revenue	5.250%	6/15/53	6,500	7,129
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	11/1/38	960	905
New York State Thruway Authority Highway Revenue	5.000%	1/1/25	1,565	1,565
New York State Thruway Authority Highway Revenue	5.000%	1/1/25	350	353
New York State Thruway Authority Highway Revenue	5.000%	1/1/25	3,900	3,937
New York State Thruway Authority Highway Revenue	5.000%	1/1/26	1,250	1,250
New York State Thruway Authority Highway Revenue	5.000%	1/1/26	5,400	5,550
New York State Thruway Authority Highway Revenue	5.000%	1/1/27	5,300	5,547
New York State Thruway Authority Highway Revenue	5.000%	1/1/28	8,035	8,105
New York State Thruway Authority Highway Revenue	5.000%	1/1/28	3,250	3,470
New York State Thruway Authority Highway Revenue	5.000%	1/1/29	1,300	1,311
New York State Thruway Authority Highway Revenue	5.000%	1/1/29	375	406
New York State Thruway Authority Highway Revenue	5.000%	1/1/30	1,350	1,361
New York State Thruway Authority Highway Revenue	5.000%	1/1/30	55	61
New York State Thruway Authority Highway Revenue	5.000%	1/1/31	3,150	3,175
New York State Thruway Authority Highway Revenue	5.000%	1/1/31	125	134
New York State Thruway Authority Highway Revenue	5.000%	1/1/32	2,160	2,177
114

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Thruway Authority Highway Revenue	5.000%	1/1/32	5,000	5,710
	New York State Thruway Authority Highway Revenue	5.000%	1/1/33	275	293
	New York State Thruway Authority Highway Revenue	5.000%	1/1/33	4,000	4,624
	New York State Thruway Authority Highway Revenue	5.000%	1/1/34	4,000	4,677
	New York State Thruway Authority Highway Revenue	5.000%	1/1/35	125	133
	New York State Thruway Authority Highway Revenue	5.000%	1/1/35	2,750	3,198
	New York State Thruway Authority Highway Revenue	4.000%	1/1/36	2,515	2,573
	New York State Thruway Authority Highway Revenue	4.000%	1/1/36	145	151
	New York State Thruway Authority Highway Revenue	5.000%	1/1/36	3,000	3,287
	New York State Thruway Authority Highway Revenue	5.000%	1/1/36	9,000	10,379
	New York State Thruway Authority Highway Revenue	3.500%	1/1/37	280	273
	New York State Thruway Authority Highway Revenue	4.000%	1/1/37	85	87
	New York State Thruway Authority Highway Revenue	4.000%	1/1/37	120	124
	New York State Thruway Authority Highway Revenue	5.000%	1/1/37	7,000	7,988
	New York State Thruway Authority Highway Revenue	5.000%	1/1/38	1,500	1,693
	New York State Thruway Authority Highway Revenue	4.000%	1/1/39	100	101
	New York State Thruway Authority Highway Revenue	4.000%	1/1/40	100	100
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	4,575	4,492
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	25	25
	New York State Thruway Authority Highway Revenue	5.000%	1/1/41	1,030	1,042
	New York State Thruway Authority Highway Revenue	5.000%	1/1/41	11,175	11,178
	New York State Thruway Authority Highway Revenue	5.000%	1/1/42	2,000	2,199
	New York State Thruway Authority Highway Revenue	5.000%	1/1/43	3,000	3,283
	New York State Thruway Authority Highway Revenue	4.000%	1/1/44	5,000	4,854
	New York State Thruway Authority Highway Revenue	5.000%	1/1/44	2,500	2,727
	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	4,210	4,003
	New York State Thruway Authority Highway Revenue	3.000%	1/1/46	1,000	773
	New York State Thruway Authority Highway Revenue	4.000%	1/1/47	5,710	5,448
	New York State Thruway Authority Highway Revenue	4.000%	1/1/47	5,860	5,583
	New York State Thruway Authority Highway Revenue	3.000%	1/1/48	7,825	5,903
	New York State Thruway Authority Highway Revenue	4.000%	1/1/48	7,500	7,105
	New York State Thruway Authority Highway Revenue	3.000%	1/1/49	230	172
	New York State Thruway Authority Highway Revenue	4.000%	1/1/49	9,765	9,206
	New York State Thruway Authority Highway Revenue	5.000%	1/1/49	3,000	3,216
	New York State Thruway Authority Highway Revenue	3.000%	1/1/50	5,000	3,715
	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	1,245	1,143
	New York State Thruway Authority Highway Revenue	3.000%	1/1/51	5,000	3,666
	New York State Thruway Authority Highway Revenue	4.000%	1/1/51	125	113
	New York State Thruway Authority Highway Revenue	5.000%	1/1/51	11,205	11,261
[6]	New York State Thruway Authority Highway Revenue	3.000%	1/1/53	390	278
	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	10,000	9,087
[6]	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	12,500	11,814
	New York State Thruway Authority Highway Revenue	5.250%	1/1/54	4,000	4,335
	New York State Thruway Authority Highway Revenue	4.000%	1/1/56	790	700
	New York State Thruway Authority Highway Revenue	5.250%	1/1/56	6,325	6,407
	New York State Thruway Authority Highway Revenue Tolls	5.000%	1/1/27	215	215
	New York State Thruway Authority Highway Revenue Tolls	5.000%	1/1/46	1,410	1,420
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/28	1,195	1,281
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/29	12,690	13,856
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/31	6,080	6,864
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/32	1,050	1,202
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/33	135	155
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/34	6,200	7,125
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/35	230	263
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/36	150	171
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/37	165	186
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/38	3,840	4,294
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/39	550	611
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/40	5,690	6,279
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/41	165	181
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/42	225	246
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/43	35	34
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/44	8,615	8,342
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/46	715	767
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/49	10	9
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/50	2,025	1,904
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/51	2,810	2,634
115

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Thruway Authority Income Tax Revenue	5.000%	3/15/55	14,150	14,888
New York State Thruway Authority Income Tax Revenue	4.125%	3/15/57	14,275	13,239
New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/29	12,570	13,725
New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/31	7,840	8,851
New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/32	18,945	21,345
New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/33	2,355	2,650
New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/34	3,000	3,369
New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/35	105	118
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/39	245	247
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/40	7,000	7,002
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/41	10,480	10,353
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/47	6,050	5,755
New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/48	8,915	6,721
New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/50	7,500	5,530
New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/51	30	22
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/55	7,940	7,241
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/59	7,000	6,311
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	1,570	1,601
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	3,435	3,542
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	3,000	3,093
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	65	67
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	15	16
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	370	377
New York State Urban Development Corp. Income Tax Revenue	5.000%	9/15/28	1,855	2,005
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	1,070	1,089
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	115	118
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	260	284
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	500	522
New York State Urban Development Corp. Income Tax Revenue	5.000%	9/15/29	675	743
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	1,635	1,815
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	435	443
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	3,825	4,246
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	1,175	1,225
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	7,145	7,312
New York State Urban Development Corp. Income Tax Revenue	5.000%	9/15/30	23,735	26,559
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	13,655	14,364
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	55	56
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	5,290	5,923
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	30	33
New York State Urban Development Corp. Income Tax Revenue	5.000%	9/15/31	23,430	26,595
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	1,485	1,548
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	1,205	1,226
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	1,815	2,030
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	1,700	1,788
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	1,660	1,896
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	1,700	1,730
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	7,015	7,828
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	6,285	6,961
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	2,055	2,142
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	10,000	11,557
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/34	6,260	6,520
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/34	765	795
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	235	245
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	865	880
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	3,815	3,899
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	5,000	5,255
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	270	291
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	10,000	11,602
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/35	1,165	1,205
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	115	120
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	260	266
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	1,370	1,472
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	1,325	1,472
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	1,835	2,039
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	45	51
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/36	5,180	5,321
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/36	55	55
116

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	740	817
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	6,375	6,677
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	475	525
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	3,810	4,081
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	140	159
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/37	5,100	5,204
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/37	6,890	6,916
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/37	710	722
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/37	4,450	4,879
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/37	825	879
New York State Urban Development Corp. Income Tax Revenue	5.250%	3/15/37	100	114
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/38	30	30
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/38	475	517
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/38	25	26
New York State Urban Development Corp. Income Tax Revenue	5.250%	3/15/38	25	28
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/39	1,145	1,157
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/39	10	10
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/39	20	21
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/39	45	48
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	2,085	1,720
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	24,560	20,257
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/40	2,010	2,015
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/40	100	105
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/40	3,775	3,907
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/40	10,190	11,299
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/41	3,720	3,701
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/41	3,500	3,758
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/41	7,340	7,586
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/41	120	126
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/41	10,700	11,803
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/42	13,610	13,446
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/42	4,100	4,051
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	2,030	2,130
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	3,105	3,205
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	205	219
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/43	1,530	1,487
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/43	6,115	6,511
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/43	7,795	8,499
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/44	12,535	12,088
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/44	365	387
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/44	120	125
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/45	3,515	3,407
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/45	13,190	12,786
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/45	16,510	17,239
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/45	12,280	12,375
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/46	6,000	5,777
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/46	5,520	5,277
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/46	13,865	13,311
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/47	6,025	4,528
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/47	16,240	15,470
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/47	1,650	1,570
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/47	4,480	4,708
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/48	9,415	6,986
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/48	925	686
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/48	3,000	3,201
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/49	28,440	26,819
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/49	1,185	1,117
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/50	4,845	3,515
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/50	6,610	4,795
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/50	10,000	10,447
New York State Urban Development Corp. Income Tax Revenue, ETM	5.000%	3/15/25	1,590	1,612
New York State Urban Development Corp. Income Tax Revenue, ETM	5.000%	3/15/25	2,260	2,292
New York State Urban Development Corp. Income Tax Revenue, ETM	5.000%	3/15/25	150	152
New York State Urban Development Corp. Income Tax Revenue, ETM	5.000%	3/15/25	6,315	6,399
New York State Urban Development Corp. Income Tax Revenue, ETM	5.000%	3/15/27	1,345	1,413
New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	9/15/25	100	102
New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	9/15/25	705	721
117

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/26	12,385	12,758
New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/26	1,370	1,414
New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/27	190	200
New York State Urban Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/37	5,750	6,592
New York State Urban Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/51	4,500	4,790
New York State Urban Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/53	4,935	5,237
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/28	745	801
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/30	50	56
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/32	150	171
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/35	280	306
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/36	445	485
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/36	55	62
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/38	3,005	3,070
New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/40	7,485	6,284
New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/41	2,040	1,682
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/41	14,160	15,050
New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/42	18,140	14,711
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/42	1,805	1,790
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/43	35	34
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/43	17,175	16,854
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/44	17,060	16,631
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/44	4,225	4,135
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/45	10,000	9,613
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/45	25	24
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/46	2,775	2,683
New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/49	2,560	1,895
New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/50	5,855	4,286
New York State Urban Development Corp. Lease (Appropriation) Revenue	2.625%	3/15/51	1,050	684
New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/30	2,090	2,281
New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/36	2,020	2,172
New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/38	500	531
Oneida County Local Development Corp. College & University Revenue (Hamilton College Project)	5.000%	7/1/51	2,000	2,152
Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	5.000%	12/1/45	8,650	9,115
Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	4.000%	12/1/49	2,915	2,780
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/25	4,790	4,912
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/26	595	604
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/26	10	10
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/26	3,230	3,377
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/27	1,910	1,949
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/27	2,470	2,635
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.375%	3/1/28	15	16
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/28	3,420	3,489
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/28	20	21
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/28	1,415	1,541
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/29	3,955	4,034
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/30	230	233
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/30	300	323
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/30	365	372
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/30	3,000	3,376
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.500%	7/15/31	10	10
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/31	400	429
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/31	130	145
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/31	60	61
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/31	1,285	1,360
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/31	3,000	3,420
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/32	45	45
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/32	345	369
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/32	55	61
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/32	1,590	1,748
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/32	1,675	1,707
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/32	375	397
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/32	3,000	3,462
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.250%	5/1/33	555	521
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/33	860	860
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/33	1,250	1,388
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/33	1,700	1,818
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/33	1,765	1,938
118

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/33	580	591
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/33	185	196
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/34	210	233
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/34	15	16
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	200	219
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	105	105
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	340	373
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/34	14,490	14,761
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/34	540	570
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/34	40	46
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/35	105	105
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/35	165	183
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/35	180	192
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/35	920	923
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/35	50	55
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/35	315	321
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/36	3,950	4,088
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.500%	7/15/36	260	260
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	1,480	1,611
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	1,050	1,054
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/36	3,500	4,020
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/37	4,090	4,186
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/37	4,825	4,941
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/37	5,000	5,408
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/37	1,400	1,592
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/38	5,710	5,792
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/38	1,070	1,089
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/38	3,440	3,702
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/38	1,565	1,772
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/39	5	5
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/39	15	15
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/39	3,325	3,363
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/39	9,820	9,852
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/40	5,400	5,452
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/40	10,625	10,668
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/40	290	291
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/41	2,315	2,554
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/41	435	441
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/41	5,930	6,026
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	1/15/42	55	53
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/42	6,220	6,824
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/42	365	375
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.250%	12/1/42	675	551
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/15/42	300	290
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/43	6,000	6,544
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/43	4,465	4,402
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	6/15/44	3,025	2,879
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/44	1,645	1,739
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/45	440	443
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/45	1,965	1,907
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	10/15/45	10,330	9,876
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/46	15	15
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/46	1,435	1,450
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/48	3,225	3,448
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/48	2,170	2,254
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/49	4,355	4,195
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	8/1/52	45	48
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	12/1/52	10,020	10,799
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/53	5,335	5,661
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/53	2,500	2,653
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	10/15/55	10,250	10,402
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	10/15/57	11,150	11,521
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/57	19,180	19,936
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/61	5,000	4,676
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	6.125%	6/1/94	200	200
Port Chester-Rye Union Free School District GO	2.000%	6/1/36	1,735	1,307
Sales Tax Asset Receivable Corp. Sales Tax Revenue, ETM	5.000%	10/15/24	1,075	1,082
119

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	4.000%	10/15/24	6,410	6,421
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	6,440	6,480
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	1,150	1,157
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	1,065	1,072
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	3,280	3,300
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	4,660	4,689
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	7,095	7,139
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	1,080	1,087
Sales Tax Securitization Corp. Sales Tax Revenue, Prere.	3.000%	10/15/24	20	20
Suffolk County Water Authority Water Revenue	3.000%	6/1/32	765	739
Suffolk County Water Authority Water Revenue	3.250%	6/1/43	2,535	2,140
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/28	60	65
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/37	25	28
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/38	40	45
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/39	55	61
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	4.500%	5/15/47	80	82
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	4.500%	5/15/52	18,000	18,315
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.500%	5/15/52	2,270	2,491
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	650	655
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	515	519
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/25	4,480	4,591
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/25	320	328
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/25	3,500	3,587
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/26	145	151
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/26	6,000	6,259
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	2,855	3,039
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	4,870	5,183
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	180	189
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	10,375	11,257
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	790	857
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	2,920	3,168
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	2,175	2,360
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/29	855	685
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/29	1,850	1,944
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	4,165	4,383
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	2,000	2,209
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	235	260
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/30	3,000	2,306
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/30	1,500	1,593
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/30	415	437
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/30	1,000	1,124
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/30	3,895	4,377
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/31	2,920	2,148
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	2,125	2,186
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	150	158
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	3,115	2,208
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	2,190	1,539
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/32	545	571
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	685	718
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/34	130	123
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/34	1,580	1,655
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/35	395	371
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	15	17
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/36	1,000	1,066
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/36	25	29
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/37	7,110	7,417
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/37	3,420	3,624
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/38	11,450	11,913
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/40	5,000	5,009
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/40	2,140	2,161
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/41	430	430
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/41	3,255	3,303
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/42	10	10
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	4,355	4,493
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	7,625	7,919
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/43	10,040	10,447
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/44	3,000	3,116
120

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/45	3,150	2,430
Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/45	10,780	10,924
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/46	7,445	5,664
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/46	280	283
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/46	1,770	1,833
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/47	24,000	22,962
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/47	11,000	11,260
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/48	9,035	6,688
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/49	3,900	4,029
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/50	1,000	1,007
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/51	8,680	9,109
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/52	5,000	4,728
Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/53	5,045	5,457
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/54	17,760	18,521
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/56	10,335	9,687
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/56	5,255	5,488
Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/57	6,750	7,368
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/24	11,155	11,235
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/25	2,105	2,156
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/26	2,635	2,673
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/26	7,380	7,704
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/27	15	15
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/27	21,000	22,148
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	3,085	3,272
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	2,150	2,291
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	430	456
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/28	355	382
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/28	2,000	2,174
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/28	9,570	10,303
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/29	175	192
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/30	21,650	24,236
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/31	20,025	22,745
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/31	40	43
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/31	2,500	2,861
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/32	1,100	1,059
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/32	35	40
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/32	4,560	5,219
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/32	1,000	1,160
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	0.000%	5/15/33	4,010	2,784
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/33	1,205	1,303
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/33	5,880	6,831
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/33	1,485	1,744
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/34	1,000	1,156
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/34	2,185	2,543
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/35	3,000	3,197
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/35	3,000	3,475
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/36	2,555	2,930
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/37	2,190	2,487
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/38	10,850	12,223
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/39	2,240	2,564
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/40	2,115	2,322
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/40	3,260	3,700
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/41	40	44
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/41	2,370	2,622
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/42	5,000	4,921
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/42	90	98
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/42	8,945	10,034
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/43	115	112
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/43	5	5
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/43	1,015	1,110
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/44	2,825	3,043
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/44	45	48
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/46	7,190	6,914
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/46	200	192
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/49	18,000	19,288
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	2.500%	5/15/51	11,300	7,160
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/51	7,600	5,659
121

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/51	70	67
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/51	30,810	32,387
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.125%	5/15/52	125	121
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/52	17,000	18,714
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/52	2,300	2,468
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/54	5,000	5,311
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/56	18,000	18,440
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/57	15,000	16,020
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/24	5,135	5,131
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/26	2,315	2,206
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	5.000%	5/15/26	1,115	1,140
Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/48	5,000	4,804
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/49	5,455	5,845
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/52	30	32
Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/53	5,000	4,813
Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/54	10,000	9,396
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/54	5,000	5,320
Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.250%	5/15/58	10	10
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/58	5,000	5,383
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/59	15,000	16,237
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/59	8,400	9,036
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/62	5,000	5,350
Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.500%	5/15/63	12,930	12,830
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.500%	5/15/63	5,000	5,472
Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/64	25,000	23,476
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/64	33,000	35,582
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/64	12,500	13,398
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/64	5,000	5,343
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/26	305	305
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/26	1,330	1,342
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/27	190	193
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/27	4,220	4,293
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/27	575	590
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/28	75	78
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/28	3,075	3,184
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/28	85	88
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/28	3,000	3,137
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/29	3,070	3,243
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/29	6,900	7,290
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/29	7,790	8,319
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/29	8,400	8,956
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/30	3,150	3,408
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/30	290	300
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/30	8,000	8,731
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/30	4,400	4,802
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/31	4,115	4,543
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/31	6,000	6,624
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/31	3,000	3,340
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/31	5,000	5,566
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/32	3,000	3,367
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/32	7,465	7,613
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/33	16,525	16,840
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	20,240	20,623
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	410	423
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/35	2,060	2,098
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/35	3,000	3,487
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/35	35	36
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/36	11,345	11,538
Utility Debt Securitization Authority Electric Power & Light Revenue	4.000%	12/15/37	300	301
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/37	5,325	5,406
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/38	9,535	10,773
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/39	5,245	5,507
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/40	2,150	2,252
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/40	3,000	3,408
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/41	7,380	7,718
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/41	2,500	2,822
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/50	2,000	2,149
122

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/53	2,000	2,139
				8,370,753
North Carolina (0.7%)
Brunswick County NC Enterprise Systems Water Revenue	3.000%	4/1/50	1,000	732
Cary NC GO	1.625%	9/1/34	3,000	2,306
Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/49	2,665	2,774
Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/51	20	19
Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/53	7,860	8,345
Charlotte NC Airport Port, Airport & Marina Revenue	5.250%	7/1/53	5,000	5,422
Charlotte NC COP	4.000%	6/1/49	2,750	2,644
Charlotte NC COP (Transit Projects)	3.000%	6/1/36	1,580	1,450
Charlotte NC COP (Transit Projects)	3.000%	6/1/48	5,100	3,858
Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/27	1,050	1,111
Charlotte NC Water & Sewer System Water Revenue	4.000%	7/1/47	2,480	2,413
Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/32	870	1,000
Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/33	875	1,019
Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/34	925	1,077
Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/35	675	784
Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/36	800	922
Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/37	750	854
Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/38	675	761
Johnston County NC GO	2.000%	2/1/34	1,060	876
Johnston County NC Water & Sewer System Water Revenue	2.250%	4/1/51	4,885	2,863
North Carolina Agricultural & Technical State University College & University Revenue	5.000%	10/1/40	1,750	1,769
North Carolina Appropriations Revenue	5.000%	5/1/24	5,240	5,240
North Carolina Appropriations Revenue	5.000%	5/1/24	1,530	1,530
North Carolina Appropriations Revenue	5.000%	6/1/24	3,000	3,003
North Carolina Appropriations Revenue	5.000%	5/1/25	5,200	5,207
North Carolina Appropriations Revenue	5.000%	5/1/25	7,790	7,909
North Carolina Appropriations Revenue	5.000%	6/1/25	865	879
North Carolina Appropriations Revenue	5.000%	5/1/26	405	405
North Carolina Appropriations Revenue	5.000%	5/1/27	3,435	3,621
North Carolina Appropriations Revenue	5.000%	5/1/27	195	195
North Carolina Appropriations Revenue	5.000%	5/1/28	3,615	3,814
North Carolina Appropriations Revenue	5.000%	5/1/29	390	411
North Carolina Appropriations Revenue	5.000%	5/1/30	1,795	1,890
North Carolina Appropriations Revenue	3.000%	5/1/31	20	19
North Carolina Appropriations Revenue	4.000%	5/1/33	130	134
North Carolina Appropriations Revenue	4.000%	5/1/34	475	491
North Carolina Appropriations Revenue	2.000%	3/1/36	1,000	780
North Carolina Appropriations Revenue	5.000%	5/1/36	15	17
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/24	6,485	6,485
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/25	2,460	2,497
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/26	85	88
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/28	955	1,027
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/29	510	558
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/30	220	245
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/31	935	1,042
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/32	535	595
North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/33	1,520	1,439
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/33	360	400
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/34	130	145
North Carolina Capital Facilities Finance Agency College & University Revenue	4.000%	10/1/44	2,000	1,994
North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	10/1/44	1,090	1,117
North Carolina Capital Facilities Finance Agency College & University Revenue, Prere.	5.000%	10/1/25	2,850	2,910
North Carolina Capital Facilities Finance Agency College & University Revenue, Prere.	5.000%	10/1/25	30,000	30,630
North Carolina GO	5.000%	6/1/24	9,775	9,784
North Carolina GO	5.000%	6/1/25	1,895	1,928
North Carolina GO	5.000%	6/1/25	13,265	13,492
North Carolina GO	5.000%	6/1/26	3,350	3,468
North Carolina GO	5.000%	6/1/26	1,280	1,325
North Carolina GO	5.000%	6/1/27	2,200	2,276
North Carolina GO	5.000%	6/1/28	1,935	2,087
North Carolina GO	5.000%	6/1/28	435	451
North Carolina GO	5.000%	6/1/29	1,555	1,710
North Carolina GO	5.000%	6/1/30	55	61
North Carolina Government Fund/Grant Revenue	5.000%	3/1/25	6,735	6,813
123

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/26	250	257
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/27	220	223
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/27	1,500	1,572
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/28	5,230	5,588
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/28	140	142
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/29	255	258
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/29	3,315	3,607
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/30	215	217
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/30	715	779
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/31	375	408
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/32	175	190
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/33	95	103
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/34	120	130
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/25	580	584
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/26	340	347
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/27	215	220
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/28	990	1,014
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/29	155	159
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/30	295	302
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/31	165	169
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue, Prere.	5.000%	1/1/26	40	41
	North Carolina Special Obligation Revenue (Build NC Programs)	5.000%	5/1/27	15	16
	North Carolina State University at Raleigh College & University Revenue	5.000%	10/1/30	235	261
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/24	1,275	1,278
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/40	7,450	3,705
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/41	10,500	4,938
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/42	10,025	4,457
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/43	4,100	1,719
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/44	7,910	3,141
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/45	2,000	751
[10]	North Carolina Turnpike Authority Highway Revenue	0.000%	1/1/34	1,450	997
[10]	North Carolina Turnpike Authority Highway Revenue	0.000%	1/1/37	2,000	1,183
[6]	North Carolina Turnpike Authority Highway Revenue	3.000%	1/1/42	655	520
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/44	1,500	1,536
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/47	200	201
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	6,200	6,297
[6]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	6,420	6,617
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/51	4,850	4,869
[6]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/54	1,500	1,584
[6]	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/55	100	90
[6]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/58	13,000	13,710
	Orange County NC GO	2.750%	2/1/31	1,470	1,369
	Orange County NC GO	2.950%	2/1/33	600	561
	Raleigh NC Combined Enterprise System Water Revenue	5.000%	9/1/32	315	365
	Raleigh NC Combined Enterprise System Water Revenue	4.000%	3/1/46	50	49
	Raleigh NC Combined Enterprise System Water Revenue	5.000%	9/1/48	1,755	1,916
	Union County NC Enterprise System Water Revenue	3.000%	6/1/34	1,275	1,200
	Union NC Enterprise System County Water Revenue	3.000%	6/1/51	8,050	5,894
	University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/40	1,430	1,430
	University of North Carolina at Greensboro College & University Revenue	4.000%	4/1/35	1,315	1,332
					261,407
North Dakota (0.0%)
	Cass County Joint Water Resource District Intergovernmental Agreement Revenue	3.450%	4/1/27	5,020	5,011
	Cass County Joint Water Resource District Intergovernmental Agreement Revenue, ETM	0.480%	5/1/24	1,000	1,000
[6]	University of North Dakota COP	3.000%	6/1/61	9,875	6,445
					12,456
Ohio (1.3%)
	Akron OH Income Tax Revenue	4.000%	12/1/30	400	414
	Akron OH Income Tax Revenue	4.000%	12/1/31	370	383
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/25	1,715	1,731
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/26	1,900	1,946
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/27	1,900	1,982
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/28	1,900	2,009
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/29	1,900	2,042
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/33	125	136
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/33	70	77
124

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/36	2,235	2,300
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/37	2,535	2,838
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/38	2,000	2,218
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/39	6,415	6,427
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/39	1,000	1,104
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	4.000%	2/15/42	1,395	1,345
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	5.000%	2/15/46	5	5
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/34	1,085	1,196
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/35	3,745	4,117
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/36	1,000	1,024
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/38	55	55
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/41	2,675	2,700
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/46	3,070	3,088
	American Municipal Power Inc. Electric Power & Light Revenue PUT	1.000%	8/15/24	1,460	1,445
	Ashland County-West Holmes Joint Vocational School District GO	4.000%	12/1/46	3,000	2,894
[5]	Berea City School District GO	4.000%	12/1/53	250	227
[5]	Celina City School District GO	2.625%	12/1/46	100	67
[8]	Cincinnati City School District GO	5.250%	12/1/29	80	89
[8]	Cincinnati City School District GO	5.250%	12/1/30	90	101
[8]	Cincinnati City School District GO	5.250%	12/1/31	230	263
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.500%	8/1/47	12,135	12,670
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.500%	8/1/52	7,345	7,599
	Columbus OH GO	5.000%	7/1/25	40	41
	Columbus OH GO	5.000%	7/1/26	6,360	6,582
	Columbus OH GO	5.000%	4/1/29	125	133
	Columbus OH Sewerage Sewer Revenue	5.000%	6/1/25	155	156
	Columbus OH Sewerage Sewer Revenue	5.000%	6/1/29	13,850	14,273
	Columbus OH Sewerage Sewer Revenue, Prere.	5.000%	12/1/24	5,405	5,439
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/36	470	475
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/44	550	429
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/48	3,125	2,317
	Cuyahoga County OH (Convention Hotel Project) COP	4.375%	12/1/44	75	72
	Fairborn City School District GO	3.000%	12/1/55	2,500	1,703
	Franklin City School District GO	3.000%	11/1/50	3,400	2,461
	Franklin City School District GO	3.000%	11/1/57	6,180	4,258
	Franklin County OH Sales Tax Revenue	5.000%	6/1/43	10,000	10,451
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/44	2,250	1,762
[9]	Hamilton County OH Sales Tax Revenue	0.000%	12/1/28	125	106
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/30	1,795	1,854
	Miami University OH College & University Revenue	4.000%	9/1/39	1,235	1,244
	Miami University OH College & University Revenue	4.000%	9/1/39	4,500	4,475
	Miami University OH College & University Revenue	5.000%	9/1/41	4,930	4,973
	Miami University OH College & University Revenue	4.000%	9/1/45	4,025	3,917
	Miami Valley Career Technology Center GO	5.000%	12/1/44	3,065	3,187
	North Canton City School District GO	3.000%	11/1/56	2,500	1,729
	Northeast Ohio Regional Sewer District Sewer Revenue	3.000%	11/15/35	240	221
	Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/37	30	30
	Northeast Ohio Regional Sewer District Sewer Revenue	3.000%	11/15/38	135	117
	Northeast Ohio Regional Sewer District Sewer Revenue	3.000%	11/15/40	3,255	2,710
	Northeast Ohio Regional Sewer District Sewer Revenue	3.250%	11/15/40	170	145
	Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/43	13,735	13,634
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	4.000%	11/15/24	3,765	3,769
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	4.000%	11/15/24	2,525	2,528
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	4.000%	11/15/24	4,075	4,080
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	435	438
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	8,915	8,972
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	3,000	3,019
	Northwest Local School District/Hamilton & Butler Counties GO	4.000%	12/1/50	5,000	4,536
	Ohio GO	5.000%	8/1/24	50	50
	Ohio GO	5.000%	9/15/24	1,040	1,045
	Ohio GO	5.000%	9/15/24	2,750	2,763
	Ohio GO	5.000%	5/1/25	2,965	3,011
	Ohio GO	5.000%	9/1/25	505	516
	Ohio GO	5.000%	9/15/25	480	491
	Ohio GO	5.000%	9/15/25	9,360	9,565
125

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ohio GO	5.000%	8/1/26	155	161
Ohio GO	5.000%	9/15/26	8,050	8,372
Ohio GO	5.000%	5/1/27	210	221
Ohio GO	5.000%	8/1/27	9,575	10,134
Ohio GO	5.000%	9/15/27	50	53
Ohio GO	5.000%	9/15/28	90	97
Ohio GO	5.000%	9/15/29	20	22
Ohio GO	5.000%	5/1/30	2,190	2,221
Ohio GO, Prere.	5.000%	5/1/25	2,500	2,538
Ohio Government Fund/Grant Revenue	5.000%	12/15/24	310	313
Ohio Government Fund/Grant Revenue	5.000%	12/15/25	1,830	1,877
Ohio Government Fund/Grant Revenue	5.000%	12/15/26	3,115	3,252
Ohio Government Fund/Grant Revenue	5.000%	12/15/27	1,690	1,802
Ohio Government Fund/Grant Revenue	5.000%	12/15/28	1,420	1,465
Ohio Government Fund/Grant Revenue	5.000%	12/15/29	195	201
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/29	750	761
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/40	2,385	2,442
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	7/1/44	5,325	5,069
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/48	130	139
Ohio Higher Educational Facility Commission College & University Revenue	5.250%	10/1/53	3,000	3,225
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/52	2,000	1,658
Ohio Special Obligation Revenue	5.000%	12/1/31	1,000	1,038
Ohio State University College & University Revenue	5.000%	12/1/33	3,985	4,644
Ohio State University College & University Revenue	5.000%	12/1/34	2,020	2,351
Ohio State University College & University Revenue	5.000%	12/1/35	250	290
Ohio State University College & University Revenue	5.000%	12/1/39	4,145	4,157
Ohio State University College & University Revenue	3.000%	12/1/44	5,000	3,949
Ohio State University College & University Revenue	4.000%	12/1/48	4,000	3,831
Ohio State University College & University Revenue	2.500%	12/1/51	1,000	634
Ohio State University College & University Revenue (Multiyear Debt Issuance Program)	4.250%	12/1/56	2,785	2,702
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/25	1,000	1,011
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/29	1,500	1,632
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/29	120	128
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/30	25	28
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/30	1,175	1,252
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/31	140	149
Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/32	11,640	11,929
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/32	1,100	1,170
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/33	760	807
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.700%	2/15/34	640	743
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/36	635	396
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/37	945	557
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/38	1,645	912
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/40	345	169
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/42	615	271
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/43	680	282
Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/46	150	145
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/46	11,470	12,131
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/51	13,000	13,656
Ohio University College & University Revenue	5.000%	12/1/44	4,000	4,085
Ohio Water Development Authority Lease Revenue	5.000%	6/1/28	875	910
Ohio Water Development Authority Lease Revenue	5.000%	6/1/28	2,210	2,365
Ohio Water Development Authority Lease Revenue	5.000%	6/1/44	4,675	4,950
Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	3.000%	12/1/34	4,335	4,099
Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/36	7,605	8,287
Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/38	8,535	9,178
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/24	1,080	1,081
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/24	1,000	1,008
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/25	145	147
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/25	1,500	1,525
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/25	1,500	1,538
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/26	1,795	1,858
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/26	8,770	9,170
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/27	1,205	1,271
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/27	1,235	1,316
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/28	15	16
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/33	7,295	8,121
126

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/35	75	83
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/37	2,140	2,340
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/38	9,060	9,860
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/39	1,975	2,145
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/40	1,500	1,648
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	4.000%	12/1/46	6,475	6,347
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/50	7,000	7,357
	Ohio Water Development Authority Water Revenue	5.000%	12/1/29	3,480	3,824
	Ohio Water Development Authority Water Revenue	5.000%	12/1/32	1,220	1,379
	Ohio Water Development Authority Water Revenue	5.000%	6/1/33	1,400	1,582
	Ohio Water Development Authority Water Revenue	5.000%	12/1/33	7,500	8,744
	Perry Local School District Stark County GO	3.000%	11/1/55	4,050	2,829
	Princeton City School District GO, Prere.	5.000%	12/1/24	50	50
	Summit County Green Local School District GO	5.500%	11/1/59	7,500	8,009
[6]	Summit County Green Local School District GO	5.500%	11/1/59	1,390	1,473
[5]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/49	3,000	2,129
	University of Cincinnati College & University Revenue	5.000%	6/1/44	4,645	4,797
	Upper Arlington City School District GO, Prere.	5.000%	12/1/27	140	150
[5]	Warrensville Heights City School District GO	5.000%	12/1/44	515	517
[5]	Warrensville Heights City School District GO, Prere.	5.000%	12/1/24	1,260	1,270
	Wickliffe City School District GO	3.125%	12/1/43	775	635
	Wickliffe City School District GO	3.250%	12/1/56	1,300	923
	Willoughby-Eastlake City School District GO	4.000%	12/1/50	1,000	901
	Willoughby-Eastlake City School District GO, Prere.	5.000%	12/1/25	295	302
	Worthington City School District GO	5.000%	12/1/48	7,590	8,148
	Worthington City School District GO	5.500%	12/1/54	2,500	2,756
					456,279
Oklahoma (0.4%)
	Canadian County Educational Facilities Authority Lease (Appropriation) Revenue (Mustang Public School Project)	5.000%	9/1/28	775	797
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public Schools Project)	4.000%	6/1/27	5,095	5,167
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public Schools Project)	4.000%	6/1/31	10	10
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Norman Public Schools Project)	5.000%	6/1/24	6,645	6,649
[5]	Creek County Educational Facilities Authority Lease (Appropriation) Revenue (Sapulpa Public School Project)	4.125%	9/1/48	585	561
	Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/47	1,000	956
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/27	1,350	1,401
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/28	1,490	1,545
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/29	425	440
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/30	6,670	6,896
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/31	520	536
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/32	2,375	2,443
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/40	1,500	1,641
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/41	2,000	2,177
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/42	1,750	1,897
	Oklahoma Capitol Improvement Authority Appropriations Revenue	4.000%	7/1/34	745	750
	Oklahoma Capitol Improvement Authority Lease Revenue	4.000%	7/1/38	1,395	1,394
	Oklahoma Capitol Improvement Authority Lease Revenue, Prere.	4.000%	7/1/28	20	21
	Oklahoma City & County Independent School District No. 89 GO	3.000%	7/1/25	2,560	2,535
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/36	3,000	3,286
	Oklahoma County Independent School District No. 89 Oklahoma City GO	1.250%	7/1/26	4,375	4,083
	Oklahoma County Independent School District No. 89 Oklahoma City GO	3.000%	7/1/26	1,500	1,477
	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/36	255	256
[6]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	3.125%	1/1/41	260	219
[6]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/47	3,010	2,897
	Oklahoma State University College & University Revenue	4.000%	9/1/36	375	380
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/27	160	167
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/28	600	638
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/42	16,530	16,355
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/42	50	51
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/43	30	31
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/47	2,905	2,778
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/47	6,660	6,816
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/48	8,065	7,663
	Oklahoma Turnpike Authority Highway Revenue	5.500%	1/1/53	21,945	23,983
	Oklahoma Water Resources Board Water Revenue	4.125%	10/1/53	1,000	969
	Oklahoma Water Resources Board Water Revenue (Drinking Water Program)	4.000%	4/1/48	10,020	9,606
127

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oklahoma Water Resources Board Water Revenue (Drinking Water Program)	4.125%	4/1/53	6,580	6,379
	Tulsa Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	6/1/25	1,520	1,545
	University of Oklahoma College & University Revenue	4.000%	7/1/45	140	135
[6]	University of Oklahoma College & University Revenue	5.000%	7/1/46	1,815	1,927
[5]	University of Oklahoma College & University Revenue	5.000%	7/1/49	3,000	3,210
[5]	University of Oklahoma College & University Revenue	4.125%	7/1/54	1,225	1,176
[5]	University of Oklahoma College & University Revenue	5.000%	7/1/54	2,000	2,122
					135,965
Oregon (0.9%)
	Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/36	3,750	2,253
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/33	3,265	3,417
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/34	1,085	1,165
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/34	8,000	8,371
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/35	420	261
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/36	720	425
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/39	500	249
	Clackamas County Service District No. 1 Sewer Revenue	2.125%	12/1/30	1,780	1,587
[7]	Crook County OR GO, 5.000% coupon rate effective 6/1/27	0.000%	12/1/46	11,410	10,080
	Deschutes Public Library District GO	3.000%	6/1/40	1,745	1,474
	Deschutes Public Library District GO	3.000%	12/1/41	215	178
	Lane County School District No. 52 Bethel GO	0.000%	6/15/51	6,595	1,655
	Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow GO	0.000%	6/15/36	2,975	1,740
	Multnomah County OR GO	5.000%	6/15/27	50	53
	Multnomah County OR GO	5.000%	6/15/28	165	178
	Multnomah County OR GO	5.000%	6/15/29	4,450	4,885
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/25	4,635	4,714
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/25	10,100	10,271
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/27	485	512
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/28	480	517
	Multnomah County OR School District No. 1 Portland GO	3.500%	6/15/44	225	195
	Multnomah County School District No. 40 GO	0.000%	6/15/51	15,000	3,795
	Multnomah County School District No. 40 GO	5.500%	6/15/53	3,330	3,675
	Multnomah County School District No. 7 Reynolds GO	0.000%	6/15/33	12,610	8,441
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/24	1,600	1,600
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/33	3,000	3,483
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/34	3,000	3,481
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/36	1,715	1,972
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/37	1,410	1,605
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/38	1,070	1,208
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/39	1,115	1,251
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/40	1,285	1,433
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/41	7,535	8,334
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/42	3,000	3,305
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/43	3,000	3,291
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/24	220	222
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/26	10,220	10,664
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/35	1,820	1,999
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/36	1,525	1,665
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/38	130	140
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/40	7,100	7,679
	Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/42	1,000	1,004
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/42	220	235
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	4.000%	11/15/24	100	100
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	8,345	8,404
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	5,095	5,131
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	1,710	1,722
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	4,410	4,441
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	1,100	1,108
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/40	3,025	3,374
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/41	7,000	7,750
	Oregon GO	5.000%	8/1/29	2,290	2,413
	Oregon GO	5.000%	8/1/41	11,040	11,272
	Oregon State Facilities Authority College & University Revenue (Willamette University Project)	4.000%	10/1/51	2,700	2,195
	Oregon State Lottery Revenue	5.000%	4/1/25	9,190	9,212
	Oregon State Lottery Revenue	5.000%	4/1/27	1,375	1,392
	Oregon State Lottery Revenue	5.000%	4/1/28	175	177
	Oregon State Lottery Revenue	5.000%	4/1/36	2,475	2,569
128

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	3.000%	9/1/44	1,310	1,036
	Portland Community College District GO	5.000%	6/15/38	15	17
	Portland OR Sewer System Sewer Revenue	2.000%	6/15/29	1,600	1,457
	Portland OR Sewer System Sewer Revenue	5.000%	12/1/47	1,655	1,794
	Portland OR Water System Water Revenue	5.000%	5/1/32	1,135	1,247
	Portland OR Water System Water Revenue	5.000%	5/1/44	12,500	13,216
	Portland OR Water System Water Revenue	2.125%	5/1/45	1,000	617
	Salem-Keizer School District No. 24J GO	5.000%	6/15/34	5,075	5,420
	Salem-Keizer School District No. 24J GO	5.000%	6/15/36	45	48
	Salem-Keizer School District No. 24J GO	5.000%	6/15/39	55	58
	Salem-Keizer School District No. 24J GO	0.000%	6/15/40	5,440	2,435
	Seaside School District No. 10 GO	0.000%	6/15/37	500	285
	Tri-County Metropolitan Transportation District of Oregon Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/27	8,920	9,455
	Tri-County Metropolitan Transportation District of Oregon Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/27	13,155	13,944
	University of Oregon College & University Revenue	3.500%	4/1/52	5,000	4,069
[5]	University of Oregon College & University Revenue	3.500%	4/1/52	10,515	8,634
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/35	120	125
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/36	1,000	1,039
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/38	4,650	2,470
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/39	6,000	3,004
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/40	7,695	3,617
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/41	5,000	2,220
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/48	39,245	11,702
	Washington & Multnomah Counties School District No. 48J Beaverton GO, Prere.	5.000%	6/15/24	3,055	3,059
	Washington & Multnomah Counties School District No. 48J Beaverton GO, Prere.	5.000%	6/15/24	9,380	9,391
	Washington & Multnomah Counties School District No. 48J Beaverton GO, Prere.	5.000%	6/15/24	1,500	1,502
	Washington & Multnomah Counties School District No. 48J Beaverton GO, Prere.	5.000%	6/15/24	1,150	1,151
	Washington & Multnomah Counties School District No. 48J Beaverton GO, Prere.	5.000%	6/15/24	1,985	1,987
	Washington Clackamas & Yamhill Counties School District No. 88J GO	0.000%	6/15/33	1,435	999
	Washington County OR GO, Prere.	3.000%	7/1/29	1,055	1,001
	Yamhill Clackamas & Washington Counties School District No. 29J Newberg GO	0.000%	6/15/43	1,000	384
	Yamhill Clackamas & Washington Counties School District No. 29J Newberg GO	0.000%	6/15/51	15,175	3,613
					296,918
Pennsylvania (3.5%)
	Allegheny County PA GO	5.000%	11/1/27	1,285	1,333
	Allegheny County PA GO	5.000%	11/1/28	2,445	2,527
	Allegheny County PA GO	5.000%	11/1/29	730	754
	Allegheny County PA GO	5.000%	11/1/41	535	548
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/43	1,020	1,062
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/47	5,000	5,614
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/48	1,000	950
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/52	4,500	5,005
[6]	Bucks County Water and Sewer Authority Sewer Revenue	4.000%	12/1/42	1,000	981
	Capital Region Water Sewer Revenue	5.000%	7/15/28	375	395
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/35	100	101
	Commonwealth of Pennsylvania COP	5.000%	7/1/28	400	426
	Commonwealth of Pennsylvania COP	5.000%	7/1/43	3,995	4,115
	Commonwealth of Pennsylvania GO	5.000%	6/15/24	375	375
	Commonwealth of Pennsylvania GO	5.000%	7/1/24	450	451
	Commonwealth of Pennsylvania GO	5.000%	8/15/24	5,420	5,438
	Commonwealth of Pennsylvania GO	5.000%	9/15/24	305	306
	Commonwealth of Pennsylvania GO	5.000%	1/1/25	11,465	11,570
	Commonwealth of Pennsylvania GO	5.000%	1/15/25	1,100	1,111
	Commonwealth of Pennsylvania GO	5.000%	3/15/25	150	152
	Commonwealth of Pennsylvania GO	5.000%	5/15/25	1,000	1,016
	Commonwealth of Pennsylvania GO	5.000%	8/15/25	17,505	17,854
	Commonwealth of Pennsylvania GO	5.000%	9/15/25	1,840	1,879
	Commonwealth of Pennsylvania GO	5.000%	9/15/25	5,360	5,475
	Commonwealth of Pennsylvania GO	5.000%	1/1/26	13,885	14,254
	Commonwealth of Pennsylvania GO	5.000%	3/15/26	1,320	1,335
	Commonwealth of Pennsylvania GO	5.000%	7/15/26	2,100	2,174
	Commonwealth of Pennsylvania GO	5.000%	9/1/26	21,700	22,515
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	10,420	10,820
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	2,240	2,326
	Commonwealth of Pennsylvania GO	5.000%	1/1/27	3,705	3,867
	Commonwealth of Pennsylvania GO	5.000%	1/15/27	1,100	1,149
	Commonwealth of Pennsylvania GO	5.000%	3/1/27	17,050	17,853
129

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Pennsylvania GO	5.000%	3/15/27	710	718
	Commonwealth of Pennsylvania GO	5.000%	5/15/27	1,750	1,840
	Commonwealth of Pennsylvania GO	5.000%	7/15/27	6,525	6,882
	Commonwealth of Pennsylvania GO	5.000%	9/1/27	9,750	10,308
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	830	859
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	7,125	7,369
	Commonwealth of Pennsylvania GO	5.000%	1/1/28	4,035	4,208
	Commonwealth of Pennsylvania GO	5.000%	1/15/28	395	412
	Commonwealth of Pennsylvania GO	5.000%	3/1/28	70	75
	Commonwealth of Pennsylvania GO	5.000%	3/15/28	665	671
	Commonwealth of Pennsylvania GO	3.000%	6/15/28	320	313
	Commonwealth of Pennsylvania GO	5.000%	7/15/28	8,550	9,201
	Commonwealth of Pennsylvania GO	5.000%	9/1/28	9,750	10,516
	Commonwealth of Pennsylvania GO	5.000%	9/15/28	170	176
	Commonwealth of Pennsylvania GO	5.000%	10/1/28	1,275	1,377
	Commonwealth of Pennsylvania GO	4.000%	1/1/29	1,420	1,439
	Commonwealth of Pennsylvania GO	3.200%	3/1/29	10,000	9,907
	Commonwealth of Pennsylvania GO	5.000%	3/15/29	1,515	1,527
	Commonwealth of Pennsylvania GO	5.000%	7/15/29	8,655	9,498
	Commonwealth of Pennsylvania GO	5.000%	9/1/29	835	918
	Commonwealth of Pennsylvania GO	5.000%	9/15/29	13,550	13,986
	Commonwealth of Pennsylvania GO	3.350%	3/1/30	10,000	9,944
	Commonwealth of Pennsylvania GO	3.000%	3/15/30	890	860
	Commonwealth of Pennsylvania GO	5.000%	9/1/30	19,500	21,817
	Commonwealth of Pennsylvania GO	5.000%	10/1/30	15,000	16,804
	Commonwealth of Pennsylvania GO	3.000%	1/1/31	55	53
	Commonwealth of Pennsylvania GO	3.500%	3/1/31	16,000	16,001
	Commonwealth of Pennsylvania GO	5.000%	5/15/31	95	107
	Commonwealth of Pennsylvania GO	5.000%	9/1/31	8,635	9,801
	Commonwealth of Pennsylvania GO	4.000%	9/15/31	5,210	5,266
	Commonwealth of Pennsylvania GO	5.000%	10/1/31	115	131
	Commonwealth of Pennsylvania GO	5.000%	3/1/32	7,090	7,563
	Commonwealth of Pennsylvania GO	4.000%	5/15/32	325	343
	Commonwealth of Pennsylvania GO	4.000%	6/15/32	415	415
	Commonwealth of Pennsylvania GO	5.000%	9/1/32	5,000	5,754
	Commonwealth of Pennsylvania GO	4.000%	9/15/32	500	505
	Commonwealth of Pennsylvania GO	5.000%	10/1/32	10	12
	Commonwealth of Pennsylvania GO	5.000%	3/15/33	11,330	11,449
	Commonwealth of Pennsylvania GO	4.000%	5/1/33	400	418
	Commonwealth of Pennsylvania GO	4.000%	5/15/33	2,000	2,109
	Commonwealth of Pennsylvania GO	4.000%	6/15/33	25	25
[6]	Commonwealth of Pennsylvania GO	3.000%	9/15/33	155	148
	Commonwealth of Pennsylvania GO	5.000%	10/1/33	75	86
	Commonwealth of Pennsylvania GO	4.000%	3/15/34	5,300	5,312
	Commonwealth of Pennsylvania GO	3.000%	5/15/34	4,190	3,940
	Commonwealth of Pennsylvania GO	4.000%	9/15/34	865	875
[6]	Commonwealth of Pennsylvania GO	3.000%	2/1/35	265	248
	Commonwealth of Pennsylvania GO	4.000%	3/1/35	19,500	19,977
	Commonwealth of Pennsylvania GO	4.000%	3/15/35	10,000	10,015
	Commonwealth of Pennsylvania GO	3.000%	5/1/35	2,520	2,390
	Commonwealth of Pennsylvania GO	3.000%	5/15/35	1,130	1,070
	Commonwealth of Pennsylvania GO	4.000%	8/15/35	110	110
	Commonwealth of Pennsylvania GO	3.000%	9/15/35	1,870	1,741
[6]	Commonwealth of Pennsylvania GO	3.125%	2/1/36	110	103
	Commonwealth of Pennsylvania GO	4.000%	3/1/36	6,330	6,466
	Commonwealth of Pennsylvania GO	3.000%	5/1/36	480	437
	Commonwealth of Pennsylvania GO	3.000%	5/15/36	7,465	6,805
	Commonwealth of Pennsylvania GO	5.000%	9/1/36	65	74
	Commonwealth of Pennsylvania GO	3.000%	9/15/36	1,410	1,263
	Commonwealth of Pennsylvania GO	4.000%	3/1/37	20	20
	Commonwealth of Pennsylvania GO	3.000%	5/1/37	3,240	2,882
	Commonwealth of Pennsylvania GO	2.000%	5/15/37	11,355	8,507
	Commonwealth of Pennsylvania GO	4.000%	10/1/37	7,850	8,039
	Commonwealth of Pennsylvania GO	4.000%	3/1/38	8,020	8,051
	Commonwealth of Pennsylvania GO	3.000%	5/1/38	3,500	3,038
	Commonwealth of Pennsylvania GO	5.000%	10/1/38	35	39
[6]	Commonwealth of Pennsylvania GO	3.750%	3/1/39	135	131
130

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Pennsylvania GO	2.000%	5/1/39	200	139
	Commonwealth of Pennsylvania GO	2.125%	5/1/40	2,000	1,363
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/15/24	470	471
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/15/24	1,800	1,802
	Council Rock School District GO	2.100%	8/15/43	1,000	643
	Delaware County Regional Water Quality Control Authority Water Revenue	5.000%	11/1/46	5,000	5,057
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/42	1,695	1,762
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/47	7,115	7,286
	Delaware River Port Authority Highway Revenue	5.000%	1/1/25	500	504
	Delaware River Port Authority Highway Revenue	5.000%	1/1/26	1,155	1,185
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	100	100
	Delaware River Port Authority Highway Revenue	5.000%	1/1/39	210	224
	Delaware River Port Authority Highway Revenue	5.000%	1/1/40	13,250	13,263
	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue	5.750%	7/1/32	5,555	6,426
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/33	4,000	4,154
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/34	4,000	4,161
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/35	4,000	4,074
	Delaware Valley Regional Finance Authority Lease Revenue	5.000%	11/1/24	20,000	20,115
[9]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/28	8,150	8,790
	Easttown Municipal Authority Sewer Revenue	2.500%	9/1/34	985	854
	Haverford Township PA GO	4.000%	6/1/30	445	456
	Lehigh County Authority Water Revenue	5.000%	12/1/43	580	581
[6]	Luzerne County PA GO	5.000%	11/15/29	9,040	9,150
	Montgomery County Higher Education and Health Authority College & University Revenue	5.250%	11/1/42	400	402
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/43	3,000	3,057
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	1,700	1,714
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/49	1,000	902
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/52	12,695	11,387
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/52	3,655	3,741
[6]	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	3.125%	5/1/53	3,000	2,183
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	3.250%	5/1/55	13,000	9,334
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/56	14,500	12,802
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/57	8,755	8,892
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/31	175	186
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/32	60	64
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/33	125	133
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/1/34	300	315
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/1/47	1,220	1,247
	Pennsylvania Economic Development Financing Authority College and University Revenue (Villanova University Project)	5.000%	8/1/49	1,500	1,612
	Pennsylvania Economic Development Financing Authority College and University Revenue (Villanova University Project)	4.000%	8/1/54	2,510	2,374
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	10/1/38	30	30
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/41	935	925
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	2/15/43	3,705	3,647
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.000%	6/15/45	630	474
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	8/15/46	250	256
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	2,000	2,017
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/45	200	184
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	9/1/50	1,295	1,300
	Pennsylvania State University College & University Revenue	5.000%	9/1/42	1,975	2,044
	Pennsylvania State University College & University Revenue	5.000%	9/1/45	5,475	5,764
	Pennsylvania State University College & University Revenue	5.000%	9/1/47	4,475	4,599
	Pennsylvania State University College & University Revenue	5.250%	9/1/48	2,425	2,665
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	75	75
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	550	550
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/24	400	403
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	1,200	1,217
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	1,035	1,060
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	390	399
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	5	5
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	300	309
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	5	5
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	8,055	8,161
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	2,210	2,273
131

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	6,360	6,551
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	1,005	1,051
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	270	282
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	275	284
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	900	937
	Pennsylvania Turnpike Commission Highway Revenue	6.000%	12/1/30	4,320	4,731
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	1,610	1,698
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	175	198
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	1,080	1,128
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	75	86
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	35	40
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/33	440	445
[6]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/33	5,715	5,975
[6]	Pennsylvania Turnpike Commission Highway Revenue	6.250%	6/1/33	1,175	1,247
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	5	5
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	1,120	1,180
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	2,035	2,324
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/34	5,000	5,062
[6]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/34	2,315	2,448
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/34	180	183
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	40	42
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	3,765	3,781
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	1,150	1,309
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/35	455	458
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	20	21
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	1,190	1,345
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/36	165	169
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	5	5
[6]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/37	465	469
[6]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/37	205	205
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	275	286
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/38	435	438
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	5,380	5,720
	Pennsylvania Turnpike Commission Highway Revenue	6.375%	12/1/38	4,475	4,864
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/39	7,615	7,659
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/39	3,345	3,403
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	5,370	5,405
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/39	5,250	5,284
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	1,315	1,356
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	3,980	4,026
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	30	30
	Pennsylvania Turnpike Commission Highway Revenue	3.375%	12/1/41	250	217
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/41	1,235	1,207
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	4,140	4,187
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	1,875	1,912
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/42	16,085	16,501
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/42	3,025	2,459
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/42	5,000	5,014
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	1,975	2,046
	Pennsylvania Turnpike Commission Highway Revenue	5.500%	12/1/42	135	139
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	2,715	2,609
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	7,420	7,726
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	8,700	8,732
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/44	5,010	4,774
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	18,605	18,686
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	4,540	4,560
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	3,055	3,183
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	4,460	4,678
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/44	105	106
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	1,050	1,058
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	3,830	3,869
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	2,970	3,002
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	2,275	2,150
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	2,000	1,890
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	785	793
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	545	580
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	135	143
132

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	6/1/47	6,675	6,849
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	10,705	11,033
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	1,935	2,048
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/48	50	52
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/48	7,500	7,969
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/49	4,470	4,191
[6]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/49	16,465	15,729
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/49	6,525	6,776
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/50	7,395	6,867
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/50	220	231
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	4,275	3,127
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	100	95
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	2,000	1,840
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	35	33
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/52	30	32
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/53	7,000	7,352
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/53	7,500	8,041
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/43	630	654
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	5,705	5,901
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	11,100	11,434
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	3.000%	12/1/51	9,465	6,872
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	1,010	929
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/53	12,135	11,079
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	9/1/42	330	315
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/24	255	256
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/42	2,015	2,057
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/47	8,850	8,984
[6]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/50	3,725	3,900
	Philadelphia IDA College & University Revenue	4.000%	11/1/45	2,255	2,025
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.250%	11/1/52	1,820	1,890
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.500%	11/1/60	4,580	4,807
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/42	850	858
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/47	775	780
	Philadelphia PA GO	5.000%	8/1/24	575	576
	Philadelphia PA GO	5.000%	8/1/25	360	366
	Philadelphia PA GO	5.000%	8/1/26	5,225	5,407
[6]	Philadelphia PA GO	5.000%	8/1/30	800	839
	Philadelphia PA GO	4.000%	8/1/35	235	236
	Philadelphia PA GO	5.000%	2/1/39	3,000	3,171
[6]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/28	110	119
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/29	75	79
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/30	310	327
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/31	100	106
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	7/1/33	2,995	3,028
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/42	125	129
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/44	25	26
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/45	8,985	9,554
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/47	18,000	18,425
[6]	Philadelphia PA Water & Wastewater Water Revenue	4.500%	9/1/48	10,000	10,105
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/48	1,105	1,148
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/49	340	354
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/52	5,000	5,447
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/52	6,500	6,626
[6]	Philadelphia PA Water & Wastewater Water Revenue	5.500%	9/1/53	3,250	3,603
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/54	4,785	4,944
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	7/1/24	7,385	7,397
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	7/1/24	1,115	1,117
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	7/1/24	15,000	15,024
	Philadelphia School District GO	5.000%	9/1/24	1,375	1,379
	Philadelphia School District GO	5.000%	9/1/25	555	564
	Philadelphia School District GO	5.000%	9/1/26	3,000	3,088
[8]	Philadelphia School District GO	5.000%	6/1/27	365	382
	Philadelphia School District GO	5.000%	9/1/27	2,100	2,157
	Philadelphia School District GO	5.000%	9/1/28	120	123
	Philadelphia School District GO	5.000%	9/1/30	2,640	2,691
[6]	Philadelphia School District GO	4.000%	9/1/43	4,415	4,295
	Philadelphia School District GO	5.000%	9/1/44	5,100	5,291
133

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/26	170	176
[8]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/29	15	12
[6]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/32	2,450	2,802
[6]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/33	1,575	1,824
[6]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/44	4,700	4,923
[6]	Pittsburgh Water & Sewer Authority Water Revenue	4.250%	9/1/53	3,000	2,903
[6]	Robinson Township Municipal Authority Water Revenue	2.050%	5/15/42	1,000	650
	School District of Philadelphia GO	4.000%	9/1/46	3,805	3,512
	School District of Philadelphia GO	5.500%	9/1/48	4,220	4,612
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/47	7,500	8,148
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/52	7,500	8,059
[6]	State Public School Building Authority Lease (Appropriation) Revenue (Philadelphia School District Project)	5.500%	6/1/28	6,615	7,121
[6]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/27	4,000	4,167
[6]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/29	1,835	1,968
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/29	850	875
[6]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/31	570	586
[6]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	2,215	2,274
[6]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/33	8,465	8,691
	Township of South Fayette PA GO	2.500%	12/1/48	1,025	668
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	4.000%	4/15/26	6,715	6,785
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	5.000%	2/15/29	19,700	21,388
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue (University Capital Projects)	5.000%	2/15/34	13,500	15,877
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue (University Capital Projects)	4.000%	9/15/44	7,875	7,495
	West View Municipal Authority Water Revenue, Prere.	4.000%	11/15/24	135	135
[5]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/38	5,035	5,095
[5]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/42	4,690	4,731
[5]	Wilkes-Barre PA Area School District GO	4.000%	4/15/54	3,670	3,415
[5]	Wilkes-Barre PA Area School District GO	5.000%	4/15/59	1,515	1,541
					1,208,255
Rhode Island (0.1%)
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/24	1,630	1,632
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/25	1,665	1,689
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/26	900	928
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/27	625	645
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/28	2,845	2,941
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/29	425	439
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/30	1,500	1,544
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/31	3,380	3,470
	Rhode Island GO	4.125%	8/1/42	14,120	14,262
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/1/29	150	159
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/1/47	12,870	12,534
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/53	2,000	2,106
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/40	215	218
					42,567
South Carolina (0.8%)
	Charleston County SC GO	2.000%	11/1/38	5,810	4,227
	Charleston County SC GO	2.000%	11/1/39	1,790	1,277
	Charleston County SC GO	2.000%	11/1/39	2,490	1,776
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/24	1,400	1,411
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/25	890	912
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/26	9,390	9,787
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/28	1,045	1,131
	Charleston SC Waterworks & Sewer System Water Revenue	5.000%	1/1/52	8,260	8,870
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/41	4,345	4,273
	Columbia SC Waterworks & Sewer System Water Revenue, Prere.	5.000%	2/1/29	195	212
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/24	1,940	1,954
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/25	2,380	2,437
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/27	6,870	7,306
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/28	1,125	1,220
	Mount Pleasent SC Water & Sewer Water Revenue	4.000%	6/1/44	5	5
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/34	1,420	1,456
134

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rock Hill SC Combined Utility System Water Revenue	4.250%	1/1/59	2,500	2,323
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/64	4,500	4,738
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/36	3,990	3,983
[5]	South Carolina Public Service Authority Electric Power & Light Revenue	3.000%	12/1/41	200	161
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/42	5,255	5,047
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/42	6,465	6,209
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/43	10,000	9,514
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/47	2,310	2,108
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/47	3,000	2,738
	South Carolina Public Service Authority Electric Power & Light Revenue	5.750%	12/1/47	6,000	6,599
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/51	1,230	1,102
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/51	1,210	1,232
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/52	16,430	14,650
[6]	South Carolina Public Service Authority Electric Power & Light Revenue	5.750%	12/1/52	7,200	7,844
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/55	11,255	9,831
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/25	195	196
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/26	75	75
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/28	375	376
	South Carolina Public Service Authority Miscellaneous Revenue	4.000%	12/1/45	105	97
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/26	305	307
[6]	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/27	1,670	1,716
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/28	410	420
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/29	3,430	3,511
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/30	140	143
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/32	310	317
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/32	675	694
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	11,385	11,639
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	260	267
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/34	1,670	1,707
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/34	370	380
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/35	1,115	1,138
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/35	1,515	1,553
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/36	680	692
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/37	1,205	1,224
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/37	585	596
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/38	18,000	17,714
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/41	1,660	1,681
	South Carolina Public Service Authority Nuclear Revenue	5.125%	12/1/43	27,500	26,682
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/46	30	30
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/49	5,000	4,830
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/50	4,305	4,307
	South Carolina Public Service Authority Nuclear Revenue	5.500%	12/1/53	20	20
	South Carolina Public Service Authority Nuclear Revenue	5.500%	12/1/54	15,000	14,999
	South Carolina Public Service Authority Nuclear Revenue	5.250%	12/1/55	4,295	4,304
	South Carolina Public Service Authority Nuclear Revenue	4.000%	12/1/56	880	768
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/56	575	575
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/24	350	352
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/25	60	61
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/26	115	120
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/27	125	132
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/28	15,665	16,890
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	3.500%	10/1/31	1,815	1,810
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	3.375%	10/1/32	110	109
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/32	170	183
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	3.625%	10/1/33	10,025	9,925
[6]	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/37	1,190	1,244
	Spartanburg County School District No. 7 GO	5.000%	3/1/48	5,000	5,202
	University of South Carolina College & University Revenue (Campus Village Project)	5.000%	5/1/46	15	16
					265,335
South Dakota (0.0%)
	Lincoln County SD College & University Revenue	4.000%	8/1/61	680	515
Tennessee (0.5%)
	Clarksville TN Water Sewer & Gas Water Revenue	5.000%	2/1/45	50	53
	Clarksville TN Water Sewer & Gas Water Revenue	4.000%	2/1/51	5,445	5,193
[5]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.250%	7/1/49	1,250	1,324
135

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.500%	7/1/54	1,250	1,342
[5]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.500%	7/1/59	1,750	1,868
[5]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.000%	7/1/64	4,000	4,121
	Memphis TN Electric System Electric Power & Light Revenue	4.000%	12/1/50	12,435	11,864
	Memphis TN Gas Natural Gas Revenue	4.000%	12/1/50	3,270	3,120
	Memphis TN GO	5.000%	4/1/26	7,675	7,777
	Memphis TN GO	4.000%	6/1/32	1,390	1,401
	Memphis TN Sanitary Sewerage System Revenue	5.000%	10/1/45	5,200	5,532
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.250%	5/1/48	95	101
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.250%	5/1/53	2,155	2,273
[6]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.250%	7/1/53	3,000	3,203
[6]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.250%	7/1/56	6,435	6,860
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/27	525	525
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/42	110	114
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/46	10,170	10,815
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.250%	5/15/49	2,680	2,943
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/24	10,915	10,920
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/24	4,445	4,453
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/25	355	358
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/26	2,315	2,377
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/26	180	187
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/27	1,735	1,791
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/27	600	634
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/28	120	124
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/28	300	306
	Metropolitan Government of Nashville & Davidson County TN GO	2.500%	1/1/29	80	74
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/29	170	174
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/29	55	59
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/30	5,750	5,938
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/30	30	33
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/30	1,675	1,807
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/31	160	170
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/31	1,640	1,765
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/32	120	127
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/32	1,135	1,221
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/33	3,635	3,700
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/33	3,025	3,095
	Metropolitan Government of Nashville & Davidson County TN GO	3.000%	1/1/34	65	61
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/34	1,380	1,404
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/34	15	15
	Metropolitan Government of Nashville & Davidson County TN GO	3.000%	1/1/35	25	24
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/35	60	61
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/36	2,950	2,995
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/42	45	44
	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Water Revenue	5.000%	7/1/42	915	946
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	2,545	2,661
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/45	25	25
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/49	140	145
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/54	875	800
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/54	4,000	4,128
	Nashville & Davidson County TN Metropolitan Government GO	3.000%	1/1/33	2,045	1,944
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/33	1,000	692
	Oak Ridge TN GO	5.000%	6/1/25	600	609
	Rutherford County TN GO	1.750%	4/1/35	5,465	4,204
	Tennessee GO	5.000%	5/1/31	1,000	1,133
	Tennessee GO	5.000%	5/1/34	1,000	1,165
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/47	15,000	15,319
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/25	5,270	5,392
136

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/25	155	159
	Tennessee State School Bond Authority Intergovernmental Agreement Revenue	5.000%	11/1/47	2,025	2,178
	Tennessee State School Bond Authority Intergovernmental Agreement Revenue	5.000%	11/1/52	5,000	5,327
	Williamson County TN GO	1.500%	4/1/32	2,040	1,648
	Williamson County TN GO	1.500%	4/1/33	2,070	1,622
					164,443
Texas (10.1%)
	Alamo Community College District GO	5.000%	2/15/25	4,500	4,549
	Alamo Community College District GO	5.000%	2/15/26	5	5
	Alamo Community College District GO	5.000%	2/15/27	3,495	3,663
	Alamo Community College District GO	5.000%	2/15/28	455	486
	Alamo Community College District GO	5.000%	2/15/29	645	700
	Alamo Community College District GO	5.000%	2/15/30	50	55
[14]	Alamo Heights Independent School District GO	4.000%	2/1/30	330	336
	Alamo Regional Mobility Authority Miscellaneous Revenue, Prere.	5.000%	6/15/25	1,310	1,330
[14]	Aldine Independent School District GO	5.000%	2/15/42	1,810	1,856
[14]	Aldine Independent School District GO	4.000%	2/15/49	4,500	4,291
[14]	Aldine Independent School District GO	4.000%	2/15/54	3,000	2,798
[14]	Aledo Independent School District GO	5.000%	2/15/48	4,500	4,779
[14]	Aledo Independent School District GO	5.000%	2/15/53	4,400	4,632
[14]	Alief Independent School District GO	2.000%	2/15/38	1,890	1,374
[14]	Allen Independent School District GO	5.000%	2/15/41	12,000	12,196
[14]	Alvin TX Independent School District GO	5.000%	2/15/25	1,700	1,717
[14]	Alvin TX Independent School District GO	5.000%	2/15/26	1,175	1,208
[14]	Alvin TX Independent School District GO	5.000%	2/15/29	750	816
[14]	Alvin TX Independent School District GO	5.000%	2/15/30	1,000	1,105
[14]	Alvin TX Independent School District GO	5.000%	2/15/31	1,000	1,122
[14]	Alvin TX Independent School District GO	5.000%	2/15/32	1,000	1,138
[14]	Alvin TX Independent School District GO	5.000%	2/15/33	1,000	1,152
[14]	Argyle Independent School District GO	2.125%	8/15/45	2,095	1,297
[14]	Argyle Independent School District GO	4.000%	8/15/53	1,650	1,579
[14]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	3.000%	2/15/46	6,000	4,455
[14]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/52	20	21
[6]	Arlington TX Special Tax Revenue	4.000%	2/15/44	115	109
[6]	Arlington TX Special Tax Revenue	5.000%	2/15/48	2,005	2,051
[14]	Aubrey Independent School District GO	4.000%	2/15/47	3,255	3,177
	Austin Community College District GO	4.000%	8/1/40	4,250	4,163
	Austin Community College District GO	4.000%	8/1/45	32,765	31,063
	Austin Community College District GO	5.250%	8/1/53	2,410	2,607
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/33	350	357
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/42	1,005	969
[14]	Austin Independent School District GO	5.000%	8/1/24	125	125
	Austin Independent School District GO	5.000%	8/1/24	8,000	8,022
	Austin Independent School District GO	5.000%	8/1/25	14,000	14,263
[14]	Austin Independent School District GO	5.000%	8/1/42	3,000	3,270
	Austin Independent School District GO	4.000%	8/1/48	13,010	12,409
	Austin Independent School District GO	5.000%	8/1/48	5,000	5,212
[14]	Austin Independent School District GO	5.000%	8/1/49	5,000	5,368
[14]	Austin Independent School District GO	5.250%	8/1/49	3,700	4,055
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/41	1,105	1,124
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/44	2,065	2,174
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/45	15	16
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/45	25,135	25,438
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/48	5,000	5,340
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/50	13,165	13,782
	Austin TX Electric Utility Electric Power & Light Revenue	5.250%	11/15/53	3,765	4,057
	Austin TX GO	2.950%	9/1/27	200	196
	Austin TX Water & Wastewater System Water Revenue	5.000%	5/15/26	275	275
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/28	155	168
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/39	535	535
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/41	20	20
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/42	270	280
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/45	85	90
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/50	4,110	4,303
[14]	Barbers Hill Independent School District GO	3.000%	2/15/38	3,975	3,470
[14]	Bastrop Independent School District GO	5.000%	2/15/48	2,250	2,403
137

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[14]	Bastrop Independent School District GO	5.000%	2/15/53	3,455	3,657
[14]	Bastrop Independent School District GO, Prere.	4.000%	2/15/25	7,800	7,804
	Bexar County Hospital District GO	4.250%	2/15/52	5,000	4,811
	Bexar County TX GO	3.000%	6/15/41	1,500	1,255
	Bexar County TX GO	4.000%	6/15/46	2,500	2,406
	Bexar County TX GO	5.000%	6/15/49	3,000	3,205
	Bexar County TX GO, Prere.	5.000%	6/15/24	1,500	1,502
	Bexar County TX GO, Prere.	5.000%	6/15/26	9,990	10,316
	Birdville Independent School District GO	4.000%	2/15/48	75	70
[14]	Birdville Independent School District GO	5.000%	2/15/48	10,470	11,172
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/24	200	201
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/24	1,095	1,099
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/24	345	346
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/25	475	485
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/25	695	709
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/26	7,530	7,812
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/26	295	306
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/28	570	615
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/29	6,810	7,492
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/31	160	181
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/31	65	74
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/31	1,815	1,820
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/33	50	55
	Board of Regents of the University of Texas System College & University Revenue	4.000%	8/15/36	100	100
	Board of Regents of the University of Texas System College & University Revenue	4.000%	8/15/42	570	570
	Board of Regents of the University of Texas System College & University Revenue	3.375%	8/15/44	70	59
	Board of Regents of the University of Texas System College & University Revenue	2.500%	8/15/51	100	63
	Brazoria County TX GO	3.000%	3/1/39	1,000	850
	Brazoria County TX GO	3.000%	3/1/40	1,000	832
[14]	Bullard Independent School District GO	4.000%	2/15/52	2,240	2,098
[14]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/48	7,500	7,986
[14]	Carrollton-Farmers Branch Independent School District GO	2.250%	2/15/51	5	3
[14]	Carrollton-Farmers Branch Independent School District GO	4.000%	2/15/53	10,000	9,368
[14]	Celina Independent School District GO	2.250%	2/15/46	1,025	639
[14]	Celina Independent School District GO	4.000%	2/15/53	1,000	935
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	16,485	16,811
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/38	2,615	2,627
	Central Texas Regional Mobility Authority Highway Revenue	3.375%	1/1/41	700	604
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/45	5,000	5,187
	Central Texas Regional Mobility Authority Highway Revenue	3.000%	1/1/46	2,000	1,535
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/46	2,000	2,082
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/50	12,820	11,977
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/51	985	916
	Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/25	10,195	10,209
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	550	559
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	1,100	1,118
[9]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/24	5,645	5,576
[9]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/26	9,450	8,635
[9]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/28	6,740	5,719
[9]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/29	2,125	1,736
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/29	300	301
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/30	2,155	2,160
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/31	1,425	1,429
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/32	3,055	3,066
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/32	3,000	3,007
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/33	1,615	1,619
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/34	14,075	14,110
	Central Texas Turnpike System Highway Revenue	0.000%	8/15/36	21,895	12,288
	Central Texas Turnpike System Highway Revenue	0.000%	8/15/37	13,125	6,916
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	7,550	7,568
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	8,195	8,208
	Central Texas Turnpike System Highway Revenue	4.000%	8/15/38	205	191
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/39	5,000	5,322
	Central Texas Turnpike System Highway Revenue	3.000%	8/15/40	180	151
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/42	25,085	25,099
[14]	Clear Creek Independent School District GO	3.000%	2/15/40	1,500	1,273
[14]	Cleburne Independent School District GO	5.000%	2/15/41	1,405	1,421
138

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[14]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/44	2,000	1,925
[14]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/47	2,500	2,396
[14]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.125%	8/15/49	2,000	1,928
[14]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/50	2,500	2,361
[14]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.250%	8/15/53	1,500	1,449
[14]	Clint Independent School District GO, Prere.	5.000%	8/15/25	1,615	1,643
	Collin County Community College District GO	5.000%	8/15/33	1,090	1,186
	Collin County Community College District GO	3.000%	8/15/39	1,000	849
	Collin County Community College District GO	3.000%	8/15/40	1,000	828
[14]	Columbia-Brazoria Independent School District GO	4.000%	2/1/49	1,200	1,161
[14]	Comal Independent School District GO	4.000%	2/1/39	3,585	3,511
[14]	Comal Independent School District GO	2.625%	2/1/47	5,000	3,433
[14]	Conroe Independent School District GO	5.000%	2/15/29	190	207
[14]	Conroe Independent School District GO	4.000%	2/15/47	300	289
[14]	Conroe Independent School District GO	4.000%	2/15/49	5,000	4,768
[14]	Conroe Independent School District GO	5.000%	2/15/49	16,000	17,148
[14]	Corpus Christi Independent School District GO	4.125%	8/15/53	5,000	4,792
	Corpus Christi TX Utility System Multiple Utility Revenue	3.000%	7/15/40	1,370	1,097
	Corpus Christi TX Utility System Multiple Utility Revenue	5.000%	7/15/40	1,595	1,612
[14]	Crowley Independent School District GO	5.000%	2/1/48	5,060	5,399
[14]	Crowley Independent School District GO	4.250%	2/1/53	6,000	5,837
[14]	Crowley Independent School District GO	5.250%	2/1/53	7,660	8,233
[14]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/25	5,735	5,799
[14]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/26	210	216
[14]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	1,205	1,241
[14]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	1,725	1,808
[14]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/28	595	613
[14]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/29	65	66
[14]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/30	2,500	2,527
[14]	Cypress-Fairbanks Independent School District GO	4.000%	2/15/31	4,465	4,468
[14]	Cypress-Fairbanks Independent School District GO	3.000%	2/15/35	325	300
[14]	Cypress-Fairbanks Independent School District GO	3.000%	2/15/41	10	8
[14]	Cypress-Fairbanks Independent School District GO	4.000%	2/15/43	3,000	2,962
[14]	Cypress-Fairbanks Independent School District GO	4.000%	2/15/48	3,000	2,840
[9]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/28	225	246
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/29	155	171
[9]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/29	5,565	6,207
[9]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/30	270	306
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/31	2,500	2,750
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/33	2,000	2,196
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/34	9,080	9,944
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/47	20,515	21,787
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/24	100	101
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	5,755	5,902
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	12,305	12,618
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	6,560	6,727
	Dallas College GO	5.000%	2/15/25	15,035	15,204
	Dallas College GO	4.000%	2/15/28	730	744
	Dallas County Utility & Reclamation District GO	5.000%	2/15/27	100	104
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/24	325	327
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/25	7,870	8,035
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/25	980	1,001
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/26	1,180	1,226
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/27	1,225	1,297
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/28	95	102
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/28	1,040	1,122
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/29	2,925	3,210
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/30	25	28
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/30	10	11
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/31	280	311
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/31	1,645	1,856
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/31	20	23
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/32	25	28
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/32	2,000	2,286
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/33	2,325	2,586
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/33	3,450	3,837
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/33	20	23
139

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/33	120	139
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/34	1,735	1,782
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/35	1,460	1,495
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/35	485	497
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/36	60	67
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/39	5	6
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/41	4,320	4,230
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/42	15,150	14,739
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/43	5,625	5,986
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/45	9,970	9,611
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/47	4,530	4,872
[14]	Dallas Independent School District GO	5.000%	8/15/24	640	642
[14]	Dallas Independent School District GO	3.000%	2/15/35	565	511
[14]	Dallas Independent School District GO	3.000%	2/15/36	320	286
[14]	Dallas Independent School District GO	3.000%	2/15/39	5,340	4,560
[14]	Dallas Independent School District GO	2.000%	2/15/43	1,000	640
[14]	Dallas Independent School District GO	5.000%	2/15/48	315	335
[14]	Dallas Independent School District GO	4.000%	2/15/53	3,500	3,263
[14]	Dallas Independent School District GO	4.000%	2/15/54	6,000	5,567
[14]	Dallas Independent School District GO, Prere.	4.000%	8/15/24	25	25
[14]	Dallas Independent School District GO, Prere.	5.000%	8/15/24	1,275	1,279
[14]	Dallas Independent School District GO, Prere.	5.000%	8/15/24	3,200	3,209
[14]	Dallas Independent School District GO, Prere.	5.000%	8/15/24	10,000	10,030
[14]	Dallas Independent School District GO, Prere.	4.000%	2/15/25	500	502
	Dallas TX GO	5.000%	2/15/25	10	10
	Dallas TX GO	5.000%	2/15/26	3,015	3,099
	Dallas TX GO	5.000%	2/15/27	1,870	1,874
	Dallas TX GO	5.000%	2/15/27	3,000	3,142
	Dallas TX GO	5.000%	2/15/27	10,000	10,473
	Dallas TX GO	5.000%	2/15/28	6,335	6,349
	Dallas TX GO	5.000%	2/15/28	3,015	3,215
	Dallas TX GO	5.000%	2/15/28	10,000	10,664
	Dallas TX GO	5.000%	2/15/31	10,815	12,108
[6]	Dallas TX GO	3.000%	2/15/33	175	161
[6]	Dallas TX GO	3.125%	2/15/35	100	92
[6]	Dallas TX GO	3.250%	2/15/37	185	166
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/24	2,815	2,830
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/27	2,980	3,037
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/29	2,455	2,536
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/30	875	903
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/31	220	227
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/34	295	304
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/35	13,105	13,124
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/40	3,000	2,893
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/41	60	57
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/43	25	24
	Dallas TX Waterworks & Sewer System Water Revenue	3.000%	10/1/46	100	77
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/49	20	19
[14]	Del Valle Independent School District TX GO	4.000%	6/15/47	11,540	11,054
[14]	Denton Independent School District GO	5.000%	8/15/35	3,560	4,105
[14]	Denton Independent School District GO	5.000%	8/15/36	1,000	1,144
[14]	Denton Independent School District GO	5.000%	8/15/37	615	696
[14]	Denton Independent School District GO	5.000%	8/15/38	1,005	1,129
[14]	Denton Independent School District GO	5.000%	8/15/39	1,385	1,550
[14]	Denton Independent School District GO	5.000%	8/15/40	1,295	1,439
[14]	Denton Independent School District GO	5.000%	8/15/41	1,285	1,421
[14]	Denton Independent School District GO	5.000%	8/15/42	2,950	3,241
[14]	Denton Independent School District GO	5.000%	8/15/43	1,450	1,584
[14]	Denton Independent School District GO	2.000%	8/15/48	170	95
[14]	Denton Independent School District GO	5.000%	8/15/48	5,350	5,748
[14]	Denton Independent School District GO	5.000%	8/15/53	8,910	9,444
[14]	Denton Independent School District GO, Prere.	5.000%	8/15/25	3,035	3,092
[14]	Denton Independent School District GO, Prere.	5.000%	8/15/25	7,800	7,946
	Denton TX GO	2.000%	2/15/39	1,400	960
[14]	Dickinson Independent School District GO	4.000%	2/15/41	12,650	12,409
[14]	Eagle Mountain & Saginaw Independent School District GO	2.250%	8/15/51	5,000	2,942
[14]	El Paso Independent School District GO	4.000%	8/15/45	255	248
140

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[14]	El Paso Independent School District GO	4.000%	8/15/48	25	24
	El Paso Municipal Drainage Utility System Sewer Revenue	4.000%	3/1/29	665	671
	El Paso TX GO	4.000%	8/15/41	75	72
	El Paso TX GO	4.000%	8/15/42	200	188
	El Paso TX GO	5.000%	8/15/42	1,235	1,250
	El Paso TX GO	4.000%	8/15/44	1,485	1,416
	El Paso TX GO	3.000%	8/15/47	2,990	2,200
	El Paso TX Water & Sewer Water Revenue	2.000%	3/1/39	1,255	860
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/44	17,660	17,242
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/46	1,240	1,308
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/48	7,875	7,622
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/52	10,000	10,489
[14]	Forney Independent School District GO	2.000%	2/15/40	1,835	1,224
[14]	Forney Independent School District GO	4.000%	8/15/53	7,500	6,987
[5]	Fort Bend County Municipal Utility District No. 134E GO	2.500%	9/1/40	250	181
	Fort Bend County Texas Public Facility Corp. Lease (Appropriation) Revenue	5.000%	3/1/53	12,000	12,466
	Fort Bend County TX GO	5.250%	3/1/53	170	184
	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/41	7,045	7,090
	Fort Bend County Water Control & Improvement District No. 2 GO	2.000%	9/1/36	500	379
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	2.500%	3/1/46	5,020	3,252
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/51	1,485	1,062
[14]	Fort Bend Independent School District GO PUT	0.875%	8/1/25	1,535	1,476
[14]	Fort Bend Independent School District GO PUT	0.720%	8/1/26	7,605	6,965
[5]	Fort Bend TX Toll Road Highway Revenue	3.000%	3/1/51	3,625	2,564
[14]	Fort Worth Independent School District GO	4.000%	2/15/49	4,000	3,815
[14]	Fort Worth Independent School District GO	5.000%	2/15/49	4,000	4,267
	Fort Worth TX Water & Sewer System Water Revenue	4.250%	2/15/53	250	244
[14]	Frenship Independent School District GO	3.000%	2/15/41	1,240	1,029
[14]	Frisco Independent School District GO	5.000%	8/15/36	1,320	1,427
[14]	Frisco Independent School District GO	3.500%	2/15/37	5,000	4,839
	Frisco TX GO	2.000%	2/15/38	1,315	941
[14]	Galveston Independent School District GO	4.000%	2/1/47	2,380	2,279
[14]	Garland Independent School District GO	5.000%	2/15/26	6,000	6,169
[14]	Garland Independent School District GO	5.000%	2/15/33	1,025	1,184
[14]	Garland Independent School District GO	5.000%	2/15/34	2,245	2,593
[14]	Garland Independent School District GO	5.000%	2/15/35	1,000	1,150
[14]	Garland Independent School District GO	5.000%	2/15/36	1,300	1,484
[14]	Garland Independent School District GO	5.000%	2/15/37	1,000	1,130
[14]	Garland Independent School District GO	5.000%	2/15/38	1,000	1,118
[14]	Garland Independent School District GO	5.000%	2/15/39	2,000	2,216
[14]	Garland Independent School District GO	5.000%	2/15/40	3,500	3,844
[14]	Garland Independent School District GO	5.000%	2/15/41	4,000	4,372
[14]	Garland Independent School District GO	5.000%	2/15/42	3,500	3,811
[14]	Garland Independent School District GO	5.000%	2/15/43	3,200	3,469
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/36	400	425
	Garland TX Electric Utility System Electric Power & Light Revenue	4.000%	3/1/49	2,415	2,202
	Georgetown City TX GO	2.000%	8/15/34	1,130	903
[14]	Georgetown Independent School District GO	4.125%	8/15/47	1,200	1,162
[6]	Georgetown TX Utility System Multiple Utility Revenue	4.250%	8/15/47	15	15
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/34	2,890	3,074
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/35	955	1,014
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/36	35	37
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/37	75	79
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/38	1,010	1,059
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/43	4,750	4,924
	Grand Parkway Transportation Corp. Highway Revenue	4.000%	10/1/45	6,740	6,391
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/48	16,560	17,031
	Grand Parkway Transportation Corp. Highway Revenue	5.850%	10/1/48	50	54
	Grand Parkway Transportation Corp. Highway Revenue	4.000%	10/1/49	12,650	11,530
	Grand Parkway Transportation Corp. Highway Revenue	3.000%	10/1/50	20	14
[5]	Grand Parkway Transportation Corp. Highway Revenue	3.000%	10/1/50	1,000	714
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	4/1/28	12,985	13,642
	Grand Parkway Transportation Corp. Highway Revenue Tolls	5.500%	10/1/35	5,380	5,886
[5]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.250%	10/1/48	20	21
[5]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.000%	10/1/49	9,720	10,187
[5]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	4.375%	10/1/53	1,500	1,455
[5]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	4.375%	10/1/54	13,000	12,477
141

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Greenville TX Electric System Electric Power & Light Revenue	2.375%	2/15/46	400	254
[14]	Gregory-Portland TX Independent School District GO	5.000%	2/15/25	465	470
[14]	Hallsville TX Independent School District GO	3.000%	2/15/38	2,975	2,597
	Harris County Cultural Education Facilities Finance Corp. College & University Revenue Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	4,000	4,315
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/32	1,000	1,006
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/34	750	753
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/36	400	399
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/37	375	370
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/26	3,140	3,156
	Harris County Flood Control District GO	4.000%	10/1/45	5,085	4,932
	Harris County Flood Control District GO	4.250%	10/1/47	4,565	4,545
	Harris County Flood Control District GO	4.000%	9/15/48	5,000	4,766
	Harris County Flood Control District Intergovernmental Agreement Revenue	5.000%	10/1/25	7,000	7,039
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/29	4,335	4,744
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/30	3,020	3,355
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/31	3,055	3,256
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/33	105	120
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/45	9,500	9,144
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/50	530	490
	Harris County TX GO	5.000%	10/1/24	2,900	2,914
	Harris County TX GO	5.000%	10/1/26	1,305	1,328
	Harris County TX GO	5.000%	10/1/26	305	317
	Harris County TX GO	5.000%	10/1/27	2,970	3,025
	Harris County TX GO	5.000%	10/1/28	2,030	2,070
	Harris County TX Highway Revenue	5.000%	8/15/24	2,650	2,659
	Harris County TX Highway Revenue	5.000%	8/15/25	5,420	5,524
	Harris County TX Highway Revenue	5.000%	8/15/28	615	634
	Harris County TX Highway Revenue	5.000%	8/15/30	890	919
	Harris County TX Highway Revenue	5.000%	8/15/31	320	330
	Harris County TX Highway Revenue	5.000%	8/15/32	315	325
	Harris County TX Highway Revenue	5.000%	8/15/33	2,165	2,234
	Harris County TX Highway Revenue	5.000%	8/15/36	60	62
	Harris County TX Highway Revenue	5.000%	8/15/41	10	10
	Harris County TX Port Authority of Houston Port, Airport & Marina Revenue	5.000%	10/1/51	7,500	7,884
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/43	15	16
[6]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/24	275	276
[6]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/25	625	629
[6]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/26	575	578
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/28	2,925	2,939
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/29	110	111
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/30	670	673
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/53	135	131
[6]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	3.125%	11/15/56	30	21
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/52	1,945	402
	Houston Higher Education Finance Corp. College & University Revenue (Rice University Project)	5.000%	5/15/34	22,500	26,319
[14]	Houston Independent School District GO	5.000%	2/15/25	12,295	12,430
[14]	Houston Independent School District GO	5.000%	2/15/25	2,130	2,153
[14]	Houston Independent School District GO	5.000%	2/15/26	7,065	7,266
[14]	Houston Independent School District GO	5.000%	2/15/26	5,710	5,872
[14]	Houston Independent School District GO	5.000%	2/15/27	150	154
[14]	Houston Independent School District GO	5.000%	2/15/28	3,500	3,671
[14]	Houston Independent School District GO	5.000%	2/15/28	4,735	4,871
[14]	Houston Independent School District GO	5.000%	2/15/29	5,205	5,344
[14]	Houston Independent School District GO	5.000%	2/15/30	935	959
[14]	Houston Independent School District GO	5.000%	2/15/31	115	118
[14]	Houston Independent School District GO	4.000%	2/15/33	500	506
[14]	Houston Independent School District GO	4.000%	2/15/34	11,820	11,881
[14]	Houston Independent School District GO	4.000%	2/15/35	12,100	12,159
[14]	Houston Independent School District GO PUT	3.000%	6/1/24	1,000	999
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/29	2,575	2,762
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/30	670	719
[6]	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/32	400	456
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/37	100	106
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/38	5,045	5,303
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/39	90	94
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/24	1,300	1,300
142

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/25	7,850	7,859
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/27	5,635	5,641
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/28	3,105	3,108
	Houston TX Combined Utility System Sewer Revenue	5.000%	11/15/33	10,000	11,586
[1]	Houston TX Combined Utility System Sewer Revenue	5.000%	11/15/34	10,000	11,623
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/24	350	352
[1]	Houston TX Combined Utility System Water Revenue	5.000%	11/15/25	5,000	5,116
[1]	Houston TX Combined Utility System Water Revenue	5.000%	11/15/26	5,000	5,196
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/28	2,400	2,590
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/30	1,080	1,124
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/32	20	21
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/32	12,705	14,158
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/33	1,540	1,716
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/34	6,105	6,322
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/35	980	1,013
[1]	Houston TX Combined Utility System Water Revenue	5.000%	11/15/35	10,000	11,545
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/36	415	428
[1]	Houston TX Combined Utility System Water Revenue	5.000%	11/15/36	10,000	11,435
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/37	400	400
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/39	525	527
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/42	1,065	1,101
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/43	190	198
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/44	2,000	1,925
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/44	7,970	7,991
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/45	50	47
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/47	250	188
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/48	3,230	3,048
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/49	15,000	14,111
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/49	6,320	6,606
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/51	10,750	10,062
[1]	Houston TX Combined Utility System Water Revenue	5.250%	11/15/54	5,000	5,445
[6]	Houston TX Combined Utility System Water Revenue, ETM	0.000%	12/1/26	18,015	16,420
[6]	Houston TX Combined Utility System Water Revenue, ETM	0.000%	12/1/27	1,395	1,231
[6]	Houston TX Combined Utility System Water Revenue, ETM	0.000%	12/1/28	1,230	1,053
[6]	Houston TX Combined Utility System Water Revenue, ETM	5.750%	12/1/32	240	292
	Houston TX GO	5.000%	3/1/25	110	111
	Houston TX GO	5.000%	3/1/25	270	273
	Houston TX GO	5.000%	3/1/26	2,145	2,207
	Houston TX GO	5.000%	3/1/26	4,530	4,662
	Houston TX GO	5.000%	3/1/27	1,650	1,728
	Houston TX GO	5.000%	3/1/28	300	309
	Houston TX GO	5.000%	3/1/28	7,120	7,431
	Houston TX GO	5.000%	3/1/28	750	799
	Houston TX GO	5.000%	3/1/29	135	141
	Houston TX GO	5.000%	3/1/29	8,745	9,471
	Houston TX GO	5.000%	3/1/31	1,355	1,511
	Houston TX GO	5.000%	3/1/34	225	257
	Houston TX GO	4.000%	3/1/35	2,460	2,481
	Houston TX GO	5.250%	3/1/42	825	911
	Houston TX GO	5.250%	3/1/43	1,100	1,211
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/29	600	602
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/31	500	502
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/32	1,030	1,033
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/32	500	502
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/34	500	501
[9]	Houston TX Hotel Occupancy Tax & Special Revenue	0.000%	9/1/30	35	27
[14]	Humble Independent School District GO	5.000%	2/15/47	840	893
[14]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/50	12,100	11,372
[14]	Hutto Independent School District GO	5.000%	8/1/48	95	102
[14]	Hutto Independent School District GO	5.000%	8/1/53	1,595	1,687
[14]	Hutto Independent School District GO PUT	2.000%	8/1/25	750	734
[14]	Irving Independent School District GO	5.000%	2/15/39	700	775
[14]	Irving Independent School District GO	5.000%	2/15/40	1,610	1,768
[14]	Irving Independent School District GO	5.000%	2/15/41	1,500	1,638
[14]	Irving Independent School District GO	5.000%	2/15/42	1,360	1,478
[14]	Irving Independent School District GO	5.000%	2/15/43	1,180	1,278
	Irving TX GO	5.000%	9/15/29	1,525	1,642
143

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[14]	Jim Ned Consolidated Independent School District GO	2.000%	2/15/40	1,070	733
[14]	Judson Independent School District GO	4.000%	2/1/41	30	30
[14]	Judson Independent School District GO	4.000%	2/1/49	5,000	4,770
[14]	Judson Independent School District GO	5.000%	2/1/49	2,150	2,302
[14]	Judson Independent School District GO	4.000%	2/1/53	5,000	4,669
[14]	Judson Independent School District GO	5.000%	2/1/53	2,000	2,125
[14]	Katy Independent School District GO	5.000%	2/15/45	50	50
[14]	Katy Independent School District GO	5.000%	2/15/48	11,005	11,672
[14]	Katy Independent School District GO	3.000%	2/15/51	50	36
[14]	Keller TX Independent School District GO	4.000%	8/15/38	11,260	11,167
[14]	Keller TX Independent School District GO	4.000%	2/15/44	1,700	1,663
[14]	Keller TX Independent School District GO, Prere.	4.000%	2/15/25	5,000	5,014
[14]	Keller TX Independent School District GO, Prere.	4.000%	2/15/25	1,000	1,003
[14]	Killeen Independent School District GO	3.000%	2/15/44	25	19
[14]	Klein Independent School District GO	4.000%	8/1/40	17,765	17,588
[14]	Klein Independent School District GO	4.000%	8/1/43	4,580	4,498
[14]	Klein Independent School District GO	4.000%	2/1/45	6,410	6,100
	Lamar Consolidated Independent School District GO	4.000%	2/15/48	6,725	6,347
[14]	Lamar Consolidated Independent School District GO	4.000%	2/15/48	2,500	2,391
[14]	Lamar Consolidated Independent School District GO	3.000%	2/15/51	2,745	2,011
[14]	Lamar Consolidated Independent School District GO	5.000%	2/15/53	5,035	5,325
[14]	Lamar Consolidated Independent School District GO	3.000%	2/15/56	40	28
[14]	Lamar Consolidated Independent School District GO	5.000%	2/15/58	13,215	13,922
[6]	Lamar Consolidated Independent School District GO	5.500%	2/15/58	12,500	13,680
[14]	Lamar Consolidated Independent School District GO	4.000%	2/15/62	10,000	9,193
[14]	Laredo Independent School District GO	4.000%	8/1/28	1,640	1,641
[14]	Leander Independent School District GO	5.000%	8/15/38	450	455
[14]	Leander Independent School District GO	5.000%	8/15/39	1,710	1,728
[14]	Leander Independent School District GO	5.000%	8/15/40	11,575	11,684
[14]	Leander Independent School District GO	0.000%	8/16/42	1,655	702
[14]	Leander Independent School District GO	0.000%	8/16/44	5,000	1,894
[14]	Leander Independent School District GO	5.000%	2/15/48	3,000	3,194
[14]	Leander Independent School District GO, Prere.	0.000%	8/15/24	25,000	9,536
[14]	Leander Independent School District GO, Prere.	0.000%	8/15/24	205	94
	Lewisville Independent School District GO	5.000%	8/15/25	25	25
[14]	Lewisville Independent School District GO	4.000%	8/15/26	550	552
[14]	Lewisville Independent School District GO	4.000%	8/15/27	3,845	3,863
	Lewisville Independent School District GO	5.000%	8/15/28	1,730	1,755
[14]	Lewisville Independent School District GO	5.000%	8/15/43	4,000	4,391
[14]	Lewisville Independent School District GO	5.000%	8/15/44	6,270	6,847
[14]	Liberty Hill Independent School District GO	4.000%	2/1/46	1,000	971
[14]	Liberty Hill Independent School District GO	4.375%	2/1/47	5,000	5,040
[14]	Liberty Hill Independent School District GO	5.000%	2/1/52	70	73
	Little Elm Town TX GO	2.000%	8/1/37	1,295	952
	Lone Star College System GO	5.000%	8/15/42	100	103
	Lone Star College System GO	2.375%	2/15/51	120	73
[14]	Longview Independent School District GO	4.000%	2/15/30	4,480	4,510
[6]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/40	7,990	7,993
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/28	3,000	3,117
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/25	1,510	1,532
[6]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/27	1,400	1,471
	Lower Colorado River Authority Intergovernmental Agreement Revenue	4.000%	5/15/29	205	206
[6]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/30	3,000	3,305
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/31	3,100	3,448
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/33	1,515	1,725
[6]	Lower Colorado River Authority Intergovernmental Agreement Revenue	4.000%	5/15/40	100	98
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/40	4,650	4,688
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/43	1,395	1,437
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/44	660	673
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/45	1,045	1,091
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/46	545	572
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/47	2,735	2,870
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/48	130	133
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/48	2,750	2,961
[6]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.500%	5/15/48	2,500	2,737
	Lower Colorado River Authority Intergovernmental Agreement Revenue	3.875%	5/15/49	5,035	4,358
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/51	2,670	2,775
144

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/53	3,980	4,306
[6]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.500%	5/15/53	5,000	5,452
[6]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/54	10,000	10,812
	Lubbock County TX GO	2.000%	2/15/35	2,310	1,826
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/46	13,145	12,244
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/51	5,000	4,533
[14]	Mansfield Independent School District GO	4.000%	2/15/49	125	118
	McLennan County TX GO	2.000%	6/1/39	880	600
[14]	Medina Valley Independent School District GO	4.000%	2/15/53	9,000	8,417
	Midland County Fresh Water Supply District No. 1 Water Revenue (Midland Projects), Prere.	0.000%	9/15/27	25	17
	Midland County Fresh Water Supply District No. 1 Water Revenue (Midland Projects), Prere.	0.000%	9/15/27	5	3
	Midland County Fresh Water Supply District No. 1 Water Revenue (Midland Projects), Prere.	0.000%	9/15/27	15	8
[14]	Midland Independent School District GO	5.000%	2/15/50	5,455	5,617
[14]	Midland Independent School District GO	4.000%	2/15/54	5,845	5,456
[14]	Monahans-Wickett-Pyote Independent School District GO	3.000%	2/15/32	1,415	1,372
[14]	Montgomery Independent School District GO	4.000%	2/15/47	235	227
[14]	Montgomery Independent School District GO	4.000%	2/15/48	2,245	2,147
[14]	Montgomery Independent School District GO	4.000%	2/15/53	2,855	2,697
	New Braunfels TX Utility System Electric Power & Light Revenue	4.000%	7/1/55	2,500	2,283
[14]	New Caney Independent School District GO	2.000%	2/15/39	1,000	704
[14]	New Caney Independent School District GO	2.000%	2/15/40	1,430	982
[14]	New Caney Independent School District GO	5.000%	2/15/48	1,880	2,012
[14]	New Caney Independent School District GO	5.000%	2/15/53	2,500	2,646
	Newark Higher Education Finance Corp. College & University Revenue (Abilene Christian University University Program)	4.000%	4/1/57	5,000	4,218
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/46	135	135
[14]	North East TX Independent School District GO	5.250%	2/1/27	595	625
[14]	North East TX Independent School District GO	5.250%	2/1/29	310	339
[5]	North Fort Bend Water Authority Water Revenue	5.000%	12/15/26	1,515	1,576
	North Harris County Regional Water Authority Water Revenue	4.000%	12/15/41	10,000	9,701
	North Texas Municipal Water District Sewer Revenue	4.000%	6/1/31	360	368
	North Texas Municipal Water District Water System Water Revenue	3.000%	9/1/33	2,250	2,120
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/34	5,750	5,823
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/35	40	40
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	2,625	2,634
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	1,910	1,916
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	150	151
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	3,000	3,027
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	3,735	3,768
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	3,665	3,762
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	3,050	3,128
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	1,000	1,026
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	4,000	4,168
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	11,505	12,014
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	1,900	1,944
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	410	419
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	1,595	1,632
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	14,635	15,517
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	2,865	2,889
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	2,475	2,532
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	395	404
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	390	393
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	1,955	2,000
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	750	767
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	2,135	2,184
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	1,030	1,052
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	1,500	1,674
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	9,650	10,717
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	1,195	1,222
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	1,780	1,793
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	235	245
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	300	302
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	390	405
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	14,365	14,463
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	1,265	1,274
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	25	26
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	2,945	2,964
145

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	4,350	4,355
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	250	255
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/36	705	729
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/37	250	258
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/38	220	221
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/38	10,655	10,470
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	635	638
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	15	16
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	65	69
	North Texas Tollway Authority Highway Revenue	5.250%	1/1/38	2,510	2,812
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/39	835	824
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/39	7,120	7,155
	North Texas Tollway Authority Highway Revenue	4.125%	1/1/39	2,500	2,540
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	9,635	9,795
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	210	219
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	2,000	2,189
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/40	1,850	1,818
	North Texas Tollway Authority Highway Revenue	4.125%	1/1/40	1,250	1,261
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/40	2,250	2,446
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/41	105	102
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/43	55	54
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/43	21,390	22,134
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/43	9,950	10,132
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/44	1,375	1,338
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/45	985	988
	North Texas Tollway Authority Highway Revenue	3.000%	1/1/46	160	124
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/48	6,440	6,618
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/48	15,315	15,528
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/48	1,075	1,099
	North Texas Tollway Authority Highway Revenue	4.250%	1/1/49	1,205	1,150
	North Texas Tollway Authority Highway Revenue	3.000%	1/1/51	2,930	2,184
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	0.000%	9/1/31	25,670	12,726
[10]	North Texas Tollway Authority Highway Revenue, Prere.	6.200%	1/1/25	12,015	12,218
	North Texas Tollway Authority Highway Revenue, Prere.	6.500%	1/1/25	1,940	1,976
	North Texas Tollway Authority Highway Revenue, Prere.	6.750%	9/1/31	2,500	3,066
[10]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/28	8,100	7,084
[10]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/29	1,470	1,242
[10]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/30	2,710	2,208
[10]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/31	6,555	5,139
[10]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/32	180	136
[10]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/33	20,605	14,875
[10]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/34	6,015	4,168
[10]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/35	200	133
[10]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/36	10,550	6,659
[10]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/37	3,345	1,998
[10]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/38	6,615	3,717
[1,14]	Northside Independent School District GO	4.000%	8/15/49	5,000	4,792
[1,14]	Northside Independent School District GO	4.125%	8/15/54	5,000	4,777
[14]	Northside Independent School District GO PUT	1.600%	8/1/24	1,665	1,655
[14]	Northside Independent School District GO PUT	0.700%	6/1/25	4,160	4,024
[14]	Northside Independent School District GO PUT	3.000%	8/1/26	3,850	3,775
[14]	Northside Independent School District GO PUT	2.000%	6/1/27	3,625	3,421
[14]	Northwest Independent School District GO	4.000%	2/15/48	1,785	1,705
[14]	Northwest Independent School District GO	5.000%	2/15/48	310	329
[14]	Northwest Independent School District GO	5.000%	2/15/48	2,770	2,938
[14]	Northwest Independent School District GO	5.000%	2/15/49	8,000	8,501
[14]	Pasadena Independent School District GO	5.000%	2/15/47	200	213
[14]	Pasadena Independent School District GO	4.000%	2/15/52	10,015	9,378
[14]	Pasadena Independent School District GO	4.250%	2/15/53	275	268
[14]	Pecos Barstow Toyah Independent School District GO, Prere.	4.000%	2/15/25	1,455	1,459
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/24	1,080	1,082
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/26	5,155	5,359
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/27	6,660	7,023
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/30	410	463
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/32	6,445	7,386
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/32	1,620	1,859
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/33	1,405	1,632
146

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/33	105	120
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/34	30	34
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/35	115	139
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/38	3,000	3,406
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/39	3,000	3,388
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/40	4,915	5,460
	Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/41	1,280	1,242
	Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/41	1,000	1,005
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/41	3,740	4,137
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/42	2,515	2,782
	Permanent University Fund - University of Texas System College & University Revenue	4.125%	7/1/52	2,000	1,925
	Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/53	3,500	3,284
	Permanent University Fund - University of Texas System College & University Revenue, Prere.	4.000%	7/1/24	3,185	3,185
	Permanent University Fund - University of Texas System College & University Revenue, Prere.	5.000%	7/1/24	2,100	2,103
	Pflugerville Independent School District GO	5.000%	2/15/48	7,280	7,542
	Pflugerville TX GO	1.750%	8/1/34	800	624
	Pflugerville TX GO	4.000%	8/1/49	1,830	1,701
	Pflugerville TX GO	4.125%	8/1/53	3,505	3,261
	Plano Independent School District GO	5.000%	2/15/25	10,000	10,111
	Plano Independent School District GO	5.000%	2/15/34	2,095	2,386
	Plano Independent School District GO	5.000%	2/15/38	30	33
	Plano Independent School District GO	3.625%	2/15/39	3,000	2,892
	Plano Independent School District GO	3.750%	2/15/40	3,000	2,890
	Plano Independent School District GO	5.000%	2/15/41	3,010	3,270
	Plano Independent School District GO	5.000%	2/15/42	2,000	2,164
	Plano Independent School District GO	5.000%	2/15/43	4,000	4,312
	Plano TX GO	2.000%	9/1/38	1,975	1,394
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/48	40	43
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/53	9,100	9,616
[14]	Prosper Independent School District GO	4.000%	2/15/48	405	385
[14]	Prosper Independent School District GO	5.000%	2/15/48	10,000	10,300
[14]	Prosper Independent School District GO	5.000%	2/15/49	70	72
[14]	Prosper Independent School District GO	2.250%	2/15/52	6,110	3,567
[14]	Prosper Independent School District GO	4.000%	2/15/54	28,000	26,201
	Prosper TX GO	2.000%	2/15/35	2,035	1,613
[14]	Richardson Independent School District GO	5.000%	2/15/25	1,395	1,410
[14]	Richardson Independent School District GO	5.000%	2/15/42	7,445	7,550
[14]	Rockwall Independent School District GO	5.250%	2/15/48	85	93
[14]	Rockwall Independent School District GO	5.000%	2/15/52	1,000	1,050
[14]	Rockwall Independent School District GO	4.000%	2/15/53	14,500	13,584
[14]	Rockwall Independent School District GO, Prere.	5.000%	2/15/25	1,120	1,131
[14]	Round Rock Independent School District GO	5.000%	8/1/30	585	638
[14]	Round Rock Independent School District GO	5.000%	8/1/31	1,625	1,770
[14]	Round Rock Independent School District GO	4.000%	8/1/32	1,240	1,283
[14]	Round Rock Independent School District GO	3.000%	8/1/33	370	346
[14]	Royse City TX Independent School District GO	5.000%	2/15/53	3,120	3,304
	Sabine-Neches Navigation District (Sabine-Neches Waterway Project) GO	4.625%	2/15/47	11,500	11,694
	Sabine-Neches Navigation District (Sabine-Neches Waterway Project) GO	5.250%	2/15/52	4,230	4,470
[14]	Salado Independent School GO	4.250%	2/15/54	5,000	4,845
	San Antonio Education Facilities Corp. College & University Revenue	4.000%	4/1/46	5,500	4,494
	San Antonio Education Facilities Corp. College & University Revenue	4.000%	4/1/51	3,720	2,909
	San Antonio Education Facilities Corp. College & University Revenue	3.000%	4/1/54	3,585	2,166
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	4.000%	9/15/42	10,110	9,364
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/34	7,500	8,443
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/35	5,000	5,602
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/25	600	606
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/25	17,695	17,900
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	11,320	11,620
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/29	500	487
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/29	13,300	13,748
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/30	1,860	1,803
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	470	486
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/31	3,095	3,174
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/32	260	266
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/34	40	44
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/36	1,280	1,394
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/39	1,850	1,995
147

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/40	3,930	4,214
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/41	2,735	2,920
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/41	3,105	3,451
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/42	3,000	3,314
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/44	4,250	4,516
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/44	80	78
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/46	12,000	12,610
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/46	3,170	3,446
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/47	1,000	922
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/47	5,380	5,499
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/49	3,605	3,763
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/49	1,000	1,040
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/25	1,315	1,260
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/26	3,845	3,821
	San Antonio TX GO	3.000%	8/1/35	240	222
[14]	San Antonio TX Independent School District GO	5.000%	8/15/48	1,975	1,985
[14]	San Antonio TX Independent School District GO	5.000%	8/15/52	17,140	18,055
	San Antonio Water System Water Revenue	5.000%	5/15/33	630	650
	San Antonio Water System Water Revenue	5.000%	5/15/46	75	79
	San Antonio Water System Water Revenue	5.250%	5/15/48	7,000	7,586
	San Antonio Water System Water Revenue	5.250%	5/15/52	11,260	12,104
	San Antonio Water System Water Revenue	5.250%	5/15/52	5,000	5,406
	San Antonio Water System Water Revenue PUT	2.625%	5/1/24	6,390	6,390
	San Antonio Water System Water Revenue PUT	2.625%	5/1/24	2,820	2,820
	San Jacinto Community College District GO	4.000%	2/15/41	2,150	2,082
	San Jacinto Community College District GO	4.000%	2/15/46	10	9
[14]	San Marcos Consolidated Independent School District GO	5.250%	8/15/47	3,000	3,282
[14]	Sanger Independent School District GO	4.000%	8/15/47	1,475	1,413
[14]	Sanger Independent School District GO	4.000%	8/15/52	2,030	1,900
	Seguin TX GO	5.250%	9/1/58	3,000	3,224
[5]	Sheldon Independent School District GO	5.000%	2/15/29	1,675	1,809
[14]	Sherman TX Independent School District GO	5.000%	2/15/48	3,100	3,308
[14]	Sherman TX Independent School District GO	5.000%	2/15/53	2,500	2,646
[14]	Smith County Chapel Hill Independent School District GO	4.000%	2/15/53	1,500	1,401
	Smith County TX GO	5.000%	8/15/43	25	27
[14]	Socorro Independent School District GO	4.000%	8/15/44	1,425	1,366
[14]	Southwest Independent School District GO	4.000%	2/1/53	7,370	6,906
[14]	Spring Branch Independent School District GO	5.000%	2/1/25	4,150	4,194
	Spring Independent School District GO	4.000%	8/15/52	6,655	6,208
	Stephen F Austin State University College & University Revenue	4.000%	10/15/48	15,865	15,023
	Tarrant County College District GO	5.000%	8/15/40	7,250	7,913
	Tarrant County TX GO	4.000%	7/15/47	2,775	2,661
	Temple College GO	3.000%	7/1/46	1,955	1,481
	Temple TX GO	2.125%	8/1/39	1,720	1,196
	Texas A&M University College & University Revenue	5.000%	5/15/25	3,000	3,044
	Texas A&M University College & University Revenue	5.000%	5/15/26	3,675	3,796
	Texas A&M University College & University Revenue	5.000%	5/15/27	180	189
	Texas A&M University College & University Revenue	5.000%	5/15/28	295	310
	Texas A&M University College & University Revenue	3.000%	5/15/41	325	268
[14]	Texas City TX Independent School District GO	4.000%	8/15/53	4,925	4,619
	Texas GO	5.000%	10/1/24	1,020	1,021
	Texas GO	5.000%	10/1/24	18,255	18,354
	Texas GO	5.000%	10/1/24	320	322
	Texas GO	5.000%	4/1/25	1,720	1,722
	Texas GO	5.000%	10/1/25	985	991
	Texas GO	5.000%	10/1/25	800	818
	Texas GO	5.000%	4/1/26	2,435	2,438
	Texas GO	5.000%	10/1/26	460	462
	Texas GO	5.000%	10/1/26	1,020	1,039
	Texas GO	5.000%	10/1/27	360	362
	Texas GO	5.000%	10/1/27	2,815	2,869
	Texas GO	5.000%	10/1/27	1,355	1,356
	Texas GO	3.200%	10/1/28	7,450	7,275
	Texas GO	5.000%	10/1/28	3,355	3,419
	Texas GO	5.000%	10/1/28	1,350	1,356
	Texas GO	5.000%	10/1/29	5,465	5,756
	Texas GO	5.000%	10/1/29	1,060	1,080
148

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas GO	5.000%	10/1/30	210	221
	Texas GO	5.000%	10/1/30	100	105
	Texas GO	4.000%	10/1/31	430	427
	Texas GO	5.000%	10/1/31	520	548
	Texas GO	5.000%	10/1/31	10,390	10,585
	Texas GO	5.000%	10/1/31	20	21
	Texas GO	2.250%	8/1/32	1,000	859
	Texas GO	5.000%	10/1/32	6,095	6,410
	Texas GO	5.000%	10/1/32	19,500	19,850
	Texas GO	5.000%	10/1/32	55	58
	Texas GO	5.000%	10/1/32	50	51
	Texas GO	2.250%	8/1/33	1,000	843
	Texas GO	5.000%	10/1/33	5,965	6,266
	Texas GO	5.000%	10/1/33	75	79
	Texas GO	5.000%	10/1/34	1,540	1,615
	Texas GO	5.000%	10/1/34	105	110
	Texas GO	2.000%	8/1/35	2,000	1,557
	Texas GO	5.000%	10/1/35	9,270	9,421
	Texas GO	5.000%	10/1/35	5,000	5,231
	Texas GO	2.000%	8/1/36	3,000	2,258
	Texas GO	4.000%	10/1/36	20	20
	Texas GO	5.000%	10/1/36	6,985	7,087
	Texas GO	5.000%	5/15/40	1,595	1,606
	Texas GO	5.000%	8/1/41	3,000	3,023
	Texas GO	5.000%	4/1/43	1,320	1,344
	Texas GO	5.000%	4/1/46	235	239
	Texas GO, Prere.	5.000%	10/1/24	3,815	3,834
	Texas GO, Prere.	5.000%	10/1/24	45,635	45,860
	Texas GO, Prere.	5.000%	10/1/24	5,700	5,728
[6]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/35	1,015	926
[6]	Texas Municipal Power Agency Electric Power & Light Revenue	2.000%	9/1/37	2,100	1,513
[6]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/39	3,705	3,128
[6]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/46	2,595	1,978
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/30	2,750	2,820
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/31	4,500	4,603
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/31	30	32
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/32	3,500	3,571
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/32	80	86
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/33	2,000	2,039
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/33	965	1,035
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/35	1,000	1,014
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/35	4,785	5,089
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/36	1,000	1,012
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/36	60	63
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/38	1,000	1,000
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/39	1,050	1,044
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/39	1,000	994
[6]	Texas State Technical College & University Revenue	5.500%	8/1/42	3,565	3,999
	Texas State University System College & University Revenue	5.000%	3/15/27	1,715	1,796
	Texas State University System College & University Revenue	5.000%	3/15/28	3,155	3,310
	Texas State University System College & University Revenue	5.000%	3/15/29	600	630
	Texas State University System College & University Revenue	5.000%	3/15/31	80	84
	Texas Transportation Commission GO	5.000%	4/1/26	10,000	10,310
	Texas Transportation Commission GO	5.000%	4/1/27	10,000	10,514
	Texas Transportation Commission GO	5.000%	4/1/28	12,000	12,857
	Texas Transportation Commission GO	5.000%	4/1/32	5,000	5,718
	Texas Transportation Commission GO	5.000%	4/1/33	10,000	11,571
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/46	1,000	326
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/47	2,000	613
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/48	1,000	289
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/49	5,750	1,565
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/50	2,085	535
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/51	5,195	1,258
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/52	5,000	1,143
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/53	500	108
	Texas Transportation Commission State Highway 249 System Highway Revenue	5.000%	8/1/57	2,500	2,523
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/24	265	266
149

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/24	340	342
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/25	5,370	5,375
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	3,485	3,561
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/26	2,140	2,227
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/26	7,945	8,270
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/30	1,000	1,028
Texas Transportation Commission State Highway Fund Sales Tax Revenue	5.000%	10/1/32	14,200	16,325
Texas Transportation Commission State Highway Fund Sales Tax Revenue	5.000%	10/1/33	10,000	11,636
Texas Water Development Board Water Revenue	5.000%	4/15/25	295	299
Texas Water Development Board Water Revenue	5.000%	4/15/26	1,150	1,187
Texas Water Development Board Water Revenue	5.000%	4/15/29	155	163
Texas Water Development Board Water Revenue	5.000%	10/15/29	13,930	14,274
Texas Water Development Board Water Revenue	5.000%	4/15/30	630	679
Texas Water Development Board Water Revenue	5.000%	4/15/30	115	121
Texas Water Development Board Water Revenue	5.000%	10/15/30	1,110	1,137
Texas Water Development Board Water Revenue	5.000%	4/15/31	3,240	3,490
Texas Water Development Board Water Revenue	5.000%	10/15/31	5,795	5,937
Texas Water Development Board Water Revenue	5.000%	10/15/31	3,135	3,307
Texas Water Development Board Water Revenue	4.000%	10/15/32	570	580
Texas Water Development Board Water Revenue	4.000%	10/15/32	1,730	1,735
Texas Water Development Board Water Revenue	5.000%	10/15/32	9,055	9,747
Texas Water Development Board Water Revenue	3.000%	10/15/33	120	112
Texas Water Development Board Water Revenue	4.000%	10/15/33	2,325	2,378
Texas Water Development Board Water Revenue	4.000%	10/15/33	1,185	1,204
Texas Water Development Board Water Revenue	4.000%	10/15/34	4,900	4,971
Texas Water Development Board Water Revenue	4.000%	10/15/34	2,000	2,040
Texas Water Development Board Water Revenue	4.000%	10/15/34	2,365	2,418
Texas Water Development Board Water Revenue	4.000%	10/15/34	1,610	1,613
Texas Water Development Board Water Revenue	3.000%	10/15/35	130	118
Texas Water Development Board Water Revenue	4.000%	10/15/35	470	475
Texas Water Development Board Water Revenue	4.000%	10/15/35	4,260	4,344
Texas Water Development Board Water Revenue	4.000%	10/15/35	395	402
Texas Water Development Board Water Revenue	4.000%	10/15/36	385	388
Texas Water Development Board Water Revenue	4.000%	10/15/36	130	132
Texas Water Development Board Water Revenue	4.450%	10/15/36	25	27
Texas Water Development Board Water Revenue	4.000%	10/15/37	205	207
Texas Water Development Board Water Revenue	4.000%	10/15/37	310	311
Texas Water Development Board Water Revenue	5.000%	10/15/37	25	28
Texas Water Development Board Water Revenue	4.000%	4/15/38	2,685	2,685
Texas Water Development Board Water Revenue	4.000%	10/15/38	80	81
Texas Water Development Board Water Revenue	5.000%	10/15/38	3,990	4,224
Texas Water Development Board Water Revenue	2.500%	10/15/39	3,000	2,258
Texas Water Development Board Water Revenue	3.000%	10/15/39	225	190
Texas Water Development Board Water Revenue	3.000%	10/15/39	670	567
Texas Water Development Board Water Revenue	4.600%	10/15/39	1,500	1,607
Texas Water Development Board Water Revenue	3.000%	10/15/40	2,170	1,794
Texas Water Development Board Water Revenue	4.000%	10/15/40	1,440	1,390
Texas Water Development Board Water Revenue	4.650%	10/15/40	1,000	1,063
Texas Water Development Board Water Revenue	4.650%	10/15/40	11,500	12,274
Texas Water Development Board Water Revenue	5.000%	8/1/41	100	109
Texas Water Development Board Water Revenue	4.000%	10/15/41	1,880	1,854
Texas Water Development Board Water Revenue	4.700%	10/15/41	4,615	4,900
Texas Water Development Board Water Revenue	4.700%	10/15/41	1,500	1,599
Texas Water Development Board Water Revenue	4.000%	10/15/43	18,810	18,384
Texas Water Development Board Water Revenue	4.750%	10/15/43	3,450	3,651
Texas Water Development Board Water Revenue	5.000%	10/15/43	440	458
Texas Water Development Board Water Revenue	4.000%	10/15/44	14,895	14,562
Texas Water Development Board Water Revenue	4.000%	10/15/45	10,000	9,711
Texas Water Development Board Water Revenue	4.000%	10/15/45	340	316
Texas Water Development Board Water Revenue	5.000%	10/15/45	6,855	6,940
Texas Water Development Board Water Revenue	5.000%	10/15/46	260	266
Texas Water Development Board Water Revenue	5.250%	10/15/46	100	103
Texas Water Development Board Water Revenue	5.000%	10/15/47	4,000	4,266
Texas Water Development Board Water Revenue	4.875%	10/15/48	7,805	8,206
Texas Water Development Board Water Revenue	5.000%	4/15/49	6,920	7,162
Texas Water Development Board Water Revenue	4.000%	10/15/49	14,275	13,478
Texas Water Development Board Water Revenue	4.000%	10/15/50	50	45
150

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Water Development Board Water Revenue	4.000%	4/15/51	10,550	9,869
	Texas Water Development Board Water Revenue	4.000%	10/15/51	14,585	13,634
	Texas Water Development Board Water Revenue	5.250%	10/15/51	5,500	5,954
	Texas Water Development Board Water Revenue	4.000%	10/15/52	10	9
	Texas Water Development Board Water Revenue	5.000%	10/15/57	5,965	6,283
	Texas Water Development Board Water Revenue	5.000%	10/15/58	6,805	7,197
[14]	Tomball Independent School District GO	5.000%	2/15/48	4,955	5,287
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	3.000%	8/1/31	420	403
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	3.000%	8/1/32	130	124
	Trinity River Authority Central Regional Wastewater System Water Revenue	5.000%	8/1/28	3,185	3,359
	University of Houston College & University Revenue	5.000%	2/15/29	2,355	2,412
	University of Houston College & University Revenue	5.000%	2/15/36	25	25
	University of Houston College & University Revenue	5.000%	2/15/37	120	122
	University of Houston College & University Revenue	5.000%	2/15/42	100	108
	University of North Texas System College & University Revenue	5.000%	4/15/47	6,945	7,129
	University of Texas System Regents College & University Revenue	5.000%	8/15/24	3,590	3,602
	University of Texas System Regents College & University Revenue	5.000%	8/15/24	1,180	1,184
	University of Texas System Regents College & University Revenue	5.000%	8/15/25	1,300	1,326
	University of Texas System Regents College & University Revenue	5.000%	8/15/26	3,340	3,465
	University of Texas System Regents College & University Revenue	5.000%	8/15/26	3,250	3,372
	University of Texas System Regents College & University Revenue	5.000%	8/15/26	1,515	1,572
	University of Texas System Regents College & University Revenue	5.000%	8/15/27	1,510	1,597
	University of Texas System Regents College & University Revenue	5.000%	8/15/30	2,625	2,935
	University of Texas System Regents College & University Revenue	5.000%	8/15/31	16,380	18,570
	University of Texas System Regents College & University Revenue	5.000%	8/15/32	2,760	3,015
	University of Texas System Regents College & University Revenue	5.000%	8/15/32	1,100	1,264
	University of Texas System Regents College & University Revenue	5.000%	8/15/33	4,525	5,167
	University of Texas System Regents College & University Revenue	5.000%	8/15/34	15,060	16,419
	University of Texas System Regents College & University Revenue	5.000%	8/15/34	3,245	3,704
	University of Texas System Regents College & University Revenue	4.000%	8/15/35	4,805	4,963
	University of Texas System Regents College & University Revenue	5.000%	8/15/40	6,125	7,028
	University of Texas System Regents College & University Revenue	5.000%	8/15/44	700	702
	University of Texas System Regents College & University Revenue	2.250%	8/15/46	1,070	674
	University of Texas System Regents College & University Revenue	5.000%	8/15/47	1,250	1,413
	University of Texas System Regents College & University Revenue	3.500%	8/15/50	11,610	9,544
	University of Texas System Regents College & University Revenue	5.000%	8/15/50	6,900	7,736
[5]	Van Alstyne TX GO	2.000%	2/15/36	720	555
[14]	Venus Independent School District GO	3.000%	8/15/41	1,535	1,251
[14]	Waco Independent School District GO	4.125%	8/15/53	1,625	1,560
[14]	Waller Consolidated Independent School District GO	3.000%	2/15/39	2,000	1,698
[14]	Waller Consolidated Independent School District GO	4.000%	2/15/44	2,000	1,967
[14]	Waller Consolidated Independent School District GO	4.000%	2/15/48	3,000	2,878
[14]	Waller Consolidated Independent School District GO	4.000%	2/15/53	4,000	3,753
[14]	Waxahachie Independent School District GO	5.000%	2/15/48	3,000	3,211
[14]	Waxahachie Independent School District GO	4.250%	2/15/53	2,250	2,185
	Webster TX GO	2.000%	3/1/38	975	686
	Webster TX GO	2.000%	3/1/39	995	680
[5]	West Harris County Regional Water Authority Water Revenue	3.500%	12/15/46	10,165	8,428
	West Harris County Regional Water Authority Water Revenue	3.000%	12/15/58	120	80
[5]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/41	1,000	942
[5]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/45	1,465	1,337
	Williamson County TX GO	4.000%	2/15/28	18,440	18,924
	Williamson County TX GO	5.000%	2/15/29	5,000	5,446
	Williamson County TX GO	5.000%	2/15/30	5,000	5,544
	Williamson County TX GO	5.000%	2/15/31	5,000	5,633
	Williamson TX GO	2.375%	2/15/37	3,790	3,003
[14]	Wylie Independent School District/Collin County GO	5.250%	8/15/49	3,000	3,271
[14]	Wylie Independent School District/Collin County GO	5.250%	8/15/54	3,000	3,244
[14]	Wylie Taylor County Independent School District GO	4.250%	2/15/54	4,100	3,973
[14]	Ysleta Independent School District GO	5.000%	8/15/47	6,000	6,070
[14]	Ysleta Independent School District GO	4.000%	8/15/50	110	104
[14]	Ysleta Independent School District GO	4.250%	8/15/56	13,295	12,858
[14]	Ysleta Independent School District GO, Prere.	5.000%	8/15/25	8,250	8,399
					3,510,383
Utah (0.6%)
	Canyons School District (Utah School Board Guaranty Program) GO	2.650%	6/15/31	2,565	2,381
	Canyons School District (Utah School Board Guaranty Program) GO	2.750%	6/15/32	2,650	2,463
151

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Canyons School District (Utah School Board Guaranty Program) GO	2.900%	6/15/33	2,725	2,555
Canyons School District (Utah School Board Guaranty Program) GO	2.950%	6/15/34	2,000	1,864
Canyons School District (Utah School Board Guaranty Program) GO	3.000%	6/15/35	2,890	2,687
Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/47	10,000	9,641
Davis School District GO	5.000%	6/1/24	55	55
Davis School District GO (Utah School Board Guaranty Program)	2.600%	6/1/31	3,900	3,573
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/28	110	118
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/29	2,985	3,272
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/29	75	82
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/30	35	39
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/30	990	1,104
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/31	395	447
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/31	160	181
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/32	45	51
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/32	120	138
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/33	15	17
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/33	185	212
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/34	55	62
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/34	70	80
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/35	15	17
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/35	155	176
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/36	35	40
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/37	295	326
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/37	1,220	1,364
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/38	145	159
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/38	1,345	1,492
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/39	2,000	2,212
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/39	215	235
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/40	190	207
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/40	2,230	2,447
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/41	685	743
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/41	7,170	7,821
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/42	885	955
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/42	4,605	5,011
Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/43	3,285	3,631
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/44	2,325	2,497
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/45	905	969
Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/45	10	11
Jordan School District GO	4.000%	6/15/29	2,450	2,463
Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/42	150	154
Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/47	1,555	1,589
Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/38	895	903
Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/39	1,275	1,280
Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/40	1,000	1,000
Salt Lake City UT Public Utilities Water Revenue	4.375%	2/1/52	15	15
Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/52	10,000	10,572
Salt Lake County UT GO	2.700%	12/15/31	1,635	1,525
Salt Lake County UT GO	2.800%	12/15/32	800	748
Unified Fire Service Area Lease (Appropriation) Revenue	2.000%	4/1/37	1,975	1,484
University of Utah College & University Revenue	5.000%	8/1/25	1,125	1,146
University of Utah College & University Revenue	4.000%	8/1/33	425	433
University of Utah College & University Revenue	5.250%	8/1/53	85	93
University of Utah Local or Guaranteed Housing Revenue	5.000%	8/1/37	115	129
University of Utah Local or Guaranteed Housing Revenue	5.000%	8/1/38	30	33
University of Utah Local or Guaranteed Housing Revenue	5.000%	8/1/40	105	116
University of Utah Local or Guaranteed Housing Revenue	5.000%	8/1/42	6,855	7,488
University of Utah Local or Guaranteed Housing Revenue College and University Revenue	5.000%	8/1/46	495	530
University of Utah Local or Guaranteed Housing Revenue College and University Revenue	4.000%	8/1/51	10,000	9,478
Utah GO	5.000%	7/1/24	6,050	6,062
Utah GO	5.000%	7/1/25	2,340	2,383
Utah GO	5.000%	7/1/26	6,970	7,227
Utah GO	5.000%	7/1/26	6,610	6,854
Utah GO	5.000%	7/1/28	3,915	4,229
Utah GO	5.000%	7/1/29	175	191
Utah GO	5.000%	7/1/30	840	917
Utah GO	5.000%	7/1/31	10	11
Utah GO	5.000%	7/1/32	510	556
152

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Utah GO	3.000%	7/1/33	8,650	8,166
	Utah GO	3.000%	7/1/34	3,450	3,238
	Utah GO, Prere.	3.500%	1/1/25	21,970	21,934
[6]	Utah State University College & University Revenue	4.000%	12/1/45	1,390	1,335
	Utah State University College & University Revenue	3.000%	12/1/51	1,000	706
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	4.375%	6/1/40	6,010	6,107
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.500%	6/1/40	30	34
	Utah Transit Authority Government Securities & Interest Revenue, Prere.	5.000%	6/15/25	405	412
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/24	4,915	4,920
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/25	220	224
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/30	7,490	7,557
	Utah Transit Authority Sales Tax Revenue	0.000%	12/15/32	8,865	6,272
	Utah Transit Authority Sales Tax Revenue, Prere.	4.000%	6/15/25	335	337
	Utah Transit Authority Sales Tax Revenue, Prere.	4.000%	6/15/25	1,320	1,329
	Utah Transit Authority Sales Tax Revenue, Prere.	4.000%	6/15/25	165	166
	Utah Transit Authority Sales Tax Revenue, Prere.	4.000%	6/15/25	10	10
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	8,350	8,496
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	2,705	2,752
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	185	188
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	180	183
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	2,800	2,849
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	6,850	6,970
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	50	51
	Weber School District GO	2.125%	6/15/32	1,670	1,446
					216,626
Vermont (0.1%)
	University of Vermont and State Agricultural College Miscellaneous Revenue	4.000%	10/1/40	14,140	13,784
	University of Vermont and State Agricultural College Miscellaneous Revenue	4.125%	10/1/45	10,460	9,973
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/46	200	177
					23,934
Virginia (1.2%)
	Alexandria VA GO	3.000%	7/15/46	25	19
	Arlington County VA GO	2.500%	8/15/29	2,040	1,920
[6]	Chesapeake Bay Bridge & Tunnel District Highway Revenue	5.000%	7/1/41	1,775	1,809
	Chesapeake Bay Bridge & Tunnel District Highway Revenue	5.000%	7/1/51	9,305	9,313
	Commonwealth of Virginia GO	5.000%	6/1/27	180	183
	Fairfax County VA GO	4.000%	10/1/26	290	294
	Fairfax County VA GO	4.000%	10/1/27	2,690	2,721
	Fairfax County VA GO	4.000%	10/1/28	40	40
	Fairfax County VA GO	4.000%	10/1/42	10,000	10,118
	Fairfax County VA Sewer Revenue	5.000%	7/15/24	500	501
	Fairfax County VA Sewer Revenue	5.000%	7/15/49	2,500	2,727
	Fairfax County VA Sewer Revenue	4.000%	7/15/51	2,500	2,425
	Fairfax County VA Sewer Revenue	5.000%	7/15/54	4,400	4,772
	Hampton Roads Sanitation District Sewer Revenue, Prere.	5.000%	8/1/26	125	130
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	4.000%	7/1/50	10,000	9,569
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.000%	7/1/50	1,100	1,154
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	4.000%	7/1/57	9,500	8,820
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.000%	7/1/60	3,500	3,648
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.250%	7/1/60	825	873
	Hampton Roads Transportation Accountability Commission Appropriations Revenue BAN, ETM	5.000%	7/1/26	2,930	3,025
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue	5.000%	7/1/42	19,525	20,322
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue	5.000%	7/1/48	2,190	2,254
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue, Prere.	5.000%	1/1/28	740	791
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue, Prere.	5.000%	1/1/28	2,165	2,315
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue, Prere.	5.500%	1/1/28	3,415	3,710
	Loudoun County Economic Development Authority Lease (Appropriation) Revenue	3.000%	12/1/36	3,500	3,166
	Loudoun County VA GO	2.000%	12/1/34	1,000	809
	Northern Virginia Transportation Commission Transit Revenue (Transforming Rail in Virginia Program)	5.000%	6/1/47	1,500	1,610
	Northern Virginia Transportation Commission Transit Revenue (Transforming Rail in Virginia Program)	5.000%	6/1/52	2,500	2,658
	Richmond VA GO	3.375%	3/1/41	1,450	1,284
	Richmond VA Public Utility Water Revenue	4.000%	1/15/37	7,225	7,283
	Richmond VA Public Utility Water Revenue, Prere.	5.000%	1/15/26	140	144
	Richmond VA Public Utility Water Revenue, Prere.	5.000%	1/15/26	140	144
	Richmond VA Public Utility Water Revenue, Prere.	5.000%	1/15/26	85	87
153

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Richmond VA Public Utility Water Revenue, Prere.	5.000%	1/15/26	40	41
University of Virginia College & University Revenue	5.000%	4/1/38	75	79
University of Virginia College & University Revenue	5.000%	4/1/42	20	21
University of Virginia College & University Revenue	5.000%	4/1/44	5,135	5,321
University of Virginia College & University Revenue	3.570%	4/1/45	6,000	5,236
University of Virginia College & University Revenue	2.180%	11/1/51	10,250	5,822
Virginia Beach Development Authority Intergovernmental Agreement Revenue	3.000%	4/15/35	2,000	1,868
Virginia Beach Development Authority Intergovernmental Agreement Revenue	3.000%	4/15/36	1,725	1,582
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/25	320	323
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/26	1,000	1,029
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/27	30	29
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/27	530	556
Virginia College Building Authority Appropriations Revenue	4.000%	2/1/28	1,295	1,300
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/33	550	520
Virginia College Building Authority Appropriations Revenue	4.000%	2/1/33	45	45
Virginia College Building Authority Appropriations Revenue	4.000%	2/1/34	4,105	4,243
Virginia College Building Authority Appropriations Revenue	4.000%	8/1/34	1,130	1,196
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/35	7,900	7,383
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/36	5,000	4,601
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/38	3,085	2,712
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/39	400	345
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Program)	3.000%	2/1/32	210	197
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/25	300	303
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/25	705	713
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/25	3,040	3,072
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/26	280	288
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/26	1,075	1,106
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/26	11,000	11,314
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/28	310	332
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/28	5,750	6,154
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/28	3,000	3,211
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/28	50	52
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/28	180	193
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/29	3,025	3,223
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/29	620	677
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/29	3,000	3,275
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/29	80	87
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/30	3,990	4,256
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/30	750	788
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/30	3,150	3,494
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/30	210	233
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/30	660	720
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/31	200	210
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/31	1,575	1,679
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/31	3,000	3,382
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/32	3,720	4,253
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/33	3,390	3,929
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/34	40	41
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/34	3,000	3,446
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/34	3,025	3,474
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	3.000%	2/1/35	960	876
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/35	1,550	1,774
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/35	3,000	3,437
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/35	5	6
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/36	2,000	2,021
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/36	1,535	1,748
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/37	45	50
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/37	1,280	1,446
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/38	1,000	1,120
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/38	45	50
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/39	15	17
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/40	1,220	1,348
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/41	1,765	1,945
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/42	3,615	3,935
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.250%	2/1/42	5,000	5,584
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/43	1,955	1,918
Virginia College Building Authority Appropriations Revenue, Prere.	5.000%	2/1/25	6,360	6,430
154

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Virginia College Building Authority Appropriations Revenue, Prere.	5.000%	2/1/25	30	30
	Virginia College Building Authority Appropriations Revenue, Prere.	5.000%	2/1/25	150	152
	Virginia College Building Authority College & University Revenue	3.000%	9/1/26	5	5
	Virginia College Building Authority College & University Revenue	5.000%	9/1/27	395	408
	Virginia College Building Authority College & University Revenue	5.000%	3/1/54	2,000	2,139
	Virginia College Building Authority College & University Revenue (Regent University Project)	4.000%	6/1/36	3,425	3,289
	Virginia College Building Authority College & University Revenue (Regent University Project)	3.000%	6/1/41	5,225	3,960
	Virginia College Building Authority College & University Revenue (Regent University Project)	4.000%	6/1/46	6,360	5,366
[1]	Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	4.000%	2/1/44	13,215	12,914
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	5.000%	2/1/25	4,055	4,098
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	5.000%	2/1/26	55	57
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	5.000%	2/1/27	195	205
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/36	8,545	7,901
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/38	2,000	1,768
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/39	1,250	1,086
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/40	100	85
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/24	5,030	5,032
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/25	1,460	1,483
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/26	2,590	2,679
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/27	2,385	2,517
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/28	400	426
	Virginia Commonwealth Transportation Board Appropriations Revenue	3.000%	5/15/29	4,200	4,194
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/29	8,670	9,214
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/30	1,000	1,063
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/31	700	700
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/34	2,520	2,579
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/35	270	276
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/36	250	255
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/42	3,485	3,408
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/36	9,395	8,540
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.250%	5/15/43	4,000	3,363
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/32	2,000	2,291
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	4.000%	5/15/34	16,995	17,979
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	4.000%	5/15/36	3,100	3,238
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	3/15/27	1,440	1,495
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	9/15/30	6,265	6,488
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/24	5,305	5,330
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/25	3,735	3,783
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/25	20	20
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/26	15	15
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/26	30	31
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/27	225	237
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/27	50	53
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/24	90	90
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/25	205	205
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/25	3,800	3,872
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/25	5,300	5,400
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/26	4,750	4,755
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/26	3,345	3,470
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/27	2,230	2,360
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/28	275	291
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/31	545	618
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/32	165	187
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/33	280	317
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/35	15	16
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/36	245	256
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/37	175	197
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/42	4,000	4,039
	Virginia Public Building Authority Appropriations Revenue (21st Century College & Equipment Revenue)	5.000%	2/1/29	305	333
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/25	1,830	1,865
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/26	5,980	6,087
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/28	1,475	1,501
	Virginia Resources Authority Lease Revenue	5.000%	11/1/31	1,500	1,656
	Virginia Resources Authority Lease Revenue	5.000%	11/1/33	1,395	1,539
	Virginia Resources Authority Miscellaneous Revenue	4.000%	11/1/41	20	20
	Virginia Small Business Financing Authority College & University Revenue	4.000%	10/1/38	1,075	1,072
155

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Williamsburg Economic Development Authority Local or Guaranteed Housing Revenue (William & Mary Project)	4.000%	7/1/48	1,000	929
[6]	Williamsburg Economic Development Authority Local or Guaranteed Housing Revenue (William & Mary Project)	5.250%	7/1/53	1,510	1,617
[6]	Williamsburg Economic Development Authority Local or Guaranteed Housing Revenue (William & Mary Project)	4.125%	7/1/58	1,000	931
[6]	Williamsburg Economic Development Authority Local or Guaranteed Housing Revenue (William & Mary Project)	4.375%	7/1/63	3,000	2,882
					429,354
Washington (2.7%)
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/41	8,025	8,221
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/46	3,055	3,457
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/27	535	569
[8]	Central Puget Sound Regional Transit Authority Sales Tax Revenue	4.750%	2/1/28	10	10
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/28	560	607
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/29	2,000	2,208
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/30	1,415	1,586
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/31	300	341
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/32	1,160	1,319
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/33	940	1,065
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/34	240	272
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	3.000%	11/1/36	3,600	3,306
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/36	285	318
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/43	170	182
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	4.000%	11/1/46	5,000	4,812
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	4.000%	11/1/25	1,380	1,393
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	4,500	4,608
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	6,380	6,534
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	1,310	1,342
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	1,125	1,152
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	1,605	1,644
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	420	430
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	19,510	19,980
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	4,730	4,844
[8]	Chelan County Public Utility District No. 1 Electric Power & Light Revenue	0.000%	6/1/29	275	231
	Energy Northwest Electric Power & Light Revenue	5.000%	7/1/25	10,475	10,654
	Energy Northwest Electric Power & Light Revenue	5.000%	7/1/30	9,490	9,518
	Energy Northwest Electric Power & Light Revenue	5.000%	7/1/32	2,000	2,006
	Energy Northwest Electric Power & Light Revenue (Subordinate Project)	5.000%	7/1/28	1,620	1,644
	Energy Northwest Nuclear Revenue	5.000%	7/1/25	880	895
	Energy Northwest Nuclear Revenue	5.000%	7/1/26	2,780	2,882
	Energy Northwest Nuclear Revenue	5.000%	7/1/26	4,900	4,976
	Energy Northwest Nuclear Revenue	5.000%	7/1/28	4,510	4,669
	Energy Northwest Nuclear Revenue	5.000%	7/1/29	2,395	2,521
	Energy Northwest Nuclear Revenue	4.000%	7/1/30	5,000	5,268
	Energy Northwest Nuclear Revenue	5.000%	7/1/30	5,075	5,461
	Energy Northwest Nuclear Revenue	5.000%	7/1/31	3,905	4,194
	Energy Northwest Nuclear Revenue	5.000%	7/1/32	385	441
	Energy Northwest Nuclear Revenue	5.000%	7/1/32	1,060	1,138
	Energy Northwest Nuclear Revenue	5.000%	7/1/32	410	440
	Energy Northwest Nuclear Revenue	5.000%	7/1/32	60	61
	Energy Northwest Nuclear Revenue	5.000%	7/1/33	590	619
	Energy Northwest Nuclear Revenue	5.000%	7/1/33	160	183
	Energy Northwest Nuclear Revenue	5.000%	7/1/33	75	80
	Energy Northwest Nuclear Revenue	5.000%	7/1/33	1,735	1,862
	Energy Northwest Nuclear Revenue	5.000%	7/1/34	2,605	2,790
	Energy Northwest Nuclear Revenue	5.000%	7/1/34	1,375	1,476
	Energy Northwest Nuclear Revenue	5.000%	7/1/34	120	139
	Energy Northwest Nuclear Revenue	5.000%	7/1/35	3,295	3,797
	Energy Northwest Nuclear Revenue	5.000%	7/1/35	115	125
	Energy Northwest Nuclear Revenue	5.000%	7/1/35	2,850	3,155
	Energy Northwest Nuclear Revenue	5.000%	7/1/36	7,215	7,809
	Energy Northwest Nuclear Revenue	5.000%	7/1/36	1,880	2,150
	Energy Northwest Nuclear Revenue	5.000%	7/1/36	305	336
	Energy Northwest Nuclear Revenue	5.000%	7/1/37	145	162
	Energy Northwest Nuclear Revenue	5.000%	7/1/37	2,110	2,388
	Energy Northwest Nuclear Revenue	5.000%	7/1/37	35	38
	Energy Northwest Nuclear Revenue	5.000%	7/1/38	270	289
	Energy Northwest Nuclear Revenue	5.000%	7/1/38	3,160	3,543
[1]	Energy Northwest Nuclear Revenue	5.000%	7/1/38	7,000	7,922
	Energy Northwest Nuclear Revenue	5.000%	7/1/39	3,245	3,512
156

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Energy Northwest Nuclear Revenue	5.000%	7/1/39	7,500	8,444
	Energy Northwest Nuclear Revenue	5.000%	7/1/41	680	736
	Energy Northwest Nuclear Revenue (Electric 3 Revenue Project)	5.000%	7/1/33	1,235	1,432
	Energy Northwest Nuclear Revenue (Project No. 1 Electric Revenue)	5.000%	7/1/27	130	137
	Energy Northwest Nuclear Revenue (Project No. 1 Electric Revenue)	5.000%	7/1/34	4,000	4,622
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/25	1,185	1,187
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	2,460	2,550
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	2,200	2,204
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	1,280	1,327
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	4,000	4,146
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/27	1,505	1,507
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/27	1,930	2,039
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/28	2,985	3,145
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/28	5,670	6,102
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/36	270	305
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/40	13,885	15,082
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/25	3,080	3,133
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/26	1,965	2,037
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/27	350	370
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/28	940	1,012
	Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/25	13,055	13,278
	Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/28	260	260
	Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/28	985	1,038
	Energy Northwest Nuclear Revenue, ETM	5.000%	7/1/24	1,905	1,908
	Franklin County School District No. 1 Pasco GO	4.000%	12/1/28	1,490	1,549
	King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/39	100	111
	King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/41	2,500	2,780
	King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/42	2,500	2,768
	King County School District No. 210 Federal Way GO	5.000%	12/1/30	1,000	1,059
	King County School District No. 210 Federal Way GO	3.000%	12/1/39	130	110
	King County School District No. 403 Renton GO	4.000%	12/1/39	1,480	1,495
	King County School District No. 403 Renton GO	4.000%	12/1/40	1,750	1,757
	King County School District No. 403 Renton GO	4.000%	12/1/41	1,955	1,941
	King County School District No. 411 Issaquah GO	3.000%	12/1/30	490	475
	King County School District No. 411 Issaquah GO	4.000%	12/1/31	7,435	7,516
	King County School District No. 411 Issaquah GO	5.000%	12/1/32	815	845
	King County School District No. 414 Lake Washington GO	4.000%	12/1/27	495	509
	King County School District No. 414 Lake Washington GO	4.000%	12/1/28	185	192
	King County School District No. 414 Lake Washington GO	4.000%	12/1/29	135	142
	King County WA GO	4.000%	1/1/26	70	71
	King County WA GO	5.000%	1/1/30	70	77
	King County WA GO	4.000%	7/1/30	5,740	5,849
	King County WA GO	5.000%	1/1/32	2,910	3,294
	King County WA Sewer Revenue	4.000%	7/1/33	415	420
	King County WA Sewer Revenue	4.000%	7/1/35	30	30
	King County WA Sewer Revenue	4.000%	7/1/40	500	486
	King County WA Sewer Revenue	4.000%	7/1/41	10,000	9,675
	King County WA Sewer Revenue	4.000%	7/1/45	15	14
	King County WA Sewer Revenue PUT	0.875%	1/1/26	20,740	19,226
	King County WA Sewer Revenue, Prere.	5.000%	1/1/25	7,615	7,683
	King County WA Sewer Revenue, Prere.	5.000%	1/1/25	9,050	9,131
	King WA Sewer Revenue	4.000%	7/1/31	125	127
	Pierce & King Counties WA School District No. 417 Fife GO	4.000%	12/1/39	1,575	1,588
	Pierce County School District No. 10 Tacoma GO, Prere.	5.250%	12/1/24	1,200	1,211
	Pierce County School District No. 10 Tacoma GO, Prere.	5.000%	12/1/25	2,855	2,923
[1]	Pierce County School District No. 403 Bethel GO	5.000%	12/1/43	5,000	5,491
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	2/1/30	675	690
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/31	7,000	7,791
	Port of Tacoma WA GO	5.000%	12/1/27	2,165	2,251
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	5/1/44	755	714
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	7/1/47	800	777
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	2/1/25	100	101
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	3/1/31	35	39
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	4/1/43	4,025	4,227
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/43	2,335	2,319
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	9/1/44	370	356
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	5/1/45	420	399
157

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	1/1/46	2,195	2,116
Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	7/1/47	140	150
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	9/1/47	2,210	2,111
Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	3/1/48	3,000	3,209
Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	3/1/53	3,000	3,173
Snohomish County WA GO	2.000%	12/1/31	5,565	4,749
Spokane County School District No. 81 Spokane GO	5.000%	12/1/36	255	276
Spokane County School District No. 81 Spokane GO	4.000%	12/1/37	365	374
Spokane County School District No. 81 Spokane GO	4.000%	12/1/38	275	280
Spokane County School District No. 81 Spokane GO	4.000%	12/1/39	545	554
Spokane WA GO	4.000%	12/1/31	1,475	1,522
Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/38	4,375	4,376
Tacoma WA Electric System Electric Power & Light Revenue	4.000%	1/1/42	15,945	14,880
Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/46	195	207
Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/49	2,000	2,132
Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/54	2,000	2,114
University of Washington College & University Revenue	4.000%	6/1/37	10	10
University of Washington College & University Revenue	4.000%	12/1/41	5,015	4,855
University of Washington College & University Revenue	3.125%	7/1/42	3,175	2,573
University of Washington College & University Revenue	5.000%	4/1/43	1,000	1,031
University of Washington College & University Revenue	3.250%	7/1/43	125	102
University of Washington College & University Revenue PUT	4.000%	8/1/27	3,700	3,734
Washington Appropriations Revenue (Garvee-SR 520 Corridor Project)	5.000%	9/1/24	6,295	6,319
Washington Economic Development Finance Authority College & University Revenue	4.000%	6/1/38	6,395	6,234
Washington GO	5.000%	6/1/24	100	100
Washington GO	5.000%	7/1/24	4,165	4,173
Washington GO	5.000%	7/1/24	715	716
Washington GO	5.000%	7/1/24	145	145
Washington GO	5.000%	7/1/24	10,665	10,685
Washington GO	5.000%	7/1/24	80	80
Washington GO	5.000%	7/1/24	50	50
Washington GO	5.000%	8/1/24	945	948
Washington GO	5.000%	8/1/24	1,245	1,249
Washington GO	5.000%	7/1/25	295	298
Washington GO	5.000%	7/1/25	700	712
Washington GO	5.000%	7/1/25	2,450	2,493
Washington GO	5.000%	7/1/25	2,525	2,570
Washington GO	5.000%	7/1/25	2,200	2,205
Washington GO	5.000%	7/1/25	10,680	10,869
Washington GO	5.000%	8/1/25	2,845	2,899
Washington GO	5.000%	8/1/25	3,200	3,261
Washington GO	4.000%	7/1/26	2,735	2,736
Washington GO	4.000%	7/1/26	20,620	20,932
Washington GO	5.000%	7/1/26	330	338
Washington GO	5.000%	7/1/26	7,655	7,921
Washington GO	4.000%	7/1/27	3,130	3,209
Washington GO	4.000%	7/1/27	30	31
Washington GO	5.000%	7/1/27	475	479
Washington GO	5.000%	7/1/27	20	20
Washington GO	5.000%	7/1/27	2,005	2,024
Washington GO	5.000%	7/1/27	155	164
Washington GO	5.000%	7/1/27	15	15
Washington GO	5.000%	8/1/27	410	424
Washington GO	5.000%	8/1/27	5,475	5,789
Washington GO	5.000%	8/1/27	5,000	5,287
Washington GO	5.000%	8/1/27	975	1,031
Washington GO	5.000%	8/1/27	10,000	10,574
Washington GO	5.000%	2/1/28	2,000	2,135
Washington GO	4.000%	7/1/28	370	383
Washington GO	4.000%	7/1/28	45	47
Washington GO	5.000%	7/1/28	400	404
Washington GO	5.000%	7/1/28	290	293
Washington GO	5.000%	7/1/28	1,230	1,259
Washington GO	5.000%	7/1/28	6,850	6,911
Washington GO	5.000%	8/1/28	970	1,027
Washington GO	5.000%	8/1/28	1,165	1,234
Washington GO	5.000%	8/1/28	75	77
158

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Washington GO	5.000%	8/1/28	5,000	5,389
Washington GO	5.000%	8/1/28	10,845	11,688
Washington GO	4.000%	7/1/29	15,000	15,692
Washington GO	5.000%	7/1/29	1,225	1,236
Washington GO	5.000%	7/1/29	490	502
Washington GO	5.000%	7/1/29	45	45
Washington GO	5.000%	8/1/29	10,500	10,854
Washington GO	5.000%	8/1/29	180	190
Washington GO	5.000%	8/1/29	2,210	2,424
Washington GO	4.000%	7/1/30	2,250	2,364
Washington GO	5.000%	7/1/30	15,745	15,883
Washington GO	5.000%	7/1/30	335	343
Washington GO	5.000%	7/1/30	2,665	2,688
Washington GO	5.000%	7/1/30	400	446
Washington GO	5.000%	8/1/30	2,335	2,415
Washington GO	5.000%	8/1/30	70	74
Washington GO	5.000%	8/1/30	1,710	1,804
Washington GO	5.000%	8/1/30	2,500	2,638
Washington GO	5.000%	8/1/30	1,000	1,115
Washington GO	4.000%	7/1/31	3,685	3,652
Washington GO	5.000%	7/1/31	3,400	3,429
Washington GO	5.000%	7/1/31	2,000	2,017
Washington GO	5.000%	7/1/31	3,125	3,152
Washington GO	5.000%	7/1/31	525	537
Washington GO	5.000%	8/1/31	1,585	1,670
Washington GO	5.000%	8/1/31	2,910	3,009
Washington GO	5.000%	8/1/31	75	79
Washington GO	5.000%	8/1/31	5,580	6,318
Washington GO	5.000%	8/1/31	125	142
Washington GO	5.000%	7/1/32	5,965	6,015
Washington GO	5.000%	7/1/32	3,340	3,368
Washington GO	5.000%	7/1/32	305	311
Washington GO	5.000%	8/1/32	3,810	3,869
Washington GO	5.000%	8/1/32	5,000	5,262
Washington GO	5.000%	8/1/32	5,000	5,262
Washington GO	5.000%	8/1/32	215	246
Washington GO	5.000%	8/1/32	90	103
Washington GO	5.000%	8/1/32	10,000	11,455
Washington GO	5.000%	2/1/33	130	148
Washington GO	5.000%	7/1/33	480	484
Washington GO	5.000%	7/1/33	1,945	1,986
Washington GO	5.000%	8/1/33	745	757
Washington GO	5.000%	8/1/33	1,630	1,715
Washington GO	5.000%	8/1/33	100	114
Washington GO	5.000%	8/1/33	760	800
Washington GO	5.000%	8/1/33	290	336
Washington GO	5.000%	2/1/34	45	51
Washington GO	5.000%	7/1/34	180	209
Washington GO	5.000%	8/1/34	225	233
Washington GO	5.000%	8/1/34	250	254
Washington GO	5.000%	8/1/34	1,500	1,696
Washington GO	5.000%	8/1/34	65	76
Washington GO	5.000%	8/1/34	25	28
Washington GO	5.000%	2/1/35	4,330	4,765
Washington GO	5.000%	2/1/35	25	28
Washington GO	5.000%	8/1/35	500	523
Washington GO	5.000%	8/1/35	1,715	1,986
Washington GO	5.000%	8/1/35	1,050	1,184
Washington GO	5.000%	8/1/35	60	68
Washington GO	5.000%	8/1/35	75	78
Washington GO	5.000%	8/1/35	8,000	9,358
Washington GO	5.000%	2/1/36	1,465	1,605
Washington GO	5.000%	2/1/36	45	51
Washington GO	5.000%	7/1/36	155	178
Washington GO	5.000%	8/1/36	1,410	1,429
Washington GO	5.000%	8/1/36	30	34
Washington GO	5.000%	8/1/36	3,160	3,622
159

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Washington GO	5.000%	8/1/36	9,950	11,538
Washington GO	5.000%	2/1/37	55	61
Washington GO	5.000%	2/1/37	195	212
Washington GO	5.000%	8/1/37	2,300	2,445
Washington GO	5.000%	8/1/37	8,575	8,683
Washington GO	5.000%	8/1/37	810	831
Washington GO	5.000%	8/1/37	5,010	5,403
Washington GO	5.000%	8/1/37	45	51
Washington GO	5.000%	8/1/37	50	56
Washington GO	5.000%	2/1/38	20	22
Washington GO	5.000%	2/1/38	305	321
Washington GO	5.000%	6/1/38	2,020	2,191
Washington GO	5.000%	8/1/38	1,500	1,630
Washington GO	5.000%	8/1/38	15	17
Washington GO	5.000%	8/1/38	5,000	5,629
Washington GO	5.000%	8/1/38	70	79
Washington GO	5.000%	8/1/38	20	22
Washington GO	5.000%	8/1/38	10,000	11,372
Washington GO	5.000%	2/1/39	2,090	2,299
Washington GO	5.000%	2/1/39	205	221
Washington GO	5.000%	6/1/39	1,155	1,248
Washington GO	5.000%	8/1/39	3,175	3,212
Washington GO	5.000%	8/1/39	615	630
Washington GO	5.000%	8/1/39	1,260	1,364
Washington GO	5.000%	8/1/39	7,530	8,440
Washington GO	5.000%	8/1/39	10	11
Washington GO	5.000%	8/1/39	5,000	5,659
Washington GO	5.000%	2/1/40	1,895	2,073
Washington GO	5.000%	2/1/40	2,630	2,819
Washington GO	5.000%	2/1/40	500	514
Washington GO	5.000%	6/1/40	8,275	8,900
Washington GO	5.000%	8/1/40	675	682
Washington GO	5.000%	8/1/40	1,365	1,471
Washington GO	5.000%	8/1/40	2,060	2,250
Washington GO	5.000%	8/1/40	3,875	4,257
Washington GO	5.000%	8/1/40	7,500	8,350
Washington GO	5.000%	8/1/40	210	224
Washington GO	5.000%	8/1/40	4,000	4,494
Washington GO	5.000%	2/1/41	6,760	7,368
Washington GO	5.000%	2/1/41	185	198
Washington GO	5.000%	2/1/41	50	55
Washington GO	5.000%	2/1/41	2,980	3,218
Washington GO	5.000%	2/1/41	50	51
Washington GO	5.000%	6/1/41	2,770	2,970
Washington GO	5.000%	8/1/41	2,665	2,890
Washington GO	5.000%	8/1/41	3,610	3,791
Washington GO	5.000%	8/1/41	1,090	1,171
Washington GO	5.000%	8/1/41	20	21
Washington GO	5.000%	8/1/41	15	17
Washington GO	5.000%	8/1/41	35	38
Washington GO	5.000%	2/1/42	600	626
Washington GO	5.000%	2/1/42	1,500	1,538
Washington GO	5.000%	2/1/42	820	891
Washington GO	5.000%	2/1/42	15	16
Washington GO	5.000%	8/1/42	4,070	4,354
Washington GO	5.000%	8/1/42	10,000	11,040
Washington GO	5.000%	8/1/42	1,260	1,320
Washington GO	5.000%	8/1/42	165	180
Washington GO	5.000%	2/1/43	40	42
Washington GO	5.000%	2/1/43	35	38
Washington GO	5.000%	8/1/43	1,045	1,093
Washington GO	5.000%	8/1/43	6,300	6,765
Washington GO	5.000%	8/1/43	320	339
Washington GO	5.000%	8/1/43	20	21
Washington GO	5.000%	2/1/44	3,570	3,777
Washington GO	5.000%	2/1/44	490	527
Washington GO	5.000%	2/1/44	615	669
160

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington GO	5.000%	8/1/44	165	175
	Washington GO	5.000%	8/1/44	90	98
	Washington GO	5.000%	8/1/44	410	432
	Washington GO	5.000%	2/1/45	250	266
	Washington GO	5.000%	2/1/45	5,000	5,439
	Washington GO	5.000%	6/1/45	1,120	1,180
	Washington GO	5.000%	8/1/45	280	301
	Washington GO	5.000%	2/1/46	2,880	3,058
	Washington GO	5.000%	8/1/46	320	343
	Washington GO	5.000%	8/1/46	30	32
	Washington GO	5.000%	2/1/47	11,000	11,731
	Washington GO	5.000%	2/1/48	8,000	8,565
	Washington GO	5.000%	8/1/48	5,000	5,370
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/48	2,725	2,773
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/48	5,200	5,266
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/58	9,950	6,547
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/58	5,345	3,568
[6]	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/58	1,110	763
[6]	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/58	2,920	2,007
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/58	3,530	3,067
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/58	75	64
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/58	1,455	1,474
	Washington State University College & University Revenue	5.000%	4/1/40	165	165
	WBRP 3.2 College & University Revenue	4.000%	1/1/48	440	419
					942,352
West Virginia (0.0%)
[6]	Marshall University College & University Revenue	3.000%	5/1/46	385	292
	West Virginia GO	5.000%	12/1/41	35	37
	West Virginia GO	4.000%	12/1/42	1,205	1,205
	West Virginia GO	5.000%	12/1/43	70	74
	West Virginia Higher Education Policy Commission College & University Revenue	4.000%	4/1/34	390	390
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/43	2,700	2,806
	West Virginia Parkways Authority Highway Revenue	4.000%	6/1/47	3,330	3,191
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/47	1,395	1,474
	West Virginia University College & University Revenue (West Virginia University Projects), Prere.	5.000%	10/1/24	100	100
					9,569
Wisconsin (0.5%)
	Dane County WI GO	2.500%	6/1/27	1,780	1,690
	Howard-Suamico WI School District GO	1.750%	3/1/32	4,530	3,691
	Madison WI Metropolitan School District GO	1.500%	3/1/32	5,255	4,190
	Madison WI Metropolitan School District GO	1.625%	3/1/34	5,215	4,020
	Public Finance Authority Charter School Aid Revenue	5.750%	7/1/62	6,650	7,129
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/29	880	902
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/35	905	926
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/41	6,000	6,077
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/46	10,000	10,078
	Public Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/48	3,825	2,526
[5]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/42	1,250	1,341
[5]	Public Finance Authority Local or Guaranteed Housing Revenue	5.375%	7/1/47	1,950	2,081
[5]	Public Finance Authority Local or Guaranteed Housing Revenue	5.500%	7/1/52	2,255	2,410
[5]	Public Finance Authority Local or Guaranteed Housing Revenue	5.625%	7/1/55	1,500	1,617
	Stoughton WI GO	2.375%	4/1/27	1,205	1,147
	West De Pere School District GO	3.000%	4/1/32	2,885	2,650
	Wisconsin Appropriations Revenue, ETM	5.000%	5/1/25	2,855	2,897
	Wisconsin Appropriations Revenue, ETM	5.000%	5/1/27	60	63
	Wisconsin Appropriations Revenue, Prere.	5.000%	5/1/27	25	26
	Wisconsin Appropriations Revenue, Prere.	5.000%	5/1/27	8,560	9,014
[6]	Wisconsin Center District Miscellaneous Taxes Revenue	5.250%	12/15/27	285	295
[6]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/45	4,650	1,634
[6]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/50	3,000	799
[6]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/55	3,000	614
[6]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/60	20,500	3,205
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/27	1,145	1,210
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/28	545	575
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/28	775	820
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/29	2,840	2,996
161

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/30	315	353
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/31	3,105	3,533
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/32	3,235	3,735
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/24	1,225	1,227
	Wisconsin GO	5.000%	5/1/24	1,000	1,000
	Wisconsin GO	5.000%	5/1/24	1,375	1,375
	Wisconsin GO	5.000%	11/1/24	570	574
	Wisconsin GO	5.000%	5/1/25	8,610	8,670
	Wisconsin GO	5.000%	11/1/25	315	320
	Wisconsin GO	5.000%	11/1/25	2,600	2,662
	Wisconsin GO	5.000%	5/1/26	2,185	2,200
	Wisconsin GO	5.000%	11/1/26	760	793
	Wisconsin GO	5.000%	11/1/26	1,370	1,429
	Wisconsin GO	5.000%	5/1/27	25	25
	Wisconsin GO	5.000%	5/1/27	1,520	1,601
	Wisconsin GO	5.000%	11/1/27	380	400
	Wisconsin GO	5.000%	11/1/27	6,270	6,605
	Wisconsin GO	5.000%	11/1/27	1,190	1,254
	Wisconsin GO	5.000%	5/1/28	5,450	5,487
	Wisconsin GO	5.000%	11/1/28	215	222
	Wisconsin GO	5.000%	11/1/28	570	599
	Wisconsin GO	5.000%	11/1/28	4,245	4,464
	Wisconsin GO	5.000%	5/1/29	75	82
	Wisconsin GO	5.000%	11/1/29	1,530	1,576
	Wisconsin GO	5.000%	11/1/29	235	247
	Wisconsin GO	5.000%	11/1/29	150	157
	Wisconsin GO	5.000%	5/1/30	6,000	6,678
	Wisconsin GO	5.000%	5/1/30	480	534
	Wisconsin GO	5.000%	11/1/30	2,060	2,158
	Wisconsin GO	5.000%	5/1/31	5,085	5,744
	Wisconsin GO	5.000%	5/1/31	30	34
	Wisconsin GO	5.000%	11/1/31	575	603
	Wisconsin GO	5.000%	5/1/32	195	223
	Wisconsin GO	5.000%	5/1/33	1,000	1,157
	Wisconsin GO	5.000%	5/1/34	300	348
	Wisconsin GO	5.000%	5/1/35	3,000	3,462
	Wisconsin GO	5.000%	5/1/36	3,085	3,535
	Wisconsin GO	5.000%	5/1/37	2,300	2,618
	Wisconsin GO	5.000%	5/1/38	2,100	2,369
	Wisconsin GO	4.000%	5/1/39	2,350	2,369
	Wisconsin GO, Prere.	5.000%	5/1/24	8,880	8,880
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	12/1/46	6,450	6,087
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	12/1/51	5,000	4,519
					178,531
Wyoming (0.0%)
[6]	University of Wyoming Local or Guaranteed Housing Revenue	4.000%	6/1/51	7,000	6,565
Total Tax-Exempt Municipal Bonds (Cost $35,048,164)					34,436,839
162

Tax-Exempt Bond Index Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[15]	Vanguard Municipal Cash Management Fund (Cost $123,338)	3.522%	1,233,265	123,351
Total Investments (99.7%) (Cost $35,171,502)				34,560,190
Other Assets and Liabilities—Net (0.3%)				88,892
Net Assets (100%)				34,649,082
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2024.
2	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
3	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, the aggregate value was $188,052,000, representing 0.5% of net assets.
5	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
6	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
7	Step bond.
8	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
9	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
10	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
11	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
12	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
13	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
14	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
15	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
See accompanying Notes, which are an integral part of the Financial Statements.
163

Tax-Exempt Bond Index Fund
Statement of Assets and Liabilities
As of April 30, 2024
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $35,048,164)	34,436,839
Affiliated Issuers (Cost $123,338)	123,351
Total Investments in Securities	34,560,190
Investment in Vanguard	1,028
Receivables for Investment Securities Sold	1,100
Receivables for Accrued Income	442,055
Receivables for Capital Shares Issued	1,733
Total Assets	35,006,106
Liabilities
Due to Custodian	43
Payables for Investment Securities Purchased	347,619
Payables for Capital Shares Redeemed	5,975
Payables for Distributions	2,637
Payables to Vanguard	750
Total Liabilities	357,024
Net Assets	34,649,082
At April 30, 2024, net assets consisted of:

Paid-in Capital	35,319,850
Total Distributable Earnings (Loss)	(670,768)
Net Assets	34,649,082

ETF Shares—Net Assets
Applicable to 645,741,219 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	32,187,362
Net Asset Value Per Share—ETF Shares	$49.85

Admiral Shares—Net Assets
Applicable to 123,747,697 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,461,720
Net Asset Value Per Share—Admiral Shares	$19.89
See accompanying Notes, which are an integral part of the Financial Statements.
164

Tax-Exempt Bond Index Fund
Statement of Operations

Six Months Ended April 30, 2024
($000)
Investment Income
Income
Interest[1]	540,306
Total Income	540,306
Expenses
The Vanguard Group—Note B
Investment Advisory Services	342
Management and Administrative— ETF Shares	6,322
Management and Administrative— Admiral Shares	982
Marketing and Distribution— ETF Shares	831
Marketing and Distribution— Admiral Shares	66
Custodian Fees	110
Shareholders’ Reports—ETF Shares	248
Shareholders’ Reports—Admiral Shares	5
Trustees’ Fees and Expenses	12
Other Expenses	117
Total Expenses	9,035
Expenses Paid Indirectly	(110)
Net Expenses	8,925
Net Investment Income	531,381
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	(852)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	1,586,657
Net Increase (Decrease) in Net Assets Resulting from Operations	2,117,186
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $4,696,000, $1,000, $1,000, and $2,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $4,740,000 of net gain (loss) resulting from in-kind redemptions.
Statement of Changes in Net Assets

	Six Months Ended April 30, 2024	Year Ended October 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	531,381	813,904
Realized Net Gain (Loss)	(852)	(147,286)
Change in Unrealized Appreciation (Depreciation)	1,586,657	(304,236)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,117,186	362,382
Distributions
ETF Shares	(473,170)	(714,018)
Admiral Shares	(37,029)	(60,091)
Total Distributions	(510,199)	(774,109)
Capital Share Transactions
ETF Shares	2,479,463	7,824,998
Admiral Shares	225,392	450,276
Net Increase (Decrease) from Capital Share Transactions	2,704,855	8,275,274
Total Increase (Decrease)	4,311,842	7,863,547
Net Assets
Beginning of Period	30,337,240	22,473,693
End of Period	34,649,082	30,337,240

See accompanying Notes, which are an integral part of the Financial Statements.
165

Tax-Exempt Bond Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$47.36	$47.58	$54.63	$54.17	$53.52	$50.12
Investment Operations
Net Investment Income[1]	.787	1.423	1.009	.937	1.129	1.262
Net Realized and Unrealized Gain (Loss) on Investments	2.463	(.282)	(7.119)	.467	.660	3.380
Total from Investment Operations	3.250	1.141	(6.110)	1.404	1.789	4.642
Distributions
Dividends from Net Investment Income	(.760)	(1.361)	(.940)	(.944)	(1.139)	(1.242)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.760)	(1.361)	(.940)	(.944)	(1.139)	(1.242)
Net Asset Value, End of Period	$49.85	$47.36	$47.58	$54.63	$54.17	$53.52
Total Return	6.87%	2.31%	-11.30%	2.60%	3.38%	9.36%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$32,187	$28,209	$20,759	$14,139	$9,397	$6,126
Ratio of Total Expenses to Average Net Assets	0.05%[2]	0.05%[2]	0.05%[2]	0.05%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	3.15%	2.87%	1.97%	1.70%	2.10%	2.41%
Portfolio Turnover Rate[3]	7%	23%	23%	11%	8%	18%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$18.90	$19.00	$21.83	$21.64	$21.38	$20.01
Investment Operations
Net Investment Income[1]	.311	.562	.402	.366	.444	.499
Net Realized and Unrealized Gain (Loss) on Investments	.984	(.115)	(2.856)	.188	.259	1.360
Total from Investment Operations	1.295	.447	(2.454)	.554	.703	1.859
Distributions
Dividends from Net Investment Income	(.305)	(.547)	(.376)	(.364)	(.443)	(.489)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.305)	(.547)	(.376)	(.364)	(.443)	(.489)
Net Asset Value, End of Period	$19.89	$18.90	$19.00	$21.83	$21.64	$21.38
Total Return[2]	6.84%	2.26%	-11.34%	2.56%	3.32%	9.37%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,462	$2,128	$1,714	$908	$601	$316
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%[3]	0.09%[3]	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.11%	2.83%	1.97%	1.66%	2.06%	2.38%
Portfolio Turnover Rate[4]	7%	23%	23%	11%	8%	18%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees. Effective February 27, 2020, the fund no longer assessed transaction fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
166

Tax-Exempt Bond Index Fund
Notes to Financial Statements
Vanguard Tax-Exempt Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security
167

Tax-Exempt Bond Index Fund
transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2024, the fund had contributed to Vanguard capital in the amount of $1,028,000, representing less than 0.01% of the fund’s net assets and 0.41% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2024, custodian fee offset arrangements reduced the fund’s expenses by $110,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of April 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	34,436,839	—	34,436,839
Temporary Cash Investments	123,351	—	—	123,351
Total	123,351	34,436,839	—	34,560,190
E.	As of April 30, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	35,178,283
Gross Unrealized Appreciation	244,564
Gross Unrealized Depreciation	(862,657)
Net Unrealized Appreciation (Depreciation)	(618,093)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2023, the fund had available capital losses totaling $154,312,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2024;
168

Tax-Exempt Bond Index Fund
should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended April 30, 2024, the fund purchased $6,117,666,000 of investment securities and sold $2,425,191,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $1,507,683,000 and $2,125,849,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
G.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	4,930,799	98,985	10,879,908	220,817
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,451,336)	(48,850)	(3,054,910)	(61,500)
Net Increase (Decrease)—ETF Shares	2,479,463	50,135	7,824,998	159,317
Admiral Shares
Issued	667,135	33,348	1,755,068	88,981
Issued in Lieu of Cash Distributions	21,868	1,085	33,134	1,674
Redeemed	(463,611)	(23,271)	(1,337,926)	(68,295)
Net Increase (Decrease)—Admiral Shares	225,392	11,162	450,276	22,360
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
I.	Management has determined that no events or transactions occurred subsequent to April 30, 2024, that would require recognition or disclosure in these financial statements.
169

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Tax-Exempt Bond Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the fund since its inception in 2015; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the fund’s performance since its inception in 2015, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
170

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Municipal Bond Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Tax-Exempt Bond Index Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2023, through December 31, 2023 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
171

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q14912 062024

Semiannual Report   |   April 30, 2024
Vanguard Intermediate-Term Tax-Exempt Bond ETF
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
About Your Fund’s Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangement	30
Liquidity Risk Management	31

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
Period Ended April 30, 2024
Intermediate-Term Tax-Exempt Bond ETF	Beginning Account Value 01/26/2024	Ending Account Value 4/30/2024	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$994.90	$0.20
Based on Hypothetical 5% Yearly Return	1,000.00	1,012.50	0.20
The calculations are based on expenses incurred in the period from the inception on January 26, 2024 through April 30, 2024. The fund’s annualized expense ratio for that period is 0.08%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, from inception through April 30, 2024, multiplied by the number of days in that period, then divided by the number of days in the most recent 12-month period (93/366).
1

Intermediate-Term Tax-Exempt Bond ETF
Fund Allocation
As of April 30, 2024
New York	18.8%
California	15.1
Texas	9.3
Illinois	6.3
Maryland	4.5
Washington	4.5
New Jersey	4.2
Pennsylvania	3.3
Mississippi	2.9
Massachusetts	2.8
Florida	2.6
District of Columbia	2.6
Wisconsin	2.2
Ohio	2.2
Connecticut	1.8
Georgia	1.6
Utah	1.5
Michigan	1.4
Colorado	1.4
Arizona	1.4
Virginia	1.3
Other	8.3
The table reflects the fund’s investments, except for short-term investments.
2

Intermediate-Term Tax-Exempt Bond ETF
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (102.3%)
Alabama (0.6%)
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/25	125	128
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/26	75	78
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	5.000%	9/1/27	250	265
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/32	50	56
Alabama Public School and College Authority Miscellaneous Taxes Revenue	4.000%	11/1/36	35	36
Alabama Public School and College Authority Miscellaneous Taxes Revenue	4.000%	11/1/40	100	100
Jefferson County AL Sewer Revenue	5.000%	10/1/30	50	55
Jefferson County AL Sewer Revenue	5.250%	10/1/41	35	38
University of Alabama College & University Revenue	3.500%	7/1/42	50	44
				800
Arizona (1.4%)
Arizona COP, ETM	5.000%	10/1/25	55	56
Arizona COP, ETM	5.000%	10/1/26	90	94
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/24	70	70
Arizona IDA Charter School Aid Revenue	4.000%	11/1/27	10	10
Arizona State University College & University Revenue	5.000%	7/1/42	55	57
Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/24	100	101
Glendale Municipal Property Corp. Sales Tax Revenue	4.000%	7/1/38	85	84
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/31	75	79
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/32	250	263
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/36	310	324
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/41	200	202
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	4.000%	12/1/33	85	85
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/35	200	203
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/26	50	51
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/31	100	106
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/32	35	37
				1,822
California (15.5%)
Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	100	102
Bay Area Toll Authority Highway Revenue	4.000%	4/1/33	10	10
California Department of Water Resources Water Revenue	5.000%	12/1/29	70	73
California Department of Water Resources Water Revenue	4.000%	12/1/34	90	92
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	130	131
California Department of Water Resources Water Revenue, Prere.	5.000%	6/1/29	25	28
California GO	4.000%	10/1/24	65	65
California GO	5.000%	11/1/24	50	50
California GO	5.000%	8/1/25	215	219
California GO	5.000%	8/1/25	150	153
California GO	5.000%	10/1/25	110	112
California GO	5.000%	8/1/26	55	57
California GO	4.000%	9/1/26	250	254
California GO	5.000%	9/1/26	150	156
California GO	5.000%	9/1/26	135	140
California GO	4.000%	9/1/27	500	514
California GO	5.000%	9/1/27	120	127
California GO	5.000%	10/1/27	155	164
California GO	5.000%	11/1/27	300	319
California GO	5.000%	8/1/28	55	58
California GO	5.000%	9/1/28	300	307
California GO	5.000%	9/1/29	295	324
California GO	5.000%	10/1/29	125	138
California GO	5.000%	11/1/29	100	106
California GO	5.000%	4/1/30	155	172
California GO	5.000%	8/1/30	100	104
3

Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	5.000%	9/1/30	130	133
California GO	5.000%	9/1/30	210	235
California GO	5.000%	10/1/30	60	66
California GO	5.000%	12/1/30	150	169
California GO	5.000%	9/1/31	135	153
California GO	5.000%	9/1/31	100	114
California GO	5.000%	8/1/32	35	36
California GO	5.000%	8/1/32	110	116
California GO	5.000%	9/1/32	200	231
California GO	5.000%	10/1/32	135	152
California GO	5.000%	10/1/32	120	136
California GO	5.000%	4/1/33	75	86
California GO	5.000%	4/1/33	15	17
California GO	5.000%	9/1/33	40	47
California GO	3.000%	10/1/33	100	98
California GO	4.000%	10/1/34	95	101
California GO	5.000%	10/1/34	120	139
California GO	5.000%	3/1/35	25	28
California GO	5.000%	4/1/35	105	114
California GO	5.000%	9/1/35	75	78
California GO	5.000%	9/1/35	150	171
California GO	4.000%	11/1/35	40	41
California GO	4.000%	11/1/35	125	131
California GO	4.000%	3/1/36	140	145
California GO	5.000%	3/1/36	65	72
California GO	5.000%	8/1/36	50	52
California GO	4.000%	9/1/36	50	50
California GO	4.000%	9/1/36	10	10
California GO	5.000%	9/1/36	35	36
California GO	5.000%	9/1/36	15	17
California GO	5.000%	9/1/36	25	28
California GO	5.000%	10/1/36	300	342
California GO	4.000%	3/1/37	150	155
California GO	4.000%	9/1/37	100	100
California GO	3.000%	10/1/37	430	394
California GO	4.000%	11/1/37	230	237
California GO	4.000%	3/1/40	100	101
California GO	4.000%	11/1/40	125	126
California GO	5.000%	10/1/41	80	87
California GO	5.000%	4/1/42	100	104
California GO	5.000%	10/1/42	20	21
California GO	5.000%	10/1/42	175	193
California GO	5.000%	11/1/42	25	27
California GO	4.000%	9/1/43	250	249
California GO	5.000%	9/1/43	200	222
California Infrastructure & Economic Development Bank Recreational Revenue	3.250%	8/1/29	10	10
California Municipal Finance Authority Intergovernmental Agreement Revenue	5.000%	6/1/43	50	53
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/26	170	176
California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/28	15	16
California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/32	60	60
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/34	55	57
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/38	30	34
California State University College & University Revenue	5.000%	11/1/27	10	11
California State University College & University Revenue	5.000%	11/1/27	10	10
California State University College & University Revenue	5.000%	11/1/28	20	21
California State University College & University Revenue	5.000%	11/1/29	65	67
California State University College & University Revenue	5.000%	11/1/31	65	67
California State University College & University Revenue	5.000%	11/1/31	30	32
California State University College & University Revenue	5.000%	11/1/32	10	11
California State University College & University Revenue	5.000%	11/1/41	25	26
California State University College & University Revenue	5.000%	11/1/42	60	62
California State University College & University Revenue	4.000%	11/1/43	30	30
Chabot-Las Positas Community College District GO	5.000%	8/1/24	300	301
Coast Community College District GO, Prere.	4.000%	8/15/25	85	86
East Bay Municipal Utility District Water System Water Revenue	4.000%	6/1/33	95	96
East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/34	40	42
East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/35	25	25
4

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/37	85	86
	El Camino Community College District Foundation GO	0.000%	8/1/38	270	156
	Foothill-De Anza Community College District GO	4.000%	8/1/40	145	145
[1]	Hayward Unified School District GO	4.000%	8/1/43	95	95
	Hayward Unified School District GO, Prere.	5.000%	8/1/24	305	306
	Los Angeles CA Community College District GO	4.000%	8/1/34	25	25
	Los Angeles CA Community College District GO	4.000%	8/1/35	50	50
	Los Angeles CA Community College District GO	3.000%	8/1/39	100	90
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	680	682
	Los Angeles CA Unified School District GO	5.000%	7/1/26	100	104
	Los Angeles CA Unified School District GO	5.000%	7/1/28	410	439
	Los Angeles CA Unified School District GO	5.000%	7/1/29	100	110
	Los Angeles CA Unified School District GO	5.000%	7/1/30	100	104
	Los Angeles CA Unified School District GO	3.000%	7/1/31	245	238
	Los Angeles CA Unified School District GO	5.000%	7/1/32	100	115
	Los Angeles CA Unified School District GO	5.000%	7/1/33	100	117
	Los Angeles CA Unified School District GO	5.000%	7/1/34	100	118
	Los Angeles CA Unified School District GO	4.000%	7/1/38	30	31
	Los Angeles CA Unified School District GO	4.000%	7/1/40	140	143
	Los Angeles CA Unified School District GO	5.000%	7/1/40	155	158
	Los Angeles CA Unified School District GO	5.250%	7/1/42	300	318
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/35	175	197
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/41	95	99
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/40	45	45
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	35	38
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	40	44
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	110	119
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	200	202
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	85	93
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	25	28
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	50	55
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/44	200	222
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	110	118
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	65	71
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	85	92
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	25	28
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	35	39
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/33	15	15
	Oakland Unified School District/Alameda County GO, Prere.	5.000%	8/1/25	120	122
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	175	178
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	3.000%	12/1/34	15	14
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/38	65	71
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	20	21
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/29	35	37
	San Diego Unified School District	0.000%	7/1/41	100	49
	San Diego Unified School District	4.000%	7/1/44	80	80
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	500	501
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/37	50	51
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/42	50	50
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/27	80	84
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/32	30	31
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/43	35	37
	Santa Clara County CA GO	3.375%	8/1/37	25	23
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/41	530	551
	University of California College & University Revenue	5.000%	5/15/25	35	36
	University of California College & University Revenue	5.000%	5/15/27	75	79
	University of California College & University Revenue	5.000%	5/15/28	80	85
	University of California College & University Revenue	5.000%	5/15/29	20	21
	University of California College & University Revenue	5.000%	5/15/32	200	232
	University of California College & University Revenue	5.000%	5/15/35	150	177
	University of California College & University Revenue	5.000%	5/15/36	100	118
	University of California College & University Revenue	5.000%	5/15/37	25	27
	University of California College & University Revenue	5.000%	5/15/37	100	117
	University of California College & University Revenue	5.000%	5/15/38	100	116
	University of California College & University Revenue	5.000%	5/15/38	25	29
	University of California College & University Revenue	5.000%	5/15/41	25	28
	University of California College & University Revenue	5.000%	5/15/42	5	6
5

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California College & University Revenue	5.250%	5/15/42	350	369
	University of California College & University Revenue	5.000%	5/15/43	130	144
	University of California College & University Revenue	5.000%	5/15/44	100	112
	University of California College & University Revenue (Limited Project)	5.000%	5/15/42	470	491
	William S Hart Union High School District GO	3.500%	8/1/38	50	48
					19,898
Colorado (1.5%)
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/30	505	525
	Colorado COP	5.000%	12/15/30	55	59
	Colorado COP	5.000%	12/15/31	155	173
	Colorado COP	5.000%	12/15/31	70	79
	Colorado COP	4.000%	12/15/35	105	108
	Colorado COP	3.000%	12/15/36	30	27
	Colorado COP	4.000%	12/15/37	25	25
	Colorado COP	4.000%	12/15/37	40	41
	Colorado COP	6.000%	12/15/38	25	30
	Denver City & County School District No. 1 GO	3.000%	12/1/43	150	120
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/32	100	104
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	11/15/43	40	39
	Denver CO City & County GO	5.000%	8/1/28	75	81
[2]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/24	115	114
[2]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/28	50	43
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/28	95	103
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/29	30	33
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/29	80	88
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	60	62
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	30	31
					1,885
Connecticut (1.9%)
	Connecticut GO	5.000%	1/15/27	80	84
	Connecticut GO	5.000%	4/15/27	120	126
	Connecticut GO	5.000%	11/15/30	60	67
	Connecticut GO	4.000%	1/15/31	50	53
	Connecticut GO	5.000%	9/15/31	75	85
	Connecticut GO	4.000%	1/15/32	35	37
	Connecticut GO	5.000%	6/15/32	50	51
	Connecticut GO	5.000%	11/15/32	25	29
	Connecticut GO	4.000%	1/15/33	25	26
	Connecticut GO	5.000%	4/15/33	40	43
	Connecticut GO	4.000%	3/15/35	30	30
	Connecticut GO	4.000%	1/15/36	40	42
	Connecticut GO	3.000%	1/15/37	30	27
	Connecticut GO	4.000%	4/15/37	65	65
	Connecticut GO	4.000%	1/15/41	75	76
	Connecticut Special Obligation Revenue	5.000%	9/1/30	200	201
	Connecticut Special Obligation Revenue	4.000%	5/1/39	125	126
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/25	135	138
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/26	75	78
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/27	65	69
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/28	35	37
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/28	145	156
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/29	45	49
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/29	75	81
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/30	85	94
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/30	75	83
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/30	15	17
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/31	25	28
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/31	100	113
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/34	60	66
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/35	100	101
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/38	75	79
	Connecticut State Health & Educational Facilities Authority College & University Revenue	4.125%	7/1/41	45	45
					2,402
Delaware (0.1%)
	Delaware GO	5.000%	1/1/28	100	107
6

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/30	50	56
					163
District of Columbia (2.6%)
	District of Columbia GO	5.000%	10/15/29	165	181
	District of Columbia GO	5.000%	6/1/30	25	28
	District of Columbia GO	5.000%	10/15/30	70	77
	District of Columbia GO	5.000%	10/15/31	45	49
	District of Columbia GO	5.000%	6/1/34	130	136
	District of Columbia GO	5.000%	2/1/35	150	168
	District of Columbia GO	5.000%	1/1/40	90	100
	District of Columbia Income Tax Revenue	5.000%	12/1/24	65	66
	District of Columbia Income Tax Revenue	5.000%	12/1/28	145	158
	District of Columbia Income Tax Revenue	5.000%	12/1/29	100	111
	District of Columbia Income Tax Revenue	5.000%	10/1/31	35	40
	District of Columbia Income Tax Revenue	5.000%	3/1/33	40	44
	District of Columbia Income Tax Revenue	5.000%	12/1/33	45	52
	District of Columbia Income Tax Revenue	5.000%	12/1/34	125	144
	District of Columbia Income Tax Revenue	5.000%	3/1/36	350	381
	District of Columbia Income Tax Revenue	4.000%	3/1/37	40	41
	District of Columbia Income Tax Revenue	5.000%	7/1/39	50	56
	District of Columbia Income Tax Revenue	4.000%	3/1/40	75	75
	District of Columbia Income Tax Revenue	5.000%	7/1/40	85	94
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/36	100	102
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/39	25	25
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/43	5	5
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/27	250	263
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/28	45	48
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/33	50	56
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/34	60	63
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/39	400	402
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/39	100	107
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/36	20	21
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/37	290	300
					3,393
Florida (2.7%)
	Broward County FL School District COP	5.000%	7/1/24	155	155
	Broward County FL School District COP	5.000%	7/1/34	50	55
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/42	85	85
[3]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/31	25	28
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/32	50	50
[3]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/32	90	101
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/35	400	401
[3]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/38	35	36
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/38	80	83
[3]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/39	165	167
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/40	55	53
[3]	Duval County Public Schools COP	5.000%	7/1/32	115	127
[3]	Duval County Public Schools COP	5.000%	7/1/34	50	55
	Florida Department of Management Services COP	5.000%	11/1/27	100	106
	Florida GO	5.000%	6/1/27	50	53
	Florida GO	5.000%	6/1/28	50	54
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/24	75	75
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/26	245	251
	Florida Lottery Revenue	5.000%	7/1/28	90	97
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/24	100	100
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/32	105	110
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	5.250%	10/1/36	100	115
	Miami-Dade County Educational Facilities College & University Revenue	4.000%	4/1/37	30	30
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/34	100	103
	Miami-Dade County FL Special Obligation Revenue	4.000%	10/1/40	140	134
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/38	60	60
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/44	30	29
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/27	130	138
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/36	25	25
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/39	35	36
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/44	25	25
7

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miami-Dade County School Board COP	5.000%	2/1/29	70	72
	Miami-Dade County School Board COP	4.000%	8/1/29	115	115
	Miami-Dade County School Board COP	5.000%	2/1/30	25	26
	Miami-Dade County School Board COP	5.000%	2/1/31	10	10
	Miami-Dade County School Board COP	5.000%	5/1/32	50	51
	Orlando FL Miscellaneous Taxes Revenue, Prere.	5.000%	5/1/24	25	25
	Orlando Utilities Commission Water Revenue	5.000%	10/1/25	140	143
	Palm Beach County School District COP	5.000%	8/1/34	45	50
					3,429
Georgia (1.6%)
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	15	15
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	30	30
	Georgia GO	4.000%	1/1/27	55	56
	Georgia GO	4.000%	7/1/28	130	135
	Georgia GO	5.000%	7/1/28	35	38
	Georgia GO	5.000%	7/1/28	110	119
	Georgia GO	5.000%	7/1/28	75	80
	Georgia GO	5.000%	2/1/29	55	58
	Georgia GO	5.000%	7/1/29	200	212
	Georgia GO	5.000%	7/1/29	70	76
	Georgia GO	5.000%	7/1/32	100	114
	Georgia GO	5.000%	7/1/32	50	58
	Georgia GO	4.000%	8/1/35	10	10
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/44	55	53
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/40	50	50
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/27	55	58
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/31	25	28
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/32	60	67
	Gwinnett County School District GO	5.000%	8/1/25	70	71
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.250%	7/1/39	260	231
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/29	170	187
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/30	100	112
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/33	150	174
					2,032
Hawaii (0.3%)
	Hawaii GO	5.000%	10/1/24	50	50
	Hawaii GO	5.000%	8/1/26	15	15
	Hawaii GO	5.000%	1/1/28	100	107
	Hawaii GO	5.000%	1/1/33	50	53
	Hawaii GO	5.000%	1/1/36	45	48
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/25	50	51
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/30	75	83
	Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	15	15
					422
Illinois (6.5%)
	Chicago IL GO	5.000%	1/1/44	150	153
[3]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/32	55	62
[3]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/42	150	155
[3]	Chicago IL Waterworks Water Revenue	5.000%	11/1/31	170	191
[3]	Chicago IL Waterworks Water Revenue	5.000%	11/1/35	90	101
[3]	Chicago IL Waterworks Water Revenue	5.000%	11/1/36	100	111
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	60	60
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	30	31
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	160	161
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	100	101
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	65	66
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	65	66
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	30	30
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	95	98
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	100	102
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	160	165
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	25	25
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.250%	1/1/42	35	35
	Cook County IL GO	5.000%	11/15/24	65	65
	Cook County IL GO	5.000%	11/15/25	75	77
	Cook County IL GO	5.000%	11/15/28	55	59
8

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cook County IL GO	5.000%	11/15/29	15	16
	Illinois (Rebuild Illinois Program) GO	5.000%	11/1/31	50	54
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/33	10	10
	Illinois Finance Authority Water Revenue	5.000%	7/1/31	40	42
	Illinois Finance Authority Water Revenue	5.000%	7/1/32	215	224
	Illinois Finance Authority Water Revenue	5.000%	7/1/33	70	73
	Illinois Finance Authority Water Revenue	4.000%	7/1/37	265	273
	Illinois GO	5.000%	11/1/24	175	176
	Illinois GO	5.000%	11/1/25	60	61
	Illinois GO	5.000%	2/1/26	20	20
	Illinois GO	5.500%	5/1/26	5	5
	Illinois GO	5.000%	7/1/26	70	72
	Illinois GO	5.000%	11/1/26	85	88
	Illinois GO	5.000%	2/1/27	75	78
	Illinois GO	5.000%	2/1/28	15	15
	Illinois GO	5.000%	11/1/28	155	162
	Illinois GO	5.000%	2/1/29	50	52
	Illinois GO	5.500%	5/1/30	65	69
[3]	Illinois GO	4.000%	2/1/31	85	85
	Illinois GO	5.000%	7/1/32	75	83
	Illinois GO	5.000%	10/1/33	100	105
	Illinois GO	5.250%	10/1/35	220	245
	Illinois GO	5.000%	12/1/35	25	28
	Illinois GO	5.000%	5/1/36	45	49
	Illinois GO	5.000%	7/1/36	45	49
	Illinois GO	5.250%	10/1/36	15	17
	Illinois GO	5.250%	3/1/38	35	38
	Illinois GO	5.000%	12/1/38	15	16
	Illinois GO	5.500%	5/1/39	110	119
	Illinois Miscellaneous Revenue GO	5.000%	12/1/31	50	55
	Illinois Miscellaneous Revenue GO	5.000%	5/1/33	250	275
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/30	120	121
	Illinois Sales Tax Revenue	5.000%	6/15/30	85	93
	Illinois Sales Tax Revenue	5.000%	6/15/33	180	204
	Illinois Sales Tax Revenue	5.000%	6/15/34	260	297
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	90	92
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	100	103
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	70	71
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	85	87
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	265	271
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	50	51
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	100	115
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	355	359
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	350	356
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/42	125	123
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/42	440	457
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/30	100	79
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/31	25	19
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/34	40	27
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/34	15	10
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/37	35	20
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	40	21
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	100	48
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/30	20	22
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/31	100	113
	Metropolitan Water Reclamation District of Greater Chicago GO	5.250%	12/1/32	15	17
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/41	75	73
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/25	125	127
[3]	Regional Transportation Authority Sales Tax Revenue	5.750%	6/1/29	30	33
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/25	50	50
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/36	25	27
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/38	25	25
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/39	250	242
[1]	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/40	25	24
					8,345
9

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Indiana (0.5%)
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/40	80	86
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/29	70	76
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/31	25	28
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/33	85	96
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	4.000%	2/1/34	10	10
	Indiana Finance Authority Lease Revenue	5.000%	6/1/29	135	148
	Indiana Finance Authority Lease Revenue	5.000%	2/1/37	30	32
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/42	150	156
[3]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/39	50	50
					682
Iowa (0.0%)
	Iowa Finance Authority Water Revenue	5.000%	8/1/36	10	12
	Iowa Finance Authority Water Revenue (State Revolving Program)	5.000%	8/1/34	25	29
					41
Kansas (0.1%)
[3]	Ellis County Unified School District No. 489 Hays GO	5.000%	9/1/42	85	91
Kentucky (0.6%)
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/24	355	357
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/28	85	88
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/25	120	122
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/36	80	93
[1]	Scott County School District Finance Corp. Lease (Appropriation) Revenue	5.000%	9/1/41	55	60
					720
Louisiana (0.2%)
[3]	Jefferson Sales Tax District Sales Tax Revenue	4.000%	12/1/42	45	43
	Louisiana GO	5.000%	8/1/26	75	78
	Louisiana GO	5.000%	8/1/28	50	52
	Louisiana GO	5.000%	2/1/31	50	56
	New Orleans LA Sewerage Service Sewer Revenue, Prere.	5.000%	6/1/24	65	65
					294
Maryland (4.6%)
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	11/1/25	220	221
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/26	285	296
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	60	64
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	12/15/30	45	43
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/31	105	118
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	11/1/31	25	24
	Maryland Department of Transportation Fuel Sales Tax Revenue	2.500%	10/1/33	65	56
	Maryland GO	5.000%	8/1/26	90	93
	Maryland GO	3.000%	8/1/27	90	89
	Maryland GO	5.000%	3/15/28	65	70
	Maryland GO	5.000%	6/1/28	100	108
	Maryland GO	4.000%	8/1/28	145	151
	Maryland GO	5.000%	8/1/28	230	249
	Maryland GO	5.000%	8/1/29	65	72
	Maryland GO	5.000%	3/1/30	15	17
	Maryland GO	5.000%	3/15/30	150	167
	Maryland GO	5.000%	8/1/30	245	275
	Maryland GO	5.000%	3/15/31	70	77
	Maryland GO	5.000%	6/1/31	150	170
	Maryland GO	5.000%	3/1/32	25	28
	Maryland GO	5.000%	6/1/33	75	86
	Maryland GO	5.000%	3/15/34	25	29
	Maryland GO	5.000%	6/1/34	200	230
	Maryland GO	5.000%	8/1/34	10	11
	Maryland GO	5.000%	3/15/35	70	81
	Maryland GO	4.000%	8/1/35	15	16
	Maryland GO	4.000%	8/1/36	5	5
	Montgomery County MD GO	5.000%	10/1/26	50	52
	Washington Suburban Sanitary Commission Water Revenue BAN VRDO	3.850%	5/1/24	3,000	3,000
					5,898
10

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Massachusetts (2.8%)
	Commonwealth of Massachusetts GO	5.000%	11/1/24	155	156
	Commonwealth of Massachusetts GO	5.000%	1/1/26	75	77
	Commonwealth of Massachusetts GO	5.000%	7/1/26	95	98
	Commonwealth of Massachusetts GO	5.000%	10/1/26	60	63
	Commonwealth of Massachusetts GO	5.000%	9/1/27	120	127
	Commonwealth of Massachusetts GO	5.000%	10/1/27	465	494
	Commonwealth of Massachusetts GO	5.000%	7/1/28	50	54
	Commonwealth of Massachusetts GO	5.000%	11/1/28	120	130
	Commonwealth of Massachusetts GO	5.000%	11/1/28	115	125
	Commonwealth of Massachusetts GO	5.000%	7/1/29	60	62
	Commonwealth of Massachusetts GO	5.000%	7/1/30	55	62
	Commonwealth of Massachusetts GO	5.000%	7/1/30	60	67
	Commonwealth of Massachusetts GO	5.000%	9/1/30	50	56
	Commonwealth of Massachusetts GO	5.000%	11/1/31	130	148
	Commonwealth of Massachusetts GO	5.000%	7/1/32	80	89
	Commonwealth of Massachusetts GO	5.000%	10/1/32	55	64
	Commonwealth of Massachusetts GO	5.000%	11/1/32	100	116
	Commonwealth of Massachusetts GO	4.000%	4/1/33	20	20
	Commonwealth of Massachusetts GO	5.000%	5/1/33	50	58
	Commonwealth of Massachusetts GO	5.000%	10/1/33	75	87
	Commonwealth of Massachusetts GO	3.000%	11/1/33	10	9
	Commonwealth of Massachusetts GO	3.000%	9/1/34	35	33
	Commonwealth of Massachusetts GO	5.000%	2/1/36	65	68
	Commonwealth of Massachusetts GO	3.000%	7/1/39	30	26
	Commonwealth of Massachusetts GO	3.000%	11/1/39	40	34
	Commonwealth of Massachusetts GO	5.000%	7/1/40	400	431
	Commonwealth of Massachusetts GO	5.000%	11/1/40	100	112
	Commonwealth of Massachusetts GO	5.000%	11/1/42	50	55
	Commonwealth of Massachusetts GO	5.000%	5/1/43	170	179
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/41	100	109
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/26	35	36
	Massachusetts Development Finance Agency College & University Revenue	4.000%	2/15/36	100	109
[3]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/26	105	110
[3]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/29	65	73
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/30	55	59
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/36	55	55
					3,651
Michigan (1.5%)
[3,4]	Detroit City School District GO	5.250%	5/1/32	35	39
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/38	25	28
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	50	52
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/37	30	34
	Michigan Appropriations Revenue GAN	5.000%	3/15/25	55	56
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/43	500	518
[3]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/26	50	50
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/31	380	394
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/29	40	41
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/31	75	76
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/32	125	142
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/33	65	73
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/34	100	114
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/35	50	56
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/41	70	71
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/38	30	34
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/41	100	111
					1,889
Minnesota (0.6%)
	Metropolitan Council GAN GO	5.000%	12/1/29	145	161
	Minnesota GO	5.000%	9/1/27	120	127
	Minnesota GO	5.000%	10/1/28	100	107
	Minnesota GO	5.000%	9/1/30	80	90
	Minnesota GO	5.000%	8/1/31	25	29
	Minnesota GO	5.000%	9/1/32	50	57
	Minnesota GO	5.000%	8/1/33	15	18
11

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/32	120	137
	Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/33	15	17
					743
Mississippi (2.9%)
	Mississippi Business Finance Corp. Industrial Revenue VRDO	3.750%	5/1/24	3,000	3,000
	Mississippi GO, Prere.	5.000%	10/1/25	105	107
	Mississippi GO, Prere.	5.000%	10/1/27	640	678
					3,785
Missouri (0.1%)
	Missouri Highway & Transportation Commission Appropriations Revenue (State Appripriations Mega Project)	5.000%	5/1/24	50	50
	University of Missouri of Curators College & University Revenue	5.000%	11/1/30	110	123
					173
Nebraska (0.3%)
	Lincoln NE Electric System Electric Power & Light Revenue	4.000%	9/1/40	45	45
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/30	120	130
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/42	170	177
					352
Nevada (1.0%)
	Clark County NV GO	5.000%	6/1/38	25	26
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/26	95	98
	Clark County School District GO	5.000%	6/15/25	80	82
	Clark County School District GO	5.000%	6/15/26	565	583
	Clark County School District GO	5.000%	6/15/27	140	143
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/26	60	62
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/27	150	155
	Truckee Meadows Water Authority Water Revenue, Prere.	5.000%	7/1/26	75	78
					1,227
New Jersey (4.3%)
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/26	30	30
[5]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/26	75	78
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/25	65	66
[6]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/24	100	100
	New Jersey GO	4.000%	6/1/31	280	297
	New Jersey State Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/36	25	25
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	225	225
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/25	125	128
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	50	45
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	80	70
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/27	15	16
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/27	60	63
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	145	157
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	40	31
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	30	33
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	80	60
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	150	113
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	125	128
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	400	292
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/34	75	84
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/34	25	28
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/34	100	67
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	225	240
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	5	3
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/36	175	185
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	80	45
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/38	95	51
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/41	150	147
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/42	400	387
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/33	125	134
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/34	135	144
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/36	85	85
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/36	25	28
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/43	5	5
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/37	115	124
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.250%	6/15/39	100	89
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/40	100	99
12

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/38	45	50
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.250%	6/15/40	200	202
[3]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/26	60	62
[3]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/26	70	72
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	140	140
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	55	58
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	240	242
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	135	138
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	30	31
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	125	133
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/35	215	228
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/36	15	16
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/42	135	136
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/42	20	22
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/43	100	98
					5,530
New Mexico (0.6%)
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/29	50	53
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/29	95	104
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/30	160	178
	New Mexico GO	5.000%	3/1/32	90	103
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/28	50	54
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/29	105	115
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/30	15	17
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/30	15	17
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/31	100	113
					754
New York (19.2%)
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/40	30	32
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/37	50	52
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/39	30	31
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/42	55	57
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/33	65	69
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/33	100	108
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/35	5	5
[3]	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/39	80	79
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/28	55	58
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	3.000%	11/15/28	105	104
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/30	155	123
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	100	102
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/29	65	53
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	200	207
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/32	10	7
	Metropolitan Transportation Authority Transit Revenue	3.000%	11/15/32	50	46
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/33	25	17
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	55	58
	Metropolitan Transportation Authority Transit Revenue	3.250%	11/15/36	90	79
	Metropolitan Transportation Authority Transit Revenue	3.375%	11/15/37	150	131
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	110	113
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/38	90	87
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	200	213
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/39	350	352
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/41	100	93
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/43	100	98
	New York City Municipal Water Finance Authority Water Revenue	4.500%	6/15/32	125	128
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/32	65	73
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/32	100	105
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/33	100	101
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/33	100	116
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/34	65	71
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	35	41
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/36	30	27
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/36	30	31
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	10	12
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	70	74
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	75	79
13

Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	10	11
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/39	100	100
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	100	113
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	100	105
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	100	104
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/41	135	145
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	40	40
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/29	90	96
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	100	107
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/36	60	60
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/40	150	151
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	110	113
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	50	52
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	75	80
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	325	346
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	100	100
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	50	51
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	20	21
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/29	75	76
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	60	63
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/30	25	24
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/30	15	14
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/31	95	96
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	50	57
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	135	152
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	260	297
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/33	50	47
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	60	63
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	210	222
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	220	248
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	75	87
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/34	70	72
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	75	77
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/35	75	78
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	90	92
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	105	114
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/35	60	60
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	75	79
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	85	96
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/35	40	41
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	25	25
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/36	10	10
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/36	115	115
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	75	85
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	145	153
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/36	20	20
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/36	125	144
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/37	130	118
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/37	160	177
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	100	102
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	100	107
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/37	25	27
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	40	40
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	90	94
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	325	328
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/39	25	22
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/40	60	60
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/40	60	60
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/40	85	87
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	50	49
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	100	99
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/40	100	111
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/42	50	55
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/42	105	103
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/43	75	81
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/41	400	402
New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/38	50	57
14

Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/38	85	96
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/41	35	39
New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/43	190	208
New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.250%	2/15/41	145	101
New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	35	29
New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/44	200	145
New York NY GO	5.000%	8/1/24	120	120
New York NY GO	5.000%	8/1/24	35	35
New York NY GO	5.000%	8/1/25	120	122
New York NY GO	5.000%	9/1/26	135	140
New York NY GO	5.000%	9/1/27	500	528
New York NY GO	5.000%	8/1/28	75	80
New York NY GO	5.000%	8/1/28	160	172
New York NY GO	5.000%	10/1/28	50	54
New York NY GO	5.000%	8/1/29	200	218
New York NY GO	5.000%	8/1/29	250	271
New York NY GO	5.000%	10/1/29	70	77
New York NY GO	5.000%	8/1/30	50	55
New York NY GO	5.000%	8/1/31	100	111
New York NY GO	5.000%	8/1/31	45	50
New York NY GO	5.000%	8/1/32	75	83
New York NY GO	5.000%	4/1/33	100	106
New York NY GO	5.000%	8/1/33	100	101
New York NY GO	5.000%	4/1/34	100	106
New York NY GO	3.000%	10/1/34	65	59
New York NY GO	5.000%	10/1/34	5	5
New York NY GO	5.000%	10/1/35	200	227
New York NY GO	5.000%	12/1/35	10	10
New York NY GO	4.000%	3/1/36	10	10
New York NY GO	5.000%	4/1/36	50	57
New York NY GO	5.000%	8/1/36	70	80
New York NY GO	5.000%	8/1/36	40	44
New York NY GO	5.000%	10/1/36	55	58
New York NY GO	3.750%	6/1/37	55	53
New York NY GO	5.000%	10/1/37	50	52
New York NY GO	3.500%	3/1/38	50	47
New York NY GO	5.000%	3/1/38	100	113
New York NY GO	4.000%	3/1/39	100	98
New York NY GO	5.000%	4/1/40	150	167
New York NY GO	5.000%	3/1/42	40	44
New York NY GO	5.000%	8/1/42	40	43
New York NY GO	3.250%	10/1/42	25	21
New York NY GO	5.250%	10/1/42	110	122
New York NY GO	5.000%	4/1/43	150	164
New York NY GO	5.000%	3/1/44	100	109
New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	15	15
New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	100	103
New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	130	131
New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	35	36
New York State Dormitory Authority College & University Revenue (New School Project)	4.000%	7/1/43	80	75
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	15	16
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	70	71
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	130	144
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	1,000	1,001
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	100	112
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	65	72
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/32	240	242
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	100	110
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	75	85
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	35	38
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	150	171
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	40	42
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/36	40	41
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/36	120	124
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	60	69
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/37	50	51
New York State Dormitory Authority Income Tax Revenue	3.500%	3/15/37	80	77
15

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/38	30	32
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/39	200	201
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/39	35	37
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/40	60	60
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/41	50	42
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/41	550	599
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/42	45	50
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/43	100	110
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/44	100	109
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	105	106
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/28	65	70
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/26	55	57
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/26	170	177
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/27	55	59
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/33	165	192
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/33	50	56
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/34	75	84
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/24	50	50
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/28	130	139
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	35	37
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	100	106
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	75	78
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	145	155
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	100	107
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	140	147
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	35	37
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	240	243
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/25	120	123
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/42	20	21
	New York State Thruway Authority Highway Revenue	5.000%	1/1/34	50	58
	New York State Thruway Authority Highway Revenue	5.000%	1/1/35	55	59
	New York State Thruway Authority Highway Revenue	5.000%	1/1/37	75	86
	New York State Thruway Authority Highway Revenue	5.000%	1/1/42	100	110
	New York State Thruway Authority Highway Revenue	5.000%	1/1/43	60	66
	New York State Thruway Authority Highway Revenue	5.000%	1/1/44	50	55
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/35	60	69
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/31	50	56
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/37	40	41
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	110	122
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	125	138
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	200	231
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/34	50	52
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/35	35	36
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	170	183
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/36	10	10
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	100	107
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/37	40	41
	New York State Urban Development Corp. Income Tax Revenue	5.250%	3/15/38	80	91
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/39	95	96
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/39	50	53
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/40	15	16
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/41	60	64
	New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/27	145	153
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/32	110	121
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/34	25	28
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/35	100	100
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/39	200	201
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/40	250	252
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/41	150	150
	Suffolk County Water Authority Water Revenue	4.000%	6/1/31	70	71
	Suffolk County Water Authority Water Revenue	3.000%	6/1/32	50	48
	Suffolk County Water Authority Water Revenue	3.250%	6/1/43	55	46
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	100	116
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/37	110	115
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/42	175	174
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/26	75	78
16

Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/33	70	81
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/41	100	111
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/44	30	32
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/43	25	28
Utility Debt Securitization Authority Electric Power & Light Revenue	3.000%	12/15/32	295	290
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/40	15	16
				24,704
North Carolina (0.9%)
New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	70	74
North Carolina Appropriations Revenue	5.000%	5/1/24	70	70
North Carolina Appropriations Revenue	5.000%	6/1/26	55	57
North Carolina Appropriations Revenue	5.000%	5/1/27	230	242
North Carolina GO	5.000%	6/1/29	200	220
North Carolina Government Fund/Grant Revenue	5.000%	3/1/30	100	109
North Carolina Government Fund/Grant Revenue	5.000%	3/1/31	25	27
North Carolina Government Fund/Grant Revenue	5.000%	3/1/33	5	5
North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/26	25	26
North Carolina Special Obligation Revenue (Build NC Programs)	2.000%	5/1/35	50	40
North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/40	400	199
North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/43	300	126
				1,195
Ohio (2.3%)
American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/35	35	38
American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	4.000%	2/15/42	75	72
Hamilton County OH Sales Tax Revenue	5.000%	12/1/30	250	258
Ohio GO	5.000%	8/1/27	75	79
Ohio Government Fund/Grant Revenue	5.000%	12/15/27	55	59
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	3.750%	5/1/24	1,720	1,720
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/30	75	83
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/36	55	34
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/33	100	111
Ohio Water Development Authority Water Revenue	5.000%	6/1/28	35	38
Ohio Water Development Authority Water Revenue	5.000%	12/1/28	120	131
Ohio Water Development Authority Water Revenue	5.000%	12/1/29	85	94
Rickenbacker Port Authority Miscellaneous Revenue	5.375%	1/1/32	175	194
				2,911
Oklahoma (0.6%)
Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public Schools Project)	4.000%	6/1/27	80	81
Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Norman Public Schools Project)	5.000%	6/1/24	120	120
Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/24	100	100
Grand River Dam Authority Electric Power & Light Revenue	4.000%	6/1/33	15	15
Oklahoma County Independent School District No. 89 Oklahoma City GO	1.250%	7/1/26	100	93
Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/26	280	288
Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/27	70	73
Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/37	45	46
				816
Oregon (0.8%)
Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/36	65	38
Multnomah County OR GO	5.000%	6/15/28	40	43
Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/25	95	97
Multnomah County School District No. 1 Portland GO	5.000%	6/15/24	80	80
Multnomah County School District No. 40 GO	0.000%	6/15/43	75	30
Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/24	50	50
Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/36	50	55
Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/39	350	355
Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/42	150	151
Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/40	100	111
Oregon State Lottery Revenue	5.000%	4/1/29	15	15
Tri-County Metropolitan Transportation District of Oregon Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/27	10	11
Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/36	10	10
Washington & Multnomah Counties School District No. 48J Beaverton GO, Prere.	5.000%	6/15/24	35	35
				1,081
Pennsylvania (3.4%)
Commonwealth of Pennsylvania GO	5.000%	7/1/24	450	451
Commonwealth of Pennsylvania GO	5.000%	8/15/24	65	65
17

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Pennsylvania GO	5.000%	9/15/24	115	116
	Commonwealth of Pennsylvania GO	5.000%	10/1/24	165	166
	Commonwealth of Pennsylvania GO	5.000%	1/1/28	125	130
	Commonwealth of Pennsylvania GO	4.000%	1/1/29	15	15
	Commonwealth of Pennsylvania GO	4.000%	6/15/31	90	90
	Commonwealth of Pennsylvania GO	4.000%	6/15/32	65	65
[3]	Commonwealth of Pennsylvania GO	3.000%	9/15/33	110	105
	Commonwealth of Pennsylvania GO	4.000%	3/15/34	310	311
	Commonwealth of Pennsylvania GO	4.000%	9/15/34	50	51
	Commonwealth of Pennsylvania GO	3.000%	9/15/36	140	125
	Commonwealth of Pennsylvania GO	2.000%	5/15/37	35	26
	Commonwealth of Pennsylvania GO	5.000%	10/1/42	50	55
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/42	110	114
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/24	50	50
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	25	26
	Pennsylvania Turnpike Commission Highway Revenue	6.000%	12/1/30	100	110
[3]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/34	200	211
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/34	50	51
[3]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/37	125	126
[3]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/37	15	15
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/38	70	71
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/39	180	181
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	25	25
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/41	235	230
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/42	55	56
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	15	16
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	700	703
	Philadelphia PA GO	5.000%	8/1/26	55	57
	Philadelphia PA GO	4.000%	8/1/35	50	50
[3]	Philadelphia School District GO	4.000%	9/1/43	300	292
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/33	55	64
[2]	School District of Philadelphia GO	5.000%	6/1/34	50	56
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/29	75	80
[1]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/42	25	25
					4,380
Rhode Island (0.4%)
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/26	285	294
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/29	225	232
	Rhode Island Health and Educational Building Corp. College and University Revenue	4.000%	9/1/37	25	25
					551
South Carolina (0.4%)
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/41	250	246
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/32	10	11
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/34	30	30
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/42	55	53
	South Carolina Public Service Authority Nuclear Revenue	5.125%	12/1/43	50	48
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/39	95	98
					486
Tennessee (0.3%)
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/42	25	26
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/27	60	63
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/29	30	31
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/30	50	55
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/33	190	193
	Metropolitan Government of Nashville & Davidson County TN GO	3.000%	1/1/34	25	24
					392
Texas (9.5%)
	Alamo Community College District GO	5.000%	2/15/26	50	51
	Alamo Community College District GO	5.000%	2/15/28	175	187
	Austin Community College District GO	4.000%	8/1/40	50	49
[7]	Austin Independent School District GO	5.000%	8/1/42	5	5
[7]	Barbers Hill Independent School District GO	4.000%	2/15/41	125	126
	Bexar County TX GO, Prere.	5.000%	6/15/26	75	77
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/29	225	248
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/31	185	210
	Central Texas Regional Mobility Authority Highway Revenue	3.375%	1/1/41	70	60
18

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	15	15
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/34	180	180
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	50	50
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/42	225	225
[5]	City of Houston TX Hotel Occupancy Tax & Special Revenue	0.000%	9/1/32	60	43
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	6.000%	8/15/38	50	51
[7]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/42	20	19
[7]	Conroe Independent School District GO	5.000%	2/15/39	110	124
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/29	125	138
[5]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/29	50	56
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/31	55	60
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/24	185	187
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	10	10
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	110	113
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	315	323
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/32	40	45
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/33	55	61
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/34	150	154
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/43	100	106
	Dallas TX GO	5.000%	2/15/26	20	21
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/24	100	101
[7]	Denton Independent School District GO	5.000%	8/15/43	95	104
[7]	Denton Independent School District GO, Prere.	5.000%	8/15/25	210	214
	El Paso TX GO	4.000%	8/15/42	60	57
[7]	Frisco Independent School District GO	5.000%	8/15/36	80	87
[7]	Garland Independent School District GO	5.000%	2/15/26	20	21
[7]	Garland Independent School District GO	5.000%	2/15/34	90	104
[7]	Garland Independent School District GO	5.000%	2/15/35	135	155
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/38	75	79
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/43	230	238
	Harris County Flood Control District GO	5.000%	10/1/32	55	63
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/43	40	42
[3]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/24	100	101
[7]	Houston Independent School District GO	5.000%	2/15/26	65	67
[7]	Houston Independent School District GO	5.000%	2/15/28	75	79
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/39	25	26
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/24	100	100
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/30	60	62
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/31	75	76
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/34	200	207
	Houston TX GO	5.000%	3/1/26	105	108
[5]	Houston TX Hotel Occupancy Tax & Special Revenue	0.000%	9/1/31	65	49
[7]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/43	335	369
[7]	Irving Independent School District GO	5.000%	2/15/43	145	157
[7]	Lamar Consolidated Independent School District GO	5.000%	2/15/43	5	5
	Lewisville Independent School District GO	5.000%	8/15/25	150	153
[7]	Lewisville Independent School District GO	5.000%	8/15/29	75	82
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/25	210	213
[7]	North East TX Independent School District GO	5.250%	2/1/27	15	16
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	100	101
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	15	15
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	50	51
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	80	82
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	75	78
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	35	36
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	30	30
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	200	205
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	100	102
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	155	161
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	10	10
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	10	10
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/38	230	231
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/38	255	251
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	350	373
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	45	46
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	35	36
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/40	50	54
19

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/44	60	58
[8]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/35	55	37
[8]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/37	30	18
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/31	55	62
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/35	135	158
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/37	50	57
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/38	210	238
	Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/41	40	40
	Plano Independent School District GO	5.000%	2/15/25	100	101
	Plano Independent School District GO	5.000%	2/15/34	35	40
	Plano Independent School District GO	5.000%	2/15/43	15	16
[7]	Round Rock Independent School District GO	2.750%	8/1/34	275	247
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	4.000%	9/15/42	140	130
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	110	113
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	240	246
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	50	52
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/28	35	37
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	160	165
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/34	120	121
[7]	Spring Branch Independent School District GO	5.000%	2/1/25	100	101
[7]	Spring Branch Independent School District GO	5.000%	2/1/26	15	15
	Texas A&M University College & University Revenue	5.000%	5/15/28	50	53
	Texas GO	5.000%	10/1/30	155	163
	Texas GO	5.000%	10/1/33	115	121
	Texas GO	5.000%	10/1/36	50	51
	Texas GO, Prere.	5.000%	10/1/24	110	111
[3]	Texas State Technical College & University Revenue	5.500%	8/1/42	95	107
	Texas State University System College & University Revenue	5.000%	3/15/27	65	68
	Texas State University System College & University Revenue	5.000%	3/15/29	50	53
	Texas State University System College & University Revenue	5.000%	3/15/31	40	42
	Texas Transportation Commission GO	5.000%	4/1/31	105	118
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/24	60	60
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	110	112
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	60	61
	Texas Transportation Commission State Highway Fund Sales Tax Revenue	5.000%	10/1/32	100	115
	Texas Water Development Board Water Revenue	5.000%	4/15/29	50	53
	Texas Water Development Board Water Revenue	5.000%	10/15/31	100	106
	Texas Water Development Board Water Revenue	4.000%	10/15/32	110	112
	Texas Water Development Board Water Revenue	4.000%	10/15/32	75	75
	Texas Water Development Board Water Revenue	3.000%	10/15/34	25	23
	Texas Water Development Board Water Revenue	3.000%	10/15/35	80	72
	Texas Water Development Board Water Revenue	4.000%	10/15/35	95	97
	Texas Water Development Board Water Revenue	4.000%	10/15/36	20	20
	Texas Water Development Board Water Revenue	4.000%	10/15/37	75	77
	Texas Water Development Board Water Revenue	5.000%	10/15/38	40	42
	Texas Water Development Board Water Revenue	5.000%	8/1/41	90	98
	University of Houston College & University Revenue	5.000%	2/15/42	110	119
[7]	Ysleta Independent School District GO, Prere.	5.000%	8/15/25	100	102
					12,284
Utah (1.5%)
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/29	210	230
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/30	50	56
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/36	150	169
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/38	50	55
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/39	85	94
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/40	90	99
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/42	25	27
	University of Utah Local or Guaranteed Housing Revenue	5.000%	8/1/37	70	78
	Utah GO	5.000%	7/1/28	190	205
	Utah GO	5.000%	7/1/30	15	16
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/31	130	131
[3]	Utah Transit Authority Sales Tax Revenue	5.250%	6/15/32	105	119
	Utah Transit Authority Sales Tax Revenue	0.000%	12/15/32	25	18
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/41	100	100
	Utah Transit Authority Sales Tax Revenue, Prere.	4.000%	6/15/25	135	136
	Utah Transit Authority Sales Tax Revenue, Prere.	4.000%	6/15/25	260	262
	Utah Transit Authority Sales Tax Revenue, Prere.	4.000%	6/15/25	70	70
20

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	60	61
					1,926
Virginia (1.3%)
	Commonwealth of Virginia GO	5.000%	6/1/27	100	102
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue, Prere.	5.500%	1/1/28	115	125
	Richmond VA Public Utility Water Revenue, Prere.	5.000%	1/15/26	150	154
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/37	50	45
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/26	135	139
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/32	95	109
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/33	115	116
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	3.000%	2/1/35	40	37
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/35	45	52
[9]	Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	4.000%	2/1/44	200	195
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/36	55	51
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/36	25	25
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	5.000%	5/15/29	115	126
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	4.000%	5/15/33	5	5
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Projects)	4.000%	5/15/34	10	11
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/24	60	60
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/28	75	79
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/36	15	16
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/37	35	36
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/24	100	100
	Virginia Small Business Financing Authority College & University Revenue	4.000%	10/1/38	75	75
					1,658
Washington (4.6%)
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/32	50	57
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	3.000%	11/1/36	175	161
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	4.000%	11/1/40	50	51
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	50	51
	Energy Northwest Electric Power & Light Revenue (Subordinate Project)	5.000%	7/1/28	10	10
	Energy Northwest Nuclear Revenue	4.000%	7/1/30	60	63
	Energy Northwest Nuclear Revenue	5.000%	7/1/34	100	105
	Energy Northwest Nuclear Revenue	5.000%	7/1/34	60	69
	Energy Northwest Nuclear Revenue	5.000%	7/1/35	100	115
	Energy Northwest Nuclear Revenue	5.000%	7/1/35	160	177
	Energy Northwest Nuclear Revenue	5.000%	7/1/36	25	29
	Energy Northwest Nuclear Revenue	5.000%	7/1/37	65	70
	Energy Northwest Nuclear Revenue	5.000%	7/1/38	30	32
	Energy Northwest Nuclear Revenue	5.000%	7/1/38	105	106
	Energy Northwest Nuclear Revenue	5.000%	7/1/41	60	65
	Energy Northwest Nuclear Revenue	4.000%	7/1/42	100	99
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/27	200	211
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/28	65	69
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/40	95	103
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue), ETM	5.000%	7/1/24	50	50
	Franklin County School District No. 1 Pasco GO	4.000%	12/1/28	125	130
	King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/36	75	80
	King County School District No. 411 Issaquah GO	3.000%	12/1/30	125	121
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	3/1/31	50	56
	Spokane County School District No. 81 Spokane GO	5.000%	12/1/36	215	233
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/38	180	180
	University of Washington College & University Revenue	3.125%	7/1/42	30	24
	Washington GO	5.000%	7/1/24	100	100
	Washington GO	5.000%	7/1/24	100	100
	Washington GO	5.000%	8/1/24	70	70
	Washington GO	5.000%	8/1/24	65	65
	Washington GO	5.000%	7/1/25	100	102
	Washington GO	4.000%	7/1/26	65	66
	Washington GO	5.000%	8/1/28	180	191
	Washington GO	5.000%	8/1/28	440	466
	Washington GO	5.000%	8/1/28	50	54
	Washington GO	5.000%	8/1/29	70	77
	Washington GO	5.000%	8/1/30	105	111
	Washington GO	5.000%	8/1/30	40	45
21

Intermediate-Term Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Washington GO	5.000%	7/1/32	50	51
Washington GO	5.000%	7/1/32	50	51
Washington GO	5.000%	8/1/32	60	63
Washington GO	5.000%	8/1/33	120	137
Washington GO	5.000%	8/1/34	320	336
Washington GO	5.000%	8/1/35	10	11
Washington GO	5.000%	2/1/36	35	39
Washington GO	5.000%	8/1/36	50	58
Washington GO	5.000%	8/1/37	25	28
Washington GO	5.000%	2/1/38	40	44
Washington GO	5.000%	2/1/39	40	42
Washington GO	5.000%	2/1/39	25	28
Washington GO	5.000%	8/1/39	40	43
Washington GO	5.000%	2/1/40	15	16
Washington GO	5.000%	8/1/40	45	49
Washington GO	5.000%	2/1/41	165	172
Washington GO	5.000%	2/1/42	145	158
Washington GO	5.000%	2/1/42	50	56
Washington GO	5.000%	8/1/42	90	97
Washington GO	5.000%	8/1/42	120	131
Washington GO	5.000%	2/1/43	165	181
Washington GO	5.000%	8/1/43	75	82
Washington GO	5.000%	2/1/44	55	60
				5,897
West Virginia (0.0%)
West Virginia GO	5.000%	12/1/41	25	26
West Virginia GO	4.000%	6/1/43	20	20
				46
Wisconsin (2.3%)
Mount Pleasant WI Tax Allocation Tax Allocation Revenue	5.000%	4/1/43	100	104
Wisconsin Appropriations Revenue, ETM	5.000%	5/1/26	1,000	1,032
Wisconsin Appropriations Revenue, ETM	5.000%	5/1/27	300	316
Wisconsin Appropriations Revenue, Prere.	5.000%	5/1/27	160	168
Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/28	100	105
Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/30	125	140
Wisconsin GO	5.000%	5/1/25	10	10
Wisconsin GO	5.000%	11/1/25	100	102
Wisconsin GO	5.000%	11/1/28	50	53
Wisconsin GO	5.000%	5/1/30	120	134
Wisconsin GO	5.000%	11/1/30	100	105
Wisconsin GO	4.000%	11/1/34	35	36
Wisconsin GO	5.000%	5/1/38	100	113
Wisconsin GO	5.000%	5/1/38	370	422
Wisconsin GO, Prere.	5.000%	5/1/25	110	111
				2,951
Total Tax-Exempt Municipal Bonds (Cost $132,509)				131,699
22

Intermediate-Term Tax-Exempt Bond ETF
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[10]	Vanguard Municipal Cash Management Fund (Cost $306)	3.522%	3,056	306
Total Investments (102.5%) (Cost $132,815)				132,005
Other Assets and Liabilities—Net (-2.5%)				(3,275)
Net Assets (100%)				128,730
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
3	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
4	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
5	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, the aggregate value was $100,000, representing 0.1% of net assets.
7	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
8	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
9	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2024.
10	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
Prere.—Prerefunded.
VRDO—Variable Rate Demand Obligation.
See accompanying Notes, which are an integral part of the Financial Statements.
23

Intermediate-Term Tax-Exempt Bond ETF
Statement of Assets and Liabilities
As of April 30, 2024
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $132,509)	131,699
Affiliated Issuers (Cost $306)	306
Total Investments in Securities	132,005
Investment in Vanguard	2
Receivables for Investment Securities Sold	123
Receivables for Accrued Income	1,606
Receivables for Capital Shares Issued	2,476
Total Assets	136,212
Liabilities
Due to Custodian	2
Payables for Investment Securities Purchased	7,477
Payables to Vanguard	3
Total Liabilities	7,482
Net Assets	128,730
At April 30, 2024, net assets consisted of:

Paid-in Capital	129,376
Total Distributable Earnings (Loss)	(646)
Net Assets	128,730

Net Assets
Applicable to 1,300,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	128,730
Net Asset Value Per Share	$99.02
See accompanying Notes, which are an integral part of the Financial Statements.
24

Intermediate-Term Tax-Exempt Bond ETF
Statement of Operations

January 26, 2024[1] to April 30, 2024
($000)
Investment Income
Income
Interest[2]	449
Total Income	449
Expenses
The Vanguard Group—Note B
Management and Administrative	—
Custodian Fees	1
Shareholders’ Reports	5
Trustees’ Fees and Expenses	—
Professional Services	5
Total Expenses	11
Net Investment Income	438
Realized Net Gain (Loss) on Investment Securities Sold[2]	1
Change in Unrealized Appreciation (Depreciation) of Investment Securities[2]	(810)
Net Increase (Decrease) in Net Assets Resulting from Operations	(371)
1	Inception.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $9,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
Statement of Changes in Net Assets

January 26, 2024[1]to April 30, 2024
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	438
Realized Net Gain (Loss)	1
Change in Unrealized Appreciation (Depreciation)	(810)
Net Increase (Decrease) in Net Assets Resulting from Operations	(371)
Distributions
Total Distributions	(275)
Capital Share Transactions
Issued	129,377
Issued in Lieu of Cash Distributions	—
Redeemed	(1)
Net Increase (Decrease) from Capital Share Transactions	129,376
Total Increase (Decrease)	128,730
Net Assets
Beginning of Period	—
End of Period	128,730
1	Inception.

See accompanying Notes, which are an integral part of the Financial Statements.
25

Intermediate-Term Tax-Exempt Bond ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	January 26, 2024[1]to April 30, 2024
Net Asset Value, Beginning of Period	$100.00
Investment Operations
Net Investment Income[2]	.802
Net Realized and Unrealized Gain (Loss) on Investments	(1.310)
Total from Investment Operations	(.508)
Distributions
Dividends from Net Investment Income	(.472)
Distributions from Realized Capital Gains	—
Total Distributions	(.472)
Net Asset Value, End of Period	$99.02
Total Return	-0.51%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$129
Ratio of Total Expenses to Average Net Assets	0.08%
Ratio of Net Investment Income to Average Net Assets	3.16%
Portfolio Turnover Rate[3]	35%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
26

Intermediate-Term Tax-Exempt Bond ETF
Notes to Financial Statements
Vanguard Intermediate-Term Tax-Exempt Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange, Inc.; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the period ended April 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management,
27

Intermediate-Term Tax-Exempt Bond ETF
administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2024, the fund had contributed to Vanguard capital in the amount of $2,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of April 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	131,699	—	131,699
Temporary Cash Investments	306	—	—	306
Total	306	131,699	—	132,005
D.	As of April 30, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	132,816
Gross Unrealized Appreciation	109
Gross Unrealized Depreciation	(920)
Net Unrealized Appreciation (Depreciation)	(811)
E.	During the six months ended April 30, 2024, the fund purchased $112,747,000 of investment securities and sold $22,383,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $34,358,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
F.	Capital shares issued and redeemed were:

January 26, 2024[1]to April 30, 2024
Shares (000)
Issued	1,300
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) in Shares Outstanding	1,300
1	Inception.
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
28

Intermediate-Term Tax-Exempt Bond ETF
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
H.	Management has determined that no events or transactions occurred subsequent to April 30, 2024, that would require recognition or disclosure in these financial statements.
29

Trustees Approve Advisory Arrangement
In September 2023, the board of Vanguard Municipal Bond Funds approved the launch of Vanguard Intermediate-Term Tax-Exempt Bond ETF, which utilizes an internalized management structure whereby The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group, provides investment advisory services to the fund. The board determined that the investment advisory arrangement with Vanguard was in the best interests of the fund and its prospective shareholders. The fund was launched in January 2024.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board considered the quality of the investment management services to be provided to the fund and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability and depth.
The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.
Investment performance
The board determined that the Fixed Income Group, in its management of other Vanguard funds, has a track record of consistent performance and disciplined investment processes.
Cost
The board concluded that the fund’s expense ratio will be below the average expense ratio charged by funds in its peer group and that the fund’s estimated advisory expense rate for the current fiscal year would also be below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to prospective shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement after a one-year period.
30

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Municipal Bond Funds approved the appointment of liquidity risk management program administrators responsible for administering Intermediate-Term Tax-Exempt Bond ETF’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2023, through December 31, 2023 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
31

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
QV0372 062024

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MUNICIPAL BOND FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: June 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MUNICIPAL BOND FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: June 20, 2024

VANGUARD MUNICIPAL BOND FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: June 20, 2024

* By:	/s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney  filed on January 11, 2024 (see File Number 33-34494); a Power of Attorney  filed on July 21, 2023 (see File Number 33-53683), Incorporated by Reference; and a Power of Attorney  filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.